UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares iBonds Sep 2018 Term Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Short-term U.S. municipal bonds posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The S&P Short Term National AMT-Free Municipal Bond Index, a broad measure of short-term municipal bond market performance, returned 0.56% for the reporting period.

The U.S. economy strengthened during the reporting period; the final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000. Despite an improving economy, the annual inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing consumer inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level in a decade. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

Short-term municipal bonds did well during the first half of the reporting period as strong investor demand led to lower municipal bond yields and higher municipal bond prices. However, short-term bond yields reversed course during the latter half of the reporting period, rising in response to a stronger economy, signs of higher inflation, and Fed interest rate increases. For the full reporting period, short-term municipal bond yields rose, moderating their overall returns.

The short-term municipal bond market also faced increased volatility late in the reporting period amid concerns about the potential impact of federal tax reform legislation, which passed in December 2017. In addition to raising inflation expectations, the tax reform legislation contained several provisions that were expected to affect municipal bonds. For example, the legislation eliminated the tax exemption for advance refunding municipal bonds — these are bonds issued by municipalities when prevailing interest rates are low to refinance existing bonds prior to maturity. In response, state and local governments rushed to issue advance refunding municipal bonds in late 2017 before the law took effect at the beginning of 2018. The sharp increase in issuance was another contributing factor to rising short-term municipal bond yields late in the reporting period.

Another component of the tax legislation that could have an indirect impact on the municipal bond market was a steep reduction in corporate tax rates. This provision led to concerns about decreased demand for municipal bonds from insurance companies and banks, which make up nearly a quarter of the investor base for tax-advantaged municipal bonds.

From a credit quality perspective, lower-quality municipal securities outperformed higher-quality municipal bonds for the reporting period as investors sought out the higher yields of lower-rated municipal securities. Similarly, investor demand for yield helped longer-term municipal bonds outperform short-term municipal bonds for the reporting period as intermediate- and long-term municipal bond yields were largely unchanged.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.60%	0.48%	0.85%	0.60%	0.48%	0.85%
5 Years	1.08%	0.98%	0.99%	5.52%	5.01%	5.07%
Since Inception	1.20%	1.18%	1.00%	6.19%	6.10%	5.12%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
1,000.00	$1,001.80	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 0.60%, net of fees, while the total return for the Index was 0.85%.

ALLOCATION BY CREDIT QUALITY As of 3/31/18

S&P Credit Rating*	Percentage of Net Assets

AAA	29.42%
AA+	19.99
AA	22.19
AA-	15.58
A+	4.15
A	0.25
A-	0.45
BBB+	0.69
BBB-	0.63
Not Rated	5.40
Short-Term and Other Net Assets	1.25

TOTAL	100.00%

TEN LARGEST STATES As of 3/31/18

State	Percentage of Net Assets

California	14.47%
New York	7.70
Washington	6.67
Texas	6.53
Florida	6.00
Arizona	5.66
Massachusetts	4.84
Maryland	4.81
Virginia	4.66
Nevada	3.09

TOTAL	64.43%

*	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	0.27%	0.63%	0.31%	0.27%	0.63%
Since Inception	1.32%	1.33%	1.37%	5.61%	5.65%	5.82%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.60	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.63%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/18

S&P Credit Rating*	Percentage of Net Assets

AAA	33.48%
AA+	21.09
AA	19.59
AA-	10.78
A+	5.11
A	0.49
A-	0.89
BBB+	0.78
BBB-	0.62
BB+	0.01
Not Rated	5.81
Short-Term and Other Net Assets	1.35

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/18

State	Percentage of Net Assets

California	13.90%
New York	8.57
Texas	7.77
Florida	6.40
Washington	6.08
Maryland	5.78
Arizona	4.74
Massachusetts	3.82
Pennsylvania	3.40
Virginia	2.81

TOTAL	63.27%

*	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.29%	0.25%	0.64%	0.29%	0.25%	0.64%
Since Inception	1.48%	1.51%	1.50%	5.47%	5.59%	5.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.50	$0.89	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 0.29%, net of fees, while the total return for the Index was 0.64%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/18

S&P Credit Rating*	Percentage of Net Assets

AAA	30.22%
AA+	19.01
AA	23.19
AA-	12.21
A+	4.73
A	0.44
A-	0.74
BBB+	1.46
BBB-	0.38
Not Rated	6.44
Short-Term and Other Net Assets	1.18

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/18

State	Percentage of Net Assets

California	11.86%
New York	7.76
Florida	6.79
Texas	6.62
Washington	6.53
Massachusetts	5.99
Arizona	5.81
Maryland	5.64
Virginia	3.34
Ohio	3.01

TOTAL	63.35%

*	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.75%

ALABAMA — 1.21%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$710	$719,928
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18	275	276,548
Series C
5.00%, 09/01/18	215	218,059
State of Alabama GO
Series A
4.00%, 06/01/18	800	803,304
5.00%, 08/01/18	50	50,579
Series C
5.00%, 06/01/18	265	266,519

		2,334,937
ALASKA — 0.39%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18	25	25,201
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	100,630
5.50%, 06/30/18	120	121,188
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	101,141
5.00%, 09/01/18	100	101,427
State of Alaska GO
Series A
4.00%, 08/01/18	245	246,958
5.00%, 08/01/18	50	50,562

		747,107
ARIZONA — 5.66%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	100,555
Arizona State University RB
Series A
4.00%, 07/01/18	90	90,545

Security		Principal (000s)	Value
Series C
6.00%, 07/01/26	(PR 07/01/18)	$1,000	$1,010,950
Arizona Transportation Board RB
5.00%, 07/01/18		260	262,223
Series A
5.00%, 07/01/18		125	126,066
City of Chandler AZ GO
3.13%, 07/01/18		30	30,121
City of Chandler AZ RB
4.00%, 07/01/18		100	100,613
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,085
5.00%, 07/01/18	(ETM) (NPFGC)	35	35,299
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,073
City of Peoria AZ GOL
Series B
3.00%, 07/15/18		300	301,287
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		310	311,900
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,360	1,371,601
5.25%, 07/01/18	(NPFGC)	610	615,569
5.50%, 07/01/18		140	141,364
5.50%, 07/01/18	(NPFGC)	100	100,974
Series A
4.00%, 07/01/18		185	186,129
5.00%, 07/01/18		280	282,257
Series B
5.00%, 07/01/18		250	252,132
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	100,736
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	346,283
4.00%, 07/01/18		100	100,615
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	50,429

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
City of Tempe AZ GO
Series A
4.00%, 07/01/18	$155	$155,950
4.25%, 07/01/18	35	35,236
City of Tempe AZ GOL
Series B
4.00%, 07/01/18	120	120,736
City of Tempe AZ RB
5.00%, 07/01/18	175	176,493
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18	85	85,725
County of Maricopa AZ COP
5.00%, 07/01/18	750	756,322
County of Pima AZ GO
2.00%, 07/01/18	750	750,937
4.00%, 07/01/18	(AGM)	185	186,129
County of Pima AZ RB
4.00%, 07/01/18	215	216,311
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	110,933
5.00%, 07/01/18	(AGM)	125	126,060
Series B
5.00%, 07/01/18	75	75,636
Maricopa County Community College District GO
4.00%, 07/01/18	405	407,491
5.00%, 07/01/18	500	504,290
Series C
5.00%, 07/01/18	200	201,716
Series D
3.00%, 07/01/18	45	45,167
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18	100	100,365
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	375	378,199

Security		Principal (000s)	Value
Maricopa County Unified School District No. 69 Paradise Valley GO
Series A
2.00%, 07/01/18		$100	$100,127
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	146,240
State of Arizona COP
5.00%, 09/01/18		100	101,386
University of Arizona RB
Series B
5.00%, 06/01/18		100	100,560
Yavapai County Community College District GOL
4.00%, 07/01/18		100	100,610

			10,930,425
CALIFORNIA — 14.47%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		170	172,169
Anaheim Union High School District GO
5.00%, 08/01/18		295	298,404
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)[a]	115	114,393
Series C
0.00%, 08/01/18	(NPFGC)[a]	350	348,152
Cabrillo Community College District GO
5.00%, 08/01/18		100	101,181
California State Public Works Board RB
5.00%, 06/01/18		150	150,893
5.00%, 09/01/18	(ETM)	250	253,672
Series F
4.00%, 09/01/18		20	20,214
5.00%, 09/01/18		275	279,062
Series G
5.00%, 09/01/18		75	76,108
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	75,319

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Chaffey Joint Union High School District GO
5.00%, 08/01/18		$100	$101,164
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	130,949
City of Cupertino CA COP
2.00%, 07/01/18		250	250,385
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	86,255
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.25%, 06/01/18		120	120,570
5.00%, 06/01/18		225	226,340
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)[a]	150	149,217
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	110,617
Desert Sands Unified School District GO
4.00%, 08/01/18		50	50,426
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/18		40	40,167
Eastern Municipal Water District RB
Series A
4.00%, 07/01/18		400	402,548
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	201,982
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)[a]	55	54,724
Series C
5.25%, 08/01/18	(NPFGC)	70	70,879

Security		Principal (000s)	Value
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		$100	$100,852
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	101,164
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	172,008
Huntington Beach Union High School District GO
4.00%, 08/01/18		295	297,475
Kern High School District GO
4.00%, 08/01/18		150	151,258
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)[a]	200	198,726
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	101,184
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	70,815
Los Altos Elementary School District GO
3.00%, 08/01/18		100	100,513
5.00%, 08/01/18		120	121,397
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	201,644
Series F-1
4.00%, 08/01/18		80	80,658
5.00%, 08/01/21	(PR 08/01/18)	290	293,405
5.00%, 08/01/33	(PR 08/01/18)	205	207,407
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	226,451

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$740	$746,572
Series B
5.00%, 06/01/18		130	130,762
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		290	293,425
Los Angeles Department of Water & Power System Revenue RB
Series A
3.00%, 07/01/18		250	250,992
4.00%, 07/01/18		135	135,864
5.00%, 07/01/18		560	564,945
Series B
5.00%, 07/01/18		325	327,870
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		335	338,015
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		970	978,420
Series A-1
4.00%, 07/01/18		555	558,469
5.50%, 07/01/18	(FGIC)	280	282,769
Series B
5.00%, 07/01/18		200	201,736
Series C
5.00%, 07/01/18		230	231,996
Series D
5.00%, 07/01/18		90	90,781
Series KRY
5.00%, 07/01/18		665	670,772
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	126,075
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	232,070
Series B
4.00%, 07/01/18		75	75,493

Security		Principal (000s)	Value
Series C
5.00%, 07/01/18		$105	$105,945
Series E
4.00%, 07/01/18		50	50,329
Mount San Antonio Community College District GO
Series A
5.00%, 09/01/18		350	355,169
Municipal Improvement Corp. of Los Angeles RB
Series A
4.10%, 09/01/18	(ETM)	100	101,081
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	75,883
5.00%, 08/01/18	(ETM) (AGC)	50	50,587
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/18		175	176,496
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	176,510
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	101,164
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		265	266,532
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	217,290
Series U
5.00%, 08/15/18	(AGM)	95	96,251
Series X
4.00%, 08/15/18		150	151,429
5.00%, 08/15/18		75	75,988

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
San Diego Community College District GO
5.00%, 08/01/18		$285	$288,423
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	151,801
5.00%, 08/01/18	(ETM)	150	151,761
San Diego Redevelopment Agency Successor Agency TA
Series A
4.00%, 09/01/18		250	252,652
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)[a]	140	139,461
Series B
6.05%, 07/01/18	(NPFGC)	125	126,431
Series R-3
5.00%, 07/01/18		290	292,581
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	256,341
5.00%, 08/01/18		150	151,765
San Francisco Unified School District GO
Series B
5.00%, 06/15/18		100	100,724
Series E
5.00%, 06/15/18		135	135,977
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	50,739
5.00%, 09/01/18	(AGM)	100	101,477
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	301,755
San Juan Unified School District GO
5.00%, 08/01/18		325	328,825

Security		Principal (000s)	Value
San Mateo County Community College District GO
4.00%, 09/01/18		$265	$267,833
Series A
0.00%, 09/01/18	(NPFGC)[a]	275	273,259
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	100,527
San Mateo Union High School District GO
Series A
0.00%, 09/01/18[a]		525	521,635
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		150	151,258
Santa Clara Unified School District GO
5.00%, 07/01/18		100	100,883
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	100,855
Simi Valley Unified School District GO
5.00%, 08/01/18		250	252,885
Southern California Public Power Authority RB
4.00%, 07/01/18		100	100,640
5.00%, 07/01/18		480	484,238
Series A
3.50%, 07/01/18		100	100,518
4.00%, 07/01/18		175	176,120
5.00%, 07/01/18		700	706,180
State of California GO
4.00%, 09/01/18		365	368,902
4.50%, 08/01/18		315	318,207
5.00%, 08/01/18		920	930,865
5.00%, 09/01/18		2,610	2,648,550
Series A
4.40%, 07/01/18	(ETM)	460	463,367
5.00%, 07/01/18	(ETM)	810	817,112
Series B
5.00%, 09/01/18		1,225	1,243,093

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	$75	$75,995
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/18		250	252,120
William S Hart Union High School District GO
Series C
4.00%, 08/01/18		100	100,839

			27,935,021
COLORADO — 0.33%
City & County of Denver CO GO
5.25%, 08/01/18		145	146,844
Series A
5.00%, 08/01/18		145	146,727
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	60,617
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	100,565
University of Colorado RB
5.00%, 06/01/18		90	90,515
Series B-1
5.00%, 06/01/18		100	100,572

			645,840
CONNECTICUT — 1.38%
City of Bristol CT GO
4.00%, 07/15/18		60	60,428
City of Stamford CT GO
2.50%, 08/01/18		250	250,817
5.00%, 08/15/18		100	101,276
State of Connecticut GO
5.00%, 08/01/18		75	75,783
Series B
5.25%, 06/01/18	(AMBAC)	520	522,933
Series C
5.00%, 06/01/18		170	170,891
5.00%, 06/15/18		250	251,627

Security		Principal (000s)	Value
State of Connecticut RB
Series A
5.00%, 06/01/18		$150	$150,845
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		150	150,849
4.00%, 09/01/18		275	277,678
Series B
5.00%, 08/01/18		100	101,104
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	100,888
Town of Newton CT GO
Series B
5.00%, 07/01/18		100	100,853
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	151,265
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	100,855
University of Connecticut RB
Series A
4.00%, 08/15/18		100	100,831

			2,668,923
DELAWARE — 0.83%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	85,609
5.00%, 07/15/18		100	100,997
Series B
4.00%, 07/15/18		135	135,967
Delaware Transportation Authority RB
5.00%, 07/01/18		490	494,204
Series A
5.00%, 07/01/18		470	474,033
State of Delaware GO
5.00%, 07/01/18		175	176,505

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series A
3.00%, 07/01/18		$75	$75,281
5.00%, 08/01/18		50	50,573

			1,593,169
DISTRICT OF COLUMBIA — 0.70%
District of Columbia GO
Series A
5.00%, 06/01/18		555	558,125
Series B
5.25%, 06/01/18	(AMBAC)	415	417,502
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18		370	373,163

			1,348,790
FLORIDA — 6.00%
County of Hillsborough FL RB
5.00%, 08/01/18		150	151,721
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	50,610
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	146,211
Series A
5.00%, 07/01/18	(AGC)	175	176,461
County of Palm Beach FL RB
5.00%, 06/01/18		200	201,140
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		380	383,249
5.25%, 07/01/18		510	514,672
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		260	263,000
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	236,405
5.00%, 07/01/18		925	932,770
Series B
5.00%, 07/01/18		250	252,100

Security		Principal (000s)	Value
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		$405	$408,463
5.50%, 07/01/18	(NPFGC)	325	328,175
Lake County School Board COP
Series A
5.00%, 06/01/18		100	100,545
Lee County School Board (The) COP
5.00%, 08/01/18		180	182,072
Series B
5.00%, 08/01/18		200	202,302
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		300	302,454
Series B
5.00%, 07/01/18		100	100,818
Orange County School Board COP
Series A
4.00%, 08/01/18		115	115,960
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	338,856
Series B
5.00%, 08/01/18		215	217,474
Pasco County School Board COP
5.00%, 08/01/18		100	101,117
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/18		210	211,182
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	400	404,536
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		375	378,236

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/18		$2,155	$2,167,327
5.00%, 07/01/18		70	70,602
Series B
5.00%, 06/01/18		650	653,718
5.00%, 07/01/18		305	307,623
Series C
5.00%, 06/01/18		45	45,257
Series D
5.00%, 06/01/18		125	125,715
Series E
5.00%, 06/01/18		350	352,002
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	408,001
Series E
5.00%, 07/01/18		710	716,127
Volusia County School Board COP
Series A
5.00%, 08/01/18		35	35,403

			11,582,304
GEORGIA — 1.86%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	75,550
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	40,223
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18		50	50,204
5.00%, 06/01/18		300	301,704
5.00%, 06/01/18	(AGM)	470	472,670
Series B
5.00%, 06/01/18		100	100,568
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	320	323,651

Security	Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	$220	$221,881
Series B
4.00%, 07/01/18	135	135,828
State of Georgia GO
Series A
5.00%, 07/01/18	275	277,365
Series B
4.25%, 08/01/18	150	151,354
5.00%, 07/01/18	100	100,860
Series C
5.00%, 07/01/18	600	605,160
Series E
5.00%, 07/01/18	420	423,612
Series E-2
4.00%, 09/01/18	315	318,238

3,598,868
HAWAII — 1.37%
City & County Honolulu HI Wastewater System Revenue RB
Series B
5.00%, 07/01/18	75	75,641
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18	55	55,450
4.00%, 08/01/18	(ETM)	20	20,160
Series B
5.00%, 08/01/18	150	151,716
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18	185	186,569
Series A
3.00%, 07/01/18	180	180,666
4.00%, 07/01/18	90	90,552
5.00%, 07/01/18	100	100,855
County of Hawaii HI GO
Series B
5.00%, 09/01/18	100	101,427
County of Maui HI GO
5.00%, 06/01/18	100	100,567

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series B
5.00%, 06/01/18		$50	$50,284
Honolulu City & County Board of Water Supply RB
Series A
4.00%, 07/01/18		110	110,674
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	202,288
Series DQ
5.00%, 06/01/18	(ETM)	500	502,815
Series DR
5.00%, 06/01/18		360	362,041
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	350	353,206

			2,644,911
ILLINOIS — 1.64%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	70,389
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)[a]	5	4,972
0.00%, 06/15/18	(ETM)
	(NPFGC)[a]	145	144,523
0.00%, 06/15/18	(ETM)
	(NPFGC-FGIC)[a]	55	54,819
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	100,652
Series A
5.00%, 07/01/18		50	50,403
Series B
5.50%, 06/01/18	(NPFGC)	160	160,979
State of Illinois GO
0.00%, 08/01/18[a]		250	247,573
0.00%, 08/01/18[a]		205	203,009
4.00%, 07/01/18		360	361,343
5.00%, 08/01/18		265	267,170

Security		Principal (000s)	Value
First Series
5.50%, 08/01/18	(NPFGC)	$135	$136,382
State of Illinois RB
3.00%, 06/15/18		250	250,705
5.00%, 06/15/18		315	317,016
Second Series
5.75%, 06/15/18	(NPFGC)	225	226,775
Series B
5.00%, 06/15/18		560	563,584

			3,160,294
INDIANA — 0.43%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	100,565
Purdue University RB
Series A
5.00%, 07/01/18		100	100,855
Series AA
5.00%, 07/01/18		150	151,283
Series Y
5.00%, 07/01/18		350	352,992
Series Z-1
5.00%, 07/01/18		120	121,026

			826,721
IOWA — 0.91%
Cedar Rapids Community School District GO
5.00%, 06/01/18		100	100,555
City of Cedar Rapids IA GO
Series A
4.00%, 06/01/18		290	291,169
Iowa City Community School District GO
Series B
3.00%, 06/01/18		135	135,329
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	130	131,271
5.00%, 08/01/18		710	718,172
5.00%, 08/01/18	(ETM)	65	65,742
Series A
5.00%, 08/01/18		155	156,784

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
State of Iowa RB
4.00%, 06/15/18		$150	$150,749

			1,749,771
KANSAS — 0.63%
Douglas County Unified School District No. 497 Lawrence GO
Series A
4.00%, 09/01/18		90	90,894
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18		415	421,026
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/18		100	101,440
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	507,135
Series C
5.00%, 09/01/18		100	101,440

			1,221,935
KENTUCKY — 0.22%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	(SAP)	75	75,816
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18		350	352,933

			428,749
LOUISIANA — 0.24%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	100,568
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	202,282
5.00%, 09/01/18	(ETM)	100	101,427
State of Louisiana RB
Series A
4.00%, 06/15/18		50	50,236

			454,513

Security	Principal (000s)	Value
MAINE — 0.26%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/18	$115	$116,661
Maine Turnpike Authority RB
5.00%, 07/01/18	50	50,428
5.00%, 07/01/18	(AGM)	330	332,821

499,910
MARYLAND — 4.81%
City of Frederick MD GO
5.00%, 09/01/18	175	177,513
County of Baltimore MD GO
5.00%, 08/01/18	1,150	1,163,237
Series B
4.50%, 09/01/18	100	101,236
County of Frederick MD GO
4.00%, 08/01/18	345	347,846
County of Harford MD GO
5.00%, 07/01/18	200	201,726
County of Howard MD GO
Series A
5.00%, 08/15/18	100	101,288
Series B
5.00%, 08/15/18	390	395,023
County of Montgomery MD GO
Series A
5.00%, 07/01/18	300	302,565
5.00%, 08/01/18	250	252,857
County of Prince George's MD GOL
4.00%, 07/15/18	25	25,179
Series A
5.00%, 09/01/18	250	253,590
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	100,865
Series A
4.00%, 07/01/18	385	387,395
5.00%, 07/01/18	320	322,768
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	202,046
5.00%, 06/01/18	500	502,835

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
State of Maryland GO
First Series
4.00%, 08/15/18	$775	$782,269
Second Series
5.00%, 07/15/18	420	424,250
5.25%, 08/15/18	155	157,159
Second Series A
3.00%, 08/01/18	230	231,180
Second Series B
5.00%, 08/01/18	200	202,328
Second Series E
5.00%, 08/01/18	125	126,455
Series A
4.00%, 08/01/18	50	50,420
5.00%, 08/01/18	300	303,492
Series B
4.50%, 08/01/18	280	282,803
5.00%, 08/01/18	150	151,746
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	1,150	1,156,498
Second Series
5.00%, 06/01/18	275	276,554
Series 2009A
4.00%, 06/01/18	210	210,850
Series 2010A
4.00%, 06/01/18	100	100,405

		9,294,378
MASSACHUSETTS — 4.84%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/18	105	105,733
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/18	50	50,531
Series C
0.00%, 08/01/18[a]	125	124,327

Security		Principal (000s)	Value
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		$100	$100,751
5.00%, 08/01/18		220	222,583
Series B
3.00%, 06/01/18		525	526,381
4.00%, 06/01/18		240	241,015
4.00%, 07/01/18		25	25,159
5.00%, 06/01/18		100	100,583
5.00%, 07/01/18		150	151,320
5.00%, 08/01/18		1,225	1,239,381
Series D
5.50%, 08/01/18		500	506,685
5.50%, 08/01/18	(NPFGC-IBC)	100	101,337
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/18		230	231,316
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	352,117
5.00%, 07/01/24	(PR 07/01/18)	100	100,853
5.25%, 07/01/18		285	287,588
Series B
5.00%, 07/01/18		270	272,290
5.25%, 07/01/18		105	105,953
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	504,265
5.50%, 07/01/18		100	100,969
Series D
5.00%, 07/01/18		120	121,018
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	141,602
Series 12B
5.00%, 08/01/18		195	197,231
Series 15A
5.00%, 08/01/18		845	854,667
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/18		350	354,532

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series C
2.00%, 08/15/18	(ETM)	$185	$185,307
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		200	202,288
5.00%, 08/01/23	(PR 08/01/18) (AMBAC)	920	930,497
Series C
5.00%, 08/01/18		895	905,239

			9,343,518
MICHIGAN — 0.67%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18		1,045	1,053,987
Michigan State University RB
Series A
5.00%, 08/15/18		65	65,820
Series C
5.00%, 08/15/18		170	172,146

			1,291,953
MINNESOTA — 2.19%
Metropolitan Council GO
Series D
5.00%, 09/01/18		25	25,358
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(ETM) (AGC)	155	155,612
State of Minnesota GO
Series A
5.00%, 06/01/18		200	201,130
5.00%, 08/01/18		835	844,527
Series B
5.00%, 08/01/18		1,225	1,238,977
Series D
5.00%, 08/01/18		900	910,269
Series F
4.00%, 08/01/18		365	367,975
University of Minnesota RB
5.00%, 08/01/18		470	475,377

			4,219,225

Security	Principal (000s)	Value
MISSISSIPPI — 0.01%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18	$25	$25,198

		25,198
MISSOURI — 0.10%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	75,641
Series A
5.00%, 07/01/18	125	126,069

		201,710
MONTANA — 0.08%
Montana Department of Transportation RB
5.00%, 06/01/18	150	150,832

		150,832
NEBRASKA — 0.05%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	100	100,501

		100,501
NEVADA — 3.09%
Clark County School District GOL
Series A
5.00%, 06/15/18	1,360	1,369,153
Series D
5.00%, 06/15/18	750	755,047
Clark County Water Reclamation District GOL
5.25%, 07/01/19 (PR 07/01/18)	290	292,648
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18	135	136,223
Series B
5.00%, 07/01/18	670	675,581
Series D
3.60%, 07/01/18	220	221,118
5.00%, 07/01/18	280	282,374

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
County of Clark NV GOL
5.00%, 06/01/18		$275	$276,554
County of Clark NV RB
4.00%, 07/01/18		350	352,110
Series B
4.00%, 07/01/18		75	75,458
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18	(ETM)	100	100,555
Series C
5.00%, 06/01/18		165	165,932
Nevada System of Higher Education RB
Series B
5.00%, 07/01/18		520	524,384
State of Nevada GOL
5.00%, 06/01/18		25	25,144
5.00%, 08/01/18		190	192,212
Series C
5.00%, 06/01/18		360	362,077
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	100,443
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	50,271

			5,957,284
NEW HAMPSHIRE — 0.72%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	167,425
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		200	202,228
State of New Hampshire GO
Series A
5.00%, 07/01/18		160	161,384
Series B
4.00%, 06/01/18		300	301,236
5.00%, 06/01/18		100	100,572

Security		Principal (000s)	Value
State of New Hampshire RB
5.00%, 09/01/18		$445	$451,110

			1,383,955
NEW JERSEY — 1.88%
County of Essex NJ GO
Series A
5.00%, 08/01/18		125	126,421
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	100,242
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		135	135,788
5.00%, 06/15/18	(ETM)	15	15,102
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	251,630
5.00%, 09/01/18		200	202,372
5.00%, 09/01/18	(ETM)	315	319,432
Series A
0.00%, 07/01/18	(ETM)
	(NPFGC)[a]	55	54,784
Series PP
5.00%, 06/15/18		75	75,438
5.00%, 06/15/18	(ETM)	25	25,172
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	261,222
Series J
5.00%, 07/01/18		50	50,434
Series K
4.25%, 07/01/18		260	261,784
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	303,096
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	402,336
5.75%, 06/15/18		50	50,366
Series AA
4.00%, 06/15/18		65	65,251

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series B
5.00%, 06/15/18		$75	$75,438
State of New Jersey GO
5.00%, 06/01/18		170	170,918
Series H
5.25%, 07/01/18		175	176,538
Series K
5.13%, 07/15/18		50	50,492
Series L
5.25%, 07/15/18	(AMBAC)	50	50,510
Series M
5.50%, 07/15/18	(AMBAC)	360	363,920
Series Q
5.00%, 08/15/18		50	50,611

			3,639,297
NEW MEXICO — 1.37%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	100,487
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	50,309
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	60,246
5.00%, 06/01/18		125	125,713
County of Santa Fe NM GO
4.00%, 07/01/18		100	100,622
Series A
3.00%, 07/01/18		75	75,285
New Mexico Finance Authority RB
5.00%, 06/15/18		300	302,061
Series A
4.00%, 06/01/18		60	60,236
Series E
4.00%, 06/01/18		280	281,103
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	151,213
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		1,145	1,154,847

Security	Principal (000s)	Value
Series B
5.00%, 07/01/18	$190	$191,621

		2,653,743
NEW YORK — 7.70%
City of New York NY GO
Series 1
4.00%, 08/01/18	100	100,792
5.00%, 08/01/18	445	449,971
Series A
3.00%, 08/01/18	125	125,584
5.00%, 08/01/18	615	621,869
Series A-1
3.00%, 08/01/18	100	100,467
Series B
4.00%, 08/01/18	390	393,089
5.00%, 08/01/18	470	475,250
Series C
4.00%, 08/01/18	505	509,000
5.00%, 08/01/18	875	884,773
5.25%, 08/01/18	70	70,839
Series D
5.00%, 08/01/18	45	45,503
Series E
0.00%, 08/01/18[a]	50	49,741
4.00%, 08/01/18	380	383,010
5.00%, 08/01/18	725	733,098
Series F
5.00%, 08/01/18	70	70,782
Series G
5.00%, 08/01/18	665	672,428
Series I
5.00%, 08/01/18	805	813,992
Series I-1
5.00%, 08/01/18	550	556,143
Series J
5.00%, 08/01/18	50	50,559
Series J-1
4.00%, 08/01/18	100	100,792
Series K
5.00%, 08/01/18	250	252,792
County of Onondaga NY GO
Series A
5.00%, 06/15/18	125	125,885

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
County of Orange NY GO
Series A
5.00%, 07/15/18		$25	$25,250
County of Westchester NY GO
Series B
5.00%, 07/01/18		100	100,883
County of Westchester NY GOL
Series B
4.00%, 07/01/18		20	20,128
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	151,545
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	100,440
5.00%, 07/15/18	(SAW)	755	762,573
Series S-2
4.90%, 07/15/18	(SAW)	25	25,244
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		670	677,645
Series A-3
5.00%, 08/01/18	(ETM)	145	146,659
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/18	(ETM)	60	60,421
Series BB
4.00%, 06/15/18		100	100,501
Series C
5.25%, 06/15/18	(ETM)	115	115,864
Series D
0.00%, 06/15/18[a]		60	59,818
Series FF
5.00%, 06/15/18		215	216,505
Series FF-1
3.25%, 06/15/18		100	100,352
4.00%, 06/15/18		100	100,501
5.00%, 06/15/18		150	151,050

Security		Principal (000s)	Value
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	$100	$100,702
New York State Dormitory Authority RB
5.00%, 07/01/18		320	322,842
Series A
4.00%, 07/01/18		515	518,103
4.00%, 07/01/18	(ETM)	150	150,900
4.50%, 07/01/18		100	100,729
5.00%, 07/01/18		630	635,338
5.50%, 07/01/18	(NPFGC)	140	141,413
Series D
5.00%, 06/15/18		220	221,575
5.00%, 06/15/18	(ETM)	250	251,755
Series E
5.00%, 08/15/18		125	126,628
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		470	473,375
Series A
5.00%, 06/15/18		410	412,943
Series B
5.00%, 06/15/18		355	357,549
5.00%, 08/15/18		90	91,175
Port Authority of New York & New Jersey RB
5.00%, 07/15/18		355	358,511
5.00%, 09/01/18		100	101,419

			14,866,695
NORTH CAROLINA — 1.87%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	116,312
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/18		25	25,208
City of Charlotte NC GO
Series A
5.00%, 07/01/18		105	105,898

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	$285	$287,437
Series B
5.00%, 07/01/18	160	161,368
City of Durham NC GO
4.00%, 09/01/18	390	393,974
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	110,663
County of Buncombe NC RB
5.00%, 06/01/18	100	100,563
Series A
5.00%, 06/01/18	300	301,689
County of Forsyth NC GO
5.00%, 07/01/18	205	206,753
Series E
4.00%, 07/01/18	250	251,532
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	192,168
Series D
4.00%, 08/01/18	200	201,630
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	175	175,858
4.00%, 08/01/18	100	100,815
5.00%, 08/01/18	25	25,285
County of Wake NC GO
5.00%, 09/01/18	200	202,880
State of North Carolina GO
Series A
5.00%, 06/01/18	200	201,162
Series D
3.00%, 06/01/18	350	350,913
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	100,565

		3,612,673
OHIO — 2.65%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	950	958,122

Security	Principal (000s)	Value
Series A
3.00%, 08/15/18	$155	$155,849
4.00%, 06/01/18	300	301,215
5.00%, 07/01/18	100	100,855
5.00%, 08/15/18	150	151,914
Miami University/Oxford OH RB
5.00%, 09/01/18	165	167,322
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	50,282
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/18	100	100,565
Ohio Water Development Authority RB
4.00%, 06/01/18	100	100,405
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	100,565
Series B
5.00%, 06/01/18	140	140,791
State of Ohio Department of Administration COP
5.00%, 09/01/18	350	354,777
Series S
4.00%, 09/01/18	225	227,153
State of Ohio GO
Series A
3.00%, 08/01/18	100	100,483
4.00%, 08/01/18	400	403,236
4.50%, 08/01/18	275	277,670
4.63%, 09/01/18	560	567,090
Series B
5.00%, 08/01/18	150	151,701
5.00%, 09/01/18	145	147,058
Series C
3.00%, 08/01/18	50	50,242
4.00%, 08/01/18	315	317,548
State of Ohio RB
Series 2008-1
5.25%, 06/15/18	50	50,373

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
5.75%, 06/15/18		$135	$136,139

			5,111,355
OKLAHOMA — 0.76%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18		50	50,369
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	100,224
5.00%, 06/01/18	(ETM) (BHAC)	200	201,126
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	221,331
5.00%, 07/01/18		415	418,519
Series B
5.00%, 07/01/18		165	166,399
Series C
4.00%, 07/01/18		200	201,210
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	25,338
State of Oklahoma GO
Series A
5.00%, 07/15/18		75	75,744

			1,460,260
OREGON — 0.68%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	202,282
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/18		265	268,040
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	50,356
County of Multnomah OR GOL
3.00%, 08/01/18		160	160,805
Portland Community College District GO
5.00%, 06/15/18		100	100,708
State of Oregon GO
Series A
4.00%, 08/01/18		430	433,547

Security		Principal (000s)	Value
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	$100	$100,755

			1,316,493
PENNSYLVANIA — 2.88%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18		100	100,714
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	377,149
5.00%, 06/15/18	(ETM)	50	50,350
5.00%, 07/01/18		475	479,085
Second Series
5.00%, 07/01/18		250	252,150
Series A
5.00%, 07/15/18		150	151,495
Third Series
5.38%, 07/01/18	(AGM)	640	646,086
County of Bucks PA GO
5.00%, 06/01/18		120	120,678
County of Erie PA GO
Series C
3.00%, 09/01/18		100	100,603
Delaware County Authority RB
4.00%, 08/01/18		100	100,792
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/18	(NPFGC)	75	75,704
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18		2,120	2,137,914
Pennsylvania Higher Educational Facilities Authority RB
Series AN
5.00%, 06/15/18		100	100,691
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		495	498,564

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	$50	$50,266
5.25%, 07/15/18	(AGM)	75	75,799
Series C
5.38%, 06/01/18	(AGC)	150	150,885
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	100,519

			5,569,444
RHODE ISLAND — 0.07%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18		125	126,269

			126,269
SOUTH CAROLINA — 0.40%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	100,835
State of South Carolina GO
Series A
5.00%, 06/01/18		170	170,969
5.00%, 08/01/18	(SAW)	500	505,755

			777,559
SOUTH DAKOTA — 0.05%
South Dakota Conservancy District RB
Series B
4.00%, 08/01/18		75	75,599
4.00%, 08/01/18	(ETM)	25	25,196

			100,795
TENNESSEE — 1.00%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18		250	251,860
5.00%, 07/01/18		640	645,536
Series D
4.00%, 07/01/18		255	256,586
5.00%, 07/01/18		105	105,908

Security	Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	$175	$176,458
State of Tennessee GO
Series A
4.00%, 09/01/18	125	126,305
5.00%, 08/01/18	195	197,264
Series B
4.00%, 08/01/18	165	166,378

1,926,295
TEXAS — 6.53%
Austin Community College District GOL
5.00%, 08/01/18	195	197,217
Austin Independent School District GO
Series B
5.00%, 08/01/18	120	121,409
City of Arlington TX GOL
Series A
4.00%, 08/15/18	100	100,909
City of Austin TX GOL
4.00%, 09/01/18	160	161,658
5.00%, 09/01/18	150	152,166
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18	50	50,470
City of Houston TX Airport System Revenue RB
Series A
5.00%, 07/01/18	85	85,735
City of Plano TX GOL
Series 2011
4.00%, 09/01/18	150	151,528
City of San Antonio TX GOL
4.50%, 08/01/18	70	70,678
5.00%, 08/01/18	100	101,131
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	50,456

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Coppell Independent School District GO
Series B
0.00%, 08/15/18[a]		$145	$144,155
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	151,043
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	152,050
County of Harris TX RB
Series C
5.00%, 08/15/18		180	182,277
County of Tarrant TX GOL
5.00%, 07/15/18		85	85,843
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	101,276
Dallas Independent School District GOL
1.50%, 02/15/34	(Put 08/15/18)[b]	150	149,927
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	141,277
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	151,368
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	288,637
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	101,276
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	151,909
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	121,531

Security		Principal (000s)	Value
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	$275	$277,508
Series A
0.00%, 08/15/18	(PSF)[a]	25	24,860
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	395	399,507
Laredo Community College District GOL
5.00%, 08/01/18		100	101,124
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	101,367
Series 2010
0.00%, 08/15/18	(PSF)[a]	300	298,314
Series B
0.00%, 08/15/18[a]		170	168,978
Lewisville Independent School District GO
5.00%, 08/15/18		100	101,273
Series A
4.00%, 08/15/18	(PSF)	335	338,055
Series B
4.00%, 08/15/18		225	227,045
Lone Star College System GOL
Series A
5.00%, 08/15/18		190	192,424
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	50,638
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	400	404,564
North Texas Municipal Water District RB
4.00%, 06/01/18		225	225,922
5.00%, 06/01/18		275	276,544
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		575	581,003

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	$60	$60,547
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/18		150	151,275
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/18		150	151,290
Pleasanton Independent School District GO
5.00%, 08/15/18	(PSF)	130	131,659
Round Rock Independent School District GO
4.50%, 08/01/18		300	302,874
5.00%, 08/01/18		90	91,027
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	225	227,257
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	100,730
State of Texas GO
4.00%, 08/01/18		145	146,177
Series B
3.00%, 08/01/18		150	150,720
5.00%, 08/01/18		120	121,357
Series B-1
5.00%, 08/01/18		55	55,622
Series C
4.00%, 08/01/18		215	216,731
5.00%, 08/01/18		205	207,319
Series C-1
5.00%, 08/01/18		100	101,131
Series F
5.00%, 08/01/18		75	75,848
State of Texas RB
4.00%, 08/30/18		500	505,035
Tarrant Regional Water District RB
6.00%, 09/01/18		190	193,511

Security		Principal (000s)	Value
Texas Tech University RB
Series A
5.00%, 08/15/18		$200	$202,516
Texas Water Development Board RB
Subseries A-1
4.00%, 07/15/18		260	261,734
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18		260	263,008
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	101,276
University of Texas System (The) RB
Series A
5.00%, 08/15/18		655	663,240
Series B
4.00%, 08/15/18		535	539,783
5.25%, 08/15/18		280	283,777
Series C
5.00%, 08/15/18		370	374,655

			12,615,151
UTAH — 2.28%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		700	708,932
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	65,356
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	311,854
5.00%, 07/01/18		440	443,696
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	55,336
5.00%, 07/01/20	(PR 07/01/18)	300	302,559
5.00%, 01/01/24	(PR 07/01/18)	150	151,279
Series C
3.00%, 07/01/18		60	60,222
5.00%, 07/01/18		1,360	1,371,628

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
University of Utah (The) RB
Series A-1
4.00%, 08/01/18		$450	$453,654
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM)
	(AGM)	205	206,412
5.00%, 06/15/25	(PR 06/15/18)	270	271,860

			4,402,788
VERMONT — 0.20%
State of Vermont GO
Series B
5.00%, 08/15/18		250	253,220
Series D
4.00%, 08/15/18		130	131,201

			384,421
VIRGINIA — 4.66%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	100,702
5.00%, 07/15/18		5	5,050
City of Chesapeake VA GO
Series A
5.00%, 08/01/18		660	667,504
City of Newport News VA GO
Series A
5.00%, 07/15/18	(SAW)	100	100,989
Series B
5.00%, 07/01/18		55	55,469
Series C
5.00%, 09/01/18	(SAW)	100	101,423
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	151,479
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	247,430
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	251,013
5.00%, 06/01/18		300	301,695
County of Arlington VA GO
4.00%, 08/15/18		245	247,234

Security		Principal (000s)	Value
Series B
4.00%, 08/15/18		$100	$100,912
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	126,240
County of Henrico VA GO
4.00%, 07/15/18		125	125,888
Series A
5.00%, 08/01/18		100	101,141
County of Loudoun VA GO
Series A
5.00%, 07/01/18		200	201,710
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		135	136,535
Virginia College Building Authority RB
4.00%, 09/01/18		100	101,007
5.00%, 09/01/18	(SAW)	400	405,660
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,065,424
Series A
5.00%, 09/01/18		250	253,538
Series B
5.00%, 09/01/18		650	659,197
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	100,853
5.00%, 08/01/18		100	101,137
5.00%, 08/01/18	(SAP)	230	232,615
Series B-1
5.00%, 08/01/18		100	101,137
Series C
5.00%, 08/01/18		1,000	1,011,370
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	75,742
5.00%, 08/01/18		100	101,134
5.00%, 08/01/18	(SAW)	335	338,799
Series B
5.00%, 08/01/18		105	106,191
5.00%, 08/01/18	(SAW)	400	404,536
Series C
4.00%, 08/01/18	(SAW)	285	287,306

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
5.00%, 08/01/18	(SAW)	$625	$632,087

9,000,147
WASHINGTON — 6.67%
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/18	750	760,702
Series A
5.00%, 06/01/18	195	196,102
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18	290	292,384
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	251,005
County of King WA GOL
5.00%, 06/01/18	275	276,554
County of Pierce WA RB
5.00%, 08/01/18	125	126,405
Energy Northwest RB
4.00%, 07/01/18	250	251,512
5.00%, 07/01/18	405	408,434
Series A
5.00%, 07/01/18	2,815	2,838,871
5.25%, 07/01/18	860	867,809
Series C
5.00%, 07/01/18	100	100,848
Port of Seattle WA
Series A
4.00%, 08/01/18	65	65,521
Port of Seattle WA GOL
5.00%, 06/01/18	425	427,444
Port of Seattle WA RB
5.00%, 06/01/18	260	261,451
Series A
5.00%, 08/01/18	70	70,789
State of Washington COP
Series A
5.00%, 07/01/18	125	126,066
Series F
4.00%, 07/01/18	195	196,189
State of Washington GO
5.00%, 07/01/18	205	206,759

Security	Principal (000s)	Value
Series 2010A
5.00%, 08/01/18	$115	$116,316
Series 2010C
5.00%, 08/01/18	170	171,945
Series 2013A
5.00%, 08/01/18	515	520,892
Series A
5.00%, 07/01/18	250	252,145
5.00%, 08/01/18	1,040	1,051,897
Series B
5.00%, 07/01/18	350	353,003
5.00%, 08/01/18	270	273,089
Series B-2
5.00%, 08/01/18	145	146,659
Series C
5.00%, 06/01/18	100	100,567
5.50%, 07/01/18	280	282,741
Series D
5.00%, 07/01/18	300	302,574
Series R-2011C
5.00%, 07/01/18	240	242,059
Series R-2012A
5.00%, 07/01/18	70	70,601
Series R-2013C
5.00%, 07/01/18	500	504,290
Series R-2015
5.00%, 07/01/18	100	100,858
Series R-2015C
4.00%, 07/01/18	85	85,523
State of Washington RB
Series C
5.00%, 09/01/18	505	511,934
University of Washington RB
Series C
5.00%, 07/01/18	65	65,561

		12,877,499
WEST VIRGINIA — 0.10%
State of West Virginia GO
Series A
5.00%, 06/01/18	200	201,124

		201,124

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Security		Principal or Shares (000s)	Value
WISCONSIN — 1.91%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	(ETM)	$150	$150,833
Series 2
5.00%, 06/01/18	(ETM)	480	482,664
Series 5
5.00%, 06/01/18	(ETM)	100	100,555
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/18		300	301,674
State of Wisconsin RB
Series 1
4.00%, 07/01/18		865	870,259
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18		1,015	1,023,627
Series 2
4.00%, 07/01/18		250	251,520
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	505	509,131

			3,690,263

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $190,975,440)			190,673,013

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds: MuniCash
1.25%[c,d]		516	516,017

			516,017

TOTAL SHORT-TERM INVESTMENTS (Cost: $516,068)			516,017

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $191,491,508)			191,189,030
Other Assets, Less Liabilities — 0.98%			1,900,716

NET ASSETS — 100.00%			$193,089,746

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC – FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

NPFGC – IBC  —  National Public Finance Guarantee Corp. – Insured Bond Certificates

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 03/31/18 (000s)	Value at 03/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	511	5	[b]	—	516	$516,017	$3,103	$180	$(107)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$190,673,013	$—	$190,673,013
Money market funds	516,017	—	—	516,017

Total	$516,017	$190,673,013	$—	$191,189,030

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.65%

ALABAMA — 0.73%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/19		$235	$239,298
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		545	569,808
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/19		195	203,988
City of Huntsville AL GO
Series A
5.00%, 09/01/19		185	193,634
State of Alabama GO
Series A
4.00%, 06/01/19		175	179,769
5.00%, 08/01/19		125	130,491
Series C
5.00%, 06/01/19		105	109,064
Series D
4.25%, 06/01/19	(ETM)	75	77,223
University of Alabama (The) RB
Series A
5.00%, 07/01/19		45	46,854

			1,750,129
ALASKA — 0.22%
Alaska Municipal Bond Bank Authority RB
Series 3
4.00%, 09/01/19	(MO)	100	103,079
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	118,349
5.00%, 06/30/19		10	10,414
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/19	(NPFGC)	20	20,936
State of Alaska GO
Series A
4.00%, 08/01/19		250	257,612

Security	Principal (000s)	Value
Series B
5.00%, 08/01/19	$20	$20,871

531,261
ARIZONA — 4.74%
Arizona Board of Regents COP
Series A
5.00%, 06/01/19	110	114,179
Series B
5.00%, 06/01/19	150	155,699
Series C
5.00%, 06/01/19	105	108,989
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/19	140	145,803
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	209,104
Series A-3
5.00%, 09/01/19	(AGM)	150	156,763
Arizona State University RB
Series A
5.00%, 07/01/19	50	52,066
Arizona Transportation Board RB
4.25%, 07/01/19	75	77,429
5.00%, 07/01/19	830	864,511
Series A
5.00%, 07/01/19	240	249,948
City of Chandler AZ RB
5.00%, 07/01/19	600	624,948
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	55	56,605
City of Phoenix AZ GO
3.00%, 07/01/19	175	177,982
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	50,790
4.00%, 07/01/19	130	133,648
5.00%, 07/01/19	980	1,019,503
Series A
4.00%, 07/01/19	495	508,615
5.00%, 07/01/19	995	1,034,451

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Series B
3.50%, 07/01/19	$75	$76,645
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	101,692
City of Tempe AZ GOL
Series B
4.00%, 07/01/19	135	138,957
City of Tempe AZ RB
5.00%, 07/01/19	1,000	1,041,450
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	41,658
County of Pima AZ RB
4.00%, 07/01/19	25	25,723
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	340	354,008
Series 2016
5.00%, 07/01/19	400	416,480
Series B
5.00%, 07/01/19	290	301,948
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	260	270,842
Series D
4.00%, 07/01/19	625	643,394
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	130	135,672
Series E
5.00%, 07/01/19	480	499,896
Maricopa County High School District No. 210-Phoenix GOL
3.00%, 07/01/19	75	76,204
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19	115	118,198
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19	70	71,553

Security		Principal (000s)	Value
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		$105	$107,985
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		100	103,894
5.00%, 06/01/19	(ETM)	150	155,735
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		285	296,850
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	317,642
State of Arizona COP
4.00%, 09/01/19		100	103,164
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/19	(AGM)	55	57,190
University of Arizona RB
5.00%, 08/01/19		115	120,021
Series B
5.00%, 06/01/19		85	88,290

			11,406,124
CALIFORNIA — 13.90%
91 Express Lanes Toll Road RB
5.00%, 08/15/19		270	282,317
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)[a]	50	48,690
Benicia Unified School District GO
4.00%, 08/01/19		65	67,110
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	94,124
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	26,293
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	26,003
5.00%, 09/01/19		445	466,213
Series D
5.00%, 09/01/19		125	130,959

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series F
4.00%, 09/01/19		$25	$25,844
5.00%, 09/01/19		185	193,819
Series G
5.00%, 09/01/19		255	267,156
Chaffey Community College District GO
Series A
5.00%, 06/01/19		195	202,892
City & County of San Francisco CA GO
4.00%, 06/15/19		150	154,478
Series A
5.00%, 06/15/19		115	119,794
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	(ETM)	90	93,078
5.00%, 09/01/19		360	377,525
Series B
5.00%, 09/01/19		240	251,683
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		680	707,520
5.25%, 06/01/19		170	177,368
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/19		50	52,092
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/19	(AMBAC)[a]	60	58,486
Clovis Unified School District GO
Series A
0.00%, 08/01/19	(ETM) (NPFGC)[a]	150	146,666
Coast Community College District GO
Series A
5.00%, 08/01/19		415	434,073
Contra Costa County Public Financing Authority RB
Series B
5.00%, 06/01/19		75	78,009

Security		Principal (000s)	Value
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/19		$170	$177,004
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		125	130,660
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	57,174
Series B
4.00%, 06/01/19		20	20,561
5.00%, 06/01/19		65	67,569
East Bay Regional Park District GO
Series A
3.00%, 09/01/19		35	35,730
El Camino Community College District GO
5.00%, 08/01/19		365	381,775
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	68,182
Fremont Union High School District GO
5.00%, 08/01/19		200	209,164
Glendale Unified School District/CA GO
5.00%, 09/01/19		65	68,164
Huntington Beach City School District GO
Series A
4.00%, 08/01/19		250	258,215
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	87,793
5.00%, 08/01/19		20	20,919
Los Altos Elementary School District GO
5.00%, 08/01/19		25	26,149
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/19		400	418,328

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	$210	$219,131
Series A
5.00%, 06/01/19	75	78,053
5.00%, 07/01/19	640	667,828
Series B
5.00%, 07/01/19	310	323,478
Series D
5.00%, 07/01/19	270	281,740
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/19	180	185,548
5.00%, 07/01/19	355	370,300
Series B
5.00%, 07/01/19	85	88,664
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	195	203,428
Series B
5.00%, 07/01/19	370	385,991
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	167,894
5.00%, 07/01/19	1,160	1,208,813
Series C
5.00%, 07/01/19	350	364,728
Series D
5.00%, 07/01/19	160	166,733
Series F
5.00%, 07/01/19	50	52,104
Series I
5.00%, 07/01/19	490	510,619
Series K
4.00%, 07/01/19	175	180,217
Series KRY
5.00%, 07/01/19	90	93,787
Marin Community College District GO
4.00%, 08/01/19	80	82,629
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	102,518

Security	Principal (000s)	Value
Series A
5.00%, 07/01/19	$160	$166,976
Series B
5.00%, 07/01/19	125	130,450
Series C
5.00%, 07/01/19	190	198,284
Monterey Peninsula Community College District GO
Series A
4.00%, 08/01/19	175	180,750
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/19	150	156,894
Municipal Improvement Corp. of Los Angeles RB
Series C
4.50%, 09/01/19	140	145,720
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	103,286
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/19	100	103,286
Northern California Power Agency RB
Series A
5.00%, 07/01/19	150	156,338
Norwalk-La Mirada Unified School District GO
Series A
4.00%, 08/01/19	100	103,246
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	52,278
Port of Los Angeles RB
Series A
5.00%, 08/01/19	160	167,354
Poway Unified School District GO
5.00%, 08/01/19	250	261,387
Rancho Cucamonga Redevelopment Agency Successor Agency TA
5.00%, 09/01/19	100	104,681

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Rancho Santiago Community College District GO
4.00%, 09/01/19		$110	$113,825
5.25%, 09/01/19	(AGM)	100	105,215
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19		50	52,018
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19		140	145,699
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		515	539,282
Series Y
4.00%, 08/15/19		120	124,042
San Diego Community College District GO
5.00%, 08/01/19		270	282,482
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19		35	36,522
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/19		150	157,042
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/19		100	104,596
Series B
5.00%, 08/01/19		195	203,962
5.00%, 08/01/19	(ETM)	125	130,593
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19[a]		220	215,334
0.00%, 07/01/19	(NPFGC)[a]	160	156,606
Series C-2
5.50%, 07/01/19	(AGM)	165	173,187

Security		Principal (000s)	Value
Series R-3
5.00%, 07/01/19		$45	$46,957
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
5.00%, 07/01/19	(ETM)	100	104,208
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		145	151,045
Series E
5.00%, 06/15/19		70	72,918
San Gabriel Unified School District GO
Series A
4.00%, 08/01/19		120	123,895
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		45	46,821
San Jose Unified School District GO
4.00%, 08/01/19		50	51,643
5.00%, 08/01/19		25	26,146
San Mateo County Community College District GO
4.00%, 09/01/19		155	160,389
San Mateo County Transit District RB
Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	26,072
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		495	511,266
Santa Clara Unified School District GO
3.00%, 07/01/19		430	437,972
Santa Margarita-Dana Point Authority RB
Series A
5.00%, 08/01/19		75	78,447
Santa Monica Community College District GO
Series C
5.25%, 08/01/19		65	68,200

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19[a]		$205	$200,496
Sonoma County Junior College District GO
5.00%, 08/01/19		60	62,741
Southern California Public Power Authority RB
5.00%, 07/01/19		95	99,095
Series A
4.00%, 07/01/19		120	123,698
5.00%, 07/01/19		1,035	1,079,609
State of California GO
3.00%, 09/01/19		460	469,596
5.00%, 08/01/19		685	716,483
5.00%, 09/01/19		3,075	3,224,691
Series A
4.60%, 07/01/19	(ETM)	870	902,886
5.00%, 07/01/19	(ETM)	4,195	4,374,210
5.00%, 07/01/20	(PR 07/01/19)	770	802,894
5.25%, 07/01/21	(PR 07/01/19)	1,140	1,192,189
Series B
5.00%, 09/01/19		975	1,022,463
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	155	163,138
Ventura County Community College District GO
5.00%, 08/01/19		40	41,806
West Valley-Mission Community College District GO
Series B
5.00%, 08/01/19		125	130,711
William S Hart Union High School District GO
Series C
4.00%, 08/01/19		20	20,657
Yosemite Community College District GO
4.00%, 08/01/19		100	103,286

			33,451,745

Security		Principal (000s)	Value
COLORADO — 0.67%
City & County of Denver CO GO
Series A
5.00%, 08/01/19	(ETM)	$110	$114,847
City & County of Denver CO RB
Series A
5.25%, 09/01/19	(ETM) (AGM)	100	105,014
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 09/01/19		25	26,159
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/19		100	104,437
Regional Transportation District COP
Series A
4.00%, 06/01/19		100	102,631
University of Colorado RB
5.00%, 06/01/19		125	129,852
Series A
5.00%, 06/01/19		705	732,368
Series B
5.00%, 06/01/19		280	290,870

			1,606,178
CONNECTICUT — 1.21%
City of Stamford CT GO
Series B
4.00%, 07/01/19		60	61,766
Connecticut State Health & Educational Facilities Authority RB
Series A-1
1.00%, 07/01/42	(Put 07/01/19)[b]	400	396,516
State of Connecticut GO
Series B
4.00%, 06/15/19		120	122,930
5.25%, 06/01/19	(AMBAC)	330	342,510
Series C
5.00%, 06/15/19		390	404,126
5.00%, 07/15/19		130	135,014
Series D
5.00%, 06/15/19		75	77,717
Series E
5.00%, 09/01/19		300	312,414

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
State of Connecticut RB
Series A
5.00%, 06/01/19		$175	$181,751
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/19		50	52,069
5.00%, 09/01/19		500	521,900
Series B
5.00%, 08/01/19		160	166,619
University of Connecticut RB
Series A
5.00%, 08/15/19		125	130,286

			2,905,618
DELAWARE — 0.64%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	26,075
Series B
5.00%, 07/15/19		100	104,299
Delaware Transportation Authority RB
3.00%, 07/01/19		200	203,458
5.00%, 07/01/19		50	52,091
5.00%, 09/01/19		180	188,064
Series A
5.00%, 07/01/19		410	427,151
State of Delaware GO
Series A
3.00%, 08/01/19		100	101,817
5.00%, 07/01/19		70	72,919
Series B
5.00%, 07/01/19		315	328,135
5.00%, 07/01/19	(ETM)	30	31,206

			1,535,215
DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series A
5.00%, 06/01/19		940	976,049
Series B
5.25%, 06/01/19	(AGM-CR, AMBAC)	120	124,945
5.25%, 06/01/19	(AMBAC)	100	104,121
Series D
5.00%, 06/01/19		235	244,012

Security	Principal (000s)	Value
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/19	$100	$104,107

1,553,234
FLORIDA — 6.40%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/19	255	265,345
Brevard County School District COP
Series C
5.00%, 07/01/19	150	155,971
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 09/01/19	100	104,667
County of Hillsborough FL RB
5.00%, 08/01/19	170	177,490
County of Miami-Dade FL GO
3.50%, 07/01/19	75	76,776
Series A
3.00%, 07/01/19	100	101,692
County of Miami-Dade FL Transit System RB
5.00%, 07/01/19	315	327,698
Series A
5.00%, 07/01/19	250	260,077
5.00%, 07/01/19	(AGC)	320	332,982
County of Palm Beach FL GO
5.00%, 07/01/19	100	104,170
County of Palm Beach FL RB
5.00%, 06/01/19	515	535,054
Florida Atlantic University Housing System Revenue RB
Series A
5.00%, 07/01/19	100	103,981
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	295	307,042
Series B
5.00%, 07/01/19	880	915,922

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/19		$175	$182,523
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19		730	759,887
Series B
5.00%, 07/01/19		220	229,007
Hillsborough County School Board COP
Series A
5.00%, 07/01/19		30	31,206
Jacksonville Transportation Authority RB
4.00%, 08/01/19		300	309,297
Lee County School Board (The) COP
Series A
5.00%, 08/01/19		50	52,116
Series B
5.00%, 08/01/19		400	416,924
Leon County School District RB
5.00%, 09/01/19		150	156,720
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19		120	124,777
5.00%, 07/01/19	(AGM)	75	77,986
Series B
5.00%, 07/01/19		145	150,772
Orange County School Board COP
Series D
5.00%, 08/01/19		290	302,389
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/19		75	78,061
Series B
5.00%, 07/01/19	(AGM)	100	104,082
Palm Beach County School District COP
Series A
5.00%, 08/01/19		50	52,116
Series B
5.00%, 08/01/19		495	515,943

Security	Principal (000s)	Value
Series C
4.00%, 08/01/19	$20	$20,585
Series D
5.00%, 08/01/19	50	52,116
Pasco County School Board COP
5.00%, 08/01/19	50	52,049
Series A
5.00%, 08/01/19	70	72,868
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/19	55	56,486
Sarasota County School Board COP
Series B
3.00%, 07/01/19	185	187,830
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	77,067
5.00%, 07/01/19	675	701,871
Seminole County School Board COP
Series A
4.00%, 07/01/19	25	25,689
St. Johns County School Board COP
5.00%, 07/01/19	220	228,758
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	72,946
Series A
5.00%, 07/01/19	100	104,094
State of Florida GO
5.00%, 07/01/19	665	692,398
Series A
5.00%, 06/01/19	750	778,672
Series B
5.00%, 06/01/19	1,020	1,058,995
Series C
5.00%, 06/01/19	880	913,643
Series D
5.50%, 06/01/19	275	287,086
Series F
4.00%, 06/01/19	100	102,678

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		$615	$639,791
Series B
5.00%, 07/01/19		495	514,953
Series C
5.00%, 07/01/19		325	338,101
Series E
5.00%, 07/01/19		235	244,473
Series F
5.00%, 07/01/19		610	634,589
Volusia County School Board COP
5.00%, 08/01/19		150	156,346
Series A
5.00%, 08/01/19		70	72,962

			15,399,719
GEORGIA — 2.71%
County of Carroll GA GO
4.00%, 06/01/19		140	143,832
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	25,889
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/19		720	746,747
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	516,943
Series A
4.00%, 08/01/19	(GTD)	305	314,531
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	265,473
5.00%, 07/01/19	(NPFGC)	355	369,580
Series B
5.00%, 07/01/19		100	104,107
State of Georgia GO
Series A
5.00%, 07/01/19		250	260,425
Series C
5.00%, 07/01/19		1,590	1,656,303

Security		Principal (000s)	Value
Series E-1
4.50%, 07/01/19		$85	$88,023
Series E-2
4.00%, 09/01/19		125	129,133
Series I
4.00%, 07/01/19		390	401,478
5.00%, 07/01/19		1,435	1,494,839

			6,517,303
HAWAII — 2.18%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		125	128,890
4.00%, 08/01/19	(ETM)	10	10,297
Series B
5.00%, 08/01/19		325	339,365
5.25%, 07/01/19	(AGM)	575	600,668
Series D
5.25%, 09/01/32	(PR 09/01/19)	655	687,842
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)[a]	30	29,173
Series A
3.50%, 07/01/19		60	61,361
4.00%, 07/01/19		340	349,921
5.00%, 07/01/19		320	333,142
County of Hawaii HI GO
Series B
4.00%, 09/01/19		125	129,098
County of Maui HI GO
5.00%, 06/01/19		220	228,567
5.00%, 09/01/19		345	361,149
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/19		150	156,217
State of Hawaii GO
Series DQ
5.00%, 06/01/19		205	212,909
5.00%, 06/01/22	(PR 06/01/19)	120	124,658
Series DR
4.00%, 06/01/19		50	51,357
4.25%, 06/01/19		310	319,300
5.00%, 06/01/19		275	285,609

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series EH
4.00%, 08/01/19		$365	$376,213
5.00%, 08/01/19		65	67,847
Series EP
5.00%, 08/01/19		100	104,380
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/19	(AGM)	280	292,359

			5,250,322
IDAHO — 0.02%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	52,274

			52,274
ILLINOIS — 1.33%
Chicago Transit Authority RB
4.00%, 06/01/19		150	153,405
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19[a]		85	81,977
0.00%, 06/15/19	(ETM)[a]	15	14,676
Series A
0.00%, 06/15/19	(NPFGC)[a]	25	24,111
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	115	119,072
5.50%, 07/01/19	(NPFGC)	70	73,074
Series B
5.50%, 06/01/19	(NPFGC)	25	26,028
State of Illinois GO
0.00%, 08/01/19[a]		305	291,686
5.00%, 08/01/19		340	349,850
Series A
5.00%, 06/01/19		830	851,265
State of Illinois RB
4.50%, 06/15/19		50	51,509
5.00%, 06/15/19		510	528,406
First Series
5.25%, 06/15/19		70	72,733
Second Series
5.75%, 06/15/19	(NPFGC)	125	130,770

Security	Principal (000s)	Value
Series A
4.00%, 06/15/19	$195	$199,737
Series B
5.00%, 06/15/19	230	238,301

3,206,600
INDIANA — 0.34%
Indiana University RB
Series U
5.00%, 08/01/19	130	135,763
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/19	300	310,659
Purdue University RB
Series A
5.00%, 07/01/19	300	312,510
Series Y
5.00%, 07/01/19	65	67,710

826,642
IOWA — 0.84%
Cedar Rapids Community School District GO
5.00%, 06/01/19	50	51,918
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/19	425	441,549
City of Des Moines IA GO
Series A
5.00%, 06/01/19	25	25,971
Series D
3.00%, 06/01/19	150	152,387
City of West Des Moines IA GO
Series A
4.25%, 06/01/19	160	164,874
County of Polk IA GO
Series C
5.00%, 06/01/19	150	155,859
Iowa Finance Authority RB
5.00%, 08/01/19	375	391,777
5.00%, 08/01/19	(ETM)	40	41,762
Iowa State University of Science & Technology RB
4.00%, 07/01/19	170	174,918

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
State of Iowa RB
5.00%, 06/15/19		$100	$104,011
Series A
4.00%, 06/01/19	(ETM)	100	102,678
5.00%, 06/01/19	(ETM)	215	223,219

			2,030,923
KANSAS — 0.61%
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/19		175	182,966
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		120	122,351
5.00%, 09/01/19		750	785,535
Series B
5.00%, 09/01/19		360	377,057

			1,467,909
KENTUCKY — 0.25%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	125	130,998
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	257,080
5.00%, 08/01/19		25	26,034
Series A
5.00%, 08/01/19		25	26,034
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/19		155	161,327

			601,473
LOUISIANA — 0.14%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	103,776
State of Louisiana GO
Series C
5.00%, 07/15/19		200	208,442

Security	Principal (000s)	Value
State of Louisiana RB
5.00%, 09/01/19	$20	$20,876

333,094
MAINE — 0.54%
Maine Municipal Bond Bank RB
Series A
4.00%, 09/01/19	45	46,481
Maine Turnpike Authority RB
5.00%, 07/01/19	575	598,615
State of Maine GO
4.25%, 06/01/19	295	303,918
Series B
5.00%, 06/01/19	335	348,005

1,297,019
MARYLAND — 5.78%
City of Baltimore MD RB
Series A
5.00%, 07/01/19	200	208,012
Series D
5.00%, 07/01/19	335	348,970
City of Frederick MD GO
5.00%, 09/01/19	135	141,359
County of Baltimore MD GO
5.00%, 08/01/19	1,060	1,107,276
Series B
4.50%, 09/01/19	250	259,857
County of Charles MD GO
5.00%, 07/15/19	45	46,946
5.00%, 07/15/19	(ETM)	5	5,207
County of Harford MD GO
4.00%, 07/01/19	50	51,485
Series A
5.00%, 07/01/19	65	67,727
County of Howard MD GO
5.00%, 08/15/19	75	78,443
5.00%, 08/15/19	(ETM)	55	57,418
Series A
5.00%, 08/15/19	165	172,574
Series B
5.00%, 08/15/19	135	141,197
County of Montgomery MD GO
Series A
5.00%, 07/01/19	665	692,730
5.00%, 08/01/19	430	449,062

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
5.00%, 07/01/23	(PR 07/01/19)	$1,070	$1,114,351
County of Prince George’s MD GOL
Series B
4.00%, 07/15/19		360	371,016
Series C
5.00%, 08/01/19		150	156,690
Maryland Economic Development Corp. RB
4.00%, 06/01/19		20	20,554
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	61,751
Series A
5.00%, 07/01/19		410	426,995
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	103,906
State of Maryland GO
First Series
5.00%, 06/01/19		390	405,187
Second Series
3.00%, 08/01/19		225	229,059
4.00%, 08/01/19		80	82,490
4.50%, 08/01/19		725	752,303
Second Series A
5.00%, 08/01/19		380	396,796
Second Series E
5.00%, 08/01/19		725	757,045
Series B
4.50%, 08/01/19		475	492,888
5.00%, 08/01/19		250	261,050
5.00%, 08/01/20	(PR 08/01/19)	350	365,421
5.00%, 08/01/21	(PR 08/01/19)	275	287,116
5.00%, 08/01/23	(PR 08/01/19)	1,530	1,597,412
5.25%, 08/15/19		330	346,120
Series C
5.00%, 08/01/19		460	480,332
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		1,115	1,158,552
Series A
4.00%, 06/01/19		200	205,520

			13,900,817

Security		Principal (000s)	Value
MASSACHUSETTS — 3.82%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		$360	$374,440
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	154,627
Series A
5.25%, 08/01/19		340	356,048
Series B
4.00%, 08/01/19		600	618,510
5.00%, 06/01/19		250	259,765
5.00%, 07/01/19		90	93,719
5.00%, 08/01/19		1,125	1,174,421
Series C
5.00%, 08/01/19		390	407,133
Series D
5.50%, 08/01/19		150	157,570
5.50%, 08/01/19	(NPFGC-IBC)	100	105,047
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/19	(AGM)	160	167,165
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		575	600,449
Series B
5.25%, 07/01/19		695	725,761
Series C
5.25%, 07/01/19		120	125,311
5.50%, 07/01/19		140	146,626
Series D
5.00%, 07/01/19		125	130,150
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	25,448
5.00%, 08/01/19		115	120,067
5.25%, 08/01/19		490	513,192
Series 14
5.00%, 08/01/19		75	78,304
Series 15A
5.00%, 08/01/19		265	276,676

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series A
5.25%, 08/01/19		$690	$722,658
Massachusetts Development Finance Agency RB
Series S
5.00%, 07/01/19		65	67,670
Massachusetts Port Authority RB
Series B
5.00%, 07/01/19		10	10,409
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		200	206,432
5.00%, 08/15/19		650	679,653
Series C
5.00%, 08/15/19	(ETM)	155	161,921
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19		630	657,928
Series J
5.25%, 08/01/19	(AGM)	70	73,332

			9,190,432
MICHIGAN — 0.97%
Michigan Finance Authority RB
Series A
5.00%, 07/01/19		1,990	2,072,744
Michigan State University RB
Series A
4.00%, 08/15/19		260	268,039

			2,340,783
MINNESOTA — 1.88%
Metropolitan Council GO
Series B
5.00%, 09/01/19		175	183,216
State of Minnesota COP
5.00%, 06/01/19		125	129,764
State of Minnesota GO
5.00%, 08/01/19		460	480,208
5.00%, 08/01/19	(ETM)	5	5,217
Series A
5.00%, 08/01/19		400	417,572
Series B
5.00%, 08/01/19		700	730,751

Security	Principal (000s)	Value
Series C
5.00%, 08/01/19	$345	$360,156
Series D
5.00%, 08/01/19	370	386,254
Series E
4.00%, 08/01/19	190	195,861
5.00%, 08/01/19	445	464,549
Series F
4.00%, 08/01/19	165	170,090
Series G
5.00%, 08/01/19	60	62,636
State of Minnesota RB
Series A
5.00%, 06/01/19	300	311,610
University of Minnesota RB
Series A
4.00%, 09/01/19	615	635,418

		4,533,302
MISSOURI — 0.42%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	146,094
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	156,161
5.25%, 07/01/19	160	167,062
Series B
5.00%, 07/01/19	525	546,562

		1,015,879
MONTANA — 0.05%
Montana Department of Transportation RB
4.00%, 06/01/19	110	112,959

		112,959
NEBRASKA — 0.11%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	87,722
Nebraska Public Power District RB
5.00%, 07/01/19	175	182,100

		269,822

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
NEVADA — 2.36%
Clark County School District GOL
Series A
5.00%, 06/15/19		$1,035	$1,072,984
Series B
5.00%, 06/15/19		440	456,148
Series C
5.00%, 06/15/19		50	51,835
Clark County Water Reclamation District GOL
5.00%, 07/01/19		260	270,810
Series A
5.25%, 07/01/34	(PR 07/01/19)	400	417,808
5.25%, 07/01/38	(PR 07/01/19)	700	731,164
County of Clark Department of Aviation RB
5.00%, 07/01/19		110	114,296
Series C
5.00%, 07/01/19		240	249,372
Series D
4.50%, 07/01/19		185	191,138
County of Clark NV GOL
5.00%, 06/01/19		120	124,673
Series A
5.00%, 07/01/19		350	364,553
Series B
4.00%, 07/01/19		50	51,466
County of Clark NV RB
5.00%, 07/01/19		340	353,964
Series B
5.00%, 07/01/19		250	260,362
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19		200	205,762
State of Nevada GOL
5.00%, 06/01/19		30	31,165
5.00%, 08/01/19		155	161,829
Series A
5.00%, 08/01/19		100	104,406
Series B
5.00%, 08/01/19		115	120,067

Security		Principal (000s)	Value
Series C
5.00%, 06/01/19		$200	$207,764
5.00%, 08/01/19		125	130,508

			5,672,074
NEW HAMPSHIRE — 0.67%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		715	747,455
State of New Hampshire GO
Series A
5.00%, 07/01/19		530	552,037
Series B
4.00%, 06/01/19		250	256,870
State of New Hampshire RB
5.00%, 09/01/19		50	52,205

			1,608,567
NEW JERSEY — 2.11%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		135	139,416
5.00%, 06/15/19	(ETM)	15	15,583
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)[a]	55	53,385
4.00%, 06/15/19		50	51,125
5.00%, 06/15/19		115	119,161
5.25%, 09/01/19		25	26,036
5.25%, 09/01/19	(ETM)	75	78,706
Series DDD
5.00%, 06/15/19		400	413,084
Series PP
5.00%, 06/15/19		270	278,832
Series UU
4.00%, 06/15/19		50	51,047
5.00%, 06/15/19		160	165,234
Series XX
5.00%, 06/15/19	(SAP)	250	258,177
New Jersey Educational Facilities Authority RB
Series B
4.00%, 07/01/19		450	463,360
4.75%, 07/01/19		420	436,334

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		$80	$84,011
Series C
5.00%, 09/01/19		25	26,167
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	100	103,271
Series A-1
5.00%, 06/15/19		450	464,719
Series AA
5.00%, 06/15/19		75	77,453
Series B
5.00%, 06/15/19		100	103,271
State of New Jersey COP
Series A
5.00%, 06/15/19	(ETM)	25	25,957
State of New Jersey GO
5.00%, 06/01/19		510	528,656
5.00%, 08/01/19		135	140,604
Series H
5.25%, 07/01/19		360	375,160
Series L
5.25%, 07/15/19	(AMBAC)	245	255,635
Series N
5.50%, 07/15/19	(NPFGC)	65	68,027
Series Q
5.00%, 08/15/19		255	265,891

			5,068,302
NEW MEXICO — 1.23%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19		135	138,838
City of Albuquerque NM RB
Series B
5.00%, 07/01/19		35	36,424
New Mexico Finance Authority RB
4.00%, 06/15/19		955	981,425
5.00%, 06/15/19		75	77,963
Series C
5.00%, 06/01/19		175	181,690

Security	Principal (000s)	Value
Series D
5.00%, 06/01/19	$300	$311,469
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19	450	468,594
Series B
4.00%, 07/01/19	90	92,615
5.00%, 07/01/19	650	676,611

		2,965,629
NEW YORK — 8.57%
City of New York NY GO
Series 1
5.00%, 08/01/19	535	558,289
Series A
5.00%, 08/01/19	1,005	1,048,747
Series A-1
5.00%, 08/01/19	515	537,418
Series B
4.00%, 08/01/19	465	479,160
5.00%, 08/01/19	1,115	1,163,535
Series C
4.00%, 08/01/19	620	638,879
5.00%, 08/01/19	965	1,007,006
Series D
5.00%, 08/01/19	345	360,018
Series E
4.00%, 08/01/19	140	144,263
5.00%, 08/01/19	1,080	1,127,012
Series G
4.00%, 08/01/19	500	515,225
5.00%, 08/01/19	175	182,618
Series H
5.00%, 08/01/19	155	161,747
Series I
4.00%, 08/01/19	150	154,568
5.00%, 08/01/19	590	615,683
Series I-1
5.00%, 08/01/19	985	1,027,877
Series J
5.00%, 08/01/19	770	803,518
Series K
4.00%, 08/01/19	200	206,090
5.00%, 08/01/19	605	631,336

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
County of Orange NY GOL
Series B
4.00%, 07/01/19		$50	$51,491
County of Westchester NY GOL
Series B
5.00%, 07/01/19		115	119,869
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)[a]	120	117,462
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		115	119,738
New York City Transitional Finance Authority Building Aid Revenue RB
Series S
5.00%, 07/15/19	(ETM)
	(SAW)	60	62,455
Series S-1
4.00%, 07/15/19	(ETM)
	(SAW)	335	344,906
5.00%, 07/15/19	(SAW)	40	41,709
Series S-1A
4.00%, 07/15/19	(SAW)	200	206,070
5.00%, 07/15/19	(ETM)
	(SAW)	400	416,884
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19	(ETM)	100	104,420
Series A-1
4.00%, 08/01/19		165	170,113
5.00%, 08/01/19		330	344,540
Series A-3
5.00%, 08/01/19	(ETM)	155	161,851
Series B-1
5.00%, 08/01/19		415	433,285
New York City Water & Sewer System RB
Series BB
5.00%, 06/15/19		130	135,230
Series EE
5.00%, 06/15/19		645	670,948
Series GG
5.00%, 06/15/19		100	104,023

Security		Principal (000s)	Value
New York State Dormitory Authority RB
3.00%, 07/01/19		$150	$152,538
5.00%, 07/01/19		470	489,481
5.00%, 07/01/19	(SAP)	380	395,751
5.50%, 07/01/19	(NPFGC)	130	136,202
Series A
3.50%, 07/01/19		75	76,729
5.00%, 07/01/19		770	801,674
Series D
3.50%, 06/15/19		220	224,998
4.50%, 06/15/19		380	393,129
5.00%, 06/15/19		110	114,452
Series E
5.00%, 08/15/19		400	418,304
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		745	775,694
Series A
5.00%, 06/15/19		1,145	1,192,174
5.00%, 08/15/19		150	156,990
Port Authority of New York & New Jersey RB
Fifth Series
5.20%, 09/01/19		115	120,587
Town of Hempstead NY GOL
4.00%, 08/15/19		200	206,294

			20,622,980
NORTH CAROLINA — 2.52%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		355	369,804
Series C
5.00%, 06/01/19		50	51,953
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19		130	133,826
Series B
4.00%, 07/01/19		20	20,589
5.00%, 07/01/19		305	317,719
City of Durham NC GO
Series C
5.00%, 07/01/19		115	119,796

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	$55	$57,299
Series A
5.00%, 06/01/19	310	322,071
City of Raleigh NC GO
Series A
5.00%, 09/01/19	65	68,052
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
4.00%, 06/01/19	100	102,748
County of Buncombe NC RB
5.00%, 06/01/19	190	197,399
Series A
5.00%, 06/01/19	210	218,177
County of Forsyth NC GO
Series E
4.00%, 07/01/19	175	180,150
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	280	288,750
5.00%, 08/01/19	130	135,763
5.00%, 09/01/19	700	732,865
County of New Hanover NC GO
5.00%, 06/01/19	50	51,959
Series A
4.00%, 08/01/19	70	72,197
5.00%, 08/01/19	25	26,112
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	104,158
State of North Carolina GO
Series A
5.00%, 06/01/19	1,650	1,713,854
Series B
5.00%, 06/01/19	525	545,317
State of North Carolina RB
Series C
5.00%, 05/01/19	115	119,135
Town of Cary NC GO
Series B
4.00%, 06/01/19	110	113,036

		6,062,729

Security	Principal (000s)	Value
OHIO — 2.31%
City of Columbus OH GO
Series 1
5.00%, 07/01/19	$370	$385,196
Series 2012-3
5.25%, 08/15/19	150	157,243
Series A
5.00%, 06/01/19	100	103,847
5.00%, 07/01/19	200	208,214
5.00%, 08/15/19	470	491,117
City of Columbus OH GOL
Series B
3.00%, 07/01/19	200	203,310
County of Franklin OH GOL
1.50%, 06/01/19	110	109,848
Miami University/Oxford OH RB
5.00%, 09/01/19	245	256,326
Ohio State University (The) RB
Series A
5.00%, 06/01/19	125	129,823
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/19	110	114,257
Ohio Water Development Authority RB
Series C
5.00%, 06/01/19	145	150,611
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/19	175	181,772
5.25%, 06/01/19	135	140,611
State of Ohio Department of Administration COP
5.00%, 09/01/19	100	104,495
State of Ohio GO
5.00%, 08/01/19	55	57,438
Series A
5.00%, 08/01/19	100	104,434
5.00%, 09/01/19	645	675,283
Series B
5.00%, 06/15/19	35	36,412
5.00%, 08/01/19	885	924,232

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
5.00%, 09/01/19		$125	$130,869
Series C
5.00%, 08/01/19		815	851,129
University of Cincinnati RB
Series C
5.00%, 06/01/19		35	36,338

			5,552,805
OKLAHOMA — 0.74%
County of Oklahoma OK GOL
Series A
3.00%, 08/01/19		100	101,804
Grand River Dam Authority RB
Series A
4.00%, 06/01/19		405	415,469
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	50,214
5.00%, 07/01/19		265	275,884
Series B
5.00%, 07/01/19		295	307,116
Series C
5.00%, 07/01/19		110	114,518
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		485	505,224

			1,770,229
OREGON — 1.21%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/19		175	181,897
5.00%, 08/01/19		170	177,582
City of Salem OR GO
5.00%, 06/01/19		105	109,089
City of Salem OR GOL
4.00%, 06/01/19		455	467,503
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC, GTD)[a]	230	225,108

Security		Principal (000s)	Value
Clackamas County School District No. 86 Canby GO
Series A
4.00%, 06/15/19	(GTD)	$50	$51,401
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	57,213
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	71,987
Metro/OR GO
4.00%, 06/01/19		200	205,614
5.00%, 06/01/19		325	337,847
Series A
5.00%, 06/01/19		20	20,791
Port of Portland OR Airport RB
Series 23
5.00%, 07/01/19		190	197,708
Portland Community College District GO
5.00%, 06/15/19		490	509,953
State of Oregon GO
Series B
5.00%, 08/01/19		20	20,895
Series O
5.00%, 08/01/19		100	104,474
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 09/01/19		70	73,286
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/19	(GTD)	100	102,839

			2,915,187
PENNSYLVANIA — 3.40%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
4.10%, 06/15/19		125	128,591
5.00%, 06/15/19		100	103,937

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		$65	$67,447
5.00%, 07/01/19		805	837,353
5.00%, 08/15/19		150	156,594
Second Series
5.00%, 07/01/19		770	800,946
Series D
5.00%, 08/15/19		375	391,485
Third Series
5.38%, 07/01/19	(NPFGC)	905	945,526
County of Bucks PA GO
5.00%, 06/01/19		75	77,930
County of Butler PA GO
5.00%, 07/15/19		105	109,446
County of Chester PA GO
Series C
5.00%, 07/15/19		85	88,654
5.00%, 07/15/19	(ETM)	5	5,210
Delaware County Authority RB
5.00%, 08/01/19		350	365,187
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/19	(NPFGC)	100	104,593
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		2,320	2,415,584
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	272,134
Series AJ
5.00%, 06/15/19		140	145,376
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		655	681,586
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	155,487

Security		Principal (000s)	Value
Series B
4.00%, 06/01/19		$100	$102,515
5.00%, 06/01/19		125	129,572
Pittsburgh School District GO
Series A
5.00%, 09/01/19	(AGM, SAW)	100	104,595

			8,189,748
RHODE ISLAND — 0.44%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		125	130,798
State of Rhode Island GO
5.00%, 08/01/19		600	626,196
Series A
5.00%, 08/01/19		300	313,098

			1,070,092
SOUTH CAROLINA — 0.22%
County of Charleston SC GO
Series A
5.50%, 08/01/19		50	52,564
South Carolina State Ports Authority RB
5.00%, 07/01/19		150	155,971
State of South Carolina GO
Series A
5.00%, 06/01/19		300	311,823
5.00%, 07/01/19	(SAW)	20	20,842

			541,200
TENNESSEE — 1.36%
City of Memphis TN GO
Series D
3.63%, 07/01/19		100	102,471
County of Blount TN GO
Series B
5.00%, 06/01/19		200	207,812
County of Sumner TN GO
5.00%, 06/01/19		40	41,563
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		360	375,012
Series D
4.00%, 07/01/19		770	792,661

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19		$220	$228,813
Metropolitan Nashville Airport Authority (The) RB
Series A
5.25%, 07/01/19	(AGC)	150	156,564
State of Tennessee GO
Series A
5.00%, 08/01/19		1,125	1,175,175
5.00%, 09/01/19		175	183,267

			3,263,338
TEXAS — 7.77%
Austin Community College District GOL
3.00%, 08/01/19		140	142,526
5.00%, 08/01/19		145	151,409
Austin Independent School District GO
5.00%, 08/01/19	(PSF)	240	250,478
Series A
4.00%, 08/01/19	(PSF)	270	278,259
Series B
5.00%, 08/01/19		150	156,854
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)[a]	90	87,620
0.00%, 08/15/19	(ETM) (AMBAC)[a]	25	24,379
City of Arlington TX GOL
3.00%, 08/15/19		270	275,014
City of Austin TX GOL
5.00%, 09/01/19		660	690,987
Series A
5.00%, 09/01/19		135	141,338
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		100	104,409
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		355	369,431
City of El Paso TX GOL
5.00%, 08/15/19		115	120,215

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/19		$50	$52,029
City of Houston TX RB
Series A
5.25%, 09/01/19		75	78,395
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	20,907
City of Plano TX GOL
5.00%, 09/01/19		600	628,170
City of San Antonio TX GOL
4.00%, 08/01/19		75	77,314
Series A
5.00%, 08/01/19		210	219,225
County of Bexar TX GOL
5.00%, 06/15/19		515	535,591
Series A
4.50%, 06/15/19		20	20,681
5.00%, 06/15/19		150	155,997
County of Denton TX GOL
4.00%, 07/15/19		70	72,088
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	25	26,225
County of Harris TX GOL
Series C
5.25%, 08/15/19		70	73,390
County of Harris TX RB
Series A
5.00%, 08/15/19		200	209,042
Series C
5.00%, 08/15/19		450	470,344
County of Tarrant TX GOL
5.00%, 07/15/19		455	474,560
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	229,885
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	87,675
5.00%, 08/15/19	(PSF)	125	130,616

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	$70	$72,141
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	41,797
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	130	135,841
Frisco Independent School District GO
Series B
5.00%, 08/15/19	(PSF)	245	256,177
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	170,285
5.00%, 08/15/19	(PSF)	110	114,942
Series B
4.00%, 08/15/19		55	56,762
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)[a]	50	48,830
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	165	170,047
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	555	572,466
Series D
0.00%, 08/15/19	(PSF)[a]	50	48,810
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	255	263,025
5.00%, 08/15/19	(PSF)	390	407,523
Series B
4.00%, 08/15/19		240	247,687
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	170,193
5.00%, 08/15/19	(PSF)	10	10,449

Security		Principal (000s)	Value
North East Independent School District/TX GO
Series A
5.00%, 08/01/19	(PSF)	$320	$333,971
North Texas Municipal Water District RB
4.00%, 06/01/19		85	87,306
5.00%, 06/01/19		440	456,931
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		400	418,552
Northside Independent School District GO
4.00%, 08/15/19	(PSF)	100	103,147
5.00%, 08/15/19	(PSF)	650	679,204
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/19		125	128,648
5.00%, 07/01/19		135	140,596
Series A
5.00%, 07/01/19		460	479,067
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/19		100	104,170
Series B
5.00%, 07/01/19		200	208,340
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	140	146,112
Series A
5.00%, 08/01/19		175	182,429
Seguin Independent School District GO
5.00%, 08/15/19	(PSF)	125	130,616
Socorro Independent School District GO
Series A
5.00%, 08/15/19	(PSF)	110	114,942
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	104,493
State of Texas GO
5.00%, 08/01/19		60	62,612

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Series B
5.00%, 08/01/19	$580	$605,247
Series C
5.00%, 08/01/19	180	187,835
Series C-1
5.00%, 08/01/19	100	104,353
Series E
4.50%, 08/01/19	335	347,392
5.00%, 08/01/19	250	260,882
Series F
5.00%, 08/01/19	100	104,353
Tarrant Regional Water District RB
5.00%, 09/01/19	265	277,556
6.00%, 09/01/19	200	212,256
Texas Water Development Board RB
Subseries A-1
4.00%, 07/15/19	385	396,635
University of Texas System (The) RB
Series A
4.00%, 08/15/19	515	531,207
5.00%, 08/15/19	280	292,580
Series B
4.00%, 08/15/19	125	128,934
5.00%, 08/15/19	500	522,465
5.25%, 08/15/19	600	628,974
Series C
5.00%, 08/15/19	650	679,205
Series D
4.25%, 08/15/19	370	382,891

		18,685,929
UTAH — 1.15%
Intermountain Power Agency RB
Series A
5.00%, 07/01/19	465	483,805
Metropolitan Water District of Salt Lake & Sandy RB
Series A
5.00%, 07/01/19	110	114,574
State of Utah GO
5.00%, 07/01/19	100	104,170
Series A
5.00%, 07/01/19	1,365	1,421,920
Series C
5.00%, 07/01/19	115	119,795

Security		Principal (000s)	Value
University of Utah (The) RB
Series A
5.00%, 08/01/19	(SAP)	$300	$313,098
Series B
5.00%, 08/01/19		50	52,183
Utah Transit Authority RB
Series A
5.25%, 06/15/19	(AGM)	80	83,445
Series C
5.25%, 06/15/19	(AGM)	70	73,014

			2,766,004
VERMONT — 0.32%
State of Vermont GO
Series B
5.00%, 08/15/19		680	711,307
Series F
5.00%, 08/15/19		50	52,302

			763,609
VIRGINIA — 2.81%
City of Alexandria VA GO
Series A
4.50%, 06/15/19	(SAW)	50	51,722
City of Newport News VA GO
Series B
5.00%, 07/01/19		250	260,395
Series C
5.00%, 09/01/19	(SAW)	100	104,681
City of Richmond VA GO
Series B
5.00%, 07/15/19		250	260,682
Series C
4.00%, 07/15/19	(SAW)	25	25,752
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		300	311,718
Series B
5.00%, 06/01/19		115	119,492
Series D
5.00%, 06/01/19		100	103,906
County of Arlington VA GO
Series A
4.00%, 08/01/19		150	154,688
5.00%, 08/01/19		225	234,974

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series C
4.00%, 08/15/19		$75	$77,412
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	125,159
Virginia Beach Development Authority RB
Series B
5.00%, 07/15/19		100	104,299
Virginia College Building Authority RB
Series 2
5.00%, 09/01/19		300	313,914
Series A
5.00%, 09/01/19		210	219,740
Series B
5.00%, 09/01/19		670	701,075
5.00%, 09/01/24	(PR 09/01/19)	135	141,300
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	135,746
Series A
5.00%, 08/01/19		525	548,205
Series B
4.00%, 08/01/19		50	51,556
5.00%, 08/01/27	(PR 08/01/19) (SAP)	250	261,015
Series D
5.00%, 08/01/19		150	156,630
Virginia Public School Authority RB
4.00%, 08/01/19	(SAW)	200	206,198
5.00%, 08/01/19		190	198,371
5.00%, 08/01/19	(ETM)	10	10,420
Series A
5.00%, 08/01/19	(SAW)	470	490,708
Series B
4.00%, 08/01/19	(SAW)	225	231,973
Series C
4.00%, 08/01/19	(SAW)	385	396,931
5.00%, 08/01/19	(SAW)	580	605,555
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	155,859

			6,760,076

Security		Principal (000s)	Value
WASHINGTON — 6.08%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/19		$300	$308,829
City of Seattle WA GOL
Series A
5.00%, 06/01/19		1,295	1,345,583
Series B
5.00%, 08/01/19		280	292,412
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		330	343,553
Series A
5.00%, 06/01/19		90	93,462
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19		185	191,991
County of King WA GOL
5.00%, 06/01/19		50	51,953
Series B
5.00%, 06/01/19		290	301,327
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19		250	257,328
County of Pierce WA GOL
Series A
5.00%, 08/01/19		75	78,315
Energy Northwest RB
Series A
5.00%, 07/01/19		1,965	2,046,449
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	455	472,609
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	145	151,473
Series B
5.00%, 06/01/19		420	436,204
State of Washington COP
4.00%, 07/01/19		200	205,636
Series A
5.00%, 07/01/19		95	98,842

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series B
5.00%, 07/01/19		$100	$104,044
State of Washington GO
4.00%, 07/01/19		650	668,804
5.00%, 07/01/19		1,095	1,140,114
Series 2010A
5.00%, 08/01/31	(PR 08/01/19)	500	522,030
Series 2010B
5.00%, 08/01/19		95	99,161
5.00%, 08/01/25	(PR 08/01/19)	350	365,187
Series 2010C
5.00%, 08/01/19		35	36,533
Series 2012A
5.00%, 07/01/19		105	109,326
Series 2013A
5.00%, 08/01/19		75	78,285
Series A
5.00%, 08/01/19		560	584,528
Series B
5.00%, 07/01/19		595	619,514
Series B-2
5.00%, 08/01/19		300	313,140
Series D
5.00%, 07/01/19		175	182,210
Series R
5.00%, 07/01/19		580	603,896
Series R-2015
5.00%, 07/01/19		55	57,266
Series R-2015C
5.00%, 07/01/19		280	291,536
Series R-2015D
5.00%, 07/01/19		50	52,060
Series R-2017A
4.00%, 08/01/19		600	618,432
Series R-2018B
5.00%, 08/01/19		500	521,900
State of Washington RB
5.00%, 09/01/19		770	804,719
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	165	169,684

			14,618,335

Security		Principal (000s)	Value
WEST VIRGINIA — 0.04%
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/19		$100	$104,069

			104,069
WISCONSIN — 2.19%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19		190	197,376
Series S-7
5.00%, 06/01/19		260	270,002
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/19	(ETM)	65	66,741
5.00%, 06/01/19	(ETM)	995	1,033,039
Series 2
5.00%, 06/01/19	(ETM)	350	363,380
Series 4
5.00%, 06/01/19	(ETM)	165	171,308
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		540	560,833
State of Wisconsin RB
Series 1
4.00%, 07/01/19		605	622,503
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/19		140	144,085
5.00%, 07/01/19		580	604,041
Series 2
4.00%, 07/01/19		160	164,669
Series I
5.00%, 07/01/19	(NPFGC)	920	958,134
WPPI Energy RB
Series A
5.00%, 07/01/19		105	109,220

			5,265,331

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $238,756,951)			237,353,009

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Liquidity Funds: MuniCash
1.25%[c,d]	1,739	$1,738,777

		1,738,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,738,777)		1,738,777

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $240,495,728)		239,091,786
Other Assets, Less Liabilities — 0.63%		1,513,566

NET ASSETS — 100.00%		$240,605,352

COP —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC – IBC — National Public Finance Guarantee Corp. – Insured Bond Certificates

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 03/31/18 (000s)	Value at 03/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	486	1,253[b]	—	1,739	$1,738,777	$5,563	$262	$(58)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$237,353,009	$—	$237,353,009
Money market funds	1,738,777	—	—	1,738,777

Total	$1,738,777	$237,353,009	$—	$239,091,786

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 1.08%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/20		$30	$30,830
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		870	934,621
Series A
5.00%, 09/01/20		100	107,663
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		135	145,313
Auburn University RB
5.00%, 06/01/20		20	21,399
City of Huntsville AL GO
4.00%, 09/01/20		235	247,314
Series A
4.00%, 09/01/20		225	236,790
5.00%, 08/01/20		40	42,942
State of Alabama GO
Series A
5.00%, 08/01/20		810	870,345
University of Alabama (The) RB
Series A
5.00%, 07/01/20		130	139,166

			2,776,383
ALASKA — 0.32%
Alaska Municipal Bond Bank Authority RB
Series Three
5.00%, 09/01/20	(MO)	25	26,750
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	26,904
5.00%, 09/01/20	(NPFGC)	130	139,611
State of Alaska GO
Series A
4.00%, 08/01/20		370	388,556
5.00%, 08/01/20		25	26,821

Security		Principal (000s)	Value
Series B
5.00%, 08/01/20		$210	$225,296

			833,938
ARIZONA — 5.81%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	69,431
Series C
5.00%, 06/01/20		115	122,840
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/20		290	310,714
Arizona School Facilities Board COP
Series A
5.00%, 09/01/20		540	580,451
Arizona State University RB
Series A
5.00%, 07/01/20		50	53,537
Series B
5.00%, 07/01/20		500	535,370
Series C
5.00%, 07/01/20		85	91,013
Arizona Transportation Board RB
4.00%, 07/01/20		270	283,551
5.00%, 07/01/20		330	353,797
Series A
5.00%, 07/01/20		100	107,143
5.00%, 07/01/22	(PR 07/01/20)	1,485	1,590,732
5.00%, 07/01/23	(PR 07/01/20)	200	214,240
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	83,961
City of Flagstaff AZ GOL
Series B
5.00%, 07/01/20		135	144,612
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	26,757
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20		25	26,238
5.00%, 07/01/20	(NPFGC)	75	80,357

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
City of Phoenix AZ GO
4.00%, 07/01/20		$1,245	$1,307,773
City of Phoenix AZ GOL
Series C
4.00%, 07/01/20		150	157,563
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		60	61,623
4.00%, 07/01/20		85	89,112
5.00%, 07/01/20		1,780	1,905,230
5.25%, 07/01/20	(NPFGC)	130	139,998
Series A
3.50%, 07/01/20		160	166,061
5.00%, 07/01/20		415	444,380
Series B
5.00%, 07/01/20		630	674,915
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	58,991
City of Tempe AZ GO
Series C
5.00%, 07/01/20		40	42,857
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		160	167,922
5.00%, 07/01/20		170	182,143
Series C
4.00%, 07/01/20		55	57,723
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		45	47,177
County of Pima AZ RB
5.00%, 07/01/20		140	150,000
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		125	133,929
5.00%, 07/01/20	(AGM)	245	262,500
Series A
5.00%, 07/01/20		440	471,429
Series B
5.00%, 07/01/20		100	107,143
County of Pinal AZ RB
5.00%, 08/01/20		25	26,786

Security	Principal (000s)	Value
Maricopa County Community College District GO
5.00%, 07/01/20	$750	$804,427
Series D
4.00%, 07/01/20	570	598,865
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	160	172,232
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	240	257,143
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/20	165	173,169
Pima County Regional Transportation Authority RB
5.00%, 06/01/20	50	53,398
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20	655	702,534
State of Arizona COP
5.00%, 09/01/20	370	397,717
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20	(AGM)	80	85,622
University of Arizona RB
5.00%, 08/01/20	50	53,642
Series B
4.00%, 06/01/20	115	120,437
5.00%, 06/01/20	100	106,839
Yavapai County Community College District GOL
3.00%, 07/01/20	150	154,007

15,010,031
ARKANSAS — 0.30%
State of Arkansas GO
4.00%, 06/15/20	745	781,170

781,170
CALIFORNIA — 11.86%
91 Express Lanes Toll Road RB
5.00%, 08/15/20	95	102,378

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Acalanes Union High School District GO
4.00%, 08/01/20		$50	$52,766
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/20	(AGM)[a]	200	191,432
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	92,371
California State Public Works Board RB
5.00%, 06/01/20		365	390,524
5.00%, 09/01/20		150	161,569
Series A
5.00%, 06/01/20		100	106,993
5.00%, 09/01/20		450	484,708
Series D
5.00%, 09/01/20		140	150,798
Series F
5.00%, 09/01/20		155	166,955
Series G
5.00%, 09/01/20		150	161,570
Cerritos Community College District GO
Series A
5.00%, 08/01/20		65	70,060
Chabot-Las Positas Community College District GO
Series A
4.00%, 08/01/20		100	105,508
Chaffey Community College District GO
Series A
5.00%, 06/01/20		95	101,916
City & County of San Francisco CA GO
5.00%, 06/15/20		50	53,705
Series R1
5.00%, 06/15/20		540	580,008

Security		Principal (000s)	Value
City of Burbank CA Electric Revenue RB
Series A
5.00%, 06/01/20		$145	$155,492
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	86,427
Series B
5.00%, 09/01/20		485	523,965
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/20		130	136,713
5.00%, 06/01/20		390	418,392
City of Pasadena CA Electric Revenue RB
Series A
4.00%, 06/01/20		105	110,376
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20		25	26,837
Clovis Unified School District GO
Series A
0.00%, 08/01/20	(NPFGC)[a]	100	95,583
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)[a]	125	119,894
Series A
5.00%, 08/01/20		60	64,742
Contra Costa Community College District GO
5.00%, 08/01/20		50	53,904
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)[a]	40	38,286
Desert Community College District GO
5.00%, 08/01/20		25	26,946
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20		20	21,443

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/20		$150	$161,054
Series B
4.00%, 06/01/20		140	147,351
5.00%, 06/01/20		505	542,213
East Side Union High School District GO
4.00%, 08/01/20		215	226,842
El Camino Community College District GO
5.00%, 08/01/20		75	80,892
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	31,667
5.25%, 08/01/20	(NPFGC)	270	292,683
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	21,562
Fremont Union High School District GO
Series A
4.00%, 08/01/20		125	131,944
Garden Grove Unified School District GO
Series A
0.00%, 08/01/20[a]		25	23,924
Grossmont Union High School District GO
4.00%, 08/01/20		25	26,377
Huntington Beach Union High School District GO
5.00%, 08/01/20		130	140,119
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/20		75	80,838
Long Beach Community College District GO
Series B
4.00%, 08/01/20		25	26,377

Security	Principal (000s)	Value
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	$275	$296,472
Series C
5.00%, 08/01/20	65	70,075
Series F
5.00%, 08/01/20	280	301,862
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 06/01/20	500	536,845
5.00%, 07/01/20	555	597,296
Series B
5.00%, 06/01/20	180	193,264
5.00%, 07/01/20	220	236,724
Series C
5.00%, 07/01/20	40	43,041
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	270	290,822
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/20	175	184,340
5.00%, 07/01/20	510	548,418
Series B
5.00%, 07/01/20	10	10,753
Series C
4.00%, 07/01/20	100	105,337
Series E
5.00%, 07/01/20	300	322,599
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	345	370,989
Series B
5.00%, 07/01/20	115	123,663
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	280	294,815
5.00%, 07/01/20	550	591,178

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series A-1
5.00%, 07/01/20		$60	$64,492
Series A-2
4.00%, 07/01/20		50	52,646
Series B-1
5.00%, 07/01/20		700	752,409
Series C
5.00%, 07/01/20		1,070	1,150,111
Series KRY
4.00%, 07/01/20		70	73,704
Los Gatos Union School District/CA GO
4.00%, 08/01/20		45	47,500
Los Rios Community College District GO
5.00%, 08/01/20		75	80,856
Marin Community College District GO
4.00%, 08/01/20		150	158,333
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20		525	565,031
Series C
5.00%, 07/01/20		40	43,050
Series G
5.00%, 07/01/20		165	177,581
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20		250	269,527
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/20		100	107,787
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20		100	107,533
Newport Mesa Unified School District GO
0.00%, 08/01/20	(NPFGC)[a]	85	81,546
Oak Grove School District GO
Series B-1
0.00%, 08/01/20[a]		75	71,605

Security		Principal (000s)	Value
Ohlone Community College District GO
4.00%, 08/01/20		$100	$105,508
Palm Springs Unified School District GO
5.00%, 08/01/20		40	43,056
Pasadena Area Community College District GO
Series A
4.00%, 08/01/20		175	184,679
Poway Unified School District GO
5.00%, 08/01/20		110	118,510
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	80,729
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/20		65	69,761
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	105,461
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	242,966
Series K
5.90%, 07/01/20	(AMBAC)	160	175,328
Series X
5.00%, 08/15/20		215	232,168
Series Y
4.00%, 08/15/20		20	21,124
5.00%, 08/15/20		40	43,194
San Diego Community College District GO
5.00%, 08/01/20		170	183,314
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20		110	118,566
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/20		75	80,784

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20		$105	$112,958
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20		140	150,965
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A
4.00%, 07/01/20		185	194,957
San Francisco Unified School District GO
Series E
5.00%, 06/15/20		250	268,522
San Gabriel Unified School District GO
Series A
5.00%, 08/01/20		75	80,802
San Jose Evergreen Community College District GO
Series A
0.00%, 09/01/20	(AMBAC)[a]	210	200,976
San Jose Financing Authority RB
Series A
5.00%, 06/01/20		100	107,192
San Mateo County Community College District GO
4.00%, 09/01/20		70	74,008
Series B
0.00%, 09/01/20	(NPFGC)[a]	415	397,641
San Mateo Joint Powers Financing Authority RB
5.00%, 06/15/20		125	134,205
San Mateo Union High School District GO
Series A
5.00%, 09/01/20		410	443,140
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		290	305,904

Security		Principal (000s)	Value
Santa Clara Unified School District GO
5.00%, 07/01/20		$50	$53,790
Santa Monica Community College District GO
5.00%, 08/01/20		250	270,057
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/20	(NPFGC)[a]	500	479,685
Sequoia Union High School District GO
4.00%, 07/01/20		50	52,680
Sonoma County Junior College District GO
4.00%, 08/01/20		110	116,059
Sonoma Valley Unified School District GO
Series B
5.00%, 08/01/20		245	264,071
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20		75	80,408
Southern California Public Power Authority RB
4.00%, 07/01/20		135	142,143
5.00%, 07/01/20		490	526,654
Series A
5.00%, 07/01/20		440	472,841
State of California GO
4.00%, 09/01/20		750	791,303
5.00%, 08/01/20		1,390	1,495,877
5.00%, 09/01/20		3,375	3,640,309
Series B
5.00%, 09/01/20		900	970,749
Tamalpais Union High School District GO
5.00%, 08/01/20		30	32,350
Union Elementary School District GO
Series A
0.00%, 09/01/20	(NPFGC)[a]	700	669,921

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Ventura County Community College District GO
4.00%, 08/01/20		$125	$131,885
5.00%, 08/01/20		65	70,060
Whittier Union High School District GO
Series C
4.00%, 08/01/20		110	116,084
William S Hart Union High School District GO
4.00%, 09/01/20		100	105,678
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)[a]	165	158,113

			30,625,443
COLORADO — 0.47%
City & County of Denver CO GO
Series D
5.00%, 08/01/20	(ETM)	20	21,495
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	107,221
Series B
0.00%, 09/01/20	(NPFGC)[a]	50	47,760
Regional Transportation District COP
Series A
5.00%, 06/01/20		260	277,381
University of Colorado RB
Series A
5.00%, 06/01/20		205	219,290
Series B
5.00%, 06/01/20		505	540,204

			1,213,351
CONNECTICUT — 1.33%
Connecticut State Health & Educational Facilities Authority RB
Series B
5.00%, 07/01/29	(Put 07/01/20)[b]	285	306,141
5.00%, 07/01/37	(Put 07/01/20)[b]	315	337,787

Security		Principal (000s)	Value
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series B
5.00%, 07/01/20		$295	$316,408
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	310	330,314
Series C
5.00%, 06/01/20		520	551,346
Series D
5.00%, 06/15/20		155	164,506
Series E
5.00%, 08/15/20		100	106,539
5.00%, 09/01/20		200	213,270
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		455	484,061
5.00%, 09/01/20		105	111,916
Series B
5.00%, 09/01/20		335	357,067
Town of Darien CT GO
4.00%, 08/01/20		40	42,090
University of Connecticut RB
Series A
5.00%, 08/15/20		95	101,258

			3,422,703
DELAWARE — 0.83%
County of New Castle DE GO
Series A
5.00%, 07/15/20		375	402,679
Series B
5.00%, 07/15/20		130	139,595
Delaware Transportation Authority RB
5.00%, 07/01/20		685	733,614
5.00%, 09/01/20		160	172,026
Series 2014
5.00%, 07/01/20		305	326,646
State of Delaware GO
5.00%, 07/01/20		95	101,894
Series A
4.00%, 08/01/20		150	157,839

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
5.00%, 07/01/20		$100	$107,280

			2,141,573
DISTRICT OF COLUMBIA — 0.57%
District of Columbia GO
Series A
5.00%, 06/01/20		265	283,298
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	305	327,671
5.25%, 06/01/20	(SGI)	295	316,927
Series D
5.00%, 06/01/20		200	213,810
Series E
5.00%, 06/01/20		320	342,096

			1,483,802
FLORIDA — 6.79%
County of Hillsborough FL RB
5.00%, 08/01/20		165	177,372
County of Miami-Dade FL GO
4.00%, 07/01/20		65	67,998
5.00%, 07/01/20		130	139,018
Series A
5.00%, 07/01/20		410	438,442
Series B
5.00%, 07/01/20		205	219,221
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		355	379,710
County of Palm Beach FL GO
5.00%, 07/01/20		110	117,983
5.00%, 08/01/20		200	214,996
County of Palm Beach FL RB
4.00%, 06/01/20		125	130,720
5.00%, 06/01/20		295	315,110
Florida Department of Environmental Protection RB
5.00%, 07/01/20		1,100	1,178,067
Series A
5.00%, 07/01/20		75	80,323
Series B
5.00%, 07/01/20		240	257,033

Security	Principal (000s)	Value
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/20	$340	$364,857
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	720	771,596
Series B
5.00%, 07/01/20	620	664,429
Series C
5.00%, 07/01/20	25	26,792
Hillsborough County School Board COP
Series A
5.00%, 07/01/20	305	326,087
Jacksonville Transportation Authority RB
5.00%, 08/01/20	250	268,507
Lee County School Board (The) COP
5.00%, 08/01/20	80	85,562
Leon County School District RB
5.00%, 09/01/20	325	348,549
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/20	470	502,388
Orange County School Board COP
Series D
5.00%, 08/01/20	480	515,194
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	335	358,698
Series B
5.00%, 07/01/20	195	208,794
Palm Beach County School District COP
Series A
5.00%, 08/01/20	200	214,048
Series B
5.00%, 08/01/20	165	176,590
Series C
5.00%, 08/01/20	210	224,750

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Series D
5.00%, 08/01/20	$120	$128,429
Pasco County School Board COP
5.00%, 08/01/20	200	213,528
Series A
5.00%, 08/01/20	75	80,073
Reedy Creek Improvement District GOL
5.00%, 06/01/20	155	165,566
Series A
5.00%, 06/01/20	595	635,561
Series B
4.00%, 06/01/20	175	183,235
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	265	283,383
Series B
5.00%, 07/01/20	460	491,910
Seminole County School Board COP
Series A
5.00%, 07/01/20	50	53,423
St. Johns County School Board COP
5.00%, 07/01/20	45	48,081
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	64,300
State of Florida GO
5.00%, 07/01/20	750	804,082
Series A
5.00%, 06/01/20	1,520	1,624,622
5.00%, 07/01/20	30	32,163
Series B
4.00%, 07/01/20	175	183,783
5.00%, 06/01/20	635	678,707
Series C
5.00%, 06/01/20	320	342,026
Series D
5.00%, 06/01/20	530	566,480
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	835	894,644

Security		Principal (000s)	Value
Series E
5.00%, 07/01/20		$660	$707,144
Series F
5.00%, 07/01/20		485	519,644
Volusia County School Board COP
Series B
5.00%, 08/01/20		50	53,583

			17,527,201
GEORGIA — 1.70%
Georgia State Road & Tollway Authority RB
Series B
5.00%, 06/01/20		100	106,751
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	520	558,990
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	310	333,244
Henry County School District GO
5.00%, 08/01/20	(SAW)	35	37,591
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		350	375,081
5.00%, 07/01/20	(NPFGC)	165	176,824
State of Georgia GO
Series E-1
4.00%, 07/01/20		290	304,686
Series E-2
5.00%, 09/01/20		220	237,076
Series I
4.00%, 07/01/20		235	246,900
5.00%, 07/01/20		1,880	2,016,864

			4,394,007
HAWAII — 1.13%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		135	141,959
4.00%, 08/01/20	(ETM)	30	31,561
Series B
5.00%, 08/01/20		220	236,339

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB
Series 2012B
5.00%, 07/01/20		$520	$557,144
County of Hawaii HI GO
Series C
5.00%, 09/01/20		15	16,142
County of Maui HI GO
5.00%, 09/01/20		210	226,145
State of Hawaii GO
Series EH
5.00%, 08/01/20		485	520,788
Series EO
4.00%, 08/01/20		670	704,223
5.00%, 08/01/20		105	112,748
Series EP
5.00%, 08/01/20		340	365,089

			2,912,138
IDAHO — 0.13%
Canyon County School District No. 131 Nampa GO
4.00%, 08/15/20	(GTD)	115	120,834
Idaho Housing & Finance Association RB
5.00%, 07/15/20		210	224,521

			345,355
ILLINOIS — 1.14%
Chicago Transit Authority RB
5.00%, 06/01/20		200	212,448
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/20	(NPFGC)[a]	180	168,075
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	43,066
6.00%, 07/01/20	(NPFGC)	60	65,254
State of Illinois GO
0.00%, 08/01/20[a]		100	91,925
4.00%, 09/01/20		175	178,057
5.00%, 07/01/20		500	518,880
5.00%, 08/01/20		195	202,626
5.00%, 08/01/20	(AGM)	50	52,983

Security		Principal (000s)	Value
State of Illinois RB
4.00%, 06/15/20		$235	$244,802
5.00%, 06/15/20		945	1,004,278
Second Series
5.75%, 06/15/20	(NPFGC)	160	172,558

			2,954,952
INDIANA — 1.15%
Ball State University RB
Series Q
5.00%, 07/01/20		125	133,900
Series R
5.00%, 07/01/20		275	294,580
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB
Series C
5.25%, 06/01/20	(AGC)	105	112,642
Indiana Finance Authority RB
5.25%, 07/01/20		215	231,536
Series C
5.00%, 07/01/20		75	80,357
Series I
5.00%, 07/01/20		25	26,786
Indiana University RB
Series A
5.00%, 06/01/20		300	320,913
Series U
5.00%, 08/01/20		65	69,843
Series V-1
5.00%, 08/01/20		45	48,353
Series W-2
5.00%, 08/01/20		315	338,467
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20		50	53,332
Series K
5.00%, 06/01/20		190	202,116
Purdue University RB
Series A
4.00%, 07/01/20		500	524,870
5.00%, 07/01/20		220	235,965

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series AA
4.00%, 07/01/20		$50	$52,487
Series Y
5.00%, 07/01/20		130	139,434
Series Z-1
5.00%, 07/01/20		95	101,894

			2,967,475
IOWA — 1.01%
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/20		615	657,872
City of Des Moines IA GO
Series A
5.00%, 06/01/20		360	385,017
Iowa City Community School District RB
5.00%, 06/01/20		75	79,865
Iowa Finance Authority RB
5.00%, 08/01/20		555	596,614
Series A
5.00%, 08/01/20		300	322,494
State of Iowa RB
4.00%, 06/15/20		205	214,772
4.50%, 06/15/22	(PR 06/15/20)	100	105,930
5.00%, 06/15/20		235	251,248

			2,613,812
KANSAS — 0.89%
City of Topeka KS GO
Series A
5.00%, 08/15/20		50	53,702
City of Wichita KS GO
Series 811
5.00%, 06/01/20		115	122,840
Series A
4.00%, 09/01/20		55	57,842
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		210	225,784
Series B
5.00%, 09/01/20		150	161,274

Security		Principal (000s)	Value
Johnson County Unified School District No. 233 Olathe GO
Series C
5.00%, 09/01/20		$100	$107,614
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/20		25	26,867
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,318
Series B
5.00%, 09/01/20		775	833,822
Series C
5.00%, 09/01/20		570	613,263
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	81,058

			2,294,384
KENTUCKY — 0.14%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	62,645
5.00%, 08/01/20		55	58,668
5.50%, 08/01/20	(AMBAC)	10	10,773
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		205	219,173

			351,259
LOUISIANA — 0.99%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	111,858
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	109,599
State of Louisiana GO
Series A
5.00%, 08/01/20		250	267,795
5.00%, 09/01/20		100	107,344
5.00%, 09/01/23	(PR 09/01/20)	1,000	1,077,130
5.00%, 09/01/28	(PR 09/01/20)	100	107,713

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Series C
4.00%, 07/15/20	$140	$146,696
5.00%, 07/15/20	230	246,118
5.00%, 08/01/20	100	107,118
State of Louisiana RB
Series A
5.00%, 06/15/20	255	271,320

		2,552,691
MAINE — 0.27%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/20	85	91,054
Maine Turnpike Authority RB
5.00%, 07/01/20	165	176,786
State of Maine GO
Series B
4.00%, 06/01/20	410	429,918

		697,758
MARYLAND — 5.64%
City of Baltimore MD RB
Series D
5.00%, 07/01/20	700	750,001
City of Frederick MD GO
5.00%, 09/01/20	700	753,816
County of Baltimore MD GO
4.00%, 08/01/20	235	247,171
5.00%, 08/01/20	860	924,070
Series B
5.00%, 08/01/20	75	80,588
County of Frederick MD GO
4.00%, 08/01/20	25	26,295
County of Montgomery MD GO
Series A
5.00%, 07/01/20	780	836,246
5.00%, 08/01/20	200	214,900
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	269,220
Series B
4.00%, 07/15/20	420	441,538
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	190	203,397

Security		Principal (000s)	Value
State of Maryland Department of Transportation RB
5.00%, 06/01/20		$95	$101,622
5.00%, 09/01/20		1,500	1,615,320
State of Maryland GO
Second Series E
4.50%, 08/01/20		1,520	1,615,988
Series A
5.00%, 08/01/20		355	381,448
Series B
5.00%, 08/01/20		1,965	2,111,392
Series C
5.00%, 08/01/20		1,315	1,412,967
5.25%, 08/01/20		1,000	1,080,180
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20		885	946,693
Second Series
5.00%, 06/01/20		350	374,398
Series A
4.00%, 06/01/20		175	183,502

			14,570,752
MASSACHUSETTS — 5.99%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/20		260	278,037
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/20	(AMBAC)	565	610,172
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		305	329,385
5.25%, 08/01/20	(AGM)	375	404,981
Series B
3.00%, 08/01/20		100	102,884
4.00%, 08/01/20		50	52,578
4.00%, 06/01/28	(PR 06/01/20)	350	367,080
5.00%, 08/01/20		905	972,214
5.00%, 06/01/25	(PR 06/01/20)	2,330	2,492,937
5.25%, 08/01/20		895	966,555

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
5.25%, 09/01/20	(AGM)	$160	$173,202
Series C
5.00%, 07/01/20		40	42,876
5.00%, 08/01/20		580	623,077
Series D
1.05%, 08/01/43	(Put 07/01/20)[b]	700	686,483
5.50%, 08/01/20		20	21,712
Series E
5.00%, 09/01/20		445	479,100
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		620	664,993
5.25%, 07/01/20		315	339,299
Series B
5.25%, 07/01/20		895	964,040
Series C
5.00%, 07/01/20		565	605,488
5.50%, 07/01/20		55	59,544
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		490	526,740
5.25%, 08/01/20		90	97,259
Series 15A
5.00%, 08/01/20		450	483,741
Massachusetts Port Authority RB
Series C
5.00%, 07/01/20		45	48,173
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		320	336,768
5.00%, 08/15/20		715	768,975
Series C
5.00%, 08/15/20	(ETM)	405	435,278
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM)	35	36,821
5.00%, 08/01/40	(PR 08/01/20)	600	644,130
Series J
5.50%, 08/01/20	(AGM)	775	841,913

			15,456,435

Security	Principal (000s)	Value
MICHIGAN — 0.09%
Michigan State University RB
Series A
5.00%, 08/15/20	$205	$220,129

220,129
MINNESOTA — 2.10%
Metropolitan Council GO
Series D
5.00%, 09/01/20	125	134,671
Series E
5.00%, 09/01/20	250	269,342
State of Minnesota GO
5.00%, 08/01/20	325	349,138
5.00%, 08/01/20	(ETM)	5	5,368
Series A
5.00%, 08/01/20	355	381,366
Series B
4.00%, 08/01/20	225	236,599
5.00%, 08/01/20	1,260	1,353,580
Series D
5.00%, 08/01/20	1,325	1,423,408
Series E
5.00%, 08/01/20	100	107,427
State of Minnesota RB
Series A
5.00%, 06/01/20	285	304,805
University of Minnesota RB
4.00%, 08/01/20	170	178,763
5.00%, 08/01/20	120	128,912
Series A
5.00%, 09/01/20	500	538,565

5,411,944
MISSOURI — 0.48%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	1,145	1,227,829

1,227,829
MONTANA — 0.05%
Montana Department of Transportation RB
3.00%, 06/01/20	20	20,451

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
State of Montana GO
5.00%, 08/01/20	$100	$107,498

		127,949
NEBRASKA — 0.59%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20	740	795,618
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	104,900
Series B
5.00%, 06/15/20	100	107,049
Nebraska Public Power District RB
5.00%, 07/01/20	430	459,928
University of Nebraska RB
5.00%, 07/01/20	50	53,526

		1,521,021
NEVADA — 2.16%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	53,807
Series A
5.00%, 06/01/20	100	106,905
Clark County School District GOL
Series A
5.00%, 06/15/20	170	181,373
Series B
5.00%, 06/15/20	1,395	1,488,325
Series D
5.00%, 06/15/20	200	213,380
County of Clark Department of Aviation RB
5.00%, 07/01/20	80	85,604
Series C
5.00%, 07/01/20	60	64,203
County of Clark NV GOL
5.00%, 06/01/20	105	112,250
County of Clark NV RB
5.00%, 07/01/20	450	482,144
Series B
5.00%, 07/01/20	95	101,786

Security	Principal (000s)	Value
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/20	$260	$277,953
Series B
5.00%, 06/01/20	135	144,322
Nevada System of Higher Education RB
Series A
5.00%, 07/01/20	280	299,807
Series B
4.00%, 07/01/20	500	524,420
State of Nevada GOL
5.00%, 06/01/20	335	357,911
5.00%, 08/01/20	505	541,905
Series B
5.00%, 08/01/20	30	32,192
Series C
5.00%, 06/01/20	325	347,227
5.00%, 08/01/20	95	101,987
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	50	53,343

		5,570,844
NEW HAMPSHIRE — 0.62%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	165	176,522
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	350	375,830
Series B
5.00%, 08/15/20	115	123,625
Series C
5.25%, 08/15/20	185	199,942
State of New Hampshire GO
Series A
3.50%, 07/01/20	140	145,618
5.00%, 07/01/20	100	107,303
Series B
5.00%, 06/01/20	235	251,589
State of New Hampshire RB
5.00%, 09/01/20	210	224,702

		1,605,131

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
NEW JERSEY — 2.25%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20		$20	$20,195
3.00%, 06/15/20	(ETM)	5	5,130
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	31,734
5.00%, 09/01/20		100	105,644
5.00%, 09/01/20	(ETM)	230	247,457
Series A
5.00%, 06/15/20		250	263,070
Series DDD
5.00%, 06/15/20		280	294,638
Series EE
4.50%, 09/01/20		65	67,913
Series XX
5.00%, 06/15/20	(SAP)	320	336,730
New Jersey Educational Facilities Authority RB
5.00%, 06/01/20	(SAP)	85	89,367
5.00%, 09/01/20		30	31,693
Series A
5.00%, 07/01/20		25	26,826
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	77,326
5.00%, 06/15/20		345	363,037
5.00%, 06/15/20	(SAP)	205	215,717
Series A-1
5.00%, 06/15/20		450	473,526
Series AA
5.00%, 06/15/20		845	889,177
5.00%, 06/15/20	(SAP)	310	326,207
Series B
5.00%, 06/15/20		560	589,277
State of New Jersey GO
5.00%, 06/01/20		340	361,607
5.25%, 08/01/20		20	21,471
Series Q
4.00%, 08/15/20		275	287,647
5.00%, 08/15/20		650	694,843

			5,820,232

Security	Principal (000s)	Value
NEW MEXICO — 1.35%
Albuquerque Bernalillo County Water Utility Authority RB
5.00%, 07/01/20	$75	$80,375
New Mexico Finance Authority RB
4.00%, 06/15/20	245	256,949
Series A
5.00%, 06/15/20	35	37,459
Series B
5.00%, 06/15/20	770	824,100
Series D
5.00%, 06/01/20	300	320,715
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	810	867,858
Series B
4.00%, 07/01/20	935	980,953
University of New Mexico (The) RB
Series C
5.00%, 06/01/20	115	122,814

		3,491,223
NEW YORK — 7.76%
City of New York NY GO
Series 1
4.00%, 08/01/20	145	152,272
5.00%, 08/01/20	125	134,105
Series A
5.00%, 08/01/20	625	670,525
Series B
0.00%, 06/01/20[a]	70	67,255
3.00%, 08/01/20	255	262,000
4.00%, 08/01/20	275	288,791
5.00%, 08/01/20	1,375	1,475,155
Series C
3.00%, 08/01/20	25	25,686
5.00%, 08/01/20	660	708,075
Series D
5.00%, 08/01/20	470	504,235
Series E
4.00%, 08/01/20	270	283,541
5.00%, 08/01/20	500	536,420

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series F
4.00%, 08/01/20		$170	$178,525
5.00%, 08/01/20		410	439,864
Series G
4.00%, 08/01/20		150	157,523
5.00%, 08/01/20		395	423,772
Series H
5.00%, 08/01/20		435	466,685
Series H-2
5.00%, 06/01/20		230	245,679
Series I
3.50%, 08/01/20		50	51,940
5.00%, 08/01/20		380	407,679
Series I-1
5.00%, 08/01/20		160	171,654
Series J
5.00%, 08/01/20		2,675	2,869,847
Series J7
5.00%, 08/01/20		255	273,574
Series K
5.00%, 08/01/20		175	187,747
County of Orange NY GOL
Series B
4.00%, 07/01/20		35	36,733
East Islip Union Free School District GO
Series A
5.00%, 06/15/20	(SAW)	175	187,257
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)[a]	100	95,729
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	100	105,128
4.00%, 07/15/20	(ETM)
	(SAW)	215	225,877
5.00%, 07/15/20	(SAW)	410	440,164
5.00%, 07/15/20	(ETM)
	(SAW)	365	391,597
Series S-1A
3.00%, 07/15/20	(ETM)
	(SAW)	45	46,274
5.00%, 07/15/20	(SAW)	175	187,875

Security		Principal (000s)	Value
5.00%, 07/15/20	(ETM)
	(SAW)	$75	$80,291
Series S-2
4.00%, 07/15/20	(SAW)	225	236,538
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20		335	359,880
Series B
5.00%, 08/01/20		400	429,708
5.00%, 08/01/20	(ETM)	85	91,191
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20[a]		220	211,266
Series EE
4.00%, 06/15/20		25	26,258
Series FF
5.00%, 06/15/20		260	278,678
Series GG
4.00%, 06/15/20		310	325,602
5.00%, 06/15/20		260	278,678
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	546,664
Series A
4.00%, 07/01/20		25	26,210
4.13%, 07/01/20		230	241,967
5.00%, 07/01/20		1,115	1,194,509
5.50%, 07/01/20	(NPFGC)	195	211,019
Series C
5.00%, 06/15/20		105	112,425
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		190	199,435
5.00%, 06/15/20		1,050	1,125,432
Series A
3.50%, 06/15/20		110	114,353
5.00%, 06/15/20		310	332,271
5.00%, 08/15/20		165	177,656
Series B
5.00%, 08/15/20		120	129,204

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
North Colonie Central School District GO
4.00%, 07/15/20	(SAW)	$100	$105,197
Port Authority of New York & New Jersey RB
3.00%, 07/15/20		75	77,191
Series 180
5.00%, 06/01/20		320	342,448
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	21,407
Town of Hempstead NY GOL
5.00%, 08/15/20		65	69,954

			20,044,615
NORTH CAROLINA — 2.72%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20		270	289,286
Series C
5.00%, 07/01/20		155	166,072
City of Charlotte NC GO
Series A
5.00%, 07/01/20		515	552,492
Series C
5.00%, 06/01/20		25	26,759
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		390	418,302
Series B
5.00%, 07/01/20		90	96,531
City of Durham NC GO
5.00%, 09/01/20		215	231,688
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/20		595	639,357
City of Raleigh NC GO
Series A
5.00%, 09/01/20		225	242,465
City of Winston-Salem NC GO
Series 2010B
4.00%, 06/01/20		50	52,408

Security	Principal (000s)	Value
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
5.00%, 06/01/20	$50	$53,464
County of Buncombe NC RB
Series A
5.00%, 06/01/20	205	219,246
County of Forsyth NC GO
Series E
4.00%, 07/01/20	210	220,445
County of Guilford NC GO
Series D
5.00%, 08/01/20	300	322,566
County of Mecklenburg NC GO
Series A
5.00%, 09/01/20	975	1,050,679
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	26,759
County of Onslow NC RB
5.00%, 06/01/20	60	64,064
County of Wake NC GO
5.00%, 09/01/20	80	86,210
State of North Carolina GO
5.00%, 06/01/20	500	535,295
Series 2013-D
4.00%, 06/01/20	585	613,928
Series A
5.00%, 06/01/20	50	53,530
Series B
5.00%, 06/01/20	465	497,824
State of North Carolina RB
Series B
5.00%, 06/01/20	525	561,713

		7,021,083
OHIO — 3.01%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	585	614,361
5.00%, 07/01/20	285	305,551
Series A
5.00%, 07/01/20	120	128,653
5.00%, 08/15/20	260	279,690

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
City of Columbus OH GOL	$225	$236,576
4.00%, 08/15/20
5.00%, 08/15/20	50	53,726
Cleveland State University RB
5.00%, 06/01/20	125	132,944
Miami University/Oxford OH RB
5.00%, 09/01/20	600	645,240
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	94,334
5.00%, 06/01/20	185	197,815
Series B
5.00%, 06/01/20	95	101,581
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	358,500
Series A
5.00%, 06/01/20	360	385,254
Ohio Water Development Authority RB
4.00%, 06/01/20	225	236,030
Series C
5.00%, 06/01/20	70	74,911
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015A
5.00%, 06/01/20	125	133,769
State of Ohio Department of Administration COP
5.00%, 09/01/20	120	128,872
State of Ohio GO
5.00%, 08/01/20	60	64,427
Series A
5.00%, 09/01/20	625	672,587
Series B
4.00%, 08/01/20	180	189,194
5.00%, 06/15/20	200	214,052
5.00%, 08/01/20	915	982,518
5.00%, 09/01/20	100	107,614
Series C
5.00%, 08/01/20	1,135	1,218,751

Security		Principal (000s)	Value
University of Cincinnati RB
Series A
5.00%, 06/01/20		$85	$90,720
Series F
5.00%, 06/01/20		125	133,411

			7,781,081
OKLAHOMA — 0.49%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20		30	31,412
5.00%, 06/01/20		525	560,789
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20		335	359,234
Series B
3.00%, 07/01/20		100	102,849
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20		175	183,745
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	21,023

			1,259,052
OREGON — 1.29%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20		160	171,154
5.00%, 08/01/20		405	435,270
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	115,490
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	107,071
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	58,864
Metro/OR GO
5.00%, 06/01/20		530	567,179
Series A
5.00%, 06/01/20		160	171,224

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Portland Community College District GO
5.00%, 06/15/20		$420	$449,984
State of Oregon GO
Series A
4.00%, 08/01/20		240	252,430
Series C
5.00%, 06/01/20		325	347,656
Series N
5.00%, 08/01/20		35	37,607
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	185	194,022
Series B
4.00%, 06/15/20 (GTD)		175	183,535
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	235	251,354

			3,342,840
PENNSYLVANIA — 1.99%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/20		55	58,766
City of Philadelphia PA GO
Series A
5.00%, 07/15/20		110	117,352
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/20		150	160,302
City of Pittsburgh PA GO
Series A
5.00%, 09/01/20		300	321,663
Commonwealth of Pennsylvania GO
5.38%, 07/01/20	(AGM)	300	322,104
First Series
5.00%, 06/01/20		225	239,252
5.00%, 07/01/20		560	596,674
Second Series
5.00%, 07/01/20		835	889,684

Security	Principal (000s)	Value
Series T
5.00%, 07/01/20	$170	$181,133
County of Bucks PA GO
5.00%, 06/01/20	500	535,075
County of Butler PA GO
5.00%, 07/15/20	150	160,512
County of Chester PA GO
5.00%, 07/15/20	650	697,976
Delaware County Authority RB
5.00%, 08/01/20	230	246,045
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20	20	21,415
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20	50	53,290
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	235	251,354
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/20	(AGM)	25	26,897
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	245	262,214

5,141,708
RHODE ISLAND — 0.65%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	700	747,614
Rhode Island Health & Educational Building Corp. RB
Series A
4.50%, 09/01/20	210	223,368
State of Rhode Island GO
5.00%, 08/01/20	400	429,044
Series D
5.00%, 08/01/20	160	171,618
Series SE
5.00%, 08/01/20	100	107,261

1,678,905

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
SOUTH CAROLINA — 0.16%
State of South Carolina GO
Series A
5.00%, 06/01/20	$150	$160,522
5.00%, 07/01/20 (SAW)	140	150,160
Series F
5.00%, 06/01/20	(SAW)	90	96,314

406,996
TENNESSEE — 1.75%
City of Memphis TN GO
Series D
4.00%, 07/01/20	50	52,476
County of Blount TN GO
4.00%, 06/01/20	265	277,471
County of Knox TN GO
5.00%, 06/01/20	225	240,635
County of Sumner TN GO
5.00%, 06/01/20	145	154,885
County of Washington TN GO
Series A
4.00%, 06/01/20	300	314,379
Metropolitan Government of Nashville & Davidson County Sports Authority RB
Series A
5.00%, 07/01/20	50	53,514
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	625	669,644
Series A
4.00%, 07/01/20	195	204,654
5.00%, 07/01/20	240	257,143
Series C
5.00%, 07/01/20	75	80,357
Series D
4.00%, 07/01/20	300	314,853
5.00%, 07/01/20	355	380,358
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	251,570
Series A
4.00%, 07/01/20	125	131,047

Security		Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/20		$805	$865,359
5.00%, 09/01/20		40	43,095
Series B
5.00%, 08/01/20		200	214,996

			4,506,436
TEXAS — 6.62%
Austin Community College District GOL
5.00%, 08/01/20		45	48,310
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	220	233,374
5.00%, 08/01/20	(PSF)	350	375,245
Series B
5.00%, 08/01/20		100	107,403
Board of Regents of the University of Texas System RB
Series B
3.00%, 08/15/20		50	51,442
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)[a]	15	14,333
Series A
0.00%, 08/15/20	(AMBAC)[a]	230	218,751
City of Arlington TX GOL
5.00%, 08/15/20		90	96,533
City of Austin TX GOL
5.00%, 09/01/20		695	747,403
Series A
4.00%, 09/01/20		230	241,939
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	37,476
Series A
5.00%, 09/01/20	(AGM)	50	53,538
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/20		100	107,123

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		$95	$100,623
City of El Paso TX GOL
Series A
5.00%, 08/15/20		190	203,655
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/20		100	107,211
Subseries B
5.00%, 07/01/20		100	107,211
City of Houston TX RB
5.00%, 09/01/20		150	160,209
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		360	382,673
City of Plano TX GOL
Series 2013
5.00%, 09/01/20		50	53,721
City of Round Rock TX GOL
4.00%, 08/15/20		85	89,272
County of Bexar TX GOL
5.00%, 06/15/20		200	213,784
County of Denton TX GOL
5.00%, 07/15/20		180	192,949
County of Harris TX RB
Series B
5.00%, 08/15/20		305	327,802
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	193,414
Del Mar College District GOL
5.00%, 08/15/20		20	21,413
Denton Independent School District GO
Series C
5.00%, 08/15/20	(PSF)	120	128,885
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	335	359,639

Security		Principal (000s)	Value
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	$5	$5,369
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	325	348,907
Series A
4.00%, 08/15/20	(PSF)	150	157,573
Frisco Independent School District GO
Series A
4.50%, 08/15/20	(PSF)	75	79,652
Series B
5.00%, 08/15/20	(PSF)	75	80,517
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	110	118,171
Series A
5.00%, 08/15/20		225	241,333
Series B
4.00%, 08/15/20		125	131,192
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	134,255
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20	(PSF)	165	177,217
Leander Independent School District GO
0.00%, 08/15/20	(PSF)[a]	200	191,470
4.00%, 08/15/20	(PSF)	160	167,965
Series A
0.00%, 08/15/20	(PSF)[a]	50	47,868
Series D
0.00%, 08/15/20	(PSF)[a]	175	167,536
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)[a]	20	19,147
Series A
4.00%, 08/15/20	(PSF)	15	15,768
5.00%, 08/15/20	(PSF)	845	907,767

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series B
4.00%, 08/15/20		$205	$215,547
Lone Star College System GOL
Series A
5.00%, 08/15/20		450	483,210
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	160	168,307
5.00%, 08/15/20	(PSF)	20	21,500
Series E
5.00%, 08/15/20	(PSF)	125	134,375
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	80,428
North Texas Municipal Water District RB
5.00%, 06/01/20		175	187,084
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		80	84,211
5.00%, 09/01/20		825	887,815
5.25%, 09/01/20		240	259,685
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	80	84,021
Permanent University Fund-Texas A&M University System RB
4.00%, 07/01/20		200	209,994
Series A
5.00%, 07/01/20		465	498,429
Permanent University Fund - University of Texas System RB
Series B
5.00%, 07/01/20		425	455,647
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	340	364,847
Socorro Independent School District GO
4.00%, 08/15/20	(PSF)	150	157,645
Series A
5.00%, 08/15/20	(PSF)	110	118,144

Security		Principal (000s)	Value
Spring Independent School District GO
5.00%, 08/15/20	(BAM)	$40	$42,942
5.00%, 08/15/20	(PSF)	310	332,878
State of Texas GO
5.00%, 08/01/20		285	306,031
Series B
5.00%, 08/01/20		195	209,389
Series C-1
5.00%, 08/01/20		610	655,012
Tarrant Regional Water District RB
5.00%, 09/01/20		30	32,277
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	102,908
Texas Municipal Power Agency RB
5.00%, 09/01/20		185	198,540
Texas Tech University RB
Series A
5.00%, 08/15/20		215	231,125
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		250	268,330
University of Texas System (The) RB
Series A
4.00%, 08/15/20		510	536,479
5.00%, 08/15/20		920	989,000
Series B
5.00%, 08/15/20		435	467,625
Series D
5.00%, 08/15/20		135	145,125
Series E
5.00%, 08/15/20		100	107,500
Ysleta Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	90	96,642

			17,099,730
UTAH — 1.22%
Cache County School District GO
5.00%, 06/15/20	(GTD)	125	133,783

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Davis School District GO
Series A
4.00%, 06/01/20	(GTD)	$40	$41,961
Series B
5.00%, 06/01/20	(GTD)	165	176,575
Jordan School District GO
5.00%, 06/15/20	(GTD)	720	771,401
State of Utah GO
5.00%, 07/01/20		250	268,142
Series A
5.00%, 07/01/20		1,060	1,136,924
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		150	161,069
Series A
5.00%, 08/01/20	(SAP)	110	118,117
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	197,998
Series C
5.25%, 06/15/20	(AGM)	140	150,683

			3,156,653
VERMONT — 0.07%
State of Vermont GO
Series C
4.00%, 08/15/20		150	158,146
Series F
5.00%, 08/15/20		30	32,323

			190,469
VIRGINIA — 3.34%
City of Alexandria VA GO
Series A
4.50%, 06/15/20	(SAW)	100	106,064
Series B
5.00%, 06/15/20	(SAW)	125	133,924
City of Chesapeake VA GO
Series A
5.00%, 08/01/20		500	537,490
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	214,194
5.00%, 07/15/20	(SAW)	65	69,692

Security		Principal (000s)	Value
City of Richmond VA GO
Series B
5.00%, 07/15/20		$250	$268,160
5.00%, 07/15/20	(SAW)	50	53,632
Series C
4.00%, 07/15/20	(SAW)	55	57,770
Commonwealth of Virginia GO
Series A
5.00%, 06/01/20		255	272,888
Series A-1
4.00%, 06/01/20		90	94,412
Series B
5.00%, 06/01/20		50	53,508
County of Arlington VA GO
5.00%, 08/15/20		250	269,052
Series C
5.00%, 08/15/20		500	538,105
5.00%, 08/15/20	(SAW)	70	75,335
County of Henrico VA GO
5.00%, 07/15/20		150	161,071
5.00%, 08/01/20		25	26,875
Series A
4.00%, 08/01/20		105	110,487
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	123,623
Series A
4.00%, 08/01/20		180	189,407
Hampton Roads Sanitation District RB
Series A
5.00%, 07/01/20		150	160,783
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	144,322
University of Virginia RB
5.00%, 09/01/20		405	436,335
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		285	305,828
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20		85	91,367
Series 2012B
5.00%, 09/01/20		190	204,233

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security		Principal (000s)	Value
Series A
5.00%, 09/01/20		$665	$714,815
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		715	766,844
Series B
5.00%, 08/01/20		570	611,388
Series B-3
4.00%, 08/01/20		400	419,964
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	495	519,705
Series 2012A
5.00%, 08/01/20	(SAW)	575	616,751
Series A
5.00%, 08/01/20	(SAW)	115	123,350
Series C
5.00%, 08/01/20	(SAW)	25	26,815
Series D
4.00%, 08/01/20	(SAW)	120	125,989

			8,624,178
WASHINGTON — 6.53%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/20		85	89,266
5.00%, 09/01/20		310	333,833
City of Seattle WA GOL
5.00%, 09/01/20		100	107,737
Series A
5.00%, 06/01/20		40	42,806
Series B
5.00%, 08/01/20		490	526,740
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		500	538,070
Series A
5.00%, 06/01/20		25	26,726
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20		130	139,685
5.00%, 09/01/20		500	538,440
County of King WA GOL
Series A
5.00%, 07/01/20		330	353,948

Security		Principal (000s)	Value
County of King WA Sewer Revenue RB
5.00%, 07/01/20		$445	$476,991
5.00%, 01/01/28	(PR 07/01/20)	150	160,680
5.00%, 01/01/30	(PR 07/01/20)	225	241,020
5.00%, 01/01/31	(PR 07/01/20)	500	535,600
Series B
4.00%, 07/01/20		100	104,997
County of Pierce WA GOL
Series A
5.00%, 07/01/20		80	85,550
Energy Northwest RB
4.00%, 07/01/20		60	62,971
5.00%, 07/01/20		265	283,929
Series A
5.00%, 07/01/20		1,540	1,650,003
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	65	68,115
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	390	422,159
State of Washington COP
5.00%, 07/01/20		75	80,271
Series A
5.00%, 07/01/20		380	406,706
Series B
4.00%, 07/01/20		200	209,676
State of Washington GO
5.00%, 07/01/20		620	664,001
Series 03-C
0.00%, 06/01/20	(NPFGC)[a]	140	134,394
Series 2011A
5.00%, 08/01/30	(PR 08/01/20)	575	617,975
Series A
5.00%, 07/01/20		505	540,840
5.00%, 08/01/20		100	107,332
Series B
5.00%, 08/01/20		780	837,190
Series B-1
5.00%, 08/01/20		270	289,796
Series C
5.00%, 06/01/20		225	240,437
Series D
5.00%, 07/01/20		30	32,129

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal (000s)	Value
Series R
4.00%, 07/01/20	$300	$314,718
5.00%, 07/01/20	310	332,001
Series R-2011B
5.00%, 07/01/20	705	755,034
Series R-2012C
5.00%, 07/01/20	60	64,258
Series R-2013A
5.00%, 07/01/20	330	353,420
Series R-2014A
5.00%, 07/01/20	170	182,065
Series R-2014B
5.00%, 07/01/20	275	294,517
Series R-2015
5.00%, 07/01/20	275	294,517
Series R-2015C
5.00%, 07/01/20	120	128,516
Series R-2015E
5.00%, 07/01/20	75	80,323
Series R-2015F
5.00%, 07/01/20	150	160,646
Series R-2016C
5.00%, 07/01/20	75	80,323
Series R-2017A
5.00%, 08/01/20	700	751,324
State of Washington RB
5.00%, 07/01/20	70	74,840
5.00%, 09/01/20	1,075	1,154,206
University of Washington RB
5.00%, 07/01/20	185	198,340
Series A
5.00%, 07/01/20	245	262,667
Series B
5.00%, 06/01/20	150	160,457
Series C
5.00%, 07/01/20	250	268,027

		16,860,212
WEST VIRGINIA — 0.62%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/20	95	101,504
State of West Virginia GO
4.00%, 06/01/20	165	172,872

Security		Principal (000s)	Value
Series A
5.00%, 06/01/20		$555	$593,201
West Virginia Commissioner of Highways RB
Series A
5.00%, 09/01/20	(ETM)	375	403,462
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/20		305	326,856

			1,597,895
WISCONSIN — 1.37%
City of Milwaukee WI Sewerage System Revenue RB
Series S1
5.00%, 06/01/20		120	128,339
Series S7
5.00%, 06/01/20		495	529,398
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	(ETM)	100	104,771
5.00%, 06/01/20	(ETM)	195	208,422
Series 2
5.00%, 06/01/20	(ETM)	200	213,766
Series 4
5.00%, 06/01/20	(ETM)	190	203,078
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/20		100	107,015
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	15,578
5.00%, 07/01/20		390	418,123
Series 2
5.00%, 07/01/20		395	423,272
Series A
5.00%, 07/01/20		195	209,061
5.00%, 07/01/20	(AGM)	550	589,287
Series I
5.00%, 07/01/20	(NPFGC)	170	182,143

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Security	Principal or Shares (000s)	Value
WPPI Energy RB
Series A
5.00%, 07/01/20	$195	$208,839

		3,541,092

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $257,591,741)		255,175,860

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniCash
1.25%[c,d]	659	659,177

		659,177

TOTAL SHORT — TERM INVESTMENTS
(Cost: $659,177)		659,177

TOTAL INVESTMENTS IN SECURITIES — 99.08%
(Cost: $258,250,918)		255,835,037
Other Assets, Less Liabilities — 0.92%		2,388,216

NET ASSETS — 100.00%		$258,223,253

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —   Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 03/31/18 (000s)	Value at 03/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	467	192	[b]	—	659	$659,177	$6,728	$29	$(60)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$255,175,860	$—	$255,175,860
Money market funds	659,177	—	—	659,177

Total	$659,177	$255,175,860	$—	$255,835,037

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$190,975,440	$238,756,951	$257,591,741
Affiliated (Note 2)	516,068	1,738,777	659,177

Total cost of investments in securities	$191,491,508	$240,495,728	$258,250,918

Investments in securities, at fair value (Note 1):
Unaffiliated	$190,673,013	$237,353,009	$255,175,860
Affiliated (Note 2)	516,017	1,738,777	659,177
Receivables:
Dividends and interest	1,930,524	2,404,311	2,426,733

Total Assets	193,119,554	241,496,097	258,261,770

LIABILITIES
Payables:
Investment securities purchased	—	854,804	—
Investment advisory fees (Note 2)	29,808	35,941	38,517

Total Liabilities	29,808	890,745	38,517

NET ASSETS	$193,089,746	$240,605,352	$258,223,253

Net assets consist of:
Paid-in capital	$193,352,454	$241,840,072	$260,432,162
Undistributed net investment income	117,499	170,921	211,375
Accumulated net realized loss	(77,729)	(1,699)	(4,403)
Net unrealized depreciation	(302,478)	(1,403,942)	(2,415,881)

NET ASSETS	$193,089,746	$240,605,352	$258,223,253

Shares outstanding[a]	7,600,000	9,500,000	10,200,000

Net asset value per share	$25.41	$25.33	$25.32

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$3,103	$5,563	$6,728
Interest — unaffiliated	2,057,407	2,483,964	2,808,160

Total investment income	2,060,510	2,489,527	2,814,888

EXPENSES
Investment advisory fees (Note 2)	363,640	381,590	387,439
Proxy fees	4,198	3,902	3,858

Total expenses	367,838	385,492	391,297

Net investment income	1,692,672	2,104,035	2,423,591

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,292)	(493)	(1,814)
Investments — affiliated (Note 2)	134	228	(259)
In-kind redemptions — unaffiliated	(2,533)	—	—
Realized gain distributions from affiliated funds	46	34	288

Net realized loss	(19,645)	(231)	(1,785)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(457,370)	(1,591,514)	(2,266,686)
Investments — affiliated (Note 2)	(107)	(58)	(60)

Net change in unrealized appreciation/depreciation	(457,477)	(1,591,572)	(2,266,746)

Net realized and unrealized loss	(477,122)	(1,591,803)	(2,268,531)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,215,550	$512,232	$155,060

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2018 Term Muni Bond ETF		iShares iBonds Sep 2019 Term Muni Bond ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,692,672	$1,234,877	$2,104,035	$1,270,976
Net realized gain (loss)	(19,645)	(2,003)	(231)	2,689
Net change in unrealized appreciation/depreciation	(457,477)	(527,933)	(1,591,572)	(638,535)

Net increase in net assets resulting from operations	1,215,550	704,941	512,232	635,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,686,011)	(1,209,812)	(2,057,057)	(1,236,864)

Total distributions to shareholders	(1,686,011)	(1,209,812)	(2,057,057)	(1,236,864)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,461,143	80,295,902	72,645,992	73,945,463
Cost of shares redeemed	(21,588,652)	—	(3,797,351)	—

Net increase in net assets from capital share transactions	3,872,491	80,295,902	68,848,641	73,945,463

INCREASE IN NET ASSETS	3,402,030	79,791,031	67,303,816	73,343,729

NET ASSETS
Beginning of year	189,687,716	109,896,685	173,301,536	99,957,807

End of year	$193,089,746	$189,687,716	$240,605,352	$173,301,536

Undistributed net investment income included in net assets at end of year	$117,499	$110,802	$170,921	$123,916

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	3,150,000	2,850,000	2,900,000
Shares redeemed	(850,000)	—	(150,000)	—

Net increase in shares outstanding	150,000	3,150,000	2,700,000	2,900,000

See notes to financial statements.

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,423,591	$1,371,406
Net realized gain (loss)	(1,785)	2,588
Net change in unrealized appreciation/depreciation	(2,266,746)	(1,051,322)

Net increase in net assets resulting from operations	155,060	322,672

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,363,711)	(1,294,086)

Total distributions to shareholders	(2,363,711)	(1,294,086)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,518,204	93,488,650
Cost of shares redeemed	(6,333,383)	—

Net increase in net assets from capital share transactions	88,184,821	93,488,650

INCREASE IN NET ASSETS	85,976,170	92,517,236

NET ASSETS
Beginning of year	172,247,083	79,729,847

End of year	$258,223,253	$172,247,083

Undistributed net investment income included in net assets at end of year	$211,375	$151,269

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	3,650,000
Shares redeemed	(250,000)	—

Net increase in shares outstanding	3,450,000	3,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	93

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2018 Term Muni Bond ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$25.46	$25.56	$25.47	$25.31	$25.17

Income from investment operations:
Net investment income[a]	0.21	0.22	0.24	0.25	0.25
Net realized and unrealized gain (loss)[b]	(0.05)	(0.10)	0.08	0.15	0.10

Total from investment operations	0.16	0.12	0.32	0.40	0.35

Less distributions from:
Net investment income	(0.21)	(0.22)	(0.23)	(0.24)	(0.21)

Total distributions	(0.21)	(0.22)	(0.23)	(0.24)	(0.21)

Net asset value, end of year	$25.41	$25.46	$25.56	$25.47	$25.31

Total return	0.60%	0.48%	1.28%	1.60%	1.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$193,090	$189,688	$109,897	$81,492	$48,081
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees	n/a	0.21%	0.30%	0.30%	n/a
Ratio of net investment income to average net assets	0.84%	0.87%	0.93%	1.00%	0.99%
Portfolio turnover rate[c]	6%	0%[d]	1%	0%	1%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Rounds to less than 1%.

See notes to financial statements.

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.49	$25.63	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.25	0.26	0.28	0.29	0.04
Net realized and unrealized gain (loss)[c]	(0.16)	(0.14)	0.24	0.39	(0.05)

Total from investment operations	0.09	0.12	0.52	0.68	(0.01)

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.02)

Total distributions	(0.25)	(0.26)	(0.27)	(0.27)	(0.02)

Net asset value, end of period	$25.33	$25.49	$25.63	$25.38	$24.97

Total return	0.31%	0.46%	2.07%	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$240,605	$173,302	$99,958	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.21%	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	0.99%	1.02%	1.09%	1.15%	1.08%
Portfolio turnover rate[f]	0%[g]	0%[g]	1%	0%[g]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.52	$25.72	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.29	0.29	0.33	0.21
Net realized and unrealized gain (loss)[c]	(0.21)	(0.20)	0.39	0.26

Total from investment operations	0.08	0.09	0.72	0.47

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.31)	(0.16)

Total distributions	(0.28)	(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.32	$25.52	$25.72	$25.31

Total return	0.29%	0.33%	2.89%	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$258,223	$172,247	$79,730	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.21%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.13%	1.14%	1.28%	1.30%
Portfolio turnover rate[f]	0%[g]	0%	2%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2018 Term Muni Bond	Diversified
iBonds Sep 2019 Term Muni Bond	Diversified
iBonds Sep 2020 Term Muni Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2018 Term Muni Bond	$12,100,659	$17,384,241
iBonds Sep 2019 Term Muni Bond	74,753,428	53,329
iBonds Sep 2020 Term Muni Bond	93,806,004	153,064

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Sales
iBonds Sep 2018 Term Muni Bond	$1,232,054

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to distributions received from a regulated investment company and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBonds Sep 2018 Term Muni Bond	$(2,533)	$36	$2,497
iBonds Sep 2019 Term Muni Bond	—	27	(27)
iBonds Sep 2020 Term Muni Bond	—	(226)	(226)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
iBonds Sep 2018 Term Muni Bond
Ordinary income	$35	$1,017
Tax-exempt	1,685,976	1,208,795

	$1,686,011	$1,209,812

iBonds Sep 2019 Term Muni Bond
Ordinary income	$26	$2,538
Tax-exempt	2,057,031	1,234,326

	$2,057,057	$1,236,864

iBonds Sep 2020 Term Muni Bond
Ordinary income	$217	$2,739
Tax-exempt	2,363,494	1,291,347

	$2,363,711	$1,294,086

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBonds Sep 2018 Term Muni Bond	$117,499	$(77,687)	$(302,520)	$(262,708)
iBonds Sep 2019 Term Muni Bond	170,921	(1,385)	(1,404,256)	(1,234,720)
iBonds Sep 2020 Term Muni Bond	211,375	(3,981)	(2,416,303)	(2,208,909)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2018 Term Muni Bond	$77,687
iBonds Sep 2019 Term Muni Bond	1,385
iBonds Sep 2020 Term Muni Bond	3,981

For the year ended March 31, 2018, the iShares iBonds Sep 2019 Term Muni Bond ETF utilized $42 of its capital loss carryforwards.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2018 Term Muni Bond	$191,491,550	$1,193	$(303,713)	$(302,520)
iBonds Sep 2019 Term Muni Bond	240,496,042	10,728	(1,414,984)	(1,404,256)
iBonds Sep 2020 Term Muni Bond	258,251,340	20,672	(2,436,975)	(2,416,303)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	PLANNED FUND LIQUIDATION

In accordance with its prospectus and its investment objective, the iShares iBonds Sep 2018 Term Muni Bond ETF will be liquidating on or about September 1, 2018, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2018 Index, on or about the same date.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Sep 2018 Term Muni Bond ETF,

iShares iBonds Sep 2019 Term Muni Bond ETF and

iShares iBonds Sep 2020 Term Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Sep 2018 Term Muni Bond ETF, iShares iBonds Sep 2019 Term Muni Bond ETF and iShares iBonds Sep 2020 Term Muni Bond ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2018:

iShares ETF	Exempt- Interest Dividends
iBonds Sep 2018 Term Muni Bond	100.00%
iBonds Sep 2019 Term Muni Bond	100.00
iBonds Sep 2020 Term Muni Bond	99.99

TAX INFORMATION	105

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Sep 2018 Term Muni Bond	$0.212015	$—	$0.000542	$0.212557	100%	—%	0%[a]		100%
iBonds Sep 2019 Term Muni Bond	0.248944	—	0.000885	0.249829	100	—	0	[a]	100
iBonds Sep 2020 Term Muni Bond	0.282527	—	0.001633	0.284160	99	—	1		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2018 Term Muni Bond ETF

Period Covered: March 19, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	24	1.89%
Greater than 0.0% and Less than 0.5%	1,018	80.28
At NAV	61	4.81
Less than –0.0% and Greater than –0.5%	159	12.54
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –1.0% and Greater than –1.5%	2	0.16
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,268	100.00%

iShares iBonds Sep 2019 Term Muni Bond ETF

Period Covered: February 4, 2014 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.10%
Greater than 0.5% and Less than 1.0%	6	0.57
Greater than 0.0% and Less than 0.5%	936	89.49
At NAV	24	2.29
Less than –0.0% and Greater than –0.5%	79	7.55

	1,046	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBonds Sep 2020 Term Muni Bond ETF

Period Covered: August 12, 2014 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	1.42%
Greater than 0.0% and Less than 0.5%	829	90.60
At NAV	10	1.09
Less than –0.0% and Greater than –0.5%	63	6.89

	915	100.00%

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	113

Notes:

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-308-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.85%	12.92%	13.03%	12.85%	12.92%	13.03%
5 Years	12.75%	12.78%	12.96%	82.18%	82.43%	83.88%
10 Years	8.88%	8.85%	9.08%	134.17%	133.53%	138.44%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.60	$1.02	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 ETF

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 12.85%, net of fees, while the total return for the Index was 13.03%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. The technology hardware and equipment industry was another solid contributor, as new smartphone models improved investors’ outlook for growth despite declining holiday sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers, rising demand for smart devices, and an increase in demand for processors used in cryptocurrency.

The financials sector was also a solid contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment, a move toward deregulation, and the anticipated benefits of tax reform. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was also a solid contributor to the Index’s return for the reporting period. The primary driver of the sector’s performance was consumer spending, which continued to rise as wages increased and unemployment remained low. The retail industry performed well, as strong holiday sales and cost-cutting measures boosted earnings amid the ongoing migration to online shopping and excess capacity in retail space. The healthcare and industrials sectors were also modest contributors to the Index’s return.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	28.63%
Financials	14.65
Health Care	13.56
Consumer Discretionary	13.37
Consumer Staples	9.17
Industrials	8.59
Energy	5.78
Telecommunication Services	2.96
Utilities	1.52
Materials	1.43
Real Estate	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Apple Inc.	6.06%
Microsoft Corp.	5.00
Amazon.com Inc.	4.14
Berkshire Hathaway Inc. Class B	2.73
Facebook Inc. Class A	2.72
JPMorgan Chase & Co.	2.69
Johnson & Johnson	2.45
Exxon Mobil Corp.	2.25
Alphabet Inc. Class C NVS	2.24
Alphabet Inc. Class A	2.20

TOTAL	32.48%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.45%	19.52%	19.69%	19.45%	19.52%	19.69%
5 Years	15.16%	15.19%	15.37%	102.54%	102.84%	104.41%
10 Years	11.16%	11.17%	11.35%	188.15%	188.30%	193.14%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.50	$0.94	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH ETF

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 19.45%, net of fees, while the total return for the Index was 19.69%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. Semiconductor manufacturers also benefited from a large increase in demand for processors used in cryptocurrency. The technology hardware and equipment industry was another solid contributor, as new smartphone models increased investors’ optimism despite declining holiday sales.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was also a solid contributor to the Index’s return for the reporting period. Gains in the sector were primarily driven by consumer spending, particularly in the retail industry, which was bolstered by rising wages and low unemployment.

The healthcare, industrials, and financials sectors also contributed to the Index’s return for the reporting period. In the healthcare sector, ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. A two-year delay in the medical device excise tax benefited the healthcare equipment and services industry, a key driver of the sector’s gains. The industrials sector improved amid increased industrial production and manufacturing, driven by manufacturing innovations and post-hurricane rebuilding activity in the capital goods industry. The financials sector benefited from a move toward deregulation.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	40.83%
Health Care	16.86
Consumer Discretionary	16.08
Industrials	10.46
Financials	5.67
Consumer Staples	4.86
Real Estate	2.73
Materials	1.53
Utilities	0.70
Energy	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Apple Inc.	7.17%
Microsoft Corp.	5.92
Amazon.com Inc.	4.90
Facebook Inc. Class A	3.23
Alphabet Inc. Class C NVS	2.65
Alphabet Inc. Class A	2.61
Visa Inc. Class A	1.82
Home Depot Inc. (The)	1.75
UnitedHealth Group Inc.	1.74
Johnson & Johnson	1.56

TOTAL	33.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.53%	7.54%	7.69%	7.53%	7.54%	7.69%
5 Years	10.69%	10.70%	10.87%	66.13%	66.26%	67.54%
10 Years	7.27%	7.25%	7.42%	101.67%	101.33%	104.52%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.50	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE ETF

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 7.53%, net of fees, while the total return for the Index was 7.69%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. The diversified financials industry was also a strong contributor to the Index’s return for the reporting period. Expectations for continued growth in assets under management favored the industry, driven by the rising wealth of high net-worth individuals and an increasing number of retirees.

The information technology sector was also a solid contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The technology hardware and equipment industry was the leading driver of the sector’s gains, as new smartphone models increased investors’ outlook for growth despite declining holiday sales.

The healthcare sector was a modest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Financials	24.85%
Energy	11.83
Consumer Staples	10.77
Health Care	10.19
Industrials	9.93
Consumer Discretionary	8.85
Information Technology	7.06
Utilities	5.27
Materials	4.33
Telecommunication Services	4.07
Real Estate	2.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Berkshire Hathaway Inc. Class B	3.61%
JPMorgan Chase & Co.	3.55
Exxon Mobil Corp.	2.98
Wells Fargo & Co.	2.17
AT&T Inc.	2.06
Chevron Corp.	2.05
Verizon Communications Inc.	1.86
Citigroup Inc.	1.63
Johnson & Johnson	1.49
Bank of America Corp.	1.40

TOTAL	22.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.41%	15.52%	15.66%	15.41%	15.52%	15.66%
5 Years	12.41%	12.44%	12.63%	79.49%	79.71%	81.24%
10 Years	11.34%	11.33%	11.55%	192.87%	192.57%	198.33%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.10	$1.25	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 15.41%, net of fees, while the total return for the Index was 15.66%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. The technology hardware and equipment industry was also a solid contributor.

The industrials sector was another solid contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal driver of the sector’s performance, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The healthcare sector also made a notable contribution to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare rose due to increased Medicare enrollments and higher personal incomes. The healthcare equipment and services industry, a key component of the sector’s gains, benefited from a two-year delay in the medical device excise tax.

The financials and consumer discretionary sectors were modest contributors to the Index’s return for the reporting period as both sectors benefited from the improving economic environment. The financials sector gained on the anticipated benefits of deregulation and tax reform. The primary driver of the consumer discretionary sector’s performance was consumer spending, which continued to rise as wages increased and unemployment remained low.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	23.78%
Industrials	16.50
Financials	16.28
Consumer Discretionary	14.28
Health Care	11.74
Real Estate	7.41
Materials	4.77
Consumer Staples	2.90
Utilities	1.98
Energy	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

MSCI Inc.	1.49%
Broadridge Financial Solutions Inc.	1.42
ABIOMED Inc.	1.36
Teleflex Inc.	1.28
IDEX Corp.	1.21
Copart Inc.	1.14
Domino’s Pizza Inc.	1.13
Old Dominion Freight Line Inc.	1.12
SEI Investments Co.	1.09
NVR Inc.	1.07

TOTAL	12.31%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.88%	5.93%	6.12%	5.88%	5.93%	6.12%
5 Years	10.79%	10.79%	11.02%	66.89%	66.91%	68.64%
10 Years	9.91%	9.89%	10.12%	157.16%	156.83%	162.12%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.90	$1.26	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 5.88%, net of fees, while the total return for the Index was 6.12%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. Despite facing relatively large claims due to natural disasters in the U.S., the insurance industry benefited from a strong economic environment and tax legislation that improved the industry’s competitive position. The banking industry also contributed. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

The information technology sector was a solid contributor to the Index’s return, reflecting positive economic conditions, low inflation, and strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Within the sector, semiconductor and semiconductor equipment companies were the leading contributors to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

The industrials sector was another solid contributor to the Index’s performance, bolstered by increased industrial production and manufacturing. The capital goods industry, the principal driver of the sector’s performance, benefited from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a notable contributor to the Index’s return. The primary driver of the sector’s performance was consumer spending, which continued to rise as wages increased and unemployment remained low. In contrast, the real estate sector was a fractional detractor from the Index’s performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*
Financials	19.28%
Industrials	14.47
Information Technology	10.76
Real Estate	10.35
Consumer Discretionary	9.53
Materials	9.50
Utilities	9.20
Energy	8.51
Health Care	4.19
Consumer Staples	3.90
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*
Steel Dynamics Inc.	1.26%
Reinsurance Group of America Inc.	1.20
Alleghany Corp.	1.14
Atmos Energy Corp.	1.13
Leidos Holdings Inc.	1.12
HollyFrontier Corp.	1.04
American Financial Group Inc./OH	0.93
UGI Corp.	0.92
ManpowerGroup Inc.	0.92
Westar Energy Inc.	0.90

TOTAL	10.56%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.51%	14.58%	14.78%	14.51%	14.58%	14.78%
5 Years	14.18%	14.18%	14.34%	94.04%	94.04%	95.46%
10 Years	11.94%	11.88%	12.07%	208.95%	207.29%	212.66%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,062.80	$1.29	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 14.51%, net of fees, while the total return for the Index was 14.78%.

The healthcare sector was the largest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. The healthcare equipment and services industry was the sector’s largest source of strength, propelled by a two-year delay of the medical device excise tax, which was included in a congressional spending bill passed in January 2018. The pharmaceuticals industry was another key component of the sector’s gains, despite ongoing concerns that the U.S. government could scrutinize drug prices. The industry benefited from changes in the U.S. Food and Drug Administration’s drug approval process.

The industrials and consumer discretionary sectors were solid contributors to the Index’s performance for the reporting period. Both sectors advanced due to improved economic conditions. The industrials sector gained amid increased industrial production and manufacturing. The capital goods industry was the principal driver of the sector’s performance, benefiting from innovations in manufacturing technology and rebuilding activity after several destructive hurricanes. High consumer confidence helped the consumer discretionary sector. Increases in the sector were primarily driven by consumer spending, which was bolstered by rising wages and low unemployment.

The financials and information technology sectors, both notable contributors to the Index’s return, were also beneficiaries of the improved economic environment. Financials advanced on the anticipated benefits of deregulation and tax reform. The banking industry was the primary source of strength within the sector. Gains in the information technology sector reflected strong sales of software, cloud-based services, and semiconductor equipment, which drove significant earnings growth. In contrast, the energy sector detracted fractionally from the Index’s return for the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*
Industrials	20.42%
Health Care	19.24
Information Technology	17.05
Consumer Discretionary	14.58
Financials	13.18
Real Estate	5.52
Materials	3.63
Consumer Staples	3.32
Utilities	1.79
Telecommunication Services	1.08
Energy	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*
Chemed Corp.	1.19%
Five Below Inc.	1.09
ASGN Inc.	1.08
FirstCash Inc.	1.02
John Bean Technologies Corp.	0.96
Ligand Pharmaceuticals Inc.	0.94
Neogen Corp.	0.93
Stamps.com Inc.	0.88
Trex Co. Inc.	0.86
Marriott Vacations Worldwide Corp.	0.85

TOTAL	9.80%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.38%	10.42%	10.50%	10.38%	10.42%	10.50%
5 Years	12.52%	12.51%	12.69%	80.35%	80.30%	81.76%
10 Years	10.42%	10.40%	10.58%	169.44%	169.05%	173.28%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.40	$1.26	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 10.38%, net of fees, while the total return for the Index was 10.50%.

The industrials sector was the largest contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal driver of the sector’s performance, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The healthcare sector was a solid contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. The pharmaceuticals, biotechnology, and life sciences industry drove the sector’s return, benefiting from innovation in treatments and changes to the drug approval process at the U.S. Food and Drug Administration. A two-year delay in the medical device excise tax benefited the healthcare equipment and services industry, another key driver of the sector’s gains.

The financials sector contributed significantly to the Index’s return for the reporting period, benefiting from a steadily improving economic environment and anticipated benefits of deregulation and tax reform. Diversified financials companies supported sector gains as the rising wealth of high net-worth individuals and an increasing number of retirees raised expectations for continued growth in assets under management.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector contributed meaningfully. Consumer spending drove the sector’s performance, bolstered by continued wage increases and low unemployment. A rising stock market also factored into purchasing decisions, as increased household wealth made consumers more likely to spend.

In contrast, the energy sector detracted modestly from the Index’s return for the reporting period. The energy equipment and services industry was the main source of weakness in the sector, as excess capacity kept investment levels low.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Financials	20.65%
Industrials	18.61
Consumer Discretionary	15.35
Information Technology	14.08
Materials	6.69
Health Care	6.47
Energy	6.30
Real Estate	5.55
Consumer Staples	2.70
Utilities	2.61
Telecommunication Services	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

CACI International Inc. Class A	0.97%
Spire Inc.	0.91
PDC Energy Inc.	0.85
KapStone Paper and Packaging Corp.	0.79
SkyWest Inc.	0.74
Applied Industrial Technologies Inc.	0.74
Wolverine World Wide Inc.	0.73
Community Bank System Inc.	0.71
Magellan Health Inc.	0.68
First Midwest Bancorp. Inc.	0.66

TOTAL	7.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.43%
Boeing Co. (The)	197,447	$64,738,923
General Dynamics Corp.	98,568	21,773,671
Lockheed Martin Corp.	88,674	29,965,605
Raytheon Co.	102,977	22,224,496
United Technologies Corp.	265,477	33,402,316

		172,105,011
AIR FREIGHT & LOGISTICS — 0.93%
FedEx Corp.	87,963	21,120,796
United Parcel Service Inc. Class B	245,651	25,709,834

		46,830,630
AUTOMOBILES — 0.63%
Ford Motor Co.	1,392,905	15,433,387
General Motors Co.	450,705	16,378,620

		31,812,007
BANKS — 8.15%
Bank of America Corp.	3,414,775	102,409,102
Citigroup Inc.	917,321	61,919,168
JPMorgan Chase & Co.	1,224,954	134,708,191
U.S. Bancorp.	560,125	28,286,313
Wells Fargo & Co.	1,566,891	82,120,757

		409,443,531
BEVERAGES — 2.29%
Coca-Cola Co. (The)	1,370,353	59,514,431
PepsiCo Inc.	507,594	55,403,885

		114,918,316
BIOTECHNOLOGY — 3.47%
AbbVie Inc.	568,970	53,853,010
Amgen Inc.	238,589	40,674,653
Biogen Inc.[a]	75,511	20,676,422
Celgene Corp.[a]	268,474	23,950,565
Gilead Sciences Inc.	467,558	35,249,198

		174,403,848
CAPITAL MARKETS — 2.01%
Bank of New York Mellon Corp. (The)	360,408	18,571,824
BlackRock Inc.[b]	44,172	23,928,856
Goldman Sachs Group Inc. (The)	126,095	31,758,287
Morgan Stanley	492,457	26,572,980

		100,831,947

Security	Shares	Value
CHEMICALS — 1.42%
DowDuPont Inc.	835,198	$53,210,465
Monsanto Co.	157,328	18,358,604

		71,569,069
COMMUNICATIONS EQUIPMENT — 1.47%
Cisco Systems Inc.	1,719,490	73,748,926

		73,748,926
CONSUMER FINANCE — 0.81%
American Express Co.	257,146	23,986,579
Capital One Financial Corp.	173,566	16,631,094

		40,617,673
DIVERSIFIED FINANCIAL SERVICES — 2.73%
Berkshire Hathaway Inc. Class Ba	686,939	137,030,592

		137,030,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.96%
AT&T Inc.	2,191,523	78,127,795
Verizon Communications Inc.	1,473,370	70,456,553

		148,584,348
ELECTRIC UTILITIES — 1.52%
Duke Energy Corp.	249,879	19,358,126
Exelon Corp.	344,440	13,436,604
NextEra Energy Inc.	167,900	27,423,107
Southern Co. (The)	359,837	16,070,321

		76,288,158
ELECTRICAL EQUIPMENT — 0.31%
Emerson Electric Co.	226,586	15,475,824

		15,475,824
ENERGY EQUIPMENT & SERVICES — 0.93%
Halliburton Co.	311,430	14,618,524
Schlumberger Ltd.	493,963	31,998,923

		46,617,447
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.34%
Simon Property Group Inc.	111,062	17,142,420

		17,142,420
FOOD & STAPLES RETAILING — 2.35%
Costco Wholesale Corp.	156,730	29,532,634
CVS Health Corp.	362,115	22,527,174
Walgreens Boots Alliance Inc.	304,094	19,909,034
Walmart Inc.	518,105	46,095,802

		118,064,644

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2018

Security	Shares	Value
FOOD PRODUCTS — 0.71%
Kraft Heinz Co. (The)	213,175	$13,278,671
Mondelez International Inc. Class A	530,862	22,152,871

		35,431,542
HEALTH CARE EQUIPMENT & SUPPLIES — 1.94%
Abbott Laboratories	621,269	37,226,438
Danaher Corp.	219,105	21,452,571
Medtronic PLC	483,727	38,804,580

		97,483,589
HEALTH CARE PROVIDERS & SERVICES — 1.47%
UnitedHealth Group Inc.	345,380	73,911,320

		73,911,320
HOTELS, RESTAURANTS & LEISURE — 1.46%
McDonald’s Corp.	284,534	44,495,427
Starbucks Corp.	501,597	29,037,450

		73,532,877
HOUSEHOLD PRODUCTS — 1.87%
Colgate-Palmolive Co.	312,423	22,394,481
Procter & Gamble Co. (The)	899,811	71,337,016

		93,731,497
INDUSTRIAL CONGLOMERATES — 2.53%
3M Co.	212,547	46,658,317
General Electric Co.	3,099,026	41,774,871
Honeywell International Inc.	268,413	38,788,363

		127,221,551
INSURANCE — 0.92%
Allstate Corp. (The)	126,401	11,982,815
American International Group Inc.	320,860	17,461,201
MetLife Inc.	370,006	16,979,575

		46,423,591
INTERNET & DIRECT MARKETING RETAIL — 4.85%
Amazon.com Inc.[a]	143,412	207,565,924
Booking Holdings Inc.[a]	17,406	36,211,268

		243,777,192
INTERNET SOFTWARE & SERVICES — 7.15%
Alphabet Inc. Class Aa	106,541	110,497,933
Alphabet Inc. Class C NVS[a]	108,632	112,085,411
Facebook Inc. Class Aa	855,161	136,646,176

		359,229,520
IT SERVICES — 4.89%
Accenture PLC Class A	220,106	33,786,271
International Business Machines Corp.	305,776	46,915,212

Security	Shares	Value
Mastercard Inc. Class A	329,495	$57,714,344
PayPal Holdings Inc.[a]	402,661	30,549,890
Visa Inc. Class Ac	643,401	76,963,628

		245,929,345
MACHINERY — 0.63%
Caterpillar Inc.	213,307	31,437,186

		31,437,186
MEDIA — 3.52%
Charter Communications Inc. Class Aa	66,405	20,666,564
Comcast Corp. Class A	1,654,369	56,529,789
Time Warner Inc.	278,348	26,326,154
Twenty-First Century Fox Inc. Class A NVS	376,203	13,802,888
Twenty-First Century Fox Inc. Class B	157,478	5,727,475
Walt Disney Co. (The)	536,699	53,906,047

		176,958,917
MULTILINE RETAIL — 0.27%
Target Corp.	194,017	13,470,600

		13,470,600
OIL, GAS & CONSUMABLE FUELS — 4.84%
Chevron Corp.	681,813	77,753,954
ConocoPhillips	419,241	24,856,799
Exxon Mobil Corp.	1,512,383	112,838,896
Kinder Morgan Inc./DE	679,204	10,228,812
Occidental Petroleum Corp.	273,101	17,740,641

		243,419,102
PHARMACEUTICALS — 6.65%
Allergan PLC	117,850	19,832,977
Bristol-Myers Squibb Co.	582,709	36,856,344
Eli Lilly & Co.	344,122	26,624,719
Johnson & Johnson	957,590	122,715,159
Merck & Co. Inc.	962,339	52,418,605
Pfizer Inc.	2,124,731	75,406,703

		333,854,507
ROAD & RAIL — 0.75%
Union Pacific Corp.	280,960	37,769,453

		37,769,453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Intel Corp.	1,670,413	86,995,109
QUALCOMM Inc.	528,374	29,277,203

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2018

Security	Shares	Value
Texas Instruments Inc.	351,139	$36,479,831

		152,752,143
SOFTWARE — 5.97%
Microsoft Corp.	2,748,252	250,832,960
Oracle Corp.	1,078,595	49,345,721

		300,178,681
SPECIALTY RETAIL — 2.00%
Home Depot Inc. (The)	416,802	74,290,788
Lowe’s Companies Inc.	296,237	25,994,797

		100,285,585
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.05%
Apple Inc.	1,811,044	303,856,962

		303,856,962
TEXTILES, APPAREL & LUXURY GOODS — 0.61%
NIKE Inc. Class B	463,241	30,777,732

		30,777,732
TOBACCO — 1.94%
Altria Group Inc.	678,314	42,272,528
Philip Morris International Inc.	554,352	55,102,589

		97,375,117

TOTAL COMMON STOCKS
(Cost: $4,604,868,924)		5,014,292,400

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	724,553	$724,553
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	4,999,248	4,999,248

		5,723,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,723,871)		5,723,801

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $4,610,592,795)		5,020,016,201
Other Assets, Less Liabilities — 0.08%		3,990,572

NET ASSETS — 100.00%		$5,024,006,773

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	724,553	[b]	—	724,553	$724,553	$7,661	[c]	$(3,729)	$(70)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,955	—		(213,707)[b]	4,999,248	4,999,248	96,170		—	—
BlackRock Inc.	43,887	16,085		(15,800)	44,172	23,928,856	451,556		1,848,107	5,052,850

						$29,652,657	$555,387		$1,844,378	$5,052,780

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	70	Jun 2018	$9,251	$(493,528)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,014,292,400	$—	$—	$5,014,292,400
Money market funds	5,723,801	—	—	5,723,801

Total	$5,020,016,201	$—	$—	$5,020,016,201

Derivative financial instruments[a]
Liabilities
Futures contracts	$(493,528)	$—	$—	$(493,528)

Total	$(493,528)	$—	$—	$(493,528)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	931,478	$305,413,007	1.53%
Other securities[a]		368,790,026	1.84

		674,203,033	3.37
AIR FREIGHT & LOGISTICS
Other securities[a]		126,428,277	0.63

		126,428,277	0.63
AIRLINES
Other securities[a]		54,969,053	0.27

		54,969,053	0.27
AUTO COMPONENTS
Other securities[a]		49,252,554	0.25

		49,252,554	0.25
BANKS
Bank of America Corp.	7,732,755	231,905,322	1.16
Other securities[a]		35,547,887	0.18

		267,453,209	1.34
BEVERAGES
Coca-Cola Co. (The)	2,909,216	126,347,251	0.63
PepsiCo Inc.	1,173,411	128,077,811	0.64
Other securities[a]		138,864,949	0.69

		393,290,011	1.96
BIOTECHNOLOGY
AbbVie Inc.	2,684,254	254,064,641	1.27
Amgen Inc.	664,108	113,217,132	0.57
Celgene Corp.[b]	1,266,573	112,990,977	0.56
Gilead Sciences Inc.	1,433,783	108,092,900	0.54
Other securities[a]		228,071,912	1.14

		816,437,562	4.08
BUILDING PRODUCTS
Other securities[a]		53,428,285	0.27

		53,428,285	0.27
CAPITAL MARKETS
BlackRock Inc.[c]	122,594	66,411,622	0.33
Charles Schwab Corp. (The)	2,017,889	105,374,163	0.53
Other securities[a]		421,516,919	2.10

		593,302,704	2.96
CHEMICALS
Other securities[a]		252,703,495	1.26

		252,703,495	1.26

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$92,841,044	0.46%

		92,841,044	0.46
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,731,550	160,046,179	0.80
Other securities[a]		37,487,893	0.19

		197,534,072	0.99
CONSTRUCTION MATERIALS
Other securities[a]		22,137,868	0.11

		22,137,868	0.11
CONSUMER FINANCE
Other securities[a]		67,878,364	0.34

		67,878,364	0.34
CONTAINERS & PACKAGING
Other securities[a]		31,737,418	0.16

		31,737,418	0.16
DISTRIBUTORS
Other securities[a]		11,518,546	0.06

		11,518,546	0.06
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		5,724,848	0.03

		5,724,848	0.03
ELECTRIC UTILITIES
Other securities[a]		76,421,839	0.38

		76,421,839	0.38
ELECTRICAL EQUIPMENT
Other securities[a]		85,335,944	0.43

		85,335,944	0.43
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		150,597,991	0.75

		150,597,991	0.75
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	742,345	107,892,422	0.54
Other securities[a]		413,471,618	2.06

		521,364,040	2.60
FOOD PRODUCTS
Other securities[a]		48,405,934	0.24

		48,405,934	0.24

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	2,930,943	$175,622,105	0.88%
Becton Dickinson and Co.	448,310	97,148,777	0.49
Other securities[a]		536,557,197	2.67

		809,328,079	4.04
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	1,629,417	348,695,238	1.74
Other securities[a]		237,500,700	1.19

		586,195,938	2.93
HEALTH CARE TECHNOLOGY
Other securities[a]		30,765,926	0.15

		30,765,926	0.15
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	1,342,353	209,917,162	1.05
Other securities[a]		321,803,443	1.61

		531,720,605	2.66
HOUSEHOLD DURABLES
Other securities[a]		76,050,783	0.38

		76,050,783	0.38
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,570,668	124,522,559	0.62
Other securities[a]		105,721,930	0.53

		230,244,489	1.15
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		8,355,328	0.04

		8,355,328	0.04
INDUSTRIAL CONGLOMERATES
3M Co.	1,002,749	220,123,461	1.10
Honeywell International Inc.	747,106	107,964,288	0.54
Other securities[a]		48,725,538	0.24

		376,813,287	1.88
INSURANCE
Other securities[a]		204,813,408	1.02

		204,813,408	1.02
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	676,593	979,260,113	4.89
Booking Holdings Inc.[b]	82,119	170,839,546	0.85

Security	Shares	Value	% of Net Assets
Netflix Inc.[b]	730,711	$215,815,494	1.08%
Other securities[a]		16,129,163	0.08

		1,382,044,316	6.90
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	502,617	521,284,195	2.60
Alphabet Inc. Class C NVS[b]	512,517	528,809,916	2.64
Facebook Inc. Class Ab	4,034,423	644,660,451	3.22
Other securities[a]		88,609,420	0.45

		1,783,363,982	8.91
IT SERVICES
Accenture PLC Class A	654,190	100,418,165	0.50
Mastercard Inc. Class A	1,554,461	272,279,389	1.36
PayPal Holdings Inc.[b]	1,899,668	144,127,811	0.72
Visa Inc. Class A	3,035,391	363,093,471	1.81
Other securities[a]		382,779,960	1.92

		1,262,698,796	6.31
LEISURE PRODUCTS
Other securities[a]		10,608,856	0.05

		10,608,856	0.05
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	487,111	100,568,937	0.50
Other securities[a]		168,445,175	0.84

		269,014,112	1.34
MACHINERY
Other securities[a]		324,523,072	1.62

		324,523,072	1.62
MEDIA
Charter Communications Inc. Class Ab	313,263	97,493,711	0.49
Comcast Corp. Class A	3,902,422	133,345,760	0.67
Walt Disney Co. (The)	1,190,033	119,526,914	0.60
Other securities[a]		13,473,636	0.06

		363,840,021	1.82
MULTI-UTILITIES
Other securities[a]		42,018,083	0.21

		42,018,083	0.21

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[a]		$57,207,051	0.29%

		57,207,051	0.29
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		56,224,322	0.28

		56,224,322	0.28
PERSONAL PRODUCTS
Other securities[a]		56,765,140	0.28

		56,765,140	0.28
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,731,899	109,542,612	0.55
Johnson & Johnson	2,439,545	312,627,692	1.56
Pfizer Inc.	4,610,977	163,643,574	0.82
Other securities[a]		272,114,179	1.35

		857,928,057	4.28
PROFESSIONAL SERVICES
Other securities[a]		38,226,055	0.19

		38,226,055	0.19
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		24,025,630	0.12

		24,025,630	0.12
ROAD & RAIL
Union Pacific Corp.	689,253	92,656,281	0.46
Other securities[a]		130,942,679	0.66

		223,598,960	1.12
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,769,222	98,386,435	0.49
Broadcom Ltd.	691,200	162,881,280	0.81
Intel Corp.	4,491,895	233,937,892	1.17
Micron Technology Inc.[b]	1,947,082	101,520,856	0.51
NVIDIA Corp.[d]	1,018,749	235,932,081	1.18
Texas Instruments Inc.	1,656,578	172,101,888	0.86
Other securities[a]		295,490,802	1.47

		1,300,251,234	6.49
SOFTWARE
Adobe Systems Inc.[b]	827,764	178,863,245	0.89
Microsoft Corp.	12,965,452	1,183,356,804	5.91
Oracle Corp.	2,595,133	118,727,335	0.59

Security	Shares	Value	% of Net Assets
salesforce.com Inc.[b,d]	1,155,453	$134,379,184	0.67%
Other securities[a]		389,047,615	1.95

		2,004,374,183	10.01
SPECIALTY RETAIL
Home Depot Inc. (The)	1,966,343	350,480,976	1.75
Other securities[a]		222,513,468	1.11

		572,994,444	2.86
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	8,543,981	1,433,509,132	7.16
Other securities[a]		27,877,773	0.14

		1,461,386,905	7.30
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	1,464,252	97,284,903	0.49
Other securities[a]		55,973,726	0.28

		153,258,629	0.77
TOBACCO
Altria Group Inc.	1,792,059	111,681,117	0.56
Philip Morris International Inc.	1,307,651	129,980,509	0.65

		241,661,626	1.21
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		39,345,016	0.20

		39,345,016	0.20
WATER UTILITIES
Other securities[a]		13,682,119	0.07

		13,682,119	0.07

TOTAL COMMON STOCKS
(Cost: $14,796,212,226)		19,986,294,543	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,e,f]	201,257,683	201,257,683	1.01
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,e]	20,348,132	20,348,132	0.10

		221,605,815	1.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,607,333)		221,605,815	1.11

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,017,819,559)	$20,207,900,358	100.93%
Other Assets, Less Liabilities	(185,805,440)	(0.93)

NET ASSETS	$20,022,094,918	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	All or a portion of this security is on loan.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	158,435,419	42,822,264	[b]	—	201,257,683	$201,257,683	$800,933	[c]	$(37,402)	$(36,056)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,809,771	3,538,361	[b]	—	20,348,132	20,348,132	353,342		—	—
BlackRock Inc.	89,459	50,902		(17,767)	122,594	66,411,622	1,064,986		4,797,603	11,075,888

						$288,017,437	$2,219,261		$4,760,201	$11,039,832

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	256	Jun 2018	$33,830	$(1,770,913)

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$19,986,294,543	$—	$—	$19,986,294,543
Money market funds	221,605,815	—	—	221,605,815

Total	$20,207,900,358	$—	$—	$20,207,900,358

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,770,913)	$—	$—	$(1,770,913)

Total	$(1,770,913)	$—	$—	$(1,770,913)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	1,021,750	$128,556,585	0.88%
Other securities[a]		217,743,501	1.49

		346,300,086	2.37
AIR FREIGHT & LOGISTICS
Other securities[a]		110,215,420	0.75

		110,215,420	0.75
AIRLINES
Other securities[a]		110,497,838	0.75

		110,497,838	0.75
AUTO COMPONENTS
Other securities[a]		13,265,663	0.09

		13,265,663	0.09
AUTOMOBILES
Other securities[a]		132,353,786	0.90

		132,353,786	0.90
BANKS
Bank of America Corp.	6,834,015	204,952,110	1.40
Citigroup Inc.	3,530,459	238,305,982	1.63
JPMorgan Chase & Co.	4,714,430	518,445,867	3.54
PNC Financial Services Group Inc. (The)[b]	647,820	97,976,297	0.67
U.S. Bancorp.	2,155,742	108,864,971	0.74
Wells Fargo & Co.	6,030,466	316,056,723	2.16
Other securities[a]		310,067,642	2.12

		1,794,669,592	12.26
BEVERAGES
Coca-Cola Co. (The)	2,900,709	125,977,792	0.86
PepsiCo Inc.	996,325	108,748,874	0.74
Other securities[a]		40,708,607	0.28

		275,435,273	1.88
BIOTECHNOLOGY
Amgen Inc.	376,495	64,184,868	0.44
Other securities[a]		88,447,015	0.60

		152,631,883	1.04
BUILDING PRODUCTS
Other securities[a]		54,677,745	0.37

		54,677,745	0.37

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,387,079	$71,476,181	0.49%
BlackRock Inc.[b]	69,699	37,757,342	0.26
Goldman Sachs Group Inc. (The)	485,310	122,230,177	0.84
Morgan Stanley	1,895,312	102,271,035	0.70
Other securities[a]		155,042,072	1.05

		488,776,807	3.34
CHEMICALS
DowDuPont Inc.	3,214,410	204,790,061	1.40
Other securities[a]		236,452,554	1.61

		441,242,615	3.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		17,933,537	0.12

		17,933,537	0.12
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,573,580	153,270,846	1.05
Other securities[a]		16,594,527	0.11

		169,865,373	1.16
CONSTRUCTION & ENGINEERING
Other securities[a]		27,961,698	0.19

		27,961,698	0.19
CONSTRUCTION MATERIALS
Other securities[a]		20,372,951	0.14

		20,372,951	0.14
CONSUMER FINANCE
Capital One Financial Corp.	667,996	64,007,377	0.44
Other securities[a]		109,624,866	0.75

		173,632,243	1.19
CONTAINERS & PACKAGING
Other securities[a]		83,087,154	0.57

		83,087,154	0.57
DISTRIBUTORS
Other securities[a]		24,878,283	0.17

		24,878,283	0.17
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,616,315	0.02

		2,616,315	0.02

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	2,643,811	$527,387,418	3.60%
Other securities[a]		9,789,561	0.07

		537,176,979	3.67
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	8,434,456	300,688,356	2.05
Verizon Communications Inc.	5,670,525	271,164,506	1.85
Other securities[a]		21,955,721	0.16

		593,808,583	4.06
ELECTRIC UTILITIES
Duke Energy Corp.	961,706	74,503,364	0.51
Other securities[a]		412,814,503	2.82

		487,317,867	3.33
ELECTRICAL EQUIPMENT
Other securities[a]		100,847,346	0.69

		100,847,346	0.69
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		16,545,053	0.11

		16,545,053	0.11
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,901,096	123,152,999	0.84
Other securities[a]		119,319,189	0.82

		242,472,188	1.66
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		415,214,722	2.84

		415,214,722	2.84
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	603,187	113,658,526	0.78
CVS Health Corp.	1,393,639	86,698,282	0.59
Walgreens Boots Alliance Inc.	1,170,346	76,622,553	0.52
Walmart Inc.	1,994,009	177,406,981	1.21
Other securities[a]		68,509,461	0.47

		522,895,803	3.57
FOOD PRODUCTS
Mondelez International Inc. Class A	2,043,131	85,259,857	0.58
Other securities[a]		233,135,602	1.60

		318,395,459	2.18

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Danaher Corp.	843,254	$82,562,999	0.56%
Medtronic PLC	1,061,164	85,126,576	0.58
Other securities[a]		55,870,698	0.39

		223,560,273	1.53
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		358,375,997	2.45

		358,375,997	2.45
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		130,302,114	0.89

		130,302,114	0.89
HOUSEHOLD DURABLES
Other securities[a]		60,440,142	0.41

		60,440,142	0.41
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	2,181,744	172,968,664	1.18
Other securities[a]		93,463,516	0.64

		266,432,180	1.82
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		16,108,005	0.11

		16,108,005	0.11
INDUSTRIAL CONGLOMERATES
General Electric Co.	11,927,156	160,778,063	1.10
Other securities[a]		61,204,754	0.42

		221,982,817	1.52
INSURANCE
American International Group Inc.	1,234,884	67,202,387	0.46
Chubb Ltd.	637,514	87,192,790	0.60
MetLife Inc.	1,424,028	65,348,645	0.45
Other securities[a]		413,874,217	2.82

		633,618,039	4.33
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		11,362,254	0.08

		11,362,254	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		9,935,780	0.07

		9,935,780	0.07

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	1,176,809	$180,557,805	1.23%
Other securities[a]		115,201,468	0.79

		295,759,273	2.02
LEISURE PRODUCTS
Other securities[a]		10,446,852	0.07

		10,446,852	0.07
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		44,484,705	0.30

		44,484,705	0.30
MACHINERY
Other securities[a]		258,402,221	1.77

		258,402,221	1.77
MEDIA
Comcast Corp. Class A	3,183,571	108,782,621	0.74
Time Warner Inc.	1,071,272	101,320,906	0.69
Walt Disney Co. (The)	1,094,763	109,957,996	0.75
Other securities[a]		174,515,555	1.20

		494,577,078	3.38
METALS & MINING
Other securities[a]		87,809,720	0.60

		87,809,720	0.60
MULTI-UTILITIES
Other securities[a]		257,083,952	1.76

		257,083,952	1.76
MULTILINE RETAIL
Other securities[a]		104,418,607	0.71

		104,418,607	0.71
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	2,624,095	299,251,794	2.04
ConocoPhillips	1,613,514	95,665,245	0.65
Exxon Mobil Corp.	5,820,694	434,281,979	2.97
Occidental Petroleum Corp.	1,051,061	68,276,923	0.47
Other securities[a]		587,162,242	4.01

		1,484,638,183	10.14
PERSONAL PRODUCTS
Other securities[a]		11,869,984	0.08

		11,869,984	0.08

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan PLC	453,744	$76,360,578	0.52%
Johnson & Johnson	1,695,313	217,254,361	1.48
Merck & Co. Inc.	2,333,340	127,097,030	0.87
Pfizer Inc.	4,415,785	156,716,210	1.07
Other securities[a]		131,250,271	0.90

		708,678,450	4.84
PROFESSIONAL SERVICES
Other securities[a]		58,451,423	0.40

		58,451,423	0.40
ROAD & RAIL
Union Pacific Corp.	519,041	69,774,682	0.48
Other securities[a]		43,343,747	0.29

		113,118,429	0.77
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,764,404	143,970,160	0.98
QUALCOMM Inc.	1,321,822	73,242,157	0.50
Other securities[a]		17,367,999	0.12

		234,580,316	1.60
SOFTWARE
Oracle Corp.	2,034,078	93,059,069	0.64
Other securities[a]		54,307,479	0.37

		147,366,548	1.01
SPECIALTY RETAIL
Other securities[a]		204,993,388	1.40

		204,993,388	1.40
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		156,201,502	1.07

		156,201,502	1.07
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		101,802,094	0.70

		101,802,094	0.70
TOBACCO
Altria Group Inc.	1,148,680	71,585,738	0.49
Philip Morris International Inc.	1,066,756	106,035,546	0.72

		177,621,284	1.21
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,342,265	0.20

		29,342,265	0.20

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[a]		$9,105,342	0.06%

		9,105,342	0.06

TOTAL COMMON STOCKS
(Cost: $13,528,072,518)		14,597,957,479	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	60,110,555	60,110,555	0.41
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	15,039,687	15,039,687	0.10

		75,150,242	0.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,153,192)		75,150,242	0.51

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,603,225,710)	$14,673,107,721	100.24%
Other Assets, Less Liabilities	(34,736,042)	(0.24)

NET ASSETS	$14,638,371,679	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,466,070	24,644,485	[b]	—	60,110,555	$60,110,555	$167,412	[c]	$(14,949)	$(9,611)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,479,609	—		(2,439,922)[b]	15,039,687	15,039,687	269,773		—	—
BlackRock Inc.	91,055	31,321		(52,677)	69,699	37,757,342	877,393		4,915,674	8,963,041
PNC Financial Services Group Inc. (The)	713,275	226,315		(291,770)	647,820	97,976,297	1,930,819		11,574,585	10,135,910

						$210,883,881	$3,245,397		$16,475,310	$19,089,340

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	282	Jun 2018	$37,266	$(1,740,546)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$14,597,957,479	$—	$—	$14,597,957,479
Money market funds	75,150,242	—	—	75,150,242

Total	$14,673,107,721	$—	$—	$14,673,107,721

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,740,546)	$—	$—	$(1,740,546)

Total	$(1,740,546)	$—	$—	$(1,740,546)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	513,560	$68,103,192	0.85%
Teledyne Technologies Inc.[a]	317,179	59,366,393	0.74
Other securities[b]		62,269,991	0.78

		189,739,576	2.37
AUTO COMPONENTS
Other securities[b]		93,753,276	1.17

		93,753,276	1.17
AUTOMOBILES
Thor Industries Inc.	435,428	50,148,243	0.63

		50,148,243	0.63
BANKS
Bank of the Ozarks Inc.	1,078,968	52,081,785	0.65
East West Bancorp. Inc.	1,284,320	80,321,373	1.00
Synovus Financial Corp.	1,054,527	52,663,078	0.66
Other securities[b]		315,055,351	3.94

		500,121,587	6.25
BEVERAGES
Other securities[b]		6,988,233	0.09

		6,988,233	0.09
BIOTECHNOLOGY
Other securities[b]		29,914,052	0.37

		29,914,052	0.37
BUILDING PRODUCTS
Lennox International Inc.	334,058	68,271,433	0.85

		68,271,433	0.85
CAPITAL MARKETS
Eaton Vance Corp. NVS	1,066,880	59,393,210	0.74
FactSet Research Systems Inc.	346,738	69,146,492	0.86
Janus Henderson Group PLC	1,602,670	53,032,350	0.66
MarketAxess Holdings Inc.	333,965	72,617,349	0.91
MSCI Inc.	799,187	119,454,481	1.49
SEI Investments Co.	1,159,899	86,888,034	1.08
Other securities[b]		101,404,304	1.28

		561,936,220	7.02

Security	Shares	Value	% of Net Assets
CHEMICALS
Chemours Co. (The)	1,645,234	$80,139,348	1.00%
Other securities[b]		136,976,609	1.71

		217,115,957	2.71
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[a,c]	1,793,371	91,336,385	1.14
Other securities[b]		153,376,669	1.92

		244,713,054	3.06
COMMUNICATIONS EQUIPMENT
Other securities[b]		44,319,042	0.55

		44,319,042	0.55
CONSTRUCTION & ENGINEERING
Other securities[b]		53,007,281	0.66

		53,007,281	0.66
CONSTRUCTION MATERIALS
Other securities[b]		44,712,468	0.56

		44,712,468	0.56
CONSUMER FINANCE
Other securities[b]		29,364,875	0.37

		29,364,875	0.37
CONTAINERS & PACKAGING
Other securities[b]		32,051,284	0.40

		32,051,284	0.40
DISTRIBUTORS
Pool Corp.	358,933	52,483,183	0.66

		52,483,183	0.66
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	1,643,877	62,039,918	0.77
Other securities[b]		16,981,712	0.22

		79,021,630	0.99
ELECTRIC UTILITIES
Other securities[b]		54,167,739	0.68

		54,167,739	0.68
ELECTRICAL EQUIPMENT
Other securities[b]		31,963,597	0.40

		31,963,597	0.40
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	1,542,064	80,171,907	1.00
National Instruments Corp.	955,954	48,342,594	0.60

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Trimble Inc.[a,c]	2,205,929	$79,148,733	0.99%
Zebra Technologies Corp. Class Aa	473,150	65,857,748	0.82
Other securities[b]		197,761,901	2.47

		471,282,883	5.88
ENERGY EQUIPMENT & SERVICES
Other securities[b]		17,813,986	0.22

		17,813,986	0.22
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[b]		548,204,206	6.85

		548,204,206	6.85
FOOD & STAPLES RETAILING
Other securities[b]		25,807,988	0.32

		25,807,988	0.32
FOOD PRODUCTS
Lamb Weston Holdings Inc.	1,298,777	75,614,797	0.94
Other securities[b]		94,746,558	1.19

		170,361,355	2.13
GAS UTILITIES
Other securities[b]		41,220,705	0.51

		41,220,705	0.51
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[a]	373,752	108,758,095	1.36
Hill-Rom Holdings Inc.	587,979	51,154,173	0.64
Teleflex Inc.	400,273	102,061,610	1.27
Other securities[b]		266,541,393	3.33

		528,515,271	6.60
HEALTH CARE PROVIDERS & SERVICES
Encompass Health Corp.	872,000	49,852,240	0.62
Other securities[b]		70,941,904	0.89

		120,794,144	1.51
HEALTH CARE TECHNOLOGY
Other securities[b]		43,488,757	0.54

		43,488,757	0.54
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	388,587	90,758,380	1.13
Other securities[b]		245,691,151	3.07

		336,449,531	4.20
HOUSEHOLD DURABLES
NVR Inc.[a]	30,428	85,198,400	1.06

Security	Shares	Value	% of Net Assets
Toll Brothers Inc.	1,270,350	$54,942,637	0.69%
Other securities[b]		70,857,808	0.88

		210,998,845	2.63
HOUSEHOLD PRODUCTS
Other securities[b]		14,077,026	0.18

		14,077,026	0.18
INDUSTRIAL CONGLOMERATES
Other securities[b]		27,514,958	0.34

		27,514,958	0.34
INSURANCE
Other securities[b]		176,203,843	2.20

		176,203,843	2.20
INTERNET SOFTWARE & SERVICES
LogMeIn Inc.	465,872	53,831,510	0.67
Other securities[b]		44,266,891	0.55

		98,098,401	1.22
IT SERVICES
Broadridge Financial Solutions Inc.	1,036,511	113,694,892	1.42
Jack Henry & Associates Inc.	686,497	83,031,812	1.04
WEX Inc.[a,c]	355,585	55,691,723	0.70
Other securities[b]		143,455,789	1.78

		395,874,216	4.94
LEISURE PRODUCTS
Polaris Industries Inc.	521,082	59,674,311	0.75
Other securities[b]		20,880,395	0.26

		80,554,706	1.01
LIFE SCIENCES TOOLS & SERVICES
Bio-Techne Corp.	332,974	50,292,393	0.63
Other securities[b]		89,901,454	1.12

		140,193,847	1.75
MACHINERY
Graco Inc.	1,505,551	68,833,792	0.86
IDEX Corp.	680,035	96,911,788	1.21
Nordson Corp.	453,303	61,803,331	0.77
Toro Co. (The)	952,462	59,481,252	0.74
Other securities[b]		203,749,691	2.55

		490,779,854	6.13
MEDIA
Live Nation Entertainment Inc.[a,c]	1,202,277	50,663,953	0.63
Other securities[b]		79,593,317	1.00

		130,257,270	1.63

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
METALS & MINING
Royal Gold Inc.	581,578	$49,940,103	0.62%

		49,940,103	0.62
MULTI-UTILITIES
Other securities[b]		30,183,919	0.38

		30,183,919	0.38
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		11,206,380	0.14

		11,206,380	0.14
PAPER & FOREST PRODUCTS
Other securities[b]		37,211,722	0.46

		37,211,722	0.46
PERSONAL PRODUCTS
Other securities[b]		14,757,405	0.18

		14,757,405	0.18
PHARMACEUTICALS
Catalent Inc.[a]	1,184,589	48,639,224	0.61
Other securities[b]		26,555,497	0.33

		75,194,721	0.94
PROFESSIONAL SERVICES
Other securities[b]		19,999,629	0.25

		19,999,629	0.25
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		44,391,043	0.55

		44,391,043	0.55
ROAD & RAIL
Old Dominion Freight Line Inc.	607,515	89,286,479	1.11
Other securities[b]		62,221,556	0.78

		151,508,035	1.89
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[a]	1,044,871	67,624,051	0.84
MKS Instruments Inc.	484,150	55,991,947	0.70
Teradyne Inc.	1,736,408	79,371,210	0.99
Other securities[b]		244,490,576	3.06

		447,477,784	5.59
SOFTWARE
CDK Global Inc.	1,123,859	71,185,229	0.89
Fortinet Inc.[a]	1,283,938	68,793,398	0.86
Tyler Technologies Inc.[a]	313,194	66,071,406	0.83
Ultimate Software Group Inc. (The)[a,c]	258,074	62,892,634	0.79

Security	Shares	Value	% of Net Assets
Other securities[b]		$175,202,959	2.18%

		444,145,626	5.55
SPECIALTY RETAIL
Other securities[b]		17,598,927	0.22

		17,598,927	0.22
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		89,787,407	1.12

		89,787,407	1.12
THRIFTS & MORTGAGE FINANCE
Other securities[b]		33,618,565	0.42

		33,618,565	0.42
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		41,329,911	0.52

		41,329,911	0.52
WATER UTILITIES
Other securities[b]		32,814,358	0.41

		32,814,358	0.41

TOTAL COMMON STOCKS
(Cost: $6,612,757,498)		7,993,450,057	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	259,947,471	259,947,471	3.25
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	9,263,945	9,263,945	0.11

		269,211,416	3.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,215,140)		269,211,416	3.36

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,881,972,638)	$8,262,661,473	103.18%
Other Assets, Less Liabilities	(254,441,033)	(3.18)

NET ASSETS	$8,008,220,440	100.00%

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	280,391,527	—		(20,444,056)[b]	259,947,471	$259,947,471	$1,624,444	[c]	$(55,689)	$(101,164)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,258,344	3,005,601	[b]	—	9,263,945	9,263,945	111,271		—	—

						$269,211,416	$1,735,715		$(55,689)	$(101,164)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	57	Jun 2018	$10,734	$(45,232)

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$7,993,450,057	$—	$—	$7,993,450,057
Money market funds	269,211,416	—	—	269,211,416

Total	$8,262,661,473	$—	$—	$8,262,661,473

Derivative financial instruments[a]
Liabilities
Futures contracts	$(45,232)	$—	$—	$(45,232)

Total	$(45,232)	$—	$—	$(45,232)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$30,135,265	0.54%

		30,135,265	0.54
AIRLINES
JetBlue Airways Corp.[b]	2,166,098	44,015,111	0.79

		44,015,111	0.79
AUTO COMPONENTS
Other securities[a]		35,252,378	0.63

		35,252,378	0.63
BANKS
Associated Banc-Corp.	1,147,836	28,523,725	0.51
F.N.B. Corp.	2,176,906	29,279,386	0.52
First Horizon National Corp.	2,199,572	41,417,941	0.74
PacWest Bancorp.	846,481	41,926,204	0.75
Prosperity Bancshares Inc.	469,966	34,133,631	0.61
Signature Bank/New York NYb	231,222	32,821,963	0.59
Umpqua Holdings Corp.	1,483,545	31,762,698	0.57
Other securities[a]		332,310,800	5.92

		572,176,348	10.21
BEVERAGES
Other securities[a]		5,944,110	0.11

		5,944,110	0.11
BIOTECHNOLOGY
Other securities[a]		10,119,816	0.18

		10,119,816	0.18
CAPITAL MARKETS
Stifel Financial Corp.	483,554	28,640,904	0.51
Other securities[a]		23,127,858	0.41

		51,768,762	0.92
CHEMICALS
Ashland Global Holdings Inc.	418,799	29,227,982	0.52
Other securities[a]		134,179,600	2.40

		163,407,582	2.92
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		59,756,086	1.07

		59,756,086	1.07

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
ARRIS International PLC[b]	1,171,852	$31,136,108	0.56%
Other securities[a]		62,082,843	1.10

		93,218,951	1.66
CONSTRUCTION & ENGINEERING
AECOM[b,c]	1,071,201	38,166,891	0.68
EMCOR Group Inc.	392,848	30,614,645	0.55
Other securities[a]		35,396,295	0.63

		104,177,831	1.86
CONSUMER FINANCE
Other securities[a]		10,466,609	0.19

		10,466,609	0.19
CONTAINERS & PACKAGING
Sonoco Products Co.	669,543	32,472,835	0.58
Other securities[a]		86,767,226	1.55

		119,240,061	2.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		38,043,293	0.68

		38,043,293	0.68
ELECTRIC UTILITIES
Great Plains Energy Inc.	1,451,363	46,138,830	0.82
OGE Energy Corp.	1,344,000	44,042,880	0.79
Westar Energy Inc.	957,222	50,340,305	0.90
Other securities[a]		59,346,814	1.06

		199,868,829	3.57
ELECTRICAL EQUIPMENT
Other securities[a]		62,066,588	1.11

		62,066,588	1.11
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b]	590,285	45,463,751	0.81
Avnet Inc.	807,225	33,709,716	0.60
Keysight Technologies Inc.[b]	652,133	34,165,248	0.61
Other securities[a]		77,973,468	1.39

		191,312,183	3.41
ENERGY EQUIPMENT & SERVICES
Transocean Ltd.[b,c]	2,934,055	29,047,145	0.52
Other securities[a]		120,270,046	2.14

		149,317,191	2.66

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Campus Communities Inc.	918,606	$35,476,564	0.63%
Hospitality Properties Trust	1,103,731	27,968,544	0.50
Omega Healthcare Investors Inc.[c]	1,336,502	36,139,014	0.64
Other securities[a]		459,491,101	8.21

		559,075,223	9.98
FOOD & STAPLES RETAILING
Other securities[a]		42,302,900	0.75

		42,302,900	0.75
FOOD PRODUCTS
Ingredion Inc.	262,518	33,843,821	0.60
Post Holdings Inc.[b,c]	441,324	33,434,706	0.60
Other securities[a]		57,950,619	1.03

		125,229,146	2.23
GAS UTILITIES
Atmos Energy Corp.	746,743	62,905,630	1.12
National Fuel Gas Co.	577,444	29,709,494	0.53
UGI Corp.	1,164,377	51,721,626	0.92
Other securities[a]		66,728,179	1.20

		211,064,929	3.77
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		59,251,392	1.06

		59,251,392	1.06
HEALTH CARE PROVIDERS & SERVICES
MEDNAX Inc.[b]	631,243	35,116,048	0.63
Other securities[a]		88,729,330	1.58

		123,845,378	2.21
HEALTH CARE TECHNOLOGY
Other securities[a]		7,210,387	0.13

		7,210,387	0.13
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		84,707,246	1.51

		84,707,246	1.51
HOUSEHOLD DURABLES
Other securities[a]		26,019,227	0.46

		26,019,227	0.46
HOUSEHOLD PRODUCTS
Other securities[a]		13,402,104	0.24

		13,402,104	0.24

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Other securities[a]		$22,577,096	0.40%

		22,577,096	0.40
INSURANCE
Alleghany Corp.	103,363	63,510,362	1.13
American Financial Group Inc./OH	464,181	52,090,392	0.93
Hanover Insurance Group Inc. (The)	286,023	33,719,251	0.60
Old Republic International Corp.	1,675,475	35,938,939	0.64
Reinsurance Group of America Inc.	433,954	66,828,916	1.19
WR Berkley Corp.	646,198	46,978,595	0.84
Other securities[a]		89,938,942	1.61

		389,005,397	6.94
INTERNET SOFTWARE & SERVICES
Other securities[a]		6,302,887	0.11

		6,302,887	0.11
IT SERVICES
Leidos Holdings Inc.	958,154	62,663,272	1.12
Other securities[a]		93,010,483	1.66

		155,673,755	2.78
LEISURE PRODUCTS
Other securities[a]		19,247,705	0.34

		19,247,705	0.34
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		13,461,884	0.24

		13,461,884	0.24
MACHINERY
AGCO Corp.	444,350	28,816,097	0.51
Trinity Industries Inc.	1,015,032	33,120,494	0.59
Other securities[a]		158,343,235	2.83

		220,279,826	3.93
MARINE
Other securities[a]		27,823,735	0.50

		27,823,735	0.50
MEDIA
Other securities[a]		76,241,204	1.36

		76,241,204	1.36

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
METALS & MINING
Reliance Steel & Aluminum Co.	490,143	$42,024,861	0.75%
Steel Dynamics Inc.	1,588,748	70,254,437	1.25
U.S. Steel Corp.[c]	1,183,685	41,653,875	0.74
Other securities[a]		76,377,504	1.37

		230,310,677	4.11
MULTI-UTILITIES
MDU Resources Group Inc.	1,314,388	37,013,166	0.66
Other securities[a]		50,321,616	0.90

		87,334,782	1.56
MULTILINE RETAIL
Other securities[a]		23,429,689	0.42

		23,429,689	0.42
OIL, GAS & CONSUMABLE FUELS
Energen Corp.[b]	654,132	41,118,738	0.73
HollyFrontier Corp.	1,193,646	58,321,544	1.04
Murphy Oil Corp.	1,091,725	28,210,174	0.50
WPX Energy Inc.[b]	2,679,896	39,608,863	0.71
Other securities[a]		158,940,584	2.84

		326,199,903	5.82
PAPER & FOREST PRODUCTS
Other securities[a]		17,948,817	0.32

		17,948,817	0.32
PERSONAL PRODUCTS
Other securities[a]		31,270,190	0.56

		31,270,190	0.56
PHARMACEUTICALS
Other securities[a]		20,435,856	0.36

		20,435,856	0.36
PROFESSIONAL SERVICES
ManpowerGroup Inc.	445,261	51,249,541	0.91
Other securities[a]		13,982,787	0.25

		65,232,328	1.16
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,746,894	0.35

		19,746,894	0.35
ROAD & RAIL
Genesee & Wyoming Inc. Class Ab	416,914	29,513,342	0.53
Other securities[a]		83,098,887	1.48

		112,612,229	2.01

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		$60,251,824	1.08%

		60,251,824	1.08
SOFTWARE
Other securities[a]		49,494,470	0.88

		49,494,470	0.88
SPECIALTY RETAIL
Other securities[a]		210,096,593	3.75

		210,096,593	3.75
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		41,908,687	0.75

		41,908,687	0.75
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		19,917,156	0.36

		19,917,156	0.36
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	3,299,120	42,987,534	0.77
Other securities[a]		11,864,997	0.21

		54,852,531	0.98
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		60,487,516	1.08

		60,487,516	1.08
WATER UTILITIES
Other securities[a]		15,890,352	0.28

		15,890,352	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		17,437,239	0.31

		17,437,239	0.31

TOTAL COMMON STOCKS
(Cost: $5,335,637,255)		5,587,866,148	99.72

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	424,106,220	424,106,220	7.57
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	7,011,886	7,011,886	0.12

		431,118,106	7.69

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,138,594)		431,118,106	7.69

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,766,775,849)	$6,018,984,254	107.41%
Other Assets, Less Liabilities	(415,305,487)	(7.41)

NET ASSETS	$5,603,678,767	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	361,654,016	62,452,204	[b]	—	424,106,220	$424,106,220	$3,146,610	[c]	$(87,461)	$(119,463)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,584,634	427,252	[b]	—	7,011,886	7,011,886	100,236		—	—

						$431,118,106	$3,246,846		$(87,461)	$(119,463)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	82	Jun 2018	$15,441	$(348,509)

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,587,866,148	$—	$—	$5,587,866,148
Money market funds	431,118,106	—	—	431,118,106

Total	$6,018,984,254	$—	$—	$6,018,984,254

Derivative financial instruments[a]
Liabilities
Futures contracts	$(348,509)	$—	$—	$(348,509)

Total	$(348,509)	$—	$—	$(348,509)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Aerojet Rocketdyne Holdings Inc.[a,b]	1,034,179	$28,925,987	0.56%
Axon Enterprise Inc.[a,b]	730,003	28,696,418	0.56
Mercury Systems Inc.[a,b]	663,051	32,038,624	0.62
Other securities[c]		41,256,313	0.81

		130,917,342	2.55
AIR FREIGHT & LOGISTICS
Other securities[c]		21,636,919	0.42

		21,636,919	0.42
AIRLINES
Other securities[c]		17,680,336	0.34

		17,680,336	0.34
AUTO COMPONENTS
LCI Industries	344,815	35,912,482	0.70
Other securities[c]		42,375,546	0.83

		78,288,028	1.53
AUTOMOBILES
Other securities[c]		14,956,754	0.29

		14,956,754	0.29
BANKS
First Financial Bankshares Inc.[b]	547,885	25,367,075	0.49
LegacyTexas Financial Group Inc.	586,936	25,132,599	0.49
ServisFirst Bancshares Inc.[b]	622,797	25,422,574	0.50
Other securities[c]		267,070,567	5.21

		342,992,815	6.69
BEVERAGES
Other securities[c]		26,613,768	0.52

		26,613,768	0.52
BIOTECHNOLOGY
Emergent BioSolutions Inc.[a,b]	483,357	25,448,746	0.50
Ligand Pharmaceuticals Inc.[a,b]	290,808	48,029,849	0.94
Myriad Genetics Inc.[a,b]	962,744	28,449,085	0.55
Other securities[c]		87,815,311	1.71

		189,742,991	3.70

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Simpson Manufacturing Co. Inc.	572,500	$32,970,275	0.64%
Trex Co. Inc.[a]	405,645	44,122,006	0.86
Other securities[c]		99,031,600	1.93

		176,123,881	3.43
CAPITAL MARKETS
Other securities[c]		28,468,535	0.56

		28,468,535	0.56
CHEMICALS
Ingevity Corp.[a]	579,929	42,734,968	0.83
Other securities[c]		110,571,750	2.16

		153,306,718	2.99
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		110,627,952	2.16

		110,627,952	2.16
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[a,b]	429,718	27,416,009	0.53
Other securities[c]		71,937,706	1.41

		99,353,715	1.94
CONSTRUCTION & ENGINEERING
Other securities[c]		21,167,396	0.41

		21,167,396	0.41
CONSTRUCTION MATERIALS
Other securities[c]		13,054,554	0.25

		13,054,554	0.25
CONSUMER FINANCE
FirstCash Inc.	642,539	52,206,294	1.02
Green Dot Corp. Class Aa,b	636,485	40,836,878	0.80
Other securities[c]		8,826,294	0.17

		101,869,466	1.99
CONTAINERS & PACKAGING
Other securities[c]		4,105,828	0.08

		4,105,828	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		23,647,118	0.46

		23,647,118	0.46
DIVERSIFIED TELECOMMUNICATION SERVICES
Vonage Holdings Corp.[a,b]	2,866,187	30,524,891	0.60

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Other securities[c]		$24,720,380	0.48%

		55,245,271	1.08
ELECTRIC UTILITIES
Other securities[c]		15,259,098	0.30

		15,259,098	0.30
ELECTRICAL EQUIPMENT
Other securities[c]		6,378,241	0.12

		6,378,241	0.12
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
II-VI Inc.[a,b]	757,785	30,993,407	0.60
Rogers Corp.[a]	252,178	30,145,358	0.59
Other securities[c]		116,838,628	2.28

		177,977,393	3.47
ENERGY EQUIPMENT & SERVICES
Other securities[c]		642,850	0.01

		642,850	0.01
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
EastGroup Properties Inc.	478,227	39,530,244	0.77
Other securities[c]		217,511,976	4.24

		257,042,220	5.01
FOOD PRODUCTS
Other securities[c]		79,053,386	1.54

		79,053,386	1.54
GAS UTILITIES
Other securities[c]		23,518,550	0.46

		23,518,550	0.46
HEALTH CARE EQUIPMENT & SUPPLIES
Haemonetics Corp.[a]	463,402	33,902,490	0.66
Inogen Inc.[a,b]	238,344	29,278,177	0.57
Integra LifeSciences Holdings Corp.[a,b]	543,168	30,058,917	0.59
Merit Medical Systems Inc.[a]	692,497	31,404,739	0.61
Neogen Corp.[a,b]	709,478	47,527,931	0.93
Other securities[c]		153,403,874	2.99

		325,576,128	6.35
HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a,b]	656,572	37,260,461	0.73
Chemed Corp.	222,222	60,635,495	1.18
HealthEquity Inc.[a,b]	710,301	43,001,623	0.84

Security	Shares	Value	% of Net Assets
Other securities[c]		$129,649,737	2.53%

		270,547,316	5.28
HEALTH CARE TECHNOLOGY
Other securities[c]		53,176,234	1.04

		53,176,234	1.04
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	326,110	43,437,852	0.85
Other securities[c]		116,408,064	2.27

		159,845,916	3.12
HOUSEHOLD DURABLES
TopBuild Corp.[a,b]	490,019	37,496,254	0.73
Other securities[c]		117,107,508	2.28

		154,603,762	3.01
HOUSEHOLD PRODUCTS
Central Garden & Pet Co.[a]	141,954	6,104,022	0.12
Central Garden & Pet Co. Class A NVS[a]	484,755	19,201,145	0.37
Other securities[c]		14,439,720	0.29

		39,744,887	0.78
INDUSTRIAL CONGLOMERATES
Other securities[c]		17,278,528	0.34

		17,278,528	0.34
INSURANCE
Selective Insurance Group Inc.	519,465	31,531,526	0.61
Other securities[c]		74,334,950	1.45

		105,866,476	2.06
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		45,269,210	0.88

		45,269,210	0.88
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,b]	225,059	45,248,112	0.88
Other securities[c]		59,477,632	1.16

		104,725,744	2.04
IT SERVICES
ExlService Holdings Inc.[a,b]	472,429	26,347,365	0.51
Other securities[c]		39,472,415	0.77

		65,819,780	1.28
LEISURE PRODUCTS
Other securities[c]		22,368,377	0.44

		22,368,377	0.44

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		$21,342,013	0.42%

		21,342,013	0.42
MACHINERY
Barnes Group Inc.	675,405	40,450,006	0.79
John Bean Technologies Corp.[b]	434,873	49,314,598	0.96
Proto Labs Inc.[a]	345,046	40,560,157	0.79
Other securities[c]		195,380,131	3.81

		325,704,892	6.35
MEDIA
Other securities[c]		24,823,004	0.48

		24,823,004	0.48
MULTI-UTILITIES
Other securities[c]		19,897,454	0.39

		19,897,454	0.39
MULTILINE RETAIL
Ollie’s Bargain Outlet Holdings Inc.[a,b]	678,714	40,926,454	0.80

		40,926,454	0.80
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		9,090,095	0.18

		9,090,095	0.18
PAPER & FOREST PRODUCTS
Other securities[c]		15,363,312	0.30

		15,363,312	0.30
PERSONAL PRODUCTS
Other securities[c]		24,631,488	0.48

		24,631,488	0.48
PHARMACEUTICALS
Supernus Pharmaceuticals Inc.[a,b]	710,533	32,542,411	0.63
Other securities[c]		91,917,324	1.80

		124,459,735	2.43
PROFESSIONAL SERVICES
ASGN Inc.[a,b]	676,442	55,387,071	1.08
Exponent Inc.	354,946	27,916,503	0.54
Insperity Inc.	509,401	35,428,839	0.69
Korn/Ferry International	779,073	40,192,376	0.78
Other securities[c]		28,196,790	0.56

		187,121,579	3.65

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
HFF Inc. Class A	508,784	$25,286,565	0.49%

		25,286,565	0.49
ROAD & RAIL
Other securities[c]		30,387,900	0.59

		30,387,900	0.59
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Energy Industries Inc.[a]	546,286	34,907,675	0.68
Brooks Automation Inc.	969,959	26,266,490	0.51
Cabot Microelectronics Corp.	352,079	37,711,182	0.74
Other securities[c]		197,493,386	3.85

		296,378,733	5.78
SOFTWARE
Qualys Inc.[a,b]	446,840	32,507,610	0.63
Other securities[c]		95,847,037	1.87

		128,354,647	2.50
SPECIALTY RETAIL
Five Below Inc.[a,b]	760,952	55,808,220	1.09
Other securities[c]		97,179,713	1.89

		152,987,933	2.98
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		28,516,460	0.56

		28,516,460	0.56
THRIFTS & MORTGAGE FINANCE
BofI Holding Inc.[a,b]	758,913	30,758,744	0.60
Other securities[c]		64,378,864	1.26

		95,137,608	1.86
WATER UTILITIES
Other securities[c]		32,655,434	0.64

		32,655,434	0.64

TOTAL COMMON STOCKS
(Cost: $4,296,673,541)		5,117,558,789	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	493,610,941	493,610,941	9.62

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	4,426,144	$4,426,144	0.09%

		498,037,085	9.71

TOTAL SHORT-TERM INVESTMENTS
(Cost: $498,050,688)		498,037,085	9.71

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,794,724,229)		5,615,595,874	109.51
Other Assets, Less Liabilities		(487,543,325)	(9.51)

NET ASSETS		$5,128,052,549	100.00%

NVS	— Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	421,606,240	72,004,701	[b]	—	493,610,941	$493,610,941	$3,406,147	[c]	$(51,320)	$(146,646)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,403,243	22,901	[b]	—	4,426,144	4,426,144	58,106		—	—

						$498,037,085	$3,464,253		$(51,320)	$(146,646)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
Russell 2000 E-mini	119	Jun 2018	$9,111	$(112,938)

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,117,558,789	$—	$—	$5,117,558,789
Money market funds	498,037,085	—	—	498,037,085

Total	$5,615,595,874	$—	$—	$5,615,595,874

Derivative financial instruments[a]
Liabilities
Futures contracts	$(112,938)	$—	$—	$(112,938)

Total	$(112,938)	$—	$—	$(112,938)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$78,434,803	1.52%

		78,434,803	1.52
AIR FREIGHT & LOGISTICS
Other securities[a]		49,445,193	0.96

		49,445,193	0.96
AIRLINES
Hawaiian Holdings Inc.	689,223	26,672,930	0.52
SkyWest Inc.	696,818	37,906,899	0.73
Other securities[a]		11,946,154	0.23

		76,525,983	1.48
AUTO COMPONENTS
Cooper-Standard Holdings Inc.[b,c]	216,664	26,608,506	0.52
Other securities[a]		62,842,270	1.21

		89,450,776	1.73
BANKS
Community Bank System Inc.	686,468	36,767,226	0.71
First Midwest Bancorp. Inc.	1,390,775	34,199,157	0.66
Great Western Bancorp. Inc.	793,277	31,945,265	0.62
Hope Bancorp Inc.	1,738,615	31,625,407	0.61
Old National Bancorp./IN	1,807,502	30,546,784	0.59
Simmons First National Corp. Class A	1,058,657	30,118,792	0.58
Other securities[a]		308,906,939	5.99

		504,109,570	9.76
BIOTECHNOLOGY
Other securities[a]		38,186,520	0.74

		38,186,520	0.74
BUILDING PRODUCTS
Other securities[a]		56,403,312	1.09

		56,403,312	1.09
CAPITAL MARKETS
Other securities[a]		95,427,832	1.85

		95,427,832	1.85

Security	Shares	Value	% of Net Assets
CHEMICALS
Stepan Co.	265,351	$22,071,896	0.43%
Other securities[a]		127,131,462	2.46

		149,203,358	2.89
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	882,092	29,532,440	0.57
Matthews International Corp. Class A	435,286	22,025,472	0.43
Other securities[a]		101,826,059	1.97

		153,383,971	2.97
COMMUNICATIONS EQUIPMENT
Finisar Corp.[b,c]	1,534,498	24,260,413	0.47
Lumentum Holdings Inc.[b,c]	419,047	26,735,199	0.52
NETGEAR Inc.[b,c]	421,502	24,109,914	0.47
Other securities[a]		43,382,712	0.83

		118,488,238	2.29
CONSTRUCTION & ENGINEERING
Other securities[a]		19,514,439	0.38

		19,514,439	0.38
CONSUMER FINANCE
PRA Group Inc.[b,c]	607,226	23,074,588	0.45
Other securities[a]		33,919,819	0.65

		56,994,407	1.10
CONTAINERS & PACKAGING
Other securities[a]		2,297,419	0.04

		2,297,419	0.04
DISTRIBUTORS
Other securities[a]		13,213,940	0.26

		13,213,940	0.26
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		33,403,361	0.65

		33,403,361	0.65
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		46,691,898	0.90

		46,691,898	0.90
ELECTRIC UTILITIES
Other securities[a]		13,239,753	0.26

		13,239,753	0.26
ELECTRICAL EQUIPMENT
Other securities[a]		54,514,342	1.06

		54,514,342	1.06

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[b]	389,366	$29,494,475	0.57%
Plexus Corp.[b]	452,121	27,005,187	0.52
Sanmina Corp.[b,c]	957,796	25,046,365	0.49
Other securities[a]		145,886,921	2.82

		227,432,948	4.40
ENERGY EQUIPMENT & SERVICES
McDermott International Inc.[b,c]	3,820,115	23,264,500	0.45
Oil States International Inc.[b,c]	803,972	21,064,066	0.41
U.S. Silica Holdings Inc.	1,082,993	27,637,981	0.54
Other securities[a]		105,503,134	2.04

		177,469,681	3.44
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	1,130,681	27,814,753	0.54
DiamondRock Hospitality Co.[c]	2,707,556	28,266,885	0.55
Other securities[a]		215,196,647	4.16

		271,278,285	5.25
FOOD & STAPLES RETAILING
Other securities[a]		28,005,039	0.54

		28,005,039	0.54
FOOD PRODUCTS
Other securities[a]		67,088,911	1.30

		67,088,911	1.30
GAS UTILITIES
Spire Inc.	651,600	47,110,680	0.91
Other securities[a]		29,609,924	0.58

		76,720,604	1.49
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		116,273,914	2.25

		116,273,914	2.25
HEALTH CARE PROVIDERS & SERVICES
Magellan Health Inc.[b]	327,098	35,032,196	0.68
Other securities[a]		78,373,038	1.52

		113,405,234	2.20
HEALTH CARE TECHNOLOGY
Other securities[a]		17,793,070	0.34

		17,793,070	0.34

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		$70,898,288	1.37%

		70,898,288	1.37
HOUSEHOLD DURABLES
Other securities[a]		63,252,365	1.22

		63,252,365	1.22
HOUSEHOLD PRODUCTS
Other securities[a]		10,556,413	0.20

		10,556,413	0.20
INSURANCE
American Equity Investment Life Holding Co.	1,068,265	31,364,261	0.61
Horace Mann Educators Corp.	551,366	23,570,897	0.46
Other securities[a]		175,440,252	3.39

		230,375,410	4.46
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		14,729,587	0.29

		14,729,587	0.29
INTERNET SOFTWARE & SERVICES
Other securities[a]		37,448,166	0.73

		37,448,166	0.73
IT SERVICES
CACI International Inc. Class Ab,c	331,164	50,121,671	0.97
Travelport Worldwide Ltd.	1,684,621	27,526,707	0.53
Other securities[a]		78,449,781	1.52

		156,098,159	3.02
LEISURE PRODUCTS
Other securities[a]		29,652,641	0.57

		29,652,641	0.57
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		13,929,155	0.27

		13,929,155	0.27
MACHINERY
Chart Industries Inc.[b,c]	415,889	24,549,928	0.48
SPX FLOW Inc.[b]	572,404	28,156,553	0.55
Other securities[a]		214,999,463	4.15

		267,705,944	5.18

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$16,342,356	0.32%

		16,342,356	0.32
MEDIA
Other securities[a]		46,272,282	0.90

		46,272,282	0.90
METALS & MINING
Kaiser Aluminum Corp.	225,340	22,736,806	0.44
Other securities[a]		70,063,093	1.36

		92,799,899	1.80
MORTGAGE REAL ESTATE INVESTMENT
Apollo Commercial Real Estate Finance Inc.[c]	1,481,043	26,629,153	0.52
Invesco Mortgage Capital Inc.[c]	1,507,657	24,695,422	0.48
PennyMac Mortgage Investment Trust[d]	821,809	14,817,216	0.29
Other securities[a]		33,279,887	0.64

		99,421,678	1.93
MULTI-UTILITIES
Avista Corp.	505,235	25,893,294	0.50

		25,893,294	0.50
MULTILINE RETAIL
Other securities[a]		14,067,470	0.27

		14,067,470	0.27
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	887,874	43,532,462	0.84
SRC Energy Inc.[b,c]	3,252,454	30,670,641	0.59
Other securities[a]		72,948,798	1.42

		147,151,901	2.85
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	1,178,443	40,432,379	0.78
Other securities[a]		60,046,113	1.17

		100,478,492	1.95
PERSONAL PRODUCTS
Other securities[a]		16,843,978	0.33

		16,843,978	0.33
PHARMACEUTICALS
Other securities[a]		33,352,324	0.65

		33,352,324	0.65

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
FTI Consulting Inc.[b]	503,404	$24,369,788	0.47%
Other securities[a]		54,379,499	1.06

		78,749,287	1.53
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		14,507,879	0.28

		14,507,879	0.28
ROAD & RAIL
Other securities[a]		32,325,779	0.63

		32,325,779	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		89,890,494	1.74

		89,890,494	1.74
SOFTWARE
TiVo Corp.	1,655,545	22,432,635	0.43
Other securities[a]		36,554,301	0.71

		58,986,936	1.14
SPECIALTY RETAIL
Abercrombie & Fitch Co. Class A	913,707	22,120,846	0.43
DSW Inc. Class A	971,055	21,809,895	0.42
Monro Inc.	440,353	23,602,921	0.46
Other securities[a]		223,438,220	4.32

		290,971,882	5.63
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		36,839,657	0.71

		36,839,657	0.71
TEXTILES, APPAREL & LUXURY GOODS
G-III Apparel Group Ltd.[b,c]	561,440	21,155,059	0.41
Wolverine World Wide Inc.	1,296,071	37,456,452	0.73
Other securities[a]		66,222,219	1.28

		124,833,730	2.42
THRIFTS & MORTGAGE FINANCE
Northwest Bancshares Inc.	1,386,633	22,962,643	0.44
Provident Financial Services Inc.	821,682	21,026,842	0.41
Other securities[a]		33,107,598	0.64

		77,097,083	1.49

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[a]		$16,455,662	0.32%

		16,455,662	0.32
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	519,543	37,874,685	0.73
Kaman Corp.	372,998	23,170,636	0.45
Other securities[a]		14,146,909	0.28

		75,192,230	1.46
WATER UTILITIES
Other securities[a]		18,635,301	0.36

		18,635,301	0.36
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		4,027,635	0.08

		4,027,635	0.08

TOTAL COMMON STOCKS
(Cost: $4,933,790,452)		5,150,180,158	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	454,337,871	454,337,871	8.80

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	3,734,596	$3,734,596	0.07%

		458,072,467	8.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,096,978)		458,072,467	8.87

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,391,887,430)		5,608,252,625	108.61
Other Assets, Less Liabilities		(444,660,378)	(8.61)

NET ASSETS		$5,163,592,247	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	455,185,756	—	(847,885)[b]	454,337,871	$454,337,871	$6,871,913	[c]	$(47,121)	$(130,990)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,336,360	—	(5,601,764)[b]	3,734,596	3,734,596	77,644		—	—
PennyMac Mortgage Investment Trust	—	929,712	(107,903)	821,809	14,817,216	—		100,099	1,395,021

					$472,889,683	$6,949,557		$52,978	$1,264,031

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	172	Jun 2018	$13,168	$(290,638)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,150,178,384	$—	$1,774	$5,150,180,158
Money market funds	458,072,467	—	—	458,072,467

Total	$5,608,250,851	$—	$1,774	$5,608,252,625

Derivative financial instruments[a]
Liabilities
Futures contracts	$(290,638)	$—	$—	$(290,638)

Total	$(290,638)	$—	$—	$(290,638)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,587,150,460	$14,748,911,735	$13,436,177,541
Affiliated (Note 2)	23,442,335	268,907,824	167,048,169

Total cost of investments in securities	$4,610,592,795	$15,017,819,559	$13,603,225,710

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,990,363,544	$19,919,882,921	$14,462,223,840
Affiliated (Note 2)	29,652,657	288,017,437	210,883,881
Cash pledged to broker for futures contracts	451,640	1,650,340	1,643,360
Cash	1,143,805	6,729,199	4,306,332
Receivables:
Due from custodian (Note 4)	—	—	29,281
Dividends and interest	4,011,668	10,403,802	21,622,164
Capital shares sold	—	—	75,843

Total Assets	5,025,623,314	20,226,683,699	14,700,784,701

LIABILITIES
Payables:
Investment securities purchased	—	—	29,281
Collateral for securities on loan (Note 1)	728,352	201,275,509	60,119,588
Capital shares redeemed	12,289	139,539	—
Investment advisory fees (Note 2)	875,900	3,173,733	2,264,153

Total Liabilities	1,616,541	204,588,781	62,413,022

NET ASSETS	$5,024,006,773	$20,022,094,918	$14,638,371,679

Net assets consist of:
Paid-in capital	$4,764,977,211	$15,522,047,210	$13,982,342,732
Undistributed net investment	—	—	7,211,660
Accumulated net realized loss	(149,900,316)	(688,262,178)	(419,324,178)
Net unrealized appreciation	408,929,878	5,188,309,886	1,068,141,465

NET ASSETS	$5,024,006,773	$20,022,094,918	$14,638,371,679

Shares outstanding[b]	43,350,000	129,150,000	133,900,000

Net asset value per share	$115.89	$155.03	$109.32

[a]	Securities on loan with values of $729,084, $201,581,884 and $59,236,314, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$6,612,757,498	$5,335,637,255	$4,296,673,541
Affiliated (Note 2)	269,215,140	431,138,594	498,050,688

Total cost of investments in securities	$6,881,972,638	$5,766,775,849	$4,794,724,229

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,993,450,057	$5,587,866,148	$5,117,558,789
Affiliated (Note 2)	269,211,416	431,118,106	498,037,085
Cash pledged to broker for futures contracts	475,470	683,510	463,000
Cash	1,618,587	1,532,062	614,294
Receivables:
Investment securities sold	—	—	18,944,647
Dividends and interest	5,434,268	7,895,193	4,102,232
Capital shares sold	2,460,895	—	695,770

Total Assets	8,272,650,693	6,029,095,019	5,640,415,817

LIABILITIES
Payables:
Investment securities purchased	2,815,359	—	17,619,445
Collateral for securities on loan (Note 1)	259,967,216	424,212,420	493,652,273
Investment advisory fees (Note 2)	1,647,678	1,203,832	1,091,550

Total Liabilities	264,430,253	425,416,252	512,363,268

NET ASSETS	$8,008,220,440	$5,603,678,767	$5,128,052,549

Net assets consist of:
Paid-in capital	$6,715,144,896	$5,611,365,988	$4,490,474,063
Accumulated net realized loss	(87,568,059)	(259,547,117)	(183,180,221)
Net unrealized appreciation	1,380,643,603	251,859,896	820,758,707

NET ASSETS	$8,008,220,440	$5,603,678,767	$5,128,052,549

Shares outstanding[b]	36,700,000	36,300,000	29,500,000

Net asset value per share	$218.21	$154.37	$173.83

[a]	Securities on loan with values of $256,625,986, $418,317,487 and $490,049,351, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,920,368,257
Affiliated (Note 2)	471,519,173

Total cost of investments in securities	$5,391,887,430

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,135,362,942
Affiliated (Note 2)	472,889,683
Cash pledged to broker for futures contracts	669,000
Cash	914,873
Receivables:
Investment securities sold	14,087,246
Dividends and interest	8,152,912

Total Assets	5,632,076,656

LIABILITIES
Payables:
Investment securities purchased	12,976,436
Collateral for securities on loan (Note 1)	454,394,944
Investment advisory fees (Note 2)	1,113,029

Total Liabilities	468,484,409

NET ASSETS	$5,163,592,247

Net assets consist of:
Paid-in capital	$5,208,739,806
Accumulated net realized loss	(261,222,116)
Net unrealized appreciation	216,074,557

NET ASSETS	$5,163,592,247

Shares outstanding[b]	34,200,000

Net asset value per share	$150.98

[a]	Securities on loan with a value of $445,776,755. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$103,599,430	$292,865,559	$353,749,221
Dividends — affiliated (Note 2)	547,726	1,418,328	3,077,985
Interest — unaffiliated	3,453	10,996	10,384
Securities lending income — affiliated — net (Note 2)	7,661	800,933	167,412

Total investment income	104,158,270	295,095,816	357,005,002

EXPENSES
Investment advisory fees (Note 2)	9,819,296	34,449,906	25,612,646
Proxy fees	104,655	381,763	294,767

Total expenses	9,923,951	34,831,669	25,907,413

Net investment income	94,234,319	260,264,147	331,097,589

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,491,812)	25,547,229	(182,875,952)
Investments — affiliated (Note 2)	(14,674)	(31,898)	53,105
In-kind redemptions — unaffiliated	370,066,357	1,551,321,893	1,305,341,220
In-kind redemptions — affiliated (Note 2)	1,859,052	4,792,099	16,422,205
Futures contracts	2,282,966	6,882,547	8,481,636

Net realized gain	355,701,889	1,588,511,870	1,147,422,214

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	125,210,944	1,480,442,380	(471,465,128)
Investments — affiliated (Note 2)	5,052,780	11,039,832	19,089,340
Futures contracts	(486,628)	(1,753,159)	(1,719,258)

Net change in unrealized appreciation/depreciation	129,777,096	1,489,729,053	(454,095,046)

Net realized and unrealized gain	485,478,985	3,078,240,923	693,327,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$579,713,304	$3,338,505,070	$1,024,424,757

See notes to financial statements.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$82,662,272	$110,334,382	$49,760,614
Dividends — affiliated (Note 2)	111,271	100,236	58,106
Interest — unaffiliated	2,317	2,633	1,521
Securities lending income — affiliated — net (Note 2)	1,624,444	3,146,610	3,406,147

Total investment income	84,400,304	113,583,861	53,226,388

EXPENSES
Investment advisory fees (Note 2)	17,303,275	14,264,078	11,567,629
Proxy fees	141,555	128,677	91,889

Total expenses	17,444,830	14,392,755	11,659,518

Net investment income	66,955,474	99,191,106	41,566,870

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	97,636,854	(137,643,524)	(45,806,112)
Investments — affiliated (Note 2)	(55,689)	(87,461)	(51,320)
In-kind redemptions — unaffiliated	492,799,360	733,803,288	424,859,513
Futures contracts	1,544,350	1,280,960	558,598

Net realized gain	591,924,875	597,353,263	379,560,679

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	349,120,531	(383,160,352)	201,893,679
Investments — affiliated (Note 2)	(101,164)	(119,463)	(146,646)
Futures contracts	(105,137)	(437,393)	(243,466)

Net change in unrealized appreciation/depreciation	348,914,230	(383,717,208)	201,503,567

Net realized and unrealized gain	940,839,105	213,636,055	581,064,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,007,794,579	$312,827,161	$622,631,116

[a]	Net of foreign withholding tax of $34,649, $39,129 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$75,241,633
Dividends — affiliated (Note 2)	77,644
Interest — unaffiliated	2,200
Securities lending income — affiliated — net (Note 2)	6,871,913

Total investment income	82,193,390

EXPENSES
Investment advisory fees (Note 2)	12,329,979
Proxy fees	101,679

Total expenses	12,431,658

Net investment income	69,761,732

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(142,626,088)
Investments — affiliated (Note 2)	35,495
In-kind redemptions — unaffiliated	649,539,921
In-kind redemptions — affiliated (Note 2)	17,483
Futures contracts	1,138,419

Net realized gain	508,105,230

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(115,192,780)
Investments — affiliated (Note 2)	1,264,031
Futures contracts	(443,454)

Net change in unrealized appreciation/depreciation	(114,372,203)

Net realized and unrealized gain	393,733,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$463,494,759

[a]	Net of foreign withholding tax of $14,207.

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,234,319	$92,655,708	$260,264,147	$215,217,676
Net realized gain	355,701,889	202,030,436	1,588,511,870	869,923,146
Net change in unrealized appreciation/depreciation	129,777,096	405,127,670	1,489,729,053	993,460,943

Net increase in net assets resulting from operations	579,713,304	699,813,814	3,338,505,070	2,078,601,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,678,156)	(94,268,919)	(264,795,597)	(221,013,015)

Total distributions to shareholders	(94,678,156)	(94,268,919)	(264,795,597)	(221,013,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,595,884,492	1,238,511,958	3,537,325,649	3,002,062,374
Cost of shares redeemed	(1,668,989,900)	(1,778,216,898)	(3,114,912,747)	(2,050,887,045)

Net increase (decrease) in net assets from capital share transactions	(73,105,408)	(539,704,940)	422,412,902	951,175,329

INCREASE IN NET ASSETS	411,929,740	65,839,955	3,496,122,375	2,808,764,079

NET ASSETS
Beginning of year	4,612,077,033	4,546,237,078	16,525,972,543	13,717,208,464

End of year	$5,024,006,773	$4,612,077,033	$20,022,094,918	$16,525,972,543

SHARES ISSUED AND REDEEMED
Shares sold	13,950,000	12,700,000	24,400,000	24,200,000
Shares redeemed	(14,650,000)	(18,400,000)	(20,850,000)	(16,900,000)

Net increase (decrease) in shares outstanding	(700,000)	(5,700,000)	3,550,000	7,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$331,097,589	$268,870,979	$66,955,474	$58,271,016
Net realized gain	1,147,422,214	778,011,700	591,924,875	376,376,592
Net change in unrealized appreciation/depreciation	(454,095,046)	866,806,907	348,914,230	521,725,443

Net increase in net assets resulting from operations	1,024,424,757	1,913,689,586	1,007,794,579	956,373,051

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(326,748,404)	(273,124,825)	(72,145,565)	(66,898,839)

Total distributions to shareholders	(326,748,404)	(273,124,825)	(72,145,565)	(66,898,839)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,430,447,141	5,132,809,786	2,180,091,882	1,282,558,305
Cost of shares redeemed	(4,133,225,373)	(2,790,728,965)	(1,361,578,281)	(941,392,880)

Net increase in net assets from capital share transactions	297,221,768	2,342,080,821	818,513,601	341,165,425

INCREASE IN NET ASSETS	994,898,121	3,982,645,582	1,754,162,615	1,230,639,637

NET ASSETS
Beginning of year	13,643,473,558	9,660,827,976	6,254,057,825	5,023,418,188

End of year	$14,638,371,679	$13,643,473,558	$8,008,220,440	$6,254,057,825

Undistributed net investment income included in net assets at end of year	$7,211,660	$—	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	39,600,000	51,500,000	10,500,000	7,150,000
Shares redeemed	(36,850,000)	(27,800,000)	(6,550,000)	(5,300,000)

Net increase in shares outstanding	2,750,000	23,700,000	3,950,000	1,850,000

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,191,106	$83,133,895	$41,566,870	$33,955,315
Net realized gain	597,353,263	516,663,289	379,560,679	356,519,105
Net change in unrealized appreciation/depreciation	(383,717,208)	379,049,988	201,503,567	379,818,769

Net increase in net assets resulting from operations	312,827,161	978,847,172	622,631,116	770,293,189

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,463,292)	(91,588,280)	(43,985,227)	(35,683,449)

Total distributions to shareholders	(99,463,292)	(91,588,280)	(43,985,227)	(35,683,449)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,766,145,307	2,917,432,562	1,276,178,299	1,273,042,639
Cost of shares redeemed	(2,618,860,721)	(1,895,990,640)	(1,101,518,289)	(764,600,448)

Net increase (decrease) in net assets from capital share transactions	(852,715,414)	1,021,441,922	174,660,010	508,442,191

INCREASE (DECREASE) IN NET ASSETS	(639,351,545)	1,908,700,814	753,305,899	1,243,051,931

NET ASSETS
Beginning of year	6,243,030,312	4,334,329,498	4,374,746,650	3,131,694,719

End of year	$5,603,678,767	$6,243,030,312	$5,128,052,549	$4,374,746,650

SHARES ISSUED AND REDEEMED
Shares sold	11,200,000	20,600,000	7,600,000	8,850,000
Shares redeemed	(16,950,000)	(13,500,000)	(6,650,000)	(5,500,000)

Net increase (decrease) in shares outstanding	(5,750,000)	7,100,000	950,000	3,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,761,732	$62,405,707
Net realized gain	508,105,230	445,493,690
Net change in unrealized appreciation/depreciation	(114,372,203)	345,996,575

Net increase in net assets resulting from operations	463,494,759	853,895,972

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,857,532)	(64,137,671)

Total distributions to shareholders	(69,857,532)	(64,137,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,001,251,567	2,371,621,386
Cost of shares redeemed	(2,100,509,537)	(1,726,637,347)

Net increase (decrease) in net assets from capital share transactions	(99,257,970)	644,984,039

INCREASE IN NET ASSETS	294,379,257	1,434,742,340

NET ASSETS
Beginning of year	4,869,212,990	3,434,470,650

End of year	$5,163,592,247	$4,869,212,990

SHARES ISSUED AND REDEEMED
Shares sold	13,250,000	17,700,000
Shares redeemed	(14,150,000)	(12,900,000)

Net increase (decrease) in shares outstanding	(900,000)	4,800,000

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$104.70	$91.38	$90.25	$82.83	$70.50

Income from investment operations:
Net investment income[a]	2.17	2.02	1.91	1.80	1.62
Net realized and unrealized gain[b]	11.20	13.38	1.14	7.39	12.36

Total from investment operations	13.37	15.40	3.05	9.19	13.98

Less distributions from:
Net investment income	(2.18)	(2.08)	(1.92)	(1.77)	(1.65)

Total distributions	(2.18)	(2.08)	(1.92)	(1.77)	(1.65)

Net asset value, end of year	$115.89	$104.70	$91.38	$90.25	$82.83

Total return	12.85%	17.03%	3.43%	11.13%	20.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,024,007	$4,612,077	$4,546,237	$4,417,885	$4,013,215
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.92%	2.08%	2.12%	2.04%	2.11%
Portfolio turnover rate[c]	4%	4%	7%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$131.58	$115.95	$113.96	$99.77	$82.45

Income from investment operations:
Net investment income[a]	1.99	1.82	1.72	1.64	1.45
Net realized and unrealized gain[b]	23.48	15.66	2.06	14.14	17.30

Total from investment operations	25.47	17.48	3.78	15.78	18.75

Less distributions from:
Net investment income	(2.02)	(1.85)	(1.79)	(1.59)	(1.43)

Total distributions	(2.02)	(1.85)	(1.79)	(1.59)	(1.43)

Net asset value, end of year	$155.03	$131.58	$115.95	$113.96	$99.77

Total return	19.45%	15.21%	3.36%	15.89%	22.87%

Ratios/Supplemental data:
Net assets, end of year (000s)	$20,022,095	$16,525,973	$13,717,208	$12,797,391	$9,887,237
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.36%	1.50%	1.51%	1.51%	1.57%
Portfolio turnover rate[c]	21%	24%	24%	26%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$104.03	$89.91	$92.53	$86.87	$73.87

Income from investment operations:
Net investment income[a]	2.53	2.31	2.25	2.09	1.83
Net realized and unrealized gain (loss)[b]	5.26	14.11	(2.70)	5.65	13.00

Total from investment operations	7.79	16.42	(0.45)	7.74	14.83

Less distributions from:
Net investment income	(2.50)	(2.30)	(2.17)	(2.08)	(1.83)

Total distributions	(2.50)	(2.30)	(2.17)	(2.08)	(1.83)

Net asset value, end of year	$109.32	$104.03	$89.91	$92.53	$86.87

Total return	7.53%	18.44%	(0.44)%	8.93%	20.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,638,372	$13,643,474	$9,660,828	$8,133,643	$6,658,905
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.33%	2.37%	2.51%	2.30%	2.28%
Portfolio turnover rate[c]	23%	21%	25%	25%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$190.96	$162.57	$171.45	$153.10	$128.13

Income from investment operations:
Net investment income[a]	1.93	1.85	1.57	1.52	1.34
Net realized and unrealized gain (loss)[b]	27.39	28.64	(8.68)	18.40	25.07

Total from investment operations	29.32	30.49	(7.11)	19.92	26.41

Less distributions from:
Net investment income	(2.07)	(2.10)	(1.77)	(1.57)	(1.44)

Total distributions	(2.07)	(2.10)	(1.77)	(1.57)	(1.44)

Net asset value, end of year	$218.21	$190.96	$162.57	$171.45	$153.10

Total return	15.41%	18.85%	(4.15)%	13.08%	20.72%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,008,220	$6,254,058	$5,023,418	$5,306,402	$4,669,692
Ratio of expenses to average net assets	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.94%	1.05%	0.96%	0.97%	0.95%
Portfolio turnover rate[c]	40%	54%	44%	50%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$148.47	$124.02	$131.04	$120.40	$100.86

Income from investment operations:
Net investment income[a]	2.64	2.20	2.22	2.01	1.77
Net realized and unrealized gain (loss)[b]	5.95	24.64	(7.00)	10.73	19.56

Total from investment operations	8.59	26.84	(4.78)	12.74	21.33

Less distributions from:
Net investment income	(2.69)	(2.39)	(2.24)	(2.10)	(1.79)

Total distributions	(2.69)	(2.39)	(2.24)	(2.10)	(1.79)

Net asset value, end of year	$154.37	$148.47	$124.02	$131.04	$120.40

Total return	5.88%	21.81%	(3.60)%	10.65%	21.31%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,603,679	$6,243,030	$4,334,329	$4,324,321	$3,720,476
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.73%	1.61%	1.82%	1.61%	1.62%
Portfolio turnover rate[c]	37%	38%	33%	42%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$153.23	$124.27	$130.16	$118.89	$93.95

Income from investment operations:
Net investment income[a]	1.46	1.30	1.46	1.07	0.82
Net realized and unrealized gain (loss)[b]	20.68	29.02	(5.79)	11.27	24.94

Total from investment operations	22.14	30.32	(4.33)	12.34	25.76

Less distributions from:
Net investment income	(1.54)	(1.36)	(1.56)	(1.07)	(0.82)

Total distributions	(1.54)	(1.36)	(1.56)	(1.07)	(0.82)

Net asset value, end of year	$173.83	$153.23	$124.27	$130.16	$118.89

Total return	14.51%	24.49%	(3.33)%	10.45%	27.49%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,128,053	$4,374,747	$3,131,695	$3,442,821	$2,871,137
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.90%	0.94%	1.17%	0.90%	0.75%
Portfolio turnover rate[c]	47%	52%	45%	50%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$138.72	$113.35	$118.82	$113.42	$90.00

Income from investment operations:
Net investment income[a]	2.06	1.91	1.59	1.72	1.40
Net realized and unrealized gain (loss)[b]	12.28	25.38	(5.45)	5.48	23.45

Total from investment operations	14.34	27.29	(3.86)	7.20	24.85

Less distributions from:
Net investment income	(2.08)	(1.92)	(1.61)	(1.80)	(1.43)

Total distributions	(2.08)	(1.92)	(1.61)	(1.80)	(1.43)

Net asset value, end of year	$150.98	$138.72	$113.35	$118.82	$113.42

Total return	10.38%	24.19%	(3.22)%	6.42%	27.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,163,592	$4,869,213	$3,434,471	$3,475,595	$3,198,331
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.41%	1.50%	1.43%	1.51%	1.36%
Portfolio turnover rate[c]	39%	48%	39%	41%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 100
Merrill Lynch, Pierce, Fenner & Smith	$729,084	$724,553	$(4,531)

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 500 Growth
BNP Paribas Prime Brokerage International Ltd.	$598,825	$594,947	$(3,878)
Citigroup Global Markets Inc.	3,505,146	3,504,213	(933)
Goldman Sachs & Co.	17,926,464	17,926,464	—
HSBC Bank PLC	7,342,663	7,342,663	—
Jefferies LLC	177,840	177,840	—
JPMorgan Securities LLC	13,442,052	13,442,052	—
Merrill Lynch, Pierce, Fenner & Smith	143,713,071	142,480,847	(1,232,224)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,918,015	4,918,015	—
National Financial Services LLC	2,176,944	2,176,944	—
State Street Bank & Trust Company	107,823	107,823	—
UBS AG	2,073,742	2,073,742	—
UBS Securities LLC	700,281	700,281	—
Wells Fargo Securities LLC	4,899,018	4,899,018	—

	$201,581,884	$200,344,849	$(1,237,035)

S&P 500 Value
Barclays Capital Inc.	$543,253	$543,253	$—
Citigroup Global Markets Inc.	8,353,822	8,353,822	—
Deutsche Bank Securities Inc.	5,337,128	5,337,128	—
Goldman Sachs & Co.	2,728,385	2,728,385	—
HSBC Bank PLC	4,214	4,214	—
JPMorgan Securities LLC	10,602,067	10,602,067	—
Merrill Lynch, Pierce, Fenner & Smith	7,895,417	7,895,417	—
Mizuho Securities USA Inc.	6,772	6,772	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,843,854	17,843,854	—
SG Americas Securities LLC	572,181	572,181	—
State Street Bank & Trust Company	3,218,832	3,218,832	—
UBS AG	529,695	529,695	—
UBS Securities LLC	1,598,040	1,598,040	—
Wells Fargo Securities LLC	2,654	2,654	—

	$59,236,314	$59,236,314	$—

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$5,011,458	$5,011,458	$—
BNP Paribas New York Branch	7,164,703	7,126,211	(38,492)
BNP Paribas Prime Brokerage International Ltd.	5,533,293	5,533,293	—
BNP Paribas Securities Corp.	3,749,249	3,749,249	—
Citigroup Global Markets Inc.	29,854,745	29,854,745	—
Credit Suisse Securities (USA) LLC	10,850,173	10,850,173	—
Deutsche Bank Securities Inc.	1,611,904	1,611,904	—
Goldman Sachs & Co.	41,759,700	41,759,700	—
HSBC Bank PLC	14,653,260	14,653,260	—
Jefferies LLC	116,710	116,710	—
JPMorgan Securities LLC	56,391,292	56,391,292	—
Merrill Lynch, Pierce, Fenner & Smith	6,888,851	6,888,851	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	39,627,553	39,627,553	—
National Financial Services LLC	4,513,674	4,513,674	—
Nomura Securities International Inc.	5,314,657	5,314,657	—
Scotia Capital (USA) Inc.	275,770	275,770	—
SG Americas Securities LLC	105,381	105,381	—
State Street Bank & Trust Company	1,113,939	1,113,939	—
UBS AG	685,985	685,985	—
UBS Securities LLC	9,431,246	9,431,246	—
Wells Fargo Securities LLC	11,972,443	11,972,443	—

	$256,625,986	$256,587,494	$(38,492)

S&P Mid-Cap 400 Value
Barclays Capital Inc.	$4,707,963	$4,707,963	$—
BNP Paribas New York Branch	1,301,508	1,301,508	—
BNP Paribas Prime Brokerage International Ltd.	6,677,909	6,677,909	—
BNP Paribas Securities Corp.	1,493,676	1,493,676	—
Citigroup Global Markets Inc.	63,098,613	63,098,613	—
Credit Suisse Securities (USA) LLC	14,923,161	14,923,161	—
Deutsche Bank Securities Inc.	11,411,139	11,411,139	—
Goldman Sachs & Co.	57,137,639	57,137,639	—
HSBC Bank PLC	11,613,695	11,613,695	—
Jefferies LLC	271,950	271,950	—
JPMorgan Securities LLC	78,268,845	78,268,845	—
Merrill Lynch, Pierce, Fenner & Smith	46,429,502	46,429,502	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	90,077,025	90,077,025	—
National Financial Services LLC	2,508,669	2,508,669	—
Nomura Securities International Inc.	196,499	196,499	—
Scotia Capital (USA) Inc.	4,809,334	4,809,334	—
SG Americas Securities LLC	1,669,031	1,669,031	—
State Street Bank & Trust Company	4,326,300	4,326,300	—
UBS AG	11,516,380	11,516,380	—
UBS Securities LLC	3,193,805	3,193,805	—
Wells Fargo Securities LLC	2,684,844	2,684,844	—

	$418,317,487	$418,317,487	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Small-Cap 600 Growth
Barclays Capital Inc.	$6,755,602	$6,658,200	$(97,402)
BNP Paribas New York Branch	19,807,737	19,807,737	—
BNP Paribas Prime Brokerage International Ltd.	6,616,444	6,616,444	—
BNP Paribas Securities Corp.	18,949,945	18,949,945	—
Citigroup Global Markets Inc.	28,237,999	28,237,999	—
Credit Suisse Securities (USA) LLC	28,820,138	28,820,138	—
Deutsche Bank Securities Inc.	10,342,776	9,749,437	(593,339)
Goldman Sachs & Co.	89,878,191	89,878,191	—
HSBC Bank PLC	1,004,807	1,004,807	—
Jefferies LLC	15,315,268	15,315,268	—
JPMorgan Securities LLC	71,278,868	71,278,868	—
Merrill Lynch, Pierce, Fenner & Smith	41,656,343	41,656,343	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	59,549,315	59,549,315	—
National Financial Services LLC	36,316,194	36,302,444	(13,750)
Nomura Securities International Inc.	245,983	245,983	—
Scotia Capital (USA) Inc.	2,806,080	2,806,080	—
SG Americas Securities LLC	6,004,895	6,004,895	—
State Street Bank & Trust Company	23,300,257	23,300,257	—
UBS AG	2,841,921	2,820,012	(21,909)
UBS Securities LLC	5,505,845	5,505,845	—
Wells Fargo Securities LLC	14,814,743	14,814,743	—

	$490,049,351	$489,322,951	$(726,400)

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Small-Cap 600 Value
Barclays Capital Inc.	$16,785,710	$16,785,710	$—
BNP Paribas New York Branch	7,470,159	7,470,159	—
BNP Paribas Prime Brokerage International Ltd.	5,014,457	5,014,457	—
BNP Paribas Securities Corp.	1,145,169	1,145,169	—
Citigroup Global Markets Inc.	44,404,083	44,404,083	—
Credit Suisse Securities (USA) LLC	46,760,777	46,760,777	—
Deutsche Bank Securities Inc.	20,361,466	20,361,466	—
Goldman Sachs & Co.	70,523,371	70,523,371	—
HSBC Bank PLC	1,202,514	1,202,514	—
Jefferies LLC	3,570,849	3,570,849	—
JPMorgan Securities LLC	48,902,917	48,902,917	—
Merrill Lynch, Pierce, Fenner & Smith	38,043,127	38,043,127	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	83,126,371	83,126,371	—
National Financial Services LLC	21,624,479	21,624,479	—
Nomura Securities International Inc.	1,504,845	1,504,845	—
Scotia Capital (USA) Inc.	839,209	839,209	—
SG Americas Securities LLC	1,029,811	1,029,811	—
State Street Bank & Trust Company	14,276,108	14,276,108	—
UBS AG	5,105,648	5,105,648	—
UBS Securities LLC	2,307,487	2,307,487	—
Wells Fargo Securities LLC	11,778,198	11,691,291	(86,907)

	$445,776,755	$445,689,848	$(86,907)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$4,067
S&P 500 Growth	355,017
S&P 500 Value	81,696
S&P Mid-Cap 400 Growth	745,394
S&P Mid-Cap 400 Value	1,369,175
S&P Small-Cap 600 Growth	1,461,770
S&P Small-Cap 600 Value	2,760,441

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$24,281,881	$10,503,680
S&P 500 Growth	1,839,003,248	2,892,493,387
S&P 500 Value	2,514,366,925	1,565,835,143
S&P Mid-Cap 400 Growth	1,064,071,539	1,691,109,488
S&P Mid-Cap 400 Value	1,533,756,639	988,242,381
S&P Small-Cap 600 Growth	875,555,463	1,483,124,564
S&P Small-Cap 600 Value	1,288,616,302	850,558,308

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$171,442,037	$174,570,922
S&P 500 Growth	4,035,212,394	3,944,953,247
S&P 500 Value	3,325,649,897	3,260,425,104
S&P Mid-Cap 400 Growth	3,131,897,283	2,869,453,291
S&P Mid-Cap 400 Value	2,259,088,384	2,096,865,017
S&P Small-Cap 600 Growth	2,263,448,493	2,168,275,707
S&P Small-Cap 600 Value	2,049,238,908	1,909,260,661

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,590,640,244	$1,656,857,377
S&P 500 Growth	3,521,447,085	3,105,161,018
S&P 500 Value	4,410,547,176	4,119,902,355
S&P Mid-Cap 400 Growth	2,149,764,758	1,318,445,966
S&P Mid-Cap 400 Value	1,694,753,987	2,557,086,045
S&P Small-Cap 600 Growth	1,253,146,472	1,067,157,713
S&P Small-Cap 600 Value	1,920,874,349	2,051,238,153

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Futures contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$493,528	$1,770,913	$1,740,546	$45,232

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Futures contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$348,509	$112,938	$290,638

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Futures contracts	$2,282,966	$6,882,547	$8,481,636	$1,544,350

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Futures contracts	$(486,628)	$(1,753,159)	$(1,719,258)	$(105,137)

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Futures contracts	$1,280,960	$558,598	$1,138,419

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Futures contracts	$(437,393)	$(243,466)	$(443,454)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average notional value of contracts purchased	$8,808,365	$31,405,466	$33,778,118	$10,444,340

		iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average notional value of contracts purchased		$10,567,018	$7,986,053	$11,194,908

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$224,516,837	$443,837	$(224,960,674)
S&P 500 Growth	1,139,678,752	4,531,450	(1,144,210,202)
S&P 500 Value	958,520,384	2,862,475	(961,382,859)
S&P Mid-Cap 400 Growth	382,019,720	5,190,091	(387,209,811)
S&P Mid-Cap 400 Value	599,655,885	272,186	(599,928,071)
S&P Small-Cap 600 Growth	405,159,330	2,418,357	(407,577,687)
S&P Small-Cap 600 Value	468,467,906	95,800	(468,563,706)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
S&P 100
Ordinary income	$94,678,156	$94,268,919

S&P 500 Growth
Ordinary income	$264,795,597	$221,013,015

S&P 500 Value
Ordinary income	$326,748,404	$273,124,825

S&P Mid-Cap 400 Growth
Ordinary income	$72,145,565	$66,898,839

S&P Mid-Cap 400 Value
Ordinary income	$99,463,292	$91,588,280

S&P Small-Cap 600 Growth
Ordinary income	$43,985,227	$35,683,449

S&P Small-Cap 600 Value
Ordinary income	$69,857,532	$64,137,671

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$—	$(108,723,518)	$367,753,080	$—	$259,029,562
S&P 500 Growth	—	(585,384,330)	5,085,432,038	—	4,500,047,708
S&P 500 Value	7,211,660	(149,179,720)	797,997,007	—	656,028,947
S&P Mid-Cap 400 Growth	—	—	1,322,842,105	(29,766,561)	1,293,075,544
S&P Mid-Cap 400 Value	—	(84,983,735)	77,296,514	—	(7,687,221)
S&P Small-Cap 600 Growth	—	(142,339,708)	779,918,194	—	637,578,486
S&P Small-Cap 600 Value	—	(40,082,373)	(5,065,186)	—	(45,147,559)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the characterization of corporate actions, the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
S&P 100	$105,454,696	$3,268,822	$108,723,518
S&P 500 Growth	214,847,551	370,536,779	585,384,330
S&P 500 Value	93,911,541	55,268,179	149,179,720
S&P Mid-Cap 400 Value	71,776,652	13,207,083	84,983,735
S&P Small-Cap 600 Growth	131,680,725	10,658,983	142,339,708
S&P Small-Cap 600 Value	40,082,373	—	40,082,373

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 100	$3,056,989
S&P 500 Growth	40,331,923
S&P Mid-Cap 400 Growth	148,442,392

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,652,263,121	$712,628,719	$(344,875,639)	$367,753,080
S&P 500 Growth	15,122,468,320	5,334,333,917	(248,901,879)	5,085,432,038
S&P 500 Value	13,875,110,714	1,657,475,135	(859,478,128)	797,997,007
S&P Mid-Cap 400 Growth	6,939,819,368	1,551,248,472	(228,406,367)	1,322,842,105
S&P Mid-Cap 400 Value	5,941,687,740	595,982,763	(518,686,249)	77,296,514
S&P Small-Cap 600 Growth	4,835,677,680	949,358,976	(169,440,782)	779,918,194
S&P Small-Cap 600 Value	5,613,317,811	594,275,846	(599,341,032)	(5,065,186)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares S&P 100 ETF, iShares S&P 500 Growth ETF,

iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF,

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and

iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of iShares S&P 100 ETF and summary schedules of investments of iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”), as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	89

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
S&P 100	$102,813,672
S&P 500 Growth	275,945,378
S&P 500 Value	348,979,083
S&P Mid-Cap 400 Growth	64,236,887
S&P Mid-Cap 400 Value	85,378,635
S&P Small-Cap 600 Growth	38,617,204
S&P Small-Cap 600 Value	59,082,015

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deductions
S&P 100	100.00%
S&P 500 Growth	97.75
S&P 500 Value	96.21
S&P Mid-Cap 400 Growth	83.29
S&P Mid-Cap 400 Value	81.26
S&P Small-Cap 600 Growth	87.87
S&P Small-Cap 600 Value	83.39

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 100	$2.180444	$—	$0.003275	$2.183719	100%	—%	0%[a]	100%
S&P 500 Growth	1.989585	—	0.030297	2.019882	99	—	1	100
S&P 500 Value	2.491060	—	0.013778	2.504838	99	—	1	100
S&P Mid-Cap 400 Growth	1.919806	—	0.149677	2.069483	93	—	7	100
S&P Mid-Cap 400 Value	2.563096	—	0.124979	2.688075	95	—	5	100
S&P Small-Cap 600 Growth	1.478313	—	0.063387	1.541700	96	—	4	100
S&P Small-Cap 600 Value	2.015129	—	0.062947	2.078076	97	—	3	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	528	40.00%
At NAV	227	17.20
Less than 0.0% and Greater than –0.5%	565	42.80

	1,320	100.00%

iShares S&P 500 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	542	41.06%
At NAV	301	22.80
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

iShares S&P 500 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	547	41.43
At NAV	281	21.29
Less than 0.0% and Greater than –0.5%	491	37.20

	1,320	100.00%

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	555	42.04%
At NAV	288	21.82
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	669	50.69%
At NAV	237	17.95
Less than 0.0% and Greater than –0.5%	414	31.36

	1,320	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	627	47.50%
At NAV	176	13.33
Less than 0.0% and Greater than –0.5%	517	39.17

	1,320	100.00%

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	666	50.44%
At NAV	134	10.15
Less than 0.0% and Greater than –0.5%	519	39.33
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	93

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	97

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-301-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | Cboe BZX
➢	iShares U.S. Preferred Stock ETF | PFF | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12 months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.16%	8.03%	10.35%	10.16%	8.03%	10.35%
5 Years	(2.90)%	(3.19)%	(2.54)%	(13.69)%	(14.97)%	(12.06)%
Since Inception	(0.32)%	(0.43)%	0.12%	(2.02)%	(2.74)%	0.76%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.60	$2.74	$1,000.00	$1,022.20	$2.77	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 10.16%, net of fees, while the total return for the Index was 10.35%.

Strong demand for higher-yielding securities, slow-but-steady economic expansion, and robust corporate profits bolstered the Index’s performance for the reporting period. Improving business fundamentals generally helped preferred stocks, while rising interest rates restrained performance as the relatively high yields of preferred stocks tend to heighten their sensitivity to interest rates.

From a country perspective, Canadian securities, which represented approximately 73% of the Index on average for the reporting period, contributed the most to the Index’s return. Canadian preferred stocks, the majority of which are fixed-reset securities tied to the yield of Canada’s five-year bond, posted robust returns following three interest-rate increases by the Bank of Canada during the reporting period. Canadian preferred stocks were also helped by limited new issuance, which modestly constrained the available supply amid solid investor demand. Preferred stocks in the U.K., and to a lesser extent in Sweden, also benefited the Index’s return for the reporting period.

On a sector basis, the financials sector, which comprised approximately 56% of the Index on average for the reporting period, contributed meaningfully to the Index’s return. Notable sector drivers included banks, particularly in Canada, which benefited from revenue growth of capital market operations and rising investment banking fees. Canadian banks also have relatively close lending ties to the nation’s energy producers, so the rising prices of oil and gas meant stronger balance sheets for banks and increasing profits for the country’s energy sector. Consequently, the energy sector, which represented approximately 23% of the Index on average, contributed to the Index’s return, led by infrastructure companies with relatively high-dividend yields in the oil, gas, and consumable fuels industry. Other drivers included the insurance industry, which gained as interest rates rose. Insurance companies benefit from a rising interest-rate environment because they invest their premiums in bonds, whose yields and coupons are determined by interest rates. The real estate sector also benefited the Index’s performance for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	62.25%
Energy	23.43
Utilities	4.78
Real Estate	3.85
Industrials	3.30
Telecommunication Services	1.61
Information Technology	0.78

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/18

Country	Percentage of Total Investments*

Canada	80.26%
United Kingdom	15.10
Sweden	2.29
Australia	1.41
Singapore	0.94

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.41%	2.51%	3.08%	2.41%	2.51%	3.08%
5 Years	4.55%	4.53%	5.19%	24.93%	24.77%	28.81%
10 Years	5.69%	5.49%	6.42%	73.98%	70.71%	86.26%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.00	$2.29	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 2.41%, net of fees, while the total return for the Index was 3.08%.

Investors’ strong demand for higher-yielding securities in a low interest-rate environment helped the Index’s performance for the reporting period. Slow-but-steady economic expansion, strong corporate profits, and an improving credit environment also supported the performance of preferred stocks. While improving business fundamentals generally helped preferred stocks, rising interest rates during the latter half of the reporting period restrained performance, as the relatively high yields of preferred stocks tend to heighten their sensitivity to interest rates.

The financials sector comprised approximately 74% of the Index on average for the reporting period. Financials companies generally represent a large majority of preferred stock indexes because preferred stocks are classified as equity rather than debt on balance sheets. This enables banks and other financial institutions to raise capital without impacting their debt ratios, which have been more scrutinized and regulated since the 2008 financial crisis. Banks posted solid profit growth as rising interest rates led to slightly higher net interest margins (the difference between the interest rate a bank charges for lending and the interest rate it pays to depositors). Banks also limited new issuance of preferred securities, which benefited existing preferred stocks. Capital markets companies were helped by higher revenues from trading and asset management services, robust inflows, and rising advisory fees from mergers and acquisitions.

The business environment for the real estate sector of the Index was constrained by rising interest rates and their potential effect on borrowing costs. Real estate investment trusts often rely on debt financing, which makes them sensitive to interest rate fluctuations. The healthcare sector of the Index faced competition from generic drug makers, while the energy sector endured project delays and excess capacity, which kept investment levels low.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	67.61%
Real Estate	13.56
Consumer Discretionary	4.53
Energy	3.18
Utilities	2.81
Industrials	2.02
Health Care	2.02
Consumer Staples	1.84
Telecommunication Services	1.68
Others**	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

HSBC Holdings PLC Series 2, 8.00%	2.70%
Becton Dickinson and Co. Series A, 6.13%	2.02
GMAC Capital Trust I Series 2, 7.62%	1.94
Barclays Bank PLC Series 5, 8.13%	1.94
Citigroup Capital XIII, 8.14%	1.70
HSBC Holdings PLC, 8.13%	1.57
Wells Fargo & Co. Series J, 8.00%	1.46
Crown Castle International Corp. Series A, 6.88%	1.32
Wells Fargo & Co., 5.85%	1.20
PNC Financial Services Group Inc. (The) Series P, 6.13%	1.17

TOTAL	17.02%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
PREFERRED STOCKS — 99.35%

AUSTRALIA — 1.41%
Brookfield Infrastructure Partners LP Series 5, 5.35%[a]	30,286	$598,555
Brookfield Infrastructure Partners LP Series 7, 5.00%[a]	36,337	703,488

		1,302,043
CANADA — 79.74%
AltaGas Ltd. Series K, 5.00%[a]	36,371	715,712
Bank of Montreal Series 27, 4.00%[a]	60,564	1,104,879
Bank of Montreal Series 29, 3.90%[a]	48,452	867,758
Bank of Montreal Series 31, 3.80%[a]	36,337	642,327
Bank of Montreal Series 38, 4.85%[a]	72,674	1,482,510
Bank of Montreal Series 40, 4.50%[a]	60,564	1,190,845
Bank of Montreal Series 42, 4.40%[a]	48,452	943,297
Bank of Nova Scotia (The) Series 32, 2.06%[a]	33,797	602,146
Bank of Nova Scotia (The) Series 34, 5.50%[a]	42,396	874,392
Bank of Nova Scotia (The) Series 38, 4.85%[a]	60,681	1,234,094
BCE Inc. Series AK, 2.95%[a]	68,876	1,034,275
BCE Inc. Series AM, 2.76%[a]	28,911	449,615
Brookfield Asset Management Inc. Series 24, 3.01%[a]	28,451	449,302
Brookfield Asset Management Inc. Series 26, 3.47%[a]	29,988	484,041
Brookfield Asset Management Inc. Series 32, 4.50%[a]	36,289	675,537
Brookfield Asset Management Inc. Series 36, 4.85%	24,074	402,027
Brookfield Asset Management Inc. Series 42, 4.50%[a]	33,836	626,724
Brookfield Asset Management Inc. Series 44, 5.00%[a]	30,137	601,922
Brookfield Asset Management Inc. Series 46, 4.80%[a]	36,109	722,600
Brookfield Asset Management Inc. Series 48, 4.75%[a]	36,337	715,889
Brookfield Office Properties Inc. Series EE, 5.10%[a]	33,311	649,038
Brookfield Office Properties Inc. Series GG, 4.85%[a]	33,311	630,952

Security	Shares	Value
Brookfield Office Properties Inc. Series T, 4.60%[a]	30,286	$534,189
Canadian Imperial Bank of Commerce Series 39, 3.90%[a]	48,452	869,261
Canadian Imperial Bank of Commerce Series 41, 3.75%[a]	36,337	645,146
Canadian Imperial Bank of Commerce Series 45, 4.40%[a]	96,900	1,882,006
Capital Power Corp. Series 7, 6.00%[a]	24,227	489,708
Element Fleet Management Corp. Series G, 6.50%[a]	20,899	316,423
Emera Inc. Series C, 4.10%[a]	30,286	558,855
Enbridge Inc. Series 03, 4.00%[a]	51,949	778,480
Enbridge Inc. Series 07, 4.40%[a]	21,646	345,866
Enbridge Inc. Series 09, 4.40%[a]	23,812	376,966
Enbridge Inc. Series 11, 4.40%[a]	43,406	684,800
Enbridge Inc. Series 13, 4.40%[a]	30,303	481,604
Enbridge Inc. Series 15, 4.40%[a]	23,812	377,704
Enbridge Inc. Series 17, 5.15%[a]	64,938	1,276,346
Enbridge Inc. Series 19, 4.90%[a]	43,292	821,012
Enbridge Inc. Series B, 3.42%[a]	39,550	567,827
Enbridge Inc. Series D, 4.46%[a]	38,965	595,695
Enbridge Inc. Series F, 4.00%[a]	43,292	669,570
Enbridge Inc. Series H, 4.00%[a]	30,303	436,006
Enbridge Inc. Series N, 4.00%[a]	38,965	618,060
Enbridge Inc. Series P, 4.00%[a]	34,635	534,065
Enbridge Inc. Series R, 4.00%[a]	34,635	530,036
Fairfax Financial Holdings Ltd. Series K, 4.67%[a]	28,766	523,890
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	27,858	536,308
Fortis Inc./Canada Series M, 4.10%[a]	72,674	1,325,804
Great-West Lifeco Inc. Series T, 5.15%	24,227	465,091
Husky Energy Inc. Series 03, 4.50%[a]	30,286	581,876
Husky Energy Inc. Series 05, 4.50%[a]	24,227	469,413
Industrial Alliance Insurance & Financial Services Inc. Series G, 3.78%[a]	30,286	546,640
Kinder Morgan Canada Ltd. Series 1, 5.25%[a]	36,337	715,043
Kinder Morgan Canada Ltd. Series 3, 5.20%[a]	30,286	589,629
Manulife Financial Corp. Series 15, 3.90%[a]	24,227	424,125
Manulife Financial Corp. Series 17, 3.90%[a]	42,396	769,820

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
Manulife Financial Corp. Series 21, 5.60%[a]	51,497	$1,056,103
Manulife Financial Corp. Series 23, 4.85%[a]	57,532	1,158,003
National Bank of Canada Series 30, 4.10%[a]	42,396	766,203
National Bank of Canada Series 32, 3.90%[a]	36,337	645,146
National Bank of Canada Series 34, 5.60%[a]	48,452	994,783
National Bank of Canada Series 36, 5.40%[a]	48,495	991,905
Pembina Pipeline Corp. Series 01, 4.25%[a]	30,286	533,485
Pembina Pipeline Corp. Series 05, 5.00%[a]	30,286	567,782
Pembina Pipeline Corp. Series 07, 4.50%[a]	30,286	559,090
Pembina Pipeline Corp. Series 11, 5.75%[a]	20,596	418,709
Pembina Pipeline Corp. Series 13, 5.75%[a]	30,428	619,063
Power Financial Corp. Series S, 4.80%	36,337	634,435
Power Financial Corp. Series V, 5.15%	30,286	567,077
Royal Bank of Canada Series AJ, 3.52%[a]	41,117	797,942
Royal Bank of Canada Series AZ, 4.00%[a]	60,564	1,095,484
Royal Bank of Canada Series BB, 3.90%[a]	60,564	1,097,363
Royal Bank of Canada Series BD, 3.60%[a]	72,759	1,370,809
Royal Bank of Canada Series BK, 5.50%[a,b]	87,817	1,806,404
Royal Bank of Canada Series BM, 5.50%[a]	90,843	1,877,810
Sun Life Financial Inc. Series 04, 4.45%	36,337	598,923
Toronto-Dominion Bank (The) Series 01, 3.90%[a]	58,197	1,046,350
Toronto-Dominion Bank (The) Series 03, 3.80%[a]	58,197	1,040,933
Toronto-Dominion Bank (The) Series 05, 3.75%[a]	58,197	1,034,613
Toronto-Dominion Bank (The) Series 07, 3.60%[a]	40,738	767,521

Security	Shares	Value
Toronto-Dominion Bank (The) Series 09, 3.70%[a]	23,279	$440,572
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	81,476	1,687,977
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	116,388	2,365,224
Toronto-Dominion Bank (The) Series 16, 4.50%[a]	40,738	798,803
TransCanada Corp. Series 01, 3.27%[a]	28,764	457,145
TransCanada Corp. Series 05, 2.26%[a]	38,501	537,237
TransCanada Corp. Series 07, 4.00%[a]	72,674	1,251,396
TransCanada Corp. Series 09, 4.25%[a]	54,506	940,247
TransCanada Corp. Series 11, 3.80%[a]	30,286	561,439
TransCanada Corp. Series 13, 5.50%[a]	60,681	1,242,566
TransCanada Corp. Series 15, 4.90%[a]	121,122	2,447,336
Westcoast Energy Inc. Series 12, 5.20%[a]	36,337	728,008

		73,941,032
SINGAPORE — 0.93%
City Developments Ltd., Preference Shares[a,c]	1,007,729	864,558

		864,558
SWEDEN — 2.27%
Klovern AB, Preference Shares	49,748	1,888,984
Sagax AB, Preference Shares	52,339	218,735

		2,107,719
UNITED KINGDOM — 15.00%
Aviva PLC, 8.38%	302,924	637,413
Aviva PLC, 8.75%	302,905	675,615
Balfour Beatty PLC, 9.68%, 07/01/20[c]	338,820	529,956
Doric Nimrod Air Three Ltd., Preference Shares	665,537	942,952
Doric Nimrod Air Two Ltd., Preference Shares	523,083	1,570,291
Ecclesiastical Insurance Group PLC, 8.63%	322,028	670,835
General Accident PLC, 7.88%	332,768	653,530

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
General Accident PLC, 8.88%	423,915	$936,602
Lloyds Banking Group PLC, 9.25%	908,356	2,026,044
Lloyds Banking Group PLC, 9.75%	168,623	406,856
National Westminster Bank PLC Series A, 9.00%	423,915	966,335
Raven Russia Ltd., 12.00%	298,743	572,040
RSA Insurance Group PLC, 7.38%	378,603	714,335
Santander UK PLC, 10.38%	605,594	1,501,539
Standard Chartered PLC, 7.38%	290,522	511,468
Standard Chartered PLC, 8.25%	300,249	595,984

		13,911,795

TOTAL PREFERRED STOCKS
(Cost: $89,439,119)		92,127,147

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	101,476	101,476

		101,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,476)		101,476

Value
TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $89,540,595)	$92,228,623
Other Assets, Less Liabilities — 0.54%	499,560

NET ASSETS — 100.00%	$92,728,183

[a]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$5	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,249	88,227	[b]	—	101,476	101,476	1,136		—	—

						$101,476	$1,141		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred stocks	$92,127,147	$—	$—	$92,127,147
Money market funds	101,476	—	—	101,476

Total	$92,228,623	$—	$—	$92,228,623

See notes to financial statements.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 0.00%

PHARMACEUTICALS — 0.00%
Allergan PLC	1	$169

		169

TOTAL COMMON STOCKS
(Cost: $44)		169

INVESTMENT COMPANIES — 0.38%

EXCHANGE-TRADED FUNDS — 0.38%
iShares 0-5 Year High Yield Corporate Bond ETF[a,b]	308,480	14,433,779
iShares Core U.S. Aggregate Bond ETF[a,b]	455,000	48,798,750

		63,232,529

TOTAL INVESTMENT COMPANIES
(Cost: $64,773,562)		63,232,529

PREFERRED STOCKS — 95.17%

AUTOMOBILES — 4.32%
Countrywide Capital V, 7.00%, 11/01/66	6,279,194	163,259,044
Deutsche Bank Contingent Capital Trust II, 6.55%[b]	3,538,319	90,616,350
Deutsche Bank Contingent Capital Trust V, 8.05%[b]	6,125,875	156,577,365
GMAC Capital Trust I Series 2, 7.62% (3 mo. LIBOR US + 5.785%), 02/15/40[c]	11,875,544	308,526,633

		718,979,392
BANKS — 34.64%
Banc of California Inc. Series E, 7.00%[b]	535,766	13,887,055
Banco Santander SA Series 6, 4.00% (3 mo. LIBOR US + 0.520%)[c]	1,617,319	40,109,511
Bank of America Corp., 6.20%	2,895,648	75,344,761
Bank of America Corp. Series 3, 6.38%	2,838,390	72,549,248
Bank of America Corp. Series 4, 4.00% (3 mo. LIBOR US + 0.750%)[c]	899,146	21,498,581

Security	Shares	Value
Bank of America Corp. Series 5, 4.00% (3 mo. LIBOR US + 0.500%)[c]	1,005,230	$23,612,853
Bank of America Corp. Series D, 6.20%	1,483,924	37,825,223
Bank of America Corp. Series E, 4.00% (3 mo. LIBOR US + 0.350%)[b,c]	189,040	4,448,111
Bank of America Corp. Series EE, 6.00%	2,619,307	67,971,017
Bank of America Corp. Series H, 3.00% (3 mo. LIBOR US + 0.650%)[c]	889,565	19,632,700
Bank of America Corp. Series I, 6.63%	866,995	22,307,781
Bank of America Corp. Series W, 6.63%	2,663,564	69,812,012
Bank of America Corp. Series Y, 6.50%	3,138,911	82,867,250
Barclays Bank PLC Series 5, 8.13%	11,713,360	308,412,769
BB&T Corp., 5.63%[b]	2,055,361	54,693,156
BB&T Corp., 5.85%	2,541,577	64,530,640
BB&T Corp. Series E, 5.63%[b]	5,083,133	127,739,132
BB&T Corp. Series F, 5.20%[b]	1,989,064	49,686,819
BB&T Corp. Series G, 5.20%[b]	2,210,071	55,251,775
Citigroup Inc. Series C, 5.80%[b]	2,527,879	64,258,684
Citigroup Inc. Series J, 7.13%[d]	4,198,318	119,903,962
Citigroup Inc. Series K, 6.88%[d]	6,609,345	185,259,940
Citigroup Inc. Series L, 6.88%	2,121,908	55,721,304
Citigroup Inc. Series S, 6.30%	4,549,285	119,600,703
Fifth Third Bancorp. Series I, 6.63%[d]	2,231,366	65,044,319
First Republic Bank/CA Series H, 5.13%	884,617	22,053,502
HSBC Holdings PLC, 8.13%	9,489,548	249,670,008
HSBC Holdings PLC Series 2, 8.00%[b]	16,391,765	428,480,737
HSBC Holdings PLC Series A, 6.20%	6,254,655	161,057,366
Huntington Bancshares Inc./OH Series D, 6.25%[b]	2,719,697	74,111,743
ING Groep NV, 6.13%	3,096,556	79,240,868
ING Groep NV, 6.38%	4,622,711	119,404,625

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
JPMorgan Chase & Co. Series AA, 6.10%	6,294,022	$166,099,241
JPMorgan Chase & Co. Series BB, 6.15%	5,079,386	134,298,966
JPMorgan Chase & Co. Series P, 5.45%[b]	3,975,161	100,213,809
JPMorgan Chase & Co. Series T, 6.70%[b]	4,085,569	106,796,774
JPMorgan Chase & Co. Series W, 6.30%	3,886,817	101,523,660
JPMorgan Chase & Co. Series Y, 6.13%	6,316,106	165,292,494
KeyCorp Series E, 6.13%[d]	2,211,911	62,420,128
MB Financial Inc. Series C, 6.00%	970,025	24,337,927
People’s United Financial Inc. Series A, 5.63%[d]	1,169,084	30,559,856
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,d]	6,608,131	185,490,237
PNC Financial Services Group Inc. (The) Series Q, 5.38%[a]	2,106,597	52,854,519
Regions Financial Corp. Series A, 6.38%	2,354,697	59,997,680
Regions Financial Corp. Series B, 6.38%[b,d]	2,285,303	63,554,276
Royal Bank of Scotland Group PLC Series S, 6.60%	2,992,916	76,588,721
SunTrust Banks Inc., 4.00% (3 mo. LIBOR US + 0.530%)[c]	757,323	18,372,656
TCF Financial Corp. Series C, 5.70%[b]	835,149	20,878,725
U.S. Bancorp. Series B, 3.50% (3 mo. LIBOR US + 0.600%)[c]	4,425,122	102,618,579
U.S. Bancorp. Series F, 6.50%[d]	4,867,635	135,953,046
U.S. Bancorp. Series H, 5.15%[b]	2,212,561	56,221,175
Valley National Bancorp Series B, 5.50%[d]	506,910	13,088,416
Webster Financial Corp. Series F, 5.25%	657,156	15,903,175

Security	Shares	Value
Wells Fargo & Co., 5.20%[b]	3,167,800	$77,642,778
Wells Fargo & Co., 5.70%	3,209,245	80,872,974
Wells Fargo & Co., 5.85%[d]	7,285,941	191,547,389
Wells Fargo & Co., 6.63%[d]	3,547,936	99,093,853
Wells Fargo & Co. Series J, 8.00%	9,012,760	231,537,804
Wells Fargo & Co. Series O, 5.13%[b]	2,745,427	67,482,596
Wells Fargo & Co. Series P, 5.25%[b]	2,639,834	65,019,111
Wells Fargo & Co. Series T, 6.00%	2,952,430	75,316,489
Wells Fargo & Co. Series V, 6.00%	4,054,623	105,622,929
Wells Fargo & Co. Series X, 5.50%	4,639,122	115,374,964

		5,758,563,102
CAPITAL MARKETS — 12.97%
Apollo Global Management LLC, 6.38%	1,232,520	30,874,626
Ares Management LP Series A, 7.00%	1,363,985	35,640,928
Bank of New York Mellon Corp. (The), 5.20%[b]	2,562,933	64,585,912
Carlyle Group LP (The) Series A, 5.88%	1,768,352	42,546,549
Charles Schwab Corp. (The), 5.95%	3,315,692	86,837,973
Charles Schwab Corp. (The) Series C, 6.00%	2,652,562	69,072,714
Goldman Sachs Group Inc. (The), 4.00% (3 mo. LIBOR US + 0.750%)[c]	884,686	20,905,130
Goldman Sachs Group Inc. (The) Series A, 3.75% (3 mo. LIBOR US + 0.750%)[b,c]	3,312,520	75,989,209
Goldman Sachs Group Inc. (The) Series B, 6.20%[b]	687,619	17,630,551
Goldman Sachs Group Inc. (The) Series D, 4.00% (3 mo. LIBOR US + 0.670%)[c]	5,971,511	136,568,457
Goldman Sachs Group Inc. (The) Series J, 5.50%[d]	4,423,431	117,795,967
Goldman Sachs Group Inc. (The) Series K, 6.38%[d]	3,096,402	88,340,349

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,985,811	$80,079,451
KKR & Co. LP Series A, 6.75%	1,518,049	39,955,050
KKR & Co. LP Series B, 6.50%	680,221	17,787,779
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[b]	1,825,726	46,227,382
Merrill Lynch Capital Trust I Series K, 6.45%, 12/15/86[d]	4,367,096	111,753,987
Merrill Lynch Capital Trust III, 7.38%, 09/15/87[d]	3,109,335	81,651,137
Morgan Stanley, 6.88%[d]	3,760,326	105,401,938
Morgan Stanley Series A, 4.00% (3 mo. LIBOR US + 0.700%)[c]	4,866,304	110,903,068
Morgan Stanley Series E, 7.13%[d]	3,815,622	110,118,851
Morgan Stanley Series G, 6.63%	2,211,956	58,196,562
Morgan Stanley Series I, 6.38%[d]	4,423,913	119,976,521
Morgan Stanley Series K, 5.85%[d]	4,423,913	115,419,890
Northern Trust Corp. Series C, 5.85%	1,766,620	47,257,085
State Street Corp., 6.00%	3,318,580	87,278,654
State Street Corp. Series C, 5.25%[b]	2,209,770	55,398,934
State Street Corp. Series D, 5.90%[d]	3,318,580	90,962,278
State Street Corp. Series G, 5.35%[d]	2,212,386	59,269,821
Stifel Financial Corp. Series A, 6.25%	659,045	17,530,597
Virtus Investment Partners Inc. Series D, 7.25%, 02/01/20[e]	126,158	13,577,124

		2,155,534,474
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Pitney Bowes Inc., 6.70%, 03/07/43[b]	1,943,157	48,384,609
Stericycle Inc., 5.25%, 09/15/18[e]	786,764	35,593,204

		83,977,813

Security	Shares	Value
CONSUMER FINANCE — 2.55%
Capital One Financial Corp. Series B, 6.00%	3,868,113	$97,863,259
Capital One Financial Corp. Series C, 6.25%	2,210,361	57,314,661
Capital One Financial Corp. Series D, 6.70%	2,210,361	58,419,841
Capital One Financial Corp. Series F, 6.20%[b]	2,210,361	58,751,395
Capital One Financial Corp. Series G, 5.20%	2,652,433	65,621,193
Capital One Financial Corp. Series H, 6.00%	2,210,361	57,447,282
Navient Corp., 6.00%, 12/15/43	1,248,072	29,030,155

		424,447,786
DIVERSIFIED FINANCIAL SERVICES — 1.85%
Allied Capital Corp., 6.88%, 04/15/47	1,012,926	25,738,450
Citigroup Capital XIII, 8.14% (3 mo. LIBOR US + 6.370%), 10/30/40[c]	9,929,494	269,982,942
Compass Diversified Holdings Series A, 7.25%	519,255	11,776,703

		307,498,095
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Frontier Communications Corp. Series A, 11.13%, 06/29/18[e]	2,154,058	24,642,423
Qwest Corp., 7.00%, 04/01/52	2,392,359	55,167,799
Qwest Corp., 7.00%, 07/01/52	1,837,367	43,269,993
Qwest Corp., 7.50%, 09/15/51[b]	786,210	19,804,630

		142,884,845
ELECTRIC UTILITIES — 2.61%
Alabama Power Co. Series A, 5.00%	1,167,639	29,634,678
Duke Energy Corp., 5.13%, 01/15/73	2,283,957	58,103,866
NextEra Energy Capital Holdings Inc., 5.00%, 01/15/73	2,063,912	51,102,461
NextEra Energy Capital Holdings Inc. Series I, 5.13%, 11/15/72	2,278,972	56,313,398
PPL Capital Funding Inc. Series B, 5.90%, 04/30/73	2,061,490	52,135,082
SCE Trust II, 5.10%	1,215,745	28,083,710

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
SCE Trust III, 5.75%[d]	1,278,612	$33,972,721
SCE Trust IV Series J, 5.38%[d]	1,508,173	38,760,046
SCE Trust V Series K, 5.45%[d]	1,389,945	36,110,771
SCE Trust VI, 5.00%	2,176,000	49,264,640

		433,481,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Belden Inc., 6.75%, 07/15/19[e]	589,944	55,124,367

		55,124,367
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.96%
American Homes 4 Rent Series D, 6.50%	1,063,449	26,596,859
American Homes 4 Rent Series E, 6.35%	942,390	23,380,696
American Homes 4 Rent Series F, 5.88%[b]	634,000	14,899,000
American Homes 4 Rent Series G, 5.88%	472,271	10,933,074
Ashford Hospitality Trust Inc. Series D, 8.45%	249,502	6,299,926
Ashford Hospitality Trust Inc. Series F, 7.38%	497,632	11,574,920
Ashford Hospitality Trust Inc. Series G, 7.38%	690,762	15,956,602
Ashford Hospitality Trust Inc. Series I, 7.50%	671,129	15,697,707
Boston Properties Inc., 5.25%[b]	931,049	22,810,701
CBL & Associates Properties Inc. Series D, 7.38%[b]	2,096,251	36,013,592
CBL & Associates Properties Inc. Series E, 6.63%	859,841	13,671,472
Cedar Realty Trust Inc. Series B, 7.25%	147,385	3,372,169
City Office REIT Inc. Series A, 6.63%[b]	471,952	11,232,458
Colony NorthStar Inc. Series B, 8.25%	668,941	16,562,979
Colony NorthStar Inc. Series D, 8.50%	876,184	21,808,220
Colony NorthStar Inc. Series E, 8.75%	1,098,798	27,524,890

Security	Shares	Value
Colony NorthStar Inc. Series H, 7.13%	1,263,612	$28,747,173
Colony NorthStar Inc. Series I, 7.15%	1,518,049	34,854,405
Colony NorthStar Inc. Series J, 7.13%	1,386,054	31,865,381
CorEnergy Infrastructure Trust Inc. Series A, 7.38%	560,056	13,950,995
Crown Castle International Corp. Series A, 6.88%, 08/01/20[e]	187,628	209,754,970
DDR Corp. Series A, 6.38%	846,375	20,186,044
Digital Realty Trust Inc., 6.63%[b]	887,456	24,076,681
Digital Realty Trust Inc. Series G, 5.88%	1,175,460	29,362,991
Digital Realty Trust Inc. Series H, 7.38%[b]	1,674,166	44,013,824
Digital Realty Trust Inc. Series I, 6.35%	1,168,052	30,953,378
Digital Realty Trust Inc. Series J, 5.25%	951,384	22,757,105
EPR Properties Series G, 5.75%	746,190	16,834,046
Farmland Partners Inc. Series B, 6.00%[f]	729,756	18,200,115
Federal Realty Investment Trust Series C, 5.00%[b]	730,003	16,636,768
Global Net Lease Inc. Series A, 7.25%	569,876	14,246,900
Hersha Hospitality Trust Series D, 6.50%	832,927	19,440,516
Hersha Hospitality Trust Series E, 6.50%	417,164	9,694,891
Kimco Realty Corp. Series I, 6.00%[b]	792,492	19,622,102
Kimco Realty Corp. Series J, 5.50%	1,084,012	25,149,078
Kimco Realty Corp. Series K, 5.63%	820,011	19,089,856
Kimco Realty Corp. Series L, 5.13%	985,100	21,691,902
Kimco Realty Corp. Series M, 5.25%	953,245	20,961,858

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
Monmouth Real Estate Investment Corp. Series C, 6.13%	1,152,627	$28,008,836
National Retail Properties Inc. Series E, 5.70%	1,245,991	31,311,754
National Retail Properties Inc. Series F, 5.20%	1,595,972	36,978,671
National Storage Affiliates Trust Series A, 6.00%	819,627	20,072,665
Pennsylvania REIT Series C, 7.20%	745,485	15,461,359
Pennsylvania REIT Series D, 6.88%	512,327	10,246,540
PS Business Parks Inc. Series U, 5.75%	1,060,271	26,231,105
PS Business Parks Inc. Series W, 5.20%	884,845	21,032,766
PS Business Parks Inc. Series X, 5.25%	1,055,976	24,730,958
PS Business Parks Inc. Series Y, 5.20%	976,403	22,496,325
Public Storage Series A, 5.88%	902,709	23,335,028
Public Storage Series B, 5.40%	1,388,434	35,057,959
Public Storage Series C, 5.13%[b]	949,927	23,643,683
Public Storage Series D, 4.95%	1,510,440	35,872,950
Public Storage Series E, 4.90%	1,614,946	37,805,886
Public Storage Series F, 5.15%	1,307,682	31,711,289
Public Storage Series G, 5.05%	1,393,950	33,454,800
Public Storage Series U, 5.63%[b]	1,332,601	33,528,241
Public Storage Series V, 5.38%	2,259,231	56,277,444
Public Storage Series W, 5.20%	2,284,037	55,205,174
Public Storage Series X, 5.20%[b]	956,282	23,457,597
Public Storage Series Y, 6.38%	1,335,560	35,258,784
Public Storage Series Z, 6.00%	1,215,960	31,651,439
RLJ Lodging Trust Series A, 1.95%[e]	1,487,916	37,763,308
Senior Housing Properties Trust, 5.63%, 08/01/42	1,603,207	39,983,983
SL Green Realty Corp. Series I, 6.50%	1,084,890	27,610,451
Spirit Realty Capital Inc. Series A, 6.00%	852,914	18,533,821
Summit Hotel Properties Inc. Series E, 6.25%	755,365	18,158,219

Security	Shares	Value
UMH Properties Inc. Series C, 6.75%	698,546	$17,470,635
Urstadt Biddle Properties Inc. Series H, 6.25%	423,664	10,506,867
VEREIT Inc. Series F, 6.70%	4,784,309	121,521,449
Vornado Realty Trust Series K, 5.70%	1,402,051	34,981,172
Vornado Realty Trust Series L, 5.40%[b]	1,322,389	31,737,336
Vornado Realty Trust Series M, 5.25%	1,384,968	31,826,565
Washington Prime Group Inc. Series H, 7.50%[b]	440,013	10,067,497
Welltower Inc., 6.50%[e]	1,623,167	90,313,012

		2,153,731,812
FOOD PRODUCTS — 1.76%
CHS Inc., 6.75%[b,d]	2,251,882	60,643,182
CHS Inc., 8.00%	1,388,801	41,650,142
CHS Inc. Series 1, 7.88%	2,387,587	70,051,802
CHS Inc. Series 2, 7.10%[d]	1,914,697	53,802,986
CHS Inc. Series 4, 7.50%	2,354,815	65,769,983

		291,918,095
HEALTH CARE EQUIPMENT & SUPPLIES — 1.93%
Becton Dickinson and Co. Series A, 6.13%, 05/01/20[e]	5,486,037	320,549,142

		320,549,142
INSURANCE — 8.74%
Aegon NV, 6.38%[b]	4,487,542	115,958,085
Aegon NV, 6.50%	2,279,000	59,755,380
Aegon NV, 8.00%, 02/15/42	2,385,391	63,236,715
Aegon NV Series 1, 4.00% (3 mo. LIBOR US + 0.875%)[c]	1,167,948	29,140,303
Allstate Corp. (The), 5.10%, 01/15/53[d]	2,273,371	60,721,739
Allstate Corp. (The), 5.63%	1,326,618	33,669,565
Allstate Corp. (The) Series C, 6.75%	1,776,177	45,647,749
Allstate Corp. (The) Series E, 6.63%	3,367,895	87,430,554
Allstate Corp. (The) Series F, 6.25%	1,171,094	30,530,421
AmTrust Financial Services Inc. Series D, 7.50%	885,070	16,763,226

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
AmTrust Financial Services Inc. Series E, 7.75%	708,699	$14,868,505
AmTrust Financial Services Inc. Series F, 6.95%	1,355,053	24,634,864
Arch Capital Group Ltd. Series E, 5.25%	1,957,347	47,504,812
Arch Capital Group Ltd. Series F, 5.45%	1,526,752	37,466,494
Aspen Insurance Holdings Ltd., 5.63%	1,180,444	29,192,380
Aspen Insurance Holdings Ltd., 5.95%[b,d]	1,279,578	33,537,739
Assured Guaranty Municipal Holdings Inc., 6.25%, 11/01/02	1,005,003	25,486,876
Axis Capital Holdings Ltd. Series D, 5.50%	1,056,318	26,143,871
Axis Capital Holdings Ltd. Series E, 5.50%	2,502,250	61,555,350
Hartford Financial Services Group Inc. (The), 7.88%, 04/15/42[d]	2,715,564	79,701,803
Maiden Holdings Ltd., 7.13%	704,768	12,418,012
Maiden Holdings Ltd. Series D, 6.70%	359,907	5,866,484
MetLife Inc. Series A, 4.00% (3 mo. LIBOR US + 1.000%)[b,c]	2,716,310	67,989,239
National General Holdings Corp. Series B, 7.50%	794,561	19,697,167
National General Holdings Corp. Series C, 7.50%	950,199	23,612,445
PartnerRe Ltd. Series G, 6.50%	74,315	1,984,954
PartnerRe Ltd. Series H, 7.25%	1,380,368	38,374,230
Prudential Financial Inc., 5.70%, 03/15/53	3,141,425	78,849,768
Prudential Financial Inc., 5.75%, 12/15/52	2,538,273	63,913,714
Prudential PLC, 6.50%	1,322,440	34,555,357
Prudential PLC, 6.75%	1,106,135	29,257,271
Reinsurance Group of America Inc., 6.20%, 09/15/42[d]	1,766,731	50,016,155
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,277,108	31,851,074

Security	Shares	Value
Selective Insurance Group Inc., 5.88%, 02/09/43	900,729	$22,653,334
Validus Holdings Ltd., 5.80%	1,172,283	29,670,483
Validus Holdings Ltd. Series A, 5.88%[b]	731,269	18,720,486

		1,452,376,604
MACHINERY — 0.88%
Rexnord Corp. Series A, 5.75%, 11/15/19[e]	940,034	60,425,385
Stanley Black & Decker Inc., 5.75%, 07/25/52	3,388,848	85,331,193

		145,756,578
MARINE — 0.55%
Costamare Inc. Series D, 8.75%	511,594	13,112,154
Seaspan Corp. Series D, 7.95%	621,674	14,764,758
Seaspan Corp. Series E, 8.25%	659,509	15,992,434
Seaspan Corp. Series G, 8.20%	936,184	22,402,883
Seaspan Corp. Series H, 7.88%	1,065,275	24,661,116

		90,933,345
MORTGAGE REAL ESTATE INVESTMENT — 3.47%
AGNC Investment Corp. Series B, 7.75%	816,215	20,993,050
AGNC Investment Corp. Series C, 7.00%[d]	1,498,700	38,186,876
Annaly Capital Management Inc. Series C, 7.63%[b]	766,507	19,522,933
Annaly Capital Management Inc. Series D, 7.50%	1,989,735	50,240,809
Annaly Capital Management Inc. Series F, 6.95%[d]	3,115,443	78,976,480
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	811,764	20,651,276
ARMOUR Residential REIT Inc. Series B, 7.88%	636,035	15,754,587
Capstead Mortgage Corp. Series E, 7.50%	1,118,462	27,894,442
Chimera Investment Corp. Series A, 8.00%	651,374	16,499,304
Chimera Investment Corp. Series B, 8.00%[b],[d]	1,409,745	35,807,523
CYS Investments Inc. Series B, 7.50%	929,857	22,028,312
Invesco Mortgage Capital Inc. Series C, 7.50%[d]	1,336,535	31,822,898

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
MFA Financial Inc. Series B, 7.50%	949,007	$23,886,506
New York Mortgage Trust Inc. Series D, 8.00%[d]	693,707	16,232,744
PennyMac Mortgage Investment Trust Series A, 8.13%[a,d]	382,996	9,751,078
PennyMac Mortgage Investment Trust Series B, 8.00%[a],[d]	859,057	21,519,378
Resource Capital Corp., 8.63%[d]	568,617	14,386,010
Two Harbors Investment Corp. Series A, 8.13%[d]	697,655	18,376,233
Two Harbors Investment Corp. Series B, 7.63%[d]	1,336,149	33,657,593
Two Harbors Investment Corp. Series C, 7.25%[d]	1,281,906	30,701,649
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,161,527	30,153,241

		577,042,922
MULTI-UTILITIES — 0.08%
Just Energy Group Inc. Series A, 8.50%[d]	532,959	12,918,926

		12,918,926
OIL, GAS & CONSUMABLE FUELS — 3.04%
Blueknight Energy Partners LP Series A, 11.00%[c,e]	82,558	592,354
GasLog Partners LP Series A, 8.63%[d]	706,267	18,129,874
Golar LNG Partners LP Series A, 8.75%	678,223	17,186,171
Hess Corp., 8.00%, 02/01/19[e]	1,306,669	77,825,206
Hoegh LNG Partners LP Series A, 8.75%	569,110	14,785,478
Kinder Morgan Inc/DE Series A, 9.75%, 10/26/18[b,e]	3,593,692	111,727,884
NGL Energy Partners LP Series B, 9.00%[d]	1,001,887	23,283,854
NuStar Energy LP Series A, 8.50%[d]	1,072,176	24,831,596
NuStar Energy LP Series B, 7.63%[d]	1,782,131	38,850,456
NuStar Energy LP Series C, 9.00%[d]	743,112	17,455,701

Security	Shares	Value
NuStar Logistics LP, 8.46% (3 mo. LIBOR US + 6.734%), 01/15/43[c]	1,842,398	$46,520,549
Teekay LNG Partners LP, 9.00%	617,445	15,250,891
Teekay LNG Partners LP Series B, 8.50%[d]	818,179	19,014,480
Teekay Offshore Partners LP Series A, 7.25%[b]	740,238	15,737,460
Teekay Offshore Partners LP Series B, 8.50%	623,273	14,709,243
Tsakos Energy Navigation Ltd. Series E, 9.25%[d]	569,860	14,274,993
WPX Energy Inc. Series A, 6.25%, 07/31/18[e]	562,743	35,329,005

		505,505,195
THRIFTS & MORTGAGE FINANCE — 0.38%
New York Community Bancorp Inc. Series A, 6.38%[b,d]	2,343,068	63,801,742

		63,801,742
WIRELESS TELECOMMUNICATION SERVICES — 0.75%
Telephone & Data Systems Inc., 5.88%, 12/01/61[b]	926,838	22,753,873
Telephone & Data Systems Inc., 6.88%, 11/15/59	1,055,193	26,696,383
Telephone & Data Systems Inc., 7.00%, 03/15/60	1,392,297	35,169,422
U.S. Cellular Corp., 6.95%, 05/15/60	1,577,800	40,328,568

		124,948,246

TOTAL PREFERRED STOCKS
(Cost: $16,178,710,153)		15,819,973,854

SHORT-TERM INVESTMENTS — 4.42%

MONEY MARKET FUNDS — 4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[a,g,h]	56,988,483	56,988,483

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[a,g]	677,413,567	$677,413,567

		734,402,050

TOTAL SHORT-TERM INVESTMENTS
(Cost: $734,405,586)		734,402,050

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $16,977,889,345)		16,617,608,602
Other Assets, Less Liabilities — 0.03%		5,270,654

NET ASSETS — 100.00%		$16,622,879,256

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Floating rate security. Rate shown is the rate in effect as of period end.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Convertible preferred stock.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares,	25,876,780	31,111,703	[b]	—	56,988,483	$56,988,483	$1,928,240	[c]	$(3,589)	$(13,887)
BlackRock Cash Funds: Treasury, SL Agency Shares,	356,576,113	320,837,454	[b]	—	677,413,567	677,413,567	4,865,456		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	308,480		—	308,480	14,433,779	329,228		—	(282,594)
iShares Core U.S. Aggregate Bond ETF	—	455,000		—	455,000	48,798,750	545,751		—	(1,258,439)
PennyMac Mortgage Investment Trust Series A, 8.13%	—	399,679		(16,683)	382,996	9,751,078	236,523		(5,502)	21,805
PennyMac Mortgage Investment Trust Series B, 8.00%	—	859,057		—	859,057	21,519,378	835,988		—	(272,372)
PNC Financial Services Group Inc. (The) Series P, 6.13%	6,222,991	385,140		—	6,608,131	185,490,237	9,709,272		—	(2,060,613)
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,969,964	136,633		—	2,106,597	52,854,519	2,714,667		—	273,470

						$1,067,249,791	$21,165,125		$(9,091)	$(3,592,630)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$169	$—	$—	$169
Investment companies	63,232,529	—	—	63,232,529
Preferred stocks	15,819,973,854	—	—	15,819,973,854
Money market funds	734,402,050	—	—	734,402,050

Total	$16,617,608,602	$—	$—	$16,617,608,602

See notes to financial statement.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$89,439,119	$15,909,463,678
Affiliated (Note 2)	101,476	1,068,425,667

Total cost of investments in securities	$89,540,595	$16,977,889,345

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$92,127,147	$15,550,358,811
Affiliated (Note 2)	101,476	1,067,249,791
Foreign currency, at value[b]	221,608	—
Cash	—	18,170,369
Receivables:
Investment securities sold	19,450	26,987
Due from custodian (Note 4)	232	36,943
Dividends	322,986	58,201,565
Capital shares sold	—	5,794,215

Total Assets	92,792,899	16,699,838,681

LIABILITIES
Payables:
Investment securities purchased	—	13,427,991
Collateral for securities on loan (Note 1)	—	56,983,304
Securities related to in-kind transactions (Note 4)	19,450	26,987
Investment advisory fees (Note 2)	45,266	6,521,143

Total Liabilities	64,716	76,959,425

NET ASSETS	$92,728,183	$16,622,879,256

Net assets consist of:
Paid-in capital	$102,563,234	$17,728,668,496
Undistributed net investment income	423,180	65,193,716
Accumulated net realized loss	(12,948,559)	(810,702,213)
Net unrealized appreciation (depreciation)	2,690,328	(360,280,743)

NET ASSETS	$92,728,183	$16,622,879,256

Shares outstanding[c]	5,100,000	442,750,000

Net asset value per share	$18.18	$37.54

[a]	Securities on loan with values of $ — and $55,631,771, respectively. See Note 1.
[b]	Cost of foreign currency: $221,615 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,727,066	$1,051,414,324
Dividends — affiliated (Note 2)	1,136	19,236,885
Securities lending income — affiliated — net (Note 2)	5	1,928,240

Total investment income	3,728,207	1,072,579,449

EXPENSES
Investment advisory fees (Note 2)	473,119	82,622,370
Proxy fees	1,408	380,662

Total expenses	474,527	83,003,032

Net investment income	3,253,680	989,576,417

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(233,230)	(411,034,886)
Investments — affiliated (Note 2)	—	(3,589)
In-kind redemptions — unaffiliated	1,911,163	66,390,681
In-kind redemptions — affiliated (Note 2)	—	(5,502)
Foreign currency transactions	23,145	—

Net realized gain (loss)	1,701,078	(344,653,296)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,934,432	(233,209,265)
Investments — affiliated (Note 2)	—	(3,592,630)
Translation of assets and liabilities in foreign currencies	564	—

Net change in unrealized appreciation/depreciation	1,934,996	(236,801,895)

Net realized and unrealized gain (loss)	3,636,074	(581,455,191)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,889,754	$408,121,226

[a]	Net of foreign withholding tax of $500,715 and $146,505, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,253,680	$3,469,700	$989,576,417	$933,677,534
Net realized gain (loss)	1,701,078	(11,908,797)	(344,653,296)	36,722,604
Net change in unrealized appreciation/depreciation	1,934,996	10,978,809	(236,801,895)	(208,534,163)

Net increase in net assets resulting from operations	6,889,754	2,539,712	408,121,226	761,865,975

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,932,623)	(3,363,351)	(977,196,067)	(937,408,872)

Total distributions to shareholders	(2,932,623)	(3,363,351)	(977,196,067)	(937,408,872)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,286,555	129,233,244	1,769,017,957	4,079,417,070
Cost of shares redeemed	(19,934,207)	(90,746,453)	(1,849,461,630)	(1,190,518,409)

Net increase (decrease) in net assets from capital share transactions	26,352,348	38,486,791	(80,443,673)	2,888,898,661

INCREASE (DECREASE) IN NET ASSETS	30,309,479	37,663,152	(649,518,514)	2,713,355,764

NET ASSETS
Beginning of year	62,418,704	24,755,552	17,272,397,770	14,559,042,006

End of year	$92,728,183	$62,418,704	$16,622,879,256	$17,272,397,770

Undistributed net investment income included in net assets at end of year	$423,180	$76,297	$65,193,716	$37,238,049

SHARES ISSUED AND REDEEMED
Shares sold	2,550,000	7,800,000	45,500,000	103,550,000
Shares redeemed	(1,100,000)	(5,700,000)	(48,750,000)	(31,500,000)

Net increase (decrease) in shares outstanding	1,450,000	2,100,000	(3,250,000)	72,050,000

See notes to financial statements.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$17.10	$15.97	$20.32	$23.87	$26.79

Income from investment operations:
Net investment income[a]	0.69	0.74	0.83	0.89	1.03
Net realized and unrealized gain (loss)[b]	1.03	1.17	(4.20)	(3.54)	(2.45)

Total from investment operations	1.72	1.91	(3.37)	(2.65)	(1.42)

Less distributions from:
Net investment income	(0.64)	(0.78)	(0.98)	(0.90)	(1.40)
Net realized gain	—	—	—	—	(0.10)

Total distributions	(0.64)	(0.78)	(0.98)	(0.90)	(1.50)

Net asset value, end of year	$18.18	$17.10	$15.97	$20.32	$23.87

Total return	10.16%	12.35%	(16.73)%	(11.52)%	(5.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$92,728	$62,419	$24,756	$34,546	$29,833
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.78%	4.55%	4.56%	3.88%	4.10%
Portfolio turnover rate[c]	15%	40%	32%	47%	60%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$38.73	$38.93	$40.07	$39.03	$40.45

Income from investment operations:
Net investment income[a]	2.14	2.17	2.24	2.35	2.39
Net realized and unrealized gain (loss)[b]	(1.22)	(0.18)	(1.13)	1.12	(1.25)

Total from investment operations	0.92	1.99	1.11	3.47	1.14

Less distributions from:
Net investment income	(2.11)	(2.19)	(2.25)	(2.43)	(2.56)

Total distributions	(2.11)	(2.19)	(2.25)	(2.43)	(2.56)

Net asset value, end of year	$37.54	$38.73	$38.93	$40.07	$39.03

Total return	2.41%	5.26%	2.92%	9.19%	3.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,622,879	$17,272,398	$14,559,042	$13,078,776	$9,067,762
Ratio of expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	5.55%	5.59%	5.74%	5.94%	6.18%
Portfolio turnover rate[c]	22%	23%	15%	13%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Preferred Stock
Citigroup Global Markets Inc.	$43,568	$43,568	$—
Credit Suisse Securities (USA) LLC	476,330	476,330	—
Deutsche Bank Securities Inc.	149,235	149,235	—
Goldman Sachs & Co.	1,840,942	1,840,942	—
Jefferies LLC	601,300	601,300	—
JPMorgan Securities LLC	32,659,666	32,659,666	—
Merrill Lynch, Pierce, Fenner & Smith	4,138,232	4,138,232	—
Morgan Stanley & Co. LLC	51,120	51,120	—
National Financial Services LLC	90,372	90,372	—
UBS AG	1,257	1,257	—
UBS Securities LLC	13,575,925	13,575,925	—
Wells Fargo Securities LLC	2,003,824	2,003,824	—

	$55,631,771	$55,631,771	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $111 billion
0.4116	[a]	Over $111 billion, up to and including $141 billion
0.3910	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$2
U.S. Preferred Stock	745,466

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares U.S. Preferred Stock ETF, in order to improve its portfolio liquidity and its ability to track its respective underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$12,984,730	$12,601,583
U.S. Preferred Stock	3,746,439,941	4,118,154,313

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$45,897,862	$19,777,160
U.S. Preferred Stock	1,357,295,656	1,341,862,619

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the expiration of capital loss carryforwards, foreign currency transactions, dividends deemed recognized for tax purposes, the tax classification of investments and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
International Preferred Stock	$1,493,084	$25,826	$(1,518,910)
U.S. Preferred Stock	18,572,407	15,575,317	(34,147,724)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
International Preferred Stock
Ordinary income	$2,932,623	$3,363,351

U.S. Preferred Stock
Ordinary income	$977,196,067	$937,408,872

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
International Preferred Stock	$451,943	$(12,552,219)	$2,265,225	$(9,835,051)
U.S. Preferred Stock	55,815,437	(781,772,549)	(379,832,128)	(1,105,789,240)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments, the timing and recognition of partnership income, dividends deemed recognized for tax purposes and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
International Preferred Stock	$12,552,219
U.S. Preferred Stock	781,772,549

For the year ended March 31, 2018, the iShares International Preferred Stock ETF utilized $129,181 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$89,965,698	$3,654,680	$(1,391,755)	$2,262,925
U.S. Preferred Stock	16,982,933,801	278,320,468	(643,645,667)	(365,325,199)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares International Preferred Stock ETF and iShares U.S. Preferred Stock ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares International Preferred Stock ETF and iShares U.S. Preferred Stock ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	39

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$3,833,306
U.S. Preferred Stock	791,837,886

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Preferred Stock	62.05%

For the fiscal year ended March 31, 2018, the iShares International Preferred Stock ETF earned foreign source income of $4,227,781 and paid foreign taxes of $473,441 which it intends to pass through to its shareholders.

For the fiscal year ended March 31, 2018, the iShares U.S. Preferred Stock ETF hereby designates $140,438,388 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.637221	$—	$—	$0.637221	100%	—%	—%	100%
U.S. Preferred Stock	1.961858	—	0.147151	2.109009	93	—	7	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

SUPPLEMENTAL INFORMATION	41

Supplemental Information (Unaudited)(Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	9	0.68
Greater than 1.5% and Less than 2.0%	97	7.35
Greater than 1.0% and Less than 1.5%	173	13.11
Greater than 0.5% and Less than 1.0%	180	13.64
Greater than 0.0% and Less than 0.5%	158	11.97
At NAV	6	0.45
Less than 0.0% and Greater than –0.5%	216	16.36
Less than –0.5% and Greater than –1.0%	316	23.93
Less than –1.0% and Greater than –1.5%	120	9.09
Less than –1.5% and Greater than –2.0%	29	2.20
Less than –2.0% and Greater than –2.5%	13	0.98
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,320	100.00%

iShares U.S. Preferred Stock ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.23%
Greater than 0.0% and Less than 0.5%	782	59.24
At NAV	39	2.95
Less than 0.0% and Greater than –0.5%	495	37.50
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares U.S. Preferred Stock ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

SUPPLEMENTAL INFORMATION	43

Supplemental Information (Unaudited)(Continued)

iSHARES® TRUST

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 1.68 million. This figure is comprised of fixed remuneration of USD 669.4 thousand and variable remuneration of USD 1.01 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 234.95 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 43.77 thousand.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	49

Notes:

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is, preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-309-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
➢	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ
➢	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.95%	14.00%	13.99%	13.95%	14.00%	13.99%
5 Years	13.25%	13.28%	13.31%	86.30%	86.51%	86.75%
10 Years	9.44%	9.45%	9.49%	146.51%	146.63%	147.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.20	$0.21	$1,000.00	$1,024.70	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.95%, net of fees, while the total return for the Index was 13.99%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. The technology hardware and equipment industry was a solid sector contributor, as new smartphone models improved investors’ outlook for growth despite declining holiday sales.

The financials sector also significantly contributed to the Index’s performance for the reporting period. The sector benefited from a steadily improving economic environment, a move toward deregulation, and from anticipated benefits of tax reform. Diversified financials companies drove sector gains, advancing on anticipated growth in assets under management. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor for the reporting period. Gains in the sector were primarily driven by consumer spending, particularly in the retail industry, which was bolstered by rising wages and low unemployment.

The healthcare and industrials sectors also contributed to the Index’s return for the reporting period. An improving economy and ongoing demographic trends related to the aging baby-boomer generation increased demand for healthcare, while increased industrial production and manufacturing boosted performance in the industrials sector.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	24.88%
Financials	14.73
Health Care	13.71
Consumer Discretionary	12.66
Industrials	10.21
Consumer Staples	7.65
Energy	5.74
Utilities	2.86
Materials	2.86
Real Estate	2.78
Telecommunication Services	1.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

Apple Inc.	3.78%
Microsoft Corp.	3.12
Amazon.com Inc.	2.58
Berkshire Hathaway Inc. Class B	1.71
Facebook Inc. Class A	1.70
JPMorgan Chase & Co.	1.68
Johnson & Johnson	1.53
Exxon Mobil Corp.	1.41
Alphabet Inc. Class C NVS	1.40
Alphabet Inc. Class A	1.38

TOTAL	20.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.95%	11.01%	10.97%	10.95%	11.01%	10.97%
5 Years	11.89%	11.91%	11.97%	75.36%	75.52%	75.97%
10 Years	10.80%	10.78%	10.90%	178.94%	178.47%	181.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.20	$0.36	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 10.95%, net of fees, while the total return for the Index was 10.97%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

The industrials sector was a sizeable driver of the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal contributor in the sector, advancing on improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The financials sector contributed meaningfully to the Index’s return for the reporting period, benefiting from a steadily improving economic environment, a move toward deregulation, and the anticipated benefits of tax reform. Diversified financials companies drove sector gains, bolstered by expected growth in assets under management. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

Economic improvement and ongoing demographic trends related to the aging baby-boomer generation increased demand for healthcare, a modest contributor to the Index’s return for the reporting period. Within the sector, healthcare equipment and services companies drove gains. Although hopes for the medical device excise tax repeal faded when healthcare reform failed in Congress, a two-year delay of the tax was included in a spending bill passed in January 2018.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Financials	17.70%
Information Technology	17.54
Industrials	15.54
Consumer Discretionary	12.01
Real Estate	8.77
Health Care	8.12
Materials	7.05
Utilities	5.45
Energy	4.29
Consumer Staples	3.38
Telecommunication Services	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

MSCI Inc.	0.78%
Broadridge Financial Solutions Inc.	0.74
ABIOMED Inc.	0.71
Teleflex Inc.	0.66
IDEX Corp.	0.63
Steel Dynamics Inc.	0.60
Copart Inc.	0.59
Domino’s Pizza Inc.	0.59
Old Dominion Freight Line Inc.	0.58
Keysight Technologies Inc.	0.58

TOTAL	6.46%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.71%	12.76%	12.68%	12.71%	12.76%	12.68%
5 Years	13.54%	13.54%	13.56%	88.69%	88.68%	88.82%
10 Years	11.30%	11.29%	11.35%	191.68%	191.52%	193.08%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.10	$0.36	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 12.71%, net of fees, while the total return for the Index was 12.68%.

The healthcare sector was the largest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation increased demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. Within the sector, healthcare equipment and services drove gains. Although hopes for a repeal of the medical device excise tax faded when healthcare reform failed in Congress, a two-year delay of the tax was included in a spending bill passed in January 2018. Pharmaceuticals companies were also key contributors despite ongoing concerns that the U.S. government could scrutinize drug prices. The industry also benefited from changes in the U.S. Food and Drug Administration’s approval process.

The industrials sector was a sizable driver of the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal contributor in the sector, advancing on improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor to the Index’s performance for the reporting period. Sector gains were primarily driven by consumer spending, which was bolstered by rising wages and low unemployment.

The financials sector contributed meaningfully to the Index’s return for the reporting period, benefiting from a steadily improving economic environment, a move toward deregulation, and the anticipated benefits of tax reform. Diversified financials companies drove sector gains, advancing on expected growth in assets under management. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. In contrast, the energy sector detracted marginally from the Index’s return for the reporting period, despite rising oil prices.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Industrials	19.54%
Financials	16.89
Information Technology	15.57
Consumer Discretionary	14.98
Health Care	12.79
Real Estate	5.53
Materials	5.20
Energy	3.28
Consumer Staples	2.98
Utilities	2.21
Telecommunication Services	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Chemed Corp.	0.58%
Five Below Inc.	0.54
ASGN Inc.	0.53
Lumentum Holdings Inc.	0.53
Haemonetics Corp.	0.52
FirstCash Inc.	0.50
CACI International Inc. Class A	0.50
John Bean Technologies Corp.	0.48
Selective Insurance Group Inc.	0.47
Integra LifeSciences Holdings Corp.	0.47

TOTAL	5.12%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.88%	13.92%	13.84%	13.88%	13.92%	13.84%
5 Years	13.12%	13.14%	13.17%	85.25%	85.41%	85.60%
10 Years	9.55%	9.55%	9.66%	148.87%	148.90%	151.40%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.20	$0.15	$1,000.00	$1,024.80	$0.15	0.03%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.88%, net of fees, while the total return for the Index was 13.84%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. The technology hardware and equipment industry was another solid contributor, as new smartphone models increased investors’ optimism despite declining holiday sales.

The financials sector also significantly contributed to the Index for the reporting period, benefiting from a steadily improving economic environment, a move toward deregulation, and from anticipated benefits of tax reform. Diversified financials companies drove sector gains, advancing on expected growth in assets under management. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor to the Index’s return for the reporting period. Gains in the sector were primarily driven by consumer spending, particularly in the retail industry, which was bolstered by rising wages and low unemployment.

The healthcare and industrials sectors also contributed to the Index’s performance for the reporting period. An improving economy and ongoing demographic trends related to the aging baby-boomer generation increased demand for healthcare, while increased industrial production and manufacturing boosted performance in the industrials sector.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	23.94%
Financials	15.15
Health Care	13.29
Consumer Discretionary	12.90
Industrials	10.86
Consumer Staples	6.82
Energy	5.48
Real Estate	3.68
Materials	3.27
Utilities	2.86
Telecommunication Services	1.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Apple Inc.	3.12%
Microsoft Corp.	2.57
Amazon.com Inc.	2.13
Facebook Inc. Class A	1.40
Berkshire Hathaway Inc. Class B	1.40
JPMorgan Chase & Co.	1.38
Johnson & Johnson	1.26
Exxon Mobil Corp.	1.15
Alphabet Inc. Class C NVS	1.15
Alphabet Inc. Class A	1.14

TOTAL	16.70%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® CORE S&P U.S. GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.33%	19.39%	19.40%	19.33%	19.39%	19.40%
5 Years	14.86%	14.89%	14.95%	99.88%	100.17%	100.71%
10 Years	10.97%	10.99%	11.13%	183.26%	183.57%	187.30%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.00	$0.26	$1,000.00	$1,024.70	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 19.33%, net of fees, while the total return for the Index was 19.40%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. The technology hardware and equipment industry was another solid contributor, as new smartphone models increased investors’ optimism despite declining holiday sales.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor to the Index’s performance for the reporting period. Gains in the sector were primarily driven by consumer spending, which was bolstered by rising wages and low unemployment. The retail industry benefited from strong holiday sales and cost-cutting measures that boosted earnings amid the ongoing migration to online shopping and excess capacity in retail space.

The healthcare, industrials, and financials sectors also meaningfully contributed to the Index’s return for the reporting period. Ongoing demographic trends related to the aging baby-boomer generation increased demand for healthcare, as spending continued to rise due to increased Medicare enrollments and higher personal incomes. Meanwhile, aerospace and defense companies in the industrials sector benefited from a boost in defense spending. The financials sector gained on the anticipated benefits of deregulation and tax reform.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	39.62%
Health Care	16.50
Consumer Discretionary	15.96
Industrials	10.88
Financials	6.41
Consumer Staples	4.72
Real Estate	3.06
Materials	1.77
Utilities	0.79
Energy	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Apple Inc.	6.67%
Microsoft Corp.	5.50
Amazon.com Inc.	4.56
Facebook Inc. Class A	3.00
Alphabet Inc. Class C NVS	2.46
Alphabet Inc. Class A	2.42
Visa Inc. Class A	1.69
Home Depot Inc. (The)	1.63
UnitedHealth Group Inc.	1.62
Johnson & Johnson	1.45

TOTAL	31.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® CORE S&P U.S. VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.55%	7.53%	7.56%	7.55%	7.53%	7.56%
5 Years	10.82%	10.84%	10.92%	67.18%	67.27%	67.89%
10 Years	7.81%	7.81%	7.94%	112.13%	112.17%	114.74%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.90	$0.25	$1,000.00	$1,024.70	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 7.55%, net of fees, while the total return for the Index was 7.56%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. Banks, which were the primary source of strength within the sector, benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. The diversified financials industry was also a solid contributor to the Index’s return, as anticipation of continued growth in assets under management favored the industry.

The information technology sector also bolstered the Index’s return for the reporting period. Technology hardware and equipment companies contributed the most, reflecting strong sales of hardware and cloud-based services that drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs.

Semiconductors and semiconductor equipment companies also helped the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

Healthcare contributed modestly to the Index’s return for the reporting period, as economic improvement and ongoing demographic trends related to an aging baby-boomer generation increased demand for healthcare. Within the sector, healthcare equipment and services companies drove gains. Although hopes for a repeal of the medical device excise tax faded when healthcare reform failed in Congress, a two-year delay of the tax was included in a spending bill passed in January 2018.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Financials	24.43%
Energy	11.56
Consumer Staples	10.29
Industrials	10.28
Health Care	9.76
Consumer Discretionary	8.90
Information Technology	7.34
Utilities	5.56
Materials	4.72
Telecommunication Services	3.80
Real Estate	3.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Berkshire Hathaway Inc. Class B	3.35%
JPMorgan Chase & Co.	3.30
Exxon Mobil Corp.	2.76
Wells Fargo & Co.	2.01
AT&T Inc.	1.91
Chevron Corp.	1.90
Verizon Communications Inc.	1.72
Citigroup Inc.	1.51
Johnson & Johnson	1.38
Bank of America Corp.	1.30

TOTAL	21.14%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	3,444,609	$1,129,418,399	0.80%
Other securities[a]		2,932,068,952	2.09

		4,061,487,351	2.89
AIR FREIGHT & LOGISTICS
Other securities[a]		968,167,809	0.69

		968,167,809	0.69
AIRLINES
Other securities[a]		704,008,404	0.50

		704,008,404	0.50
AUTO COMPONENTS
Other securities[a]		242,261,167	0.17

		242,261,167	0.17
AUTOMOBILES
Other securities[a]		599,091,523	0.43

		599,091,523	0.43
BANKS
Bank of America Corp.	59,571,183	1,786,539,778	1.27
Citigroup Inc.	16,002,852	1,080,192,510	0.77
JPMorgan Chase & Co.	21,369,557	2,350,010,183	1.67
PNC Financial Services Group Inc. (The)[b]	2,936,572	444,127,149	0.32
Wells Fargo & Co.	27,334,662	1,432,609,635	1.02
Other securities[a]		2,031,347,873	1.45

		9,124,827,128	6.50
BEVERAGES
Coca-Cola Co. (The)	23,905,902	1,038,233,324	0.74
PepsiCo Inc.	8,855,041	966,527,725	0.69
Other securities[a]		699,135,445	0.50

		2,703,896,494	1.93
BIOTECHNOLOGY
AbbVie Inc.	9,925,777	939,474,793	0.67
Amgen Inc.	4,162,360	709,599,133	0.51
Other securities[a]		2,062,096,241	1.46

		3,711,170,167	2.64
BUILDING PRODUCTS
Other securities[a]		444,365,223	0.32

		444,365,223	0.32

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	770,500	$417,395,260	0.30%
Other securities[a]		3,993,185,551	2.84

		4,410,580,811	3.14
CHEMICALS
DowDuPont Inc.	14,570,128	928,262,855	0.66
Other securities[a]		2,006,383,227	1.43

		2,934,646,082	2.09
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		424,551,554	0.30

		424,551,554	0.30
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	29,996,974	1,286,570,215	0.92
Other securities[a]		213,116,362	0.15

		1,499,686,577	1.07
CONSTRUCTION & ENGINEERING
Other securities[a]		124,980,857	0.09

		124,980,857	0.09
CONSTRUCTION MATERIALS
Other securities[a]		175,396,834	0.13

		175,396,834	0.13
CONSUMER FINANCE
Other securities[a]		1,037,976,715	0.74

		1,037,976,715	0.74
CONTAINERS & PACKAGING
Other securities[a]		495,902,827	0.35

		495,902,827	0.35
DISTRIBUTORS
Other securities[a]		155,104,405	0.11

		155,104,405	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		32,652,536	0.02

		32,652,536	0.02
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	11,983,939	2,390,556,152	1.70
Other securities[a]		45,230,745	0.04

		2,435,786,897	1.74
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	38,231,241	1,362,943,742	0.97
Verizon Communications Inc.	25,703,141	1,229,124,202	0.88

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Other securities[a]		$100,391,424	0.07%

		2,692,459,368	1.92
ELECTRIC UTILITIES
Other securities[a]		2,491,947,121	1.78

		2,491,947,121	1.78
ELECTRICAL EQUIPMENT
Other securities[a]		774,208,625	0.55

		774,208,625	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		631,971,401	0.45

		631,971,401	0.45
ENERGY EQUIPMENT & SERVICES
Other securities[a]		1,098,069,277	0.78

		1,098,069,277	0.78
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		3,812,310,844	2.72

		3,812,310,844	2.72
FOOD & STAPLES RETAILING
Walmart Inc.	9,038,359	804,142,800	0.57
Other securities[a]		1,565,042,047	1.12

		2,369,184,847	1.69
FOOD PRODUCTS
Other securities[a]		1,622,753,855	1.16

		1,622,753,855	1.16
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	10,838,085	649,418,053	0.46
Medtronic PLC	8,438,820	676,962,140	0.48
Other securities[a]		2,681,150,814	1.92

		4,007,531,007	2.86
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	6,025,380	1,289,431,320	0.92
Other securities[a]		2,502,356,772	1.78

		3,791,788,092	2.70
HEALTH CARE TECHNOLOGY
Other securities[a]		114,971,776	0.08

		114,971,776	0.08
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	4,963,781	776,236,073	0.55
Other securities[a]		1,783,779,070	1.27

		2,560,015,143	1.82

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$555,088,314	0.40%

		555,088,314	0.40
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	15,697,410	1,244,490,665	0.89
Other securities[a]		814,605,038	0.58

		2,059,095,703	1.47
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		102,981,193	0.07

		102,981,193	0.07
INDUSTRIAL CONGLOMERATES
3M Co.	3,708,080	813,997,722	0.58
General Electric Co.	54,063,209	728,772,057	0.52
Honeywell International Inc.	4,682,584	676,680,214	0.48
Other securities[a]		179,871,485	0.13

		2,399,321,478	1.71
INSURANCE
Other securities[a]		3,627,232,070	2.58

		3,627,232,070	2.58
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[d]	2,502,052	3,621,319,942	2.58
Booking Holdings Inc.[d]	303,565	631,533,590	0.45
Netflix Inc.[c,d]	2,702,138	798,076,458	0.57
Other securities[a]		111,385,959	0.08

		5,162,315,949	3.68
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ad	1,858,465	1,927,488,390	1.37
Alphabet Inc. Class C NVS[c,d]	1,895,187	1,955,434,995	1.39
Facebook Inc. Class Ad	14,918,362	2,383,805,064	1.70
Other securities[a]		373,408,144	0.27

		6,640,136,593	4.73
IT SERVICES
International Business Machines Corp.	5,334,269	818,436,893	0.58

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Mastercard Inc. Class A	5,748,142	$1,006,844,553	0.72%
Visa Inc. Class Ac	11,224,111	1,342,628,158	0.96
Other securities[a]		2,841,705,925	2.02

		6,009,615,529	4.28
LEISURE PRODUCTS
Other securities[a]		85,460,132	0.06

		85,460,132	0.06
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		1,196,558,730	0.85

		1,196,558,730	0.85
MACHINERY
Other securities[a]		2,370,206,256	1.69

		2,370,206,256	1.69
MEDIA
Comcast Corp. Class A	28,860,774	986,172,648	0.70
Walt Disney Co. (The)	9,362,698	940,389,387	0.67
Other securities[a]		1,657,681,287	1.18

		3,584,243,322	2.55
METALS & MINING
Other securities[a]		398,158,154	0.28

		398,158,154	0.28
MULTI-UTILITIES
Other securities[a]		1,319,425,646	0.94

		1,319,425,646	0.94
MULTILINE RETAIL
Other securities[a]		683,787,068	0.49

		683,787,068	0.49
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	11,894,377	1,356,434,753	0.97
Exxon Mobil Corp.	26,383,834	1,968,497,855	1.40
Other securities[a]		3,612,393,352	2.57

		6,937,325,960	4.94
PERSONAL PRODUCTS
Other securities[a]		262,680,918	0.19

		262,680,918	0.19
PHARMACEUTICALS
Bristol-Myers Squibb Co.	10,165,302	642,955,352	0.46
Johnson & Johnson	16,705,215	2,140,773,302	1.53

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	16,788,255	$914,456,250	0.65%
Pfizer Inc.	37,066,339	1,315,484,371	0.94
Other securities[a]		1,372,236,487	0.97

		6,385,905,762	4.55
PROFESSIONAL SERVICES
Other securities[a]		407,083,644	0.29

		407,083,644	0.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		88,481,828	0.06

		88,481,828	0.06
ROAD & RAIL
Union Pacific Corp.	4,901,447	658,901,520	0.47
Other securities[a]		681,789,187	0.49

		1,340,690,707	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	29,140,384	1,517,631,199	1.08
NVIDIA Corp.	3,767,085	872,419,215	0.62
Texas Instruments Inc.	6,125,605	636,389,104	0.45
Other securities[a]		2,844,756,058	2.03

		5,871,195,576	4.18
SOFTWARE
Adobe Systems Inc.[d]	3,060,951	661,410,292	0.47
Microsoft Corp.	47,943,727	4,375,823,963	3.12
Oracle Corp.	18,816,249	860,843,392	0.61
Other securities[a]		2,182,353,396	1.56

		8,080,431,043	5.76
SPECIALTY RETAIL
Home Depot Inc. (The)	7,271,143	1,296,008,528	0.92
Other securities[a]		1,749,908,324	1.25

		3,045,916,852	2.17
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	31,594,042	5,300,848,367	3.78
Other securities[a]		811,274,092	0.58

		6,112,122,459	4.36
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		1,026,165,713	0.73

		1,026,165,713	0.73
TOBACCO
Altria Group Inc.	11,833,417	737,458,547	0.53

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Philip Morris International Inc.	9,670,752	$961,272,749	0.68%

		1,698,731,296	1.21
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		278,162,852	0.20

		278,162,852	0.20
WATER UTILITIES
Other securities[a]		91,205,119	0.07

		91,205,119	0.07

TOTAL COMMON STOCKS
(Cost: $122,869,635,590)		140,073,478,583	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,e,f]	655,929,215	655,929,215	0.47

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,e]	65,293,632	$65,293,632	0.05%

		721,222,847	0.52

TOTAL SHORT-TERM INVESTMENTS
(Cost: $721,231,289)		721,222,847	0.52

TOTAL INVESTMENTS IN SECURITIES
(Cost: $123,590,866,879)		140,794,701,430	100.33
Other Assets, Less Liabilities		(459,270,832)	(0.33)

NET ASSETS		$140,335,430,598	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Non-income producing security.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	629,521,768	26,407,447	[b]	—	655,929,215	$655,929,215	$3,474,720	[c]	$(193,738)	$(189,439)
BlackRock Cash Funds: Treasury, SL Agency Shares	115,213,440	—		(49,919,808)[b]	65,293,632	65,293,632	2,932,430		—	—
BlackRock Inc.	609,621	335,956		(175,077)	770,500	417,395,260	7,686,250		33,042,972	81,560,788
PNC Financial Services Group Inc. (The)	2,435,627	1,212,252		(711,307)	2,936,572	444,127,149	7,795,250		42,665,253	46,654,079

						$1,582,745,256	$21,888,650		$75,514,487	$128,025,428

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	1,915	Jun 2018	$253,067	$(10,811,020)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$140,073,478,583	$—	$—	$140,073,478,583
Money market funds	721,222,847	—	—	721,222,847

Total	$140,794,701,430	$—	$—	$140,794,701,430

Derivative financial instruments[a]
Liabilities
Futures contracts	$(10,811,020)	$—	$—	$(10,811,020)

Total	$(10,811,020)	$—	$—	$(10,811,020)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	1,487,948	$197,316,784	0.44%
Other securities[a]		468,366,061	1.05

		665,682,845	1.49
AIRLINES
Other securities[a]		168,371,479	0.38

		168,371,479	0.38
AUTO COMPONENTS
Other securities[a]		407,040,498	0.91

		407,040,498	0.91
AUTOMOBILES
Other securities[a]		145,806,026	0.33

		145,806,026	0.33
BANKS
East West Bancorp. Inc.	3,721,144	232,720,346	0.52
Signature Bank/New York NYb,c	1,382,023	196,178,165	0.44
Other securities[a]		3,212,880,723	7.19

		3,641,779,234	8.15
BEVERAGES
Other securities[a]		43,018,706	0.10

		43,018,706	0.10
BIOTECHNOLOGY
Other securities[a]		125,509,266	0.28

		125,509,266	0.28
BUILDING PRODUCTS
Lennox International Inc.	967,887	197,807,066	0.44

		197,807,066	0.44
CAPITAL MARKETS
FactSet Research Systems Inc.	1,004,649	200,347,104	0.45
MarketAxess Holdings Inc.	967,617	210,398,641	0.47
MSCI Inc.	2,318,410	346,532,743	0.78
SEI Investments Co.	3,360,649	251,746,217	0.56
Other securities[a]		820,814,470	1.84

		1,829,839,175	4.10

Security	Shares	Value	% of Net Assets
CHEMICALS
Chemours Co. (The)	4,766,901	$232,195,748	0.52%
Other securities[a]		1,022,417,295	2.29

		1,254,613,043	2.81
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[b,c]	5,196,098	264,637,271	0.59
Other securities[a]		673,498,043	1.51

		938,135,314	2.10
COMMUNICATIONS EQUIPMENT
Other securities[a]		485,180,994	1.09

		485,180,994	1.09
CONSTRUCTION & ENGINEERING
Other securities[a]		552,609,589	1.24

		552,609,589	1.24
CONSTRUCTION MATERIALS
Other securities[a]		129,449,658	0.29

		129,449,658	0.29
CONSUMER FINANCE
Other securities[a]		125,119,238	0.28

		125,119,238	0.28
CONTAINERS & PACKAGING
Other securities[a]		549,984,693	1.23

		549,984,693	1.23
DISTRIBUTORS
Other securities[a]		152,061,197	0.34

		152,061,197	0.34
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	4,762,927	179,752,865	0.40
Other securities[a]		194,984,338	0.44

		374,737,203	0.84
ELECTRIC UTILITIES
Westar Energy Inc.	3,661,700	192,568,803	0.43
Other securities[a]		730,451,023	1.64

		923,019,826	2.07
ELECTRICAL EQUIPMENT
Other securities[a]		330,889,312	0.74

		330,889,312	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.[c]	4,467,946	232,288,512	0.52
Keysight Technologies Inc.[b,c]	4,891,419	256,261,441	0.57

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Trimble Inc.[b,c]	6,391,439	$229,324,831	0.51%
Zebra Technologies Corp. Class Ab	1,370,893	190,814,597	0.43
Other securities[a]		1,203,333,583	2.70

		2,112,022,964	4.73
ENERGY EQUIPMENT & SERVICES
Other securities[a]		625,640,420	1.40

		625,640,420	1.40
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Camden Property Trust[c]	2,385,603	200,820,060	0.45
Kilroy Realty Corp.[c]	2,541,471	180,342,782	0.40
Other securities[a]		3,321,985,938	7.44

		3,703,148,780	8.29
FOOD & STAPLES RETAILING
Other securities[a]		236,967,178	0.53

		236,967,178	0.53
FOOD PRODUCTS
Ingredion Inc.	1,859,642	239,745,047	0.54
Lamb Weston Holdings Inc.	3,763,066	219,085,702	0.49
Other securities[a]		513,651,052	1.15

		972,481,801	2.18
GAS UTILITIES
Atmos Energy Corp.	2,856,550	240,635,772	0.54
UGI Corp.	4,454,116	197,851,833	0.44
Other securities[a]		488,357,266	1.09

		926,844,871	2.07
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	1,084,482	315,573,417	0.71
STERIS PLC	2,184,373	203,933,063	0.46
Teleflex Inc.	1,159,729	295,707,700	0.66
Other securities[a]		943,069,658	2.11

		1,758,283,838	3.94
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[b]	1,146,385	221,974,528	0.50
Other securities[a]		603,366,460	1.35

		825,340,988	1.85
HEALTH CARE TECHNOLOGY
Other securities[a]		154,203,461	0.34

		154,203,461	0.34

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	1,125,881	$262,960,766	0.59%
Other securities[a]		1,034,860,318	2.31

		1,297,821,084	2.90
HOUSEHOLD DURABLES
NVR Inc.[b]	88,205	246,974,000	0.55
Other securities[a]		465,016,193	1.04

		711,990,193	1.59
HOUSEHOLD PRODUCTS
Other securities[a]		91,867,594	0.21

		91,867,594	0.21
INDUSTRIAL CONGLOMERATES
Other securities[a]		166,663,105	0.37

		166,663,105	0.37
INSURANCE
Alleghany Corp.	351,000	215,668,440	0.48
American Financial Group Inc./OH	1,775,654	199,263,892	0.45
Reinsurance Group of America Inc.	1,659,991	255,638,614	0.57
WR Berkley Corp.	2,471,921	179,708,657	0.40
Other securities[a]		1,128,264,834	2.53

		1,978,544,437	4.43
INTERNET SOFTWARE & SERVICES
Other securities[a]		308,533,006	0.69

		308,533,006	0.69
IT SERVICES
Broadridge Financial Solutions Inc.	3,007,342	329,875,344	0.74
Jack Henry & Associates Inc.	1,989,077	240,578,863	0.54
Leidos Holdings Inc.	3,665,225	239,705,715	0.54
Other securities[a]		932,905,711	2.08

		1,743,065,633	3.90
LEISURE PRODUCTS
Other securities[a]		307,766,727	0.69

		307,766,727	0.69
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		458,646,317	1.03

		458,646,317	1.03
MACHINERY
Graco Inc.	4,362,173	199,438,550	0.45
IDEX Corp.	1,970,357	280,795,576	0.63

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Wabtec Corp./DEc	2,201,665	$179,215,531	0.40%
Other securities[a]		1,607,325,746	3.59

		2,266,775,403	5.07
MARINE
Other securities[a]		106,803,676	0.24

		106,803,676	0.24
MEDIA
Other securities[a]		668,809,747	1.50

		668,809,747	1.50
METALS & MINING
Steel Dynamics Inc.	6,077,483	268,746,298	0.60
Other securities[a]		759,525,890	1.70

		1,028,272,188	2.30
MULTI-UTILITIES
Other securities[a]		422,620,075	0.95

		422,620,075	0.95
MULTILINE RETAIL
Other securities[a]		89,935,400	0.20

		89,935,400	0.20
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	4,566,051	223,097,252	0.50
Other securities[a]		1,061,103,285	2.37

		1,284,200,537	2.87
PAPER & FOREST PRODUCTS
Other securities[a]		176,018,859	0.39

		176,018,859	0.39
PERSONAL PRODUCTS
Other securities[a]		162,196,645	0.36

		162,196,645	0.36
PHARMACEUTICALS
Other securities[a]		295,961,287	0.66

		295,961,287	0.66
PROFESSIONAL SERVICES
ManpowerGroup Inc.	1,703,289	196,048,564	0.44
Other securities[a]		111,435,246	0.25

		307,483,810	0.69
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	1,169,000	204,154,160	0.46

		204,154,160	0.46

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Old Dominion Freight Line Inc.[c]	1,760,162	$258,691,009	0.58%
Other securities[a]		611,430,798	1.37

		870,121,807	1.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b]	3,027,343	195,929,639	0.44
Teradyne Inc.[c]	5,031,013	229,967,604	0.51
Other securities[a]		1,100,710,871	2.47

		1,526,608,114	3.42
SOFTWARE
CDK Global Inc.[c]	3,256,273	206,252,332	0.46
Fortinet Inc.[b]	3,720,066	199,321,136	0.45
PTC Inc.[b]	2,993,622	233,532,452	0.52
Tyler Technologies Inc.[b,c]	908,028	191,557,587	0.43
Ultimate Software Group Inc. (The)[b,c]	747,727	182,221,070	0.41
Other securities[a]		463,908,959	1.04

		1,476,793,536	3.31
SPECIALTY RETAIL
Other securities[a]		857,191,534	1.92

		857,191,534	1.92
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		161,370,824	0.36

		161,370,824	0.36
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		337,299,938	0.75

		337,299,938	0.75
THRIFTS & MORTGAGE FINANCE
Other securities[a]		306,814,946	0.69

		306,814,946	0.69
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		351,570,248	0.79

		351,570,248	0.79
WATER UTILITIES
Other securities[a]		156,402,941	0.35

		156,402,941	0.35

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$67,030,579	0.15%

		67,030,579	0.15

TOTAL COMMON STOCKS
(Cost: $38,802,828,595)		44,544,923,013	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	2,442,061,800	2,442,061,800	5.47
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	55,072,486	55,072,486	0.12

		2,497,134,286	5.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,497,231,492)		2,497,134,286	5.59

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $41,300,060,087)	$47,042,057,299	105.32%
Other Assets, Less Liabilities	(2,378,075,804)	(5.32)

NET ASSETS	$44,663,981,495	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614,751,800	827,310,000	[b]	—	2,442,061,800	$2,442,061,800	$15,605,107	[c]	$(370,638)	$(699,786)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,419,300	17,653,186	[b]	—	55,072,486	55,072,486	698,563		—	—

						$2,497,134,286	$16,303,670		$(370,638)	$(699,786)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	522	Jun 2018	$98,298	$(2,247,892)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$44,544,923,013	$—	$—	$44,544,923,013
Money market funds	2,497,134,286	—	—	2,497,134,286

Total	$47,042,057,299	$—	$—	$47,042,057,299

Derivative financial instruments[a]
Liabilities
Futures contracts	$(2,247,892)	$—	$—	$(2,247,892)

Total	$(2,247,892)	$—	$—	$(2,247,892)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa,b	1,574,227	$129,732,047	0.35%
Other securities[c]		614,442,656	1.68

		744,174,703	2.03
AIR FREIGHT & LOGISTICS
Other securities[c]		254,375,272	0.69

		254,375,272	0.69
AIRLINES
SkyWest Inc.	2,514,826	136,806,534	0.37
Other securities[c]		201,769,850	0.55

		338,576,384	0.92
AUTO COMPONENTS
LCI Industries	1,214,642	126,504,964	0.35
Other securities[c]		472,917,853	1.29

		599,422,817	1.64
AUTOMOBILES
Other securities[c]		53,006,675	0.14

		53,006,675	0.14
BANKS
Columbia Banking System Inc.	3,547,159	148,803,320	0.41
Community Bank System Inc.	2,467,886	132,179,974	0.36
First Financial Bancorp.	4,719,170	138,507,639	0.38
First Financial Bankshares Inc.[b]	3,281,599	151,938,034	0.41
First Midwest Bancorp. Inc.	5,006,048	123,098,720	0.34
Glacier Bancorp. Inc.	3,854,860	147,949,527	0.40
Other securities[c]		2,183,450,527	5.96

		3,025,927,741	8.26
BEVERAGES
Other securities[c]		93,585,070	0.26

		93,585,070	0.26
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[a,b]	1,023,434	169,030,359	0.46
Other securities[c]		636,022,502	1.74

		805,052,861	2.20
BUILDING PRODUCTS
Trex Co. Inc.[a,b]	1,429,156	155,449,298	0.42

Security	Shares	Value	% of Net Assets
Other securities[c]		$667,500,591	1.83%

		822,949,889	2.25
CAPITAL MARKETS
Other securities[c]		441,456,369	1.21

		441,456,369	1.21
CHEMICALS
Balchem Corp.	1,545,140	126,315,195	0.34
Ingevity Corp.[a]	2,043,780	150,606,148	0.41
Other securities[c]		802,187,501	2.20

		1,079,108,844	2.95
COMMERCIAL SERVICES & SUPPLIES
Essendant Inc.[d]	1,892,647	14,762,647	0.04
Tetra Tech Inc.	2,713,580	132,829,741	0.36
Other securities[c]		792,634,852	2.17

		940,227,240	2.57
COMMUNICATIONS EQUIPMENT
Digi International Inc.[a,b,d]	1,352,622	13,932,007	0.04
Lumentum Holdings Inc.[a,b]	3,022,034	192,805,769	0.53
Other securities[c]		570,229,677	1.55

		776,967,453	2.12
CONSTRUCTION & ENGINEERING
Other securities[c]		145,172,739	0.40

		145,172,739	0.40
CONSTRUCTION MATERIALS
Other securities[c]		46,266,279	0.13

		46,266,279	0.13
CONSUMER FINANCE
FirstCash Inc.	2,259,710	183,601,438	0.50
Green Dot Corp. Class Aa,b	2,241,920	143,841,587	0.39
Other securities[c]		236,686,788	0.65

		564,129,813	1.54
CONTAINERS & PACKAGING
Other securities[c]		22,948,511	0.06

		22,948,511	0.06
DISTRIBUTORS
Other securities[c]		47,697,745	0.13

		47,697,745	0.13

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		$203,274,871	0.55%

		203,274,871	0.55
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		362,470,200	0.99

		362,470,200	0.99
ELECTRIC UTILITIES
Other securities[c]		100,868,004	0.28

		100,868,004	0.28
ELECTRICAL EQUIPMENT
Other securities[c]		219,715,232	0.60

		219,715,232	0.60
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		1,448,361,080	3.95

		1,448,361,080	3.95
ENERGY EQUIPMENT & SERVICES
Pioneer Energy Services Corp.[a,b,d]	3,975,669	10,734,306	0.03
Other securities[c]		624,828,824	1.70

		635,563,130	1.73
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
EastGroup Properties Inc.[b]	1,687,450	139,484,617	0.38
Other securities[c]		1,736,741,878	4.74

		1,876,226,495	5.12
FOOD & STAPLES RETAILING
Other securities[c]		101,345,997	0.28

		101,345,997	0.28
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	8,001,569	138,427,144	0.38
Other securities[c]		369,780,228	1.01

		508,207,372	1.39
GAS UTILITIES
Spire Inc.	2,346,963	169,685,425	0.46
Other securities[c]		189,824,515	0.52

		359,509,940	0.98

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Haemonetics Corp.[a,b]	2,588,600	$189,381,976	0.52%
Integra LifeSciences Holdings Corp.[a,b]	3,085,947	170,776,307	0.47
Neogen Corp.[a,b]	2,487,681	166,649,750	0.45
Surmodics Inc.[a,b,d]	661,997	25,188,986	0.07
Other securities[c]		1,012,668,550	2.76

		1,564,665,569	4.27
HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a,b]	2,308,397	131,001,530	0.36
Chemed Corp.	780,657	213,010,069	0.58
HealthEquity Inc.[a,b]	2,499,316	151,308,591	0.41
Magellan Health Inc.[a,b]	1,181,991	126,591,236	0.35
Other securities[c]		740,759,051	2.02

		1,362,670,477	3.72
HEALTH CARE TECHNOLOGY
Other securities[c]		251,839,285	0.69

		251,839,285	0.69
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	1,146,912	152,768,678	0.42
Sonic Corp.[d]	1,885,329	47,566,851	0.13
Other securities[c]		610,968,349	1.66

		811,303,878	2.21
HOUSEHOLD DURABLES
TopBuild Corp.[a,b]	1,726,040	132,076,581	0.36
Other securities[c]		641,147,337	1.75

		773,223,918	2.11
HOUSEHOLD PRODUCTS
Other securities[c]		178,135,973	0.49

		178,135,973	0.49
INDUSTRIAL CONGLOMERATES
Other securities[c]		60,737,549	0.17

		60,737,549	0.17
INSURANCE
ProAssurance Corp.	2,594,623	125,968,947	0.34
Selective Insurance Group Inc.	2,850,367	173,017,277	0.47
Other securities[c]		862,728,978	2.36

		1,161,715,202	3.17

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Shutterfly Inc.[a,b]	1,573,219	$127,824,044	0.35%
Other securities[c]		84,446,572	0.23

		212,270,616	0.58
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,b]	792,617	159,355,648	0.43
Other securities[c]		344,625,823	0.95

		503,981,471	1.38
IT SERVICES
CACI International Inc. Class Aa,b	1,195,446	180,930,752	0.49
Other securities[c]		615,421,556	1.68

		796,352,308	2.17
LEISURE PRODUCTS
Other securities[c]		184,875,275	0.50

		184,875,275	0.50
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		125,501,501	0.34

		125,501,501	0.34
MACHINERY
Barnes Group Inc.	2,378,991	142,477,771	0.39
Hillenbrand Inc.	3,050,694	140,026,855	0.38
John Bean Technologies Corp.[b]	1,534,508	174,013,207	0.47
Proto Labs Inc.[a,b]	1,215,271	142,855,106	0.39
Other securities[c]		1,512,403,353	4.13

		2,111,776,292	5.76
MARINE
Other securities[c]		59,002,639	0.16

		59,002,639	0.16
MEDIA
Other securities[c]		253,955,369	0.69

		253,955,369	0.69
METALS & MINING
Other securities[c]		333,667,265	0.91

		333,667,265	0.91
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b,d]	2,955,595	53,289,378	0.15
Other securities[c]		303,913,036	0.82

		357,202,414	0.97

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Avista Corp.	3,186,303	$163,298,029	0.45%

		163,298,029	0.45
MULTILINE RETAIL
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,380,019	143,515,146	0.39
Other securities[c]		50,024,219	0.14

		193,539,365	0.53
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,b]	3,196,882	156,743,124	0.43
Other securities[c]		407,038,874	1.11

		563,781,998	1.54
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	4,253,966	145,953,573	0.40
Other securities[c]		270,813,799	0.74

		416,767,372	1.14
PERSONAL PRODUCTS
Other securities[c]		147,312,309	0.40

		147,312,309	0.40
PHARMACEUTICALS
Other securities[c]		558,422,125	1.52

		558,422,125	1.52
PROFESSIONAL SERVICES
ASGN Inc.[a,b]	2,380,175	194,888,729	0.53
Insperity Inc.	1,794,299	124,793,495	0.34
Korn/Ferry International	2,744,024	141,564,198	0.39
Other securities[c]		481,415,474	1.31

		942,661,896	2.57
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		141,201,011	0.39

		141,201,011	0.39
ROAD & RAIL
Other securities[c]		223,993,664	0.61

		223,993,664	0.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cabot Microelectronics Corp.	1,235,282	132,311,055	0.36
Semtech Corp.[a]	3,200,386	124,975,073	0.34
Other securities[c]		1,106,232,296	3.02

		1,363,518,424	3.72

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[c]		$663,737,962	1.81%

		663,737,962	1.81
SPECIALTY RETAIL
Children’s Place Inc. (The)[d]	845,035	114,290,984	0.31
Express Inc.[a,b,d]	3,783,400	27,089,144	0.07
Five Below Inc.[a,b]	2,670,771	195,874,345	0.53
Francesca’s Holdings Corp.[a,b,d]	1,820,787	8,739,778	0.02
Kirkland’s Inc.[a,b,d]	833,339	8,075,055	0.02
Other securities[c]		1,231,959,880	3.38

		1,586,029,186	4.33
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		133,080,151	0.36

		133,080,151	0.36
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	4,664,233	134,796,334	0.37
Other securities[c]		416,527,533	1.13

		551,323,867	1.50
THRIFTS & MORTGAGE FINANCE
Other securities[c]		614,890,970	1.68

		614,890,970	1.68
TOBACCO
Other securities[c]		59,455,180	0.16

		59,455,180	0.16
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	1,866,229	136,048,094	0.37
Other securities[c]		134,691,182	0.37

		270,739,276	0.74
WATER UTILITIES
Other securities[c]		181,776,203	0.50

		181,776,203	0.50
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		14,522,281	0.04

		14,522,281	0.04

TOTAL COMMON STOCKS
(Cost: $31,747,238,238)		36,509,516,996	99.65

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	3,270,786,552	$3,270,786,552	8.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	45,183,092	45,183,092	0.12

		3,315,969,644	9.05

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,316,167,169)		3,315,969,644	9.05

TOTAL INVESTMENTS IN SECURITIES
(Cost: $35,063,405,407)		39,825,486,640	108.70
Other Assets, Less Liabilities		(3,189,098,797)	(8.70)

NET ASSETS		$36,636,387,843	100.00%

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,405,349,415	865,437,137	[b]	—	3,270,786,552	$3,270,786,552	$34,030,767	[c]	$(306,523)	$(858,640)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,489,714	32,693,378	[b]	—	45,183,092	45,183,092	476,901		—	—
Children’s Place Inc. (The)	759,673	271,453		(186,091)	845,035	114,290,984	1,241,295		5,743,423	6,366,959
Digi International Inc.	1,143,688	447,633		(238,699)	1,352,622	13,932,007	—		(289,353)	(1,584,123)
Essendant Inc.	1,613,593	601,981		(322,927)	1,892,647	14,762,647	968,583		(4,001,471)	(8,785,379)
Express Inc.	3,350,091	3,068,963		(2,635,654)	3,783,400	27,089,144	—		(26,084,135)	17,983,872
Francesca’s Holdings Corp.	1,611,913	767,653		(558,779)	1,820,787	8,739,778	—		(7,517,029)	(9,826,463)
Kirkland’s Inc.	620,159	358,997		(145,817)	833,339	8,075,055	—		(607,242)	(1,406,550)
PennyMac Mortgage Investment Trust	—	3,270,341		(314,746)	2,955,595	53,289,378	—		321,074	4,802,552
Pioneer Energy Services Corp.	3,339,755	1,727,224		(1,091,310)	3,975,669	10,734,306	—		(4,058,036)	(576,187)
Sonic Corp.	1,854,047	604,669		(573,387)	1,885,329	47,566,851	1,130,839		1,622,483	(1,555,400)
Surmodics Inc.	557,322	209,495		(104,820)	661,997	25,188,986	—		454,937	8,201,685
Vitamin Shoppe Inc.[d]	1,027,188	785,786		(644,513)	1,168,461	5,082,805	—		(19,769,585)	3,062,206

						$3,644,721,585	$37,848,385		$(54,491,457)	$15,824,532

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.
[d]	Not an affiliate at the end of the year.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-Mini	1,540	Jun 2018	$117,902	$(1,472,616)

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$36,509,513,506	$—	$3,490	$36,509,516,996
Money market funds	3,315,969,644	—	—	3,315,969,644

Total	$39,825,483,150	$—	$3,490	$39,825,486,640

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,472,616)	$—	$—	$(1,472,616)

Total	$(1,472,616)	$—	$—	$(1,472,616)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	261,451	$85,724,554	0.66%
Other securities[a]		256,936,656	1.99

		342,661,210	2.65
AIR FREIGHT & LOGISTICS
Other securities[a]		80,858,265	0.62

		80,858,265	0.62
AIRLINES
Other securities[a]		61,047,343	0.47

		61,047,343	0.47
AUTO COMPONENTS
Other securities[a]		52,713,085	0.41

		52,713,085	0.41
AUTOMOBILES
Other securities[a]		64,240,155	0.50

		64,240,155	0.50
BANKS
Bank of America Corp.	4,529,562	135,841,564	1.05
Citigroup Inc.	1,216,356	82,104,030	0.63
JPMorgan Chase & Co.	1,620,986	178,259,830	1.38
PNC Financial Services Group Inc. (The)[b]	228,036	34,488,165	0.27
Wells Fargo & Co.	2,077,487	108,881,094	0.84
Other securities[a]		316,181,261	2.44

		855,755,944	6.61
BEVERAGES
Coca-Cola Co. (The)	1,822,936	79,170,110	0.61
PepsiCo Inc.	669,613	73,088,259	0.56
Other securities[a]		57,283,469	0.45

		209,541,838	1.62
BIOTECHNOLOGY
AbbVie Inc.	759,083	71,847,206	0.55
Amgen Inc.	317,081	54,055,969	0.42
Other securities[a]		260,334,218	2.01

		386,237,393	2.98
BUILDING PRODUCTS
Other securities[a]		57,272,054	0.44

		57,272,054	0.44

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	58,445	$31,660,825	0.24%
Other securities[a]		362,375,663	2.80

		394,036,488	3.04
CHEMICALS
DowDuPont Inc.	1,112,700	70,890,117	0.55
Other securities[a]		209,243,378	1.61

		280,133,495	2.16
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		68,019,074	0.53

		68,019,074	0.53
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,281,343	97,846,801	0.76
Other securities[a]		55,112,127	0.42

		152,958,928	1.18
CONSTRUCTION & ENGINEERING
Other securities[a]		25,459,469	0.20

		25,459,469	0.20
CONSTRUCTION MATERIALS
Other securities[a]		17,757,524	0.14

		17,757,524	0.14
CONSUMER FINANCE
Other securities[a]		97,708,674	0.75

		97,708,674	0.75
CONTAINERS & PACKAGING
Other securities[a]		56,965,642	0.44

		56,965,642	0.44
DISTRIBUTORS
Other securities[a]		15,387,883	0.12

		15,387,883	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		22,615,655	0.17

		22,615,655	0.17
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	906,694	180,867,319	1.40
Other securities[a]		8,869,695	0.07

		189,737,014	1.47
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,902,790	103,484,463	0.80
Verizon Communications Inc.	1,953,813	93,431,338	0.72

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Other securities[a]		$15,512,542	0.12%

		212,428,343	1.64
ELECTRIC UTILITIES
Other securities[a]		211,541,249	1.63

		211,541,249	1.63
ELECTRICAL EQUIPMENT
Other securities[a]		74,596,339	0.58

		74,596,339	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		113,793,039	0.88

		113,793,039	0.88
ENERGY EQUIPMENT & SERVICES
Other securities[a]		107,671,747	0.83

		107,671,747	0.83
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		455,324,856	3.52

		455,324,856	3.52
FOOD & STAPLES RETAILING
Walmart Inc.	684,561	60,905,392	0.47
Other securities[a]		131,372,007	1.01

		192,277,399	1.48
FOOD PRODUCTS
Other securities[a]		158,027,350	1.22

		158,027,350	1.22
GAS UTILITIES
Other securities[a]		21,070,975	0.16

		21,070,975	0.16
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	821,227	49,207,922	0.38
Medtronic PLC	644,434	51,696,495	0.40
Other securities[a]		267,358,301	2.06

		368,262,718	2.84
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	455,405	97,456,670	0.75
Other securities[a]		222,617,174	1.72

		320,073,844	2.47
HEALTH CARE TECHNOLOGY
Other securities[a]		23,092,455	0.18

		23,092,455	0.18

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	373,828	$58,459,223	0.45%
Other securities[a]		206,069,352	1.59

		264,528,575	2.04
HOUSEHOLD DURABLES
Other securities[a]		66,892,942	0.52

		66,892,942	0.52
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,187,741	94,164,107	0.73
Other securities[a]		67,949,785	0.52

		162,113,892	1.25
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		14,530,937	0.11

		14,530,937	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	281,202	61,729,463	0.48
General Electric Co.	4,121,465	55,557,348	0.43
Honeywell International Inc.	357,529	51,666,516	0.40
Other securities[a]		17,172,450	0.13

		186,125,777	1.44
INSURANCE
Other securities[a]		362,336,157	2.80

		362,336,157	2.80
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	190,023	275,027,889	2.12
Booking Holdings Inc.[c]	23,110	48,077,813	0.37
Netflix Inc.[c]	205,785	60,778,600	0.47
Other securities[a]		21,022,788	0.17

		404,907,090	3.13
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	141,445	146,698,267	1.13
Alphabet Inc. Class C NVS[c]	143,756	148,326,003	1.15
Facebook Inc. Class Ac	1,133,689	181,152,165	1.40
Other securities[a]		93,675,093	0.72

		569,851,528	4.40
IT SERVICES
International Business Machines Corp.	404,425	62,050,928	0.48

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Mastercard Inc. Class A	436,438	$76,446,480	0.59%
Visa Inc. Class A	854,363	102,198,902	0.79
Other securities[a]		301,216,732	2.33

		541,913,042	4.19
LEISURE PRODUCTS
Other securities[a]		15,389,473	0.12

		15,389,473	0.12
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		106,299,551	0.82

		106,299,551	0.82
MACHINERY
Other securities[a]		270,024,270	2.09

		270,024,270	2.09
MARINE
Other securities[a]		2,591,974	0.02

		2,591,974	0.02
MEDIA
Comcast Corp. Class A	2,186,978	74,729,038	0.58
Walt Disney Co. (The)	710,332	71,345,746	0.55
Other securities[a]		189,863,677	1.46

		335,938,461	2.59
METALS & MINING
Other securities[a]		59,464,223	0.46

		59,464,223	0.46
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	17,833	321,529	0.00
Other securities[a]		29,284,270	0.23

		29,605,799	0.23
MULTI-UTILITIES
Other securities[a]		109,089,186	0.84

		109,089,186	0.84
MULTILINE RETAIL
Other securities[a]		55,414,903	0.43

		55,414,903	0.43
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	899,570	102,586,963	0.79
Exxon Mobil Corp.	1,999,036	149,148,076	1.15
Other securities[a]		348,208,265	2.69

		599,943,304	4.63

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$8,196,721	0.06%

		8,196,721	0.06
PERSONAL PRODUCTS
Other securities[a]		29,157,577	0.23

		29,157,577	0.23
PHARMACEUTICALS
Bristol-Myers Squibb Co.	771,033	48,767,837	0.38
Johnson & Johnson	1,267,420	162,419,873	1.25
Merck & Co. Inc.	1,276,326	69,521,477	0.54
Pfizer Inc.	2,789,929	99,014,580	0.76
Other securities[a]		132,823,327	1.03

		512,547,094	3.96
PROFESSIONAL SERVICES
Other securities[a]		60,686,142	0.47

		60,686,142	0.47
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,594,962	0.15

		19,594,962	0.15
ROAD & RAIL
Union Pacific Corp.	369,910	49,727,001	0.38
Other securities[a]		73,514,851	0.57

		123,241,852	0.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,212,140	115,208,251	0.89
NVIDIA Corp.	286,040	66,244,004	0.51
Texas Instruments Inc.	464,646	48,272,073	0.37
Other securities[a]		283,008,973	2.19

		512,733,301	3.96
SOFTWARE
Adobe Systems Inc.[c]	232,298	50,194,952	0.39
Microsoft Corp.	3,637,273	331,973,907	2.56
Oracle Corp.	1,426,264	65,251,578	0.50
Other securities[a]		282,996,180	2.19

		730,416,617	5.64
SPECIALTY RETAIL
Home Depot Inc. (The)	546,863	97,472,861	0.75
Other securities[a]		175,099,829	1.35

		272,572,690	2.10

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	2,398,375	$402,399,357	3.11%
Other securities[a]		67,955,755	0.52

		470,355,112	3.63
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		95,389,166	0.74

		95,389,166	0.74
THRIFTS & MORTGAGE FINANCE
Other securities[a]		27,046,746	0.21

		27,046,746	0.21
TOBACCO
Altria Group Inc.	895,924	55,833,984	0.43
Philip Morris International Inc.	733,075	72,867,655	0.56
Other securities[a]		1,554,176	0.02

		130,255,815	1.01
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		47,960,216	0.37

		47,960,216	0.37
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,388,162	0.01

		1,388,162	0.01
WATER UTILITIES
Other securities[a]		13,655,479	0.11

		13,655,479	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		13,132,522	0.10

		13,132,522	0.10

TOTAL COMMON STOCKS
(Cost: $11,009,220,991)		12,914,558,705	99.74

RIGHTS

ELECTRICAL EQUIPMENT
Other securities[a]		47,735	0.00

		47,735	0.00
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		2,769	0.00

		2,769	0.00

TOTAL RIGHTS
(Cost: $0)		50,504	0.00

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[a]		$—	0.00%

		—	0.00
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		328	0.00

		328	0.00

TOTAL WARRANTS
(Cost: $0)		328	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	314,387,201	314,387,201	2.43
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	15,815,552	15,815,552	0.12

		330,202,753	2.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $330,227,153)		330,202,753	2.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,339,448,144)		13,244,812,290	102.29
Other Assets, Less Liabilities		(296,180,892)	(2.29)

NET ASSETS		$12,948,631,398	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	196,300,437	118,086,764	[b]	—	314,387,201	$314,387,201	$3,295,741	[c]	$(86,587)	$(77,188)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,368,493	1,447,059	[b]	—	15,815,552	15,815,552	239,843		—	—
BlackRock Inc.	39,097	24,417		(5,069)	58,445	31,660,825	542,199		1,204,357	6,935,664
PennyMac Mortgage Investment Trust	15,837	3,032		(1,036)	17,833	321,529	30,787		1,855	4,561
PNC Financial Services Group Inc. (The)	160,422	89,391		(21,777)	228,036	34,488,165	556,915		1,335,121	4,934,534

						$396,673,272	$4,665,485		$2,454,746	$11,797,571

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	234	Jun 2018	$30,923	$(1,128,518)
S&P MidCap 400 E-Mini	18	Jun 2018	3,390	(66,429)

Total				$(1,194,947)

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common stocks	$12,914,503,248	$—		$55,457	$12,914,558,705
Rights	—	50,504		—	50,504
Warrants	328	0	[a]	—	328
Money market funds	330,202,753	—		—	330,202,753

Total	$13,244,706,329	$50,504		$55,457	$13,244,812,290

Derivative financial instruments[b]
Liabilities
Futures contracts	$(1,194,947)	$—		$—	$(1,194,947)

Total	$(1,194,947)	$—		$—	$(1,194,947)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	159,765	$52,383,748	1.42%
Other securities[a]		69,401,740	1.88

		121,785,488	3.30
AIR FREIGHT & LOGISTICS
Other securities[a]		21,737,908	0.59

		21,737,908	0.59
AIRLINES
Other securities[a]		9,408,104	0.25

		9,408,104	0.25
AUTO COMPONENTS
Other securities[a]		11,459,745	0.31

		11,459,745	0.31
AUTOMOBILES
Other securities[a]		1,628,043	0.04

		1,628,043	0.04
BANKS
Bank of America Corp.	1,326,311	39,776,067	1.08
Other securities[a]		22,335,446	0.60

		62,111,513	1.68
BEVERAGES
Coca-Cola Co. (The)	498,996	21,671,396	0.59
PepsiCo Inc.	201,273	21,968,948	0.59
Other securities[a]		24,066,971	0.65

		67,707,315	1.83
BIOTECHNOLOGY
AbbVie Inc.	460,391	43,576,008	1.18
Amgen Inc.	113,900	19,417,672	0.53
Celgene Corp.[b]	217,219	19,378,107	0.52
Gilead Sciences Inc.	245,932	18,540,813	0.50
Other securities[a]		40,153,221	1.09

		141,065,821	3.82
BUILDING PRODUCTS
Other securities[a]		11,437,574	0.31

		11,437,574	0.31
CAPITAL MARKETS
BlackRock Inc.[c]	21,137	11,450,336	0.31
Charles Schwab Corp. (The)	346,116	18,074,177	0.49

Security	Shares	Value	% of Net Assets
Other securities[a]		$90,366,996	2.45%

		119,891,509	3.25
CHEMICALS
Other securities[a]		50,477,467	1.37

		50,477,467	1.37
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		23,840,620	0.65

		23,840,620	0.65
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	640,034	27,451,059	0.74
Other securities[a]		7,863,697	0.22

		35,314,756	0.96
CONSTRUCTION & ENGINEERING
Other securities[a]		1,725,583	0.05

		1,725,583	0.05
CONSTRUCTION MATERIALS
Other securities[a]		5,286,841	0.14

		5,286,841	0.14
CONSUMER FINANCE
Other securities[a]		12,602,087	0.34

		12,602,087	0.34
CONTAINERS & PACKAGING
Other securities[a]		6,525,665	0.18

		6,525,665	0.18
DISTRIBUTORS
Other securities[a]		3,654,634	0.10

		3,654,634	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,542,074	0.10

		3,542,074	0.10
ELECTRIC UTILITIES
Other securities[a]		14,845,893	0.40

		14,845,893	0.40
ELECTRICAL EQUIPMENT
Other securities[a]		15,718,253	0.43

		15,718,253	0.43
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		41,065,067	1.11

		41,065,067	1.11

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Other securities[a]		$578,328	0.02%

		578,328	0.02
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	127,276	18,498,294	0.50
Other securities[a]		88,735,078	2.40

		107,233,372	2.90
FOOD & STAPLES RETAILING
Other securities[a]		830,017	0.02

		830,017	0.02
FOOD PRODUCTS
Other securities[a]		13,733,129	0.37

		13,733,129	0.37
GAS UTILITIES
Other securities[a]		1,329,399	0.04

		1,329,399	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	502,693	30,121,365	0.82
Becton Dickinson and Co.	76,902	16,664,663	0.45
Other securities[a]		109,181,070	2.95

		155,967,098	4.22
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	279,455	59,803,370	1.62
Other securities[a]		44,676,904	1.21

		104,480,274	2.83
HEALTH CARE TECHNOLOGY
Other securities[a]		6,673,304	0.18

		6,673,304	0.18
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	230,234	36,003,993	0.97
Other securities[a]		66,191,941	1.80

		102,195,934	2.77
HOUSEHOLD DURABLES
Other securities[a]		19,905,156	0.54

		19,905,156	0.54
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	269,396	21,357,715	0.58
Other securities[a]		18,594,891	0.50

		39,952,606	1.08

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$1,442,054	0.04%

		1,442,054	0.04
INDUSTRIAL CONGLOMERATES
3M Co.	171,986	37,754,367	1.02
Honeywell International Inc.	128,155	18,519,679	0.50
Other securities[a]		9,267,640	0.25

		65,541,686	1.77
INSURANCE
Other securities[a]		40,785,788	1.10

		40,785,788	1.10
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	116,059	167,976,833	4.55
Booking Holdings Inc.[b]	14,069	29,269,007	0.79
Netflix Inc.[b]	125,347	37,021,236	1.00
Other securities[a]		2,779,251	0.08

		237,046,327	6.42
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	86,222	89,424,285	2.42
Alphabet Inc. Class C NVS[b]	87,907	90,701,564	2.46
Facebook Inc. Class Ab	691,966	110,569,247	2.99
Other securities[a]		18,354,710	0.50

		309,049,806	8.37
IT SERVICES
Accenture PLC Class A	112,197	17,222,239	0.47
Mastercard Inc. Class A	266,619	46,700,984	1.26
PayPal Holdings Inc.[b]	325,837	24,721,253	0.67
Visa Inc. Class A	520,638	62,278,718	1.69
Other securities[a]		78,378,026	2.12

		229,301,220	6.21
LEISURE PRODUCTS
Other securities[a]		4,443,462	0.12

		4,443,462	0.12
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	83,561	17,252,004	0.47
Other securities[a]		33,491,537	0.90

		50,743,541	1.37

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$71,623,882	1.94%

		71,623,882	1.94
MEDIA
Charter Communications Inc. Class Ab	53,742	16,725,585	0.45
Comcast Corp. Class A	669,315	22,870,494	0.62
Walt Disney Co. (The)	204,121	20,501,913	0.56
Other securities[a]		6,557,292	0.17

		66,655,284	1.80
METALS & MINING
Other securities[a]		1,623,201	0.04

		1,623,201	0.04
MULTI-UTILITIES
Other securities[a]		8,201,086	0.22

		8,201,086	0.22
MULTILINE RETAIL
Other securities[a]		9,870,767	0.27

		9,870,767	0.27
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		10,032,007	0.27

		10,032,007	0.27
PAPER & FOREST PRODUCTS
Other securities[a]		1,217,518	0.03

		1,217,518	0.03
PERSONAL PRODUCTS
Other securities[a]		10,213,592	0.28

		10,213,592	0.28
PHARMACEUTICALS
Bristol-Myers Squibb Co.	297,034	18,787,401	0.51
Johnson & Johnson	418,419	53,620,395	1.45
Pfizer Inc.	790,852	28,067,338	0.76
Other securities[a]		48,992,576	1.33

		149,467,710	4.05
PROFESSIONAL SERVICES
Other securities[a]		7,211,521	0.19

		7,211,521	0.19
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		5,569,070	0.15

		5,569,070	0.15

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Union Pacific Corp.	118,197	$15,889,223	0.43%
Other securities[a]		27,370,177	0.74

		43,259,400	1.17
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	303,446	16,874,632	0.46
Broadcom Ltd.	118,571	27,941,256	0.76
Intel Corp.	770,432	40,124,099	1.09
Micron Technology Inc.[b]	333,971	17,413,248	0.47
NVIDIA Corp.	174,729	40,465,489	1.10
Texas Instruments Inc.	284,135	29,518,785	0.80
Other securities[a]		65,131,719	1.75

		237,469,228	6.43
SOFTWARE
Adobe Systems Inc.[b]	141,979	30,678,822	0.83
Microsoft Corp.	2,223,769	202,963,397	5.49
Oracle Corp.	445,119	20,364,194	0.55
salesforce.com Inc.[b]	198,163	23,046,357	0.62
Other securities[a]		81,239,082	2.21

		358,291,852	9.70
SPECIALTY RETAIL
Home Depot Inc. (The)	337,255	60,112,331	1.63
Other securities[a]		38,824,669	1.05

		98,937,000	2.68
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,465,418	245,867,832	6.66
Other securities[a]		4,771,598	0.13

		250,639,430	6.79
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	251,123	16,684,612	0.45
Other securities[a]		12,535,918	0.34

		29,220,530	0.79
THRIFTS & MORTGAGE FINANCE
Other securities[a]		1,090,316	0.03

		1,090,316	0.03
TOBACCO
Altria Group Inc.	307,367	19,155,111	0.52
Philip Morris International Inc.	224,297	22,295,122	0.60

		41,450,233	1.12

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$8,104,086	0.22%

		8,104,086	0.22
WATER UTILITIES
Other securities[a]		3,388,752	0.09

		3,388,752	0.09

TOTAL COMMON STOCKS
(Cost: $3,279,433,938)		3,687,600,926	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	19,432,035	19,432,035	0.52
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	3,276,788	3,276,788	0.09

		22,708,823	0.61

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,710,456)		22,708,823	0.61

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,302,144,394)	$3,710,309,749	100.45%
Other Assets, Less Liabilities	(16,636,343)	(0.45)

NET ASSETS	$3,693,673,406	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,113,234	9,318,801	[b]	—	19,432,035	$19,432,035	$137,145	[c]	$(15,286)	$(1,679)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,279,003	1,997,785	[b]	—	3,276,788	3,276,788	45,832		—	—
BlackRock Inc.	8,340	16,331		(3,534)	21,137	11,450,336	152,755		381,112	1,862,209

						$34,159,159	$335,732		$365,826	$1,860,530

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts S&P 500 E-Mini	43	Jun 2018	$5,682	$(227,782)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,687,571,605	$—	$29,321	$3,687,600,926
Money market funds	22,708,823	—	—	22,708,823

Total	$3,710,280,428	$—	$29,321	$3,710,309,749

Derivative financial instruments[a]
Liabilities
Futures contracts	$(227,782)	$—	$—	$(227,782)

Total	$(227,782)	$—	$—	$(227,782)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	222,233	$27,961,356	0.81%
Other securities[a]		48,712,710	1.42

		76,674,066	2.23
AIR FREIGHT & LOGISTICS
Other securities[a]		24,016,135	0.70

		24,016,135	0.70
AIRLINES
Other securities[a]		25,985,543	0.76

		25,985,543	0.76
AUTO COMPONENTS
Other securities[a]		4,492,926	0.13

		4,492,926	0.13
AUTOMOBILES
Other securities[a]		28,790,050	0.84

		28,790,050	0.84
BANKS
Bank of America Corp.	1,486,389	44,576,806	1.30
Citigroup Inc.	767,864	51,830,820	1.51
JPMorgan Chase & Co.	1,025,374	112,760,379	3.28
PNC Financial Services Group Inc. (The)[b]	140,898	21,309,414	0.62
U.S. Bancorp.	468,860	23,677,430	0.69
Wells Fargo & Co.	1,311,618	68,741,899	2.00
Other securities[a]		92,920,787	2.71

		415,817,535	12.11
BEVERAGES
Coca-Cola Co. (The)	630,905	27,400,204	0.80
PepsiCo Inc.	216,688	23,651,495	0.69
Other securities[a]		9,159,610	0.26

		60,211,309	1.75
BIOTECHNOLOGY
Amgen Inc.	81,882	13,959,243	0.41
Other securities[a]		19,686,930	0.57

		33,646,173	0.98
BUILDING PRODUCTS
Other securities[a]		11,901,790	0.35

		11,901,790	0.35

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	301,682	$15,545,673	0.45%
BlackRock Inc.[b]	15,108	8,184,306	0.24
Goldman Sachs Group Inc. (The)	105,563	26,587,097	0.77
Morgan Stanley	412,231	22,243,985	0.65
Other securities[a]		36,088,942	1.05

		108,650,003	3.16
CHEMICALS
DowDuPont Inc.	699,122	44,541,063	1.30
Other securities[a]		58,778,369	1.71

		103,319,432	3.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		6,562,908	0.19

		6,562,908	0.19
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	777,255	33,336,467	0.97
Other securities[a]		7,845,544	0.23

		41,182,011	1.20
CONSTRUCTION & ENGINEERING
Other securities[a]		10,803,332	0.31

		10,803,332	0.31
CONSTRUCTION MATERIALS
Other securities[a]		4,447,402	0.13

		4,447,402	0.13
CONSUMER FINANCE
Capital One Financial Corp.	145,286	13,921,304	0.41
Other securities[a]		24,304,146	0.70

		38,225,450	1.11
CONTAINERS & PACKAGING
Other securities[a]		23,396,878	0.68

		23,396,878	0.68
DISTRIBUTORS
Other securities[a]		5,404,546	0.16

		5,404,546	0.16
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,287,601	0.07

		2,287,601	0.07

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	575,018	$114,704,590	3.34%
Other securities[a]		2,130,415	0.06

		116,835,005	3.40
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,834,476	65,399,069	1.90
Verizon Communications Inc.	1,233,324	58,977,554	1.72
Other securities[a]		4,775,429	0.14

		129,152,052	3.76
ELECTRIC UTILITIES
Duke Energy Corp.	209,179	16,205,097	0.47
Other securities[a]		98,724,361	2.88

		114,929,458	3.35
ELECTRICAL EQUIPMENT
Other securities[a]		24,760,927	0.72

		24,760,927	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		12,304,130	0.36

		12,304,130	0.36
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	413,490	26,785,882	0.78
Other securities[a]		32,089,296	0.93

		58,875,178	1.71
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		113,983,144	3.32

		113,983,144	3.32
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	131,187	24,719,566	0.72
CVS Health Corp.	303,114	18,856,722	0.55
Walgreens Boots Alliance Inc.	254,554	16,665,650	0.49
Walmart Inc.	433,688	38,585,221	1.12
Other securities[a]		16,785,511	0.49

		115,612,670	3.37
FOOD PRODUCTS
Mondelez International Inc. Class A	444,372	18,543,643	0.54
Other securities[a]		56,385,265	1.64

		74,928,908	2.18

Security	Shares	Value	% of Net Assets
GAS UTILITIES
Other securities[a]		$9,373,752	0.27%

		9,373,752	0.27
HEALTH CARE EQUIPMENT & SUPPLIES
Danaher Corp.	183,413	17,957,967	0.52
Medtronic PLC	230,794	18,514,295	0.54
Other securities[a]		14,839,155	0.43

		51,311,417	1.49
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		83,547,704	2.43

		83,547,704	2.43
HEALTH CARE TECHNOLOGY
Other securities[a]		324,768	0.01

		324,768	0.01
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		31,928,227	0.93

		31,928,227	0.93
HOUSEHOLD DURABLES
Other securities[a]		14,391,754	0.42

		14,391,754	0.42
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	474,530	37,620,738	1.10
Other securities[a]		20,940,284	0.61

		58,561,022	1.71
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		3,533,488	0.10

		3,533,488	0.10
INDUSTRIAL CONGLOMERATES
General Electric Co.	2,594,135	34,968,940	1.02
Other securities[a]		14,335,881	0.42

		49,304,821	1.44
INSURANCE
American International Group Inc.	268,595	14,616,940	0.43
Chubb Ltd.	138,657	18,964,118	0.55
MetLife Inc.	309,718	14,212,959	0.41
Other securities[a]		106,243,645	3.10

		154,037,662	4.49

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		$2,506,303	0.07%

		2,506,303	0.07
INTERNET SOFTWARE & SERVICES
Other securities[a]		2,460,679	0.07

		2,460,679	0.07
IT SERVICES
International Business Machines Corp.	255,960	39,271,943	1.14
Other securities[a]		31,996,789	0.94

		71,268,732	2.08
LEISURE PRODUCTS
Other securities[a]		3,152,968	0.09

		3,152,968	0.09
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		10,305,190	0.30

		10,305,190	0.30
MACHINERY
Other securities[a]		66,125,248	1.93

		66,125,248	1.93
MARINE
Other securities[a]		1,232,508	0.04

		1,232,508	0.04
MEDIA
Comcast Corp. Class A	692,416	23,659,855	0.69
Time Warner Inc.	232,998	22,036,951	0.64
Walt Disney Co. (The)	238,107	23,915,467	0.70
Other securities[a]		41,355,365	1.20

		110,967,638	3.23
METALS & MINING
Other securities[a]		29,357,029	0.86

		29,357,029	0.86
MULTI-UTILITIES
Other securities[a]		59,818,579	1.74

		59,818,579	1.74
MULTILINE RETAIL
Other securities[a]		23,761,123	0.69

		23,761,123	0.69
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	570,730	65,086,049	1.90
ConocoPhillips	350,932	20,806,758	0.61
Exxon Mobil Corp.	1,265,980	94,454,768	2.75

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	228,615	$14,850,830	0.43%
Other securities[a]		141,611,161	4.12

		336,809,566	9.81
PAPER & FOREST PRODUCTS
Other securities[a]		810,217	0.02

		810,217	0.02
PERSONAL PRODUCTS
Other securities[a]		3,978,836	0.12

		3,978,836	0.12
PHARMACEUTICALS
Allergan PLC	98,688	16,608,204	0.48
Johnson & Johnson	368,731	47,252,878	1.38
Merck & Co. Inc.	507,492	27,643,089	0.80
Pfizer Inc.	960,418	34,085,235	0.99
Other securities[a]		29,083,409	0.85

		154,672,815	4.50
PROFESSIONAL SERVICES
Other securities[a]		15,645,405	0.46

		15,645,405	0.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		900,269	0.03

		900,269	0.03
ROAD & RAIL
Union Pacific Corp.	112,886	15,175,265	0.44
Other securities[a]		14,476,033	0.42

		29,651,298	0.86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	601,258	31,313,517	0.91
QUALCOMM Inc.	287,486	15,929,599	0.46
Other securities[a]		6,478,547	0.19

		53,721,663	1.56
SOFTWARE
Oracle Corp.	442,409	20,240,212	0.59
Other securities[a]		14,039,191	0.41

		34,279,403	1.00
SPECIALTY RETAIL
Other securities[a]		53,780,628	1.57

		53,780,628	1.57

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$35,820,816	1.04%

		35,820,816	1.04
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		23,140,764	0.67

		23,140,764	0.67
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,432,638	0.07

		2,432,638	0.07
TOBACCO
Altria Group Inc.	249,832	15,569,530	0.46
Philip Morris International Inc.	232,012	23,061,993	0.67

		38,631,523	1.13
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		9,073,023	0.26

		9,073,023	0.26
WATER UTILITIES
Other securities[a]		2,687,823	0.08

		2,687,823	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		768,274	0.02

		768,274	0.02

TOTAL COMMON STOCKS
(Cost: $3,358,321,084)		3,421,272,135	99.63

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	32,013,467	$32,013,466	0.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	4,882,215	4,882,215	0.14

		36,895,681	1.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,898,519)		36,895,681	1.07

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,395,219,603)		3,458,167,816	100.70
Other Assets, Less Liabilities		(24,017,763)	(0.70)

NET ASSETS		$3,434,150,053	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,702,769	22,310,698	[b]	—	32,013,467	$32,013,466	$136,765	[c]	$(7,809)	$(3,179)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,866,301	2,015,914	[b]	—	4,882,215	4,882,215	58,865		—	—
BlackRock Inc.	10,414	12,217		(7,523)	15,108	8,184,306	152,106		414,978	1,852,648
PNC Financial Services Group Inc. (The)	81,551	95,960		(36,613)	140,898	21,309,414	313,959		664,951	2,905,049

						$66,389,401	$661,695		$1,072,120	$4,754,518

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	55	Jun 2018	$7,268	$(198,593)
S&P MidCap 400 E-Mini	28	Jun 2018	5,273	(109,652)

Total				$(308,245)

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common stocks	$3,421,272,124	$0	[a]	$11	$3,421,272,135
Money market funds	36,895,681	—		—	36,895,681

Total	$3,458,167,805	$0	[a]	$11	$3,458,167,816

Derivative financial instruments[b]
Liabilities
Futures contracts	$(308,245)	$—		$—	$(308,245)

Total	$(308,245)	$—		$—	$(308,245)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$122,240,456,987	$38,802,828,595	$31,421,295,033
Affiliated (Note 2)	1,350,409,892	2,497,231,492	3,642,110,374

Total cost of investments in securities	$123,590,866,879	$41,300,060,087	$35,063,405,407

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$139,211,956,174	$44,544,923,013	$36,185,847,860
Affiliated (Note 2)	1,582,745,256	2,497,134,286	3,639,638,780
Cash pledged to broker for futures contracts	11,218,800	3,955,100	5,989,010
Cash	47,152,787	12,397,920	4,709,576
Receivables:
Investment securities sold	1,354,495	—	119,991,960
Dividends and interest	143,542,504	45,780,051	43,524,667
Capital shares sold	233,160	9,147,354	6,364,615

Total Assets	140,998,203,176	47,113,337,724	40,006,066,468

LIABILITIES
Payables:
Investment securities purchased	—	4,156,345	96,198,658
Collateral for securities on loan (Note 1)	656,062,287	2,442,533,717	3,271,277,060
Capital shares redeemed	1,562,648	—	—
Investment advisory fees (Note 2)	5,147,643	2,666,167	2,202,907

Total Liabilities	662,772,578	2,449,356,229	3,369,678,625

NET ASSETS	$140,335,430,598	$44,663,981,495	$36,636,387,843

Net assets consist of:
Paid-in capital	$124,573,067,273	$39,756,378,626	$32,873,624,460
Undistributed net investment income	18,582,825	56,782,194	13,668,716
Accumulated net realized loss	(1,449,243,031)	(888,928,645)	(1,011,513,950)
Net unrealized appreciation	17,193,023,531	5,739,749,320	4,760,608,617

NET ASSETS	$140,335,430,598	$44,663,981,495	$36,636,387,843

Shares outstanding[b]	529,150,000	238,200,000	475,500,000

Net asset value per share	$265.21	$187.51	$77.05

[a]	Securities on loan with values of $646,688,054, $2,411,320,870 and $3,226,940,151, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$10,960,611,943	$3,269,857,037	$3,334,982,744
Affiliated (Note 2)	378,836,201	32,287,357	60,236,859

Total cost of investments in securities	$11,339,448,144	$3,302,144,394	$3,395,219,603

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,848,139,018	$3,676,150,590	$3,391,778,415
Affiliated (Note 2)	396,673,272	34,159,159	66,389,401
Cash pledged to broker for futures contracts	1,658,790	277,620	549,190
Cash	3,301,236	768,122	899,174
Receivables:
Investment securities sold	383,247	—	1,741,275
Due from custodian (Note 4)	6,942	—	—
Dividends and interest	13,395,796	1,886,725	4,961,280
Capital shares sold	316,875	28,975	—
Tax reclaims	—	—	102

Total Assets	13,263,875,176	3,713,271,191	3,466,318,837

LIABILITIES
Payables:
Investment securities purchased	6,942	—	—
Collateral for securities on loan (Note 1)	314,495,872	19,442,789	32,023,991
Capital shares redeemed	405,007	—	—
Investment advisory fees (Note 2)	335,957	154,996	144,793

Total Liabilities	315,243,778	19,597,785	32,168,784

NET ASSETS	$12,948,631,398	$3,693,673,406	$3,434,150,053

Net assets consist of:
Paid-in capital	$11,241,581,282	$3,372,111,391	$3,428,590,958
Undistributed net investment income	623,149	—	2,554,903
Accumulated net realized loss	(197,742,232)	(86,375,558)	(59,635,776)
Net unrealized appreciation	1,904,169,199	407,937,573	62,639,968

NET ASSETS	$12,948,631,398	$3,693,673,406	$3,434,150,053

Shares outstanding[b]	214,300,000	67,700,000	64,700,000

Net asset value per share	$60.42	$54.56	$53.08

[a]	Securities on loan with values of $310,430,371, $19,173,762 and $31,471,850, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,555,705,566	$631,406,598	$427,602,595
Dividends — affiliated (Note 2)	18,413,930	698,563	3,817,618
Interest — unaffiliated	91,255	17,626	13,860
Securities lending income — affiliated — net (Note 2)	3,474,720	15,605,107	34,030,767

Total investment income	2,577,685,471	647,727,894	465,464,840

EXPENSES
Investment advisory fees (Note 2)	51,925,165	29,103,281	23,194,395
Proxy fees	2,363,696	866,959	653,494

Total expenses	54,288,861	29,970,240	23,847,889

Net investment income	2,523,396,610	617,757,654	441,616,951

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(587,278,374)	(159,577,085)	(240,339,930)
Investments — affiliated (Note 2)	(611,567)	(370,638)	(64,697,194)
In-kind redemptions — unaffiliated	10,230,157,428	2,539,075,277	3,085,044,621
In-kind redemptions — affiliated (Note 2)	76,126,054	—	10,205,737
Futures contracts	64,632,464	13,934,083	7,348,145

Net realized gain	9,783,026,005	2,393,061,637	2,797,561,379

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	3,572,916,502	1,240,625,623	689,418,376
Investments — affiliated (Note 2)	128,025,428	(699,786)	15,824,532
Futures contracts	(10,641,732)	(2,631,449)	(1,823,798)

Net change in unrealized appreciation/depreciation	3,690,300,198	1,237,294,388	703,419,110

Net realized and unrealized gain	13,473,326,203	3,630,356,025	3,500,980,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,996,722,813	$4,248,113,679	$3,942,597,440

[a]	Net of foreign withholding tax of $ —, $228,268 and $48,331, respectively.

See notes to financial statements.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$203,612,559	$42,547,832	$63,668,367
Dividends — affiliated (Note 2)	1,369,744	198,587	524,930
Interest — unaffiliated	7,664	1,346	2,003
Securities lending income — affiliated — net (Note 2)	3,295,741	137,145	136,765

Total investment income	208,285,708	42,884,910	64,332,065

EXPENSES
Investment advisory fees (Note 2)	3,314,642	1,420,625	1,302,383
Proxy fees	183,974	46,730	41,113

Total expenses	3,498,616	1,467,355	1,343,496

Net investment income	204,787,092	41,417,555	62,988,569

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(103,794,393)	(22,025,058)	(7,664,945)
Investments — affiliated (Note 2)	(102,290)	(15,703)	227,809
In-kind redemptions — unaffiliated	466,249,080	166,480,811	104,976,686
In-kind redemptions — affiliated (Note 2)	2,557,036	381,529	844,311
Futures contracts	6,194,263	1,062,523	1,674,535

Net realized gain	371,103,696	145,884,102	100,058,396

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	793,611,047	289,190,796	(6,262,239)
Investments — affiliated (Note 2)	11,797,571	1,860,530	4,754,518
Futures contracts	(1,202,922)	(225,421)	(319,458)

Net change in unrealized appreciation/depreciation	804,205,696	290,825,905	(1,827,179)

Net realized and unrealized gain	1,175,309,392	436,710,007	98,231,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,380,096,484	$478,127,562	$161,219,786

[a]	Net of foreign withholding tax of $11,658, $1,177 and $866, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,523,396,610	$1,694,451,464	$617,757,654	$467,794,507
Net realized gain	9,783,026,005	2,529,463,876	2,393,061,637	1,275,334,175
Net change in unrealized appreciation/depreciation	3,690,300,198	9,121,732,590	1,237,294,388	4,155,293,578

Net increase in net assets resulting from operations	15,996,722,813	13,345,647,930	4,248,113,679	5,898,422,260

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,509,664,632)	(1,717,738,388)	(560,979,759)	(536,139,428)

Total distributions to shareholders	(2,509,664,632)	(1,717,738,388)	(560,979,759)	(536,139,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,004,532,867	29,385,088,896	9,519,471,168	12,461,432,242
Cost of shares redeemed	(29,978,069,211)	(10,292,344,455)	(7,777,125,697)	(5,172,152,054)

Net increase in net assets from capital share transactions	25,026,463,656	19,092,744,441	1,742,345,471	7,289,280,188

INCREASE IN NET ASSETS	38,513,521,837	30,720,653,983	5,429,479,391	12,651,563,020

NET ASSETS
Beginning of year	101,821,908,761	71,101,254,778	39,234,502,104	26,582,939,084

End of year	$140,335,430,598	$101,821,908,761	$44,663,981,495	$39,234,502,104

Undistributed net investment income included in net assets at end of year	$18,582,825	$—	$56,782,194	$—

SHARES ISSUED AND REDEEMED
Shares sold	213,900,000	132,500,000	52,650,000	77,200,000
Shares redeemed	(114,000,000)	(47,350,000)	(43,500,000)	(32,550,000)

Net increase in shares outstanding	99,900,000	85,150,000	9,150,000	44,650,000

See notes to financial statements.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2018	Year ended March 31, 2017[a]	Year ended March 31, 2018	Year ended March 31, 2017[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$441,616,951	$308,156,977	$204,787,092	$104,695,475
Net realized gain	2,797,561,379	1,390,104,309	371,103,696	32,681,171
Net change in unrealized appreciation/depreciation	703,419,110	3,067,636,623	804,205,696	764,751,994

Net increase in net assets resulting from operations	3,942,597,440	4,765,897,909	1,380,096,484	902,128,640

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(427,948,235)	(315,168,163)	(204,971,946)	(106,763,679)

Total distributions to shareholders	(427,948,235)	(315,168,163)	(204,971,946)	(106,763,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,257,965,488	12,880,471,943	4,839,407,965	3,722,112,153
Cost of shares redeemed	(7,104,361,059)	(4,674,100,323)	(1,101,019,173)	(181,570,852)

Net increase in net assets from capital share transactions	3,153,604,429	8,206,371,620	3,738,388,792	3,540,541,301

INCREASE IN NET ASSETS	6,668,253,634	12,657,101,366	4,913,513,330	4,335,906,262

NET ASSETS
Beginning of year	29,968,134,209	17,311,032,843	8,035,118,068	3,699,211,806

End of year	$36,636,387,843	$29,968,134,209	$12,948,631,398	$8,035,118,068

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$13,668,716	$—	$623,149	$(6,695)

SHARES ISSUED AND REDEEMED
Shares sold	138,600,000	171,000,000	84,050,000	72,100,000
Shares redeemed	(96,000,000)	(45,500,000)	(18,500,000)	(2,650,000)

Net increase in shares outstanding	42,600,000	125,500,000	65,550,000	69,450,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
[b]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Year ended March 31, 2018	Year ended March 31, 2017[a]	Year ended March 31, 2018	Year ended March 31, 2017[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,417,555	$15,823,432	$62,988,569	$22,893,491
Net realized gain	145,884,102	7,326,609	100,058,396	29,127,834
Net change in unrealized appreciation/depreciation	290,825,905	142,160,285	(1,827,179)	112,851,903

Net increase in net assets resulting from operations	478,127,562	165,310,326	161,219,786	164,873,228

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,763,141)	(16,059,709)	(60,945,095)	(23,561,593)

Total distributions to shareholders	(41,763,141)	(16,059,709)	(60,945,095)	(23,561,593)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,224,933,694	938,664,535	2,092,462,962	974,883,348
Cost of shares redeemed	(624,995,530)	(297,827,469)	(451,296,470)	(144,027,119)

Net increase in net assets from capital share transactions	1,599,938,164	640,837,066	1,641,166,492	830,856,229

INCREASE IN NET ASSETS	2,036,302,585	790,087,683	1,741,441,183	972,167,864

NET ASSETS
Beginning of year	1,657,370,821	867,283,138	1,692,708,870	720,541,006

End of year	$3,693,673,406	$1,657,370,821	$3,434,150,053	$1,692,708,870

Undistributed net investment income included in net assets at end of year	$—	$9	$2,554,903	$13

SHARES ISSUED AND REDEEMED
Shares sold	43,800,000	20,900,000	39,500,000	19,750,000
Shares redeemed	(11,850,000)	(6,550,000)	(8,350,000)	(3,000,000)

Net increase in shares outstanding	31,950,000	14,350,000	31,150,000	16,750,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
[b]	Share transactions reflect a three-for-one stock split effective after the close of trading on July 22, 2016.

See notes to financial statements.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$237.21	$206.63	$207.87	$188.12	$157.51

Income from investment operations:
Net investment income[a]	5.00	4.53	4.28	4.01	3.51
Net realized and unrealized gain (loss)[b]	27.90	30.49	(0.76)	19.69	30.53

Total from investment operations	32.90	35.02	3.52	23.70	34.04

Less distributions from:
Net investment income	(4.90)	(4.44)	(4.76)	(3.95)	(3.43)

Total distributions	(4.90)	(4.44)	(4.76)	(3.95)	(3.43)

Net asset value, end of year	$265.21	$237.21	$206.63	$207.87	$188.12

Total return	13.95%	17.12%	1.74%[c]	12.66%	21.79%

Ratios/Supplemental data:
Net assets, end of year (000s)	$140,335,431	$101,821,909	$71,101,255	$68,743,107	$54,366,052
Ratio of expenses to average net assets	0.04%	0.05%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	1.94%	2.05%	2.09%	2.00%	2.02%
Portfolio turnover rate[d]	4%	5%	4%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 1.73%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$171.29	$144.16	$151.99	$137.47	$115.10

Income from investment operations:
Net investment income[a]	2.69	2.35	2.16	1.99	1.74
Net realized and unrealized gain (loss)[b]	15.96	27.42	(7.77)	14.51	22.45

Total from investment operations	18.65	29.77	(5.61)	16.50	24.19

Less distributions from:
Net investment income	(2.43)	(2.64)	(2.22)	(1.98)	(1.82)

Total distributions	(2.43)	(2.64)	(2.22)	(1.98)	(1.82)

Net asset value, end of year	$187.51	$171.29	$144.16	$151.99	$137.47

Total return	10.95%	20.81%	(3.67)%	12.09%	21.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$44,663,981	$39,234,502	$26,582,939	$25,860,947	$20,641,055
Ratio of expenses to average net assets	0.07%	0.09%	0.12%	0.13%	0.14%
Ratio of net investment income to average net assets	1.49%	1.49%	1.50%	1.40%	1.39%
Portfolio turnover rate[c]	10%	14%	15%	15%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$69.23	$56.31	$59.02	$55.08	$43.59

Income from investment operations:
Net investment income[b]	0.98	0.87	0.81	0.74	0.59
Net realized and unrealized gain (loss)[c]	7.78	12.90	(2.70)	3.95	11.49

Total from investment operations	8.76	13.77	(1.89)	4.69	12.08

Less distributions from:
Net investment income	(0.94)	(0.85)	(0.82)	(0.75)	(0.59)

Total distributions	(0.94)	(0.85)	(0.82)	(0.75)	(0.59)

Net asset value, end of year	$77.05	$69.23	$56.31	$59.02	$55.08

Total return	12.71%	24.56%	(3.19)%	8.61%	27.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$36,636,388	$29,968,134	$17,311,033	$16,184,535	$14,254,909
Ratio of expenses to average net assets	0.07%	0.09%	0.12%	0.13%	0.14%
Ratio of net investment income to average net assets	1.33%	1.38%	1.44%	1.33%	1.18%
Portfolio turnover rate[d]	12%	13%	17%	14%	11%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$54.02	$46.65	$47.35	$42.87	$35.81

Income from investment operations:
Net investment income[b]	1.09	1.00	0.96	0.89	0.78
Net realized and unrealized gain (loss)[c]	6.37	7.33	(0.73)	4.42	7.01

Total from investment operations	7.46	8.33	0.23	5.31	7.79

Less distributions from:
Net investment income	(1.06)	(0.96)	(0.93)	(0.83)	(0.73)

Total distributions	(1.06)	(0.96)	(0.93)	(0.83)	(0.73)

Net asset value, end of year	$60.42	$54.02	$46.65	$47.35	$42.87

Total return	13.88%	18.02%	0.51%	12.47%	21.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,948,631	$8,035,118	$3,699,212	$2,183,014	$1,187,449
Ratio of expenses to average net assets	0.03%	0.03%	0.05%	0.07%	0.07%
Ratio of net investment income to average net assets	1.85%	1.99%	2.08%	1.95%	1.96%
Portfolio turnover rate[d]	8%	8%	14%	4%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$46.36	$40.53	$40.55	$35.54	$29.21

Income from investment operations:
Net investment income[b]	0.76	0.65	0.61	0.55	0.45
Net realized and unrealized gain (loss)[c]	8.16	5.77	(0.08)	4.99	6.32

Total from investment operations	8.92	6.42	0.53	5.54	6.77

Less distributions from:
Net investment income	(0.72)	(0.59)	(0.55)	(0.53)	(0.44)

Total distributions	(0.72)	(0.59)	(0.55)	(0.53)	(0.44)

Net asset value, end of year	$54.56	$46.36	$40.53	$40.55	$35.54

Total return	19.33%	15.98%	1.31%	15.67%	23.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,693,673	$1,657,371	$867,283	$587,963	$472,624
Ratio of expenses to average net assets	0.05%	0.06%	0.08%	0.12%	0.25%
Ratio of net investment income to average net assets	1.46%	1.51%	1.52%	1.44%	1.36%
Portfolio turnover rate[d]	24%	43%	14%	13%	15%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$50.45	$42.89	$44.94	$42.13	$35.45

Income from investment operations:
Net investment income[b]	1.28	1.12	1.04	0.97	0.81
Net realized and unrealized gain (loss)[c]	2.51	7.45	(1.97)	2.74	6.70

Total from investment operations	3.79	8.57	(0.93)	3.71	7.51

Less distributions from:
Net investment income	(1.16)	(1.01)	(1.12)	(0.90)	(0.83)

Total distributions	(1.16)	(1.01)	(1.12)	(0.90)	(0.83)

Net asset value, end of year	$53.08	$50.45	$42.89	$44.94	$42.13

Total return	7.55%	20.18%	(2.05)%	8.83%	21.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,434,150	$1,692,709	$720,541	$889,785	$587,712
Ratio of expenses to average net assets	0.05%	0.06%	0.08%	0.11%	0.25%
Ratio of net investment income to average net assets	2.42%	2.36%	2.41%	2.20%	2.10%
Portfolio turnover rate[d]	27%	49%	18%	13%	13%

[a]	Per share amounts reflect a three-for-one stock split effective after the close of trading on July 22, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth	Diversified
Core S&P U.S. Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P 500
Barclays Capital Inc.	$1,700,299	$1,700,299	$—
BNP Paribas Prime Brokerage International Ltd.	49,618,612	49,618,612	—
BNP Paribas Securities Corp.	308,140	308,140	—
Citigroup Global Markets Inc.	98,692,394	98,692,394	—
Credit Suisse Securities (USA) LLC	7,849,969	7,849,969	—
Deutsche Bank Securities Inc.	23,131,530	23,131,530	—
Goldman Sachs & Co.	74,716,300	74,716,300	—
HSBC Bank PLC	5,181,361	5,181,361	—
Jefferies LLC	65,135	65,135	—
JPMorgan Securities LLC	150,136,439	150,136,439	—
Merrill Lynch, Pierce, Fenner & Smith	60,504,444	60,504,444	—
Mizuho Securities USA Inc.	8,133,242	8,133,242	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	61,114,882	61,114,882	—
National Financial Services LLC	7,551,775	7,551,775	—
Nomura Securities International Inc.	27,921	27,921	—
Scotia Capital (USA) Inc.	10,324,566	10,324,566	—
State Street Bank & Trust Company	14,034,438	14,034,438	—
UBS AG	16,044,843	16,044,843	—
UBS Securities LLC	35,636,238	35,636,238	—
Wells Fargo Securities LLC	21,915,526	21,915,526	—

	$646,688,054	$646,688,054	$—

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Mid-Cap
Barclays Capital Inc.	$22,151,211	$22,151,211	$—
BMO Capital Markets	11,700	11,700	—
BNP Paribas New York Branch	48,155,858	48,037,345	(118,513)
BNP Paribas Prime Brokerage International Ltd.	36,968,408	36,968,408	—
BNP Paribas Securities Corp.	7,415,210	7,415,210	—
Citigroup Global Markets Inc.	358,594,558	358,594,558	—
Credit Suisse Securities (USA) LLC	70,655,003	70,655,003	—
Deutsche Bank Securities Inc.	104,300,444	104,300,444	—
Goldman Sachs & Co.	467,354,609	467,354,609	—
HSBC Bank PLC	39,889,826	39,889,826	—
Jefferies LLC	8,406,292	8,406,292	—
JPMorgan Securities LLC	439,080,758	439,080,758	—
Merrill Lynch, Pierce, Fenner & Smith	188,676,211	188,676,211	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	383,369,338	383,369,338	—
National Financial Services LLC	21,708,760	21,708,760	—
Nomura Securities International Inc.	29,320,168	29,320,168	—
RBC Capital Markets LLC	17,392	17,392	—
Scotia Capital (USA) Inc.	8,158,775	8,158,775	—
SG Americas Securities LLC	1,145,581	1,145,581	—
State Street Bank & Trust Company	33,032,255	33,032,255	—
UBS AG	7,771,018	7,771,018	—
UBS Securities LLC	37,509,314	37,498,204	(11,110)
Wells Fargo Securities LLC	97,628,181	97,628,181	—

	$2,411,320,870	$2,411,191,247	$(129,623)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Small-Cap
Barclays Capital Inc.	$84,443,124	$84,050,185	$(392,939)
BNP Paribas New York Branch	24,060,100	24,060,100	—
BNP Paribas Prime Brokerage International Ltd.	45,819,432	45,819,432	—
BNP Paribas Securities Corp.	57,648,357	56,957,207	(691,150)
Citigroup Global Markets Inc.	261,046,366	261,046,366	—
Credit Suisse Securities (USA) LLC	124,384,819	124,384,819	—
Deutsche Bank Securities Inc.	137,274,114	137,274,114	—
Goldman Sachs & Co.	573,543,085	573,543,085	—
HSBC Bank PLC	32,138,044	32,138,044	—
Jefferies LLC	26,788,185	26,788,185	—
JPMorgan Securities LLC	514,775,299	514,775,299	—
Merrill Lynch, Pierce, Fenner & Smith	264,444,846	264,444,846	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	592,529,463	592,529,463	—
National Financial Services LLC	175,407,411	175,407,411	—
Nomura Securities International Inc.	28,553,840	28,553,840	—
Scotia Capital (USA) Inc.	20,376,576	20,376,576	—
SG Americas Securities LLC	26,467,834	26,467,834	—
State Street Bank & Trust Company	114,611,094	114,611,094	—
UBS AG	6,094,974	6,094,974	—
UBS Securities LLC	78,418,502	78,418,502	—
Wells Fargo Securities LLC	38,114,686	38,114,686	—

	$3,226,940,151	$3,225,856,062	$(1,084,089)

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Total U.S. Stock Market
Barclays Capital Inc.	$5,576,575	$5,576,575	$—
BMO Capital Markets	5,637	5,623	(14)
BNP Paribas New York Branch	2,319,041	2,319,041	—
BNP Paribas Prime Brokerage International Ltd.	27,876,501	27,806,541	(69,960)
BNP Paribas Securities Corp.	3,044,780	3,044,780	—
Citigroup Global Markets Inc.	52,672,244	52,672,244	—
Credit Suisse Securities (USA) LLC	9,903,589	9,903,589	—
Deutsche Bank Securities Inc.	14,206,627	14,206,627	—
Goldman Sachs & Co.	35,496,218	35,496,218	—
HSBC Bank PLC	7,730,118	7,730,118	—
Jefferies LLC	600,189	600,189	—
JPMorgan Securities LLC	47,644,243	47,644,243	—
Merrill Lynch, Pierce, Fenner & Smith	30,799,614	30,799,614	—
Mizuho Securities USA Inc.	425,578	425,578	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	49,885,274	49,885,274	—
National Financial Services LLC	915,599	915,599	—
Nomura Securities International Inc.	49,493	49,493	—
Scotia Capital (USA) Inc.	1,737,768	1,737,768	—
SG Americas Securities LLC	125,486	118,623	(6,863)
State Street Bank & Trust Company	7,862,123	7,862,123	—
UBS AG	2,596,560	2,596,560	—
UBS Securities LLC	4,052,242	4,052,242	—
Wells Fargo Securities LLC	4,904,872	4,904,872	—

	$310,430,371	$310,353,534	$(76,837)

Core S&P U.S. Growth
BNP Paribas Prime Brokerage International Ltd.	$155,423	$155,423	$—
Citigroup Global Markets Inc.	3,396,330	3,396,330	—
Credit Suisse Securities (USA) LLC	1,194,724	1,194,724	—
Deutsche Bank Securities Inc.	1,130,346	1,130,346	—
Goldman Sachs & Co.	2,441,640	2,441,640	—
JPMorgan Securities LLC	4,884,945	4,884,945	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,212,702	3,212,702	—
National Financial Services LLC	170,295	170,295	—
State Street Bank & Trust Company	5,122	5,122	—
UBS AG	789	789	—
UBS Securities LLC	339,102	339,102	—
Wells Fargo Securities LLC	2,242,344	2,242,344	—

	$19,173,762	$19,173,762	$—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P U.S. Value
Barclays Capital Inc.	$17,153	$17,153	$—
BNP Paribas New York Branch	108,491	108,491	—
BNP Paribas Securities Corp.	1,055,323	1,048,949	(6,374)
Citigroup Global Markets Inc.	4,374,445	4,374,445	—
Credit Suisse Securities (USA) LLC	1,507	1,501	(6)
Deutsche Bank Securities Inc.	3,267,292	3,267,292	—
Goldman Sachs & Co.	5,179,351	5,179,351	—
HSBC Bank PLC	7,922	7,922	—
JPMorgan Securities LLC	6,683,798	6,683,798	—
Merrill Lynch, Pierce, Fenner & Smith	291,107	291,107	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,755,249	8,755,249	—
National Financial Services LLC	2,410	2,410	—
Nomura Securities International Inc.	6,162	6,162	—
State Street Bank & Trust Company	574,169	572,492	(1,677)
UBS AG	1,008,318	1,008,318	—
UBS Securities LLC	117,583	117,583	—
Wells Fargo Securities LLC	21,570	21,570	—

	$31,471,850	$31,463,793	$(8,057)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.05
Core S&P U.S. Value	0.05

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,603,108
Core S&P Mid-Cap	6,848,627
Core S&P Small-Cap	13,894,877
Core S&P Total U.S. Stock Market	1,371,406
Core S&P U.S. Growth	58,890
Core S&P U.S. Value	60,489

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$2,152,185,132	$641,069,137
Core S&P Mid-Cap	1,406,636,091	879,703,477
Core S&P Small-Cap	568,359,459	1,072,291,571
Core S&P Total U.S. Stock Market	44,185,990	23,469,061
Core S&P U.S. Growth	299,797,304	507,061,117
Core S&P U.S. Value	566,541,820	436,014,198

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$5,711,968,677	$5,239,298,160
Core S&P Mid-Cap	5,526,682,876	4,218,988,472
Core S&P Small-Cap	4,900,395,347	4,137,745,239
Core S&P Total U.S. Stock Market	1,006,260,628	883,073,470
Core S&P U.S. Growth	707,131,928	675,893,920
Core S&P U.S. Value	718,394,636	697,742,866

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$54,816,047,929	$29,636,734,725
Core S&P Mid-Cap	9,256,343,559	7,554,259,862
Core S&P Small-Cap	9,938,856,721	6,921,296,411
Core S&P Total U.S. Stock Market	4,801,357,924	1,091,799,356
Core S&P U.S. Growth	2,210,866,491	623,620,431
Core S&P U.S. Value	2,076,213,172	447,761,418

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$10,811,020	$2,247,892	$1,472,616

Liabilities
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,194,947	$227,782	$308,245

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Futures contracts	$64,632,464	$13,934,083	$7,348,145

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Futures contracts	$(10,641,732)	$(2,631,449)	$(1,823,798)

	Net Realized Gain (Loss)
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Futures contracts	$6,194,263	$1,062,523	$1,674,535

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Futures contracts	$(1,202,922)	$(225,421)	$(319,458)

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Average notional value of contracts purchased	$241,700,403	$67,319,496	$74,165,566

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Average notional value of contracts purchased	$27,933,139	$4,265,689	$7,549,789

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET	RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT	RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/ Accumulated Net Realized Loss
Core S&P 500	$9,189,128,780	$4,850,847	$(9,193,979,627)
Core S&P Mid-Cap	2,304,996,284	4,299	(2,305,000,583)
Core S&P Small-Cap	2,859,004,818	—	(2,859,004,818)
Core S&P Total U.S. Stock Market	447,773,665	814,698	(448,588,363)
Core S&P U.S. Growth	108,848,783	345,577	(109,194,360)
Core S&P U.S. Value	93,612,342	511,416	(94,123,758)

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Core S&P 500
Ordinary income	$2,509,664,632	$1,717,738,388

Core S&P Mid-Cap
Ordinary income	$560,979,759	$536,139,428

Core S&P Small-Cap
Ordinary income	$427,948,235	$315,168,163

Core S&P Total U.S. Stock Market
Ordinary income	$204,971,946	$106,763,679

Core S&P U.S. Growth
Ordinary income	$41,763,141	$16,059,709

Core S&P U.S. Value
Ordinary income	$60,945,095	$23,561,593

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core S&P 500	$18,582,825	$(150,374,966)	$15,894,155,466	$—	$15,762,363,325
Core S&P Mid-Cap	56,782,194	(130,714,157)	4,981,534,832	—	4,907,602,869
Core S&P Small-Cap	13,668,716	(52,297,035)	3,801,391,702	—	3,762,763,383
Core S&P Total U.S. Stock Market	568,261	(115,464,160)	1,821,946,015	—	1,707,050,116
Core S&P U.S. Growth	—	(77,247,194)	398,809,209	—	321,562,015
Core S&P U.S. Value	2,554,903	(12,829,303)	17,797,690	(1,964,195)	5,559,095

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the timing and recognition of partnership income.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Core S&P 500	$70,699,076	$79,675,890	$150,374,966
Core S&P Mid-Cap	130,714,157	—	130,714,157
Core S&P Small-Cap	52,297,035	—	52,297,035
Core S&P Total U.S. Stock Market	113,165,436	2,298,724	115,464,160
Core S&P U.S. Growth	61,326,366	15,920,828	77,247,194
Core S&P U.S. Value	—	12,829,303	12,829,303

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P Mid-Cap	$140,472,793
Core S&P Small-Cap	110,912,078
Core S&P U.S. Value	24,484,674

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$124,900,545,964	$22,762,067,869	$(6,867,912,403)	$15,894,155,466
Core S&P Mid-Cap	42,060,522,467	8,247,493,632	(3,265,958,800)	4,981,534,832
Core S&P Small-Cap	36,024,094,938	6,836,130,887	(3,034,739,185)	3,801,391,702
Core S&P Total U.S. Stock Market	11,422,866,275	2,226,162,431	(404,216,416)	1,821,946,015
Core S&P U.S. Growth	3,311,500,540	451,937,760	(53,128,551)	398,809,209
Core S&P U.S. Value	3,440,370,126	225,991,171	(208,193,481)	17,797,690

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF,

iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Core S&P 500	$2,457,151,625
Core S&P Mid-Cap	493,915,170
Core S&P Small-Cap	339,417,081
Core S&P Total U.S. Stock Market	189,310,178
Core S&P U.S. Growth	39,492,104
Core S&P U.S. Value	61,388,557

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Core S&P 500	89.98%
Core S&P Mid-Cap	75.33
Core S&P Small-Cap	75.92
Core S&P Total U.S. Stock Market	83.93
Core S&P U.S. Growth	88.87
Core S&P U.S. Value	89.28

TAX INFORMATION	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$4.854087	$—	$0.048004	$4.902091	99%	—%	1%	100%
Core S&P Mid-Cap	2.275507	—	0.153240	2.428747	94	—	6	100
Core S&P Small-Cap	0.902126	—	0.034238	0.936364	96	—	4	100
Core S&P Total U.S. Stock Market	1.038527	—	0.019329	1.057856	98	—	2	100
Core S&P U.S. Growth	0.707590	—	0.009900	0.717490	99	—	1	100
Core S&P U.S. Value	1.138885	—	0.021562	1.160447	98	—	2	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	571	43.26%
At NAV	251	19.02
Less than 0.0% and Greater than –0.5%	498	37.72

	1,320	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	674	51.06
At NAV	224	16.97
Less than 0.0% and Greater than –0.5%	421	31.89

	1,320	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	717	54.32%
At NAV	158	11.97
Less than 0.0% and Greater than –0.5%	445	33.71

	1,320	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,025	77.65%
At NAV	136	10.30
Less than 0.0% and Greater than –0.5%	159	12.05

	1,320	100.00%

iShares Core S&P U.S. Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	741	56.13%
At NAV	159	12.05
Less than 0.0% and Greater than –0.5%	420	31.82

	1,320	100.00%

iShares Core S&P U.S. Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	765	57.95
At NAV	159	12.05
Less than 0.0% and Greater than –0.5%	395	29.92

	1,320	100.00%

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2017 was USD 13.36 million. This figure is comprised of fixed remuneration of USD 5.32 million and variable remuneration of USD 8.03 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 1.87 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 348.06 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of BFA’s financial year ending December 31, 2017 was USD 4.17 million. This figure is comprised of fixed remuneration of USD 1.66 million and variable remuneration of USD 2.51 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 583.22 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 108.65 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of BFA’s financial year ending December 31, 2017 was USD 3.42 million. This figure is comprised of fixed remuneration of USD 1.36 million and variable remuneration of USD 2.06 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 478.68 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 89.17 thousand.

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

GENERAL INFORMATION	93

Notes:

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-302-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12 months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL 100 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.97%	14.31%	13.81%	13.97%	14.31%	13.81%
5 Years	9.12%	9.13%	8.97%	54.68%	54.79%	53.64%
10 Years	5.20%	5.23%	5.04%	65.95%	66.45%	63.59%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.60	$2.04	$1,000.00	$1,022.90	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL 100 ETF

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.97%, net of fees, while the total return for the Index was 13.81%.

U.S. stocks, which comprised more than 60% of the Index on average during the reporting period, contributed the most to the Index’s performance. Strong corporate profits, solid economic growth, low interest rates, deregulation, and corporate tax cuts helped U.S. equity markets reach record highs by January 2018. However, concern about potential wage inflation, faster-than-expected interest rate increases by the Fed, and a possible trade war between the U.S. and China led to a stock market retreat in the final two months of the reporting period.

Other developed market equities followed a similar trajectory, with many markets reaching record highs early in 2018 — or in Japan’s case, touching its highest level in 26 years — before stumbling at the end of the reporting period. Another example was the U.K., which was a significant contributor to the Index’s return. Other European equity markets also contributed modestly to the Index’s return, led by France, Switzerland, and Germany. In Asia, Japanese and South Korean stocks were sources of strength. Economic growth and corporate profits improved in Japan, France, Switzerland, and Germany, while in South Korea the rate of growth swung from a seven-year high in the third quarter of 2017 to a nine-year low in the fourth quarter. Currency gains relative to the U.S. dollar were also positive for performance in both the Asian and European markets.

In sector terms, information technology stocks contributed the most to the Index’s return for the reporting period. Performance in the sector was led by large-capitalization U.S. companies with strong earnings growth driven by increased demand for mobile devices, cloud computing, and streaming media. The strong contribution from the internet and direct marketing retail industry within the consumer discretionary sector resulted from similar trends. Financials stocks were also significant contributors to performance, led by banks, which were direct beneficiaries of reduced regulation and stronger economic growth. Industrials was the only sector to detract modestly from the Index’s return, reflecting poor performance by industrial conglomerates.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	25.12%
Financials	15.80
Consumer Discretionary	12.33
Consumer Staples	12.18
Health Care	12.06
Energy	9.31
Industrials	6.26
Materials	3.77
Telecommunication Services	1.75
Utilities	0.88
Real Estate	0.54

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	62.17%
United Kingdom	10.38
Germany	5.72
Switzerland	5.47
France	5.42
Japan	4.72
South Korea	1.93
Spain	1.92
Netherlands	1.68
Australia	0.59

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.78%[a]	14.35%	13.59%	13.78%[a]	14.35%	13.59%
5 Years	7.98%	8.13%	7.04%	46.76%	47.83%	40.49%
Since Inception	(13.83)%	(13.76)%	(14.91)%	(76.64)%	(76.46)%	(79.34)%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,068.50	$2.37	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.78%, net of fees, while the total return for the Index was 13.59%.

Global investments in clean energy grew in 2017, recovering from a decrease in the prior year. Demand for renewable energy remained strong during the reporting period, particularly from businesses implementing sustainability campaigns. As the cost of renewable energy continued to decline, an increasing proportion of sales came from voluntary customers rather than mandate-driven purchases.

On a geographic basis, the United States, which comprised approximately 28% of the Index on average during the reporting period, was the largest contributor to the Index’s return. Despite a political environment that emphasized fossil fuels, American solar panel manufacturers performed well as falling prices and increased efficiency made solar a more attractive option to traditional energy sources, even in the absence of subsidies. Technological advances also buoyed solar companies as newly developed products generated greater output while reducing manufacturing costs. American solar manufacturers also benefited from a tariff announced in January 2018 on Chinese solar panels. In anticipation of this move, solar energy customers increased orders prior to the announcement, leading to large sales backlogs.

Despite the new American tariffs, Chinese clean energy stocks contributed to the Index’s performance for the reporting period. While the tariffs were seen as hurting the Chinese solar industry overall, a surge in exports in anticipation of increasing trade barriers helped to boost sales. Other contributors to the Index’s performance included clean energy stocks from Portugal, Chile, and New Zealand.

The largest detractor from the Index’s return for the reporting period came from clean energy companies located in Brazil. Uncertainty stemming from a bribery scandal weighed on Brazilian clean energy stocks.

From an industry standpoint, the semiconductors and semiconductor equipment industries, which made up approximately 27% of the Index on average during the reporting period, contributed the majority of the Index’s return. This solid performance reflected the overall strength of solar panel manufacturers, which comprised the entirety of the group. Utilities-related stocks contributed modestly to the Index’s return for the reporting period, while industrials-related stocks were a modest detractor.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Renewable Electricity	31.00%
Electric Utilities	17.18
Semiconductor Equipment	17.01
Semiconductors	11.77
Heavy Electrical Equipment	10.44
Environmental & Facilities Services	9.78
Electrical Components & Equipment	1.62
Oil & Gas Refining & Marketing	1.20

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	26.94%
China	24.95
New Zealand	9.73
Brazil	7.07
Chile	5.34
Spain	5.17
Canada	4.74
Portugal	4.01
Denmark	3.78
Germany	3.22

TOTAL	94.95%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.37%	4.39%	4.20%	4.37%	4.39%	4.20%
5 Years	6.11%	6.16%	5.97%	34.50%	34.86%	33.65%
10 Years	3.02%	3.04%	2.82%	34.63%	34.90%	32.11%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$959.00	$2.25	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 4.37%, net of fees, while the total return for the Index was 4.20%.

European infrastructure stocks contributed the most to the Index’s return for the reporting period. As economic growth improved across the Eurozone, traffic at European airports grew at its fastest pace in 13 years, while an increase in freight-hauling heavy vehicle traffic led to higher profitability for European toll roads. These developments supported European transportation infrastructure stocks, such as airport and toll-road operators. Within the Index, the leading contributors to the Index’s performance among European countries included Spain, France, and Italy.

In contrast, infrastructure stocks in North America detracted from the Index’s return for the reporting period. After campaigning on plans for a substantial investment in the country’s infrastructure, President Trump was unable to deliver on that promise during his first year in office, which weighed on infrastructure-related stocks. Price volatility in the energy sector was also a challenge for oil and gas transportation stocks in both the U.S. and Canada.

On an industry basis, transportation infrastructure stocks were the most significant contributors to the Index’s return for the reporting period. Highways and rail tracks companies led the advance in the transportation industry as stronger global economic growth led to increased freight traffic on toll roads and railroads. Companies that provide airport services were also meaningful contributors as global passenger air traffic increased by more than 7% in 2017 and air freight grew by 9%.

Utilities companies were modest contributors to the Index’s return for the reporting period. Natural gas utilities performed well amid increased merger-and-acquisition activity. However, rising global interest rates weighed on the industry as higher interest rates increase utilities’ capital costs and make their dividend yields less attractive compared with rising bond yields.

The energy stocks in the Index detracted from performance for the reporting period. Volatility in energy prices and an unfavorable tax policy change contributed to the decline in energy infrastructure stocks.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Electric Utilities	25.59%
Highways & Railtracks	19.52
Oil & Gas Storage & Transportation	19.49
Airport Services	17.80
Multi-Utilities	13.18
Marine Ports & Services	2.37
Gas Utilities	1.30
Water Utilities	0.58
Independent Power Producers & Energy Traders	0.17

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	35.26%
Spain	12.13
Canada	9.74
Italy	8.94
Australia	8.22
France	5.53
United Kingdom	4.29
China	4.09
Mexico	2.66
Germany	2.51

TOTAL	93.37%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.80%[a]	37.62%	37.99%	37.80%[a]	37.62%	37.99%
5 Years	11.28%	11.29%	11.13%	70.66%	70.72%	69.48%
Since Inception	6.99%	7.01%	6.52%	93.42%	93.80%	85.26%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,173.90	$2.49	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 37.80%, net of fees, while the total return for the Index was 37.99%.

Prices for timber and related products rose during the reporting period. Lumber prices reached an all-time high in March 2018, with prices for timber exceeding prices for the milled products — such as 2x4s and plywood — derived from the raw material itself. Lumber supply was limited due to extreme rain and fire seasons and unseasonably late snow in North America during the reporting period. Further supply constraints and pricing supports for U.S. lumber markets were a pine beetle outbreak in 2017 and tariffs imposed on Canadian lumber imports to the U.S. in the latest round of a long-running trade dispute between the two countries.

Paper products also posted stronger pricing as the aforementioned tariffs caused newsprint prices to hit their highest level in three years during the reporting period. In addition, paper packaging products prices rose significantly amid strong demand from shipping of products purchased online.

With respect to demand, new residential construction projects in the U.S. were strong during the reporting period, though constrained somewhat by labor shortages. Nevertheless, new housing construction is a key support for wood products, such as building materials and plywood, which benefited from heavy demand and strong pricing. Solid global economic growth contributed to growing demand for paper and forest-related products worldwide.

On a country basis, Brazil was the largest contributor to the Index’s performance, benefiting from increased merger activity among Brazilian paper products companies. The United States and Canada, representing approximately 52% of the Index on average during the reporting period, were also leading contributors amid strength in home construction and e-commerce shipping. Finland, Sweden, China, and Ireland were other notable contributors.

In industry terms, paper products companies contributed the most to the Index’s performance for the reporting period, benefiting from strong demand and higher pricing. The forest products, paper packaging, and specialized real estate investment trusts (REITs) industries were also meaningful contributors to the Index’s return. Many timber companies focused on managing timberlands are organized as REITs.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Paper Products	36.61%
Specialized REITs	22.87
Forest Products	21.71
Paper Packaging	16.23
Homebuilding	2.58

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/18

Country	Percentage of Total Investments*

United States	36.04%
Canada	13.47
Brazil	12.24
Sweden	10.76
Japan	8.43
Finland	7.95
United Kingdom	3.94
Ireland	3.88
South Africa	3.29

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL 100 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 0.59%
BHP Billiton Ltd.	481,983	$10,429,380

		10,429,380
FRANCE — 5.40%
AXA SA NVS	293,198	7,788,737
Carrefour SA NVS	88,294	1,829,715
Cie. de Saint-Gobain NVS	83,085	4,379,526
Engie SA NVS	244,278	4,072,266
L’Oreal SA	37,173	8,382,254
LVMH Moet Hennessy Louis Vuitton SE NVS	40,394	12,429,580
Orange SA NVS	322,313	5,464,330
Sanofi NVS	171,800	13,803,465
Schneider Electric SE NVS	82,979	7,280,373
Societe Generale SA NVS	114,218	6,203,202
TOTAL SA NVS[a]	379,977	21,557,235
Vivendi SA NVS	113,668	2,935,688

		96,126,371
GERMANY — 5.69%
Allianz SE Registered	66,623	15,027,122
BASF SE	139,047	14,102,948
Bayer AG Registered	124,399	14,043,151
Daimler AG Registered[a]	150,568	12,771,597
Deutsche Bank AG Registered	308,616	4,298,801
Deutsche Telekom AG Registered	486,340	7,925,162
E.ON SE	327,827	3,636,667
Linde AGb	27,954	5,882,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	23,497	5,457,349
RWE AGb	75,000	1,850,310
Siemens AG Registered	128,541	16,365,084

		101,360,479
JAPAN — 4.69%
Bridgestone Corp.	103,000	4,478,345
Canon Inc.	165,350	5,990,536
Honda Motor Co. Ltd.	273,700	9,419,295
Mitsubishi UFJ Financial Group Inc.	2,101,300	13,771,566
Nissan Motor Co. Ltd.	363,800	3,776,542
Panasonic Corp.	369,000	5,277,376
Seven & i Holdings Co. Ltd.	120,620	5,176,396

Security	Shares	Value
Sony Corp.	190,100	$9,198,445
Toyota Motor Corp.	412,700	26,484,979

		83,573,480
NETHERLANDS — 1.67%
ING Groep NV	580,050	9,773,234
Koninklijke Philips NV	141,002	5,404,365
Unilever NV CVA	257,934	14,550,893

		29,728,492
SOUTH KOREA — 1.92%
Samsung Electronics Co. Ltd. GDR NVS	29,866	34,226,436

		34,226,436
SPAIN — 1.91%
Banco Bilbao Vizcaya Argentaria SA	1,005,978	7,953,974
Banco Santander SA	2,413,759	15,718,539
Repsol SA	195,782	3,470,881
Telefonica SA	690,742	6,819,861

		33,963,255
SWITZERLAND — 5.45%
ABB Ltd. Registered	289,302	6,863,974
Credit Suisse Group AG Registered	365,764	6,107,526
Nestle SA Registered	469,275	37,057,827
Novartis AG Registered	395,955	31,945,993
Swiss Re AG	48,338	4,910,527
UBS Group AG Registered	576,250	10,106,640

		96,992,487
UNITED KINGDOM — 10.33%
Anglo American PLC	212,571	4,953,012
AstraZeneca PLC	190,583	13,088,111
Aviva PLC	603,688	4,199,547
Barclays PLC	2,386,055	6,911,881
BP PLC	2,955,768	19,871,389
Diageo PLC	368,946	12,483,485
GlaxoSmithKline PLC	734,756	14,368,177
HSBC Holdings PLC	3,074,998	28,702,742
National Grid PLC	541,490	6,093,529
Prudential PLC	391,102	9,757,525
Rio Tinto PLC	175,969	8,913,729
Royal Dutch Shell PLC Class A	691,714	21,672,463
Royal Dutch Shell PLC Class B	565,363	18,058,687
Standard Chartered PLC	410,399	4,103,069
Vodafone Group PLC	3,971,574	10,820,625

		183,997,971

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2018

Security	Shares	Value
UNITED STATES — 61.88%
3M Co.	89,454	$19,636,942
Alphabet Inc. Class Ab	44,864	46,530,249
Alphabet Inc. Class C NVS[b]	45,747	47,201,297
Amazon.com Inc.[b]	60,448	87,488,808
American Tower Corp.	66,487	9,663,221
Aon PLC	37,215	5,222,381
Apple Inc.	763,726	128,137,948
Bristol-Myers Squibb Co.	246,383	15,583,725
Caterpillar Inc.	89,898	13,249,167
Chevron Corp.	287,490	32,785,360
Citigroup Inc.	386,688	26,101,440
Coca-Cola Co. (The)	575,295	24,985,062
Colgate-Palmolive Co.	131,890	9,453,875
DowDuPont Inc.	352,828	22,478,672
Emerson Electric Co.	96,494	6,590,540
Exxon Mobil Corp.	638,020	47,602,672
Ford Motor Co.	585,714	6,489,711
General Electric Co.	1,301,297	17,541,484
Goldman Sachs Group Inc. (The)	53,055	13,362,432
HP Inc.	249,964	5,479,211
Intel Corp.	703,006	36,612,553
International Business Machines Corp.	129,158	19,816,712
Johnson & Johnson	403,459	51,703,271
Johnson Controls International PLC	140,258	4,942,692
JPMorgan Chase & Co.	516,624	56,813,141
Kimberly-Clark Corp.	52,893	5,825,106
Marsh & McLennan Companies Inc.	76,523	6,320,035
McDonald’s Corp.	120,046	18,772,794
Merck & Co. Inc.	405,857	22,107,031
Microsoft Corp.	1,158,574	105,743,049
Morgan Stanley	209,718	11,316,383
NIKE Inc. Class B	197,360	13,112,598
PepsiCo Inc.	213,444	23,297,413
Pfizer Inc.	894,309	31,739,026
Philip Morris International Inc.	233,346	23,194,592
Procter & Gamble Co. (The)	379,312	30,071,855
Texas Instruments Inc.	148,088	15,384,862
Twenty-First Century Fox Inc. Class A NVS	159,163	5,839,691
United Technologies Corp.	111,459	14,023,771

Security	Shares	Value
Walmart Inc.	219,816	$19,557,030

		1,101,777,802

TOTAL COMMON STOCKS
(Cost: $1,382,094,165)		1,772,176,153

SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	13,195,096	13,195,096
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	1,560,075	1,560,075

		14,755,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,756,487)		14,755,171

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $1,396,850,652)		1,786,931,324
Other Assets, Less Liabilities — (0.36)%		(6,423,979)

NET ASSETS — 100.00%		$1,780,507,345

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,353,553	10,841,543	[b]	—	13,195,096	$13,195,096	$44,645	[c]	$(1,394)	$(1,311)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,153,092	406,983	[b]	—	1,560,075	1,560,075	16,642		—	—

						$14,755,171	$61,287		$(1,394)	$(1,311)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,772,176,153	$—	$—	$1,772,176,153
Money market funds	14,755,171	—	—	14,755,171

Total	$1,786,931,324	$—	$—	$1,786,931,324

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 92.24%

CANADA — 4.70%
Boralex Inc. Class A	243,827	$4,230,685
Canadian Solar Inc.[a,b]	191,345	3,113,183

		7,343,868
CHILE — 5.30%
Enel Americas SA ADR NVS	712,206	8,275,834

		8,275,834
CHINA — 24.77%
China Everbright International Ltd.[a]	5,674,000	7,952,550
China Longyuan Power Group Corp. Ltd. Class H	9,628,000	7,385,110
GCL-Poly Energy Holdings Ltd.[a,b]	52,563,000	6,496,453
Huaneng Renewables Corp. Ltd. Class H	20,262,000	7,564,397
JinkoSolar Holding Co. Ltd. ADR[a,b]	93,720	1,710,390
Xinyi Solar Holdings Ltd.	18,762,000	7,578,143

		38,687,043
DENMARK — 3.75%
Vestas Wind Systems A/S	82,672	5,862,566

		5,862,566
GERMANY — 3.20%
Nordex SEa,b	265,752	2,310,725
SMA Solar Technology AGa	47,582	2,690,692

		5,001,417
JAPAN — 0.84%
eRex Co. Ltd.[a]	168,100	1,310,342

		1,310,342
NEW ZEALAND — 9.66%
Contact Energy Ltd.	1,952,710	7,395,594
Meridian Energy Ltd.	3,735,134	7,692,868

		15,088,462
NORWAY — 1.05%
REC Silicon ASA[a,b]	8,594,561	1,637,695

		1,637,695
PORTUGAL — 3.98%
EDP Renovaveis SA	635,709	6,223,343

		6,223,343
SPAIN — 5.13%
Siemens Gamesa Renewable Energy SAa	500,259	8,013,550

		8,013,550

Security	Shares	Value
UNITED KINGDOM — 3.12%
Atlantica Yield PLC	249,163	$4,878,611

		4,878,611
UNITED STATES — 26.74%
Covanta Holding Corp.	497,602	7,215,229
First Solar Inc.[b]	160,236	11,373,551
Pattern Energy Group Inc. Class A	296,707	5,130,064
Renewable Energy Group Inc.[a,b]	145,772	1,865,882
SolarEdge Technologies Inc.[b]	151,490	7,968,374
SunPower Corp.[a,b]	257,023	2,051,043
Sunrun Inc.[b]	281,695	2,515,536
TerraForm Power Inc. Class A	340,035	3,648,576

		41,768,255

TOTAL COMMON STOCKS
(Cost: $133,072,579)		144,090,986

PREFERRED STOCKS — 7.01%

BRAZIL — 7.01%
Cia. Energetica de Minas Gerais ADR NVS, Preference Shares[a]	2,919,987	7,533,567
Cia. Paranaense de Energia Class B ADR NVS, Preference Shares	435,463	3,422,739

		10,956,306

TOTAL PREFERRED STOCKS
(Cost: $11,885,546)		10,956,306

SHORT-TERM INVESTMENTS — 10.97%

MONEY MARKET FUNDS — 10.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	16,955,742	16,955,742
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	177,914	177,914

		17,133,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,133,656)		17,133,656

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 110.22%
(Cost: $162,091,781)	$172,180,948
Other Assets, Less Liabilities — (10.22)%	(15,971,779)

NET ASSETS — 100.00%	$156,209,169

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,261,566	—		(9,305,824)[b]	16,955,742	$16,955,742	$979,351	[c]	$(860)	$(7,995)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,512	133,402	[b]	—	177,914	177,914	1,876		—	—

						$17,133,656	$981,227		$(860)	$(7,995)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$144,090,986	$—	$—	$144,090,986
Preferred stocks	10,956,306	—	—	10,956,306
Money market funds	17,133,656	—	—	17,133,656

Total	$172,180,948	$—	$—	$172,180,948

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.79%

AUSTRALIA — 8.21%
Macquarie Atlas Roads Group	4,930,040	$21,857,574
Qube Holdings Ltd.[a]	10,189,400	17,038,398
Sydney Airport	8,247,228	42,447,702
Transurban Group	14,170,894	124,132,934

		205,476,608
BRAZIL — 0.96%
Cia. de Saneamento Basico do Estado de Sao Paulo ADR NVS	445,789	4,720,906
Ultrapar Participacoes SA ADR NVS	897,170	19,396,815

		24,117,721
CANADA — 9.72%
AltaGas Ltd.	375,775	6,948,595
Enbridge Inc.	3,472,665	109,142,824
Inter Pipeline Ltd.	794,251	13,775,026
Pembina Pipeline Corp.	1,036,818	32,328,938
TransCanada Corp.	1,808,425	74,735,609
Westshore Terminals Investment Corp.	371,212	6,415,050

		243,346,042
CHILE — 0.34%
Enel Americas SA ADR NVS	734,431	8,534,088

		8,534,088
CHINA — 4.08%
Beijing Capital International Airport Co. Ltd. Class H	10,678,000	14,340,191
Beijing Enterprises Water Group Ltd.[a]	6,754,000	3,769,290
China Gas Holdings Ltd.[a]	2,981,200	10,844,802
China Merchants Port Holdings Co. Ltd.	9,310,000	20,522,024
China Resources Power Holdings Co. Ltd.	2,344,000	4,276,860
COSCO SHIPPING Ports Ltd.	312,000	262,375
Guangdong Investment Ltd.	3,752,000	5,899,326
Hopewell Highway Infrastructure Ltd.	7,602,500	4,639,983
Jiangsu Expressway Co. Ltd. Class H	9,136,000	12,921,219
Kunlun Energy Co. Ltd.	6,932,000	5,979,593

Security	Shares	Value
Shenzhen International Holdings Ltd.	6,918,000	$15,143,565
Zhejiang Expressway Co. Ltd. Class H	3,610,000	3,684,377

		102,283,605
FRANCE — 5.52%
Aeroports de Paris NVS	244,131	53,143,297
Engie SA NVS	2,107,878	35,139,639
Getlink SE Registered NVS	3,494,839	49,858,300

		138,141,236
GERMANY — 2.50%
E.ON SE	2,871,142	31,850,299
Fraport AG Frankfurt Airport Services Worldwide	276,127	27,201,552
Hamburger Hafen und Logistik AG	157,097	3,526,006

		62,577,857
HONG KONG — 1.91%
CLP Holdings Ltd.	2,570,500	26,169,100
Hong Kong & China Gas Co. Ltd.	10,582,300	21,735,494

		47,904,594
ITALY — 8.92%
Ansaldo STS SpA[b]	274,088	4,233,816
ASTM SpA	266,427	6,700,757
Atlantia SpA	3,515,708	108,743,445
Enav SpA[c]	1,903,433	10,145,625
Enel SpA	10,068,837	61,544,323
Snam SpA	4,895,632	22,476,001
Societa Iniziative Autostradali e Servizi SpA	510,209	9,493,784

		223,337,751
MEXICO — 2.66%
Grupo Aeroportuario del Centro Norte SAB de CV ADR NVS	321,458	12,668,660
Grupo Aeroportuario del Pacifico SAB de CV ADR NVS	281,614	28,060,019
Grupo Aeroportuario del Sureste SAB de CV Series B ADR NVS	151,191	25,788,649

		66,517,328
NETHERLANDS — 0.28%
Koninklijke Vopak NV	143,276	7,021,891

		7,021,891

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2018

Security	Shares	Value
NEW ZEALAND — 1.23%
Auckland International Airport Ltd.	6,985,369	$30,840,170

		30,840,170
SINGAPORE — 0.64%
Hutchison Port Holdings Trust[a]	39,072,400	11,526,358
SIA Engineering Co. Ltd.	1,839,200	4,460,197

		15,986,555
SPAIN — 12.11%
Abertis Infraestructuras SA	5,637,014	126,313,505
Aena SME SAc	556,359	111,975,608
Enagas SA	182,170	4,980,450
Iberdrola SA	8,149,296	59,853,864

		303,123,427
SWITZERLAND — 1.25%
Flughafen Zurich AG	142,290	31,322,819

		31,322,819
UNITED KINGDOM — 4.28%
BBA Aviation PLC	6,720,699	30,206,660
National Grid PLC	4,710,487	53,008,342
SSE PLC	1,333,711	23,873,064

		107,088,066
UNITED STATES — 35.18%
American Electric Power Co. Inc.	641,779	44,019,622
Cheniere Energy Inc.[b]	413,052	22,077,629
Consolidated Edison Inc.	404,886	31,556,815
Dominion Energy Inc.	849,857	57,305,857
DTE Energy Co.	233,995	24,429,078
Duke Energy Corp.	913,210	70,746,379
Edison International	424,992	27,054,991
Eversource Energy	413,350	24,354,582
Exelon Corp.	1,258,796	49,105,632
Kinder Morgan Inc./DE	3,891,862	58,611,442
Macquarie Infrastructure Corp.	596,028	22,011,314
NextEra Energy Inc.	613,593	100,218,145
ONEOK Inc.	840,918	47,865,052
PG&E Corp.	671,732	29,509,187
PPL Corp.	905,327	25,611,701
Public Service Enterprise Group Inc.	658,422	33,079,121
Sempra Energy	333,048	37,041,599
Southern Co. (The)	1,315,055	58,730,356
Targa Resources Corp.	442,539	19,471,716
WEC Energy Group Inc.	411,599	25,807,257

Security	Shares	Value
Williams Companies Inc. (The)	1,694,571	$42,127,035
Xcel Energy Inc.	662,726	30,140,778

		880,875,288

TOTAL COMMON STOCKS
(Cost: $2,500,462,384)		2,498,495,046

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional,
SL Agency Shares 1.84%[d,e,f]	25,253,263	25,253,263
BlackRock Cash Funds: Treasury,
SL Agency Shares 1.58%[d,e]	2,903,762	2,903,762

		28,157,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,158,677)		28,157,025

TOTAL INVESTMENTS IN SECURITIES — 100.92%
(Cost: $2,528,621,061)		2,526,652,071
Other Assets, Less Liabilities — (0.92)%		(22,964,975)

NET ASSETS — 100.00%		$2,503,687,096

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	14,256,369	10,996,894	[b]	—	25,253,263	$25,253,263	$171,658	[c]	$(6,277)	$(5,875)
BlackRock Cash Funds: Treasury,
SL Agency Shares	2,140,395	763,367	[b]	—	2,903,762	2,903,762	15,589		—	—

						$28,157,025	$187,247		$(6,277)	$(5,875)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,498,495,046	$—	$—	$2,498,495,046
Money market funds	28,157,025	—	—	28,157,025

Total	$2,526,652,071	$—	$—	$2,526,652,071

See notes to financial statements.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.50%

BRAZIL — 12.18%
Fibria Celulose SA ADR NVS	905,455	$17,656,373
Klabin SA Units NVS	3,057,340	19,041,683
Suzano Papel e Celulose SA	1,688,600	16,949,000

		53,647,056
CANADA — 13.40%
Canfor Corp.[a]	527,941	12,018,669
Interfor Corp.[a]	525,118	9,567,595
West Fraser Timber Co. Ltd.	469,883	31,201,616
Western Forest Products Inc.	3,114,816	6,257,416

		59,045,296
FINLAND — 7.91%
Stora Enso OYJ Class R	923,591	16,952,991
UPM-Kymmene OYJ	483,498	17,898,370

		34,851,361
IRELAND — 3.86%
Smurfit Kappa Group PLC	419,678	16,991,367

		16,991,367
JAPAN — 8.39%
Nippon Paper Industries Co. Ltd.	430,900	8,046,708
Oji Holdings Corp.	2,739,000	17,616,135
Sumitomo Forestry Co. Ltd.	704,100	11,294,731

		36,957,574
SOUTH AFRICA — 3.27%
Sappi Ltd.	2,241,420	14,414,702

		14,414,702
SWEDEN — 10.71%
Holmen AB Class B	204,448	11,058,765
Svenska Cellulosa AB SCA Class B	3,400,323	36,103,157

		47,161,922
UNITED KINGDOM — 3.92%
Mondi PLC	643,464	17,285,772

		17,285,772
UNITED STATES — 35.86%
CatchMark Timber Trust Inc. Class A	346,543	4,321,391
Domtar Corp.	246,127	10,470,243
International Paper Co.	328,996	17,578,256
KapStone Paper and Packaging Corp.	353,807	12,139,118
PotlatchDeltic Corp.[b]	496,086	25,821,276
Rayonier Inc.[b]	999,582	35,165,295

Security	Shares	Value
WestRock Co.	273,016	$17,519,437
Weyerhaeuser Co.	998,834	34,959,190

		157,974,206

TOTAL COMMON STOCKS
(Cost: $324,259,725)		438,329,256

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.84%[c,d,e]	1,679,480	1,679,480
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	935,657	935,657

		2,615,137

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,615,304)		2,615,137

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $326,875,029)		440,944,393
Other Assets, Less Liabilities — (0.09)%		(402,451)

NET ASSETS — 100.00%		$440,541,942

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,679,480	[b]	—	1,679,480	$1,679,480	$4,643	[c]	$(1,554)	$(167)
BlackRock Cash Funds: Treasury, SL Agency Shares	386,197	549,460	[b]	—	935,657	935,657	3,630		—	—

						$2,615,137	$8,273		$(1,554)	$(167)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$438,329,256	$—	$—	$438,329,256
Money market funds	2,615,137	—	—	2,615,137

Total	$440,944,393	$—	$—	$440,944,393

See notes to financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Global 100 ETF		iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,382,094,165		$144,958,125	$2,500,462,384
Affiliated (Note 2)	14,756,487		17,133,656	28,158,677

Total cost of investments in securities	$1,396,850,652		$162,091,781	$2,528,621,061

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,772,176,153		$155,047,292	$2,498,495,046
Affiliated (Note 2)	14,755,171		17,133,656	28,157,025
Foreign currency, at value[b]	1,799,026		47,053	4,939,862
Cash	173,139		62,866	494,888
Receivables:
Investment securities sold	—		—	82,589,014
Dividends and interest	4,237,570		890,843	3,643,948
Tax reclaims	1,091,622		42,040	357,045
Foreign withholding tax claims (Note 7)	90,965		—	—

Total Assets	1,794,323,646		173,223,750	2,618,676,828

LIABILITIES
Payables:
Investment securities purchased	—		—	88,749,524
Collateral for securities on loan (Note 1)	13,196,463		16,953,785	25,260,081
Professional fees (Note 7)	910		—	—
Investment advisory fees (Note 2)	618,928		60,796	980,127

Total Liabilities	13,816,301		17,014,581	114,989,732

NET ASSETS	$1,780,507,345		$156,209,169	$2,503,687,096

Net assets consist of:
Paid-in capital	$1,528,303,373		$212,794,702	$2,600,382,478
Undistributed net investment income	10,605,390		653,843	14,449,657
Accumulated net realized loss	(148,541,356)		(67,330,571)	(109,174,715)
Net unrealized appreciation (depreciation)	390,139,938		10,091,195	(1,970,324)

NET ASSETS	$1,780,507,345		$156,209,169	$2,503,687,096

Shares outstanding[c]	39,100,000	[d]	16,500,000	58,600,000

Net asset value per share	$45.54	[d]	$9.47	$42.73

[a]	Securities on loan with values of $12,771,597, $16,373,534 and $22,695,436, respectively. See Note 1.
[b]	Cost of foreign currency: $1,809,098, $46,703 and $4,955,982, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$324,259,725
Affiliated (Note 2)	2,615,304

Total cost of investments in securities	$326,875,029

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$438,329,256
Affiliated (Note 2)	2,615,137
Foreign currency, at value[b]	275,274
Cash	157,557
Receivables:
Investment securities sold	43,342,351
Due from custodian (Note 4)	3,717,660
Dividends and interest	1,338,213
Capital shares sold	392,143
Foreign withholding tax claims (Note 7)	807,703

Total Assets	490,975,294

LIABILITIES
Payables:
Investment securities purchased	48,423,537
Collateral for securities on loan (Note 1)	1,681,200
IRS compliance fee for foreign withholding tax claims (Note 7)	102,397
Professional fees (Note 7)	58,077
Investment advisory fees (Note 2)	168,141

Total Liabilities	50,433,352

NET ASSETS	$440,541,942

Net assets consist of:
Paid-in capital	$342,141,971
Undistributed net investment income	814,659
Accumulated net realized loss	(16,549,646)
Net unrealized appreciation	114,134,958

NET ASSETS	$440,541,942

Shares outstanding[c]	5,640,000

Net asset value per share	$78.11

[a]	Securities on loan with a value of $1,639,450. See Note 1.
[b]	Cost of foreign currency: $277,726.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$46,460,941	$2,891,963	$71,015,905
Dividends — affiliated (Note 2)	16,642	1,876	15,589
Securities lending income — affiliated — net (Note 2)	44,645	979,351	171,658

Total investment income	46,522,228	3,873,190	71,203,152

EXPENSES
Investment advisory fees (Note 2)	6,896,201	534,573	8,965,841
Proxy fees	34,048	1,774	34,184

Total expenses	6,930,249	536,347	9,000,025

Net investment income	39,591,979	3,336,843	62,203,127

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,020,766)	(8,216,802)	(14,161,993)
Investments — affiliated (Note 2)	(1,394)	(860)	(6,277)
In-kind redemptions — unaffiliated	24,727,423	285,612	40,462,059
Foreign currency transactions	244,342	(7,686)	56,832

Net realized gain (loss)	7,949,605	(7,939,736)	26,350,621

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	170,605,956	19,250,631	(67,990,871)
Investments — affiliated (Note 2)	(1,311)	(7,995)	(5,875)
Translation of assets and liabilities in foreign currencies	194,791	6,889	7,619

Net change in unrealized appreciation/depreciation	170,799,436	19,249,525	(67,989,127)

Net realized and unrealized gain (loss)	178,749,041	11,309,789	(41,638,506)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,341,020	$14,646,632	$20,564,621

[a]	Net of foreign withholding tax of $2,107,034, $245,064 and $5,106,558, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,425,317
Dividends — affiliated (Note 2)	3,630
Securities lending income — affiliated — net (Note 2)	4,643

Total investment income	5,433,590

EXPENSES
Investment advisory fees (Note 2)	1,508,460
Proxy fees	5,423

Total expenses	1,513,883

Net investment income	3,919,707

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,210,430
Investments — affiliated (Note 2)	(1,554)
In-kind redemptions — unaffiliated	3,034,564
Foreign currency transactions	6,892

Net realized gain	27,250,332

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	72,995,238
Investments — affiliated (Note 2)	(167)
Translation of assets and liabilities in foreign currencies	101,793

Net change in unrealized appreciation/depreciation	73,096,864

Net realized and unrealized gain	100,347,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,266,903

[a]	Net of foreign withholding tax of $247,244.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year ended March 31, 2018[a]	Year ended March 31, 2017[a]	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,591,979	$44,320,603	$3,336,843	$2,241,233
Net realized gain (loss)	7,949,605	52,249,152	(7,939,736)	(9,073,496)
Net change in unrealized appreciation/depreciation	170,799,436	148,354,753	19,249,525	2,863,190

Net increase (decrease) in net assets resulting from operations	218,341,020	244,924,508	14,646,632	(3,969,073)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,701,927)	(45,164,569)	(2,795,249)	(2,754,204)

Total distributions to shareholders	(39,701,927)	(45,164,569)	(2,795,249)	(2,754,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,939,502	29	65,027,792	7,874,045
Cost of shares redeemed	(76,021,380)	(238,975,583)	(904,745)	(4,334,432)

Net increase (decrease) in net assets from capital share transactions	10,918,122	(238,975,554)	64,123,047	3,539,613

INCREASE (DECREASE) IN NET ASSETS	189,557,215	(39,215,615)	75,974,430	(3,183,664)

NET ASSETS
Beginning of year	1,590,950,130	1,630,165,745	80,234,739	83,418,403

End of year	$1,780,507,345	$1,590,950,130	$156,209,169	$80,234,739

Undistributed net investment income included in net assets at end of year	$10,605,390	$10,466,859	$653,843	$119,935

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	—	7,200,000	900,000
Shares redeemed	(1,800,000)	(6,300,000)	(100,000)	(500,000)

Net increase (decrease) in shares outstanding	200,000	(6,300,000)	7,100,000	400,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,203,127	$36,233,295	$3,919,707	$4,132,035
Net realized gain	26,350,621	10,464,908	27,250,332	2,723,265
Net change in unrealized appreciation/depreciation	(67,989,127)	81,921,845	73,096,864	36,550,569

Net increase in net assets resulting from operations	20,564,621	128,620,048	104,266,903	43,405,869

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(56,003,952)	(33,952,795)	(3,786,938)	(3,449,963)

Total distributions to shareholders	(56,003,952)	(33,952,795)	(3,786,938)	(3,449,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,168,340,421	760,076,434	114,128,632	22,163,438
Cost of shares redeemed	(189,694,897)	(226,684,612)	(8,227,443)	(8,697,381)

Net increase in net assets from capital share transactions	978,645,524	533,391,822	105,901,189	13,466,057

INCREASE IN NET ASSETS	943,206,193	628,059,075	206,381,154	53,421,963

NET ASSETS
Beginning of year	1,560,480,903	932,421,828	234,160,788	180,738,825

End of year	$2,503,687,096	$1,560,480,903	$440,541,942	$234,160,788

Undistributed net investment income included in net assets at end of year	$14,449,657	$7,848,654	$814,659	$674,998

SHARES ISSUED AND REDEEMED
Shares sold	25,900,000	19,000,000	1,680,000	420,000
Shares redeemed	(4,300,000)	(5,800,000)	(120,000)	(180,000)

Net increase in shares outstanding	21,600,000	13,200,000	1,560,000	240,000

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year ended Mar. 31, 2018[a]	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$40.90	$36.07	$38.43	$38.83	$33.84

Income from investment operations:
Net investment income[b]	1.02	1.05	1.03	1.05	1.36 [c]
Net realized and unrealized gain (loss)[d]	4.65	4.84	(2.34)	(0.11)	4.55

Total from investment operations	5.67	5.89	(1.31)	0.94	5.91

Less distributions from:
Net investment income	(1.03)	(1.06)	(1.05)	(1.34)	(0.92)

Total distributions	(1.03)	(1.06)	(1.05)	(1.34)	(0.92)

Net asset value, end of year	$45.54	$40.90	$36.07	$38.43	$38.83

Total return	13.97%	16.66%[e]	(3.52)%	2.39%	17.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,780,507	$1,590,950	$1,630,166	$1,779,345	$1,611,435
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.40%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.30%	2.78%	2.78%	2.70%	3.74%[c]
Portfolio turnover rate[f]	8%	5%	5%	12%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases:

•  Total return by 0.01%

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$8.54	$9.27	$11.86	$11.16	$7.42

Income from investment operations:
Net investment income[a]	0.26	0.25	0.23	0.37	0.14
Net realized and unrealized gain (loss)[b]	0.90	(0.67)	(2.59)	0.60	3.82

Total from investment operations	1.16	(0.42)	(2.36)	0.97	3.96

Less distributions from:
Net investment income	(0.23)	(0.31)	(0.23)	(0.27)	(0.17)
Return of capital	—	—	—	—	(0.05)

Total distributions	(0.23)	(0.31)	(0.23)	(0.27)	(0.22)

Net asset value, end of year	$9.47	$8.54	$9.27	$11.86	$11.16

Total return	13.90%	(4.39)%	(20.17)%	9.13%	54.02%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$156,209	$80,235	$83,418	$80,670	$55,800
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	2.91%	2.86%	2.28%	3.45%	1.44%
Portfolio turnover rate[d]	29%	35%	39%	32%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$42.18	$39.18	$41.89	$41.48	$37.17

Income from investment operations:
Net investment income[a]	1.44	1.29	1.26	1.30	1.46
Net realized and unrealized gain (loss)[b]	0.45	2.88	(2.80)	0.37	4.19

Total from investment operations	1.89	4.17	(1.54)	1.67	5.65

Less distributions from:
Net investment income	(1.34)	(1.17)	(1.17)	(1.26)	(1.34)

Total distributions	(1.34)	(1.17)	(1.17)	(1.26)	(1.34)

Net asset value, end of year	$42.73	$42.18	$39.18	$41.89	$41.48

Total return	4.37%	10.85%	(3.55)%	3.99%	15.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,503,687	$1,560,481	$932,422	$1,227,295	$792,185
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	3.24%	3.22%	3.21%	3.05%	3.84%
Portfolio turnover rate[c]	11%	23%	17%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$57.39	$47.07	$54.68	$51.70	$49.74

Income from investment operations:
Net investment income[a]	0.82	1.06 [b]	0.66	0.55	0.79
Net realized and unrealized gain (loss)[c]	20.75	10.14	(7.30)	3.34	1.99

Total from investment operations	21.57	11.20	(6.64)	3.89	2.78

Less distributions from:
Net investment income	(0.85)	(0.88)	(0.97)	(0.91)	(0.82)

Total distributions	(0.85)	(0.88)	(0.97)	(0.91)	(0.82)

Net asset value, end of year	$78.11	$57.39	$47.07	$54.68	$51.70

Total return	37.92%	24.18%[b]	(12.25)%	7.60%	5.63%[d]

Ratios/Supplemental data:
Net assets, end of year (000s)	$440,542	$234,161	$180,739	$291,992	$327,283
Ratio of expenses to average net assets	0.47%	0.51%	0.47%	0.47%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.21%	2.09%[b]	1.33%	1.06%	1.58%
Portfolio turnover rate[e]	31%	17%	22%	12%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:

•   Net investment income per share by $0.14

•   Total return by 0.30%

•   Ratio of net investment income to average net assets by 0.27%

[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 5.78%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 31%, 17%, 22%, 11% and 28%, respectively. See Note 4.

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global 100
Merrill Lynch, Pierce, Fenner & Smith	$12,771,597	$12,771,597	$—

Global Clean Energy
Barclays Capital Inc.	$4,709,099	$4,563,625	$(145,474)
BMO Capital Markets	1,679,292	1,656,479	(22,813)
BNP Paribas New York Branch	28,425	28,425	—
Citigroup Global Markets Inc.	3,755,750	3,755,750	—
Credit Suisse Securities (USA) LLC	273,639	273,639	—
Deutsche Bank Securities Inc.	129,651	129,651	—
Goldman Sachs & Co.	601,858	601,858	—
Jefferies LLC	264,052	264,052	—
JPMorgan Securities LLC	1,222,083	1,222,083	—
Merrill Lynch, Pierce, Fenner & Smith	1,125,856	1,125,856	—
Morgan Stanley & Co. LLC	221,643	221,643	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	268,128	268,128	—
State Street Bank & Trust Company	436,175	436,175	—
UBS AG	1,588,194	1,588,194	—
Wells Fargo Securities LLC	69,689	69,689	—

	$16,373,534	$16,205,247	$(168,287)

Global Infrastructure
HSBC Bank PLC	$697,604	$697,604	$—
Macquarie Bank Limited	692,023	692,023	—
Morgan Stanley & Co. LLC	21,167,271	21,167,271	—
Scotia Capital (USA) Inc.	133,774	133,774	—
State Street Bank & Trust Company	4,764	4,764	—

	$22,695,436	$22,695,436	$—

Global Timber & Forestry
BNP Paribas Prime Brokerage International Ltd.	$213,405	$213,405	$—
Goldman Sachs & Co.	1,389,610	1,389,610	—
Scotia Capital (USA) Inc.	36,435	36,435	—

	$1,639,450	$1,639,450	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$11,305
Global Clean Energy	228,734
Global Infrastructure	47,970
Global Timber & Forestry	1,830

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$15,092,282	$32,960,090
Global Clean Energy	467,555	31,096
Global Infrastructure	5,216,151	2,357,181
Global Timber & Forestry	394,249	331,495

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Global 100	$132,841,562	$129,642,227
Global Clean Energy	37,593,626	33,165,873
Global Infrastructure	301,844,120	221,865,158
Global Timber & Forestry	111,538,359	101,163,736

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$85,205,429	$75,357,729
Global Clean Energy	62,559,771	900,157
Global Infrastructure	1,091,074,436	187,296,103
Global Timber & Forestry	105,465,157	7,623,869

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global 100	$(2,310,635)	$248,479	$2,062,156
Global Clean Energy	(1,484,849)	(7,686)	1,492,535
Global Infrastructure	19,347,252	401,828	(19,749,080)
Global Timber & Forestry	2,836,878	6,892	(2,843,770)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Global 100
Ordinary income	$39,701,927	$45,164,569

Global Clean Energy
Ordinary income	$2,795,249	$2,754,204

Global Infrastructure
Ordinary income	$56,003,952	$33,952,795

Global Timber & Forestry
Ordinary income	$3,786,938	$3,449,963

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Global 100	$10,527,073	$(89,483,751)	$331,160,650	$252,203,972
Global Clean Energy	653,843	(59,945,643)	2,706,267	(56,585,533)
Global Infrastructure	14,449,636	(65,954,934)	(45,190,084)	(96,695,382)
Global Timber & Forestry	272,709	(12,474,580)	110,601,842	98,399,971

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and foreign withholding tax reclaims.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Global 100	$83,478,500	$6,005,251	$89,483,751
Global Clean Energy	49,703,513	10,242,130	59,945,643
Global Infrastructure	63,638,682	2,316,252	65,954,934
Global Timber & Forestry	12,474,580	—	12,474,580

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the iShares Global Timber & Forestry ETF utilized $24,837,732 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,455,908,257	$511,433,712	$(180,410,645)	$331,023,067
Global Clean Energy	169,476,709	22,817,335	(20,113,096)	2,704,239
Global Infrastructure	2,571,840,842	183,525,982	(228,714,753)	(45,188,771)
Global Timber & Forestry	330,950,095	114,410,650	(4,416,352)	109,994,298

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global 100 ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

The Board authorized a two-for-one stock split for the iShares Global 100 ETF, effective after the close of trading on May 1, 2018. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. As the effective date of the stock split occurred after the end of the reporting period but before the issuance of this report, the financial statements and financial highlights for the Fund herein reflect the retrospective impact of the stock split.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global 100 ETF, iShares Global Clean Energy ETF,

iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Global 100	$48,371,450
Global Clean Energy	2,726,598
Global Infrastructure	71,684,262
Global Timber & Forestry	4,549,430

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global 100	57.60%
Global Clean Energy	7.23
Global Infrastructure	34.46
Global Timber & Forestry	29.24

For the fiscal year ended March 31, 2018, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$2,815,826	$245,064
Global Infrastructure	52,972,442	5,106,239
Global Timber & Forestry	4,142,809	196,363

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100	$2.031427	$—	$0.031455	$2.062882	98%	—%	2%	100%
Global Clean Energy	0.222707	—	0.009354	0.232061	96	—	4	100
Global Infrastructure	1.255140	—	0.080471	1.335611	94	—	6	100
Global Timber & Forestry	0.807679	—	0.041068	0.848747	95	—	5	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

SUPPLEMENTAL INFORMATION	49

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	11	0.83
Greater than 0.0% and Less than 0.5%	787	59.62
At NAV	29	2.20
Less than 0.0% and Greater than –0.5%	480	36.36
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares Global Clean Energy ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	36	2.73
Greater than 0.5% and Less than 1.0%	240	18.18
Greater than 0.0% and Less than 0.5%	672	50.90
At NAV	23	1.74
Less than 0.0% and Greater than –0.5%	283	21.44
Less than –0.5% and Greater than –1.0%	53	4.02
Less than –1.0% and Greater than –1.5%	10	0.76
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Infrastructure ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	62	4.69
Greater than 0.0% and Less than 0.5%	845	64.01
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	350	26.51
Less than –0.5% and Greater than –1.0%	27	2.05
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	18	1.36
Greater than 0.0% and Less than 0.5%	675	51.13
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	564	42.73
Less than –0.5% and Greater than –1.0%	29	2.20
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	51

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011)	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-303-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12-months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.81%	17.02%	16.97%	16.81%	17.02%	16.97%
5 Years	12.29%	12.29%	12.21%	78.56%	78.55%	77.93%
10 Years	10.07%	10.04%	10.02%	160.97%	160.38%	159.79%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.40	$2.41	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 16.81%, net of fees, while the total return for the Index was 16.97%.

U.S. consumer discretionary stocks were the main contributors to the Index’s return for the reporting period. Despite steady economic growth, inflation remained relatively low, creating a positive environment for consumer spending. Rising wages and low unemployment also benefited consumer spending, which increased at the fastest pace in over eight years. Additionally, higher home prices and solid equity returns factored into purchasing decisions, as increased household wealth made consumers more likely to spend.

Japanese consumer discretionary stocks also contributed meaningfully to the Index’s return for the reporting period. The Japanese unemployment rate hit a 24-year low, even as government reforms increased the number of available workers. Strong job creation also drove consumer spending despite slow wage growth and persistently high savings rates.

Other notable contributors to the Index’s return for the reporting period included consumer discretionary stocks in France and Germany. Consumer spending steadily increased in France, while spending in Germany grew at the fastest pace in 24 years. Several countries detracted fractionally from the Index’s performance, including Sweden, the Netherlands, Mexico, and Spain.

Looking at performance by industry, retail was the largest source of strength for the Index’s return during the reporting period, with internet and direct marketing retail companies performing particularly well. U.S. online retail companies benefited from growth in internet shopping and investments in web services, distribution, and mobile technology.

Specialty and multiline retail stocks were both solid contributors to the Index’s return for the reporting period, as strong holiday sales and cost cutting measures helped earnings growth. Home improvement retail companies performed particularly well, amid steady increases in home construction and remodeling.

An increase in European and Japanese car sales helped support the automobiles industry, which was a solid contributor. The apparel accessories and luxury goods industry also contributed meaningfully to the Index’s return for the reporting period. On the downside, the media industry detracted meaningfully from the Index’s performance, as cable companies continued to lose subscribers to online streaming services.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Retailing	34.50%
Automobiles & Components	20.90
Media	15.67
Consumer Durables & Apparel	15.58
Consumer Services	13.35

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	60.90%
Japan	13.87
France	6.08
Germany	5.72
United Kingdom	5.33
Canada	1.56
Switzerland	1.47
Italy	0.98
Hong Kong	0.84
Spain	0.77

TOTAL	97.52%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.19%	3.34%	3.21%	3.19%	3.34%	3.21%
5 Years	6.35%	6.34%	6.31%	36.08%	35.96%	35.81%
10 Years	7.67%	7.67%	7.65%	109.30%	109.37%	108.99%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.70	$2.29	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 3.19%, net of fees, while the total return for the Index was 3.21%.

Consumer staples generally perform well in a lower interest rate, low-inflation environment that enables steady growth and dividend payments. During the reporting period, consumer staples stocks were strongest in areas with low and stable interest rates, such as Japan and the Eurozone, and struggled more in areas with rising interest rates, such as the U.S. and the U.K.

On a geographic basis, consumer staples stocks from Japan were the largest contributors to the Index’s return for the reporting period. Although inflation increased slightly during the reporting period, it remained low by historical standards, and the Bank of Japan kept its benchmark short-term interest rate below zero. Other notable country contributors included France, the Netherlands, and Switzerland. Interest rates in the Eurozone remained at zero for the reporting period, while Swiss interest rates were negative.

In contrast, U.S. consumer staples stocks were the largest detractors from the Index’s return for the reporting period. Higher interest rates and rising inflation expectations led to concerns that companies’ costs could rise faster than their prices. In addition, the prices for some consumer goods declined due to competition from lower-cost producers, detracting from the profitability of U.S. consumer staples companies. Canadian and Spanish consumer staples stocks also detracted fractionally from the Index’s performance.

From an industry perspective, beverage companies were the top contributors to the Index’s return for the reporting period, with distillers, vintners, and brewers performing particularly well. Strong growth in the spirits market in Asia and Europe benefited liquor makers, while the continued development of the premium beer market led to increased global brewery sales. Personal products companies also performed well, most notably cosmetics companies.

The tobacco industry was the leading detractor from the Index’s performance for the reporting period. Smoking rates continued to fall in developed countries, and regulatory actions by the U.S. Food and Drug Administration concerned investors. The household products industry was also a notable detractor from the Index’s return during the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Beverages	24.27%
Food Products	19.98
Food & Staples Retailing	18.58
Tobacco	14.18
Household Products	12.95
Personal Products	10.04

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/18

Country	Percentage of Total Investments*

United States	50.68%
United Kingdom	12.82
Switzerland	7.69
Japan	7.47
Netherlands	4.75
France	4.52
Belgium	3.24
Australia	2.17
Canada	1.43
Brazil	1.10

TOTAL	95.87%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL ENERGY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.56%	5.58%	5.44%	5.56%	5.58%	5.44%
5 Years	(0.27)%	(0.26)%	(0.38)%	(1.33)%	(1.28)%	(1.90)%
10 Years	0.20%	0.22%	0.15%	2.00%	2.21%	1.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.40	$2.31	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL ENERGY ETF

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 5.56%, net of fees, while the total return for the Index was 5.44%.

Prices for oil and related energy products generally rose during the reporting period. Crude oil prices, for example, initially declined in price through late June 2017 but ended the reporting period significantly higher. Gasoline and heating oil prices followed similar trajectories, while natural gas prices experienced high volatility before ultimately finishing the reporting period lower.

Crude oil prices benefited from positive supply-and-demand conditions, with prices reaching a three-year high above $70 per barrel in early 2018 as OPEC reiterated its intention to limit supply. Output was further limited by economic and political crises in Libya and Venezuela, where production hit a 28-year low in 2017. U.S. oil production and inventories declined in early 2018, at the same time global oil demand reached an all-time high. A weaker U.S. dollar also helped demand — crude oil is priced in U.S. dollars, so a lower U.S. dollar makes oil cheaper for foreign buyers.

Among the beneficiaries of the weaker U.S. dollar were U.K.-based energy stocks, which contributed the most to the Index’s performance during the reporting period. Energy stocks in France and Brazil were notable contributors to the Index’s return. On the downside, the most significant detractors from the Index’s return were Canada and the U.S., which together made up approximately 65% of the Index on average during the reporting period.

From an industry perspective, integrated oil and gas companies contributed the most to the Index’s performance during the reporting period. Their refining businesses benefited from rising oil prices, while higher production volumes led to stronger overall earnings. The oil and gas refining and marketing industry was a meaningful contributor as well.

Oil and gas storage and transportation stocks and oil and gas equipment and services companies were the largest detractors from the Index’s return for the reporting period. Both industries were hurt by a lack of capital spending in the energy sector, which was constrained by oil price volatility, cost cutting, technological advancements, and a focus on higher-quality, higher-yield projects.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Integrated Oil & Gas	58.13%
Oil & Gas Exploration & Production	18.60
Oil & Gas Storage & Transportation	8.62
Oil & Gas Equipment & Services	7.40
Oil & Gas Refining & Marketing	6.81
Oil & Gas Drilling	0.29
Coal & Consumable Fuels	0.15

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	52.96%
United Kingdom	16.27
Canada	10.10
France	5.89
Italy	2.61
China	2.54
Brazil	2.39
Australia	2.22
Japan	1.36
Norway	1.22

TOTAL	97.56%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL FINANCIALS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.91%	16.13%	16.00%	15.91%	16.13%	16.00%
5 Years	9.97%	9.98%	10.05%	60.84%	60.91%	61.44%
10 Years	2.50%	2.53%	2.54%	28.06%	28.42%	28.53%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.60	$2.34	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL FINANCIALS ETF

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 15.91%, net of fees, while the total return for the Index was 16.00%.

U.S. financials stocks represented 45% of the Index on average during the reporting period and made the most significant contribution to the Index’s return. U.S. financial stocks moved measurably higher in expectation, and eventual passing, of U.S. tax reform. Corporate tax cuts enacted with the reform bill supported growth in global merger and acquisition (“M&A”) activity, benefiting investment banks. M&A activity grew by 67% annualized in the first quarter of 2018 and represented the strongest first quarter on record.

U.K. financials stocks contributed meaningfully to the Index’s performance during the reporting period, benefiting from strong business volumes and rising profits. However, uncertainty regarding the effect that Brexit will have on access to the European market led some financials companies to consider relocating their offices out of the U.K., creating pessimism in the sector.

Chinese financials stocks contributed notably to the Index’s return for the reporting period. Canada, Hong Kong, and Italy were other notable contributors, while Australian financial stocks detracted fractionally from the Index’s performance.

In industry terms, banks contributed the most to the Index’s performance for the reporting period, followed by diversified financials and insurance companies. These stocks all generally benefited from stronger global economic conditions, higher interest rates, and regulatory changes. This was particularly true for U.S. financials stocks, as congressional moves to raise the asset threshold required for oversight from the Fed led to anticipation of a lower regulatory burden for many banks. In China, leading banks benefited from improvements in borrowers’ repayment ability and loan demand. President Xi Jinping’s efforts to reduce excessive debt also benefited the industry by contributing to healthier bank balance sheets.

Gains by diversified financial stocks were led by capital markets companies, where financial exchanges and data providers saw profit increases from rising transaction volumes related to specific financial products, such as derivatives and exchange-traded products. Asset management and custody banks benefited from strong financial markets around the globe. No industries detracted materially from the Index’s return for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Banks	55.11%
Insurance	20.51
Capital Markets	15.27
Diversified Financial Services	6.84
Consumer Finance	2.27

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*
United States	45.51%
United Kingdom	7.41
Canada	7.02
Japan	5.36
Australia	5.28
China	4.04
Switzerland	3.29
Germany	2.81
France	2.70
Spain	2.63

TOTAL	86.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.70%	9.93%	10.03%	9.70%	9.93%	10.03%
5 Years	10.61%	10.62%	10.74%	65.54%	65.64%	66.51%
10 Years	9.96%	10.01%	10.02%	158.38%	159.69%	159.75%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.50	$2.29	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 9.70%, net of fees, while the total return for the Index was 10.03%.

More frequent regulatory approvals, rising healthcare spending from an aging population, and the rollout of breakthrough gene therapies led to gains in global healthcare stocks during the reporting period.

U.S. healthcare companies were the largest contributors to the Index’s performance for the reporting period, benefiting from corporate tax reform and an aging population. The new tax regime, enacted in December 2017, lowered the corporate tax rate and encouraged corporations to repatriate capital held overseas, creating opportunity for increased cash flow and acquisition activity in the healthcare sector. However, many U.S. healthcare stocks declined late in the reporting period following President Trump’s pledge to lower drug prices.

Japanese healthcare stocks contributed modestly to the Index’s return for the reporting period. Japan’s government addressed its aging population’s healthcare needs in part by easing regulations and accelerating approval of innovative new drugs. The changes attracted partnerships, licensing deals, and research collaborations with foreign companies. The only country to detract from the Index’s return, France, detracted fractionally.

In industry terms, healthcare equipment and services companies contributed the most to the Index’s performance during the reporting period. In the U.S., these companies benefited from the two-year suspension of an excise tax on medical devices. Additionally, profits for managed healthcare companies improved amid slower-than-expected growth in medical services costs and a growing number of Medicare recipients.

The pharmaceuticals, biotechnology, and life sciences industry also contributed meaningfully to the Index’s return for the reporting period. In the U.S., corporate tax reform led to January 2018 being one of the strongest months in a decade in terms of pharmaceutical mergers and acquisitions activity. However, tax reform benefits were offset somewhat by an ongoing drug pricing controversy, concerns regarding expected disruption of the industry, and increased competition from generic and biosimilar drugs (biopharmaceutical drugs demonstrated to have active properties similar to drugs that have already been licensed). In Japan, the industry benefited from positive trial data and successful partnerships and acquisitions. No one industry detracted meaningfully from the Index’s return.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Pharmaceuticals	47.06%
Health Care Equipment & Supplies	15.79
Health Care Providers & Services	14.88
Biotechnology	14.77
Life Sciences Tools & Services	4.98
Industrial Conglomerates	2.11
Health Care Technology	0.41

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	68.12%
Switzerland	9.13
United Kingdom	5.42
Japan	5.41
Germany	3.71
France	2.62
Denmark	2.50
Australia	1.74
Netherlands	0.79
Belgium	0.24

TOTAL	99.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.99%[a]	15.25%	14.94%	14.99%[a]	15.25%	14.94%
5 Years	10.94%	10.94%	10.93%	68.08%	68.07%	67.99%
10 Years	6.45%	6.48%	6.32%	86.83%	87.38%	84.63%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.20	$2.33	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 14.99%, net of fees, while the total return for the Index was 14.94%.

U.S. industrials stocks contributed the most to the Index’s return during the reporting period. Rising prices for oil and coal helped drive production increases in these industries, which drove U.S. manufacturing activity to its largest gain in seven years in early 2018. Outside of energy, the strongest production gains resulted from the manufacture of home electronics and machinery.

Japanese industrial stocks were also meaningful contributors to the Index’s return during the reporting period. Manufacturing activity was robust throughout much of the reporting period as Japan’s economy continued to improve. However, Japanese industrial production slowed in early 2018 amid a strengthening currency, which weighed on exports, and protectionist trade policies announced by the U.S.

In Europe, stronger economic growth in the Eurozone led to rising profits for many industrial companies. Similar to Japan, though, a stronger euro and the possibility of U.S. trade tariffs led to a decline in manufacturing activity late in the reporting period. Among European countries represented in the Index, French industrial stocks contributed the most to the Index’s performance for the reporting period.

From an industry perspective, producers of capital goods were the most significant contributors to the Index’s return for the reporting period. Within the capital goods industry, the leading contributors were aerospace and defense stocks, which benefited from growing global demand for aircraft amid a sharp increase in air travel. Global machinery manufacturers were also significant contributors to the Index’s return, benefiting from a record year for vehicle sales worldwide and greater demand for heavy mining machinery and equipment.

The transportation industry was another notable contributor to the Index’s return during the reporting period, led by road and rail companies. Growing coal shipments helped railroad stocks, while trucking stocks benefited from increased merger activity. The only meaningful detractor from the Index’s performance at the industry level was the industrial conglomerates industry.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Capital Goods	69.69%
Transportation	21.24
Commercial & Professional Services	9.07

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	51.75%
Japan	16.26
France	6.79
United Kingdom	4.64
Germany	4.35
Sweden	3.20
Canada	2.56
Switzerland	2.47
Spain	1.39
Australia	1.35

TOTAL	94.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® GLOBAL MATERIALS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.84%	16.73%	15.78%	15.84%	16.73%	15.78%
5 Years	4.80%	4.95%	4.92%	26.40%	27.35%	27.13%
10 Years	0.81%	0.89%	0.96%	8.36%	9.25%	10.07%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.70	$2.34	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL MATERIALS ETF

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 15.84%, net of fees, while the total return for the Index was 15.78%.

Materials stocks benefited from increased demand for raw materials as global economic growth improved, pushing commodities prices higher. The Thomson Reuters/CoreCommodity CRB Index, a broad measure of commodities prices, rose by 5% for the reporting period. A sharp increase in the prices of industrial commodities and precious metals helped offset weaker prices for many agricultural commodities.

Materials stocks in the U.S. and U.K. contributed the most to the Index’s return for the reporting period. Stronger exports of chemicals and agricultural products helped support materials stocks in the U.S., although the advance in U.S. materials stocks was tempered by the possibility of protectionist trade actions by the U.S. late in the reporting period. U.K. materials stocks were led by the strong performance of metals and mining companies, which benefited from a healthy increase in metals exports.

Other notable contributors to the Index’s return for the reporting period were materials stocks in Japan, which benefited from rising steel exports in Asia, and France, led by chemicals and steel producers. On the downside, materials stocks in Canada and Mexico detracted slightly from the Index’s return.

From an industry perspective, chemicals companies were the largest contributors to the Index’s return for the reporting period. The chemicals industry benefited from improving global economic growth and strength in several important end markets, including commercial construction, electronics, and automotive manufacturing. Chemicals companies also benefited from a recovery in the energy sector, another important end market.

The metals and mining industry was also a significant contributor to the Index’s performance for the reporting period. Metals stocks benefited from strong demand for industrial metals ranging from cobalt and lithium, which are key components in electric vehicle batteries, to palladium and rhodium, which are used in emissions control systems for gasoline-powered vehicles. However, other metals prices, such as steel and iron ore, tumbled late in the reporting period in response to U.S. trade tariffs. The only industry to detract from the Index’s return for the reporting period was construction materials, which declined fractionally.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Chemicals	53.36%
Metals & Mining	32.62
Construction Materials	5.79
Containers & Packaging	5.35
Paper & Forest Products	2.88

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*
United States	31.64%
United Kingdom	11.47
Germany	9.21
Japan	9.17
Australia	7.29
Canada	6.07
Switzerland	3.35
Netherlands	3.04
France	3.02
Brazil	2.40

TOTAL	86.66%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TECH ETF

Performance as of March 31, 2018

	Average Annual Total Returns				Cumulative Total Returns
	NAV		MARKET	INDEX	NAV		MARKET	INDEX
1 Year	28.35%	[a]	28.64%	28.52%	28.35%	[a]	28.64%	28.52%
5 Years	19.00%		19.06%	19.13%	138.62%		139.25%	139.92%
10 Years	11.92%		11.98%	12.08%	208.46%		209.93%	212.81%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.70	$2.43	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TECH ETF

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 28.35%, net of fees, while the total return for the Index was 28.52%.

U.S. technology stocks contributed the most to the Index’s return for the reporting period, driven by robust profits from several of the largest U.S. technology companies, as well as growth in innovative areas like artificial intelligence, blockchain, and smart devices. U.S. tax reform further benefited the U.S.’s multinational technology companies by lowering the tax rate for repatriating corporate profits held overseas.

Chinese technology stocks also meaningfully contributed to the Index’s return for the reporting period, due to rapid consumer adoption of sophisticated technology. The strong performance of Chinese stocks in the internet and software services industry was driven primarily by strong sales in the mobile video game market. Growth in social media, video streaming, and digital advertising sales also benefited Chinese internet and software services stocks.

Technology stocks in Japan, South Korea, and Taiwan contributed modestly to the Index’s performance for the reporting period. China’s strong economic growth benefited Asian hardware and equipment stocks, as exporters in Japan, South Korea, and Taiwan increased delivery rates of electronic components, semiconductors, and machines to Chinese companies.

In contrast, technology stocks in the U.K. minimally detracted from the Index’s performance for the reporting period, as Brexit continued to drive uncertainty for European companies.

From an industry perspective, software and services stocks contributed significantly to the Index’s return for the reporting period, driven by a rise in cloud computing. In particular, the increasing demand for software as a service greatly benefited software stocks, as businesses continued to shift management of technology to off-site service providers. Internet software and services and IT services companies also contributed, benefiting from U.S. growth in digital advertising.

Semiconductors and semiconductor equipment companies and technology hardware and equipment companies also meaningfully contributed to the Index’s return for the reporting period. Increased demand in the memory market benefited the semiconductors and semiconductor equipment industry, while strong smartphone sales helped the technology hardware and equipment industry.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Software	20.88%
Internet Software & Services	19.00
Semiconductors & Semiconductor Equipment	18.31
Technology Hardware, Storage & Peripherals	18.01
IT Services	14.96
Electronic Equipment, Instruments & Components	4.85
Communications Equipment	3.99

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United States	76.63%
Japan	5.10
South Korea	4.42
China	3.91
Taiwan	3.23
Germany	2.14
Netherlands	1.24
France	0.90
Canada	0.59
Sweden	0.48

TOTAL	98.64%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TELECOM ETF

Performance as of March 31, 2018

	Average Annual Total Returns				Cumulative Total Returns
	NAV		MARKET	INDEX	NAV		MARKET	INDEX
1 Year	(0.60)%	[a]	(0.40)%	(0.87)%	(0.60)%	[a]	(0.40)%	(0.87)%
5 Years	4.36%		4.41%	4.16%	23.77%		24.10%	22.60%
10 Years	3.39%		3.43%	3.16%	39.52%		40.14%	36.54%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$961.60	$2.25	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TELECOM ETF

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -0.60%, net of fees, while the total return for the Index was -0.87%.

U.S. telecommunication services companies were the largest detractors from the Index’s return for the reporting period. Increased competition put pressure on pricing and led to reduced revenues and profit margins. Among U.S. wireless telecommunication services providers, the rise of lower-cost carriers prompted larger companies to expand their voice and data plans, which contributed to lower earnings. Additionally, the large capital expenditures necessary for maintaining and upgrading companies’ existing infrastructure strained finances and raised concerns that highly leveraged telecommunication services companies could be vulnerable to increased borrowing costs.

Australian telecommunication services stocks also detracted meaningfully from the Index’s return for the reporting period. Slow progress toward the government-backed National Broadband Network impeded the performance of Australian wireline providers as technical problems delayed the rollout of the network.

Government action also played a role in the Chinese telecommunication services sector, which detracted notably from the Index’s return for the reporting period. A state initiative prompted Chinese mobile carriers to reduce prices, resulting in lower revenues. Investors were also concerned that relatively healthy cash flows in the sector could lead the government to divert telecommunications revenues to other industries. Telecommunication services companies in Spain and Germany also detracted modestly from the Index’s performance.

On the upside, Japanese telecommunication services companies were the largest contributors to the Index’s return for the reporting period. As the Japanese economy continued its steady growth and interest rates remained low, Japanese consumer spending rose, providing support for domestic industries. Telecommunications services stocks in Mexico, Norway, and France also contributed modestly to the Index’s performance.

From an industry perspective, the diversified telecommunication services industry was the largest detractor from the Index’s performance during the reporting period. Consumers continued to replace landline telephone subscriptions with smartphones and other innovative devices utilizing wireless networks. Consequently, wireline service companies continued to decline, reflecting the shift away from landline phones. In contrast, the wireless telecommunication services industry was a modest contributor to the Index’s return for the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	73.03%
Wireless Telecommunication Services	26.97

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/18

Country	Percentage of Total Investments*

United States	36.93%
Japan	17.39
United Kingdom	8.43
Canada	6.47
Germany	4.51
China	4.33
Spain	3.86
France	3.11
Australia	2.44
Mexico	1.89

TOTAL	89.36%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® GLOBAL UTILITIES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.13%	5.21%	4.79%	5.13%	5.21%	4.79%
5 Years	6.57%	6.65%	6.27%	37.48%	37.95%	35.55%
10 Years	1.51%	1.52%	1.24%	16.18%	16.26%	13.08%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.10	$2.32	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL UTILITIES ETF

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 5.13%, net of fees, while the total return for the Index was 4.79%.

European utilities stocks were the top contributors to the Index’s return for the reporting period. Utilities companies tend to be highly regulated, which leads to relatively stable revenues and dividends, but their borrowing costs fluctuate with prevailing interest rates. In Europe, benchmark interest rates remained at zero during the reporting period, providing a more favorable environment than other regions, where interest rates generally increased.

The largest contribution to the Index’s performance for the reporting period came from Italian utilities stocks. The sector responded to a new national energy strategy that seeks to increase investments in renewable energy infrastructure by providing subsidies to meet carbon footprint goals. German utilities also provided a solid contribution to the Index’s return as two of the largest companies in the sector exchanged some of their assets, allowing each to focus on areas of specialization. Utilities stocks from France and Denmark were also notable contributors.

Utilities stocks from the U.S., which represented 58% of the Index on average during the reporting period, were only fractional contributors to the Index’s performance. Rising interest rates detracted from the sector, and tax reform was not expected to provide any benefits, as regulations stipulate that savings from the tax bill must be passed on to consumers in the form of lower rates.

Utilities stocks from the U.K. were the largest detractors from the Index’s return during the reporting period. An interest rate increase raised financing concerns, and rising inflation weighed on the sector, as regulations allow for inflation-related price increases only following a two-year delay. Other countries that detracted fractionally from the Index’s return included Australia, South Korea, and Brazil.

From an industry perspective, electric utilities companies contributed the most to the Index’s return during the reporting period, benefiting from solid earnings and growing dividends. The multi-utilities industry was also a notable contributor, while water utilities companies detracted fractionally from the Index’s performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Electric Utilities	58.80%
Multi-Utilities	32.29
Gas Utilities	4.85
Water Utilities	2.49
Independent Power and Renewable Electricity Producers	1.57

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/18

Country	Percentage of Total Investments*

United States	58.04%
United Kingdom	7.53
Spain	6.19
Italy	5.01
France	4.68
Japan	4.06
Germany	3.30
Hong Kong	3.28
Canada	1.90
Australia	1.68

TOTAL	95.67%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.22%

AUSTRALIA — 0.28%
Aristocrat Leisure Ltd.	42,050	$776,042

		776,042
BRAZIL — 0.13%
Kroton Educacional SA ADR NVS	92,623	373,502

		373,502
CANADA — 1.55%
Canadian Tire Corp. Ltd. Class A NVS	4,200	551,856
Dollarama Inc.	6,500	789,428
Gildan Activewear Inc.	14,030	404,930
Magna International Inc.	20,850	1,173,616
Restaurant Brands International Inc.	15,100	858,741
Shaw Communications Inc. Class B NVS	28,000	539,042

		4,317,613
CHINA — 0.31%
Geely Automobile Holdings Ltd.	300,000	863,881

		863,881
DENMARK — 0.26%
Pandora A/S	6,750	723,680

		723,680
FINLAND — 0.13%
Nokian Renkaat OYJ	7,800	353,976

		353,976
FRANCE — 6.06%
Accor SA NVS	10,883	586,909
Christian Dior SE NVS	650	256,528
Cie. Generale des Etablissements Michelin SCA Class B NVS	10,850	1,599,931
Hermes International NVS	1,850	1,095,520
Kering SA NVS	4,400	2,103,930
Lagardere SCA NVS	6,371	181,781
LVMH Moet Hennessy Louis Vuitton SE NVS	16,253	5,001,187
Peugeot SA NVS	33,150	797,044
Publicis Groupe SA NVS	12,859	894,793
Renault SA NVS	11,450	1,387,056
SES SA	22,775	307,688
Sodexo SA NVS	5,400	543,914
Valeo SA NVS	14,505	956,883

Security	Shares	Value
Vivendi SA NVS	45,352	$1,171,300

		16,884,464
GERMANY — 4.52%
adidas AG	10,950	2,648,258
Bayerische Motoren Werke AG	19,800	2,146,544
Continental AG	6,650	1,834,439
Daimler AG Registered[a]	60,000	5,089,367
ProSiebenSat.1 Media SE Registered	14,250	493,865
Volkswagen AG	1,950	389,949

		12,602,422
HONG KONG — 0.84%
Galaxy Entertainment Group Ltd.	164,000	1,488,857
Sands China Ltd.	158,400	851,711

		2,340,568
IRELAND — 0.18%
Paddy Power Betfair PLC	4,955	508,537

		508,537
ITALY — 0.97%
Ferrari NV	7,500	899,697
Fiat Chrysler Automobiles NVb	64,300	1,304,968
Luxottica Group SpA	8,103	503,257

		2,707,922
JAPAN — 13.82%
Aisin Seiki Co. Ltd.	11,300	614,142
Bridgestone Corp.	41,600	1,808,730
Denso Corp.	32,100	1,756,671
Dentsu Inc.	15,000	658,674
Fast Retailing Co. Ltd.	3,800	1,545,012
Honda Motor Co. Ltd.	109,343	3,763,003
Isuzu Motors Ltd.	40,000	613,822
Mazda Motor Corp.	35,000	462,882
Nikon Corp.	25,000	445,698
Nissan Motor Co. Ltd.	145,000	1,505,219
Nitori Holdings Co. Ltd.	5,100	901,791
Oriental Land Co. Ltd./Japan	13,400	1,368,980
Panasonic Corp.	145,100	2,075,196
Rakuten Inc.	55,000	464,979
Sekisui House Ltd.	40,000	730,418
Shimano Inc.	5,200	750,052
Sony Corp.	75,800	3,667,765
Subaru Corp.	38,488	1,261,943
Sumitomo Electric Industries Ltd.	50,000	763,282
Suzuki Motor Corp.	26,800	1,443,949

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2018

Security	Shares	Value
Toyota Industries Corp.	12,400	$750,879
Toyota Motor Corp.	165,000	10,588,858
Yamaha Motor Co. Ltd.	18,713	559,542

		38,501,487
MEXICO — 0.17%
Grupo Televisa SAB CPO	145,050	459,542

		459,542
NETHERLANDS — 0.09%
Altice NV Class Aa,b	27,050	222,826
Altice NV Class Bb	4,731	38,954

		261,780
SOUTH KOREA — 0.18%
Hyundai Motor Co. GDR NVS	7,549	508,153

		508,153
SPAIN — 0.77%
Industria de Diseno Textil SA	68,250	2,134,525

		2,134,525
SWEDEN — 0.47%
Electrolux AB Class B	15,300	479,564
Hennes & Mauritz AB Class B	55,700	832,560

		1,312,124
SWITZERLAND — 1.47%
Cie. Financiere Richemont SA Class A Registered	32,050	2,870,309
Swatch Group AG (The) Bearer	2,000	880,117
Swatch Group AG (The) Registered	4,050	338,557

		4,088,983
UNITED KINGDOM — 5.32%
Aptiv PLC	15,950	1,355,271
Barratt Developments PLC	61,400	456,844
Burberry Group PLC	26,279	625,217
Carnival PLC	12,809	822,956
Compass Group PLC	96,308	1,966,393
GKN PLC	104,373	677,899
Informa PLC	49,200	495,962
InterContinental Hotels Group PLC	11,887	711,693
ITV PLC	218,200	441,230
Kingfisher PLC	133,000	545,724
Marks & Spencer Group PLC	102,950	390,218
Next PLC	8,650	577,468
Pearson PLC	46,500	488,574
Persimmon PLC	18,612	660,556
Sky PLC	62,600	1,139,403
Taylor Wimpey PLC	196,228	508,146

Security	Shares	Value
TUI AG	25,850	$554,089
UBM PLC	23,103	303,995
Whitbread PLC	11,053	573,690
William Hill PLC	51,750	239,781
WPP PLC	80,209	1,274,257

		14,809,366
UNITED STATES — 60.70%
Advance Auto Parts Inc.[a]	4,402	521,857
Amazon.com Inc.[b]	24,050	34,808,527
AutoZone Inc.[b]	1,667	1,081,366
Best Buy Co. Inc.	14,900	1,042,851
Booking Holdings Inc.[b]	2,937	6,110,105
BorgWarner Inc.	12,151	610,345
CarMax Inc.[a,b]	10,700	662,758
Carnival Corp.	24,368	1,598,053
CBS Corp. Class B NVS	20,500	1,053,495
Charter Communications Inc. Class Ab	11,150	3,470,103
Chipotle Mexican Grill Inc.[b]	1,477	477,233
Comcast Corp. Class A	277,300	9,475,341
Darden Restaurants Inc.	7,250	618,063
Discovery Communications Inc. Class Ab	9,700	207,871
Discovery Communications Inc. Class C NVS[b]	17,689	345,289
DISH Network Corp. Class Ab	13,911	527,088
Dollar General Corp.	15,550	1,454,702
Dollar Tree Inc.[b]	14,205	1,348,054
DR Horton Inc.	20,304	890,127
Expedia Group Inc.	7,350	811,513
Foot Locker Inc.	7,150	325,611
Ford Motor Co.	233,050	2,582,194
Gap Inc. (The)	12,813	399,766
Garmin Ltd.	6,400	377,152
General Motors Co.	75,500	2,743,670
Genuine Parts Co.	9,000	808,560
Goodyear Tire & Rubber Co. (The)	14,650	389,397
H&R Block Inc.	12,109	307,690
Hanesbrands Inc.	21,823	401,980
Harley-Davidson Inc.	10,132	434,460
Hasbro Inc.	6,852	577,624
Hilton Worldwide Holdings Inc.	11,900	937,244
Home Depot Inc. (The)	69,800	12,441,152
Interpublic Group of Companies Inc. (The)	22,400	515,872

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2018

Security	Shares	Value
Kohl’s Corp.	10,054	$658,638
L Brands Inc.	14,662	560,235
Leggett & Platt Inc.	7,550	334,918
Lennar Corp. Class A	16,250	957,775
LKQ Corp.[b]	19,400	736,230
Lowe’s Companies Inc.	49,650	4,356,787
Macy’s Inc.	18,050	536,807
Marriott International Inc./MD Class A	17,950	2,440,841
Mattel Inc.	20,865	274,375
McDonald’s Corp.	47,850	7,482,783
MGM Resorts International	30,400	1,064,608
Michael Kors Holdings Ltd.[b]	9,105	565,238
Mohawk Industries Inc.[b]	3,853	894,744
Netflix Inc.[b]	25,964	7,668,467
Newell Brands Inc.	29,000	738,920
News Corp. Class A NVS	23,350	368,930
News Corp. Class B	5,350	86,135
NIKE Inc. Class B	77,600	5,155,744
Nordstrom Inc.	6,958	336,837
Norwegian Cruise Line Holdings Ltd.[b]	12,200	646,234
O’Reilly Automotive Inc.[b]	5,000	1,236,900
Omnicom Group Inc.	13,600	988,312
PulteGroup Inc.	15,700	462,993
PVH Corp.	4,650	704,150
Ralph Lauren Corp.	3,303	369,275
Ross Stores Inc.	22,800	1,777,944
Royal Caribbean Cruises Ltd.	10,200	1,200,948
Starbucks Corp.	83,900	4,856,971
Tapestry Inc.	16,957	892,108
Target Corp.	32,757	2,274,319
Tiffany & Co.	6,150	600,609
Time Warner Inc.	46,600	4,407,428
TJX Companies Inc. (The)	37,450	3,054,422
Tractor Supply Co.	7,562	476,557
TripAdvisor Inc.[b]	6,650	271,919
Twenty-First Century Fox Inc. Class A NVS	64,550	2,368,339
Twenty-First Century Fox Inc. Class B	24,400	887,428
Ulta Salon Cosmetics & Fragrance Inc.[b]	3,450	704,732
Under Armour Inc. Class Aa,b	10,469	171,168
Under Armour Inc. Class C NVS[b]	11,773	168,943

Security	Shares	Value
VF Corp.	19,703	$1,460,386
Viacom Inc. Class B NVS	20,950	650,707
Walt Disney Co. (The)	90,000	9,039,600
Whirlpool Corp.	4,250	650,718
Wyndham Worldwide Corp.	5,850	669,416
Wynn Resorts Ltd.	4,800	875,328
Yum! Brands Inc.	19,750	1,681,317

		169,125,296

TOTAL COMMON STOCKS
(Cost: $261,256,075)		273,653,863

PREFERRED STOCKS — 1.45%

GERMANY — 1.18%
Bayerische Motoren Werke AG NVS, Preference Shares	3,452	323,290
Porsche Automobil Holding SE NVS, Preference Shares	9,300	772,039
Volkswagen AG NVS, Preference Shares	11,050	2,193,130

		3,288,459
SOUTH KOREA — 0.27%
Hyundai Motor Co. GDR NVS, Preference Shares[a,c]	18,666	748,506

		748,506

TOTAL PREFERRED STOCKS
(Cost: $4,778,911)		4,036,965

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	7,339,234	7,339,234
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	280,123	280,123

		7,619,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,619,938)		7,619,357

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 102.40%
(Cost: $273,654,924)	$285,310,185
Other Assets, Less Liabilities — (2.40)%	(6,692,846)

NET ASSETS — 100.00%	$278,617,339

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,456,866	2,882,368	[b]	—	7,339,234	$7,339,234	$55,859	[c]	$343	$(2,155)
BlackRock Cash Funds: Treasury, SL Agency Shares	222,128	57,995	[b]	—	280,123	280,123	2,184		—	—

						$7,619,357	$58,043		$343	$(2,155)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$273,145,710	$508,153	$—	$273,653,863
Preferred stocks	4,036,965	—	—	4,036,965
Money market funds	7,619,357	—	—	7,619,357

Total	$284,802,032	$508,153	$—	$285,310,185

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.74%

AUSTRALIA — 2.16%
Treasury Wine Estates Ltd.	116,760	$1,509,994
Wesfarmers Ltd.	182,114	5,805,539
Woolworths Group Ltd.	211,325	4,261,526

		11,577,059
BELGIUM — 3.22%
Anheuser-Busch InBev SA/NV	157,504	17,294,104

		17,294,104
BRAZIL — 1.09%
Ambev SA ADR NVS	709,196	5,155,855
BRF SA ADR NVS[a]	100,200	693,384

		5,849,239
CANADA — 1.43%
Alimentation Couche-Tard Inc. Class B	68,373	3,058,422
George Weston Ltd.	8,025	645,610
Loblaw Companies Ltd.	31,687	1,599,773
Metro Inc.	36,522	1,164,285
Saputo Inc.	37,022	1,187,403

		7,655,493
DENMARK — 0.38%
Carlsberg A/S Class B	17,334	2,061,467

		2,061,467
FRANCE — 4.50%
Carrefour SA NVS	92,555	1,918,016
Danone SA NVS	98,868	7,992,298
L’Oreal SA	38,627	8,710,121
Pernod Ricard SA NVS	33,136	5,511,752

		24,132,187
GERMANY — 0.34%
Beiersdorf AG	16,157	1,828,501

		1,828,501
IRELAND — 0.45%
Kerry Group PLC Class A	23,647	2,396,380

		2,396,380
JAPAN — 7.42%
Aeon Co. Ltd.	135,817	2,425,805
Ajinomoto Co. Inc.	96,300	1,743,089
Asahi Group Holdings Ltd.	73,398	3,911,109
Japan Tobacco Inc.	180,300	5,197,929
Kao Corp.	77,800	5,838,475
Kirin Holdings Co. Ltd.	145,196	3,867,115

Security	Shares	Value
MEIJI Holdings Co. Ltd.	24,700	$1,881,241
NH Foods Ltd.	18,000	737,941
Nissin Foods Holdings Co. Ltd.	14,200	985,388
Seven & i Holdings Co. Ltd.	128,437	5,511,861
Shiseido Co. Ltd.	62,600	4,010,285
Unicharm Corp.	62,700	1,785,786
Yakult Honsha Co. Ltd.	26,120	1,932,905

		39,828,929
MEXICO — 0.98%
Fomento Economico Mexicano SAB de CV	349,126	3,171,560
Wal-Mart de Mexico SAB de CV	831,810	2,108,063

		5,279,623
NETHERLANDS — 4.72%
Heineken Holding NV	18,543	1,908,788
Heineken NV	33,992	3,649,583
Koninklijke Ahold Delhaize NV	194,135	4,594,163
Unilever NV CVA	268,784	15,162,976

		25,315,510
NORWAY — 0.51%
Marine Harvest ASA	65,070	1,302,900
Orkla ASA	132,587	1,420,958

		2,723,858
SWEDEN — 0.75%
Essity AB Class Ba	96,621	2,660,458
Swedish Match AB	30,170	1,359,934

		4,020,392
SWITZERLAND — 7.64%
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	168	1,039,474
Chocoladefabriken Lindt & Spruengli AG Registered	18	1,306,391
Nestle SA Registered	489,525	38,656,934

		41,002,799
UNITED KINGDOM — 12.75%
Associated British Foods PLC	55,455	1,937,805
British American Tobacco PLC	360,697	20,902,271
Diageo PLC	388,482	13,144,497
Imperial Brands PLC	153,331	5,218,149
J Sainsbury PLC	255,231	854,995
Reckitt Benckiser Group PLC	105,288	8,912,098
Tate & Lyle PLC	72,499	553,867
Tesco PLC	1,516,458	4,380,084
Unilever PLC	205,761	11,417,216

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2018

Security	Shares	Value
Wm Morrison Supermarkets PLC	360,296	$1,079,079

		68,400,061
UNITED STATES — 50.40%
Altria Group Inc.	299,386	18,657,736
Archer-Daniels-Midland Co.	87,049	3,775,315
Brown-Forman Corp. Class B NVS	41,516	2,258,470
Campbell Soup Co.	30,401	1,316,667
Church & Dwight Co. Inc.	38,276	1,927,579
Clorox Co. (The)	20,330	2,706,126
Coca-Cola Co. (The)	602,517	26,167,313
Colgate-Palmolive Co.	137,709	9,870,981
Conagra Brands Inc.	62,403	2,301,423
Constellation Brands Inc. Class A	27,083	6,172,757
Costco Wholesale Corp.	68,801	12,964,172
Coty Inc. Class A	73,802	1,350,577
CVS Health Corp.	159,323	9,911,484
Dr Pepper Snapple Group Inc.	28,222	3,340,920
Estee Lauder Companies Inc. (The) Class A	35,096	5,254,573
General Mills Inc.	89,559	4,035,529
Hershey Co. (The)	22,149	2,191,865
Hormel Foods Corp.	42,538	1,459,904
JM Smucker Co. (The)	17,762	2,202,666
Kellogg Co.	38,948	2,532,010
Kimberly-Clark Corp.	55,426	6,104,065
Kraft Heinz Co. (The)	94,267	5,871,891
Kroger Co. (The)	138,372	3,312,626
McCormick & Co. Inc./MD NVS	18,750	1,994,813
Molson Coors Brewing Co. Class B	29,907	2,252,894
Mondelez International Inc. Class A	232,998	9,723,007
Monster Beverage Corp.[a]	65,056	3,721,854
PepsiCo Inc.	223,095	24,350,819
Philip Morris International Inc.	244,602	24,313,439
Procter & Gamble Co. (The)	396,089	31,401,936
Sysco Corp.	74,793	4,484,588
Tyson Foods Inc. Class A	46,652	3,414,460
Walgreens Boots Alliance Inc.	133,829	8,761,785
Walmart Inc.	227,806	20,267,900

		270,374,144

TOTAL COMMON STOCKS
(Cost: $461,188,509)		529,739,746

Security	Shares	Value
PREFERRED STOCKS — 0.69%

GERMANY — 0.69%
Henkel AG & Co. KGaA NVS, Preference Shares	28,248	$3,712,056

		3,712,056

TOTAL PREFERRED STOCKS
(Cost: $2,935,164)		3,712,056

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,c]	130,928	130,928

		130,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,928)		130,928

TOTAL INVESTMENTS IN SECURITIES — 99.45%
(Cost: $464,254,601)		533,582,730
Other Assets, Less Liabilities — 0.55%		2,924,201

NET ASSETS — 100.00%		$536,506,931

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold		Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	[b]	—	$—	$13,951	[c]	$(34)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	556,466	—	(425,538)[b]		130,928	130,928	5,922		—	—

						$130,928	$19,873		$(34)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$529,739,746	$—	$—	$529,739,746
Preferred stocks	3,712,056	—	—	3,712,056
Money market funds	130,928	—	—	130,928

Total	$533,582,730	$—	$—	$533,582,730

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® GLOBAL ENERGY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.54%

AUSTRALIA — 2.21%
Caltex Australia Ltd.	130,543	$3,144,178
Oil Search Ltd.	642,412	3,523,249
Origin Energy Ltd.[a]	836,753	5,583,933
Santos Ltd.[a]	838,577	3,261,179
Woodside Petroleum Ltd.	446,544	10,015,331

		25,527,870
AUSTRIA — 0.36%
OMV AG	71,515	4,158,406

		4,158,406
BRAZIL — 1.26%
Petroleo Brasileiro SA ADR NVS[a]	710,800	10,050,712
Ultrapar Participacoes SA ADR NVS	207,387	4,483,707

		14,534,419
CANADA — 10.07%
ARC Resources Ltd.	165,801	1,805,582
Cameco Corp.	187,161	1,699,946
Canadian Natural Resources Ltd.	515,011	16,178,356
Cenovus Energy Inc.	481,650	4,098,275
Crescent Point Energy Corp.	252,336	1,714,534
Enbridge Inc.	805,262	25,308,680
Encana Corp.[b]	458,430	5,038,552
Husky Energy Inc.	144,079	2,060,746
Imperial Oil Ltd.	123,100	3,257,841
Inter Pipeline Ltd.	180,739	3,134,632
Pembina Pipeline Corp.	242,636	7,565,613
Suncor Energy Inc.	781,444	26,966,410
TransCanada Corp.	421,870	17,434,348

		116,263,515
CHINA — 2.53%
China Petroleum & Chemical Corp. Class H	12,320,400	10,816,044
CNOOC Ltd.	7,702,000	11,344,510
PetroChina Co. Ltd. Class H	10,248,000	7,038,049

		29,198,603
COLOMBIA — 0.20%
Ecopetrol SA ADR NVS[b]	121,613	2,350,779

		2,350,779
FINLAND — 0.38%
Neste OYJ	62,393	4,343,148

		4,343,148

Security	Shares	Value
FRANCE — 5.87%
TOTAL SA NVS[b]	1,194,607	$67,773,640

		67,773,640
ITALY — 2.60%
Eni SpA	1,198,505	21,060,253
Snam SpA	1,099,845	5,049,423
Tenaris SA	225,303	3,865,392

		29,975,068
JAPAN — 1.35%
Inpex Corp.	512,400	6,340,559
JXTG Holdings Inc.	1,536,120	9,297,606

		15,638,165
NORWAY — 1.22%
Statoil ASA	527,627	12,409,495
Subsea 7 SA	127,221	1,624,505

		14,034,000
PORTUGAL — 0.38%
Galp Energia SGPS SA	234,361	4,411,344

		4,411,344
SPAIN — 1.11%
Enagas SA	65,190	1,782,267
Repsol SA	619,564	10,983,813

		12,766,080
UNITED KINGDOM — 16.22%
BP PLC	9,328,047	62,711,704
Royal Dutch Shell PLC Class A ADR	2,173,812	68,108,873
Royal Dutch Shell PLC Class B	1,766,642	56,429,647

		187,250,224
UNITED STATES — 52.78%
Anadarko Petroleum Corp.	257,656	15,564,999
Andeavor	68,343	6,872,572
Apache Corp.	179,812	6,919,166
Baker Hughes a GE Co.	200,471	5,567,080
Cabot Oil & Gas Corp.	218,053	5,228,911
Chevron Corp.	901,627	102,821,543
Cimarex Energy Co.	44,888	4,197,028
Concho Resources Inc.[a]	70,186	10,551,061
ConocoPhillips	552,608	32,764,128
Devon Energy Corp.	246,992	7,851,876
EOG Resources Inc.	274,075	28,851,875
EQT Corp.	115,351	5,480,326
Exxon Mobil Corp.	2,001,861	149,358,849

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2018

Security	Shares	Value
Halliburton Co.	410,326	$19,260,702
Helmerich & Payne Inc.	50,445	3,357,619
Hess Corp.	125,697	6,362,782
Kinder Morgan Inc./DE	907,617	13,668,712
Marathon Oil Corp.	396,894	6,401,900
Marathon Petroleum Corp.	224,506	16,413,634
National Oilwell Varco Inc.	177,885	6,547,947
Newfield Exploration Co.[a]	93,089	2,273,233
Noble Energy Inc.	231,451	7,012,965
Occidental Petroleum Corp.	360,303	23,405,283
ONEOK Inc.	194,268	11,057,735
Phillips 66	198,366	19,027,267
Pioneer Natural Resources Co.	80,278	13,790,155
Range Resources Corp.	105,507	1,534,072
Schlumberger Ltd.	652,417	42,263,573
TechnipFMC PLC	205,038	6,038,369
Valero Energy Corp.	207,953	19,291,800
Williams Companies Inc. (The)	389,335	9,678,868

		609,416,030

TOTAL COMMON STOCKS
(Cost: $1,307,652,997)		1,137,641,291

PREFERRED STOCKS — 1.13%

BRAZIL — 1.13%
Petroleo Brasileiro SA ADR NVS, Preference Shares[a]	1,002,472	13,022,111

		13,022,111

TOTAL PREFERRED STOCKS
(Cost: $22,213,889)		13,022,111

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	1,397,073	1,397,072
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	1,757,340	1,757,340

		3,154,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,154,482)		3,154,412

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $1,333,021,368)	$1,153,817,814
Other Assets, Less Liabilities — 0.06%	734,198

NET ASSETS — 100.00%	$1,154,552,012

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,436,990	—		(2,039,917)[b]	1,397,073	$1,397,072	$91,284	[c]	$(4,290)	$(993)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,440,997	316,343	[b]	—	1,757,340	1,757,340	8,835		—	—

						$3,154,412	$100,119		$(4,290)	$(993)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,137,641,291	$—	$—	$1,137,641,291
Preferred stocks	13,022,111	—	—	13,022,111
Money market funds	3,154,412	—	—	3,154,412

Total	$1,153,817,814	$—	$—	$1,153,817,814

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 97.97%

AUSTRALIA — 5.25%
AMP Ltd.	265,034	$1,014,439
ASX Ltd.	20,240	870,337
Australia & New Zealand Banking Group Ltd.	253,606	5,225,035
BGP Holdings PLC[a,b]	608,993	7
Commonwealth Bank of Australia	152,352	8,450,262
Insurance Australia Group Ltd.	208,680	1,197,309
Macquarie Group Ltd.	28,336	2,236,545
Medibank Pvt Ltd.	244,168	543,138
National Australia Bank Ltd.	236,072	5,158,941
QBE Insurance Group Ltd.	119,600	883,448
Suncorp Group Ltd.	121,256	1,240,746
Westpac Banking Corp.	295,872	6,495,269

		33,315,476
AUSTRIA — 0.25%
Erste Group Bank AG	32,016	1,606,496

		1,606,496
BELGIUM — 0.72%
Ageas	17,112	883,057
Groupe Bruxelles Lambert SA	10,304	1,175,997
KBC Group NV	28,968	2,519,492

		4,578,546
BRAZIL — 0.19%
Banco do Brasil SA ADR NVS[c]	94,767	1,181,745

		1,181,745
CANADA — 6.98%
Bank of Montreal	56,501	4,265,020
Bank of Nova Scotia (The)	104,148	6,410,848
Brookfield Asset Management Inc. Class A	77,280	3,010,279
Canadian Imperial Bank of Commerce	38,601	3,404,852
Manulife Financial Corp.	169,403	3,143,005
National Bank of Canada	29,624	1,393,368
Power Corp. of Canada	32,330	737,252
Royal Bank of Canada	126,076	9,732,079
Sun Life Financial Inc.	53,544	2,197,412
Thomson Reuters Corp.	24,288	937,987
Toronto-Dominion Bank (The)	159,712	9,056,850

		44,288,952
CHILE — 0.15%
Banco de Chile ADR NVS[c]	3,574	359,473

Security	Shares	Value
Banco Santander Chile ADR NVS	16,786	$562,499

		921,972
CHINA — 4.03%
Bank of China Ltd. Class H	6,651,000	3,576,216
China Construction Bank Corp. Class H	9,384,720	9,637,863
China Life Insurance Co. Ltd. Class H	664,000	1,827,453
Industrial & Commercial Bank of China Ltd. Class H	6,992,000	5,995,714
Ping An Insurance Group Co. of China Ltd. Class H	442,000	4,494,171

		25,531,417
COLOMBIA — 0.09%
Bancolombia SA ADR NVS	13,447	565,043

		565,043
DENMARK — 0.37%
Danske Bank A/S	63,896	2,376,241

		2,376,241
FINLAND — 0.36%
Sampo OYJ Class A	40,848	2,273,724

		2,273,724
FRANCE — 2.69%
AXA SA NVS	168,302	4,470,904
BNP Paribas SA	98,992	7,325,418
Credit Agricole SA	103,818	1,686,022
Societe Generale SA NVS	65,320	3,547,542

		17,029,886
GERMANY — 2.80%
Allianz SE Registered	38,410	8,663,551
Commerzbank AGb	89,976	1,166,768
Deutsche Bank AG Registered	177,986	2,479,218
Deutsche Boerse AG	16,975	2,308,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	13,512	3,138,260

		17,756,761
HONG KONG — 2.22%
AIA Group Ltd.	1,067,200	9,028,972
Hang Seng Bank Ltd.	73,600	1,703,013
Hong Kong Exchanges & Clearing Ltd.	101,900	3,313,441

		14,045,426

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2018

Security	Shares	Value
IRELAND — 0.11%
Bank of Ireland Group PLC[b]	82,254	$719,248
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		719,249
ITALY — 1.87%
Assicurazioni Generali SpA	114,747	2,205,026
Banco BPM SpA[b]	128,447	445,003
Intesa Sanpaolo SpA	1,225,850	4,452,732
Mediobanca Banca di Credito Finanziario SpA	49,404	580,132
UniCredit SpA[b]	181,792	3,798,126
Unione di Banche Italiane SpA	86,112	393,013

		11,874,032
JAPAN — 5.34%
Dai-ichi Life Holdings Inc.	110,400	2,016,474
Daiwa Securities Group Inc.	160,000	1,021,081
Japan Exchange Group Inc.	55,200	1,022,510
Mitsubishi UFJ Financial Group Inc.	1,196,000	7,838,383
Mizuho Financial Group Inc.	2,244,800	4,040,007
MS&AD Insurance Group Holdings Inc.	37,800	1,192,468
Nomura Holdings Inc.	300,700	1,739,734
ORIX Corp.	128,800	2,272,621
Resona Holdings Inc.	184,000	972,337
Sompo Holdings Inc.	36,800	1,481,689
Sumitomo Mitsui Financial Group Inc.	120,600	5,055,334
Sumitomo Mitsui Trust Holdings Inc.	36,827	1,491,433
T&D Holdings Inc.	55,200	876,400
Tokio Marine Holdings Inc.	63,800	2,840,555

		33,861,026
MEXICO — 0.25%
Grupo Financiero Banorte SAB de CV Series O	261,538	1,592,282

		1,592,282
NETHERLANDS — 1.37%
ABN AMRO Group NV CVA[d]	36,456	1,097,123
Aegon NV	119,600	805,466
ING Groep NV	333,639	5,621,467
NN Group NV	26,452	1,172,453

		8,696,509
NORWAY — 0.27%
DNB ASA	86,848	1,683,099

		1,683,099

Security	Shares	Value
PERU — 0.24%
Credicorp Ltd.	6,627	$1,504,594

		1,504,594
SINGAPORE — 1.48%
DBS Group Holdings Ltd.	156,900	3,290,437
Oversea-Chinese Banking Corp. Ltd.	349,600	3,417,885
United Overseas Bank Ltd.	128,800	2,701,136

		9,409,458
SOUTH KOREA — 0.55%
KB Financial Group Inc. ADR NVS[b]	30,619	1,774,065
Shinhan Financial Group Co. Ltd. ADR NVS[b]	40,112	1,700,749

		3,474,814
SPAIN — 2.62%
Banco Bilbao Vizcaya Argentaria SA	583,832	4,616,189
Banco de Sabadell SA	487,416	995,684
Banco Santander SA	1,395,088	9,084,894
Bankia SA	95,137	425,779
CaixaBank SA	313,782	1,494,224

		16,616,770
SWEDEN — 1.82%
Industrivarden AB Class A	14,776	357,808
Industrivarden AB Class C	20,608	477,256
Investor AB Class B	41,768	1,841,327
Kinnevik AB Class B	23,000	824,999
Nordea Bank AB	274,571	2,921,177
Skandinaviska Enskilda Banken AB Class A	147,200	1,536,893
Svenska Handelsbanken AB Class A	130,640	1,625,434
Swedbank AB Class A	88,844	1,983,788

		11,568,682
SWITZERLAND — 3.27%
Baloise Holding AG Registered	4,232	645,672
Credit Suisse Group AG Registered	209,392	3,496,427
Julius Baer Group Ltd.	21,160	1,297,972
Partners Group Holding AG	1,656	1,227,819
Swiss Life Holding AG Registered	2,944	1,046,202
Swiss Re AG	28,520	2,897,270
UBS Group AG Registered	333,960	5,857,204
Zurich Insurance Group AG	13,064	4,275,540

		20,744,106

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2018

Security	Shares	Value
UNITED KINGDOM — 7.37%
3i Group PLC	88,136	$1,062,043
Aviva PLC	347,576	2,417,907
Barclays PLC	1,369,513	3,967,181
Direct Line Insurance Group PLC	122,236	653,825
HSBC Holdings PLC	1,762,536	16,451,918
Legal & General Group PLC	508,646	1,839,477
Lloyds Banking Group PLC	6,124,500	5,555,231
London Stock Exchange Group PLC	27,730	1,604,999
Man Group PLC	148,856	358,327
Old Mutual PLC	424,304	1,424,346
Prudential PLC	221,720	5,531,648
Royal Bank of Scotland Group PLC[b]	280,874	1,019,698
RSA Insurance Group PLC	88,141	778,959
Schroders PLC	11,776	527,298
Standard Chartered PLC	235,560	2,355,071
Standard Life Aberdeen PLC	237,364	1,197,708

		46,745,636
UNITED STATES — 45.31%
Affiliated Managers Group Inc.	4,971	942,402
Aflac Inc.	68,013	2,976,249
Allstate Corp. (The)	30,544	2,895,571
American Express Co.	62,192	5,801,270
American International Group Inc.	77,832	4,235,617
Ameriprise Financial Inc.	12,880	1,905,467
Aon PLC	21,528	3,021,024
Arthur J Gallagher & Co.	16,192	1,112,876
Assurant Inc.	4,422	404,215
Bank of America Corp.	825,608	24,759,984
Bank of New York Mellon Corp. (The)	88,632	4,567,207
BB&T Corp.	66,976	3,485,431
Berkshire Hathaway Inc. Class Bb	167,286	33,370,211
BlackRock Inc.[e]	10,688	5,789,903
Brighthouse Financial Inc.[b]	8,096	416,134
Capital One Financial Corp.	41,466	3,973,272
Cboe Global Markets Inc.	10,120	1,154,692
Charles Schwab Corp. (The)	103,776	5,419,183
Chubb Ltd.	40,426	5,529,064
Cincinnati Financial Corp.	13,432	997,460
Citigroup Inc.	221,536	14,953,680
Citizens Financial Group Inc.	41,216	1,730,248
CME Group Inc.	29,502	4,771,654
Comerica Inc.	14,775	1,417,366
Discover Financial Services	29,992	2,157,325

Security	Shares	Value
E*TRADE Financial Corp.[b]	23,386	$1,295,818
Everest Re Group Ltd.	3,680	945,098
Fifth Third Bancorp.	58,512	1,857,756
Franklin Resources Inc.	29,458	1,021,603
Goldman Sachs Group Inc. (The)	30,544	7,692,812
Hartford Financial Services Group Inc. (The)	30,915	1,592,741
Huntington Bancshares Inc./OH	93,492	1,411,729
Intercontinental Exchange Inc.	51,336	3,722,887
Invesco Ltd.	35,829	1,146,886
JPMorgan Chase & Co.	296,240	32,577,513
KeyCorp	91,448	1,787,808
Leucadia National Corp.	28,098	638,668
Lincoln National Corp.	18,400	1,344,304
Loews Corp.	24,288	1,207,842
M&T Bank Corp.	13,129	2,420,462
Marsh & McLennan Companies Inc.	44,488	3,674,264
MetLife Inc.	89,056	4,086,780
Moody’s Corp.	14,720	2,374,336
Morgan Stanley	120,416	6,497,647
Nasdaq Inc.	10,417	898,154
Navient Corp.	21,344	280,033
Northern Trust Corp.	18,768	1,935,544
People’s United Financial Inc.	31,294	583,946
PNC Financial Services Group Inc. (The)[e]	40,851	6,178,305
Principal Financial Group Inc.	23,184	1,412,137
Progressive Corp. (The)	50,600	3,083,058
Prudential Financial Inc.	36,064	3,734,427
Raymond James Financial Inc.	11,776	1,052,892
Regions Financial Corp.	94,944	1,764,060
S&P Global Inc.	22,448	4,288,915
State Street Corp.	32,200	3,211,306
SunTrust Banks Inc.	39,928	2,716,701
SVB Financial Group[b]	4,600	1,104,046
Synchrony Financial	63,480	2,128,484
T Rowe Price Group Inc.	21,344	2,304,512
Torchmark Corp.	9,146	769,819
Travelers Companies Inc. (The)	23,736	3,295,981
U.S. Bancorp.	135,608	6,848,204
Unum Group	18,542	882,785
Wells Fargo & Co.	379,592	19,894,417
Willis Towers Watson PLC	11,592	1,764,187
XL Group Ltd.	22,458	1,241,029

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2018

Security	Shares	Value
Zions BanCorp.	16,008	$844,102

		287,301,503

TOTAL COMMON STOCKS
(Cost: $592,196,149)		621,263,445

PREFERRED STOCKS — 1.57%

BRAZIL — 1.52%
Banco Bradesco SA ADR NVS, Preference Shares	355,185	4,219,598
Itau Unibanco Holding SA ADR NVS, Preference Shares	345,807	5,394,589

		9,614,187
ITALY — 0.05%
Intesa Sanpaolo SpA NVS, Preference Shares	89,056	337,120

		337,120

TOTAL PREFERRED STOCKS
(Cost: $7,953,510)		9,951,307

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[e,f,g]	143,548	143,548

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[e,f]	160,866	$160,866

		304,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $304,426)		304,414

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $600,454,085)		631,519,166
Other Assets, Less Liabilities — 0.41%		2,600,655

NET ASSETS — 100.00%		$634,119,821

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,670,948	—	(1,527,400)[b]	143,548	$143,548	$14,285	[c]	$79	$(109)
BlackRock Cash Funds: Treasury, SL Agency Shares	579,043	—	(418,177)[b]	160,866	160,866	4,708		—	—
BlackRock Inc.	7,242	4,320	(874)	10,688	5,789,903	91,127		93,821	1,213,691
PNC Financial Services Group Inc. (The)	28,959	15,769	(3,877)	40,851	6,178,305	91,840		128,867	847,853

					$12,272,622	$201,960		$222,767	$2,061,435

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$621,263,437	$—	$8	$621,263,445
Preferred stocks	9,951,307	—	—	9,951,307
Money market funds	304,414	—	—	304,414

Total	$631,519,158	$—	$8	$631,519,166

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.54%

AUSTRALIA — 1.73%
Cochlear Ltd.	22,923	$3,193,441
CSL Ltd.	159,363	19,003,335
Ramsay Health Care Ltd.	48,291	2,308,433
Sonic Healthcare Ltd.	155,918	2,736,377

		27,241,586
BELGIUM — 0.24%
UCB SA	46,124	3,754,102

		3,754,102
CANADA — 0.11%
Valeant Pharmaceuticals International Inc.[a]	106,956	1,701,507

		1,701,507
DENMARK — 2.49%
Coloplast A/S Class B	39,958	3,366,258
Genmab A/Sa	22,737	4,869,347
Novo Nordisk A/S Class B	626,937	30,773,278

		39,008,883
FRANCE — 2.61%
Essilor International Cie Generale d’Optique SA NVS	69,301	9,341,193
Sanofi NVS	393,018	31,577,475

		40,918,668
GERMANY — 3.69%
Bayer AG Registered	285,359	32,213,599
Fresenius Medical Care AG & Co. KGaA	74,781	7,631,625
Fresenius SE & Co. KGaA	140,714	10,739,928
Merck KGaA	45,105	4,321,300
QIAGEN NVa	91,129	2,941,970

		57,848,422
JAPAN — 5.38%
Astellas Pharma Inc.	702,875	10,667,045
Chugai Pharmaceutical Co. Ltd.	78,700	3,981,251
Daiichi Sankyo Co. Ltd.	222,700	7,383,547
Eisai Co. Ltd.	103,100	6,573,776
Hoya Corp.	135,200	6,744,109
Olympus Corp.	112,800	4,285,021
Ono Pharmaceutical Co. Ltd.	188,600	5,841,546
Otsuka Holdings Co. Ltd.	193,400	9,690,913
Shionogi & Co. Ltd.	105,100	5,426,461
Sysmex Corp.	55,400	5,021,683

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	259,700	$12,656,559
Terumo Corp.	116,400	6,118,251

		84,390,162
NETHERLANDS — 0.79%
Koninklijke Philips NV	322,608	12,365,013

		12,365,013
SPAIN — 0.21%
Grifols SA	118,017	3,339,746

		3,339,746
SWITZERLAND — 9.09%
Lonza Group AG Registered	27,541	6,476,852
Novartis AG Registered	901,883	72,764,704
Roche Holding AG NVS	242,082	55,388,645
Roche Holding AG Bearer	9,324	2,159,632
Sonova Holding AG Registered	18,765	2,974,652
Straumann Holding AG Registered	4,349	2,734,020

		142,498,505
UNITED KINGDOM — 5.39%
AstraZeneca PLC	437,533	30,047,174
GlaxoSmithKline PLC	1,674,484	32,744,588
Shire PLC	319,212	15,988,363
Smith & Nephew PLC	310,416	5,795,860

		84,575,985
UNITED STATES — 67.81%
Abbott Laboratories	600,711	35,994,603
AbbVie Inc.	552,996	52,341,071
Aetna Inc.	112,787	19,061,003
Agilent Technologies Inc.	117,673	7,872,324
Alexion Pharmaceuticals Inc.[a]	78,136	8,709,039
Align Technology Inc.[a]	26,217	6,583,875
Allergan PLC	113,159	19,043,528
AmerisourceBergen Corp.	55,727	4,804,225
Amgen Inc.	229,468	39,119,705
Anthem Inc.	88,148	19,366,116
Baxter International Inc.	170,684	11,101,287
Becton Dickinson and Co.	91,326	19,790,344
Biogen Inc.[a]	73,200	20,043,624
Boston Scientific Corp.[a]	466,197	12,736,502
Bristol-Myers Squibb Co.	559,196	35,369,147
Cardinal Health Inc.	107,885	6,762,232
Celgene Corp.[a]	258,952	23,101,108
Centene Corp.[a]	62,254	6,653,085
Cerner Corp.[a]	109,699	6,362,542
Cigna Corp.	83,721	14,043,361

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2018

Security	Shares	Value
Cooper Companies Inc. (The)[b]	16,612	$3,800,992
Danaher Corp.	210,438	20,603,985
DaVita Inc.[a]	50,989	3,362,215
DENTSPLY SIRONA Inc.	76,674	3,857,469
Edwards Lifesciences Corp.[a]	72,610	10,130,547
Eli Lilly & Co.	330,525	25,572,719
Envision Healthcare Corp.[a,b]	41,340	1,588,696
Express Scripts Holding Co.[a]	193,471	13,364,977
Gilead Sciences Inc.	452,518	34,115,332
HCA Healthcare Inc.	95,516	9,265,052
Henry Schein Inc.[a,b]	51,892	3,487,661
Hologic Inc.[a,b]	92,714	3,463,795
Humana Inc.	46,746	12,566,727
IDEXX Laboratories Inc.[a]	30,457	5,829,165
Illumina Inc.[a]	52,152	12,329,776
Incyte Corp.[a]	62,695	5,224,374
Intuitive Surgical Inc.[a]	39,124	16,151,561
IQVIA Holdings Inc.[a]	53,990	5,296,959
Johnson & Johnson	919,762	117,867,500
Laboratory Corp. of America Holdings[a]	34,357	5,557,245
McKesson Corp.	70,293	9,902,175
Medtronic PLC	464,598	37,270,052
Merck & Co. Inc.	922,959	50,273,577
Mettler-Toledo International Inc.[a,b]	8,815	5,068,889
Mylan NVa	178,479	7,347,980
Nektar Therapeutics[a,b]	56,964	6,052,995
PerkinElmer Inc.	43,070	3,261,260
Perrigo Co. PLC	44,924	3,743,966
Pfizer Inc.	2,040,709	72,424,762
Quest Diagnostics Inc.	45,501	4,563,750
Regeneron Pharmaceuticals Inc.[a]	27,187	9,362,115
ResMed Inc.	51,824	5,103,109
Stryker Corp.	109,672	17,648,418
Thermo Fisher Scientific Inc.	139,315	28,762,975
UnitedHealth Group Inc.	332,125	71,074,750
Universal Health Services Inc. Class B	29,329	3,472,847
Varian Medical Systems Inc.[a]	31,118	3,816,623
Vertex Pharmaceuticals Inc.[a]	89,774	14,631,367
Waters Corp.[a]	28,483	5,658,148
Zimmer Biomet Holdings Inc.	68,582	7,478,181
Zoetis Inc.	168,697	14,087,885

		1,063,301,292

TOTAL COMMON STOCKS
(Cost: $1,378,467,094)		1,560,943,871

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	7,861,802	$7,861,802
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	1,218,237	1,218,237

		9,080,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,080,245)		9,080,039

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $1,387,547,339)		1,570,023,910
Other Assets, Less Liabilities — (0.12)%		(1,914,004)

NET ASSETS — 100.00%		$1,568,109,906

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,283,774	2,578,028	[b]	—	7,861,802	$7,861,802	$24,282	[c]	$(2,179)	$(2,210)
BlackRock Cash Funds: Treasury, SL Agency Shares	888,725	329,512	[b]	—	1,218,237	1,218,237	17,402		—	—

						$9,080,039	$41,684		$(2,179)	$(2,210)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,560,943,871	$—	$—	$1,560,943,871
Money market funds	9,080,039	—	—	9,080,039

Total	$1,570,023,910	$—	$—	$1,570,023,910

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.69%

AUSTRALIA — 1.35%
Aurizon Holdings Ltd.	173,014	$561,365
Brambles Ltd.	132,720	1,015,993
Qantas Airways Ltd.	142,517	637,322
Sydney Airport	191,180	983,985
Transurban Group	188,427	1,650,566

		4,849,231
BRAZIL — 0.13%
Embraer SA ADR NVS	17,491	454,766

		454,766
CANADA — 2.55%
Bombardier Inc. Class Ba	159,896	465,084
Canadian National Railway Co.	60,561	4,423,055
Canadian Pacific Railway Ltd.	11,929	2,102,206
SNC-Lavalin Group Inc.	14,819	650,231
Waste Connections Inc.	21,752	1,559,632

		9,200,208
CHILE — 0.14%
LATAM Airlines Group SA ADR NVS[b]	33,775	519,797

		519,797
DENMARK — 1.19%
AP Moller — Maersk A/S Class A	183	267,364
AP Moller — Maersk A/S Class B NVS	632	974,345
DSV A/S	15,645	1,224,310
ISS A/S	15,358	566,591
Vestas Wind Systems A/S	17,618	1,249,355

		4,281,965
FINLAND — 0.78%
Kone OYJ Class B	32,864	1,638,134
Metso OYJ	10,823	340,886
Wartsila OYJ Abp	37,683	831,883

		2,810,903
FRANCE — 6.77%
Airbus SE	48,632	5,610,186
Alstom SA NVS	12,798	576,228
Bouygues SA NVS	17,704	886,390
Cie. de Saint-Gobain NVS	44,872	2,365,265
Edenred NVS	18,802	653,012
Legrand SA	21,251	1,664,835
Safran SA	26,307	2,781,769
Schneider Electric SE NVS	45,267	3,971,615
Teleperformance NVS	4,661	722,274

Security	Shares	Value
Thales SA NVS	8,295	$1,009,347
Vinci SA	42,265	4,153,172

		24,394,093
GERMANY — 4.34%
Brenntag AG	12,403	736,760
Deutsche Lufthansa AG Registered	18,407	587,226
Deutsche Post AG Registered	78,244	3,418,034
GEA Group AGb	14,457	614,297
MAN SE	2,054	239,349
MTU Aero Engines AG	4,266	717,727
Osram Licht AG	6,399	470,300
Siemens AG Registered	69,491	8,847,185

		15,630,878
HONG KONG — 0.79%
CK Hutchison Holdings Ltd.	237,020	2,835,796

		2,835,796
IRELAND — 0.27%
Ryanair Holdings PLC ADR NVS[a]	7,860	965,601

		965,601
ITALY — 0.83%
Atlantia SpA	38,473	1,189,998
CNH Industrial NV	80,422	992,038
Leonardo SpA	23,883	275,455
Prysmian SpA	17,476	548,068

		3,005,559
JAPAN — 16.21%
ANA Holdings Inc.	26,200	1,014,496
Asahi Glass Co. Ltd.	17,200	712,421
Central Japan Railway Co.	16,200	3,066,347
Dai Nippon Printing Co. Ltd.	23,700	489,822
Daikin Industries Ltd.	23,700	2,615,134
East Japan Railway Co.	31,600	2,930,317
FANUC Corp.	15,800	4,005,341
Hankyu Hanshin Holdings Inc.	20,200	749,309
ITOCHU Corp.	127,300	2,473,582
Japan Airlines Co. Ltd.	28,300	1,139,451
Kajima Corp.	83,000	770,296
Kawasaki Heavy Industries Ltd.	13,000	420,498
Kintetsu Group Holdings Co. Ltd.	15,800	615,806
Komatsu Ltd.	79,000	2,634,819
Kubota Corp.	94,800	1,659,780
LIXIL Group Corp.	23,700	529,489
Makita Corp.	23,700	1,158,815
Marubeni Corp.	142,200	1,029,429

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2018

Security	Shares	Value
Mitsubishi Corp.	127,400	$3,428,480
Mitsubishi Electric Corp.	181,700	2,907,029
Mitsubishi Heavy Industries Ltd.	25,900	992,164
Mitsui & Co. Ltd.	150,100	2,572,236
NGK Insulators Ltd.	23,700	408,705
Nidec Corp.	22,400	3,452,149
Nippon Express Co. Ltd.	7,900	528,895
NSK Ltd.	39,500	529,638
Obayashi Corp.	63,200	691,724
Odakyu Electric Railway Co. Ltd.	31,600	639,725
Recruit Holdings Co. Ltd.	126,400	3,143,064
Secom Co. Ltd.	15,800	1,176,643
Shimizu Corp.	63,200	565,145
SMC Corp./Japan	5,600	2,267,908
Sumitomo Corp.	102,700	1,729,532
Taisei Corp.	17,800	903,808
Tokyu Corp.	47,400	738,968
Toppan Printing Co. Ltd.	54,000	443,272
TOTO Ltd.	11,100	585,529
Toyota Tsusho Corp.	23,700	803,371
West Japan Railway Co.	15,800	1,103,994
Yamato Holdings Co. Ltd.	31,600	792,897

		58,420,028
MEXICO — 0.11%
Alfa SAB de CV Class A	303,486	387,224

		387,224
NETHERLANDS — 0.99%
Randstad Holding NV	10,270	674,725
RELX NV	83,035	1,718,690
Wolters Kluwer NV	22,316	1,185,364

		3,578,779
SPAIN — 1.38%
Abertis Infraestructuras SA	60,988	1,366,612
ACS Actividades de Construccion y Servicios SA	23,249	904,962
Aena SME SAc	6,083	1,224,295
Ferrovial SA	43,179	900,904
International Consolidated Airlines Group SA	68,414	589,839

		4,986,612
SWEDEN — 3.19%
Alfa Laval AB	24,569	578,375
Assa Abloy AB Class B	80,501	1,733,576
Atlas Copco AB Class A	52,851	2,279,431

Security	Shares	Value
Atlas Copco AB Class B	30,616	$1,186,284
Sandvik AB	90,771	1,652,343
Securitas AB Class B	25,596	433,232
Skanska AB Class B	33,259	677,706
SKF AB Class B	30,810	627,251
Volvo AB Class B	127,190	2,312,256

		11,480,454
SWITZERLAND — 2.46%
ABB Ltd. Registered	155,332	3,685,404
Adecco Group AG Registered	13,983	992,945
Geberit AG Registered	3,002	1,324,190
Kuehne + Nagel International AG Registered	4,661	731,567
Schindler Holding AG Participation Certificates NVS	3,634	781,750
Schindler Holding AG Registered	1,557	325,188
SGS SA Registered	417	1,022,469

		8,863,513
UNITED KINGDOM — 4.62%
Ashtead Group PLC	40,491	1,101,935
Babcock International Group PLC	40,685	381,704
BAE Systems PLC	255,328	2,082,424
Bunzl PLC	26,823	788,292
Cobham PLC[a]	203,703	351,192
DCC PLC	7,742	712,447
easyJet PLC	21,097	474,850
Experian PLC	75,446	1,627,223
Ferguson PLC	20,346	1,528,105
G4S PLC	127,348	443,215
Hays PLC	117,394	310,093
IMI PLC	21,053	318,958
Intertek Group PLC	12,923	844,783
RELX PLC	85,277	1,752,529
Rentokil Initial PLC	149,654	570,393
Rolls-Royce Holdings PLC	150,258	1,837,175
Smiths Group PLC	31,837	675,944
Travis Perkins PLC	19,987	345,986
Weir Group PLC (The)	18,249	510,586

		16,657,834
UNITED STATES — 51.59%
3M Co.	48,431	10,631,573
Acuity Brands Inc.[b]	3,476	483,824
Alaska Air Group Inc.	10,112	626,540
Allegion PLC	7,742	660,315

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2018

Security	Shares	Value
American Airlines Group Inc.	34,476	$1,791,373
AMETEK Inc.	18,565	1,410,383
AO Smith Corp.	11,784	749,345
Arconic Inc.	34,388	792,299
Boeing Co. (The)	44,714	14,660,826
Caterpillar Inc.	48,269	7,113,885
CH Robinson Worldwide Inc.	10,949	1,026,031
Cintas Corp.	6,952	1,185,872
CSX Corp.	71,732	3,996,190
Cummins Inc.	12,640	2,048,818
Deere & Co.	26,099	4,053,697
Delta Air Lines Inc.	52,614	2,883,773
Dover Corp.	12,640	1,241,501
Eaton Corp. PLC	35,787	2,859,739
Emerson Electric Co.	51,113	3,491,018
Equifax Inc.	9,764	1,150,297
Expeditors International of Washington Inc.	14,141	895,125
Fastenal Co.	22,958	1,253,277
FedEx Corp.	19,908	4,780,110
Flowserve Corp.	10,744	465,538
Fluor Corp.	11,613	664,496
Fortive Corp.	24,672	1,912,573
Fortune Brands Home & Security Inc.	12,486	735,301
General Dynamics Corp.	22,315	4,929,383
General Electric Co.	705,718	9,513,079
Harris Corp.	9,638	1,554,417
Honeywell International Inc.	61,462	8,881,874
Huntington Ingalls Industries Inc.	3,653	941,597
IHS Markit Ltd.[a]	30,101	1,452,072
Illinois Tool Works Inc.	24,845	3,892,218
Ingersoll-Rand PLC	20,303	1,736,110
Jacobs Engineering Group Inc.	9,954	588,779
JB Hunt Transport Services Inc.	6,794	795,917
Johnson Controls International PLC	75,699	2,667,633
Kansas City Southern	8,374	919,884
L3 Technologies Inc.	6,162	1,281,696
Lockheed Martin Corp.	20,145	6,807,600
Masco Corp.	24,885	1,006,349
Nielsen Holdings PLC	27,062	860,301
Norfolk Southern Corp.	22,989	3,121,446
Northrop Grumman Corp.	13,987	4,883,141
PACCAR Inc.	28,440	1,881,875
Parker-Hannifin Corp.	10,902	1,864,569
Pentair PLC	13,351	909,604

Security	Shares	Value
Quanta Services Inc.[a]	12,877	$442,325
Raytheon Co.	23,226	5,012,635
Republic Services Inc.	17,588	1,164,853
Robert Half International Inc.	10,350	599,161
Rockwell Automation Inc.	10,270	1,789,034
Rockwell Collins Inc.	13,391	1,805,776
Roper Technologies Inc.	8,295	2,328,324
Snap-on Inc.	4,503	664,373
Southwest Airlines Co.	43,924	2,515,967
Stanley Black & Decker Inc.	12,198	1,868,734
Stericycle Inc.[a]	7,189	420,772
Textron Inc.	21,251	1,253,171
TransDigm Group Inc.	3,950	1,212,413
Union Pacific Corp.	63,595	8,549,076
United Continental Holdings Inc.[a]	19,513	1,355,568
United Parcel Service Inc. Class B	55,738	5,833,539
United Rentals Inc.[a]	6,794	1,173,528
United Technologies Corp.	60,048	7,555,239
Verisk Analytics Inc. Class Aa	12,762	1,327,248
Waste Management Inc.	31,964	2,688,812
WW Grainger Inc.	4,187	1,181,864
Xylem Inc./NY	14,299	1,099,879

		185,895,554

TOTAL COMMON STOCKS
(Cost: $358,945,568)		359,218,795

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	1,358,206	1,358,206
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	36,581	36,581

		1,394,787

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,394,921)		1,394,787

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $360,340,489)	$360,613,582
Other Assets, Less Liabilities — (0.08)%	(275,362)

NET ASSETS — 100.00%	$360,338,220

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	279,596	1,078,610	[b]	—	1,358,206	$1,358,206	$4,592	[c]	$(435)	$(171)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,781	25,800	[b]	—	36,581	36,581	2,948		—	—

						$1,394,787	$7,540		$(435)	$(171)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$359,218,795	$—	$—	$359,218,795
Money market funds	1,394,787	—	—	1,394,787

Total	$360,613,582	$—	$—	$360,613,582

See notes to financial statements.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL MATERIALS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.21%

AUSTRALIA — 7.24%
Amcor Ltd./Australia	226,338	$2,460,091
BHP Billiton Ltd.	631,890	13,673,139
Fortescue Metals Group Ltd.	344,624	1,144,609
James Hardie Industries PLC	86,989	1,525,999
Newcrest Mining Ltd.	149,226	2,238,912
Orica Ltd.	73,304	998,606
Rio Tinto Ltd.	79,849	4,452,742
South32 Ltd.	1,022,210	2,524,758

		29,018,856
AUSTRIA — 0.30%
Voestalpine AG	23,086	1,208,661

		1,208,661
BELGIUM — 1.03%
Solvay SA	14,280	1,981,901
Umicore SA	40,817	2,155,035

		4,136,936
BRAZIL — 2.18%
Vale SA ADR NVS	685,719	8,722,346

		8,722,346
CANADA — 6.04%
Agnico Eagle Mines Ltd.	45,815	1,926,060
Barrick Gold Corp.	228,361	2,842,889
CCL Industries Inc. Class B NVS	27,965	1,410,777
First Quantum Minerals Ltd.	135,660	1,903,502
Franco-Nevada Corp.	36,295	2,474,563
Goldcorp Inc.	170,051	2,346,486
Kinross Gold Corp.[a]	248,472	980,975
Nutrien Ltd.	126,222	5,961,340
Teck Resources Ltd. Class B	99,246	2,554,184
Wheaton Precious Metals Corp.	87,941	1,790,538

		24,191,314
CHILE — 0.45%
Empresas CMPC SA	243,950	929,335
Sociedad Quimica y Minera de Chile SA ADR[b]	17,969	883,177

		1,812,512
DENMARK — 0.97%
Chr Hansen Holding A/S	18,811	1,617,009
Novozymes A/S Class B	44,149	2,275,594

		3,892,603

Security	Shares	Value
FINLAND — 1.46%
Stora Enso OYJ Class R	109,361	$2,007,378
UPM-Kymmene OYJ	103,887	3,845,740

		5,853,118
FRANCE — 3.01%
Air Liquide SA	83,746	10,245,948
Arkema SA NVS	13,804	1,799,547

		12,045,495
GERMANY — 9.16%
BASF SE	179,809	18,237,266
Covestro AGc	18,564	1,823,279
HeidelbergCement AG	26,418	2,592,067
K+S AG Registered[b]	37,247	1,073,745
Lanxess AG	17,826	1,363,630
Linde AGa	36,533	7,687,545
Symrise AG	23,681	1,903,550
thyssenkrupp AG	77,469	2,018,883

		36,699,965
IRELAND — 1.85%
CRH PLC	163,387	5,539,959
Smurfit Kappa Group PLC	46,291	1,874,169

		7,414,128
JAPAN — 9.12%
Asahi Kasei Corp.	273,800	3,601,751
JFE Holdings Inc.	107,100	2,158,616
Kuraray Co. Ltd.	71,400	1,213,834
Mitsubishi Chemical Holdings Corp.	297,500	2,882,687
Mitsui Chemicals Inc.	35,700	1,126,220
Nippon Paint Holdings Co. Ltd.[b]	35,700	1,310,846
Nippon Steel & Sumitomo Metal Corp.	155,529	3,416,958
Nitto Denko Corp.	35,700	2,678,088
Oji Holdings Corp.	238,000	1,530,719
Shin-Etsu Chemical Co. Ltd.	83,300	8,619,807
Sumitomo Chemical Co. Ltd.	357,000	2,081,241
Sumitomo Metal Mining Co. Ltd.	47,600	2,005,153
Taiheiyo Cement Corp.	23,800	864,946
Toray Industries Inc.	321,300	3,040,794

		36,531,660
MEXICO — 1.05%
Cemex SAB de CV CPO	2,844,184	1,874,464
Grupo Mexico SAB de CV Series B	702,100	2,328,987

		4,203,451

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2018

Security	Shares	Value
NETHERLANDS — 3.02%
Akzo Nobel NV	49,385	$4,660,893
ArcelorMittal[a]	125,069	3,953,076
Koninklijke DSM NV	35,224	3,493,345

		12,107,314
NORWAY — 0.76%
Norsk Hydro ASA	271,320	1,587,980
Yara International ASA	34,153	1,440,343

		3,028,323
PERU — 0.23%
Southern Copper Corp.	17,017	921,981

		921,981
SOUTH KOREA — 2.04%
LG Chem Ltd.	9,163	3,313,947
POSCO	15,946	4,869,522

		8,183,469
SWEDEN — 0.79%
Boliden AB	54,740	1,911,860
Svenska Cellulosa AB SCA Class B	117,096	1,243,275

		3,155,135
SWITZERLAND — 3.33%
Clariant AG Registered	54,978	1,309,574
Givaudan SA Registered	1,547	3,515,322
LafargeHolcim Ltd. Registered	93,891	5,127,923
Sika AG Bearer	434	3,392,325

		13,345,144
TAIWAN — 2.33%
Formosa Chemicals & Fibre Corp.	782,100	2,910,376
Formosa Plastics Corp.	952,720	3,398,254
Nan Ya Plastics Corp.	1,071,940	2,999,976

		9,308,606
UNITED KINGDOM — 11.40%
Anglo American PLC	275,604	6,421,713
Antofagasta PLC	68,544	885,574
BHP Billiton PLC	414,358	8,158,585
Croda International PLC	25,585	1,639,484
Glencore PLC	2,375,835	11,791,522
Johnson Matthey PLC	38,556	1,645,307
Mondi PLC	70,924	1,905,275
Randgold Resources Ltd.	18,274	1,507,837
Rio Tinto PLC	231,574	11,730,406

		45,685,703

Security	Shares	Value
UNITED STATES — 31.45%
Air Products & Chemicals Inc.	42,721	$6,793,921
Albemarle Corp.	21,658	2,008,563
Avery Dennison Corp.	17,255	1,833,344
Ball Corp.	68,544	2,721,882
CF Industries Holdings Inc.	45,696	1,724,110
DowDuPont Inc.	458,626	29,219,062
Eastman Chemical Co.	27,965	2,952,545
Ecolab Inc.	51,051	6,997,560
FMC Corp.	26,180	2,004,603
Freeport-McMoRan Inc.[a]	264,418	4,645,824
International Flavors & Fragrances Inc.	15,470	2,117,998
International Paper Co.	81,039	4,329,914
LyondellBasell Industries NV Class A	63,427	6,702,965
Martin Marietta Materials Inc.	12,376	2,565,545
Monsanto Co.	86,394	10,081,316
Mosaic Co. (The)	68,306	1,658,470
Newmont Mining Corp.	105,196	4,110,008
Nucor Corp.	63,546	3,882,025
Packaging Corp. of America	18,564	2,092,163
PPG Industries Inc.	49,742	5,551,207
Praxair Inc.	56,168	8,105,042
Sealed Air Corp.	32,725	1,400,303
Sherwin-Williams Co. (The)	16,184	6,346,070
Vulcan Materials Co.	26,061	2,975,384
WestRock Co.	49,861	3,199,580

		126,019,404

TOTAL COMMON STOCKS
(Cost: $425,851,853)		397,486,124

PREFERRED STOCKS — 0.21%

BRAZIL — 0.21%
Gerdau SA ADR NVS, Preference Shares[b]	178,262	830,701

		830,701

TOTAL PREFERRED STOCKS
(Cost: $1,669,003)		830,701

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	4,100,872	$4,100,872
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	402,791	402,791

		4,503,663

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,504,063)		4,503,663

TOTAL INVESTMENTS IN SECURITIES —100.54%
(Cost: $432,024,919)		402,820,488
Other Assets, Less Liabilities — (0.54)%		(2,153,170)

NET ASSETS — 100.00%		$400,667,318

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	668,160	3,432,712	[b]	—	4,100,872	$4,100,872	$22,958	[c]	$(614)	$(667)
BlackRock Cash Funds: Treasury, SL Agency Shares	90,362	312,429	[b]	—	402,791	402,791	5,790		—	—

						$4,503,663	$28,748		$(614)	$(667)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$397,486,124	$—	$—	$397,486,124
Preferred stocks	830,701	—	—	830,701
Money market funds	4,503,663	—	—	4,503,663

Total	$402,820,488	$—	$—	$402,820,488

See notes to financial statements.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TECH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.35%

AUSTRALIA — 0.09%
Computershare Ltd.	106,470	$1,413,670

		1,413,670
BRAZIL — 0.09%
Cielo SA	234,051	1,457,009

		1,457,009
CANADA — 0.59%
BlackBerry Ltd.[a]	101,330	1,164,008
CGI Group Inc. Class Aa	54,210	3,124,144
Constellation Software Inc./Canada	4,095	2,776,532
Open Text Corp.	55,965	1,945,590

		9,010,274
CHINA — 3.90%
Tencent Holdings Ltd.	1,150,500	60,044,188

		60,044,188
FINLAND — 0.42%
Nokia OYJ	1,183,541	6,528,269

		6,528,269
FRANCE — 0.90%
Atos SE	19,632	2,682,445
Capgemini SE	33,345	4,150,147
Dassault Systemes SE NVS	29,055	3,944,957
STMicroelectronics NV	140,010	3,096,862

		13,874,411
GERMANY — 2.13%
Infineon Technologies AG	233,025	6,230,377
SAP SE	210,795	22,028,160
United Internet AG Registered	26,520	1,666,659
Wirecard AG	24,375	2,875,452

		32,800,648
JAPAN — 5.09%
Canon Inc.	234,000	8,477,687
FUJIFILM Holdings Corp.	97,500	3,891,749
Fujitsu Ltd.	390,000	2,401,241
Hitachi Ltd.	975,000	7,066,573
Keyence Corp.	19,820	12,307,596
Konica Minolta Inc.	97,500	836,107
Kyocera Corp.	78,000	4,403,498
Murata Manufacturing Co. Ltd.	42,900	5,877,320
NEC Corp.	52,800	1,484,953
Nintendo Co. Ltd.	25,300	11,147,701

Security	Shares	Value
NTT Data Corp.	136,500	$1,452,920
Omron Corp.	44,100	2,595,825
Ricoh Co. Ltd.	156,000	1,541,664
Rohm Co. Ltd.	19,500	1,857,405
TDK Corp.	25,300	2,281,401
Tokyo Electron Ltd.	34,600	6,511,697
Yahoo Japan Corp.	331,500	1,539,831
Yaskawa Electric Corp.	58,500	2,654,090

		78,329,258
NETHERLANDS — 1.23%
ASML Holding NV	90,675	17,859,398
Gemalto NV	17,940	1,095,453

		18,954,851
SOUTH KOREA — 4.03%
NAVER Corp.	6,240	4,636,532
Samsung Electronics Co. Ltd.	20,772	47,959,370
SK Hynix Inc.	122,655	9,355,335

		61,951,237
SPAIN — 0.44%
Amadeus IT Group SA	92,820	6,847,000

		6,847,000
SWEDEN — 0.48%
Hexagon AB Class B	55,575	3,291,446
Telefonaktiebolaget LM Ericsson Class B	639,600	4,041,605

		7,333,051
SWITZERLAND — 0.09%
ams AG	13,084	1,364,420

		1,364,420
TAIWAN — 3.22%
Hon Hai Precision Industry Co. Ltd.	3,315,473	10,063,427
Largan Precision Co. Ltd.	22,000	2,527,695
MediaTek Inc.	332,000	3,877,148
Taiwan Semiconductor Manufacturing Co. Ltd.	3,900,600	33,110,351

		49,578,621
UNITED KINGDOM — 0.22%
Micro Focus International PLC	93,210	1,290,290
Sage Group PLC (The)	228,150	2,045,752

		3,336,042
UNITED STATES — 76.43%
Accenture PLC Class A	130,650	20,054,775
Activision Blizzard Inc.	159,510	10,760,545

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2018

Security	Shares	Value
Adobe Systems Inc.[a]	103,808	$22,430,833
Advanced Micro Devices Inc.[a,b]	172,770	1,736,339
Akamai Technologies Inc.[a]	36,075	2,560,603
Alliance Data Systems Corp.	10,140	2,158,400
Alphabet Inc. Class Aa	62,790	65,122,021
Alphabet Inc. Class C NVS[a]	63,570	65,590,890
Amphenol Corp. Class A	64,350	5,542,465
Analog Devices Inc.	77,220	7,037,059
ANSYS Inc.[a]	17,940	2,811,019
Apple Inc.	1,066,236	178,893,076
Applied Materials Inc.	220,791	12,278,188
Autodesk Inc.[a]	46,157	5,796,396
Automatic Data Processing Inc.	93,600	10,621,728
Broadcom Ltd.	85,410	20,126,866
CA Inc.	66,690	2,260,791
Cadence Design Systems Inc.[a]	59,085	2,172,555
Cisco Systems Inc.	1,011,422	43,379,890
Citrix Systems Inc.[a]	27,236	2,527,501
Cognizant Technology Solutions Corp. Class A	124,410	10,015,005
Corning Inc.	183,690	5,121,277
CSRA Inc.	34,456	1,420,621
DXC Technology Co.	60,255	6,057,435
eBay Inc.[a]	197,813	7,959,995
Electronic Arts Inc.[a]	64,935	7,872,719
F5 Networks Inc.[a]	13,179	1,905,815
Facebook Inc. Class Aa	502,905	80,359,190
Fidelity National Information Services Inc.	70,307	6,770,564
Fiserv Inc.[a]	87,774	6,259,164
FLIR Systems Inc.	28,860	1,443,289
Gartner Inc.[a]	19,110	2,247,718
Global Payments Inc.	33,540	3,740,381
Hewlett Packard Enterprise Co.	332,841	5,838,031
HP Inc.	344,105	7,542,782
Intel Corp.	983,386	51,214,743
International Business Machines Corp.	180,014	27,619,548
Intuit Inc.	51,144	8,865,812
IPG Photonics Corp.[a]	7,896	1,842,768
Juniper Networks Inc.	72,269	1,758,305
KLA-Tencor Corp.	32,955	3,592,425
Lam Research Corp.	33,930	6,893,219
Mastercard Inc. Class A	193,982	33,977,887
Microchip Technology Inc.[b]	48,945	4,471,615

Security	Shares	Value
Micron Technology Inc.[a]	242,970	$12,668,456
Microsoft Corp.	1,617,927	147,668,197
Motorola Solutions Inc.	34,078	3,588,413
NetApp Inc.	56,526	3,487,089
NVIDIA Corp.	127,725	29,579,833
Oracle Corp.	635,001	29,051,296
Paychex Inc.	67,665	4,167,487
PayPal Holdings Inc.[a]	237,057	17,985,515
Qorvo Inc.[a]	26,520	1,868,334
QUALCOMM Inc.	310,830	17,223,090
Red Hat Inc.[a]	37,440	5,597,654
salesforce.com Inc.[a]	144,690	16,827,447
Seagate Technology PLC	61,035	3,571,768
Skyworks Solutions Inc.	38,610	3,871,039
Symantec Corp.	131,430	3,397,465
Synopsys Inc.[a]	31,638	2,633,547
Take-Two Interactive Software Inc.[a]	23,984	2,345,156
TE Connectivity Ltd.	74,100	7,402,590
Texas Instruments Inc.	207,285	21,534,839
Total System Services Inc.	35,100	3,027,726
VeriSign Inc.[a,b]	17,940	2,126,966
Visa Inc. Class A	378,785	45,310,262
Western Digital Corp.	62,114	5,731,259
Western Union Co. (The)	96,722	1,859,964
Xerox Corp.	44,506	1,280,883
Xilinx Inc.	52,455	3,789,349

		1,176,247,872

TOTAL COMMON STOCKS
(Cost: $1,054,576,445)		1,529,070,821

PREFERRED STOCKS — 0.38%

SOUTH KOREA — 0.38%
Samsung Electronics Co. Ltd. NVS	3,092	5,917,703

		5,917,703

TOTAL PREFERRED STOCKS
(Cost: $6,058,081)		5,917,703

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	2,700,594	2,700,594

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	768,845	$768,845

		3,469,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,469,529)		3,469,439

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $1,064,104,055)		1,538,457,963
Other Assets, Less Liabilities — 0.04%		540,374

NET ASSETS — 100.00%		$1,538,998,337

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,257,923	442,671	[b]	—	2,700,594	$2,700,594	$20,259	[c]	$(5,338)	$(991)
BlackRock Cash Funds: Treasury, SL Agency Shares	643,125	125,720	[b]	—	768,845	768,845	16,476		—	—

						$3,469,439	$36,735		$(5,338)	$(991)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,529,070,821	$—	$—	$1,529,070,821
Preferred stocks	5,917,703	—	—	5,917,703
Money market funds	3,469,439	—	—	3,469,439

Total	$1,538,457,963	$—	$—	$1,538,457,963

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® GLOBAL TELECOM ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.16%

AUSTRALIA — 2.43%
Telstra Corp. Ltd.	4,046,305	$9,745,675

		9,745,675
BELGIUM — 0.41%
Proximus SADP	53,171	1,649,850

		1,649,850
CANADA — 6.44%
BCE Inc.	307,525	13,224,112
Rogers Communications Inc. Class B NVS	122,420	5,463,678
TELUS Corp.	202,194	7,095,021

		25,782,811
CHINA — 4.32%
China Mobile Ltd.	1,884,500	17,276,324

		17,276,324
DENMARK — 0.57%
TDC A/Sa	277,078	2,291,269

		2,291,269
FRANCE — 3.10%
Orange SA NVS	731,224	12,396,798

		12,396,798
GERMANY — 4.50%
Deutsche Telekom AG Registered	1,104,616	18,000,290

		18,000,290
ITALY — 0.94%
Telecom Italia SpA/Milano[a]	3,961,613	3,756,460

		3,756,460
JAPAN — 17.32%
KDDI Corp.	630,000	16,092,102
Nippon Telegraph & Telephone Corp.	424,300	19,549,318
NTT DOCOMO Inc.	448,000	11,443,272
SoftBank Group Corp.	297,600	22,246,544

		69,331,236
MEXICO — 1.88%
America Movil SAB de CV Series L NVS	7,962,599	7,524,849

		7,524,849
NETHERLANDS — 1.07%
Koninklijke KPN NV	1,430,081	4,286,161

		4,286,161

Security	Shares	Value
NORWAY — 1.32%
Telenor ASA	234,775	$5,293,012

		5,293,012
SINGAPORE — 1.73%
Singapore Telecommunications Ltd.	2,686,850	6,905,120

		6,905,120
SPAIN — 3.84%
Telefonica SA	1,557,947	15,381,984

		15,381,984
SWEDEN — 1.80%
Millicom International Cellular SA SDR	20,427	1,389,069
Tele2 AB Class B	121,603	1,454,189
Telia Co. AB	928,118	4,345,358

		7,188,616
SWITZERLAND — 1.07%
Swisscom AG Registered	8,697	4,301,273

		4,301,273
TAIWAN — 1.26%
Chunghwa Telecom Co. Ltd. ADR NVS	130,090	5,055,297

		5,055,297
UNITED KINGDOM — 8.39%
BT Group PLC	2,813,425	8,978,680
Vodafone Group PLC	9,035,763	24,618,100

		33,596,780
UNITED STATES — 36.77%
AT&T Inc.	2,091,258	74,553,348
CenturyLink Inc.	331,839	5,452,115
Verizon Communications Inc.	1,405,455	67,208,858

		147,214,321

TOTAL COMMON STOCKS
(Cost: $448,005,405)		396,978,126

PREFERRED STOCKS — 0.42%

ITALY — 0.42%
Telecom Italia SpA/Milano NVS, Preference Shares	2,043,222	1,699,697

		1,699,697

TOTAL PREFERRED STOCKS
(Cost: $1,977,808)		1,699,697

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TELECOM ETF

March 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,c]	196,241	$196,241

		196,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,241)		196,241

Value
TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $450,179,454)	$398,874,064
Other Assets, Less Liabilities — 0.37%	1,465,029

NET ASSETS — 100.00%	$400,339,093

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,799	—		(202,799)[b]	—	$—	$415	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	189,481	6,760	[b]	—	196,241	196,241	2,371		—	—

						$196,241	$2,786		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$396,978,126	$—	$—	$396,978,126
Preferred stocks	1,699,697	—	—	1,699,697
Money market funds	196,241	—	—	196,241

Total	$398,874,064	$—	$—	$398,874,064

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® GLOBAL UTILITIES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 1.68%
AGL Energy Ltd.	79,615	$1,323,969
APA Group	145,761	881,031

		2,205,000
CANADA — 1.89%
Emera Inc.	26,587	840,555
Fortis Inc./Canada	48,899	1,649,500

		2,490,055
CHILE — 0.98%
Enel Americas SA ADR NVS	68,305	793,704
Enel Chile SA ADR NVS	67,716	433,383
Enel Generacion Chile SA ADR NVS	2,695	64,114

		1,291,201
DENMARK — 1.20%
Orsted A/Sa	24,513	1,585,424

		1,585,424
FINLAND — 0.83%
Fortum OYJ	50,917	1,092,724

		1,092,724
FRANCE — 4.66%
Electricite de France SA NVS	40,435	584,813
Engie SA NVS	191,611	3,194,275
Suez	51,499	745,466
Veolia Environnement SA NVS	68,364	1,618,071

		6,142,625
GERMANY — 3.29%
E.ON SE	260,196	2,886,420
RWE AGb	58,414	1,441,120

		4,327,540
HONG KONG — 3.27%
CLP Holdings Ltd.	231,500	2,356,797
Hong Kong & China Gas Co. Ltd.	948,502	1,948,174

		4,304,971
ITALY — 5.00%
Enel SpA	915,787	5,597,617
Terna Rete Elettrica Nazionale SpA	168,901	986,476

		6,584,093
JAPAN — 4.05%
Chubu Electric Power Co. Inc.	86,200	1,218,229
Kansai Electric Power Co. Inc. (The)	94,400	1,213,397
Kyushu Electric Power Co. Inc.	55,200	658,144

Security	Shares	Value
Osaka Gas Co. Ltd.	48,800	$963,381
Tokyo Gas Co. Ltd.	48,400	1,284,068

		5,337,219
MEXICO — 0.24%
Infraestructura Energetica Nova SAB de CV	65,789	320,484

		320,484
PORTUGAL — 0.84%
EDP — Energias de Portugal SA	290,869	1,104,656

		1,104,656
SPAIN — 6.18%
Endesa SA	36,985	813,517
Gas Natural SDG SA	40,933	976,121
Iberdrola SA	720,101	5,288,902
Red Electrica Corp. SA	51,260	1,054,695

		8,133,235
UNITED KINGDOM — 7.51%
Centrica PLC	663,660	1,323,857
National Grid PLC	429,934	4,838,160
Severn Trent PLC	27,864	720,776
SSE PLC	122,182	2,187,024
United Utilities Group PLC	82,081	823,734

		9,893,551
UNITED STATES — 57.86%
AES Corp./VA	79,867	908,088
Alliant Energy Corp.	26,882	1,098,398
Ameren Corp.	28,478	1,612,709
American Electric Power Co. Inc.	58,850	4,036,521
American Water Works Co. Inc.	21,035	1,727,604
CenterPoint Energy Inc.	50,329	1,379,015
CMS Energy Corp.	32,940	1,491,853
Consolidated Edison Inc.	36,475	2,842,861
Dominion Energy Inc.	77,646	5,235,670
DTE Energy Co.	20,945	2,186,658
Duke Energy Corp.	83,361	6,457,977
Edison International	38,450	2,447,727
Entergy Corp.	21,324	1,679,905
Eversource Energy	37,098	2,185,814
Exelon Corp.	115,075	4,489,076
FirstEnergy Corp.	52,786	1,795,252
NextEra Energy Inc.	55,903	9,130,637
NiSource Inc.	39,314	939,998
NRG Energy Inc.	35,673	1,089,097
PG&E Corp.	60,899	2,675,293

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2018

Security	Shares	Value
Pinnacle West Capital Corp.	13,032	$1,039,954
PPL Corp.	82,670	2,338,734
Public Service Enterprise Group Inc.	59,563	2,992,445
SCANA Corp.	16,641	624,869
Sempra Energy	30,586	3,401,775
Southern Co. (The)	120,050	5,361,433
WEC Energy Group Inc.	37,024	2,321,405
Xcel Energy Inc.	59,767	2,718,203

		76,208,971

TOTAL COMMON STOCKS
(Cost: $162,949,580)		131,021,749

PREFERRED STOCKS — 0.22%
BRAZIL — 0.22%
Cia. Energetica de Minas Gerais ADR NVS, Preference Shares	113,325	292,378

		292,378

TOTAL PREFERRED STOCKS
(Cost: $777,476)		292,378

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	212,457	$212,457

		212,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $212,457)		212,457

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $163,939,513)		131,526,584
Other Assets, Less Liabilities — 0.14%		181,085

NET ASSETS — 100.00%		$131,707,669

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	96,482	—		(96,482)[b]	—	$—	$11,751	[c]	$(80)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	20,866	191,591	[b]	—	212,457	212,457	1,898		—	—

						$212,457	$13,649		$(80)	$1

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$131,021,749	$—	$—	$131,021,749
Preferred stocks	292,378	—	—	292,378
Money market funds	212,457	—	—	212,457

Total	$131,526,584	$—	$—	$131,526,584

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF		iShares Global Energy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$266,034,986	$464,123,673		$1,329,866,886
Affiliated (Note 2)	7,619,938	130,928		3,154,482

Total cost of investments in securities	$273,654,924	$464,254,601		$1,333,021,368

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$277,690,828	$533,451,802		$1,150,663,402
Affiliated (Note 2)	7,619,357	130,928		3,154,412
Foreign currency, at value[b]	153,170	913,282		2,812,531
Cash	18,598	180,284		11,198
Receivables:
Dividends and interest	513,623	1,752,917		2,061,333
Tax reclaims	69,518	288,267		32,563

Total Assets	286,065,094	536,717,480		1,158,735,439

LIABILITIES
Payables:
Investment securities purchased	—	—		2,302,175
Collateral for securities on loan (Note 1)	7,336,980	—		1,397,073
Capital shares redeemed	—	—		29,896
Investment advisory fees (Note 2)	110,775	210,549		454,283

Total Liabilities	7,447,755	210,549		4,183,427

NET ASSETS	$278,617,339	$536,506,931		$1,154,552,012

Net assets consist of:
Paid-in capital	$277,043,105	$472,189,246		$1,443,218,165
Undistributed net investment income	875,453	2,807,255		8,798,133
Accumulated net realized loss	(10,959,952)	(7,825,466)		(118,243,495)
Net unrealized appreciation (depreciation)	11,658,733	69,335,896		(179,220,791)

NET ASSETS	$278,617,339	$536,506,931		$1,154,552,012

Shares outstanding[c]	2,500,000	10,700,000	[d]	34,050,000

Net asset value per share	$111.45	$50.14	[d]	$33.91

[a]	Securities on loan with values of $7,237,234, $ — and $434,640, respectively. See Note 1.
[b]	Cost of foreign currency: $153,614, $915,803 and $2,834,502, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Global Financials ETF	iShares Global Healthcare ETF		iShares Global Industrials ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$590,813,060	$1,378,467,094		$358,945,568
Affiliated (Note 2)	9,641,025	9,080,245		1,394,921

Total cost of investments in securities	$600,454,085	$1,387,547,339		$360,340,489

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$619,246,544	$1,560,943,871		$359,218,795
Affiliated (Note 2)	12,272,622	9,080,039		1,394,787
Foreign currency, at value[b]	1,194,393	1,142,678		111,062
Cash	133,056	101,738		194,259
Receivables:
Investment securities sold	380	570,089		—
Due from custodian (Note 4)	5,841	3,727,968		—
Dividends and interest	1,562,105	2,359,431		758,166
Tax reclaims	131,735	2,401,498		127,003
Foreign withholding tax claims (Note 7)	—	—		39,980

Total Assets	634,546,676	1,580,327,312		361,844,052

LIABILITIES
Payables:
Investment securities purchased	30,200	3,727,968		759
Collateral for securities on loan (Note 1)	142,763	7,862,839		1,358,812
Professional fees (Note 7)	—	—		400
Investment advisory fees (Note 2)	253,892	626,599		145,861

Total Liabilities	426,855	12,217,406		1,505,832

NET ASSETS	$634,119,821	$1,568,109,906		$360,338,220

Net assets consist of:
Paid-in capital	$665,545,151	$1,406,826,722		$376,230,545
Undistributed net investment income	2,298,403	7,571,465		1,471,807
Accumulated net realized loss	(64,795,833)	(28,827,927)		(17,645,194)
Net unrealized appreciation	31,072,100	182,539,646		281,062

NET ASSETS	$634,119,821	$1,568,109,906		$360,338,220

Shares outstanding[c]	9,200,000	28,200,000	[d]	3,950,000

Net asset value per share	$68.93	$55.61	[d]	$91.22

[a]	Securities on loan with values of $143,507, $7,781,266 and $1,330,295, respectively. See Note 1.
[b]	Cost of foreign currency: $1,197,064, $1,149,302 and $110,060, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$427,520,856	$1,060,634,526	$449,983,213
Affiliated (Note 2)	4,504,063	3,469,529	196,241

Total cost of investments in securities	$432,024,919	$1,064,104,055	$450,179,454

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$398,316,825	$1,534,988,524	$398,677,823
Affiliated (Note 2)	4,503,663	3,469,439	196,241
Foreign currency, at value[b]	956,720	1,907,350	513,158
Cash	1,310	41,000	—
Receivables:
Investment securities sold	146	—	336,267
Dividends and interest	1,649,401	1,661,681	1,016,859
Tax reclaims	171,512	66,448	73,967
Foreign withholding tax claims (Note 7)	132,032	190,294	—

Total Assets	405,731,609	1,542,324,736	400,814,315

LIABILITIES
Payables:
Investment securities purchased	802,234	—	316,160
Collateral for securities on loan (Note 1)	4,101,382	2,705,870	—
Professional fees (Note 7)	1,320	1,903	—
Investment advisory fees (Note 2)	159,355	618,626	159,062

Total Liabilities	5,064,291	3,326,399	475,222

NET ASSETS	$400,667,318	$1,538,998,337	$400,339,093

Net assets consist of:
Paid-in capital	$517,867,260	$1,089,579,999	$509,342,262
Undistributed net investment income	2,669,534	816,925	2,992,851
Accumulated net realized loss	(90,691,389)	(25,765,134)	(60,694,103)
Net unrealized appreciation (depreciation)	(29,178,087)	474,366,547	(51,301,917)

NET ASSETS	$400,667,318	$1,538,998,337	$400,339,093

Shares outstanding[c]	5,950,000	9,750,000	7,000,000

Net asset value per share	$67.34	$157.85	$57.19

[a]	Securities on loan with values of $4,007,082, $2,676,925 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $958,700, $1,920,239 and $513,674, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

iShares Global Utilities ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$163,727,056
Affiliated (Note 2)	212,457

Total cost of investments in securities	$163,939,513

Investments in securities, at fair value (Note 1):
Unaffiliated	$131,314,127
Affiliated (Note 2)	212,457
Foreign currency, at value[a]	180,495
Cash	43,539
Receivables:
Investment securities sold	104,120
Due from custodian (Note 4)	1,477,077
Dividends and interest	252,316
Tax reclaims	12,209
Foreign withholding tax claims (Note 7)	123,157

Total Assets	133,719,497

LIABILITIES
Payables:
Investment securities purchased	1,961,793
Professional fees (Note 7)	1,232
Investment advisory fees (Note 2)	48,803

Total Liabilities	2,011,828

NET ASSETS	$131,707,669

Net assets consist of:
Paid-in capital	$198,623,949
Undistributed net investment income	1,038,695
Accumulated net realized loss	(35,554,397)
Net unrealized depreciation	(32,400,578)

NET ASSETS	$131,707,669

Shares outstanding[b]	2,700,000

Net asset value per share	$48.78

[a]	Cost of foreign currency: $180,605.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,309,465	$16,115,064	$36,924,632
Dividends — affiliated (Note 2)	2,184	5,922	8,835
Securities lending income — affiliated — net (Note 2)	55,859	13,951	91,284

Total investment income	4,367,508	16,134,937	37,024,751

EXPENSES
Investment advisory fees (Note 2)	1,119,775	2,853,798	4,478,505
Proxy fees	5,185	13,336	19,589

Total expenses	1,124,960	2,867,134	4,498,094

Net investment income	3,242,548	13,267,803	32,526,657

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,013,899)	(1,961,985)	(41,948,060)
Investments — affiliated (Note 2)	343	(34)	(4,290)
In-kind redemptions — unaffiliated	7,387,273	27,068,060	10,339,138
Foreign currency transactions	46,202	76,786	145,004

Net realized gain (loss)	4,419,919	25,182,827	(31,468,208)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	26,643,511	(16,249,679)	31,028,452
Investments — affiliated (Note 2)	(2,155)	—	(993)
Translation of assets and liabilities in foreign currencies	9,392	57,842	(10,472)

Net change in unrealized appreciation/depreciation	26,650,748	(16,191,837)	31,016,987

Net realized and unrealized gain (loss)	31,070,667	8,990,990	(451,221)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,313,215	$22,258,793	$32,075,436

[a]	Net of foreign withholding tax of $217,173, $874,207 and $1,566,941, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,936,231	$30,060,081	$5,430,655
Dividends — affiliated (Note 2)	187,675	17,402	2,948
Securities lending income — affiliated — net (Note 2)	14,285	24,282	4,592

	13,138,191	30,101,765	5,438,195
Less: Other foreign taxes (Note 1)	(788)	—	—

Total investment income	13,137,403	30,101,765	5,438,195

EXPENSES
Investment advisory fees (Note 2)	2,307,119	7,430,733	1,221,906
Proxy fees	8,480	33,051	4,689

Total expenses	2,315,599	7,463,784	1,226,595

Net investment income	10,821,804	22,637,981	4,211,600

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,988,105)	4,468,226	(1,901,781)
Investments — affiliated (Note 2)	(4,764)	(2,179)	(435)
In-kind redemptions — unaffiliated	10,324,267	45,608,505	36,699,102
In-kind redemptions — affiliated (Note 2)	227,531	—	—
Foreign currency transactions	56,797	79,264	4,219

Net realized gain	5,615,726	50,153,816	34,801,105

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	43,428,302	69,225,675	(12,116,999)
Investments — affiliated (Note 2)	2,061,435	(2,210)	(171)
Translation of assets and liabilities in foreign currencies	17,650	206,501	14,776

Net change in unrealized appreciation/depreciation	45,507,387	69,429,966	(12,102,394)

Net realized and unrealized gain	51,123,113	119,583,782	22,698,711

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,944,917	$142,221,763	$26,910,311

[a]	Net of foreign withholding tax of $834,264, $2,089,493 and $312,875, respectively.

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,779,626	$17,474,586	$14,930,901
Dividends — affiliated (Note 2)	5,790	16,476	2,371
Securities lending income — affiliated — net (Note 2)	22,958	20,259	415

Total investment income	7,808,374	17,511,321	14,933,687

EXPENSES
Investment advisory fees (Note 2)	1,463,374	6,337,894	1,671,496
Proxy fees	5,558	24,112	6,495

Total expenses	1,468,932	6,362,006	1,677,991

Net investment income	6,339,442	11,149,315	13,255,696

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,779,781)	3,750,339	(1,196,783)
Investments — affiliated (Note 2)	(614)	(5,338)	—
In-kind redemptions — unaffiliated	10,836,415	118,035,043	812,210
Foreign currency transactions	41,188	120,709	51,605

Net realized gain (loss)	3,097,208	121,900,753	(332,968)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	27,461,796	196,792,554	(17,580,272)
Investments — affiliated (Note 2)	(667)	(991)	—
Translation of assets and liabilities in foreign currencies	42,999	(17,575)	11,033

Net change in unrealized appreciation/depreciation	27,504,128	196,773,988	(17,569,239)

Net realized and unrealized gain (loss)	30,601,336	318,674,741	(17,902,207)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,940,778	$329,824,056	$(4,646,511)

[a]	Net of foreign withholding tax of $484,923, $745,397 and $764,358, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,057,354
Dividends — affiliated (Note 2)	1,898
Securities lending income — affiliated — net (Note 2)	11,751

Total investment income	6,071,003

EXPENSES
Investment advisory fees (Note 2)	702,217
Proxy fees	2,994

Total expenses	705,211

Net investment income	5,365,792

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,939,765)
Investments — affiliated (Note 2)	(80)
In-kind redemptions — unaffiliated	1,174,740
Foreign currency transactions	18,476

Net realized loss	(1,746,629)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	2,461,864
Investments — affiliated (Note 2)	1
Translation of assets and liabilities in foreign currencies	19,247

Net change in unrealized appreciation/depreciation	2,481,112

Net realized and unrealized gain	734,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,100,275

[a]	Net of foreign withholding tax of $139,574.

See notes to financial statements.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018[a]	Year ended March 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,242,548	$4,762,490	$13,267,803	$12,882,110
Net realized gain	4,419,919	8,167,033	25,182,827	20,523,169
Net change in unrealized appreciation/depreciation	26,650,748	14,021,079	(16,191,837)	(10,393,023)

Net increase in net assets resulting from operations	34,313,215	26,950,602	22,258,793	23,012,256

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,069,194)	(5,099,093)	(13,689,014)	(13,709,476)

Total distributions to shareholders	(3,069,194)	(5,099,093)	(13,689,014)	(13,709,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	106,274,450	155,878,341	5,262,525	24,851,058
Cost of shares redeemed	(61,775,416)	(241,018,442)	(83,085,856)	(66,950,462)

Net increase (decrease) in net assets from capital share transactions	44,499,034	(85,140,101)	(77,823,331)	(42,099,404)

INCREASE (DECREASE) IN NET ASSETS	75,743,055	(63,288,592)	(69,253,552)	(32,796,624)

NET ASSETS
Beginning of year	202,874,284	266,162,876	605,760,483	638,557,107

End of year	$278,617,339	$202,874,284	$536,506,931	$605,760,483

Undistributed net investment income included in net assets at end of year	$875,453	$654,555	$2,807,255	$2,489,130

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,700,000	100,000	500,000
Shares redeemed	(600,000)	(2,600,000)	(1,600,000)	(1,400,000)

Net increase (decrease) in shares outstanding	400,000	(900,000)	(1,500,000)	(900,000)

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,526,657	$32,289,122	$10,821,804	$7,169,357
Net realized gain (loss)	(31,468,208)	41,173,818	5,615,726	5,245,353
Net change in unrealized appreciation/depreciation	31,016,987	84,025,973	45,507,387	58,448,497

Net increase in net assets resulting from operations	32,075,436	157,488,913	61,944,917	70,863,207

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,869,149)	(33,353,608)	(10,669,687)	(6,581,935)

Total distributions to shareholders	(30,869,149)	(33,353,608)	(10,669,687)	(6,581,935)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	345,657,290	177,574,491	241,083,496	222,441,836
Cost of shares redeemed	(143,075,049)	(371,553,063)	(44,428,315)	(127,989,086)

Net increase (decrease) in net assets from capital share transactions	202,582,241	(193,978,572)	196,655,181	94,452,750

INCREASE (DECREASE) IN NET ASSETS	203,788,528	(69,843,267)	247,930,411	158,734,022

NET ASSETS
Beginning of year	950,763,484	1,020,606,751	386,189,410	227,455,388

End of year	$1,154,552,012	$950,763,484	$634,119,821	$386,189,410

Undistributed net investment income included in net assets at end of year	$8,798,133	$6,995,619	$2,298,403	$1,984,489

SHARES ISSUED AND REDEEMED
Shares sold	9,750,000	5,400,000	3,500,000	4,000,000
Shares redeemed	(4,350,000)	(11,250,000)	(650,000)	(2,250,000)

Net increase (decrease) in shares outstanding	5,400,000	(5,850,000)	2,850,000	1,750,000

See notes to financial statements.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Year ended March 31, 2018[a]	Year ended March 31, 2017[a]	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,637,981	$22,885,115	$4,211,600	$3,555,558
Net realized gain	50,153,816	130,433,746	34,801,105	14,160,891
Net change in unrealized appreciation/depreciation	69,429,966	(28,266,731)	(12,102,394)	10,890,628

Net increase in net assets resulting from operations	142,221,763	125,052,130	26,910,311	28,607,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,472,508)	(25,345,606)	(3,754,988)	(3,326,643)

Total distributions to shareholders	(23,472,508)	(25,345,606)	(3,754,988)	(3,326,643)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	121,236,397	224,501,384	290,578,767	67,236,818
Cost of shares redeemed	(148,259,936)	(457,871,146)	(162,617,812)	(73,384,431)

Net increase (decrease) in net assets from capital share transactions	(27,023,539)	(233,369,762)	127,960,955	(6,147,613)

INCREASE (DECREASE) IN NET ASSETS	91,725,716	(133,663,238)	151,116,278	19,132,821

NET ASSETS
Beginning of year	1,476,384,190	1,610,047,428	209,221,942	190,089,121

End of year	$1,568,109,906	$1,476,384,190	$360,338,220	$209,221,942

Undistributed net investment income included in net assets at end of year	$7,571,465	$8,075,510	$1,471,807	$1,010,382

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	4,600,000	3,200,000	850,000
Shares redeemed	(2,700,000)	(9,300,000)	(1,850,000)	(950,000)

Net increase (decrease) in shares outstanding	(500,000)	(4,700,000)	1,350,000	(100,000)

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,339,442	$4,221,776	$11,149,315	$10,050,667
Net realized gain	3,097,208	17,621,648	121,900,753	83,010,473
Net change in unrealized appreciation/depreciation	27,504,128	32,645,693	196,773,988	114,679,091

Net increase in net assets resulting from operations	36,940,778	54,489,117	329,824,056	207,740,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,323,742)	(3,460,561)	(13,069,610)	(9,519,778)

Total distributions to shareholders	(5,323,742)	(3,460,561)	(13,069,610)	(9,519,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	169,382,954	167,907,507	394,369,697	275,038,679
Cost of shares redeemed	(61,015,579)	(136,905,774)	(226,679,387)	(183,920,462)

Net increase in net assets from capital share transactions	108,367,375	31,001,733	167,690,310	91,118,217

INCREASE IN NET ASSETS	139,984,411	82,030,289	484,444,756	289,338,670

NET ASSETS
Beginning of year	260,682,907	178,652,618	1,054,553,581	765,214,911

End of year	$400,667,318	$260,682,907	$1,538,998,337	$1,054,553,581

Undistributed net investment income included in net assets at end of year	$2,669,534	$968,507	$816,925	$4,383,228

SHARES ISSUED AND REDEEMED
Shares sold	2,550,000	3,050,000	2,750,000	2,500,000
Shares redeemed	(1,000,000)	(2,400,000)	(1,500,000)	(1,650,000)

Net increase in shares outstanding	1,550,000	650,000	1,250,000	850,000

See notes to financial statements.

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,255,696	$13,310,123	$5,365,792	$6,891,768
Net realized loss	(332,968)	(412,551)	(1,746,629)	(4,900,578)
Net change in unrealized appreciation/depreciation	(17,569,239)	(17,330,473)	2,481,112	4,139,091

Net increase (decrease) in net assets resulting from operations	(4,646,511)	(4,432,901)	6,100,275	6,130,281

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,581,110)	(13,579,693)	(5,504,483)	(6,782,722)

Total distributions to shareholders	(12,581,110)	(13,579,693)	(5,504,483)	(6,782,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	120,212,679	18,883,932	38,177,509	208,458,530
Cost of shares redeemed	(5,817,154)	(106,203,401)	(44,109,197)	(239,144,680)

Net increase (decrease) in net assets from capital share transactions	114,395,525	(87,319,469)	(5,931,688)	(30,686,150)

INCREASE (DECREASE) IN NET ASSETS	97,167,904	(105,332,063)	(5,335,896)	(31,338,591)

NET ASSETS
Beginning of year	303,171,189	408,503,252	137,043,565	168,382,156

End of year	$400,339,093	$303,171,189	$131,707,669	$137,043,565

Undistributed net investment income included in net assets at end of year	$2,992,851	$1,849,009	$1,038,695	$1,158,910

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	300,000	750,000	4,350,000
Shares redeemed	(100,000)	(1,750,000)	(900,000)	(5,000,000)

Net increase (decrease) in shares outstanding	1,900,000	(1,450,000)	(150,000)	(650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$96.61	$88.72	$90.55	$82.12	$67.13

Income from investment operations:
Net investment income[a]	1.42	1.51	1.27	1.43	1.10
Net realized and unrealized gain (loss)[b]	14.79	7.97	(2.06)	8.46	14.91

Total from investment operations	16.21	9.48	(0.79)	9.89	16.01

Less distributions from:
Net investment income	(1.37)	(1.59)	(1.04)	(1.46)	(1.02)

Total distributions	(1.37)	(1.59)	(1.04)	(1.46)	(1.02)

Net asset value, end of year	$111.45	$96.61	$88.72	$90.55	$82.12

Total return	16.81%	10.86%	(0.90)%	12.19%	24.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$278,617	$202,874	$266,163	$380,295	$275,099
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	1.35%	1.68%	1.42%	1.69%	1.43%
Portfolio turnover rate[c]	6%	13%	7%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year ended Mar. 31, 2018[a]	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$49.65	$48.74	$45.87	$43.23	$41.19

Income from investment operations:
Net investment income[b]	1.12	1.01	1.00	1.05	0.96
Net realized and unrealized gain[c]	0.52	0.98	2.90	2.64	1.96

Total from investment operations	1.64	1.99	3.90	3.69	2.92

Less distributions from:
Net investment income	(1.15)	(1.08)	(1.03)	(1.05)	(0.88)

Total distributions	(1.15)	(1.08)	(1.03)	(1.05)	(0.88)

Net asset value, end of year	$50.14	$49.65	$48.74	$45.87	$43.23

Total return	3.19%	4.18%	8.64%	8.60%	7.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$536,507	$605,760	$638,557	$646,792	$579,262
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	2.18%	2.09%	2.16%	2.33%	2.29%
Portfolio turnover rate[d]	5%	4%	3%	5%	4%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$33.19	$29.58	$35.69	$43.77	$39.88

Income from investment operations:
Net investment income[a]	1.14	0.97	1.10	1.16	1.05
Net realized and unrealized gain (loss)[b]	0.66	3.64	(6.15)	(8.12)	3.91

Total from investment operations	1.80	4.61	(5.05)	(6.96)	4.96

Less distributions from:
Net investment income	(1.08)	(1.00)	(1.06)	(1.12)	(1.07)

Total distributions	(1.08)	(1.00)	(1.06)	(1.12)	(1.07)

Net asset value, end of year	$33.91	$33.19	$29.58	$35.69	$43.77

Total return	5.56%	15.54%	(14.27)%	(16.30)%	12.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,154,552	$950,763	$1,020,607	$1,065,215	$1,030,873
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	3.39%	2.98%	3.46%	2.76%	2.55%
Portfolio turnover rate[c]	4%	4%	6%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$60.82	$49.45	$56.94	$56.52	$48.31

Income from investment operations:
Net investment income[a]	1.47	1.35	1.31	1.36	1.21
Net realized and unrealized gain (loss)[b]	8.12	11.30	(7.32)	0.40	8.20

Total from investment operations	9.59	12.65	(6.01)	1.76	9.41

Less distributions from:
Net investment income	(1.48)	(1.28)	(1.48)	(1.34)	(1.20)

Total distributions	(1.48)	(1.28)	(1.48)	(1.34)	(1.20)

Net asset value, end of year	$68.93	$60.82	$49.45	$56.94	$56.52

Total return	15.91%	26.03%	(10.84)%	3.13%	19.74%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$634,120	$386,189	$227,455	$259,093	$308,057
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	2.19%	2.46%	2.41%	2.40%	2.28%
Portfolio turnover rate[d]	4%	16%	9%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 19.84%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year ended Mar. 31, 2018[a]	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$51.44	$48.21	$53.86	$45.49	$36.77

Income from investment operations:
Net investment income[b]	0.79	0.76	0.77	0.72	0.70
Net realized and unrealized gain (loss)[c]	4.20	3.29	(4.95)	8.34	8.67

Total from investment operations	4.99	4.05	(4.18)	9.06	9.37

Less distributions from:
Net investment income	(0.82)	(0.82)	(1.15)	(0.69)	(0.65)
Net realized gain	—	—	(0.32)	—	—

Total distributions	(0.82)	(0.82)	(1.47)	(0.69)	(0.65)

Net asset value, end of year	$55.61	$51.44	$48.21	$53.86	$45.49

Total return	9.70%	8.52%	(7.97)%	20.11%	25.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,568,110	$1,476,384	$1,610,047	$1,669,687	$1,137,187
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	1.42%	1.51%	1.48%	1.46%	1.70%
Portfolio turnover rate[d]	4%	5%	5%	3%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018. See Note 9.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$80.47	$70.40	$72.00	$71.16	$59.20

Income from investment operations:
Net investment income[a]	1.43	1.37 [b]	1.27	1.33	1.25
Net realized and unrealized gain (loss)[c]	10.69	10.02	(1.55)	0.87	11.79

Total from investment operations	12.12	11.39	(0.28)	2.20	13.04

Less distributions from:
Net investment income	(1.37)	(1.32)	(1.32)	(1.36)	(1.08)

Total distributions	(1.37)	(1.32)	(1.32)	(1.36)	(1.08)

Net asset value, end of year	$91.22	$80.47	$70.40	$72.00	$71.16

Total return	15.14%	16.38%[b]	(0.37)%	3.10%	22.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$360,338	$209,222	$190,089	$255,612	$348,666
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.61%	1.85%[b]	1.82%	1.86%	1.91%
Portfolio turnover rate[d]	6%	9%	7%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.01
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$59.25	$47.64	$56.97	$62.42	$59.47

Income from investment operations:
Net investment income[a]	1.33	0.93 [b]	1.24	1.29	1.26
Net realized and unrealized gain (loss)[c]	7.99	11.40	(8.93)	(5.44)	3.02

Total from investment operations	9.32	12.33	(7.69)	(4.15)	4.28

Less distributions from:
Net investment income	(1.23)	(0.72)	(1.64)	(1.30)	(1.33)

Total distributions	(1.23)	(0.72)	(1.64)	(1.30)	(1.33)

Net asset value, end of year	$67.34	$59.25	$47.64	$56.97	$62.42

Total return	15.84%	26.13%[b]	(13.70)%	(6.77)%	7.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$400,667	$260,683	$178,653	$321,888	$371,387
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.02%	1.73%[b]	2.44%	2.12%	2.12%
Portfolio turnover rate[d]	8%	10%	9%	4%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.07%
•	Ratio of net investment income to average net assets by 0.05%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 7%, 8%, 8%, 4% and 12%, respectively. See Note 4.

See notes to financial statements.

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$124.07	$100.03	$96.71	$84.58	$69.86

Income from investment operations:
Net investment income[a]	1.20	1.24 [b]	1.15	1.07	0.92
Net realized and unrealized gain[c]	34.01	23.94	3.27	12.14	14.65

Total from investment operations	35.21	25.18	4.42	13.21	15.57

Less distributions from:
Net investment income	(1.43)	(1.14)	(1.10)	(1.08)	(0.85)

Total distributions	(1.43)	(1.14)	(1.10)	(1.08)	(0.85)

Net asset value, end of year	$157.85	$124.07	$100.03	$96.71	$84.58

Total return	28.49%	25.40%[b]	4.59%	15.70%	22.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,538,998	$1,054,554	$765,215	$884,905	$706,223
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.48	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.82%	1.15%[b]	1.20%	1.17%	1.21%
Portfolio turnover rate[d]	5%	6%	5%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund Processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 4% 4%, 5%, 6% and 8%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$59.45	$62.37	$61.30	$66.90	$59.99

Income from investment operations:
Net investment income[a]	2.21	2.28	2.28	2.32	6.75 [b]
Net realized and unrealized gain (loss)[c]	(2.41)	(2.84)	1.04	(0.47)	2.49

Total from investment operations	(0.20)	(0.56)	3.32	1.85	9.24

Less distributions from:
Net investment income	(2.06)	(2.36)	(2.25)	(7.45)	(2.33)

Total distributions	(2.06)	(2.36)	(2.25)	(7.45)	(2.33)

Net asset value, end of year	$57.19	$59.45	$62.37	$61.30	$66.90

Total return	(0.46)%	(0.91)%	5.59%	2.71%	15.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$400,339	$303,171	$408,503	$468,949	$481,704
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	3.71%	3.74%	3.74%	3.62%	10.50%[b]
Portfolio turnover rate[d]	3%	5%	13%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$48.09	$48.11	$46.57	$47.93	$43.30

Income from investment operations:
Net investment income[a]	1.79	1.92 [b]	1.54	1.70	1.73
Net realized and unrealized gain (loss)[c]	0.69	0.19	1.66	(1.31)	4.80

Total from investment operations	2.48	2.11	3.20	0.39	6.53

Less distributions from:
Net investment income	(1.79)	(2.13)	(1.66)	(1.75)	(1.90)

Total distributions	(1.79)	(2.13)	(1.66)	(1.75)	(1.90)

Net asset value, end of year	$48.78	$48.09	$48.11	$46.57	$47.93

Total return	5.13%	4.61%[b]	7.19%	0.62%	15.91%[d]

Ratios/Supplemental data:
Net assets, end of year (000s)	$131,708	$137,044	$168,382	$186,294	$285,212
Ratio of expenses to average net assets	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	n/a	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.58%	4.07%[b]	3.37%	3.49%	3.89%
Portfolio turnover rate[e]	4%	15%	9%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.09%
•	Ratio of net investment income to average net assets by 0.06%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the year ended March 31, 2014 was 15.77%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Consumer Discretionary
Barclays Capital Inc.	$401,000	$401,000	$—
Citigroup Global Markets Inc.	521,857	520,917	(940)
Credit Suisse Securities (USA) LLC	142,475	142,475	—
Merrill Lynch, Pierce, Fenner & Smith	5,115,151	5,115,151	—
Morgan Stanley & Co. LLC	222,825	222,825	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	833,926	833,926	—

	$7,237,234	$7,236,294	$(940)

Global Energy
Goldman Sachs & Co.	$131,753	$130,185	$(1,568)
JPMorgan Securities LLC	387	387	—
Merrill Lynch, Pierce, Fenner & Smith	302,500	302,500	—

	$434,640	$433,072	$(1,568)

Global Financials
Citigroup Global Markets Inc.	$137,170	$137,150	$(20)
UBS AG	6,337	6,337	—

	$143,507	$143,487	$(20)

Global Healthcare
Citigroup Global Markets Inc.	$477,729	$477,729	$—
Credit Suisse Securities (USA) LLC	2,231,460	2,231,460	—
Goldman Sachs & Co.	862,739	862,739	—
Merrill Lynch, Pierce, Fenner & Smith	24,711	24,711	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,014,552	1,014,552	—
UBS Securities LLC	3,170,075	3,170,075	—

	$7,781,266	$7,781,266	$—

Global Industrials
JPMorgan Securities LLC	$206,226	$206,226	$—
Morgan Stanley & Co. LLC	614,297	614,297	—
UBS Securities LLC	471,297	471,297	—
Wells Fargo Securities LLC	38,475	38,475	—

	$1,330,295	$1,330,295	$—

Global Materials
Barclays Capital Inc.	$14,843	$14,494	$(349)
Citigroup Global Markets Inc.	748,337	731,314	(17,023)
Goldman Sachs & Co.	11,016	11,016	—
JPMorgan Securities LLC	2,168,164	2,168,164	—
Merrill Lynch, Pierce, Fenner & Smith	45,000	45,000	—
Morgan Stanley & Co. LLC	126,842	126,842	—
UBS AG	892,880	892,880	—

	$4,007,082	$3,989,710	$(17,372)

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Tech
Credit Suisse Securities (USA) LLC	$5,877	$5,877	$—
JPMorgan Securities LLC	1,397,991	1,397,991	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	61,255	61,255	—
Wells Fargo Securities LLC	1,211,802	1,211,377	(425)

	$2,676,925	$2,676,500	$(425)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$14,688
Global Consumer Staples	3,435
Global Energy	23,518
Global Financials	3,777
Global Healthcare	8,524

iShares ETF	Fees Paid to BTC
Global Industrials	$1,463
Global Materials	6,342
Global Tech	10,128
Global Telecom	112
Global Utilities	2,612

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$1,818,764	$2,214,103
Global Consumer Staples	1,813,153	2,405,977
Global Energy	3,611,171	6,426,356
Global Financials	1,928,163	1,359,047
Global Healthcare	22,710,146	14,093,601
Global Industrials	3,334,465	2,145,437
Global Materials	3,817,299	2,213,398
Global Tech	16,785,587	11,877,249
Global Telecom	529,986	463,005
Global Utilities	1,809,816	289,251

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of March 31, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Global Consumer Discretionary	2	29%
Global Financials	1	10
Global Healthcare	1	11
Global Industrials	1	14

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$15,012,325	$13,697,178
Global Consumer Staples	37,659,377	28,931,822
Global Energy	58,191,408	41,339,419
Global Financials	29,584,836	20,142,255
Global Healthcare	85,739,591	70,106,571
Global Industrials	17,876,608	14,954,512
Global Materials	29,215,213	24,213,563
Global Tech	100,351,318	74,132,518
Global Telecom	23,270,395	9,211,551
Global Utilities	12,283,403	6,382,013

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$104,667,475	$60,903,021
Global Consumer Staples	—	81,867,317
Global Energy	327,960,096	141,786,856
Global Financials	230,436,448	43,406,298
Global Healthcare	108,948,536	146,547,956
Global Industrials	285,217,577	160,041,354
Global Materials	160,692,171	57,012,280
Global Tech	345,592,336	206,984,298
Global Telecom	108,513,387	5,784,620
Global Utilities	31,416,092	43,498,447

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, characterization of corporate actions, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Consumer Discretionary	$5,958,117	$47,544	$(6,005,661)
Global Consumer Staples	25,551,481	739,336	(26,290,817)
Global Energy	(16,135,412)	145,006	15,990,406
Global Financials	(15,851,562)	161,797	15,689,765
Global Healthcare	43,560,846	330,482	(43,891,328)
Global Industrials	31,629,384	4,813	(31,634,197)
Global Materials	(4,277,965)	685,327	3,592,638
Global Tech	110,254,908	(1,646,008)	(108,608,900)
Global Telecom	(5,619,336)	469,256	5,150,080
Global Utilities	(6,214,572)	18,476	6,196,096

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Global Consumer Discretionary
Ordinary income	$3,069,194	$5,099,093

Global Consumer Staples
Ordinary income	$13,689,014	$13,709,476

Global Energy
Ordinary income	$30,869,149	$33,353,608

Global Financials
Ordinary income	$10,669,687	$6,581,935

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2018	2017
Global Healthcare
Ordinary income	$23,472,508	$25,345,606

Global Industrials
Ordinary income	$3,754,988	$3,326,643

Global Materials
Ordinary income	$5,323,742	$3,460,561

Global Tech
Ordinary income	$13,069,610	$9,519,778

Global Telecom
Ordinary income	$12,581,110	$13,579,693

Global Utilities
Ordinary income	$5,504,483	$6,782,722

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Global Consumer Discretionary	$902,407	$(9,967,754)	$10,639,581	$1,574,234
Global Consumer Staples	2,807,255	(5,098,005)	66,608,435	64,317,685
Global Energy	8,873,200	(87,629,679)	(209,909,674)	(288,666,153)
Global Financials	3,051,323	(55,086,663)	20,610,010	(31,425,330)
Global Healthcare	7,571,695	(14,699,268)	168,410,757	161,283,184
Global Industrials	1,480,417	(16,209,101)	(1,163,641)	(15,892,325)
Global Materials	2,555,858	(79,118,614)	(40,637,186)	(117,199,942)
Global Tech	1,681,322	(16,670,148)	464,407,164	449,418,338
Global Telecom	2,992,851	(53,844,151)	(58,151,869)	(109,003,169)
Global Utilities	932,662	(31,187,662)	(36,661,280)	(66,916,280)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, foreign withholding tax reclaims, characterization of corporate actions, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Global Consumer Discretionary	$9,128,760	$838,994	$9,967,754
Global Consumer Staples	4,721,705	376,300	5,098,005
Global Energy	83,796,665	3,833,014	87,629,679
Global Financials	35,102,630	19,984,033	55,086,663
Global Healthcare	14,699,268	—	14,699,268
Global Industrials	13,556,401	2,652,700	16,209,101
Global Materials	64,104,644	15,013,970	79,118,614
Global Tech	12,684,266	3,985,882	16,670,148
Global Telecom	50,795,112	3,049,039	53,844,151
Global Utilities	25,380,217	5,807,445	31,187,662

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$274,674,076	$33,345,419	$(22,709,310)	$10,636,109
Global Consumer Staples	466,982,061	82,834,276	(16,233,607)	66,600,669
Global Energy	1,363,710,251	32,369,371	(242,261,808)	(209,892,437)
Global Financials	610,915,795	62,394,266	(41,790,895)	20,603,371
Global Healthcare	1,401,676,229	263,055,326	(94,707,645)	168,347,681
Global Industrials	361,819,613	18,346,188	(19,552,219)	(1,206,031)
Global Materials	443,597,694	29,572,978	(70,350,184)	(40,777,206)
Global Tech	1,074,227,274	501,421,393	(37,190,704)	464,230,689
Global Telecom	457,029,405	15,211,799	(73,367,140)	(58,155,341)
Global Utilities	168,306,248	4,195,818	(40,975,482)	(36,779,664)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements except as noted below.

The Board authorized a two-for-one stock split for each of the iShares Global Consumer Staples ETF and iShares Global Healthcare ETF, effective after the close of trading on May 1, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. As the effective date of the stock splits occurred after the end of the reporting period but before the issuance of this report, the financial statements and financial highlights for the Funds herein reflect the retrospective impact of the stock splits.

NOTES TO FINANCIAL STATEMENTS	97

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global Consumer Discretionary ETF,

iShares Global Consumer Staples ETF, iShares Global Energy ETF,

iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF,

iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and

iShares Global Utilities ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Global Consumer Discretionary	$4,404,101
Global Consumer Staples	17,574,865
Global Energy	38,255,834
Global Financials	13,758,693
Global Healthcare	32,121,815

iShares ETF	Qualified Dividend Income
Global Industrials	$5,497,526
Global Materials	7,909,653
Global Tech	16,433,115
Global Telecom	14,627,999
Global Utilities	5,888,310

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global Consumer Discretionary	60.02%
Global Consumer Staples	65.71
Global Energy	41.88
Global Financials	31.37
Global Healthcare	74.40

iShares ETF	Dividends- Received Deduction
Global Industrials	59.31%
Global Materials	21.41
Global Tech	100.00
Global Telecom	47.67
Global Utilities	54.95

For the fiscal year ended March 31, 2018, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$10,188,866	$726,457
Global Materials	6,478,770	478,203
Global Telecom	9,222,397	730,498

TAX INFORMATION	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global Consumer Discretionary	$1.364403	$—	$0.010433	$1.374836	99%	—%	1%		100%
Global Consumer Staples	2.176925	—	0.124124	2.301049	95	—	5		100
Global Energy	1.083074	—	0.001735	1.084809	100	—	0	[a]	100
Global Financials	1.335097	—	0.145404	1.480501	90	—	10		100
Global Healthcare	1.483212	—	0.165152	1.648364	90	—	10		100
Global Industrials	1.364373	—	0.006078	1.370451	100	—	0	[a]	100
Global Materials	1.194893	—	0.035324	1.230217	97	—	3		100
Global Tech	1.254170	—	0.176388	1.430558	88	—	12		100
Global Telecom	1.989190	—	0.072215	2.061405	96	—	4		100
Global Utilities	1.698870	—	0.093470	1.792340	95	—	5		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Consumer Discretionary ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	18	1.36
Greater than 0.0% and Less than 0.5%	701	53.10
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	542	41.06
Less than –0.5% and Greater than –1.0%	22	1.67
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	101

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iSHARES® TRUST

iShares Global Consumer Staples ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	11	0.83%
Greater than 0.0% and Less than 0.5%	686	51.97
At NAV	41	3.11
Less than 0.0% and Greater than –0.5%	572	43.33
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Energy ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	19	1.44
Greater than 0.0% and Less than 0.5%	699	52.95
At NAV	42	3.18
Less than 0.0% and Greater than –0.5%	546	41.36
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Financials ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	37	2.80
Greater than 0.0% and Less than 0.5%	697	52.80
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	510	38.64
Less than –0.5% and Greater than –1.0%	39	2.95
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Healthcare ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	6	0.45%
Greater than 0.0% and Less than 0.5%	801	60.68
At NAV	43	3.26
Less than 0.0% and Greater than –0.5%	463	35.08
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Industrials ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	33	2.50
Greater than 0.0% and Less than 0.5%	712	53.94
At NAV	27	2.05
Less than 0.0% and Greater than –0.5%	511	38.70
Less than –0.5% and Greater than –1.0%	34	2.58
Less than –1.0%	1	0.08

	1,320	100.00%

iShares Global Materials ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	44	3.33
Greater than 0.0% and Less than 0.5%	612	46.36
At NAV	17	1.29
Less than 0.0% and Greater than –0.5%	569	43.11
Less than –0.5% and Greater than –1.0%	66	5.00
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Tech ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.23%
Greater than 0.0% and Less than 0.5%	699	52.95
At NAV	41	3.11
Less than 0.0% and Greater than –0.5%	574	43.48
Less than –0.5% and Greater than –1.0%	3	0.23

	1,320	100.00%

iShares Global Telecom ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	25	1.89
Greater than 0.0% and Less than 0.5%	682	51.67
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	535	40.53
Less than –0.5% and Greater than –1.0%	39	2.95
Less than –1.0% and Greater than –1.5%	4	0.30

	1,320	100.00%

iShares Global Utilities ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	10	0.76
Greater than 0.0% and Less than 0.5%	593	44.92
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	668	50.60
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	1	0.08

	1,320	100.00%

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Global Consumer Staples ETF and iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2017 was USD 58.07 thousand. This figure is comprised of fixed remuneration of USD 23.15 thousand and variable remuneration of USD 34.93 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 8.12 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.51 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Energy ETF in respect of BFA’s financial year ending December 31, 2017 was USD 100.17 thousand. This figure is comprised of fixed remuneration of USD 39.93 thousand and variable remuneration of USD 60.24 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Energy ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 14.01 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.61 thousand.

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	111

Notes:

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-300-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Asia 50 ETF | AIA | NASDAQ
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares International Dividend Growth ETF | IGRO | Cboe BZX
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12 months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ASIA 50 ETF

Performance as of March 31, 2018

	Average Annual Total Returns				Cumulative Total Returns
	NAV		MARKET	INDEX	NAV		MARKET	INDEX
1 Year	29.73%	[a]	31.94%	30.14%	29.73%	[a]	31.94%	30.14%
5 Years	10.13%		10.42%	10.72%	62.02%		64.12%	66.43%
10 Years	6.81%		6.90%	7.38%	93.31%		94.92%	103.83%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.00	$2.64	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA 50 ETF

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 29.73%, net of fees, while the total return for the Index was 30.14%.

China represented the Index’s largest country weight on average and was the most significant contributor to the Index’s return during the reporting period. Chinese stocks benefited from higher-than-expected economic growth, supported by strong gains in consumer spending and industrial output. Meanwhile, export growth reached a three-year high despite China facing potentially higher trade tariffs from the United States. Progress on economic and financial reforms also supported China’s gains.

South Korean stocks also benefited the Index’s performance for the reporting period. The country’s emerging middle class continued to support its economic growth, and its performance was also fortified by strong demand from the Chinese consumer market. South Korean stocks were further boosted by their attractive valuations relative to stocks in China and India.

Hong Kong’s stock market rose to all-time highs during the reporting period. In addition to the strong corporate earnings and improved economic growth that benefited most other global equity markets, Hong Kong stocks attracted strong inflows because they were less expensive than those in mainland China. Taiwan and Singapore were other notable contributors. Taiwan’s economy benefited from accelerated export growth to meet increased foreign demand for electronic components and machinery. Singapore benefited from the worldwide demand for its technology products, as well as from the attractive growth prospects of its property market.

On a sector basis, the information technology sector was the largest driver of the Index’s return for the reporting period. The sector made up more than 40% of the Index on average during the reporting period and benefited significantly from the global technology boom. Asian technology stocks traded at a significant discount relative to U.S. technology stocks, making them attractive to investors. The financials sector also contributed meaningfully to the Index’s performance, particularly banks and insurers, which benefited from increased economic activity, strong capital markets, and higher interest rates.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	42.07%
Financials	31.82
Materials	4.46
Consumer Discretionary	4.32
Telecommunication Services	4.22
Real Estate	3.96
Energy	3.03
Industrials	2.22
Utilities	1.86
Health Care	1.45
Consumer Staples	0.59

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/18

Country	Percentage of Total Investments*

China	35.66%
South Korea	24.69
Taiwan	16.93
Hong Kong	16.41
Singapore	6.31

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of March 31, 2018

	Average Annual Total Returns				Cumulative Total Returns
	NAV		MARKET	INDEX	NAV		MARKET	INDEX
1 Year	4.23%	[a]	4.91%	4.86%	4.23%	[a]	4.91%	4.86%
5 Years	0.57%		0.70%	1.28%	2.87%		3.53%	6.55%
Since Inception	5.82%		5.93%	5.99%	64.44%		65.99%	66.76%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$966.40	$3.68	$1,000.00	$1,021.20	$3.78	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 4.23%, net of fees, while the total return for the Index was 4.86%.

Thailand was the largest contributor to the Index’s return during the reporting period. The nation’s stock market reached an all-time high in February 2018, based partially on the government’s approval of several large-scale infrastructure projects, including a new international airport and high-speed train system. In addition, Thailand’s year-over-year economic growth in the fourth quarter of 2017 was its strongest since 2012, reflecting broad strength in private consumption, government spending, and exports.

China was another notable contributor for the reporting period. The nation’s government invested billions of dollars to modernize the country’s infrastructure and spent further on overseas development projects as part of its “Belt and Road Initiative.” These investments benefited stocks in related industries such as construction, transportation, and energy. However, Chinese infrastructure-related stocks struggled late during the reporting period as the U.S. announced plans to increase tariffs on steel and aluminum from China. Malaysia also contributed to the Index’s return, as its economy was bolstered by a surge in exports and public spending on infrastructure.

Brazil was the largest detractor from the Index’s performance. Its infrastructure stocks trailed for much of the reporting period, as the country’s leading infrastructure-related stocks declined amid a scandal involving bribes allegedly paid to secure building contracts. South Korea also detracted from the Index’s return. Its economy declined quarter over quarter at the end of 2017, as manufacturing, construction, and electricity output levels all decreased, hurting infrastructure stocks.

On a sector basis, industrials was the strongest contributor to the Index’s performance during the reporting period. Within the sector, the airport services industry benefited from increasing international tourism. The utilities sector also contributed, reflecting strong Chinese demand for cleaner energy. On the downside, the energy sector detracted from performance. Volatile oil prices hindered the outlook for many energy-related companies. Within the sector, the energy equipment and services industry was a leading detractor, as these stocks have yet to realize the benefit of capital spending by the large integrated oil producers.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Transportation Infrastructure	39.46%
Electric Utilities	20.65
Oil, Gas & Consumable Fuels	15.26
Gas Utilities	7.54
Water Utilities	7.44
Independent Power and Renewable Electricity Producers	6.40
Energy Equipment & Services	3.25

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/18

Country	Percentage of Total Investments*

China	37.57%
Brazil	18.89
Mexico	10.24
Thailand	9.89
Malaysia	8.29
South Korea	5.33
Chile	4.94
Russia	4.85

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EUROPE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.96%	14.17%	14.28%	13.96%	14.17%	14.28%
5 Years	6.17%	6.22%	6.54%	34.87%	35.23%	37.24%
10 Years	1.84%	1.87%	2.23%	20.05%	20.38%	24.63%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.10	$2.94	$1,000.00	$1,022.00	$2.97	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EUROPE ETF

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.96%, net of fees, while the total return for the Index was 14.28%.

The United Kingdom and France, the two largest country weights in the Index on average during the reporting period, were the largest contributors to the Index’s performance. Despite the Bank of England’s first interest-rate hike in a decade, the U.K. stock market reached a record high in January 2018. Many leading British companies generate the majority of their revenues overseas, so they initially benefited as the global economy accelerated at its fastest rate in a decade. Consequently, U.K. exports in late 2017 reached an all-time high. However, export activity and corporate profits were later squeezed by the British pound’s rising strength against the euro and the U.S. dollar and by increased trade tensions around the world.

Stocks in France were buoyed by the country’s most robust economic growth since 2011, with the unemployment rate declining to its lowest level since 2009. Increased spending on infrastructure and other capital investments helped drive the expansion, as did strong export growth. Germany also contributed to the Index’s return. Its economy rose to a seven-year high, primarily due to a strong increase in exports and a record level of consumer spending. Stocks in Switzerland benefited from lower-than-average valuations, strong dividend yields, and the accommodative monetary policy of the nation’s central bank. Multiyear high annual rates of economic growth in the Netherlands and Italy benefited the Index’s performance.

From a sector perspective, financials, the largest sector weight on average in the Index, was its most significant contributor. Banks and insurance companies were leading sources of strength, benefiting from growing regional economies, which suggests greater lending and underwriting activity, fewer defaults on existing loans, and higher transaction volumes and fee income. The industrials, materials, and energy sectors were notable contributors as well. Each benefited to some extent from higher prices and rising global demand for commodities. The consumer discretionary sector also boosted the Index’s return.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	20.94%
Consumer Staples	13.57
Industrials	13.18
Health Care	12.30
Consumer Discretionary	10.70
Materials	8.42
Energy	7.63
Information Technology	4.79
Utilities	3.63
Telecommunication Services	3.58
Real Estate	1.26

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

United Kingdom	27.86%
France	16.09
Germany	14.76
Switzerland	12.98
Netherlands	5.65
Spain	5.20
Sweden	4.33
Italy	4.02
Denmark	2.83
Belgium	2.16

TOTAL	95.88%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.29%[a]	14.86%	14.45%	14.29%[a]	14.86%	14.45%
5 Years	4.82%	4.83%	4.84%	26.52%	26.62%	26.67%
10 Years	3.37%	3.33%	3.38%	39.30%	38.81%	39.38%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.40	$2.45	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 14.29%, net of fees, while the total return for the Index was 14.45%.

Japan, which represented 27% of the Index on average during the reporting period, was the most significant contributor to the Index’s performance. Real estate fundamentals in Japan improved, reinforced by eight straight quarters of positive economic growth, increased industrial production, and rising employment. The upcoming 2020 Olympics also supported the returns of Japanese real estate investment trusts (REITs), as did their attractive dividend yields.

Favorable supply-and-demand fundamentals in Germany during the reporting period drove its property stocks higher, as the combination of tight supply, high demand, and muted development supported its real estate market. Rising populations and solid employment growth accelerated demand for residential property in a number of German cities, causing some apartment prices to double in recent years. Hong Kong property also benefited the Index’s performance, reflecting strong demand from mainland China and record-high land sales.

Real estate stocks in the U.K. performed well too, due largely to strong demand from investors in Hong Kong and China. Both U.K. domestic and international investors favored healthcare, retirement, and student housing facilities for their attractive yields. Singapore was another source of strength, as solid economic growth helped support residential property prices while office and other commercial property rents rose during the reporting period.

South Africa was the largest detractor from the Index’s performance during the reporting period. The nation’s unstable political climate was detrimental for South African property markets, resulting in decreased demand, a lack of buyer confidence, and tepid price growth.

From an industry perspective, the diversified real estate activities industry contributed the most to the Index’s performance during the reporting period. The industry is comprised of businesses such as real estate development and sales, real estate management, and real estate services, which generally benefited from favorable economic and financial conditions supporting stronger residential and commercial property markets around the globe. Real estate operating companies and diversified REITs also made substantial contributions.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	25.38%
Real Estate Operating Companies	18.79
Retail REITs	17.09
Diversified REITs	13.45
Office REITs	8.96
Industrial REITs	6.11
Real Estate Development	5.36
Residential REITs	2.25
Hotel & Resort REITs	1.05
Health Care REITs	0.87
Specialized REITs	0.69

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/18

Country	Percentage of Total Investments*

Japan	27.82%
Hong Kong	16.28
Australia	11.11
United Kingdom	8.77
Germany	7.38
Singapore	7.05
France	6.31
Canada	2.97
Sweden	2.39
Switzerland	1.80

TOTAL	91.88%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.81%[a]	11.63%	12.91%	12.81%[a]	11.63%	12.91%
Since Inception	11.07%	11.64%	11.12%	21.74%	22.92%	21.82%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.90	$1.11	$1,000.00	$1,023.80	$1.11	0.22%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 12.81%, net of fees, while the total return for the Index was 12.91%.

From a country perspective, dividend stocks in Japan and Canada contributed the most to the Index’s performance during the reporting period. Japan’s economy continued to expand, increasing its run of positive growth to eight straight quarters. The nation’s jobless rate reached its lowest point in a quarter of a century, leading to a strong increase in private consumption — the goods and services consumed by households. Meanwhile, manufacturing activity rose to the highest level in four years and exports to other Asian countries reached a record high. The strength of Canada’s economy was reflected in the fact that the jobless rate hit a 40-year low in early 2018, while inflation rose to the highest level since 2014, and the Bank of Canada raised interest rates three times during the reporting period.

France and Switzerland were other significant contributors during the reporting period. Dividend stocks in France were buoyed by the country’s most robust economic growth since 2011, with the unemployment rate declining to its lowest level since 2009. Increased spending on infrastructure and other capital investments helped drive the expansion, as did strong export growth. Swiss dividend stocks benefited from lower-than-average valuations, strong yields, and the accommodative monetary policy of the nation’s central bank. Additionally, the Swiss stock market is generally considered to be defensive, which helped support demand amid the global volatility in the second half of the reporting period.

Dividend stocks in the financials sector, representing approximately 23% of the Index on average during the reporting period, contributed the most to the Index’s return. Banks and insurance companies were leading sources of strength, benefiting from growing regional economies, which suggests greater lending and underwriting activity, fewer defaults on existing loans, and higher transaction volumes and fee income. The economically sensitive consumer discretionary and industrials sectors were other significant contributors to the Index’s return, as were the more-defensive, traditionally high-dividend-paying healthcare and consumer staples sectors.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Financials	23.50%
Consumer Staples	15.79
Health Care	12.96
Information Technology	11.63
Consumer Discretionary	11.05
Industrials	10.06
Materials	5.91
Telecommunication Services	3.18
Utilities	2.43
Real Estate	1.80
Energy	1.69

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/18

Country	Percentage of Total Investments*

United Kingdom	13.75%
Canada	13.61
Japan	11.94
Switzerland	11.91
France	10.86
Germany	8.63
Taiwan	4.89
Netherlands	3.40
Hong Kong	3.02
South Korea	2.65

TOTAL	84.66%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® LATIN AMERICA 40 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.38%	20.83%	20.91%	20.38%	20.83%	20.91%
5 Years	(0.78)%	(0.62)%	(0.33)%	(3.84)%	(3.05)%	(1.63)%
10 Years	(0.54)%	(0.43)%	(0.18)%	(5.23)%	(4.25)%	(1.79)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.70	$2.48	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LATIN AMERICA 40 ETF

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 20.38%, net of fees, while the total return for the Index was 20.91%.

Brazil, which comprised approximately 58% of the Index on average during the reporting period, was the largest contributor to the Index’s return. Despite continued political turmoil and corruption scandals, Brazil managed to emerge from its worst recession in history. The nation’s economy expanded modestly in calendar year 2017, marking its first year of positive growth since 2014. The Central Bank of Brazil helped boost the economy by reducing its key short-term interest rate on multiple occasions during the reporting period. It has now made 11 consecutive rate cuts since October 2016, trimming the interest rate to an all-time low of 6.5% in March 2018. The nation’s inflation rate also steadily declined, while consumer spending reached record levels during the fourth quarter of 2017. In response to the country’s improved economic and consumer fundamentals, Brazil’s stock market rose to a record high in early 2018.

The Index’s return was also supported by Chile’s strong performance during the reporting period. Chile’s economic expansion was led by a healthy increase in household spending, while business and consumer confidence also accelerated. Rising commodities prices benefited the country’s mining industry. Economic growth in Peru, the world’s second-largest producer of silver and copper, was also underpinned by rising prices for metals and minerals, which comprised more than half of the nation’s total exports.

From a sector perspective, financials stocks, representing 35% of the Index on average, contributed the most to the Index’s performance for the reporting period. Latin American banks were especially strong. Their profitability was augmented by growing regional economies, which suggests greater lending activity, fewer defaults on existing loans, and higher transaction volumes and fee income. Higher prices for oil and metals also led to substantial contributions from the energy and materials sectors. The consumer discretionary sector was the largest detractor from the Index’s return during the reporting period.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Financials	36.04%
Materials	16.80
Consumer Staples	14.58
Energy	14.00
Consumer Discretionary	4.88
Telecommunication Services	4.42
Industrials	3.79
Utilities	3.12
Information Technology	1.39
Real Estate	0.98

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 3/31/18

Country	Percentage of Total Investments*
Brazil	60.25%
Mexico	22.24
Chile	11.72
Peru	3.97
Colombia	1.82

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ASIA 50 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.15%

CHINA — 35.51%
Bank of China Ltd. Class H	36,096,000	$19,408,677
China Construction Bank Corp. Class H	51,042,960	52,419,793
China Life Insurance Co. Ltd. Class H	3,384,000	9,313,405
China Mobile Ltd.	2,538,000	23,267,345
China Overseas Land & Investment Ltd.	1,692,000	5,874,775
China Petroleum & Chemical Corp. Class H	11,845,600	10,399,218
CNOOC Ltd.	7,614,000	11,214,892
Geely Automobile Holdings Ltd.	2,256,000	6,496,388
Industrial & Commercial Bank of China Ltd. Class H	36,942,115	31,678,253
PetroChina Co. Ltd. Class H	10,152,000	6,972,119
Ping An Insurance Group Co. of China Ltd. Class H	2,397,000	24,372,233
Tencent Holdings Ltd.	2,586,800	135,004,178

		336,421,276
HONG KONG — 16.34%
AIA Group Ltd.	5,696,400	48,193,999
CK Asset Holdings Ltd.	1,269,148	10,648,598
CK Hutchison Holdings Ltd.	1,269,148	15,184,562
CLP Holdings Ltd.	987,000	10,048,201
Galaxy Entertainment Group Ltd.	1,244,000	11,293,529
Hang Seng Bank Ltd.	338,400	7,830,159
Hong Kong & China Gas Co. Ltd.	3,666,548	7,530,899
Hong Kong Exchanges & Clearing Ltd.	528,200	17,175,266
Link REIT[a]	987,000	8,425,901
Sands China Ltd.	1,128,000	6,065,212
Sun Hung Kai Properties Ltd.	787,000	12,434,285

		154,830,611
SINGAPORE — 6.28%
DBS Group Holdings Ltd.	846,000	17,741,935
Oversea-Chinese Banking Corp. Ltd.[a]	1,861,274	18,196,853
Singapore Telecommunications Ltd.	3,891,600	10,001,290
United Overseas Bank Ltd.	648,600	13,602,151

		59,542,229

Security	Shares	Value
SOUTH KOREA — 23.16%
Celltrion Inc.[a,b]	47,094	$13,674,447
Hyundai Mobis Co. Ltd.	32,726	7,353,295
Hyundai Motor Co.	70,500	9,491,275
KB Financial Group Inc.	185,461	10,561,481
KT&G Corp.	58,938	5,529,412
LG Chem Ltd.	22,278	8,057,200
NAVER Corp.	13,818	10,267,245
POSCO	37,788	11,539,538
Samsung C&T Corp.	44,006	5,779,942
Samsung Electronics Co. Ltd.	46,248	106,779,555
Shinhan Financial Group Co. Ltd.	221,157	9,482,010
SK Hynix Inc.	273,836	20,886,450

		219,401,850
TAIWAN — 16.86%
Cathay Financial Holding Co. Ltd.	3,948,866	7,110,315
Chunghwa Telecom Co. Ltd.	1,692,551	6,559,600
CTBC Financial Holding Co. Ltd.	9,306,359	6,766,636
Formosa Chemicals & Fibre Corp.	1,974,804	7,348,706
Formosa Plastics Corp.	2,256,071	8,047,172
Fubon Financial Holding Co. Ltd.	3,666,000	6,311,802
Hon Hai Precision Industry Co. Ltd.	7,332,066	22,254,959
Largan Precision Co. Ltd.	46,000	5,285,180
MediaTek Inc.	747,112	8,724,891
Nan Ya Plastics Corp.	2,538,510	7,104,380
Taiwan Semiconductor Manufacturing Co. Ltd.	8,742,343	74,209,620

		159,723,261

TOTAL COMMON STOCKS
(Cost: $743,168,806)		929,919,227

PREFERRED STOCKS — 1.42%

SOUTH KOREA — 1.42%
Samsung Electronics Co. Ltd. NVS, Preference Shares	7,050	13,492,823

		13,492,823

TOTAL PREFERRED STOCKS
(Cost: $13,814,121)		13,492,823

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	14,239,180	14,239,180

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ASIA 50 ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	756,323	$756,323

		14,995,503

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,996,777)		14,995,503

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $771,979,704)		958,407,553
Other Assets, Less Liabilities — (1.15)%		(10,907,916)

NET ASSETS — 100.00%		$947,499,637

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,258,697	4,980,483	[b]	—	14,239,180	$14,239,180	$64,749	[c]	$(1,062)	$(2,361)
BlackRock Cash Funds: Treasury, SL Agency Shares	90,364	665,959	[b]	—	756,323	756,323	7,855		—	—

						$14,995,503	$72,604		$(1,062)	$(2,361)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$929,919,227	$—	$—	$929,919,227
Preferred stocks	13,492,823	—	—	13,492,823
Money market funds	14,995,503	—	—	14,995,503

Total	$958,407,553	$—	$—	$958,407,553

See notes to financial statements.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.19%

BRAZIL — 17.18%
CCR SA	600,300	$2,257,717
Cia. de Saneamento Basico do Estado de Sao Paulo ADR NVS	95,952	1,016,132
Ultrapar Participacoes SA ADR NVS	179,803	3,887,341

		7,161,190
CHILE — 4.93%
Enel Americas SA ADR NVS	158,079	1,836,878
Enel Generacion Chile SA ADR NVS	9,257	220,224

		2,057,102
CHINA — 37.53%
Beijing Capital International Airport Co. Ltd. Class H	684,000	918,589
Beijing Enterprises Water Group Ltd.	1,452,000	810,336
CGN Power Co. Ltd. Class Ha	2,850,000	737,166
China Gas Holdings Ltd.[b]	641,600	2,333,968
China Merchants Port Holdings Co. Ltd.	598,000	1,318,171
China Oilfield Services Ltd. Class H	750,000	773,097
China Resources Gas Group Ltd.[b]	232,000	805,525
China Resources Power Holdings Co. Ltd.	500,000	912,299
COSCO SHIPPING Ports Ltd.	806,000	677,803
Guangdong Investment Ltd.	808,000	1,270,431
Huaneng Power International Inc. Class H	1,188,000	797,722
Jiangsu Expressway Co. Ltd. Class H	586,000	828,791
Kunlun Energy Co. Ltd.	1,406,000	1,212,826
Shenzhen Expressway Co. Ltd. Class H	336,000	342,066
Shenzhen International Holdings Ltd.	457,499	1,001,469
Sinopec Kantons Holdings Ltd.	410,000	202,171
Zhejiang Expressway Co. Ltd. Class H	688,000	702,175

		15,644,605
MALAYSIA — 8.28%
Sapura Energy Bhd	1,266,100	178,393
Tenaga Nasional Bhd	779,500	3,272,772

		3,451,165
MEXICO — 10.23%
Grupo Aeroportuario del Centro Norte SAB de CV ADR NVS	20,613	812,359

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ADR NVS	18,058	$1,799,299
Grupo Aeroportuario del Sureste SAB de CV Series B ADR NVS	9,695	1,653,676

		4,265,334
RUSSIA — 4.84%
Novatek PJSC GDR NVS[c]	7,670	1,050,790
RusHydro PJSC ADR NVS	449,930	566,012
TMK PJSC GDR NVS[c]	71,188	401,500

		2,018,302
SOUTH KOREA — 5.32%
Korea Electric Power Corp. ADR NVS[d]	144,192	2,219,115

		2,219,115
THAILAND — 9.88%
Airports of Thailand PCL NVDR	1,907,000	4,116,485

		4,116,485
TOTAL COMMON STOCKS
(Cost: $34,329,705)		40,933,298

PREFERRED STOCKS — 1.69%

BRAZIL — 1.69%
Cia. Energetica de Minas Gerais ADR NVS, Preference Shares	272,685	703,527

		703,527
TOTAL PREFERRED STOCKS
(Cost: $703,827)		703,527

SHORT-TERM INVESTMENTS — 7.60%

MONEY MARKET FUNDS — 7.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[e,f,g]	2,850,856	2,850,856
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[e,f]	317,028	317,028

		3,167,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,167,959)		3,167,884

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES —107.48%
(Cost: $38,201,491)	$44,804,709
Other Assets, Less Liabilities — (7.48)%	(3,118,908)

NET ASSETS — 100.00%	$41,685,801

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Non-income producing security.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,043,400	807,456	[b]	—	2,850,856	$2,850,856	$22,496	[c]	$(131)	$(713)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,573	290,455	[b]	—	317,028	317,028	546		—	—

						$3,167,884	$23,042		$(131)	$(713)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$40,933,298	$—	$—	$40,933,298
Preferred stocks	703,527	—	—	703,527
Money market funds	3,167,884	—	—	3,167,884

Total	$44,804,709	$—	$—	$44,804,709

See notes to financial statements.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.21%

AUSTRIA — 0.34%
Erste Group Bank AG	103,246	$5,180,667
OMV AG	44,164	2,568,019
Voestalpine AG	34,130	1,786,867

		9,535,553
BELGIUM — 2.15%
Ageas	61,228	3,159,642
Anheuser-Busch InBev SA/NV	302,783	33,245,890
Groupe Bruxelles Lambert SA	24,850	2,836,134
KBC Group NV	104,161	9,059,405
Proximus SADP	45,792	1,420,886
Solvay SA	22,616	3,138,844
UCB SA	39,530	3,217,406
Umicore SA	61,913	3,268,850

		59,347,057
DENMARK — 2.81%
AP Moller — Maersk A/S Class A	1,135	1,658,240
AP Moller — Maersk A/S Class B NVS	1,839	2,835,159
Carlsberg A/S Class B	32,368	3,849,404
Chr Hansen Holding A/S	29,699	2,552,951
Coloplast A/S Class B	35,487	2,989,599
Danske Bank A/S	217,079	8,072,994
DSV A/S	58,281	4,560,821
Genmab A/Sa	18,251	3,908,627
ISS A/S	56,757	2,093,891
Novo Nordisk A/S Class B	548,898	26,942,724
Novozymes A/S Class B	68,831	3,547,791
Orsted A/Sb	64,286	4,157,817
Pandora A/S	34,514	3,700,308
TDC A/Sa	249,954	2,066,969
Vestas Wind Systems A/S	66,075	4,685,613

		77,622,908
FINLAND — 1.60%
Fortum OYJ	133,832	2,872,154
Kone OYJ Class B	122,593	6,110,751
Metso OYJ	38,893	1,224,992
Neste OYJ	38,321	2,667,507
Nokia OYJ	1,703,483	9,396,206
Nokian Renkaat OYJ	35,698	1,620,028
Sampo OYJ Class A	142,677	7,941,834
Stora Enso OYJ Class R	174,177	3,197,109

Security	Shares	Value
UPM-Kymmene OYJ	162,800	$6,026,612
Wartsila OYJ Abp	140,031	3,091,299

		44,148,492
FRANCE — 15.95%
Accor SA NVS	56,871	3,066,993
Air Liquide SA	129,711	15,869,560
Airbus SE	183,048	21,116,412
Alstom SA NVS	47,850	2,154,438
Arkema SA NVS	22,426	2,923,546
Atos SE	28,438	3,885,666
AXA SA NVS	586,221	15,572,826
BNP Paribas SA	348,752	25,807,683
Bouygues SA NVS	62,784	3,143,420
Capgemini SE	48,977	6,095,720
Carrefour SA NVS	175,975	3,646,726
Christian Dior SE NVS	3,577	1,411,695
Cie. de Saint-Gobain NVS	169,690	8,944,596
Cie. Generale des Etablissements Michelin SCA Class B NVS	55,459	8,177,932
Credit Agricole SA	376,638	6,116,667
Danone SA NVS	191,542	15,483,886
Dassault Systemes SE NVS	41,659	5,656,271
Edenred NVS	65,632	2,279,463
Electricite de France SA NVS	108,448	1,568,488
Engie SA NVS	496,522	8,277,331
Essilor International Cie Generale d’Optique SA NVS	61,683	8,314,351
Gecina SA	13,112	2,275,350
Hermes International NVS	9,175	5,433,187
Kering SA NVS	22,834	10,918,439
Klepierre SA	63,936	2,575,189
L’Oreal SA	74,937	16,897,775
Lagardere SCA NVS	36,501	1,041,466
Legrand SA	80,921	6,339,470
LVMH Moet Hennessy Louis Vuitton SE NVS	81,589	25,105,635
Orange SA NVS	652,863	11,068,305
Pernod Ricard SA NVS	63,838	10,618,639
Peugeot SA NVS	164,266	3,949,542
Publicis Groupe SA NVS	63,787	4,438,614
Renault SA NVS	59,122	7,162,055
Safran SA	97,803	10,341,938
Sanofi NVS	349,316	28,066,188
Schneider Electric SE NVS	167,764	14,719,199
SES SA	117,167	1,582,915

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
Societe Generale SA NVS	230,802	$12,534,902
Sodexo SA NVS	28,163	2,836,711
STMicroelectronics NV	64,385	1,424,123
STMicroelectronics NV New	139,259	3,080,250
Suez	122,536	1,773,750
Teleperformance NVS	17,537	2,717,554
Thales SA NVS	31,953	3,888,086
TOTAL SA NVS	767,340	43,533,501
Unibail-Rodamco SE	30,635	6,994,636
Valeo SA NVS	73,268	4,833,430
Veolia Environnement SA NVS	168,834	3,996,043
Vinci SA	157,798	15,506,028
Vivendi SA NVS	233,292	6,025,200

		441,191,790
GERMANY — 13.79%
adidas AG	55,191	13,347,948
Allianz SE Registered	133,132	30,028,531
BASF SE	278,191	28,215,735
Bayer AG Registered	251,755	28,420,111
Bayerische Motoren Werke AG	99,043	10,737,382
Beiersdorf AG	30,213	3,419,231
Brenntag AG	47,558	2,825,030
Commerzbank AGa	322,583	4,183,109
Continental AG	32,160	8,871,511
Covestro AGb	28,258	2,775,384
Daimler AG Registered[c]	300,234	25,466,684
Deutsche Bank AG Registered	632,243	8,806,694
Deutsche Boerse AG	59,133	8,043,357
Deutsche Lufthansa AG Registered	71,389	2,277,475
Deutsche Post AG Registered	292,995	12,799,278
Deutsche Telekom AG Registered	989,658	16,126,990
Deutsche Wohnen SE Bearer	108,660	5,064,787
E.ON SE	673,890	7,475,631
Fresenius Medical Care AG & Co. KGaA	65,044	6,637,935
Fresenius SE & Co. KGaA	124,955	9,537,130
GEA Group AG	53,996	2,294,362
HeidelbergCement AG	40,824	4,005,548
Infineon Technologies AG	345,120	9,227,456
K+S AG Registered[c]	59,328	1,710,289
Lanxess AG	28,330	2,167,151
Linde AGa	56,898	11,972,899
MAN SE	10,554	1,229,840
Merck KGaA	39,644	3,798,107

Security	Shares	Value
MTU Aero Engines AG	15,210	$2,558,984
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	47,130	10,946,284
Osram Licht AG	24,512	1,801,531
ProSiebenSat.1 Media SE Registered	71,633	2,482,598
QIAGEN NVa	70,873	2,288,034
RWE AGa	151,382	3,734,715
SAP SE	301,596	31,516,900
Siemens AG Registered	257,491	32,782,239
Symrise AG	37,665	3,027,627
thyssenkrupp AG	114,028	2,971,630
United Internet AG Registered[d]	36,048	2,265,449
Volkswagen AG	9,864	1,972,540
Vonovia SE	147,459	7,299,439
Wirecard AG	35,396	4,175,569

		381,289,124
IRELAND — 0.90%
Bank of Ireland Group PLC[a]	285,938	2,500,309
CRH PLC	255,368	8,658,757
Irish Bank Resolution Corp. Ltd.[a,e]	211,770	3
Kerry Group PLC Class A	46,245	4,686,453
Paddy Power Betfair PLC	25,696	2,637,207
Ryanair Holdings PLC ADR NVS[a]	28,752	3,532,183
Smurfit Kappa Group PLC	71,294	2,886,457

		24,901,369
ITALY — 3.89%
Assicurazioni Generali SpA	415,449	7,983,440
Atlantia SpA	144,087	4,456,717
Banco BPM SpA[a]	466,020	1,614,521
CNH Industrial NV	305,288	3,765,850
Enel SpA	2,335,973	14,278,300
Eni SpA	778,243	13,675,366
Ferrari NV	38,673	4,639,198
Fiat Chrysler Automobiles NVa	332,558	6,749,262
Intesa Sanpaolo SpA	4,398,354	15,976,419
Leonardo SpA	118,829	1,370,519
Luxottica Group SpA	43,177	2,681,613
Mediobanca Banca di Credito Finanziario SpA	182,181	2,139,281
Prysmian SpA	64,482	2,022,232
Snam SpA	657,606	3,019,090
Telecom Italia SpA/Milano[a]	3,503,997	3,322,541
Tenaris SA	145,031	2,488,212

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	430,569	$2,514,764
UniCredit SpA[a]	645,130	13,478,507
Unione di Banche Italiane SpA	317,069	1,447,095

		107,622,927
NETHERLANDS — 5.60%
ABN AMRO Group NV CVA[b]	126,300	3,800,928
Aegon NV	425,959	2,868,690
Akzo Nobel NV	77,178	7,283,961
Altice NV Class Aa,c	127,997	1,054,380
Altice NV Class Ba	29,767	245,097
ArcelorMittal[a]	192,432	6,082,228
ASML Holding NV	130,909	25,783,908
Gemalto NV	26,183	1,598,788
Heineken Holding NV	35,332	3,637,022
Heineken NV	65,182	6,998,327
ING Groep NV	1,165,930	19,644,698
Koninklijke Ahold Delhaize NV	377,022	8,922,144
Koninklijke DSM NV	55,608	5,514,931
Koninklijke KPN NV	1,268,538	3,801,993
Koninklijke Philips NV	286,328	10,974,462
NN Group NV	93,392	4,139,489
Randstad Holding NV	38,212	2,510,475
RELX NV	304,598	6,304,686
Unilever NV CVA	520,612	29,369,410
Wolters Kluwer NV	83,185	4,418,558

		154,954,175
NORWAY — 1.05%
DNB ASA	284,134	5,506,466
Marine Harvest ASA	125,732	2,517,539
Norsk Hydro ASA	417,569	2,443,946
Orkla ASA	250,690	2,686,688
Statoil ASA	331,312	7,792,275
Subsea 7 SA	79,975	1,021,213
Telenor ASA	210,633	4,748,730
Yara International ASA	53,834	2,270,354

		28,987,211
PORTUGAL — 0.20%
EDP — Energias de Portugal SA	746,137	2,833,663
Galp Energia SGPS SA	141,611	2,665,524

		5,499,187
SPAIN — 5.15%
Abertis Infraestructuras SA	227,826	5,105,097

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA	83,920	$3,266,566
Aena SME SAb	22,629	4,554,426
Amadeus IT Group SA	133,007	9,811,452
Banco Bilbao Vizcaya Argentaria SA	2,020,384	15,974,587
Banco de Sabadell SA	1,717,259	3,507,985
Banco Santander SA	4,870,454	31,716,679
Bankia SA	299,239	1,339,222
CaixaBank SA	1,104,339	5,258,841
Enagas SA	70,279	1,921,398
Endesa SA	97,712	2,149,261
Ferrovial SA	151,626	3,163,587
Gas Natural SDG SA	110,675	2,639,245
Grifols SA	88,113	2,493,497
Iberdrola SA	1,833,665	13,467,659
Industria de Diseno Textil SA	339,865	10,629,311
International Consolidated Airlines Group SA	243,470	2,099,103
Red Electrica Corp. SA	134,747	2,772,473
Repsol SA	393,851	6,982,306
Telefonica SA	1,385,966	13,683,974

		142,536,669
SWEDEN — 4.29%
Alfa Laval AB	89,314	2,102,528
Assa Abloy AB Class B	303,450	6,534,748
Atlas Copco AB Class A	195,588	8,435,591
Atlas Copco AB Class B	119,000	4,610,916
Boliden AB	84,086	2,936,805
Electrolux AB Class B	71,471	2,240,189
Essity AB Class Ba	186,101	5,124,288
Hennes & Mauritz AB Class B	276,507	4,133,012
Hexagon AB Class B	79,861	4,729,791
Industrivarden AB Class A	52,377	1,268,335
Industrivarden AB Class C	51,362	1,189,480
Investor AB Class B	138,802	6,119,036
Kinnevik AB Class B	72,076	2,585,331
Millicom International Cellular SA SDR	19,270	1,310,391
Nordea Bank AB	952,363	10,132,247
Sandvik AB	338,375	6,159,582
Securitas AB Class B	96,702	1,636,757
Skandinaviska Enskilda Banken AB Class A	524,796	5,479,314
Skanska AB Class B	122,958	2,505,467

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
SKF AB Class B	115,361	$2,348,600
Svenska Cellulosa AB SCA Class B	186,972	1,985,188
Svenska Handelsbanken AB Class A	463,142	5,762,454
Swedbank AB Class A	315,173	7,037,464
Swedish Match AB	55,933	2,521,219
Tele2 AB Class B	107,629	1,287,081
Telefonaktiebolaget LM Ericsson Class B	930,397	5,879,139
Telia Co. AB	830,633	3,888,943
Volvo AB Class B	477,203	8,675,330

		118,619,226
SWITZERLAND — 12.87%
ABB Ltd. Registered	582,032	13,809,280
Adecco Group AG Registered	52,363	3,718,342
ams AG	18,853	1,966,020
Baloise Holding AG Registered	15,225	2,322,862
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	320	1,979,950
Chocoladefabriken Lindt & Spruengli AG Registered	35	2,540,205
Cie. Financiere Richemont SA Class A Registered	159,466	14,281,333
Clariant AG Registered	88,060	2,097,586
Credit Suisse Group AG Registered	740,088	12,357,986
Geberit AG Registered	11,161	4,923,148
Givaudan SA Registered	2,432	5,526,349
Julius Baer Group Ltd.	68,710	4,214,730
Kuehne + Nagel International AG Registered	17,299	2,715,163
LafargeHolcim Ltd. Registered	146,512	8,001,856
Lonza Group AG Registered	22,810	5,364,256
Nestle SA Registered	946,367	74,732,950
Novartis AG Registered	797,616	64,352,352
Partners Group Holding AG	5,546	4,112,009
Roche Holding AG NVS	213,447	48,836,923
Roche Holding AG Bearer	8,336	1,930,790
Schindler Holding AG Participation Certificates NVS	12,595	2,709,451
Schindler Holding AG Registered	6,108	1,275,689
SGS SA Registered	1,578	3,869,198
Sika AG Bearer	661	5,166,651
Sonova Holding AG Registered	16,912	2,680,912
Straumann Holding AG Registered	3,078	1,935,000
Swatch Group AG (The) Bearer	9,215	4,055,139

Security	Shares	Value
Swatch Group AG (The) Registered	22,792	$1,905,284
Swiss Life Holding AG Registered	9,975	3,544,792
Swiss Re AG	98,284	9,984,406
Swisscom AG Registered	7,827	3,870,997
UBS Group AG Registered	1,156,726	20,287,399
Zurich Insurance Group AG	45,642	14,937,555

		356,006,563
UNITED KINGDOM — 27.62%
3i Group PLC	298,594	3,598,073
Anglo American PLC	430,903	10,040,259
Antofagasta PLC	108,295	1,399,148
Ashtead Group PLC	154,114	4,194,108
Associated British Foods PLC	109,654	3,831,722
AstraZeneca PLC	385,113	26,447,278
Aviva PLC	1,244,229	8,655,461
Babcock International Group PLC	155,004	1,454,236
BAE Systems PLC	964,124	7,863,279
Barclays PLC	4,861,162	14,081,726
Barratt Developments PLC	307,130	2,285,186
BHP Billiton PLC	638,904	12,579,828
BP PLC	6,015,460	40,441,450
British American Tobacco PLC	696,251	40,347,514
British Land Co. PLC (The)	313,693	2,825,112
BT Group PLC	2,539,669	8,105,023
Bunzl PLC	103,462	3,040,609
Burberry Group PLC	127,499	3,033,391
Carnival PLC	66,556	4,276,106
Centrica PLC	1,683,671	3,358,556
Cobham PLC[a]	772,856	1,332,436
Compass Group PLC	478,800	9,776,020
Croda International PLC	41,096	2,633,428
DCC PLC	27,351	2,516,940
Diageo PLC	745,758	25,233,121
Direct Line Insurance Group PLC	414,676	2,218,051
easyJet PLC	80,172	1,804,505
Experian PLC	277,276	5,980,303
Ferguson PLC	77,969	5,855,933
G4S PLC	474,383	1,651,017
GKN PLC	530,905	3,448,209
GlaxoSmithKline PLC	1,486,880	29,075,986
Glencore PLC	3,671,579	18,222,437
Hammerson PLC	243,898	1,835,924
Hays PLC	419,607	1,108,380
HSBC Holdings PLC	6,216,279	58,024,185

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
IMI PLC	83,577	$1,266,212
Imperial Brands PLC	292,174	9,943,244
Informa PLC	223,045	2,248,410
InterContinental Hotels Group PLC	60,714	3,635,038
Intertek Group PLC	49,310	3,223,418
ITV PLC	1,108,970	2,242,488
J Sainsbury PLC	517,466	1,733,452
Johnson Matthey PLC	60,690	2,589,835
Kingfisher PLC	645,752	2,649,643
Land Securities Group PLC	230,194	3,026,047
Legal & General Group PLC	1,807,220	6,535,664
Lloyds Banking Group PLC	21,592,234	19,585,246
London Stock Exchange Group PLC	97,220	5,627,048
Man Group PLC	522,054	1,256,691
Marks & Spencer Group PLC	497,108	1,884,221
Micro Focus International PLC	134,533	1,862,317
Mondi PLC	112,753	3,028,954
National Grid PLC	1,093,331	12,303,540
Next PLC	43,232	2,886,136
Old Mutual PLC	1,517,025	5,092,502
Pearson PLC	236,941	2,489,532
Persimmon PLC	94,667	3,359,811
Prudential PLC	779,900	19,457,567
Randgold Resources Ltd.	28,543	2,355,160
Reckitt Benckiser Group PLC	203,466	17,222,370
RELX PLC	326,351	6,706,846
Rentokil Initial PLC	569,173	2,169,350
Rio Tinto PLC	354,635	17,964,074
Rolls-Royce Holdings PLC	564,793	6,905,614
Royal Bank of Scotland Group PLC[a]	1,013,172	3,678,267
Royal Dutch Shell PLC Class A ADR	1,397,855	43,796,947
Royal Dutch Shell PLC Class B	1,145,386	36,585,640
RSA Insurance Group PLC	311,303	2,751,184
Sage Group PLC (The)	330,697	2,965,260
Schroders PLC	35,706	1,598,821
Segro PLC	304,189	2,565,419
Severn Trent PLC	72,574	1,877,317
Shire PLC	278,200	13,934,196
Sky PLC	315,962	5,750,929
Smith & Nephew PLC	276,033	5,153,886
Smiths Group PLC	120,590	2,560,292

Security	Shares	Value
SSE PLC	309,706	$5,543,653
Standard Chartered PLC	842,615	8,424,259
Standard Life Aberdeen PLC	828,101	4,178,491
Tate & Lyle PLC	140,105	1,070,353
Taylor Wimpey PLC	1,010,516	2,616,801
Tesco PLC	2,961,199	8,553,024
Travis Perkins PLC	75,425	1,305,648
TUI AG	127,466	2,732,206
UBM PLC	121,577	1,599,742
Unilever PLC	400,528	22,224,399
United Utilities Group PLC	211,319	2,120,719
Vodafone Group PLC	8,053,722	21,942,512
Weir Group PLC (The)	65,726	1,838,938
Whitbread PLC	55,965	2,904,785
William Hill PLC	265,632	1,230,792
Wm Morrison Supermarkets PLC	701,089	2,099,746
WPP PLC	407,012	6,466,082

		763,895,678

TOTAL COMMON STOCKS
(Cost: $2,837,523,280)		2,716,157,929

PREFERRED STOCKS — 0.95%

GERMANY — 0.85%
Bayerische Motoren Werke AG NVS, Preference Shares	16,660	1,560,261
Henkel AG & Co. KGaA NVS, Preference Shares	53,665	7,052,092
Porsche Automobil Holding SE NVS, Preference Shares	47,154	3,914,485
Volkswagen AG NVS, Preference Shares	55,466	11,008,518

		23,535,356
ITALY — 0.10%
Intesa Sanpaolo SpA NVS, Preference Shares	284,210	1,075,871
Telecom Italia SpA/Milano NVS, Preference Shares	1,840,174	1,530,787

		2,606,658

TOTAL PREFERRED STOCKS
(Cost: $27,853,556)		26,142,014

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[f,g,h]	29,298,484	$29,298,484
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[f,g]	1,537,854	1,537,854

		30,836,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,839,024)		30,836,338

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $2,896,215,860)		2,773,136,281
Other Assets, Less Liabilities — (0.27)%		(7,586,693)

NET ASSETS — 100.00%		$2,765,549,588

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,652,287	9,646,197	[b]	—	29,298,484	$29,298,484	$241,485	[c]	$275	$(6,093)
BlackRock Cash Funds: Treasury, SL Agency Shares	918,036	619,818	[b]	—	1,537,854	1,537,854	27,484		—	—

						$30,836,338	$268,969		$275	$(6,093)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	346	Jun 2018	$13,962	$(219,162)
FTSE 100 Index	91	Jun 2018	8,928	(99,316)

Total				$(318,478)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,716,157,926	$—	$3	$2,716,157,929
Preferred stocks	26,142,014	—	—	26,142,014
Money market funds	30,836,338	—	—	30,836,338

Total	$2,773,136,278	$—	$3	$2,773,136,281

Derivative financial instruments[a]
Liabilities
Futures contracts	$(318,478)	$—	$—	$(318,478)

Total	$(318,478)	$—	$—	$(318,478)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.20%

AUSTRALIA — 11.02%
Abacus Property Group	57,326	$152,583
Arena REIT	44,880	74,358
Astro Japan Property Group NVS[a]	9,504	365
Aveo Group	73,760	149,365
BGP Holdings PLC[a,b]	1,986,852	24
BWP Trust	89,960	208,392
Cedar Woods Properties Ltd.	10,360	50,779
Charter Hall Group	82,183	361,210
Charter Hall Long Wale REIT[c]	31,258	93,508
Charter Hall Retail REIT	60,984	180,094
Cromwell Property Group	262,658	214,567
Dexus	180,144	1,287,832
Folkestone Education Trust	37,920	79,988
Gateway Lifestyle	50,124	75,934
GDI Property Group	91,830	86,639
Goodman Group	284,787	1,841,499
GPT Group (The)	322,981	1,174,300
Growthpoint Properties Australia Ltd.	45,583	115,383
Hotel Property Investments	27,040	64,297
Industria REIT[c]	19,240	37,043
Ingenia Communities Group	35,734	76,199
Investa Office Fund	90,589	299,486
LendLease Group	103,809	1,378,338
Mirvac Group	660,553	1,089,356
New South Resources Ltd.[b]	97,760	117,729
Propertylink Group	68,241	52,606
Rural Funds Group	44,628	77,022
Scentre Group	950,231	2,791,590
Servcorp Ltd.	9,200	35,355
Shopping Centres Australasia Property Group	126,445	225,986
Stockland	431,950	1,335,249
Vicinity Centres	572,247	1,057,850
Villa World Ltd.	20,400	37,868
Viva Energy REIT	77,333	118,637
Westfield Corp.	341,145	2,229,473

		17,170,904
AUSTRIA — 1.15%
BUWOG AG	20,145	719,971
CA Immobilien Anlagen AG	12,819	427,875
IMMOFINANZ AG	172,524	448,546
S IMMO AG	9,538	188,858

		1,785,250

Security	Shares	Value
BELGIUM — 1.00%
Aedifica SA	3,138	$288,674
Befimmo SA	4,138	267,179
Cofinimmo SA	3,560	461,469
Intervest Offices & Warehouses NV	2,920	82,776
Retail Estates NV	1,120	99,864
Warehouses De Pauw CVA	2,880	357,739

		1,557,701
CANADA — 2.94%
Agellan Commercial Real Estate Investment Trust	3,040	27,211
Allied Properties REIT	7,931	249,510
Artis REIT	13,029	137,339
Boardwalk REIT[c]	3,961	136,012
Canadian Apartment Properties REIT	12,240	352,698
Canadian REIT	6,360	247,691
Choice Properties REIT[c]	9,000	81,047
Cominar REIT	16,471	164,678
Crombie REIT	8,280	80,729
CT REIT	5,383	55,531
Dream Global REIT	15,227	162,398
Dream Industrial REIT	5,840	43,169
Dream Office REIT	6,004	108,740
Dream Unlimited Corp. Class Ab	11,960	85,717
First Capital Realty Inc.	29,186	460,683
Granite REIT	4,141	163,199
H&R REIT	25,960	423,454
InterRent REIT	6,960	54,633
Killam Apartment REIT	6,560	70,625
Morguard North American REIT	3,160	33,481
Morguard REIT	4,515	47,382
Northview Apartment Real Estate Investment Trust	4,280	85,650
NorthWest Healthcare Properties REIT	8,200	71,680
Pure Industrial Real Estate Trust	27,266	170,036
RioCan REIT	28,721	526,635
Slate Office REIT	5,160	30,498
Slate Retail REIT NVS[b]	3,680	34,995
SmartCentres Real Estate Investment Trust	11,769	265,732
Summit Industrial Income REIT	4,640	29,512
Tricon Capital Group Inc.	24,049	183,737

		4,584,402

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
CHINA — 0.36%
China Merchants Land Ltd.[c]	240,000	$50,457
Gemdale Properties & Investment Corp. Ltd.	800,000	95,817
K Wah International Holdings Ltd.	221,000	146,708
Nam Tai Property Inc.	4,000	49,800
Road King Infrastructure Ltd.	42,000	83,055
Spring REIT	154,000	66,911
Zhuguang Holdings Group Co. Ltd.[b]	334,000	71,922

		564,670
DENMARK — 0.01%
TK Development A/Sb	11,840	13,479

		13,479
FINLAND — 0.15%
Citycon OYJ	64,109	144,049
Technopolis OYJ	20,920	94,423

		238,472
FRANCE — 6.26%
Altarea SCA	671	169,585
Fonciere Des Regions	9,488	1,046,110
Gecina SA	8,572	1,487,515
ICADE	8,049	781,036
Klepierre SA	37,170	1,497,118
Mercialys SA	10,040	192,748
Nexity SA	8,246	527,857
Unibail-Rodamco SE	17,715	4,044,720

		9,746,689
GERMANY — 7.32%
ADLER Real Estate AGb,c	4,835	81,584
ADO Properties SAd	4,778	268,661
alstria office REIT AG	25,271	395,643
Deutsche Euroshop AG	9,060	332,045
Deutsche Wohnen SE Bearer	63,161	2,944,018
DIC Asset AG	8,349	105,144
Grand City Properties SA	18,795	448,894
Hamborner REIT AG	15,630	181,269
LEG Immobilien AG	11,120	1,249,160
PATRIZIA Immobilien AGb	8,006	177,231
TAG Immobilien AG	25,892	536,878
TLG Immobilien AG	14,144	387,909
Vonovia SE	86,363	4,275,096
WCM Beteiligungs & Grundbesitz-AG	4,808	23,150

		11,406,682

Security	Shares	Value
HONG KONG — 16.15%
Asia Standard International Group Ltd.	80,000	$20,285
Champion REIT	360,000	256,412
Chinese Estates Holdings Ltd.[c]	87,000	130,362
CK Asset Holdings Ltd.	470,500	3,947,661
CSI Properties Ltd.	968,000	59,203
Emperor International Holdings Ltd.	161,000	48,208
Far East Consortium International Ltd./HK	160,000	87,255
Great Eagle Holdings Ltd.	45,000	228,202
Greenland Hong Kong Holdings Ltd.	155,000	74,258
Hang Lung Group Ltd.	160,000	522,916
Hang Lung Properties Ltd.	366,000	852,475
Henderson Land Development Co. Ltd.	247,640	1,612,375
HKR International Ltd.	96,000	57,490
Hongkong Land Holdings Ltd.	204,000	1,405,560
Hysan Development Co. Ltd.	91,000	481,187
International Entertainment Corp.[b]	62,000	14,773
Kerry Properties Ltd.	111,000	499,962
Kowloon Development Co. Ltd.	40,000	45,003
Lai Sun Development Co. Ltd.	41,560	68,099
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	117,000	50,090
Link REIT[c]	391,000	3,337,920
Liu Chong Hing Investment Ltd.	48,000	77,550
Master Glory Group Ltd.[b]	1,260,000	13,646
New World Development Co. Ltd.	1,000,000	1,411,771
Prosperity REIT	200,000	83,330
Sino Land Co. Ltd.	560,000	906,183
Soundwill Holdings Ltd.[c]	20,000	37,104
Sun Hung Kai Properties Ltd.	296,000	4,676,682
Sunlight REIT	160,000	108,660
Swire Properties Ltd.	176,800	619,497
Wang On Properties Ltd.[c]	728,000	110,383
Wharf Holdings Ltd. (The)	224,000	769,186
Wharf Real Estate Investment Co. Ltd.[b]	211,000	1,373,813
Wheelock & Co. Ltd.	142,000	1,037,639
Yuexiu REIT	200,000	138,629

		25,163,769

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
IRELAND — 0.37%
Green REIT PLC	128,280	$238,857
Hibernia REIT PLC	126,288	224,275
Irish Residential Properties REIT PLC	64,541	110,332

		573,464
ISRAEL — 1.07%
ADO Group Ltd.[b]	2,190	42,056
Africa Israel Properties Ltd.[b]	2,080	51,188
Airport City Ltd.[b]	13,209	142,138
Alony Hetz Properties & Investments Ltd.	19,080	171,787
Alrov Properties and Lodgings Ltd.	1,321	45,592
Amot Investments Ltd.	21,418	114,568
Azrieli Group Ltd.	6,440	308,348
Big Shopping Centers Ltd.	823	54,924
Blue Square Real Estate Ltd.	1,035	38,737
Gazit-Globe Ltd.	16,822	165,927
Jerusalem Economy Ltd.[b]	32,480	78,470
Melisron Ltd.	3,093	123,089
Norstar Holdings Inc.	2,940	53,368
Property & Building Corp. Ltd.	440	37,497
REIT 1 Ltd.	30,653	125,638
Sella Capital Real Estate Ltd.	31,800	61,728
Summit Real Estate Holdings Ltd.	5,881	51,492

		1,666,547
ITALY — 0.13%
Beni Stabili SpA SIIQ	172,720	143,596
Immobiliare Grande Distribuzione SIIQ SpA	6,569	61,302

		204,898
JAPAN — 27.60%
Activia Properties Inc.	122	542,031
Advance Residence Investment Corp.	240	620,818
Aeon Mall Co. Ltd.	20,180	423,144
AEON REIT Investment Corp.	237	250,260
Ardepro Co. Ltd.[c]	30,100	22,076
Arealink Co. Ltd.	3,000	96,333
Comforia Residential REIT Inc.	112	262,228
Daibiru Corp.	7,900	91,591
Daikyo Inc.	6,400	129,565
Daito Trust Construction Co. Ltd.	13,700	2,368,999
Daiwa House Industry Co. Ltd.	120,000	4,626,234
Daiwa House REIT Investment Corp.	307	734,953
Daiwa Office Investment Corp.	57	330,155

Security	Shares	Value
Frontier Real Estate Investment Corp.	94	$383,159
Fukuoka REIT Corp.	137	213,326
Global One Real Estate Investment Corp.	160	154,208
GLP J-REIT	575	625,552
Goldcrest Co. Ltd.	4,000	85,529
Hankyu REIT Inc.	116	146,050
Health Care & Medical Investment Corp.	40	40,207
Heiwa Real Estate Co. Ltd.	3,000	57,828
Heiwa Real Estate REIT Inc.	185	178,129
Hoshino Resorts REIT Inc.	40	209,121
Hulic Co. Ltd.	85,200	930,110
Hulic Reit Inc.	180	275,882
Ichigo Hotel REIT Investment Corp.	40	46,676
Ichigo Inc.	39,100	172,062
Ichigo Office REIT Investment	240	181,213
Industrial & Infrastructure Fund Investment Corp.	280	314,622
Invesco Office J-Reit Inc.	1,080	153,749
Invincible Investment Corp.	728	335,763
Japan Excellent Inc.	240	315,261
Japan Hotel REIT Investment Corp.	697	496,125
Japan Logistics Fund Inc.	162	332,835
Japan Prime Realty Investment Corp.	168	598,702
Japan Property Management Center Co. Ltd.	4,000	60,818
Japan Real Estate Investment Corp.	240	1,243,441
Japan Rental Housing Investments Inc.	258	196,745
Japan Retail Fund Investment Corp.	480	921,636
Keihanshin Building Co. Ltd.	8,000	67,024
Kenedix Office Investment Corp.	80	491,208
Kenedix Residential Next Investment Corp.	120	178,956
Kenedix Retail REIT Corp.	95	206,168
LaSalle Logiport REIT	200	213,258
Leopalace21 Corp.	42,200	351,964
MCUBS MidCity Investment Corp.	261	189,461
Mirai Corp.	53	93,292
Mitsubishi Estate Co. Ltd.	248,100	4,195,654
Mitsubishi Estate Logistics REIT Investment Corp.	40	98,731
Mitsui Fudosan Co. Ltd.	176,456	4,283,227
Mitsui Fudosan Logistics Park Inc.	40	131,077

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
Mori Hills REIT Investment Corp.	275	$350,635
Mori Trust Hotel Reit Inc.	65	86,667
Mori Trust Sogo REIT Inc.	174	255,724
Mugen Estate Co. Ltd.	3,000	37,856
Nippon Accommodations Fund Inc.	90	393,935
Nippon Building Fund Inc.	250	1,382,228
Nippon Commercial Development Co. Ltd.	3,100	50,311
Nippon Prologis REIT Inc.	389	837,621
NIPPON REIT Investment Corp.	80	243,347
Nisshin Fudosan Co.	4,000	28,811
Nomura Real Estate Holdings Inc.	24,000	566,883
Nomura Real Estate Master Fund Inc.	731	1,009,034
NTT Urban Development Corp.	16,000	195,581
One REIT Inc.	40	91,283
Ooedo Onsen Reit Investment Corp.	40	32,534
Orix JREIT Inc.	480	736,587
Premier Investment Corp.	240	251,848
Sakura Sogo REIT Investment Corp.	40	35,242
SAMTY Co. Ltd.[c]	4,000	69,582
Samty Residential Investment Corp.	40	35,204
Sekisui House Reit Inc.	178	241,852
Sekisui House Residential Investment Corp.	200	222,097
Shinoken Group Co. Ltd.	4,000	124,495
Star Asia Investment Corp.	40	38,590
Star Mica Co. Ltd.	3,600	83,035
Starts Proceed Investment Corp.	40	62,059
Sumitomo Realty & Development Co. Ltd.	85,000	3,145,040
Sun Frontier Fudousan Co. Ltd.	4,000	44,081
Takara Leben Co. Ltd.	12,000	51,904
TOC Co. Ltd.	13,100	106,549
Tokyo Tatemono Co. Ltd.	37,600	566,740
Tokyo Theatres Co. Inc.	2,600	34,862
Tokyu Fudosan Holdings Corp.	90,700	660,954
TOKYU REIT Inc.	179	246,914
Tosei Corp.	4,000	47,654
Tosei Reit Investment Corp.	40	41,975
United Urban Investment Corp.	526	824,982
Unizo Holdings Co. Ltd.	4,000	97,000

		42,998,852
NETHERLANDS — 0.64%
Brack Capital Properties NVb	760	90,897
Eurocommercial Properties NV	8,920	368,162

Security	Shares	Value
NSI NV	3,129	$131,416
VastNed Retail NV	2,827	134,725
Wereldhave NV	7,208	275,340

		1,000,540
NEW ZEALAND — 0.58%
Argosy Property Ltd.	147,612	106,487
Goodman Property Trust	177,352	170,162
Investore Property Ltd.[c]	44,634	45,079
Kiwi Property Group Ltd.	254,054	245,588
Precinct Properties New Zealand Ltd.	166,784	154,007
Stride Property Group	72,129	88,457
Vital Healthcare Property Trust[c]	61,640	92,714

		902,494
NORWAY — 0.21%
Entra ASA[d]	21,510	292,610
Selvaag Bolig ASA	8,240	39,831

		332,441
SINGAPORE — 6.99%
AIMS AMP Capital Industrial REIT[c]	104,685	108,573
Ascendas Hospitality Trust	139,300	86,578
Ascendas REIT	428,436	859,290
Ascott Residence Trust[c]	232,743	200,564
Cache Logistics Trust	192,080	122,311
CapitaLand Commercial Trust	464,964	648,886
CapitaLand Ltd.	457,200	1,244,722
CapitaLand Mall Trust	479,100	759,954
CapitaLand Retail China Trust[c]	98,560	118,756
CDL Hospitality Trusts	135,100	174,117
City Developments Ltd.	108,000	1,070,693
Cromwell European REIT NVS[b]	24,000	17,120
ESR-REIT	240,099	97,958
Far East Hospitality Trust	150,500	79,766
First REIT	100,000	105,239
Fortune REIT	240,000	290,815
Frasers Centrepoint Trust[c]	103,100	172,187
Frasers Commercial Trust[c]	110,000	119,957
Frasers Logistics & Industrial Trust[c]	200,000	166,247
Frasers Property Ltd.	67,100	102,341
GSH Corp. Ltd.[b]	137,600	49,844
GSH Corp. Ltd. New[c]	31,200	11,302
GuocoLand Ltd.[c]	48,000	76,138
Keppel DC REIT NVS	129,624	142,346
Keppel REIT	318,500	293,895
Lippo Malls Indonesia Retail Trust[c]	348,000	102,173

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
Manulife US Real Estate Investment Trust[c]	174,500	$162,285
Mapletree Commercial Trust	341,521	408,898
Mapletree Greater China Commercial Trust[c]	317,500	278,445
Mapletree Industrial Trust	208,040	322,063
Mapletree Logistics Trust	368,064	345,244
OUE Hospitality Trust[c]	203,100	127,780
OUE Ltd.	52,500	72,867
Parkway Life REIT[c]	71,100	151,819
Sabana Shari’ah Compliant Industrial REIT	154,220	49,984
Soilbuild Business Space REIT	119,080	59,027
SPH REIT	119,500	90,675
Starhill Global REIT	245,400	136,614
Suntec REIT	404,400	582,869
UOL Group Ltd.	98,200	640,288
Wheelock Properties Singapore Ltd.[c]	48,400	66,069
Wing Tai Holdings Ltd.[c]	64,050	101,108
Yoma Strategic Holdings Ltd.	216,033	70,018

		10,887,825
SOUTH AFRICA — 0.73%
MAS Real Estate Inc.	73,800	131,982
NEPI Rockcastle PLC	103,256	1,002,168

		1,134,150
SPAIN — 1.65%
Aedas Homes SAU[b,d]	4,120	151,503
Axiare Patrimonio SOCIMI SA	1,960	39,821
Hispania Activos Inmobiliarios SOCIMI SA	19,280	409,735
Inmobiliaria Colonial SOCIMI SA	57,121	660,353
Lar Espana Real Estate SOCIMI SA	16,861	202,181
Merlin Properties SOCIMI SA	59,854	915,727
Metrovacesa SAb,d	6,400	118,066
Quabit Inmobiliaria SAb	12,251	30,736
Realia Business SAb	30,629	41,059

		2,569,181
SWEDEN — 2.38%
Castellum AB	48,746	794,506
D. Carnegie & Co. ABb	6,980	102,681
D. Carnegie & Co. AB NVS[b]	997	14,429
Dios Fastigheter AB	15,713	105,725
Fabege AB	24,779	534,943
Fastighets AB Balder Class Bb	17,218	430,923
Hemfosa Fastigheter AB	28,101	339,904

Security	Shares	Value
Hufvudstaden AB Class A	21,012	$310,860
Klovern AB Class B	92,752	114,517
Kungsleden AB	33,734	224,563
Magnolia Bostad ABc	3,200	18,398
Victoria Park AB Class B	19,240	72,827
Wallenstam AB Class B	38,354	347,370
Wihlborgs Fastigheter AB	12,392	286,169

		3,697,815
SWITZERLAND — 1.79%
Allreal Holding AG Registered	2,542	417,561
Intershop Holdings AG	283	148,356
Mobimo Holding AG Registered	1,078	284,810
PSP Swiss Property AG Registered	7,255	706,105
Swiss Prime Site AG Registered	12,746	1,230,543

		2,787,375
UNITED KINGDOM — 8.70%
AEW UK Long Lease REIT PLC[d]	10,240	13,804
Assura PLC	428,600	356,535
Big Yellow Group PLC	26,754	320,135
British Land Co. PLC (The)	177,534	1,598,867
Capital & Counties Properties PLC	134,218	512,124
Capital & Regional PLC	95,520	72,358
Civitas Social Housing PLC	33,720	46,073
Derwent London PLC	19,754	859,593
Empiric Student Property PLC	102,048	117,958
F&C Commercial Property Trust Ltd.	142,458	282,574
Grainger PLC	74,251	301,020
Great Portland Estates PLC	50,289	469,762
Hammerson PLC	143,114	1,077,280
Hansteen Holdings PLC	71,326	127,672
Helical PLC	20,040	90,802
Intu Properties PLC	157,226	458,096
Land Securities Group PLC	134,366	1,766,327
LondonMetric Property PLC	124,305	310,736
LXI REIT PLC	25,129	35,427
NewRiver REIT PLC	54,840	221,557
Picton Property Income Ltd. (The)	101,320	119,817
Primary Health Properties PLC	108,720	168,069
Primary Health Properties PLC New [b]	6,395	197
RDI REIT PLC	238,733	107,334
Regional REIT Ltd.[d]	53,571	74,548
Safestore Holdings PLC	37,905	261,080
Schroder REIT Ltd.	95,920	79,119
Segro PLC	176,880	1,491,741
Shaftesbury PLC	43,760	602,816

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Security	Shares	Value
St. Modwen Properties PLC	34,120	$185,423
Tritax Big Box REIT PLC	245,932	497,826
UK Commercial Property Trust Ltd.	122,760	154,126
UNITE Group PLC (The)	42,982	477,236
Workspace Group PLC	20,861	290,297

		13,548,329

TOTAL COMMON STOCKS
(Cost: $166,424,458)		154,535,929

RIGHTS — 0.00%

ITALY — 0.00%
Immobiliare Grande Distribuzione SIIQ SpA NVS[b] (Expires 04/13/18)	6,569	6,985

		6,985

TOTAL RIGHTS
(Cost: $0)		6,985

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[e,f,g]	2,461,323	2,461,323

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[e,f]	85,658	$85,658

		2,546,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,547,101)		2,546,981

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $168,971,559)		157,089,895
Other Assets, Less Liabilities — (0.84)%		(1,309,842)

NET ASSETS — 100.00%		$155,780,053

NVS  —  Non-Voting Shares

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,502,357	—		(41,034)[b]	2,461,323	$2,461,323	$54,990	[c]	$75	$(946)
BlackRock Cash Funds: Treasury, SL Agency Shares	39,506	46,152	[b]	—	85,658	85,658	1,216		—	—

						$2,546,981	$56,206		$75	$(946)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$154,535,343	$197	$389	$154,535,929
Rights	6,985	—	—	6,985
Money market funds	2,546,981	—	—	2,546,981

Total	$157,089,309	$197	$389	$157,089,895

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.76%

AUSTRALIA — 1.26%
Amcor Ltd./Australia	16,120	$175,209
Aristocrat Leisure Ltd.	4,300	79,357
Challenger Ltd./Australia	8,580	75,948
Corporate Travel Management Ltd.	740	13,328
CSL Ltd.	1,800	214,642
Domino’s Pizza Enterprises Ltd.[a]	720	23,046
Nufarm Ltd./Australia	1,680	10,889
Ramsay Health Care Ltd.	1,400	66,924
REA Group Ltd.	460	27,949
Washington H Soul Pattinson & Co. Ltd.	1,460	20,841

		708,133
AUSTRIA — 0.08%
Voestalpine AG	900	47,119

		47,119
BELGIUM — 0.50%
Ageas	3,580	184,744
Melexis NV	220	21,916
UCB SA	900	73,253

		279,913
BRAZIL — 0.59%
Ambev SA	40,000	289,686
Ultrapar Participacoes SA	2,000	42,677

		332,363
CANADA — 13.52%
Alimentation Couche-Tard Inc. Class B	1,040	46,521
Atco Ltd./Canada Class I NVS	1,020	32,738
Bank of Montreal	8,560	646,158
Bank of Nova Scotia (The)	16,840	1,036,589
Boyd Group Income Fund	240	19,394
Brookfield Asset Management Inc. Class A	4,520	176,067
Canadian Imperial Bank of Commerce	7,040	620,972
Canadian National Railway Co.	4,480	327,195
Canadian Natural Resources Ltd.	10,900	342,408
Canadian Tire Corp. Ltd. Class A NVS	460	60,441
Canadian Utilities Ltd. Class A NVS	2,267	60,471
Canadian Western Bank	1,460	37,427
CI Financial Corp.	5,360	114,746
Cogeco Communications Inc.	340	18,603
Dollarama Inc.	200	24,290
Emera Inc.	4,500	142,269
Empire Co. Ltd. Class A NVS	1,220	24,471

Security	Shares	Value
Equitable Group Inc.	240	$9,993
Finning International Inc.	1,700	40,969
Fortis Inc./Canada	6,060	204,421
Genworth MI Canada Inc.[a]	1,280	40,706
Gildan Activewear Inc.	1,040	30,016
Imperial Oil Ltd.	1,446	38,268
Intact Financial Corp.	1,340	100,621
Laurentian Bank of Canada	1,143	41,988
Loblaw Companies Ltd.	1,260	63,613
Magna International Inc.	2,640	148,602
Methanex Corp.	780	47,220
Metro Inc.	1,580	50,369
National Bank of Canada	4,580	215,421
Ritchie Bros Auctioneers Inc.	940	29,529
Royal Bank of Canada	18,320	1,414,160
SNC-Lavalin Group Inc.	1,200	52,654
Stantec Inc.	780	19,233
Stella-Jones Inc.	240	8,472
TELUS Corp.	3,096	108,639
Toromont Industries Ltd.	460	19,956
Toronto-Dominion Bank (The)	21,040	1,193,123
Transcontinental Inc. Class A	700	13,818

		7,622,551
CHINA — 1.55%
Beijing Capital International Airport Co. Ltd. Class H	2,000	2,686
China Everbright International Ltd.	23,000	32,236
China Gas Holdings Ltd.	12,000	43,653
China Overseas Land & Investment Ltd.	50,000	173,604
China Resources Gas Group Ltd.	4,000	13,888
China Resources Land Ltd.	40,000	145,509
Guangdong Investment Ltd.	40,000	62,893
Hengan International Group Co. Ltd.	10,000	92,631
Lee & Man Paper Manufacturing Ltd.	20,000	21,126
Longfor Properties Co. Ltd.	23,000	70,334
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,000	10,703
Sinopharm Group Co. Ltd. Class H	9,200	46,069
Tencent Holdings Ltd.	2,800	146,131
Tongada Hong Tai Holdings Ltd.[a,b]	50,250	9,988
Tongda Group Holdings Ltd.	10,000	1,911

		873,362
DENMARK — 0.50%
Chr Hansen Holding A/S	440	37,823
Coloplast A/S Class B	1,260	106,149

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
DSV A/S	200	$15,651
GN Store Nord A/S	500	17,605
Novozymes A/S Class B	1,020	52,574
Ringkjoebing Landbobank AS	640	35,057
Schouw & Co. A/S	160	15,773

		280,632
FINLAND — 0.34%
Amer Sports OYJ	1,189	36,660
Huhtamaki OYJ	760	33,312
Tieto OYJ	1,120	37,301
Wartsila OYJ Abp	3,780	83,446

		190,719
FRANCE — 10.79%
Air Liquide SA	3,760	460,019
Airbus SE	2,960	341,466
Arkema SA NVS	500	65,182
Atos SE	480	65,586
AXA SA NVS	34,420	914,359
Cie. Plastic Omnium SA NVS	292	13,970
Dassault Systemes SE NVS	300	40,733
Essilor International Cie Generale d’Optique SA NVS	960	129,400
Eurofins Scientific SE NVS	20	10,552
Hermes International NVS	100	59,217
Imerys SA NVS	255	24,744
Ingenico Group SA NVS	440	35,650
IPSOS NVS	595	23,358
L’Oreal SA	1,600	360,789
Legrand SA	1,300	101,844
LVMH Moet Hennessy Louis Vuitton SE NVS	1,640	504,642
Orpea NVS	260	33,015
Publicis Groupe SA NVS	2,440	169,787
Rubis SCA	760	54,819
Safran SA	1,100	116,317
Sanofi NVS	18,380	1,476,762
SCOR SE	3,060	125,169
SEB SA NVS	115	21,950
Societe Generale SA NVS	12,500	678,877
Sodexo SA NVS	820	82,594
Stef SA	72	9,032
Teleperformance NVS	280	43,389
Valeo SA NVS	1,820	120,064

		6,083,286

Security	Shares	Value
GERMANY — 8.15%
1&1 Drillisch AG	560	$37,707
BASF SE	10,920	1,107,569
Bayer AG Registered	8,080	912,135
Bayerische Motoren Werke AG	4,720	511,701
Bertrandt AG	60	6,837
Brenntag AG	1,040	61,778
Continental AG	740	204,133
Duerr AG	280	30,696
Fresenius Medical Care AG & Co. KGaA	880	89,807
Fresenius SE & Co. KGaA	1,400	106,854
Gerresheimer AG	240	19,673
GRENKE AG	220	23,296
HeidelbergCement AG	860	84,381
Henkel AG & Co. KGaA	920	115,749
Krones AG	109	14,666
Merck KGaA	640	61,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,600	603,869
Rational AG	40	25,138
SAP SE	5,000	522,502
Symrise AG	700	56,268

		4,596,074
HONG KONG — 2.99%
AIA Group Ltd.	60,000	507,626
CK Infrastructure Holdings Ltd.	11,500	93,998
CLP Holdings Ltd.	24,500	249,423
Hang Seng Bank Ltd.	9,500	219,818
Henderson Land Development Co. Ltd.	20,200	131,522
Hong Kong & China Gas Co. Ltd.	60,880	125,044
Hysan Development Co. Ltd.	3,000	15,863
Man Wah Holdings Ltd.[a]	24,000	19,082
Minth Group Ltd.	2,000	9,110
MTR Corp. Ltd.	14,000	75,277
New World Development Co. Ltd.	80,000	112,942
Samsonite International SA	6,000	27,293
Swire Properties Ltd.	8,000	28,032
Techtronic Industries Co. Ltd.	11,500	67,037
Wheelock & Co. Ltd.	1,000	7,307

		1,689,374
HUNGARY — 0.12%
OTP Bank PLC	1,520	68,384

		68,384

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
INDIA — 1.85%
Infosys Ltd. ADR NVS	29,660	$529,431
Larsen & Toubro Ltd. GDR NVS	13,060	262,506
Reliance Industries Ltd. GDR NVS[c]	9,280	251,488

		1,043,425
INDONESIA — 0.35%
Bank Central Asia Tbk PT	40,000	67,696
Bank Rakyat Indonesia Persero Tbk PT	454,000	118,714
Indofood CBP Sukses Makmur Tbk PT	20,900	12,562

		198,972
IRELAND — 0.41%
C&C Group PLC	10,820	35,397
Glanbia PLC	260	4,477
Kerry Group PLC Class A	360	36,482
Kingspan Group PLC	611	25,849
Paddy Power Betfair PLC	500	51,316
Smurfit Kappa Group PLC	1,920	77,734

		231,255
ISRAEL — 0.04%
Azrieli Group Ltd.	420	20,110

		20,110
ITALY — 0.29%
A2A SpA	16,360	31,277
ACEA SpA	583	9,880
DiaSorin SpA	269	24,184
Luxottica Group SpA	900	55,897
Recordati SpA	1,220	44,982

		166,220
JAPAN — 11.86%
Aeon Delight Co. Ltd.	100	3,620
AEON Financial Service Co. Ltd.	700	16,093
Aica Kogyo Co. Ltd.	2,000	74,095
Asahi Group Holdings Ltd.	2,300	122,559
Bandai Namco Holdings Inc.	2,300	75,585
Calbee Inc.	300	9,930
Central Japan Railway Co.	500	94,640
Daito Trust Construction Co. Ltd.	700	121,044
Denso Corp.	4,000	218,900
East Japan Railway Co.	2,300	213,283
Fuji Electric Co. Ltd.	1,000	6,808
Hakuhodo DY Holdings Inc.	2,300	31,640
HIS Co. Ltd.	400	14,518
Hitachi Capital Corp.	700	17,646
Horiba Ltd.	100	7,748

Security	Shares	Value
Itochu Techno-Solutions Corp.	400	$8,376
J Front Retailing Co. Ltd.	2,300	39,123
Japan Tobacco Inc.	22,000	634,245
Kakaku.com Inc.	2,000	35,016
Kaken Pharmaceutical Co. Ltd.	100	5,905
Kansai Paint Co. Ltd.	400	9,320
Kao Corp.	2,600	195,116
KDDI Corp.	24,000	613,032
Kewpie Corp.	2,000	54,292
Kobayashi Pharmaceutical Co. Ltd.	100	7,221
Kurita Water Industries Ltd.	2,000	63,470
Lawson Inc.	300	20,451
Marui Group Co. Ltd.	2,000	40,771
Medipal Holdings Corp.	2,000	40,997
Miraca Holdings Inc.	100	3,907
MISUMI Group Inc.	2,000	54,932
Mitsubishi Chemical Holdings Corp.	14,000	135,656
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,000	35,205
MonotaRO Co. Ltd.	200	7,184
MS&AD Insurance Group Holdings Inc.	8,000	252,374
Murata Manufacturing Co. Ltd.	2,000	274,001
NHK Spring Co. Ltd.	4,000	42,313
Nikkon Holdings Co. Ltd.	2,000	52,468
Nippon Telegraph & Telephone Corp.	6,000	276,446
Nissan Motor Co. Ltd.	42,000	435,994
NTT DOCOMO Inc.	14,300	365,265
Obic Co. Ltd.	100	8,322
PALTAC Corp.	200	10,719
Park24 Co. Ltd.	2,000	53,634
Persol Holdings Co. Ltd.	300	8,731
Relo Group Inc.	300	8,310
Sanwa Holdings Corp.	2,800	36,149
SCSK Corp.	100	4,321
Sekisui Chemical Co. Ltd.	4,000	69,807
Sekisui House Ltd.	10,000	182,605
Senko Group Holdings Co. Ltd.	4,900	38,150
Seven & i Holdings Co. Ltd.	6,000	257,489
Seven Bank Ltd.	13,200	42,076
Shionogi & Co. Ltd.	2,000	103,263
Sohgo Security Services Co. Ltd.	200	9,892
Sojitz Corp.	20,000	64,128
Stanley Electric Co. Ltd.	100	3,695
Sugi Holdings Co. Ltd.	100	5,538
Sumitomo Electric Industries Ltd.	7,400	112,966

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
Suruga Bank Ltd.	2,000	$27,626
Suzuki Motor Corp.	2,300	123,921
Sysmex Corp.	300	27,193
T-Gaia Corp.	2,000	55,684
Tokai Rika Co. Ltd.	2,300	47,125
Tokio Marine Holdings Inc.	8,000	356,182
Tokyo Century Corp.	200	12,393
Tokyo Seimitsu Co. Ltd.	100	4,039
TOTO Ltd.	300	15,825
TS Tech Co. Ltd.	100	3,963
Unicharm Corp.	400	11,393
USS Co. Ltd.	2,800	56,606
Valor Holdings Co. Ltd.	400	10,832
West Japan Railway Co.	2,300	160,708
Yakult Honsha Co. Ltd.	300	22,200

		6,686,674
MALAYSIA — 0.26%
Public Bank Bhd	24,000	148,914

		148,914
MEXICO — 0.75%
Alfa SAB de CV Class A	23,200	29,601
America Movil SAB de CV Series L NVS	156,000	147,424
Grupo Financiero Banorte SAB de CV Series O	35,700	217,347
Grupo Financiero Inbursa SAB de CV Series O	18,000	29,672

		424,044
NETHERLANDS — 3.37%
Aalberts Industries NV	860	43,745
ASML Holding NV	1,060	208,778
Gemalto NV	300	18,319
Koninklijke Ahold Delhaize NV	13,700	324,208
RELX NV	8,520	176,350
Unilever NV CVA	20,060	1,131,650

		1,903,050
NEW ZEALAND — 0.06%
Ryman Healthcare Ltd.	4,295	32,812

		32,812
NORWAY — 0.92%
Bakkafrost P/F	520	28,414
DNB ASA	12,200	236,434
Telenor ASA	10,400	234,469
Tomra Systems ASA	820	17,129

		516,446

Security	Shares	Value
PHILIPPINES — 0.16%
Ayala Land Inc.	34,000	$26,782
International Container Terminal Services Inc.	9,400	18,015
Metro Pacific Investments Corp.	121,200	12,172
SM Investments Corp.	2,005	35,237

		92,206
PORTUGAL — 0.16%
Galp Energia SGPS SA	4,880	91,856

		91,856
RUSSIA — 0.14%
Novatek PJSC GDR NVS	580	79,460

		79,460
SOUTH AFRICA — 1.86%
AVI Ltd.	5,860	54,808
Capitec Bank Holdings Ltd.	346	25,412
Discovery Ltd.	2,449	35,240
EOH Holdings Ltd.	2,120	7,694
FirstRand Ltd.	47,280	266,951
Foschini Group Ltd. (The)	2,840	53,630
KAP Industrial Holdings Ltd.	14,360	10,423
Naspers Ltd. Class N	280	68,337
Netcare Ltd.	20,880	49,342
PSG Group Ltd.	606	11,511
Remgro Ltd.	4,240	79,441
RMB Holdings Ltd.	12,840	83,604
Sanlam Ltd.	18,440	132,751
Shoprite Holdings Ltd.	3,381	72,073
SPAR Group Ltd. (The)	2,240	38,294
Tiger Brands Ltd.	1,900	59,652

		1,049,163
SOUTH KOREA — 2.63%
LEENO Industrial Inc.	120	6,597
Samsung Electronics Co. Ltd.	620	1,431,485
SK Holdings Co. Ltd.	160	44,432

		1,482,514
SPAIN — 1.18%
Amadeus IT Group SA	2,820	208,021
Industria de Diseno Textil SA	8,060	252,077
Red Electrica Corp. SA	7,860	161,723
Viscofan SA	600	41,397

		663,218
SWEDEN — 1.45%
AAK AB	163	14,344

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
AF AB Class B	603	$13,119
Assa Abloy AB Class B	5,160	111,120
Atrium Ljungberg AB Class B	1,470	21,590
Castellum AB	3,860	62,914
Hexagon AB Class B	900	53,303
Hexpol AB	1,797	16,597
Hufvudstaden AB Class A	1,450	21,452
Intrum Justitia ABa	932	26,341
JM AB	1,100	24,890
Kindred Group PLC	2,920	39,800
Loomis AB Class B	660	23,674
Modern Times Group MTG AB Class B	820	33,173
Nolato AB Class B	180	13,089
Svenska Handelsbanken AB Class A	23,540	292,887
Trelleborg AB Class B	1,900	47,597

		815,890
SWITZERLAND — 11.82%
ABB Ltd. Registered	22,480	533,360
Cie. Financiere Richemont SA Class A Registered	4,020	360,020
EMS-Chemie Holding AG Registered	60	37,782
Geberit AG Registered	300	132,331
Givaudan SA Registered	80	181,788
Helvetia Holding AG Registered	100	59,472
Nestle SA Registered	21,560	1,702,555
Novartis AG Registered	20,920	1,687,844
Partners Group Holding AG	180	133,459
Roche Holding AG NVS	7,060	1,615,336
Sika AG Bearer	20	156,328
Sonova Holding AG Registered	420	66,579

		6,666,854
TAIWAN — 4.86%
E.Sun Financial Holding Co. Ltd.	60,000	40,230
Hon Hai Precision Industry Co. Ltd.	280,000	849,882
Phison Electronics Corp.	1,000	10,581
Taiwan Semiconductor Manufacturing Co. Ltd.	200,000	1,697,705
Uni-President Enterprises Corp.	60,000	141,990

		2,740,388
THAILAND — 0.14%
Airports of Thailand PCL NVDR	24,000	51,807
Thanachart Capital PCL NVDR	16,000	27,502

		79,309

Security	Shares	Value
TURKEY — 0.05%
BIM Birlesik Magazalar AS	1,652	$29,984

		29,984
UNITED ARAB EMIRATES — 0.11%
Aldar Properties PJSC	69,040	40,037
DP World Ltd.	980	22,050

		62,087
UNITED KINGDOM — 13.65%
Ashtead Group PLC	2,760	75,112
Associated British Foods PLC	2,020	70,586
AVEVA Group PLC	440	11,795
BAE Systems PLC	40,900	333,575
BBA Aviation PLC	8,820	39,642
Bellway PLC	1,680	71,856
Bodycote PLC	1,680	21,093
Bovis Homes Group PLC	2,260	36,110
Brewin Dolphin Holdings PLC	4,140	20,025
British American Tobacco PLC	28,360	1,643,453
Bunzl PLC	2,309	67,858
Burberry Group PLC	3,900	92,787
Close Brothers Group PLC	2,500	50,325
Compass Group PLC	12,300	251,138
Cranswick PLC	720	28,725
Croda International PLC	983	62,991
Daily Mail & General Trust PLC Class A NVS	4,160	37,698
Dairy Crest Group PLC	3,900	28,011
DCC PLC	460	42,331
Dechra Pharmaceuticals PLC	480	17,695
Diageo PLC	23,320	789,045
Domino’s Pizza Group PLC	5,132	23,793
DS Smith PLC	11,109	73,337
Experian PLC	7,100	153,133
Ferguson PLC	1,760	132,186
GKN PLC	13,360	86,773
Greencore Group PLC	5,920	11,008
Halma PLC	1,825	30,184
Hikma Pharmaceuticals PLC	1,600	27,125
Hill & Smith Holdings PLC	815	15,194
Howden Joinery Group PLC	5,760	37,233
Inchcape PLC	5,600	54,283
InterContinental Hotels Group PLC	1,300	77,833
Intertek Group PLC	940	61,448
Investec PLC	9,080	70,005

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Security	Shares	Value
IWG PLC	6,070	$19,474
James Fisher & Sons PLC	292	6,439
Jardine Lloyd Thompson Group PLC	2,020	36,327
John Wood Group PLC	9,580	72,570
Johnson Matthey PLC	1,780	75,958
Jupiter Fund Management PLC	5,240	34,666
Kingfisher PLC	23,980	98,394
Meggitt PLC	10,520	63,723
Micro Focus International PLC	5,680	78,627
Mondi PLC	3,140	84,352
Moneysupermarket.com Group PLC	6,755	27,177
Paragon Banking Group PLC	5,260	34,710
PayPoint PLC	1,355	15,168
Pennon Group PLC	8,120	73,288
Prudential PLC	23,060	575,319
PZ Cussons PLC	4,951	15,877
QinetiQ Group PLC	8,540	24,715
RELX PLC	9,680	198,934
Renishaw PLC	326	20,607
Rentokil Initial PLC	7,093	27,034
Rightmove PLC	563	34,332
Rotork PLC	6,960	27,758
RPC Group PLC	4,700	50,978
Schroders PLC NVS	1,900	60,769
Senior PLC	4,880	20,578
Shire PLC	2,420	121,210
Smiths Group PLC	4,160	88,323
Spectris PLC	1,049	39,643
Spirax-Sarco Engineering PLC	500	40,366
St. James’s Place PLC	5,660	86,266
Standard Life Aberdeen PLC	50,600	255,321
Synthomer PLC	1,869	12,574
Travis Perkins PLC	2,560	44,315
Ultra Electronics Holdings PLC	1,090	21,147
Victrex PLC	800	28,819
WH Smith PLC	1,380	37,711
Whitbread PLC	1,600	83,046
William Hill PLC	12,100	56,065
WPP PLC	22,840	362,852

		7,700,818

TOTAL COMMON STOCKS
(Cost: $52,842,943)		55,697,579

Security	Shares	Value
PREFERRED STOCKS — 0.55%

COLOMBIA — 0.13%
Bancolombia SA NVS, Preference Shares	7,100	$74,429

		74,429
GERMANY — 0.42%
Bayerische Motoren Werke AG NVS, Preference Shares	449	42,050
Fuchs Petrolub SE NVS, Preference Shares	1,080	58,575
Henkel AG & Co. KGaA NVS, Preference Shares	880	115,641
Sartorius AG NVS, Preference Shares	120	16,751

		233,017

TOTAL PREFERRED STOCKS
(Cost: $289,338)		307,446

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	117,109	117,109
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	2,121	2,121

		119,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,237)		119,230

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $53,251,518)		56,124,255
Other Assets, Less Liabilities — 0.48%		272,622

NET ASSETS — 100.00%		$56,396,877

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,958	106,151	[b]	—	117,109	$117,109	$1,327	[c]	$(21)	$(10)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,864	—		(3,743)[b]	2,121	2,121	318		—	—

						$119,230	$1,645		$(21)	$(10)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	Jun 2018	$297	$(50)

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$55,697,579	$—	$—	$55,697,579
Preferred stocks	307,446	—	—	307,446
Money market funds	119,230	—	—	119,230

Total	$56,124,255	$—	$—	$56,124,255

Derivative financial instruments[a]
Liabilities
Future Contracts	$(50)	$—	$—	$(50)

Total	$(50)	$—	$—	$(50)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LATIN AMERICA 40 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 72.52%

BRAZIL — 32.77%
Ambev SA ADR NVS	15,595,704	$113,380,768
B3 SA-Brasil, Bolsa, Balcao	7,291,250	58,552,011
Banco do Brasil SA	3,858,600	47,634,600
BRF SA ADR NVS[a,b]	2,218,522	15,352,172
CCR SA	4,434,300	16,677,323
Cielo SA	3,947,916	24,576,478
Embraer SA ADR NVS	622,630	16,188,380
Itausa-Investimentos Itau SA NVS[a]	328,698	1,363,806
Kroton Educacional SA	5,350,300	21,893,152
Petroleo Brasileiro SA ADR NVS[a]	5,274,806	74,585,757
Ultrapar Participacoes SA	1,537,100	32,799,113
Vale SA ADR NVS	12,359,646	157,214,697

		580,218,257
CHILE — 11.72%
Banco de Chile	91,540,890	15,389,650
Banco Santander Chile ADR NVS	551,234	18,471,851
Cencosud SA	4,662,110	14,274,485
Empresas CMPC SA	4,432,482	16,885,681
Empresas COPEC SA	1,796,513	28,217,843
Enel Americas SA ADR NVS	1,995,753	23,190,650
Enel Chile SA	101,034,299	13,095,380
Enel Generacion Chile SA ADR NVS	45,600	1,084,824
LATAM Airlines Group SA ADR NVS[b]	1,354,337	20,843,246
SACI Falabella	4,140,995	39,953,039
Sociedad Quimica y Minera de Chile SA ADR[b]	328,170	16,129,556

		207,536,205
COLOMBIA — 1.83%
Bancolombia SA ADR NVS	400,186	16,815,816
Ecopetrol SA ADR NVS[b]	802,017	15,502,988

		32,318,804
MEXICO — 22.23%
Alfa SAB de CV Class A	10,560,000	13,473,712
America Movil SAB de CV Series L NVS	82,734,600	78,186,203
Cemex SAB de CV CPO[a]	51,614,315	34,016,501

Security	Shares	Value
Fibra Uno Administracion SA de CV	11,645,000	$17,454,581
Fomento Economico Mexicano SAB de CV	7,658,600	69,572,907
Grupo Financiero Banorte SAB de CV Series O	9,829,100	59,841,010
Grupo Mexico SAB de CV Series B	12,689,900	42,094,582
Grupo Televisa SAB CPO	7,755,100	24,569,394
Infraestructura Energetica Nova SAB de CV	1,846,700	8,996,004
Wal-Mart de Mexico SAB de CV	17,944,500	45,476,899

		393,681,793
PERU — 3.97%
Credicorp Ltd.	237,465	53,914,054
Southern Copper Corp.	301,061	16,311,485

		70,225,539

TOTAL COMMON STOCKS
(Cost: $1,320,839,159)		1,283,980,598

PREFERRED STOCKS — 27.46%

BRAZIL — 27.46%
Banco Bradesco SA ADR NVS, Preference Shares	10,824,246	128,592,042
Cia. Energetica de Minas Gerais ADR NVS, Preference Shares[b]	3,438,628	8,871,660
Gerdau SA ADR NVS, Preference Shares[b]	3,164,854	14,748,220
Itau Unibanco Holding SA ADR NVS, Preference Shares	11,448,232	178,592,419
Itausa-Investimentos Itau SA NVS, Preference Shares	14,174,096	58,809,960
Petroleo Brasileiro SA ADR NVS, Preference Shares[a]	7,444,541	96,704,588

		486,318,889

TOTAL PREFERRED STOCKS
(Cost: $502,870,539)		486,318,889

SHORT-TERM INVESTMENTS — 3.11%

MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	45,133,933	45,133,933

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® LATIN AMERICA 40 ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	9,886,029	$9,886,029

		55,019,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,023,843)		55,019,962

TOTAL INVESTMENTS IN SECURITIES — 103.09%
(Cost: $1,878,733,541)		1,825,319,449
Other Assets, Less Liabilities — (3.09)%		(54,720,596)

NET ASSETS — 100.00%		$1,770,598,853

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,183,986	20,949,947	[b]	—	45,133,933	$45,133,933	$190,745	[c]	$(2,036)	$(13,554)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,691,512	8,194,517	[b]	—	9,886,029	9,886,029	15,058		—	—

						$55,019,962	$205,803		$(2,036)	$(13,554)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,282,616,792	$1,363,806	$—	$1,283,980,598
Preferred stocks	486,318,889	—	—	486,318,889
Money market funds	55,019,962	—	—	55,019,962

Total	$1,823,955,643	$1,363,806	$—	$1,825,319,449

See notes to financial statements.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$756,982,927	$35,033,532	$2,865,376,836
Affiliated (Note 2)	14,996,777	3,167,959	30,839,024

Total cost of investments in securities	$771,979,704	$38,201,491	$2,896,215,860

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$943,412,050	$41,636,825	$2,742,299,943
Affiliated (Note 2)	14,995,503	3,167,884	30,836,338
Foreign currency, at value[b]	1,071,194	34,468	9,587,185
Foreign currency pledged to broker for futures contracts, at value[b]	—	—	1,345,380
Receivables:
Investment securities sold	—	1,719,224	198,296
Dividends and interest	2,669,219	184,842	6,164,639
Futures variation margin	—	—	254,419
Tax reclaims	—	—	4,541,297
Foreign withholding tax claims (Note 9)	—	—	1,131,296

Total Assets	962,147,966	46,743,243	2,796,358,793

LIABILITIES
Payables:
Investment securities purchased	—	2,179,762	—
Collateral for securities on loan (Note 1)	14,241,565	2,851,060	29,300,580
Foreign taxes (Note 1)	150	—	—
Securities related to in-kind transactions (Note 4)	—	—	86,288
Professional fees (Note 9)	—	—	11,313
Investment advisory fees (Note 2)	406,614	26,620	1,411,024

Total Liabilities	14,648,329	5,057,442	30,809,205

NET ASSETS	$947,499,637	$41,685,801	$2,765,549,588

Net assets consist of:
Paid-in capital	$798,701,037	$62,020,133	$3,132,788,527
Undistributed (distributions in excess of) net investment income	(935,648)	(10,295)	13,863,108
Accumulated net realized loss	(36,708,582)	(26,927,422)	(257,996,006)
Net unrealized appreciation (depreciation)	186,442,830	6,603,385	(123,106,041)

NET ASSETS	$947,499,637	$41,685,801	$2,765,549,588

Shares outstanding[c]	14,100,000	1,300,000	59,500,000

Net asset value per share	$67.20	$32.07	$46.48

[a]	Securities on loan with values of $13,317,168, $2,729,622 and $28,231,354, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $1,070,021, $34,190 and $10,976,540, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$166,424,458	$53,132,281	$1,823,709,698
Affiliated (Note 2)	2,547,101	119,237	55,023,843

Total cost of investments in securities	$168,971,559	$53,251,518	$1,878,733,541

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$154,542,914	$56,005,025	$1,770,299,487
Affiliated (Note 2)	2,546,981	119,230	55,019,962
Foreign currency, at value[b]	316,770	163,291	1,625,063
Cash pledged to broker for futures contracts	—	15,000	—
Cash	—	2,686	23,471
Receivables:
Investment securities sold	—	—	2,525,921
Dividends and interest	859,049	166,479	1,289,350
Capital shares sold	—	—	12,189,608
Tax reclaims	40,954	52,792	—

Total Assets	158,306,668	56,524,503	1,842,972,862

LIABILITIES
Payables:
Investment securities purchased	—	8	26,021,626
Collateral for securities on loan (Note 1)	2,460,991	117,133	45,121,193
Securities related to in-kind transactions (Note 4)	—	—	491,470
Investment advisory fees (Note 2)	65,624	10,485	739,720

Total Liabilities	2,526,615	127,626	72,374,009

NET ASSETS	$155,780,053	$56,396,877	$1,770,598,853

Net assets consist of:
Paid-in capital	$193,650,270	$54,039,112	$2,268,890,306
Undistributed net investment income	174,948	21,828	13,094,359
Accumulated net realized loss	(26,169,068)	(537,225)	(457,958,892)
Net unrealized appreciation (depreciation)	(11,876,097)	2,873,162	(53,426,920)

NET ASSETS	$155,780,053	$56,396,877	$1,770,598,853

Shares outstanding[c]	4,000,000	1,000,000	47,500,000

Net asset value per share	$38.95	$56.40	$37.28

[a]	Securities on loan with values of $2,309,047, $111,800 and $45,580,746, respectively. See Note 1.
[b]	Cost of foreign currency: $317,628, $164,116 and $1,617,896, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,445,939	$1,271,775	$90,096,322
Dividends — affiliated (Note 2)	7,855	546	27,484
Interest — unaffiliated	7	—	—
Securities lending income — affiliated — net (Note 2)	64,749	22,496	241,485

	12,518,550	1,294,817	90,365,291
Less: Other foreign taxes (Note 1)	(150)	—	(863)

Total investment income	12,518,400	1,294,817	90,364,428

EXPENSES
Investment advisory fees (Note 2)	2,881,788	350,025	17,904,743
Proxy fees	9,542	1,042	57,815

Total expenses	2,891,330	351,067	17,962,558

Net investment income	9,627,070	943,750	72,401,870

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,047,267)	(107,804)	(29,664,611)
Investments — affiliated (Note 2)	(1,062)	(131)	275
In-kind redemptions — unaffiliated	12,047,720	2,352,046	115,532,932
Futures contracts	—	—	54,281
Foreign currency transactions	98,455	1,977	1,078,384

Net realized gain	10,097,846	2,246,088	87,001,261

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	102,396,069	(754,185)	226,217,114
Investments — affiliated (Note 2)	(2,361)	(713)	(6,093)
Futures contracts	—	—	(318,478)
Translation of assets and liabilities in foreign currencies	(87,769)	184	755,096

Net change in unrealized appreciation/depreciation	102,305,939	(754,714)	226,647,639

Net realized and unrealized gain	112,403,785	1,491,374	313,648,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,030,855	$2,435,124	$386,050,770

[a]	Net of foreign withholding tax of $1,505,098, $46,406 and $9,526,621, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,531,052	$1,019,924	$39,082,464
Dividends — affiliated (Note 2)	1,216	318	15,058
Securities lending income — affiliated — net (Note 2)	54,990	1,327	190,745

	5,587,258	1,021,569	39,288,267
Less: Other foreign taxes (Note 1)	—	(33)	—

Total investment income	5,587,258	1,021,536	39,288,267

EXPENSES
Investment advisory fees (Note 2)	762,521	90,540	6,508,945
Proxy fees	2,957	516	26,540
Commitment fees (Note 8)	—	60	—

Total expenses	765,478	91,116	6,535,485

Net investment income	4,821,780	930,420	32,752,782

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(498,298)	(322,318)	(44,080,396)
Investments — affiliated (Note 2)	75	(21)	(2,036)
In-kind redemptions — unaffiliated	20,220,302	1,477,949	99,836,544
Futures contracts	—	2,247	—
Foreign currency transactions	33,592	5,438	(304,974)

Net realized gain	19,755,671	1,163,295	55,449,138

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(14,716,246)	1,598,340	102,804,116
Investments — affiliated (Note 2)	(946)	(10)	(13,554)
Futures contracts	—	(50)	—
Translation of assets and liabilities in foreign currencies	6,854	723	(6,993)

Net change in unrealized appreciation/depreciation	(14,710,338)	1,599,003	102,783,569

Net realized and unrealized gain	5,045,333	2,762,298	158,232,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,867,113	$3,692,718	$190,985,489

[a]	Net of foreign withholding tax of $464,005, $113,286 and $4,073,713, respectively.
[b]	Net of foreign capital gains taxes of $12,696, $ — and $ —, respectively.

See notes to financial statements.

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,627,070	$7,369,411	$943,750	$1,367,737
Net realized gain (loss)	10,097,846	3,157,584	2,246,088	(2,643,269)
Net change in unrealized appreciation/depreciation	102,305,939	60,139,164	(754,714)	5,282,182

Net increase in net assets resulting from operations	122,030,855	70,666,159	2,435,124	4,006,650

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,620,627)	(7,589,400)	(1,176,735)	(1,328,103)

Total distributions to shareholders	(9,620,627)	(7,589,400)	(1,176,735)	(1,328,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	570,651,334	22,729,563	1,658,795	235
Cost of shares redeemed	(82,327,836)	(44,096,742)	(8,466,328)	(2,904,227)

Net increase (decrease) in net assets from capital share transactions	488,323,498	(21,367,179)	(6,807,533)	(2,903,992)

INCREASE (DECREASE) IN NET ASSETS	600,733,726	41,709,580	(5,549,144)	(225,445)

NET ASSETS
Beginning of year	346,765,911	305,056,331	47,234,945	47,460,390

End of year	$947,499,637	$346,765,911	$41,685,801	$47,234,945

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(935,648)	$(1,062,407)	$(10,295)	$102,712

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	500,000	50,000	—
Shares redeemed	(1,500,000)	(900,000)	(250,000)	(100,000)

Net increase (decrease) in shares outstanding	7,500,000	(400,000)	(200,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$72,401,870	$76,538,929	$4,821,780	$4,309,184
Net realized gain (loss)	87,001,261	(25,172,097)	19,755,671	587,087
Net change in unrealized appreciation/depreciation	226,647,639	166,393,014	(14,710,338)	(4,088,189)

Net increase in net assets resulting from operations	386,050,770	217,759,846	9,867,113	808,082

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(75,911,942)	(76,466,390)	(6,133,250)	(7,211,093)
Return of capital	—	—	—	(119,651)

Total distributions to shareholders	(75,911,942)	(76,466,390)	(6,133,250)	(7,330,744)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	551,329,888	113,426,448	187,411,201	15,280,844
Cost of shares redeemed	(567,254,546)	(492,538,365)	(166,703,770)	(24,385,129)

Net increase (decrease) in net assets from capital share transactions	(15,924,658)	(379,111,917)	20,707,431	(9,104,285)

INCREASE (DECREASE) IN NET ASSETS	294,214,170	(237,818,461)	24,441,294	(15,626,947)

NET ASSETS
Beginning of year	2,471,335,418	2,709,153,879	131,338,759	146,965,706

End of year	$2,765,549,588	$2,471,335,418	$155,780,053	$131,338,759

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$13,863,108	$15,684,413	$174,948	$(4,282,588)

SHARES ISSUED AND REDEEMED
Shares sold	12,350,000	2,800,000	4,600,000	400,000
Shares redeemed	(11,950,000)	(12,600,000)	(4,300,000)	(700,000)

Net increase (decrease) in shares outstanding	400,000	(9,800,000)	300,000	(300,000)

See notes to financial statements.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Year ended March 31, 2018	Period from May 17, 2016 [a] to March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$930,420	$224,611	$32,752,782	$17,076,267
Net realized gain (loss)	1,163,295	(99,184)	55,449,138	(23,441,734)
Net change in unrealized appreciation/depreciation	1,599,003	1,274,159	102,783,569	198,924,450

Net increase in net assets resulting from operations	3,692,718	1,399,586	190,985,489	192,558,983

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,040,662)	(215,928)	(23,104,971)	(14,610,452)

Total distributions to shareholders	(1,040,662)	(215,928)	(23,104,971)	(14,610,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,810,359	19,306,723	1,224,914,370	468,070,764
Cost of shares redeemed	(8,555,919)	—	(703,686,741)	(239,466,430)

Net increase in net assets from capital share transactions	33,254,440	19,306,723	521,227,629	228,604,334

INCREASE IN NET ASSETS	35,906,496	20,490,381	689,108,147	406,552,865

NET ASSETS
Beginning of period	20,490,381	—	1,081,490,706	674,937,841

End of period	$56,396,877	$20,490,381	$1,770,598,853	$1,081,490,706

Undistributed net investment income included in net assets at end of period	$21,828	$8,001	$13,094,359	$2,407,006

SHARES ISSUED AND REDEEMED
Shares sold	750,000	400,000	34,500,000	16,250,000
Shares redeemed	(150,000)	—	(21,250,000)	(8,750,000)

Net increase in shares outstanding	600,000	400,000	13,250,000	7,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$52.54	$43.58	$49.72	$45.98	$46.41

Income from investment operations:
Net investment income[a]	1.06	1.04	1.06	1.09	0.93
Net realized and unrealized gain (loss)[b]	14.56	8.98	(5.98)	3.71	(0.37)

Total from investment operations	15.62	10.02	(4.92)	4.80	0.56

Less distributions from:
Net investment income	(0.96)	(1.06)	(1.22)	(1.06)	(0.99)

Total distributions	(0.96)	(1.06)	(1.22)	(1.06)	(0.99)

Net asset value, end of year	$67.20	$52.54	$43.58	$49.72	$45.98

Total return	29.86%	23.38%	(9.93)%	10.58%	1.63%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$947,500	$346,766	$305,056	$387,782	$262,077
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.67%	2.20%	2.32%	2.27%	2.04%
Portfolio turnover rate[d]	16%	12%	10%	12%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 1.35%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 10%, 9%, 7%, 12% and 9%, respectively. See Note 4.

See notes to financial statements.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$31.49	$29.66	$32.87	$33.48	$35.65

Income from investment operations:
Net investment income[a]	0.66	0.90	0.67	0.92	0.85
Net realized and unrealized gain (loss)[b]	0.77	1.82	(3.32)	(0.53)	(2.04)

Total from investment operations	1.43	2.72	(2.65)	0.39	(1.19)

Less distributions from:
Net investment income	(0.85)	(0.89)	(0.56)	(1.00)	(0.98)

Total distributions	(0.85)	(0.89)	(0.56)	(1.00)	(0.98)

Net asset value, end of year	$32.07	$31.49	$29.66	$32.87	$33.48

Total return	4.55%	9.46%	(8.11)%	1.18%	(3.01)%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$41,686	$47,235	$47,460	$80,536	$108,806
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to waived fees	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.02%	3.03%	2.19%	2.66%	2.53%
Portfolio turnover rate[d]	21%	24%	12%	14%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was (3.12)%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015, and March 31, 2014 were 19%, 24%, 10%, 14%, and 25%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$41.82	$39.32	$44.28	$48.19	$39.72

Income from investmentoperations:
Net investment income[a]	1.10	1.24 [b]	1.09	1.27	1.77 [c]
Net realized and unrealized gain (loss)[d]	4.69	2.46	(4.92)	(3.57)	7.81

Total from investment operations	5.79	3.70	(3.83)	(2.30)	9.58

Less distributions from:
Net investment income	(1.13)	(1.20)	(1.13)	(1.61)	(1.11)

Total distributions	(1.13)	(1.20)	(1.13)	(1.61)	(1.11)

Net asset value, end of year	$46.48	$41.82	$39.32	$44.28	$48.19

Total return	13.96%	9.65%[b]	(8.94)%	(4.99)%	24.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,765,550	$2,471,335	$2,709,154	$2,710,221	$3,252,807
Ratio of expenses to average net assets	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)	n/a	0.60%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.39%	3.17%[b]	2.61%	2.76%	3.97%[c]
Portfolio turnover rate[e]	3%	5%	3%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees, which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.05%
•	Ratio of net investment income to average net assets by 0.04%
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$35.50	$36.74	$38.14	$36.37	$37.82

Income from investment operations:
Net investment income[a]	1.17	1.09	0.95	1.51	1.05
Net realized and unrealized gain (loss)[b]	3.96	(0.43)	(1.17)	1.66	(0.93)

Total from investment operations	5.13	0.66	(0.22)	3.17	0.12

Less distributions from:
Net investment income	(1.68)	(1.87)	(1.18)	(1.40)	(1.53)
Return of capital	—	(0.03)	—	—	(0.04)

Total distributions	(1.68)	(1.90)	(1.18)	(1.40)	(1.57)

Net asset value, end of year	$38.95	$35.50	$36.74	$38.14	$36.37

Total return	14.58%	1.97%	(0.47)%	8.80%	0.26%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$155,780	$131,339	$146,966	$167,820	$181,851
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.04%	3.00%	2.60%	3.98%	2.82%
Portfolio turnover rate[d]	11%	8%	15%	8%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 0.52%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares International Dividend Growth ETF

	Year ended Mar. 31, 2018	Period from May 17, 2016[a] to Mar. 31, 2017
Net asset value, beginning of period	$51.23	$48.33

Income from investment operations:
Net investment income[b]	1.27	1.09
Net realized and unrealized gain[c]	5.31	2.70

Total from investment operations	6.58	3.79

Less distributions from:
Net investment income	(1.41)	(0.89)

Total distributions	(1.41)	(0.89)

Net asset value, end of period	$56.40	$51.23

Total return	12.93%	7.92%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,397	$20,490
Ratio of expenses to average net assets[e]	0.22%	0.22%
Ratio of net investment income to average net assets[e]	2.26%	2.56%
Portfolio turnover rate[f]	42%	42%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the year ended March 31, 2018 and the period ended March 31, 2017 were 42% and 42%. See Note 4.

See notes to financial statements.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$31.58	$25.23	$29.37	$36.56	$43.67

Income from investment operations:
Net investment income[a]	0.83	0.53	0.58	0.88	0.99
Net realized and unrealized gain (loss)[b]	5.49	6.26	(4.03)	(7.33)	(6.87)

Total from investment operations	6.32	6.79	(3.45)	(6.45)	(5.88)

Less distributions from:
Net investment income	(0.62)	(0.44)	(0.69)	(0.74)	(1.23)

Total distributions	(0.62)	(0.44)	(0.69)	(0.74)	(1.23)

Net asset value, end of year	$37.28	$31.58	$25.23	$29.37	$36.56

Total return	20.38%	27.27%	(11.70)%	(17.96)%	(13.36)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,770,599	$1,081,491	$674,938	$646,094	$950,524
Ratio of expenses to average net assets	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.43%	1.87%	2.27%	2.42%	2.60%
Portfolio turnover rate[c]	16%	13%	18%	11%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 5%, 7%, 14%, 6% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Non-diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Asia 50
Credit Suisse Securities (USA) LLC	$10,609,064	$10,609,064	$—
Jefferies LLC	1,995,388	1,995,388	—
JPMorgan Securities LLC	495,026	495,026	—
State Street Bank & Trust Company	217,690	217,690	—

	$13,317,168	$13,317,168	$—

Emerging Markets Infrastructure
Credit Suisse Securities (USA) LLC	$1,964,374	$1,964,374	$—
Morgan Stanley & Co. LLC	765,248	765,248	—

	$2,729,622	$2,729,622	$—

Europe
Merrill Lynch, Pierce, Fenner & Smith	$25,466,684	$25,466,684	$—
Morgan Stanley & Co. LLC	2,764,670	2,764,670	—

	$28,231,354	$28,231,354	$—

International Developed Property
Barclays Capital Inc.	$35,349	$35,349	$—
Citigroup Global Markets Inc.	51,213	51,213	—
Credit Suisse Securities (USA) LLC	286,227	286,227	—
Goldman Sachs & Co.	368,712	368,712	—
HSBC Bank PLC	51,793	51,793	—
JPMorgan Securities LLC	136,629	136,629	—
Merrill Lynch, Pierce, Fenner & Smith	215,600	215,600	—
Morgan Stanley & Co. LLC	214,473	214,473	—
Nomura Securities International Inc.	5,574	5,574	—
SG Americas Securities LLC	592,639	592,639	—
State Street Bank & Trust Company	335,303	335,303	—
UBS AG	15,535	15,535	—

	$2,309,047	$2,309,047	$—

International Dividend Growth
Citigroup Global Markets Inc.	$45,584	$45,584	$—
JPMorgan Securities LLC	46,788	46,788	—
Morgan Stanley & Co. LLC	1,300	1,300	—
Scotia Capital (USA) Inc.	18,128	18,128	—

	$111,800	$111,800	$—

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Latin America 40
Barclays Capital Inc.	$4,700,158	$4,588,045	$(112,113)
Citigroup Global Markets Inc.	5,918,601	5,780,523	(138,078)
Credit Suisse Securities (USA) LLC	9,976,356	9,779,556	(196,800)
Deutsche Bank Securities Inc.	6,090,292	6,090,292	—
Goldman Sachs & Co.	4,779,302	4,736,691	(42,611)
JPMorgan Securities LLC	8,761,712	8,751,048	(10,664)
Merrill Lynch, Pierce, Fenner & Smith	684,855	684,855	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,574,397	1,574,397	—
Scotia Capital (USA) Inc.	78,888	78,888	—
SG Americas Securities LLC	1,333,504	1,302,718	(30,786)
UBS Securities LLC	269,880	269,176	(704)
Wells Fargo Securities LLC	1,412,801	1,407,872	(4,929)

	$45,580,746	$45,044,061	$(536,685)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities and with the exception of the iShares Latin America 40 ETF, was in excess of the market value of securities loaned at year end.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.6000%	First $12 billion
0.5700[a]	Over $12 billion, up to and including $18 billion
0.5415[a]	Over $18 billion, up to and including $24 billion
0.5145[a]	Over $24 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.5000%	First $46 billion
0.4750[a]	Over $46 billion, up to and including $81 billion
0.4513[a]	Over $81 billion, up to and including $111 billion
0.4287[a]	Over $111 billion, up to and including $141 billion
0.4073[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$17,697
Emerging Markets Infrastructure	5,821
Europe	60,008
International Developed Property	13,442
International Dividend Growth	314
Latin America 40	57,104

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Asia 50	$4,409,874	$1,657,869
Emerging Markets Infrastructure	118,912	50,201
Europe	7,841,275	13,186,439
International Developed Property	429,544	154,024
International Dividend Growth	708,523	4,783,839
Latin America 40	270,782	68,633

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of March 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
International Developed Property	1	51%

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$460,042,202	$91,796,235
Emerging Markets Infrastructure	9,832,664	10,127,230
Europe	173,215,383	102,834,123
International Developed Property	18,569,644	18,005,457
International Dividend Growth	19,284,490	17,144,390
Latin America 40	360,307,355	222,324,661

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$164,020,236	$45,939,760
Emerging Markets Infrastructure	825,128	7,197,177
Europe	466,937,586	555,782,526
International Developed Property	182,287,586	162,431,880
International Dividend Growth	39,379,125	8,516,820
Latin America 40	942,275,831	547,856,484

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Europe ETF	iShares International Dividend Growth ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$318,478	$50

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Europe ETF	iShares International Dividend Growth ETF
Futures contracts	$54,281	$2,247

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Europe ETF	iShares International Dividend Growth ETF
Futures contracts	$(318,478)	$(50)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares Europe ETF	iShares International Dividend Growth ETF
Average notional value of contracts purchased	$11,163,808	$59,390

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the characterization of corporate actions, passive foreign investment companies, the

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

characterization of expenses, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia 50	$11,164,935	$120,316	$(11,285,251)
Emerging Markets Infrastructure	2,160,038	119,978	(2,280,016)
Europe	38,047,880	1,688,767	(39,736,647)
International Developed Property	5,782,577	5,769,006	(11,551,583)
International Dividend Growth	1,477,949	124,069	(1,602,018)
Latin America 40	(131,609,961)	1,039,542	130,570,419

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Asia 50
Ordinary income	$9,620,627	$7,589,400

Emerging Markets Infrastructure
Ordinary income	$1,176,735	$1,328,103

Europe
Ordinary income	$75,911,942	$76,466,390

International Developed Property
Ordinary income	$6,133,250	$7,211,093
Return of capital	—	119,651

	$6,133,250	$7,330,744

International Dividend Growth
Ordinary income	$1,040,662	$215,928

Latin America 40
Ordinary income	$23,104,971	$14,610,452

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Asia 50	$331,207	$(28,407,951)	$176,875,344	$—	$148,798,600
Emerging Markets Infrastructure	—	(26,235,853)	5,911,816	(10,295)	(20,334,332)
Europe	15,796,550	(206,708,527)	(176,326,962)	—	(367,238,939)
International Developed Property	661,685	(23,423,229)	(15,108,673)	—	(37,870,217)
International Dividend Growth	21,865	(337,024)	2,672,924	—	2,357,765
Latin America 40	13,125,301	(388,668,866)	(122,747,888)	—	(498,291,453)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the characterization of corporate actions, the tax deferral of losses on wash sales, foreign withholding tax reclaims, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Asia 50	$858,579
Emerging Markets Infrastructure	84,101

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Asia 50	$27,179,801	$1,228,150	$28,407,951
Emerging Markets Infrastructure	25,729,415	506,438	26,235,853
Europe	174,091,530	32,616,997	206,708,527
International Developed Property	18,123,198	5,300,031	23,423,229
International Dividend Growth	337,024	—	337,024
Latin America 40	388,668,866	—	388,668,866

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$781,547,190	$198,924,288	$(22,063,925)	$176,860,363
Emerging Markets Infrastructure	38,893,060	11,192,239	(5,280,590)	5,911,649
Europe	2,950,729,262	260,837,531	(438,430,512)	(177,592,981)
International Developed Property	172,204,135	2,355,694	(17,469,934)	(15,114,240)
International Dividend Growth	53,451,769	4,015,241	(1,342,755)	2,672,486
Latin America 40	1,948,023,567	142,133,322	(264,837,440)	(122,704,118)
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares International Dividend Growth ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended March 31, 2018.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF,

iShares Europe ETF, iShares International Developed Property ETF,

iShares International Dividend Growth ETF and iShares Latin America 40 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares International Dividend Growth ETF: statement of changes in net assets for the year ended March 31, 2018 and for the period May 17, 2016 (commencement of operations) through March 31, 2017.
iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF and iShares Latin America 40 ETF: statements of changes in net assets for each of the two years in the period ended March 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Asia 50	$6,164,354
Emerging Markets Infrastructure	825,802
Europe	99,709,400
International Developed Property	2,305,691
International Dividend Growth	1,050,593
Latin America 40	32,066,278

For the fiscal year ended March 31, 2018, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$13,951,046	$1,505,250
Emerging Markets Infrastructure	1,318,181	46,406
Europe	99,622,943	8,840,383
International Developed Property	7,328,312	456,548
International Dividend Growth	1,251,841	107,652
Latin America 40	42,884,165	4,072,823

TAX INFORMATION	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50	$0.777859	$—	$0.181821	$0.959680	81%	—%	19%	100%
Emerging Markets Infrastructure	0.698207	—	0.149669	0.847876	82	—	18	100
Europe	1.088472	—	0.042597	1.131069	96	—	4	100
International Developed Property	1.680015	—	—	1.680015	100	—	—	100
International Dividend Growth	1.413729	—	—	1.413729	100	—	—	100
Latin America 40	0.570027	—	0.046295	0.616322	92	—	8	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Asia 50 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	18	1.36
Greater than 1.0% and Less than 1.5%	61	4.62
Greater than 0.5% and Less than 1.0%	188	14.24
Greater than 0.0% and Less than 0.5%	434	32.87
At NAV	12	0.91
Less than 0.0% and Greater than –0.5%	337	25.53
Less than –0.5% and Greater than –1.0%	160	12.12
Less than –1.0% and Greater than –1.5%	63	4.77
Less than –1.5% and Greater than –2.0%	22	1.67
Less than –2.0% and Greater than –2.5%	8	0.61
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23

	1,320	100.00%

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Emerging Markets Infrastructure ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	51	3.86
Greater than 0.0% and Less than 0.5%	415	31.44
At NAV	23	1.74
Less than 0.0% and Greater than –0.5%	629	47.65
Less than –0.5% and Greater than –1.0%	165	12.50
Less than –1.0% and Greater than –1.5%	16	1.21
Less than –1.5% and Greater than –2.0%	10	0.76
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

iShares Europe ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	21	1.59
Greater than 0.5% and Less than 1.0%	138	10.45
Greater than 0.0% and Less than 0.5%	658	49.85
At NAV	14	1.06
Less than 0.0% and Greater than –0.5%	389	29.47
Less than –0.5% and Greater than –1.0%	75	5.68
Less than –1.0% and Greater than –1.5%	13	0.98
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,320	100.00%

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares International Developed Property ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	21	1.59
Greater than 0.5% and Less than 1.0%	151	11.44
Greater than 0.0% and Less than 0.5%	438	33.18
At NAV	15	1.14
Less than 0.0% and Greater than –0.5%	511	38.70
Less than –0.5% and Greater than –1.0%	128	9.70
Less than –1.0% and Greater than –1.5%	30	2.27
Less than –1.5% and Greater than –2.0%	14	1.06
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	1	0.08

	1,320	100.00%

iShares International Dividend Growth ETF

Period Covered: May 17, 2016 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.21%
Greater than 2.5% and Less than 3.0%	2	0.42
Greater than 2.0% and Less than 2.5%	19	4.03
Greater than 1.5% and Less than 2.0%	106	22.51
Greater than 1.0% and Less than 1.5%	178	37.80
Greater than 0.5% and Less than 1.0%	120	25.48
Greater than 0.0% and Less than 0.5%	34	7.22
At NAV	0	0.00
Less than 0.0% and Greater than –0.5%	6	1.27
Less than –0.5% and Greater than –1.0%	3	0.64
Less than –1.0%	2	0.42

	471	100.00%

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Latin America 40 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	29	2.20
Greater than 0.0% and Less than 0.5%	571	43.26
At NAV	23	1.74
Less than 0.0% and Greater than –0.5%	666	50.44
Less than –0.5% and Greater than –1.0%	20	1.52
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information  (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	85

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.ishares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	87

Notes:

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS	89

Notes:

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-304-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12-months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.76%	9.67%	11.27%	8.76%	9.67%	11.27%
5 Years	8.47%	8.62%	9.56%	50.16%	51.17%	57.88%
Since Inception	4.62%	4.76%	5.52%	45.97%	47.51%	56.71%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.40	$4.66	$1,000.00	$1,020.30	$4.63	0.92%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDIA 50 ETF

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 8.76%, net of fees, while the total return for the Index was 11.27%.

India was the world’s fastest-growing major economy in 2017. Rising construction spending and manufacturing growth, as well as an interest rate decrease by the Reserve Bank of India, helped stimulate the economy. Economic growth was strong despite the lingering effects of several government plans that pressured economic growth, including a tax overhaul and demonetization of some banknotes to reduce currency counterfeiting. In that environment, Indian equities hit an all-time high in January 2018, before declining modestly through the end of the reporting period.

The financials sector contributed the most to the Index’s return for the reporting period. Banks were the primary source of strength, benefiting from the increase in economic activity and speculation that the government may allow foreign investors to own a larger portion of the country’s banks, both private and state-run. This would enable banks to more easily meet global capital requirements.

The information technology sector also contributed to the Index’s performance for the reporting period, led by software and services companies. Indian IT consultant services gained on improving earnings and a shift toward more lucrative businesses, such as cloud computing and big data. The energy sector also contributed to the Index’s return, driven by robust earnings and growth of companies in the oil, gas, and consumable fuels industry.

Healthcare was the only sector to detract from the Index’s return for the reporting period, as the U.S. Food and Drug Administration banned imports from multiple Indian pharmaceutical companies due to unacceptable manufacturing quality and falsification of data. Price cuts, the government’s tax policies, and elimination of commonly used currency notes to curb corruption weighed on revenues and profits, further hindering pharmaceutical stocks.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	36.54%
Energy	12.25
Information Technology	12.11
Consumer Discretionary	10.07
Consumer Staples	7.86
Materials	7.21
Industrials	5.63
Utilities	3.15
Health Care	3.14
Telecommunication Services	2.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	7.67%
Reliance Industries Ltd.	7.64
HDFC Bank Ltd.	5.49
ITC Ltd.	5.47
Infosys Ltd.	5.39
ICICI Bank Ltd.	4.49
HDFC Bank Ltd. ADR	4.29
Larsen & Toubro Ltd.	4.06
Tata Consultancy Services Ltd.	3.56
Kotak Mahindra Bank Ltd.	3.51

TOTAL	51.57%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.60%

AUTOMOBILES — 8.26%
Bajaj Auto Ltd.	248,309	$10,449,493
Hero MotoCorp. Ltd.	237,007	12,874,065
Mahindra & Mahindra Ltd.	1,702,336	19,285,852
Maruti Suzuki India Ltd.	242,672	32,969,715
Tata Motors Ltd.[a]	3,373,842	16,907,567

		92,486,692
BANKS — 25.92%
Axis Bank Ltd.	2,547,936	19,943,076
Axis Bank Ltd. GDR NVS[b]	119,591	4,747,763
HDFC Bank Ltd.	2,116,940	61,218,284
HDFC Bank Ltd. ADR NVS	484,786	47,882,313
ICICI Bank Ltd.	11,733,038	50,073,689
IndusInd Bank Ltd.	931,483	25,660,816
Kotak Mahindra Bank Ltd.	2,435,259	39,122,936
State Bank of India	6,776,854	25,965,834
Yes Bank Ltd.	3,363,747	15,722,348

		290,337,059
CHEMICALS — 1.93%
Asian Paints Ltd.	823,098	14,139,451
UPL Ltd.	669,533	7,496,377

		21,635,828
CONSTRUCTION & ENGINEERING — 4.04%
Larsen & Toubro Ltd.	2,251,546	45,254,135

		45,254,135
CONSTRUCTION MATERIALS — 2.07%
Grasim Industries Ltd.	720,083	11,602,507
UltraTech Cement Ltd.	190,523	11,538,581

		23,141,088
CONSUMER FINANCE — 1.05%
Bajaj Finance Ltd.	432,647	11,725,012

		11,725,012
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.71%
Bharti Infratel Ltd.	1,553,399	8,006,156

		8,006,156
ELECTRIC UTILITIES — 1.09%
Power Grid Corp. of India Ltd.	4,107,140	12,169,336

		12,169,336
GAS UTILITIES — 0.72%
GAIL India Ltd.	1,605,722	8,088,718

		8,088,718

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.38%
Hindustan Unilever Ltd.	1,304,118	$26,660,540

		26,660,540
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.33%
NTPC Ltd.	5,720,635	14,884,490

		14,884,490
INSURANCE — 0.78%
Bajaj Finserv Ltd.	110,407	8,754,377

		8,754,377
IT SERVICES — 12.06%
HCL Technologies Ltd.	1,016,734	15,099,400
Infosys Ltd.	3,469,286	60,202,937
Tata Consultancy Services Ltd.	908,712	39,696,248
Tech Mahindra Ltd.	1,144,758	11,210,333
Wipro Ltd.	2,064,813	8,900,752

		135,109,670
MACHINERY — 0.95%
Eicher Motors Ltd.	24,384	10,607,493

		10,607,493
MEDIA — 0.79%
Zee Entertainment Enterprises Ltd.	999,532	8,819,621

		8,819,621
METALS & MINING — 3.18%
Hindalco Industries Ltd.	2,664,208	8,764,044
Tata Steel Ltd.	1,419,281	12,426,545
Vedanta Ltd.	3,393,367	14,456,033

		35,646,622
OIL, GAS & CONSUMABLE FUELS — 12.21%
Bharat Petroleum Corp. Ltd.	1,425,799	9,344,402
Coal India Ltd.	2,379,990	10,337,835
Hindustan Petroleum Corp. Ltd.	1,363,252	7,207,991
Indian Oil Corp. Ltd.	3,900,932	10,562,506
Oil & Natural Gas Corp. Ltd.	5,154,711	14,052,188
Reliance Industries Ltd.	6,295,787	85,206,169

		136,711,091
PHARMACEUTICALS — 3.13%
Cipla Ltd./India	926,052	7,744,586
Dr. Reddy’s Laboratories Ltd.	221,128	7,053,908
Lupin Ltd.	437,455	4,935,493
Sun Pharmaceutical Industries Ltd.	2,015,079	15,296,529

		35,030,516

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2018

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.98%
Titan Co. Ltd.	761,819	$11,006,491

		11,006,491
THRIFTS & MORTGAGE FINANCE — 8.64%
Housing Development Finance Corp. Ltd.	3,057,513	85,581,881
Indiabulls Housing Finance Ltd.	591,854	11,227,419

		96,809,300
TOBACCO — 5.45%
ITC Ltd.	15,591,249	61,077,281

		61,077,281
TRANSPORTATION INFRASTRUCTURE — 0.62%
Adani Ports & Special Economic Zone Ltd.	1,285,566	6,979,562

		6,979,562

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.31%
Bharti Airtel Ltd.	2,408,447	$14,722,827

		14,722,827

TOTAL COMMON STOCKS
(Cost: $784,222,927)		1,115,663,905

TOTAL INVESTMENTS IN SECURITIES — 99.60%
(Cost: $784,222,927)		1,115,663,905
Other Assets, Less Liabilities — 0.40%		4,468,134

NET ASSETS — 100.00%		$1,120,132,039

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$1,920	[c]	$(266)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	[b]	—	—	—	99,487		—	—

						$—	$101,407		$(266)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
SGX NIFTY 50	180	Apr 2018	$3,687	$13,994

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,115,663,905	$—	$—	$1,115,663,905

Total	$1,115,663,905	$—	$—	$1,115,663,905

Derivative financial instruments[a]
Assets
Futures contracts	$13,994	$—	$—	$13,994

Total	$13,994	$—	$—	$13,994

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$784,222,927

Total cost of investments in securities	$784,222,927

Investments in securities, at fair value (Note 1):
Unaffiliated	$1,115,663,905
Foreign currency, at value[a]	7,551,319
Cash pledged to broker for futures contracts	174,000
Cash	16,226,155
Receivables:
Investment securities sold	28,605,335
Dividends and interest	178,875
Futures variation margin	43,413

Total Assets	1,168,443,002

LIABILITIES
Payables:
Investment securities purchased	36,039,249
Deferred foreign capital gains taxes (Note 1)	11,400,905
Investment advisory fees (Note 2)	870,809

Total Liabilities	48,310,963

NET ASSETS	$1,120,132,039

Net assets consist of:
Paid-in capital	$953,668,531
Undistributed net investment income	1,397,556
Accumulated net realized loss	(154,992,203)
Net unrealized appreciation	320,058,155

NET ASSETS	$1,120,132,039

Shares outstanding[b]	32,000,000

Net asset value per share	$35.00

[a]	Cost of foreign currency: $7,551,319.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2018

NET INVESTMENT INCOME
Dividends — unaffiliated	$14,644,228
Dividends — affiliated (Note 2)	99,487
Interest — unaffiliated	14
Securities lending income — affiliated — net (Note 2)	1,920

Total investment income	14,745,649

EXPENSES
Investment advisory fees (Note 2)	9,751,530
Mauritius income taxes (Note 1)	357,860
Proxy fees	18,816

Total expenses	10,128,206

Net investment income	4,617,443

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,637,609)
Investments — affiliated (Note 2)	(266)
In-kind redemptions — unaffiliated	650,444
Futures contracts	80,181
Foreign currency transactions	(131,307)

Net realized loss	(6,038,557)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[a]	79,336,558
Futures contracts	13,994
Translation of assets and liabilities in foreign currencies	28,592

Net change in unrealized appreciation/depreciation	79,379,144

Net realized and unrealized gain	73,340,587

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,958,030

[a]	Net of deferred foreign capital gains taxes of $11,400,905.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,617,443	$3,170,862
Net realized loss	(6,038,557)	(11,184,265)
Net change in unrealized appreciation/depreciation	79,379,144	151,316,387

Net increase in net assets resulting from operations	77,958,030	143,302,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,089,485)	(3,384,501)

Total distributions to shareholders	(3,089,485)	(3,384,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	227,821,946	55,938,372
Cost of shares redeemed	(29,552,888)	(63,397,198)

Net increase (decrease) in net assets from capital share transactions	198,269,058	(7,458,826)

INCREASE IN NET ASSETS	273,137,603	132,459,657

NET ASSETS
Beginning of year	846,994,436	714,534,779

End of year	$1,120,132,039	$846,994,436

Undistributed net investment income included in net assets at end of year	$1,397,556	$905

SHARES ISSUED AND REDEEMED
Shares sold	6,600,000	1,900,000
Shares redeemed	(850,000)	(2,300,000)

Net increase (decrease) in shares outstanding	5,750,000	(400,000)

See notes to consolidated financial statements.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$32.27	$26.81	$31.06	$25.71	$23.93

Income from investment operations:
Net investment income[a]	0.15	0.12	0.18	0.18	0.18
Net realized and unrealized gain (loss)[b]	2.68	5.47	(4.27)	5.33	1.78

Total from investment operations	2.83	5.59	(4.09)	5.51	1.96

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.16)	(0.16)	(0.18)

Total distributions	(0.10)	(0.13)	(0.16)	(0.16)	(0.18)

Net asset value, end of year	$35.00	$32.27	$26.81	$31.06	$25.71

Total return	8.76%	20.94%	(13.22)%	21.46%	8.31%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,120,132	$846,994	$714,535	$979,844	$500,092
Ratio of expenses to average net assets	0.92%	0.93%	0.94%	0.93%	0.94%
Ratio of net investment income to average net assets	0.42%	0.43%	0.62%	0.58%	0.78%
Portfolio turnover rate[c]	14%	11%	14%	5%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2018, March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014 were 12%, 4%, 7%, 4% and 9%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	15

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in itsconsolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

For the year ended March 31, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $701.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018, were $331,242,295 and $154,572,484, respectively.

In-kind purchases and sales (see Note 4) for the year ended March 31, 2018, were $9,596,005 and $1,436,126, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$13,994

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin, if any, is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$80,181	$13,994

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

Average notional value of contracts purchased	$1,299,721

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$650,444	$(131,307)	$(519,137)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

	2018	2017
Ordinary income	$3,089,485	$3,384,501

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
$1,401,884	$(125,017,227)	$290,078,851	$166,463,508

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$124,967,538	$49,689	$125,017,227

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $814,197,903. Net unrealized appreciation was $301,479,996, of which $342,450,166 represented gross unrealized appreciation on securities and $40,970,170 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares India 50 ETF

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of iShares India 50 ETF and its subsidiary (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2018, the related consolidated statement of operations for the year ended March 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the consolidated financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

The Fund hereby designates the maximum amount of $14,638,720 as qualified dividend income for individuals for the fiscal year ended March 31, 2018.

For the fiscal year ended March 31, 2018, the Fund earned foreign source income of $14,644,228 and paid foreign taxes of $357,860 which it intends to pass through to its shareholders.

TAX INFORMATION	27

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year			% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$ —	$—	$0.098553	$0.098553	—%	—%	100%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	9	0.68
Greater than 1.5% and Less than 2.0%	33	2.50
Greater than 1.0% and Less than 1.5%	106	8.03
Greater than 0.5% and Less than 1.0%	266	20.15
Greater than 0.0% and Less than 0.5%	381	28.86
At NAV	14	1.06
Less than 0.0% and Greater than –0.5%	284	21.52
Less than –0.5% and Greater than –1.0%	119	9.02
Less than –1.0% and Greater than –1.5%	63	4.77
Less than –1.5% and Greater than –2.0%	20	1.52
Less than –2.0% and Greater than –2.5%	8	0.61
Less than –2.5% and Greater than –3.0%	6	0.45
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	2	0.15

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares India 50 ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

SUPPLEMENTAL INFORMATION	29

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 114.5 thousand. This figure is comprised of fixed remuneration of USD 45.64 thousand and variable remuneration of USD 68.86 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 16.02 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.98 thousand.

SUPPLEMENTAL INFORMATION	31

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15[c] Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information  (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).
Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).
Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-307-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.55%	14.62%	14.68%	14.55%	14.62%	14.68%
5 Years	13.44%	13.47%	13.62%	87.85%	88.13%	89.32%
Since Inception	13.26%	13.27%	13.45%	189.05%	189.23%	193.22%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.30	$0.77	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 ETF

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 14.55%, net of fees, while the total return for the Index was 14.68%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Within the sector, the software and services industry drove gains, as the continued migration toward commercial cloud computing boosted profits and sales. The technology hardware and equipment industry also contributed, as new smartphone models increased investors’ outlook for growth despite declining holiday sales. Semiconductor and semiconductor equipment companies were another solid contributor to the Index’s performance.

The financials and consumer discretionary sectors were also solid contributors to the Index’s return for the reporting period, both benefiting from the improving economic environment. The financials sector gained from anticipated benefits of deregulation and corporate tax reform. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. High consumer confidence helped the consumer discretionary sector, where rising consumer spending was the primary driver of gains. Consumer spending rose as wages increased, unemployment remained low, and the stock market advanced.

The healthcare and industrials sectors, also helped by the improving economy, were notable contributors to the Index’s return for the reporting period. Demand for and spending on healthcare increased due to ongoing demographic trends related to the aging baby-boomer generation, increased Medicare enrollments, and higher personal incomes. The industrials sector, principally driven by the capital goods industry, benefited from increased industrial production and manufacturing as well as from innovations in manufacturing technology and post-hurricane rebuilding activity.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	27.48%
Financials	14.88
Health Care	14.44
Consumer Discretionary	12.44
Industrials	8.95
Consumer Staples	8.43
Energy	5.64
Telecommunication Services	2.44
Materials	2.25
Utilities	1.73
Real Estate	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Apple Inc.	4.74%
Microsoft Corp.	3.81
Amazon.com Inc.	3.24
Berkshire Hathaway Inc. Class B	2.14
JPMorgan Chase & Co.	2.11
Facebook Inc. Class A	2.10
Johnson & Johnson	1.92
Exxon Mobil Corp.	1.76
Alphabet Inc. Class C NVS	1.74
Alphabet Inc. Class A	1.72

TOTAL	25.28%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.43%	21.42%	21.76%	21.43%	21.42%	21.76%
5 Years	16.16%	16.19%	16.42%	111.51%	111.74%	113.90%
Since Inception	15.25%	15.26%	15.51%	235.33%	235.50%	241.69%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.80	$1.04	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 21.43%, net of fees, while the total return for the Index was 21.76%.

Every single sector contributed to the Index’s performance for the reporting period. The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Within the sector, the software and services industry drove gains, as the continued migration toward commercial cloud computing boosted profits and sales. The technology hardware and equipment industry was another solid contributor, as new smartphone models increased investors’ outlook for growth despite declining holiday sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. Semiconductor manufacturers benefited as well from a large increase in demand for processors used in cryptocurrency.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor to the Index’s return for the reporting period. Consumer spending was the primary driver of the sector’s performance, bolstered by higher wages, low unemployment, and increased household wealth from stock market gains. The retail industry performed well, as strong holiday sales and cost-cutting measures boosted earnings amid the ongoing migration to online shopping and excess capacity in retail space.

The industrials and healthcare sectors, both bolstered by economic improvement, were meaningful contributors to the Index’s performance for the reporting period. The industrials sector, driven by the capital goods industry, gained amid increased industrial production and manufacturing, innovations in manufacturing technology, and post-hurricane rebuilding activity. Ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare, bolstering the sector’s return.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	41.98%
Consumer Discretionary	18.02
Health Care	12.56
Industrials	11.31
Consumer Staples	7.27
Materials	2.82
Financials	2.30
Real Estate	2.22
Telecommunication Services	1.16
Energy	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Apple Inc.	8.73%
Microsoft Corp.	7.01
Amazon.com Inc.	4.53
Facebook Inc. Class A	3.87
Alphabet Inc. Class C NVS	3.19
Alphabet Inc. Class A	3.16
Visa Inc. Class A	2.23
Home Depot Inc. (The)	2.16
UnitedHealth Group Inc.	2.12
Boeing Co. (The)	1.89

TOTAL	38.89%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.93%	6.97%	7.16%	6.93%	6.97%	7.16%
5 Years	10.42%	10.43%	10.66%	64.12%	64.22%	65.95%
Since Inception	11.05%	11.05%	11.29%	144.24%	144.32%	148.91%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.10	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 6.93%, net of fees, while the total return for the Index was 7.16%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. The diversified financials industry was a strong contributor to the sector’s gains for the reporting period. Anticipation of continued growth in assets under management favored the industry, driven by the rising wealth of high net-worth individuals and an increasing number of retirees.

The information technology sector was a solid contributor to the Index’s return for the reporting period, reflecting strong sales of hardware, cloud-based services, and software, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Semiconductor and semiconductor equipment companies propelled the sector’s gains, driven by chip-based solutions for data centers, rising demand for smart devices, and a large increase in demand for processors used in cryptocurrency.

The healthcare sector was a notable contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation helped increase healthcare demand and spending. The healthcare equipment and services industry, the sector’s primary contributor, benefited from a two-year delay in the medical device excise tax.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	29.95%
Health Care	17.06
Energy	11.95
Information Technology	10.45
Consumer Staples	10.04
Industrials	6.39
Consumer Discretionary	4.38
Telecommunication Services	3.98
Utilities	3.80
Materials	1.68
Real Estate	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	4.67%
JPMorgan Chase & Co.	4.62
Exxon Mobil Corp.	3.85
Johnson & Johnson	3.56
Bank of America Corp.	3.49
Intel Corp.	2.99
Wells Fargo & Co.	2.83
AT&T Inc.	2.67
Chevron Corp.	2.63
Cisco Systems Inc.	2.59

TOTAL	33.90%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.83%	13.85%	13.98%	13.83%	13.85%	13.98%
5 Years	13.03%	13.05%	13.17%	84.48%	84.66%	85.63%
10 Years	9.49%	9.50%	9.61%	147.49%	147.74%	150.22%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.80	$0.77	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 ETF

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.83%, net of fees, while the total return for the Index was 13.98%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Within the sector, the software and services industry was the primary driver of gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers, and rising demand for smart devices and processors used in cryptocurrency.

The financials and consumer discretionary sectors, helped by an improving economic environment, were solid contributors to the Index’s return for the reporting period. The financials sector benefited from anticipated benefits of deregulation and tax reform. The diversified financials industry was a key contributor, advancing on expected growth in assets under management due to the rising wealth of high net-worth individuals and an increasing number of retirees. Strong consumer confidence and higher spending helped the consumer discretionary sector, bolstered by rising wages and low unemployment. The retail industry performed well, as strong holiday sales and cost cutting measures boosted earnings.

The healthcare and industrials sectors were also leading contributors to the Index’s return. Ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare, while spending for healthcare rose due to increased Medicare enrollments and higher personal incomes. The industrials sector gained amid increased industrial production and manufacturing. Advances in the sector were driven by the capital goods industry, which benefited from innovations in manufacturing technology and post-hurricane rebuilding activity.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	24.47%
Financials	14.89
Health Care	13.06
Consumer Discretionary	12.89
Industrials	10.53
Consumer Staples	7.20
Energy	5.61
Real Estate	3.45
Materials	3.21
Utilities	2.84
Telecommunication Services	1.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Apple Inc.	3.41%
Microsoft Corp.	2.74
Amazon.com Inc.	2.33
Berkshire Hathaway Inc. Class B	1.53
JPMorgan Chase & Co.	1.52
Facebook Inc. Class A	1.51
Johnson & Johnson	1.38
Exxon Mobil Corp.	1.27
Alphabet Inc. Class C NVS	1.25
Alphabet Inc. Class A	1.23

TOTAL	18.17%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.02%	21.10%	21.25%	21.02%	21.10%	21.25%
5 Years	15.32%	15.34%	15.53%	103.93%	104.17%	105.83%
10 Years	11.14%	11.15%	11.34%	187.64%	187.83%	192.77%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.80	$0.99	$1,000.00	$1,024.00	$0.96	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 21.02%, net of fees, while the total return for the Index was 21.25%.

Every single sector contributed to the Index’s performance for the reporting period. The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Within the sector, the software and services industry drove gains, as the continued migration toward commercial cloud computing boosted profits and sales. The technology hardware and equipment industry was another solid contributor, as new smartphone models increased investors’ outlook for growth despite declining holiday sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices. Semiconductor manufacturers also benefited from a large increase in demand for processors used in cryptocurrency.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector posted a solid contribution for the reporting period. Consumer spending was the primary driver of the sector’s performance, bolstered by higher wages and low unemployment. The retail industry performed well, as strong holiday sales and cost cutting measures boosted earnings amid the ongoing migration to online shopping and excess capacity in retail space.

The industrials and healthcare sectors, both benefiting from improved economic conditions, were also leading contributors to the Index’s return. The industrials sector gained amid increased industrial production and manufacturing. The capital goods industry drove the sector’s performance, benefiting from innovations in manufacturing technology and post-hurricane rebuilding activity. Ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare, while spending for healthcare rose, due to increased Medicare enrollments and higher personal incomes.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	38.68%
Consumer Discretionary	18.62
Industrials	12.70
Health Care	12.51
Consumer Staples	6.37
Financials	3.49
Materials	3.48
Real Estate	2.40
Telecommunication Services	0.91
Energy	0.83
Utilities	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Apple Inc.	6.60%
Microsoft Corp.	5.30
Amazon.com Inc.	4.51
Facebook Inc. Class A	2.93
Alphabet Inc. Class C NVS	2.41
Alphabet Inc. Class A	2.39
Visa Inc. Class A	1.68
Home Depot Inc. (The)	1.63
UnitedHealth Group Inc.	1.59
Boeing Co. (The)	1.41

TOTAL	30.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.78%	6.78%	6.95%	6.78%	6.78%	6.95%
5 Years	10.57%	10.59%	10.78%	65.29%	65.41%	66.86%
10 Years	7.61%	7.61%	7.78%	108.14%	108.24%	111.44%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.70	$0.96	$1,000.00	$1,024.00	$0.96	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 6.78%, net of fees, while the total return for the Index was 6.95%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. The diversified financials industry was another solid contributor to the Index’s return. Anticipation of continued growth in assets under management favored the industry, driven by the rising wealth of high net-worth individuals and an increasing number of retirees.

The information technology sector also benefited performance, reflecting strong sales of cloud-based services and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Semiconductor and semiconductor equipment companies propelled sector gains, driven by chip-based solutions for data centers and rising demand for smart devices.

The healthcare sector was another notable contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand and spending for healthcare, which continued to rise due to increased Medicare enrollments and higher personal incomes.

In contrast, the consumer staples sector detracted marginally from the Index’s return during the reporting period as consumer goods companies came under pressure from low-cost competitors. The telecommunication services and real estate sectors were also slight detractors from performance.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Financials	27.10%
Health Care	13.63
Energy	10.72
Information Technology	9.26
Industrials	8.24
Consumer Staples	8.08
Consumer Discretionary	6.75
Utilities	5.85
Real Estate	4.58
Materials	2.92
Telecommunication Services	2.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Berkshire Hathaway Inc. Class B	3.18%
JPMorgan Chase & Co.	3.14
Exxon Mobil Corp.	2.62
Johnson & Johnson	2.42
Bank of America Corp.	2.37
Intel Corp.	2.03
Wells Fargo & Co.	1.92
AT&T Inc.	1.82
Chevron Corp.	1.79
Cisco Systems Inc.	1.76

TOTAL	23.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.80%	11.84%	11.79%	11.80%	11.84%	11.79%
5 Years	11.52%	11.52%	11.47%	72.45%	72.49%	72.09%
10 Years	9.88%	9.87%	9.84%	156.53%	156.40%	155.65%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.50	$0.96	$1,000.00	$1,024.00	$0.96	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 ETF

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 11.80%, net of fees, while the total return for the Index was 11.79%.

The healthcare sector was the largest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends helped increase demand for healthcare. Healthcare spending continued to rise, due to increased Medicare enrollments and higher personal incomes. Pharmaceuticals, biotechnology, and life sciences companies drove the sector’s return despite ongoing concerns that the U.S. government could scrutinize drug prices. The industry benefited from changes in the U.S. Food and Drug Administration’s drug approval process and innovation in treatments. A two-year delay in the medical device excise tax benefited the healthcare equipment and services industry, another key contributor to the sector’s gains.

The information technology sector also contributed to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry was the sector’s primary driver of gains, as the continued migration toward commercial cloud computing boosted profits and sales.

The industrials sector was also a leading contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. Capital goods companies supported the sector’s performance, benefiting from improved economic conditions, manufacturing innovations, and post-hurricane rebuilding activity.

The financials and consumer discretionary sectors, both beneficiaries of improving economic conditions, contributed notably to the Index’s return for the reporting period. The financials sector gained on anticipated benefits of deregulation and corporate tax reform. Strong consumer confidence and rising spending helped the consumer discretionary sector, which was bolstered by higher wages and low unemployment.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	17.94%
Information Technology	17.53
Health Care	16.62
Industrials	15.26
Consumer Discretionary	12.13
Real Estate	6.33
Materials	4.31
Energy	3.66
Utilities	3.28
Consumer Staples	2.34
Telecommunication Services	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Nektar Therapeutics	0.76%
GrubHub Inc.	0.42
Bluebird Bio Inc.	0.40
Sage Therapeutics Inc.	0.32
MKS Instruments Inc.	0.30
Curtiss-Wright Corp.	0.28
Knight-Swift Transportation Holdings Inc.	0.28
Aspen Technology Inc.	0.28
EPAM Systems Inc.	0.27
Encompass Health Corp.	0.27

TOTAL	3.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.68%	18.71%	18.63%	18.68%	18.71%	18.63%
5 Years	13.03%	13.04%	12.90%	84.47%	84.53%	83.40%
10 Years	11.05%	11.04%	10.95%	185.25%	184.88%	182.70%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.90	$1.24	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 18.68%, net of fees, while the total return for the Index was 18.63%.

The healthcare sector was the largest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. The pharmaceuticals, biotechnology, and life sciences industry was the largest source of strength in the sector despite ongoing concerns that the U.S. government could scrutinize drug prices. The industry benefited from changes in the U.S. Food and Drug Administration’s drug approval process, and innovation in treatments. The healthcare equipment and services industry was also a key component of the sector’s gains, helped by a two-year delay of the medical device excise tax.

The information technology sector was a strong contributor to the Index’s return for the reporting period, reflecting strong sales of software and cloud-based services, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. Within the sector, the software and services industry was the primary driver of gains, as the continued migration toward commercial cloud computing boosted profits and sales.

The industrials sector was also a leading contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal driver of the sector’s performance, benefiting from improved economic conditions, manufacturing innovations, and post-hurricane rebuilding activity.

Amid strong economic growth, the consumer discretionary sector was a notable contributor to the Index’s return for the reporting period. Strong consumer confidence and rising spending drove the sector, bolstered by higher wages and low unemployment.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Health Care	25.26%
Information Technology	25.16
Industrials	17.84
Consumer Discretionary	13.13
Financials	6.08
Materials	4.34
Real Estate	3.19
Consumer Staples	2.45
Energy	1.20
Telecommunication Services	0.73
Utilities	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Nektar Therapeutics	1.44%
GrubHub Inc.	0.78
Sage Therapeutics Inc.	0.61
MKS Instruments Inc.	0.56
Knight-Swift Transportation Holdings Inc.	0.52
Aspen Technology Inc.	0.52
EPAM Systems Inc.	0.51
Encompass Health Corp.	0.51
Catalent Inc.	0.49
Nutanix Inc. Class A	0.48

TOTAL	6.42%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.06%	5.06%	5.13%	5.06%	5.06%	5.13%
5 Years	9.86%	9.86%	9.96%	60.05%	60.01%	60.73%
10 Years	8.53%	8.53%	8.61%	126.71%	126.66%	128.49%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.20	$1.19	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 5.06%, net of fees, while the total return for the Index was 5.13%.

The financials sector was the largest contributor to the Index’s return for the reporting period. The sector benefited from a steadily improving economic environment and anticipated benefits of deregulation and corporate tax reform. The banking industry was the primary source of strength within the sector. Banks benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. The diversified financials industry was a modest contributor to the Index’s return for the reporting period. Anticipation of continued growth in assets under management favored the industry, driven by the rising wealth of high net-worth individuals and an increasing number of retirees.

The industrials sector contributed to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal driver of the sector’s performance, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The healthcare and consumer discretionary sectors, both beneficiaries of an improving economy, were notable contributors to the Index’s return for the reporting period. Ongoing demographic trends related to the aging baby-boomer generation raised demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. Despite political uncertainty surrounding drug prices, the biotechnology industry benefited from innovation in treatments and changes in the U.S. Food and Drug Administration’s approval process. Strong consumer confidence and rising spending helped the consumer discretionary sector, bolstered by higher wages and low unemployment.

In contrast, the energy sector weighed on the Index’s return for the reporting period, as excess capacity kept investment levels low in the energy equipment and services industry. The real estate sector also detracted marginally from performance.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	31.42%
Industrials	12.36
Consumer Discretionary	10.94
Real Estate	9.91
Information Technology	8.86
Health Care	6.84
Energy	6.45
Utilities	6.28
Materials	4.27
Consumer Staples	2.22
Telecommunication Services	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Bluebird Bio Inc.	0.52%
MGIC Investment Corp.	0.49
Sterling Bancorp./DE	0.49
Wintrust Financial Corp.	0.49
Umpqua Holdings Corp.	0.48
IDACORP Inc.	0.45
Hancock Holding Co.	0.45
LivaNova PLC	0.44
WGL Holdings Inc.	0.44
Radian Group Inc.	0.42

TOTAL	4.67%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.97%
Boeing Co. (The)	4,216	$1,382,343
General Dynamics Corp.	1,928	425,895
Lockheed Martin Corp.	1,867	630,915
Northrop Grumman Corp.	1,218	425,228
Raytheon Co.	2,210	476,962
United Technologies Corp.	5,647	710,506

		4,051,849
AIR FREIGHT & LOGISTICS — 0.73%
FedEx Corp.	1,872	449,486
United Parcel Service Inc. Class B	5,235	547,895

		997,381
AIRLINES — 0.37%
Delta Air Lines Inc.	4,954	271,529
Southwest Airlines Co.	4,163	238,456

		509,985
AUTOMOBILES — 0.70%
Ford Motor Co.	29,363	325,342
General Motors Co.	9,963	362,055
Tesla Inc.[a,b]	1,006	267,727

		955,124
BANKS — 7.01%
Bank of America Corp.	72,426	2,172,056
BB&T Corp.	5,951	309,690
Citigroup Inc.	19,473	1,314,427
JPMorgan Chase & Co.	26,159	2,876,705
PNC Financial Services Group Inc. (The)[c]	3,595	543,708
U.S. Bancorp.	11,772	594,486
Wells Fargo & Co.	33,521	1,756,836

		9,567,908
BEVERAGES — 2.13%
Coca-Cola Co. (The)	29,098	1,263,726
Constellation Brands Inc. Class A	1,230	280,342
Monster Beverage Corp.[a]	3,123	178,667
PepsiCo Inc.	10,820	1,181,003

		2,903,738
BIOTECHNOLOGY — 3.27%
AbbVie Inc.	12,061	1,141,574
Alexion Pharmaceuticals Inc.[a]	1,613	179,785
Amgen Inc.	5,459	930,650
Biogen Inc.[a]	1,603	438,933

Security	Shares	Value
Celgene Corp.[a]	5,636	$502,787
Gilead Sciences Inc.	9,848	742,441
Regeneron Pharmaceuticals Inc.[a]	599	206,272
Vertex Pharmaceuticals Inc.[a]	1,914	311,944

		4,454,386
BUILDING PRODUCTS — 0.18%
Johnson Controls International PLC	7,015	247,209

		247,209
CAPITAL MARKETS — 2.95%
Bank of New York Mellon Corp. (The)	7,448	383,796
BlackRock Inc.[c]	938	508,133
Charles Schwab Corp. (The)	8,979	468,883
CME Group Inc.	2,574	416,319
Franklin Resources Inc.	2,437	84,515
Goldman Sachs Group Inc. (The)	2,664	670,955
Intercontinental Exchange Inc.	4,367	316,695
Morgan Stanley	9,647	520,552
S&P Global Inc.	1,927	368,173
State Street Corp.	2,804	279,643

		4,017,664
CHEMICALS — 2.25%
Air Products & Chemicals Inc.	1,626	258,583
DowDuPont Inc.	17,670	1,125,755
Ecolab Inc.	1,953	267,698
LyondellBasell Industries NV Class A	2,466	260,607
Monsanto Co.	3,310	386,244
PPG Industries Inc.	1,925	214,830
Praxair Inc.	2,157	311,255
Sherwin-Williams Co. (The)	617	241,938

		3,066,910
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	3,281	275,998

		275,998
COMMUNICATIONS EQUIPMENT — 1.18%
Cisco Systems Inc.	37,539	1,610,048

		1,610,048
CONSUMER FINANCE — 0.63%
American Express Co.	5,443	507,723
Capital One Financial Corp.	3,643	349,072

		856,795
DIVERSIFIED FINANCIAL SERVICES — 2.13%
Berkshire Hathaway Inc. Class Ba	14,569	2,906,224

		2,906,224

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2018

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
AT&T Inc.	46,596	$1,661,148
Verizon Communications Inc.	31,209	1,492,414

		3,153,562
ELECTRIC UTILITIES — 1.49%
American Electric Power Co. Inc.	3,722	255,292
Duke Energy Corp.	5,296	410,281
Exelon Corp.	7,238	282,355
NextEra Energy Inc.	3,540	578,188
PG&E Corp.	3,840	168,691
Southern Co. (The)	7,515	335,620

		2,030,427
ELECTRICAL EQUIPMENT — 0.44%
Eaton Corp. PLC	3,336	266,580
Emerson Electric Co.	4,806	328,250

		594,830
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.13%
Corning Inc.	6,460	180,105

		180,105
ENERGY EQUIPMENT & SERVICES — 0.73%
Halliburton Co.	6,567	308,255
Schlumberger Ltd.	10,526	681,874

		990,129
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.32%
American Tower Corp.	3,206	465,960
Crown Castle International Corp.	3,051	334,420
Equinix Inc.	586	245,030
Equity Residential	2,681	165,203
Public Storage	1,116	223,635
Simon Property Group Inc.	2,345	361,951

		1,796,199
FOOD & STAPLES RETAILING — 2.11%
Costco Wholesale Corp.	3,306	622,949
CVS Health Corp.	7,727	480,697
Kroger Co. (The)	6,672	159,728
Sysco Corp.	3,647	218,674
Walgreens Boots Alliance Inc.	6,473	423,787
Walmart Inc.	10,872	967,282

		2,873,117
FOOD PRODUCTS — 0.81%
Archer-Daniels-Midland Co.	4,152	180,072
General Mills Inc.	4,326	194,930

Security	Shares	Value
Kraft Heinz Co. (The)	4,530	$282,174
Mondelez International Inc. Class A	10,854	452,937

		1,110,113
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
Abbott Laboratories	12,804	767,216
Baxter International Inc.	3,755	244,225
Becton Dickinson and Co.	1,992	431,666
Boston Scientific Corp.[a]	10,374	283,418
Danaher Corp.	4,631	453,421
Intuitive Surgical Inc.[a]	835	344,713
Medtronic PLC	10,270	823,859
Stryker Corp.	2,582	415,496

		3,764,014
HEALTH CARE PROVIDERS & SERVICES — 2.70%
Aetna Inc.	2,405	406,445
Anthem Inc.	1,942	426,657
Cigna Corp.	1,783	299,080
Express Scripts Holding Co.[a]	4,275	295,317
HCA Healthcare Inc.	2,127	206,319
Humana Inc.	1,043	280,390
McKesson Corp.	1,565	220,462
UnitedHealth Group Inc.	7,262	1,554,068

		3,688,738
HOTELS, RESTAURANTS & LEISURE — 1.81%
Carnival Corp.	3,075	201,659
Las Vegas Sands Corp.	2,720	195,568
Marriott International Inc./MD Class A	2,298	312,482
McDonald’s Corp.	6,046	945,473
Starbucks Corp.	10,354	599,393
Yum! Brands Inc.	2,547	216,826

		2,471,401
HOUSEHOLD PRODUCTS — 1.67%
Colgate-Palmolive Co.	6,539	468,715
Kimberly-Clark Corp.	2,658	292,726
Procter & Gamble Co. (The)	19,112	1,515,199

		2,276,640
INDUSTRIAL CONGLOMERATES — 1.96%
3M Co.	4,390	963,693
General Electric Co.	65,831	887,402
Honeywell International Inc.	5,689	822,117

		2,673,212
INSURANCE — 2.13%
Aflac Inc.	5,786	253,195
Allstate Corp. (The)	2,692	255,202

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2018

Security	Shares	Value
American International Group Inc.	6,840	$372,233
Aon PLC	1,875	263,119
Brighthouse Financial Inc.[a]	625	32,125
Chubb Ltd.	3,514	480,610
Marsh & McLennan Companies Inc.	3,843	317,393
MetLife Inc.	6,871	315,310
Prudential Financial Inc.	3,207	332,085
Travelers Companies Inc. (The)	2,058	285,774

		2,907,046
INTERNET & DIRECT MARKETING RETAIL — 4.47%
Amazon.com Inc.[a]	3,047	4,410,045
Booking Holdings Inc.[a]	372	773,905
Netflix Inc.[a]	3,106	917,357

		6,101,307
INTERNET SOFTWARE & SERVICES — 5.76%
Alphabet Inc. Class Aa	2,255	2,338,751
Alphabet Inc. Class C NVS[a]	2,289	2,361,767
eBay Inc.[a]	7,188	289,245
Facebook Inc. Class Aa	17,909	2,861,679

		7,851,442
IT SERVICES — 4.38%
Accenture PLC Class A	4,696	720,836
Automatic Data Processing Inc.	3,396	385,378
Cognizant Technology Solutions Corp. Class A	4,412	355,166
International Business Machines Corp.	6,413	983,947
Mastercard Inc. Class A	7,020	1,229,623
PayPal Holdings Inc.[a]	8,573	650,433
Visa Inc. Class A	13,780	1,648,364

		5,973,747
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Thermo Fisher Scientific Inc.	3,025	624,542

		624,542
MACHINERY — 1.01%
Caterpillar Inc.	4,298	633,439
Deere & Co.	2,438	378,670
Illinois Tool Works Inc.	2,315	362,668

		1,374,777
MEDIA — 2.87%
CBS Corp. Class B NVS	2,496	128,269
Charter Communications Inc. Class Aa	1,340	417,035
Comcast Corp. Class A	35,148	1,201,007
DISH Network Corp. Class Aa	1,659	62,859
Time Warner Inc.	5,882	556,320

Security	Shares	Value
Twenty-First Century Fox Inc. Class A NVS	7,904	$289,998
Twenty-First Century Fox Inc. Class B	3,291	119,694
Walt Disney Co. (The)	11,390	1,144,012

		3,919,194
MULTI-UTILITIES — 0.24%
Dominion Energy Inc.	4,870	328,384

		328,384
MULTILINE RETAIL — 0.21%
Target Corp.	4,134	287,024

		287,024
OIL, GAS & CONSUMABLE FUELS — 4.91%
Anadarko Petroleum Corp.	4,133	249,675
Chevron Corp.	14,316	1,632,597
ConocoPhillips	8,901	527,740
EOG Resources Inc.	4,359	458,872
Exxon Mobil Corp.	32,109	2,395,652
Kinder Morgan Inc./DE	14,442	217,497
Occidental Petroleum Corp.	5,768	374,689
Phillips 66	3,219	308,766
Pioneer Natural Resources Co.	1,282	220,222
Valero Energy Corp.	3,303	306,419

		6,692,129
PERSONAL PRODUCTS — 0.18%
Estee Lauder Companies Inc. (The) Class A	1,652	247,337

		247,337
PHARMACEUTICALS — 5.22%
Allergan PLC	2,536	426,783
Bristol-Myers Squibb Co.	12,474	788,981
Eli Lilly & Co.	7,397	572,306
Johnson & Johnson	20,424	2,617,336
Merck & Co. Inc.	20,735	1,129,435
Pfizer Inc.	44,798	1,589,881

		7,124,722
ROAD & RAIL — 1.06%
CSX Corp.	6,440	358,772
Norfolk Southern Corp.	2,153	292,334
Union Pacific Corp.	5,962	801,472

		1,452,578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.55%
Applied Materials Inc.	7,954	442,322
Broadcom Ltd.	3,060	721,089

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2018

Security	Shares	Value
Intel Corp.	35,701	$1,859,308
Micron Technology Inc.[a]	8,271	431,250
NVIDIA Corp.	4,389	1,016,448
NXP Semiconductors NVa	2,887	337,779
QUALCOMM Inc.	11,191	620,093
Texas Instruments Inc.	7,476	776,682

		6,204,971
SOFTWARE — 6.33%
Activision Blizzard Inc.	5,614	378,720
Adobe Systems Inc.[a]	3,739	807,923
Electronic Arts Inc.[a]	2,275	275,821
Intuit Inc.	1,834	317,924
Microsoft Corp.	56,807	5,184,775
Oracle Corp.	22,084	1,010,343
salesforce.com Inc.[a]	5,193	603,946
VMware Inc. Class Aa	512	62,090

		8,641,542
SPECIALTY RETAIL — 1.86%
Home Depot Inc. (The)	8,933	1,592,218
Lowe’s Companies Inc.	6,294	552,299
TJX Companies Inc. (The)	4,827	393,690

		2,538,207
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.08%
Apple Inc.	38,455	6,451,980
Hewlett Packard Enterprise Co.	11,892	208,586
HP Inc.	12,501	274,022

		6,934,588
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
NIKE Inc. Class B	9,841	653,836

		653,836
TOBACCO — 1.52%
Altria Group Inc.	14,458	901,022
Philip Morris International Inc.	11,754	1,168,348

		2,069,370
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	4,719	23,029
T-Mobile U.S. Inc.[a]	2,297	140,209

		163,238

TOTAL COMMON STOCKS
(Cost: $119,893,463)		136,113,687

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	276,598	$276,598
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	218,052	218,052

		494,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $494,654)		494,650

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $120,388,117)		136,608,337
Other Assets, Less Liabilities — (0.14)%		(196,996)

NET ASSETS — 100.00%		$136,411,341

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	536,510	—		(259,912)[b]	276,598	$276,598	$2,630	[c]	$(219)	$(36)
BlackRock Cash Funds: Treasury, SL Agency Shares	84,882	133,170	[b]	—	218,052	218,052	1,727		—	—
BlackRock Inc.	786	359		(207)	938	508,133	9,168		28,001	104,064
PNC Financial Services Group Inc. (The)	3,142	1,382		(929)	3,595	543,708	9,439		41,913	60,587

						$1,546,491	$22,964		$69,695	$164,615

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	2	Jun 2018	$264	$(14,594)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$136,113,687	$—	$—	$136,113,687
Money market funds	494,650	—	—	494,650

Total	$136,608,337	$—	$—	$136,608,337

Derivative financial instruments[a]
Liabilities
Futures contracts	$(14,594)	$—	$—	$(14,594)

Total	$(14,594)	$—	$—	$(14,594)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.74%
Boeing Co. (The)	56,201	$18,427,184
General Dynamics Corp.	11,189	2,471,650
Lockheed Martin Corp.	22,254	7,520,294
Northrop Grumman Corp.	16,539	5,774,096
Raytheon Co.	11,338	2,446,967

		36,640,191
AIR FREIGHT & LOGISTICS — 1.37%
FedEx Corp.	25,266	6,066,619
United Parcel Service Inc. Class B	70,272	7,354,668

		13,421,287
AIRLINES — 0.33%
Southwest Airlines Co.	57,204	3,276,645

		3,276,645
AUTOMOBILES — 0.37%
Tesla Inc.[a,b]	13,660	3,635,336

		3,635,336
BEVERAGES — 3.34%
Coca-Cola Co. (The)	290,978	12,637,174
Constellation Brands Inc. Class A	16,771	3,822,446
Monster Beverage Corp.[a]	43,218	2,472,502
PepsiCo Inc.	125,692	13,719,282

		32,651,404
BIOTECHNOLOGY — 4.84%
AbbVie Inc.	160,722	15,212,337
Alexion Pharmaceuticals Inc.[a]	18,615	2,074,828
Amgen Inc.	20,773	3,541,381
Biogen Inc.[a]	20,430	5,594,142
Celgene Corp.[a]	76,060	6,785,312
Gilead Sciences Inc.	94,830	7,149,234
Regeneron Pharmaceuticals Inc.[a]	8,263	2,845,447
Vertex Pharmaceuticals Inc.[a]	25,869	4,216,130

		47,418,811
CAPITAL MARKETS — 1.26%
Charles Schwab Corp. (The)	96,580	5,043,408
Intercontinental Exchange Inc.	29,399	2,132,015
S&P Global Inc.	25,399	4,852,733
State Street Corp.	3,059	305,074

		12,333,230
CHEMICALS — 2.82%
DowDuPont Inc.	113,500	7,231,085
Ecolab Inc.	26,533	3,636,878

Security	Shares	Value
LyondellBasell Industries NV Class A	15,236	$1,610,140
Monsanto Co.	44,984	5,249,183
PPG Industries Inc.	24,953	2,784,755
Praxair Inc.	25,893	3,736,360
Sherwin-Williams Co. (The)	8,513	3,338,118

		27,586,519
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	37,350	3,141,882

		3,141,882
CONSUMER FINANCE — 0.04%
Capital One Financial Corp.	4,149	397,557

		397,557
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
Verizon Communications Inc.	210,722	10,076,726

		10,076,726
ELECTRICAL EQUIPMENT — 0.07%
Emerson Electric Co.	10,696	730,537

		730,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.03%
Corning Inc.	9,159	255,353

		255,353
ENERGY EQUIPMENT & SERVICES — 0.29%
Halliburton Co.	61,021	2,864,326

		2,864,326
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.22%
American Tower Corp.	43,111	6,265,753
Crown Castle International Corp.	41,420	4,540,046
Equinix Inc.	8,054	3,367,700
Public Storage[b]	15,476	3,101,236
Simon Property Group Inc.	28,967	4,471,056

		21,745,791
FOOD & STAPLES RETAILING — 1.41%
Costco Wholesale Corp.	44,431	8,372,133
Kroger Co. (The)	52,891	1,266,211
Sysco Corp.	50,163	3,007,773
Walgreens Boots Alliance Inc.	17,970	1,176,496

		13,822,613
FOOD PRODUCTS — 0.20%
General Mills Inc.	42,684	1,923,341

		1,923,341

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Baxter International Inc.	6,423	$417,752
Becton Dickinson and Co.	26,914	5,832,264
Boston Scientific Corp.[a]	141,528	3,866,545
Intuitive Surgical Inc.[a]	11,407	4,709,152
Medtronic PLC	11,253	902,716
Stryker Corp.	34,781	5,596,958

		21,325,387
HEALTH CARE PROVIDERS & SERVICES — 3.15%
Aetna Inc.	10,931	1,847,339
Cigna Corp.	21,589	3,621,339
Express Scripts Holding Co.[a]	5,294	365,709
HCA Healthcare Inc.	3,068	297,596
Humana Inc.	13,367	3,593,451
McKesson Corp.	2,965	417,680
UnitedHealth Group Inc.	96,676	20,688,664

		30,831,778
HOTELS, RESTAURANTS & LEISURE — 3.13%
Las Vegas Sands Corp.	37,754	2,714,513
Marriott International Inc./MD Class A	31,293	4,255,222
McDonald’s Corp.	80,793	12,634,409
Starbucks Corp.	139,260	8,061,761
Yum! Brands Inc.	35,265	3,002,110

		30,668,015
HOUSEHOLD PRODUCTS — 0.58%
Colgate-Palmolive Co.	15,184	1,088,389
Kimberly-Clark Corp.	31,298	3,446,849
Procter & Gamble Co. (The)	14,415	1,142,821

		5,678,059
INDUSTRIAL CONGLOMERATES — 2.18%
3M Co.	58,659	12,876,824
General Electric Co.	159,170	2,145,612
Honeywell International Inc.	43,891	6,342,688

		21,365,124
INSURANCE — 1.00%
Allstate Corp. (The)	11,256	1,067,069
American International Group Inc.	12,888	701,365
Aon PLC	25,747	3,613,076
Marsh & McLennan Companies Inc.	52,805	4,361,165

		9,742,675
INTERNET & DIRECT MARKETING RETAIL — 6.83%
Amazon.com Inc.[a]	30,599	44,287,157
Booking Holdings Inc.[a]	4,980	10,360,342
Netflix Inc.[a]	41,508	12,259,388

		66,906,887

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 10.21%
Alphabet Inc. Class Aa	29,790	$30,896,400
Alphabet Inc. Class C NVS[a]	30,261	31,222,997
Facebook Inc. Class Aa	236,678	37,818,778

		99,938,175
IT SERVICES — 7.73%
Accenture PLC Class A	62,910	9,656,685
Automatic Data Processing Inc.	45,860	5,204,193
Cognizant Technology Solutions Corp. Class A	60,131	4,840,545
International Business Machines Corp.	59,129	9,072,162
Mastercard Inc. Class A	93,622	16,398,830
PayPal Holdings Inc.[a]	114,828	8,712,000
Visa Inc. Class A	182,090	21,781,606

		75,666,021
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Thermo Fisher Scientific Inc.	18,608	3,841,808

		3,841,808
MACHINERY — 1.81%
Caterpillar Inc.	52,415	7,724,923
Deere & Co.	33,077	5,137,520
Illinois Tool Works Inc.	31,222	4,891,238

		17,753,681
MEDIA — 3.29%
CBS Corp. Class B NVS	35,521	1,825,424
Charter Communications Inc. Class Aa	12,234	3,807,465
Comcast Corp. Class A	433,811	14,823,322
DISH Network Corp. Class Aa	19,792	749,919
Twenty-First Century Fox Inc. Class A NVS	8,321	305,298
Twenty-First Century Fox Inc. Class B	5,579	202,908
Walt Disney Co. (The)	104,124	10,458,215

		32,172,551
OIL, GAS & CONSUMABLE FUELS — 0.07%
EOG Resources Inc.	6,524	686,781

		686,781
PERSONAL PRODUCTS — 0.35%
Estee Lauder Companies Inc. (The) Class A	22,696	3,398,045

		3,398,045
PHARMACEUTICALS — 1.97%
Bristol-Myers Squibb Co.	83,179	5,261,072
Eli Lilly & Co.	99,520	7,699,862

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2018

Security	Shares	Value
Johnson & Johnson	42,354	$5,427,665
Merck & Co. Inc.	17,167	935,087

		19,323,686
ROAD & RAIL — 1.45%
CSX Corp.	78,868	4,393,736
Union Pacific Corp.	72,585	9,757,602

		14,151,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.73%
Applied Materials Inc.	105,371	5,859,681
Broadcom Ltd.	40,972	9,655,052
Micron Technology Inc.[a]	84,597	4,410,887
NVIDIA Corp.	58,571	13,564,458
NXP Semiconductors NVa	20,422	2,389,374
Texas Instruments Inc.	100,028	10,391,909

		46,271,361
SOFTWARE — 10.50%
Activision Blizzard Inc.	75,779	5,112,051
Adobe Systems Inc.[a]	50,039	10,812,427
Electronic Arts Inc.[a]	31,009	3,759,531
Intuit Inc.	25,077	4,347,098
Microsoft Corp.	750,706	68,516,937
Oracle Corp.	25,840	1,182,180
salesforce.com Inc.[a]	69,672	8,102,854
VMware Inc. Class Aa,b	8,024	973,070

		102,806,148
SPECIALTY RETAIL — 3.47%
Home Depot Inc. (The)	118,676	21,152,810
Lowe’s Companies Inc.	84,993	7,458,136
TJX Companies Inc. (The)	65,290	5,325,052

		33,935,998
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.71%
Apple Inc.	508,220	85,269,152

		85,269,152
TEXTILES, APPAREL & LUXURY GOODS — 0.90%
NIKE Inc. Class B	132,532	8,805,426

		8,805,426
TOBACCO — 1.38%
Altria Group Inc.	193,307	12,046,892
Philip Morris International Inc.	15,032	1,494,181

		13,541,073

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	20,372	$1,243,507

		1,243,507

TOTAL COMMON STOCKS
(Cost: $756,843,672)		977,244,225

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	3,848,387	3,848,387
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	1,079,160	1,079,160

		4,927,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,927,926)		4,927,547

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $761,771,598)		982,171,772
Other Assets, Less Liabilities — (0.33)%		(3,190,873)

NET ASSETS — 100.00%		$978,980,899

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,507,226	341,161	[b]	—	3,848,387	$3,848,387	$42,688	[c]	$(3,247)	$(894)
BlackRock Cash Funds: Treasury, SL Agency Shares	623,847	455,313	[b]	—	1,079,160	1,079,160	14,355		—	—

						$4,927,547	$57,043		$(3,247)	$(894)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	13	Jun 2018	$1,718	$(92,197)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$977,244,225	$—	$—	$977,244,225
Money market funds	4,927,547	—	—	4,927,547

Total	$982,171,772	$—	$—	$982,171,772

Derivative financial instruments[a]
Liabilities
Futures contracts	$(92,197)	$—	$—	$(92,197)

Total	$(92,197)	$—	$—	$(92,197)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.13%
General Dynamics Corp.	5,220	$1,153,099
Lockheed Martin Corp.	847	286,227
Raytheon Co.	6,327	1,365,493
United Technologies Corp.	25,795	3,245,527

		6,050,346
AIRLINES — 0.44%
Delta Air Lines Inc.	22,615	1,239,528

		1,239,528
AUTOMOBILES — 1.10%
Ford Motor Co.	134,599	1,491,357
General Motors Co.	45,310	1,646,565

		3,137,922
BANKS — 15.35%
Bank of America Corp.	330,648	9,916,134
BB&T Corp.	27,217	1,416,373
Citigroup Inc.	88,904	6,001,020
JPMorgan Chase & Co.	119,417	13,132,287
PNC Financial Services Group Inc. (The)[a]	16,443	2,486,839
U.S. Bancorp.	53,871	2,720,486
Wells Fargo & Co.	153,030	8,020,302

		43,693,441
BEVERAGES — 0.76%
Coca-Cola Co. (The)	33,477	1,453,906
PepsiCo Inc.	6,402	698,778

		2,152,684
BIOTECHNOLOGY — 1.50%
Alexion Pharmaceuticals Inc.[b]	1,442	160,725
Amgen Inc.	17,741	3,024,486
Biogen Inc.[b]	438	119,933
Gilead Sciences Inc.	12,814	966,048

		4,271,192
BUILDING PRODUCTS — 0.39%
Johnson Controls International PLC	31,914	1,124,649

		1,124,649
CAPITAL MARKETS — 4.99%
Bank of New York Mellon Corp. (The)	33,954	1,749,650
BlackRock Inc.[a]	4,298	2,328,312
Charles Schwab Corp. (The)	8,431	440,267
CME Group Inc.	11,708	1,893,652
Franklin Resources Inc.	11,330	392,924

Security	Shares	Value
Goldman Sachs Group Inc. (The)	12,158	$3,062,114
Intercontinental Exchange Inc.	10,367	751,815
Morgan Stanley	44,101	2,379,690
State Street Corp.	12,099	1,206,633

		14,205,057
CHEMICALS — 1.68%
Air Products & Chemicals Inc.	7,386	1,174,596
DowDuPont Inc.	42,191	2,687,989
LyondellBasell Industries NV Class A	6,342	670,222
PPG Industries Inc.	585	65,286
Praxair Inc.	1,200	173,160

		4,771,253
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Waste Management Inc.	2,594	218,207

		218,207
COMMUNICATIONS EQUIPMENT — 2.58%
Cisco Systems Inc.	171,368	7,349,974

		7,349,974
CONSUMER FINANCE — 1.34%
American Express Co.	24,912	2,323,791
Capital One Financial Corp.	15,572	1,492,109

		3,815,900
DIVERSIFIED FINANCIAL SERVICES — 4.66%
Berkshire Hathaway Inc. Class Bb	66,514	13,268,213

		13,268,213
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.85%
AT&T Inc.	212,713	7,583,219
Verizon Communications Inc.	70,671	3,379,487

		10,962,706
ELECTRIC UTILITIES — 3.26%
American Electric Power Co. Inc.	17,022	1,167,539
Duke Energy Corp.	24,219	1,876,246
Exelon Corp.	33,159	1,293,532
NextEra Energy Inc.	16,167	2,640,556
PG&E Corp.	17,631	774,530
Southern Co. (The)	34,424	1,537,376

		9,289,779
ELECTRICAL EQUIPMENT — 0.88%
Eaton Corp. PLC	15,202	1,214,792
Emerson Electric Co.	18,761	1,281,376

		2,496,168

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2018

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.27%
Corning Inc.	27,793	$774,869

		774,869
ENERGY EQUIPMENT & SERVICES — 1.25%
Halliburton Co.	9,661	453,487
Schlumberger Ltd.	48,066	3,113,716

		3,567,203
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.32%
Equity Residential	12,276	756,447
Simon Property Group Inc.	1,012	156,202

		912,649
FOOD & STAPLES RETAILING — 2.99%
CVS Health Corp.	35,194	2,189,419
Kroger Co. (The)	13,888	332,479
Walgreens Boots Alliance Inc.	24,133	1,579,987
Walmart Inc.	49,640	4,416,471

		8,518,356
FOOD PRODUCTS — 1.56%
Archer-Daniels-Midland Co.	19,031	825,375
General Mills Inc.	5,623	253,372
Kraft Heinz Co. (The)	20,766	1,293,514
Mondelez International Inc. Class A	49,689	2,073,522

		4,445,783
HEALTH CARE EQUIPMENT & SUPPLIES — 3.54%
Abbott Laboratories	58,462	3,503,043
Baxter International Inc.	15,615	1,015,600
Danaher Corp.	21,179	2,073,636
Medtronic PLC	43,460	3,486,361

		10,078,640
HEALTH CARE PROVIDERS & SERVICES — 2.28%
Aetna Inc.	7,464	1,261,416
Anthem Inc.	8,883	1,951,595
Cigna Corp.	1,011	169,585
Express Scripts Holding Co.[b]	18,238	1,259,881
HCA Healthcare Inc.	9,049	877,753
Humana Inc.	276	74,197
McKesson Corp.	6,376	898,187

		6,492,614
HOTELS, RESTAURANTS & LEISURE — 0.32%
Carnival Corp.	14,064	922,317

		922,317

Security	Shares	Value
HOUSEHOLD PRODUCTS — 3.01%
Colgate-Palmolive Co.	25,052	$1,795,727
Kimberly-Clark Corp.	1,796	197,794
Procter & Gamble Co. (The)	82,806	6,564,860

		8,558,381
INDUSTRIAL CONGLOMERATES — 1.72%
General Electric Co.	248,238	3,346,248
Honeywell International Inc.	10,800	1,560,708

		4,906,956
INSURANCE — 3.54%
Aflac Inc.	26,334	1,152,376
Allstate Corp. (The)	8,846	838,601
American International Group Inc.	27,352	1,488,496
Brighthouse Financial Inc.[b]	2,840	145,976
Chubb Ltd.	16,073	2,198,304
MetLife Inc.	31,258	1,434,430
Prudential Financial Inc.	14,648	1,516,800
Travelers Companies Inc. (The)	9,370	1,301,118

		10,076,101
INTERNET SOFTWARE & SERVICES — 0.46%
eBay Inc.[b]	32,713	1,316,371

		1,316,371
IT SERVICES — 0.49%
International Business Machines Corp.	9,161	1,405,572

		1,405,572
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Thermo Fisher Scientific Inc.	7,567	1,562,283

		1,562,283
MACHINERY — 0.10%
Caterpillar Inc.	1,864	274,716

		274,716
MEDIA — 2.48%
Charter Communications Inc. Class Ab	1,988	618,705
Comcast Corp. Class A	12,009	410,348
DISH Network Corp. Class Ab	1,723	65,284
Time Warner Inc.	26,811	2,535,784
Twenty-First Century Fox Inc. Class A NVS	34,182	1,254,138
Twenty-First Century Fox Inc. Class B	14,322	520,891
Walt Disney Co. (The)	16,483	1,655,553

		7,060,703
MULTI-UTILITIES — 0.53%
Dominion Energy Inc.	22,167	1,494,721

		1,494,721

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2018

Security	Shares	Value
MULTILINE RETAIL — 0.46%
Target Corp.	18,810	$1,305,978

		1,305,978
OIL, GAS & CONSUMABLE FUELS — 10.66%
Anadarko Petroleum Corp.	18,907	1,142,172
Chevron Corp.	65,354	7,452,970
ConocoPhillips	40,727	2,414,704
EOG Resources Inc.	18,057	1,900,860
Exxon Mobil Corp.	146,594	10,937,378
Kinder Morgan Inc./DE	65,917	992,710
Occidental Petroleum Corp.	26,395	1,714,619
Phillips 66	14,655	1,405,708
Pioneer Natural Resources Co.	5,838	1,002,852
Valero Energy Corp.	15,106	1,401,384

		30,365,357
PHARMACEUTICALS — 9.14%
Allergan PLC	11,606	1,953,174
Bristol-Myers Squibb Co.	28,928	1,829,696
Johnson & Johnson	78,976	10,120,774
Merck & Co. Inc.	89,455	4,872,614
Pfizer Inc.	204,520	7,258,415

		26,034,673
ROAD & RAIL — 0.65%
CSX Corp.	2,965	165,180
Norfolk Southern Corp.	9,801	1,330,780
Union Pacific Corp.	2,546	342,259

		1,838,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.36%
Intel Corp.	162,975	8,487,738
Micron Technology Inc.[b]	9,171	478,176
NXP Semiconductors NVb	5,234	612,378
QUALCOMM Inc.	51,093	2,831,063

		12,409,355
SOFTWARE — 1.49%
Oracle Corp.	92,656	4,239,012

		4,239,012
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.77%
Hewlett Packard Enterprise Co.	54,114	949,160
HP Inc.	56,884	1,246,897

		2,196,057

Security	Shares	Value
TOBACCO — 1.70%
Philip Morris International Inc.	48,828	$4,853,503

		4,853,503
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[b,c]	21,497	104,905
T-Mobile U.S. Inc.[b]	4,020	245,381

		350,286

TOTAL COMMON STOCKS
(Cost: $257,017,870)		284,007,694

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[a,d,e]	112,847	112,847
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[a,d]	303,412	303,412

		416,259

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,270)		416,259

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $257,434,140)		284,423,953
Other Assets, Less Liabilities — 0.11%		299,956

NET ASSETS — 100.00%		$284,723,909

NVS  —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	209,703	—		(96,856)[b]	112,847	$112,847	$1,216	[c]	$134	$(18)
BlackRock Cash Funds: Treasury, SL Agency Shares	164,007	139,405	[b]	—	303,412	303,412	3,498		—	—
BlackRock Inc.	3,652	1,192		(546)	4,298	2,328,312	40,858		32,144	577,865
PNC Financial Services Group Inc. (The)	14,601	4,565		(2,723)	16,443	2,486,839	42,235		15,488	449,097

						$5,231,410	$87,807		$47,766	$1,026,944

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	4	Jun 2018	$529	$(29,188)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$284,007,694	$—	$—	$284,007,694
Money market funds	416,259	—	—	416,259

Total	$284,423,953	$—	$—	$284,423,953

Derivative financial instruments[a]
Liabilities
Futures contracts	$(29,188)	$—	$—	$(29,188)

Total	$(29,188)	$—	$—	$(29,188)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	430,146	$141,036,271	0.73%
Other securities[a]		389,224,218	2.01

		530,260,489	2.74
AIR FREIGHT & LOGISTICS
Other securities[a]		129,748,254	0.67

		129,748,254	0.67
AIRLINES
Other securities[a]		99,433,239	0.51

		99,433,239	0.51
AUTO COMPONENTS
Other securities[a]		55,456,530	0.29

		55,456,530	0.29
AUTOMOBILES
Other securities[a]		107,347,771	0.55

		107,347,771	0.55
BANKS
Bank of America Corp.	7,387,691	221,556,853	1.14
Citigroup Inc.	1,986,401	134,082,067	0.69
JPMorgan Chase & Co.	2,668,140	293,415,356	1.52
PNC Financial Services Group Inc. (The)[b]	367,371	55,561,190	0.29
Wells Fargo & Co.	3,419,151	179,197,704	0.93
Other securities[a]		343,810,214	1.77

		1,227,623,384	6.34
BEVERAGES
Coca-Cola Co. (The)	2,968,143	128,906,450	0.67
PepsiCo Inc.	1,103,482	120,445,060	0.62
Other securities[a]		85,218,749	0.44

		334,570,259	1.73
BIOTECHNOLOGY
AbbVie Inc.	1,230,233	116,441,553	0.60
Amgen Inc.	556,719	94,909,455	0.49
Other securities[a]		311,176,021	1.61

		522,527,029	2.70
BUILDING PRODUCTS
Other securities[a]		72,535,800	0.37

		72,535,800	0.37

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	96,172	$52,098,296	0.27%
Other securities[a]		556,853,055	2.88

		608,951,351	3.15
CHEMICALS
DowDuPont Inc.	1,802,439	114,833,389	0.59
Other securities[a]		305,288,555	1.58

		420,121,944	2.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		75,994,079	0.39

		75,994,079	0.39
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,828,881	164,220,706	0.85
Other securities[a]		61,270,157	0.31

		225,490,863	1.16
CONSTRUCTION & ENGINEERING
Other securities[a]		22,579,843	0.12

		22,579,843	0.12
CONSTRUCTION MATERIALS
Other securities[a]		25,537,781	0.13

		25,537,781	0.13
CONSUMER FINANCE
Other securities[a]		149,533,046	0.77

		149,533,046	0.77
CONTAINERS & PACKAGING
Other securities[a]		90,831,821	0.47

		90,831,821	0.47
DISTRIBUTORS
Other securities[a]		23,464,026	0.12

		23,464,026	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		20,468,892	0.11

		20,468,892	0.11
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,486,123	296,451,816	1.53
Other securities[a]		12,554,381	0.07

		309,006,197	1.60

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,752,671	$169,432,721	0.88%
Verizon Communications Inc.	3,183,488	152,234,396	0.79
Other securities[a]		16,956,306	0.08

		338,623,423	1.75
ELECTRIC UTILITIES
Other securities[a]		328,051,664	1.69

		328,051,664	1.69
ELECTRICAL EQUIPMENT
Other securities[a]		109,824,031	0.57

		109,824,031	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		111,590,524	0.58

		111,590,524	0.58
ENERGY EQUIPMENT & SERVICES
Other securities[a]		137,648,998	0.71

		137,648,998	0.71
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		641,831,745	3.32

		641,831,745	3.32
FOOD & STAPLES RETAILING
Walmart Inc.	1,109,108	98,677,339	0.51
Other securities[a]		206,244,566	1.07

		304,921,905	1.58
FOOD PRODUCTS
Other securities[a]		238,288,162	1.23

		238,288,162	1.23
GAS UTILITIES
Other securities[a]		16,214,252	0.08

		16,214,252	0.08
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	1,306,089	78,260,853	0.40
Medtronic PLC	1,047,506	84,030,931	0.43
Other securities[a]		372,813,860	1.93

		535,105,644	2.76
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	740,558	158,479,412	0.82
Other securities[a]		326,184,823	1.68

		484,664,235	2.50

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$23,431,045	0.12%

		23,431,045	0.12
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	616,515	96,410,616	0.50
Other securities[a]		297,357,295	1.53

		393,767,911	2.03
HOUSEHOLD DURABLES
Other securities[a]		83,776,919	0.43

		83,776,919	0.43
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,949,571	154,561,989	0.80
Other securities[a]		105,191,315	0.54

		259,753,304	1.34
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		16,641,596	0.09

		16,641,596	0.09
INDUSTRIAL CONGLOMERATES
3M Co.	447,908	98,324,764	0.51
General Electric Co.	6,714,786	90,515,315	0.47
Honeywell International Inc.	580,084	83,827,939	0.43
Other securities[a]		26,692,177	0.14

		299,360,195	1.55
INSURANCE
Other securities[a]		545,656,302	2.82

		545,656,302	2.82
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	310,873	449,938,928	2.32
Booking Holdings Inc.[c]	37,907	78,861,344	0.41
Netflix Inc.[c]	316,762	93,555,657	0.48
Other securities[a]		26,213,769	0.14

		648,569,698	3.35
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	229,936	238,475,823	1.23
Alphabet Inc. Class C NVS[c]	233,566	240,991,063	1.25
Facebook Inc. Class Ac	1,826,770	291,899,578	1.51
Other securities[a]		89,460,089	0.46

		860,826,553	4.45

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	653,965	$100,337,850	0.52%
Mastercard Inc. Class A	716,051	125,423,493	0.65
Visa Inc. Class A	1,405,451	168,120,049	0.87
Other securities[a]		468,951,305	2.42

		862,832,697	4.46
LEISURE PRODUCTS
Other securities[a]		20,148,411	0.10

		20,148,411	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		168,015,055	0.87

		168,015,055	0.87
MACHINERY
Other securities[a]		372,627,567	1.93

		372,627,567	1.93
MARINE
Other securities[a]		3,261,372	0.02

		3,261,372	0.02
MEDIA
Comcast Corp. Class A	3,585,066	122,501,705	0.63
Walt Disney Co. (The)	1,161,769	116,688,078	0.60
Other securities[a]		259,841,334	1.35

		499,031,117	2.58
METALS & MINING
Other securities[a]		81,877,974	0.42

		81,877,974	0.42
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		30,200,822	0.16

		30,200,822	0.16
MULTI-UTILITIES
Other securities[a]		170,697,940	0.88

		170,697,940	0.88
MULTILINE RETAIL
Other securities[a]		85,459,496	0.44

		85,459,496	0.44
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,460,200	166,521,208	0.86
Exxon Mobil Corp.	3,275,355	244,374,237	1.26
Other securities[a]		534,649,881	2.77

		945,545,326	4.89

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$2,125,256	0.01%

		2,125,256	0.01
PERSONAL PRODUCTS
Other securities[a]		41,775,711	0.22

		41,775,711	0.22
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,272,323	80,474,430	0.42
Johnson & Johnson	2,083,324	266,977,971	1.38
Merck & Co. Inc.	2,115,035	115,205,956	0.60
Pfizer Inc.	4,569,605	162,175,281	0.84
Other securities[a]		162,511,131	0.83

		787,344,769	4.07
PROFESSIONAL SERVICES
Other securities[a]		78,534,441	0.41

		78,534,441	0.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		23,490,340	0.12

		23,490,340	0.12
ROAD & RAIL
Union Pacific Corp.	608,243	81,766,106	0.42
Other securities[a]		100,673,422	0.52

		182,439,528	0.94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,641,363	189,642,185	0.98
NVIDIA Corp.	447,521	103,641,388	0.54
Texas Instruments Inc.	762,461	79,212,073	0.41
Other securities[a]		435,983,884	2.25

		808,479,530	4.18
SOFTWARE
Adobe Systems Inc.[c]	381,383	82,409,239	0.43
Microsoft Corp.	5,794,223	528,838,733	2.73
Oracle Corp.	2,252,699	103,060,979	0.53
Other securities[a]		392,569,566	2.03

		1,106,878,517	5.72
SPECIALTY RETAIL
Home Depot Inc. (The)	910,976	162,372,362	0.84
Other securities[a]		247,502,149	1.28

		409,874,511	2.12
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	3,922,634	658,139,532	3.40
Other securities[a]		90,997,442	0.47

		749,136,974	3.87

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$141,300,266	0.73%

		141,300,266	0.73
THRIFTS & MORTGAGE FINANCE
Other securities[a]		5,328,291	0.03

		5,328,291	0.03
TOBACCO
Altria Group Inc.	1,474,603	91,897,259	0.47
Philip Morris International Inc.	1,198,851	119,165,789	0.62

		211,063,048	1.09
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		54,937,954	0.28

		54,937,954	0.28
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		2,305,577	0.01

		2,305,577	0.01
WATER UTILITIES
Other securities[a]		16,039,677	0.08

		16,039,677	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		19,050,065	0.10

		19,050,065	0.10

TOTAL COMMON STOCKS
(Cost: $16,247,030,088)		19,309,832,936	99.77

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	298,985,695	$298,985,695	1.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	20,414,293	20,414,293	0.11

		319,399,988	1.65

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,405,597)		319,399,988	1.65

TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,566,435,685)		19,629,232,924	101.42
Other Assets, Less Liabilities		(275,348,740)	(1.42)

NET ASSETS		$19,353,884,184	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	277,541,915	21,443,780	[b]	—	298,985,695	$298,985,695	$1,706,764	[c]	$(64,366)	$(97,171)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,481,881	—		(7,067,588)[b]	20,414,293	20,414,293	369,504		—	—
BlackRock Inc.	96,214	20,409		(20,451)	96,172	52,098,296	1,011,132		4,078,258	11,530,608
PNC Financial Services Group Inc. (The)	384,785	80,597		(98,011)	367,371	55,561,190	1,069,120		4,818,016	7,191,803

						$427,059,474	$4,156,520		$8,831,908	$18,625,240

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	295	Jun 2018	$38,984	$(1,862,223)
S&P MidCap 400 E-Mini	18	Jun 2018	3,390	(99,187)

Total				$(1,961,410)

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$19,309,832,936	$—	$—	$19,309,832,936
Money market funds	319,399,988	—	—	319,399,988

Total	$19,629,232,924	$—	$—	$19,629,232,924

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,961,410)	$—	$—	$(1,961,410)

Total	$(1,961,410)	$—	$—	$(1,961,410)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,720,438	$564,097,211	1.41%
Lockheed Martin Corp.	687,051	232,175,144	0.58
Northrop Grumman Corp.	498,082	173,890,388	0.43
Other securities[a]		352,659,865	0.89

		1,322,822,608	3.31
AIR FREIGHT & LOGISTICS
FedEx Corp.	764,418	183,544,406	0.46
United Parcel Service Inc. Class B	2,130,745	223,003,772	0.56
Other securities[a]		92,057,010	0.23

		498,605,188	1.25
AIRLINES
Other securities[a]		147,196,786	0.37

		147,196,786	0.37
AUTO COMPONENTS
Other securities[a]		141,910,034	0.35

		141,910,034	0.35
AUTOMOBILES
Other securities[a]		142,957,770	0.36

		142,957,770	0.36
BANKS
Other securities[a]		103,364,305	0.26

		103,364,305	0.26
BEVERAGES
Coca-Cola Co. (The)	8,879,998	385,658,313	0.96
PepsiCo Inc.	3,839,786	419,112,642	1.05
Other securities[a]		297,405,576	0.75

		1,102,176,531	2.76
BIOTECHNOLOGY
AbbVie Inc.	4,920,564	465,731,383	1.17
Biogen Inc.[b]	615,548	168,549,353	0.42
Celgene Corp.[b]	2,305,239	205,650,371	0.51
Gilead Sciences Inc.	2,872,868	216,585,518	0.54
Other securities[a]		630,441,962	1.58

		1,686,958,587	4.22
BUILDING PRODUCTS
Other securities[a]		134,208,921	0.33

		134,208,921	0.33

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Other securities[a]		$812,804,671	2.03%

		812,804,671	2.03
CHEMICALS
DowDuPont Inc.	3,438,792	219,085,438	0.55
Other securities[a]		815,998,355	2.04

		1,035,083,793	2.59
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		215,147,465	0.54

		215,147,465	0.54
COMMUNICATIONS EQUIPMENT
Other securities[a]		136,748,606	0.34

		136,748,606	0.34
CONSTRUCTION & ENGINEERING
Other securities[a]		3,899,859	0.01

		3,899,859	0.01
CONSTRUCTION MATERIALS
Other securities[a]		94,541,333	0.24

		94,541,333	0.24
CONSUMER FINANCE
Other securities[a]		19,160,311	0.05

		19,160,311	0.05
CONTAINERS & PACKAGING
Other securities[a]		223,195,038	0.56

		223,195,038	0.56
DISTRIBUTORS
Other securities[a]		37,523,430	0.09

		37,523,430	0.09
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		61,705,137	0.15

		61,705,137	0.15
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		7,010,934	0.02

		7,010,934	0.02
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	6,417,398	306,879,972	0.77
Other securities[a]		19,460,645	0.05

		326,340,617	0.82
ELECTRICAL EQUIPMENT
Other securities[a]		135,707,537	0.34

		135,707,537	0.34

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$263,063,683	0.66%

		263,063,683	0.66
ENERGY EQUIPMENT & SERVICES
Other securities[a]		87,678,577	0.22

		87,678,577	0.22
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	1,303,849	189,501,414	0.47
Other securities[a]		748,484,192	1.88

		937,985,606	2.35
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,348,084	254,019,468	0.64
Other securities[a]		168,342,342	0.42

		422,361,810	1.06
FOOD PRODUCTS
Other securities[a]		217,231,075	0.54

		217,231,075	0.54
HEALTH CARE EQUIPMENT & SUPPLIES
Becton Dickinson and Co.	814,155	176,427,389	0.44
Stryker Corp.	1,049,623	168,905,333	0.42
Other securities[a]		713,704,121	1.79

		1,059,036,843	2.65
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,962,003	633,868,642	1.59
Other securities[a]		400,291,729	1.00

		1,034,160,371	2.59
HEALTH CARE TECHNOLOGY
Other securities[a]		93,743,187	0.23

		93,743,187	0.23
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,465,884	385,614,940	0.96
Starbucks Corp.	4,230,551	244,906,597	0.61
Other securities[a]		662,209,948	1.66

		1,292,731,485	3.23
HOUSEHOLD DURABLES
Other securities[a]		99,338,570	0.25

		99,338,570	0.25

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$264,968,424	0.66%

		264,968,424	0.66
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		5,517,748	0.01

		5,517,748	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,791,501	393,270,300	0.98
Honeywell International Inc.	1,354,971	195,806,859	0.49
Other securities[a]		145,313,176	0.37

		734,390,335	1.84
INSURANCE
Other securities[a]		451,002,175	1.13

		451,002,175	1.13
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	1,243,400	1,799,622,556	4.50
Booking Holdings Inc.[b]	151,599	315,385,044	0.79
Netflix Inc.[b]	1,266,942	374,191,320	0.94
Other securities[a]		78,621,956	0.19

		2,567,820,876	6.42
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab,c	919,656	953,812,024	2.39
Alphabet Inc. Class C NVS[b]	934,213	963,911,631	2.41
Facebook Inc. Class Ab	7,306,509	1,167,507,073	2.92
Other securities[a]		131,073,236	0.32

		3,216,303,964	8.04
IT SERVICES
Accenture PLC Class A	1,915,223	293,986,730	0.74
International Business Machines Corp.	1,796,961	275,707,726	0.69
Mastercard Inc. Class A	2,864,003	501,658,765	1.25
PayPal Holdings Inc.[b]	3,496,708	265,295,236	0.66
Visa Inc. Class A	5,621,356	672,426,605	1.68
Other securities[a]		1,164,910,797	2.92

		3,173,985,859	7.94
LEISURE PRODUCTS
Other securities[a]		58,700,142	0.15

		58,700,142	0.15

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$407,783,175	1.02%

		407,783,175	1.02
MACHINERY
Caterpillar Inc.	1,589,428	234,249,899	0.59
Other securities[a]		737,982,288	1.84

		972,232,187	2.43
MEDIA
Comcast Corp. Class A	13,263,736	453,221,859	1.13
Walt Disney Co. (The)	3,173,717	318,768,135	0.80
Other securities[a]		346,158,789	0.87

		1,118,148,783	2.80
METALS & MINING
Other securities[a]		37,011,785	0.09

		37,011,785	0.09
MULTILINE RETAIL
Other securities[a]		111,183,880	0.28

		111,183,880	0.28
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		243,092,338	0.61

		243,092,338	0.61
PERSONAL PRODUCTS
Other securities[a]		123,381,457	0.31

		123,381,457	0.31
PHARMACEUTICALS
Eli Lilly & Co.	3,017,083	233,431,712	0.58
Johnson & Johnson	1,274,896	163,377,922	0.41
Other securities[a]		315,387,742	0.79

		712,197,376	1.78
PROFESSIONAL SERVICES
Other securities[a]		222,781,245	0.56

		222,781,245	0.56
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		18,672,016	0.05

		18,672,016	0.05
ROAD & RAIL
Union Pacific Corp.	2,206,861	296,668,324	0.74
Other securities[a]		194,105,196	0.49

		490,773,520	1.23

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	3,252,902	$180,893,880	0.45%
Broadcom Ltd.	1,248,419	294,189,937	0.74
NVIDIA Corp.	1,789,960	414,536,836	1.04
Texas Instruments Inc.	3,049,594	316,822,321	0.79
Other securities[a]		821,515,391	2.05

		2,027,958,365	5.07
SOFTWARE
Adobe Systems Inc.[b]	1,525,436	329,616,211	0.82
Microsoft Corp.	23,175,031	2,115,185,079	5.29
salesforce.com Inc.[b,c]	2,118,729	246,408,183	0.62
Other securities[a]		1,226,758,750	3.07

		3,917,968,223	9.80
SPECIALTY RETAIL
Home Depot Inc. (The)	3,643,585	649,432,590	1.62
Lowe’s Companies Inc.	2,573,896	225,859,374	0.57
Other securities[a]		508,812,285	1.27

		1,384,104,249	3.46
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	15,689,307	2,632,351,928	6.58
Other securities[a]		67,419,055	0.17

		2,699,770,983	6.75
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	4,023,116	267,295,827	0.67
Other securities[a]		146,207,763	0.36

		413,503,590	1.03
TOBACCO
Altria Group Inc.	5,897,928	367,558,873	0.92
Other securities[a]		43,002,726	0.11

		410,561,599	1.03
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		189,594,556	0.47

		189,594,556	0.47
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		35,225,146	0.09

		35,225,146	0.09

TOTAL COMMON STOCKS
(Cost: $27,306,680,831)		39,905,034,664	99.82

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	699,061,392	$699,061,392	1.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	42,404,206	42,404,206	0.11

		741,465,598	1.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $741,468,102)		741,465,598	1.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $28,048,148,933)		40,646,500,262	101.68
Other Assets, Less Liabilities		(671,122,794)	(1.68)

NET ASSETS		$39,975,377,468	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	829,980,168	—	(130,918,776)[b]	699,061,392	$699,061,392	$4,598,541	[c]	$(106,767)	$(269,629)
BlackRock Cash Funds: Treasury, SL Agency Shares	42,235,903	168,303[b]	—	42,404,206	42,404,206	722,361		—	—

					$741,465,598	$5,320,902		$(106,767)	$(269,629)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	474	Jun 2018	$62,639	$(3,334,359)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$39,905,034,664	$—	$—	$39,905,034,664
Money market funds	741,465,598	—	—	741,465,598

Total	$40,646,500,262	$—	$—	$40,646,500,262

Derivative financial instruments[a]
Liabilities
Futures contracts	$(3,334,359)	$—	$—	$(3,334,359)

Total	$(3,334,359)	$—	$—	$(3,334,359)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	2,230,365	$280,624,524	0.77%
Other securities[a]		491,237,427	1.36

		771,861,951	2.13
AIR FREIGHT & LOGISTICS
Other securities[a]		19,661,556	0.06

		19,661,556	0.06
AIRLINES
Other securities[a]		243,292,187	0.67

		243,292,187	0.67
AUTO COMPONENTS
Other securities[a]		77,041,734	0.21

		77,041,734	0.21
AUTOMOBILES
General Motors Co.	3,917,726	142,370,163	0.39
Other securities[a]		134,589,809	0.38

		276,959,972	0.77
BANKS
Bank of America Corp.	28,589,542	857,400,365	2.37
Citigroup Inc.	7,687,130	518,881,275	1.43
JPMorgan Chase & Co.	10,325,411	1,135,485,448	3.14
PNC Financial Services Group Inc. (The)[b]	1,421,666	215,012,766	0.59
U.S. Bancorp.	4,657,961	235,227,031	0.65
Wells Fargo & Co.	13,231,744	693,475,703	1.91
Other securities[a]		996,121,310	2.75

		4,651,603,898	12.84
BEVERAGES
Other securities[a]		227,542,149	0.63

		227,542,149	0.63
BIOTECHNOLOGY
Amgen Inc.	1,533,956	261,508,819	0.72
Other securities[a]		130,906,164	0.36

		392,414,983	1.08
BUILDING PRODUCTS
Other securities[a]		149,875,497	0.41

		149,875,497	0.41

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	2,935,846	$151,284,144	0.42%
BlackRock Inc.[b]	371,546	201,273,899	0.56
CME Group Inc.	1,012,331	163,734,416	0.45
Goldman Sachs Group Inc. (The)	1,051,221	264,760,521	0.73
Morgan Stanley	3,813,198	205,760,164	0.57
Other securities[a]		582,761,154	1.60

		1,569,574,298	4.33
CHEMICALS
DowDuPont Inc.	3,648,060	232,417,903	0.64
Other securities[a]		391,153,115	1.08

		623,571,018	1.72
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		87,084,800	0.24

		87,084,800	0.24
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	14,817,336	635,515,541	1.75
Other securities[a]		106,061,866	0.30

		741,577,407	2.05
CONSTRUCTION & ENGINEERING
Other securities[a]		83,948,654	0.23

		83,948,654	0.23
CONSTRUCTION MATERIALS
Other securities[a]		6,667,818	0.02

		6,667,818	0.02
CONSUMER FINANCE
American Express Co.	2,154,006	200,925,680	0.55
Other securities[a]		359,139,481	1.00

		560,065,161	1.55
CONTAINERS & PACKAGING
Other securities[a]		135,346,036	0.37

		135,346,036	0.37
DISTRIBUTORS
Other securities[a]		53,952,631	0.15

		53,952,631	0.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		20,840,981	0.06

		20,840,981	0.06

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	5,751,145	$1,147,238,405	3.17%
Other securities[a]		41,875,126	0.11

		1,189,113,531	3.28
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	18,392,279	655,684,746	1.81
Verizon Communications Inc.	6,110,583	292,208,079	0.81
Other securities[a]		47,179,961	0.13

		995,072,786	2.75
ELECTRIC UTILITIES
Duke Energy Corp.	2,094,071	162,227,680	0.45
NextEra Energy Inc.	1,397,863	228,312,964	0.63
Other securities[a]		879,686,685	2.43

		1,270,227,329	3.51
ELECTRICAL EQUIPMENT
Other securities[a]		294,987,608	0.82

		294,987,608	0.82
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		175,059,225	0.48

		175,059,225	0.48
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,156,044	269,228,530	0.74
Other securities[a]		179,179,961	0.50

		448,408,491	1.24
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,580,812,244	4.37

		1,580,812,244	4.37
FOOD & STAPLES RETAILING
CVS Health Corp.	3,043,062	189,308,887	0.52
Walgreens Boots Alliance Inc.	2,086,631	136,611,732	0.38
Walmart Inc.	4,292,145	381,872,141	1.05
Other securities[a]		64,066,791	0.18

		771,859,551	2.13
FOOD PRODUCTS
Mondelez International Inc. Class A	4,296,354	179,286,852	0.50

Security	Shares	Value	% of Net Assets
Other securities[a]		$531,954,391	1.46%

		711,241,243	1.96
GAS UTILITIES
Other securities[a]		62,883,244	0.17

		62,883,244	0.17
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	5,054,904	302,889,848	0.84
Danaher Corp.	1,831,211	179,293,869	0.50
Medtronic PLC	3,757,792	301,450,074	0.83
Other securities[a]		260,843,276	0.71

		1,044,477,067	2.88
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	768,048	168,740,146	0.47
Other securities[a]		705,102,002	1.94

		873,842,148	2.41
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		272,198,889	0.75

		272,198,889	0.75
HOUSEHOLD DURABLES
Other securities[a]		227,621,647	0.63

		227,621,647	0.63
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,166,146	155,269,345	0.43
Procter & Gamble Co. (The)	7,159,832	567,631,481	1.57
Other securities[a]		24,570,608	0.06

		747,471,434	2.06
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		58,662,752	0.16

		58,662,752	0.16
INDUSTRIAL CONGLOMERATES
General Electric Co.	21,463,962	289,334,208	0.80
Other securities[a]		158,652,175	0.44

		447,986,383	1.24
INSURANCE
Chubb Ltd.	1,389,725	190,072,688	0.52
Other securities[a]		1,487,538,781	4.11

		1,677,611,469	4.63
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		24,620,268	0.07

		24,620,268	0.07

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
Other securities[a]		$218,582,072	0.60%

		218,582,072	0.60
IT SERVICES
Other securities[a]		268,936,075	0.74

		268,936,075	0.74
LEISURE PRODUCTS
Other securities[a]		20,877,581	0.06

		20,877,581	0.06
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	654,239	135,074,184	0.37
Other securities[a]		120,074,003	0.34

		255,148,187	0.71
MACHINERY
Other securities[a]		503,134,370	1.39

		503,134,370	1.39
MARINE
Other securities[a]		12,471,210	0.04

		12,471,210	0.04
MEDIA
Time Warner Inc.	2,318,244	219,259,517	0.61
Walt Disney Co. (The)	1,425,210	143,148,092	0.40
Other securities[a]		488,116,723	1.34

		850,524,332	2.35
METALS & MINING
Other securities[a]		281,185,237	0.78

		281,185,237	0.78
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		117,425,511	0.32

		117,425,511	0.32
MULTI-UTILITIES
Other securities[a]		660,359,599	1.82

		660,359,599	1.82
MULTILINE RETAIL
Other securities[a]		222,953,456	0.62

		222,953,456	0.62
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	5,650,820	644,419,513	1.78
ConocoPhillips	3,521,470	208,787,956	0.58
EOG Resources Inc.	1,561,291	164,357,104	0.45

Security	Shares	Value	% of Net Assets
Exxon Mobil Corp.	12,675,249	$945,700,328	2.61%
Occidental Petroleum Corp.	2,282,239	148,254,245	0.41
Other securities[a]		1,312,816,154	3.63

		3,424,335,300	9.46
PAPER & FOREST PRODUCTS
Other securities[a]		8,152,663	0.02

		8,152,663	0.02
PERSONAL PRODUCTS
Other securities[a]		41,833,723	0.12

		41,833,723	0.12
PHARMACEUTICALS
Allergan PLC	1,003,503	168,879,520	0.47
Bristol-Myers Squibb Co.	2,501,246	158,203,810	0.44
Johnson & Johnson	6,828,708	875,098,930	2.42
Merck & Co. Inc.	7,734,769	421,312,867	1.16
Pfizer Inc.	17,683,854	627,599,978	1.73
Other securities[a]		106,225,471	0.29

		2,357,320,576	6.51
PROFESSIONAL SERVICES
Other securities[a]		88,213,396	0.24

		88,213,396	0.24
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		72,018,030	0.20

		72,018,030	0.20
ROAD & RAIL
Other securities[a]		232,912,196	0.64

		232,912,196	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	14,091,662	733,893,757	2.03
QUALCOMM Inc.	4,417,786	244,789,522	0.68
Other securities[a]		185,376,413	0.50

		1,164,059,692	3.21
SOFTWARE
Oracle Corp.	8,011,543	366,528,092	1.01
Other securities[a]		123,639,672	0.34

		490,167,764	1.35
SPECIALTY RETAIL
Other securities[a]		244,184,865	0.67

		244,184,865	0.67

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$286,174,835	0.79%

		286,174,835	0.79
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		146,656,213	0.41

		146,656,213	0.41
THRIFTS & MORTGAGE FINANCE
Other securities[a]		20,553,997	0.06

		20,553,997	0.06
TOBACCO
Philip Morris International Inc.	4,221,891	419,655,965	1.16

		419,655,965	1.16
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		30,237,725	0.08

		30,237,725	0.08
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		8,810,538	0.03

		8,810,538	0.03
WATER UTILITIES
Other securities[a]		61,465,667	0.17

		61,465,667	0.17
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		40,336,056	0.11

		40,336,056	0.11

TOTAL COMMON STOCKS
(Cost: $32,122,008,826)		36,115,726,871	99.72

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84% [b,d,e]	353,837,224	$353,837,224	0.98%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58% [b,d]	37,607,284	37,607,284	0.10

		391,444,508	1.08

TOTAL SHORT-TERM INVESTMENTS
(Cost: $391,453,133)		391,444,508	1.08

TOTAL INVESTMENTS IN SECURITIES
(Cost: $32,513,461,959)		36,507,171,379	100.80
Other Assets, Less Liabilities		(289,473,928)	(0.80)

NET ASSETS		$36,217,697,451	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	358,116,180	—	(4,278,956)[b]	353,837,224	$353,837,224	$1,801,267	[c]	$(52,680)	$(118,936)
BlackRock Cash Funds: Treasury, SL Agency Shares	65,379,258	—	(27,771,974)[b]	37,607,284	37,607,284	683,353		—	—
BlackRock Inc.	403,755	108,563	(140,772)	371,546	201,273,899	4,015,629		22,762,431	40,065,455
PNC Financial Services Group Inc. (The)	1,617,395	420,002	(615,731)	1,421,666	215,012,766	4,269,101		25,032,419	22,425,193

					$807,731,173	$10,769,350		$47,742,170	$62,371,712

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	445	Jun 2018	$58,807	$(2,517,381)
S&P MidCap 400 E-Mini	184	Jun 2018	34,649	(994,484)

Total				$(3,511,865)

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$36,115,726,871	$—	$—	$36,115,726,871
Money market funds	391,444,508	—	—	391,444,508

Total	$36,507,171,379	$—	$—	$36,507,171,379

Derivative financial instruments[a]
Liabilities
Futures contracts	$(3,511,865)	$—	$—	$(3,511,865)

Total	$(3,511,865)	$—	$—	$(3,511,865)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	885,505	$119,605,160	0.29%
Other securities[a]		480,099,533	1.14

		599,704,693	1.43
AIR FREIGHT & LOGISTICS
Other securities[a]		131,164,467	0.31

		131,164,467	0.31
AIRLINES
Other securities[a]		138,128,070	0.33

		138,128,070	0.33
AUTO COMPONENTS
Other securities[a]		459,452,765	1.10

		459,452,765	1.10
AUTOMOBILES
Other securities[a]		23,841,897	0.06

		23,841,897	0.06
BANKS
Hancock Holding Co.	1,687,163	87,226,327	0.21
IBERIABANK Corp.	1,017,202	79,341,756	0.19
Sterling Bancorp./DE	4,283,152	96,585,078	0.23
Texas Capital Bancshares Inc.[b,c]	996,498	89,585,170	0.21
Umpqua Holdings Corp.	4,450,445	95,284,027	0.23
Wintrust Financial Corp.	1,114,515	95,904,016	0.23
Other securities[a]		3,781,215,051	9.02

		4,325,141,425	10.32
BEVERAGES
Other securities[a]		104,517,850	0.25

		104,517,850	0.25
BIOTECHNOLOGY
Bluebird Bio Inc.[b,c]	977,690	166,940,567	0.40
Exact Sciences Corp.[b,c]	2,347,469	94,673,425	0.23
Sage Therapeutics Inc.[b,c]	841,302	135,508,513	0.32
Sarepta Therapeutics Inc.[b,c]	1,219,216	90,331,713	0.22

Security	Shares	Value	% of Net Assets
Other securities[a]		$2,240,787,266	5.34%

		2,728,241,484	6.51
BUILDING PRODUCTS
Other securities[a]		548,225,356	1.31

		548,225,356	1.31
CAPITAL MARKETS
Stifel Financial Corp.	1,340,660	79,407,292	0.19
Other securities[a]		500,048,517	1.19

		579,455,809	1.38
CHEMICALS
Other securities[a]		879,663,619	2.10

		879,663,619	2.10
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		1,030,550,849	2.46

		1,030,550,849	2.46
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[b,c]	1,235,139	78,801,868	0.19
Other securities[a]		629,542,124	1.50

		708,343,992	1.69
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,184,646	92,319,463	0.22
Other securities[a]		394,678,452	0.94

		486,997,915	1.16
CONSTRUCTION MATERIALS
Other securities[a]		92,092,386	0.22

		92,092,386	0.22
CONSUMER FINANCE
Other securities[a]		286,206,313	0.68

		286,206,313	0.68
CONTAINERS & PACKAGING
Other securities[a]		46,806,992	0.11

		46,806,992	0.11
DISTRIBUTORS
Other securities[a]		25,533,632	0.06

		25,533,632	0.06
DIVERSIFIED CONSUMER SERVICES
Grand Canyon Education Inc.[b]	937,069	98,317,280	0.23
Other securities[a]		315,824,589	0.76

		414,141,869	0.99

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$37,734,731	0.09%

		37,734,731	0.09
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		191,807,672	0.46

		191,807,672	0.46
ELECTRIC UTILITIES
IDACORP Inc.	1,009,737	89,129,485	0.21
Other securities[a]		326,301,868	0.78

		415,431,353	0.99
ELECTRICAL EQUIPMENT
Other securities[a]		286,301,510	0.68

		286,301,510	0.68
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Littelfuse Inc.[c]	483,893	100,736,845	0.24
Other securities[a]		1,008,910,453	2.41

		1,109,647,298	2.65
ENERGY EQUIPMENT & SERVICES
Other securities[a]		581,202,974	1.39

		581,202,974	1.39
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		2,433,296,188	5.80

		2,433,296,188	5.80
FOOD & STAPLES RETAILING
Other securities[a]		217,366,915	0.52

		217,366,915	0.52
FOOD PRODUCTS
Other securities[a]		398,805,332	0.95

		398,805,332	0.95
GAS UTILITIES
WGL Holdings Inc.	1,025,194	85,757,478	0.20
Other securities[a]		375,051,834	0.90

		460,809,312	1.10
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	725,501	80,828,066	0.19
Insulet Corp.[b,c]	1,161,328	100,663,911	0.24
LivaNova PLC[b]	970,413	85,881,551	0.20
Masimo Corp.[b,c]	896,619	78,857,641	0.19
Other securities[a]		1,345,593,793	3.22

		1,691,824,962	4.04
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	311,815	85,081,841	0.20

Security	Shares	Value	% of Net Assets
Encompass Health Corp.	1,966,222	$112,408,912	0.27%
Other securities[a]		676,217,406	1.61

		873,708,159	2.08
HEALTH CARE TECHNOLOGY
Other securities[a]		345,205,899	0.82

		345,205,899	0.82
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		1,296,595,548	3.09

		1,296,595,548	3.09
HOUSEHOLD DURABLES
Other securities[a]		604,106,077	1.44

		604,106,077	1.44
HOUSEHOLD PRODUCTS
Other securities[a]		117,823,069	0.28

		117,823,069	0.28
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		156,173,985	0.37

		156,173,985	0.37
INDUSTRIAL CONGLOMERATES
Other securities[a]		25,458,568	0.06

		25,458,568	0.06
INSURANCE
Primerica Inc.	842,419	81,377,675	0.19
Other securities[a]		888,545,237	2.12

		969,922,912	2.31
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		162,750,363	0.39

		162,750,363	0.39
INTERNET SOFTWARE & SERVICES
2U Inc.[b,c]	959,782	80,650,481	0.19
GrubHub Inc.[b,c]	1,716,606	174,184,011	0.42
Nutanix Inc. Class Ab,c	2,192,028	107,650,495	0.26
Other securities[a]		1,185,150,447	2.82

		1,547,635,434	3.69
IT SERVICES
EPAM Systems Inc.[b]	998,409	114,337,799	0.27
MAXIMUS Inc.	1,284,684	85,739,810	0.20
Other securities[a]		601,252,469	1.44

		801,330,078	1.91
LEISURE PRODUCTS
Other securities[a]		137,333,950	0.33

		137,333,950	0.33

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
PRA Health Sciences Inc.[b,c]	993,085	$82,386,332	0.20%
Other securities[a]		144,016,924	0.34

		226,403,256	0.54
MACHINERY
Other securities[a]		1,593,712,793	3.80

		1,593,712,793	3.80
MARINE
Other securities[a]		49,068,968	0.12

		49,068,968	0.12
MEDIA
Other securities[a]		532,242,788	1.27

		532,242,788	1.27
METALS & MINING
Other securities[a]		516,355,970	1.23

		516,355,970	1.23
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[c,d]	1,193,110	21,511,773	0.05
Other securities[a]		330,201,980	0.79

		351,713,753	0.84
MULTI-UTILITIES
Other securities[a]		191,141,361	0.46

		191,141,361	0.46
MULTILINE RETAIL
Other securities[a]		136,921,523	0.33

		136,921,523	0.33
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		950,491,998	2.27

		950,491,998	2.27
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.	2,915,127	83,868,204	0.20
Other securities[a]		181,815,782	0.43

		265,683,986	0.63
PERSONAL PRODUCTS
Other securities[a]		73,825,275	0.18

		73,825,275	0.18
PHARMACEUTICALS
Catalent Inc.[b]	2,674,828	109,828,438	0.26

Security	Shares	Value	% of Net Assets
Nektar Therapeutics[b,c]	3,004,624	$319,271,346	0.76%
Other securities[a]		658,158,649	1.57

		1,087,258,433	2.59
PROFESSIONAL SERVICES
ASGN Inc.[b]	999,744	81,859,039	0.20
Other securities[a]		472,038,121	1.12

		553,897,160	1.32
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		214,759,785	0.51

		214,759,785	0.51
ROAD & RAIL
Knight-Swift Transportation Holdings Inc.[c]	2,517,680	115,838,457	0.28
Other securities[a]		259,940,798	0.62

		375,779,255	0.90
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Entegris Inc.	2,840,401	98,845,955	0.24
Integrated Device Technology Inc.[b,c]	2,678,810	81,864,434	0.20
MKS Instruments Inc.[c]	1,079,932	124,894,136	0.30
Monolithic Power Systems Inc.	796,614	92,224,003	0.22
Other securities[a]		908,698,656	2.16

		1,306,527,184	3.12
SOFTWARE
Aspen Technology Inc.[b]	1,463,959	115,491,726	0.28
Blackbaud Inc.[c]	954,604	97,188,233	0.23
Fair Isaac Corp.	597,544	101,206,027	0.24
Paycom Software Inc.[b,c]	985,118	105,791,822	0.25
Proofpoint Inc.[b,c]	870,892	98,976,876	0.24
RingCentral Inc. Class Ab,c	1,299,859	82,541,046	0.20
Zendesk Inc.[b,c]	1,991,944	95,354,359	0.23
Other securities[a]		974,295,697	2.31

		1,670,845,786	3.98
SPECIALTY RETAIL
Five Below Inc.[b,c]	1,078,464	79,094,550	0.19
Other securities[a]		854,634,740	2.04

		933,729,290	2.23

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$188,018,286	0.45%

		188,018,286	0.45
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		348,463,587	0.83

		348,463,587	0.83
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[b,c]	7,438,831	96,704,803	0.23
PennyMac Financial Services Inc. Class Ab,d	224,219	5,078,560	0.01
Radian Group Inc.[c]	4,337,024	82,576,937	0.20
Other securities[a]		771,827,844	1.84

		956,188,144	2.28
TOBACCO
Other securities[a]		66,789,154	0.16

		66,789,154	0.16
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		564,399,326	1.35

		564,399,326	1.35
WATER UTILITIES
Other securities[a]		148,319,435	0.35

		148,319,435	0.35
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		57,863,633	0.14

		57,863,633	0.14

TOTAL COMMON STOCKS
(Cost: $48,389,472,243)		41,830,883,801	99.79

RIGHTS

ELECTRICAL EQUIPMENT
Other securities[a]		1,672,080	0.00

		1,672,080	0.00

TOTAL RIGHTS
(Cost: $0)		1,672,080	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84% [d,e,f]	5,433,189,443	$5,433,189,443	12.96%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58% [d,e]	114,945,427	114,945,427	0.28

		5,548,134,870	13.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,548,324,411)		5,548,134,870	13.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $53,937,796,654)		47,380,690,751	113.03
Other Assets, Less Liabilities		(5,462,092,603)	(13.03)

NET ASSETS		$41,918,598,148	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,920,963,301	512,226,142	[b]	—	5,433,189,443	$5,433,189,443	$79,578,845	[c]	$(476,740)	$(1,721,701)
BlackRock Cash Funds: Treasury, SL Agency Shares	96,515,567	18,429,860	[b]	—	114,945,427	114,945,427	750,469		—	—
PennyMac Financial Services Inc. Class A	224,219	—		—	224,219	5,078,560	—		—	1,255,626
PennyMac Mortgage Investment Trust	1,319,839	1,706,178		(1,832,907)	1,193,110	21,511,773	2,477,412		(2,107,521)	2,420,879

						$5,574,725,203	$82,806,726		$(2,584,261)	$1,954,804

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	1,079	Jun 2018	$82,608	$(507,655)

SCHEDULES OF INVESTMENTS	59

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$41,825,421,313	$13	$5,462,475	$41,830,883,801
Rights	—	1,672,080	—	1,672,080
Money market funds	5,548,134,870	—	—	5,548,134,870

Total	$47,373,556,183	$1,672,093	$5,462,475	$47,380,690,751

Derivative financial instruments[a]
Liabilities
Futures contracts	$(507,655)	$—	$—	$(507,655)

Total	$(507,655)	$—	$—	$(507,655)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	273,555	$36,949,074	0.40%
Other securities[a]		62,657,123	0.68

		99,606,197	1.08
AIR FREIGHT & LOGISTICS
Other securities[a]		25,432,095	0.28

		25,432,095	0.28
AIRLINES
Other securities[a]		32,786,343	0.36

		32,786,343	0.36
AUTO COMPONENTS
Other securities[a]		103,408,901	1.12

		103,408,901	1.12
AUTOMOBILES
Other securities[a]		8,579,493	0.09

		8,579,493	0.09
BANKS
Other securities[a]		202,312,313	2.20

		202,312,313	2.20
BEVERAGES
Other securities[a]		42,012,408	0.46

		42,012,408	0.46
BIOTECHNOLOGY
Blueprint Medicines Corp.[b,c]	351,837	32,263,453	0.35
Exact Sciences Corp.[b,c]	969,015	39,080,375	0.42
Sage Therapeutics Inc.[b,c]	347,861	56,029,971	0.61
Other securities[a]		740,481,169	8.05

		867,854,968	9.43
BUILDING PRODUCTS
Other securities[a]		187,454,001	2.04

		187,454,001	2.04
CAPITAL MARKETS
Other securities[a]		134,522,935	1.46

		134,522,935	1.46
CHEMICALS
Other securities[a]		242,566,472	2.63

		242,566,472	2.63

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Cimpress NVb,c	202,457	$31,320,098	0.34%
Deluxe Corp.	394,774	29,217,224	0.32
Other securities[a]		248,667,096	2.70

		309,204,418	3.36
COMMUNICATIONS EQUIPMENT
Ciena Corp.[b,c]	1,179,061	30,537,680	0.33
Lumentum Holdings Inc.[b,c]	508,908	32,468,331	0.35
Other securities[a]		109,436,812	1.19

		172,442,823	1.87
CONSTRUCTION & ENGINEERING
Other securities[a]		132,482,672	1.44

		132,482,672	1.44
CONSTRUCTION MATERIALS
Other securities[a]		36,979,566	0.40

		36,979,566	0.40
CONSUMER FINANCE
Other securities[a]		49,799,578	0.54

		49,799,578	0.54
CONTAINERS & PACKAGING
Other securities[a]		15,918,532	0.17

		15,918,532	0.17
DISTRIBUTORS
Other securities[a]		8,268,664	0.09

		8,268,664	0.09
DIVERSIFIED CONSUMER SERVICES
Grand Canyon Education Inc.[b]	386,467	40,548,117	0.44
Other securities[a]		71,261,223	0.77

		111,809,340	1.21
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		683,037	0.01

		683,037	0.01
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		45,558,521	0.49

		45,558,521	0.49
ELECTRIC UTILITIES
Other securities[a]		8,852,573	0.10

		8,852,573	0.10

SCHEDULES OF INVESTMENTS	61

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$87,481,720	0.95%

		87,481,720	0.95
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Littelfuse Inc.	185,362	38,588,661	0.42
Other securities[a]		149,054,018	1.62

		187,642,679	2.04
ENERGY EQUIPMENT & SERVICES
Other securities[a]		37,725,449	0.41

		37,725,449	0.41
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		249,686,481	2.71

		249,686,481	2.71
FOOD & STAPLES RETAILING
Other securities[a]		44,101,643	0.48

		44,101,643	0.48
FOOD PRODUCTS
Other securities[a]		74,297,100	0.81

		74,297,100	0.81
GAS UTILITIES
Other securities[a]		6,307,733	0.07

		6,307,733	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	300,613	33,491,294	0.36
Globus Medical Inc. Class Ab	583,280	29,059,010	0.32
Insulet Corp.[b,c]	480,901	41,684,499	0.45
Integra LifeSciences Holdings Corp.[b,c]	525,766	29,095,890	0.32
Masimo Corp.[b]	370,757	32,608,078	0.35
Other securities[a]		401,308,454	4.36

		567,247,225	6.16
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	130,032	35,480,532	0.39
Encompass Health Corp.	811,535	46,395,456	0.50
Molina Healthcare Inc.[b]	380,817	30,914,724	0.34
Other securities[a]		185,287,701	2.01

		298,078,413	3.24

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	466,394	$29,294,207	0.32%
Other securities[a]		84,137,210	0.91

		113,431,417	1.23
HOTELS, RESTAURANTS & LEISURE
Texas Roadhouse Inc.	553,762	31,996,368	0.35
Other securities[a]		357,908,477	3.88

		389,904,845	4.23
HOUSEHOLD DURABLES
Other securities[a]		122,837,145	1.33

		122,837,145	1.33
HOUSEHOLD PRODUCTS
Other securities[a]		32,230,607	0.35

		32,230,607	0.35
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		12,668,406	0.14

		12,668,406	0.14
INDUSTRIAL CONGLOMERATES
Other securities[a]		10,463,161	0.11

		10,463,161	0.11
INSURANCE
Primerica Inc.	354,796	34,273,294	0.37
Other securities[a]		60,172,791	0.66

		94,446,085	1.03
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		52,254,545	0.57

		52,254,545	0.57
INTERNET SOFTWARE & SERVICES
2U Inc.[b,c]	398,068	33,449,654	0.36
GrubHub Inc.[b,c]	708,679	71,909,658	0.78
j2 Global Inc.	384,216	30,322,327	0.33
Nutanix Inc. Class Ab,c	906,449	44,515,710	0.48
Other securities[a]		420,894,030	4.58

		601,091,379	6.53
IT SERVICES
EPAM Systems Inc.[b,c]	412,094	47,193,005	0.51
MAXIMUS Inc.	531,192	35,451,754	0.39

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Other securities[a]		$140,686,502	1.53%

		223,331,261	2.43
LEISURE PRODUCTS
Other securities[a]		25,732,355	0.28

		25,732,355	0.28
LIFE SCIENCES TOOLS & SERVICES
PRA Health Sciences Inc.[b]	410,331	34,041,060	0.37
Other securities[a]		51,864,950	0.56

		85,906,010	0.93
MACHINERY
John Bean Technologies Corp.[c]	258,476	29,311,178	0.32
Woodward Inc.	438,528	31,424,916	0.34
Other securities[a]		348,108,062	3.78

		408,844,156	4.44
MARINE
Other securities[a]		4,680,435	0.05

		4,680,435	0.05
MEDIA
Other securities[a]		118,775,713	1.29

		118,775,713	1.29
METALS & MINING
Other securities[a]		33,057,988	0.36

		33,057,988	0.36
MULTILINE RETAIL
Other securities[a]		39,236,447	0.43

		39,236,447	0.43
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		72,124,597	0.78

		72,124,597	0.78
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.	1,124,372	32,348,182	0.35
Other securities[a]		38,268,828	0.42

		70,617,010	0.77
PERSONAL PRODUCTS
Other securities[a]		24,560,144	0.27

		24,560,144	0.27

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Catalent Inc.[b]	1,106,849	$45,447,220	0.49%
Nektar Therapeutics[b]	1,242,553	132,033,682	1.43
Other securities[a]		211,933,998	2.31

		389,414,900	4.23
PROFESSIONAL SERVICES
ASGN Inc.[b]	413,848	33,885,874	0.37
Other securities[a]		90,847,676	0.98

		124,733,550	1.35
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		43,596,875	0.47

		43,596,875	0.47
ROAD & RAIL
Knight-Swift Transportation Holdings Inc.[c]	1,034,364	47,591,088	0.52
Other securities[a]		54,916,317	0.59

		102,507,405	1.11
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Entegris Inc.	1,175,420	40,904,616	0.44
Integrated Device Technology Inc.[b,c]	1,108,454	33,874,354	0.37
MKS Instruments Inc.	444,360	51,390,234	0.56
Monolithic Power Systems Inc.	330,166	38,223,318	0.42
Silicon Laboratories Inc.[b]	347,144	31,208,246	0.34
Other securities[a]		244,190,815	2.65

		439,791,583	4.78
SOFTWARE
Aspen Technology Inc.[b,c]	602,783	47,553,551	0.52
Blackbaud Inc.[c]	394,460	40,159,973	0.44
Fair Isaac Corp.	246,612	41,768,674	0.45
HubSpot Inc.[b,c]	288,002	31,190,617	0.34
Paycom Software Inc.[b,c]	407,869	43,801,052	0.48
Proofpoint Inc.[b]	361,029	41,030,946	0.45
RingCentral Inc. Class Ab,c	538,191	34,175,128	0.37

SCHEDULES OF INVESTMENTS	63

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Zendesk Inc.[b,c]	824,782	$39,482,314	0.43%
Other securities[a]		308,545,386	3.34

		627,707,641	6.82
SPECIALTY RETAIL
Five Below Inc.[b,c]	447,394	32,811,876	0.36
Other securities[a]		126,052,344	1.37

		158,864,220	1.73
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		61,248,246	0.66

		61,248,246	0.66
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		67,169,720	0.73

		67,169,720	0.73
THRIFTS & MORTGAGE FINANCE
Essent Group Ltd.[b,c]	673,041	28,644,625	0.31
Other securities[a]		48,859,469	0.53

		77,504,094	0.84
TOBACCO
Other securities[a]		8,416,124	0.09

		8,416,124	0.09
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		114,512,949	1.24

		114,512,949	1.24
WATER UTILITIES
Other securities[a]		29,314,458	0.32

		29,314,458	0.32
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		21,605,102	0.23

		21,605,102	0.23

TOTAL COMMON STOCKS
(Cost: $8,281,490,438)		9,193,684,866	99.85

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	1,455,135,686	$1,455,135,686	15.81%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	6,408,863	6,408,863	0.07

		1,461,544,549	15.88

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,461,575,148)		1,461,544,549	15.88

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,743,065,586)		10,655,229,415	115.73
Other Assets, Less Liabilities		(1,447,943,530)	(15.73)

NET ASSETS		$9,207,285,885	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,372,373,211	82,762,475	[b]	—	1,455,135,686	$1,455,135,686	$21,965,885	[c]	$(115,412)	$(495,001)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,248,733	—		(2,839,870)[b]	6,408,863	6,408,863	136,402		—	—

						$1,461,544,549	$22,102,287		$(115,412)	$(495,001)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-Mini	144	Jun 2018	$11,025	$(219,460)

SCHEDULES OF INVESTMENTS	65

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$9,191,116,450	$—	$2,568,416	$9,193,684,866
Money market funds	1,461,544,549	—	—	1,461,544,549

Total	$10,652,660,999	$—	$2,568,416	$10,655,229,415

Derivative financial instruments[a]
Liabilities
Futures contracts	$(219,460)	$—	$—	$(219,460)

Total	$(219,460)	$—	$—	$(219,460)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
KLX Inc.[a]	452,466	$32,152,234	0.36%
Other securities[b]		128,698,137	1.46

		160,850,371	1.82
AIR FREIGHT & LOGISTICS
Other securities[b]		31,552,591	0.36

		31,552,591	0.36
AIRLINES
Other securities[b]		26,541,407	0.30

		26,541,407	0.30
AUTO COMPONENTS
Other securities[b]		94,462,228	1.07

		94,462,228	1.07
AUTOMOBILES
Other securities[b]		1,309,194	0.01

		1,309,194	0.01
BANKS
Cathay General Bancorp.	687,083	27,469,578	0.31
Chemical Financial Corp.	638,496	34,912,961	0.40
First Citizens BancShares Inc./NC Class A	66,837	27,619,722	0.31
Fulton Financial Corp.	1,535,390	27,253,172	0.31
Hancock Holding Co.	759,045	39,242,626	0.44
IBERIABANK Corp.	455,158	35,502,324	0.40
Investors Bancorp. Inc.	2,288,521	31,215,426	0.35
MB Financial Inc.	667,035	27,001,577	0.31
Sterling Bancorp./DE	1,919,095	43,275,592	0.49
UMB Financial Corp.	407,126	29,471,851	0.33
Umpqua Holdings Corp.	1,994,098	42,693,638	0.48
United Bankshares Inc./WV	899,940	31,722,885	0.36
Valley National Bancorp.	2,313,175	28,822,160	0.33
Wintrust Financial Corp.	499,413	42,974,489	0.49
Other securities[b]		1,254,401,157	14.19

		1,723,579,158	19.50

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[b]		$1,243,061	0.01%

		1,243,061	0.01
BIOTECHNOLOGY
Bluebird Bio Inc.[a,c]	266,417	45,490,703	0.51
Other securities[b]		238,097,606	2.70

		283,588,309	3.21
BUILDING PRODUCTS
Other securities[b]		43,412,695	0.49

		43,412,695	0.49
CAPITAL MARKETS
Stifel Financial Corp.	600,358	35,559,204	0.40
Other securities[b]		77,456,023	0.88

		113,015,227	1.28
CHEMICALS
Other securities[b]		132,178,787	1.50

		132,178,787	1.50
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		127,249,695	1.44

		127,249,695	1.44
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[a,c]	462,764	30,412,850	0.34
Other securities[b]		100,320,464	1.14

		130,733,314	1.48
CONSTRUCTION & ENGINEERING
Other securities[b]		74,980,957	0.85

		74,980,957	0.85
CONSTRUCTION MATERIALS
Other securities[b]		1,228,692	0.01

		1,228,692	0.01
CONSUMER FINANCE
FirstCash Inc.	341,012	27,707,225	0.31
Other securities[b]		47,152,945	0.54

		74,860,170	0.85
CONTAINERS & PACKAGING
Other securities[b]		3,820,826	0.04

		3,820,826	0.04
DISTRIBUTORS
Other securities[b]		2,454,672	0.03

		2,454,672	0.03

SCHEDULES OF INVESTMENTS	67

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		$64,577,228	0.73%

		64,577,228	0.73
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		15,982,305	0.18

		15,982,305	0.18
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		36,841,487	0.42

		36,841,487	0.42
ELECTRIC UTILITIES
ALLETE Inc.	458,173	33,102,999	0.37
IDACORP Inc.	452,435	39,936,438	0.45
PNM Resources Inc.	715,031	27,349,936	0.31
Portland General Electric Co.	800,565	32,430,888	0.37
Other securities[b]		43,775,679	0.50

		176,595,940	2.00
ELECTRICAL EQUIPMENT
Other securities[b]		33,390,162	0.38

		33,390,162	0.38
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[b]		294,974,471	3.34

		294,974,471	3.34
ENERGY EQUIPMENT & SERVICES
Other securities[b]		220,210,364	2.49

		220,210,364	2.49
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[c]	3,755,451	32,597,315	0.37
Gramercy Property Trust[c]	1,230,729	26,743,741	0.30
Healthcare Realty Trust Inc.	1,097,625	30,415,189	0.34
LaSalle Hotel Properties[c]	1,025,574	29,751,902	0.34
RLJ Lodging Trust	1,529,136	29,726,404	0.34
Sunstone Hotel Investors Inc.[c]	2,031,328	30,916,812	0.35
Other securities[b]		643,557,958	7.28

		823,709,321	9.32

Security	Shares	Value	% of Net Assets
FOOD & STAPLES RETAILING
Other securities[b]		$50,370,213	0.57%

		50,370,213	0.57
FOOD PRODUCTS
Other securities[b]		98,453,906	1.11

		98,453,906	1.11
GAS UTILITIES
New Jersey Resources Corp.	721,719	28,940,932	0.33
ONE Gas Inc.	468,683	30,942,452	0.35
Spire Inc.	422,473	30,544,798	0.35
WGL Holdings Inc.	458,887	38,385,897	0.43
Other securities[b]		70,517,407	0.80

		199,331,486	2.26
HEALTH CARE EQUIPMENT & SUPPLIES
LivaNova PLC[a,c]	436,485	38,628,922	0.44
Other securities[b]		105,627,557	1.19

		144,256,479	1.63
HEALTH CARE PROVIDERS & SERVICES
Other securities[b]		68,498,852	0.78

		68,498,852	0.78
HEALTH CARE TECHNOLOGY
Other securities[b]		31,918,247	0.36

		31,918,247	0.36
HOTELS, RESTAURANTS & LEISURE
ILG Inc.	870,764	27,089,468	0.31
Other securities[b]		125,981,896	1.42

		153,071,364	1.73
HOUSEHOLD DURABLES
Other securities[b]		138,061,280	1.56

		138,061,280	1.56
HOUSEHOLD PRODUCTS
Other securities[b]		18,098,020	0.20

		18,098,020	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[b]		56,352,274	0.64

		56,352,274	0.64
INSURANCE
CNO Financial Group Inc.	1,469,792	31,850,393	0.36

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Selective Insurance Group Inc.	518,553	$31,476,167	0.36%
Other securities[b]		273,218,139	3.09

		336,544,699	3.81
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		16,376,375	0.19

		16,376,375	0.19
INTERNET SOFTWARE & SERVICES
Other securities[b]		41,047,563	0.46

		41,047,563	0.46
IT SERVICES
CACI International Inc. Class Aa	219,671	33,247,206	0.38
Other securities[b]		83,832,691	0.94

		117,079,897	1.32
LEISURE PRODUCTS
Other securities[b]		34,065,164	0.39

		34,065,164	0.39
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		8,879,069	0.10

		8,879,069	0.10
MACHINERY
Rexnord Corp.[a,c]	936,571	27,797,427	0.31
Other securities[b]		244,595,019	2.77

		272,392,446	3.08
MARINE
Other securities[b]		17,153,894	0.19

		17,153,894	0.19
MEDIA
Other securities[b]		109,723,355	1.24

		109,723,355	1.24
METALS & MINING
Allegheny Technologies Inc.[a,c]	1,129,596	26,748,833	0.30
Other securities[b]		169,565,312	1.92

		196,314,145	2.22
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[d]	543,673	9,802,424	0.11
Other securities[b]		148,772,897	1.68

		158,575,321	1.79

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Avista Corp.	577,329	$29,588,111	0.33%
Black Hills Corp.	482,081	26,176,998	0.30
Other securities[b]		29,954,138	0.34

		85,719,247	0.97
MULTILINE RETAIL
Other securities[b]		19,321,054	0.22

		19,321,054	0.22
OIL, GAS & CONSUMABLE FUELS
Delek U.S. Holdings Inc.	721,035	29,346,125	0.33
PDC Energy Inc.[a,c]	593,547	29,101,609	0.33
Other securities[b]		289,558,127	3.28

		348,005,861	3.94
PAPER & FOREST PRODUCTS
Other securities[b]		42,578,238	0.48

		42,578,238	0.48
PERSONAL PRODUCTS
Other securities[b]		6,427,349	0.07

		6,427,349	0.07
PHARMACEUTICALS
Other securities[b]		64,919,344	0.73

		64,919,344	0.73
PROFESSIONAL SERVICES
Other securities[b]		113,714,627	1.29

		113,714,627	1.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		48,722,858	0.55

		48,722,858	0.55
ROAD & RAIL
Other securities[b]		57,537,303	0.65

		57,537,303	0.65
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a,c]	877,349	35,365,938	0.40
Other securities[b]		73,772,216	0.83

		109,138,154	1.23
SOFTWARE
Other securities[b]		69,433,241	0.79

		69,433,241	0.79
SPECIALTY RETAIL
Aaron’s Inc.[c]	569,331	26,530,825	0.30

SCHEDULES OF INVESTMENTS	69

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
American Eagle Outfitters Inc.	1,458,439	$29,066,689	0.33%
Other securities[b]		191,039,667	2.16

		246,637,181	2.79
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		18,124,097	0.21

		18,124,097	0.21
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		83,826,039	0.95

		83,826,039	0.95
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[a]	3,333,006	43,329,078	0.49
PennyMac Financial Services Inc. Class Aa,d	93,191	2,110,776	0.02
Radian Group Inc.	1,949,338	37,115,396	0.42
Washington Federal Inc.	771,165	26,682,309	0.30
Other securities[b]		235,449,157	2.67

		344,686,716	3.90
TOBACCO
Other securities[b]		20,476,311	0.23

		20,476,311	0.23
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		129,375,243	1.46

		129,375,243	1.46
WATER UTILITIES
Other securities[b]		35,096,494	0.40

		35,096,494	0.40
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		2,616,041	0.03

		2,616,041	0.03

TOTAL COMMON STOCKS
(Cost: $8,550,573,468)		8,806,262,079	99.63

RIGHTS

ELECTRICAL EQUIPMENT
Other securities[b]		766,310	0.01

		766,310	0.01

TOTAL RIGHTS
(Cost: $0)		766,310	0.01

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	930,835,655	$930,835,655	10.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	11,973,583	11,973,583	0.14

		942,809,238	10.67

TOTAL SHORT-TERM INVESTMENTS
(Cost: $942,836,102)		942,809,238	10.67

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,493,409,570)		9,749,837,627	110.31
Other Assets, Less Liabilities		(911,216,859)	(10.31)

NET ASSETS		$8,838,620,768	100.00%

[a]	Non-income producing security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	863,378,056	67,457,599	[b]	—	930,835,655	$930,835,655	$12,743,240	[c]	$(60,712)	$(300,249)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,942,334	—		(2,968,751)[b]	11,973,583	11,973,583	156,980		—	—
PennyMac Financial Services Inc. Class A	93,191	—		—	93,191	2,110,776	—		—	521,869
PennyMac Mortgage Investment Trust	610,001	100,980		(167,308)	543,673	9,802,424	1,134,073		(485,738)	613,417

						$954,722,438	$14,034,293		$(546,450)	$835,037

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-Mini	353	Jun 2018	$27,026	$(308,870)

SCHEDULES OF INVESTMENTS	71

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,806,260,340	$5	$1,734	$8,806,262,079
Rights	—	766,310	—	766,310
Money market funds	942,809,238	—	—	942,809,238

Total	$9,749,069,578	$766,315	$1,734	$9,749,837,627

Derivative financial instruments[a]
Liabilities
Futures contracts	$(308,870)	$—	$—	$(308,870)

Total	$(308,870)	$—	$—	$(308,870)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$119,122,665	$756,843,672	$253,813,334
Affiliated (Note 2)	1,265,452	4,927,926	3,620,806

Total cost of investments in securities	$120,388,117	$761,771,598	$257,434,140

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$135,061,846	$977,244,225	$279,192,543
Affiliated (Note 2)	1,546,491	4,927,547	5,231,410
Cash pledged to broker for futures contracts	12,000	77,000	24,000
Cash	38,665	282,957	65,410
Receivables:
Dividends and interest	132,457	533,492	373,347

Total Assets	136,791,459	983,065,221	284,886,710

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	276,678	3,850,501	112,859
Capital shares redeemed	83,845	59,731	—
Investment advisory fees (Note 2)	19,595	174,090	49,942

Total Liabilities	380,118	4,084,322	162,801

NET ASSETS	$136,411,341	$978,980,899	$284,723,909

Net assets consist of:
Paid-in capital	$122,179,213	$782,619,957	$265,129,466
Undistributed net investment income	47,517	111,920	70,152
Accumulated net realized loss	(2,021,015)	(24,058,955)	(7,436,334)
Net unrealized appreciation	16,205,626	220,307,977	26,960,625

NET ASSETS	$136,411,341	$978,980,899	$284,723,909

Shares outstanding [b]	2,250,000	13,300,000	5,650,000

Net asset value per share	$60.63	$73.61	$50.39

[a]	Securities on loan with values of $278,021, $3,890,338 and $104,905, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$16,174,888,294	$27,306,680,831	$31,854,224,080
Affiliated (Note 2)	391,547,391	741,468,102	659,237,879

Total cost of investments in securities	$16,566,435,685	$28,048,148,933	$32,513,461,959

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,202,173,450	$39,905,034,664	$35,699,440,206
Affiliated (Note 2)	427,059,474	741,465,598	807,731,173
Cash pledged to broker for futures contracts	1,865,000	3,054,840	4,400,731
Cash	5,005,479	10,941,359	10,868,465
Receivables:
Investment securities sold	23,343	—	—
Due from custodian (Note 4)	—	11,360	—
Dividends and interest	19,660,965	21,183,766	55,118,120
Capital shares sold	—	771,489	161,604

Total Assets	19,655,787,711	40,682,463,076	36,577,720,299

LIABILITIES
Payables:
Investment securities purchased	—	1,231,595	—
Collateral for securities on loan (Note 1)	299,029,883	699,135,052	353,891,339
Capital shares redeemed	321,134	—	78,649
Securities related to in-kind transactions (Note 4)	19,792	—	—
Investment advisory fees (Note 2)	2,532,718	6,718,961	6,052,860

Total Liabilities	301,903,527	707,085,608	360,022,848

NET ASSETS	$19,353,884,184	$39,975,377,468	$36,217,697,451

Net assets consist of:
Paid-in capital	$16,571,974,659	$28,105,695,998	$33,434,509,051
Undistributed net investment income	2,572,493	2,646,800	3,379,059
Accumulated net realized loss	(281,498,797)	(727,982,300)	(1,210,388,214)
Net unrealized appreciation	3,060,835,829	12,595,016,970	3,990,197,555

NET ASSETS	$19,353,884,184	$39,975,377,468	$36,217,697,451

Shares outstanding [b]	131,850,000	293,900,000	301,950,000

Net asset value per share	$146.79	$136.02	$119.95

[a]	Securities on loan with values of $296,119,570, $694,533,129 and $347,441,755, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$48,360,251,107	$8,281,490,438	$8,538,137,782
Affiliated (Note 2)	5,577,545,547	1,461,575,148	955,271,788

Total cost of investments in securities	$53,937,796,654	$9,743,065,586	$9,493,409,570

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$41,805,965,548	$9,193,684,866	$8,795,115,189
Affiliated (Note 2)	5,574,725,203	1,461,544,549	954,722,438
Cash pledged to broker for futures contracts	4,196,000	560,000	1,373,000
Cash	13,599,659	1,509,389	2,067,098
Receivables:
Investment securities sold	8,888,753	591,182	2,638,097
Due from custodian (Note 4)	56,948	—	—
Dividends and interest	49,091,534	5,839,327	15,647,707
Capital shares sold	4,813,708	1,651,594	—

Total Assets	47,461,337,353	10,665,380,907	9,771,563,529

LIABILITIES
Payables:
Investment securities purchased	89,748,973	272,464	189,979
Collateral for securities on loan (Note 1)	5,433,773,998	1,455,236,308	930,907,916
Capital shares redeemed	11,988,097	716,563	—
Securities related to in-kind transactions (Note 4)	338,860	—	—
Investment advisory fees (Note 2)	6,889,277	1,869,687	1,844,866

Total Liabilities	5,542,739,205	1,458,095,022	932,942,761

NET ASSETS	$41,918,598,148	$9,207,285,885	$8,838,620,768

Net assets consist of:
Paid-in capital	$53,228,056,877	$9,222,022,442	$8,969,201,108
Distributions in excess of net investment income	(800,236)	(571,712)	(2,179,476)
Accumulated net realized loss	(4,751,044,935)	(926,109,214)	(384,520,051)
Net unrealized appreciation (depreciation)	(6,557,613,558)	911,944,369	256,119,187

NET ASSETS	$41,918,598,148	$9,207,285,885	$8,838,620,768

Shares outstanding [b]	275,850,000	48,300,000	72,450,000

Net asset value per share	$151.96	$190.63	$122.00

[a]	Securities on loan with values of $5,354,865,431, $1,437,542,900 and $913,553,457, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,432,550	$14,885,075	$6,453,067
Dividends — affiliated (Note 2)	20,334	14,355	86,591
Securities lending income — affiliated — net (Note 2)	2,630	42,688	1,216

Total investment income	2,455,514	14,942,118	6,540,874

EXPENSES
Investment advisory fees (Note 2)	184,654	1,955,608	516,159
Proxy fees	2,374	19,546	4,897

Total expenses	187,028	1,975,154	521,056

Net investment income	2,268,486	12,966,964	6,019,818

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(166,778)	(4,798,806)	(1,735,009)
Investments — affiliated (Note 2)	(274)	(3,247)	(7,020)
In-kind redemptions — unaffiliated	6,594,489	167,238,505	4,740,501
In-kind redemptions — affiliated (Note 2)	69,969	—	54,786
Futures contracts	39,245	224,123	96,151

Net realized gain	6,536,651	162,660,575	3,149,409

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	5,807,523	12,132,617	5,225,736
Investments — affiliated (Note 2)	164,615	(894)	1,026,944
Futures contracts	(14,594)	(92,197)	(29,188)

Net change in unrealized appreciation/depreciation	5,957,544	12,039,526	6,223,492

Net realized and unrealized gain	12,494,195	174,700,101	9,372,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,762,681	$187,667,065	$15,392,719

[a]	Net of foreign withholding tax of $102, $ — and $463, respectively.

See notes to financial statements.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$363,946,839	$529,111,898	$904,364,000
Dividends — affiliated (Note 2)	2,449,756	722,361	8,968,083
Interest — unaffiliated	12,421	21,696	26,852
Securities lending income — affiliated — net (Note 2)	1,706,764	4,598,541	1,801,267

Total investment income	368,115,780	534,454,496	915,160,202

EXPENSES
Investment advisory fees (Note 2)	28,792,969	73,498,356	72,979,335
Proxy fees	388,021	771,789	808,688

Total expenses	29,180,990	74,270,145	73,788,023

Net investment income	338,934,790	460,184,351	841,372,179

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(49,654,873)	2,407,859	(385,516,257)
Investments — affiliated (Note 2)	(124,253)	(106,767)	(646,303)
In-kind redemptions — unaffiliated	1,461,596,406	2,755,415,427	3,400,687,796
In-kind redemptions — affiliated (Note 2)	8,956,161	—	48,388,473
Futures contracts	8,041,593	16,956,503	21,620,066

Net realized gain	1,428,815,034	2,774,673,022	3,084,533,775

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	678,688,392	3,932,990,420	(1,366,841,712)
Investments — affiliated (Note 2)	18,625,240	(269,629)	62,371,712
Futures contracts	(1,972,754)	(3,299,083)	(3,877,326)

Net change in unrealized appreciation/depreciation	695,340,878	3,929,421,708	(1,308,347,326)

Net realized and unrealized gain	2,124,155,912	6,704,094,730	1,776,186,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,463,090,702	$7,164,279,081	$2,617,558,628

[a]	Net of foreign withholding tax of $26,335, $6,085 and $99,949, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$485,299,002	$58,018,283	$155,882,779
Dividends — affiliated (Note 2)	3,227,881	136,402	1,291,053
Interest — unaffiliated	22,392	4,355	5,438
Securities lending income — affiliated — net (Note 2)	79,578,845	21,965,885	12,743,240

Total investment income	568,128,120	80,124,925	169,922,510

EXPENSES
Investment advisory fees (Note 2)	77,149,262	20,593,602	21,455,988
Proxy fees	868,654	167,916	187,991

Total expenses	78,017,916	20,761,518	21,643,979

Net investment income	490,110,204	59,363,407	148,278,531

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,283,517,399)	(94,252,334)	(87,080,360)
Investments — affiliated (Note 2)	(3,150,289)	(115,412)	(566,525)
In-kind redemptions — unaffiliated	5,900,882,759	779,994,470	829,666,409
In-kind redemptions — affiliated (Note 2)	566,028	—	20,075
Futures contracts	12,336,536	2,497,452	2,942,631

Net realized gain	4,627,117,635	688,124,176	744,982,230

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(927,333,342)	677,499,181	(475,647,233)
Investments — affiliated (Note 2)	1,954,804	(495,001)	835,037
Futures contracts	(1,972,199)	(495,228)	(626,821)

Net change in unrealized appreciation/depreciation	(927,350,737)	676,508,952	(475,439,017)

Net realized and unrealized gain	3,699,766,898	1,364,633,128	269,543,213

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,189,877,102	$1,423,996,535	$417,821,744

[a]	Net of foreign withholding tax of $51,020, $6,222 and $17,041, respectively.

See notes to financial statements.

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,268,486	$2,074,456	$12,966,964	$10,158,114
Net realized gain	6,536,651	1,807,132	162,660,575	21,357,868
Net change in unrealized appreciation/depreciation	5,957,544	12,422,040	12,039,526	72,127,281

Net increase in net assets resulting from operations	14,762,681	16,303,628	187,667,065	103,643,263

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,239,964)	(2,094,212)	(12,855,044)	(10,326,401)

Total distributions to shareholders	(2,239,964)	(2,094,212)	(12,855,044)	(10,326,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,274,367	21,881,854	308,262,805	172,863,916
Cost of shares redeemed	(26,750,125)	(22,705,887)	(352,014,834)	(49,741,669)

Net increase (decrease) in net assets from capital share transactions	21,524,242	(824,033)	(43,752,029)	123,122,247

INCREASE IN NET ASSETS	34,046,959	13,385,383	131,059,992	216,439,109

NET ASSETS
Beginning of year	102,364,382	88,978,999	847,920,907	631,481,798

End of year	$136,411,341	$102,364,382	$978,980,899	$847,920,907

Undistributed net investment income included in net assets at end of year	$47,517	$—	$111,920	$—

SHARES ISSUED AND REDEEMED
Shares sold	800,000	450,000	4,450,000	2,950,000
Shares redeemed	(450,000)	(450,000)	(4,950,000)	(900,000)

Net increase (decrease) in shares outstanding	350,000	—	(500,000)	2,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,019,818	$4,383,466	$338,934,790	$306,253,880
Net realized gain	3,149,409	1,851,109	1,428,815,034	1,048,326,875
Net change in unrealized appreciation/depreciation	6,223,492	23,613,771	695,340,878	1,206,292,319

Net increase in net assets resulting from operations	15,392,719	29,848,346	2,463,090,702	2,560,873,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,949,666)	(4,397,595)	(341,552,628)	(314,456,461)

Total distributions to shareholders	(5,949,666)	(4,397,595)	(341,552,628)	(314,456,461)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	68,598,272	49,697,170	3,585,275,352	3,589,055,151
Cost of shares redeemed	(19,837,875)	(19,064,325)	(3,855,675,529)	(3,134,490,497)

Net increase (decrease) in net assets from capital share transactions	48,760,397	30,632,845	(270,400,177)	454,564,654

INCREASE IN NET ASSETS	58,203,450	56,083,596	1,851,137,897	2,700,981,267

NET ASSETS
Beginning of year	226,520,459	170,436,863	17,502,746,287	14,801,765,020

End of year	$284,723,909	$226,520,459	$19,353,884,184	$17,502,746,287

Undistributed net investment income included in net assets at end of year	$70,152	$—	$2,572,493	$39,176

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	1,050,000	25,400,000	29,650,000
Shares redeemed	(400,000)	(450,000)	(26,900,000)	(26,050,000)

Net increase (decrease) in shares outstanding	950,000	600,000	(1,500,000)	3,600,000

See notes to financial statements.

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$460,184,351	$426,401,022	$841,372,179	$727,033,383
Net realized gain	2,774,673,022	1,675,332,883	3,084,533,775	1,161,888,799
Net change in unrealized appreciation/depreciation	3,929,421,708	2,471,387,670	(1,308,347,326)	3,519,747,906

Net increase in net assets resulting from operations	7,164,279,081	4,573,121,575	2,617,558,628	5,408,670,088

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(457,618,593)	(437,698,469)	(846,876,853)	(746,611,785)

Total distributions to shareholders	(457,618,593)	(437,698,469)	(846,876,853)	(746,611,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,172,031,748	4,798,576,327	8,881,843,644	10,222,009,130
Cost of shares redeemed	(5,207,835,189)	(4,306,825,844)	(10,939,786,017)	(4,709,268,900)

Net increase (decrease) in net assets from capital share transactions	(1,035,803,441)	491,750,483	(2,057,942,373)	5,512,740,230

INCREASE (DECREASE) IN NET ASSETS	5,670,857,047	4,627,173,589	(287,260,598)	10,174,798,533

NET ASSETS
Beginning of year	34,304,520,421	29,677,346,832	36,504,958,049	26,330,159,516

End of year	$39,975,377,468	$34,304,520,421	$36,217,697,451	$36,504,958,049

Undistributed net investment income included in net assets at end of year	$2,646,800	$82,343	$3,379,059	$13,219,835

SHARES ISSUED AND REDEEMED
Shares sold	32,700,000	45,650,000	75,100,000	95,850,000
Shares redeemed	(40,350,000)	(41,400,000)	(90,850,000)	(44,600,000)

Net increase (decrease) in shares outstanding	(7,650,000)	4,250,000	(15,750,000)	51,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$490,110,204	$437,645,475	$59,363,407	$63,996,225
Net realized gain	4,627,117,635	3,948,149,155	688,124,176	29,054,988
Net change in unrealized appreciation/depreciation	(927,350,737)	2,692,587,909	676,508,952	1,266,896,333

Net increase in net assets resulting from operations	4,189,877,102	7,078,382,539	1,423,996,535	1,359,947,546

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(527,736,639)	(485,868,639)	(64,606,694)	(70,749,089)

Total distributions to shareholders	(527,736,639)	(485,868,639)	(64,606,694)	(70,749,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	87,626,149,119	103,312,086,742	3,080,142,955	3,064,940,710
Cost of shares redeemed	(87,462,651,643)	(97,155,527,555)	(2,863,085,565)	(2,665,611,210)

Net increase in net assets from capital share transactions	163,497,476	6,156,559,187	217,057,390	399,329,500

INCREASE IN NET ASSETS	3,825,637,939	12,749,073,087	1,576,447,231	1,688,527,957

NET ASSETS
Beginning of year	38,092,960,209	25,343,887,122	7,630,838,654	5,942,310,697

End of year	$41,918,598,148	$38,092,960,209	$9,207,285,885	$7,630,838,654

Distributions in excess of net investment income included in net assets at end of year	$(800,236)	$(449,814)	$(571,712)	$(30,599)

SHARES ISSUED AND REDEEMED
Shares sold	601,400,000	821,650,000	17,150,000	20,500,000
Shares redeemed	(602,200,000)	(773,850,000)	(16,000,000)	(18,100,000)

Net increase (decrease) in shares outstanding	(800,000)	47,800,000	1,150,000	2,400,000

See notes to financial statements.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$148,278,531	$128,325,125
Net realized gain	744,982,230	266,962,999
Net change in unrealized appreciation/depreciation	(475,439,017)	1,355,455,593

Net increase in net assets resulting from operations	417,821,744	1,750,743,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(162,871,710)	(143,053,363)

Total distributions to shareholders	(162,871,710)	(143,053,363)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,673,435,874	3,258,971,547
Cost of shares redeemed	(2,877,373,331)	(1,867,117,142)

Net increase (decrease) in net assets from capital share transactions	(203,937,457)	1,391,854,405

INCREASE IN NET ASSETS	51,012,577	2,999,544,759

NET ASSETS
Beginning of year	8,787,608,191	5,788,063,432

End of year	$8,838,620,768	$8,787,608,191

Distributions in excess of net investment income included in net assets at end of year	$(2,179,476)	$(2,678,557)

SHARES ISSUED AND REDEEMED
Shares sold	22,000,000	29,950,000
Shares redeemed	(23,850,000)	(17,700,000)

Net increase (decrease) in shares outstanding	(1,850,000)	12,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$53.88	$46.83	$46.70	$42.46	$35.58

Income from investment operations:
Net investment income[a]	1.08	1.00	0.96	0.87	0.81
Net realized and unrealized gain[b]	6.71	7.06	0.14	4.25	6.85

Total from investment operations	7.79	8.06	1.10	5.12	7.66

Less distributions from:
Net investment income	(1.04)	(1.01)	(0.97)	(0.88)	(0.78)

Total distributions	(1.04)	(1.01)	(0.97)	(0.88)	(0.78)

Net asset value, end of year	$60.63	$53.88	$46.83	$46.70	$42.46

Total return	14.55%	17.38%	2.40%	12.10%	21.71%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$136,411	$102,364	$88,979	$93,402	$76,433
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.84%	2.01%	2.06%	1.92%	2.06%
Portfolio turnover rate[d]	5%	7%	7%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$61.44	$53.74	$51.75	$45.27	$37.58

Income from investment operations:
Net investment income[a]	0.92	0.86	0.83	0.79	0.72
Net realized and unrealized gain[b]	12.18	7.69	2.00	6.46	7.69

Total from investment operations	13.10	8.55	2.83	7.25	8.41

Less distributions from:
Net investment income	(0.93)	(0.85)	(0.84)	(0.77)	(0.72)

Total distributions	(0.93)	(0.85)	(0.84)	(0.77)	(0.72)

Net asset value, end of year	$73.61	$61.44	$53.74	$51.75	$45.27

Total return	21.43%	16.06%	5.52%	16.08%	22.53%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$978,981	$847,921	$631,482	$657,175	$459,480
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.33%	1.52%	1.59%	1.62%	1.73%
Portfolio turnover rate[d]	11%	15%	16%	10%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$48.20	$41.57	$43.14	$40.86	$34.54

Income from investment operations:
Net investment income[a]	1.17	1.10	1.04	0.99	0.85
Net realized and unrealized gain (loss)[b]	2.15	6.59	(1.44)	2.30	6.26

Total from investment operations	3.32	7.69	(0.40)	3.29	7.11

Less distributions from:
Net investment income	(1.13)	(1.06)	(1.17)	(1.01)	(0.79)

Total distributions	(1.13)	(1.06)	(1.17)	(1.01)	(0.79)

Net asset value, end of year	$50.39	$48.20	$41.57	$43.14	$40.86

Total return	6.93%	18.68%	(0.91)%	8.06%	20.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$284,724	$226,520	$170,437	$181,173	$185,929
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.33%	2.44%	2.47%	2.30%	2.26%
Portfolio turnover rate[c]	13%	14%	16%	13%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$131.25	$114.08	$115.94	$104.81	$87.30

Income from investment operations:
Net investment income[a]	2.50	2.30	2.22	2.03	1.79
Net realized and unrealized gain (loss)[b]	15.54	17.21	(1.78)	11.10	17.49

Total from investment operations	18.04	19.51	0.44	13.13	19.28

Less distributions from:
Net investment income	(2.50)	(2.34)	(2.30)	(2.00)	(1.77)

Total distributions	(2.50)	(2.34)	(2.30)	(2.00)	(1.77)

Net asset value, end of year	$146.79	$131.25	$114.08	$115.94	$104.81

Total return	13.83%	17.27%	0.41%	12.59%	22.25%

Ratios/Supplemental data:
Net assets, end of year (000s)	$19,353,884	$17,502,746	$14,801,765	$11,397,310	$8,892,931
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.77%	1.89%	1.96%	1.82%	1.86%
Portfolio turnover rate[c]	4%	4%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$113.76	$99.82	$98.94	$86.57	$71.43

Income from investment operations:
Net investment income[a]	1.55	1.44	1.41	1.32	1.17
Net realized and unrealized gain[b]	22.26	13.97	0.87	12.36	15.13

Total from investment operations	23.81	15.41	2.28	13.68	16.30

Less distributions from:
Net investment income	(1.55)	(1.47)	(1.40)	(1.31)	(1.16)

Total distributions	(1.55)	(1.47)	(1.40)	(1.31)	(1.16)

Net asset value, end of year	$136.02	$113.76	$99.82	$98.94	$86.57

Total return	21.02%	15.56%	2.34%	15.87%	22.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$39,975,377	$34,304,520	$29,677,347	$29,148,989	$22,992,882
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.21%	1.38%	1.44%	1.42%	1.47%
Portfolio turnover rate[c]	13%	14%	16%	13%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$114.90	$98.82	$103.08	$96.45	$81.24

Income from investment operations:
Net investment income[a]	2.67	2.49	2.34	2.16	1.93
Net realized and unrealized gain (loss)[b]	5.08	16.08	(4.08)	6.60	15.20

Total from investment operations	7.75	18.57	(1.74)	8.76	17.13

Less distributions from:
Net investment income	(2.70)	(2.49)	(2.52)	(2.13)	(1.92)

Total distributions	(2.70)	(2.49)	(2.52)	(2.13)	(1.92)

Net asset value, end of year	$119.95	$114.90	$98.82	$103.08	$96.45

Total return	6.78%	18.96%	(1.66)%	9.10%	21.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$36,217,697	$36,504,958	$26,330,160	$25,796,793	$21,286,193
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.23%	2.32%	2.36%	2.13%	2.17%
Portfolio turnover rate[c]	15%	13%	16%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$137.69	$110.74	$124.39	$116.43	$94.46

Income from investment operations:
Net investment income[a]	1.79	1.78	1.66	1.59	1.36
Net realized and unrealized gain (loss)[b]	14.38	27.08	(13.63)	7.96	22.06

Total from investment operations	16.17	28.86	(11.97)	9.55	23.42

Less distributions from:
Net investment income	(1.90)	(1.91)	(1.68)	(1.59)	(1.45)

Total distributions	(1.90)	(1.91)	(1.68)	(1.59)	(1.45)

Net asset value, end of year	$151.96	$137.69	$110.74	$124.39	$116.43

Total return	11.80%	26.25%	(9.67)%	8.29%	24.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$41,918,598	$38,092,960	$25,343,887	$30,916,605	$28,815,539
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.23%	1.42%	1.43%	1.37%	1.28%
Portfolio turnover rate[c]	16%	15%	17%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$161.84	$132.79	$151.62	$136.14	$107.78

Income from investment operations:
Net investment income[a]	1.23	1.42	1.17	1.11	0.90
Net realized and unrealized gain (loss)[b]	28.91	29.18	(18.80)	15.47	28.45

Total from investment operations	30.14	30.60	(17.63)	16.58	29.35

Less distributions from:
Net investment income	(1.35)	(1.55)	(1.20)	(1.10)	(0.99)

Total distributions	(1.35)	(1.55)	(1.20)	(1.10)	(0.99)

Net asset value, end of year	$190.63	$161.84	$132.79	$151.62	$136.14

Total return	18.68%	23.16%	(11.67)%	12.25%	27.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,207,286	$7,630,839	$5,942,311	$7,323,280	$6,364,359
Ratio of expenses to average net assets	0.24%	0.24%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.70%	0.96%	0.82%	0.81%	0.72%
Portfolio turnover rate[c]	26%	28%	28%	30%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$118.27	$93.28	$103.22	$100.88	$83.97

Income from investment operations:
Net investment income[a]	2.03	1.92	1.89	1.85	1.62
Net realized and unrealized gain (loss)[b]	3.93	25.16	(9.88)	2.46	17.11

Total from investment operations	5.96	27.08	(7.99)	4.31	18.73

Less distributions from:
Net investment income	(2.23)	(2.09)	(1.95)	(1.97)	(1.82)

Total distributions	(2.23)	(2.09)	(1.95)	(1.97)	(1.82)

Net asset value, end of year	$122.00	$118.27	$93.28	$103.22	$100.88

Total return	5.06%	29.25%	(7.76)%	4.34%	22.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,838,621	$8,787,608	$5,788,063	$6,208,855	$6,007,288
Ratio of expenses to average net assets	0.24%	0.24%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.67%	1.79%	1.98%	1.86%	1.76%
Portfolio turnover rate[c]	23%	24%	26%	26%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Top 200
Merrill Lynch, Pierce, Fenner & Smith	$278,021	$276,598	$(1,423)

Russell Top 200 Growth
Barclays Capital Inc.	$3,631,078	$3,586,401	$(44,677)
HSBC Bank PLC	17,434	17,434	—
JPMorgan Securities LLC	241,826	241,826	—

	$3,890,338	$3,845,661	$(44,677)

Russell Top 200 Value
Merrill Lynch, Pierce, Fenner & Smith	$104,905	$104,905	$—

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 1000
Barclays Capital Inc.	$4,699,624	$4,699,624	$—
BNP Paribas New York Branch	136,080	136,080	—
BNP Paribas Prime Brokerage International Ltd.	8,072,347	8,072,347	—
BNP Paribas Securities Corp.	3,981,462	3,952,147	(29,315)
Citigroup Global Markets Inc.	45,318,578	45,318,578	—
Credit Suisse Securities (USA) LLC	3,301,377	3,301,377	—
Deutsche Bank Securities Inc.	8,988,279	8,988,279	—
Goldman Sachs & Co.	46,404,336	46,404,336	—
HSBC Bank PLC	4,737,521	4,737,521	—
Jefferies LLC	5,947	5,947	—
JPMorgan Securities LLC	45,229,955	45,229,955	—
Merrill Lynch, Pierce, Fenner & Smith	26,969,194	26,969,194	—
Mizuho Securities USA Inc.	742,785	742,785	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	52,245,466	52,245,466	—
National Financial Services LLC	2,381,979	2,381,979	—
Nomura Securities International Inc.	441,374	441,374	—
Scotia Capital (USA) Inc.	8,193,834	8,193,834	—
SG Americas Securities LLC	3,780,668	3,780,668	—
State Street Bank & Trust Company	15,877,370	15,877,370	—
UBS AG	3,066,324	3,049,261	(17,063)
UBS Securities LLC	7,124,283	7,124,283	—
Wells Fargo Securities LLC	4,420,787	4,420,787	—

	$296,119,570	$296,073,192	$(46,378)

Russell 1000 Growth
Barclays Capital Inc.	$6,846,905	$6,846,905	$—
BNP Paribas New York Branch	1,673,885	1,673,885	—
BNP Paribas Prime Brokerage International Ltd.	11,932,357	11,932,357	—
BNP Paribas Securities Corp.	9,823,968	9,773,920	(50,048)
Citigroup Global Markets Inc.	71,874,685	71,874,685	—
Credit Suisse Securities (USA) LLC	14,883,487	14,853,574	(29,913)
Deutsche Bank Securities Inc.	28,200,850	28,200,850	—
Goldman Sachs & Co.	63,531,524	63,407,656	(123,868)
HSBC Bank PLC	10,470,055	10,470,055	—
Jefferies LLC	1,533,218	1,527,665	(5,553)
JPMorgan Securities LLC	166,130,556	166,130,556	—
Merrill Lynch, Pierce, Fenner & Smith	100,111,417	100,111,417	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	122,119,320	122,119,320	—
National Financial Services LLC	12,129,514	12,129,514	—
Nomura Securities International Inc.	9,811	9,811	—
Scotia Capital (USA) Inc.	1,190,398	1,190,398	—
SG Americas Securities LLC	3,377,804	3,377,804	—
State Street Bank & Trust Company	35,299,581	35,299,581	—
UBS AG	1,846,790	1,846,790	—
UBS Securities LLC	16,091,428	16,091,428	—
Wells Fargo Securities LLC	15,455,576	15,455,576	—

	$694,533,129	$694,323,747	$(209,382)

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 1000 Value
Barclays Capital Inc.	$2,852,692	$2,852,692	$—
BNP Paribas New York Branch	327	327	—
BNP Paribas Prime Brokerage International Ltd.	5,769,410	5,769,410	—
BNP Paribas Securities Corp.	1,580,077	1,574,348	(5,729)
Citigroup Global Markets Inc.	69,731,352	69,731,352	—
Credit Suisse Securities (USA) LLC	3,062,586	3,062,586	—
Deutsche Bank Securities Inc.	4,078,511	4,078,511	—
Goldman Sachs & Co.	37,256,262	37,256,262	—
HSBC Bank PLC	1,041,135	1,024,906	(16,229)
Jefferies LLC	949,300	949,300	—
JPMorgan Securities LLC	66,269,061	66,269,061	—
Merrill Lynch, Pierce, Fenner & Smith	34,616,218	34,616,218	—
Mizuho Securities USA Inc.	8,153,858	8,153,858	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	74,290,596	74,290,596	—
National Financial Services LLC	7,929	7,929	—
Nomura Securities International Inc.	2,444,053	2,444,053	—
Scotia Capital (USA) Inc.	52,182	50,392	(1,790)
SG Americas Securities LLC	6,917,137	6,917,137	—
State Street Bank & Trust Company	3,291,326	3,291,326	—
UBS AG	6,336,265	6,336,265	—
UBS Securities LLC	13,429,219	13,429,219	—
Wells Fargo Securities LLC	5,312,259	5,312,259	—

	$347,441,755	$347,418,007	$(23,748)

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 2000
Barclays Capital Inc.	$96,312,520	$96,312,520	$—
BNP Paribas New York Branch	42,147,187	42,147,187	—
BNP Paribas Prime Brokerage International Ltd.	108,015,287	108,015,287	—
BNP Paribas Securities Corp.	38,169,442	38,169,442	—
Citigroup Global Markets Inc.	500,682,872	500,682,872	—
Credit Suisse Securities (USA) LLC	284,441,014	284,441,014	—
Deutsche Bank Securities Inc.	267,977,142	267,977,142	—
Goldman Sachs & Co.	1,005,594,554	1,005,594,554	—
HSBC Bank PLC	63,595,510	63,595,510	—
Jefferies LLC	38,200,622	38,200,622	—
JPMorgan Securities LLC	917,924,644	917,924,644	—
Merrill Lynch, Pierce, Fenner & Smith	359,298,299	359,298,299	—
Mizuho Securities USA Inc.	1,026,327	1,026,327	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	987,540,265	987,540,265	—
National Financial Services LLC	174,110,441	174,110,441	—
Nomura Securities International Inc.	11,396,462	11,396,462	—
RBC Capital Markets LLC	76,787	76,787	—
Scotia Capital (USA) Inc.	27,265,488	27,265,488	—
SG Americas Securities LLC	25,223,388	25,223,388	—
State Street Bank & Trust Company	112,430,016	112,430,016	—
UBS AG	56,490,983	56,490,983	—
UBS Securities LLC	86,503,738	86,503,738	—
Wells Fargo Securities LLC	150,442,443	150,442,443	—

	$5,354,865,431	$5,354,865,431	$—

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 2000 Growth
Barclays Capital Inc.	$31,442,022	$31,442,022	$—
BNP Paribas New York Branch	6,968,032	6,968,032	—
BNP Paribas Prime Brokerage International Ltd.	40,235,987	40,235,987	—
BNP Paribas Securities Corp.	10,139,230	9,767,832	(371,398)
Citigroup Global Markets Inc.	119,090,342	119,090,342	—
Credit Suisse Securities (USA) LLC	100,031,862	100,031,862	—
Deutsche Bank Securities Inc.	88,238,555	88,238,555	—
Goldman Sachs & Co.	232,296,582	232,296,582	—
HSBC Bank PLC	51,327,043	51,327,043	—
Jefferies LLC	11,477,828	11,477,828	—
JPMorgan Securities LLC	206,873,492	206,873,492	—
Merrill Lynch, Pierce, Fenner & Smith	118,985,481	118,985,481	—
Mizuho Securities USA Inc.	1,692,155	1,692,155	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	257,502,727	257,502,727	—
National Financial Services LLC	32,017,410	32,017,410	—
Nomura Securities International Inc.	3,197,733	3,197,733	—
Scotia Capital (USA) Inc.	7,676,571	7,676,571	—
SG Americas Securities LLC	21,555,847	21,555,847	—
State Street Bank & Trust Company	29,659,268	29,659,268	—
UBS AG	14,550,802	14,550,802	—
UBS Securities LLC	18,492,969	18,492,969	—
Wells Fargo Securities LLC	34,090,962	34,090,962	—

	$1,437,542,900	$1,437,171,502	$(371,398)

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 2000 Value
Barclays Capital Inc.	$33,012,862	$33,012,862	$—
BNP Paribas New York Branch	5,686,390	5,686,390	—
BNP Paribas Prime Brokerage International Ltd.	9,886,504	9,886,504	—
BNP Paribas Securities Corp.	848,584	831,825	(16,759)
Citigroup Global Markets Inc.	95,981,787	95,981,787	—
Credit Suisse Securities (USA) LLC	44,008,253	44,008,253	—
Deutsche Bank Securities Inc.	60,141,707	60,141,707	—
Goldman Sachs & Co.	140,099,849	140,099,849	—
HSBC Bank PLC	11,715,170	11,715,170	—
Jefferies LLC	3,912,574	3,912,574	—
JPMorgan Securities LLC	162,714,148	162,714,148	—
Merrill Lynch, Pierce, Fenner & Smith	76,339,057	76,339,057	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	158,795,292	158,795,292	—
National Financial Services LLC	10,954,105	10,954,105	—
Nomura Securities International Inc.	362,756	362,756	—
Scotia Capital (USA) Inc.	5,530,820	5,530,820	—
SG Americas Securities LLC	1,655,894	1,655,894	—
State Street Bank & Trust Company	7,801,198	7,801,198	—
UBS AG	5,738,190	5,738,190	—
UBS Securities LLC	44,030,672	44,030,672	—
Wells Fargo Securities LLC	34,337,645	34,337,645	—

	$913,553,457	$913,536,698	$(16,759)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$1,145
Russell Top 200 Growth	19,012
Russell Top 200 Value	576
Russell 1000	791,443
Russell 1000 Growth	2,096,208

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$853,352
Russell 2000	32,079,562
Russell 2000 Growth	8,901,692
Russell 2000 Value	5,141,869

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$1,996,056	$1,987,534
Russell Top 200 Growth	38,036,186	54,428,026
Russell Top 200 Value	23,298,065	5,200,718
Russell 1000	213,481,583	166,373,239
Russell 1000 Growth	2,272,753,476	3,567,165,472
Russell 1000 Value	4,032,601,245	1,035,026,503
Russell 2000	687,440,484	1,561,209,604
Russell 2000 Growth	843,583,608	1,198,240,252
Russell 2000 Value	877,701,028	891,775,103

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$6,660,267	$6,693,480
Russell Top 200 Growth	104,728,863	106,235,023
Russell Top 200 Value	32,803,778	32,783,270
Russell 1000	948,278,686	851,389,691
Russell 1000 Growth	5,141,189,309	4,956,298,583
Russell 1000 Value	5,781,996,584	5,551,579,185
Russell 2000	7,524,671,822	6,325,952,071
Russell 2000 Growth	2,423,642,480	2,201,791,949
Russell 2000 Value	2,415,275,670	2,064,224,672

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$48,166,447	$26,637,484
Russell Top 200 Growth	307,641,598	350,671,808
Russell Top 200 Value	68,445,554	19,826,282
Russell 1000	3,568,123,976	3,826,657,453
Russell 1000 Growth	4,160,140,788	5,181,953,854
Russell 1000 Value	8,824,731,539	10,865,297,582
Russell 2000	85,423,711,124	85,158,587,731
Russell 2000 Growth	3,040,723,483	2,820,936,259
Russell 2000 Value	2,571,833,791	2,792,371,781

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$14,594	$92,197	$29,188

Liabilities
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,961,410	$3,334,359	$3,511,865

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Continued)

iSHARES® TRUST

Liabilities
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$507,655	$219,460	$308,870

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Futures contracts	$39,245	$224,123	$96,151

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Futures contracts	$(14,594)	$(92,197)	$(29,188)

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Futures contracts	$8,041,593	$16,956,503	$21,620,066

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Futures contracts	$(1,972,754)	$(3,299,083)	$(3,877,326)

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Futures contracts	$12,336,536	$2,497,452	$2,942,631

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 Value ETF
Futures contracts	$(1,972,199)	$(495,228)	$(626,821)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Average notional value of contracts purchased	$104,781	$856,404	$313,404

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average notional value of contracts purchased	$43,792,420	$73,933,854	$91,425,993

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average notional value of contracts purchased	$95,760,199	$11,383,706	$27,727,621

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, the characterization of corporate actions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$6,471,101	$18,995	$(6,490,096)
Russell Top 200 Growth	166,166,508	—	(166,166,508)
Russell Top 200 Value	4,611,250	—	(4,611,250)
Russell 1000	1,217,231,718	5,151,155	(1,222,382,873)
Russell 1000 Growth	1,204,368,113	(1,301)	(1,204,366,812)
Russell 1000 Value	2,579,326,944	(4,336,102)	(2,574,990,842)
Russell 2000	4,276,953,631	37,276,013	(4,314,229,644)
Russell 2000 Growth	144,018,862	4,702,174	(148,721,036)
Russell 2000 Value	290,327,342	15,092,260	(305,419,602)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Russell Top 200
Ordinary income	$2,239,964	$2,094,212

Russell Top 200 Growth
Ordinary income	$12,855,044	$10,326,401

Russell Top 200 Value
Ordinary income	$5,949,666	$4,397,595

Russell 1000
Ordinary income	$341,552,628	$314,456,461

Russell 1000 Growth
Ordinary income	$457,618,593	$437,698,469

Russell 1000 Value
Ordinary income	$846,876,853	$746,611,785

Russell 2000
Ordinary income	$527,736,639	$485,868,639

Russell 2000 Growth
Ordinary income	$64,606,694	$70,749,089

Russell 2000 Value
Ordinary income	$162,871,710	$143,053,363

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell Top 200	$47,517	$(1,777,241)	$15,961,852	$—	$14,232,128
Russell Top 200 Growth	111,920	(20,850,813)	217,099,835	—	196,360,942
Russell Top 200 Value	70,152	(4,734,256)	24,258,547	—	19,594,443
Russell 1000	2,601,509	(39,212,377)	2,818,520,393	—	2,781,909,525
Russell 1000 Growth	2,372,048	(575,484,033)	12,442,793,455	—	11,869,681,470
Russell 1000 Value	3,445,644	(333,197,910)	3,112,940,666	—	2,783,188,400
Russell 2000	—	(4,463,921,801)	(6,845,536,928)	—	(11,309,458,729)
Russell 2000 Growth	—	(854,930,550)	840,193,993	—	(14,736,557)
Russell 2000 Value	—	(200,500,230)	72,028,002	(2,108,112)	(130,580,340)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Russell Top 200	$1,770,484	$6,757	$1,777,241
Russell Top 200 Growth	16,956,012	3,894,801	20,850,813
Russell Top 200 Value	1,324,031	3,410,225	4,734,256
Russell 1000	29,448,389	9,763,988	39,212,377
Russell 1000 Growth	176,529,082	398,954,951	575,484,033
Russell 1000 Value	185,214,971	147,982,939	333,197,910
Russell 2000	4,094,616,145	369,305,656	4,463,921,801
Russell 2000 Growth	578,557,260	276,373,290	854,930,550
Russell 2000 Value	87,131,665	113,368,565	200,500,230

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell Top 200	$127,540
Russell Top 200 Value	226,508
Russell 1000	2,969,610
Russell 1000 Growth	29,429,730
Russell 2000 Value	33,992,879

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$120,646,485	$21,998,184	$(6,036,332)	$15,961,852
Russell Top 200 Growth	765,071,937	230,357,669	(13,257,834)	217,099,835
Russell Top 200 Value	260,165,406	40,633,250	(16,374,703)	24,258,547
Russell 1000	16,810,712,531	4,002,784,706	(1,184,264,313)	2,818,520,393
Russell 1000 Growth	28,203,706,807	12,962,058,773	(519,265,318)	12,442,793,455
Russell 1000 Value	33,394,230,713	5,911,356,051	(2,798,415,385)	3,112,940,666
Russell 2000	54,226,227,679	1,484,953,915	(8,330,490,843)	(6,845,536,928)
Russell 2000 Growth	9,815,035,422	1,650,799,568	(810,605,575)	840,193,993
Russell 2000 Value	9,677,809,625	1,176,652,078	(1,104,624,076)	72,028,002

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	111

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF,

iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and

iShares Russell 2000 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF and iShares Russell Top 200 Value ETF and summary schedules of investments of iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (nine of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”), as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Russell Top 200	$2,391,543
Russell Top 200 Growth	14,228,481
Russell Top 200 Value	6,496,596
Russell 1000	347,240,689
Russell 1000 Growth	500,126,613

iShares ETF	Qualified Dividend Income
Russell 1000 Value	$854,834,470
Russell 2000	364,510,628
Russell 2000 Growth	50,104,948
Russell 2000 Value	118,097,248

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Russell Top 200	99.33%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	93.57
Russell 1000 Growth	100.00

iShares ETF	Dividends- Received Deduction
Russell 1000 Value	90.97%
Russell 2000	63.54
Russell 2000 Growth	74.08
Russell 2000 Value	64.25

TAX INFORMATION	113

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$1.038549	$—	$0.004368	$1.042917	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.926725	—	0.006611	0.933336	99	—	1		100
Russell Top 200 Value	1.132313	—	0.002381	1.134694	100	—	0	[a]	100
Russell 1000	2.468235	—	0.036337	2.504572	99	—	1		100
Russell 1000 Growth	1.530994	—	0.016348	1.547342	99	—	1		100
Russell 1000 Value	2.647163	—	0.048171	2.695334	98	—	2		100
Russell 2000	1.791472	—	0.107817	1.899289	94	—	6		100
Russell 2000 Growth	1.310833	—	0.039189	1.350022	97	—	3		100
Russell 2000 Value	2.086055	—	0.147941	2.233996	93	—	7		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	675	51.13
At NAV	182	13.79
Less than 0.0% and Greater than –0.5%	462	35.00

	1,320	100.00%

iShares Russell Top 200 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	714	54.09%
At NAV	191	14.47
Less than 0.0% and Greater than –0.5%	415	31.44

	1,320	100.00%

SUPPLEMENTAL INFORMATION	115

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Top 200 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	758	57.42%
At NAV	165	12.50
Less than 0.0% and Greater than –0.5%	397	30.08

	1,320	100.00%

iShares Russell 1000 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	625	47.35%
At NAV	250	18.94
Less than 0.0% and Greater than –0.5%	445	33.71

	1,320	100.00%

iShares Russell 1000 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	609	46.14%
At NAV	268	20.30
Less than 0.0% and Greater than –0.5%	443	33.56

	1,320	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	669	50.69%
At NAV	224	16.97
Less than 0.0% and Greater than –0.5%	427	32.34

	1,320	100.00%

116	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	586	44.39%
At NAV	108	8.18
Less than 0.0% and Greater than –0.5%	626	47.43

	1,320	100.00%

iShares Russell 2000 Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	582	44.09
At NAV	121	9.17
Less than 0.0% and Greater than –0.5%	616	46.66

	1,320	100.00%

iShares Russell 2000 Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	613	46.43
At NAV	111	8.41
Less than 0.0% and Greater than –0.5%	595	45.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Russell 1000 Value ETF and iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

118	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2017 was USD 3.89 million. This figure is comprised of fixed remuneration of USD 1.55 million and variable remuneration of 2.34 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 543.67 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 101.28 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2017 was USD 4.09 million. This figure is comprised of fixed remuneration of USD 1.63 million and variable remuneration of USD 2.46 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 571.69 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 106.5 thousand.

SUPPLEMENTAL INFORMATION	119

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

120	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	121

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

122	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	123

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

124	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

Notes:

126	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-305-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
➢	iShares Russell 2500 ETF | SMMD | Cboe BZX
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MICRO-CAP ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.43%	13.48%	13.50%	13.43%	13.48%	13.50%
5 Years	11.72%	11.70%	11.76%	74.04%	73.90%	74.37%
10 Years	8.85%	8.83%	9.19%	133.53%	133.07%	140.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.90	$3.03	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MICRO-CAP ETF

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.43%, net of fees, while the total return for the Index was 13.50%.

The healthcare sector was the largest contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends helped increase demand for healthcare. Spending on healthcare continued to rise, due to increased Medicare enrollments and higher personal incomes. Despite political uncertainty surrounding drug prices, pharmaceuticals, biotechnology, and life sciences was the sector’s leading industry. The industry benefited from innovation in treatments and changes at the U.S. Food and Drug Administration, which accelerated the drug approval process and increased the proportion of approved drugs. The healthcare equipment and services industry also benefited after a two-year delay of a medical device excise tax was included in a Congressional spending bill passed in January 2018.

The financials sector contributed meaningfully to the Index’s return for the reporting period, benefiting from a steadily improving economic environment, a move toward deregulation, and the anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. Banks, which drove sector gains, benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

The information technology sector also contributed to the Index’s return for the reporting period, reflecting strong sales of software and cloud-based services, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales.

The industrials sector was a notable contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry bolstered the sector’s performance, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Health Care	25.58%
Financials	23.75
Information Technology	12.56
Consumer Discretionary	11.69
Industrials	11.66
Energy	4.57
Real Estate	3.37
Materials	3.08
Consumer Staples	1.86
Utilities	1.09
Telecommunication Services	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

AnaptysBio Inc.	0.48%
Arena Pharmaceuticals Inc.	0.48
Sangamo Therapeutics Inc.	0.41
Immunomedics Inc.	0.39
Heron Therapeutics Inc.	0.38
Spectrum Pharmaceuticals Inc.	0.36
Zogenix Inc.	0.36
Enanta Pharmaceuticals Inc.	0.33
Atara Biotherapeutics Inc.	0.33
Esperion Therapeutics Inc.	0.32

TOTAL	3.84%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

Performance as of March 31, 2018

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	5.59%	5.71%	5.81%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.10	$0.76	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 8, 2017 (inception date of the Fund) through March 31, 2018, the total return for the Fund was 5.59%, net of fees, while the total return for the Index was 5.81%.

Domestically focused stocks in the financials sector were the largest contributors to the Index’s return for the abbreviated reporting period. The sector benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on anticipated benefits of tax reform, including investors’ expectations that corporate tax savings would stimulate economic merger and underwriting activity. Banks, which drove sector gains, benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy.

The industrials sector also contributed to the Index’s performance for the reporting period amid increased industrial production and manufacturing. Domestically focused railroad companies were the top performers, helped by rising rail traffic and cost-cutting measures. The capital goods industry was also a solid contributor, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding after several destructive hurricanes.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector also contributed to the Index’s return for the reporting period. The primary driver was consumer spending, which continued to rise as wages increased and unemployment remained low. The retail industry performed well, as strong holiday sales and cost-cutting measures boosted earnings amid the ongoing migration to online shopping and excess capacity in retail space.

Domestically focused stocks in the real estate sector were modest detractors from the Index’s performance for the reporting period, as investors feared rising interest rates would increase borrowing costs.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	25.79%
Consumer Discretionary	15.04
Health Care	10.34
Utilities	9.26
Real Estate	8.22
Industrials	7.57
Telecommunication Services	6.83
Consumer Staples	5.96
Energy	5.77
Information Technology	3.32
Materials	1.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Bank of America Corp.	3.92%
Berkshire Hathaway Inc. Class B	3.44
AT&T Inc.	3.28
Wells Fargo & Co.	3.16
Home Depot Inc. (The)	3.15
UnitedHealth Group Inc.	3.07
Verizon Communications Inc.	2.95
Comcast Corp. Class A	2.38
Altria Group Inc.	1.79
Union Pacific Corp.	1.59

TOTAL	28.73%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2500 ETF

Performance as of March 31, 2018

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	10.96%	11.06%	11.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.90	$0.31	$1,000.00	$1,024.60	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2500 ETF

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 6, 2017 (inception date of the Fund) through March 31, 2018, the total return for the Fund was 10.96%, net of fees, while the total return for the Index was 11.05%.

The information technology sector was the largest contributor to the Index’s return for the abbreviated reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

Small-capitalization and mid-capitalization companies in the industrials sector were also strong contributors to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry drove performance, benefiting from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes. Aerospace and defense companies also contributed to the Index’s performance due to increases in U.S. defense spending and gains from tax reform.

The financials sector was a solid contributor to the Index’s return for the reporting period. Small-capitalization and mid-capitalization stocks benefited from a steadily improving economic environment and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis.

The consumer discretionary and healthcare sectors also contributed to the Index’s return. Higher wages and lower unemployment led to relatively high consumer confidence, while spending on healthcare continued to rise, largely due to increased Medicare enrollments.

The real estate sector was a modest detractor from the Index’s performance for the reporting period, as investors were concerned that rising interest rates would increase borrowing costs. Real estate investment trusts are often highly leveraged, making them sensitive to interest rate fluctuations.

ALLOCATION BY SECTOR

As of 3/31/18

Sector/Investment Type	Percentage of Total Investments*
Investment Companies	43.97%
Industrials	9.93
Information Technology	9.67
Financials	8.55
Consumer Discretionary	7.06
Real Estate	5.83
Health Care	4.57
Materials	3.87
Energy	2.67
Utilities	2.02
Consumer Staples	1.66
Telecommunication Services	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
iShares Russell 2000 ETF	43.97%
E*TRADE Financial Corp.	0.31
United Rentals Inc.	0.31
Xylem Inc./NY	0.29
ResMed Inc.	0.29
Splunk Inc.	0.29
Arista Networks Inc.	0.29
ANSYS Inc.	0.29
MSCI Inc.	0.28
Broadridge Financial Solutions Inc.	0.27

TOTAL	46.59%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.64%	13.66%	13.81%	13.64%	13.66%	13.81%
5 Years	12.85%	12.87%	13.03%	82.98%	83.15%	84.50%
10 Years	9.47%	9.47%	9.62%	147.04%	147.24%	150.60%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.60	$1.02	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 ETF

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.64%, net of fees, while the total return for the Index was 13.81%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance for the reporting period, driven by chip-based solutions for data centers and rising demand for smart devices.

The financials sector also contributed to the Index’s performance for the reporting period, benefiting from a steadily improving economic environment, a move toward deregulation, and the anticipated benefits of tax reform. Diversified financials companies advanced on expected growth in assets under management due to changing demographics and the rising wealth of high net-worth individuals. Banks contributed to the Index’s return for the reporting period, benefiting from rising interest rates and from anticipation of loan growth to support the strengthening economy.

Amid strong economic growth and high consumer confidence, the consumer discretionary sector was a solid contributor to the Index’s return for the reporting period. Gains in the sector were primarily driven by consumer spending, particularly in the retail industry, which was bolstered by rising wages and low unemployment.

The healthcare and industrials sectors also meaningfully contributed to the Index’s return for the reporting period. An improving economy and ongoing demographic trends related to the aging baby-boomer generation helped increase demand for healthcare, while increased industrial production and manufacturing boosted performance in the industrials sector.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Information Technology	23.93%
Financials	15.15
Health Care	13.33
Consumer Discretionary	12.82
Industrials	10.90
Consumer Staples	6.82
Energy	5.46
Real Estate	3.67
Materials	3.29
Utilities	2.87
Telecommunication Services	1.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Apple Inc.	3.15%
Microsoft Corp.	2.53
Amazon.com Inc.	2.15
Berkshire Hathaway Inc. Class B	1.42
JPMorgan Chase & Co.	1.40
Facebook Inc. Class A	1.39
Johnson & Johnson	1.28
Exxon Mobil Corp.	1.17
Alphabet Inc. Class C NVS	1.15
Alphabet Inc. Class A	1.14

TOTAL	16.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.02%	12.04%	12.20%	12.02%	12.04%	12.20%
5 Years	11.90%	11.91%	12.09%	75.42%	75.50%	76.92%
10 Years	10.06%	10.05%	10.21%	160.74%	160.59%	164.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.90	$0.97	$1,000.00	$1,024.00	$0.96	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP ETF

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 12.02%, net of fees, while the total return for the Index was 12.20%.

The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

The financials sector significantly contributed to the Index’s return for the reporting period, gaining on economic improvement, a move toward deregulation, and the anticipated benefits of corporate tax reform. Diversified financials companies benefited from expected growth in assets under management due to changing demographics and the rising wealth of high net-worth individuals. Banks contributed to the Index’s return for the reporting period, benefiting from rising interest rates and from anticipation of loan growth to support the strengthening economy.

The industrials sector was a solid contributor to the Index’s performance for the reporting period amid increased industrial production and manufacturing. Capital goods companies benefited from improved economic conditions, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The healthcare and consumer discretionary sectors, both also beneficiaries of economic expansion, were notable contributors to the Index’s return for the reporting period. Ongoing demographic trends related to the aging baby-boomer generation helped increase demand for healthcare, while healthcare spending rose due to increased Medicare enrollments and higher personal incomes. Strong consumer confidence and higher spending helped the consumer discretionary sector, bolstered by rising wages and low unemployment.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	16.84%
Financials	14.93
Industrials	14.60
Consumer Discretionary	14.03
Health Care	9.50
Real Estate	8.88
Materials	5.66
Utilities	5.65
Energy	5.51
Consumer Staples	4.04
Telecommunication Services	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Zoetis Inc.	0.58%
Marathon Petroleum Corp.	0.50
Progressive Corp. (The)	0.50
Illumina Inc.	0.49
Analog Devices Inc.	0.48
Prologis Inc.	0.47
Lam Research Corp.	0.47
SunTrust Banks Inc.	0.46
Fidelity National Information Services Inc.	0.45
Fiserv Inc.	0.42

TOTAL	4.82%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.46%	19.50%	19.74%	19.46%	19.50%	19.74%
5 Years	13.08%	13.09%	13.31%	84.88%	84.99%	86.76%
10 Years	10.39%	10.39%	10.61%	168.83%	168.61%	174.17%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.10	$1.25	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 19.46%, net of fees, while the total return for the Index was 19.74%.

Every single sector contributed to the Index’s performance for the reporting period. The information technology sector was the largest contributor to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising customer demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales. Semiconductor and semiconductor equipment companies also contributed to the Index’s performance, driven by chip-based solutions for data centers and rising demand for smart devices.

The healthcare sector was a solid contributor to the Index’s return for the reporting period, as an improving economy and ongoing demographic trends related to the aging baby-boomer generation helped increase demand for healthcare. Healthcare equipment and services companies benefited from a two-year delay of a medical device excise tax that was included in a Congressional spending bill passed in January 2018.

The industrials sector also significantly contributed to the Index’s performance for the reporting period amid increased industrial production and manufacturing. The capital goods industry was the principal contributor in the sector, benefiting from economic expansion, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

The financials and consumer discretionary sectors, both beneficiaries of economic growth, contributed notably to the Index’s return for the reporting period. The financials sector, led by diversified financials companies, gained on anticipated benefits of deregulation and corporate tax reform. Strong consumer confidence and rising spending helped the consumer discretionary sector, bolstered by higher wages and low unemployment.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Information Technology	29.17%
Industrials	17.62
Consumer Discretionary	16.72
Health Care	13.32
Financials	7.48
Materials	5.78
Consumer Staples	4.18
Real Estate	3.13
Energy	2.34
Telecommunication Services	0.20
Utilities	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Zoetis Inc.	1.30%
Progressive Corp. (The)	1.11
Illumina Inc.	1.09
Analog Devices Inc.	1.07
Lam Research Corp.	1.04
Fiserv Inc.	0.94
Ross Stores Inc.	0.93
Edwards Lifesciences Corp.	0.92
DXC Technology Co.	0.90
ServiceNow Inc.	0.89

TOTAL	10.19%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.28%	6.25%	6.50%	6.28%	6.25%	6.50%
5 Years	10.86%	10.86%	11.11%	67.44%	67.44%	69.31%
10 Years	9.62%	9.60%	9.81%	150.53%	149.98%	154.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.70	$1.21	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 6.28%, net of fees, while the total return for the Index was 6.50%.

The financials sector was the largest contributor to the Index’s return for the reporting period, benefiting from economic improvement and a move toward deregulation, as the U.S. Senate advanced a bill that would repeal some of the regulations passed after the financial crisis. The sector also gained on expectations that savings from corporate tax reform could stimulate economic merger and underwriting activity. Banks, which drove sector gains, benefited from rising interest rates and from anticipation of loan growth to support the strengthening economy. Anticipation of continued growth in assets under management that favored diversified financials companies was driven by the rising wealth of high net-worth individuals and an increasing number of retirees. Despite facing large natural disasters claims in the U.S., the insurance industry benefited from economic strength and tax legislation.

The information technology sector contributed to the Index’s return for the reporting period, reflecting strong sales of software, cloud-based services, and hardware, which drove significant earnings growth. Positive economic conditions and low inflation helped information technology companies meet rising demand without significant strain on input prices or labor costs. The software and services industry drove sector gains, as the continued migration toward commercial cloud computing boosted profits and sales.

The industrials sector contributed to the Index’s performance for the reporting period amid increased industrial production and manufacturing. Capital goods companies drove sector gains, benefiting from economic expansion, innovations in manufacturing technology, and rebuilding activity after several destructive hurricanes.

In contrast, the real estate and energy sectors detracted modestly from the Index’s performance for the reporting period. In real estate, investors were concerned that rising interest rates would increase borrowing costs. Energy companies weakened despite rising oil prices as excess capacity kept investment levels low.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Financials	21.03%
Real Estate	13.57
Industrials	12.13
Consumer Discretionary	11.84
Utilities	10.23
Energy	8.11
Information Technology	6.75
Health Care	6.37
Materials	5.56
Consumer Staples	3.92
Telecommunication Services	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Marathon Petroleum Corp.	0.91%
Prologis Inc.	0.86
SunTrust Banks Inc.	0.83
Sempra Energy	0.72
Weyerhaeuser Co.	0.67
M&T Bank Corp.	0.67
Discover Financial Services	0.67
Synchrony Financial	0.67
Public Service Enterprise Group Inc.	0.66
Consolidated Edison Inc.	0.63

TOTAL	7.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Aerovironment Inc.[a]	47,381	$2,156,309	0.25%
Other securities[b]		6,468,363	0.73

		8,624,672	0.98
AIR FREIGHT & LOGISTICS
Other securities[b]		1,988,018	0.23

		1,988,018	0.23
AUTO COMPONENTS
Modine Manufacturing Co.[a]	111,407	2,356,258	0.27
Other securities[b]		6,017,341	0.68

		8,373,599	0.95
AUTOMOBILES
Winnebago Industries Inc.	70,421	2,647,830	0.30

		2,647,830	0.30
BANKS
First Bancorp./Southern Pines NCc	67,245	2,397,284	0.27
Hanmi Financial Corp.	75,324	2,316,213	0.26
Seacoast Banking Corp. of Florida[a,c]	101,776	2,694,011	0.31
Other securities[b]		121,376,213	13.81

		128,783,721	14.65
BEVERAGES
MGP Ingredients Inc.[c]	29,142	2,610,832	0.30
Other securities[b]		1,737,583	0.19

		4,348,415	0.49
BIOTECHNOLOGY
AnaptysBio Inc.[a]	40,610	4,226,689	0.48
Arena Pharmaceuticals Inc.[a]	106,755	4,216,822	0.48
Atara Biotherapeutics Inc.[a]	73,515	2,867,085	0.33
Dynavax Technologies Corp.[a,c]	139,001	2,759,170	0.31
Enanta Pharmaceuticals Inc.[a]	35,834	2,899,329	0.33
Esperion Therapeutics Inc.[a]	38,781	2,805,030	0.32
Heron Therapeutics Inc.[a,c]	121,318	3,348,377	0.38
ImmunoGen Inc.[a,c]	228,301	2,401,727	0.27
Immunomedics Inc.[a,c]	233,480	3,411,143	0.39

Security	Shares	Value	% of Net Assets
Iovance Biotherapeutics Inc.[a]	164,671	$2,782,940	0.32%
PTC Therapeutics Inc.[a,c]	91,489	2,475,692	0.28
Sangamo Therapeutics Inc.[a,c]	190,754	3,624,326	0.41
Spectrum Pharmaceuticals Inc.[a,c]	198,778	3,198,338	0.36
Other securities[b]		81,802,619	9.31

		122,819,287	13.97
BUILDING PRODUCTS
Other securities[b]		7,083,150	0.81

		7,083,150	0.81
CAPITAL MARKETS
Other securities[b]		12,046,879	1.37

		12,046,879	1.37
CHEMICALS
Rayonier Advanced Materials Inc.	107,371	2,305,255	0.26
Other securities[b]		12,470,297	1.42

		14,775,552	1.68
COMMERCIAL SERVICES & SUPPLIES
Viad Corp.	46,747	2,451,880	0.28
Other securities[b]		11,529,984	1.31

		13,981,864	1.59
COMMUNICATIONS EQUIPMENT
Other securities[b]		9,511,003	1.08

		9,511,003	1.08
CONSTRUCTION & ENGINEERING
Other securities[b]		6,425,372	0.73

		6,425,372	0.73
CONSTRUCTION MATERIALS
Other securities[b]		290,671	0.03

		290,671	0.03
CONSUMER FINANCE
Other securities[b]		5,928,808	0.67

		5,928,808	0.67
CONTAINERS & PACKAGING
Other securities[b]		1,567,958	0.18

		1,567,958	0.18
DISTRIBUTORS
Other securities[b]		848,790	0.10

		848,790	0.10

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		$8,464,750	0.96%

		8,464,750	0.96
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		1,710,623	0.19

		1,710,623	0.19
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		4,125,578	0.47

		4,125,578	0.47
ELECTRIC UTILITIES
Other securities[b]		454,815	0.05

		454,815	0.05
ELECTRICAL EQUIPMENT
Other securities[b]		9,544,062	1.09

		9,544,062	1.09
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FARO Technologies Inc.[a]	37,229	2,174,174	0.25
KEMET Corp.[a,c]	123,882	2,245,981	0.26
Other securities[b]		15,596,870	1.77

		20,017,025	2.28
ENERGY EQUIPMENT & SERVICES
Other securities[b]		14,903,198	1.70

		14,903,198	1.70
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[b]		25,063,232	2.85

		25,063,232	2.85
FOOD & STAPLES RETAILING
Other securities[b]		1,595,478	0.18

		1,595,478	0.18
FOOD PRODUCTS
Other securities[b]		5,157,203	0.59

		5,157,203	0.59
HEALTH CARE EQUIPMENT & SUPPLIES
AxoGen Inc.[a,c]	63,365	2,312,822	0.26
OraSure Technologies Inc.[a]	127,797	2,158,491	0.25
Orthofix International NVa,c	39,343	2,312,582	0.26
Other securities[b]		31,132,537	3.54

		37,916,432	4.31

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
BioTelemetry Inc.[a,c]	71,809	$2,229,669	0.25%
U.S. Physical Therapy Inc.	27,818	2,261,603	0.26
Other securities[b]		15,357,252	1.75

		19,848,524	2.26
HEALTH CARE TECHNOLOGY
Other securities[b]		5,913,648	0.67

		5,913,648	0.67
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[a,c]	144,622	2,231,517	0.25
Other securities[b]		17,675,134	2.01

		19,906,651	2.26
HOUSEHOLD DURABLES
LGI Homes Inc.[a,c]	38,868	2,742,915	0.31
Other securities[b]		11,594,612	1.32

		14,337,527	1.63
HOUSEHOLD PRODUCTS
Other securities[b]		684,312	0.08

		684,312	0.08
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[b]		750,218	0.09

		750,218	0.09
INSURANCE
Universal Insurance Holdings Inc.	69,333	2,211,723	0.25
Other securities[b]		13,183,411	1.50

		15,395,134	1.75
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		5,046,890	0.57

		5,046,890	0.57
INTERNET SOFTWARE & SERVICES
Blucora Inc.[a]	100,707	2,477,392	0.28
Other securities[b]		20,272,493	2.31

		22,749,885	2.59
IT SERVICES
Other securities[b]		9,872,732	1.12

		9,872,732	1.12
LEISURE PRODUCTS
Other securities[b]		5,125,035	0.58

		5,125,035	0.58

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		$4,743,280	0.54%

		4,743,280	0.54
MACHINERY
Alamo Group Inc.	22,062	2,424,614	0.28
Douglas Dynamics Inc.	49,962	2,165,853	0.25
Kadant Inc.	24,994	2,361,933	0.27
Other securities[b]		18,239,723	2.07

		25,192,123	2.87
MARINE
Other securities[b]		2,267,749	0.26

		2,267,749	0.26
MEDIA
Entercom Communications Corp. Class A	284,497	2,745,396	0.31
Other securities[b]		9,294,999	1.06

		12,040,395	1.37
METALS & MINING
Other securities[b]		9,088,914	1.03

		9,088,914	1.03
MORTGAGE REAL ESTATE INVESTMENT
Other securities[b]		10,057,741	1.14

		10,057,741	1.14
MULTI-UTILITIES
Other securities[b]		1,572,185	0.18

		1,572,185	0.18
MULTILINE RETAIL
Other securities[b]		625,148	0.07

		625,148	0.07
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		25,143,767	2.86

		25,143,767	2.86
PAPER & FOREST PRODUCTS
Other securities[b]		1,297,488	0.15

		1,297,488	0.15
PERSONAL PRODUCTS
Medifast Inc.	23,622	2,207,476	0.25
Other securities[b]		1,026,022	0.12

		3,233,498	0.37
PHARMACEUTICALS
Intersect ENT Inc.[a,c]	60,732	2,386,768	0.27

Security	Shares	Value	% of Net Assets
MyoKardia Inc.[a]	44,909	$2,191,559	0.25%
Zogenix Inc.[a,c]	78,357	3,138,198	0.36
Other securities[b]		25,452,801	2.89

		33,169,326	3.77
PROFESSIONAL SERVICES
CBIZ Inc.[a]	116,801	2,131,618	0.24
Other securities[b]		13,165,618	1.50

		15,297,236	1.74
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		4,482,389	0.51

		4,482,389	0.51
ROAD & RAIL
Other securities[b]		5,581,144	0.63

		5,581,144	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
FormFactor Inc.[a]	160,916	2,196,503	0.25
Other securities[b]		22,543,851	2.56

		24,740,354	2.81
SOFTWARE
Varonis Systems Inc.[a]	44,402	2,686,321	0.31
Other securities[b]		17,329,843	1.97

		20,016,164	2.28
SPECIALTY RETAIL
Other securities[b]		16,331,144	1.86

		16,331,144	1.86
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		3,281,648	0.37

		3,281,648	0.37
TEXTILES, APPAREL & LUXURY GOODS
Crocs Inc.[a]	156,995	2,551,169	0.29
Other securities[b]		6,262,770	0.71

		8,813,939	1.00
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp. Inc.	117,227	2,362,124	0.27
Meta Financial Group Inc.	20,533	2,242,204	0.25
NMI Holdings Inc. Class Aa,c	130,042	2,152,195	0.24
OceanFirst Financial Corp.	90,294	2,415,364	0.27
Other securities[b]		25,238,378	2.88

		34,410,265	3.91

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[b]		$1,318,567	0.15%

		1,318,567	0.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		6,141,832	0.70

		6,141,832	0.70
TRANSPORTATION INFRASTRUCTURE
Other securities[b]		13,148	0.00

		13,148	0.00
WATER UTILITIES
Other securities[b]		6,773,836	0.77

		6,773,836	0.77
WIRELESS TELECOMMUNICATION SERVICES
Boingo Wireless Inc.[a,c]	87,499	2,167,350	0.25
Other securities[b]		665,335	0.07

		2,832,685	0.32

TOTAL COMMON STOCKS
(Cost: $817,955,827)		877,094,506	99.74

RIGHTS

ELECTRICAL EQUIPMENT
Other securities[b]		192,560	0.02

		192,560	0.02

TOTAL RIGHTS
(Cost: $0)		192,560	0.02

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[b]		3,026	0.00

		3,026	0.00
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		533	0.00

		533	0.00
THRIFTS & MORTGAGE FINANCE
Other securities[b]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		3,559	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	136,060,830	$136,060,830	15.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	1,111,609	1,111,609	0.13

		137,172,439	15.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,173,859)		137,172,439	15.60

TOTAL INVESTMENTS IN SECURITIES
(Cost: $955,129,686)		1,014,463,064	115.36

Other Assets, Less Liabilities		(135,088,096)	(15.36)

NET ASSETS		$879,374,968	100.00%

[a]	Non-income producing security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	157,190,698	—		(21,129,868)[b]	136,060,830	$136,060,830	$4,814,808	[c]	$(7,354)	$(50,927)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,077,429	34,180	[b]	—	1,111,609	1,111,609	14,159		—	—

						$137,172,439	$4,828,967		$(7,354)	$(50,927)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-Mini	18	Jun 2018	$1,378	$(27,092)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$877,094,061	$—	$445	$877,094,506
Rights	—	192,560	—	192,560
Warrants	3,559	—	—	3,559
Money market funds	137,172,439	—	—	137,172,439

Total	$1,014,270,059	$192,560	$445	$1,014,463,064

Derivative financial instruments[a]
Liabilities
Futures contracts	$(27,092)	$—	$—	$(27,092)

Total	$(27,092)	$—	$—	$(27,092)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$71,857	0.79%

		71,857	0.79
AIR FREIGHT & LOGISTICS
Other securities[a]		17,711	0.19

		17,711	0.19
AIRLINES
Southwest Airlines Co.	756	43,304	0.47
Other securities[a]		13,413	0.15

		56,717	0.62
AUTOMOBILES
Other securities[a]		8,062	0.09

		8,062	0.09
BANKS
Bank of America Corp.	11,908	357,121	3.91
BB&T Corp.	977	50,843	0.56
PNC Financial Services Group Inc. (The)[b]	600	90,744	0.99
SunTrust Banks Inc.	588	40,008	0.44
U.S. Bancorp.	1,933	97,616	1.07
Wells Fargo & Co.	5,497	288,098	3.15
Other securities[a]		325,905	3.57

		1,250,335	13.69
BEVERAGES
Constellation Brands Inc. Class A	221	50,370	0.55
Other securities[a]		29,003	0.32

		79,373	0.87
BIOTECHNOLOGY
Other securities[a]		124,881	1.37

		124,881	1.37
CAPITAL MARKETS
Charles Schwab Corp. (The)	1,470	76,763	0.84
Other securities[a]		146,684	1.61

		223,447	2.45
CHEMICALS
Sherwin-Williams Co. (The)	112	43,917	0.48

		43,917	0.48
COMMERCIAL SERVICES & SUPPLIES
Waste Management Inc.	595	50,051	0.55

Security	Shares	Value	% of Net Assets
Other securities[a]		$57,522	0.63%

		107,573	1.18
COMMUNICATIONS EQUIPMENT
Other securities[a]		3,325	0.04

		3,325	0.04
CONSTRUCTION MATERIALS
Other securities[a]		44,570	0.49

		44,570	0.49
CONSUMER FINANCE
Capital One Financial Corp.	596	57,109	0.63
Other securities[a]		102,107	1.11

		159,216	1.74
CONTAINERS & PACKAGING
Other securities[a]		36,275	0.40

		36,275	0.40
DISTRIBUTORS
Other securities[a]		8,188	0.09

		8,188	0.09
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		25,616	0.28

		25,616	0.28
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,571	313,383	3.43
Other securities[a]		21,177	0.23

		334,560	3.66
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	8,392	299,175	3.27
Verizon Communications Inc.	5,626	269,035	2.94
Other securities[a]		21,540	0.25

		589,750	6.46
ELECTRIC UTILITIES
American Electric Power Co. Inc.	685	46,984	0.51
Duke Energy Corp.	959	74,294	0.81
Exelon Corp.	1,301	50,752	0.56
NextEra Energy Inc.	637	104,041	1.14
Southern Co. (The)	1,378	61,541	0.67
Other securities[a]		185,089	2.03

		522,701	5.72
ELECTRICAL EQUIPMENT
Other securities[a]		18,146	0.20

		18,146	0.20

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$14,273	0.16%

		14,273	0.16
ENERGY EQUIPMENT & SERVICES
Other securities[a]		15,610	0.17

		15,610	0.17
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.	510	55,901	0.61
Prologis Inc.	654	41,195	0.45
Simon Property Group Inc.	391	60,351	0.66
Other securities[a]		580,691	6.36

		738,138	8.08
FOOD & STAPLES RETAILING
CVS Health Corp.	1,392	86,596	0.95
Sysco Corp.	655	39,274	0.43
Other securities[a]		51,117	0.56

		176,987	1.94
FOOD PRODUCTS
Other securities[a]		123,462	1.35

		123,462	1.35
GAS UTILITIES
Other securities[a]		17,196	0.19

		17,196	0.19
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		24,601	0.27

		24,601	0.27
HEALTH CARE PROVIDERS & SERVICES
Aetna Inc.	434	73,346	0.80
Anthem Inc.	350	76,895	0.84
Cigna Corp.	322	54,012	0.59
Express Scripts Holding Co.[c]	771	53,261	0.58
Humana Inc.	188	50,540	0.55
UnitedHealth Group Inc.	1,310	280,340	3.07
Other securities[a]		168,185	1.85

		756,579	8.28
HEALTH CARE TECHNOLOGY
Other securities[a]		30,804	0.34

		30,804	0.34
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		78,156	0.86

		78,156	0.86

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$74,115	0.81%

		74,115	0.81
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		13,036	0.14

		13,036	0.14
INSURANCE
Allstate Corp. (The)	454	43,039	0.47
Progressive Corp. (The)	719	43,809	0.48
Travelers Companies Inc. (The)	343	47,629	0.52
Other securities[a]		192,755	2.11

		327,232	3.58
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		3,309	0.04

		3,309	0.04
INTERNET SOFTWARE & SERVICES
Other securities[a]		12,233	0.13

		12,233	0.13
IT SERVICES
Fiserv Inc.[c]	574	40,932	0.45
Other securities[a]		153,591	1.68

		194,523	2.13
MACHINERY
Other securities[a]		6,624	0.07

		6,624	0.07
MARINE
Other securities[a]		5,386	0.06

		5,386	0.06
MEDIA
Charter Communications Inc. Class Ac	241	75,004	0.82
Comcast Corp. Class A	6,363	217,424	2.38
Other securities[a]		104,905	1.15

		397,333	4.35
METALS & MINING
Other securities[a]		48,906	0.53

		48,906	0.53
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		47,740	0.52

		47,740	0.52

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Dominion Energy Inc.	875	$59,001	0.65%
Other securities[a]		203,854	2.23

		262,855	2.88
MULTILINE RETAIL
Target Corp.	753	52,281	0.57
Other securities[a]		99,729	1.09

		152,010	1.66
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	786	82,742	0.91
Kinder Morgan Inc./DE	2,622	39,487	0.43
Marathon Petroleum Corp.	659	48,180	0.53
Pioneer Natural Resources Co.	231	39,681	0.43
Other securities[a]		300,379	3.29

		510,469	5.59
PHARMACEUTICALS
Other securities[a]		5,940	0.06

		5,940	0.06
PROFESSIONAL SERVICES
Other securities[a]		39,041	0.43

		39,041	0.43
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,983	0.12

		10,983	0.12
ROAD & RAIL
CSX Corp.	1,183	65,905	0.72
Norfolk Southern Corp.	396	53,769	0.59
Union Pacific Corp.	1,075	144,512	1.58
Other securities[a]		34,842	0.38

		299,028	3.27
SOFTWARE
Intuit Inc.	332	57,552	0.63
Other securities[a]		20,573	0.22

		78,125	0.85
SPECIALTY RETAIL
Home Depot Inc. (The)	1,609	286,788	3.14
Lowe’s Companies Inc.	1,141	100,123	1.10
Ross Stores Inc.	518	40,394	0.44
Other securities[a]		190,215	2.08

		617,520	6.76
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		6,558	0.07

		6,558	0.07

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
Other securities[a]		$8,496	0.09%

		8,496	0.09
TOBACCO
Altria Group Inc.	2,625	163,590	1.79

		163,590	1.79
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		64,467	0.71

		64,467	0.71
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		3,878	0.04

		3,878	0.04
WATER UTILITIES
Other securities[a]		28,228	0.31

		28,228	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		33,148	0.36

		33,148	0.36

TOTAL COMMON STOCKS
(Cost: $9,210,518)		9,116,799	99.80

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	6,423	6,423	0.07

		6,423	0.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,423)		6,423	0.07

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,216,941)		9,123,222	99.87
Other Assets, Less Liabilities		12,146	0.13

NET ASSETS		$9,135,368	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/08/17 [a]	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,423	[c]	—	6,423	$6,423	$62	$—	$—
PNC Financial Services Group Inc. (The)	—	600		—	600	90,744	576	—	6,062

						$97,167	$638	$—	$6,062

[a]	The Fund commenced operations on August 8, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$9,116,799	$—	$—	$9,116,799
Money market funds	6,423	—	—	6,423

Total	$9,123,222	$—	$—	$9,123,222

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	61	$15,723	0.24%
Spirit AeroSystems Holdings Inc. Class A	159	13,308	0.21
Other securities[a]		45,205	0.69

		74,236	1.14
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[b,c]	162	16,493	0.25

		16,493	0.25
AIRLINES
Other securities[a]		28,553	0.44

		28,553	0.44
AUTO COMPONENTS
Lear Corp.	92	17,120	0.26
Other securities[a]		30,459	0.47

		47,579	0.73
AUTOMOBILES
Other securities[a]		7,832	0.12

		7,832	0.12
BANKS
SVB Financial Group[b]	72	17,281	0.27
Zions BanCorp.	268	14,132	0.22
Other securities[a]		146,736	2.26

		178,149	2.75
BIOTECHNOLOGY
Alnylam Pharmaceuticals Inc.[b]	120	14,292	0.22
Other securities[a]		68,306	1.05

		82,598	1.27
BUILDING PRODUCTS
Other securities[a]		67,383	1.04

		67,383	1.04
CAPITAL MARKETS
Cboe Global Markets Inc.	152	17,343	0.27
E*TRADE Financial Corp.[b]	366	20,280	0.31
MSCI Inc.	123	18,385	0.28
SEI Investments Co.	184	13,783	0.21
Other securities[a]		60,885	0.95

		130,676	2.02
CHEMICALS
Other securities[a]		96,979	1.50

		96,979	1.50

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[b]	273	$13,904	0.21%
Other securities[a]		24,388	0.38

		38,292	0.59
COMMUNICATIONS EQUIPMENT
Arista Networks Inc.[b]	73	18,637	0.29
Other securities[a]		20,371	0.31

		39,008	0.60
CONSTRUCTION & ENGINEERING
Other securities[a]		40,086	0.62

		40,086	0.62
CONSTRUCTION MATERIALS
Other securities[a]		6,595	0.10

		6,595	0.10
CONSUMER FINANCE
Other securities[a]		22,460	0.35

		22,460	0.35
CONTAINERS & PACKAGING
Avery Dennison Corp.	122	12,962	0.20
Packaging Corp. of America	129	14,538	0.22
Other securities[a]		63,779	0.99

		91,279	1.41
DISTRIBUTORS
Other securities[a]		7,896	0.12

		7,896	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		36,437	0.56

		36,437	0.56
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		12,474	0.19

		12,474	0.19
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		8,711	0.13

		8,711	0.13
ELECTRIC UTILITIES
Alliant Energy Corp.	321	13,116	0.20
Other securities[a]		46,160	0.71

		59,276	0.91
ELECTRICAL EQUIPMENT
Other securities[a]		25,879	0.40

		25,879	0.40

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
CDW Corp./DE	205	$14,414	0.22%
Keysight Technologies Inc.[b]	254	13,307	0.21
Other securities[a]		102,835	1.58

		130,556	2.01
ENERGY EQUIPMENT & SERVICES
Other securities[a]		30,536	0.47

		30,536	0.47
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.	138	17,235	0.27
Duke Realty Corp.	489	12,949	0.20
Other securities[a]		324,191	4.99

		354,375	5.46
FOOD & STAPLES RETAILING
Other securities[a]		21,533	0.33

		21,533	0.33
FOOD PRODUCTS
Ingredion Inc.	99	12,763	0.20
Other securities[a]		47,071	0.72

		59,834	0.92
GAS UTILITIES
Other securities[a]		28,919	0.45

		28,919	0.45
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b]	56	16,296	0.25
Cooper Companies Inc. (The)	66	15,102	0.23
ResMed Inc.	192	18,906	0.29
Teleflex Inc.	62	15,809	0.24
Other securities[a]		36,395	0.57

		102,508	1.58
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		38,507	0.59

		38,507	0.59
HEALTH CARE TECHNOLOGY
Other securities[a]		18,747	0.29

		18,747	0.29
HOTELS, RESTAURANTS & LEISURE
Aramark	334	13,213	0.20
Domino’s Pizza Inc.	60	14,014	0.22
Other securities[a]		53,230	0.82

		80,457	1.24

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$44,980	0.69%

		44,980	0.69
HOUSEHOLD PRODUCTS
Other securities[a]		8,531	0.13

		8,531	0.13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		19,433	0.30

		19,433	0.30
INDUSTRIAL CONGLOMERATES
Other securities[a]		8,770	0.14

		8,770	0.14
INSURANCE
Arthur J Gallagher & Co.	248	17,045	0.26
Everest Re Group Ltd.	55	14,125	0.22
Reinsurance Group of America Inc.	88	13,552	0.21
Torchmark Corp.	158	13,299	0.21
Other securities[a]		104,905	1.61

		162,926	2.51
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		12,726	0.20

		12,726	0.20
INTERNET SOFTWARE & SERVICES
IAC/InterActiveCorp.[b]	96	15,013	0.23
Other securities[a]		35,216	0.54

		50,229	0.77
IT SERVICES
Broadridge Financial Solutions Inc.	161	17,660	0.27
Gartner Inc.[b]	121	14,232	0.22
Jack Henry & Associates Inc.	107	12,942	0.20
Square Inc. Class Ab,c	333	16,384	0.25
Other securities[a]		89,071	1.38

		150,289	2.32
LEISURE PRODUCTS
Other securities[a]		16,522	0.26

		16,522	0.26
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		47,653	0.74

		47,653	0.74

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MACHINERY
IDEX Corp.	106	$15,106	0.23%
Xylem Inc./NY	246	18,922	0.29
Other securities[a]		152,713	2.36

		186,741	2.88
MARINE
Other securities[a]		5,694	0.09

		5,694	0.09
MEDIA
Other securities[a]		72,463	1.12

		72,463	1.12
METALS & MINING
Steel Dynamics Inc.	313	13,841	0.21
Other securities[a]		38,018	0.59

		51,859	0.80
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		37,334	0.58

		37,334	0.58
MULTI-UTILITIES
Other securities[a]		14,933	0.23

		14,933	0.23
MULTILINE RETAIL
Kohl’s Corp.	232	15,198	0.23
Other securities[a]		7,843	0.13

		23,041	0.36
OIL, GAS & CONSUMABLE FUELS
Diamondback Energy Inc.[b]	135	17,080	0.26
Targa Resources Corp.	292	12,848	0.20
Other securities[a]		112,518	1.74

		142,446	2.20
PAPER & FOREST PRODUCTS
Other securities[a]		3,658	0.06

		3,658	0.06
PERSONAL PRODUCTS
Other securities[a]		17,497	0.27

		17,497	0.27
PHARMACEUTICALS
Other securities[a]		6,111	0.09

		6,111	0.09
PROFESSIONAL SERVICES
CoStar Group Inc.[b]	48	17,409	0.27
TransUnion[b]	245	13,911	0.21

Security	Shares	Value	% of Net Assets
Other securities[a]		$26,282	0.41%

		57,602	0.89
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		22,951	0.35

		22,951	0.35
ROAD & RAIL
Other securities[a]		32,528	0.50

		32,528	0.50
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ON Semiconductor Corp.[b]	573	14,016	0.22
Other securities[a]		74,563	1.15

		88,579	1.37
SOFTWARE
ANSYS Inc.[b]	118	18,489	0.29
Cadence Design Systems Inc.[b]	380	13,973	0.22
Splunk Inc.[b]	192	18,891	0.29
Take-Two Interactive Software Inc.[b]	153	14,960	0.23
Other securities[a]		96,107	1.47

		162,420	2.50
SPECIALTY RETAIL
Other securities[a]		60,923	0.94

		60,923	0.94
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		5,264	0.08

		5,264	0.08
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		46,381	0.72

		46,381	0.72
THRIFTS & MORTGAGE FINANCE
Other securities[a]		9,679	0.15

		9,679	0.15
TRADING COMPANIES & DISTRIBUTORS
United Rentals Inc.[b]	116	20,037	0.31
Other securities[a]		36,684	0.56

		56,721	0.87
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,173	0.06

		4,173	0.06
WATER UTILITIES
Other securities[a]		8,311	0.13

		8,311	0.13

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$4,588	0.07%

		4,588	0.07

TOTAL COMMON STOCKS
(Cost: $3,387,171)		3,628,799	55.95

INVESTMENT COMPANIES
iShares Russell 2000 ETF[d]	18,759	2,848,179	43.92

		2,848,179	43.92

TOTAL INVESTMENT COMPANIES
(Cost: $2,691,597)		2,848,179	43.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	184,619	184,619	2.85
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	4,590	4,590	0.07

		189,209	2.92

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,226)		189,209	2.92

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,267,994)	$6,666,187	102.79%
Other Assets, Less Liabilities	(180,665)	(2.79)

NET ASSETS	$6,485,522	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/06/17 [a]	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	184,619	[c]	—	184,619	$184,619	$849	[d]	$(26)	$(17)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,590	[c]	—	4,590	4,590	54		—	—
iShares Russell 2000 ETF	—	18,906		(147)	18,759	2,848,179	18,391		574	156,582

						$3,037,388	$19,294		$548	$156,565

[a]	The Fund commenced operations on July 6, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.
[d]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,628,799	$—	$—	$3,628,799
Investment companies	2,848,179	—	—	2,848,179
Money market funds	189,209	—	—	189,209

Total	$6,666,187	$—	$—	$6,666,187

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	167,873	$55,042,199	0.67%
Other securities[a]		160,975,647	1.97

		216,017,846	2.64
AIR FREIGHT & LOGISTICS
Other securities[a]		52,623,208	0.64

		52,623,208	0.64
AIRLINES
Other securities[a]		40,990,604	0.50

		40,990,604	0.50
AUTO COMPONENTS
Other securities[a]		28,563,877	0.35

		28,563,877	0.35
AUTOMOBILES
Other securities[a]		42,281,420	0.52

		42,281,420	0.52
BANKS
Bank of America Corp.	2,883,258	86,468,907	1.06
Citigroup Inc.	775,244	52,328,970	0.64
JPMorgan Chase & Co.	1,041,321	114,514,070	1.40
PNC Financial Services Group Inc. (The)[b]	143,376	21,684,186	0.27
Wells Fargo & Co.	1,334,426	69,937,267	0.85
Other securities[a]		199,843,724	2.44

		544,777,124	6.66
BEVERAGES
Coca-Cola Co. (The)	1,158,400	50,309,312	0.61
PepsiCo Inc.	430,660	47,006,539	0.57
Other securities[a]		34,911,616	0.44

		132,227,467	1.62
BIOTECHNOLOGY
AbbVie Inc.	480,139	45,445,156	0.56
Amgen Inc.	217,278	37,041,553	0.45
Other securities[a]		162,311,992	1.98

		244,798,701	2.99
BUILDING PRODUCTS
Other securities[a]		36,489,681	0.45

		36,489,681	0.45
CAPITAL MARKETS
BlackRock Inc.[b]	37,412	20,266,829	0.25
Other securities[a]		226,129,216	2.76

		246,396,045	3.01

Security	Shares	Value	% of Net Assets
CHEMICALS
DowDuPont Inc.	703,456	$44,817,182	0.55%
Other securities[a]		132,268,088	1.61

		177,085,270	2.16
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		45,104,250	0.55

		45,104,250	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,494,327	64,091,685	0.78
Other securities[a]		34,385,611	0.42

		98,477,296	1.20
CONSTRUCTION & ENGINEERING
Other securities[a]		16,194,123	0.20

		16,194,123	0.20
CONSTRUCTION MATERIALS
Other securities[a]		11,129,623	0.14

		11,129,623	0.14
CONSUMER FINANCE
Other securities[a]		62,571,756	0.77

		62,571,756	0.77
CONTAINERS & PACKAGING
Other securities[a]		36,309,225	0.44

		36,309,225	0.44
DISTRIBUTORS
Other securities[a]		9,422,237	0.12

		9,422,237	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		14,045,615	0.17

		14,045,615	0.17
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	580,004	115,699,198	1.41
Other securities[a]		5,530,807	0.07

		121,230,005	1.48
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,854,865	66,125,937	0.81
Verizon Communications Inc.	1,242,447	59,413,816	0.73
Other securities[a]		9,672,337	0.11

		135,212,090	1.65
ELECTRIC UTILITIES
Other securities[a]		134,258,782	1.64

		134,258,782	1.64

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$47,138,630	0.58%

		47,138,630	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		60,109,265	0.73

		60,109,265	0.73
ENERGY EQUIPMENT & SERVICES
Other securities[a]		62,235,930	0.76

		62,235,930	0.76
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		287,021,470	3.51

		287,021,470	3.51
FOOD & STAPLES RETAILING
Walmart Inc.	432,860	38,511,554	0.47
Other securities[a]		83,813,955	1.03

		122,325,509	1.50
FOOD PRODUCTS
Other securities[a]		98,987,710	1.21

		98,987,710	1.21
GAS UTILITIES
Other securities[a]		13,274,883	0.16

		13,274,883	0.16
HEALTH CARE EQUIPMENT & SUPPLIES
Abbot Laboratories	509,788	30,546,497	0.37
Medtronic PLC	408,814	32,795,059	0.40
Other securities[a]		170,950,887	2.09

		234,292,443	2.86
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	289,024	61,851,136	0.76
Other securities[a]		140,461,903	1.71

		202,313,039	2.47
HEALTH CARE TECHNOLOGY
Other securities[a]		14,173,186	0.17

		14,173,186	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	240,615	37,627,374	0.46
Other securities[a]		135,282,327	1.65

		172,909,701	2.11
HOUSEHOLD DURABLES
Other securities[a]		41,972,343	0.51

		41,972,343	0.51

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	760,876	$60,322,249	0.74%
Other securities[a]		42,742,883	0.52

		103,065,132	1.26
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		8,805,703	0.11

		8,805,703	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	174,810	38,374,291	0.47
General Electric Co.	2,620,632	35,326,119	0.43
Honeywell International Inc.	226,392	32,715,908	0.40
Other securities[a]		10,809,567	0.13

		117,225,885	1.43
INSURANCE
Other securities[a]		227,504,818	2.78

		227,504,818	2.78
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	121,328	175,602,868	2.15
Booking Holdings Inc.[c]	14,791	30,771,049	0.38
Netflix Inc.[c]	123,624	36,512,348	0.45
Other securities[a]		12,582,094	0.14

		255,468,359	3.12
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	89,740	93,072,944	1.14
Alphabet Inc. Class C NVS[c]	91,158	94,055,913	1.15
Facebook Inc. Class Ac	712,950	113,922,280	1.39
Other securities[a]		57,859,787	0.71

		358,910,924	4.39
IT SERVICES
International Business Machines Corp.	255,230	39,159,939	0.48
Mastercard Inc. Class A	279,462	48,950,564	0.60
Visa Inc. Class A	548,518	65,613,723	0.80
Other securities[a]		194,786,459	2.38

		348,510,685	4.26
LEISURE PRODUCTS
Other securities[a]		9,969,813	0.12

		9,969,813	0.12

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$68,937,081	0.84%

		68,937,081	0.84
MACHINERY
Other securities[a]		169,294,952	2.07

		169,294,952	2.07
MARINE
Other securities[a]		2,072,286	0.03

		2,072,286	0.03
MEDIA
Comcast Corp. Class A	1,399,172	47,809,707	0.58
Walt Disney Co. (The)	453,415	45,541,003	0.56
Other securities[a]		109,096,973	1.33

		202,447,683	2.47
METALS & MINING
Other securities[a]		39,605,773	0.48

		39,605,773	0.48
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	18,812	339,180	0.00
Other securities[a]		16,773,183	0.21

		17,112,363	0.21
MULTI-UTILITIES
Other securities[a]		69,282,366	0.85

		69,282,366	0.85
MULTILINE RETAIL
Other securities[a]		35,460,160	0.43

		35,460,160	0.43
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	569,883	64,989,457	0.79
Exxon Mobil Corp.	1,278,300	95,373,963	1.17
Other securities[a]		223,074,217	2.73

		383,437,637	4.69
PAPER & FOREST PRODUCTS
Other securities[a]		4,688,761	0.06

		4,688,761	0.06
PERSONAL PRODUCTS
Other securities[a]		17,270,073	0.21

		17,270,073	0.21
PHARMACEUTICALS
Bristol-Myers Squibb Co.	496,555	31,407,104	0.38
Johnson & Johnson	813,079	104,196,074	1.27

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	825,448	$44,962,153	0.55%
Pfizer Inc.	1,783,415	63,293,398	0.77
Other securities[a]		79,520,134	0.98

		323,378,863	3.95
PROFESSIONAL SERVICES
Other securities[a]		38,913,048	0.48

		38,913,048	0.48
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,447,685	0.15

		12,447,685	0.15
ROAD & RAIL
Union Pacific Corp.	237,422	31,916,639	0.39
Other securities[a]		44,807,140	0.55

		76,723,779	0.94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,421,142	74,013,075	0.90
NVIDIA Corp.[d]	174,661	40,449,741	0.49
Texas Instruments Inc.	297,570	30,914,547	0.38
Other securities[a]		189,724,417	2.33

		335,101,780	4.10
SOFTWARE
Adobe Systems Inc.[c]	148,846	32,162,644	0.39
Microsoft Corp.	2,261,359	206,394,236	2.52
Oracle Corp.	879,180	40,222,485	0.49
Other securities[a]		178,349,113	2.19

		457,128,478	5.59
SPECIALTY RETAIL
Home Depot Inc. (The)	355,535	63,370,558	0.77
Other securities[a]		110,336,196	1.35

		173,706,754	2.12
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,530,919	256,857,589	3.14
Other securities[a]		38,269,516	0.47

		295,127,105	3.61
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		60,110,461	0.73

		60,110,461	0.73
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	71,393	0.00
Other securities[a]		16,988,498	0.21

		17,059,891	0.21

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	575,507	$35,865,596	0.44%
Philip Morris International Inc.	467,888	46,508,067	0.57
Other securities[a]		976,455	0.01

		83,350,118	1.02
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,869,317	0.37

		29,869,317	0.37
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		890,013	0.01

		890,013	0.01
WATER UTILITIES
Other securities[a]		8,516,452	0.10

		8,516,452	0.10
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,345,693	0.10

		8,345,693	0.10

TOTAL COMMON STOCKS
(Cost: $5,710,213,514)		8,162,700,245	99.76

RIGHTS

ELECTRICAL EQUIPMENT
Other securities[a]		30,028	0.00

		30,028	0.00

TOTAL RIGHTS
(Cost: $0)		30,028	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,e,f]	187,493,833	187,493,833	2.29
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,e]	9,216,649	9,216,649	0.12

		196,710,482	2.41

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,715,470)		196,710,482	2.41

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,906,928,984)	$8,359,440,755	102.17%
Other Assets, Less Liabilities	(177,314,268)	(2.17)

NET ASSETS	$8,182,126,487	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliate of the Fund.
[c]	Non-income producing security.
[d]	All or a portion of this security is on loan.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	195,100,442	—	(7,606,609)[b]	187,493,833	$187,493,833	$1,900,827	[c]	$(31,688)	$(60,830)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,946,943	—	(2,730,294)[b]	9,216,649	9,216,649	149,647		—	—
BlackRock Inc.	37,422	3,137	(3,147)	37,412	20,266,829	391,156		734,737	5,280,585
PNC Financial Services Group Inc. (The)	149,731	12,834	(19,189)	143,376	21,684,186	413,807		720,708	3,879,225
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	71,393	—		—	17,651
PennyMac Mortgage Investment Trust	18,974	558	(720)	18,812	339,180	35,815		361	4,304

					$239,072,070	$2,891,252		$1,424,118	$9,120,935

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-Mini	29	Jun 2018	$2,220	$(76,648)
S&P 500 E-Mini	117	Jun 2018	15,462	(630,587)

Total				$(707,235)

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common stocks	$8,162,606,887	$0	[a]	$93,358	$8,162,700,245
Rights	—	30,028		—	30,028
Money market funds	196,710,482	—		—	196,710,482

Total	$8,359,317,369	$30,028		$93,358	$8,359,440,755

Derivative financial instruments[b]
Liabilities
Futures contracts	$(707,235)	$—		$—	$(707,235)

Total	$(707,235)	$—		$—	$(707,235)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Rockwell Collins Inc.	390,124	$52,608,221	0.31%
Other securities[a]		311,765,113	1.83

		364,373,334	2.14
AIR FREIGHT & LOGISTICS
Other securities[a]		87,415,478	0.51

		87,415,478	0.51
AIRLINES
American Airlines Group Inc.	1,041,680	54,125,693	0.32
Other securities[a]		94,383,964	0.55

		148,509,657	0.87
AUTO COMPONENTS
Aptiv PLC	644,118	54,730,706	0.32
Other securities[a]		118,288,187	0.70

		173,018,893	1.02
AUTOMOBILES
Other securities[a]		31,040,705	0.18

		31,040,705	0.18
BANKS
Fifth Third Bancorp.	1,677,504	53,260,752	0.31
M&T Bank Corp.	340,243	62,727,200	0.37
SunTrust Banks Inc.	1,132,579	77,060,675	0.45
Other securities[a]		591,569,544	3.49

		784,618,171	4.62
BEVERAGES
Other securities[a]		119,947,825	0.71

		119,947,825	0.71
BIOTECHNOLOGY
Other securities[a]		214,367,595	1.26

		214,367,595	1.26
BUILDING PRODUCTS
Other securities[a]		148,264,779	0.87

		148,264,779	0.87
CAPITAL MARKETS
Ameriprise Financial Inc.	355,478	52,589,415	0.31
Moody’s Corp.	399,811	64,489,514	0.38
T Rowe Price Group Inc.	566,261	61,139,200	0.36
Other securities[a]		443,665,846	2.61

		621,883,975	3.66

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$334,096,094	1.97%

		334,096,094	1.97
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		149,955,697	0.88

		149,955,697	0.88
COMMUNICATIONS EQUIPMENT
Other securities[a]		191,969,369	1.13

		191,969,369	1.13
CONSTRUCTION & ENGINEERING
Other securities[a]		70,619,235	0.42

		70,619,235	0.42
CONSTRUCTION MATERIALS
Other securities[a]		79,058,501	0.47

		79,058,501	0.47
CONSUMER FINANCE
Discover Financial Services	871,160	62,662,539	0.37
Synchrony Financial	1,865,690	62,556,586	0.37
Other securities[a]		68,213,185	0.40

		193,432,310	1.14
CONTAINERS & PACKAGING
International Paper Co.	989,990	52,895,166	0.31
Other securities[a]		231,310,289	1.36

		284,205,455	1.67
DISTRIBUTORS
Other securities[a]		72,588,654	0.43

		72,588,654	0.43
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		65,295,753	0.38

		65,295,753	0.38
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		39,479,024	0.23

		39,479,024	0.23
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		53,404,849	0.31

		53,404,849	0.31
ELECTRIC UTILITIES
Xcel Energy Inc.	1,222,282	55,589,385	0.33
Other securities[a]		320,831,977	1.89

		376,421,362	2.22

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	308,850	$53,801,670	0.32%
Other securities[a]		100,327,863	0.59

		154,129,533	0.91
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	718,835	61,913,259	0.36
Other securities[a]		228,063,135	1.35

		289,976,394	1.71
ENERGY EQUIPMENT & SERVICES
Other securities[a]		114,910,620	0.68

		114,910,620	0.68
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	331,260	54,479,020	0.32
Prologis Inc.	1,268,260	79,887,697	0.47
Weyerhaeuser Co.	1,795,443	62,840,505	0.37
Other securities[a]		1,233,837,526	7.26

		1,431,044,748	8.42
FOOD & STAPLES RETAILING
Other securities[a]		37,915,924	0.22

		37,915,924	0.22
FOOD PRODUCTS
Other securities[a]		390,347,633	2.30

		390,347,633	2.30
GAS UTILITIES
Other securities[a]		50,440,267	0.30

		50,440,267	0.30
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp.[b]	502,791	70,149,400	0.41
Zimmer Biomet Holdings Inc.	485,499	52,938,811	0.31
Other securities[a]		346,338,586	2.04

		469,426,797	2.76
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		337,246,762	1.99

		337,246,762	1.99
HEALTH CARE TECHNOLOGY
Other securities[a]		73,205,443	0.43

		73,205,443	0.43

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		$440,366,561	2.59%

		440,366,561	2.59
HOUSEHOLD DURABLES
Other securities[a]		262,079,227	1.54

		262,079,227	1.54
HOUSEHOLD PRODUCTS
Other securities[a]		85,804,470	0.50

		85,804,470	0.50
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		52,074,905	0.31

		52,074,905	0.31
INDUSTRIAL CONGLOMERATES
Roper Technologies Inc.	241,918	67,903,964	0.40
Other securities[a]		15,184,033	0.09

		83,087,997	0.49
INSURANCE
Progressive Corp. (The)	1,394,517	84,967,921	0.50
Other securities[a]		694,268,763	4.09

		779,236,684	4.59
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		81,346,050	0.48

		81,346,050	0.48
INTERNET SOFTWARE & SERVICES
Other securities[a]		187,254,405	1.10

		187,254,405	1.10
IT SERVICES
DXC Technology Co.	681,072	68,468,168	0.40
Fidelity National Information Services Inc.	790,665	76,141,039	0.45
Fiserv Inc.[b,c]	1,000,206	71,324,690	0.42
Worldpay Inc. Class Ab	693,029	56,994,705	0.34
Other securities[a]		518,805,626	3.05

		791,734,228	4.66
LEISURE PRODUCTS
Other securities[a]		62,555,157	0.37

		62,555,157	0.37

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b]	350,599	$82,888,616	0.49%
Other securities[a]		243,527,179	1.43

		326,415,795	1.92
MACHINERY
Cummins Inc.	378,559	61,360,628	0.36
Fortive Corp.	738,732	57,266,505	0.34
PACCAR Inc.	824,806	54,577,413	0.32
Parker-Hannifin Corp.	318,133	54,410,287	0.32
Stanley Black & Decker Inc.	368,016	56,380,051	0.33
Other securities[a]		441,657,810	2.60

		725,652,694	4.27
MARINE
Other securities[a]		9,777,036	0.06

		9,777,036	0.06
MEDIA
Other securities[a]		309,699,123	1.82

		309,699,123	1.82
METALS & MINING
Freeport- McMoRan Inc.[b]	3,258,070	57,244,290	0.34
Other securities[a]		198,383,756	1.16

		255,628,046	1.50
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		94,437,034	0.56

		94,437,034	0.56
MULTI-UTILITIES
Consolidated Edison Inc.	747,883	58,290,001	0.34
Public Service Enterprise Group Inc.	1,216,571	61,120,527	0.36
Sempra Energy	604,258	67,205,575	0.40
Other securities[a]		241,818,820	1.42

		428,434,923	2.52
MULTILINE RETAIL
Dollar General Corp.	657,254	61,486,112	0.36
Other securities[a]		114,632,692	0.68

		176,118,804	1.04

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Concho Resources Inc.[b,c]	354,387	$53,274,998	0.31%
Marathon Petroleum Corp.	1,166,228	85,262,929	0.50
ONEOK Inc.	932,801	53,095,033	0.31
Other securities[a]		627,399,870	3.70

		819,032,830	4.82
PAPER & FOREST PRODUCTS
Other securities[a]		6,308,001	0.04

		6,308,001	0.04
PERSONAL PRODUCTS
Other securities[a]		50,998,205	0.30

		50,998,205	0.30
PHARMACEUTICALS
Mylan NVb	1,282,623	52,805,589	0.31
Zoetis Inc.	1,183,372	98,823,396	0.58
Other securities[a]		36,991,269	0.22

		188,620,254	1.11
PROFESSIONAL SERVICES
Other securities[a]		244,377,079	1.44

		244,377,079	1.44
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		73,174,565	0.43

		73,174,565	0.43
ROAD & RAIL
Other securities[a]		108,007,242	0.64

		108,007,242	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	893,732	81,445,797	0.48
Lam Research Corp.	391,988	79,636,282	0.47
Other securities[a]		397,008,661	2.33

		558,090,740	3.28
SOFTWARE
Autodesk Inc.[b]	499,576	62,736,754	0.37
Red Hat Inc.[b]	426,030	63,695,745	0.37
ServiceNow Inc.[b,c]	410,777	67,963,055	0.40
Other securities[a]		508,613,962	3.00

		703,009,516	4.14
SPECIALTY RETAIL
Ross Stores Inc.	908,595	70,852,238	0.42
Other securities[a]		399,458,482	2.35

		470,310,720	2.77

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	713,345	$65,820,343	0.39%
Other securities[a]		64,818,303	0.38

		130,638,646	0.77
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	783,898	58,102,520	0.34
Other securities[a]		174,274,497	1.03

		232,377,017	1.37
THRIFTS & MORTGAGE FINANCE
Other securities[a]		16,897,094	0.10

		16,897,094	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		171,993,176	1.01

		171,993,176	1.01
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		7,092,111	0.04

		7,092,111	0.04
WATER UTILITIES
Other securities[a]		49,916,788	0.29

		49,916,788	0.29
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		7,845,492	0.05

		7,845,492	0.05

TOTAL COMMON STOCKS
(Cost: $12,914,904,298)		16,943,003,451	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	672,731,047	672,731,047	3.96
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	18,616,885	18,616,885	0.11

		691,347,932	4.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $691,349,347)		691,347,932	4.07

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,606,253,645)	$17,634,351,383	103.80%
Other Assets, Less Liabilities	(646,317,059)	(3.80)

NET ASSETS	$16,988,034,324	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	705,810,780	—	(33,079,733)[b]	672,731,047	$672,731,047	$3,802,412	[c]	$(100,424)	$(242,646)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,360,127	—	(19,743,242)[b]	18,616,885	18,616,885	254,437		—	—

					$691,347,932	$4,056,849		$(100,424)	$(242,646)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	100	Jun 2018	$13,215	$(532,981)
S&P MidCap 400 E-Mini	148	Jun 2018	27,870	(720,245)

Total				$(1,253,226)

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$16,943,003,451	$—	$—	$16,943,003,451
Money market funds	691,347,932	—	—	691,347,932

Total	$17,634,351,383	$—	$—	$17,634,351,383

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,253,226)	$—	$—	$(1,253,226)

Total	$(1,253,226)	$—	$—	$(1,253,226)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Rockwell Collins Inc.	437,968	$59,059,985	0.69%
Other securities[a]		124,538,894	1.45

		183,598,879	2.14
AIR FREIGHT & LOGISTICS
Other securities[a]		80,373,288	0.94

		80,373,288	0.94
AIRLINES
Other securities[a]		43,523,608	0.51

		43,523,608	0.51
AUTO COMPONENTS
Aptiv PLC	723,144	61,445,546	0.72
Other securities[a]		62,742,496	0.73

		124,188,042	1.45
AUTOMOBILES
Other securities[a]		29,464,985	0.34

		29,464,985	0.34
BANKS
Other securities[a]		90,498,440	1.06

		90,498,440	1.06
BEVERAGES
Dr Pepper Snapple Group Inc.	483,574	57,245,490	0.67
Other securities[a]		39,750,288	0.46

		96,995,778	1.13
BIOTECHNOLOGY
Other securities[a]		219,186,077	2.56

		219,186,077	2.56
BUILDING PRODUCTS
Other securities[a]		117,422,169	1.37

		117,422,169	1.37
CAPITAL MARKETS
Ameriprise Financial Inc.	359,137	53,130,728	0.62
Moody’s Corp.	448,832	72,396,602	0.85
TD Ameritrade Holding Corp.	712,975	42,229,509	0.49
Other securities[a]		220,653,587	2.58

		388,410,426	4.54

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$184,070,407	2.15%

		184,070,407	2.15
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		106,581,675	1.25

		106,581,675	1.25
COMMUNICATIONS EQUIPMENT
Palo Alto Networks Inc.[b]	240,060	43,575,691	0.51
Other securities[a]		75,927,570	0.89

		119,503,261	1.40
CONSTRUCTION & ENGINEERING
Other securities[a]		3,492,021	0.04

		3,492,021	0.04
CONSTRUCTION MATERIALS
Other securities[a]		82,473,323	0.96

		82,473,323	0.96
CONSUMER FINANCE
Other securities[a]		9,051,251	0.11

		9,051,251	0.11
CONTAINERS & PACKAGING
International Paper Co.	1,010,885	54,011,586	0.63
Other securities[a]		141,058,310	1.65

		195,069,896	2.28
DISTRIBUTORS
Other securities[a]		32,948,064	0.38

		32,948,064	0.38
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		54,242,589	0.63

		54,242,589	0.63
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,154,539	0.07

		6,154,539	0.07
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		17,087,413	0.20

		17,087,413	0.20
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	346,702	60,395,489	0.71
Other securities[a]		41,897,412	0.48

		102,292,901	1.19

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	806,848	$69,493,818	0.81%
Other securities[a]		157,624,916	1.84

		227,118,734	2.65
ENERGY EQUIPMENT & SERVICES
Other securities[a]		2,587,052	0.03

		2,587,052	0.03
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Digital Realty Trust Inc.[c]	420,400	44,301,752	0.52
SBA Communications Corp.[b]	314,809	53,807,154	0.63
Other securities[a]		152,825,381	1.78

		250,934,287	2.93
FOOD & STAPLES RETAILING
Other securities[a]		10,432,780	0.12

		10,432,780	0.12
FOOD PRODUCTS
Other securities[a]		141,011,647	1.65

		141,011,647	1.65
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b]	214,394	53,840,765	0.63
Edwards Lifesciences Corp.[b]	564,336	78,736,159	0.92
IDEXX Laboratories Inc.[b]	233,572	44,703,345	0.52
Other securities[a]		192,521,240	2.25

		369,801,509	4.32
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		95,545,880	1.12

		95,545,880	1.12
HEALTH CARE TECHNOLOGY
Cerner Corp.[b]	776,682	45,047,556	0.53
Other securities[a]		37,056,819	0.43

		82,104,375	0.96
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		319,666,431	3.73

		319,666,431	3.73
HOUSEHOLD DURABLES
Other securities[a]		86,706,434	1.01

		86,706,434	1.01

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$89,485,799	1.05%

		89,485,799	1.05
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		4,842,791	0.06

		4,842,791	0.06
INDUSTRIAL CONGLOMERATES
Roper Technologies Inc.	256,839	72,092,139	0.84

		72,092,139	0.84
INSURANCE
Progressive Corp. (The)	1,564,641	95,333,576	1.11
Other securities[a]		50,337,937	0.59

		145,671,513	1.70
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		68,749,032	0.80

		68,749,032	0.80
INTERNET SOFTWARE & SERVICES
Other securities[a]		115,107,079	1.34

		115,107,079	1.34
IT SERVICES
DXC Technology Co.	764,382	76,843,322	0.90
Fidelity National Information Services Inc.	504,989	48,630,441	0.57
Fiserv Inc.[b,c]	1,123,524	80,118,496	0.94
FleetCor Technologies Inc.[b]	240,474	48,695,985	0.57
Global Payments Inc.	409,612	45,679,930	0.53
Paychex Inc.	868,183	53,471,391	0.62
Total System Services Inc.	489,283	42,205,552	0.49
Worldpay Inc. Class Ab	774,116	63,663,300	0.74
Other securities[a]		295,633,746	3.46

		754,942,163	8.82
LEISURE PRODUCTS
Other securities[a]		51,535,835	0.60

		51,535,835	0.60
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b]	393,376	93,001,954	1.09
Other securities[a]		163,689,582	1.91

		256,691,536	3.00

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
MACHINERY
Fortive Corp.	750,288	$58,162,326	0.68%
Parker-Hannifin Corp.	308,894	52,830,141	0.62
Other securities[a]		270,084,693	3.15

		381,077,160	4.45
MEDIA
Omnicom Group Inc.	623,684	45,323,116	0.53
Other securities[a]		86,159,651	1.01

		131,482,767	1.54
METALS & MINING
Other securities[a]		32,410,156	0.38

		32,410,156	0.38
MULTILINE RETAIL
Dollar Tree Inc.[b]	589,003	55,896,385	0.65
Other securities[a]		41,539,905	0.49

		97,436,290	1.14
OIL, GAS & CONSUMABLE FUELS
ONEOK Inc.	1,042,206	59,322,365	0.69
Other securities[a]		138,110,400	1.62

		197,432,765	2.31
PERSONAL PRODUCTS
Other securities[a]		19,660,062	0.23

		19,660,062	0.23
PHARMACEUTICALS
Zoetis Inc.	1,328,291	110,925,581	1.30
Other securities[a]		4,277,574	0.05

		115,203,155	1.35
PROFESSIONAL SERVICES
Verisk Analytics Inc. Class Ab	408,646	42,499,184	0.50
Other securities[a]		152,242,203	1.77

		194,741,387	2.27
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		16,474,586	0.19

		16,474,586	0.19
ROAD & RAIL
Other securities[a]		54,752,601	0.64

		54,752,601	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	1,003,394	91,439,295	1.07
KLA-Tencor Corp.	423,404	46,155,270	0.54
Lam Research Corp.	440,019	89,394,260	1.04

Security	Shares	Value	% of Net Assets
Maxim Integrated Products Inc.	758,639	$45,685,241	0.53%
Microchip Technology Inc.[c]	614,920	56,179,091	0.66
Skyworks Solutions Inc.	493,393	49,467,582	0.58
Xilinx Inc.	652,095	47,107,343	0.55
Other securities[a]		117,212,392	1.37

		542,640,474	6.34
SOFTWARE
Autodesk Inc.[b]	458,450	57,572,151	0.67
Red Hat Inc.[b,c]	478,174	71,491,795	0.84
ServiceNow Inc.[b,c]	459,259	75,984,401	0.89
Symantec Corp.	1,677,600	43,365,960	0.51
Workday Inc. Class Ab,c	368,615	46,854,653	0.55
Other securities[a]		379,951,778	4.43

		675,220,738	7.89
SPECIALTY RETAIL
O’Reilly Automotive Inc.[b]	225,440	55,769,347	0.65
Ross Stores Inc.	1,020,035	79,542,329	0.93
Other securities[a]		169,585,023	1.98

		304,896,699	3.56
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		59,037,439	0.69

		59,037,439	0.69
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	651,890	48,318,087	0.56
Other securities[a]		79,642,094	0.93

		127,960,181	1.49
TRADING COMPANIES & DISTRIBUTORS
Fastenal Co.	779,958	42,577,907	0.50
Other securities[a]		123,419,454	1.44

		165,997,361	1.94

TOTAL COMMON STOCKS
(Cost: $6,569,430,332)		8,548,079,869	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	407,935,852	407,935,852	4.77

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	8,766,495	$8,766,495	0.10%

		416,702,347	4.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,704,949)		416,702,347	4.87

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,986,135,281)		8,964,782,216	104.71
Other Assets, Less Liabilities		(403,128,520)	(4.71)

NET ASSETS		$8,561,653,696	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	409,153,852	—	(1,218,000)[b]	407,935,852	$407,935,852	$2,651,950	[c]	$(73,111)	$(164,928)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,357,264	—	(590,769)[b]	8,766,495	8,766,495	112,529		—	—

					$416,702,347	$2,764,479		$(73,111)	$(164,928)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	49	Jun 2018	$6,475	$(288,988)
S&P MidCap 400 E-Mini	34	Jun 2018	6,403	(194,227)

Total				$(483,215)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,548,079,869	$—	$—	$8,548,079,869
Money market funds	416,702,347	—	—	416,702,347

Total	$8,964,782,216	$—	$—	$8,964,782,216

Derivative financial instruments[a]
Liabilities
Futures contracts	$(483,215)	$—	$—	$(483,215)

Total	$(483,215)	$—	$—	$(483,215)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
L3 Technologies Inc.	210,947	$43,876,976	0.42%
Other securities[a]		182,518,683	1.73

		226,395,659	2.15
AIR FREIGHT & LOGISTICS
Other securities[a]		17,597,904	0.17

		17,597,904	0.17
AIRLINES
United Continental Holdings Inc.[b]	729,327	50,666,347	0.48
Other securities[a]		72,854,127	0.69

		123,520,474	1.17
AUTO COMPONENTS
Other securities[a]		70,741,748	0.67

		70,741,748	0.67
AUTOMOBILES
Other securities[a]		5,276,684	0.05

		5,276,684	0.05
BANKS
Citizens Financial Group Inc.	1,334,807	56,035,198	0.53
Comerica Inc.	471,129	45,195,405	0.43
Fifth Third Bancorp.	1,882,874	59,781,249	0.57
KeyCorp	2,903,736	56,768,039	0.54
M&T Bank Corp.	383,516	70,705,010	0.67
Regions Financial Corp.	3,074,660	57,127,183	0.54
SunTrust Banks Inc.	1,276,734	86,868,981	0.82
Other securities[a]		360,851,412	3.43

		793,332,477	7.53
BEVERAGES
Other securities[a]		37,569,000	0.36

		37,569,000	0.36
BIOTECHNOLOGY
Other securities[a]		20,885,370	0.20

		20,885,370	0.20
BUILDING PRODUCTS
Other securities[a]		48,696,220	0.46

		48,696,220	0.46
CAPITAL MARKETS
Northern Trust Corp.	566,530	58,426,239	0.55
T Rowe Price Group Inc.	539,270	58,224,982	0.55

Security	Shares	Value	% of Net Assets
Other securities[a]		$193,601,450	1.85%

		310,252,671	2.95
CHEMICALS
Other securities[a]		190,907,670	1.81

		190,907,670	1.81
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		61,836,815	0.59

		61,836,815	0.59
COMMUNICATIONS EQUIPMENT
Other securities[a]		96,084,328	0.91

		96,084,328	0.91
CONSTRUCTION & ENGINEERING
Other securities[a]		75,922,541	0.72

		75,922,541	0.72
CONSTRUCTION MATERIALS
Other securities[a]		6,091,675	0.06

		6,091,675	0.06
CONSUMER FINANCE
Discover Financial Services	981,933	70,630,441	0.67
Synchrony Financial	2,094,105	70,215,341	0.67
Other securities[a]		67,868,125	0.64

		208,713,907	1.98
CONTAINERS & PACKAGING
Other securities[a]		123,944,765	1.18

		123,944,765	1.18
DISTRIBUTORS
Other securities[a]		49,010,564	0.47

		49,010,564	0.47
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,017,929	0.18

		19,017,929	0.18
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		38,347,333	0.36

		38,347,333	0.36
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		42,960,720	0.41

		42,960,720	0.41
ELECTRIC UTILITIES
Edison International	861,131	54,819,600	0.52
Eversource Energy	859,944	50,667,901	0.48
PPL Corp.	1,857,345	52,544,290	0.50

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
Xcel Energy Inc.	1,377,463	$62,647,017	0.59%
Other securities[a]		203,669,626	1.94

		424,348,434	4.03
ELECTRICAL EQUIPMENT
Other securities[a]		70,993,471	0.67

		70,993,471	0.67
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		98,799,364	0.94

		98,799,364	0.94
ENERGY EQUIPMENT & SERVICES
Other securities[a]		126,889,268	1.20

		126,889,268	1.20
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[c]	373,232	61,381,735	0.58
Prologis Inc.	1,429,106	90,019,387	0.85
Ventas Inc.[c]	963,589	47,726,563	0.45
Welltower Inc.	1,005,120	54,708,682	0.52
Weyerhaeuser Co.	2,023,058	70,807,030	0.67
Other securities[a]		1,034,087,579	9.83

		1,358,730,976	12.90
FOOD & STAPLES RETAILING
Other securities[a]		32,080,792	0.30

		32,080,792	0.30
FOOD PRODUCTS
Tyson Foods Inc. Class A	755,269	55,278,138	0.52
Other securities[a]		242,244,949	2.30

		297,523,087	2.82
GAS UTILITIES
Other securities[a]		56,948,648	0.54

		56,948,648	0.54
HEALTH CARE EQUIPMENT & SUPPLIES
Zimmer Biomet Holdings Inc.	547,273	59,674,648	0.57
Other securities[a]		97,623,514	0.92

		157,298,162	1.49
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	857,200	53,729,296	0.51
Laboratory Corp. of America Holdings[b]	277,497	44,885,140	0.43

Security	Shares	Value	% of Net Assets
Other securities[a]		$184,985,451	1.75%

		283,599,887	2.69
HOTELS, RESTAURANTS & LEISURE
MGM Resorts International	1,252,970	43,879,009	0.42
Royal Caribbean Cruises Ltd.	465,321	54,786,895	0.52
Other securities[a]		76,664,947	0.72

		175,330,851	1.66
HOUSEHOLD DURABLES
Other securities[a]		207,641,813	1.97

		207,641,813	1.97
HOUSEHOLD PRODUCTS
Other securities[a]		6,904,416	0.07

		6,904,416	0.07
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		53,899,398	0.51

		53,899,398	0.51
INDUSTRIAL CONGLOMERATES
Other securities[a]		21,200,772	0.20

		21,200,772	0.20
INSURANCE
Hartford Financial Services Group Inc. (The)	961,292	49,525,764	0.47
Principal Financial Group Inc.	724,394	44,122,839	0.42
Willis Towers Watson PLC	335,211	51,015,762	0.48
Other securities[a]		586,711,159	5.57

		731,375,524	6.94
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		22,800,758	0.22

		22,800,758	0.22
INTERNET SOFTWARE & SERVICES
Twitter Inc.[b]	1,725,996	50,071,144	0.48
Other securities[a]		45,139,960	0.42

		95,211,104	0.90
IT SERVICES
Other securities[a]		133,719,986	1.27

		133,719,986	1.27

SUMMARY SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$18,947,110	0.18%

		18,947,110	0.18
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	663,864	44,412,502	0.42
Other securities[a]		65,422,285	0.62

		109,834,787	1.04
MACHINERY
Cummins Inc.	287,924	46,669,601	0.44
PACCAR Inc.	929,793	61,524,403	0.58
Stanley Black & Decker Inc.	372,361	57,045,705	0.54
Other securities[a]		268,786,601	2.56

		434,026,310	4.12
MARINE
Other securities[a]		11,085,417	0.11

		11,085,417	0.11
MEDIA
Other securities[a]		216,951,487	2.06

		216,951,487	2.06
METALS & MINING
Freeport-McMoRan Inc.[b]	2,944,611	51,736,815	0.49
Newmont Mining Corp.	1,447,827	56,566,601	0.54
Nucor Corp.	865,335	52,863,315	0.50
Other securities[a]		94,179,332	0.89

		255,346,063	2.42
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		106,328,406	1.01

		106,328,406	1.01
MULTI-UTILITIES
Consolidated Edison Inc.	842,832	65,690,326	0.62
DTE Energy Co.	485,111	50,645,588	0.48
Public Service Enterprise Group Inc.	1,370,956	68,876,830	0.65
Sempra Energy	681,020	75,743,044	0.72
WEC Energy Group Inc.	856,366	53,694,148	0.51
Other securities[a]		167,986,732	1.60

		482,636,668	4.58
MULTILINE RETAIL
Other securities[a]		100,093,603	0.95

		100,093,603	0.95

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Concho Resources Inc.[b]	399,479	$60,053,678	0.57%
Marathon Petroleum Corp.	1,313,926	96,061,130	0.91
Williams Companies Inc. (The)	1,915,710	47,624,550	0.45
Other securities[a]		520,494,391	4.95

		724,233,749	6.88
PAPER & FOREST PRODUCTS
Other securities[a]		7,112,518	0.07

		7,112,518	0.07
PERSONAL PRODUCTS
Other securities[a]		37,833,564	0.36

		37,833,564	0.36
PHARMACEUTICALS
Mylan NVb	1,445,825	59,524,615	0.57
Other securities[a]		37,259,723	0.35

		96,784,338	0.92
PROFESSIONAL SERVICES
Other securities[a]		80,161,890	0.76

		80,161,890	0.76
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		65,910,410	0.63

		65,910,410	0.63
ROAD & RAIL
Other securities[a]		66,521,391	0.63

		66,521,391	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		83,957,060	0.80

		83,957,060	0.80
SOFTWARE
Other securities[a]		113,341,999	1.08

		113,341,999	1.08
SPECIALTY RETAIL
Best Buy Co. Inc.	680,327	47,616,087	0.45
Other securities[a]		176,567,005	1.68

		224,183,092	2.13
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	688,499	63,527,803	0.60
Other securities[a]		24,426,244	0.23

		87,954,047	0.83

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$133,270,334	1.27%

		133,270,334	1.27
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,852,830	0.18

		18,852,830	0.18
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		26,966,932	0.26

		26,966,932	0.26
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		8,000,921	0.08

		8,000,921	0.08
WATER UTILITIES
Other securities[a]		56,068,613	0.53

		56,068,613	0.53
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,866,438	0.08

		8,866,438	0.08

TOTAL COMMON STOCKS
(Cost: $9,170,213,134)		10,497,673,142	99.66

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	327,446,348	$327,446,348	3.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	12,615,482	12,615,482	0.12

		340,061,830	3.23

TOTAL SHORT-TERM INVESTMENTS
(Cost: $340,072,120)		340,061,830	3.23

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,510,285,254)		10,837,734,972	102.89
Other Assets, Less Liabilities		(304,443,180)	(2.89)

NET ASSETS		$10,533,291,792	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2018. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	290,568,296	36,878,052	[b]	—	327,446,348	$327,446,348	$1,488,317	[c]	$(55,967)	$(102,007)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,776,619	1,838,863	[b]	—	12,615,482	12,615,482	172,307		—	—

						$340,061,830	$1,660,624		$(55,967)	$(102,007)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	43	Jun 2018	$5,682	$(164,902)
S&P MidCap 400 E-Mini	157	Jun 2018	29,565	(527,175)

Total				$(692,077)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$10,497,673,142	$—	$—	$10,497,673,142
Money market funds	340,061,830	—	—	340,061,830

Total	$10,837,734,972	$—	$—	$10,837,734,972

Derivative financial instruments[a]
Liabilities
Futures contracts	$(692,077)	$—	$—	$(692,077)

Total	$(692,077)	$—	$—	$(692,077)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$817,955,827	$9,125,836	$3,387,171
Affiliated (Note 2)	137,173,859	91,105	2,880,823

Total cost of investments in securities	$955,129,686	$9,216,941	$6,267,994

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$877,290,625	$9,026,055	$3,628,799
Affiliated (Note 2)	137,172,439	97,167	3,037,388
Cash pledged to broker for futures contracts	70,710	—	—
Cash	150,645	4,490	474
Receivables:
Investment securities sold	3,415,995	—	—
Due from custodian (Note 4)	2,450	—	—
Dividends and interest	1,132,098	10,490	5,454
Capital shares sold	508	—	—

Total Assets	1,019,235,470	9,138,202	6,672,115

LIABILITIES
Payables:
Investment securities purchased	3,340,493	1,651	1,585
Collateral for securities on loan (Note 1)	136,064,600	—	184,662
Investment advisory fees (Note 2)	455,409	1,183	346

Total Liabilities	139,860,502	2,834	186,593

NET ASSETS	$879,374,968	$9,135,368	$6,485,522

Net assets consist of:
Paid-in capital	$902,866,208	$9,247,174	$6,096,307
Undistributed (distributions in excess of) net investment income	(920,123)	2,518	92
Accumulated net realized loss	(81,877,403)	(20,605)	(9,070)
Net unrealized appreciation (depreciation)	59,306,286	(93,719)	398,193

NET ASSETS	$879,374,968	$9,135,368	$6,485,522

Shares outstanding[b]	9,150,000	350,000	150,000

Net asset value per share	$96.11	$26.10	$43.24

[a]	Securities on loan with values of $131,792,657, $ — and $182,292, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,687,763,975	$12,914,904,298	$6,569,430,332
Affiliated (Note 2)	219,165,009	691,349,347	416,704,949

Total cost of investments in securities	$5,906,928,984	$13,606,253,645	$6,986,135,281

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,120,368,685	$16,943,003,451	$8,548,079,869
Affiliated (Note 2)	239,072,070	691,347,932	416,702,347
Cash pledged to broker for futures contracts	731,459	1,878,420	599,990
Cash	2,143,591	5,419,594	2,301,541
Receivables:
Investment securities sold	108,635	—	—
Dividends and interest	8,355,668	22,993,523	4,789,534
Capital shares sold	279,049	—	—

Total Assets	8,371,059,157	17,664,642,920	8,972,473,281

LIABILITIES
Payables:
Investment securities purchased	—	965,837	990,469
Collateral for securities on loan (Note 1)	187,516,902	672,812,161	407,987,016
Capital shares redeemed	—	—	56,145
Investment advisory fees (Note 2)	1,415,768	2,830,598	1,785,955

Total Liabilities	188,932,670	676,608,596	410,819,585

NET ASSETS	$8,182,126,487	$16,988,034,324	$8,561,653,696

Net assets consist of:
Paid-in capital	$5,901,329,431	$13,457,500,697	$6,903,863,955
Undistributed net investment income	1,202,761	6,652,555	241,903
Accumulated net realized loss	(172,210,241)	(502,963,440)	(320,615,882)
Net unrealized appreciation	2,451,804,536	4,026,844,512	1,978,163,720

NET ASSETS	$8,182,126,487	$16,988,034,324	$8,561,653,696

Shares outstanding[b]	52,350,000	82,300,000	69,650,000

Net asset value per share	$156.30	$206.42	$122.92

[a]	Securities on loan with values of $184,943,256, $663,397,186 and $402,891,571, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$9,170,213,134
Affiliated (Note 2)	340,072,120

Total cost of investments in securities	$9,510,285,254

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,497,673,142
Affiliated (Note 2)	340,061,830
Cash pledged to broker for futures contracts	1,585,590
Cash	3,271,829
Receivables:
Investment securities sold	4,645
Due from custodian (Note 4)	9,290
Dividends and interest	21,152,979

Total Assets	10,863,759,305

LIABILITIES
Payables:
Investment securities purchased	271,214
Collateral for securities on loan (Note 1)	327,501,055
Capital shares redeemed	494,714
Securities related to in-kind transactions (Note 4)	4,645
Investment advisory fees (Note 2)	2,195,885

Total Liabilities	330,467,513

NET ASSETS	$10,533,291,792

Net assets consist of:
Paid-in capital	$9,457,043,347
Distributions in excess of net investment income	(96,133)
Accumulated net realized loss	(250,413,063)
Net unrealized appreciation	1,326,757,641

NET ASSETS	$10,533,291,792

Shares outstanding[b]	121,850,000

Net asset value per share	$86.44

[a]	Securities on loan with a value of $321,510,063. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF[a]	iShares Russell 2500 ETF[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$7,733,654	$81,779	$28,154
Dividends — affiliated (Note 2)	14,159	638	18,445
Interest — unaffiliated	508	—	—
Securities lending income — affiliated — net (Note 2)	4,814,808	—	849

Total investment income	12,563,129	82,417	47,448

EXPENSES
Investment advisory fees (Note 2)	5,138,410	5,528	4,970
Proxy fees	18,431	—	—

Total expenses	5,156,841	5,528	4,970
Less investment advisory fees waived (Note 2)	—	—	(2,815)

Net expenses	5,156,841	5,528	2,155

Net investment income	7,406,288	76,889	45,293

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,387,917)	(20,498)	(9,618)
Investments — affiliated (Note 2)	(7,354)	—	548
In-kind redemptions — unaffiliated	89,969,561	—	—
Futures contracts	409,303	—	—

Net realized gain (loss)	79,983,593	(20,498)	(9,070)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	18,414,746	(99,781)	241,628
Investments — affiliated (Note 2)	(50,927)	6,062	156,565
Futures contracts	(44,427)	—	—

Net change in unrealized appreciation/depreciation	18,319,392	(93,719)	398,193

Net realized and unrealized gain (loss)	98,302,985	(114,217)	389,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,709,273	$(37,328)	$434,416

[a]	For the period from August 8, 2017 (commencement of operations) to March 31, 2018.
[b]	For the period from July 6, 2017 (commencement of operations) to March 31, 2018.
[c]	Net of foreign withholding tax of $5,017, $ — and $22, respectively.

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$147,563,525	$275,415,821	$83,485,344
Dividends — affiliated (Note 2)	990,425	254,437	112,529
Interest — unaffiliated	5,130	8,364	3,010
Securities lending income — affiliated — net (Note 2)	1,900,827	3,802,412	2,651,950

Total investment income	150,459,907	279,481,034	86,252,833

EXPENSES
Investment advisory fees (Note 2)	15,997,885	31,429,300	19,357,093
Proxy fees	162,579	340,309	160,640

Total expenses	16,160,464	31,769,609	19,517,733

Net investment income	134,299,443	247,711,425	66,735,100

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(991,620)	(169,626,467)	(38,106,466)
Investments — affiliated (Note 2)	(15,028)	(100,424)	(73,111)
In-kind redemptions — unaffiliated	261,437,933	920,302,120	729,730,337
In-kind redemptions — affiliated (Note 2)	1,439,146	—	—
Futures contracts	3,186,620	6,153,149	2,537,549

Net realized gain	265,057,051	756,728,378	694,088,309

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	611,116,588	809,359,306	644,533,841
Investments — affiliated (Note 2)	9,120,935	(242,646)	(164,928)
Futures contracts	(751,004)	(1,522,003)	(482,048)

Net change in unrealized appreciation/depreciation	619,486,519	807,594,657	643,886,865

Net realized and unrealized gain	884,543,570	1,564,323,035	1,337,975,174

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,018,843,013	$1,812,034,460	$1,404,710,274

[a]	Net of foreign withholding tax of $10,919, $41,267 and $5,279, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$224,281,004
Dividends — affiliated (Note 2)	172,307
Interest — unaffiliated	5,874
Securities lending income — affiliated — net (Note 2)	1,488,317

Total investment income	225,947,502

EXPENSES
Investment advisory fees (Note 2)	24,642,865
Proxy fees	204,700

Total expenses	24,847,565

Net investment income	201,099,937

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(80,534,622)
Investments — affiliated (Note 2)	(55,967)
In-kind redemptions — unaffiliated	457,067,432
Futures contracts	4,103,175

Net realized gain	380,580,018

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	38,557,563
Investments — affiliated (Note 2)	(102,007)
Futures contracts	(978,877)

Net change in unrealized appreciation/depreciation	37,476,679

Net realized and unrealized gain	418,056,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$619,156,634

[a]	Net of foreign withholding tax of $43,832.

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Period from August 8, 2017[a] to March 31, 2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,406,288	$8,432,401	$76,889
Net realized gain (loss)	79,983,593	1,902,104	(20,498)
Net change in unrealized appreciation/depreciation	18,319,392	174,412,277	(93,719)

Net increase (decrease) in net assets resulting from operations	105,709,273	184,746,782	(37,328)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,668,187)	(9,850,270)	(74,478)

Total distributions to shareholders	(9,668,187)	(9,850,270)	(74,478)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	141,056,129	16,999,944	9,247,174
Cost of shares redeemed	(210,257,064)	(32,995,108)	—

Net increase (decrease) in net assets from capital share transactions	(69,200,935)	(15,995,164)	9,247,174

INCREASE IN NET ASSETS	26,840,151	158,901,348	9,135,368

NET ASSETS
Beginning of period	852,534,817	693,633,469	—

End of period	$879,374,968	$852,534,817	$9,135,368

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(920,123)	$(454,454)	$2,518

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	200,000	350,000
Shares redeemed	(2,350,000)	(450,000)	—

Net increase (decrease) in shares outstanding	(800,000)	(250,000)	350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2500 ETF	iShares Russell 3000 ETF
	Period from July 6, 2017[a] to March 31, 2018	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,293	$134,299,443	$117,001,616
Net realized gain (loss)	(9,070)	265,057,051	183,743,631
Net change in unrealized appreciation/depreciation	398,193	619,486,519	771,001,622

Net increase in net assets resulting from operations	434,416	1,018,843,013	1,071,746,869

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,201)	(135,962,722)	(120,931,901)
Return of capital	(567)	—	—

Total distributions to shareholders	(45,768)	(135,962,722)	(120,931,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,096,874	413,564,492	873,388,380
Cost of shares redeemed	—	(493,630,198)	(457,732,149)

Net increase (decrease) in net assets from capital share transactions	6,096,874	(80,065,706)	415,656,231

INCREASE IN NET ASSETS	6,485,522	802,814,585	1,366,471,199

NET ASSETS
Beginning of period	—	7,379,311,902	6,012,840,703

End of period	$6,485,522	$8,182,126,487	$7,379,311,902

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$92	$1,202,761	$(164,063)

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,750,000	6,550,000
Shares redeemed	—	(3,150,000)	(3,550,000)

Net increase (decrease) in shares outstanding	150,000	(400,000)	3,000,000

[a]	Commencement of operations.

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$247,711,425	$209,541,154	$66,735,100	$61,234,658
Net realized gain	756,728,378	270,951,991	694,088,309	62,146,321
Net change in unrealized appreciation/depreciation	807,594,657	1,599,575,453	643,886,865	731,936,437

Net increase in net assets resulting from operations	1,812,034,460	2,080,068,598	1,404,710,274	855,317,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(261,767,708)	(229,450,831)	(69,516,250)	(71,421,013)

Total distributions to shareholders	(261,767,708)	(229,450,831)	(69,516,250)	(71,421,013)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,832,810,982	2,170,436,578	1,575,874,039	730,728,184
Cost of shares redeemed	(1,863,708,994)	(723,600,994)	(1,589,534,559)	(334,243,140)

Net increase (decrease) in net assets from capital share transactions	(30,898,012)	1,446,835,584	(13,660,520)	396,485,044

INCREASE IN NET ASSETS	1,519,368,740	3,297,453,351	1,321,533,504	1,180,381,447

NET ASSETS
Beginning of year	15,468,665,584	12,171,212,233	7,240,120,192	6,059,738,745

End of year	$16,988,034,324	$15,468,665,584	$8,561,653,696	$7,240,120,192

Undistributed net investment income included in net assets at end of year	$6,652,555	$34,445	$241,903	$70,274

SHARES ISSUED AND REDEEMED
Shares sold	9,300,000	12,300,000	14,050,000	7,500,000
Shares redeemed	(9,600,000)	(4,350,000)	(14,150,000)	(3,500,000)

Net increase (decrease) in shares outstanding	(300,000)	7,950,000	(100,000)	4,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$201,099,937	$164,001,942
Net realized gain	380,580,018	208,855,711
Net change in unrealized appreciation/depreciation	37,476,679	1,068,930,112

Net increase in net assets resulting from operations	619,156,634	1,441,787,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(210,505,321)	(179,276,690)

Total distributions to shareholders	(210,505,321)	(179,276,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,874,144,828	2,227,054,204
Cost of shares redeemed	(1,304,807,724)	(784,527,285)

Net increase in net assets from capital share transactions	569,337,104	1,442,526,919

INCREASE IN NET ASSETS	977,988,417	2,705,037,994

NET ASSETS
Beginning of year	9,555,303,375	6,850,265,381

End of year	$10,533,291,792	$9,555,303,375

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(96,133)	$522,650

SHARES ISSUED AND REDEEMED
Shares sold	22,100,000	28,900,000
Shares redeemed	(15,350,000)	(10,350,000)

Net increase in shares outstanding	6,750,000	18,550,000

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$85.68	$68.00	$79.25	$77.27	$58.73

Income from investment operations:
Net investment income[a]	0.79	0.85	0.96	0.88	0.71
Net realized and unrealized gain (loss)[b]	10.68	17.82	(11.18)	2.05	18.62

Total from investment operations	11.47	18.67	(10.22)	2.93	19.33

Less distributions from:
Net investment income	(1.04)	(0.99)	(1.03)	(0.95)	(0.79)

Total distributions	(1.04)	(0.99)	(1.03)	(0.95)	(0.79)

Net asset value, end of year	$96.11	$85.68	$68.00	$79.25	$77.27

Total return	13.43%	27.60%	(12.98)%	3.87%	33.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$879,375	$852,535	$693,633	$935,138	$1,050,830
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.86%	1.09%	1.29%	1.19%	1.03%
Portfolio turnover rate[c]	22%	21%	25%	26%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell 1000 Pure U.S. Revenue ETF

Period from Aug. 8, 2017[a] to Mar. 31, 2018
Net asset value, beginning of period	$24.97

Income from investment operations:
Net investment income[b]	0.36
Net realized and unrealized gain[c]	1.03

Total from investment operations	1.39

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$26.10

Total return	5.59%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,135
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	2.09%
Portfolio turnover rate[f]	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell 2500 ETF

Period from Jul. 6, 2017[a] to Mar. 31, 2018
Net asset value, beginning of period	$39.34

Income from investment operations:
Net investment income[b]	0.42
Net realized and unrealized gain[c]	3.88

Total from investment operations	4.30

Less distributions from:
Net investment income	(0.40)
Return of capital	(0.00)[d]

Total distributions	(0.40)

Net asset value, end of period	$43.24

Total return	10.96%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,486
Ratio of expenses to average net assets[f]	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.15%
Ratio of net investment income to average net assets[f]	1.37%
Portfolio turnover rate[g]	5%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$139.89	$120.86	$123.93	$112.36	$93.44

Income from investment operations:
Net investment income[a]	2.53	2.34	2.23	2.06	1.83
Net realized and unrealized gain (loss)[b]	16.45	19.07	(2.84)	11.56	18.91

Total from investment operations	18.98	21.41	(0.61)	13.62	20.74

Less distributions from:
Net investment income	(2.57)	(2.38)	(2.46)	(2.05)	(1.82)

Total distributions	(2.57)	(2.38)	(2.46)	(2.05)	(1.82)

Net asset value, end of year	$156.30	$139.89	$120.86	$123.93	$112.36

Total return	13.64%	17.87%	(0.47)%	12.18%	22.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,182,126	$7,379,312	$6,012,841	$6,400,926	$5,561,693
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.68%	1.81%	1.85%	1.74%	1.77%
Portfolio turnover rate[c]	4%	4%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$187.27	$163.04	$173.07	$154.72	$127.35

Income from investment operations:
Net investment income[a]	3.04	2.72	2.59	2.26	2.02
Net realized and unrealized gain (loss)[b]	19.34	24.45	(9.84)	18.52	27.44

Total from investment operations	22.38	27.17	(7.25)	20.78	29.46

Less distributions from:
Net investment income	(3.23)	(2.94)	(2.78)	(2.43)	(2.09)

Total distributions	(3.23)	(2.94)	(2.78)	(2.43)	(2.09)

Net asset value, end of year	$206.42	$187.27	$163.04	$173.07	$154.72

Total return	12.02%	16.79%	(4.18)%	13.51%	23.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,988,034	$15,468,666	$12,171,212	$12,625,202	$9,909,644
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.53%	1.56%	1.58%	1.39%	1.43%
Portfolio turnover rate[c]	10%	11%	11%	10%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$103.80	$92.16	$97.98	$85.83	$69.89

Income from investment operations:
Net investment income[a]	0.96	0.91	0.96	0.86	0.69
Net realized and unrealized gain (loss)[b]	19.16	11.78	(5.78)	12.23	16.00

Total from investment operations	20.12	12.69	(4.82)	13.09	16.69

Less distributions from:
Net investment income	(1.00)	(1.05)	(1.00)	(0.94)	(0.75)

Total distributions	(1.00)	(1.05)	(1.00)	(0.94)	(0.75)

Net asset value, end of year	$122.92	$103.80	$92.16	$97.98	$85.83

Total return	19.46%	13.85%	(4.91)%	15.33%	23.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,561,654	$7,240,120	$6,059,739	$6,442,307	$4,862,272
Ratio of expenses to average net assets	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.84%	0.94%	1.03%	0.95%	0.88%
Portfolio turnover rate[c]	24%	27%	22%	20%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$83.02	$70.95	$75.23	$68.74	$57.15

Income from investment operations:
Net investment income[a]	1.69	1.55	1.45	1.28	1.18
Net realized and unrealized gain (loss)[b]	3.48	12.18	(4.16)	6.57	11.62

Total from investment operations	5.17	13.73	(2.71)	7.85	12.80

Less distributions from:
Net investment income	(1.75)	(1.66)	(1.57)	(1.36)	(1.21)

Total distributions	(1.75)	(1.66)	(1.57)	(1.36)	(1.21)

Net asset value, end of year	$86.44	$83.02	$70.95	$75.23	$68.74

Total return	6.28%	19.51%	(3.56)%	11.48%	22.61%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,533,292	$9,555,303	$6,850,265	$7,281,905	$5,722,940
Ratio of expenses to average net assets	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.98%	2.00%	2.05%	1.77%	1.91%
Portfolio turnover rate[c]	20%	21%	25%	22%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue[a]	Non-Diversified
Russell 2500[b]	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

[a]	The Fund commenced operations on August 8, 2017.
[b]	The Fund commenced operations on July 6, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Micro-Cap
Barclays Capital Inc.	$3,333,202	$3,333,202	$—
BNP Paribas New York Branch	751,845	751,845	—
BNP Paribas Prime Brokerage International Ltd.	3,246,767	3,246,767	—
BNP Paribas Securities Corp.	1,138,991	1,138,991	—
Citigroup Global Markets Inc.	11,587,900	11,587,900	—
Credit Suisse Securities (USA) LLC	3,584,051	3,584,051	—
Deutsche Bank Securities Inc.	10,355,062	10,355,062	—
Goldman Sachs & Co.	20,338,188	20,338,188	—
HSBC Bank PLC	37,284	37,284	—
Jefferies LLC	355,724	355,724	—
JPMorgan Securities LLC	25,632,403	25,632,403	—
Merrill Lynch, Pierce, Fenner & Smith	8,189,230	8,189,230	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	21,034,644	21,034,644	—
National Financial Services LLC	5,113,941	5,113,941	—
Scotia Capital (USA) Inc.	2,394,814	2,394,814	—
SG Americas Securities LLC	603,884	603,884	—
State Street Bank & Trust Company	3,960,466	3,960,466	—
UBS AG	1,136,635	1,136,635	—
UBS Securities LLC	2,296,406	2,296,406	—
Wells Fargo Securities LLC	6,701,220	6,701,220	—

	$131,792,657	$131,792,657	$—

Russell 2500
BNP Paribas Securities Corp.	$8,675	$8,301	$(374)
Citigroup Global Markets Inc.	27,549	27,549	—
Credit Suisse Securities (USA) LLC	11,924	11,924	—
Jefferies LLC	11,854	11,853	(1)
JPMorgan Securities LLC	74,711	74,711	—
Merrill Lynch, Pierce, Fenner & Smith	38,300	38,300	—
SG Americas Securities LLC	9,279	9,279	—

	$182,292	$181,917	$(375)

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]

Russell 3000
Barclays Capital Inc.	$1,956,169	$1,956,169	$—
BNP Paribas New York Branch	209,562	209,562	—
BNP Paribas Prime Brokerage International Ltd.	9,459,134	9,459,134	—
BNP Paribas Securities Corp.	1,764,726	1,764,726	—
Citigroup Global Markets Inc.	25,648,092	25,648,092	—
Credit Suisse Securities (USA) LLC	5,650,268	5,650,268	—
Deutsche Bank Securities Inc.	7,237,862	7,237,862	—
Goldman Sachs & Co.	20,169,105	20,169,105	—
HSBC Bank PLC	5,048,815	5,048,815	—
Jefferies LLC	4,921,811	4,892,077	(29,734)
JPMorgan Securities LLC	25,626,298	25,626,298	—
Merrill Lynch, Pierce, Fenner & Smith	15,260,744	15,260,744	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	37,879,684	37,879,684	—
National Financial Services LLC	1,066,733	1,066,733	—
Scotia Capital (USA) Inc.	529,387	529,387	—
SG Americas Securities LLC	181,638	181,638	—
State Street Bank & Trust Company	4,359,223	4,359,223	—
UBS AG	6,767,870	6,735,094	(32,776)
UBS Securities LLC	5,450,405	5,450,405	—
Wells Fargo Securities LLC	5,755,730	5,755,730	—

	$184,943,256	$184,880,746	$(62,510)

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Mid-Cap
Barclays Capital Inc.	$10,382,725	$10,382,725	$—
BNP Paribas New York Branch	24,282,062	24,282,062	—
BNP Paribas Prime Brokerage International Ltd.	28,586,453	28,586,453	—
BNP Paribas Securities Corp.	7,777,372	7,731,674	(45,698)
Citigroup Global Markets Inc.	83,309,379	83,309,379	—
Credit Suisse Securities (USA) LLC	15,492,744	15,492,744	—
Deutsche Bank Securities Inc.	33,478,239	33,478,239	—
Goldman Sachs & Co.	71,195,313	71,195,313	—
HSBC Bank PLC	4,819,990	4,819,990	—
Jefferies LLC	59,804	59,804	—
JPMorgan Securities LLC	115,842,859	115,842,859	—
Merrill Lynch, Pierce, Fenner & Smith	46,461,860	46,461,860	—
Mizuho Securities USA Inc.	4,718,804	4,718,804	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	119,484,689	119,484,689	—
National Financial Services LLC	64,996	64,996	—
Scotia Capital (USA) Inc.	2,191,918	2,191,918	—
SG Americas Securities LLC	2,875,543	2,875,543	—
State Street Bank & Trust Company	49,654,865	49,654,865	—
UBS AG	5,385,336	5,385,336	—
UBS Securities LLC	14,362,469	14,362,469	—
Wells Fargo Securities LLC	22,969,766	22,969,766	—

	$663,397,186	$663,351,488	$(45,698)

Russell Mid-Cap Growth
Barclays Capital Inc.	$8,183,588	$8,183,588	$—
BNP Paribas New York Branch	1,560,271	1,534,283	(25,988)
BNP Paribas Prime Brokerage International Ltd.	3,847,787	3,847,787	—
BNP Paribas Securities Corp.	4,005,756	3,982,478	(23,278)
Citigroup Global Markets Inc.	47,876,255	47,876,255	—
Credit Suisse Securities (USA) LLC	5,534,641	5,534,641	—
Deutsche Bank Securities Inc.	18,797,370	18,797,370	—
Goldman Sachs & Co.	35,533,534	35,027,705	(505,829)
HSBC Bank PLC	9,975,284	9,975,284	—
Jefferies LLC	37,188	37,188	—
JPMorgan Securities LLC	99,982,227	99,982,227	—
Merrill Lynch, Pierce, Fenner & Smith	37,886,725	37,886,725	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	80,506,691	80,506,691	—
National Financial Services LLC	925,109	925,109	—
Nomura Securities International Inc.	186,005	186,005	—
Scotia Capital (USA) Inc.	107,962	107,962	—
SG Americas Securities LLC	398,064	398,064	—
State Street Bank & Trust Company	23,864,768	23,864,768	—
UBS AG	7,857,673	7,857,673	—
UBS Securities LLC	2,937,964	2,937,964	—
Wells Fargo Securities LLC	12,886,709	12,886,709	—

	$402,891,571	$402,336,476	$(555,095)

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Mid-Cap Value
Barclays Capital Inc.	$1,088,189	$1,088,189	$—
BNP Paribas New York Branch	923,884	923,884	—
BNP Paribas Prime Brokerage International Ltd.	7,484,081	7,484,081	—
BNP Paribas Securities Corp.	8,553,250	8,498,326	(54,924)
Citigroup Global Markets Inc.	33,234,175	33,234,175	—
Credit Suisse Securities (USA) LLC	14,081,840	14,081,840	—
Deutsche Bank Securities Inc.	12,580,177	12,580,177	—
Goldman Sachs & Co.	44,316,503	44,316,503	—
HSBC Bank PLC	3,935,844	3,935,844	—
Jefferies LLC	1,628,032	1,628,032	—
JPMorgan Securities LLC	74,669,516	74,669,516	—
Merrill Lynch, Pierce, Fenner & Smith	58,565,122	58,565,122	—
Mizuho Securities USA Inc.	229,987	229,987	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	42,858,371	42,858,371	—
Nomura Securities International Inc.	169,212	169,212	—
Scotia Capital (USA) Inc.	261,465	259,357	(2,108)
SG Americas Securities LLC	3,800,773	3,800,773	—
State Street Bank & Trust Company	2,841,819	2,841,819	—
UBS AG	2,273,083	2,273,083	—
UBS Securities LLC	3,150,134	3,150,134	—
Wells Fargo Securities LLC	4,864,606	4,864,606	—

	$321,510,063	$321,453,031	$(57,032)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 3000	0.20

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Russell 2500 ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2000%	First $121 billion
0.1900[a]	Over $121 billion, up to and including $181 billion
0.1805[a]	Over $181 billion, up to and including $231 billion
0.1715[a]	Over $231 billion, up to and including $281 billion
0.1630[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $121 billion
0.2375[a]	Over $121 billion, up to and including $181 billion
0.2257[a]	Over $181 billion, up to and including $231 billion
0.2144[a]	Over $231 billion, up to and including $281 billion
0.2037[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,879,006
Russell 2500	412
Russell 3000	807,243
Russell Mid-Cap	1,775,477
Russell Mid-Cap Growth	1,228,343
Russell Mid-Cap Value	703,478

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$18,787,075	$58,968,702
Russell 3000	53,813,355	59,680,368
Russell Mid-Cap	540,017,538	525,168,910
Russell Mid-Cap Growth	902,606,744	1,297,157,078
Russell Mid-Cap Value	1,354,332,129	857,956,527

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$217,424,798	$185,189,213
Russell 1000 Pure U.S. Revenue	224,863	196,140
Russell 2500	269,392	249,461
Russell 3000	414,776,835	354,328,868
Russell Mid-Cap	1,905,560,511	1,635,107,147
Russell Mid-Cap Growth	1,994,658,681	1,875,777,022
Russell Mid-Cap Value	2,224,484,554	2,027,212,468

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$137,125,044	$206,087,338
Russell 1000 Pure U.S. Revenue	9,225,894	—
Russell 2500	6,071,812	—
Russell 3000	411,026,791	488,989,974
Russell Mid-Cap	1,817,925,946	1,838,693,471
Russell Mid-Cap Growth	1,570,405,789	1,575,296,536
Russell Mid-Cap Value	1,851,739,620	1,293,140,111

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$27,092	$707,235	$1,253,226

		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]		$483,215	$692,077

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Futures contracts	$409,303	$3,186,620	$6,153,149

	Net Change in Unrealized Appreciation/Depreciation
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Futures contracts	$(44,427)	$(751,004)	$(1,522,003)

	Net Realized Gain (Loss)
		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Futures contracts		$2,537,549	$4,103,175

	Net Change in Unrealized Appreciation/Depreciation
		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Futures contracts		$(482,048)	$(978,877)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Average notional value of contracts purchased	$1,670,215	$17,653,408	$36,090,776

		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average notional value of contracts purchased		$9,911,837	$33,295,273

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Micro-Cap	$35,725,060	$1,796,230	$(37,521,290)
Russell 1000 Pure U.S. Revenue	—	107	(107)
Russell 3000	128,307,868	3,030,103	(131,337,971)
Russell Mid-Cap	824,198,876	20,674,393	(844,873,269)
Russell Mid-Cap Growth	352,998,873	2,952,779	(355,951,652)
Russell Mid-Cap Value	197,093,956	8,786,601	(205,880,557)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Micro-Cap
Ordinary income	$9,668,187	$9,850,270

Russell 1000 Pure U.S. Revenue
Ordinary income	$74,478	N/A

Russell 2500
Ordinary income	$45,201	N/A
Return of capital	567	N/A

	$45,768	N/A

Russell 3000
Ordinary income	$135,962,722	$120,931,901

Russell Mid-Cap
Ordinary income	$261,767,708	$229,450,831

Russell Mid-Cap Growth
Ordinary income	$69,516,250	$71,421,013

Russell Mid-Cap Value
Ordinary income	$210,505,321	$179,276,690

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Micro-Cap	$—	$(60,817,094)	$37,325,854	$(23,491,240)
Russell 1000 Pure U.S. Revenue	2,518	(14,057)	(100,267)	(111,806)
Russell 2500	—	(8,257)	397,472	389,215
Russell 3000	1,313,574	(33,097,939)	2,312,581,421	2,280,797,056
Russell Mid-Cap	6,396,510	(156,587,059)	3,680,724,176	3,530,533,627
Russell Mid-Cap Growth	—	(260,383,866)	1,918,173,607	1,657,789,741
Russell Mid-Cap Value	—	(23,683,508)	1,099,931,953	1,076,248,445

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the characterization of corporate actions, the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Micro-Cap	$43,800,632	$17,016,462	$60,817,094
Russell 1000 Pure U.S. Revenue	14,057	—	14,057
Russell 2500	8,257	—	8,257
Russell 3000	1,106,039	31,991,900	33,097,939
Russell Mid-Cap	128,855,004	27,732,055	156,587,059
Russell Mid-Cap Growth	122,861,357	137,522,509	260,383,866
Russell Mid-Cap Value	19,651,322	4,032,186	23,683,508

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Micro-Cap	$2,075,519
Russell 3000	8,844,675

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$977,137,210	$212,128,500	$(174,802,646)	$37,325,854
Russell 1000 Pure U.S. Revenue	9,223,489	334,903	(435,170)	(100,267)
Russell 2500	6,268,715	494,341	(96,869)	397,472
Russell 3000	6,046,859,334	2,822,801,449	(510,220,028)	2,312,581,421
Russell Mid-Cap	13,953,627,207	4,754,958,781	(1,074,234,605)	3,680,724,176
Russell Mid-Cap Growth	7,046,608,609	2,137,533,163	(219,359,556)	1,918,173,607
Russell Mid-Cap Value	9,737,803,019	2,018,928,073	(918,996,120)	1,099,931,953

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF,

iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF,

iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Russell 1000 Pure U.S. Revenue ETF: statements of operations and changes in net assets for the period August 8, 2017 (commencement of operations) through March 31, 2018.
iShares Russell 2500 ETF: statements of operations and changes in net assets for the period July 6, 2017 (commencement of operations) through March 31, 2018.
iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF: statements of operations for the year ended March 31, 2018 and statements of changes in net assets for each of the two years in the period ended March 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	91

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Micro-Cap	$6,551,772
Russell 1000 Pure U.S. Revenue	67,987
Russell 2500	32,159
Russell 3000	140,463,482
Russell Mid-Cap	241,213,730
Russell Mid-Cap Growth	74,410,077
Russell Mid-Cap Value	180,575,991

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Micro-Cap	65.84%
Russell 1000 Pure U.S. Revenue	87.01
Russell 2500	64.60
Russell 3000	94.85
Russell Mid-Cap	77.95
Russell Mid-Cap Growth	100.00
Russell Mid-Cap Value	70.35

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap	$0.935474	$—	$0.105464	$1.040938	90%	—%	10%	100%
Russell 1000 Pure U.S. Revenue	0.263102	—	—	0.263102	100	—	—	100
Russell 2500	0.358684	—	0.045417	0.404101	89	—	11	100
Russell 3000	2.520451	—	0.044650	2.565101	98	—	2	100
Russell Mid-Cap	3.084766	—	0.144966	3.229732	96	—	4	100
Russell Mid-Cap Growth	0.978199	—	0.022605	1.000804	98	—	2	100
Russell Mid-Cap Value	1.655801	—	0.094487	1.750288	95	—	5	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Micro-Cap ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	542	41.06%
At NAV	65	4.92
Less than 0.0% and Greater than –0.5%	713	54.02

	1,320	100.00%

iShares Russell 1000 Pure U.S. Revenue ETF

Period Covered: August 8, 2017 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	134	82.71%
At NAV	12	7.41
Less than 0.0% and Greater than –0.5%	16	9.88

	162	100.00%

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2500 ETF

Period Covered: July 6, 2017 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.54%
Greater than 2.0% and Less than 2.5%	1	0.54
Greater than 1.5% and Less than 2.0%	1	0.54
Greater than 1.0% and Less than 1.5%	3	1.62
Greater than 0.5% and Less than 1.0%	2	1.08
Greater than 0.0% and Less than 0.5%	93	50.28
At NAV	8	4.32
Less than 0.0% and Greater than –0.5%	67	36.22
Less than –0.5% and Greater than –1.0%	3	1.62
Less than –1.0% and Greater than –1.5%	3	1.62
Less than –1.5% and Greater than –2.0%	1	0.54
Less than –2.0% and Greater than –2.5%	2	1.08

	185	100.00%

iShares Russell 3000 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	575	43.55
At NAV	251	19.02
Less than 0.0% and Greater than –0.5%	493	37.35

	1,320	100.00%

iShares Russell Mid-Cap ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	734	55.60
At NAV	281	21.29
Less than 0.0% and Greater than –0.5%	304	23.03

	1,320	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Mid-Cap Growth ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	709	53.71%
At NAV	288	21.82
Less than 0.0% and Greater than –0.5%	322	24.39
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	705	53.40%
At NAV	243	18.41
Less than 0.0% and Greater than –0.5%	371	28.11
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Russell 3000 ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 798.03 thousand. This figure is comprised of fixed remuneration of USD 318.08 thousand and variable remuneration of USD 479.95 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 111.64 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 20.8 thousand.

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-306-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted solid returns during the 12 months ended March 31, 2018 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 14.85% in U.S. dollar terms for the reporting period.

The global advance in stock prices was driven mainly by sustained, synchronized economic growth in the United States, Europe, Japan, and China. The end of recessions in several emerging-market countries, including Russia, Brazil, and Argentina, also helped support the global economy. Corporate profits grew across the globe in 2017, and earnings estimates for 2018 accelerated at their fastest pace since 2007.

U.S. tax reform, which boosted the earnings and revenue outlook for many companies, was another catalyst for equities globally. However, President Trump’s tariff proposals, which incited concerns of a trade war with China, led to considerable market turbulence in the first quarter of 2018.

Emerging-market stock markets outperformed those of most developed nations during the reporting period, advancing 25% in U.S. dollar terms. Emerging economies generally benefited from rising global trade, in addition to lower stock valuations and higher corporate earnings growth compared with developed market equities.

Markets in the Asia/Pacific region performed particularly well, led by China’s stock market, which rose 39% during the reporting period. Chinese equities were underpinned by the nation’s stronger-than-expected economic performance and solid export growth. Japanese stocks also posted strong performance, as the nation’s economy grew for seven consecutive quarters, its longest expansion in 20 years. A number of other Asian countries were supported by strong domestic and international demand for electronics and computer-related products. Australia trailed other Asian markets during the reporting period, as the nation’s largest banks were accused of improper lending conduct.

The performance of the Latin American market was solid overall, though not as strong as many other emerging markets. Resource-rich Latin American exporters such as Brazil, Peru, and Chile were the performance leaders, benefiting from higher prices for metals, minerals, and other commodities.

Developed European stock markets returned roughly 16% for the reporting period. The Eurozone benefited from lower stock valuations, stronger earnings growth, and slightly higher growth expectations relative to the U.S. Stock markets in Austria, Norway, and Denmark posted strong performance, while Sweden, Switzerland, and Spain trailed the broader Eurozone for the reporting period.

The U.S. stock market gained 14% during the reporting period, driven largely by tax reform initiatives and the largest increase in corporate earnings growth since 2011. Nonetheless, the U.S. trailed most countries in developed and emerging markets, primarily due to the depreciation of the U.S. dollar against most foreign currencies. There were also concerns about the high valuations of U.S. stocks relative to other countries’ markets. The U.S. Federal Reserve Bank (“Fed”) raised its key interest rate three times during the reporting period, to a range of 1.5% to 1.75%. The Fed also began a program of modest monthly bond sales during the reporting period, which marked the central bank’s first steps toward reversing its unprecedented monetary stimulus after the financial crisis in 2008. The U.S. unemployment rate reached a 17-year low near the end of the reporting period, contributing to record consumer spending in the fourth quarter of 2017.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.08%	16.01%	15.21%	16.08%	16.01%	15.21%
Since Inception	10.63%	10.70%	11.14%	28.81%	29.03%	30.25%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,048.80	$0.00	$1,000.00	$1,024.90	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 16.08%, net of fees, while the total return for the Index was 15.21%.

Japan’s economic expansion accelerated during the reporting period, helping to drive the country’s financial markets higher. The economy grew for the eighth-consecutive quarter through the end of 2017, supported by ongoing government stimulus — both fiscal and monetary—and synchronized economic growth in many major world markets. Increased demand for Japanese goods, particularly automobiles, electronic parts, and semiconductor equipment, translated to the highest level of exports since the financial crisis of 2008. The unemployment rate declined to its lowest point since 1993 at the end of 2017. These factors combined to support corporate profit growth by Japanese companies in 2017, and bolstered the stock market to its highest level in 26 years.

Each of the Index’s sectors contributed to its return during the reporting period in U.S. dollar terms. The industrials sector contributed the most, led by capital goods companies. These companies benefited from rising demand for manufacturing and automation equipment from abroad, particularly from China. The consumer discretionary sector also contributed to the Index’s return, as rising car sales boosted automobiles and components stocks. Increased consumer spending also helped the consumer durables industry, another key driver of the sector’s performance.

The information technology sector was another solid contributor to the Index’s return for the reporting period, led by technology hardware and equipment manufacturers, which benefited from growing component demand for mobile phones and electronics used in automotive driver-assistance systems.

The Japanese yen appreciated significantly against the U.S. dollar for the reporting period. A recovery in the Japanese economy, rising inflation, and signals from the Bank of Japan that it will roll back its stimulus program helped strengthen the Japanese yen.

Consequently, hedging activity detracted from the Index’s return for the reporting period. A fully hedged investor seeks to bypass the impact of currency fluctuations — both on the upside and the downside — related to holding foreign-currency-denominated securities. Hedging activity offset the positive impact of the Japanese yen’s performance relative to the U.S. dollar, resulting in the Index’s return being relatively close to the return of Japanese equities measured in Japanese yen.

ALLOCATION BY SECTOR1

As of 3/31/18

Sector	Percentage of Total Investments [2]

Industrials	22.88%
Consumer Discretionary	18.20
Financials	11.73
Information Technology	11.71
Consumer Staples	9.70
Health Care	8.25
Materials	6.97
Telecommunication Services	4.74
Real Estate	3.86
Utilities	1.55
Energy	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 3/31/18

Security	Percentage of Total Investments [2]

Honda Motor Co. Ltd.	1.73%
Keyence Corp.	1.73
Toyota Motor Corp.	1.66
Sony Corp.	1.64
FANUC Corp.	1.40
Sumitomo Mitsui Financial Group Inc.	1.38
Mizuho Financial Group Inc.	1.36
SoftBank Group Corp.	1.27
Mitsubishi UFJ Financial Group Inc.	1.25
KDDI Corp.	1.21

TOTAL	14.63%

[1]	Table shown is for the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® JPX-NIKKEI 400 ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.41%[a]	19.89%	18.89%	18.41%[a]	19.89%	18.89%
5 Years	8.58%	8.74%	8.99%	50.95%	52.03%	53.81%
10 Years	3.53%	3.66%	3.75%	41.51%	43.20%	44.53%

[a]	The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,086.40	$2.50	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPX-NIKKEI 400 ETF

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 18.41%, net of fees, while the total return for the Index was 18.89%.

Japan’s economic expansion accelerated during the reporting period, helping to drive the country’s financial markets higher. The economy grew for the eighth-consecutive quarter through the end of 2017, supported by ongoing government stimulus — both fiscal and monetary — and synchronized economic growth in many major world markets. Increased demand for Japanese goods, particularly automobiles, electronic parts, and semiconductor equipment, translated to the highest level of exports since the financial crisis of 2008. The unemployment rate declined to its lowest point since 1993 at the end of 2017. These factors combined to support corporate profit growth by Japanese companies in 2017, and bolstered the stock market to its highest level in 26 years.

Each of the Index’s sectors contributed to its return during the reporting period. The industrials sector contributed the most, led by capital goods companies. These companies benefited from rising demand for manufacturing and automation equipment from abroad, particularly from China. The consumer discretionary sector also contributed to the Index’s return, as rising car sales boosted automobiles and components stocks. Increased consumer spending also helped the consumer durables industry, another key driver of the sector’s performance.

The information technology sector was another solid contributor to the Index’s return for the reporting period, led by technology hardware and equipment manufacturers, which benefited from growing component demand for mobile phones and electronics used in automotive driver-assistance systems.

Currency effects contributed strongly to the Index’s performance as the U.S. dollar trended lower during much of the reporting period relative to the Japanese yen. A weaker U.S. dollar means overseas investments are worth more when translated back into U.S. dollars.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Industrials	22.88%
Consumer Discretionary	18.20
Financials	11.73
Information Technology	11.71
Consumer Staples	9.70
Health Care	8.25
Materials	6.97
Telecommunication Services	4.74
Real Estate	3.86
Utilities	1.55
Energy	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Honda Motor Co. Ltd.	1.73%
Keyence Corp.	1.73
Toyota Motor Corp.	1.66
Sony Corp.	1.64
FANUC Corp.	1.40
Sumitomo Mitsui Financial Group Inc.	1.38
Mizuho Financial Group Inc.	1.36
SoftBank Group Corp.	1.27
Mitsubishi UFJ Financial Group Inc.	1.25
KDDI Corp.	1.21

TOTAL	14.63%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.71%

EXCHANGE-TRADED FUNDS — 99.71%
iShares JPX-Nikkei 400 ETF[a]	44,235	$2,913,848

		2,913,848

TOTAL INVESTMENT COMPANIES (Cost: $2,635,774)		2,913,848

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[a,b]	1,557	1,557

		1,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,557)		1,557

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $2,637,331)		2,915,405
Other Assets, Less Liabilities — 0.24%		6,938

NET ASSETS — 100.00%		$2,922,343

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$367	[c]	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,188	369	[b]	—	1,557	1,557	16		—	—
iShares JPX-Nikkei 400 ETF	45,755	26,744		(28,264)	44,235	2,913,848	45,075		376,196	178,658

						$2,915,405	$45,458		$376,193	$178,658

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

March 31, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of March 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	10,700,000	USD	100,518	MS	04/04/2018	$47
USD	1,437,090	JPY	151,604,000	MS	04/04/2018	12,217
USD	2,920,340	JPY	309,401,000	MS	05/07/2018	7,083

						19,347

JPY	311,689,000	USD	2,935,913	MS	04/04/2018	(6,458)
USD	1,596,371	JPY	170,785,000	MS	04/04/2018	(8,777)
JPY	9,376,000	USD	88,355	MS	05/07/2018	(73)
USD	49,941	JPY	5,304,000	MS	05/07/2018	—

						(15,308)

			Net unrealized appreciation			$4,039

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,913,848	$—	$—	$2,913,848
Money market funds	1,557	—	—	1,557

Total	$2,915,405	$—	$—	$2,915,405

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$19,347	$—	$19,347
Liabilities
Forward currency contracts	—	(15,308)	—	(15,308)

Total	$—	$4,039	$—	$4,039

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.98%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	11,000	$276,008

		276,008
AIRLINES — 0.81%
ANA Holdings Inc.	11,000	425,933
Japan Airlines Co. Ltd.	11,000	442,896

		868,829
AUTO COMPONENTS — 3.61%
Aisin Seiki Co. Ltd.	5,500	298,919
Bridgestone Corp.	20,900	908,713
Daikyonishikawa Corp.	1,100	18,038
Denso Corp.	14,300	782,567
Eagle Industry Co. Ltd.	1,100	19,300
Koito Manufacturing Co. Ltd.	3,300	228,999
Mitsuba Corp.	1,100	14,139
NGK Spark Plug Co. Ltd.	5,500	132,548
NHK Spring Co. Ltd.	6,600	69,817
Nifco Inc./Japan	2,200	75,092
Nissin Kogyo Co. Ltd.	1,100	19,011
NOK Corp.	3,300	64,107
Stanley Electric Co. Ltd.	4,400	162,595
Sumitomo Electric Industries Ltd.	23,100	352,636
Sumitomo Rubber Industries Ltd.	5,500	100,950
Toyo Tire & Rubber Co. Ltd.	3,300	56,846
Toyoda Gosei Co. Ltd.	2,200	51,178
Toyota Boshoku Corp.	2,200	45,179
Toyota Industries Corp.	5,500	333,051
TPR Co. Ltd.	1,100	31,805
TS Tech Co. Ltd.	1,400	55,487
Yokohama Rubber Co. Ltd. (The)	3,300	76,426

		3,897,403
AUTOMOBILES — 6.01%
Honda Motor Co. Ltd.	53,900	1,854,951
Isuzu Motors Ltd.	17,600	270,082
Mazda Motor Corp.	19,800	261,859
Nissan Motor Co. Ltd.	73,700	765,066
Subaru Corp.	19,800	649,202
Suzuki Motor Corp.	12,100	651,932
Toyota Motor Corp.	27,584	1,770,200
Yamaha Motor Co. Ltd.	8,800	263,131

		6,486,423
BANKS — 6.09%
Aozora Bank Ltd.	3,600	143,357

Security	Shares	Value
Chiba Bank Ltd. (The)	22,000	$176,869
Chugoku Bank Ltd. (The)	5,500	64,800
Concordia Financial Group Ltd.	37,400	206,430
Gunma Bank Ltd. (The)	12,100	68,720
Hiroshima Bank Ltd. (The)	8,800	66,279
Hokuhoku Financial Group Inc.	4,400	59,701
Kyushu Financial Group Inc.	13,200	65,286
Mebuki Financial Group Inc.	31,900	122,681
Mitsubishi UFJ Financial Group Inc.	203,500	1,333,705
Mizuho Financial Group Inc.	805,200	1,449,133
Resona Holdings Inc.	67,100	354,586
Seven Bank Ltd.	23,100	73,633
Shinsei Bank Ltd.	5,500	84,607
Shizuoka Bank Ltd. (The)	16,000	151,349
Sumitomo Mitsui Financial Group Inc.	35,200	1,475,521
Sumitomo Mitsui Trust Holdings Inc.	12,104	490,192
Suruga Bank Ltd.	6,600	91,165
Tokyo TY Financial Group Inc.	1,100	26,179
Yamaguchi Financial Group Inc.	6,000	72,666

		6,576,859
BEVERAGES — 1.58%
Asahi Group Holdings Ltd.	13,200	703,379
Kirin Holdings Co. Ltd.	29,700	791,023
Suntory Beverage & Food Ltd.	4,400	213,898

		1,708,300
BUILDING PRODUCTS — 1.52%
Aica Kogyo Co. Ltd.	2,200	81,504
Asahi Glass Co. Ltd.	6,600	273,371
Daikin Industries Ltd.	8,800	971,020
Sanwa Holdings Corp.	5,500	71,006
TOTO Ltd.	4,700	247,927

		1,644,828
CAPITAL MARKETS — 1.50%
Daiwa Securities Group Inc.	55,000	350,997
Jafco Co. Ltd.	1,100	52,130
Japan Exchange Group Inc.	17,600	326,018
kabu.com Securities Co. Ltd.	4,400	15,142
Matsui Securities Co. Ltd.	3,300	29,913
Nomura Holdings Inc.	111,100	642,782
SBI Holdings Inc./Japan	6,600	150,990
Tokai Tokyo Financial Holdings Inc.	6,600	45,613

		1,613,585
CHEMICALS — 5.04%
Air Water Inc.	5,500	107,363

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
Asahi Kasei Corp.	40,700	$535,395
Daicel Corp.	8,800	96,150
Denka Co. Ltd.	2,200	73,747
DIC Corp.	2,500	83,803
Hitachi Chemical Co. Ltd.	3,300	75,247
JSR Corp.	6,600	148,508
Kansai Paint Co. Ltd.	6,600	153,783
Kuraray Co. Ltd.	11,000	187,005
Mitsubishi Chemical Holdings Corp.	42,900	415,688
Mitsubishi Gas Chemical Co. Inc.	5,500	131,824
Mitsui Chemicals Inc.	5,500	173,507
Nihon Parkerizing Co. Ltd.	3,300	53,929
Nippon Kayaku Co. Ltd.	4,400	54,074
Nippon Paint Holdings Co. Ltd.[a]	5,000	183,592
Nissan Chemical Industries Ltd.	3,300	137,151
Nitto Denko Corp.	4,600	345,076
NOF Corp.	2,700	79,845
Shin-Etsu Chemical Co. Ltd.	11,000	1,138,270
Sumitomo Chemical Co. Ltd.	47,000	274,001
Taiyo Nippon Sanso Corp.	4,400	66,652
Teijin Ltd.	5,500	103,484
Toray Industries Inc.	47,300	447,649
Tosoh Corp.	9,900	194,370
Ube Industries Ltd.	3,300	96,347
Zeon Corp.	5,500	79,539

		5,435,999
COMMERCIAL SERVICES & SUPPLIES — 0.73%
Aeon Delight Co. Ltd.	1,100	39,821
Park24 Co. Ltd.	3,300	88,497
Pilot Corp.	1,100	61,335
Secom Co. Ltd.	6,600	491,509
Sohgo Security Services Co. Ltd.	2,200	108,811

		789,973
CONSTRUCTION & ENGINEERING — 1.52%
COMSYS Holdings Corp.	2,200	58,749
Hazama Ando Corp.	4,400	33,140
Kajima Corp.	33,000	306,262
Kumagai Gumi Co. Ltd.	1,100	35,374
Kyowa Exeo Corp.	2,200	58,874
Kyudenko Corp.	1,100	54,095
Maeda Corp.	5,500	64,904
Maeda Road Construction Co. Ltd.	2,000	40,433
Nippo Corp.	1,000	23,197
Obayashi Corp.	20,900	228,750
Penta-Ocean Construction Co. Ltd.	7,700	56,401

Security	Shares	Value
Shimizu Corp.	20,900	$186,891
Sumitomo Mitsui Construction Co. Ltd.	5,320	31,515
Taisei Corp.	7,000	355,430
Toda Corp.	11,000	79,746
Tokyu Construction Co. Ltd.	2,200	23,893

		1,637,654
CONSTRUCTION MATERIALS — 0.18%
Sumitomo Osaka Cement Co. Ltd.	12,000	53,258
Taiheiyo Cement Corp.	3,900	141,735

		194,993
CONSUMER FINANCE — 0.15%
AEON Financial Service Co. Ltd.	4,400	101,156
Hitachi Capital Corp.	1,100	27,730
Orient Corp.[a]	19,800	31,092

		159,978
DIVERSIFIED FINANCIAL SERVICES — 1.03%
Financial Products Group Co. Ltd.	2,200	28,527
Fuyo General Lease Co. Ltd.	1,100	74,161
IBJ Leasing Co. Ltd.	1,100	31,030
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,400	90,358
ORIX Corp.	40,700	718,134
Tokyo Century Corp.	1,100	68,162
Zenkoku Hosho Co. Ltd.	2,200	96,605

		1,106,977
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
Nippon Telegraph & Telephone Corp.	27,500	1,267,043

		1,267,043
ELECTRIC UTILITIES — 0.75%
Chubu Electric Power Co. Inc.	19,800	279,825
Kansai Electric Power Co. Inc. (The)	25,300	325,201
Tohoku Electric Power Co. Inc.	15,400	205,768

		810,794
ELECTRICAL EQUIPMENT — 2.17%
Fuji Electric Co. Ltd.	22,000	149,770
Mitsubishi Electric Corp.	62,700	1,003,141
Nidec Corp.	7,700	1,186,676

		2,339,587
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.02%
Alps Electric Co. Ltd.	5,500	134,875
Hamamatsu Photonics KK	4,400	166,319
Hirose Electric Co. Ltd.	1,207	165,927
Hitachi High-Technologies Corp.	2,200	104,673

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
Hitachi Ltd.	154,000	$1,116,156
Horiba Ltd.	1,100	85,228
Japan Aviation Electronics Industry Ltd.	2,000	28,303
Keyence Corp.	2,972	1,845,518
Kyocera Corp.	9,900	558,906
Murata Manufacturing Co. Ltd.	6,600	904,203
Omron Corp.	6,600	388,491
Shimadzu Corp.	7,700	216,628
TDK Corp.	3,300	297,574
Yaskawa Electric Corp.	7,700	349,342
Yokogawa Electric Corp.	6,600	136,406

		6,498,549
FOOD & STAPLES RETAILING — 2.36%
Aeon Co. Ltd.	23,100	412,585
Ain Holdings Inc.	1,100	82,229
Cosmos Pharmaceutical Corp.[a]	300	60,903
Create SD Holdings Co. Ltd.	1,100	28,609
FamilyMart UNY Holdings Co. Ltd.	2,200	185,350
Lawson Inc.	2,200	149,977
Matsumotokiyoshi Holdings Co. Ltd.	2,400	101,551
Seven & i Holdings Co. Ltd.	25,300	1,085,747
Sugi Holdings Co. Ltd.	1,100	60,921
Sundrug Co. Ltd.	2,200	101,674
Tsuruha Holdings Inc.	1,200	171,171
Valor Holdings Co. Ltd.	1,100	29,788
Welcia Holdings Co. Ltd.	1,100	49,389
Yaoko Co. Ltd.	600	32,327

		2,552,221
FOOD PRODUCTS — 1.77%
Ajinomoto Co. Inc.	14,300	258,839
Calbee Inc.	2,800	92,675
Ezaki Glico Co. Ltd.	2,200	115,223
Kewpie Corp.	3,300	89,583
Kikkoman Corp.	4,400	177,076
MEIJI Holdings Co. Ltd.	4,400	335,120
NH Foods Ltd.	2,000	81,993
Nichirei Corp.	3,300	91,227
Nippon Suisan Kaisha Ltd.	7,700	39,966
Nissin Foods Holdings Co. Ltd.	3,300	228,999
Toyo Suisan Kaisha Ltd.	3,300	127,997
Yakult Honsha Co. Ltd.	3,700	273,803

		1,912,501
GAS UTILITIES — 0.68%
Nippon Gas Co. Ltd.	1,100	51,406

Security	Shares	Value
Osaka Gas Co. Ltd.	12,100	$238,871
Toho Gas Co. Ltd.	3,000	92,243
Tokyo Gas Co. Ltd.	13,200	350,200

		732,720
HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Asahi Intecc Co. Ltd.	3,300	130,790
Hoya Corp.	13,200	658,449
Nihon Kohden Corp.	2,200	61,252
Olympus Corp.	8,800	334,292
Sysmex Corp.	4,800	435,092
Terumo Corp.	9,900	520,367

		2,140,242
HEALTH CARE PROVIDERS & SERVICES — 0.35%
Alfresa Holdings Corp.	6,600	146,957
Medipal Holdings Corp.	6,600	135,289
Ship Healthcare Holdings Inc.	1,100	38,787
Toho Holdings Co. Ltd.	2,200	51,840

		372,873
HEALTH CARE TECHNOLOGY — 0.27%
M3 Inc.	6,600	296,643

		296,643
HOTELS, RESTAURANTS & LEISURE — 0.67%
Oriental Land Co. Ltd./Japan	6,600	674,273
Resorttrust Inc.	2,200	46,193

		720,466
HOUSEHOLD DURABLES — 3.68%
Casio Computer Co. Ltd.	4,400	65,617
Fujitsu General Ltd.	2,200	39,366
Haseko Corp.	7,700	117,220
Iida Group Holdings Co. Ltd.	5,500	102,811
Panasonic Corp.	71,500	1,022,581
Pressance Corp.	1,100	16,715
Rinnai Corp.	1,100	104,466
Sekisui Chemical Co. Ltd.	14,300	249,561
Sekisui House Ltd.	22,000	401,730
Sony Corp.	36,300	1,756,463
Starts Corp. Inc.	1,100	29,923
Sumitomo Forestry Co. Ltd.	4,400	70,582

		3,977,035
HOUSEHOLD PRODUCTS — 0.65%
Lion Corp.	8,800	177,324
Pigeon Corp.	3,300	149,097
Unicharm Corp.	13,200	375,955

		702,376

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
Electric Power Development Co. Ltd.	4,400	$110,962

		110,962
INDUSTRIAL CONGLOMERATES — 0.22%
Keihan Holdings Co. Ltd.	3,500	107,946
Seibu Holdings Inc.	7,700	134,089

		242,035
INSURANCE — 2.85%
Dai-ichi Life Holdings Inc.	35,200	642,934
MS&AD Insurance Group Holdings Inc.	16,500	520,522
Sompo Holdings Inc.	12,100	487,186
Sony Financial Holdings Inc.	5,500	100,122
T&D Holdings Inc.	18,700	296,896
Tokio Marine Holdings Inc.	23,100	1,028,477

		3,076,137
INTERNET & DIRECT MARKETING RETAIL — 0.38%
Rakuten Inc.	30,800	260,388
Start Today Co. Ltd.	5,500	146,977

		407,365
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	3,300	59,577
Dip Corp.	1,100	34,856
GMO Internet Inc.	2,200	44,331
Kakaku.com Inc.	4,400	77,036
Mixi Inc.	1,100	40,649
Yahoo Japan Corp.	44,000	204,382

		460,831
IT SERVICES — 1.27%
Fujitsu Ltd.	66,000	406,364
Itochu Techno-Solutions Corp.	2,200	46,069
Nomura Research Institute Ltd.	4,488	212,689
NS Solutions Corp.	1,100	31,443
NTT Data Corp.	18,700	199,045
Obic Co. Ltd.	2,200	183,075
Otsuka Corp.	4,400	221,758
SCSK Corp.	1,700	73,451

		1,373,894
LEISURE PRODUCTS — 0.73%
Bandai Namco Holdings Inc.	6,600	216,897
Heiwa Corp.	2,200	44,248
Shimano Inc.	2,300	331,754
Yamaha Corp.	4,400	193,418

		786,317

Security	Shares	Value
MACHINERY — 6.39%
Amada Holdings Co. Ltd.	8,800	$106,907
Daifuku Co. Ltd.	3,300	197,659
DMG Mori Co. Ltd.	3,300	61,687
Ebara Corp.	2,200	79,953
FANUC Corp.	5,900	1,495,665
Harmonic Drive Systems Inc.	1,100	63,197
Hino Motors Ltd.	8,800	113,279
Hitachi Construction Machinery Co. Ltd.	3,300	127,377
Hoshizaki Corp.	1,700	149,299
JTEKT Corp.	6,600	97,805
Kawasaki Heavy Industries Ltd.	4,400	142,322
Komatsu Ltd.	29,700	990,559
Kubota Corp.	33,000	577,771
Makita Corp.	7,900	386,272
MINEBEA MITSUMI Inc.	11,000	234,998
Mitsubishi Heavy Industries Ltd.	10,400	398,398
Nabtesco Corp.	3,300	127,377
NGK Insulators Ltd.	7,700	132,786
NSK Ltd.	12,100	162,244
OSG Corp.	3,300	75,774
SMC Corp./Japan	1,900	769,469
Sumitomo Heavy Industries Ltd.	3,300	125,204
Tadano Ltd.	3,300	49,492
Takeuchi Manufacturing Co. Ltd.	1,100	24,565
THK Co. Ltd.	4,400	182,040
Tsubakimoto Chain Co.	3,000	24,429

		6,896,528
MEDIA — 0.59%
CyberAgent Inc.	4,400	218,862
Daiichikosho Co. Ltd.	1,100	58,336
Hakuhodo DY Holdings Inc.	8,800	121,057
Nippon Television Holdings Inc.	5,500	97,485
Toho Co. Ltd./Tokyo	4,400	146,046

		641,786
METALS & MINING — 1.51%
Dowa Holdings Co. Ltd.	1,100	39,408
Hitachi Metals Ltd.	6,600	78,071
JFE Holdings Inc.	16,525	333,064
Mitsubishi Materials Corp.	4,400	132,393
Nippon Light Metal Holdings Co. Ltd.	20,900	56,008
Nippon Steel & Sumitomo Metal Corp.	28,604	628,427
Sumitomo Metal Mining Co. Ltd.	7,900	332,788

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	3,300	$26,530

		1,626,689
MULTILINE RETAIL — 0.77%
Don Quijote Holdings Co. Ltd.	3,900	224,062
Izumi Co. Ltd.	1,100	75,092
J Front Retailing Co. Ltd.	7,700	130,976
Ryohin Keikaku Co. Ltd.	700	234,979
Seria Co. Ltd.	1,300	65,764
Takashimaya Co. Ltd.	11,000	105,604

		836,477
OIL, GAS & CONSUMABLE FUELS — 0.40%
Inpex Corp.	35,200	435,573

		435,573
PAPER & FOREST PRODUCTS — 0.18%
Daio Paper Corp.[a]	2,200	31,029
Oji Holdings Corp.	25,000	160,790

		191,819
PERSONAL PRODUCTS — 2.20%
Ci:z Holdings Co. Ltd.	1,100	54,819
Kao Corp.	15,400	1,155,688
Kobayashi Pharmaceutical Co. Ltd.	2,200	158,872
Kose Corp.	1,100	230,343
Shiseido Co. Ltd.	12,100	775,151

		2,374,873
PHARMACEUTICALS — 5.57%
Astellas Pharma Inc.	63,840	968,855
Chugai Pharmaceutical Co. Ltd.	6,600	333,879
Daiichi Sankyo Co. Ltd.	17,603	583,622
Eisai Co. Ltd.	7,700	490,961
Hisamitsu Pharmaceutical Co. Inc.	2,200	170,456
Kaken Pharmaceutical Co. Ltd.	1,100	64,955
Kyowa Hakko Kirin Co. Ltd.	7,700	169,204
Mitsubishi Tanabe Pharma Corp.	7,700	150,597
Ono Pharmaceutical Co. Ltd.	14,300	442,917
Otsuka Holdings Co. Ltd.	13,200	661,427
Santen Pharmaceutical Co. Ltd.	12,100	195,125
Sawai Pharmaceutical Co. Ltd.	1,100	48,303
Shionogi & Co. Ltd.	8,800	454,356
Sumitomo Dainippon Pharma Co. Ltd.	4,400	73,892
Takeda Pharmaceutical Co. Ltd.	23,100	1,125,786
Tsumura & Co.	2,200	75,609

		6,009,944
PROFESSIONAL SERVICES — 0.35%
Meitec Corp.	1,100	60,921

Security	Shares	Value
Nihon M&A Center Inc.	4,400	$151,425
Persol Holdings Co. Ltd.	5,500	160,061

		372,407
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.82%
Aeon Mall Co. Ltd.	4,400	92,261
Daito Trust Construction Co. Ltd.	2,500	432,299
Daiwa House Industry Co. Ltd.	20,900	805,736
Hulic Co. Ltd.	12,100	132,093
Ichigo Inc.	8,800	38,725
Leopalace21 Corp.	7,200	60,051
Mitsubishi Estate Co. Ltd.	46,200	781,295
Mitsui Fudosan Co. Ltd.	30,800	747,628
Nomura Real Estate Holdings Inc.	4,400	103,928
NTT Urban Development Corp.	3,300	40,338
Open House Co. Ltd.	1,100	68,265
Relo Group Inc.	3,300	91,413
Sumitomo Realty & Development Co. Ltd.	14,000	518,007
Tokyo Tatemono Co. Ltd.	6,600	99,481
Tokyu Fudosan Holdings Corp.	15,400	112,224

		4,123,744
ROAD & RAIL — 4.21%
Central Japan Railway Co.	5,500	1,041,044
East Japan Railway Co.	11,000	1,020,047
Hankyu Hanshin Holdings Inc.	7,700	285,628
Hitachi Transport System Ltd.	1,100	30,926
Keio Corp.	3,500	149,577
Keisei Electric Railway Co. Ltd.	4,400	135,289
Kintetsu Group Holdings Co. Ltd.	6,100	237,748
Nagoya Railroad Co. Ltd.	6,600	167,312
Nankai Electric Railway Co. Ltd.	4,400	110,300
Nippon Express Co. Ltd.	2,200	147,287
Nishi-Nippon Railroad Co. Ltd.	2,200	57,508
Odakyu Electric Railway Co. Ltd.	9,900	200,420
Sankyu Inc.	1,100	54,509
Sotetsu Holdings Inc.	2,200	58,501
Tobu Railway Co. Ltd.	6,600	198,900
Tokyu Corp.	16,500	257,235
West Japan Railway Co.	5,600	391,289

		4,543,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.17%
Advantest Corp.	3,300	69,165
Disco Corp.	700	151,058
NuFlare Technology Inc.	100	6,347

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Security	Shares	Value
Renesas Electronics Corp.[b]	3,300	$33,202
SCREEN Holdings Co. Ltd.	1,200	110,127
Tokyo Electron Ltd.	4,400	828,077
Ulvac Inc.	1,100	61,749

		1,259,725
SOFTWARE — 0.78%
COLOPL Inc.[a]	2,200	19,156
GungHo Online Entertainment Inc.[a]	16,500	56,164
Konami Holdings Corp.	2,200	115,637
Nexon Co. Ltd.[b]	13,200	218,448
Oracle Corp. Japan	1,100	89,469
Square Enix Holdings Co. Ltd.	3,300	151,114
Trend Micro Inc./Japan	3,300	197,038

		847,026
SPECIALTY RETAIL — 1.43%
ABC-Mart Inc.	1,100	72,506
Adastria Co. Ltd.	1,100	22,434
Bic Camera Inc.	3,300	51,944
Fast Retailing Co. Ltd.	1,100	447,240
Hikari Tsushin Inc.	600	95,966
K’s Holdings Corp.	4,400	60,860
Nitori Holdings Co. Ltd.	2,400	424,372
Nojima Corp.	1,100	26,013
Sanrio Co. Ltd.[a]	2,200	39,987
Shimamura Co. Ltd.	600	75,092
T-Gaia Corp.	1,100	30,626
United Arrows Ltd.	1,100	42,407
USS Co. Ltd.	7,700	155,665

		1,545,112
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.92%
Brother Industries Ltd.	7,700	179,051
Canon Inc.	33,050	1,197,383
Konica Minolta Inc.	14,300	122,629
NEC Corp.	8,100	227,805
Ricoh Co. Ltd.	18,700	184,802
Seiko Epson Corp.	8,800	156,472

		2,068,142
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Asics Corp.	6,600	122,195
Seiko Holdings Corp.	800	19,362

		141,557

Security	Shares	Value
TOBACCO — 1.03%
Japan Tobacco Inc.	38,500	$1,109,930

		1,109,930
TRADING COMPANIES & DISTRIBUTORS — 4.48%
Hanwa Co. Ltd.	1,300	54,763
ITOCHU Corp.	45,100	876,344
Iwatani Corp.	1,300	48,039
Kanamoto Co. Ltd.	1,100	36,615
Kanematsu Corp.	2,200	30,244
Marubeni Corp.	50,600	366,309
MISUMI Group Inc.	6,600	181,275
Mitsubishi Corp.	44,000	1,184,090
Mitsui & Co. Ltd.	53,900	923,674
MonotaRO Co. Ltd.[a]	2,200	79,022
Nippon Steel & Sumikin Bussan Corp.	1,100	60,921
Sojitz Corp.	38,500	123,446
Sumitomo Corp.	38,500	648,364
Toyota Tsusho Corp.	6,600	223,724

		4,836,830
WIRELESS TELECOMMUNICATION SERVICES — 3.52%
KDDI Corp.	50,600	1,292,477
NTT DOCOMO Inc.	45,100	1,151,990
SoftBank Group Corp.	18,100	1,353,032

		3,797,499

TOTAL COMMON STOCKS
(Cost: $91,724,931)		106,837,581

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	505,794	505,794
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	5,816	5,816

		511,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $511,652)		511,610

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.45%
(Cost: $92,236,583)	$107,349,191
Other Assets, Less Liabilities — 0.55%	590,557

NET ASSETS — 100.00%	$107,939,748

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	122,896	382,898	[b]	—	505,794	$505,794	$5,719	[c]	$(49)	$(92)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,956	2,860	[b]	—	5,816	5,816	294		—	—

						$511,610	$6,013		$(49)	$(92)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$106,837,581	$—	$—	$106,837,581
Money market funds	511,610	—	—	511,610

Total	$107,349,191	$—	$—	$107,349,191

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$91,724,931
Affiliated (Note 2)	2,637,331	511,652

Total cost of investments in securities	$2,637,331	$92,236,583

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$106,837,581
Affiliated (Note 2)	2,915,405	511,610
Foreign currency, at value[b]	—	230,145
Receivables:
Investment securities sold	2,899	—
Dividends and interest	—	909,947
Unrealized appreciation on forward currency contracts (Note 1)	19,347	—

Total Assets	2,937,651	108,489,283

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	505,768
Unrealized depreciation on forward currency contracts (Note 1)	15,308	—
Investment advisory fees (Note 2)	—	43,767

Total Liabilities	15,308	549,535

NET ASSETS	$2,922,343	$107,939,748

Net assets consist of:
Paid-in capital	$3,264,497	$115,726,929
Undistributed net investment income	—	256,242
Accumulated net realized loss	(624,267)	(23,154,910)
Net unrealized appreciation	282,113	15,111,487

NET ASSETS	$2,922,343	$107,939,748

Shares outstanding[c]	100,000	1,650,000

Net asset value per share	$29.22	$65.42

[a]	Securities on loan with values of $ — and $487,446, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $230,500, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$1,891,920
Dividends — affiliated (Note 2)	45,091	294
Securities lending income — affiliated — net (Note 2)	367	5,719

Total investment income	45,458	1,897,933

EXPENSES
Investment advisory fees (Note 2)	15,908	451,025
Proxy fees	57	1,845

Total expenses	15,965	452,870
Less investment advisory fees waived (Note 2)	(15,965)	—

Net expenses	—	452,870

Net investment income	45,458	1,445,063

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,716,173)
Investments — affiliated (Note 2)	8,514	(49)
In-kind redemptions — affiliated (Note 2)	367,679	—
Foreign currency transactions	—	8,412
Forward currency contracts	(81,098)	—

Net realized gain (loss)	295,095	(1,707,810)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	15,981,919
Investments — affiliated (Note 2)	178,658	(92)
Forward currency contracts	22,375	—
Translation of assets and liabilities in foreign currencies	—	(1,661)

Net change in unrealized appreciation/depreciation	201,033	15,980,166

Net realized and unrealized gain	496,128	14,272,356

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$541,586	$15,717,419

[a]	Net of foreign withholding tax of $ — and $210,127, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,458	$50,263	$1,445,063	$1,313,369
Net realized gain (loss)	295,095	(64,506)	(1,707,810)	9,943,244
Net change in unrealized appreciation/depreciation	201,033	323,940	15,980,166	1,970,065

Net increase in net assets resulting from operations	541,586	309,697	15,717,419	13,226,678

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,828)	(50,253)	(1,465,068)	(1,988,929)

Total distributions to shareholders	(45,828)	(50,253)	(1,465,068)	(1,988,929)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,426,427	1,225,598	10,152,805	—
Cost of shares redeemed	(1,556,581)	(2,382,104)	—	(77,526,490)

Net increase (decrease) in net assets from capital share transactions	(130,154)	(1,156,506)	10,152,805	(77,526,490)

INCREASE (DECREASE) IN NET ASSETS	365,604	(897,062)	24,405,156	(66,288,741)

NET ASSETS
Beginning of year	2,556,739	3,453,801	83,534,592	149,823,333

End of year	$2,922,343	$2,556,739	$107,939,748	$83,534,592

Undistributed net investment income included in net assets at end of year	$—	$—	$256,242	$245,900

SHARES ISSUED AND REDEEMED
Shares sold	50,000	50,000	150,000	—
Shares redeemed	(50,000)	(100,000)	—	(1,500,000)

Net increase (decrease) in shares outstanding	—	(50,000)	150,000	(1,500,000)

See notes to financial statements.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Sep. 29, 2015[a] to Mar. 31, 2016
Net asset value, beginning of period	$25.57	$23.03	$23.88

Income from investment operations:
Net investment income[b]	0.48	0.47	0.23
Net realized and unrealized gain (loss)[c]	3.63	2.57	(0.69)

Total from investment operations	4.11	3.04	(0.46)

Less distributions from:
Net investment income	(0.46)	(0.50)	(0.20)
Net realized gain	—	—	(0.19)

Total distributions	(0.46)	(0.50)	(0.39)

Net asset value, end of period	$29.22	$25.57	$23.03

Total return	16.08%	13.44%	(2.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,922	$2,557	$3,454
Ratio of expenses to average net assets[e,f]	0.00%	0.00%	0.00%[g]
Ratio of expenses to average net assets prior to waived fees[e,f]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.69%	1.98%	1.85%
Portfolio turnover rate[h,i]	11%	20%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 24 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014
Net asset value, beginning of year	$55.69	$49.94	$53.69	$49.02	$46.27

Income from investment operations:
Net investment income[a]	0.95	0.70	0.87	0.61	0.70
Net realized and unrealized gain (loss)[b]	9.76	6.15	(3.93)	4.75	2.67

Total from investment operations	10.71	6.85	(3.06)	5.36	3.37

Less distributions from:
Net investment income	(0.98)	(1.10)	(0.69)	(0.69)	(0.62)

Total distributions	(0.98)	(1.10)	(0.69)	(0.69)	(0.62)

Net asset value, end of year	$65.42	$55.69	$49.94	$53.69	$49.02

Total return	19.32%	13.84%	(5.78)%	11.03%	7.04%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$107,940	$83,535	$149,823	$80,542	$88,227
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.50%	0.50%
Ratio of net investment income to average net assets	1.54%	1.32%	1.67%	1.21%	1.41%
Portfolio turnover rate[d]	8%	7%	27%	2%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 7.30%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Non-diversified
JPX-Nikkei 400	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the the iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Goldman Sachs & Co.	$402,494	$402,494	$—
JPMorgan Securities LLC	3,635	3,635	—
Morgan Stanley & Co. LLC	20,414	20,414	—
State Street Bank & Trust Company	60,903	60,903	—

	$487,446	$487,446	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”) after taking into account any fee waivers by JPXN.

For its investment advisory services to JPXN, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged JPX-Nikkei 400	$68
JPX-Nikkei 400	1,354

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, the purchase and sales transactions executed by the iShares JPX-Nikkei 400 ETF pursuant to Rule 17a-7 under the 1940 Act were $ — and $486,339, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$278,233	$308,965
JPX-Nikkei 400	7,113,447	7,005,666

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged JPX-Nikkei 400	$1,447,501	$1,612,733
JPX-Nikkei 400	9,836,506	—

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

The currency-hedged Fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$19,347

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$15,308

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts	$(81,098)	$22,375

The following table shows the average quarter-end balances of outstanding forward currency contracts for the year ended March 31, 2018:

Average amounts purchased in U.S. dollars	$3,981,146
Average amounts sold in U.S. dollars	$6,812,516

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Fund generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of March 31, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$19,347	$(15,308)	$4,039

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$15,308	$(15,308)	$—

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Currency Hedged JPX-Nikkei 400	$367,307	$370	$(367,677)
JPX-Nikkei 400	(3,393,670)	30,347	3,363,323

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Currency Hedged JPX-Nikkei 400
Ordinary income	$45,828	$50,253

JPX-Nikkei 400
Ordinary income	$1,465,068	$1,988,929

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Currency Hedged JPX-Nikkei 400	$—	$(618,958)	$276,804	$(342,154)
JPX-Nikkei 400	634,415	(19,919,545)	11,497,949	(7,787,181)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Currency Hedged JPX-Nikkei 400	$618,958	$—	$618,958
JPX-Nikkei 400	16,381,655	3,537,890	19,919,545

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,638,601	$293,382	$(16,578)	$276,804
JPX-Nikkei 400	95,850,121	20,535,086	(9,036,016)	11,499,070

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Currency Hedged JPX-Nikkei 400	$45,076
JPX-Nikkei 400	2,014,060

For the fiscal year ended March 31, 2018, the iShares Currency Hedged JPX-Nikkei 400 ETF intends to pass through to its shareholders foreign source income earned of $45,770 and foreign taxes paid of $5,728 by the underlying fund.

For the fiscal year ended March 31, 2018, the iShares JPX-Nikkei 400 ETF earned foreign source income of $2,102,047 and paid foreign taxes of $210,127 which it intends to pass through to its shareholders.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.297583	$—	$0.160696	$0.458279	65%	—%	35%	100%
JPX-Nikkei 400	0.628512	—	0.348200	0.976712	64	—	36	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

SUPPLEMENTAL INFORMATION	39

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged JPX-Nikkei 400 ETF

Period Covered: September 29, 2015 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.16%
Greater than 1.5% and Less than 2.0%	2	0.32
Greater than 1.0% and Less than 1.5%	5	0.79
Greater than 0.5% and Less than 1.0%	91	14.44
Greater than 0.0% and Less than 0.5%	293	46.51
At NAV	14	2.22
Less than 0.0% and Greater than –0.5%	208	33.02
Less than –0.5% and Greater than –1.0%	12	1.90
Less than –1.0% and Greater than –1.5%	1	0.16
Less than –1.5%	3	0.48

	630	100.00%

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares JPX-Nikkei 400 ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.08%
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	10	0.76
Greater than 2.0% and Less than 2.5%	22	1.67
Greater than 1.5% and Less than 2.0%	48	3.64
Greater than 1.0% and Less than 1.5%	85	6.44
Greater than 0.5% and Less than 1.0%	204	15.45
Greater than 0.0% and Less than 0.5%	334	25.29
At NAV	13	0.98
Less than 0.0% and Greater than –0.5%	291	22.04
Less than –0.5% and Greater than –1.0%	162	12.27
Less than –1.0% and Greater than –1.5%	77	5.83
Less than –1.5% and Greater than –2.0%	29	2.20
Less than –2.0% and Greater than –2.5%	23	1.74
Less than –2.5% and Greater than –3.0%	5	0.38
Less than –3.0% and Greater than –3.5%	4	0.30
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	41

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	43

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	45

General Information

iSHARES® TRUST

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-310-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
➢	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | Cboe BZX
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.40%	34.40%	34.93%	34.40%	34.40%	34.93%
5 Years	22.87%	22.87%	23.37%	180.00%	179.99%	185.84%
10 Years	14.26%	14.26%	14.72%	279.42%	279.30%	294.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.10	$2.22	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 34.40%, net of fees, while the total return for the Index was 34.93%.

Increasing defense budgets and geopolitical tensions were the primary drivers of performance among aerospace and defense stocks during the reporting period, leading to earnings growth and improved profit margins. Spending legislation was passed near the end of the reporting period that included a significant increase in defense allocations and the elimination of statutory limits on defense spending. Rising defense expenditures were also expected in Asia, where investors anticipated that heightening tensions would lead to increased spending by countries in the region. Some of this additional spending is expected to go to U.S.-based defense contractors.

In addition to the positive trends in defense spending, strong growth in the aerospace market contributed to the Index’s performance for the reporting period. Continued growth in both passenger and freight traffic drove the increase in demand for aircraft. The worldwide commercial aircraft fleet grew by 4% in 2017, reaching its highest numbers ever. In addition, the order backlog grew to levels that will take nearly ten years to fulfill, ensuring a steady stream of revenue in the future.

Although the environment was mostly positive for aerospace and defense stocks, the prospect of a trade war emerged late in the reporting period as a possible threat to the profitability of the industry. The imposition of tariffs on steel and aluminum by the U.S. administration initially caused concern among investors, but trade tensions subsided somewhat after a number of exemptions were made for allied nations.

From an industry perspective, the aerospace and defense industry, which comprised 96% of the Index on average for the reporting period, was the largest contributor to the Index’s return. Companies that provide information technology services and industrial machinery for the defense industry contributed fractionally to the Index’s return for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Aerospace & Defense	97.10%
Industrial Machinery	1.45
Leisure Products	1.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Boeing Co. (The)	10.44%
United Technologies Corp.	7.62
Lockheed Martin Corp.	7.32
Raytheon Co.	6.39
Northrop Grumman Corp.	6.31
General Dynamics Corp.	6.23
Rockwell Collins Inc.	3.81
Harris Corp.	3.64
L3 Technologies Inc.	3.32
TransDigm Group Inc.	3.27

TOTAL	58.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.39%	29.36%	30.03%	29.39%	29.36%	30.03%
5 Years	20.40%	20.39%	20.85%	152.96%	152.86%	157.75%
10 Years	7.45%	7.41%	7.78%	105.06%	104.35%	111.49%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,153.90	$2.26	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 29.39%, net of fees, while the total return for the Index was 30.03%.

Investment banks and brokerage companies contributed the most to the Index’s return for the reporting period, benefiting from improving economic conditions, financial market strength, solid business confidence, and corporate tax reform. In particular, these factors benefited investment banks by supporting growth in merger and acquisition (“M&A”) activity and initial public offerings (“IPO”) during the reporting period. Total U.S. M&A volume grew by 67%, annualized, in the first quarter of 2018, representing the strongest first quarter on record, while U.S. IPO proceeds hit a three-year high in the same quarter. For some investment banks, however, a repatriation tax on foreign assets under the new corporate tax law resulted in a one-time charge, hurting stock price gains.

Brokerage companies also benefited from the increased trading volume that accompanied rising stock market valuations during the reporting period. Additionally, a combination of rising interest rates and growth in client accounts provided a catalyst for the advance in brokerage stocks. Higher interest rates generated greater net interest income (the difference between the rate at which banks and brokers borrow money and the long-term rates at which they lend), while growth in client accounts increased the amount of interest-earning assets, resulting in a solid contribution to profits. For some brokerage companies, acquisitions of smaller brokerage companies helped boost asset levels.

Financial exchanges and data companies were meaningful contributors to the Index’s performance during the reporting period as well. Major securities exchanges benefited from strong trading volumes as equity markets continued to reach record levels. Merger activity among financial exchanges also supported the industry.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	71.01%
Financial Exchanges & Data	27.79
Asset Management & Custody Banks	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	10.12%
Morgan Stanley	9.35
Charles Schwab Corp. (The)	8.63
CME Group Inc.	8.24
Intercontinental Exchange Inc.	7.46
TD Ameritrade Holding Corp.	4.89
E*TRADE Financial Corp.	4.75
Cboe Global Markets Inc.	4.35
Raymond James Financial Inc.	4.08
Nasdaq Inc.	4.05

TOTAL	65.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.40%	17.86%	17.78%	17.40%	17.86%	17.78%
5 Years	15.72%	15.79%	16.17%	107.50%	108.14%	111.62%
10 Years	13.07%	13.06%	13.51%	241.71%	241.30%	255.15%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.40	$2.16	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 17.40%, net of fees, while the total return for the Index was 17.78%.

U.S. corporate tax reform benefited U.S. healthcare providers during the reporting period. The new tax regime lowered the corporate tax rate and encouraged corporations to repatriate capital held overseas at a favorable tax rate, creating opportunity for increased cash flow and acquisition activity in the healthcare sector. However, uncertainty regarding potentially disruptive competition across healthcare industries from outside the healthcare sector led to increased volatility late in the reporting period. In addition, healthcare stocks generally declined following President Trump’s pledge to lower drug prices during his State of the Union address.

Managed care companies contributed significantly to the Index’s return during the reporting period. A slowdown in the growth of medical services costs benefited these companies, as did newly announced merger deals, which suggested the potential for consolidation across the healthcare sector. An aging population was also a catalyst: with more than 10,000 Americans aging into Medicare per day, the Medicare Advantage program offered by private companies represented a growth opportunity for managed care companies.

Healthcare services companies contributed modestly to the Index’s return for the reporting period. An unexpected two-year suspension of the excise tax on medical devices, originally enacted as a funding measure for the Affordable Care Act and scheduled to take effect in January 2018, contributed to the advance in healthcare services stocks.

Healthcare facilities companies were also notable contributors to the Index’s performance for the reporting period. An increase in outpatient and home care, in place of hospital stays, benefited companies offering outpatient, ambulatory, and rehabilitative care outside of traditional hospital settings.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Managed Health Care	49.56%
Health Care Services	27.05
Health Care Facilities	18.70
Health Care Technology	4.18
Life Sciences Tools & Services	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.65%
Anthem Inc.	6.77
Aetna Inc.	6.70
Express Scripts Holding Co.	5.54
Humana Inc.	5.50
Cigna Corp.	5.45
HCA Healthcare Inc.	4.59
Centene Corp.	3.90
Laboratory Corp. of America Holdings	3.48
Quest Diagnostics Inc.	3.17

TOTAL	58.75%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.19%	23.97%	23.71%	23.19%	23.97%	23.71%
5 Years	10.81%	10.97%	11.31%	67.10%	68.28%	70.91%
10 Years	7.66%	7.73%	8.38%	109.15%	110.53%	123.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.80	$2.17	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 23.19%, net of fees, while the total return for the Index was 23.71%.

The homebuilding industry contributed the most to the Index’s return for the reporting period, benefiting from continued strength in the U.S. housing market as new housing construction, residential building permits, and new home sales all rose to their highest levels in a decade. In addition, home prices rose by more than 6% in 2017, finishing the year less than 1% below the peak reached in July 2006. Reflecting the sharp increase in market interest rates in 2018, mortgage rates also rose sharply late in the reporting period but remained well below pre-financial crisis levels.

The favorable environment for the homebuilding industry was reflected in a monthly homebuilder sentiment index, which reached its highest level since 1999 during the reporting period. Despite facing shortages of skilled labor and rising input costs, these companies have increased their cash flow generation due to reasonable debt levels, prudent capital allocation, and selective expansion of their land portfolios.

A strengthening home construction market also benefited building products companies, which were meaningful contributors to the Index’s return for the reporting period. Additionally, building products stocks advanced from expectations of increased demand from reconstruction efforts in areas damaged by an unusually destructive hurricane season in 2017.

Home improvement retail companies were also significant contributors to the Index’s return for the reporting period. In addition to benefiting from the housing market’s strength, home improvement retailers provide products and services that tend to be more insulated from e-commerce competition than other retail industries.

The only industry to detract from the Index’s return during the reporting period was home furnishings, which detracted fractionally. Increased competition from online sellers and diversified retailers weighed on the home furnishings industry.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Homebuilding	64.95%
Building Products	14.69
Home Improvement Retail	9.62
Home Furnishings	3.62
Trading Companies & Distributors	2.41
Specialty Chemicals	2.31
Construction Materials	1.23
Forest Products	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Lennar Corp. Class A	12.73%
DR Horton Inc.	11.95
NVR Inc.	7.91
PulteGroup Inc.	6.56
Toll Brothers Inc.	5.32
Home Depot Inc. (The)	4.53
Lowe’s Companies Inc.	3.18
TopBuild Corp.	2.53
Taylor Morrison Home Corp. Class A	2.41
TRI Pointe Group Inc.	2.33

TOTAL	59.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® U.S. INSURANCE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.93%	8.95%	9.29%	8.93%	8.95%	9.29%
5 Years	13.10%	13.10%	13.57%	85.04%	85.04%	88.97%
10 Years	6.14%	6.16%	6.60%	81.39%	81.81%	89.40%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.60	$2.12	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. INSURANCE ETF

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 8.93%, net of fees, while the total return for the Index was 9.29%.

Rising interest rates benefited insurance-related stocks during the reporting period, with the Fed increasing short-term interest rates three times. Higher interest rates generally enable insurers to earn higher investment income on the premiums they hold. Corporate tax reform, which resulted in the reduction in the corporate tax rate and repatriation of overseas capital at a reduced tax rate, contributed to insurance-related stocks by freeing up capital for acquisitions and other strategic initiatives.

The most significant contribution to the Index’s return during the reporting period came from the property and casualty insurance industry. The tax reform bill closed an important loophole under which non-U.S. insurers with U.S. subsidiaries had been able to move U.S.-generated profits abroad to avoid paying U.S. taxes. Closing the loophole created more equal tax treatment for U.S. insurers. However, property and casualty insurance companies paid an estimated $70 billion to $100 billion in claims as hurricanes Harvey, Irma, and Maria, as well as severe wildfires in California, made 2017 one of the costliest years in terms of catastrophic loss.

The life and health insurance industry also contributed meaningfully to the Index’s return for the reporting period. Rising interest rates benefited life insurance companies, which have dealt with years of operational pressure from tight interest rate spreads (the difference between interest earned and interest paid) in a low-interest-rate environment. For health insurance companies, a rise in membership, profit margins, and revenues offset uncertainty surrounding efforts to replace the Affordable Care Act, as well as higher operating and medical costs.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Property & Casualty Insurance	46.26%
Life & Health Insurance	31.48
Multi-line Insurance	15.84
Insurance Brokers	3.18
Reinsurance	1.65
Other Diversified Financial Services	1.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Chubb Ltd.	8.62%
American International Group Inc.	6.85
MetLife Inc.	6.71
Prudential Financial Inc.	6.22
Travelers Companies Inc. (The)	5.50
Progressive Corp. (The)	5.24
Aflac Inc.	5.03
Allstate Corp. (The)	4.98
Hartford Financial Services Group Inc. (The)	2.92
Markel Corp.	2.67

TOTAL	54.74%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.48%	22.51%	23.03%	22.48%	22.51%	23.03%
5 Years	20.08%	20.08%	20.58%	149.64%	149.66%	154.86%
10 Years	13.03%	13.04%	13.56%	240.31%	240.69%	256.56%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,109.20	$2.21	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 22.48%, net of fees, while the total return for the Index was 23.03%.

Medical device stocks benefited from U.S. corporate tax reform and rising healthcare spending during the reporting period. Strategic acquisitions also benefited companies in the Index, allowing them to strengthen and diversify their product offerings. Increased demand for medical devices from outside the U.S., resulting from better access to healthcare in emerging markets and an aging population in developed countries, was another positive factor for U.S. medical device stocks.

The healthcare equipment industry, which represented 88% of the Index on average for the reporting period, was the most significant contributor to the Index’s return. Corporate tax reform—which included lowering the corporate tax rate, allowed for full expensing of capital investment such as machinery and equipment, and provided a favorable tax rate at which corporations can repatriate capital held overseas—was a key catalyst for growth. The new tax laws created opportunity for increased cash flow that in turn supported a rise in acquisition activity.

The healthcare equipment industry also benefited from the two-year delay of an excise tax on medical devices. The tax, which was originally enacted as a funding measure for the Affordable Care Act and scheduled to go into effect late in the reporting period, was expected to have a significant negative impact on medical device companies. Suspension of the tax created opportunities for increased research and development, as well as capital investment.

Life sciences tools and services companies also contributed meaningfully to the Index’s return for the reporting period. Strength in the industry generally reflected acquisitions, new product launches, and an increasing international presence.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Health Care Equipment	88.10%
Life Sciences Tools & Services	11.50
Health Care Services	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Medtronic PLC	8.43%
Abbott Laboratories	8.18
Thermo Fisher Scientific Inc.	7.05
Danaher Corp.	5.73
Becton Dickinson and Co.	5.62
Stryker Corp.	5.25
Intuitive Surgical Inc.	4.84
Boston Scientific Corp.	4.28
Baxter International Inc.	3.86
Edwards Lifesciences Corp.	3.68

TOTAL	56.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.09%	5.10%	5.52%	5.09%	5.10%	5.52%
5 Years	(1.65)%	(1.65)%	(1.26)%	(7.98)%	(7.99)%	(6.15)%
10 Years	0.08%	0.07%	0.49%	0.76%	0.73%	5.00%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.20	$2.19	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 5.09%, net of fees, while the total return for the Index was 5.52%.

Prices for oil and related energy products generally rose during the reporting period, contributing to higher corporate earnings for every industry represented in the Index. Both realized earnings and analysts’ estimates of future earnings growth improved significantly for U.S. energy stocks into the first quarter of 2018. Crude oil prices, while initially declining in price, ended the reporting period significantly higher. Gasoline and heating oil prices followed similar trajectories. Natural gas prices, however, experienced sharp swings before ultimately declining for the reporting period.

Crude oil prices benefited from positive supply-and-demand conditions during the reporting period, with prices reaching a three-year high above $70 per barrel in early 2018 as OPEC reiterated its intention to limit supply. Output was further limited by economic and political crises in Libya and Venezuela, where production hit a 28-year low in 2017. U.S. oil production and inventories declined in early 2018, at the same time global oil demand reached a record high. Solid global economic growth and a weaker U.S. dollar contributed to strong foreign demand for U.S. oil. Crude oil is priced in U.S. dollars, so a lower U.S. dollar means cheaper U.S. oil for foreign buyers.

Oil and gas refining and marketing stocks contributed the most to the Index’s performance for the reporting period, with refiners benefiting from the wide spread between the cost of crude oil and the price at which companies sell the refined output.

Oil and gas exploration and production stocks detracted from the Index’s performance for the reporting period, declining amid concerns that higher oil prices might lead U.S. and OPEC producers to increase output, leading to oversupply and lower prices.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	71.95%
Oil & Gas Refining & Marketing	24.55
Oil & Gas Storage & Transportation	3.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

ConocoPhillips	11.18%
EOG Resources Inc.	9.81
Phillips 66	6.59
Valero Energy Corp.	6.57
Marathon Petroleum Corp.	5.72
Anadarko Petroleum Corp.	5.46
Pioneer Natural Resources Co.	4.85
Concho Resources Inc.	3.75
Devon Energy Corp.	2.83
Noble Energy Inc.	2.54

TOTAL	59.30%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.19)%	(20.20)%	(20.23)%	(20.19)%	(20.20)%	(20.23)%
5 Years	(9.21)%	(9.21)%	(9.03)%	(38.32)%	(38.32)%	(37.71)%
10 Years	(5.10)%	(5.10)%	(4.86)%	(40.77)%	(40.72)%	(39.25)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$921.20	$2.01	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -20.19%, net of fees, while the total return for the Index was -20.23%.

The decline in the Index’s return for the reporting period occurred in spite of a recovery in oil prices and strong foreign demand for U.S. oil. Prices for crude oil were volatile but ultimately gained for the reporting period due to positive supply-and-demand conditions. OPEC reiterated its intention to limit supply, economic and political crises in Libya and Venezuela further constrained output, and U.S. oil production and inventories declined in early 2018. At the same time, global demand for U.S. oil reached a record high due to solid global economic growth and a weaker U.S. dollar. Crude oil is priced in U.S. dollars, so a lower U.S. dollar means cheaper U.S. oil for foreign buyers. Both realized corporate earnings and analysts’ estimates of future earnings growth improved significantly for U.S. energy stocks into the first quarter of 2018.

Despite this positive environment, the oil and gas equipment and services and oil and gas drilling industries, representing 98% of the index on average during the reporting period, posted significant declines, reflecting continued margin pressure and disappointing capital spending in the energy sector. These companies depend on spending by oil producers and refiners for revenue. While capital expenditures recovered modestly in 2017 from very low levels, overall oil and gas investment was constrained by oil price volatility, cost cutting, technological advancements, and a focus on higher-quality, higher-yield projects. In addition, oil services companies granted concessions to oil producers in the wake of large oil price declines between 2014 and 2016 and have yet to recoup those cost breaks. Economic sanctions and unplanned disruption to oil production in Venezuela and other countries also detracted from oil and gas equipment and services stocks during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	79.00%
Oil & Gas Drilling	21.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Schlumberger Ltd.	16.57%
Halliburton Co.	11.08
National Oilwell Varco Inc.	6.16
TechnipFMC PLC	5.86
Baker Hughes a GE Co.	5.48
Helmerich & Payne Inc.	4.35
Core Laboratories NV	3.43
Transocean Ltd.	3.33
Patterson-UTI Energy Inc.	2.96
Nabors Industries Ltd.	2.27

TOTAL	61.49%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.05)%	(0.93)%	(0.87)%	(1.05)%	(0.93)%	(0.87)%
5 Years	10.42%	10.45%	10.74%	64.17%	64.34%	66.54%
10 Years	13.48%	13.49%	13.92%	254.07%	254.60%	268.23%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$946.30	$2.04	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -1.05%, net of fees, while the total return for the Index was -0.87%.

The Index’s performance reflected a volatile environment for pharmaceuticals stocks during the reporting period as the ongoing controversy regarding drug pricing continued to present a challenge for the industry. Escalating drug prices led to government investigation and consumer backlash, resulting in a lower rate of drug price increases during the reporting period. Other challenges included increased competition from generic drugs, biosimilars (biopharmaceutical drugs demonstrated to have active properties similar to drugs that have already been licensed), and President Trump’s pledge in early 2018 to lower the price of prescription drugs. Uncertainty regarding potentially disruptive competition from outside the industry also contributed to volatility among pharmaceuticals stocks.

Additionally, reliance on legacy products caused some larger pharmaceuticals companies to miss growth projections, detracting from the Index’s return during the reporting period. The reliance resulted largely from a slowdown in acquisition activity in the previous reporting period and some setbacks in clinical trials for new medications.

Despite the Index’s overall decline, there were some positive developments for the pharmaceuticals industry during the reporting period. A marked increase in the number of U.S. Food and Drug Administration approvals in 2017, including a breakthrough approval of the first gene therapy, appeared to improve investor confidence in the industry. Corporate tax reform also benefited pharmaceuticals companies. By lowering the corporate tax rate and encouraging corporations to repatriate capital held overseas, the new tax laws created opportunity for increased cash flow and, in turn, contributed to a rise in acquisition activity. Other positive developments included an increase in new product launches and a move toward divesting of non-core business segments, which would enable pharmaceuticals companies to focus on key areas of expertise while using the proceeds to increase dividends and stock buybacks.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*
Pharmaceuticals	90.88%
Biotechnology	9.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*
Johnson & Johnson	10.42%
Pfizer Inc.	8.68
Merck & Co. Inc.	7.64
Bristol-Myers Squibb Co.	6.52
Eli Lilly & Co.	5.94
Allergan PLC	5.66
Zoetis Inc.	4.82
Mylan NV	3.66
Perrigo Co. PLC	2.93
Jazz Pharmaceuticals PLC	2.79

TOTAL	59.06%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® U.S. REAL ESTATE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.29)%	(0.26)%	0.13%	(0.29)%	(0.26)%	0.13%
5 Years	5.72%	5.73%	6.28%	32.08%	32.16%	35.61%
10 Years	5.88%	5.86%	6.36%	77.07%	76.77%	85.19%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.60	$2.06	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REAL ESTATE ETF

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -0.29%, net of fees, while the total return for the Index was 0.13%.

Specialized real estate investment trusts (“REITs”) companies contributed the most to the Index’s return for the reporting period. The specialized REITs industry covers a wide variety of smaller REITs companies, from data center and gaming REITs to self-storage and billboard REITs. The most significant contributors to performance in this industry were cell tower REITs, which benefitted from robust growth in mobile data and the anticipated rollout of 5G cellular service.

The industrial REITs industry was also a meaningful contributor to the Index’s return for the reporting period. The industry benefitted significantly from the growth of e-commerce and resulting proliferation of logistics warehouses, where online shopping orders are fulfilled. Strong demand for warehouse space and high occupancy levels drove rent growth for industrial REITs companies. Other noteworthy industries that contributed to the Index’s performance during the reporting period included real estate services and mortgage REITs.

While the rapid growth of e-commerce benefited the industrial REITs industry, it weighed on retail REITs companies, which own malls and shopping centers. The retail REITs industry detracted the most from the Index’s return during the reporting period as store closures and bankruptcies led to higher vacancies at retail properties. In addition, these companies are facing higher costs to redevelop large spaces left empty by vacating anchor tenants.

The healthcare REITs industry, companies that own hospitals, medical offices, senior living facilities, and other healthcare-related properties, also detracted meaningfully from the Index’s return for the reporting period. Concerns about a supply-and-demand imbalance among senior living facilities weighed on the industry as a substantial number of new units opened without a corresponding increase in residents. Expected reductions in Medicare reimbursements and a new payment system for skilled nursing facilities also negatively impacted the industry.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Specialized REITs	31.62%
Retail REITs	13.86
Residential REITs	12.45
Office REITs	10.08
Health Care REITs	8.25
Industrial REITs	5.52
Hotel & Resort REITs	4.77
Mortgage REITs	4.51
Diversified REITs	4.47
Real Estate Services	2.61
Research & Consulting Services	1.32
Real Estate Development	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

American Tower Corp.	6.47%
Simon Property Group Inc.	4.85
Crown Castle International Corp.	4.59
Prologis Inc.	3.39
Equinix Inc.	3.34
Public Storage	3.03
Weyerhaeuser Co.	2.67
AvalonBay Communities Inc.	2.29
Equity Residential	2.29
Digital Realty Trust Inc.	2.19

TOTAL	35.11%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.42%	14.34%	14.94%	14.42%	14.34%	14.94%
5 Years	15.19%	15.17%	15.70%	102.78%	102.65%	107.35%
10 Years	5.75%	5.74%	6.18%	74.83%	74.78%	82.17%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.60	$2.17	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 14.42%, net of fees, while the total return for the Index was 14.94%.

U.S. regional banks primarily benefited from four factors during the reporting period: tax reform, banking deregulation, improving economic conditions, and rising interest rates. Corporate tax reform, passed in December 2017, benefited regional banks by increasing bank earnings and providing opportunity for acquisitions, stock buybacks, and increased dividends. Some regional banks announced plans to use money from the corporate tax cut to increase minimum wages and offer other benefits to their employees.

In March 2018 the Senate passed a proposed reversal of a portion of the 2010 Dodd-Frank financial reform law, which would increase the asset threshold for required Fed oversight and capital constraints from $50 billion to $250 billion. The change would exclude all but a few of the largest U.S. banks from the additional oversight. In anticipation of these changes, merger and acquisition activity within the regional banks industry increased during the reporting period.

Improving economic conditions, including solid economic growth and low unemployment levels, created opportunity for accelerated loan growth and improved credit quality during the reporting period. Regional banks tend to derive a majority of their revenue from net interest margins (the difference between the interest rate paid to depositors and the interest rate earned on loans and investments), meaning acceleration in loan growth is a catalyst for higher revenues.

Improving economic growth led the Fed to increase short-term interest rates three times during the reporting period. Rising interest rates contributed to bank profits by increasing net interest margins. In fact, the net interest margin for all U.S. banks rose to its highest level in four years in the fourth quarter of 2017.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Regional Banks	84.36%
Diversified Banks	13.72
Thrifts & Mortgage Finance	1.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

U.S. Bancorp.	13.72%
PNC Financial Services Group Inc. (The)	12.35
BB&T Corp.	7.01
SunTrust Banks Inc.	5.52
M&T Bank Corp.	4.80
Fifth Third Bancorp.	3.82
Regions Financial Corp.	3.61
KeyCorp	3.59
Citizens Financial Group Inc.	3.54
Huntington Bancshares Inc./OH	2.88

TOTAL	60.84%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.63)%	(13.59)%	(13.78)%	(13.63)%	(13.59)%	(13.78)%
5 Years	4.86%	4.83%	4.93%	26.79%	26.58%	27.22%
10 Years	4.50%	4.48%	4.71%	55.26%	55.05%	58.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$904.40	$1.99	$1,000.00	$1,022.80	$2.12	0.42%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -13.63%, net of fees, while the total return for the Index was -13.78%.

Diversified telecommunication services companies detracted the most from the Index’s performance for the reporting period. Consumers continued to replace landline telephone subscriptions with smartphones and other wireless network devices. Consequently, companies offering wireline services continued to decline. Additionally, the large capital expenditures necessary for maintaining and upgrading existing infrastructure, including a new fiber optic network in development, strained finances and raised concerns that companies could be vulnerable to increased borrowing costs.

The communications equipment industry, which detracted meaningfully from the Index’s return, was added to the Index late in the reporting period. Due to the timing of its addition, it made up only approximately one percent of the Index on average for the reporting period, but by the end of the reporting period it was the largest single industry in the Index.

The wireless telecommunication services industry also declined meaningfully during the reporting period, driven in part by rising capital expenditures. Implementation of the next generation of mobile data services, called 5G, requires substantial investments to upgrade networks while maintaining current capacity, and these costs are expected to increase in the near future. Wireless telecommunication services companies also faced increased competition, negatively impacting pricing and leading to decreased revenues and profit margins. The rise of lower-cost, alternative carriers prompted larger companies to expand their voice and data plans, which contributed to lower earnings. Average revenue per user, a closely watched measure of profitability, continued to decline during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Communications Equipment	49.58%
Diversified Telecommunication Services	40.44
Wireless Telecommunication Services	7.94
Household Durables	2.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

AT&T Inc.	15.53%
Cisco Systems Inc.	15.05
Verizon Communications Inc.	14.71
T-Mobile U.S. Inc.	3.64
Motorola Solutions Inc.	3.54
Palo Alto Networks Inc.	3.50
CenturyLink Inc.	3.33
Arista Networks Inc.	2.77
F5 Networks Inc.	2.41
Juniper Networks Inc.	2.31

TOTAL	66.79%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. AEROSPACE & DEFENSE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 97.07%
AAR Corp.	1,314,782	$57,995,034
Aerojet Rocketdyne Holdings Inc.[a,b]	2,495,800	69,807,526
Aerovironment Inc.[a,b]	1,075,273	48,935,674
Arconic Inc.	6,202,471	142,904,932
Astronics Corp.[a,b]	1,096,761	40,909,185
Axon Enterprise Inc.[a,b]	1,753,834	68,943,215
Boeing Co. (The)	1,831,055	600,366,313
BWX Technologies Inc.	1,869,796	118,788,140
Cubic Corp.[b]	961,741	61,166,728
Curtiss-Wright Corp.	857,796	115,862,506
Engility Holdings Inc.[a,b]	1,314,965	32,085,146
Esterline Technologies Corp.[a,b]	900,622	65,880,499
General Dynamics Corp.	1,620,245	357,912,120
Harris Corp.	1,296,204	209,051,781
HEICO Corp. Class Ab	1,335,795	94,774,620
HEICO Corp.[b]	922,021	80,040,621
Hexcel Corp.	1,728,152	111,621,338
Huntington Ingalls Industries Inc.	623,782	160,786,048
KLX Inc.[a,b]	1,287,700	91,503,962
Kratos Defense & Security Solutions Inc.[a,b]	4,188,913	43,103,915
L3 Technologies Inc.	917,556	190,851,648
Lockheed Martin Corp.	1,245,866	421,015,497
Mercury Systems Inc.[a,b]	1,519,444	73,419,534
Moog Inc. Class Aa,b	938,139	77,312,035
Northrop Grumman Corp.	1,039,448	362,892,086
Orbital ATK Inc.	990,072	131,293,448
Raytheon Co.	1,701,699	367,260,678
Rockwell Collins Inc.	1,625,467	219,194,225
Spirit AeroSystems Holdings Inc. Class A	1,698,804	142,189,895
Teledyne Technologies Inc.[a]	651,368	121,916,549
Textron Inc.[b]	3,145,917	185,514,725
TransDigm Group Inc.[b]	612,285	187,934,758
Triumph Group Inc.[b]	2,040,429	51,418,811
United Technologies Corp.	3,480,261	437,886,439
Wesco Aircraft Holdings Inc.[a,b]	3,811,748	39,070,417

		5,581,610,048
INDUSTRIAL MACHINERY — 1.45%
RBC Bearings Inc.[a,b]	670,987	83,336,586

		83,336,586

Security	Shares	Value
LEISURE PRODUCTS — 1.45%
American Outdoor Brands Corp.[a,b,c]	3,496,648	$36,085,407
Sturm Ruger & Co. Inc.[b,c]	898,694	47,181,435

		83,266,842

TOTAL COMMON STOCKS
(Cost: $4,728,195,209)		5,748,213,476

SHORT-TERM INVESTMENTS — 2.80%

MONEY MARKET FUNDS — 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	157,959,111	157,959,111
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	3,004,338	3,004,338

		160,963,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,976,285)		160,963,449

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $4,889,171,494)		5,909,176,925
Other Assets, Less Liabilities — (2.77)%		(159,447,013)

NET ASSETS — 100.00%		$5,749,729,912

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	82,630,388	75,328,723	[b]	—	157,959,111	$157,959,111	$1,663,172	[c]	$(39,898)	$(23,514)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,562,511	1,441,827	[b]	—	3,004,338	3,004,338	41,084		—	—
American Outdoor Brands Corp.[d]	1,242,659	2,864,964		(610,975)	3,496,648	36,085,407	—		(2,754,481)	(17,377,138)
Sturm Ruger & Co. Inc.[d]	437,310	678,724		(217,340)	898,694	47,181,435	713,717		159,865	389,398

						$244,230,291	$2,417,973		$(2,634,514)	$(17,011,254)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.
[d]	Not an affiliate at the beginning of the year.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,748,213,476	$—	$—	$5,748,213,476
Money market funds	160,963,449	—	—	160,963,449

Total	$5,909,176,925	$—	$—	$5,909,176,925

See notes to financial statements.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.91%

ASSET MANAGEMENT & CUSTODY BANKS — 1.20%
Diamond Hill Investment Group Inc.	20,200	$4,172,512

		4,172,512
FINANCIAL EXCHANGES & DATA — 27.76%
Cboe Global Markets Inc.	132,155	15,078,886
CME Group Inc.	176,669	28,574,444
Intercontinental Exchange Inc.	356,869	25,880,140
MarketAxess Holdings Inc.	58,859	12,798,301
Nasdaq Inc.	162,924	14,047,307

		96,379,078
INVESTMENT BANKING & BROKERAGE — 70.95%
BGC Partners Inc. Class A	654,796	8,807,006
Charles Schwab Corp. (The)	573,039	29,924,097
Cowen Inc. Class Aa,b	222,065	2,931,258
E*TRADE Financial Corp.[a]	297,225	16,469,237
Evercore Inc. Class A	96,637	8,426,746
Goldman Sachs Group Inc. (The)	139,297	35,083,343
Greenhill & Co. Inc.[b]	184,489	3,413,047
Houlihan Lokey Inc.	137,282	6,122,777
Interactive Brokers Group Inc. Class Ab	144,490	9,715,508
INTL. FCStone Inc.[a,b]	97,760	4,172,397
Investment Technology Group Inc.	207,837	4,102,702
Lazard Ltd. Class A	217,797	11,447,410
LPL Financial Holdings Inc.	169,248	10,335,975
Moelis & Co. Class A	138,106	7,022,690
Morgan Stanley	600,943	32,426,884
Piper Jaffray Companies	63,556	5,278,326
PJT Partners Inc. Class A	94,912	4,755,091
Raymond James Financial Inc.	158,335	14,156,732
Stifel Financial Corp.	151,886	8,996,208
TD Ameritrade Holding Corp.	286,610	16,975,910
Virtu Financial Inc. Class Ab	173,290	5,718,570

		246,281,914

TOTAL COMMON STOCKS (Cost: $320,720,261)		346,833,504

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	4,277,892	$4,277,892
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	333,206	333,206

		4,611,098

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,611,372)		4,611,098

TOTAL INVESTMENTS IN SECURITIES —101.24%
(Cost: $325,331,633)		351,444,602
Other Assets, Less Liabilities — (1.24)%		(4,289,260)

NET ASSETS — 100.00%		$347,155,342

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	469,178	3,808,714	[b]	—	4,277,892	$4,277,892	$7,261	[c]	$(1,082)	$(433)
BlackRock Cash Funds: Treasury, SL Agency Shares	267,388	65,818	[b]	—	333,206	333,206	2,082		—	—

						$4,611,098	$9,343		$(1,082)	$(433)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$346,833,504	$—	$—	$346,833,504
Money market funds	4,611,098	—	—	4,611,098

Total	$351,444,602	$—	$—	$351,444,602

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.94%

HEALTH CARE FACILITIES — 18.69%
Acadia Healthcare Co. Inc.[a,b]	173,664	$6,804,154
Brookdale Senior Living Inc.[a,b]	594,199	3,987,075
Capital Senior Living Corp.[a,b]	169,237	1,819,298
Community Health Systems Inc.[a,b]	556,100	2,202,156
Encompass Health Corp.	163,354	9,338,948
Ensign Group Inc. (The)	157,147	4,132,966
HCA Healthcare Inc.	222,947	21,625,859
Kindred Healthcare Inc.	364,565	3,335,770
LifePoint Health Inc.[a]	108,204	5,085,588
National Healthcare Corp.	48,312	2,880,845
Select Medical Holdings Corp.[a]	289,350	4,991,287
Tenet Healthcare Corp.[a,b]	223,251	5,413,837
U.S. Physical Therapy Inc.	46,262	3,761,101
Universal Health Services Inc. Class B	107,209	12,694,618

		88,073,502
HEALTH CARE SERVICES — 27.04%
Amedisys Inc.[a,b]	82,704	4,990,359
Chemed Corp.	30,357	8,283,211
CorVel Corp.[a]	49,981	2,526,540
DaVita Inc.[a]	183,066	12,071,372
Diplomat Pharmacy Inc.[a,b]	177,612	3,578,882
Envision Healthcare Corp.[a,b]	210,766	8,099,737
Express Scripts Holding Co.[a]	377,539	26,080,394
Laboratory Corp. of America Holdings[a]	101,417	16,404,200
LHC Group Inc.[a,b]	101,984	6,278,135
MEDNAX Inc.[a]	160,686	8,938,962
Premier Inc. Class Aa,b	152,270	4,767,574
Providence Service Corp. (The)[a]	47,886	3,310,838
Quest Diagnostics Inc.	148,717	14,916,315
R1 RCM Inc.[a]	399,091	2,849,510
Tivity Health Inc.[a]	108,642	4,307,656

		127,403,685
HEALTH CARE TECHNOLOGY — 4.17%
Cotiviti Holdings Inc.[a,b]	124,287	4,280,444
HealthStream Inc.	117,884	2,927,060
HMS Holdings Corp.[a,b]	263,084	4,430,334
Inovalon Holdings Inc. Class Aa,b	259,986	2,755,852
Teladoc Inc.[a,b]	130,749	5,269,185

		19,662,875

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.51%
NeoGenomics Inc.[a,b]	295,414	$2,410,578

		2,410,578
MANAGED HEALTH CARE — 49.53%
Aetna Inc.	186,769	31,563,961
Anthem Inc.	145,075	31,872,978
Centene Corp.[a]	171,882	18,369,029
Cigna Corp.	153,060	25,674,284
HealthEquity Inc.[a,b]	115,091	6,967,609
Humana Inc.	96,283	25,883,759
Magellan Health Inc.[a]	58,888	6,306,905
Molina Healthcare Inc.[a,b]	96,689	7,849,213
Triple-S Management Corp. Class Ba	107,039	2,798,000
UnitedHealth Group Inc.	300,388	64,283,032
WellCare Health Plans Inc.[a]	61,206	11,851,318

		233,420,088

TOTAL COMMON STOCKS (Cost: $443,933,974)		470,970,728

SHORT-TERM INVESTMENTS — 9.27%

MONEY MARKET FUNDS — 9.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	43,444,813	43,444,813
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	254,340	254,340

		43,699,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,701,109)		43,699,153

TOTAL INVESTMENTS IN SECURITIES —109.21%
(Cost: $487,635,083)		514,669,881
Other Assets, Less Liabilities — (9.21)%		(43,419,042)

NET ASSETS — 100.00%		$471,250,839

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,275,270	169,543	[b]	—	43,444,813	$43,444,813	$151,514	[c]	$(6,446)	$(11,434)
BlackRock Cash Funds: Treasury, SL Agency Shares	262,129	—		(7,789)[b]	254,340	254,340	4,003		—	—

						$43,699,153	$155,517		$(6,446)	$(11,434)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$470,970,728	$—	$—	$470,970,728
Money market funds	43,699,153	—	—	43,699,153

Total	$514,669,881	$—	$—	$514,669,881

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.95%

BUILDING PRODUCTS — 14.68%
American Woodmark Corp.[a]	109,462	$10,776,534
Builders FirstSource Inc.[a,b]	715,724	14,199,964
Fortune Brands Home & Security Inc.	401,399	23,638,387
JELD-WEN Holding Inc.[a,b]	471,821	14,447,159
Lennox International Inc.	113,210	23,136,728
Masco Corp.	672,557	27,198,205
Masonite International Corp.[a]	218,012	13,375,036
Owens Corning	299,429	24,074,092
PGT Innovations Inc.[a,b]	576,990	10,760,864
Quanex Building Products Corp.[b]	552,748	9,617,815
Simpson Manufacturing Co. Inc.	269,669	15,530,238
Trex Co. Inc.[a,b]	157,738	17,157,162
Universal Forest Products Inc.	439,481	14,261,158
USG Corp.[a,b]	482,002	19,482,521

		237,655,863
CONSTRUCTION MATERIALS — 1.23%
Eagle Materials Inc.[b]	193,254	19,914,824

		19,914,824
FOREST PRODUCTS — 1.17%
Louisiana-Pacific Corp.	658,075	18,932,818

		18,932,818
HOME FURNISHINGS — 3.62%
Ethan Allen Interiors Inc.	395,643	9,080,007
Leggett & Platt Inc.	469,599	20,831,411
Mohawk Industries Inc.[a]	123,203	28,610,201

		58,521,619
HOME IMPROVEMENT RETAIL — 9.61%
Floor & Decor Holdings Inc. Class Aa,b	277,558	14,466,323
Home Depot Inc. (The)	411,120	73,278,029
Lowe’s Companies Inc.	585,880	51,410,970
Lumber Liquidators Holdings Inc.[a,b]	410,347	9,815,500
Tile Shop Holdings Inc.	1,111,070	6,666,420

		155,637,242
HOMEBUILDING — 64.92%
Beazer Homes USA Inc.[a,b]	582,939	9,297,877
Cavco Industries Inc.[a]	134,717	23,407,079
Century Communities Inc.[a,b]	399,360	11,960,832
DR Horton Inc.	4,411,695	193,408,709

Security	Shares	Value
Hovnanian Enterprises Inc. Class Aa,b	2,317,930	$4,241,812
Installed Building Products Inc.[a,b]	337,559	20,270,418
KB Home	1,281,054	36,445,986
Lennar Corp. Class A	3,494,575	205,970,250
Lennar Corp. Class Bb	261,093	12,451,525
LGI Homes Inc.[a,b]	290,993	20,535,376
M/I Homes Inc.[a]	464,571	14,796,586
MDC Holdings Inc.	722,693	20,177,590
Meritage Homes Corp.[a]	594,373	26,895,378
NVR Inc.[a]	45,684	127,915,200
PulteGroup Inc.	3,601,615	106,211,626
Taylor Morrison Home Corp. Class Aa	1,676,420	39,027,058
Toll Brothers Inc.	1,989,159	86,031,127
TopBuild Corp.[a,b]	534,217	40,878,285
TRI Pointe Group Inc.[a,b]	2,295,262	37,711,155
William Lyon Homes Class Aa,b	484,669	13,323,551

		1,050,957,420
SPECIALTY CHEMICALS — 2.31%
Sherwin-Williams Co. (The)	95,173	37,319,237

		37,319,237
TRADING COMPANIES & DISTRIBUTORS — 2.41%
Beacon Roofing Supply Inc.[a,b]	328,448	17,430,735
Watsco Inc.	119,303	21,590,264

		39,020,999

TOTAL COMMON STOCKS
(Cost: $1,730,963,927)		1,617,960,022

SHORT-TERM INVESTMENTS — 5.21%

MONEY MARKET FUNDS — 5.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	83,620,688	83,620,688
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	802,683	802,683

		84,423,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,425,005)		84,423,371

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 105.16%
(Cost: $1,815,388,932)	$1,702,383,393
Other Assets, Less Liabilities — (5.16)%	(83,566,098)

NET ASSETS — 100.00%	$1,618,817,295

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	68,130,435	15,490,253	[b]	—	83,620,688	$83,620,688	$408,584	[c]	$(23,720)	$(22,963)
BlackRock Cash Funds: Treasury, SL Agency Shares	795,273	7,410	[b]	—	802,683	802,683	11,481		—	—

						$84,423,371	$420,065		$(23,720)	$(22,963)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,617,960,022	$—	$—	$1,617,960,022
Money market funds	84,423,371	—	—	84,423,371

Total	$1,702,383,393	$—	$—	$1,702,383,393

See notes to financial statements.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. INSURANCE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.91%

INSURANCE BROKERS — 3.18%
Arthur J Gallagher & Co.	40,398	$2,776,555
Brown & Brown Inc.	56,092	1,426,980

		4,203,535
LIFE & HEALTH INSURANCE — 31.45%
Aflac Inc.	151,896	6,646,969
American Equity Investment Life Holding Co.	21,215	622,872
Athene Holding Ltd. Class A NVS[a]	32,279	1,543,259
Brighthouse Financial Inc.[a]	24,054	1,236,376
CNO Financial Group Inc.	40,455	876,660
FBL Financial Group Inc. Class A	3,410	236,484
Genworth Financial Inc. Class Aa	147,359	417,026
Lincoln National Corp.	46,820	3,420,669
MetLife Inc.	193,194	8,865,673
National Western Life Group Inc. Class A	775	236,282
Primerica Inc.	11,389	1,100,177
Principal Financial Group Inc.	57,794	3,520,233
Prudential Financial Inc.	79,380	8,219,799
Torchmark Corp.	24,685	2,077,736
Trupanion Inc.[a,b]	6,898	206,181
Unum Group	50,126	2,386,499

		41,612,895
MULTI-LINE INSURANCE — 15.82%
American Financial Group Inc./OH	16,311	1,830,420
American International Group Inc.	166,286	9,049,284
American National Insurance Co.	2,687	314,272
Assurant Inc.	13,295	1,215,296
Hartford Financial Services Group Inc. (The)	75,042	3,866,164
Horace Mann Educators Corp.	11,846	506,416
Kemper Corp.	13,307	758,499
Loews Corp.	59,382	2,953,067
National General Holdings Corp.	17,973	436,924

		20,930,342
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.59%
Voya Financial Inc.[b]	41,640	2,102,820

		2,102,820
PROPERTY & CASUALTY INSURANCE — 46.22%
Allstate Corp. (The)	69,482	6,586,894
Ambac Financial Group Inc.[a,b]	11,130	174,518
AMERISAFE Inc.	5,934	327,853

Security	Shares	Value
AmTrust Financial Services Inc.	28,635	$352,497
Arch Capital Group Ltd.[a,b]	30,545	2,614,347
Argo Group International Holdings Ltd.	9,828	564,127
Assured Guaranty Ltd.	30,549	1,105,874
Axis Capital Holdings Ltd.	21,283	1,225,262
Chubb Ltd.	83,267	11,388,428
Cincinnati Financial Corp.	33,709	2,503,230
CNA Financial Corp.	8,178	403,584
Employers Holdings Inc.	9,824	397,381
Erie Indemnity Co. Class A NVS	5,205	612,316
First American Financial Corp.	26,864	1,576,379
Hanover Insurance Group Inc. (The)	10,716	1,263,309
Infinity Property & Casualty Corp.	3,325	393,680
James River Group Holdings Ltd.	7,664	271,842
Kinsale Capital Group Inc.	6,088	312,497
Markel Corp.[a]	3,021	3,535,325
MBIA Inc.[a,b]	29,610	274,189
Mercury General Corp.	10,630	487,598
Navigators Group Inc. (The)	6,775	390,579
Old Republic International Corp.	62,402	1,338,523
ProAssurance Corp.	14,669	712,180
Progressive Corp. (The)	113,732	6,929,691
RLI Corp.	10,737	680,618
Safety Insurance Group Inc.	4,663	358,352
Selective Insurance Group Inc.	15,568	944,978
Travelers Companies Inc. (The)	52,310	7,263,767
United Fire Group Inc.	5,390	257,965
Universal Insurance Holdings Inc.	10,069	321,201
White Mountains Insurance Group Ltd.	959	788,797
WR Berkley Corp.	23,160	1,683,732
XL Group Ltd.	56,181	3,104,562

		61,146,075
REINSURANCE — 1.65%
Alleghany Corp.	3,548	2,180,033

		2,180,033

TOTAL COMMON STOCKS
(Cost: $118,575,705)		132,175,700

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® U.S. INSURANCE ETF

March 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	544,091	$544,091
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	132,971	132,971

		677,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $677,115)		677,062

Value
TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $119,252,820)	$132,852,762
Other Assets, Less Liabilities — (0.42)%	(550,585)

NET ASSETS — 100.00%	$132,302,177

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,262	528,829	[b]	—	544,091	$544,091	$15,901	[c]	$(456)	$(53)
BlackRock Cash Funds: Treasury, SL Agency Shares	298,210	—		(165,239)[b]	132,971	132,971	2,345		—	—

						$677,062	$18,246		$(456)	$(53)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$132,175,700	$—	$—	$132,175,700
Money market funds	677,062	—	—	677,062

Total	$132,852,762	$—	$—	$132,852,762

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. MEDICAL DEVICES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

HEALTH CARE EQUIPMENT — 88.02%
Abaxis Inc.	139,370	$9,842,309
Abbott Laboratories	2,344,558	140,485,915
ABIOMED Inc.[a,b]	124,654	36,273,068
Accuray Inc.[a,b]	703,740	3,518,700
Analogic Corp.	86,582	8,303,214
AngioDynamics Inc.[a]	322,778	5,567,921
AtriCure Inc.[a,b]	279,808	5,741,660
AxoGen Inc.[a,b]	212,341	7,750,447
Baxter International Inc.	1,018,636	66,252,085
Becton Dickinson and Co.	445,819	96,608,977
Boston Scientific Corp.[a]	2,689,049	73,464,819
Cantel Medical Corp.	153,849	17,140,317
Cardiovascular Systems Inc.[a]	200,891	4,405,540
CONMED Corp.	155,560	9,851,615
CryoLife Inc.[a]	283,962	5,693,438
Danaher Corp.	1,006,226	98,519,588
DexCom Inc.[a,b]	346,326	25,683,536
Edwards Lifesciences Corp.[a,b]	452,904	63,189,166
Glaukos Corp.[a,b]	229,670	7,080,726
Globus Medical Inc. Class Aa	332,060	16,543,229
Heska Corp.[a,b]	63,873	5,050,438
Hill-Rom Holdings Inc.	257,972	22,443,564
Hologic Inc.[a]	854,907	31,939,326
IDEXX Laboratories Inc.[a]	227,992	43,635,389
Inogen Inc.[a]	95,496	11,730,729
Insulet Corp.[a,b]	242,896	21,054,225
Integer Holdings Corp.[a]	179,436	10,147,106
Integra LifeSciences Holdings Corp.[a,b]	297,203	16,447,214
Intuitive Surgical Inc.[a]	201,245	83,079,973
Invacare Corp.[b]	293,297	5,103,368
iRhythm Technologies Inc.[a,b]	125,150	7,878,193
K2M Group Holdings Inc.[a,b]	319,158	6,048,044
LeMaitre Vascular Inc.	138,458	5,016,333
LivaNova PLC[a]	194,242	17,190,417
Masimo Corp.[a]	207,871	18,282,254
Medtronic PLC	1,805,735	144,856,062
Natus Medical Inc.[a,b]	237,113	7,978,852
Nevro Corp.[a,b]	150,273	13,024,161
NuVasive Inc.[a]	229,776	11,996,605
NxStage Medical Inc.[a]	408,031	10,143,651
Orthofix International NVa	130,911	7,694,949
Penumbra Inc.[a,b]	138,157	15,977,857

Security	Shares	Value
ResMed Inc.	402,570	$39,641,068
STERIS PLC	292,987	27,353,266
Stryker Corp.	560,334	90,168,947
Teleflex Inc.	135,153	34,461,312
Varex Imaging Corp.[a]	243,698	8,719,514
Varian Medical Systems Inc.[a,b]	276,631	33,928,792
Wright Medical Group NVa,b	492,724	9,775,644
Zimmer Biomet Holdings Inc.	464,724	50,673,505

		1,513,357,028
HEALTH CARE SERVICES — 0.40%
BioTelemetry Inc.[a,b]	222,160	6,898,068

		6,898,068
LIFE SCIENCES TOOLS & SERVICES — 11.48%
Bio-Rad Laboratories Inc. Class Aa	80,210	20,058,917
Bruker Corp.	493,176	14,755,826
Thermo Fisher Scientific Inc.	586,777	121,145,979
Waters Corp.[a]	208,819	41,481,894

		197,442,616

TOTAL COMMON STOCKS
(Cost: $1,553,878,397)		1,717,697,712

SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	59,095,878	59,095,878
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	934,839	934,839

		60,030,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,033,186)		60,030,717

TOTAL INVESTMENTS IN SECURITIES — 103.39%
(Cost: $1,613,911,583)		1,777,728,429
Other Assets, Less Liabilities — (3.39)%		(58,355,913)

NET ASSETS — 100.00%		$1,719,372,516

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	60,590,573	—		(1,494,695)[b]	59,095,878	$59,095,878	$151,332	[c]	$(7,891)	$(16,077)
BlackRock Cash Funds: Treasury, SL Agency Shares	841,127	93,712	[b]	—	934,839	934,839	14,670		—	—

						$60,030,717	$166,002		$(7,891)	$(16,077)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,717,697,712	$—	$—	$1,717,697,712
Money market funds	60,030,717	—	—	60,030,717

Total	$1,777,728,429	$—	$—	$1,777,728,429

See notes to financial statements.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.93%

OIL & GAS EXPLORATION & PRODUCTION — 71.90%
Anadarko Petroleum Corp.	329,836	$19,925,393
Antero Resources Corp.[a]	140,311	2,785,173
Apache Corp.	238,095	9,161,896
Bonanza Creek Energy Inc.[a]	13,687	379,267
Cabot Oil & Gas Corp.	289,017	6,930,628
California Resources Corp.[a]	27,601	473,357
Callon Petroleum Co.[a,b]	134,959	1,786,857
Carrizo Oil & Gas Inc.[a,b]	53,297	852,752
Centennial Resource Development Inc./DE Class Aa,b	113,529	2,083,257
Chesapeake Energy Corp.[a,b]	604,206	1,824,702
Cimarex Energy Co.	60,534	5,659,929
CNX Resources Corp.[a]	132,531	2,044,953
Concho Resources Inc.[a]	91,051	13,687,697
ConocoPhillips	688,544	40,823,774
Continental Resources Inc./OKa,b	56,281	3,317,765
Denbury Resources Inc.[a]	279,813	766,688
Devon Energy Corp.	325,660	10,352,731
Diamondback Energy Inc.[a,b]	61,432	7,772,377
Energen Corp.[a]	62,837	3,949,934
EOG Resources Inc.	340,350	35,828,644
EQT Corp.	153,129	7,275,159
Extraction Oil & Gas Inc.[a,b]	83,916	961,677
Gulfport Energy Corp.[a]	111,682	1,077,731
Halcon Resources Corp.[a,b]	109,692	534,200
Hess Corp.	167,558	8,481,786
Kosmos Energy Ltd.[a,b]	157,415	991,714
Laredo Petroleum Inc.[a,b]	91,766	799,282
Marathon Oil Corp.	531,413	8,571,692
Matador Resources Co.[a,b]	64,613	1,932,575
Murphy Oil Corp.	106,128	2,742,348
Newfield Exploration Co.[a]	130,063	3,176,138
Noble Energy Inc.	305,574	9,258,892
Oasis Petroleum Inc.[a,b]	177,702	1,439,386
Parsley Energy Inc. Class Aa	152,534	4,421,961
PDC Energy Inc.[a,b]	43,332	2,124,568
Penn Virginia Corp.[a]	9,673	338,942
Pioneer Natural Resources Co.	103,015	17,695,917
QEP Resources Inc.[a]	161,661	1,582,661
Range Resources Corp.[b]	148,963	2,165,922
Resolute Energy Corp.[a,b]	13,873	480,699
Ring Energy Inc.[a]	37,965	544,798

Security	Shares	Value
RSP Permian Inc.[a]	81,284	$3,810,594
SandRidge Energy Inc.[a,b]	25,236	366,174
SM Energy Co.	69,394	1,251,174
Southwestern Energy Co.[a]	343,191	1,486,017
SRC Energy Inc.[a,b]	162,259	1,530,102
Stone Energy Corp.[a]	14,075	522,183
Tellurian Inc.[a,b]	44,804	323,037
Ultra Petroleum Corp.[a]	137,032	571,423
Whiting Petroleum Corp.[a]	60,438	2,045,222
WPX Energy Inc.[a]	257,109	3,800,071

		262,711,819
OIL & GAS REFINING & MARKETING — 24.53%
Andeavor	88,180	8,867,381
CVR Energy Inc.	11,208	338,706
Delek U.S. Holdings Inc.	50,326	2,048,268
HollyFrontier Corp.	112,968	5,519,616
Marathon Petroleum Corp.	285,783	20,893,595
Par Pacific Holdings Inc.[a]	18,116	311,052
PBF Energy Inc. Class A	72,842	2,469,344
Phillips 66	250,823	24,058,942
Valero Energy Corp.	258,706	24,000,156
World Fuel Services Corp.	45,958	1,128,269

		89,635,329
OIL & GAS STORAGE & TRANSPORTATION — 3.50%
Cheniere Energy Inc.[a]	127,064	6,791,571
Targa Resources Corp.	136,260	5,995,440

		12,787,011

TOTAL COMMON STOCKS
(Cost: $437,603,180)		365,134,159

SHORT-TERM INVESTMENTS — 3.44%

MONEY MARKET FUNDS — 3.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	12,218,727	12,218,727
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	364,408	364,408

		12,583,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,583,438)		12,583,135

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 103.37%
(Cost: $450,186,618)	$377,717,294
Other Assets, Less Liabilities — (3.37)%	(12,310,973)

NET ASSETS — 100.00%	$365,406,321

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,776,920	—		(1,558,193)[b]	12,218,727	$12,218,727	$106,057	[c]	$(4,537)	$(2,956)
BlackRock Cash Funds: Treasury, SL Agency Shares	277,942	86,466	[b]	—	364,408	364,408	2,811		—	—

						$12,583,135	$108,868		$(4,537)	$(2,956)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$365,134,159	$—	$—	$365,134,159
Money market funds	12,583,135	—	—	12,583,135

Total	$377,717,294	$—	$—	$377,717,294

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.73%

OIL & GAS DRILLING — 20.94%
Diamond Offshore Drilling Inc.[a,b]	199,792	$2,928,952
Ensco PLC Class Ab	959,805	4,213,544
Helmerich & Payne Inc.	132,992	8,851,948
Nabors Industries Ltd.	660,412	4,616,280
Noble Corp. PLC[a,b]	739,866	2,744,903
Patterson-UTI Energy Inc.	344,436	6,031,074
Rowan Companies PLC Class Aa	303,163	3,498,501
Transocean Ltd.[a,b]	685,635	6,787,786
Unit Corp.[a,b]	156,294	3,088,369

		42,761,357
OIL & GAS EQUIPMENT & SERVICES — 78.79%
Archrock Inc.	260,298	2,277,607
Baker Hughes a GE Co.	401,841	11,159,125
C&J Energy Services Inc.[a,b]	155,703	4,020,251
Core Laboratories NV	64,481	6,978,134
Dril-Quip Inc.[a,b]	88,346	3,957,901
Exterran Corp.[a]	102,131	2,726,898
Fairmount Santrol Holdings Inc.[a,b]	545,699	2,319,221
Forum Energy Technologies Inc.[a,b]	231,888	2,550,768
Frank’s International NV	300,665	1,632,611
Halliburton Co.	480,960	22,576,262
Helix Energy Solutions Group Inc.[a]	448,658	2,597,730
Keane Group Inc.[a]	169,049	2,501,925
McDermott International Inc.[a,b]	601,025	3,660,242
National Oilwell Varco Inc.[b]	340,890	12,548,161
Newpark Resources Inc.[a]	299,916	2,429,320
Oceaneering International Inc.	225,694	4,184,367
Oil States International Inc.[a,b]	148,545	3,891,879
ProPetro Holding Corp.[a,b]	174,466	2,772,265
RPC Inc.[b]	169,693	3,059,565
Schlumberger Ltd.	520,871	33,742,023
SEACOR Holdings Inc.[a,b]	55,977	2,860,425
Superior Energy Services Inc.[a,b]	393,921	3,320,754
TechnipFMC PLC	405,243	11,934,406
Tidewater Inc.[a]	86,738	2,481,574
U.S. Silica Holdings Inc.	169,331	4,321,327
Weatherford International PLC[a,b]	1,909,891	4,373,650

		160,878,391

TOTAL COMMON STOCKS
(Cost: $288,601,102)		203,639,748

Security	Shares	Value
SHORT-TERM INVESTMENTS — 16.36%

MONEY MARKET FUNDS — 16.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	33,190,669	$33,190,669
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	205,649	205,649

		33,396,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,398,347)		33,396,318

TOTAL INVESTMENTS IN SECURITIES — 116.09%
(Cost: $321,999,449)		237,036,066
Other Assets, Less Liabilities — (16.09)%		(32,848,435)

NET ASSETS — 100.00%		$204,187,631

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,262,879	11,927,790	[b]	—	33,190,669	$33,190,669	$325,476	[c]	$(8,171)	$(7,011)
BlackRock Cash Funds: Treasury, SL Agency Shares	137,407	68,242	[b]	—	205,649	205,649	2,285		—	—

						$33,396,318	$327,761		$(8,171)	$(7,011)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$203,639,748	$—	$—	$203,639,748
Money market funds	33,396,318	—	—	33,396,318

Total	$237,036,066	$—	$—	$237,036,066

See notes to financial statements.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PHARMACEUTICALS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 9.11%
AMAG Pharmaceuticals Inc.[a]	201,674	$4,063,731
Amicus Therapeutics Inc.[a,b]	461,584	6,942,223
Ironwood Pharmaceuticals Inc.[a,b]	413,480	6,379,996
Spectrum Pharmaceuticals Inc.[a,b]	312,651	5,030,555
Synergy Pharmaceuticals Inc.[a,b]	1,690,725	3,094,027
TESARO Inc.[a,b]	100,356	5,734,342
Vanda Pharmaceuticals Inc.[a]	255,751	4,309,404

		35,554,278
PHARMACEUTICALS — 90.78%
Aclaris Therapeutics Inc.[a,b]	176,968	3,100,479
Aerie Pharmaceuticals Inc.[a,b]	109,536	5,942,328
Akorn Inc.[a]	314,030	5,875,501
Allergan PLC	131,013	22,048,178
Amphastar Pharmaceuticals Inc.[a,b]	218,681	4,100,269
Bristol-Myers Squibb Co.	401,877	25,418,720
Catalent Inc.[a]	215,053	8,830,076
Corcept Therapeutics Inc.[a,b]	346,498	5,699,892
Depomed Inc.[a]	517,678	3,411,498
Dermira Inc.[a,b]	326,314	2,607,249
Eli Lilly & Co.	299,321	23,158,466
Endo International PLC[a,b]	746,407	4,433,658
Horizon Pharma PLC[a,b]	427,215	6,066,453
Impax Laboratories Inc.[a,b]	275,050	5,349,722
Innoviva Inc.[a]	302,335	5,039,924
Intersect ENT Inc.[a]	128,417	5,046,788
Intra-Cellular Therapies Inc.[a]	213,858	4,501,711
Jazz Pharmaceuticals PLC[a,b]	72,049	10,878,679
Johnson & Johnson	316,872	40,607,147
Lannett Co. Inc.[a,b]	220,671	3,541,770
Mallinckrodt PLC[a,b]	329,097	4,765,325
Medicines Co. (The)[a,b]	189,996	6,258,468
Merck & Co. Inc.	546,581	29,772,267
Mylan NVa	346,366	14,259,888
MyoKardia Inc.[a,b]	89,115	4,348,812
Omeros Corp.[a,b]	336,840	3,762,503
Pacira Pharmaceuticals Inc./DEa,b	162,876	5,073,587
Perrigo Co. PLC	137,046	11,421,414
Pfizer Inc.	952,284	33,796,559
Phibro Animal Health Corp. Series A	108,202	4,295,619
Prestige Brands Holdings Inc.[a,b]	165,752	5,589,157
Revance Therapeutics Inc.[a,b]	141,694	4,364,175
TherapeuticsMD Inc.[a,b]	882,308	4,296,840

Security	Shares	Value
Theravance Biopharma Inc.[a,b]	174,690	$4,236,233
WaVe Life Sciences Ltd.[a,b]	86,180	3,455,818
Zoetis Inc.	224,717	18,766,117

		354,121,290

TOTAL COMMON STOCKS (Cost: $458,970,951)		389,675,568

SHORT-TERM INVESTMENTS — 16.33%

MONEY MARKET FUNDS — 16.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	63,400,709	63,400,709
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	283,133	283,133

		63,683,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,683,842)		63,683,842

TOTAL INVESTMENTS IN SECURITIES — 116.22%
(Cost: $522,654,793)		453,359,410
Other Assets, Less Liabilities — (16.22)%		(63,271,367)

NET ASSETS — 100.00%		$390,088,043

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	105,354,659	—	(41,953,950)[b]	63,400,709	$63,400,709	$1,621,525	[c]	$(6,422)	$(35,102)
BlackRock Cash Funds: Treasury, SL Agency Shares	510,923	—	(227,790)[b]	283,133	283,133	5,074		—	—

					$63,683,842	$1,626,599		$(6,422)	$(35,102)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$389,675,568	$—	$—	$389,675,568
Money market funds	63,683,842	—	—	63,683,842

Total	$453,359,410	$—	$—	$453,359,410

See notes to financial statements.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. REAL ESTATE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.40%

DIVERSIFIED REITS — 4.45%
Alexander & Baldwin Inc.	245,773	$5,684,730
Colony NorthStar Inc. Class Aa	1,968,873	11,065,066
Forest City Realty Trust Inc. Class A	962,692	19,504,140
Gramercy Property Trust	579,892	12,601,053
Lexington Realty Trust[a]	786,581	6,190,392
Liberty Property Trust	532,234	21,145,657
Spirit Realty Capital Inc.[a]	1,645,378	12,768,133
STORE Capital Corp.	596,572	14,806,917
VEREIT Inc.[a]	3,515,911	24,470,741
Washington REIT[a]	285,092	7,783,012
WP Carey Inc.[a]	385,859	23,919,399

		159,939,240
HEALTH CARE REITS — 8.20%
HCP Inc.	1,694,281	39,358,148
Healthcare Realty Trust Inc.[a]	450,738	12,489,950
Healthcare Trust of America Inc. Class A	739,453	19,558,532
Medical Properties Trust Inc.[a]	1,316,247	17,111,211
National Health Investors Inc.[a]	150,845	10,150,360
Omega Healthcare Investors Inc.[a]	716,732	19,380,433
Physicians Realty Trust[a]	651,027	10,136,490
Quality Care Properties Inc.[b]	340,848	6,622,677
Sabra Health Care REIT Inc.[a]	643,452	11,356,928
Senior Housing Properties Trust	785,438	12,299,959
Ventas Inc.	1,285,518	63,671,706
Welltower Inc.	1,336,658	72,754,295

		294,890,689
HOTEL & RESORT REITS — 4.74%
Apple Hospitality REIT Inc.	756,702	13,295,254
DiamondRock Hospitality Co.[a]	728,656	7,607,169
Hospitality Properties Trust	542,148	13,738,030
Host Hotels & Resorts Inc.[a]	2,649,470	49,386,121
LaSalle Hotel Properties	411,392	11,934,482
Park Hotels & Resorts Inc.[a]	720,308	19,462,722
Pebblebrook Hotel Trust[a]	248,895	8,549,543
RLJ Lodging Trust[a]	630,673	12,260,283
Ryman Hospitality Properties Inc.	184,744	14,308,423
Sunstone Hotel Investors Inc.[a]	813,290	12,378,274
Xenia Hotels & Resorts Inc.	387,716	7,645,760

		170,566,061

Security	Shares	Value
INDUSTRIAL REITS — 5.49%
DCT Industrial Trust Inc.	338,190	$19,053,625
Duke Realty Corp.[a]	1,288,418	34,117,309
EastGroup Properties Inc.	125,390	10,364,737
First Industrial Realty Trust Inc.	433,697	12,676,963
Prologis Inc.	1,923,875	121,184,886

		197,397,520
MORTGAGE REITS — 4.48%
AGNC Investment Corp.[a]	1,412,238	26,719,543
Annaly Capital Management Inc.	4,184,969	43,649,227
Blackstone Mortgage Trust Inc. Class Aa	387,076	12,161,928
Chimera Investment Corp.	677,827	11,800,968
Invesco Mortgage Capital Inc.[a]	405,322	6,639,174
MFA Financial Inc.	1,447,648	10,900,789
New Residential Investment Corp.	1,213,166	19,956,581
Starwood Property Trust Inc.[a]	941,979	19,734,460
Two Harbors Investment Corp.	633,861	9,742,444

		161,305,114
OFFICE REITS — 10.02%
Alexandria Real Estate Equities Inc.[a]	365,388	45,633,307
Boston Properties Inc.	557,044	68,638,962
Brandywine Realty Trust	636,457	10,106,937
Columbia Property Trust Inc.	435,693	8,914,279
Corporate Office Properties Trust[a]	368,396	9,515,669
Cousins Properties Inc.	1,515,824	13,157,352
Douglas Emmett Inc.[a]	575,271	21,146,962
Equity Commonwealth[b]	449,097	13,773,805
Highwoods Properties Inc.	372,773	16,334,913
Hudson Pacific Properties Inc.	560,502	18,233,130
JBG SMITH Properties	337,011	11,360,641
Kilroy Realty Corp.[a]	356,314	25,284,041
Mack-Cali Realty Corp.	327,588	5,473,995
Paramount Group Inc.[a]	741,358	10,556,938
Piedmont Office Realty Trust Inc. Class Aa	489,005	8,601,598
SL Green Realty Corp.[a]	325,990	31,565,612
Vornado Realty Trust	623,957	41,992,306

		360,290,447
REAL ESTATE DEVELOPMENT — 0.54%
Howard Hughes Corp. (The)[b]	139,398	19,394,444

		19,394,444
REAL ESTATE SERVICES — 2.60%
CBRE Group Inc. Class Ab	1,090,573	51,496,857

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2018

Security	Shares	Value
Jones Lang LaSalle Inc.	163,882	$28,620,353
Realogy Holdings Corp.	485,840	13,253,715

		93,370,925
RESEARCH & CONSULTING SERVICES — 1.31%
CoStar Group Inc.[b]	130,280	47,249,950

		47,249,950
RESIDENTIAL REITS — 12.37%
American Campus Communities Inc.	492,614	19,024,753
American Homes 4 Rent Class A	908,679	18,246,274
Apartment Investment & Management Co. Class A	567,826	23,138,910
AvalonBay Communities Inc.	498,374	81,962,588
Camden Property Trust	334,429	28,152,233
Education Realty Trust Inc.[a]	275,388	9,018,957
Equity LifeStyle Properties Inc.	319,727	28,062,439
Equity Residential	1,328,783	81,879,608
Essex Property Trust Inc.	238,343	57,364,393
Mid-America Apartment Communities Inc.	410,090	37,416,612
Sun Communities Inc.	286,379	26,166,449
UDR Inc.	967,836	34,474,318

		444,907,534
RETAIL REITS — 13.77%
Acadia Realty Trust[a]	304,207	7,483,492
Brixmor Property Group Inc.	1,099,722	16,770,760
CBL & Associates Properties Inc.[a]	624,128	2,602,614
DDR Corp.[a]	1,112,330	8,153,379
Federal Realty Investment Trust	264,163	30,671,966
GGP Inc.	2,279,691	46,642,478
Kimco Realty Corp.	1,535,522	22,111,517
Kite Realty Group Trust	303,734	4,625,869
Macerich Co. (The)[a]	391,444	21,928,693
National Retail Properties Inc.	555,470	21,807,752
Realty Income Corp.[a]	1,025,779	53,063,548
Regency Centers Corp.	536,294	31,630,620
Retail Properties of America Inc. Class A	825,286	9,622,835
Simon Property Group Inc.[a]	1,123,057	173,343,848
Tanger Factory Outlet Centers Inc.[a]	343,482	7,556,604
Taubman Centers Inc.[a]	219,818	12,509,842
Urban Edge Properties	384,680	8,212,918
Washington Prime Group Inc.[a]	679,622	4,533,079
Weingarten Realty Investors	431,151	12,106,720

		495,378,534

Security	Shares	Value
SPECIALIZED REITS — 31.43%
American Tower Corp.	1,591,183	$231,262,537
CoreCivic Inc.	429,566	8,385,128
CoreSite Realty Corp.[a]	123,598	12,391,935
Crown Castle International Corp.	1,496,668	164,049,779
CubeSmart	657,868	18,551,878
CyrusOne Inc.	346,947	17,767,156
Digital Realty Trust Inc.[a]	741,461	78,135,160
EPR Properties	233,364	12,928,366
Equinix Inc.	285,942	119,563,788
Extra Space Storage Inc.[a]	454,904	39,740,413
Four Corners Property Trust Inc.	222,268	5,132,168
Gaming and Leisure Properties Inc.	720,897	24,128,423
GEO Group Inc. (The)	450,745	9,226,750
Iron Mountain Inc.[a]	1,015,738	33,377,151
Lamar Advertising Co. Class A	302,588	19,262,752
Life Storage Inc.[a]	167,873	14,020,753
Outfront Media Inc.	503,548	9,436,490
PotlatchDeltic Corp.[a]	218,327	11,363,920
Public Storage[a]	540,736	108,358,087
Rayonier Inc.[a]	465,874	16,389,447
SBA Communications Corp.[b]	420,488	71,869,809
Uniti Group Inc.[a,b]	599,330	9,739,113
Weyerhaeuser Co.	2,725,712	95,399,920

		1,130,480,923

TOTAL COMMON STOCKS
(Cost: $4,191,518,008)		3,575,171,381

SHORT-TERM INVESTMENTS — 4.10%

MONEY MARKET FUNDS — 4.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	144,114,090	144,114,090
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	3,517,084	3,517,084

		147,631,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,631,174)		147,631,174

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 103.50%
(Cost: $4,339,149,182)	$3,722,802,555
Other Assets, Less Liabilities — (3.50)%	(126,060,914)

NET ASSETS — 100.00%	$3,596,741,641

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	359,755,338	—		(215,641,248)[b]	144,114,090	$144,114,090	$791,937	[c]	$(4,246)	$(92,237)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,517,084	[b]	—	3,517,084	3,517,084	56,204		—	—

						$147,631,174	$848,141		$(4,246)	$(92,237)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts DJ U.S. Real Estate	767	Jun 2018	$22,949	$48,284

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,575,171,381	$—	$—	$3,575,171,381
Money market funds	147,631,174	—	—	147,631,174

Total	$3,722,802,555	$—	$—	$3,722,802,555

Derivative financial instruments[a]
Assets
Futures contracts	$48,284	$—	$—	$48,284

Total	$48,284	$—	$—	$48,284

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. REGIONAL BANKS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.76%

DIVERSIFIED BANKS — 13.69%
U.S. Bancorp.	2,445,864	$123,516,132

		123,516,132
REGIONAL BANKS — 84.16%
Associated Banc-Corp.	265,824	6,605,726
BancorpSouth Bank	131,346	4,176,803
Bank of Hawaii Corp.	65,958	5,481,110
Bank of the Ozarks Inc.	189,260	9,135,580
BankUnited Inc.	166,529	6,657,829
BB&T Corp.	1,211,566	63,049,895
BOK Financial Corp.	38,833	3,844,079
Cathay General Bancorp.	118,842	4,751,303
Citizens Financial Group Inc.	759,528	31,884,985
Comerica Inc.	269,339	25,837,690
Commerce Bancshares Inc.	146,364	8,768,667
Cullen/Frost Bankers Inc.	90,319	9,580,136
East West Bancorp. Inc.	225,279	14,088,949
F.N.B. Corp.	504,140	6,780,683
Fifth Third Bancorp.	1,081,340	34,332,545
First Financial Bankshares Inc.	105,320	4,876,316
First Horizon National Corp.	509,390	9,591,814
First Republic Bank/CA	245,873	22,770,299
Fulton Financial Corp.	273,199	4,849,282
Glacier Bancorp. Inc.	124,054	4,761,193
Hancock Holding Co.	132,872	6,869,482
Huntington Bancshares Inc./OH	1,718,061	25,942,721
IBERIABANK Corp.	83,961	6,548,958
International Bancshares Corp.	84,710	3,295,219
Investors Bancorp. Inc.	396,048	5,402,095
KeyCorp	1,653,149	32,319,063
M&T Bank Corp.	234,061	43,151,486
MB Financial Inc.	130,901	5,298,872
PacWest Bancorp.	196,034	9,709,564
People’s United Financial Inc.	540,996	10,094,985
PNC Financial Services Group Inc. (The)[a]	735,003	111,161,854
Popular Inc.	159,066	6,620,327
Prosperity Bancshares Inc.	108,838	7,904,904
Regions Financial Corp.	1,749,589	32,507,364
Signature Bank/New York NYb	83,669	11,876,815
SunTrust Banks Inc.	729,876	49,660,763
SVB Financial Group[b]	82,407	19,778,504
Synovus Financial Corp.	184,973	9,237,552

Security	Shares	Value
TCF Financial Corp.	266,455	$6,077,839
Texas Capital Bancshares Inc.[b]	77,384	6,956,822
Trustmark Corp.	104,203	3,246,965
UMB Financial Corp.	68,643	4,969,067
Umpqua Holdings Corp.	343,569	7,355,812
United Bankshares Inc./WV	163,714	5,770,919
Valley National Bancorp.	412,479	5,139,488
Webster Financial Corp.	143,561	7,953,279
Western Alliance Bancorp.[b]	151,261	8,789,777
Wintrust Financial Corp.	87,628	7,540,389
Zions Bancorp.	306,280	16,150,144

		759,155,913
THRIFTS & MORTGAGE FINANCE — 1.91%
Capitol Federal Financial Inc.	216,038	2,668,069
New York Community Bancorp. Inc.	764,029	9,955,298
Washington Federal Inc.	134,602	4,657,229

		17,280,596

TOTAL COMMON STOCKS
(Cost: $829,800,212)		899,952,641

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[a,c]	421,578	421,578

		421,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $421,578)		421,578

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $830,221,790)		900,374,219
Other Assets, Less Liabilities — 0.19%		1,686,840

NET ASSETS — 100.00%		$902,061,059

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,312,152	—	(1,312,152)[b]	—	$—	$3,353	[c]	$866	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	544,215	—	(122,637)[b]	421,578	421,578	7,709		—	—
PNC Financial Services Group Inc. (The)	695,371	238,993	(199,361)	735,003	111,161,854	1,798,221		5,127,340	13,503,624

					$111,583,432	$1,809,283		$5,128,206	$13,503,624

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$899,952,641	$—	$—	$899,952,641
Money market funds	421,578	—	—	421,578

Total	$900,374,219	$—	$—	$900,374,219

See notes to financial statements.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. TELECOMMUNICATIONS ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.89%

COMMUNICATIONS EQUIPMENT — 49.52%
Acacia Communications Inc.[a,b]	46,173	$1,775,814
ADTRAN Inc.	117,510	1,827,280
Applied Optoelectronics Inc.[a,b]	56,071	1,405,139
Arista Networks Inc.[a,b]	34,379	8,776,959
ARRIS International PLC[b]	199,335	5,296,331
CalAmp Corp.[b]	82,189	1,880,484
Ciena Corp.[b]	179,984	4,661,586
Cisco Systems Inc.	1,109,524	47,587,484
CommScope Holding Co. Inc.[b]	178,944	7,152,392
Comtech Telecommunications Corp.	65,286	1,951,399
EchoStar Corp. Class Ab	68,300	3,604,191
Extreme Networks Inc.[b]	219,531	2,430,208
F5 Networks Inc.[b]	52,624	7,609,957
Finisar Corp.[b]	175,060	2,767,699
Juniper Networks Inc.	300,488	7,310,873
Lumentum Holdings Inc.[b]	75,706	4,830,043
Motorola Solutions Inc.	106,229	11,185,914
NETGEAR Inc.[b]	53,544	3,062,717
NetScout Systems Inc.[b]	133,363	3,514,115
Oclaro Inc.[b]	330,563	3,160,182
Palo Alto Networks Inc.[b]	61,012	11,074,898
Plantronics Inc.	55,100	3,326,387
Ubiquiti Networks Inc.[a,b]	40,888	2,813,094
ViaSat Inc.[a,b]	67,141	4,412,506
Viavi Solutions Inc.[b]	347,368	3,376,417

		156,794,069
DIVERSIFIED TELECOMMUNICATION SERVICES — 40.40%
AT&T Inc.	1,377,568	49,110,299
ATN International Inc.	27,992	1,668,883
CenturyLink Inc.	641,555	10,540,749
Cincinnati Bell Inc.[a,b]	110,229	1,526,672
Consolidated Communications Holdings Inc.	154,662	1,695,095
Frontier Communications Corp.[a]	208,196	1,544,814
Globalstar Inc.[a,b]	1,301,154	894,543
Iridium Communications Inc.[b]	184,194	2,072,182
ORBCOMM Inc.[a,b]	181,424	1,699,943
Verizon Communications Inc.	972,783	46,518,483
Vonage Holdings Corp.[a,b]	323,381	3,444,008
Windstream Holdings Inc.[a]	676,065	953,252
Zayo Group Holdings Inc.[b]	182,768	6,243,355

		127,912,278

Security	Shares	Value
HOUSEHOLD DURABLES — 2.04%
Garmin Ltd.	109,348	$6,443,878

		6,443,878
WIRELESS TELECOMMUNICATION SERVICES — 7.93%
Shenandoah Telecommunications Co.	83,047	2,989,692
Spok Holdings Inc.	70,767	1,057,967
Sprint Corp.[a,b]	867,243	4,232,146
T-Mobile U.S. Inc.[b]	188,767	11,522,338
Telephone & Data Systems Inc.	133,418	3,739,706
U.S. Cellular Corp.[a,b]	38,996	1,567,249

		25,109,098

TOTAL COMMON STOCKS
(Cost: $336,370,075)		316,259,323

SHORT-TERM INVESTMENTS — 7.04%

MONEY MARKET FUNDS — 7.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	22,065,570	22,065,570
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	220,691	220,691

		22,286,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,286,261)		22,286,261

TOTAL INVESTMENTS IN SECURITIES — 106.93%
(Cost: $358,656,336)		338,545,584
Other Assets, Less Liabilities — (6.93)%		(21,949,332)

NET ASSETS — 100.00%		$316,596,252

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,519,744	—	(50,454,174)[b]	22,065,570	$22,065,570	$2,265,578	[c]	$587	$(23,704)
BlackRock Cash Funds: Treasury, SL Agency Shares	378,325	—	(157,634)[b]	220,691	220,691	4,438		—	—
NII Holdings Inc.	7,825,935	2,061,758	(9,887,693)	—	—	—		(27,920,143)	22,986,824

					$22,286,261	$2,270,016		$(27,919,556)	$22,963,120

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$316,259,323	$—	$—	$316,259,323
Money market funds	22,286,261	—	—	22,286,261

Total	$338,545,584	$—	$—	$338,545,584

See notes to financial statements.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,624,825,215	$320,720,261	$443,933,974
Affiliated (Note 2)	264,346,279	4,611,372	43,701,109

Total cost of investments in securities	$4,889,171,494	$325,331,633	$487,635,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,664,946,634	$346,833,504	$470,970,728
Affiliated (Note 2)	244,230,291	4,611,098	43,699,153
Cash	199,076	54,156	83,958
Receivables:
Investment securities sold	—	—	2,397,166
Dividends and interest	455,732	42,432	277,535
Capital shares sold	2,818	—	—

Total Assets	5,909,834,551	351,541,190	517,428,540

LIABILITIES
Payables:
Investment securities purchased	—	—	2,562,288
Collateral for securities on loan (Note 1)	158,016,083	4,278,656	43,440,667
Investment advisory fees (Note 2)	2,088,556	107,192	174,746

Total Liabilities	160,104,639	4,385,848	46,177,701

NET ASSETS	$5,749,729,912	$347,155,342	$471,250,839

Net assets consist of:
Paid-in capital	$4,767,396,412	$343,599,276	$476,025,411
Undistributed net investment income	—	197,693	69,280
Accumulated net realized loss	(37,671,931)	(22,754,596)	(31,878,650)
Net unrealized appreciation	1,020,005,431	26,112,969	27,034,798

NET ASSETS	$5,749,729,912	$347,155,342	$471,250,839

Shares outstanding[b]	29,050,000	5,300,000	3,000,000

Net asset value per share	$197.93	$65.50	$157.08

[a]	Securities on loan with values of $157,693,194, $4,244,911 and $42,705,179, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,730,963,927	$118,575,705	$1,553,878,397
Affiliated (Note 2)	84,425,005	677,115	60,033,186

Total cost of investments in securities	$1,815,388,932	$119,252,820	$1,613,911,583

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,617,960,022	$132,175,700	$1,717,697,712
Affiliated (Note 2)	84,423,371	677,062	60,030,717
Cash	21,305	119,092	418,514
Receivables:
Investment securities sold	—	—	5,115,435
Dividends and interest	675,456	183,831	1,662,227
Capital shares sold	17,080	—	13,534

Total Assets	1,703,097,234	133,155,685	1,784,938,139

LIABILITIES
Payables:
Investment securities purchased	—	254,524	5,856,814
Collateral for securities on loan (Note 1)	83,641,808	544,381	59,092,414
Capital shares redeemed	31,880	—	—
Investment advisory fees (Note 2)	606,251	54,603	616,395

Total Liabilities	84,279,939	853,508	65,565,623

NET ASSETS	$1,618,817,295	$132,302,177	$1,719,372,516

Net assets consist of:
Paid-in capital	$1,768,600,286	$122,351,896	$1,571,061,959
Undistributed net investment income	—	61,873	1,284,060
Accumulated net realized loss	(36,777,452)	(3,711,534)	(16,790,349)
Net unrealized appreciation (depreciation)	(113,005,539)	13,599,942	163,816,846

NET ASSETS	$1,618,817,295	$132,302,177	$1,719,372,516

Shares outstanding[b]	41,250,000	2,050,000	9,300,000

Net asset value per share	$39.24	$64.54	$184.88

[a]	Securities on loan with values of $82,039,192, $538,698 and $58,588,132, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$437,603,180	$288,601,102	$458,970,951
Affiliated (Note 2)	12,583,438	33,398,347	63,683,842

Total cost of investments in securities	$450,186,618	$321,999,449	$522,654,793

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$365,134,159	$203,639,748	$389,675,568
Affiliated (Note 2)	12,583,135	33,396,318	63,683,842
Cash	2,630	18,206	—
Receivables:
Investment securities sold	—	—	328,875
Dividends and interest	25,034	417,158	371,362
Capital shares sold	5,671	—	—

Total Assets	377,750,629	237,471,430	454,059,647

LIABILITIES
Payables:
Investment securities purchased	—	—	423,094
Collateral for securities on loan (Note 1)	12,220,723	33,198,601	63,402,924
Capital shares redeemed	—	8,698	—
Investment advisory fees (Note 2)	123,585	76,500	145,586

Total Liabilities	12,344,308	33,283,799	63,971,604

NET ASSETS	$365,406,321	$204,187,631	$390,088,043

Net assets consist of:
Paid-in capital	$534,420,620	$473,930,317	$553,612,830
Undistributed net investment income	—	—	42,920
Accumulated net realized loss	(96,544,975)	(184,779,303)	(94,272,324)
Net unrealized depreciation	(72,469,324)	(84,963,383)	(69,295,383)

NET ASSETS	$365,406,321	$204,187,631	$390,088,043

Shares outstanding[b]	5,750,000	6,300,000	2,650,000

Net asset value per share	$63.55	$32.41	$147.20

[a]	Securities on loan with values of $12,220,252, $32,899,181 and $61,527,691, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,191,518,008	$737,669,160	$336,370,075
Affiliated (Note 2)	147,631,174	92,552,630	22,286,261

Total cost of investments in securities	$4,339,149,182	$830,221,790	$358,656,336

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,575,171,381	$788,790,787	$316,259,323
Affiliated (Note 2)	147,631,174	111,583,432	22,286,261
Cash pledged to broker for futures contracts	775,000	—	—
Cash	3,985,800	200,245	77,416
Receivables:
Investment securities sold	538,344	—	—
Dividends and interest	17,074,186	1,818,224	149,626
Capital shares sold	568,167	—	—

Total Assets	3,745,744,052	902,392,688	338,772,626

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	144,103,344	—	22,056,392
Capital shares redeemed	3,673,176	—	5,060
Investment advisory fees (Note 2)	1,225,891	331,629	114,922

Total Liabilities	149,002,411	331,629	22,176,374

NET ASSETS	$3,596,741,641	$902,061,059	$316,596,252

Net assets consist of:
Paid-in capital	$4,284,153,869	$842,247,561	$557,287,470
Undistributed net investment income	—	953,277	—
Accumulated net realized loss	(71,113,885)	(11,292,208)	(220,580,466)
Net unrealized appreciation (depreciation)	(616,298,343)	70,152,429	(20,110,752)

NET ASSETS	$3,596,741,641	$902,061,059	$316,596,252

Shares outstanding[b]	47,650,000	17,900,000	11,700,000

Net asset value per share	$75.48	$50.39	$27.06

[a]	Securities on loan with values of $139,789,929, $ — and $21,350,229, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$52,368,180	$3,412,821	$3,325,795
Dividends — affiliated (Note 2)	754,801	2,082	4,003
Securities lending income — affiliated — net (Note 2)	1,663,172	7,261	151,514

Total investment income	54,786,153	3,422,164	3,481,312

EXPENSES
Investment advisory fees (Note 2)	18,067,188	784,511	2,240,970
Proxy fees	61,646	3,495	11,733

Total expenses	18,128,834	788,006	2,252,703

Net investment income	36,657,319	2,634,158	1,228,609

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,971,333)	(500,285)	(6,086,231)
Investments — affiliated (Note 2)	(3,520,061)	(1,082)	(6,446)
In-kind redemptions — unaffiliated	334,101,567	17,359,155	36,002,888
In-kind redemptions — affiliated (Note 2)	885,547	—	—

Net realized gain	323,495,720	16,857,788	29,910,211

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	833,563,046	19,477,147	50,894,675
Investments — affiliated (Note 2)	(17,011,254)	(433)	(11,434)

Net change in unrealized appreciation/depreciation	816,551,792	19,476,714	50,883,241

Net realized and unrealized gain	1,140,047,512	36,334,502	80,793,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,704,831	$38,968,660	$82,022,061

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$13,927,445	$3,911,428	$11,775,287
Dividends — affiliated (Note 2)	11,481	2,345	14,670
Securities lending income — affiliated — net (Note 2)	408,584	15,901	151,332

Total investment income	14,347,510	3,929,674	11,941,289

EXPENSES
Investment advisory fees (Note 2)	7,925,427	738,482	6,282,424
Proxy fees	32,084	3,551	27,228

Total expenses	7,957,511	742,033	6,309,652

Net investment income	6,389,999	3,187,641	5,631,637

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,483,647)	(26,326)	(4,049,553)
Investments — affiliated (Note 2)	(23,720)	(456)	(7,891)
In-kind redemptions — unaffiliated	545,670,930	16,679,737	186,719,314

Net realized gain	518,163,563	16,652,955	182,661,870

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(140,088,284)	(4,515,987)	89,125,217
Investments — affiliated (Note 2)	(22,963)	(53)	(16,077)

Net change in unrealized appreciation/depreciation	(140,111,247)	(4,516,040)	89,109,140

Net realized and unrealized gain	378,052,316	12,136,915	271,771,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$384,442,315	$15,324,556	$277,402,647

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,192,280	$7,637,915 [b]	$9,969,758
Dividends — affiliated (Note 2)	2,811	2,285	5,074
Securities lending income — affiliated — net (Note 2)	106,057	325,476	1,621,525

Total investment income	5,301,148	7,965,676	11,596,357

EXPENSES
Investment advisory fees (Note 2)	1,633,437	897,110	2,622,487
Proxy fees	9,030	4,786	15,538

Total expenses	1,642,467	901,896	2,638,025

Net investment income	3,658,681	7,063,780	8,958,332

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(39,575,760)	(57,949,910)	(50,091,698)
Investments — affiliated (Note 2)	(4,537)	(8,171)	(6,422)
In-kind redemptions — unaffiliated	22,949,717	6,389,412	56,890,920
Litigation proceeds	—	463,773 [c]	—

Net realized gain (loss)	(16,630,580)	(51,104,896)	6,792,800

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	32,249,619	(4,432,492)	(5,617,788)
Investments — affiliated (Note 2)	(2,956)	(7,011)	(35,102)

Net change in unrealized appreciation/depreciation	32,246,663	(4,439,503)	(5,652,890)

Net realized and unrealized gain (loss)	15,616,083	(55,544,399)	1,139,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,274,764	$(48,480,619)	$10,098,242

[a]	Net of foreign withholding tax of $ —, $26,546 and $ —, respectively.
[b]	Includes $4,856,863 related to a special distribution from Baker Hughes Inc.
[c]	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$135,433,634	$13,875,430	$9,475,853
Dividends — affiliated (Note 2)	56,204	1,805,930	4,438
Interest — unaffiliated	1,423	—	—
Securities lending income — affiliated — net (Note 2)	791,937	3,353	2,265,578

Total investment income	136,283,198	15,684,713	11,745,869

EXPENSES
Investment advisory fees (Note 2)	18,107,904	3,183,852	1,773,050
Proxy fees	107,528	15,699	11,235

Total expenses	18,215,432	3,199,551	1,784,285

Net investment income	118,067,766	12,485,162	9,961,584

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(126,542,874)	(248,470)	(124,886,957)
Investments — affiliated (Note 2)	(4,246)	(46,485)	(26,880,670)
In-kind redemptions — unaffiliated	238,464,427	28,268,506	31,264,507
In-kind redemptions — affiliated (Note 2)	—	5,174,691	(1,038,886)
Futures contracts	(1,420,837)	—	—

Net realized gain (loss)	110,496,470	33,148,242	(121,542,006)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(232,349,229)	28,928,410	35,816,558
Investments — affiliated (Note 2)	(92,237)	13,503,624	22,963,120
Futures contracts	48,284	—	—

Net change in unrealized appreciation/depreciation	(232,393,182)	42,432,034	58,779,678

Net realized and unrealized gain (loss)	(121,896,712)	75,580,276	(62,762,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,828,946)	$88,065,438	$(52,800,744)

[a]	Net of foreign withholding tax of $ —, $13,769 and $ —, respectively.

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,657,319	$15,753,247	$2,634,158	$2,503,978
Net realized gain	323,495,720	41,847,572	16,857,788	15,520,044
Net change in unrealized appreciation/depreciation	816,551,792	221,636,438	19,476,714	19,924,566

Net increase in net assets resulting from operations	1,176,704,831	279,237,257	38,968,660	37,948,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,743,988)	(16,364,471)	(2,760,426)	(2,445,716)

Total distributions to shareholders	(45,743,988)	(16,364,471)	(2,760,426)	(2,445,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,048,306,467	1,974,890,887	227,448,788	144,931,899
Cost of shares redeemed	(1,003,627,420)	(300,803,004)	(88,388,634)	(120,860,602)

Net increase in net assets from capital share transactions	2,044,679,047	1,674,087,883	139,060,154	24,071,297

INCREASE IN NET ASSETS	3,175,639,890	1,936,960,669	175,268,388	59,574,169

NET ASSETS
Beginning of year	2,574,090,022	637,129,353	171,886,954	112,312,785

End of year	$5,749,729,912	$2,574,090,022	$347,155,342	$171,886,954

Undistributed net investment income included in net assets at end of year	$—	$—	$197,693	$332,602

SHARES ISSUED AND REDEEMED
Shares sold	17,150,000	14,150,000	3,500,000	2,950,000
Shares redeemed	(5,400,000)	(2,300,000)	(1,550,000)	(2,600,000)

Net increase in shares outstanding	11,750,000	11,850,000	1,950,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,228,609	$1,493,650	$6,389,999	$5,380,535
Net realized gain	29,910,211	2,717,473	518,163,563	19,873,486
Net change in unrealized appreciation/depreciation	50,883,241	46,085,195	(140,111,247)	184,218,700

Net increase in net assets resulting from operations	82,022,061	50,296,318	384,442,315	209,472,721

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,224,966)	(1,428,033)	(6,502,047)	(5,464,226)

Total distributions to shareholders	(1,224,966)	(1,428,033)	(6,502,047)	(5,464,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,011,136	409,484,382	3,440,118,080	1,537,521,335
Cost of shares redeemed	(191,332,328)	(605,566,599)	(3,625,309,822)	(1,791,794,480)

Net decrease in net assets from capital share transactions	(139,321,192)	(196,082,217)	(185,191,742)	(254,273,145)

INCREASE (DECREASE) IN NET ASSETS	(58,524,097)	(147,213,932)	192,748,526	(50,264,650)

NET ASSETS
Beginning of year	529,774,936	676,988,868	1,426,068,769	1,476,333,419

End of year	$471,250,839	$529,774,936	$1,618,817,295	$1,426,068,769

Undistributed net investment income included in net assets at end of year	$69,280	$65,637	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	350,000	3,300,000	90,900,000	54,250,000
Shares redeemed	(1,300,000)	(4,900,000)	(94,250,000)	(64,150,000)

Net decrease in shares outstanding	(950,000)	(1,600,000)	(3,350,000)	(9,900,000)

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,187,641	$2,099,719	$5,631,637	$5,728,558
Net realized gain	16,652,955	5,960,129	182,661,870	174,425,207
Net change in unrealized appreciation/depreciation	(4,516,040)	13,429,281	89,109,140	41,018,766

Net increase in net assets resulting from operations	15,324,556	21,489,129	277,402,647	221,172,531

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,217,914)	(2,068,942)	(4,547,295)	(6,450,708)

Total distributions to shareholders	(3,217,914)	(2,068,942)	(4,547,295)	(6,450,708)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,195,161	79,604,208	1,258,445,162	1,091,161,793
Cost of shares redeemed	(62,263,443)	(32,583,090)	(864,307,990)	(1,110,841,081)

Net increase (decrease) in net assets from capital share transactions	(46,068,282)	47,021,118	394,137,172	(19,679,288)

INCREASE (DECREASE) IN NET ASSETS	(33,961,640)	66,441,305	666,992,524	195,042,535

NET ASSETS
Beginning of year	166,263,817	99,822,512	1,052,379,992	857,337,457

End of year	$132,302,177	$166,263,817	$1,719,372,516	$1,052,379,992

Undistributed net investment income included in net assets at end of year	$61,873	$92,146	$1,284,060	$199,718

SHARES ISSUED AND REDEEMED
Shares sold	250,000	1,350,000	7,350,000	7,900,000
Shares redeemed	(950,000)	(600,000)	(5,000,000)	(7,950,000)

Net increase (decrease) in shares outstanding	(700,000)	750,000	2,350,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,658,681	$3,462,015	$7,063,780	$1,929,024
Net realized loss	(16,630,580)	(3,221,173)	(51,104,896)	(53,139,392)
Net change in unrealized appreciation/depreciation	32,246,663	61,483,757	(4,439,503)	88,555,781

Net increase (decrease) in net assets resulting from operations	19,274,764	61,724,599	(48,480,619)	37,345,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,228,265)	(3,834,069)	(7,102,619)	(2,072,483)

Total distributions to shareholders	(4,228,265)	(3,834,069)	(7,102,619)	(2,072,483)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	123,916,654	166,225,375	67,520,267	41,276,718
Cost of shares redeemed	(192,512,314)	(174,107,887)	(58,183,019)	(60,053,927)

Net increase (decrease) in net assets from capital share transactions	(68,595,660)	(7,882,512)	9,337,248	(18,777,209)

INCREASE (DECREASE) IN NET ASSETS	(53,549,161)	50,008,018	(46,245,990)	16,495,721

NET ASSETS
Beginning of year	418,955,482	368,947,464	250,433,621	233,937,900

End of year	$365,406,321	$418,955,482	$204,187,631	$250,433,621

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	2,800,000	2,000,000	950,000
Shares redeemed	(3,150,000)	(3,050,000)	(1,650,000)	(1,550,000)

Net increase (decrease) in shares outstanding	(1,100,000)	(250,000)	350,000	(600,000)

See notes to financial statements.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,958,332	$5,702,023	$118,067,766	$122,304,267
Net realized gain	6,792,800	1,603,665	110,496,470	144,362,835
Net change in unrealized appreciation/depreciation	(5,652,890)	62,290,877	(232,393,182)	(104,336,258)

Net increase (decrease) in net assets resulting from operations	10,098,242	69,596,565	(3,828,946)	162,330,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,915,412)	(6,054,440)	(158,914,495)	(182,863,277)

Total distributions to shareholders	(8,915,412)	(6,054,440)	(158,914,495)	(182,863,277)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,604,327	335,276,725	19,301,889,850	16,590,501,935
Cost of shares redeemed	(381,797,446)	(318,909,577)	(20,150,926,857)	(16,427,827,097)

Net increase (decrease) in net assets from capital share transactions	(328,193,119)	16,367,148	(849,037,007)	162,674,838

INCREASE (DECREASE) IN NET ASSETS	(327,010,289)	79,909,273	(1,011,780,448)	142,142,405

NET ASSETS
Beginning of year	717,098,332	637,189,059	4,608,522,089	4,466,379,684

End of year	$390,088,043	$717,098,332	$3,596,741,641	$4,608,522,089

Undistributed net investment income included in net assets at end of year	$42,920	$—	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	350,000	2,300,000	243,850,000	210,800,000
Shares redeemed	(2,450,000)	(2,200,000)	(254,900,000)	(209,450,000)

Net increase (decrease) in shares outstanding	(2,100,000)	100,000	(11,050,000)	1,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,485,162	$8,178,695	$9,961,584	$12,381,345
Net realized gain (loss)	33,148,242	32,818,900	(121,542,006)	69,710,754
Net change in unrealized appreciation/depreciation	42,432,034	80,922,975	58,779,678	(48,851,291)

Net increase (decrease) in net assets resulting from operations	88,065,438	121,920,570	(52,800,744)	33,240,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,369,378)	(7,963,412)	(12,756,866)	(15,102,165)

Total distributions to shareholders	(12,369,378)	(7,963,412)	(12,756,866)	(15,102,165)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	270,172,792	618,201,319	503,989,686	1,159,583,320
Cost of shares redeemed	(191,764,827)	(394,320,216)	(641,603,884)	(1,218,335,798)

Net increase (decrease) in net assets from capital share transactions	78,407,965	223,881,103	(137,614,198)	(58,752,478)

INCREASE (DECREASE) IN NET ASSETS	154,104,025	337,838,261	(203,171,808)	(40,613,835)

NET ASSETS
Beginning of year	747,957,034	410,118,773	519,768,060	560,381,895

End of year	$902,061,059	$747,957,034	$316,596,252	$519,768,060

Undistributed net investment income included in net assets at end of year	$953,277	$837,493	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,450,000	14,000,000	16,250,000	35,000,000
Shares redeemed	(4,250,000)	(10,200,000)	(20,600,000)	(37,200,000)

Net increase (decrease) in shares outstanding	1,200,000	3,800,000	(4,350,000)	(2,200,000)

See notes to financial statements.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$148.79	$116.90	$120.15	$108.61	$75.74	$66.92

Income from investment operations:
Net investment income[b]	1.55	1.71	1.05	1.46	1.04	1.38
Net realized and unrealized gain (loss)[c]	49.41	31.69	(3.26)	11.76	33.00	8.89

Total from investment operations	50.96	33.40	(2.21)	13.22	34.04	10.27

Less distributions from:
Net investment income	(1.82)	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)

Total distributions	(1.82)	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)

Net asset value, end of period	$197.93	$148.79	$116.90	$120.15	$108.61	$75.74

Total return	34.40%	28.70%	(1.84)%[d]	12.28%	45.17%	15.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,749,730	$2,574,090	$637,129	$546,702	$385,560	$83,316
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.44%	0.46%
Ratio of net investment income to average net assets[e]	0.87%	1.24%	0.99%	1.29%	1.04%	2.07%
Portfolio turnover rate[f]	14%	14%	17%[d]	15%	15%	26%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$51.31	$37.44	$42.46	$37.45	$27.62	$23.57

Income from investment operations:
Net investment income[b]	0.83	0.83	0.58	0.46	0.46	0.48
Net realized and unrealized gain (loss)[c]	14.15	13.77	(4.89)	5.02	9.83	4.25

Total from investment operations	14.98	14.60	(4.31)	5.48	10.29	4.73

Less distributions from:
Net investment income	(0.79)	(0.73)	(0.71)	(0.47)	(0.46)	(0.53)
Return of capital	—	—	—	—	—	(0.15)

Total distributions	(0.79)	(0.73)	(0.71)	(0.47)	(0.46)	(0.68)

Net asset value, end of period	$65.50	$51.31	$37.44	$42.46	$37.45	$27.62

Total return	29.39%	39.27%	(10.23)%[d]	14.68%	37.35%	20.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$347,155	$171,887	$112,313	$297,222	$226,563	$92,518
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	1.44%	1.83%	1.53%	1.14%	1.32%	1.99%
Portfolio turnover rate[f]	13%	17%	26%[d]	19%	36%	39%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$134.12	$121.98	$128.59	$94.83	$78.64	$64.11

Income from investment operations:
Net investment income[b]	0.35	0.31	0.24	0.21	0.18	0.50
Net realized and unrealized gain (loss)[c]	22.97	12.14	(6.58)	33.76	16.23	14.56

Total from investment operations	23.32	12.45	(6.34)	33.97	16.41	15.06

Less distributions from:
Net investment income	(0.36)	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)

Total distributions	(0.36)	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)

Net asset value, end of period	$157.08	$134.12	$121.98	$128.59	$94.83	$78.64

Total return	17.40%	10.23%	(4.94)%[d]	35.85%	20.89%	23.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$471,251	$529,775	$676,989	$822,992	$426,719	$275,227
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	0.24%	0.25%	0.20%	0.18%	0.20%	0.73%
Portfolio turnover rate[f]	20%	12%	16%[d]	12%	14%	18%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$31.97	$27.09	$25.90	$23.36	$24.25	$15.47

Income from investment operations:
Net investment income[b]	0.13	0.11	0.10	0.09	0.04	0.12
Net realized and unrealized gain (loss)[c]	7.28	4.89	1.19	2.54	(0.89)	8.78

Total from investment operations	7.41	5.00	1.29	2.63	(0.85)	8.90

Less distributions from:
Net investment income	(0.14)	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)

Total distributions	(0.14)	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)

Net asset value, end of period	$39.24	$31.97	$27.09	$25.90	$23.36	$24.25

Total return	23.19%	18.50%	5.00%[d]	11.28%	(3.49)%	57.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,618,817	$1,426,069	$1,476,333	$2,011,455	$1,550,038	$2,319,798
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	0.34%	0.41%	0.39%	0.38%	0.17%	0.57%
Portfolio turnover rate[f]	18%	12%	14%[d]	13%	23%	17%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$60.46	$49.91	$49.04	$46.26	$38.98	$32.02

Income from investment operations:
Net investment income[b]	1.18	1.03	0.87	0.75	0.64	0.61
Net realized and unrealized gain[c]	4.20	10.48	0.90	2.79	7.28	6.96

Total from investment operations	5.38	11.51	1.77	3.54	7.92	7.57

Less distributions from:
Net investment income	(1.30)	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)

Total distributions	(1.30)	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)

Net asset value, end of period	$64.54	$60.46	$49.91	$49.04	$46.26	$38.98

Total return	8.93%	23.25%	3.60%[d]	7.67%	20.39%	23.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,302	$166,264	$99,823	$120,146	$152,673	$109,158
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	1.85%	1.86%	1.89%	1.57%	1.45%	1.82%
Portfolio turnover rate[f]	12%	14%	10%[d]	12%	6%	18%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$151.42	$122.48	$116.87	$95.07	$75.70	$67.13

Income from investment operations:
Net investment income[b]	0.66	0.69	0.67	0.73	0.52	0.34
Net realized and unrealized gain[c]	33.33	29.06	6.47	21.79	19.25	8.63

Total from investment operations	33.99	29.75	7.14	22.52	19.77	8.97

Less distributions from:
Net investment income	(0.53)	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)

Total distributions	(0.53)	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)

Net asset value, end of period	$184.88	$151.42	$122.48	$116.87	$95.07	$75.70

Total return	22.48%	24.36%	6.13%[d]	23.75%	26.15%	13.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,719,373	$1,052,380	$857,337	$765,524	$708,255	$336,845
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	0.38%	0.49%	0.61%	0.67%	0.59%	0.50%
Portfolio turnover rate[f]	15%	20%	17%[d]	19%	44%	9%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$61.16	$51.96	$78.75	$90.37	$70.90	$64.57

Income from investment operations:
Net investment income[b]	0.56	0.55	0.96	1.00	0.78	0.56
Net realized and unrealized gain (loss)[c]	2.49	9.25	(26.76)	(11.65)	19.46	6.33

Total from investment operations	3.05	9.80	(25.80)	(10.65)	20.24	6.89

Less distributions from:
Net investment income	(0.66)	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)

Total distributions	(0.66)	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)

Net asset value, end of period	$63.55	$61.16	$51.96	$78.75	$90.37	$70.90

Total return	5.09%	18.88%	(32.89)%[d]	(11.80)%	28.72%	10.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$365,406	$418,955	$368,947	$543,362	$483,476	$319,062
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	0.96%	0.93%	1.74%	1.21%	0.98%	0.87%
Portfolio turnover rate[f]	17%	8%	18%[d]	7%	32%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$42.09	$35.72	$54.16	$70.65	$56.48	$53.56

Income from investment operations:
Net investment income[b]	1.18 [c]	0.33	0.71	0.93	0.55	0.32
Net realized and unrealized gain (loss)[d]	(9.61)	6.39	(18.42)	(16.48)	14.20	2.95

Total from investment operations	(8.43)	6.72	(17.71)	(15.55)	14.75	3.27

Less distributions from:
Net investment income	(1.25)	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)

Total distributions	(1.25)	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)

Net asset value, end of period	$32.41	$42.09	$35.72	$54.16	$70.65	$56.48

Total return	(20.19)%[e]	18.88%	(32.83)%[f]	(22.07)%	26.25%	6.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$204,188	$250,434	$233,938	$389,980	$579,369	$367,121
Ratio of expenses to average net assets[g]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[g]	3.37%[c]	0.81%	1.91%	1.52%	0.87%	0.62%
Portfolio turnover rate[h]	25%	27%	18%[f]	14%	15%	17%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$150.97	$137.03	$168.05	$129.31	$99.11	$83.94

Income from investment operations:
Net investment income[b]	2.25	1.28	1.54	1.53	1.23	1.65
Net realized and unrealized gain (loss)[c]	(3.75)	14.01	(29.40)	39.00	30.20	15.19

Total from investment operations	(1.50)	15.29	(27.86)	40.53	31.43	16.84

Less distributions from:
Net investment income	(2.27)	(1.35)	(1.52)	(1.61)	(1.23)	(1.67)
Net realized gain	—	—	(1.64)	(0.18)	—	—

Total distributions	(2.27)	(1.35)	(3.16)	(1.79)	(1.23)	(1.67)

Net asset value, end of period	$147.20	$150.97	$137.03	$168.05	$129.31	$99.11

Total return	(1.05)%	11.19%	(16.84)%[d]	31.58%	31.92%	20.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,088	$717,098	$637,189	$1,167,951	$665,969	$465,822
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	1.47%	0.87%	1.03%	1.03%	1.09%	1.86%
Portfolio turnover rate[f]	23%	33%	31%[d]	37%	31%	24%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$78.51	$77.88	$75.44	$69.75	$73.45	$63.90

Income from investment operations:
Net investment income[b]	2.22	2.19	1.84	1.92	2.03	2.07
Net realized and unrealized gain (loss)[c]	(2.36)	1.67	3.79	6.47	(3.16)	9.93

Total from investment operations	(0.14)	3.86	5.63	8.39	(1.13)	12.00

Less distributions from:
Net investment income	(2.89)	(3.23)	(2.60)	(2.55)	(2.49)	(2.45)
Net realized gain	—	—	(0.59)	(0.15)	(0.08)	—

Total distributions	(2.89)	(3.23)	(3.19)	(2.70)	(2.57)	(2.45)

Net asset value, end of period	$75.48	$78.51	$77.88	$75.44	$69.75	$73.45

Total return	(0.29)%	5.03%	7.77%[d]	12.14%	(1.23)%	19.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,596,742	$4,608,522	$4,466,380	$4,937,495	$4,547,393	$5,769,209
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	2.80%	2.77%	2.72%	2.55%	3.04%	3.16%
Portfolio turnover rate[f]	13%	18%	13%[d]	21%	27%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$44.79	$31.79	$34.87	$33.02	$26.81	$24.82

Income from investment operations:
Net investment income[b]	0.80	0.71	0.63	0.61	0.55	0.53
Net realized and unrealized gain (loss)[c]	5.60	12.95	(3.04)	1.84	6.19	1.95

Total from investment operations	6.40	13.66	(2.41)	2.45	6.74	2.48

Less distributions from:
Net investment income	(0.80)	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)

Total distributions	(0.80)	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)

Net asset value, end of period	$50.39	$44.79	$31.79	$34.87	$33.02	$26.81

Total return	14.42%	43.37%	(7.08)%[d]	7.44%	25.24%	10.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$902,061	$747,957	$410,119	$543,990	$458,915	$349,824
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	1.68%	1.79%	1.99%	1.80%	1.75%	2.09%
Portfolio turnover rate[f]	4%	6%	11%[d]	5%	9%	8%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$32.38	$30.71	$30.75	$29.34	$26.77	$21.91

Income from investment operations:
Net investment income[b]	0.74	0.66	0.44	0.64	0.71	0.63
Net realized and unrealized gain (loss)[c]	(5.08)	1.87	0.12	1.43	2.66	4.89

Total from investment operations	(4.34)	2.53	0.56	2.07	3.37	5.52

Less distributions from:
Net investment income	(0.98)	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)

Total distributions	(0.98)	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)

Net asset value, end of period	$27.06	$32.38	$30.71	$30.75	$29.34	$26.77

Total return	(13.63)%	8.25%	1.93%[d]	7.15%	12.81%	25.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$316,596	$519,768	$560,382	$713,380	$598,439	$547,534
Ratio of expenses to average net assets[e]	0.43%	0.44%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets[e]	2.41%	2.02%	1.67%	2.14%	2.54%	2.63%
Portfolio turnover rate[f]	86%	47%	24%[d]	49%	53%	40%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified

iShares ETF	Diversification Classification
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Aerospace & Defense
Barclays Capital Inc.	$566,568	$562,522	$(4,046)
BNP Paribas New York Branch	3,624,912	3,595,103	(29,809)
BNP Paribas Prime Brokerage International Ltd.	1,836,756	1,836,756	—
Citigroup Global Markets Inc.	47,505,221	47,505,221	—
Credit Suisse Securities (USA) LLC	15,138,849	14,903,438	(235,411)
Deutsche Bank Securities Inc.	185,681	185,681	—
Goldman Sachs & Co.	25,340,328	24,838,489	(501,839)
HSBC Bank PLC	476,984	469,266	(7,718)
Jefferies LLC	2,729,872	2,707,424	(22,448)
JPMorgan Securities LLC	22,760,972	22,760,972	—
Merrill Lynch, Pierce, Fenner & Smith	12,206,337	12,206,337	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	20,228,881	20,228,881	—
National Financial Services LLC	18,204	18,204	—
Nomura Securities International Inc.	2,039,103	2,039,103	—
Scotia Capital (USA) Inc.	14,398	14,398	—
State Street Bank & Trust Company	400,001	400,001	—
UBS AG	214,305	212,187	(2,118)
UBS Securities LLC	1,597,644	1,597,644	—
Wells Fargo Securities LLC	808,178	805,160	(3,018)

	$157,693,194	$156,886,787	$(806,407)

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Broker-Dealers & Securities Exchanges
Citigroup Global Markets Inc.	$2,138,268	$2,138,268	$—
Credit Suisse Securities (USA) LLC	453,350	452,059	(1,291)
Deutsche Bank Securities Inc.	21,120	21,120	—
Goldman Sachs & Co.	42,240	42,232	(8)
JPMorgan Securities LLC	1,145,687	1,145,687	—
Merrill Lynch, Pierce, Fenner & Smith	204,006	204,000	(6)
SG Americas Securities LLC	240,240	240,240	—

	$4,244,911	$4,243,606	$(1,305)

U.S. Healthcare Providers
BNP Paribas New York Branch	$991,380	$984,094	$(7,286)
BNP Paribas Prime Brokerage International Ltd.	462,726	460,319	(2,407)
BNP Paribas Securities Corp.	2,954,952	2,939,581	(15,371)
Citigroup Global Markets Inc.	661,937	661,937	—
Goldman Sachs & Co.	6,448,298	6,448,298	—
HSBC Bank PLC	667,645	667,645	—
Jefferies LLC	2,300	2,300	—
JPMorgan Securities LLC	6,960,943	6,960,943	—
Merrill Lynch, Pierce, Fenner & Smith	3,634,346	3,634,346	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,064,318	14,064,318	—
National Financial Services LLC	4,990,359	4,990,359	—
Nomura Securities International Inc.	6,156	6,156	—
SG Americas Securities LLC	859,819	859,819	—

	$42,705,179	$42,680,115	$(25,064)

U.S. Home Construction
BNP Paribas New York Branch	$4,065,385	$4,065,385	$—
BNP Paribas Prime Brokerage International Ltd.	798,451	798,451	—
Citigroup Global Markets Inc.	2,934,599	2,934,599	—
Credit Suisse Securities (USA) LLC	34,179,044	34,179,044	—
Deutsche Bank Securities Inc.	251,024	251,024	—
Goldman Sachs & Co.	5,268,747	5,268,747	—
HSBC Bank PLC	120,300	109,802	(10,498)
JPMorgan Securities LLC	5,201,379	5,201,379	—
Merrill Lynch, Pierce, Fenner & Smith	11,165,120	11,165,120	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,175,188	6,175,188	—
State Street Bank & Trust Company	425,511	425,511	—
UBS AG	17,280	17,280	—
UBS Securities LLC	10,671,924	10,618,818	(53,106)
Wells Fargo Securities LLC	765,240	765,240	—

	$82,039,192	$81,975,588	$(63,604)

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Insurance
Barclays Capital Inc.	$241,445	$241,445	$—
Deutsche Bank Securities Inc.	769	769	—
HSBC Bank PLC	59,682	59,682	—
JPMorgan Securities LLC	9,715	9,715	—
Merrill Lynch, Pierce, Fenner & Smith	5,757	5,757	—
National Financial Services LLC	206,181	203,383	(2,798)
Wells Fargo Securities LLC	15,149	15,149	—

	$538,698	$535,900	$(2,798)

U.S. Medical Devices
Barclays Capital Inc.	$1,228,381	$1,228,381	$—
BNP Paribas New York Branch	172,472	172,472	—
BNP Paribas Prime Brokerage International Ltd.	914,630	914,630	—
BNP Paribas Securities Corp.	291,505	291,505	—
Citigroup Global Markets Inc.	199,930	199,930	—
Credit Suisse Securities (USA) LLC	2,056,030	2,056,030	—
Goldman Sachs & Co.	9,074,034	9,074,034	—
HSBC Bank PLC	1,903,696	1,903,696	—
JPMorgan Securities LLC	9,100,853	9,100,853	—
Merrill Lynch, Pierce, Fenner & Smith	957,216	957,216	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,169,908	25,169,908	—
National Financial Services LLC	156,006	156,006	—
Nomura Securities International Inc.	4,494,105	4,494,105	—
Scotia Capital (USA) Inc.	1,632,956	1,632,956	—
SG Americas Securities LLC	102,330	102,330	—
State Street Bank & Trust Company	532,586	532,586	—
UBS Securities LLC	587,542	587,542	—
Wells Fargo Securities LLC	13,952	13,952	—

	$58,588,132	$58,588,132	$—

U.S. Oil & Gas Exploration & Production
Barclays Capital Inc.	$62,624	$62,624	$—
BNP Paribas Prime Brokerage International Ltd.	97,857	97,857	—
BNP Paribas Securities Corp.	2,875,640	2,853,223	(22,417)
Citigroup Global Markets Inc.	2,101,211	2,084,767	(16,444)
Credit Suisse Securities (USA) LLC	904,208	901,575	(2,633)
Deutsche Bank Securities Inc.	454,317	444,017	(10,300)
HSBC Bank PLC	1,361,548	1,342,852	(18,696)
JPMorgan Securities LLC	894,554	894,554	—
Merrill Lynch, Pierce, Fenner & Smith	699,573	699,573	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,428,769	2,428,769	—
Wells Fargo Securities LLC	339,951	338,424	(1,527)

	$12,220,252	$12,148,235	$(72,017)

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Oil Equipment & Services
Barclays Capital Inc.	$1,694,601	$1,686,341	$(8,260)
BNP Paribas New York Branch	1,046	1,015	(31)
Citigroup Global Markets Inc.	2,162,750	2,119,316	(43,434)
Credit Suisse Securities (USA) LLC	1,881,633	1,601,350	(280,283)
Deutsche Bank Securities Inc.	1,024,705	1,024,705	—
Goldman Sachs & Co.	5,737,032	5,721,767	(15,265)
Jefferies LLC	958,920	951,373	(7,547)
JPMorgan Securities LLC	7,341,901	7,341,901	—
Merrill Lynch, Pierce, Fenner & Smith	1,208,464	1,208,464	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,503,390	9,503,390	—
Nomura Securities International Inc.	2,582	2,499	(83)
State Street Bank & Trust Company	692,028	690,735	(1,293)
UBS Securities LLC	634,348	622,666	(11,682)
Wells Fargo Securities LLC	55,781	55,781	—

	$32,899,181	$32,531,303	$(367,878)

U.S. Pharmaceuticals
Barclays Capital Inc.	$227,204	$222,949	$(4,255)
BNP Paribas New York Branch	37,835	37,374	(461)
BNP Paribas Securities Corp.	745,212	745,212	—
Citigroup Global Markets Inc.	1,027,610	1,022,242	(5,368)
Credit Suisse Securities (USA) LLC	7,097,702	7,097,702	—
Deutsche Bank Securities Inc.	8,071,559	8,071,559	—
Goldman Sachs & Co.	12,363,454	12,363,454	—
HSBC Bank PLC	500,321	500,321	—
Jefferies LLC	284,000	284,000	—
JPMorgan Securities LLC	8,810,631	8,810,631	—
Merrill Lynch, Pierce, Fenner & Smith	1,754,399	1,754,399	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,701,251	11,701,251	—
National Financial Services LLC	1,266,619	1,266,619	—
Scotia Capital (USA) Inc.	53,680	53,680	—
SG Americas Securities LLC	130,288	130,288	—
State Street Bank & Trust Company	864,510	864,510	—
UBS Securities LLC	1,532,558	1,502,067	(30,491)
Wells Fargo Securities LLC	5,058,858	5,058,858	—

	$61,527,691	$61,487,116	$(40,575)

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Real Estate
Barclays Capital Inc.	$1,347,920	$1,347,920	$—
BNP Paribas Prime Brokerage International Ltd.	7,731,582	7,731,582	—
BNP Paribas Securities Corp.	433,596	433,596	—
Citigroup Global Markets Inc.	10,761,112	10,761,112	—
Credit Suisse Securities (USA) LLC	8,555,422	8,555,422	—
Goldman Sachs & Co.	20,349,927	20,349,927	—
HSBC Bank PLC	1,425,803	1,425,803	—
Jefferies LLC	227,038	227,038	—
JPMorgan Securities LLC	13,731,662	13,731,662	—
Merrill Lynch, Pierce, Fenner & Smith	18,532,015	18,532,015	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	24,388,330	24,388,330	—
National Financial Services LLC	198,594	198,594	—
Scotia Capital (USA) Inc.	3,014,448	3,014,448	—
SG Americas Securities LLC	30,915	30,915	—
State Street Bank & Trust Company	7,327,854	7,327,854	—
UBS AG	128,373	128,373	—
UBS Securities LLC	14,255,209	14,255,209	—
Wells Fargo Securities LLC	7,350,129	7,350,129	—

	$139,789,929	$139,789,929	$—

U.S. Telecommunications
Barclays Capital Inc.	$2,884,821	$2,884,821	$—
BNP Paribas Prime Brokerage International Ltd.	233,235	233,235	—
BNP Paribas Securities Corp.	54,812	54,812	—
Citigroup Global Markets Inc.	2,150,567	2,113,050	(37,517)
Credit Suisse Securities (USA) LLC	415,290	414,343	(947)
Deutsche Bank Securities Inc.	872,088	844,251	(27,837)
Goldman Sachs & Co.	684,534	684,534	—
HSBC Bank PLC	2,691,090	2,691,090	—
JPMorgan Securities LLC	2,217,615	2,217,615	—
Merrill Lynch, Pierce, Fenner & Smith	4,061,853	4,061,853	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	499,396	499,396	—
National Financial Services LLC	202,952	202,952	—
SG Americas Securities LLC	63,778	63,778	—
Wells Fargo Securities LLC	4,318,198	4,318,198	—

	$21,350,229	$21,283,928	$(66,301)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$687,183
U.S. Broker-Dealers & Securities Exchanges	3,586
U.S. Healthcare Providers	72,367
U.S. Home Construction	194,433
U.S. Insurance	6,088
U.S. Medical Devices	79,443

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	$49,536
U.S. Oil Equipment & Services	131,469
U.S. Pharmaceuticals	660,211
U.S. Real Estate	411,087
U.S. Regional Banks	1,769
U.S. Telecommunications	892,916

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$100,038,630	$102,317,317
U.S. Broker-Dealers & Securities Exchanges	3,692,875	5,621,631
U.S. Healthcare Providers	34,684,287	34,592,423
U.S. Home Construction	62,489,575	83,878,215
U.S. Insurance	5,366,903	5,191,419
U.S. Medical Devices	29,656,196	103,134,877
U.S. Oil & Gas Exploration & Production	28,816,154	26,197,979
U.S. Oil Equipment & Services	13,107,372	17,405,977
U.S. Pharmaceuticals	42,582,208	53,263,339
U.S. Real Estate	9,773,207	39,485,711
U.S. Regional Banks	6,571,829	2,553,025
U.S. Telecommunications	133,665,872	70,161,063

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$657,791,368	$612,710,112
U.S. Broker-Dealers & Securities Exchanges	25,405,919	26,766,165
U.S. Healthcare Providers	102,717,228	102,356,178
U.S. Home Construction	320,525,930	327,132,813
U.S. Insurance	19,871,940	20,944,770
U.S. Medical Devices	253,491,032	219,472,744
U.S. Oil & Gas Exploration & Production	66,260,282	65,453,991
U.S. Oil Equipment & Services	51,978,484	51,624,543
U.S. Pharmaceuticals	144,862,002	139,817,213
U.S. Real Estate	560,261,864	584,163,630
U.S. Regional Banks	32,563,335	30,547,402
U.S. Telecommunications	367,685,801	360,728,307

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$3,018,729,850	$987,603,330
U.S. Broker-Dealers & Securities Exchanges	226,783,006	86,456,395
U.S. Healthcare Providers	51,960,648	191,207,650
U.S. Home Construction	3,436,710,186	3,615,741,806
U.S. Insurance	15,364,758	59,047,440
U.S. Medical Devices	1,256,750,591	862,011,946
U.S. Oil & Gas Exploration & Production	123,171,630	191,362,324
U.S. Oil Equipment & Services	67,363,915	58,004,649
U.S. Pharmaceuticals	53,383,455	380,454,973
U.S. Real Estate	18,971,669,606	19,799,266,221
U.S. Regional Banks	269,504,915	191,105,230
U.S. Telecommunications	494,705,836	626,864,489

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares U.S. Real Estate ETF as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$48,284

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares U.S. Real Estate ETF during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$(1,420,837)	$48,284

The following table shows the average quarter-end balances of open futures contracts for the iShares U.S. Real Estate ETF for the year ended March 31, 2018:

Average notional value of contracts purchased	$13,499,320

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, the characterization of corporate actions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
U.S. Aerospace & Defense	$307,960,681	$9,086,669	$(317,047,350)
U.S. Broker-Dealers & Securities Exchanges	(951,345)	(8,641)	959,986
U.S. Healthcare Providers	27,774,171	—	(27,774,171)
U.S. Home Construction	377,622,829	112,048	(377,734,877)
U.S. Insurance	13,843,284	—	(13,843,284)
U.S. Medical Devices	180,495,042	—	(180,495,042)
U.S. Oil & Gas Exploration & Production	(3,463,678)	569,584	2,894,094
U.S. Oil Equipment & Services	(63,036,235)	38,839	62,997,396
U.S. Pharmaceuticals	36,052,862	—	(36,052,862)
U.S. Real Estate	94,534,370	40,846,729	(135,381,099)
U.S. Regional Banks	13,606,355	—	(13,606,355)
U.S. Telecommunications	(104,260,907)	2,795,282	101,465,625

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
U.S. Aerospace & Defense
Ordinary income	$45,743,988	$16,364,471

U.S. Broker-Dealers & Securities Exchanges
Ordinary income	$2,760,426	$2,445,716

U.S. Healthcare Providers
Ordinary income	$1,224,966	$1,428,033

U.S. Home Construction
Ordinary income	$6,502,047	$5,464,226

U.S. Insurance
Ordinary income	$3,217,914	$2,068,942

U.S. Medical Devices
Ordinary income	$4,547,295	$6,450,708

U.S. Oil & Gas Exploration & Production
Ordinary income	$4,228,265	$3,834,069

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2018	2017
U.S. Oil Equipment & Services
Ordinary income	$7,102,619	$2,072,483

U.S. Pharmaceuticals
Ordinary income	$8,915,412	$6,054,440

U.S. Real Estate
Ordinary income	$158,914,495	$182,863,277

U.S. Regional Banks
Ordinary income	$12,369,378	$7,963,412

U.S. Telecommunications
Ordinary income	$12,756,866	$15,102,165

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
U.S. Aerospace & Defense	$—	$(1,447,425)	$985,982,070	$(2,201,145)	$982,333,500
U.S. Broker-Dealers & Securities Exchanges	75,864	(21,016,258)	24,496,460	—	3,556,066
U.S. Healthcare Providers	69,280	(26,395,151)	21,551,299	—	(4,774,572)
U.S. Home Construction	—	(20,369,606)	(129,413,385)	—	(149,782,991)
U.S. Insurance	61,873	(2,727,427)	12,615,835	—	9,950,281
U.S. Medical Devices	1,284,060	(5,415,460)	152,441,957	—	148,310,557
U.S. Oil & Gas Exploration & Production	—	(81,549,985)	(87,464,314)	—	(169,014,299)
U.S. Oil Equipment & Services	—	(132,541,503)	(137,201,183)	—	(269,742,686)
U.S. Pharmaceuticals	42,920	(72,598,070)	(90,969,637)	—	(163,524,787)
U.S. Real Estate	—	(40,684,341)	(646,727,887)	—	(687,412,228)
U.S. Regional Banks	953,277	(9,478,856)	68,339,077	—	59,813,498
U.S. Telecommunications	—	(202,157,343)	(38,533,875)	—	(240,691,218)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
U.S. Aerospace & Defense	$—	$1,447,425	$1,447,425
U.S. Broker-Dealers & Securities Exchanges	18,749,452	2,266,806	21,016,258
U.S. Healthcare Providers	26,395,151	—	26,395,151
U.S. Home Construction	12,525,142	7,844,464	20,369,606
U.S. Insurance	266,501	2,460,926	2,727,427
U.S. Medical Devices	—	5,415,460	5,415,460
U.S. Oil & Gas Exploration & Production	73,582,602	7,967,383	81,549,985
U.S. Oil Equipment & Services	108,674,639	23,866,864	132,541,503
U.S. Pharmaceuticals	72,598,070	—	72,598,070
U.S. Real Estate	40,684,341	—	40,684,341
U.S. Regional Banks	8,253,803	1,225,053	9,478,856
U.S. Telecommunications	171,456,185	30,701,158	202,157,343

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
U.S. Aerospace & Defense	$14,263,404
U.S. Broker-Dealers & Securities Exchanges	927,200
U.S. Home Construction	2,052,350
U.S. Insurance	405,325
U.S. Medical Devices	6,863,841
U.S. Regional Banks	1,032,328

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$4,923,194,855	$1,069,845,228	$(83,863,158)	$985,982,070
U.S. Broker-Dealers & Securities Exchanges	326,948,142	28,431,494	(3,935,034)	24,496,460
U.S. Healthcare Providers	493,118,582	83,401,174	(61,849,875)	21,551,299
U.S. Home Construction	1,831,796,778	15,226,743	(144,640,128)	(129,413,385)
U.S. Insurance	120,236,927	16,902,873	(4,287,038)	12,615,835
U.S. Medical Devices	1,625,286,472	187,133,174	(34,691,217)	152,441,957
U.S. Oil & Gas Exploration & Production	465,181,608	26,474,128	(113,938,442)	(87,464,314)
U.S. Oil Equipment & Services	374,237,249	2,215,027	(139,416,210)	(137,201,183)
U.S. Pharmaceuticals	544,329,047	32,282,551	(123,252,188)	(90,969,637)
U.S. Real Estate	4,369,530,442	27,912,027	(674,639,914)	(646,727,887)
U.S. Regional Banks	832,035,142	84,002,695	(15,663,618)	68,339,077
U.S. Telecommunications	377,079,459	1,740,124	(40,273,999)	(38,533,875)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	99

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares U.S. Aerospace & Defense ETF,

iShares U.S. Broker-Dealers & Securities Exchanges ETF,

iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF,

iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF,

iShares U.S. Oil & Gas Exploration & Production ETF,

iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF,

iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and

iShares U.S. Telecommunications ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF (twelve of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
U.S. Aerospace & Defense	$51,732,502
U.S. Broker-Dealers & Securities Exchanges	3,542,533
U.S. Healthcare Providers	3,205,144
U.S. Home Construction	13,486,065
U.S. Insurance	3,881,972
U.S. Medical Devices	11,656,157

iShares ETF	Qualified Dividend Income
U.S. Oil & Gas Exploration & Production	$5,472,550
U.S. Oil Equipment & Services	7,602,350
U.S. Pharmaceuticals	9,892,743
U.S. Real Estate	6,203,704
U.S. Regional Banks	15,667,952
U.S. Telecommunications	7,819,901

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Aerospace & Defense	100.00%
U.S. Broker-Dealers & Securities Exchanges	100.00
U.S. Healthcare Providers	100.00
U.S. Home Construction	100.00
U.S. Insurance	100.00
U.S. Medical Devices	100.00

iShares ETF	Dividends- Received Deduction
U.S. Oil & Gas Exploration & Production	100.00%
U.S. Oil Equipment & Services	15.62
U.S. Pharmaceuticals	100.00
U.S. Regional Banks	100.00
U.S. Telecommunications	62.12

TAX INFORMATION	101

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Broker-Dealers & Securities Exchanges	$0.794484	$—	$—	0.794484	100%	—%	—%	100%
U.S. Insurance	1.303898	—	—	1.303898	100	—	—	100
U.S. Medical Devices	0.533136	—	—	0.533136	100	—	—	100
U.S. Real Estate	2.891791	—	—	2.891791	100	—	—	100
U.S. Regional Banks	0.798620	—	—	0.798620	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares U.S. Aerospace & Defense ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	1	0.08
Greater than 0.0% and Less than 0.5%	663	50.22
At NAV	227	17.20
Less than 0.0% and Greater than –0.5%	420	31.81
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares U.S. Broker-Dealers & Securities Exchange ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	574	43.48
At NAV	177	13.41
Less than 0.0% and Greater than –0.5%	567	42.95
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Healthcare Providers ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	530	40.15%
At NAV	217	16.44
Less than 0.0% and Greater than –0.5%	572	43.33
Less than –0.5%	1	0.08

	1,320	100.00%

iShares U.S. Home Construction ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Greater than 0.0% and Less than 0.5%	599	45.37
At NAV	116	8.79
Less than 0.0% and Greater than –0.5%	587	44.47
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	1	0.08

	1,320	100.00%

iShares U.S. Insurance ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	553	41.89%
At NAV	167	12.65
Less than 0.0% and Greater than –0.5%	600	45.46

	1,320	100.00%

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Medical Devices ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	620	46.97
At NAV	264	20.00
Less than 0.0% and Greater than –0.5%	435	32.95

	1,320	100.00%

iShares U.S. Oil & Gas Exploration & Production ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	5	0.38
Greater than 0.0% and Less than 0.5%	477	36.13
At NAV	258	19.55
Less than 0.0% and Greater than –0.5%	567	42.94
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15

	1,320	100.00%

iShares U.S. Oil Equipment & Services ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	540	40.91%
At NAV	218	16.52
Less than 0.0% and Greater than –0.5%	561	42.49
Less than –0.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Pharmaceuticals ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	452	34.24
At NAV	150	11.36
Less than 0.0% and Greater than –0.5%	717	54.32

	1,320	100.00%

iShares U.S. Real Estate ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	461	34.92%
At NAV	197	14.92
Less than 0.0% and Greater than –0.5%	662	50.16

	1,320	100.00%

iShares U.S. Regional Banks ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	619	46.90%
At NAV	235	17.80
Less than 0.0% and Greater than –0.5%	466	35.30

	1,320	100.00%

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Telecommunications ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	575	43.56
At NAV	91	6.89
Less than 0.0% and Greater than –0.5%	640	48.47
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares U.S. Real Estate ETF in respect of BFA’s financial year ending December 31, 2017 was USD 371.45 thousand. This figure is comprised of fixed remuneration of USD 148.05 thousand and variable remuneration of USD 223.4 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares U.S. Real Estate ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 51.97 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 9.68 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares U.S. Regional Banks ETF in respect of BFA’s financial year ending December 31, 2017 was USD 68.86 thousand. This figure is comprised of fixed remuneration of USD 27.45 thousand and variable remuneration of USD 41.41 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares U.S. Regional Banks ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 9.63 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.79 thousand.

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).
Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).
Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	113

Notes:

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-311-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Mortgage Real Estate ETF | REM | Cboe BZX
➢	iShares Residential Real Estate ETF | REZ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MORTGAGE REAL ESTATE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.10%	3.11%	3.51%	3.10%	3.11%	3.51%
5 Years	4.06%	4.01%	4.56%	22.00%	21.71%	24.95%
10 Years	4.07%	4.03%	7.18%	49.00%	48.46%	100.01%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$956.10	$2.34	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORTGAGE REAL ESTATE ETF

The iShares Mortgage Real Estate ETF (the “Fund”) (formerly the iShares Mortgage Real Estate Capped ETF) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.51%.

The profitability of residential and commercial mortgage REITs is driven by their net interest margin — the gap between funding costs and the interest earned on investments. This characteristic gives mortgage REITs some of the highest yields in the REIT market, and it bolstered mortgage REIT performance for much of the reporting period.

Since interest rates remained low by historical standards, particularly early in the reporting period, mortgage REITs benefited as income investors sought higher yields in a low interest rate environment. Continued strength in the housing and commercial property markets led to fewer mortgage defaults, which provided greater stability for the cash flows of mortgage REITs. Strong investor demand for yield and improving credit conditions benefited mortgage REITs for the reporting period.

However, net interest margins also make mortgage REITs one of the most interest-rate-sensitive segments of the REIT market. In particular, rising short-term interest rates generally result in a narrower net interest margin and reduced profitability for mortgage REITs because they rely primarily on short-term funding sources. Although mortgage REITs typically employ sophisticated hedging techniques to reduce interest rate risk, they are still susceptible, especially during periods of abrupt interest rate volatility. For example, mortgage REITs declined sharply late in the reporting period, when interest rates rose rapidly in anticipation of stronger U.S. economic growth and rising inflation.

One mitigating factor for mortgage REITs in a rising interest rate environment is a reduction in mortgage refinancing activity. As interest rates increase, home and commercial property owners are less likely to refinance their mortgages, which provides further stability to mortgage REIT cash flows.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Mortgage REITs	98.21%
Diversified REITs	1.32
Specialized REITs	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	17.92%
AGNC Investment Corp.	10.97
New Residential Investment Corp.	8.09
Starwood Property Trust Inc.	7.92
MFA Financial Inc.	4.56
Two Harbors Investment Corp.	4.51
Chimera Investment Corp.	4.48
Blackstone Mortgage Trust Inc. Class A	4.39
Apollo Commercial Real Estate Finance Inc.	3.82
Invesco Mortgage Capital Inc.	3.63

TOTAL	70.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RESIDENTIAL REAL ESTATE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.41)%	(5.37)%	(4.99)%	(5.41)%	(5.37)%	(4.99)%
5 Years	6.29%	6.30%	6.65%	35.63%	35.75%	37.97%
10 Years	7.50%	7.50%	7.79%	106.03%	106.18%	111.67%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$923.10	$2.30	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RESIDENTIAL REAL ESTATE ETF

The iShares Residential Real Estate ETF (the “Fund”) (formerly the iShares Residential Real Estate Capped ETF) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -5.41%, net of fees, while the total return for the Index was -4.99%.

Rising interest rates during the reporting period weighed on residential REITs’ performance. This was especially true late in the reporting period, when interest rates rose sharply in anticipation of stronger U.S. economic growth and rising inflation. Higher interest rates typically increase borrowing costs for REITs and make their relatively high dividend yields less attractive when compared with rising bond yields.

Healthcare REITs — companies that own hospitals, medical offices, senior living facilities, and other healthcare-related properties — detracted the most from the Index’s performance for the reporting period. Concerns about a supply-and-demand imbalance among senior living facilities weighed on the sector as a substantial number of units opened without a corresponding increase in residents. Expected reductions in Medicare reimbursements and a new payment system for skilled nursing facilities also negatively affected the performance of healthcare REITs.

On the positive side, specialty REITs contributed to the Index’s return for the reporting period. The Index’s specialty REIT segment is comprised of self-storage REITs, which have benefited from a significant increase in new construction in recent years. Despite the dampening effect of new supply on rent growth, self-storage REITs benefited from their relatively short lease terms (typically month-to-month), which allow them to reset their pricing more frequently and makes them less sensitive to rising interest rates.

The performance of residential REITs, which own rental properties such as apartments, single-family homes, and student housing, was largely unchanged for the reporting period. An increase in new construction of rental housing was offset by continued demand for renting over home ownership, particularly following the recent tax reform provisions that reduced the mortgage interest and property tax deductions.

ALLOCATION BY SECTOR As of 3/31/18

Sector	Percentage of Total Investments*

Residential REITs	48.95%
Health Care REITs	32.41
Specialized REITs	18.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/18

Security	Percentage of Total Investments*

Public Storage	10.45%
AvalonBay Communities Inc.	7.98
Equity Residential	7.74
Welltower Inc.	7.11
Ventas Inc.	6.19
Essex Property Trust Inc.	5.54
HCP Inc.	4.30
Extra Space Storage Inc.	4.19
Mid-America Apartment Communities Inc.	4.08
UDR Inc.	3.73

TOTAL	61.31%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORTGAGE REAL ESTATE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 97.78%

DIVERSIFIED REITS — 1.29%
iStar Inc.[a,b]	1,276,735	$12,984,395

		12,984,395
MORTGAGE REITS — 96.03%
AG Mortgage Investment Trust Inc.[a]	543,510	9,440,769
AGNC Investment Corp.[a]	5,694,541	107,740,716
Annaly Capital Management Inc.[a]	16,876,782	176,024,836
Anworth Mortgage Asset Corp.[a]	1,874,917	8,999,601
Apollo Commercial Real Estate Finance Inc.[a]	2,085,014	37,488,552
Arbor Realty Trust Inc.[a]	1,040,421	9,176,513
Ares Commercial Real Estate Corp.[a]	519,335	6,413,787
ARMOUR Residential REIT Inc.[a]	798,768	18,595,319
Blackstone Mortgage Trust Inc. Class Aa	1,373,794	43,164,607
Capstead Mortgage Corp.	1,861,106	16,098,567
Cherry Hill Mortgage Investment Corp.[a]	227,423	3,988,999
Chimera Investment Corp.[a]	2,526,028	43,978,147
CYS Investments Inc.[a]	3,000,790	20,165,309
Dynex Capital Inc.[a]	1,012,072	6,710,037
Ellington Residential Mortgage REIT	177,161	1,941,685
Granite Point Mortgage Trust Inc.[a]	835,979	13,827,093
Great Ajax Corp.	304,162	4,121,395
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	983,493	19,178,114
Invesco Mortgage Capital Inc.[a]	2,180,365	35,714,379
KKR Real Estate Finance Trust Inc.	300,095	6,019,906
Ladder Capital Corp.	1,529,764	23,068,841
MFA Financial Inc.[a]	5,944,208	44,759,886
MTGE Investment Corp.	887,291	15,882,509
New Residential Investment Corp.[a]	4,832,373	79,492,536
New York Mortgage Trust Inc.[a]	2,160,958	12,814,481
Orchid Island Capital Inc.[a]	983,529	7,248,609
PennyMac Mortgage Investment Trust[a,c]	1,176,281	21,208,346
Redwood Trust Inc.[a]	1,485,448	22,979,881
Resource Capital Corp.[a]	585,131	5,564,596
Starwood Property Trust Inc.[a]	3,712,210	77,770,799

Security	Shares	Value
Sutherland Asset Management Corp.	337,222	$5,108,913
TPG RE Finance Trust Inc.	401,068	7,977,243
Two Harbors Investment Corp.	2,882,290	44,300,797
Western Asset Mortgage Capital Corp.[a]	792,219	7,676,602

		964,642,370
SPECIALIZED REITS — 0.46%
Jernigan Capital Inc.[a]	255,588	4,626,143

		4,626,143

TOTAL COMMON STOCKS
(Cost: $993,755,500)		982,252,908

SHORT-TERM INVESTMENTS — 16.90%

MONEY MARKET FUNDS — 16.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	169,437,391	169,437,391
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	292,744	292,744

		169,730,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,740,870)		169,730,135

TOTAL INVESTMENTS IN SECURITIES — 114.68%
(Cost: $1,163,496,370)		1,151,983,043
Other Assets, Less Liabilities — (14.68)%		(147,449,043)

NET ASSETS — 100.00%		$1,004,534,000

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MORTGAGE REAL ESTATE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	145,283,981	24,153,410[b]	—	169,437,391	$169,437,391	$595,688	[c]	$(39,958)	$(28,176)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,465,354	—	(1,172,610)[b]	292,744	292,744	21,302		—	—
PennyMac Mortgage Investment Trust	1,582,374	467,182	(873,275)	1,176,281	21,208,346	3,009,443		(1,857,545)	1,355,015

					$190,938,481	$3,626,433		$(1,897,503)	$1,326,839

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Dow Jones U.S. Real Estate	738	Jun 2018	$22,081	$7,335

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$982,252,908	$—	$—	$982,252,908
Money market funds	169,730,135	—	—	169,730,135

Total	$1,151,983,043	$—	$—	$1,151,983,043

Derivative financial instruments[a]
Assets
Futures contracts	$7,335	$—	$—	$7,335

Total	$7,335	$—	$—	$7,335

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RESIDENTIAL REAL ESTATE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.35%

HEALTH CARE REITS — 32.20%
CareTrust REIT Inc.	83,648	$1,120,883
Community Healthcare Trust Inc.[a]	19,048	490,295
Global Medical REIT Inc.[a]	20,350	141,433
HCP Inc.	524,326	12,180,093
Healthcare Realty Trust Inc.	136,108	3,771,553
Healthcare Trust of America Inc. Class A	226,169	5,982,170
LTC Properties Inc.	43,654	1,658,852
MedEquities Realty Trust Inc.	32,104	337,413
Medical Properties Trust Inc.	403,920	5,250,960
National Health Investors Inc.	44,663	3,005,373
New Senior Investment Group Inc.[a]	91,058	744,854
Omega Healthcare Investors Inc.[a]	217,105	5,870,519
Physicians Realty Trust	199,730	3,109,796
Quality Care Properties Inc.[b]	104,870	2,037,624
Sabra Health Care REIT Inc.[a]	196,813	3,473,749
Senior Housing Properties Trust	262,581	4,112,019
Universal Health Realty Income Trust	14,065	845,307
Ventas Inc.	354,074	17,537,285
Welltower Inc.	370,216	20,150,857

		91,821,035
RESIDENTIAL REITS — 48.63%
American Campus Communities Inc.	151,907	5,866,648
American Homes 4 Rent Class A	269,643	5,414,431
Apartment Investment & Management Co. Class A	174,200	7,098,650
AvalonBay Communities Inc.	137,470	22,608,316
Bluerock Residential Growth REIT Inc.[a]	25,472	216,512
Camden Property Trust	101,408	8,536,526
Clipper Realty Inc.	17,424	147,581
Education Realty Trust Inc.	84,421	2,764,788
Equity LifeStyle Properties Inc.	92,603	8,127,765
Equity Residential	355,944	21,933,269
Essex Property Trust Inc.[a]	65,226	15,698,594
Front Yard Residential Corp.	55,037	553,122
Independence Realty Trust Inc.[a]	93,032	854,034
Invitation Homes Inc.	327,038	7,466,278
Mid-America Apartment Communities Inc.	126,503	11,542,134
NexPoint Residential Trust Inc.	19,059	473,426

Security	Shares	Value
Preferred Apartment Communities Inc. Class A	42,521	$603,373
Sun Communities Inc.	84,773	7,745,709
UDR Inc.	296,244	10,552,211
UMH Properties Inc.	34,391	461,183

		138,664,550
SPECIALIZED REITS — 18.52%
CubeSmart	200,848	5,663,914
Extra Space Storage Inc.[a]	135,868	11,869,429
Life Storage Inc.	51,095	4,267,454
National Storage Affiliates Trust	55,842	1,400,517
Public Storage	147,752	29,608,023

		52,809,337

TOTAL COMMON STOCKS
(Cost: $308,973,410)		283,294,922

SHORT-TERM INVESTMENTS — 4.31%

MONEY MARKET FUNDS — 4.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	11,657,309	11,657,309
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	642,665	642,665

		12,299,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,299,974)		12,299,974

TOTAL INVESTMENTS IN SECURITIES — 103.66%
(Cost: $321,273,384)		295,594,896
Other Assets, Less Liabilities — (3.66)%		(10,432,038)

NET ASSETS — 100.00%		$285,162,858

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RESIDENTIAL REAL ESTATE ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,333,984	—		(5,676,675)[b]	11,657,309	$11,657,309	$91,115	[c]	$(2,700)	$(5,462)
BlackRock Cash Funds: Treasury, SL Agency Shares	188,952	453,713	[b]	—	642,665	642,665	5,732		—	—

						$12,299,974	$96,847		$(2,700)	$(5,462)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Dow Jones U.S. Real Estate	61	Jun 2018	$1,825	$3,484

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$283,294,922	$—	$—	$283,294,922
Money market funds	12,299,974	—	—	12,299,974

Total	$295,594,896	$—	$—	$295,594,896

Derivative financial instruments[a]
Assets
Futures contracts	$3,484	$—	$—	$3,484

Total	$3,484	$—	$—	$3,484

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$973,910,907	$308,973,410
Affiliated (Note 2)	189,585,463	12,299,974

Total cost of investments in securities	$1,163,496,370	$321,273,384

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$961,044,562	$283,294,922
Affiliated (Note 2)	190,938,481	12,299,974
Cash pledged to broker for futures contracts	746,000	62,000
Cash	321,314	2,950
Receivables:
Dividends and interest	21,161,447	1,269,957
Capital shares sold	194,661	—

Total Assets	1,174,406,465	296,929,803

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	169,473,267	11,652,148
Investment advisory fees (Note 2)	399,198	114,797

Total Liabilities	169,872,465	11,766,945

NET ASSETS	$1,004,534,000	$285,162,858

Net assets consist of:
Paid-in capital	$1,171,061,104	$319,796,523
Accumulated net realized loss	(155,021,112)	(8,958,661)
Net unrealized depreciation	(11,505,992)	(25,675,004)

NET ASSETS	$1,004,534,000	$285,162,858

Shares outstanding[b]	23,650,000	4,950,000

Net asset value per share	$42.48	$57.61

[a]	Securities on loan with values of $166,124,625 and $11,383,380, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$74,718,025	$11,569,112
Dividends — affiliated (Note 2)	3,030,745	5,732
Interest — unaffiliated	1,002	—
Securities lending income — affiliated — net (Note 2)	595,688	91,115

Total investment income	78,345,460	11,665,959

EXPENSES
Investment advisory fees (Note 2)	5,962,548	1,812,129
Proxy fees	29,482	8,928

Total expenses	5,992,030	1,821,057

Net investment income	72,353,430	9,844,902

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,670,631)	(4,027,223)
Investments — affiliated (Note 2)	(1,973,305)	(2,700)
In-kind redemptions — unaffiliated	44,807,414	13,240,331
In-kind redemptions — affiliated (Note 2)	75,802	—
Futures contracts	(760,836)	(67,996)

Net realized gain	28,478,444	9,142,412

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(60,555,019)	(38,080,647)
Investments — affiliated (Note 2)	1,326,839	(5,462)
Futures contracts	7,335	3,484

Net change in unrealized appreciation/depreciation	(59,220,845)	(38,082,625)

Net realized and unrealized loss	(30,742,401)	(28,940,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,611,029	$(19,095,311)

See notes to financial statements.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

March 31, 2018

	iShares Mortgage Real Estate ETF		iShares Residential Real Estate ETF
	Year ended March 31, 2018	Year ended March 31, 2017 [a]	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$72,353,430	$93,416,102	$9,844,902	$9,972,820
Net realized gain (loss)	28,478,444	(31,248,062)	9,142,412	31,981,254
Net change in unrealized appreciation/depreciation	(59,220,845)	217,658,656	(38,082,625)	(46,149,171)

Net increase (decrease) in net assets resulting from operations	41,611,029	279,826,696	(19,095,311)	(4,195,097)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,617,547)	(97,957,237)	(13,004,642)	(15,934,456)
From net realized gain	—	—	—	(2,582,882)
Return of capital	(21,874,760)	(18,201,925)	—	—

Total distributions to shareholders	(116,492,307)	(116,159,162)	(13,004,642)	(18,517,338)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	268,586,166	597,195,726	70,011,909	159,638,096
Cost of shares redeemed	(436,053,787)	(276,493,194)	(128,435,846)	(160,459,370)

Net increase (decrease) in net assets from capital share transactions	(167,467,621)	320,702,532	(58,423,937)	(821,274)

INCREASE (DECREASE) IN NET ASSETS	(242,348,899)	484,370,066	(90,523,890)	(23,533,709)

NET ASSETS
Beginning of year	1,246,882,899	762,512,833	375,686,748	399,220,457

End of year	$1,004,534,000	$1,246,882,899	$285,162,858	$375,686,748

SHARES ISSUED AND REDEEMED
Shares sold	5,850,000	18,587,500	1,100,000	2,450,000
Shares redeemed	(9,700,000)	(10,800,000)	(2,100,000)	(2,550,000)

Net increase (decrease) in shares outstanding	(3,850,000)	7,787,500	(1,000,000)	(100,000)

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017[a]	Period from May 1, 2015 to Mar. 31, 2016[a,b]	Year ended Apr. 30, 2015[a]	Year ended Apr. 30, 2014[a]	Year ended Apr. 30, 2013[a]
Net asset value, beginning of period	$45.34	$38.68	$46.46	$49.85	$62.99	$55.99

Income from investment operations:
Net investment income[c]	2.66	3.50	3.52	3.72	5.84	6.48
Net realized and unrealized gain (loss)[d]	(1.18)	7.34	(6.82)	(1.11)	(11.26)	7.48

Total from investment operations	1.48	10.84	(3.30)	2.61	(5.42)	13.96

Less distributions from:
Net investment income	(3.53)	(3.53)	(3.56)	(4.76)	(5.84)	(6.96)
Return of capital	(0.81)	(0.65)	(0.92)	(1.24)	(1.88)	—

Total distributions	(4.34)	(4.18)	(4.48)	(6.00)	(7.72)	(6.96)

Net asset value, end of period	$42.48	$45.34	$38.68	$46.46	$49.85	$62.99

Total return	3.10%	29.32%	(7.09)%[e]	5.42%	(7.41)%	26.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,004,534	$1,246,883	$762,513	$1,216,004	$1,215,659	$1,270,072
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	5.82%	8.30%	9.31%	7.59%	11.74%	10.96%
Portfolio turnover rate[g]	31%	34%	18%[e]	42%	35%	44%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
[b]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$63.14	$65.99	$59.10	$52.26	$54.68	$47.52

Income from investment operations:
Net investment income[b]	1.64	1.51	1.66	1.47	1.36	1.20
Net realized and unrealized gain (loss)[c]	(4.94)	(1.38)	7.76	7.25	(1.97)	7.49

Total from investment operations	(3.30)	0.13	9.42	8.72	(0.61)	8.69

Less distributions from:
Net investment income	(2.23)	(2.56)	(2.09)	(1.88)	(1.81)	(1.53)
Net realized gain	—	(0.42)	(0.44)	—	—	—

Total distributions	(2.23)	(2.98)	(2.53)	(1.88)	(1.81)	(1.53)

Net asset value, end of period	$57.61	$63.14	$65.99	$59.10	$52.26	$54.68

Total return	(5.41)%	0.31%	16.35%[d]	16.93%	(0.78)%	18.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$285,163	$375,687	$399,220	$304,350	$261,296	$355,427
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.61%	2.37%	3.01%	2.55%	2.74%	2.44%
Portfolio turnover rate[f]	19%	15%	17%[d]	21%	17%	14%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate[a]	Non-diversified
Residential Real Estate[b]	Non-diversified

[a]	Formerly the iShares Mortgage Real Estate Capped ETF.
[b]	Formerly the iShares Residential Real Estate Capped ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mortgage Real Estate
Barclays Capital Inc.	$5,665,816	$5,665,816	$—
BNP Paribas New York Branch	11,017,658	11,017,658	—
BNP Paribas Prime Brokerage International Ltd.	5,545,525	5,545,525	—
BNP Paribas Securities Corp.	4,789,872	4,789,872	—
Citigroup Global Markets Inc.	18,621,901	18,621,901	—
Credit Suisse Securities (USA) LLC	6,355,194	6,355,194	—
Deutsche Bank Securities Inc.	3,479,938	3,479,938	—
Goldman Sachs & Co.	28,741,395	28,741,395	—
HSBC Bank PLC	4,406,335	4,406,335	—
Jefferies LLC	906,603	906,603	—
JPMorgan Securities LLC	17,327,829	17,327,829	—
Merrill Lynch, Pierce, Fenner & Smith	5,101,233	5,101,233	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	37,332,122	37,332,122	—
Nomura Securities International Inc.	384,848	384,848	—
Scotia Capital (USA) Inc.	27,170	27,170	—
SG Americas Securities LLC	13,221	13,221	—
State Street Bank & Trust Company	16,404,503	16,404,503	—
UBS Securities LLC	3,462	3,462	—

	$166,124,625	$166,124,625	$—

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Residential Real Estate
Citigroup Global Markets Inc.	$1,274,350	$1,274,350	$—
Goldman Sachs & Co.	3,747,744	3,747,744	—
Merrill Lynch, Pierce, Fenner & Smith	115,830	115,830	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,243,620	6,243,620	—
Nomura Securities International Inc.	1,836	1,836	—

	$11,383,380	$11,383,380	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$284,104
Residential Real Estate	44,296

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$23,835,018	$36,322,629
Residential Real Estate	12,674,810	21,649,099

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$374,060,835	$375,520,172
Residential Real Estate	69,363,530	72,692,770

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$243,232,343	$400,608,035
Residential Real Estate	68,279,095	123,591,019

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF
Futures contracts:
Variation margin / Net assets consist of — net unrealized depreciation[a]	$7,335	$3,484

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin, if any, is reported separately within the statements of assets and liabilities.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF
Futures contracts	$(760,836)	$(67,996)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF
Futures contracts	$7,335	$3,484

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2018:

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF
Average notional value of contracts purchased	$14,303,528	$938,864

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the expiration of capital loss carryforwards, characterization of corporate actions, distributions paid in excess of taxable income, and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Mortgage Real Estate	$(15,084,868)	$22,264,117	$(7,179,249)
Residential Real Estate	7,277,347	3,159,740	(10,437,087)

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Mortgage Real Estate
Ordinary income	$94,617,547	$97,957,237
Return of capital	21,874,760	18,201,925

	$116,492,307	$116,159,162

Residential Real Estate
Ordinary income	$13,004,642	$15,934,456
Long-term capital gain	—	2,582,882

	$13,004,642	$18,517,338

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Mortgage Real Estate	$(72,908,201)	$(93,618,903)	$(166,527,104)
Residential Real Estate	(1,950,590)	(32,683,075)	(34,633,665)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Mortgage Real Estate	$72,703,263	$204,938	$72,908,201
Residential Real Estate	1,950,590	—	1,950,590

[a]	Must be utilized prior to losses subject to expiration.

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,245,601,946	$54,758,416	$(148,377,319)	$(93,618,903)
Residential Real Estate	328,277,971	9,005,557	(41,688,632)	(32,683,075)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Mortgage Real Estate	$1,805,734
Residential Real Estate	94,982

For corporate shareholders, the percentage of income dividends paid by the iShares Mortgage Real Estate ETF during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction was 1.05%.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate	$4.341329	$—	$—	$4.341329	100%	—%	—%	100%
Residential Real Estate	2.231138	—	—	2.231138	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

SUPPLEMENTAL INFORMATION	33

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Mortgage Real Estate ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	741	56.14
At NAV	105	7.95
Less than 0.0% and Greater than –0.5%	458	34.70
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0%	2	0.15

	1,320	100.00%

iShares Residential Real Estate ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	492	37.27%
At NAV	165	12.50
Less than 0.0% and Greater than –0.5%	662	50.15
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	39

Notes:

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-312-0318

MARCH 31, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | Cboe BZX
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | Cboe BZX
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks posted positive returns for the 12 months ended March 31, 2018 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 13.81% for the reporting period.

For much of the reporting period, stocks steadily advanced as market volatility declined to a record low. The key driver of stocks was record corporate profit growth across virtually all sectors of the market. A strengthening U.S. economy, federal tax reform, deregulation, and a recovery in commodity prices all led to increases in corporate profits. There was also a significant international element to rising corporate profits, as the sectors that produced the largest gains in profitability (energy, materials, and information technology) were also those with the most significant exposure to global economic activity.

The final nine months of 2017 featured the strongest three consecutive quarters of U.S. economic growth in more than 12 years. Key economic drivers during the reporting period included an increase in manufacturing activity and the lowest unemployment rate since December 2000. The strong job market contributed to wage increases and a related surge in consumer spending. Strong domestic demand led to the fastest growth in U.S. imports of foreign goods in more than seven years, underscoring the strength of the global economy.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. Lower corporate taxes translate directly into higher corporate profits. In addition, tax reform incentivized companies to repatriate cash held outside of the U.S., raising expectations for capital spending, acquisitions, dividends, stock repurchases, and, ultimately, economic growth.

By January 2018, the major U.S. stock indexes reached all-time highs. However, late in the reporting period market volatility surged to its largest-ever, one-day increase and remained elevated, detracting from previous gains. The tax cuts raised concerns about higher federal budget deficits and rising inflation, which caused Treasury bond yields to rise to their highest level in four years in February 2018. In addition, investors grew concerned that the U.S. Federal Reserve Bank (“Fed”) might increase interest rates faster than previously expected. Higher interest rates typically increase the appeal of bonds as an alternative to stocks while also raising borrowing costs for companies and consumers, which can have a negative impact on corporate profits and economic growth. Another factor negatively affecting U.S. stocks late in the reporting period was the announcement of U.S. tariffs on steel and aluminum, as well as on a range of goods from China, leading to concerns about the possibility of a wider trade war and economic disruption.

For the reporting period, large-capitalization stocks outperformed mid- and small-capitalization equities. In addition, growth-oriented stocks outperformed value-oriented equities across all market capitalizations. Consequently, large-capitalization growth stocks were the strongest-performing segment of the market. These outcomes can be explained in part by the significant outperformance of a handful of large growth-oriented companies that benefited from an ongoing shift toward e-commerce, digital advertising, cloud computing, mobile devices, and streaming services. At the same time, the underperforming value-oriented stocks tended to be those with little or no exposure to these technological trends. They were also more domestically focused and therefore did not benefit from strong global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.41%	9.45%	9.81%	9.41%	9.45%	9.81%
5 Years	15.06%	15.07%	15.38%	101.68%	101.79%	104.45%
10 Years	15.71%	15.72%	16.01%	330.36%	330.49%	341.61%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$960.90	$2.25	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 9.41%, net of fees, while the total return for the Index was 9.81%.

The pace of innovation remained rapid in the biotechnology industry, as U.S. Food and Drug Administration approvals of drugs reached their highest level in 21 years, with 46 new treatments, many coming from younger biotechnology companies. A breakthrough approval of the first gene therapy also appeared to improve investor confidence in the industry. Large pharmaceutical companies continued to seek cutting-edge therapies, as patent expiration on their legacy products increased the competition from generic drugs. The heightened interest in innovation across the industry supported biotechnology companies during the reporting period.

Corporate tax reform also benefited biotechnology and pharmaceutical companies during the reporting period. By lowering corporate tax rates and encouraging corporations to repatriate capital held overseas at a favorable tax rate, the new tax laws created opportunity for increased cash flow and acquisition activity. Other positive factors included an increase in new product launches, strong clinical trial performance, and a move toward divesting noncore business segments.

Countering those strengths, the ongoing controversy regarding drug pricing continued to present a challenge during the reporting period. Escalating drug prices in recent years have triggered government investigation and consumer backlash. Those factors led to more constrained price increases during the reporting period. Other negative factors included increased competition from generic drugs, as well as biosimilars (biopharmaceutical drugs demonstrated to have active properties similar to drugs that have already been licensed). In addition, biotechnology and pharmaceutical stocks declined significantly amid uncertainty regarding potential disruption from outside the healthcare sector. Moreover, pharmaceutical stocks in the Index retreated sharply late in the reporting period following President Trump’s pledge during his annual State of the Union address to reduce the price of prescription drugs.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Biotechnology	81.58%
Pharmaceuticals	11.39
Life Sciences Tools & Services	6.57
Health Care Equipment	0.27
Health Care Supplies	0.09
Health Care Distributors	0.05
Health Care Technology	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Celgene Corp.	8.30%
Gilead Sciences Inc.	7.76
Biogen Inc.	7.68
Amgen Inc.	7.52
Vertex Pharmaceuticals Inc.	5.58
Regeneron Pharmaceuticals Inc.	4.35
Illumina Inc.	4.20
Alexion Pharmaceuticals Inc.	3.39
Mylan NV	3.03
Incyte Corp.	2.42

TOTAL	54.23%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.19)%	(1.13)%	(0.66)%	(1.19)%	(1.13)%	(0.66)%
5 Years	(2.03)%	(2.03)%	(1.56)%	(9.75)%	(9.75)%	(7.55)%
10 Years	(0.82)%	(0.82)%	(0.35)%	(7.91)%	(7.91)%	(3.45)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$992.50	$2.29	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was -1.19%, net of fees, while the total return for the Index was -0.66%.

The decline in North American natural resources stocks occurred despite generally higher prices for natural resources during the reporting period. Prices for crude oil, gasoline, and heating oil initially declined through late June 2017 before rebounding to end the reporting period significantly higher. Other raw materials prices also ended the reporting period with gains, including gold, paper and pulp, and many industrial metals.

Crude oil prices benefited from positive supply-and-demand conditions, with prices reaching a four-year high above $70 per barrel in early 2018 as OPEC reiterated its intention to limit supply. Output was further limited by economic and political crises in Libya and Venezuela, where production hit a 28-year low in 2017. U.S. oil production and inventories declined in early 2018, at the same time global oil demand reached an all-time high. Solid global economic growth contributed to strong foreign demand for U.S. oil and other commodities. A weaker U.S. dollar also helped demand — many commodities are priced in U.S. dollars, so a lower U.S. dollar helped support global commodities demand.

Energy stocks were the primary detractors from the Index’s return for the reporting period. Within the energy sector, oil and gas equipment and services, oil and gas storage and transportation, and oil and gas exploration and production stocks posted significant declines, reflecting continued margin pressure and disappointing capital spending in the sector. However, oil and gas refining and marketing and transportation stocks contributed meaningfully to the Index’s performance, with refiners benefiting from the wide spread between the cost of crude oil and the price at which companies sell the refined output.

In the materials sector, the gold industry detracted the most from the Index’s return during the reporting period, while paper packaging and copper stocks contributed to the Index’s performance.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	69.35%
Energy Equipment & Services	12.11
Metals & Mining	8.82
Containers & Packaging	6.93
Construction Materials	2.12
Paper & Forest Products	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Exxon Mobil Corp.	7.47%
Chevron Corp.	7.47
Schlumberger Ltd.	5.20
ConocoPhillips	4.04
EOG Resources Inc.	3.53
Suncor Energy Inc.	3.29
Enbridge Inc.	3.09
Occidental Petroleum Corp.	2.88
Halliburton Co.	2.38
Phillips 66	2.34

TOTAL	41.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.48%	30.36%	31.12%	30.48%	30.36%	31.12%
5 Years	20.83%	20.82%	21.40%	157.61%	157.41%	163.73%
10 Years	14.29%	14.29%	14.81%	280.15%	280.28%	297.90%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,158.70	$2.48	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH ETF

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 30.48%, net of fees, while the total return for the Index was 31.12%.

Several of the largest U.S. technology companies posted robust profits during the reporting period. The capital raised in initial public offerings for technology stocks also increased in 2017, reflecting a relatively solid environment for technology stocks. Tax reform passed in December 2017, which lowered the tax rate for bringing back corporate profits held overseas, also benefited the U.S.’s multinational technology companies. Investors’ expectations for growth in innovative areas like artificial intelligence, blockchain, and smart devices also boosted technology stocks for the reporting period.

Software and services companies contributed the most to the Index’s return for the reporting period. Systems software and application software companies in the U.S. helped North American technology stocks, driven by strong growth in cloud computing and software-as-a-service (“SaaS”). SaaS connects the user to software through the cloud and the internet, instead of storing software on the user’s computer. In particular, rising adoption of SaaS led to new software development for the financial and human resources industries. IT services companies and internet software and services companies were also contributors, helped by increased demand in the data processing and outsourced services industry and growth in online advertising.

Consumer discretionary companies also contributed significantly to the Index’s return for the reporting period. Internet and direct market retailers benefited North American technology stocks, as e-commerce companies continued to compete with traditional brick-and-mortar retailers.

Semiconductor and semiconductor equipment manufacturers and technology hardware and equipment companies also contributed meaningfully to the Index’s return for the reporting period. Increased demand in the memory market benefited the semiconductors and semiconductor equipment industry, and the technology hardware and equipment industry contributed to the Index’s performance despite slowing smartphone sales.

In contrast, telecommunication services companies detracted slightly from the Index’s performance for the reporting period, due to slow growth and increased competition in the sector.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Software	20.70%
IT Services	16.55
Internet Software & Services	16.38
Semiconductors & Semiconductor Equipment	15.36
Internet & Direct Marketing Retail	12.17
Technology Hardware, Storage & Peripherals	10.53
Communications Equipment	4.52
Electronic Equipment, Instruments & Components	3.25
Other**	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Microsoft Corp.	8.68%
Apple Inc.	8.51
Amazon.com Inc.	8.32
Facebook Inc. Class A	5.47
Alphabet Inc. Class C NVS	4.15
Alphabet Inc. Class A	4.09
Intel Corp.	3.49
Visa Inc. Class A	3.08
Cisco Systems Inc.	2.95
Mastercard Inc. Class A	2.31

TOTAL	51.05%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.77%	13.78%	14.05%	13.77%	13.78%	14.05%
5 Years	12.55%	12.54%	12.96%	80.59%	80.54%	83.88%
10 Years	7.28%	7.29%	7.62%	101.87%	102.04%	108.35%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,119.30	$2.43	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 13.77%, net of fees, while the total return for the Index was 14.05%.

Every single industry contributed to the Index’s return for the reporting period. Communications equipment stocks, which represented approximately 98% of the Index on average, contributed the majority of the Index’s return, as several of the largest companies posted solid gains. Demand for network and cybersecurity solutions following several high-profile data breaches helped the communications equipment industry’s performance for the reporting period. Increased regulatory oversight around data privacy also benefited communications equipment companies, as businesses boosted spending on data security tools. U.S. tax reform lowered the tax rate for bringing back corporate profits held overseas, which further benefited some of the multinational companies in the Index.

The communications equipment industry also benefited from growth in land mobile radio (“LMR”) sales in the public-safety, commercial, and defense sectors during the reporting period. The U.S. is the largest LMR market worldwide due to the country’s focus on communication networks for the military and first responders. Rising defense spending throughout the world also helped the manufacturers of LMR products. The development of innovative LMR technology, which shifted from analog to digital signals, was another positive development for some of the communications equipment companies in the Index.

Growth in infrastructure-as-a-service (“IaaS”) solutions boosted communications equipment stocks during the reporting period, as businesses continued to invest in cloud-based server and storage solutions. Cloud service providers continued to drive the rapid construction of new data centers and upgrades to existing data centers, resulting in strong demand for communications equipment. Continued investments in high-speed switching equipment also helped communications equipment companies with industry-leading products.

Aerospace and defense stocks contributed minimally to the Index’s return for the reporting period, largely due to rising defense spending.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Communications Equipment	90.84%
Aerospace & Defense	9.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Harris Corp.	9.16%
Motorola Solutions Inc.	8.58
Palo Alto Networks Inc.	8.55
Cisco Systems Inc.	8.55
Arista Networks Inc.	7.68
CommScope Holding Co. Inc.	4.63
F5 Networks Inc.	4.60
ARRIS International PLC	4.60
Lumentum Holdings Inc.	4.57
Juniper Networks Inc.	4.38

TOTAL	65.30%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.30%	34.30%	34.91%	34.30%	34.30%	34.91%
5 Years	20.03%	20.02%	20.53%	149.12%	149.06%	154.38%
10 Years	14.49%	14.52%	14.94%	286.87%	288.12%	302.59%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,160.50	$2.48	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 34.30%, net of fees, while the total return for the Index was 34.91%.

Every single industry contributed to the Index’s return for the reporting period. U.S. application software companies contributed the most to the Index’s return, driven by strong growth in cloud computing. In particular, the widespread adoption of software-as-a-service (“SaaS”) greatly benefited the software industry, as businesses continued to shift management of technology to off-site service providers. Notably, the rise of SaaS also led to software development aimed at the financial and human resources industries.

Investors’ expectations for growth in innovative areas like artificial intelligence (“AI”) also boosted software stocks for the reporting period, with about half of AI spending flowing to the software industry. Companies also continued to invest in application software that streamlines business systems and improves customer service. Growth in digital marketing benefited application software stocks as well.

Systems software companies significantly contributed to the Index’s return for the reporting period, also driven by widespread adoption of cloud-based subscription services. Growth in infrastructure-as-a-service and platform-as-a-service solutions remained solid during the reporting period, as businesses continued to invest in cloud and data management software. Multiple high-profile data breaches during the reporting period also benefited systems software stocks, as companies invested more in cybersecurity solutions to protect their data.

U.S. home entertainment software stocks also contributed to the Index’s return for the reporting period, driven by strong sales in the mobile video game market. Rising digital-game downloads and in-game purchases benefited home entertainment software stocks. Video game companies also focused on broadening their audience by offering more varied content during the reporting period. Providing consumers with more free-to-play games and e-sports games helped home entertainment stocks.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Application Software	51.98%
Systems Software	35.16
Home Entertainment Software	12.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Adobe Systems Inc.	8.99%
Microsoft Corp.	8.70
salesforce.com Inc.	8.29
Oracle Corp.	7.90
Activision Blizzard Inc.	6.54
Intuit Inc.	4.82
Electronic Arts Inc.	4.49
ServiceNow Inc.	3.71
Autodesk Inc.	3.59
Red Hat Inc.	3.44

TOTAL	60.47%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of March 31, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.91%	32.85%	33.58%	32.91%	32.85%	33.58%
5 Years	26.54%	26.53%	27.20%	224.43%	224.34%	233.04%
10 Years	15.08%	15.08%	15.56%	307.46%	307.52%	324.55%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Total returns presented represent performance as of March 29, 2018, the last day the Fund’s listing exchange was open for trading during the reporting period.

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,140.10	$2.45	$1,000.00	$1,022.60	$2.32	0.46%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2018, the total return for the Fund was 32.91%, net of fees, while the total return for the Index was 33.58%.

The strong performance of semiconductor stocks during the reporting period was driven primarily by increased demand for integrated circuits and storage solutions for smartphones and products for servers and data centers. Despite another disappointing year for mergers and acquisitions in semiconductor industries, robust profits from several large companies significantly bolstered the Index’s return. Tax reform passed in December 2017, which lowered the tax rate for returning capital held overseas to the U.S., also benefited the U.S.’s largest technology companies.

Smartphones, tablets, and data centers rely on flash memory for storage, while desktop computers, workstations, and servers use working memory. Price increases for both types of memory benefited semiconductor stocks during the reporting period. Data center operators implemented flash storage options to streamline access to big data, and the resulting demand for flash memory components led to supply shortages. Continued investments in high-speed switching equipment also benefited semiconductor manufacturers, as cloud providers sought faster networks for data centers. Additionally, semiconductor manufacturers benefited from a large increase in demand for processors used in cryptocurrency, led by advances in blockchain technology.

Finally, the rise of artificial intelligence (“AI”) — self-driving cars, robots, and virtual assistants — also benefited semiconductor stocks. Innovations in these areas created new markets, as chipmakers developed components designed specifically for AI and machine learning purposes. Strong demand for wireless devices in several industries, including automotive and industrial, also helped semiconductor stocks. Semiconductor companies benefited as manufacturers increasingly automated factory floors to help drive efficiency and lower costs. The growth of wearable medical devices in the healthcare sector also helped semiconductor stocks.

ALLOCATION BY SECTOR

As of 3/31/18

Sector	Percentage of Total Investments*

Semiconductors	81.28%
Semiconductor Equipment	18.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/18

Security	Percentage of Total Investments*

Intel Corp.	8.66%
Texas Instruments Inc.	7.86
NVIDIA Corp.	7.84
Broadcom Ltd.	7.84
QUALCOMM Inc.	6.99
Micron Technology Inc.	4.38
Lam Research Corp.	4.34
Microchip Technology Inc.	4.21
Analog Devices Inc.	4.14
Taiwan Semiconductor Manufacturing Co. Ltd. ADR NVS	4.14

TOTAL	60.40%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

BIOTECHNOLOGY — 81.50%
ACADIA Pharmaceuticals Inc.[a,b]	1,546,899	$34,758,821
Acceleron Pharma Inc.[a,b]	563,411	22,029,370
Achaogen Inc.[a,b]	554,777	7,184,362
Achillion Pharmaceuticals Inc.[a,b]	1,710,556	6,346,163
Acorda Therapeutics Inc.[a,b]	579,892	13,714,446
Adamas Pharmaceuticals Inc.[a,b]	330,338	7,895,078
Adaptimmune Therapeutics PLC ADR[a,b]	805,006	9,040,217
Aduro Biotech Inc.[a,b]	958,939	8,918,133
Agios Pharmaceuticals Inc.[a,b]	711,118	58,155,230
Aimmune Therapeutics Inc.[a,b]	701,914	22,341,923
Akebia Therapeutics Inc.[a,b]	586,367	5,588,078
Alder Biopharmaceuticals Inc.[a,b]	841,602	10,688,345
Alexion Pharmaceuticals Inc.[a]	2,749,945	306,508,870
Alkermes PLC[a,b]	1,936,907	112,263,130
Alnylam Pharmaceuticals Inc.[a,b]	1,238,832	147,544,891
AMAG Pharmaceuticals Inc.[a,b]	438,277	8,831,282
Amarin Corp. PLC ADR[a,b]	3,337,682	10,046,423
Amgen Inc.	3,981,449	678,757,426
Amicus Therapeutics Inc.[a,b]	2,302,634	34,631,615
AnaptysBio Inc.[a,b]	291,485	30,337,759
Arbutus Biopharma Corp.[a]	682,917	3,414,585
Ardelyx Inc.[a,b]	589,660	2,977,783
Arena Pharmaceuticals Inc.[a,b]	487,054	19,238,633
Array BioPharma Inc.[a,b]	2,575,535	42,032,731
Arrowhead Pharmaceuticals Inc.[a,b]	1,076,576	7,762,113
Ascendis Pharma A/S ADR[a]	404,854	26,477,452
Atara Biotherapeutics Inc.[a,b]	481,769	18,788,991
Athenex Inc.[a]	772,697	13,143,576
Audentes Therapeutics Inc.[a,b]	441,677	13,272,394
Aurinia Pharmaceuticals Inc.[a,b]	1,042,648	5,411,343
Avexis Inc.[a,b]	455,568	56,299,093
Axovant Sciences Ltd.[a]	1,362,989	1,812,775
BeiGene Ltd. ADR[a,b]	348,520	58,551,360
Bellicum Pharmaceuticals Inc.[a,b]	412,526	2,706,171
BioCryst Pharmaceuticals Inc.[a,b]	1,221,040	5,824,361
Biogen Inc.[a]	2,531,373	693,140,555
BioMarin Pharmaceutical Inc.[a,b]	2,184,138	177,068,068
Bluebird Bio Inc.[a,b]	619,974	105,860,561
Blueprint Medicines Corp.[a,b]	542,138	49,714,055
Calithera Biosciences Inc.[a]	440,087	2,772,548
Calyxt Inc.[a,b]	343,529	4,507,100

Security	Shares	Value
Cara Therapeutics Inc.[a,b]	404,503	$5,007,747
Celgene Corp.[a]	8,396,606	749,061,221
Celldex Therapeutics Inc.[a,b]	1,686,856	3,930,374
Cellectis SA ADR[a]	123,067	3,877,841
ChemoCentryx Inc.[a,b]	604,942	8,227,211
Chimerix Inc.[a,b]	580,879	3,020,571
China Biologic Products Holdings Inc.[a]	342,521	27,744,201
Clovis Oncology Inc.[a,b]	628,089	33,163,099
Coherus Biosciences Inc.[a,b]	742,530	8,204,957
Concert Pharmaceuticals Inc.[a]	282,489	6,468,998
Corbus Pharmaceuticals Holdings Inc.[a,b]	689,048	4,203,193
Corvus Pharmaceuticals Inc.[a,b]	261,011	3,009,457
CRISPR Therapeutics AGa,b	570,862	26,094,102
Curis Inc.[a,b]	2,035,261	1,329,636
Cytokinetics Inc.[a]	668,430	4,812,696
CytomX Therapeutics Inc.[a,b]	476,454	13,555,116
DBV Technologies SA ADR NVS[a]	294,752	6,799,929
Eagle Pharmaceuticals Inc./DEa,b	184,361	9,713,981
Editas Medicine Inc.[a,b]	581,183	19,266,216
Enanta Pharmaceuticals Inc.[a,b]	237,683	19,230,932
Epizyme Inc.[a,b]	859,439	15,255,042
Esperion Therapeutics Inc.[a,b]	328,714	23,775,884
Exelixis Inc.[a,b]	3,675,631	81,415,227
FibroGen Inc.[a,b]	1,025,459	47,376,206
Five Prime Therapeutics Inc.[a,b]	431,215	7,408,274
Flexion Therapeutics Inc.[a,b]	465,687	10,436,046
Foundation Medicine Inc.[a,b]	453,153	35,685,799
G1 Therapeutics Inc.[a,b]	352,852	13,073,167
Galapagos NV ADR NVS[a]	133,183	13,286,336
Genomic Health Inc.[a]	431,504	13,501,760
Geron Corp.[a,b]	1,975,255	8,394,834
Gilead Sciences Inc.	9,293,488	700,636,060
Global Blood Therapeutics Inc.[a,b]	583,768	28,195,994
GlycoMimetics Inc.[a]	425,956	6,913,266
Grifols SA ADR NVS	1,810,163	38,375,456
Halozyme Therapeutics Inc.[a,b]	1,774,828	34,768,881
ImmunoGen Inc.[a,b]	1,640,546	17,258,544
Immunomedics Inc.[a,b]	2,056,307	30,042,645
Incyte Corp.[a]	2,625,642	218,794,748
Inovio Pharmaceuticals Inc.[a,b]	1,120,116	5,275,746
Insmed Inc.[a,b]	950,431	21,403,706
Insys Therapeutics Inc.[a,b]	909,480	5,493,259
Intellia Therapeutics Inc.[a,b]	525,168	11,075,793

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2018

Security	Shares	Value
Intercept Pharmaceuticals Inc.[a,b]	312,262	$19,210,358
Ionis Pharmaceuticals Inc.[a,b]	1,555,596	68,570,672
Iovance Biotherapeutics Inc.[a,b]	1,087,068	18,371,449
Ironwood Pharmaceuticals Inc.[a,b]	1,698,187	26,203,025
Jounce Therapeutics Inc.[a]	400,003	8,940,067
Karyopharm Therapeutics Inc.[a,b]	614,414	8,245,436
Kura Oncology Inc.[a]	374,820	7,027,875
Lexicon Pharmaceuticals Inc.[a,b]	1,309,799	11,224,977
Ligand Pharmaceuticals Inc.[a,b]	261,809	43,240,374
Loxo Oncology Inc.[a,b]	371,369	42,844,842
MacroGenics Inc.[a,b]	457,972	11,522,576
MannKind Corp.[a,b]	1,511,847	3,447,011
Mersana Therapeutics Inc.[a,b]	282,251	4,451,098
Minerva Neurosciences Inc.[a,b]	480,078	3,000,488
Momenta Pharmaceuticals Inc.[a]	953,407	17,304,337
Myriad Genetics Inc.[a,b]	866,473	25,604,277
NantKwest Inc.[a,b]	985,636	3,834,124
Neurocrine Biosciences Inc.[a,b]	1,107,409	91,837,428
NewLink Genetics Corp.[a,b]	459,934	3,334,522
Novavax Inc.[a,b]	4,018,773	8,439,423
OPKO Health Inc.[a,b]	6,939,319	21,997,641
PDL BioPharma Inc.[a]	1,914,560	5,628,806
Portola Pharmaceuticals Inc.[a,b]	809,434	26,436,114
Progenics Pharmaceuticals Inc.[a,b]	871,685	6,502,770
Prothena Corp. PLC[a,b]	478,088	17,550,611
PTC Therapeutics Inc.[a,b]	514,671	13,926,997
Puma Biotechnology Inc.[a,b]	465,547	31,680,473
Ra Pharmaceuticals Inc.[a,b]	384,885	2,043,739
Radius Health Inc.[a,b]	553,152	19,880,283
Regeneron Pharmaceuticals Inc.[a]	1,141,801	393,190,592
REGENXBIO Inc.[a,b]	386,353	11,532,637
Repligen Corp.[a,b]	540,708	19,562,815
Retrophin Inc.[a,b]	492,376	11,009,527
Rigel Pharmaceuticals Inc.[a,b]	1,817,195	6,432,870
Sage Therapeutics Inc.[a,b]	567,805	91,456,351
Sangamo Therapeutics Inc.[a,b]	1,048,466	19,920,854
Sarepta Therapeutics Inc.[a,b]	801,749	59,401,583
Savara Inc.[a,b]	378,357	3,480,884
Seattle Genetics Inc.[a,b]	1,959,146	102,541,702
Seres Therapeutics Inc.[a,b]	502,772	3,690,346
Shire PLC ADR NVS[b]	869,226	129,853,672
Spark Therapeutics Inc.[a,b]	461,672	30,742,739
Spectrum Pharmaceuticals Inc.[a,b]	1,248,696	20,091,519
Strongbridge Biopharma PLC[a,b]	560,178	4,957,575
Syndax Pharmaceuticals Inc.[a,b]	302,279	4,301,430

Security	Shares	Value
Synergy Pharmaceuticals Inc.[a,b]	3,059,778	$5,599,394
TESARO Inc.[a,b]	676,851	38,675,266
Tocagen Inc.[a]	244,042	2,891,898
Ultragenyx Pharmaceutical Inc.[a,b]	615,312	31,374,759
uniQure NVa	382,069	8,978,622
United Therapeutics Corp.[a,b]	536,380	60,267,657
Vanda Pharmaceuticals Inc.[a]	563,641	9,497,351
Veracyte Inc.[a]	433,252	2,408,881
Vertex Pharmaceuticals Inc.[a]	3,092,005	503,934,975
Vital Therapies Inc.[a,b]	532,773	3,622,856
Voyager Therapeutics Inc.[a]	398,499	7,487,796
Xencor Inc.[a,b]	583,149	17,482,807

		7,367,613,112
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Cerus Corp.[a,b]	1,566,040	8,581,899
Novocure Ltd.[a,b]	1,114,968	24,306,302

		32,888,201
HEALTH CARE PROVIDERS & SERVICES — 0.05%
PetIQ Inc.[a,b]	164,025	4,363,065

		4,363,065
HEALTH CARE TECHNOLOGY — 0.05%
NantHealth Inc.[a,b]	1,343,700	4,098,285

		4,098,285
LIFE SCIENCES TOOLS & SERVICES — 6.57%
Bio-Techne Corp.	464,858	70,212,152
Illumina Inc.[a,b]	1,604,295	379,287,424
Luminex Corp.[b]	547,359	11,532,854
Medpace Holdings Inc.[a,b]	440,215	15,367,906
NanoString Technologies Inc.[a,b]	314,875	2,364,711
Pacific Biosciences of California Inc.[a,b]	1,614,054	3,308,811
PRA Health Sciences Inc.[a,b]	791,308	65,646,912
Syneos Health Inc.[a,b]	1,297,342	46,055,641

		593,776,411
PHARMACEUTICALS — 11.37%
Aclaris Therapeutics Inc.[a,b]	382,498	6,701,365
Aerie Pharmaceuticals Inc.[a,b]	470,344	25,516,162
Akcea Therapeutics Inc.[a,b]	826,539	21,167,664
Amphastar Pharmaceuticals Inc.[a,b]	570,321	10,693,519
ANI Pharmaceuticals Inc.[a,b]	144,532	8,414,653
Aratana Therapeutics Inc.[a,b]	530,948	2,341,481
Avadel Pharmaceuticals PLC ADR[a,b]	511,164	3,726,386

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2018

Security	Shares	Value
Collegium Pharmaceutical Inc.[a,b]	403,929	$10,320,386
Corium International Inc.[a,b]	448,104	5,139,753
Depomed Inc.[a,b]	781,674	5,151,232
Dermira Inc.[a,b]	518,794	4,145,164
Dova Pharmaceuticals Inc.[a,b]	349,521	9,479,010
Endo International PLC[a,b]	2,770,496	16,456,746
Endocyte Inc.[a]	821,015	7,463,026
Foamix Pharmaceuticals Ltd.[a,b]	464,563	2,383,208
GW Pharmaceuticals PLC ADR NVS[a]	328,347	36,994,857
Horizon Pharma PLC[a,b]	2,041,452	28,988,618
Innoviva Inc.[a]	1,263,206	21,057,644
Intra-Cellular Therapies Inc.[a,b]	677,025	14,251,376
Jazz Pharmaceuticals PLC[a,b]	741,853	112,012,384
Kala Pharmaceuticals Inc.[a,b]	304,180	4,815,169
Marinus Pharmaceuticals Inc.[a]	509,038	1,944,525
Medicines Co. (The)[a,b]	904,277	29,786,884
Mylan NVa	6,654,397	273,961,525
MyoKardia Inc.[a,b]	443,360	21,635,968
Nabriva Therapeutics PLC[a]	451,983	2,273,475
Nektar Therapeutics[a,b]	1,953,358	207,563,821
Neos Therapeutics Inc.[a,b]	354,543	2,942,707
Omeros Corp.[a,b]	595,477	6,651,478
Pacira Pharmaceuticals Inc./DEa,b	505,020	15,731,373
Paratek Pharmaceuticals Inc.[a,b]	387,623	5,039,099
Reata Pharmaceuticals Inc. Series Aa,b	246,139	5,048,311
Revance Therapeutics Inc.[a,b]	452,579	13,939,433
Sienna Biopharmaceuticals Inc.[a,b]	254,782	4,784,806
Supernus Pharmaceuticals Inc.[a,b]	635,899	29,124,174
Teligent Inc.[a,b]	659,418	2,215,644
Tetraphase Pharmaceuticals Inc.[a,b]	646,376	1,984,374
TherapeuticsMD Inc.[a,b]	2,684,892	13,075,424
Theravance Biopharma Inc.[a,b]	674,580	16,358,565
Zogenix Inc.[a,b]	424,896	17,017,085

		1,028,298,474

TOTAL COMMON STOCKS
(Cost: $10,380,914,396)		9,031,037,548

Security	Shares	Value
SHORT-TERM INVESTMENTS — 12.93%

MONEY MARKET FUNDS — 12.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	1,158,426,318	$1,158,426,318
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	10,935,163	10,935,163

		1,169,361,481

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,169,382,122)		1,169,361,481

TOTAL INVESTMENTS IN SECURITIES — 112.83% (Cost: $11,550,296,518)		10,200,399,029
Other Assets, Less Liabilities — (12.83)%		(1,160,277,670)

NET ASSETS — 100.00%		$9,040,121,359

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,365,804,755	—		(207,378,437)[b]	1,158,426,318	$1,158,426,318	$11,654,395	[c]	$(107,114)	$(428,734)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,951,408	1,983,755	[b]	—	10,935,163	10,935,163	54,274		—	—

						$1,169,361,481	$11,708,669		$(107,114)	$(428,734)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$9,031,037,548	$—	$—	$9,031,037,548
Money market funds	1,169,361,481	—	—	1,169,361,481

Total	$10,200,399,029	$—	$—	$10,200,399,029

See notes to financial statements.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.78%

CONSTRUCTION MATERIALS — 2.11%
Eagle Materials Inc.	26,162	$2,695,994
Martin Marietta Materials Inc.	33,791	7,004,874
Summit Materials Inc. Class Aa	59,155	1,791,214
Vulcan Materials Co.	71,282	8,138,266

		19,630,348
CONTAINERS & PACKAGING — 6.92%
AptarGroup Inc.	33,420	3,002,119
Avery Dennison Corp.	47,310	5,026,687
Ball Corp.	188,349	7,479,339
Bemis Co. Inc.	48,950	2,130,304
Berry Global Group Inc.[a]	70,592	3,869,148
Crown Holdings Inc.[a]	72,246	3,666,484
Graphic Packaging Holding Co.	166,643	2,557,970
Greif Inc. Class A NVS	13,911	726,850
International Paper Co.	222,185	11,871,345
Owens-Illinois Inc.[a]	87,749	1,900,643
Packaging Corp. of America	50,766	5,721,328
Sealed Air Corp.	90,057	3,853,539
Silgan Holdings Inc.	39,793	1,108,235
Sonoco Products Co.	53,530	2,596,205
WestRock Co.	137,256	8,807,717

		64,317,913
ENERGY EQUIPMENT & SERVICES — 12.09%
Baker Hughes a GE Co.	227,371	6,314,093
Core Laboratories NVb	23,734	2,568,493
Diamond Offshore Drilling Inc.[a,b]	34,799	510,153
Dril-Quip Inc.[a,b]	20,498	918,310
Ensco PLC Class Ab	235,669	1,034,587
Forum Energy Technologies Inc.[a,b]	38,679	425,469
Frank’s International NVb	34,422	186,911
Halliburton Co.	469,474	22,037,110
Helmerich & Payne Inc.	58,576	3,898,819
Nabors Industries Ltd.	169,246	1,183,030
National Oilwell Varco Inc.	204,483	7,527,019
Oceaneering International Inc.	53,254	987,329
Oil States International Inc.[a,b]	32,178	843,064
Patterson-UTI Energy Inc.	119,602	2,094,231
Rowan Companies PLC Class Aa	61,080	704,863
RPC Inc.[b]	32,804	591,456
Schlumberger Ltd.	744,630	48,237,131
Superior Energy Services Inc.[a,b]	82,667	696,883
TechnipFMC PLC	235,906	6,947,432

Security	Shares	Value
Transocean Ltd.[a]	234,575	$2,322,293
U.S. Silica Holdings Inc.	43,532	1,110,937
Weatherford International PLC[a,b]	532,770	1,220,043

		112,359,656
METALS & MINING — 8.80%
Agnico Eagle Mines Ltd.[b]	125,449	5,277,639
Alcoa Corp.[a]	92,673	4,166,578
B2Gold Corp.[a]	527,136	1,439,081
Barrick Gold Corp.	627,681	7,814,628
Compass Minerals International Inc.	18,204	1,097,701
Franco-Nevada Corp.[b]	100,040	6,841,736
Freeport-McMoRan Inc.[a]	724,487	12,729,237
Goldcorp Inc.[b]	466,679	6,449,504
IAMGOLD Corp.[a,b]	250,550	1,300,355
Kinross Gold Corp.[a]	670,971	2,650,335
New Gold Inc.[a]	311,299	803,151
Newmont Mining Corp.	287,038	11,214,575
Pan American Silver Corp.[b]	82,490	1,332,214
Royal Gold Inc.	35,217	3,024,084
Tahoe Resources Inc.	168,763	791,498
Teck Resources Ltd. Class B	270,802	6,975,860
Turquoise Hill Resources Ltd.[a]	529,592	1,625,847
Wheaton Precious Metals Corp.[b]	238,209	4,852,317
Yamana Gold Inc.[b]	511,268	1,411,100

		81,797,440
OIL, GAS & CONSUMABLE FUELS — 69.20%
Anadarko Petroleum Corp.	294,400	17,784,704
Andeavor	76,116	7,654,225
Antero Resources Corp.[a]	115,809	2,298,809
Apache Corp.	205,240	7,897,635
Cabot Oil & Gas Corp.	247,928	5,945,313
Callon Petroleum Co.[a,b]	108,325	1,434,223
Cameco Corp.	212,898	1,935,243
Canadian Natural Resources Ltd.[b]	586,951	18,471,348
Carrizo Oil & Gas Inc.[a,b]	41,536	664,576
Cenovus Energy Inc.[b]	548,717	4,686,043
Centennial Resource Development Inc./DE Class Aa	92,335	1,694,347
Cheniere Energy Inc.[a,b]	108,695	5,809,748
Chesapeake Energy Corp.[a]	490,211	1,480,437
Chevron Corp.	607,465	69,275,309
Cimarex Energy Co.	51,351	4,801,318
CNX Resources Corp.[a]	108,258	1,670,421
Concho Resources Inc.[a,b]	80,206	12,057,368
ConocoPhillips	631,985	37,470,391

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2018

Security	Shares	Value
Continental Resources Inc./OKa,b	46,430	$2,737,049
Crescent Point Energy Corp.[b]	293,666	1,996,929
CVR Energy Inc.	8,395	253,697
Delek U.S. Holdings Inc.	40,672	1,655,350
Devon Energy Corp.	283,070	8,998,795
Diamondback Energy Inc.[a]	52,819	6,682,660
Enbridge Inc.	912,000	28,700,640
Encana Corp.[b]	523,542	5,758,962
Energen Corp.[a]	52,297	3,287,389
EOG Resources Inc.	311,337	32,774,446
EQT Corp.	131,732	6,258,587
Extraction Oil & Gas Inc.[a,b]	66,807	765,608
Exxon Mobil Corp.	928,982	69,311,347
Gulfport Energy Corp.[a]	88,282	851,921
Hess Corp.	144,089	7,293,785
HollyFrontier Corp.	95,431	4,662,759
Kinder Morgan Inc./DE	1,020,805	15,373,323
Kosmos Energy Ltd.[a,b]	123,170	775,971
Laredo Petroleum Inc.[a]	71,780	625,204
Marathon Oil Corp.	457,165	7,374,071
Marathon Petroleum Corp.	255,248	18,661,181
Matador Resources Co.[a]	52,230	1,562,199
Murphy Oil Corp.	87,283	2,255,393
Newfield Exploration Co.[a]	107,461	2,624,198
Noble Energy Inc.	264,826	8,024,228
Oasis Petroleum Inc.[a,b]	143,158	1,159,580
Occidental Petroleum Corp.	411,691	26,743,447
ONEOK Inc.	220,943	12,576,076
Parsley Energy Inc. Class Aa	127,570	3,698,254
PBF Energy Inc. Class A	59,458	2,015,626
PDC Energy Inc.[a,b]	35,431	1,737,182
Peabody Energy Corp.	56,227	2,052,286
Pembina Pipeline Corp.	270,825	8,457,865
Phillips 66	225,902	21,668,520
Pioneer Natural Resources Co.	91,631	15,740,373
QEP Resources Inc.[a]	130,225	1,274,903
Range Resources Corp.	121,606	1,768,151
RSP Permian Inc.[a]	67,412	3,160,275
SemGroup Corp. Class A	35,769	765,457
SM Energy Co.	55,400	998,862
Southwestern Energy Co.[a]	274,143	1,187,039
Suncor Energy Inc.	883,021	30,499,545
Targa Resources Corp.	116,023	5,105,012
Tellurian Inc.[a,b]	34,093	245,811
TransCanada Corp.	474,227	19,590,317

Security	Shares	Value
Valero Energy Corp.	233,072	$21,622,089
Vermilion Energy Inc.	65,706	2,120,990
Whiting Petroleum Corp.[a,b]	48,723	1,648,786
Williams Companies Inc. (The)	445,146	11,066,330
World Fuel Services Corp.	36,530	896,812
WPX Energy Inc.[a]	214,255	3,166,689

		643,263,427
PAPER & FOREST PRODUCTS — 0.66%
Domtar Corp.	33,823	1,438,831
KapStone Paper and Packaging Corp.	47,278	1,622,108
Louisiana-Pacific Corp.	77,991	2,243,801
Norbord Inc.	23,725	861,929

		6,166,669

TOTAL COMMON STOCKS
(Cost: $1,204,196,835)		927,535,453

SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	35,370,764	35,370,764
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	1,117,761	1,117,761

		36,488,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,489,940)		36,488,525

TOTAL INVESTMENTS IN SECURITIES — 103.71% (Cost: $1,240,686,775)		964,023,978
Other Assets, Less Liabilities — (3.71)%		(34,452,488)

NET ASSETS — 100.00%		$929,571,490

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,820,607	8,550,157	[b]	—	35,370,764	$35,370,764	$161,952	[c]	$(12,780)	$(8,612)
BlackRock Cash Funds: Treasury, SL Agency Shares	501,098	616,663	[b]	—	1,117,761	1,117,761	10,328		—	—

						$36,488,525	$172,280		$(12,780)	$(8,612)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$927,535,453	$—	$—	$927,535,453
Money market funds	36,488,525	—	—	36,488,525

Total	$964,023,978	$—	$—	$964,023,978

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 0.27%
Harris Corp.	24,842	$4,006,518

		4,006,518
COMMUNICATIONS EQUIPMENT — 4.52%
Acacia Communications Inc.[a,b]	4,113	158,187
ADTRAN Inc.	10,200	158,610
Arista Networks Inc.[a]	9,886	2,523,896
ARRIS International PLC[a]	36,433	968,025
Ciena Corp.[a,b]	30,018	777,466
Cisco Systems Inc.	1,007,186	43,198,207
CommScope Holding Co. Inc.[a]	40,393	1,614,508
EchoStar Corp. Class Aa	10,092	532,555
Extreme Networks Inc.[a,b]	24,131	267,130
F5 Networks Inc.[a]	12,939	1,871,109
Finisar Corp.[a,b]	24,160	381,970
Infinera Corp.[a,b]	31,331	340,255
InterDigital Inc./PA	7,123	524,253
Juniper Networks Inc.	71,887	1,749,011
Lumentum Holdings Inc.[a]	12,947	826,019
Motorola Solutions Inc.	33,898	3,569,459
NETGEAR Inc.[a]	6,446	368,711
NetScout Systems Inc.[a]	18,481	486,974
Oclaro Inc.[a]	34,549	330,288
Palo Alto Networks Inc.[a]	19,228	3,490,267
Plantronics Inc.	6,954	419,813
Ubiquiti Networks Inc.[a,b]	4,766	327,901
ViaSat Inc.[a,b]	11,470	753,808
Viavi Solutions Inc.[a]	47,316	459,911

		66,098,333
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.25%
Amphenol Corp. Class A	63,922	5,505,602
Anixter International Inc.[a]	5,957	451,243
Arrow Electronics Inc.[a]	18,354	1,413,625
Avnet Inc.	25,097	1,048,051
AVX Corp.	9,476	156,828
Belden Inc.	8,774	604,880
Benchmark Electronics Inc.	10,283	306,947
CDW Corp./DE	32,028	2,251,889
Celestica Inc.[a]	25,505	263,977
Cognex Corp.[b]	36,234	1,883,806
Coherent Inc.[a]	5,215	977,291
Corning Inc.	181,848	5,069,922
Dolby Laboratories Inc. Class A	12,600	800,856

Security	Shares	Value
Fabrinet[a,b]	7,594	$238,300
Fitbit Inc. Class Aa	35,736	182,254
FLIR Systems Inc.	28,894	1,444,989
II-VI Inc.[a]	11,505	470,554
Insight Enterprises Inc.[a]	7,270	253,941
IPG Photonics Corp.[a]	7,900	1,843,702
Itron Inc.[a]	7,107	508,506
Jabil Inc.	36,665	1,053,385
Keysight Technologies Inc.[a]	39,763	2,083,184
Knowles Corp.[a]	18,531	233,305
Littelfuse Inc.	5,198	1,082,120
Methode Electronics Inc.	7,801	305,019
National Instruments Corp.	22,332	1,129,329
Novanta Inc.[a,b]	6,826	355,976
OSI Systems Inc.[a]	3,746	244,501
Plexus Corp.[a]	6,929	413,869
Rogers Corp.[a]	3,819	456,523
Sanmina Corp.[a]	14,716	384,823
SYNNEX Corp.	6,073	719,043
TE Connectivity Ltd.	73,489	7,341,551
Tech Data Corp.[a]	7,284	620,087
Trimble Inc.[a]	51,944	1,863,751
TTM Technologies Inc.[a,b]	19,615	299,913
Universal Display Corp.[b]	8,749	883,649
VeriFone Systems Inc.[a]	22,961	353,140
Vishay Intertechnology Inc.	27,916	519,238
Zebra Technologies Corp. Class Aa	11,142	1,550,855

		47,570,424
INTERNET & DIRECT MARKETING RETAIL — 12.17%
Amazon.com Inc.[a]	84,005	121,583,797
Booking Holdings Inc.[a]	10,197	21,213,737
Expedia Group Inc.	25,601	2,826,606
Groupon Inc.[a,b]	83,855	363,931
Liberty Expedia Holdings Inc. Class Aa	11,247	441,782
Liberty Interactive Corp. QVC Group Series Aa	99,333	2,500,212
Netflix Inc.[a]	90,725	26,795,629
Nutrisystem Inc.	6,454	173,935
Shutterfly Inc.[a]	6,734	547,137
TripAdvisor Inc.[a,b]	22,795	932,088
Wayfair Inc. Class Aa,b	8,684	586,430

		177,965,284

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2018

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 16.37%
2U Inc.[a,b]	10,821	$909,289
Akamai Technologies Inc.[a,b]	35,579	2,525,397
Alarm.com Holdings Inc.[a]	5,289	199,607
Alphabet Inc. Class Aa	57,616	59,755,858
Alphabet Inc. Class C NVS[a]	58,749	60,616,631
Box Inc. Class Aa	24,912	511,942
Cars.com Inc.[a,b]	14,938	423,194
Cision Ltd.[a]	8,324	96,309
Cloudera Inc.[a]	17,137	369,816
Cornerstone OnDemand Inc.[a]	10,823	423,288
Coupa Software Inc.[a,b]	5,558	253,556
eBay Inc.[a]	196,911	7,923,699
Endurance International Group Holdings Inc.[a,b]	14,672	108,573
Envestnet Inc.[a]	9,294	532,546
Etsy Inc.[a]	23,037	646,418
Facebook Inc. Class Aa	500,909	80,040,249
GoDaddy Inc. Class Aa	22,220	1,364,752
Gogo Inc.[a,b]	12,540	108,220
GrubHub Inc.[a,b]	18,209	1,847,667
GTT Communications Inc.[a]	6,909	391,740
IAC/InterActiveCorp.[a,b]	15,944	2,493,323
j2 Global Inc.	10,227	807,115
LogMeIn Inc.	10,970	1,267,584
Match Group Inc.[a,b]	12,267	545,145
MuleSoft Inc. Class Aa	9,846	433,027
New Relic Inc.[a]	8,986	666,042
NIC Inc.	13,658	181,651
Nutanix Inc. Class Aa,b	12,361	607,049
Pandora Media Inc.[a,b]	51,883	260,972
Q2 Holdings Inc.[a,b]	7,068	321,947
Shopify Inc. Class Aa	19,264	2,400,102
Shutterstock Inc.[a]	3,969	191,107
Stamps.com Inc.[a]	3,446	692,818
Trade Desk Inc. (The) Class Aa	4,202	208,503
TrueCar Inc.[a]	16,449	155,608
Twilio Inc. Class Aa	14,335	547,310
Twitter Inc.[a]	135,222	3,922,790
VeriSign Inc.[a,b]	17,475	2,071,836
Web.com Group Inc.[a]	10,217	184,928
Yelp Inc.[a]	15,773	658,523
Zillow Group Inc. Class Aa	10,046	542,484
Zillow Group Inc. Class C NVS[a,b]	21,873	1,176,767

		239,385,382

Security	Shares	Value
IT SERVICES — 16.54%
Accenture PLC Class A	128,925	$19,789,988
Acxiom Corp.[a]	16,319	370,604
Alliance Data Systems Corp.	10,072	2,143,926
Automatic Data Processing Inc.	92,618	10,510,291
Black Knight Inc.[a]	24,517	1,154,751
Blackhawk Network Holdings Inc.[a]	11,679	522,051
Booz Allen Hamilton Holding Corp.	30,352	1,175,229
Broadridge Financial Solutions Inc.	24,409	2,677,423
CACI International Inc. Class Aa	5,109	773,247
Cardtronics PLC Class Aa,b	9,786	218,326
CGI Group Inc. Class Aa	53,394	3,077,630
Cognizant Technology Solutions Corp. Class A	122,853	9,889,667
Conduent Inc.[a]	41,319	770,186
Convergys Corp.	19,024	430,323
CoreLogic Inc./U.S.[a]	17,050	771,172
CSG Systems International Inc.	7,045	319,068
CSRA Inc.	34,146	1,407,840
DST Systems Inc.	12,401	1,037,344
DXC Technology Co.	59,691	6,000,736
EPAM Systems Inc.[a,b]	10,415	1,192,726
Euronet Worldwide Inc.[a,b]	11,012	869,067
EVERTEC Inc.	12,705	207,727
ExlService Holdings Inc.[a]	7,024	391,728
Fidelity National Information Services Inc.	69,294	6,673,012
First Data Corp. Class Aa	92,773	1,484,368
Fiserv Inc.[a]	86,458	6,165,320
FleetCor Technologies Inc.[a]	18,791	3,805,178
Gartner Inc.[a]	18,985	2,233,016
Genpact Ltd.	31,676	1,013,315
Global Payments Inc.	33,300	3,713,616
International Business Machines Corp.	179,105	27,480,080
Jack Henry & Associates Inc.	16,166	1,955,278
Leidos Holdings Inc.	29,791	1,948,331
ManTech International Corp./VA Class A	5,350	296,765
Mastercard Inc. Class A	193,000	33,805,880
MAXIMUS Inc.	13,580	906,329
Paychex Inc.	66,890	4,119,755
PayPal Holdings Inc.[a]	235,860	17,894,698

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2018

Security	Shares	Value
Presidio Inc.[a]	6,619	$103,521
Sabre Corp.	43,641	936,099
Science Applications International Corp.	8,903	701,556
Square Inc. Class Aa,b	56,257	2,767,844
Sykes Enterprises Inc.[a]	8,444	244,369
Syntel Inc.[a]	7,850	200,411
Teradata Corp.[a]	25,663	1,018,051
Total System Services Inc.	34,600	2,984,596
Travelport Worldwide Ltd.	25,699	419,922
TTEC Holdings Inc.	2,711	83,228
Visa Inc. Class A	376,870	45,081,189
Western Union Co. (The)	96,104	1,848,080
WEX Inc.[a]	8,340	1,306,211
Worldpay Inc. Class Aa	62,126	5,109,242

		242,000,310
MEDIA — 0.07%
GCI Liberty Inc. Class Aa	20,540	1,085,744

		1,085,744
PROFESSIONAL SERVICES — 0.19%
CoStar Group Inc.[a]	7,552	2,738,959

		2,738,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.35%
Advanced Energy Industries Inc.[a]	8,355	533,884
Advanced Micro Devices Inc.[a]	172,366	1,732,278
Amkor Technology Inc.[a]	25,774	261,091
Analog Devices Inc.	77,382	7,051,822
Applied Materials Inc.	219,573	12,210,454
Broadcom Ltd.	85,820	20,223,483
Brooks Automation Inc.	14,496	392,552
Cabot Microelectronics Corp.	5,346	572,610
Cavium Inc.[a]	14,652	1,163,076
Cirrus Logic Inc.[a]	13,381	543,670
Cree Inc.[a,b]	20,671	833,248
Cypress Semiconductor Corp.	74,310	1,260,298
Diodes Inc.[a]	8,181	249,193
Entegris Inc.	29,483	1,026,008
First Solar Inc.[a,b]	17,011	1,207,441
Inphi Corp.[a,b]	9,056	272,586
Integrated Device Technology Inc.[a]	27,647	844,892
Intel Corp.	978,436	50,956,947
KLA-Tencor Corp.	32,772	3,572,476
Kulicke & Soffa Industries Inc.[a]	14,743	368,722

Security	Shares	Value
Lam Research Corp.	34,098	$6,927,350
MACOM Technology Solutions Holdings Inc.[a,b]	8,801	146,097
Marvell Technology Group Ltd.	89,972	1,889,412
Maxim Integrated Products Inc.	58,843	3,543,525
MaxLinear Inc.[a,b]	12,968	295,022
Microchip Technology Inc.[b]	49,037	4,480,020
Micron Technology Inc.[a]	241,707	12,602,603
Microsemi Corp.[a]	24,606	1,592,500
MKS Instruments Inc.	11,401	1,318,526
Monolithic Power Systems Inc.	8,087	936,232
NVIDIA Corp.	126,486	29,292,893
ON Semiconductor Corp.[a]	88,838	2,172,977
Power Integrations Inc.	6,299	430,537
Qorvo Inc.[a]	26,466	1,864,530
QUALCOMM Inc.	309,496	17,149,173
Rambus Inc.[a]	22,972	308,514
Semtech Corp.[a]	13,832	540,140
Silicon Laboratories Inc.[a]	8,985	807,751
Skyworks Solutions Inc.	38,182	3,828,127
SolarEdge Technologies Inc.[a]	7,665	403,179
SunPower Corp.[a,b]	12,810	102,224
Synaptics Inc.[a]	7,284	333,097
Teradyne Inc.	40,890	1,869,082
Texas Instruments Inc.	205,678	21,367,887
Veeco Instruments Inc.[a,b]	10,342	175,814
Versum Materials Inc.	22,887	861,238
Xilinx Inc.	53,325	3,852,198
Xperi Corp.	10,458	221,187

		224,588,566
SOFTWARE — 20.69%
ACI Worldwide Inc.[a]	24,249	575,186
Activision Blizzard Inc.	158,530	10,694,434
Adobe Systems Inc.[a]	102,774	22,207,406
ANSYS Inc.[a]	17,549	2,749,753
Aspen Technology Inc.[a]	15,052	1,187,452
Autodesk Inc.[a]	46,092	5,788,233
Blackbaud Inc.	10,060	1,024,209
BlackBerry Ltd.[a,b]	101,727	1,169,860
Blackline Inc.[a,b]	6,262	245,533
CA Inc.	65,426	2,217,941
Cadence Design Systems Inc.[a]	59,190	2,176,416
Callidus Software Inc.[a]	14,073	505,924
CDK Global Inc.	26,459	1,675,913
Citrix Systems Inc.[a]	27,064	2,511,539
CommVault Systems Inc.[a]	8,745	500,214

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2018

Security	Shares	Value
Dell Technologies Inc. Class Va	41,710	$3,053,589
Ebix Inc.[b]	4,681	348,735
Electronic Arts Inc.[a]	64,059	7,766,513
Ellie Mae Inc.[a,b]	7,162	658,474
Fair Isaac Corp.	6,270	1,061,950
FireEye Inc.[a,b]	36,176	612,460
Fortinet Inc.[a]	30,228	1,619,616
Guidewire Software Inc.[a,b]	15,769	1,274,608
HubSpot Inc.[a]	7,370	798,171
Imperva Inc.[a]	6,730	291,409
Intuit Inc.	50,825	8,810,514
Manhattan Associates Inc.[a,b]	14,220	595,534
Microsoft Corp.	1,389,626	126,831,165
MicroStrategy Inc. Class Aa	1,993	257,077
Nuance Communications Inc.[a]	56,020	882,315
Open Text Corp.[b]	55,621	1,935,611
Oracle Corp.	631,783	28,904,072
Paycom Software Inc.[a,b]	9,915	1,064,772
Paylocity Holding Corp.[a]	5,759	295,034
Pegasystems Inc.	7,594	460,576
Progress Software Corp.	9,574	368,120
Proofpoint Inc.[a]	10,538	1,197,644
PTC Inc.[a]	24,281	1,894,161
Qualys Inc.[a]	6,745	490,699
RealPage Inc.[a]	12,265	631,648
Red Hat Inc.[a,b]	37,037	5,537,402
RingCentral Inc. Class Aa	13,505	857,567
salesforce.com Inc.[a]	143,459	16,684,282
ServiceNow Inc.[a]	36,138	5,979,032
Snap Inc. Class A NVS[a,b]	49,431	784,470
Splunk Inc.[a]	29,626	2,914,902
SS&C Technologies Holdings Inc.	36,183	1,940,856
Symantec Corp.	129,728	3,353,469
Synopsys Inc.[a]	31,118	2,590,262
Tableau Software Inc. Class Aa	13,045	1,054,297
Take-Two Interactive Software Inc.[a]	23,931	2,339,973
TiVo Corp.	25,072	339,726
Tyler Technologies Inc.[a]	7,354	1,551,400
Ultimate Software Group Inc. (The)[a]	6,078	1,481,209
Varonis Systems Inc.[a]	4,197	253,919
Verint Systems Inc.[a]	13,409	571,223
VMware Inc. Class Aa,b	14,243	1,727,249
Workday Inc. Class Aa,b	28,671	3,644,371
Zendesk Inc.[a]	21,192	1,014,461

Security	Shares	Value
Zynga Inc. Class Aa,b	164,631	$602,549

		302,557,099
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.53%
3D Systems Corp.[a,b]	23,086	267,567
Apple Inc.	741,621	124,429,171
Cray Inc.[a,b]	8,417	174,232
Diebold Nixdorf Inc.	16,033	246,908
Electronics For Imaging Inc.[a,b]	9,251	252,830
Hewlett Packard Enterprise Co.	327,852	5,750,524
HP Inc.	342,593	7,509,639
NCR Corp.[a]	24,770	780,750
NetApp Inc.	56,060	3,458,342
Pure Storage Inc. Class Aa,b	23,621	471,239
Seagate Technology PLC	59,593	3,487,382
Super Micro Computer Inc.[a,b]	7,482	127,194
Western Digital Corp.	62,266	5,745,284
Xerox Corp.	44,696	1,286,351

		153,987,413

TOTAL COMMON STOCKS
(Cost: $1,020,769,394)		1,461,984,032

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	35,045,963	35,045,963
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	914,225	914,225

		35,960,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,961,856)		35,960,188

TOTAL INVESTMENTS IN SECURITIES — 102.41%
(Cost: $1,056,731,250)		1,497,944,220
Other Assets, Less Liabilities — (2.41)%		(35,217,839)

NET ASSETS — 100.00%		$1,462,726,381

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,881,851	8,164,112	[b]	—	35,045,963	$35,045,963	$167,834	[c]	$(10,730)	$(7,970)
BlackRock Cash Funds: Treasury, SL Agency Shares	758,444	155,781	[b]	—	914,225	914,225	12,950		—	—

						$35,960,188	$180,784		$(10,730)	$(7,970)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,461,984,032	$—	$—	$1,461,984,032
Money market funds	35,960,188	—	—	35,960,188

Total	$1,497,944,220	$—	$—	$1,497,944,220

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 9.15%
Harris Corp.	36,516	$5,889,300

		5,889,300
COMMUNICATIONS EQUIPMENT — 90.81%
Acacia Communications Inc.[a,b]	14,319	550,709
ADTRAN Inc.	35,936	558,805
Arista Networks Inc.[a]	19,358	4,942,097
ARRIS International PLC[a]	111,302	2,957,294
Ciena Corp.[a]	107,102	2,773,942
Cisco Systems Inc.	128,257	5,500,943
CommScope Holding Co. Inc.[a]	74,468	2,976,486
EchoStar Corp. Class Aa	35,730	1,885,472
Extreme Networks Inc.[a]	85,541	946,939
F5 Networks Inc.[a]	20,473	2,960,601
Finisar Corp.[a,b]	84,619	1,337,826
Infinera Corp.[a,b]	110,925	1,204,645
InterDigital Inc./PA	25,697	1,891,299
Juniper Networks Inc.	115,619	2,813,010
Lumentum Holdings Inc.[a,b]	46,071	2,939,330
Motorola Solutions Inc.	52,429	5,520,774
NETGEAR Inc.[a,b]	23,288	1,332,074
NetScout Systems Inc.[a]	64,762	1,706,479
Oclaro Inc.[a]	125,739	1,202,065
Palo Alto Networks Inc.[a]	30,306	5,501,145
Plantronics Inc.	24,546	1,481,842
Ubiquiti Networks Inc.[a,b]	16,719	1,150,267
ViaSat Inc.[a,b]	40,641	2,670,926
Viavi Solutions Inc.[a]	167,662	1,629,675

		58,434,645

TOTAL COMMON STOCKS
(Cost: $65,418,318)		64,323,945

SHORT-TERM INVESTMENTS — 9.79%

MONEY MARKET FUNDS — 9.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	6,289,865	6,289,865
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	8,309	8,309

		6,298,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,298,334)		6,298,174

Value

TOTAL INVESTMENTS IN SECURITIES — 109.75%
(Cost: $71,716,652)	$70,622,119
Other Assets, Less Liabilities — (9.75)%	(6,273,376)

NET ASSETS — 100.00%	$64,348,743

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,032,821	—	(742,956)[b]	6,289,865	$6,289,865	$126,418[c]	$(4,788)	$(1,426)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,486	—	(17,177)[b]	8,309	8,309	1,020	—	—

					$6,298,174	$127,438	$(4,788)	$(1,426)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$64,323,945	$—	$—	$64,323,945
Money market funds	6,298,174	—	—	6,298,174

Total	$70,622,119	$—	$—	$70,622,119

See notes to financial statements.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 100.28%

APPLICATION SOFTWARE — 52.13%
ACI Worldwide Inc.[a,b]	205,181	$4,866,893
Adobe Systems Inc.[a]	566,369	122,381,014
ANSYS Inc.[a]	148,380	23,249,662
Aspen Technology Inc.[a]	127,271	10,040,409
Autodesk Inc.[a]	389,686	48,936,768
Blackbaud Inc.[b]	85,057	8,659,653
Blackline Inc.[a]	67,549	2,648,596
Cadence Design Systems Inc.[a]	500,438	18,401,105
Callidus Software Inc.[a]	119,949	4,312,167
CDK Global Inc.	223,770	14,173,592
Citrix Systems Inc.[a]	228,828	21,235,238
Ebix Inc.[b]	38,918	2,899,391
Ellie Mae Inc.[a,b]	60,578	5,569,541
Fair Isaac Corp.	53,203	9,010,992
Guidewire Software Inc.[a,b]	140,763	11,377,873
HubSpot Inc.[a]	62,288	6,745,790
Intuit Inc.	378,410	65,597,374
Manhattan Associates Inc.[a]	120,320	5,039,002
MicroStrategy Inc. Class Aa	16,687	2,152,456
Nuance Communications Inc.[a]	477,648	7,522,956
Open Text Corp.[b]	470,260	16,365,048
Paycom Software Inc.[a,b]	83,835	9,003,041
Paylocity Holding Corp.[a]	48,351	2,477,022
Pegasystems Inc.	64,613	3,918,778
PTC Inc.[a]	205,725	16,048,607
RealPage Inc.[a]	104,104	5,361,356
RingCentral Inc. Class Aa,b	114,863	7,293,801
salesforce.com Inc.[a,b]	969,945	112,804,604
Snap Inc. Class A NVS[a,b]	423,985	6,728,642
Splunk Inc.[a]	250,261	24,623,180
SS&C Technologies Holdings Inc.	305,928	16,409,978
Synopsys Inc.[a]	263,117	21,901,859
Tyler Technologies Inc.[a,b]	62,359	13,155,255
Ultimate Software Group Inc. (The)[a,b]	51,384	12,522,281
Verint Systems Inc.[a]	112,570	4,795,482
Workday Inc. Class Aa	242,374	30,808,159
Zendesk Inc.[a,b]	179,581	8,596,542

		707,634,107

Security	Shares	Value
HOME ENTERTAINMENT SOFTWARE — 12.89%
Activision Blizzard Inc.	1,320,485	$89,079,918
Electronic Arts Inc.[a]	503,695	61,067,982
Take-Two Interactive Software Inc.[a]	202,388	19,789,499
Zynga Inc. Class Aa	1,388,153	5,080,640

		175,018,039
SYSTEMS SOFTWARE — 35.26%
BlackBerry Ltd.[a,b]	864,083	9,936,954
CA Inc.	553,201	18,753,514
CommVault Systems Inc.[a]	74,020	4,233,944
Dell Technologies Inc. Class Va	352,689	25,820,362
FireEye Inc.[a,b]	310,235	5,252,279
Fortinet Inc.[a]	255,644	13,697,405
Imperva Inc.[a]	56,000	2,424,800
Microsoft Corp.	1,297,917	118,460,885
Oracle Corp.	2,351,090	107,562,367
Progress Software Corp.	81,887	3,148,555
Proofpoint Inc.[a,b]	89,033	10,118,600
Qualys Inc.[a,b]	57,484	4,181,961
Red Hat Inc.[a]	313,147	46,818,608
ServiceNow Inc.[a,b]	305,532	50,550,269
Symantec Corp.	1,096,843	28,353,391
Tableau Software Inc. Class Aa	120,130	9,708,907
TiVo Corp.	217,241	2,943,616
Varonis Systems Inc.[a,b]	34,850	2,108,425
VMware Inc. Class Aa,b	120,428	14,604,304

		478,679,146

TOTAL COMMON STOCKS
(Cost: $1,237,727,980)		1,361,331,292

SHORT-TERM INVESTMENTS — 6.13%

MONEY MARKET FUNDS — 6.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	82,452,119	82,452,119
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	721,047	721,047

		83,173,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,176,732)		83,173,166

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 106.41%
(Cost: $1,320,904,712)	$1,444,504,458
Other Assets, Less Liabilities — (6.41)%	(86,967,733)

NET ASSETS — 100.00%	$1,357,536,725

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	46,579,078	35,873,041	[b]	—	82,452,119	$82,452,119	$278,200	[c]	$(22,455)	$(11,952)
BlackRock Cash Funds: Treasury, SL Agency Shares	442,614	278,433	[b]	—	721,047	721,047	6,864		—	—

						$83,173,166	$285,064		$(22,455)	$(11,952)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,361,331,292	$—	$—	$1,361,331,292
Money market funds	83,173,166	—	—	83,173,166

Total	$1,444,504,458	$—	$—	$1,444,504,458

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® PHLX SEMICONDUCTOR ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

SEMICONDUCTOR EQUIPMENT — 18.70%
Applied Materials Inc.	1,159,064	$64,455,549
ASML Holding NV NYS NVS[a]	241,570	47,966,140
Entegris Inc.	461,314	16,053,727
KLA-Tencor Corp.	511,907	55,802,982
Lam Research Corp.	347,913	70,682,005
MKS Instruments Inc.	178,092	20,596,340
Teradyne Inc.	641,134	29,306,235

		304,862,978

SEMICONDUCTORS — 81.20%
Advanced Micro Devices Inc.[b,c]	3,167,496	31,833,335
Analog Devices Inc.	740,438	67,476,115
Broadcom Ltd.	541,713	127,654,668
Cirrus Logic Inc.[b,c]	207,331	8,423,858
Cypress Semiconductor Corp.	1,161,079	19,691,900
Integrated Device Technology Inc.[c]	432,992	13,232,235
Intel Corp.	2,708,481	141,057,690
Marvell Technology Group Ltd.	1,605,467	33,714,807
Maxim Integrated Products Inc.	919,136	55,350,370
Mellanox Technologies Ltd.[c]	168,503	12,275,444
Microchip Technology Inc.[b]	750,596	68,574,451
Micron Technology Inc.[c]	1,367,558	71,304,474
Microsemi Corp.[c]	384,149	24,862,123
Monolithic Power Systems Inc.	135,696	15,709,526
NVIDIA Corp.[b]	551,657	127,758,245
ON Semiconductor Corp.[c]	1,390,535	34,012,486
Qorvo Inc.[b,c]	413,439	29,126,777
QUALCOMM Inc.	2,053,863	113,804,549
Silicon Laboratories Inc.[c]	139,733	12,561,997
Skyworks Solutions Inc.	596,438	59,798,874
Taiwan Semiconductor Manufacturing Co. Ltd. ADR NVS	1,539,805	67,381,867
Texas Instruments Inc.	1,232,128	128,005,778
Xilinx Inc.	832,853	60,165,301

		1,323,776,870

TOTAL COMMON STOCKS
(Cost: $1,630,172,873)		1,628,639,848

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS—0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	3,743,462	$3,743,462
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	1,923,824	1,923,824

		5,667,286

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,667,661)		5,667,286

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $1,635,840,534)		1,634,307,134
Other Assets, Less Liabilities — (0.25)%		(4,117,444)

NET ASSETS — 100.00%		$1,630,189,690

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

March 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 03/31/18	Value at 03/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,578,020	—		(23,834,558)[b]	3,743,462	$3,743,462	$184,465	[c]	$(18,961)	$(1,636)
BlackRock Cash Funds: Treasury, SL Agency Shares	957,410	966,414	[b]	—	1,923,824	1,923,824	15,657		—	—

						$5,667,286	$200,122		$(18,961)	$(1,636)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,628,639,848	$—	$—	$1,628,639,848
Money market funds	5,667,286	—	—	5,667,286

Total	$1,634,307,134	$—	$—	$1,634,307,134

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2018

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$10,380,914,396	$1,204,196,835	$1,020,769,394
Affiliated (Note 2)	1,169,382,122	36,489,940	35,961,856

Total cost of investments in securities	$11,550,296,518	$1,240,686,775	$1,056,731,250

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,031,037,548	$927,535,453	$1,461,984,032
Affiliated (Note 2)	1,169,361,481	36,488,525	35,960,188
Cash	—	44,291	58,349
Receivables:
Investment securities sold	18,179	—	—
Dividends and interest	1,905,324	1,249,635	367,453
Capital shares sold	108,755	—	—

Total Assets	10,202,431,287	965,317,904	1,498,370,022

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,158,513,932	35,380,702	35,055,001
Capital shares redeemed	95,879	—	—
Investment advisory fees (Note 2)	3,700,117	365,712	588,640

Total Liabilities	1,162,309,928	35,746,414	35,643,641

NET ASSETS	$9,040,121,359	$929,571,490	$1,462,726,381

Net assets consist of:
Paid-in capital	$11,004,321,379	$1,516,939,822	$1,034,130,405
Distributions in excess of net investment income	(7,268,335)	(6,049)	—
Accumulated net realized loss	(607,034,196)	(310,701,142)	(12,616,994)
Net unrealized appreciation (depreciation)	(1,349,897,489)	(276,661,141)	441,212,970

NET ASSETS	$9,040,121,359	$929,571,490	$1,462,726,381

Shares outstanding[b]	84,700,000 [c]	28,100,000	8,150,000

Net asset value per share	$106.73 [c]	$33.08	$179.48

[a]	Securities on loan with values of $1,133,276,856, $35,417,584 and $34,693,157, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on November 30, 2017. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2018

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$65,418,318	$1,237,727,980	$1,630,172,873
Affiliated (Note 2)	6,298,334	83,176,732	5,667,661

Total cost of investments in securities	$71,716,652	$1,320,904,712	$1,635,840,534

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$64,323,945	$1,361,331,292	$1,628,639,848
Affiliated (Note 2)	6,298,174	83,173,166	5,667,286
Receivables:
Dividends and interest	44,129	468,102	283,553
Capital shares sold	—	62,864	35,050

Total Assets	70,666,248	1,445,035,424	1,634,625,737

LIABILITIES
Payables:
Investment securities purchased	—	4,453,030	—
Collateral for securities on loan (Note 1)	6,293,694	82,472,449	3,758,439
Capital shares redeemed	—	31,432	26,514
Investment advisory fees (Note 2)	23,811	541,788	651,094

Total Liabilities	6,317,505	87,498,699	4,436,047

NET ASSETS	$64,348,743	$1,357,536,725	$1,630,189,690

Net assets consist of:
Paid-in capital	$142,249,574	$1,243,207,696	$1,681,166,604
Undistributed net investment income	—	284,495	—
Accumulated net realized loss	(76,806,298)	(9,555,212)	(49,443,514)
Net unrealized appreciation (depreciation)	(1,094,533)	123,599,746	(1,533,400)

NET ASSETS	$64,348,743	$1,357,536,725	$1,630,189,690

Shares outstanding[b]	1,250,000	8,000,000	9,050,000

Net asset value per share	$51.48	$169.69	$180.13

[a]	Securities on loan with values of $6,249,548, $81,667,869 and $3,327,440, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2018

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$45,300,266	$26,166,598	$12,820,711
Dividends — affiliated (Note 2)	54,274	10,328	12,950
Securities lending income — affiliated — net (Note 2)	11,654,395	161,952	167,834

Total investment income	57,008,935	26,338,878	13,001,495

EXPENSES
Investment advisory fees (Note 2)	43,746,610	4,533,669	5,958,021
Proxy fees	177,740	21,298	25,247

Total expenses	43,924,350	4,554,967	5,983,268

Net investment income	13,084,585	21,783,911	7,018,227

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(520,340,347)	(41,613,323)	1,555,197
Investments — affiliated (Note 2)	(107,114)	(12,780)	(10,730)
In-kind redemptions — unaffiliated	976,776,670	1,451,451	135,570,306
Foreign currency transactions	—	20,462	—

Net realized gain (loss)	456,329,209	(40,154,190)	137,114,773

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	321,502,476	4,206,375	181,311,671
Investments — affiliated (Note 2)	(428,734)	(8,612)	(7,970)

Net change in unrealized appreciation/depreciation	321,073,742	4,197,763	181,303,701

Net realized and unrealized gain (loss)	777,402,951	(35,956,427)	318,418,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$790,487,536	$(14,172,516)	$325,436,701

[a]	Net of foreign withholding tax of $146,928, $849,446 and $4,254, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2018

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$581,944	$5,780,873	$17,490,444
Dividends — affiliated (Note 2)	1,020	6,864	15,657
Securities lending income — affiliated — net (Note 2)	126,418	278,200	184,465

Total investment income	709,382	6,065,937	17,690,566

EXPENSES
Investment advisory fees (Note 2)	300,944	5,157,877	5,894,938
Proxy fees	1,760	19,719	20,218

Total expenses	302,704	5,177,596	5,915,156

Net investment income	406,678	888,341	11,775,410

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(526,683)	(8,137,724)	(8,547,688)
Investments — affiliated (Note 2)	(4,788)	(22,455)	(18,961)
In-kind redemptions — unaffiliated	5,412,512	214,252,522	390,664,654

Net realized gain	4,881,041	206,092,343	382,098,005

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	796,715	89,699,112	(43,605,291)
Investments — affiliated (Note 2)	(1,426)	(11,952)	(1,636)

Net change in unrealized appreciation/depreciation	795,289	89,687,160	(43,606,927)

Net realized and unrealized gain	5,676,330	295,779,503	338,491,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,083,008	$296,667,844	$350,266,488

[a]	Net of foreign withholding tax of $ —, $35,949 and $319,993, respectively.

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Year ended March 31, 2018[a]	Year ended March 31, 2017[a]	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,084,585	$16,635,672	$21,783,911	$18,376,578
Net realized gain (loss)	456,329,209	(66,530,645)	(40,154,190)	(93,579,338)
Net change in unrealized appreciation/depreciation	321,073,742	868,220,273	4,197,763	247,596,340

Net increase (decrease) in net assets resulting from operations	790,487,536	818,325,300	(14,172,516)	172,393,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,034,419)	(17,076,407)	(22,074,810)	(18,698,867)

Total distributions to shareholders	(21,034,419)	(17,076,407)	(22,074,810)	(18,698,867)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,030,762,531	11,566,920,582	54,589,639	80,280,443
Cost of shares redeemed	(8,103,411,126)	(10,411,884,847)	(123,365,442)	(233,477,703)

Net increase (decrease) in net assets from capital share transactions	(72,648,595)	1,155,035,735	(68,775,803)	(153,197,260)

INCREASE (DECREASE) IN NET ASSETS	696,804,522	1,956,284,628	(105,023,129)	497,453

NET ASSETS
Beginning of year	8,343,316,837	6,387,032,209	1,034,594,619	1,034,097,166

End of year	$9,040,121,359	$8,343,316,837	$929,571,490	$1,034,594,619

Distributions in excess of net investment income included in net assets at end of year	$(7,268,335)	$(127,672)	$(6,049)	$(410,690)

SHARES ISSUED AND REDEEMED
Shares sold	75,750,000	124,950,000	1,650,000	2,400,000
Shares redeemed	(76,400,000)	(113,100,000)	(3,750,000)	(7,000,000)

Net increase (decrease) in shares outstanding	(650,000)	11,850,000	(2,100,000)	(4,600,000)

[a]	Share transactions reflect a three-for-one stock split effective after the close of trading on November 30, 2017. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,018,227	$7,701,769	$406,678	$452,679
Net realized gain	137,114,773	105,246,020	4,881,041	9,807,691
Net change in unrealized appreciation/depreciation	181,303,701	105,234,438	795,289	5,368,560

Net increase in net assets resulting from operations	325,436,701	218,182,227	6,083,008	15,628,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,681,049)	(7,920,921)	(408,378)	(461,185)

Total distributions to shareholders	(7,681,049)	(7,920,921)	(408,378)	(461,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	286,590,162	299,186,961	56,697,189	454,478,549
Cost of shares redeemed	(262,552,623)	(251,499,319)	(75,440,294)	(445,249,500)

Net increase (decrease) in net assets from capital share transactions	24,037,539	47,687,642	(18,743,105)	9,229,049

INCREASE (DECREASE) IN NET ASSETS	341,793,191	257,948,948	(13,068,475)	24,396,794

NET ASSETS
Beginning of year	1,120,933,190	862,984,242	77,417,218	53,020,424

End of year	$1,462,726,381	$1,120,933,190	$64,348,743	$77,417,218

Undistributed net investment income included in net assets at end of year	$—	$112,217	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	2,450,000	1,150,000	11,950,000
Shares redeemed	(1,650,000)	(2,150,000)	(1,600,000)	(11,700,000)

Net increase (decrease) in shares outstanding	50,000	300,000	(450,000)	250,000

See notes to financial statements.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF		iShares PHLX Semiconductor ETF
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$888,341	$1,452,796	$11,775,410	$6,834,578
Net realized gain	206,092,343	97,704,766	382,098,005	138,878,021
Net change in unrealized appreciation/depreciation	89,687,160	68,000,281	(43,606,927)	83,082,180

Net increase in net assets resulting from operations	296,667,844	167,157,843	350,266,488	228,794,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(822,266)	(1,234,973)	(13,077,040)	(7,316,814)

Total distributions to shareholders	(822,266)	(1,234,973)	(13,077,040)	(7,316,814)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,632,545,213	2,282,126,469	3,168,443,740	2,613,929,982
Cost of shares redeemed	(1,386,485,376)	(2,342,098,526)	(2,764,961,768)	(2,326,167,562)

Net increase (decrease) in net assets from capital share transactions	246,059,837	(59,972,057)	403,481,972	287,762,420

INCREASE IN NET ASSETS	541,905,415	105,950,813	740,671,420	509,240,385

NET ASSETS
Beginning of year	815,631,310	709,680,497	889,518,270	380,277,885

End of year	$1,357,536,725	$815,631,310	$1,630,189,690	$889,518,270

Undistributed net investment income included in net assets at end of year	$284,495	$218,420	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	11,050,000	20,800,000	19,500,000	23,750,000
Shares redeemed	(9,500,000)	(21,400,000)	(16,950,000)	(21,400,000)

Net increase (decrease) in shares outstanding	1,550,000	(600,000)	2,550,000	2,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year ended Mar. 31, 2018[a]	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]
Net asset value, beginning of year	$97.75	$86.90	$114.57	$78.77	$53.31

Income from investment operations:
Net investment income (loss)[b]	0.15	0.21	0.09	0.03 [c]	(0.03)
Net realized and unrealized gain (loss)[d]	9.05	10.85	(27.68)	35.92	25.51

Total from investment operations	9.20	11.06	(27.59)	35.95	25.48

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.08)	(0.15)	(0.02)

Total distributions	(0.22)	(0.21)	(0.08)	(0.15)	(0.02)

Net asset value, end of year	$106.73	$97.75	$86.90	$114.57	$78.77

Total return	9.41%	12.75%	(24.09)%	45.69%	47.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,040,121	$8,343,317	$6,387,032	$8,352,336	$5,045,510
Ratio of expenses to average net assets	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.14%	0.22%	0.08%	0.03%[c]	(0.05)%
Portfolio turnover rate[e]	26%	18%	24%	33%	39%

[a]	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$34.26	$29.72	$33.03	$48.06	$40.54	$36.56

Income from investment operations:
Net investment income[b]	0.75	0.57	0.51	0.78	0.66	0.64
Net realized and unrealized gain (loss)[c]	(1.16)	4.55	(3.16)	(15.08)	7.52	4.02

Total from investment operations	(0.41)	5.12	(2.65)	(14.30)	8.18	4.66

Less distributions from:
Net investment income	(0.77)	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)

Total distributions	(0.77)	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)

Net asset value, end of period	$33.08	$34.26	$29.72	$33.03	$48.06	$40.54

Total return	(1.19)%	17.26%	(7.96)%[d]	(29.99)%	20.33%	12.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$929,571	$1,034,595	$1,034,097	$1,928,976	$2,422,183	$2,000,529
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.25%	1.67%	2.55%	1.96%	1.50%	1.62%
Portfolio turnover rate[f]	7%	12%	9%[d]	9%	7%	7%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$138.39	$110.64	$107.65	$95.51	$77.54	$65.74

Income from investment operations:
Net investment income[b]	0.88	1.00	0.74	0.88	0.79	0.74
Net realized and unrealized gain[c]	41.18	27.77	3.01	12.16	17.98	11.78

Total from investment operations	42.06	28.77	3.75	13.04	18.77	12.52

Less distributions from:
Net investment income	(0.97)	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)

Total distributions	(0.97)	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)

Net asset value, end of period	$179.48	$138.39	$110.64	$107.65	$95.51	$77.54

Total return	30.48%	26.13%	3.51%[d]	13.70%	24.29%	19.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,462,726	$1,120,933	$862,984	$823,498	$716,340	$585,445
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.55%	0.82%	1.05%	0.87%	0.90%	1.04%
Portfolio turnover rate[f]	6%	7%	6%[d]	6%	9%	9%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$45.54	$36.57	$39.43	$34.11	$29.97	$24.52

Income from investment operations:
Net investment income[b]	0.30	0.26	0.22	0.21	0.14	0.33
Net realized and unrealized gain (loss)[c]	5.95	8.97	(2.80)	5.34	4.13	5.81

Total from investment operations	6.25	9.23	(2.58)	5.55	4.27	6.14

Less distributions from:
Net investment income	(0.31)	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)

Total distributions	(0.31)	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)

Net asset value, end of period	$51.48	$45.54	$36.57	$39.43	$34.11	$29.97

Total return	13.77%	25.31%	(6.54)%[d]	16.31%	14.25%	25.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,349	$77,417	$53,020	$151,791	$324,033	$227,783
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.63%	0.64%	0.92%	0.59%	0.44%	1.18%
Portfolio turnover rate[f]	23%	27%	26%[d]	23%	30%	25%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$126.45	$100.66	$102.43	$84.80	$73.32	$59.36

Income from investment operations:
Net investment income[b]	0.12	0.22	0.68 [c]	0.24	0.23	0.25
Net realized and unrealized gain (loss)[d]	43.23	25.75	(1.58)	17.63	11.59	13.88

Total from investment operations	43.35	25.97	(0.90)	17.87	11.82	14.13

Less distributions from:
Net investment income	(0.11)	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)

Total distributions	(0.11)	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)

Net asset value, end of period	$169.69	$126.45	$100.66	$102.43	$84.80	$73.32

Total return	34.30%	25.82%	(0.86)%[e]	21.10%	16.14%	23.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,357,537	$815,631	$709,680	$1,080,639	$975,189	$729,551
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.08%	0.19%	1.04%[c]	0.25%	0.29%	0.38%
Portfolio turnover rate[g]	12%	12%	9%[e]	15%	13%	15%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Year ended Mar. 31, 2018	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$136.85	$91.63	$87.51	$82.62	$64.95	$52.19

Income from investment operations:
Net investment income[b]	1.51	1.36	0.68	1.45 [c]	0.87	0.75
Net realized and unrealized gain[d]	43.32	45.26	4.36	4.96	17.78	12.76

Total from investment operations	44.83	46.62	5.04	6.41	18.65	13.51

Less distributions from:
Net investment income	(1.55)	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)

Total distributions	(1.55)	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)

Net asset value, end of period	$180.13	$136.85	$91.63	$87.51	$82.62	$64.95

Total return	32.91%	51.20%	5.84%[e]	7.65%	28.89%[f]	26.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,630,190	$889,518	$380,278	$398,184	$483,318	$207,826
Ratio of expenses to average net assets[g]	0.47%	0.48%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[g]	0.93%	1.22%	1.19%	1.59%[c]	1.16%	1.33%
Portfolio turnover rate[h]	20%	38%	30%[e]	21%	34%	16%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Non-diversified
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
PHLX Semiconductor	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Nasdaq Biotechnology
Barclays Capital Inc.	$23,640,079	$23,640,079	$—
BNP Paribas New York Branch	2,768,449	2,768,449	—
BNP Paribas Prime Brokerage International Ltd.	24,001,409	24,001,409	—
BNP Paribas Securities Corp.	9,345,521	9,345,521	—
Citigroup Global Markets Inc.	118,900,357	118,900,357	—
Credit Suisse Securities (USA) LLC	56,701,279	56,701,279	—
Deutsche Bank Securities Inc.	93,098,347	93,098,347	—
Goldman Sachs & Co.	94,721,284	94,721,284	—
HSBC Bank PLC	14,544,937	14,544,937	—
Jefferies LLC	7,713,886	7,713,886	—
JPMorgan Securities LLC	220,942,862	220,942,862	—
Merrill Lynch, Pierce, Fenner & Smith	78,134,074	78,134,074	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	209,303,612	209,303,612	—
National Financial Services LLC	14,170,660	14,170,660	—
Nomura Securities International Inc.	1,263,631	1,263,631	—
Scotia Capital (USA) Inc.	14,041,250	14,041,250	—
SG Americas Securities LLC	15,508,144	15,508,144	—
State Street Bank & Trust Company	60,606,761	60,606,761	—
UBS AG	4,542,621	4,542,621	—
UBS Securities LLC	8,013,936	8,013,936	—
Wells Fargo Securities LLC	61,313,757	61,313,757	—

	$1,133,276,856	$1,133,276,856	$—

North American Natural Resources
Barclays Capital Inc.	$244,519	$244,519	$—
BNP Paribas New York Branch	1,803,896	1,777,096	(26,800)
BNP Paribas Securities Corp.	3,057,596	3,051,210	(6,386)
Citigroup Global Markets Inc.	6,545,103	6,526,787	(18,316)
Credit Suisse Securities (USA) LLC	28,182	27,547	(635)
Deutsche Bank Securities Inc.	330,211	328,059	(2,152)
Goldman Sachs & Co.	5,971,358	5,941,091	(30,267)
Jefferies LLC	6,397,166	6,290,057	(107,109)
JPMorgan Securities LLC	3,812,716	3,812,716	—
Merrill Lynch, Pierce, Fenner & Smith	17,215	17,210	(5)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,224,882	1,224,882	—
Nomura Securities International Inc.	11,305	11,305	—
Scotia Capital (USA) Inc.	7,560	7,498	(62)
SG Americas Securities LLC	169,970	169,970	—
UBS Securities LLC	3,871,376	3,871,376	—
Wells Fargo Securities LLC	1,924,529	1,924,010	(519)

	$35,417,584	$35,225,333	$(192,251)

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Tech
Barclays Capital Inc.	$320,305	$320,305	$—
BNP Paribas New York Branch	538,425	538,425	—
BNP Paribas Prime Brokerage International Ltd.	8,163,639	8,139,908	(23,731)
BNP Paribas Securities Corp.	12,297	12,297	—
Citigroup Global Markets Inc.	1,929,866	1,929,866	—
Credit Suisse Securities (USA) LLC	1,241,202	1,239,487	(1,715)
Deutsche Bank Securities Inc.	1,035,007	1,035,007	—
Goldman Sachs & Co.	2,497,828	2,497,828	—
JPMorgan Securities LLC	6,224,708	6,224,708	—
Merrill Lynch, Pierce, Fenner & Smith	4,475,844	4,475,844	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,922,821	3,894,439	(28,382)
National Financial Services LLC	187,518	186,755	(763)
Scotia Capital (USA) Inc.	19,315	19,315	—
SG Americas Securities LLC	1,746,262	1,746,262	—
State Street Bank & Trust Company	14,867	14,867	—
UBS AG	280,255	280,255	—
UBS Securities LLC	17,400	17,396	(4)
Wells Fargo Securities LLC	2,065,598	2,065,598	—

	$34,693,157	$34,638,562	$(54,595)

North American Tech-Multimedia Networking
Barclays Capital Inc.	$198,401	$198,401	$—
Citigroup Global Markets Inc.	61,896	60,254	(1,642)
Goldman Sachs & Co.	2,453,457	2,453,457	—
Jefferies LLC	44,376	44,376	—
JPMorgan Securities LLC	2,259,164	2,251,104	(8,060)
Merrill Lynch, Pierce, Fenner & Smith	527,888	524,726	(3,162)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	235,227	235,227	—
SG Americas Securities LLC	201,790	201,790	—
Wells Fargo Securities LLC	267,349	267,349	—

	$6,249,548	$6,236,684	$(12,864)

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Tech-Software
BNP Paribas New York Branch	$2,722,326	$2,722,326	$—
BNP Paribas Prime Brokerage International Ltd.	2,523,845	2,483,888	(39,957)
Citigroup Global Markets Inc.	4,959,475	4,959,475	—
Credit Suisse Securities (USA) LLC	6,421,516	6,421,516	—
Deutsche Bank Securities Inc.	5,347,587	5,347,587	—
Goldman Sachs & Co.	17,739,979	17,739,979	—
HSBC Bank PLC	7,451,721	7,451,721	—
JPMorgan Securities LLC	15,499,871	15,499,871	—
Merrill Lynch, Pierce, Fenner & Smith	16,691,712	16,454,278	(237,434)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,094,006	2,094,006	—
Nomura Securities International Inc.	20,362	20,195	(167)
State Street Bank & Trust Company	5,496	5,496	—
UBS Securities LLC	45,240	45,229	(11)
Wells Fargo Securities LLC	144,733	144,490	(243)

	$81,667,869	$81,390,057	$(277,812)

PHLX Semiconductor
Citigroup Global Markets Inc.	$3,940	$3,924	$(16)
Deutsche Bank Securities Inc.	1,158,474	1,158,474	—
HSBC Bank PLC	871,826	871,826	—
Jefferies LLC	369,733	364,815	(4,918)
Wells Fargo Securities LLC	923,467	923,467	—

	$3,327,440	$3,322,506	$(4,934)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $181 billion
0.4332	[a]	Over $181 billion, up to and including $231 billion
0.4116	[a]	Over $231 billion, up to and including $281 billion
0.3910	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$4,964,775
North American Natural Resources	76,122
North American Tech	75,851
North American Tech-Multimedia Networking	52,437
North American Tech-Software	139,949
PHLX Semiconductor	93,363

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$138,272,129	$377,360,200
North American Natural Resources	6,797,072	17,823,191
North American Tech	20,869,473	17,172,065
North American Tech-Multimedia Networking	3,380,922	4,385,790
North American Tech-Software	25,734,695	80,652,491
PHLX Semiconductor	46,328,898	140,572,240

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$2,455,013,358	$2,464,836,812
North American Natural Resources	71,035,679	70,701,263
North American Tech	74,167,710	73,896,911
North American Tech-Multimedia Networking	15,302,223	15,089,232
North American Tech-Software	140,277,230	135,613,977
PHLX Semiconductor	250,500,970	248,212,484

In-kind transactions (see Note 4) for the year ended March 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$8,004,762,571	$8,076,058,141
North American Natural Resources	54,265,000	122,774,753
North American Tech	286,010,974	261,331,283
North American Tech-Multimedia Networking	56,175,884	75,094,201
North American Tech-Software	1,631,297,555	1,385,487,669
PHLX Semiconductor	3,162,637,195	2,760,729,331

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a three-for-one stock split for the iShares Nasdaq Biotechnology ETF, effective after the close of trading on November 30, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV per share by a factor of three, resulting in no effect on the net assets of the Fund. The financial statements for the Fund has been adjusted to reflect the stock split.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2018, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Nasdaq Biotechnology	$481,195,205	$809,171	$(482,004,376)
North American Natural Resources	(97,977,963)	695,540	97,282,423
North American Tech	126,113,816	550,605	(126,664,421)
North American Tech-Multimedia Networking	(10,401,502)	1,700	10,399,802
North American Tech-Software	182,874,750	—	(182,874,750)
PHLX Semiconductor	380,539,591	1,301,630	(381,841,221)

The tax character of distributions paid during the years ended March 31, 2018 and March 31, 2017 was as follows:

iShares ETF	2018	2017
Nasdaq Biotechnology
Ordinary income	$21,034,419	$17,076,407

North American Natural Resources
Ordinary income	$22,074,810	$18,698,867

North American Tech
Ordinary income	$7,681,049	$7,920,921

North American Tech-Multimedia Networking
Ordinary income	$408,378	$461,185

North American Tech-Software
Ordinary income	$822,266	$1,234,973

PHLX Semiconductor
Ordinary income	$13,077,040	$7,316,814

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Nasdaq Biotechnology	$8,619,509	$(300,025,784)	$(1,672,793,745)	$—	$(1,964,200,020)
North American Natural Resources	—	(276,132,046)	(311,230,237)	(6,049)	(587,368,332)
North American Tech	—	(6,671,782)	435,498,584	(230,826)	428,595,976
North American Tech-Multimedia Networking	—	(76,487,272)	(1,413,559)	—	(77,900,831)
North American Tech-Software	284,495	(6,280,729)	120,325,263	—	114,329,029
PHLX Semiconductor	—	(43,114,594)	(7,862,320)	—	(50,976,914)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Nasdaq Biotechnology	$279,677,299	$20,348,485	$300,025,784
North American Natural Resources	262,471,804	13,660,242	276,132,046
North American Tech	—	6,671,782	6,671,782
North American Tech-Multimedia Networking	61,833,338	14,653,934	76,487,272
North American Tech-Software	5,839,723	441,006	6,280,729
PHLX Semiconductor	30,858,329	12,256,265	43,114,594

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Nasdaq Biotechnology	$16,135,557
North American Tech	3,639,103
North American Tech-Multimedia Networking	347,535
PHLX Semiconductor	1,229,343

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$11,873,192,774	$622,711,536	$(2,295,505,281)	$(1,672,793,745)
North American Natural Resources	1,275,255,871	62,030,914	(373,262,807)	(311,231,893)
North American Tech	1,062,445,636	462,837,774	(27,339,190)	435,498,584
North American Tech-Multimedia Networking	72,035,678	3,544,089	(4,957,648)	(1,413,559)
North American Tech-Software	1,324,179,195	152,089,629	(31,764,366)	120,325,263
PHLX Semiconductor	1,642,169,454	59,053,759	(66,916,079)	(7,862,320)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Nasdaq Biotechnology ETF,

iShares North American Natural Resources ETF, iShares North American Tech ETF,

iShares North American Tech-Multimedia Networking ETF,

iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2018:

iShares ETF	Qualified Dividend Income
Nasdaq Biotechnology	$44,919,017
North American Natural Resources	26,991,427
North American Tech	12,753,181
North American Tech-Multimedia Networking	571,084
North American Tech-Software	5,761,618
PHLX Semiconductor	17,029,489

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2018 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Nasdaq Biotechnology	100.00%
North American Natural Resources	68.75
North American Tech	100.00
North American Tech-Multimedia Networking	100.00
North American Tech-Software	100.00
PHLX Semiconductor	98.99

TAX INFORMATION	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Nasdaq Biotechnology	$0.157811	$—	$0.066113	$0.223924	70%	—%	30%	100%
North American Natural Resources	0.765369	—	—	0.765369	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Nasdaq Biotechnology ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	539	40.83
At NAV	208	15.76
Less than 0.0% and Greater than –0.5%	572	43.33

	1,320	100.00%

iShares North American Natural Resources ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	541	40.99
At NAV	247	18.71
Less than 0.0% and Greater than –0.5%	516	39.09
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares North American Tech ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	574	43.48
At NAV	220	16.67
Less than 0.0% and Greater than –0.5%	525	39.77

	1,320	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares North American Tech-Multimedia Networking ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	408	30.91
At NAV	172	13.03
Less than 0.0% and Greater than -0.5%	739	55.98

	1,320	100.00%

iShares North American Tech-Software ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	520	39.39
At NAV	264	20.00
Less than 0.0% and Greater than –0.5%	520	39.39
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares PHLX Semiconductor ETF

Period Covered: January 1, 2013 through March 31, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	409	30.98%
At NAV	316	23.94
Less than 0.0% and Greater than –0.5%	595	45.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Nasdaq Biotechnology ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 937.62 thousand. This figure is comprised of fixed remuneration of USD 373.72 thousand and variable remuneration of USD 563.9 thousand. There were a total of 417 beneficiaries of the remuneration described above.

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 131.17 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 24.44 thousand.

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 355 funds (as of March 31, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (49)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	75

Notes:

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-313-0318

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017 and was designated as an audit committee financial expert serving on the audit committee effective as of September 15, 2017), John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventy-seven series of the registrant for which the fiscal year-end is March 31, 2018 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,026,150 for the fiscal year ended March 31, 2017 and $1,042,550 for the fiscal year ended March 31, 2018.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2017 and March 31, 2018 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $287,356 for the fiscal year ended March 31, 2017 and $291,137 for the fiscal year ended March 31, 2018. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)	All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2017 and March 31, 2018 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2018 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $287,356 for the fiscal year ended March 31, 2017 and $291,137 for the fiscal year ended March 31, 2018.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017), John E. Kerrigan, and Madhav V. Rajan.

(b) Not applicable.

Item 6. Investments.

(a) Full schedules of investments are attached.

(b) Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.37%
Boeing Co. (The)	931,478	$305,413,007
General Dynamics Corp.	232,833	51,432,810
Harris Corp.	125,692	20,271,606
Huntington Ingalls Industries Inc.	51,996	13,402,489
Lockheed Martin Corp.	259,386	87,654,311
Northrop Grumman Corp.	199,282	69,573,332
Raytheon Co.	296,832	64,062,282
Rockwell Collins Inc.	276,767	37,322,030
TransDigm Group Inc.	81,681	25,071,166

		674,203,033
AIR FREIGHT & LOGISTICS — 0.63%
Expeditors International of Washington Inc.	161,887	10,247,447
FedEx Corp.	236,546	56,797,060
United Parcel Service Inc. Class B	567,397	59,383,770

		126,428,277
AIRLINES — 0.27%
American Airlines Group Inc.	383,461	19,924,634
Southwest Airlines Co.	611,809	35,044,419

		54,969,053
AUTO COMPONENTS — 0.25%
Aptiv PLC	447,645	38,036,396
BorgWarner Inc.	223,296	11,216,158

		49,252,554
BANKS — 1.34%
Bank of America Corp.	7,732,755	231,905,322
Comerica Inc.	147,176	14,118,594
SVB Financial Group[a,b]	89,285	21,429,293

		267,453,209
BEVERAGES — 1.96%
Brown-Forman Corp. Class B NVS	295,074	16,052,025
Coca-Cola Co. (The)	2,909,216	126,347,251
Constellation Brands Inc. Class A	288,399	65,731,900
Dr Pepper Snapple Group Inc.	144,738	17,134,084
Monster Beverage Corp.[b]	698,251	39,946,940
PepsiCo Inc.	1,173,411	128,077,811

		393,290,011
BIOTECHNOLOGY — 4.08%
AbbVie Inc.	2,684,254	254,064,641
Alexion Pharmaceuticals Inc.[b]	193,414	21,557,925
Amgen Inc.	664,108	113,217,132
Biogen Inc.[b]	245,812	67,308,242
Celgene Corp.[b]	1,266,573	112,990,977

Security	Shares	Value
Gilead Sciences Inc.	1,433,783	$108,092,900
Incyte Corp.[b]	295,816	24,650,347
Regeneron Pharmaceuticals Inc.[b]	130,376	44,896,279
Vertex Pharmaceuticals Inc.[b]	427,409	69,659,119

		816,437,562

BUILDING PRODUCTS — 0.27%
Allegion PLC	104,187	8,886,109
AO Smith Corp.	243,111	15,459,428
Fortune Brands Home & Security Inc.	256,521	15,106,522
Masco Corp.	345,604	13,976,226

		53,428,285

CAPITAL MARKETS — 2.96%
Affiliated Managers Group Inc.	41,020	7,776,572
Ameriprise Financial Inc.	170,451	25,216,521
BlackRock Inc.[c]	122,594	66,411,622
Cboe Global Markets Inc.	189,698	21,644,542
Charles Schwab Corp. (The)	2,017,889	105,374,163
CME Group Inc.	383,759	62,069,181
E*TRADE Financial Corp.[b]	449,614	24,913,112
Intercontinental Exchange Inc.	980,222	71,085,699
Moody’s Corp.	279,553	45,091,899
Nasdaq Inc.	94,245	8,125,804
Northern Trust Corp.	193,942	20,001,238
Raymond James Financial Inc.	104,308	9,326,178
S&P Global Inc.	427,527	81,683,309
T Rowe Price Group Inc.	412,919	44,582,864

		593,302,704

CHEMICALS — 1.26%
Air Products & Chemicals Inc.	132,726	21,107,416
Albemarle Corp.	110,381	10,236,734
CF Industries Holdings Inc.	168,657	6,363,429
Ecolab Inc.	200,700	27,509,949
FMC Corp.	226,189	17,319,292
International Flavors & Fragrances Inc.	81,375	11,141,051
Monsanto Co.	386,952	45,153,429
PPG Industries Inc.	204,631	22,836,819
Praxair Inc.	251,427	36,280,916
Sherwin-Williams Co. (The)	139,637	54,754,460

		252,703,495

COMMERCIAL SERVICES & SUPPLIES — 0.46%
Cintas Corp.	145,248	24,776,404
Republic Services Inc.	174,393	11,550,048
Waste Management Inc.	671,833	56,514,592

		92,841,044

COMMUNICATIONS EQUIPMENT — 0.99%
Cisco Systems Inc.	3,731,550	160,046,179
F5 Networks Inc.[b]	60,063	8,685,710
Motorola Solutions Inc.	273,525	28,802,183

		197,534,072

SCHEDULES OF INVESTMENTS	1

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.11%
Martin Marietta Materials Inc.	44,845	$9,296,369
Vulcan Materials Co.	112,477	12,841,499

		22,137,868
CONSUMER FINANCE — 0.34%
American Express Co.	727,684	67,878,364

		67,878,364
CONTAINERS & PACKAGING — 0.16%
Avery Dennison Corp.	147,268	15,647,225
Packaging Corp. of America	102,008	11,496,301
Sealed Air Corp.	107,359	4,593,892

		31,737,418
DISTRIBUTORS — 0.06%
LKQ Corp.[b]	303,519	11,518,546

		11,518,546
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	225,299	5,724,848

		5,724,848
ELECTRIC UTILITIES — 0.38%
FirstEnergy Corp.	307,308	10,451,545
NextEra Energy Inc.	403,908	65,970,294

		76,421,839
ELECTRICAL EQUIPMENT — 0.43%
AMETEK Inc.	389,258	29,571,930
Emerson Electric Co.	439,402	30,011,157
Rockwell Automation Inc.	147,835	25,752,857

		85,335,944
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
Amphenol Corp. Class A	515,927	44,436,792
Corning Inc.	1,462,227	40,766,889
FLIR Systems Inc.	159,061	7,954,641
IPG Photonics Corp.[b]	64,101	14,959,891
TE Connectivity Ltd.	425,223	42,479,778

		150,597,991
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.60%
Alexandria Real Estate Equities Inc.[a]	92,021	11,492,503
American Tower Corp.	742,345	107,892,422
Apartment Investment & Management Co. Class A	117,184	4,775,248
AvalonBay Communities Inc.	101,995	16,774,098
Boston Properties Inc.[a]	113,190	13,947,272

Security	Shares	Value
Crown Castle International Corp.	476,033	$52,177,977
Digital Realty Trust Inc.[a]	208,943	22,018,413
Equinix Inc.	133,746	55,924,552
Essex Property Trust Inc.	58,015	13,963,050
Extra Space Storage Inc.	212,711	18,582,433
Federal Realty Investment Trust	57,647	6,693,393
GGP Inc.	413,372	8,457,591
Iron Mountain Inc.[a]	213,096	7,002,335
Prologis Inc.	899,892	56,684,197
Public Storage[a]	140,726	28,200,083
SBA Communications Corp.[b]	196,687	33,617,742
Simon Property Group Inc.[a]	257,737	39,781,706
UDR Inc.[a]	298,826	10,644,182
Vornado Realty Trust	189,225	12,734,843

		521,364,040
FOOD PRODUCTS — 0.24%
General Mills Inc.	332,747	14,993,580
Hershey Co. (The)	129,384	12,803,841
Kellogg Co.	151,519	9,850,250
McCormick & Co. Inc./MD NVS	101,121	10,758,263

		48,405,934
HEALTH CARE EQUIPMENT & SUPPLIES — 4.04%
Abbott Laboratories	2,930,943	175,622,105
Align Technology Inc.[b]	121,131	30,419,628
Baxter International Inc.	469,590	30,542,134
Becton Dickinson and Co.	448,310	97,148,777
Boston Scientific Corp.[b]	2,313,569	63,206,705
Cooper Companies Inc. (The)	82,544	18,886,893
Edwards Lifesciences Corp.[b]	354,560	49,468,211
Hologic Inc.[b]	465,159	17,378,340
IDEXX Laboratories Inc.[b]	146,301	28,000,548
Intuitive Surgical Inc.[b]	189,101	78,066,566
Medtronic PLC	981,295	78,719,485
ResMed Inc.	241,609	23,791,238
Stryker Corp.	542,531	87,304,088
Varian Medical Systems Inc.[b]	80,597	9,885,222
Zimmer Biomet Holdings Inc.	191,564	20,888,139

		809,328,079
HEALTH CARE PROVIDERS & SERVICES — 2.93%
Aetna Inc.	275,964	46,637,916
Anthem Inc.	228,257	50,148,063
Centene Corp.[b]	292,899	31,302,116
Cigna Corp.	408,755	68,564,564
HCA Healthcare Inc.	255,175	24,751,975
Laboratory Corp. of America Holdings[b]	99,512	16,096,066
UnitedHealth Group Inc.	1,629,417	348,695,238

		586,195,938

2	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.15%
Cerner Corp.[b]	530,447	$30,765,926

		30,765,926
HOTELS, RESTAURANTS & LEISURE — 2.66%
Carnival Corp.	305,920	20,062,234
Chipotle Mexican Grill Inc.[a,b]	15,722	5,079,936
Darden Restaurants Inc.	123,401	10,519,935
Hilton Worldwide Holdings Inc.	134,491	10,592,511
Marriott International Inc./MD Class A	505,380	68,721,573
McDonald’s Corp.	1,342,353	209,917,162
MGM Resorts International	373,381	13,075,803
Norwegian Cruise Line Holdings Ltd.[b]	347,193	18,390,813
Royal Caribbean Cruises Ltd.	189,164	22,272,169
Starbucks Corp.	1,514,481	87,673,305
Wyndham Worldwide Corp.	168,352	19,264,519
Wynn Resorts Ltd.	135,312	24,675,496
Yum! Brands Inc.	252,263	21,475,149

		531,720,605
HOUSEHOLD DURABLES — 0.38%
DR Horton Inc.	579,455	25,403,307
Garmin Ltd.	90,519	5,334,285
Lennar Corp. Class A	273,405	16,114,491
Mohawk Industries Inc.[b]	69,237	16,078,216
PulteGroup Inc.	444,913	13,120,484

		76,050,783
HOUSEHOLD PRODUCTS — 1.15%
Church & Dwight Co. Inc.	218,265	10,991,825
Clorox Co. (The)	124,172	16,528,535
Colgate-Palmolive Co.	691,825	49,590,016
Kimberly-Clark Corp.	259,798	28,611,554
Procter & Gamble Co. (The)	1,570,668	124,522,559

		230,244,489
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
NRG Energy Inc.	273,676	8,355,328

		8,355,328
INDUSTRIAL CONGLOMERATES — 1.88%
3M Co.	1,002,749	220,123,461
Honeywell International Inc.	747,106	107,964,288
Roper Technologies Inc.	173,592	48,725,538

		376,813,287
INSURANCE — 1.02%
Allstate Corp. (The)	281,237	26,661,268
Aon PLC	245,198	34,408,635
Arthur J Gallagher & Co.	156,249	10,738,994
Marsh & McLennan Companies Inc.	487,252	40,242,143
Principal Financial Group Inc.	208,064	12,673,178

Security	Shares	Value
Progressive Corp. (The)	979,692	$59,692,633
Torchmark Corp.	73,463	6,183,381
Willis Towers Watson PLC	93,391	14,213,176

		204,813,408
INTERNET & DIRECT MARKETING RETAIL — 6.90%
Amazon.com Inc.[b]	676,593	979,260,113
Booking Holdings Inc.[b]	82,119	170,839,546
Expedia Group Inc.	120,944	13,353,427
Netflix Inc.[b]	730,711	215,815,494
TripAdvisor Inc.[a,b]	67,883	2,775,736

		1,382,044,316
INTERNET SOFTWARE & SERVICES — 8.91%
Akamai Technologies Inc.[b]	114,868	8,153,331
Alphabet Inc. Class Ab	502,617	521,284,195
Alphabet Inc. Class C NVS[b]	512,517	528,809,916
eBay Inc.[b]	1,583,995	63,739,959
Facebook Inc. Class Ab	4,034,423	644,660,451
VeriSign Inc.[a,b]	140,993	16,716,130

		1,783,363,982
IT SERVICES — 6.31%
Accenture PLC Class A	654,190	100,418,165
Alliance Data Systems Corp.	49,530	10,542,956
Automatic Data Processing Inc.	746,409	84,702,493
Cognizant Technology Solutions Corp. Class A	990,027	79,697,174
DXC Technology Co.	250,616	25,194,426
Fidelity National Information Services Inc.	346,188	33,337,904
Fiserv Inc.[b]	697,576	49,744,145
Gartner Inc.[a,b]	152,956	17,990,685
Global Payments Inc.	268,726	29,968,324
Mastercard Inc. Class A	1,554,461	272,279,389
Paychex Inc.	352,146	21,688,672
PayPal Holdings Inc.[b]	1,899,668	144,127,811
Total System Services Inc.	279,174	24,081,549
Visa Inc. Class A	3,035,391	363,093,471
Western Union Co. (The)	303,257	5,831,632

		1,262,698,796
LEISURE PRODUCTS — 0.05%
Hasbro Inc.	101,304	8,539,927
Mattel Inc.[a]	157,333	2,068,929

		10,608,856
LIFE SCIENCES TOOLS & SERVICES — 1.34%
Agilent Technologies Inc.	543,106	36,333,792
Illumina Inc.[b]	247,335	58,474,941
IQVIA Holdings Inc.[b]	141,074	13,840,770
Mettler-Toledo International Inc.[b]	42,876	24,654,986
PerkinElmer Inc.	115,138	8,718,249
Thermo Fisher Scientific Inc.	487,111	100,568,937
Waters Corp.[b]	133,010	26,422,437

		269,014,112

SCHEDULES OF INVESTMENTS	3

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value
MACHINERY — 1.62%
Caterpillar Inc.	523,270	$77,119,532
Deere & Co.	300,644	46,696,026
Dover Corp.	144,791	14,221,372
Fortive Corp.	341,511	26,473,933
Illinois Tool Works Inc.	517,614	81,089,409
Ingersoll-Rand PLC	178,200	15,237,882
Parker-Hannifin Corp.	125,043	21,386,104
Stanley Black & Decker Inc.	170,838	26,172,382
Xylem Inc./NY	209,652	16,126,432

		324,523,072
MEDIA — 1.82%
CBS Corp. Class B NVS	262,184	13,473,636
Charter Communications Inc. Class Ab	313,263	97,493,711
Comcast Corp. Class A	3,902,422	133,345,760
Walt Disney Co. (The)	1,190,033	119,526,914

		363,840,021
MULTI-UTILITIES — 0.21%
Dominion Energy Inc.	417,954	28,182,638
WEC Energy Group Inc.	220,661	13,835,445

		42,018,083
MULTILINE RETAIL — 0.29%
Dollar General Corp.	207,443	19,406,293
Dollar Tree Inc.[b]	398,322	37,800,758

		57,207,051
OIL, GAS & CONSUMABLE FUELS — 0.28%
Cabot Oil & Gas Corp.	351,213	8,422,088
Cimarex Energy Co.	51,623	4,826,751
EOG Resources Inc.	342,524	36,057,501
Hess Corp.	136,665	6,917,982

		56,224,322
PERSONAL PRODUCTS — 0.28%
Estee Lauder Companies Inc. (The) Class A	379,142	56,765,140

		56,765,140
PHARMACEUTICALS — 4.28%
Bristol-Myers Squibb Co.	1,731,899	109,542,612
Eli Lilly & Co.	990,194	76,611,310
Johnson & Johnson	2,439,545	312,627,692
Merck & Co. Inc.	1,679,820	91,499,795
Nektar Therapeutics[b]	271,773	28,878,599
Perrigo Co. PLC	79,295	6,608,445
Pfizer Inc.	4,610,977	163,643,574
Zoetis Inc.	820,453	68,516,030

		857,928,057

Security	Shares	Value
PROFESSIONAL SERVICES — 0.19%
Equifax Inc.	118,227	$13,928,323
Robert Half International Inc.	120,925	7,000,348
Verisk Analytics Inc. Class Ab	166,321	17,297,384

		38,226,055
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
CBRE Group Inc. Class Ab	508,802	24,025,630

		24,025,630
ROAD & RAIL — 1.12%
CSX Corp.	1,493,998	83,230,628
JB Hunt Transport Services Inc.	80,878	9,474,858
Kansas City Southern	81,953	9,002,537
Norfolk Southern Corp.	215,309	29,234,656
Union Pacific Corp.	689,253	92,656,281

		223,598,960
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.49%
Advanced Micro Devices Inc.[a,b]	473,879	4,762,484
Analog Devices Inc.	624,285	56,891,092
Applied Materials Inc.	1,769,222	98,386,435
Broadcom Ltd.	691,200	162,881,280
Intel Corp.	4,491,895	233,937,892
KLA-Tencor Corp.	263,037	28,673,663
Lam Research Corp.	275,087	55,886,675
Microchip Technology Inc.[a]	394,600	36,050,656
Micron Technology Inc.[b]	1,947,082	101,520,856
NVIDIA Corp.[a]	1,018,749	235,932,081
Qorvo Inc.[a,b]	211,755	14,918,140
QUALCOMM Inc.	874,678	48,465,908
Skyworks Solutions Inc.	308,066	30,886,697
Texas Instruments Inc.	1,656,578	172,101,888
Xilinx Inc.	262,396	18,955,487

		1,300,251,234
SOFTWARE — 10.01%
Activision Blizzard Inc.	1,277,431	86,175,495
Adobe Systems Inc.[b]	827,764	178,863,245
ANSYS Inc.[b]	141,584	22,184,797
Autodesk Inc.[b]	225,962	28,376,308
Cadence Design Systems Inc.[b]	476,322	17,514,360
Citrix Systems Inc.[b]	121,970	11,318,816
Electronic Arts Inc.[b]	516,169	62,580,330
Intuit Inc.	409,688	71,019,415
Microsoft Corp.	12,965,452	1,183,356,804
Oracle Corp.	2,595,133	118,727,335
Red Hat Inc.[b]	298,940	44,694,519
salesforce.com Inc.[a,b]	1,155,453	134,379,184

4	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2018

Security	Shares	Value
Symantec Corp.	464,440	$12,005,774
Synopsys Inc.[b]	251,076	20,899,566
Take-Two Interactive Software Inc.[b]	125,570	12,278,235

		2,004,374,183
SPECIALTY RETAIL — 2.86%
AutoZone Inc.[b]	19,778	12,829,791
CarMax Inc.[a,b]	150,621	9,329,465
Home Depot Inc. (The)	1,966,343	350,480,976
Lowe’s Companies Inc.	950,330	83,391,457
O’Reilly Automotive Inc.[a,b]	76,142	18,836,008
Ross Stores Inc.	425,323	33,166,688
Tiffany & Co.	70,408	6,876,045
TJX Companies Inc. (The)	479,482	39,106,552
Tractor Supply Co.	83,730	5,276,665
Ulta Salon Cosmetics & Fragrance Inc.[b]	67,072	13,700,797

		572,994,444
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.30%
Apple Inc.	8,543,981	1,433,509,132
NetApp Inc.	451,901	27,877,773

		1,461,386,905
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Hanesbrands Inc.	247,995	4,568,068
Michael Kors Holdings Ltd.[b]	256,920	15,949,593
NIKE Inc. Class B	1,464,252	97,284,903
Tapestry Inc.	187,525	9,865,690
VF Corp.	345,256	25,590,375

		153,258,629
TOBACCO — 1.21%
Altria Group Inc.	1,792,059	111,681,117
Philip Morris International Inc.	1,307,651	129,980,509

		241,661,626
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Fastenal Co.	268,965	14,682,799
United Rentals Inc.[b]	142,779	24,662,217

		39,345,016
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	166,591	13,682,119

		13,682,119

TOTAL COMMON STOCKS
(Cost: $14,796,212,226)		19,986,294,543

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.84%[c,d,e]	201,257,683	$201,257,683
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.58%[c,d]	20,348,132	20,348,132

		221,605,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,607,333)		221,605,815

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $15,017,819,559)		20,207,900,358
Other Assets, Less Liabilities — (0.93)%		(185,805,440)

NET ASSETS — 100.00%		$20,022,094,918

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.37%
Arconic Inc.	588,015	$13,547,866
General Dynamics Corp.	190,027	41,976,964
Harris Corp.	59,832	9,649,705
Huntington Ingalls Industries Inc.	19,859	5,118,856
L3 Technologies Inc.	107,451	22,349,808
Lockheed Martin Corp.	129,680	43,822,762
Northrop Grumman Corp.	76,534	26,719,550
Raytheon Co.	154,571	33,359,513
Textron Inc.	359,479	21,198,477
United Technologies Corp.	1,021,750	128,556,585

		346,300,086
AIR FREIGHT & LOGISTICS — 0.75%
CH Robinson Worldwide Inc.	191,933	17,986,041
Expeditors International of Washington Inc.	107,609	6,811,650
FedEx Corp.	145,572	34,953,293
United Parcel Service Inc. Class B	482,175	50,464,436

		110,215,420
AIRLINES — 0.75%
Alaska Air Group Inc.	169,676	10,513,125
American Airlines Group Inc.	265,622	13,801,719
Delta Air Lines Inc.	893,401	48,967,309
Southwest Airlines Co.	245,221	14,046,259
United Continental Holdings Inc.[a]	333,517	23,169,426

		110,497,838
AUTO COMPONENTS — 0.09%
BorgWarner Inc.	89,407	4,490,914
Goodyear Tire & Rubber Co. (The)	330,126	8,774,749

		13,265,663
AUTOMOBILES — 0.90%
Ford Motor Co.	5,360,817	59,397,852
General Motors Co.	1,734,616	63,035,946
Harley-Davidson Inc.	231,343	9,919,988

		132,353,786
BANKS — 12.26%
Bank of America Corp.	6,834,015	204,952,110
BB&T Corp.	1,067,859	55,571,382
Citigroup Inc.	3,530,459	238,305,982
Citizens Financial Group Inc.	671,828	28,203,339
Comerica Inc.	115,624	11,091,810
Fifth Third Bancorp.	952,344	30,236,922
Huntington Bancshares Inc./OH	1,519,495	22,944,375
JPMorgan Chase & Co.	4,714,430	518,445,867
KeyCorp	1,455,508	28,455,181
M&T Bank Corp.	206,294	38,032,362

Security	Shares	Value
People’s United Financial Inc.	476,072	$8,883,504
PNC Financial Services Group Inc. (The)[b]	647,820	97,976,297
Regions Financial Corp.	1,540,156	28,616,098
SunTrust Banks Inc.	643,291	43,769,520
U.S. Bancorp.	2,155,742	108,864,971
Wells Fargo & Co.	6,030,466	316,056,723
Zions BanCorp.	270,494	14,263,149

		1,794,669,592
BEVERAGES — 1.88%
Brown-Forman Corp. Class B NVS	118,325	6,436,880
Coca-Cola Co. (The)	2,900,709	125,977,792
Dr Pepper Snapple Group Inc.	127,873	15,137,606
Molson Coors Brewing Co. Class B	254,004	19,134,121
PepsiCo Inc.	996,325	108,748,874

		275,435,273
BIOTECHNOLOGY — 1.04%
Alexion Pharmaceuticals Inc.[a]	146,181	16,293,334
Amgen Inc.	376,495	64,184,868
Biogen Inc.[a]	90,103	24,672,003
Gilead Sciences Inc.	629,814	47,481,678

		152,631,883
BUILDING PRODUCTS — 0.37%
Allegion PLC	45,744	3,901,506
Johnson Controls International PLC	1,272,200	44,832,328
Masco Corp.	146,981	5,943,911

		54,677,745
CAPITAL MARKETS — 3.34%
Affiliated Managers Group Inc.	41,123	7,796,098
Ameriprise Financial Inc.	61,955	9,165,623
Bank of New York Mellon Corp. (The)	1,387,079	71,476,181
BlackRock Inc.[b]	69,699	37,757,342
CME Group Inc.	154,311	24,958,261
Franklin Resources Inc.	445,488	15,449,524
Goldman Sachs Group Inc. (The)	485,310	122,230,177
Invesco Ltd.	559,302	17,903,257
Morgan Stanley	1,895,312	102,271,035
Nasdaq Inc.	83,208	7,174,194
Northern Trust Corp.	134,458	13,866,654
Raymond James Financial Inc.	93,501	8,359,924
State Street Corp.	505,049	50,368,537

		488,776,807
CHEMICALS — 3.01%
Air Products & Chemicals Inc.	192,348	30,589,102
Albemarle Corp.	62,308	5,778,444
CF Industries Holdings Inc.	182,224	6,875,312
DowDuPont Inc.	3,214,410	204,790,061

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
Eastman Chemical Co.	196,107	$20,704,977
Ecolab Inc.	192,847	26,433,538
International Flavors & Fragrances Inc.	42,291	5,790,061
LyondellBasell Industries NV Class A	444,439	46,968,314
Monsanto Co.	290,600	33,910,114
Mosaic Co. (The)	481,564	11,692,374
PPG Industries Inc.	181,779	20,286,536
Praxair Inc.	190,047	27,423,782

		441,242,615
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Republic Services Inc.	167,077	11,065,510
Stericycle Inc.[a,c]	117,342	6,868,027

		17,933,537
COMMUNICATIONS EQUIPMENT — 1.16%
Cisco Systems Inc.	3,573,580	153,270,846
F5 Networks Inc.[a]	35,211	5,091,863
Juniper Networks Inc.	472,777	11,502,664

		169,865,373
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	192,198	10,997,570
Jacobs Engineering Group Inc.	165,430	9,785,184
Quanta Services Inc.[a]	208,994	7,178,944

		27,961,698
CONSTRUCTION MATERIALS — 0.14%
Martin Marietta Materials Inc.	49,168	10,192,526
Vulcan Materials Co.	89,169	10,180,425

		20,372,951
CONSUMER FINANCE — 1.19%
American Express Co.	395,864	36,926,194
Capital One Financial Corp.	667,996	64,007,377
Discover Financial Services	487,326	35,053,359
Navient Corp.	361,312	4,740,413
Synchrony Financial	981,357	32,904,900

		173,632,243
CONTAINERS & PACKAGING — 0.57%
Ball Corp.	480,881	19,095,785
International Paper Co.	567,257	30,308,541
Packaging Corp. of America	45,530	5,131,231
Sealed Air Corp.	142,285	6,088,375
WestRock Co.	350,058	22,463,222

		83,087,154
DISTRIBUTORS — 0.17%
Genuine Parts Co.	201,465	18,099,616

Security	Shares	Value
LKQ Corp.[a]	178,621	$6,778,667
		24,878,283
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.[c]	102,964	2,616,315

		2,616,315
DIVERSIFIED FINANCIAL SERVICES — 3.67%
Berkshire Hathaway Inc. Class Ba	2,643,811	527,387,418
Leucadia National Corp.	430,689	9,789,561

		537,176,979
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.06%
AT&T Inc.	8,434,456	300,688,356
CenturyLink Inc.	1,336,319	21,955,721
Verizon Communications Inc.	5,670,525	271,164,506

		593,808,583
ELECTRIC UTILITIES — 3.33%
Alliant Energy Corp.	317,822	12,986,207
American Electric Power Co. Inc.	675,850	46,356,551
Duke Energy Corp.	961,706	74,503,364
Edison International	447,559	28,491,606
Entergy Corp.	248,028	19,539,646
Eversource Energy	435,317	25,648,878
Exelon Corp.	1,325,646	51,713,450
FirstEnergy Corp.	364,629	12,401,032
NextEra Energy Inc.	316,623	51,714,035
PG&E Corp.	706,743	31,047,220
Pinnacle West Capital Corp.	153,571	12,254,966
PPL Corp.	956,861	27,069,598
Southern Co. (The)	1,384,893	61,849,321
Xcel Energy Inc.	697,933	31,741,993

		487,317,867
ELECTRICAL EQUIPMENT — 0.69%
Acuity Brands Inc.[c]	57,174	7,958,049
Eaton Corp. PLC	604,703	48,321,817
Emerson Electric Co.	514,512	35,141,170
Rockwell Automation Inc.	54,112	9,426,310

		100,847,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.11%
FLIR Systems Inc.	61,009	3,051,060
TE Connectivity Ltd.	135,075	13,493,993

		16,545,053

SCHEDULES OF INVESTMENTS	7

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.66%
Baker Hughes a GE Co.	582,000	$16,162,140
Halliburton Co.	1,198,611	56,262,800
Helmerich & Payne Inc.	149,378	9,942,600
National Oilwell Varco Inc.	522,065	19,217,213
Schlumberger Ltd.	1,901,096	123,152,999
TechnipFMC PLC	602,188	17,734,436

		242,472,188
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.84%
Alexandria Real Estate Equities Inc.	63,850	7,974,227
Apartment Investment & Management Co. Class A	121,030	4,931,973
AvalonBay Communities Inc.	106,807	17,565,479
Boston Properties Inc.	118,721	14,628,802
Crown Castle International Corp.	182,827	20,039,667
Digital Realty Trust Inc.	113,495	11,960,103
Duke Realty Corp.	493,096	13,057,182
Equity Residential	505,755	31,164,623
Essex Property Trust Inc.	43,539	10,478,967
Federal Realty Investment Trust	54,180	6,290,840
GGP Inc.	529,884	10,841,427
HCP Inc.	644,881	14,980,586
Host Hotels & Resorts Inc.	1,008,461	18,797,713
Iron Mountain Inc.	211,649	6,954,786
Kimco Realty Corp.	589,046	8,482,262
Macerich Co. (The)[c]	148,973	8,345,467
Mid-America Apartment Communities Inc.	156,959	14,320,939
Public Storage[c]	90,563	18,147,920
Realty Income Corp.[c]	391,589	20,256,899
Regency Centers Corp.[c]	204,378	12,054,214
Simon Property Group Inc.	217,908	33,634,100
SL Green Realty Corp.[c]	124,234	12,029,578
UDR Inc.	125,255	4,461,583
Ventas Inc.	489,297	24,234,880
Vornado Realty Trust	82,896	5,578,901
Welltower Inc.	508,756	27,691,589
Weyerhaeuser Co.	1,037,429	36,310,015

		415,214,722
FOOD & STAPLES RETAILING — 3.57%
Costco Wholesale Corp.	603,187	113,658,526
CVS Health Corp.	1,393,639	86,698,282
Kroger Co. (The)	1,209,717	28,960,625
Sysco Corp.	659,587	39,548,836
Walgreens Boots Alliance Inc.	1,170,346	76,622,553
Walmart Inc.	1,994,009	177,406,981

		522,895,803
FOOD PRODUCTS — 2.18%
Archer-Daniels-Midland Co.	768,237	33,318,439
Campbell Soup Co.	264,293	11,446,530
Conagra Brands Inc.	552,022	20,358,571
General Mills Inc.	508,106	22,895,256
Hershey Co. (The)	88,163	8,724,610
Hormel Foods Corp.	370,135	12,703,033
JM Smucker Co. (The)	156,025	19,348,660
Kellogg Co.	218,868	14,228,609
Kraft Heinz Co. (The)	820,425	51,104,273

Security	Shares	Value
McCormick & Co. Inc./MD NVS	85,407	$9,086,451
Mondelez International Inc. Class A	2,043,131	85,259,857
Tyson Foods Inc. Class A	408,815	29,921,170

		318,395,459
HEALTH CARE EQUIPMENT & SUPPLIES — 1.53%
Baxter International Inc.	299,852	19,502,374
Danaher Corp.	843,254	82,562,999
DENTSPLY SIRONA Inc.	315,520	15,873,811
Medtronic PLC	1,061,164	85,126,576
Varian Medical Systems Inc.[a]	58,174	7,135,041
Zimmer Biomet Holdings Inc.	122,519	13,359,472

		223,560,273
HEALTH CARE PROVIDERS & SERVICES — 2.45%
Aetna Inc.	224,561	37,950,809
AmerisourceBergen Corp.	224,027	19,313,367
Anthem Inc.	165,344	36,326,077
Cardinal Health Inc.	432,297	27,096,376
DaVita Inc.[a]	200,368	13,212,266
Envision Healthcare Corp.[a,c]	166,202	6,387,143
Express Scripts Holding Co.[a]	775,224	53,552,474
HCA Healthcare Inc.	177,537	17,221,089
Henry Schein Inc.[a]	211,532	14,217,066
Humana Inc.	189,145	50,847,850
Laboratory Corp. of America Holdings[a]	58,764	9,505,077
McKesson Corp.	283,448	39,929,320
Quest Diagnostics Inc.	186,194	18,675,258
Universal Health Services Inc. Class B	119,431	14,141,825

		358,375,997
HOTELS, RESTAURANTS & LEISURE — 0.89%
Carnival Corp.	306,738	20,115,878
Chipotle Mexican Grill Inc.[a,c]	20,387	6,587,244
Darden Restaurants Inc.	66,607	5,678,247
Hilton Worldwide Holdings Inc.	166,665	13,126,535
MGM Resorts International	392,110	13,731,692
Royal Caribbean Cruises Ltd.	79,871	9,404,012
Starbucks Corp.	694,980	40,232,392
Yum! Brands Inc.	251,687	21,426,114

		130,302,114
HOUSEHOLD DURABLES — 0.41%
Garmin Ltd.	73,988	4,360,113
Leggett & Platt Inc.	181,454	8,049,299
Lennar Corp. Class A	155,171	9,145,779
Mohawk Industries Inc.[a]	30,362	7,050,664
Newell Brands Inc.	664,675	16,935,919
Whirlpool Corp.	97,305	14,898,368

		60,440,142

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	157,348	$7,924,045
Clorox Co. (The)	76,224	10,146,177
Colgate-Palmolive Co.	637,286	45,680,661
Kimberly-Clark Corp.	269,796	29,712,633
Procter & Gamble Co. (The)	2,181,744	172,968,664

		266,432,180
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	907,330	10,316,342
NRG Energy Inc.	189,704	5,791,663

		16,108,005
INDUSTRIAL CONGLOMERATES — 1.52%
General Electric Co.	11,927,156	160,778,063
Honeywell International Inc.	423,533	61,204,754

		221,982,817
INSURANCE — 4.33%
Aflac Inc.	1,070,612	46,849,981
Allstate Corp. (The)	257,672	24,427,306
American International Group Inc.	1,234,884	67,202,387
Aon PLC	139,109	19,521,166
Arthur J Gallagher & Co.	122,130	8,393,995
Assurant Inc.	72,256	6,604,921
Brighthouse Financial Inc.[a]	131,623	6,765,422
Chubb Ltd.	637,514	87,192,790
Cincinnati Financial Corp.	205,010	15,224,043
Everest Re Group Ltd.	55,884	14,352,129
Hartford Financial Services Group Inc. (The)	490,377	25,264,223
Lincoln National Corp.	301,222	22,007,279
Loews Corp.	371,423	18,470,866
Marsh & McLennan Companies Inc.	300,172	24,791,205
MetLife Inc.	1,424,028	65,348,645
Principal Financial Group Inc.	201,303	12,261,366
Prudential Financial Inc.	579,686	60,026,485
Torchmark Corp.	83,642	7,040,147
Travelers Companies Inc. (The)	372,852	51,774,229
Unum Group	304,556	14,499,911
Willis Towers Watson PLC	105,059	15,988,929
XL Group Ltd.	354,879	19,610,614

		633,618,039
INTERNET & DIRECT MARKETING RETAIL — 0.08%
Expedia Group Inc.	68,140	7,523,337
TripAdvisor Inc.[a,c]	93,884	3,838,917

		11,362,254
INTERNET SOFTWARE & SERVICES — 0.07%
Akamai Technologies Inc.[a]	139,980	9,935,780

		9,935,780

Security	Shares	Value
IT SERVICES — 2.02%
Accenture PLC Class A	313,431	$48,111,658
Alliance Data Systems Corp.	25,779	5,487,318
CSRA Inc.	224,851	9,270,607
DXC Technology Co.	188,093	18,908,989
Fidelity National Information Services Inc.	172,888	16,649,114
International Business Machines Corp.	1,176,809	180,557,805
Paychex Inc.	152,176	9,372,520
Western Union Co. (The)	384,881	7,401,262

		295,759,273
LEISURE PRODUCTS — 0.07%
Hasbro Inc.	70,166	5,914,994
Mattel Inc.[c]	344,628	4,531,858

		10,446,852
LIFE SCIENCES TOOLS & SERVICES — 0.30%
IQVIA Holdings Inc.[a]	84,096	8,250,659
PerkinElmer Inc.	57,356	4,342,996
Thermo Fisher Scientific Inc.	154,466	31,891,050

		44,484,705
MACHINERY — 1.77%
Caterpillar Inc.	394,053	58,075,531
Cummins Inc.	213,943	34,678,021
Deere & Co.	200,021	31,067,262
Dover Corp.	92,346	9,070,224
Flowserve Corp.	179,655	7,784,451
Fortive Corp.	143,034	11,087,996
Ingersoll-Rand PLC	200,182	17,117,563
PACCAR Inc.	483,534	31,995,445
Parker-Hannifin Corp.	80,416	13,753,548
Pentair PLC	227,105	15,472,664
Snap-on Inc.	77,516	11,436,710
Stanley Black & Decker Inc.	71,602	10,969,426
Xylem Inc./NY	76,617	5,893,380

		258,402,221
MEDIA — 3.38%
CBS Corp. Class B NVS	261,196	13,422,862
Comcast Corp. Class A	3,183,571	108,782,621
Discovery Communications Inc. Class Aa,c	218,635	4,685,348
Discovery Communications Inc. Class C NVS[a]	423,626	8,269,180
DISH Network Corp. Class Aa	313,262	11,869,497
Interpublic Group of Companies Inc. (The)	528,695	12,175,846
News Corp. Class A NVS	526,110	8,312,538
News Corp. Class B	167,430	2,695,623
Omnicom Group Inc.	315,999	22,963,647
Time Warner Inc.	1,071,272	101,320,906
Twenty-First Century Fox Inc. Class A NVS	1,447,886	53,122,937
Twenty-First Century Fox Inc. Class B	603,300	21,942,021

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
Viacom Inc. Class B NVS	484,741	$15,056,056
Walt Disney Co. (The)	1,094,763	109,957,996

		494,577,078
METALS & MINING — 0.60%
Freeport-McMoRan Inc.[a]	1,849,672	32,498,737
Newmont Mining Corp.	732,837	28,631,942
Nucor Corp.	436,717	26,679,041

		87,809,720
MULTI-UTILITIES — 1.76%
Ameren Corp.	333,296	18,874,553
CenterPoint Energy Inc.	592,097	16,223,458
CMS Energy Corp.	387,962	17,570,799
Consolidated Edison Inc.	426,383	33,232,291
Dominion Energy Inc.	554,889	37,416,165
DTE Energy Co.	246,423	25,726,561
NiSource Inc.	463,142	11,073,725
Public Service Enterprise Group Inc.	693,395	34,836,165
SCANA Corp.	195,942	7,357,622
Sempra Energy	350,738	39,009,080
WEC Energy Group Inc.	251,412	15,763,533

		257,083,952
MULTILINE RETAIL — 0.71%
Dollar General Corp.	184,292	17,240,517
Kohl’s Corp.	230,783	15,118,594
Macy’s Inc.	418,694	12,451,960
Nordstrom Inc.	160,379	7,763,947
Target Corp.	746,703	51,843,589

		104,418,607
OIL, GAS & CONSUMABLE FUELS — 10.14%
Anadarko Petroleum Corp.	751,632	45,406,089
Andeavor	194,883	19,597,434
Apache Corp.	525,457	20,219,585
Cabot Oil & Gas Corp.	337,448	8,092,003
Chevron Corp.	2,624,095	299,251,794
Cimarex Energy Co.	89,138	8,334,403
Concho Resources Inc.[a]	204,557	30,751,054
ConocoPhillips	1,613,514	95,665,245
Devon Energy Corp.	725,137	23,052,105
EOG Resources Inc.	516,665	54,389,325
EQT Corp.	336,333	15,979,181
Exxon Mobil Corp.	5,820,694	434,281,979
Hess Corp.	252,731	12,793,243
Kinder Morgan Inc./DE	2,606,175	39,248,995
Marathon Oil Corp.	1,167,181	18,826,630
Marathon Petroleum Corp.	651,654	47,642,424
Newfield Exploration Co.[a]	274,352	6,699,676
Noble Energy Inc.	678,141	20,547,672
Occidental Petroleum Corp.	1,051,061	68,276,923
ONEOK Inc.	564,093	32,108,174
Phillips 66	576,731	55,320,038
Pioneer Natural Resources Co.	233,932	40,184,839

Security	Shares	Value
Range Resources Corp.[c]	310,482	$4,514,408
Valero Energy Corp.	595,042	55,202,046
Williams Companies Inc. (The)	1,136,481	28,252,918

		1,484,638,183
PERSONAL PRODUCTS — 0.08%
Coty Inc. Class A	648,633	11,869,984

		11,869,984
PHARMACEUTICALS — 4.84%
Allergan PLC	453,744	76,360,578
Bristol-Myers Squibb Co.	829,786	52,483,964
Eli Lilly & Co.	516,523	39,963,384
Johnson & Johnson	1,695,313	217,254,361
Merck & Co. Inc.	2,333,340	127,097,030
Mylan NVa	709,752	29,220,490
Perrigo Co. PLC	114,980	9,582,433
Pfizer Inc.	4,415,785	156,716,210

		708,678,450
PROFESSIONAL SERVICES — 0.40%
Equifax Inc.	67,873	7,996,118
IHS Markit Ltd.[a]	497,303	23,989,897
Nielsen Holdings PLC	461,542	14,672,420
Robert Half International Inc.	67,761	3,922,684
Verisk Analytics Inc. Class Aa	75,676	7,870,304

		58,451,423
ROAD & RAIL — 0.77%
JB Hunt Transport Services Inc.	50,753	5,945,714
Kansas City Southern	75,032	8,242,265
Norfolk Southern Corp.	214,728	29,155,768
Union Pacific Corp.	519,041	69,774,682

		113,118,429
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.60%
Advanced Micro Devices Inc.[a,c]	746,227	7,499,581
Intel Corp.	2,764,404	143,970,160
QUALCOMM Inc.	1,321,822	73,242,157
Xilinx Inc.	136,606	9,868,418

		234,580,316
SOFTWARE — 1.01%
Autodesk Inc.[a]	118,666	14,902,076
CA Inc.	431,612	14,631,647
Citrix Systems Inc.[a]	78,043	7,242,390
Oracle Corp.	2,034,078	93,059,069
Symantec Corp.	468,421	12,108,683
Take-Two Interactive Software Inc.[a]	55,458	5,422,683

		147,366,548

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2018

Security	Shares	Value
SPECIALTY RETAIL — 1.40%
Advance Auto Parts Inc.	101,623	$12,047,407
AutoZone Inc.[a]	21,338	13,841,747
Best Buy Co. Inc.	349,349	24,450,936
CarMax Inc.[a,c]	122,879	7,611,125
Foot Locker Inc.	166,083	7,563,420
Gap Inc. (The)	299,258	9,336,850
L Brands Inc.	337,274	12,887,240
Lowe’s Companies Inc.	364,829	32,013,745
O’Reilly Automotive Inc.[a]	52,964	13,102,234
Ross Stores Inc.	178,799	13,942,746
Tiffany & Co.	81,187	7,928,722
TJX Companies Inc. (The)	478,841	39,054,272
Tractor Supply Co.	99,499	6,270,427
Ulta Salon Cosmetics & Fragrance Inc.[a]	24,196	4,942,517

		204,993,388
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.07%
Hewlett Packard Enterprise Co.	2,152,570	37,756,078
HP Inc.	2,249,367	49,306,125
Seagate Technology PLC	392,568	22,973,079
Western Digital Corp.	408,762	37,716,470
Xerox Corp.	293,598	8,449,750

		156,201,502
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Hanesbrands Inc.	283,044	5,213,671
NIKE Inc. Class B	588,357	39,090,439
PVH Corp.	105,368	15,955,876
Ralph Lauren Corp.	76,104	8,508,427
Tapestry Inc.	238,704	12,558,218
Under Armour Inc. Class Aa,c	255,241	4,173,190
Under Armour Inc. Class C NVS[a,c]	243,358	3,492,187
VF Corp.	172,829	12,810,086

		101,802,094
TOBACCO — 1.21%
Altria Group Inc.	1,148,680	71,585,738
Philip Morris International Inc.	1,066,756	106,035,546

		177,621,284
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Fastenal Co.	173,866	9,491,345
WW Grainger Inc.	70,326	19,850,920

		29,342,265

Security	Shares	Value
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	110,865	$9,105,342

		9,105,342

TOTAL COMMON STOCKS
(Cost: $13,528,072,518)		14,597,957,479

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.84%[b,d,e]	60,110,555	60,110,555
BlackRock Cash Funds: Treasury, SL Agency Shares 1.58%[b,d]	15,039,687	15,039,687

		75,150,242

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,153,192)		75,150,242

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $13,603,225,710)		14,673,107,721
Other Assets, Less Liabilities — (0.24)%		(34,736,042)

NET ASSETS — 100.00%		$14,638,371,679

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.37%
Curtiss-Wright Corp.	224,584	$30,334,561
KLX Inc.[a]	449,415	31,935,430
Orbital ATK Inc.	513,560	68,103,192
Teledyne Technologies Inc.[a]	317,179	59,366,393

		189,739,576
AUTO COMPONENTS — 1.17%
Dana Inc.	825,890	21,274,927
Delphi Technologies PLC	790,712	37,677,427
Gentex Corp.	1,511,769	34,800,922

		93,753,276
AUTOMOBILES — 0.63%
Thor Industries Inc.	435,428	50,148,243

		50,148,243
BANKS — 6.25%
BancorpSouth Bank	347,220	11,041,596
Bank of Hawaii Corp.	181,594	15,090,461
Bank of the Ozarks Inc.	1,078,968	52,081,785
Cathay General Bancorp.	426,841	17,065,103
Commerce Bancshares Inc./MO	435,751	26,105,842
Cullen/Frost Bankers Inc.	268,892	28,521,375
East West Bancorp. Inc.	1,284,320	80,321,373
Hancock Holding Co.	333,301	17,231,662
Home BancShares Inc./AR	674,215	15,378,844
MB Financial Inc.	384,778	15,575,814
Pinnacle Financial Partners Inc.	387,886	24,902,281
Signature Bank/New York NYa	171,718	24,375,370
Sterling Bancorp./DE	1,317,760	29,715,488
Synovus Financial Corp.	1,054,527	52,663,078
Texas Capital Bancshares Inc.[a,b]	443,052	39,830,375
Webster Financial Corp.	476,713	26,409,900
Wintrust Financial Corp.	276,714	23,811,240

		500,121,587
BEVERAGES — 0.09%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	36,965	6,988,233

		6,988,233
BIOTECHNOLOGY — 0.37%
United Therapeutics Corp.[a,b]	266,234	29,914,052

		29,914,052
BUILDING PRODUCTS — 0.85%
Lennox International Inc.	334,058	68,271,433

		68,271,433

Security	Shares	Value
CAPITAL MARKETS — 7.02%
Eaton Vance Corp. NVS	1,066,880	$59,393,210
Evercore Inc. Class A	366,491	31,958,015
FactSet Research Systems Inc.	346,738	69,146,492
Federated Investors Inc. Class B	800,724	26,744,182
Interactive Brokers Group Inc. Class A	635,070	42,702,107
Janus Henderson Group PLC	1,602,670	53,032,350
MarketAxess Holdings Inc.	333,965	72,617,349
MSCI Inc.	799,187	119,454,481
SEI Investments Co.	1,159,899	86,888,034

		561,936,220
CHEMICALS — 2.71%
Chemours Co. (The)	1,645,234	80,139,348
NewMarket Corp.	36,340	14,597,051
Olin Corp.	861,149	26,170,318
PolyOne Corp.	459,984	19,558,520
RPM International Inc.	512,879	24,448,942
Scotts Miracle-Gro Co. (The)	189,679	16,264,974
Sensient Technologies Corp.	174,739	12,333,079
Valvoline Inc.	1,066,594	23,603,725

		217,115,957
COMMERCIAL SERVICES & SUPPLIES — 3.06%
Brink’s Co. (The)	449,374	32,062,835
Copart Inc.[a,b]	1,793,371	91,336,385
Deluxe Corp.	208,650	15,442,186
Healthcare Services Group Inc.	654,666	28,464,878
Herman Miller Inc.	535,577	17,111,685
MSA Safety Inc.	201,361	16,761,290
Rollins Inc.	853,102	43,533,795

		244,713,054
COMMUNICATIONS EQUIPMENT — 0.55%
InterDigital Inc./PA	308,985	22,741,296
Plantronics Inc.	160,597	9,695,241
ViaSat Inc.[a,b]	180,805	11,882,505

		44,319,042
CONSTRUCTION & ENGINEERING — 0.66%
Dycom Industries Inc.[a,b]	278,784	30,005,522
Granite Construction Inc.	192,993	10,780,589
Valmont Industries Inc.	83,535	12,221,170

		53,007,281
CONSTRUCTION MATERIALS — 0.56%
Eagle Materials Inc.	433,891	44,712,468

		44,712,468

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value
CONSUMER FINANCE — 0.37%
SLM Corp.[a,b]	2,619,525	$29,364,875

		29,364,875
CONTAINERS & PACKAGING — 0.40%
AptarGroup Inc.	270,420	24,291,828
Silgan Holdings Inc.	278,616	7,759,456

		32,051,284
DISTRIBUTORS — 0.66%
Pool Corp.	358,933	52,483,183

		52,483,183
DIVERSIFIED CONSUMER SERVICES — 0.99%
Service Corp. International/U.S.	1,643,877	62,039,918
Sotheby’sa	330,963	16,981,712

		79,021,630
ELECTRIC UTILITIES — 0.68%
ALLETE Inc.	234,991	16,978,100
IDACORP Inc.	237,300	20,946,471
PNM Resources Inc.	424,658	16,243,168

		54,167,739
ELECTRICAL EQUIPMENT — 0.40%
Hubbell Inc.	262,470	31,963,597

		31,963,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.88%
Belden Inc.[b]	166,352	11,468,307
Cognex Corp.	1,542,064	80,171,907
Coherent Inc.[a]	220,520	41,325,448
Jabil Inc.	1,557,032	44,733,529
Keysight Technologies Inc.[a]	830,756	43,523,307
Littelfuse Inc.	220,629	45,930,545
National Instruments Corp.	955,954	48,342,594
Trimble Inc.[a,b]	2,205,929	79,148,733
Vishay Intertechnology Inc.	579,611	10,780,765
Zebra Technologies Corp. Class Aa	473,150	65,857,748

		471,282,883
ENERGY EQUIPMENT & SERVICES — 0.22%
Core Laboratories NVb	164,609	17,813,986

		17,813,986
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.85%
Camden Property Trust	436,388	36,735,142
CoreSite Realty Corp.[b]	304,267	30,505,809
Corporate Office Properties Trust[b]	387,481	10,008,634
Cousins Properties Inc.	1,999,326	17,354,150

Security	Shares	Value
CyrusOne Inc.[b]	367,265	$18,807,641
DCT Industrial Trust Inc.[b]	832,616	46,909,585
Douglas Emmett Inc.	892,247	32,799,000
First Industrial Realty Trust Inc.[b]	1,072,289	31,343,007
GEO Group Inc. (The)[b]	602,479	12,332,745
Healthcare Realty Trust Inc.[b]	572,332	15,859,320
Highwoods Properties Inc.	412,976	18,096,608
Kilroy Realty Corp.	528,545	37,505,553
Lamar Advertising Co. Class Ab	744,932	47,422,371
Liberty Property Trust[b]	642,023	25,507,574
Life Storage Inc.[b]	214,924	17,950,452
Medical Properties Trust Inc.[b]	1,782,244	23,169,172
National Retail Properties Inc.[b]	560,649	22,011,080
PotlatchDeltic Corp.	347,151	18,069,210
Quality Care Properties Inc.[a]	271,147	5,268,386
Rayonier Inc.[b]	702,624	24,718,312
Tanger Factory Outlet Centers Inc.[b]	354,927	7,808,394
Taubman Centers Inc.[b]	240,511	13,687,481
Uniti Group Inc.[b]	697,707	11,337,739
Urban Edge Properties[b]	524,254	11,192,823
Weingarten Realty Investors[b]	420,371	11,804,018

		548,204,206
FOOD & STAPLES RETAILING — 0.32%
Sprouts Farmers Market Inc.[a,b]	1,099,616	25,807,988

		25,807,988
FOOD PRODUCTS — 2.13%
Flowers Foods Inc.	748,071	16,352,832
Hain Celestial Group Inc. (The)[a,b]	373,896	11,990,845
Ingredion Inc.	296,507	38,225,682
Lamb Weston Holdings Inc.	1,298,777	75,614,797
Lancaster Colony Corp.	90,823	11,183,944
Sanderson Farms Inc.	122,585	14,590,067
Tootsie Roll Industries Inc.[b]	81,602	2,403,188

		170,361,355
GAS UTILITIES — 0.51%
ONE Gas Inc.	197,494	13,038,554
Southwest Gas Holdings Inc.	205,399	13,891,134
WGL Holdings Inc.	170,843	14,291,017

		41,220,705
HEALTH CARE EQUIPMENT & SUPPLIES — 6.60%
ABIOMED Inc.[a]	373,752	108,758,095
Cantel Medical Corp.[b]	317,088	35,326,774
Globus Medical Inc. Class Aa	644,097	32,088,913
Hill-Rom Holdings Inc.	587,979	51,154,173
ICU Medical Inc.[a]	134,731	34,006,104
LivaNova PLC[a]	387,856	34,325,256
Masimo Corp.[a]	423,905	37,282,445
NuVasive Inc.[a,b]	275,987	14,409,281

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value
STERIS PLC	461,840	$43,117,382
Teleflex Inc.	400,273	102,061,610
West Pharmaceutical Services Inc.	407,580	35,985,238

		528,515,271
HEALTH CARE PROVIDERS & SERVICES — 1.51%
Encompass Health Corp.	872,000	49,852,240
Molina Healthcare Inc.[a,b]	200,234	16,254,996
Tenet Healthcare Corp.[a,b]	296,441	7,188,694
WellCare Health Plans Inc.[a]	245,304	47,498,214

		120,794,144
HEALTH CARE TECHNOLOGY — 0.54%
Allscripts Healthcare Solutions Inc.[a,b]	844,654	10,431,477
Medidata Solutions Inc.[a,b]	526,306	33,057,280

		43,488,757
HOTELS, RESTAURANTS & LEISURE — 4.20%
Boyd Gaming Corp.	732,867	23,349,143
Churchill Downs Inc.	99,764	24,347,404
Cracker Barrel Old Country Store Inc.[b]	86,343	13,745,806
Domino’s Pizza Inc.	388,587	90,758,380
Dunkin’ Brands Group Inc.	730,895	43,627,122
ILG Inc.	675,394	21,011,507
Jack in the Box Inc.	172,231	14,696,471
Papa John’s International Inc.[b]	88,912	5,094,658
Scientific Games Corp./DE Class Aa	467,274	19,438,598
Six Flags Entertainment Corp.	701,665	43,685,663
Texas Roadhouse Inc.	384,973	22,243,740
Wendy’s Co. (The)	823,421	14,451,039

		336,449,531
HOUSEHOLD DURABLES — 2.63%
Helen of Troy Ltd.[a,b]	114,242	9,939,054
KB Home	750,212	21,343,531
NVR Inc.[a]	30,428	85,198,400
Tempur Sealy International Inc.[a,b]	173,356	7,851,293
Toll Brothers Inc.	1,270,350	54,942,637
TRI Pointe Group Inc.[a,b]	1,353,318	22,235,015
Tupperware Brands Corp.	196,133	9,488,915

		210,998,845
HOUSEHOLD PRODUCTS — 0.18%
Energizer Holdings Inc.	236,271	14,077,026

		14,077,026
INDUSTRIAL CONGLOMERATES — 0.34%
Carlisle Companies Inc.	263,528	27,514,958

		27,514,958
INSURANCE — 2.20%
Brown & Brown Inc.	1,300,812	33,092,657

Security	Shares	Value
CNO Financial Group Inc.	1,130,786	$24,504,133
First American Financial Corp.	541,919	31,799,807
Kemper Corp.	434,407	24,761,199
Primerica Inc.	376,011	36,322,662
RenaissanceRe Holdings Ltd.	185,715	25,723,385

		176,203,843
INTERNET SOFTWARE & SERVICES — 1.22%
Cars.com Inc.[a,b]	347,316	9,839,462
j2 Global Inc.	436,232	34,427,429
LogMeIn Inc.	465,872	53,831,510

		98,098,401
IT SERVICES — 4.94%
Acxiom Corp.[a]	313,194	7,112,636
Broadridge Financial Solutions Inc.	1,036,511	113,694,892
CoreLogic Inc./U.S.[a]	727,123	32,887,773
DST Systems Inc.	226,463	18,943,630
Jack Henry & Associates Inc.	686,497	83,031,812
MAXIMUS Inc.	582,001	38,842,747
Sabre Corp.	860,696	18,461,929
Teradata Corp.[a]	685,835	27,207,074
WEX Inc.[a,b]	355,585	55,691,723

		395,874,216
LEISURE PRODUCTS — 1.01%
Brunswick Corp./DE	351,581	20,880,395
Polaris Industries Inc.	521,082	59,674,311

		80,554,706
LIFE SCIENCES TOOLS & SERVICES — 1.75%
Bio-Rad Laboratories Inc. Class Aa	179,618	44,918,870
Bio-Techne Corp.	332,974	50,292,393
Charles River Laboratories International Inc.[a,b]	421,422	44,982,584

		140,193,847
MACHINERY — 6.13%
Crane Co.	199,403	18,492,634
Donaldson Co. Inc.	704,091	31,719,299
Graco Inc.	1,505,551	68,833,792
IDEX Corp.	680,035	96,911,788
ITT Inc.	414,418	20,298,194
Kennametal Inc.	306,871	12,323,939
Lincoln Electric Holdings Inc.	297,334	26,745,193
Nordson Corp.	453,303	61,803,331
Oshkosh Corp.	319,725	24,705,151
Terex Corp.	291,700	10,912,497
Timken Co. (The)	319,802	14,582,971
Toro Co. (The)	952,462	59,481,252
Wabtec Corp./DEb	311,547	25,359,926
Woodward Inc.	259,697	18,609,887

		490,779,854

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value
MEDIA — 1.63%
AMC Networks Inc. Class Aa,b	275,640	$14,250,588
Cable One Inc.	25,837	17,752,861
John Wiley & Sons Inc. Class A	151,664	9,660,997
Live Nation Entertainment Inc.[a,b]	1,202,277	50,663,953
Meredith Corp.	195,787	10,533,341
New York Times Co. (The) Class A	1,136,744	27,395,530

		130,257,270
METALS & MINING — 0.62%
Royal Gold Inc.	581,578	49,940,103

		49,940,103
MULTI-UTILITIES — 0.38%
Vectren Corp.	472,214	30,183,919

		30,183,919
OIL, GAS & CONSUMABLE FUELS — 0.14%
Matador Resources Co.[a,b]	374,670	11,206,380

		11,206,380
PAPER & FOREST PRODUCTS — 0.46%
Louisiana-Pacific Corp.	1,293,421	37,211,722

		37,211,722
PERSONAL PRODUCTS — 0.18%
Nu Skin Enterprises Inc. Class A	200,209	14,757,405

		14,757,405
PHARMACEUTICALS — 0.94%
Akorn Inc.[a,b]	844,122	15,793,523
Catalent Inc.[a]	1,184,589	48,639,224
Prestige Brands Holdings Inc.[a,b]	319,157	10,761,974

		75,194,721
PROFESSIONAL SERVICES — 0.25%
Dun & Bradstreet Corp. (The)	170,937	19,999,629

		19,999,629
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Jones Lang LaSalle Inc.	254,186	44,391,043

		44,391,043
ROAD & RAIL — 1.89%
Knight-Swift Transportation Holdings Inc.[b]	569,984	26,224,964
Landstar System Inc.	257,446	28,228,954

Security	Shares	Value
Old Dominion Freight Line Inc.	607,515	$89,286,479
Werner Enterprises Inc.	212,812	7,767,638

		151,508,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.59%
Cirrus Logic Inc.[a,b]	563,029	22,875,868
Cree Inc.[a,b]	405,445	16,343,488
Cypress Semiconductor Corp.	1,955,598	33,166,942
First Solar Inc.[a]	356,303	25,290,387
Integrated Device Technology Inc.[a,b]	1,180,885	36,087,846
Microsemi Corp.[a]	1,044,871	67,624,051
MKS Instruments Inc.	484,150	55,991,947
Monolithic Power Systems Inc.	345,875	40,041,949
Silicon Laboratories Inc.[a]	381,100	34,260,890
Teradyne Inc.	1,736,408	79,371,210
Versum Materials Inc.	967,930	36,423,206

		447,477,784
SOFTWARE — 5.55%
ACI Worldwide Inc.[a,b]	525,233	12,458,527
Blackbaud Inc.[b]	427,190	43,492,214
CDK Global Inc.	1,123,859	71,185,229
CommVault Systems Inc.[a]	192,495	11,010,714
Fair Isaac Corp.	267,209	45,257,188
Fortinet Inc.[a]	1,283,938	68,793,398
Manhattan Associates Inc.[a,b]	368,403	15,428,718
PTC Inc.[a]	609,609	47,555,598
Tyler Technologies Inc.[a]	313,194	66,071,406
Ultimate Software Group Inc. (The)[a,b]	258,074	62,892,634

		444,145,626
SPECIALTY RETAIL — 0.22%
American Eagle Outfitters Inc.	883,037	17,598,927

		17,598,927
TEXTILES, APPAREL & LUXURY GOODS — 1.12%
Carter’s Inc.	290,129	30,202,429
Deckers Outdoor Corp.[a,b]	141,110	12,704,133
Skechers U.S.A. Inc. Class Aa	1,205,473	46,880,845

		89,787,407
THRIFTS & MORTGAGE FINANCE — 0.42%
LendingTree Inc.[a,b]	68,834	22,587,877
Washington Federal Inc.	318,806	11,030,688

		33,618,565
TRADING COMPANIES & DISTRIBUTORS — 0.52%
MSC Industrial Direct Co. Inc. Class A	180,143	16,520,915
Watsco Inc.	137,089	24,808,996

		41,329,911

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2018

Security	Shares	Value
WATER UTILITIES — 0.41%
Aqua America Inc.	963,428	$32,814,358

		32,814,358

TOTAL COMMON STOCKS
(Cost: $6,612,757,498)		7,993,450,057

SHORT-TERM INVESTMENTS — 3.36%

MONEY MARKET FUNDS — 3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	259,947,471	259,947,471
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	9,263,945	9,263,945

		269,211,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,215,140)		269,211,416

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $6,881,972,638)		8,262,661,473
Other Assets, Less Liabilities — (3.18)%		(254,441,033)

NET ASSETS — 100.00%		$8,008,220,440

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 0.54%
Curtiss-Wright Corp.	127,779	$17,259,109
Esterline Technologies Corp.[a]	176,024	12,876,156

		30,135,265
AIRLINES — 0.79%
JetBlue Airways Corp.[a]	2,166,098	44,015,111

		44,015,111
AUTO COMPONENTS — 0.63%
Cooper Tire & Rubber Co.	342,069	10,022,622
Dana Inc.	352,264	9,074,320
Gentex Corp.	701,800	16,155,436

		35,252,378
BANKS — 10.21%
Associated Banc-Corp.	1,147,836	28,523,725
BancorpSouth Bank	305,422	9,712,420
Bank of Hawaii Corp.	148,120	12,308,772
Cathay General Bancorp.	190,372	7,611,072
Chemical Financial Corp.	479,846	26,237,979
Commerce Bancshares Inc./MO	303,362	18,174,417
Cullen/Frost Bankers Inc.	187,203	19,856,622
F.N.B. Corp.	2,176,906	29,279,386
First Horizon National Corp.	2,199,572	41,417,941
Fulton Financial Corp.	1,179,688	20,939,462
Hancock Holding Co.	321,300	16,611,210
Home BancShares Inc./AR	553,216	12,618,857
International Bancshares Corp.	364,761	14,189,203
MB Financial Inc.	277,532	11,234,495
PacWest Bancorp.	846,481	41,926,204
Pinnacle Financial Partners Inc.	204,164	13,107,329
Prosperity Bancshares Inc.	469,966	34,133,631
Signature Bank/New York NYa	231,222	32,821,963
Sterling Bancorp./DE	514,357	11,598,750
TCF Financial Corp.	1,150,567	26,244,433
Trustmark Corp.	456,412	14,221,798
UMB Financial Corp.	296,402	21,456,541
Umpqua Holdings Corp.	1,483,545	31,762,698
United Bankshares Inc./WV	706,928	24,919,212
Valley National Bancorp.	1,781,108	22,192,606
Webster Financial Corp.	260,359	14,423,889
Wintrust Financial Corp.	170,270	14,651,733

		572,176,348
BEVERAGES — 0.11%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	31,442	5,944,110

		5,944,110

Security	Shares	Value
BIOTECHNOLOGY — 0.18%
United Therapeutics Corp.[a,b]	90,066	$10,119,816

		10,119,816
CAPITAL MARKETS — 0.92%
Legg Mason Inc.	568,951	23,127,858
Stifel Financial Corp.	483,554	28,640,904

		51,768,762
CHEMICALS — 2.92%
Ashland Global Holdings Inc.	418,799	29,227,982
Cabot Corp.	415,959	23,177,235
Minerals Technologies Inc.	238,615	15,975,274
NewMarket Corp.	34,626	13,908,572
Olin Corp.	472,322	14,353,866
PolyOne Corp.	195,608	8,317,252
RPM International Inc.	512,753	24,442,936
Scotts Miracle-Gro Co. (The)	126,039	10,807,844
Sensient Technologies Corp.	159,790	11,277,978
Valvoline Inc.	538,574	11,918,643

		163,407,582
COMMERCIAL SERVICES & SUPPLIES — 1.07%
Clean Harbors Inc.[a,b]	346,064	16,891,384
Deluxe Corp.	164,489	12,173,831
HNI Corp.	291,044	10,503,778
MSA Safety Inc.	78,005	6,493,136
Pitney Bowes Inc.	1,257,480	13,693,957

		59,756,086
COMMUNICATIONS EQUIPMENT — 1.66%
ARRIS International PLC[a]	1,171,852	31,136,108
Ciena Corp.[a,b]	971,268	25,155,841
NetScout Systems Inc.[a]	587,303	15,475,434
Plantronics Inc.	102,566	6,191,910
ViaSat Inc.[a,b]	232,192	15,259,658

		93,218,951
CONSTRUCTION & ENGINEERING — 1.86%
AECOM[a,b]	1,071,201	38,166,891
EMCOR Group Inc.	392,848	30,614,645
Granite Construction Inc.	124,016	6,927,534
KBR Inc.	943,998	15,283,327
Valmont Industries Inc.	90,126	13,185,434

		104,177,831
CONSUMER FINANCE — 0.19%
SLM Corp.[a]	933,685	10,466,609

		10,466,609

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value
CONTAINERS & PACKAGING — 2.13%
AptarGroup Inc.	213,186	$19,150,498
Bemis Co. Inc.	612,265	26,645,773
Greif Inc. Class A NVS	174,803	9,133,457
Owens-Illinois Inc.[a]	1,097,710	23,776,399
Silgan Holdings Inc.	289,447	8,061,099
Sonoco Products Co.	669,543	32,472,835

		119,240,061
DIVERSIFIED CONSUMER SERVICES — 0.68%
Adtalem Global Education Inc.[a]	405,662	19,289,228
Graham Holdings Co. Class B	31,140	18,754,065

		38,043,293
ELECTRIC UTILITIES — 3.57%
ALLETE Inc.	164,622	11,893,940
Great Plains Energy Inc.	1,451,363	46,138,830
Hawaiian Electric Industries Inc.	732,495	25,183,178
IDACORP Inc.	159,416	14,071,650
OGE Energy Corp.	1,344,000	44,042,880
PNM Resources Inc.	214,328	8,198,046
Westar Energy Inc.	957,222	50,340,305

		199,868,829
ELECTRICAL EQUIPMENT — 1.11%
EnerSys	282,053	19,566,016
Hubbell Inc.	169,345	20,622,834
Regal Beloit Corp.	298,265	21,877,738

		62,066,588
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.41%
Arrow Electronics Inc.[a]	590,285	45,463,751
Avnet Inc.	807,225	33,709,716
Belden Inc.[b]	158,056	10,896,381
Keysight Technologies Inc.[a]	652,133	34,165,248
Knowles Corp.[a,b]	601,752	7,576,058
SYNNEX Corp.	197,036	19,766,651
Tech Data Corp.[a]	233,659	19,891,391
VeriFone Systems Inc.[a]	742,664	11,422,172
Vishay Intertechnology Inc.	452,732	8,420,815

		191,312,183
ENERGY EQUIPMENT & SERVICES — 2.66%
Core Laboratories NVb	172,178	18,633,103
Diamond Offshore Drilling Inc.[a,b]	434,342	6,367,454
Dril-Quip Inc.[a,b]	256,654	11,498,099
Ensco PLC Class Ab	2,934,390	12,881,972
Nabors Industries Ltd.	2,123,558	14,843,671
Oceaneering International Inc.	662,632	12,285,197
Patterson-UTI Energy Inc.	1,495,975	26,194,522
Rowan Companies PLC Class Aa	763,923	8,815,671
Superior Energy Services Inc.[a,b]	1,038,002	8,750,357
Transocean Ltd.[a,b]	2,934,055	29,047,145

		149,317,191

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.98%
Alexander & Baldwin Inc.	455,921	$10,545,453
American Campus Communities Inc.	918,606	35,476,564
Camden Property Trust	293,107	24,673,747
CoreCivic Inc.	795,508	15,528,316
Corporate Office Properties Trust[b]	388,533	10,035,807
Cousins Properties Inc.	1,330,966	11,552,785
CyrusOne Inc.[b]	368,747	18,883,534
Douglas Emmett Inc.[b]	396,899	14,590,007
Education Realty Trust Inc.	509,996	16,702,369
EPR Properties[b]	435,131	24,106,257
GEO Group Inc. (The)[b]	383,976	7,859,989
Healthcare Realty Trust Inc.[b]	411,905	11,413,888
Highwoods Properties Inc.	382,303	16,752,517
Hospitality Properties Trust	1,103,731	27,968,544
JBG SMITH Properties	628,435	21,184,544
Kilroy Realty Corp.[b]	265,755	18,857,975
LaSalle Hotel Properties[b]	761,959	22,104,431
Liberty Property Trust	506,127	20,108,426
Life Storage Inc.[b]	150,514	12,570,929
Mack-Cali Realty Corp.[b]	608,287	10,164,476
Medical Properties Trust Inc.[b]	1,104,472	14,358,136
National Retail Properties Inc.[b]	611,075	23,990,804
Omega Healthcare Investors Inc.[b]	1,336,502	36,139,014
PotlatchDeltic Corp.	141,250	7,352,062
Quality Care Properties Inc.[a,b]	429,309	8,341,474
Rayonier Inc.[b]	338,805	11,919,160
Sabra Health Care REIT Inc.	1,199,494	21,171,069
Senior Housing Properties Trust	1,595,870	24,991,324
Tanger Factory Outlet Centers Inc.[b]	369,714	8,133,708
Taubman Centers Inc.[b]	229,759	13,075,585
Uniti Group Inc.[b]	589,124	9,573,265
Urban Edge Properties[b]	320,371	6,839,921
Washington Prime Group Inc.[b]	1,250,190	8,338,767
Weingarten Realty Investors	490,398	13,770,376

		559,075,223
FOOD & STAPLES RETAILING — 0.75%
Casey’s General Stores Inc.	252,690	27,737,781
United Natural Foods Inc.[a,b]	339,197	14,565,119

		42,302,900
FOOD PRODUCTS — 2.23%
Flowers Foods Inc.	686,017	14,996,332
Hain Celestial Group Inc. (The)[a,b]	419,618	13,457,149
Ingredion Inc.	262,518	33,843,821
Lancaster Colony Corp.	62,765	7,728,882
Post Holdings Inc.[a,b]	441,324	33,434,706
Sanderson Farms Inc.	43,198	5,141,426
Tootsie Roll Industries Inc.[b]	70,657	2,080,862
TreeHouse Foods Inc.[a,b]	380,088	14,545,968

		125,229,146

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value
GAS UTILITIES — 3.77%
Atmos Energy Corp.	746,743	$62,905,630
National Fuel Gas Co.	577,444	29,709,494
New Jersey Resources Corp.	589,511	23,639,391
ONE Gas Inc.	204,111	13,475,408
Southwest Gas Holdings Inc.	168,536	11,398,090
UGI Corp.	1,164,377	51,721,626
WGL Holdings Inc.	217,756	18,215,290

		211,064,929
HEALTH CARE EQUIPMENT & SUPPLIES — 1.06%
Halyard Health Inc.[a]	315,770	14,550,682
NuVasive Inc.[a,b]	137,983	7,204,092
STERIS PLC	222,699	20,791,179
West Pharmaceutical Services Inc.	189,211	16,705,439

		59,251,392
HEALTH CARE PROVIDERS & SERVICES — 2.21%
Acadia Healthcare Co. Inc.[a,b]	550,473	21,567,532
LifePoint Health Inc.[a,b]	262,320	12,329,040
MEDNAX Inc.[a]	631,243	35,116,048
Molina Healthcare Inc.[a,b]	157,850	12,814,263
Patterson Companies Inc.	548,819	12,200,247
Tenet Healthcare Corp.[a]	320,332	7,768,051
WellCare Health Plans Inc.[a]	113,878	22,050,197

		123,845,378
HEALTH CARE TECHNOLOGY — 0.13%
Allscripts Healthcare Solutions Inc.[a,b]	583,837	7,210,387

		7,210,387
HOTELS, RESTAURANTS & LEISURE — 1.51%
Brinker International Inc.	311,913	11,260,059
Cheesecake Factory Inc. (The)	287,725	13,874,099
Cracker Barrel Old Country Store Inc.[b]	96,928	15,430,938
ILG Inc.	198,508	6,175,584
International Speedway Corp. Class A	164,712	7,263,799
Jack in the Box Inc.	69,873	5,962,263
Papa John’s International Inc.	98,824	5,662,615
Texas Roadhouse Inc.	150,219	8,679,654
Wendy’s Co. (The)	592,492	10,398,235

		84,707,246
HOUSEHOLD DURABLES — 0.46%
Helen of Troy Ltd.[a,b]	96,391	8,386,017
Tempur Sealy International Inc.[a,b]	179,740	8,140,425
Tupperware Brands Corp.	196,213	9,492,785

		26,019,227

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.24%
Energizer Holdings Inc.	224,943	$13,402,104

		13,402,104
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	216,235	22,577,096

		22,577,096
INSURANCE — 6.94%
Alleghany Corp.	103,363	63,510,362
American Financial Group Inc./OH	464,181	52,090,392
Aspen Insurance Holdings Ltd.	400,258	17,951,571
Brown & Brown Inc.	554,212	14,099,153
First American Financial Corp.	327,175	19,198,629
Genworth Financial Inc. Class Aa	3,359,595	9,507,654
Hanover Insurance Group Inc. (The)	286,023	33,719,251
Mercury General Corp.	245,772	11,273,562
Old Republic International Corp.	1,675,475	35,938,939
Reinsurance Group of America Inc.	433,954	66,828,916
RenaissanceRe Holdings Ltd.	129,293	17,908,373
WR Berkley Corp.	646,198	46,978,595

		389,005,397
INTERNET SOFTWARE & SERVICES — 0.11%
Cars.com Inc.[a,b]	222,481	6,302,887

		6,302,887
IT SERVICES — 2.78%
Acxiom Corp.[a,b]	298,470	6,778,254
Convergys Corp.	616,585	13,947,153
DST Systems Inc.	227,368	19,019,333
Leidos Holdings Inc.	958,154	62,663,272
Sabre Corp.	864,090	18,534,730
Science Applications International Corp.	287,813	22,679,664
Teradata Corp.[a,b]	303,790	12,051,349

		155,673,755
LEISURE PRODUCTS — 0.34%
Brunswick Corp./DE	324,090	19,247,705

		19,247,705
LIFE SCIENCES TOOLS & SERVICES — 0.24%
Syneos Health Inc.[a,b]	379,208	13,461,884

		13,461,884
MACHINERY — 3.93%
AGCO Corp.	444,350	28,816,097
Crane Co.	191,070	17,719,832

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value
Donaldson Co. Inc.	340,960	$15,360,248
ITT Inc.	278,355	13,633,828
Kennametal Inc.	318,410	12,787,346
Lincoln Electric Holdings Inc.	191,029	17,183,058
Oshkosh Corp.	261,230	20,185,242
Terex Corp.	300,365	11,236,655
Timken Co. (The)	221,401	10,095,886
Trinity Industries Inc.	1,015,032	33,120,494
Wabtec Corp./DEb	339,576	27,641,486
Woodward Inc.	174,430	12,499,654

		220,279,826
MARINE — 0.50%
Kirby Corp.[a,b]	361,582	27,823,735

		27,823,735
MEDIA — 1.36%
AMC Networks Inc. Class Aa,b	123,133	6,365,976
Cable One Inc.	11,961	8,218,523
Cinemark Holdings Inc.	713,281	26,869,295
John Wiley & Sons Inc. Class A	185,266	11,801,444
Meredith Corp.	120,007	6,456,377
TEGNA Inc.	1,451,237	16,529,589

		76,241,204
METALS & MINING — 4.11%
Allegheny Technologies Inc.[a,b]	845,693	20,026,010
Carpenter Technology Corp.	315,743	13,930,581
Commercial Metals Co.	784,928	16,059,627
Compass Minerals International Inc.[b]	227,688	13,729,587
Reliance Steel & Aluminum Co.	490,143	42,024,861
Steel Dynamics Inc.	1,588,748	70,254,437
U.S. Steel Corp.[b]	1,183,685	41,653,875
Worthington Industries Inc.	294,308	12,631,699

		230,310,677
MULTI-UTILITIES — 1.56%
Black Hills Corp.	360,356	19,567,331
MDU Resources Group Inc.	1,314,388	37,013,166
NorthWestern Corp.	332,440	17,885,272
Vectren Corp.	201,330	12,869,013

		87,334,782
MULTILINE RETAIL — 0.42%
Big Lots Inc.	282,880	12,313,766
Dillard’s Inc. Class Ab	138,361	11,115,923

		23,429,689
OIL, GAS & CONSUMABLE FUELS — 5.82%
Callon Petroleum Co.[a,b]	1,359,089	17,994,338

Security	Shares	Value
Chesapeake Energy Corp.[a,b]	6,119,167	$18,479,884
CNX Resources Corp.[a]	1,355,294	20,912,186
Energen Corp.[a]	654,132	41,118,738
Gulfport Energy Corp.[a,b]	1,110,744	10,718,680
HollyFrontier Corp.	1,193,646	58,321,544
Matador Resources Co.[a,b]	372,988	11,156,071
Murphy Oil Corp.	1,091,725	28,210,174
PBF Energy Inc. Class A	744,818	25,249,330
QEP Resources Inc.[a,b]	1,621,833	15,877,745
SM Energy Co.[b]	691,127	12,461,020
Southwestern Energy Co.[a]	3,439,417	14,892,676
World Fuel Services Corp.	456,157	11,198,654
WPX Energy Inc.[a]	2,679,896	39,608,863

		326,199,903
PAPER & FOREST PRODUCTS — 0.32%
Domtar Corp.	421,928	17,948,817

		17,948,817
PERSONAL PRODUCTS — 0.56%
Edgewell Personal Care Co.[a]	363,404	17,741,383
Nu Skin Enterprises Inc. Class A	183,541	13,528,807

		31,270,190
PHARMACEUTICALS — 0.36%
Endo International PLC[a,b]	1,351,477	8,027,774
Mallinckrodt PLC[a,b]	581,132	8,414,791
Prestige Brands Holdings Inc.[a,b]	118,425	3,993,291

		20,435,856
PROFESSIONAL SERVICES — 1.16%
Dun & Bradstreet Corp. (The)	119,511	13,982,787
ManpowerGroup Inc.	445,261	51,249,541

		65,232,328
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
Jones Lang LaSalle Inc.	113,072	19,746,894

		19,746,894
ROAD & RAIL — 2.01%
Avis Budget Group Inc.[a,b]	479,427	22,456,361
Genesee & Wyoming Inc. Class Aa	416,914	29,513,342
Knight-Swift Transportation Holdings Inc.[b]	431,714	19,863,161
Landstar System Inc.	87,648	9,610,603
Ryder System Inc.	356,540	25,952,547
Werner Enterprises Inc.	142,910	5,216,215

		112,612,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.08%
Cree Inc.[a,b]	356,845	14,384,422
Cypress Semiconductor Corp.	907,841	15,396,984
First Solar Inc.[a]	279,698	19,852,964
Synaptics Inc.[a,b]	232,177	10,617,454

		60,251,824

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2018

Security	Shares	Value
SOFTWARE — 0.88%
ACI Worldwide Inc.[a,b]	382,571	$9,074,584
CommVault Systems Inc.[a]	138,119	7,900,407
Manhattan Associates Inc.[a,b]	178,825	7,489,191
PTC Inc.[a,b]	320,860	25,030,288

		49,494,470
SPECIALTY RETAIL — 3.75%
Aaron’s Inc.	415,027	19,340,258
American Eagle Outfitters Inc.	463,666	9,240,864
AutoNation Inc.[a,b]	401,686	18,790,871
Bed Bath & Beyond Inc.	958,434	20,117,530
Dick’s Sporting Goods Inc.	556,527	19,506,271
GameStop Corp. Class A	681,792	8,604,215
Michaels Companies Inc. (The)[a,b]	744,077	14,665,758
Murphy USA Inc.[a,b]	211,969	15,431,343
Office Depot Inc.	3,466,858	7,453,745
Sally Beauty Holdings Inc.[a,b]	841,938	13,849,880
Signet Jewelers Ltd.	406,900	15,673,788
Urban Outfitters Inc.[a,b]	539,093	19,924,877
Williams-Sonoma Inc.	521,175	27,497,193

		210,096,593
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.75%
3D Systems Corp.[a,b]	768,496	8,906,868
Diebold Nixdorf Inc.[b]	512,067	7,885,832
NCR Corp.[a,b]	796,827	25,115,987

		41,908,687
TEXTILES, APPAREL & LUXURY GOODS — 0.36%
Carter’s Inc.	98,809	10,286,017
Deckers Outdoor Corp.[a]	106,977	9,631,139

		19,917,156
THRIFTS & MORTGAGE FINANCE — 0.98%
New York Community Bancorp. Inc.	3,299,120	42,987,534
Washington Federal Inc.	342,919	11,864,997

		54,852,531
TRADING COMPANIES & DISTRIBUTORS — 1.08%
GATX Corp.	255,738	17,515,495
MSC Industrial Direct Co. Inc. Class A	166,770	15,294,477
NOW Inc.[a,b]	724,800	7,407,456
Watsco Inc.	112,008	20,270,088

		60,487,516

Security	Shares	Value
WATER UTILITIES — 0.28%
Aqua America Inc.	466,540	$15,890,352

		15,890,352
WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Telephone & Data Systems Inc.	622,092	17,437,239

		17,437,239

TOTAL COMMON STOCKS
(Cost: $5,335,637,255)		5,587,866,148

SHORT-TERM INVESTMENTS — 7.69%

MONEY MARKET FUNDS — 7.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	424,106,220	424,106,220
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	7,011,886	7,011,886

		431,118,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,138,594)		431,118,106

TOTAL INVESTMENTS IN SECURITIES — 107.41% (Cost: $5,766,775,849)		6,018,984,254
Other Assets, Less Liabilities — (7.41)%		(415,305,487)

NET ASSETS — 100.00%		$5,603,678,767

NVS   —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.55%
Aerojet Rocketdyne Holdings Inc.[a,b]	1,034,179	$28,925,987
Aerovironment Inc.[a,b]	292,253	13,300,434
Axon Enterprise Inc.[a,b]	730,003	28,696,418
Cubic Corp.[a]	168,289	10,703,181
Mercury Systems Inc.[a,b]	663,051	32,038,624
Moog Inc. Class Aa,b	209,352	17,252,698

		130,917,342
AIR FREIGHT & LOGISTICS — 0.42%
Forward Air Corp.	409,325	21,636,919

		21,636,919
AIRLINES — 0.34%
Allegiant Travel Co.	102,465	17,680,336

		17,680,336
AUTO COMPONENTS — 1.53%
Dorman Products Inc.[a,b]	210,484	13,936,146
Fox Factory Holding Corp.[a,b]	518,228	18,086,157
Gentherm Inc.[a,b]	223,829	7,598,995
LCI Industries	344,815	35,912,482
Motorcar Parts of America Inc.[a,b]	128,523	2,754,248

		78,288,028
AUTOMOBILES — 0.29%
Winnebago Industries Inc.	397,786	14,956,754

		14,956,754
BANKS — 6.69%
Ameris Bancorp.	316,755	16,756,339
Banc of California Inc.	316,040	6,099,572
Banner Corp.	194,846	10,812,005
Brookline Bancorp. Inc.	453,888	7,352,986
Central Pacific Financial Corp.	224,850	6,399,231
City Holding Co.	103,148	7,071,827
Columbia Banking System Inc.	504,939	21,182,191
Customers Bancorp. Inc.[b]	200,133	5,833,877
CVB Financial Corp.[a]	766,724	17,358,631
First Commonwealth Financial Corp.	796,687	11,257,187
First Financial Bancorp.	616,365	18,090,313
First Financial Bankshares Inc.[a]	547,885	25,367,075
Glacier Bancorp. Inc.	633,718	24,322,097
Green Bancorp. Inc.[b]	236,777	5,268,288
Hanmi Financial Corp.	243,540	7,488,855
Independent Bank Corp./Rockland MA	193,604	13,852,366
LegacyTexas Financial Group Inc.	586,936	25,132,599
National Bank Holdings Corp. Class A	370,280	12,311,810
Pacific Premier Bancorp. Inc.[a,b]	535,250	21,517,050
S&T Bancorp. Inc.	232,767	9,296,714

Security	Shares	Value
Seacoast Banking Corp. of Florida[a,b]	485,110	$12,840,862
ServisFirst Bancshares Inc.(a)	622,797	25,422,574
Tompkins Financial Corp.	74,980	5,680,485
United Community Banks Inc./GA	539,195	17,065,522
Westamerica Bancorp.	158,615	9,212,359

		342,992,815
BEVERAGES — 0.52%
Coca-Cola Bottling Co. Consolidated	64,477	11,133,243
MGP Ingredients Inc.	172,793	15,480,525

		26,613,768
BIOTECHNOLOGY — 3.70%
Cytokinetics Inc.[a,b]	278,603	2,005,942
Eagle Pharmaceuticals Inc./DEa,b	115,576	6,089,700
Emergent BioSolutions Inc.[a,b]	483,357	25,448,746
Enanta Pharmaceuticals Inc.[a,b]	198,064	16,025,358
Ligand Pharmaceuticals Inc.[a,b]	290,808	48,029,849
MiMedx Group Inc.[a,b]	1,407,954	9,813,439
Momenta Pharmaceuticals Inc.[b]	1,057,772	19,198,562
Myriad Genetics Inc.[a,b]	962,744	28,449,085
Progenics Pharmaceuticals Inc.[a,b]	366,253	2,732,247
Repligen Corp.[a,b]	516,997	18,704,952
Spectrum Pharmaceuticals Inc.[a,b]	823,189	13,245,111

		189,742,991
BUILDING PRODUCTS — 3.43%
AAON Inc.	345,655	13,480,545
American Woodmark Corp.[b]	195,449	19,241,954
Apogee Enterprises Inc.	218,137	9,456,239
Griffon Corp.	208,295	3,801,384
Patrick Industries Inc.[a,b]	335,169	20,730,202
PGT Innovations Inc.[a,b]	686,623	12,805,519
Quanex Building Products Corp.	297,147	5,170,358
Simpson Manufacturing Co. Inc.	572,500	32,970,275
Trex Co. Inc.[b]	405,645	44,122,006
Universal Forest Products Inc.	442,077	14,345,399

		176,123,881
CAPITAL MARKETS — 0.56%
Financial Engines Inc.	391,448	13,700,680
Piper Jaffray Companies	93,165	7,737,353
WisdomTree Investments Inc.	766,685	7,030,502

		28,468,535
CHEMICALS — 2.99%
AdvanSix Inc.[b]	223,272	7,765,400
American Vanguard Corp.	253,225	5,115,145
Balchem Corp.	260,198	21,271,187
HB Fuller Co.	321,904	16,008,286
Ingevity Corp.[b]	579,929	42,734,968
Innospec Inc.	164,635	11,293,961
Koppers Holdings Inc.[b]	285,481	11,733,269
Kraton Corp.[b]	437,430	20,869,785
Quaker Chemical Corp.	111,488	16,514,717

		153,306,718

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.16%
Brady Corp. Class A NVS	301,784	$11,211,276
Interface Inc.	821,046	20,690,359
Mobile Mini Inc.	348,471	15,158,488
Multi-Color Corp.[a]	87,930	5,807,777
RR Donnelley & Sons Co.	301,630	2,633,230
Tetra Tech Inc.	424,744	20,791,219
U.S. Ecology Inc.	187,498	9,993,643
UniFirst Corp./MA	102,514	16,571,388
Viad Corp.	148,152	7,770,572

		110,627,952
COMMUNICATIONS EQUIPMENT — 1.94%
ADTRAN Inc.	342,595	5,327,352
Applied Optoelectronics Inc.[a,b]	268,634	6,731,968
CalAmp Corp.[a,b]	491,344	11,241,951
Extreme Networks Inc.[a,b]	1,588,373	17,583,289
Lumentum Holdings Inc.[a,b]	429,718	27,416,009
Oclaro Inc.[b]	1,283,577	12,270,996
Viavi Solutions Inc.[a,b]	1,932,320	18,782,150

		99,353,715
CONSTRUCTION & ENGINEERING — 0.41%
Comfort Systems USA Inc.	513,149	21,167,396

		21,167,396
CONSTRUCTION MATERIALS — 0.25%
U.S. Concrete Inc.[a,b]	216,135	13,054,554

		13,054,554
CONSUMER FINANCE — 1.99%
Encore Capital Group Inc.[a,b]	195,272	8,826,294
FirstCash Inc.	642,539	52,206,294
Green Dot Corp. Class Aa,b	636,485	40,836,878

		101,869,466
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	194,129	4,105,828

		4,105,828
DIVERSIFIED CONSUMER SERVICES — 0.46%
Capella Education Co.	75,999	6,638,512
Career Education Corp.[a,b]	580,620	7,629,347
Strayer Education Inc.	92,818	9,379,259

		23,647,118

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.08%
Cogent Communications Holdings Inc.	569,594	$24,720,380
Vonage Holdings Corp.[a,b]	2,866,187	30,524,891

		55,245,271
ELECTRIC UTILITIES — 0.30%
El Paso Electric Co.	299,198	15,259,098

		15,259,098
ELECTRICAL EQUIPMENT — 0.12%
Vicor Corp.[b]	223,406	6,378,241

		6,378,241
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.47%
Badger Meter Inc.	256,361	12,087,421
Control4 Corp.[a,b]	278,059	5,972,707
CTS Corp.	241,404	6,566,189
Electro Scientific Industries Inc.[b]	463,358	8,956,710
ePlus Inc.[b]	131,377	10,207,993
FARO Technologies Inc.[a,b]	150,371	8,781,667
II-VI Inc.[a,b]	757,785	30,993,407
Itron Inc.[a,b]	183,609	13,137,224
KEMET Corp.[a,b]	678,818	12,306,970
Methode Electronics Inc.	249,727	9,764,326
OSI Systems Inc.[a,b]	123,319	8,049,031
Park Electrochemical Corp.	93,944	1,582,017
Rogers Corp.[b]	252,178	30,145,358
TTM Technologies Inc.[a,b]	1,270,528	19,426,373

		177,977,393
ENERGY EQUIPMENT & SERVICES — 0.01%
CARBO Ceramics Inc.[a,b]	88,669	642,850

		642,850
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.01%
Agree Realty Corp.[a]	213,221	10,243,137
American Assets Trust Inc.	260,156	8,691,812
Armada Hoffler Properties Inc.	356,661	4,882,689
CareTrust REIT Inc.[a]	620,040	8,308,536
Chesapeake Lodging Trust[a]	358,421	9,967,688
Community Healthcare Trust Inc.[a]	112,807	2,903,652
Easterly Government Properties Inc.[a]	613,643	12,518,317
EastGroup Properties Inc.	478,227	39,530,244
Four Corners Property Trust Inc.[a]	845,758	19,528,552
Getty Realty Corp.	244,316	6,161,650
Global Net Lease Inc.[a]	499,633	8,433,805
Lexington Realty Trust	2,997,459	23,590,002
LTC Properties Inc.[a]	291,489	11,076,582
National Storage Affiliates Trust[a]	692,431	17,366,170
PS Business Parks Inc.	158,610	17,929,274
Ramco-Gershenson Properties Trust[a]	707,494	8,744,626
Retail Opportunity Investments Corp.[a]	773,508	13,667,886

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
Saul Centers Inc.[a]	90,388	$4,607,076
Summit Hotel Properties Inc.[a]	938,155	12,768,290
Universal Health Realty Income Trust	175,029	10,519,243
Urstadt Biddle Properties Inc. Class A	162,439	3,135,073
Whitestone REIT[a]	237,528	2,467,916

		257,042,220
FOOD PRODUCTS — 1.54%
B&G Foods Inc.[a]	578,009	13,698,813
Cal-Maine Foods Inc.[b]	171,416	7,490,879
Calavo Growers Inc.[a]	217,542	20,057,372
Darling Ingredients Inc.[a,b]	1,160,355	20,074,142
J&J Snack Foods Corp.	129,849	17,732,180

		79,053,386
GAS UTILITIES — 0.46%
Northwest Natural Gas Co.	171,983	9,914,820
South Jersey Industries Inc.	483,087	13,603,730

		23,518,550
HEALTH CARE EQUIPMENT & SUPPLIES — 6.35%
Abaxis Inc.	181,371	12,808,420
Analogic Corp.	64,811	6,215,375
Anika Therapeutics Inc.[a,b]	115,021	5,718,844
CONMED Corp.	164,893	10,442,674
CryoLife Inc.[b]	210,218	4,214,871
Cutera Inc.[a,b]	190,653	9,580,313
Haemonetics Corp.[b]	463,402	33,902,490
Heska Corp.[a,b]	90,189	7,131,244
Inogen Inc.[a,b]	238,344	29,278,177
Integer Holdings Corp.[a,b]	391,509	22,139,834
Integra LifeSciences Holdings Corp.[a,b]	543,168	30,058,917
Lantheus Holdings Inc.[b]	412,506	6,558,845
LeMaitre Vascular Inc.[a]	209,205	7,579,497
Meridian Bioscience Inc.	239,098	3,395,192
Merit Medical Systems Inc.[b]	692,497	31,404,739
Natus Medical Inc.[a,b]	237,070	7,977,406
Neogen Corp.[a,b]	709,478	47,527,931
OraSure Technologies Inc.[a,b]	840,221	14,191,333
Orthofix International NVb	250,273	14,711,047
Surmodics Inc.[b]	181,754	6,915,740
Tactile Systems Technology Inc.[a,b]	116,700	3,711,060
Varex Imaging Corp.[a,b]	282,621	10,112,179

		325,576,128
HEALTH CARE PROVIDERS & SERVICES — 5.28%
Almost Family Inc.[a,b]	97,797	5,476,632
Amedisys Inc.[a,b]	393,093	23,719,232
AMN Healthcare Services Inc.[a,b]	656,572	37,260,461
BioTelemetry Inc.[a,b]	425,324	13,206,310
Chemed Corp.	222,222	60,635,495
CorVel Corp.[a,b]	133,056	6,725,981
Ensign Group Inc. (The)	366,771	9,646,077

Security	Shares	Value
HealthEquity Inc.[a,b]	710,301	$43,001,623
LHC Group Inc.[a,b]	290,379	17,875,731
Providence Service Corp. (The)[b]	154,710	10,696,649
Select Medical Holdings Corp.[b]	843,622	14,552,480
Tivity Health Inc.[a,b]	471,024	18,676,102
U.S. Physical Therapy Inc.	111,618	9,074,543

		270,547,316
HEALTH CARE TECHNOLOGY — 1.04%
Computer Programs & Systems Inc.[a]	68,653	2,004,668
HealthStream Inc.	171,695	4,263,187
HMS Holdings Corp.[a,b]	467,240	7,868,322
Omnicell Inc.[a,b]	534,209	23,184,670
Quality Systems Inc.[b]	654,276	8,930,867
Tabula Rasa HealthCare Inc.[b]	178,467	6,924,520

		53,176,234
HOTELS, RESTAURANTS & LEISURE — 3.12%
BJ’s Restaurants Inc.	139,099	6,245,545
Dave & Buster’s Entertainment Inc.[a,b]	561,757	23,447,737
Dine Brands Global Inc.	121,341	7,957,543
Marriott Vacations Worldwide Corp.	326,110	43,437,852
Monarch Casino & Resort Inc.[a,b]	160,072	6,769,445
Penn National Gaming Inc.[a,b]	955,197	25,083,473
Ruth’s Hospitality Group Inc.	401,334	9,812,616
Shake Shack Inc. Class Aa,b	261,951	10,905,020
Sonic Corp.	286,121	7,218,833
Wingstop Inc.	401,606	18,967,852

		159,845,916
HOUSEHOLD DURABLES — 3.01%
Cavco Industries Inc.[a,b]	116,302	20,207,472
Installed Building Products Inc.[b]	290,259	17,430,053
iRobot Corp.[a,b]	384,978	24,711,738
La-Z-Boy Inc.	331,470	9,927,527
LGI Homes Inc.[a,b]	246,249	17,377,792
MDC Holdings Inc.	320,996	8,962,208
Meritage Homes Corp.[b]	278,425	12,598,731
TopBuild Corp.[a,b]	490,019	37,496,254
William Lyon Homes Class Ab	214,332	5,891,987

		154,603,762
HOUSEHOLD PRODUCTS — 0.78%
Central Garden & Pet Co.[b]	141,954	6,104,022
Central Garden & Pet Co. Class A NVS[b]	484,755	19,201,145
WD-40 Co.	109,641	14,439,720

		39,744,887
INDUSTRIAL CONGLOMERATES — 0.34%
Raven Industries Inc.	492,968	17,278,528

		17,278,528

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
INSURANCE — 2.06%
AMERISAFE Inc.	98,971	$5,468,148
eHealth Inc.[a,b]	122,937	1,759,228
Employers Holdings Inc.	209,836	8,487,866
James River Group Holdings Ltd.	61,985	2,198,608
ProAssurance Corp.	348,109	16,900,692
RLI Corp.	232,452	14,735,132
Selective Insurance Group Inc.	519,465	31,531,526
Third Point Reinsurance Ltd.[a,b]	1,105,201	15,417,554
Universal Insurance Holdings Inc.	293,659	9,367,722

		105,866,476
INTERNET & DIRECT MARKETING RETAIL — 0.88%
Nutrisystem Inc.	416,779	11,232,194
PetMed Express Inc.	283,661	11,842,847
Shutterfly Inc.[a,b]	273,159	22,194,169

		45,269,210
INTERNET SOFTWARE & SERVICES — 2.04%
Alarm.com Holdings Inc.[a,b]	185,918	7,016,545
LivePerson Inc.[b]	367,993	6,016,686
NIC Inc.	428,596	5,700,327
QuinStreet Inc.[b]	498,571	6,366,752
Shutterstock Inc.[a,b]	255,779	12,315,759
SPS Commerce Inc.[b]	237,016	15,185,615
Stamps.com Inc.[a,b]	225,059	45,248,112
XO Group Inc.[b]	331,371	6,875,948

		104,725,744
IT SERVICES — 1.28%
CSG Systems International Inc.	218,098	9,877,658
EVERTEC Inc.	325,677	5,324,819
ExlService Holdings Inc.[a,b]	472,429	26,347,365
TTEC Holdings Inc.	194,429	5,968,970
Virtusa Corp.[a,b]	377,651	18,300,968

		65,819,780
LEISURE PRODUCTS — 0.44%
Callaway Golf Co.	876,293	14,336,153
Nautilus Inc.[b]	198,367	2,668,036
Sturm Ruger & Co. Inc.[a]	102,175	5,364,188

		22,368,377
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Cambrex Corp.[a,b]	285,289	14,920,615
Luminex Corp.	304,765	6,421,398

		21,342,013

Security	Shares	Value
MACHINERY — 6.35%
Actuant Corp. Class Aa	313,568	$7,290,456
Alamo Group Inc.	132,309	14,540,759
Albany International Corp. Class A	399,926	25,075,360
Barnes Group Inc.	675,405	40,450,006
EnPro Industries Inc.	298,939	23,131,900
ESCO Technologies Inc.	224,049	13,118,069
Federal Signal Corp.	432,339	9,520,105
Franklin Electric Co. Inc.	273,887	11,160,895
Harsco Corp.[b]	1,107,113	22,861,883
Hillenbrand Inc.	452,164	20,754,328
John Bean Technologies Corp.[a]	434,873	49,314,598
Lindsay Corp.	68,728	6,284,488
Lydall Inc.[b]	103,716	5,004,297
Proto Labs Inc.[b]	345,046	40,560,157
Standex International Corp.	90,955	8,672,559
Tennant Co.	101,470	6,869,519
Wabash National Corp.	414,616	8,628,159
Watts Water Technologies Inc. Class A	160,455	12,467,354

		325,704,892
MEDIA — 0.48%
EW Scripps Co. (The) Class A NVS[a]	412,993	4,951,786
World Wrestling Entertainment Inc. Class A	551,825	19,871,218

		24,823,004
MULTI-UTILITIES — 0.39%
Avista Corp.	388,243	19,897,454

		19,897,454
MULTILINE RETAIL — 0.80%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	678,714	40,926,454

		40,926,454
OIL, GAS & CONSUMABLE FUELS — 0.18%
CONSOL Energy Inc.[a,b]	191,762	5,555,345
Ring Energy Inc.[a,b]	246,324	3,534,750

		9,090,095
PAPER & FOREST PRODUCTS — 0.30%
Neenah Inc.	106,002	8,310,557
Schweitzer-Mauduit International Inc.	180,147	7,052,755

		15,363,312
PERSONAL PRODUCTS — 0.48%
Inter Parfums Inc.	236,006	11,127,683
Medifast Inc.	144,503	13,503,805

		24,631,488
PHARMACEUTICALS — 2.43%
Amphastar Pharmaceuticals Inc.[a,b]	241,223	4,522,931

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
ANI Pharmaceuticals Inc.[a,b]	123,678	$7,200,533
Corcept Therapeutics Inc.[a,b]	1,313,086	21,600,265
Depomed Inc.[a,b]	372,493	2,454,729
Impax Laboratories Inc.[a,b]	579,363	11,268,610
Innoviva Inc.[a,b]	956,116	15,938,454
Lannett Co. Inc.[a,b]	262,399	4,211,504
Medicines Co. (The)[a,b]	425,750	14,024,205
Phibro Animal Health Corp. Series A	269,423	10,696,093
Supernus Pharmaceuticals Inc.[a,b]	710,533	32,542,411

		124,459,735
PROFESSIONAL SERVICES — 3.65%
ASGN Inc.[a,b]	676,442	55,387,071
Exponent Inc.	354,946	27,916,503
Forrester Research Inc.	83,448	3,458,920
Insperity Inc.	509,401	35,428,839
Korn/Ferry International	779,073	40,192,376
WageWorks Inc.[b]	547,298	24,737,870

		187,121,579
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.49%
HFF Inc. Class A	508,784	25,286,565

		25,286,565
ROAD & RAIL — 0.59%
Heartland Express Inc.[a]	270,816	4,871,980
Marten Transport Ltd.	310,914	7,088,839
Saia Inc.[a,b]	245,204	18,427,081

		30,387,900
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.78%
Advanced Energy Industries Inc.[b]	546,286	34,907,675
Axcelis Technologies Inc.[b]	441,530	10,861,638
Brooks Automation Inc.	969,959	26,266,490
Cabot Microelectronics Corp.	352,079	37,711,182
CEVA Inc.[b]	305,572	11,061,706
Cohu Inc.	393,544	8,976,739
FormFactor Inc.[b]	997,896	13,621,280
Kopin Corp.[a,b]	525,418	1,639,304
Kulicke & Soffa Industries Inc.[b]	972,899	24,332,204
MaxLinear Inc.[a,b]	838,022	19,065,000
Nanometrics Inc.[a,b]	228,714	6,152,407
PDF Solutions Inc.[a,b]	145,526	1,696,833
Power Integrations Inc.	258,328	17,656,719
Rambus Inc.[a,b]	1,521,739	20,436,955
Rudolph Technologies Inc.[b]	436,068	12,079,084
Semtech Corp.[b]	574,922	22,450,704
SolarEdge Technologies Inc.[a,b]	283,740	14,924,724
Ultra Clean Holdings Inc.[a,b]	367,326	7,071,025
Xperi Corp.	258,490	5,467,064

		296,378,733

Security	Shares	Value
SOFTWARE — 2.50%
8x8 Inc.[b]	684,843	$12,772,322
Agilysys Inc.[a,b]	104,429	1,244,794
Bottomline Technologies de Inc.[a,b]	477,277	18,494,484
Ebix Inc.[a]	303,741	22,628,704
MicroStrategy Inc. Class Aa,b	63,570	8,199,894
Monotype Imaging Holdings Inc.	354,568	7,960,052
Progress Software Corp.	638,408	24,546,787
Qualys Inc.[a,b]	446,840	32,507,610

		128,354,647
SPECIALTY RETAIL — 2.98%
Children’s Place Inc. (The)	165,666	22,406,326
Five Below Inc.[a,b]	760,952	55,808,220
Lithia Motors Inc. Class A	169,869	17,075,232
Lumber Liquidators Holdings Inc.[a,b]	227,569	5,443,450
RHa,b	261,211	24,888,184
Sleep Number Corp.[a,b]	531,925	18,697,164
Tailored Brands Inc.	345,944	8,669,357

		152,987,933
TEXTILES, APPAREL & LUXURY GOODS — 0.56%
Crocs Inc.[a,b]	628,739	10,217,009
Steven Madden Ltd.	416,844	18,299,451

		28,516,460
THRIFTS & MORTGAGE FINANCE — 1.86%
BofI Holding Inc.[a,b]	758,913	30,758,744
Dime Community Bancshares Inc.	179,437	3,301,641
Meta Financial Group Inc.	125,399	13,693,571
NMI Holdings Inc. Class Ab	798,854	13,221,033
Northfield Bancorp. Inc.	389,433	6,079,049
TrustCo Bank Corp. NY	605,284	5,114,650
Walker & Dunlop Inc.	386,552	22,968,920

		95,137,608
WATER UTILITIES — 0.64%
American States Water Co.	318,710	16,910,753
California Water Service Group	422,676	15,744,681

		32,655,434

TOTAL COMMON STOCKS
(Cost: $4,296,673,541)		5,117,558,789

SHORT-TERM INVESTMENTS — 9.71%

MONEY MARKET FUNDS — 9.71%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.84%[c,d,e]	493,610,941	493,610,941

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.58%[c,d]	4,426,144	$4,426,144

		498,037,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $498,050,688)		498,037,085

TOTAL INVESTMENTS IN SECURITIES — 109.51%
(Cost: $4,794,724,229)		5,615,595,874
Other Assets, Less Liabilities — (9.51)%		(487,543,325)

NET ASSETS — 100.00%		$5,128,052,549

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.52%
AAR Corp.	435,890	$19,227,108
Cubic Corp.[a]	172,125	10,947,150
Engility Holdings Inc.[a,b]	241,308	5,887,915
Moog Inc. Class Aa,b	231,244	19,056,818
National Presto Industries Inc.[a]	68,581	6,429,469
Triumph Group Inc.[a]	670,093	16,886,343

		78,434,803
AIR FREIGHT & LOGISTICS — 0.96%
Atlas Air Worldwide Holdings Inc.[a,b]	341,541	20,646,155
Echo Global Logistics Inc.a,b	354,600	9,786,960
Hub Group Inc. Class Ab	454,291	19,012,078

		49,445,193
AIRLINES — 1.48%
Allegiant Travel Co.	69,233	11,946,154
Hawaiian Holdings Inc.	689,223	26,672,930
SkyWest Inc.	696,818	37,906,899

		76,525,983
AUTO COMPONENTS — 1.73%
American Axle & Manufacturing Holdings Inc.[b]	1,338,549	20,372,716
Cooper-Standard Holdings Inc.[a,b]	216,664	26,608,506
Dorman Products Inc.[a,b]	196,606	13,017,284
Gentherm Inc.[a,b]	276,317	9,380,962
Motorcar Parts of America Inc.[a,b]	133,926	2,870,034
Standard Motor Products Inc.	273,418	13,006,494
Superior Industries International Inc.	315,397	4,194,780

		89,450,776
BANKS — 9.76%
Ameris Bancorp.	207,534	10,978,549
Banc of California Inc.	266,706	5,147,426
Banner Corp.	251,325	13,946,024
Boston Private Financial Holdings Inc.	1,141,152	17,174,338
Brookline Bancorp. Inc.	594,909	9,637,526
Central Pacific Financial Corp.	103,360	2,941,626
City Holding Co.	108,331	7,427,173
Columbia Banking System Inc.	495,005	20,765,460
Community Bank System Inc.	686,468	36,767,226
Customers Bancorp. Inc.[b]	200,970	5,858,276
CVB Financial Corp.	638,074	14,445,995
Fidelity Southern Corp.	297,513	6,863,625
First BanCorp./Puerto Rico[b]	2,450,087	14,749,524
First Commonwealth Financial Corp.	533,173	7,533,734
First Financial Bancorp.	708,064	20,781,678
First Financial Bankshares Inc.	373,632	17,299,162
First Midwest Bancorp. Inc.	1,390,775	34,199,157
Glacier Bancorp. Inc.	451,572	17,331,333
Great Western Bancorp. Inc.	793,277	31,945,265
Green Bancorp. Inc.[a,b]	100,271	2,231,030
Hanmi Financial Corp.	202,978	6,241,573
Hope Bancorp Inc.	1,738,615	31,625,407
Independent Bank Corp./Rockland MA	181,295	12,971,657
NBT Bancorp. Inc.	590,698	20,957,965

Security	Shares	Value
OFG Bancorp.	593,396	$6,200,988
Old National Bancorp./IN	1,807,502	30,546,784
Opus Bank	233,150	6,528,200
S&T Bancorp. Inc.	245,434	9,802,634
Seacoast Banking Corp. of Florida[a,b]	157,725	4,174,981
Simmons First National Corp. Class A	1,058,657	30,118,792
Southside Bancshares Inc.	375,183	13,033,857
Tompkins Financial Corp.	94,687	7,173,487
United Community Banks Inc./GA	468,662	14,833,152
Westamerica Bancorp.	204,476	11,875,966

		504,109,570
BIOTECHNOLOGY — 0.74%
Acorda Therapeutics Inc.[a,b]	630,990	14,922,913
AMAG Pharmaceuticals Inc.[a,b]	458,011	9,228,922
Cytokinetics Inc.[a,b]	414,836	2,986,819
Progenics Pharmaceuticals Inc.[a,b]	583,274	4,351,224
Spectrum Pharmaceuticals Inc.[a,b]	416,199	6,696,642

		38,186,520
BUILDING PRODUCTS — 1.09%
AAON Inc.	202,428	7,894,692
Apogee Enterprises Inc.	172,912	7,495,735
Gibraltar Industries Inc.[a,b]	425,159	14,391,632
Griffon Corp.	211,119	3,852,922
Insteel Industries Inc.[a]	242,211	6,692,290
Quanex Building Products Corp.[a]	184,940	3,217,956
Universal Forest Products Inc.	396,243	12,858,085

		56,403,312
CAPITAL MARKETS — 1.85%
Donnelley Financial Solutions Inc.[b]	455,858	7,827,082
Financial Engines Inc.	467,916	16,377,060
Greenhill & Co. Inc.[a]	345,531	6,392,323
INTL. FCStone Inc.[a,b]	211,562	9,029,466
Investment Technology Group Inc.	450,162	8,886,198
Piper Jaffray Companies	102,492	8,511,961
Virtus Investment Partners Inc.	97,465	12,066,167
Waddell & Reed Financial Inc. Class A	998,366	20,176,977
WisdomTree Investments Inc.	671,821	6,160,598

		95,427,832
CHEMICALS — 2.89%
A Schulman Inc.	396,871	17,065,453
AdvanSix Inc.[a,b]	193,333	6,724,122
American Vanguard Corp.	106,055	2,142,311
Balchem Corp.	175,155	14,318,921
Flotek Industries Inc.[a,b]	756,800	4,616,480
FutureFuel Corp.	347,462	4,166,069
Hawkins Inc.	128,736	4,525,070
HB Fuller Co.	369,357	18,368,124
Innophos Holdings Inc.	264,634	10,640,933
Innospec Inc.	166,616	11,429,858
LSB Industries Inc.[a,b]	277,622	1,701,823
Quaker Chemical Corp.	69,422	10,283,481
Rayonier Advanced Materials Inc.	694,395	14,908,661
Stepan Co.	265,351	22,071,896
Tredegar Corp.	347,641	6,240,156

		149,203,358

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.97%
ABM Industries Inc.	882,092	$29,532,440
Brady Corp. Class A NVS	357,372	13,276,370
Essendant Inc.	512,128	3,994,598
LSC Communications Inc.	471,468	8,227,117
Matthews International Corp. Class A	435,286	22,025,472
Mobile Mini Inc.	256,715	11,167,103
Multi-Color Corp.[a]	103,767	6,853,810
RR Donnelley & Sons Co.	651,752	5,689,795
Team Inc.[a,b]	406,160	5,584,700
Tetra Tech Inc.	337,923	16,541,331
U.S. Ecology Inc.	112,320	5,986,656
UniFirst Corp./MA	108,033	17,463,534
Viad Corp.	134,243	7,041,045

		153,383,971
COMMUNICATIONS EQUIPMENT — 2.29%
ADTRAN Inc.	317,149	4,931,667
Comtech Telecommunications Corp.	318,022	9,505,678
Digi International Inc.[b]	361,151	3,719,855
Finisar Corp.[a,b]	1,534,498	24,260,413
Harmonic Inc.[a,b]	1,113,006	4,229,423
Lumentum Holdings Inc.[a,b]	419,047	26,735,199
NETGEAR Inc.[a,b]	421,502	24,109,914
Oclaro Inc.[a,b]	1,023,730	9,786,859
Viavi Solutions Inc.[b]	1,153,213	11,209,230

		118,488,238
CONSTRUCTION & ENGINEERING — 0.38%
Aegion Corp.[b]	439,853	10,077,032
MYR Group Inc.[b]	222,340	6,852,519
Orion Group Holdings Inc.[a,b]	392,244	2,584,888

		19,514,439
CONSUMER FINANCE — 1.10%
Encore Capital Group Inc.[a,b]	133,540	6,036,008
Enova International Inc.[b]	455,663	10,047,369
EZCORP Inc. Class A NVS[a,b]	695,777	9,184,257
PRA Group Inc.[a,b]	607,226	23,074,588
World Acceptance Corp.[b]	82,167	8,652,185

		56,994,407
CONTAINERS & PACKAGING — 0.04%
Myers Industries Inc.	108,625	2,297,419

		2,297,419
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	621,540	13,213,940

		13,213,940
DIVERSIFIED CONSUMER SERVICES — 0.65%
American Public Education Inc.[b]	220,434	9,478,662
Capella Education Co.	83,107	7,259,397
Career Education Corp.[b]	314,637	4,134,330
Regis Corp.[a,b]	478,085	7,233,426

Security	Shares	Value
Strayer Education Inc.	52,425	$5,297,546

		33,403,361
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
ATN International Inc.	145,729	8,688,363
Cincinnati Bell Inc.[b]	570,645	7,903,433
Consolidated Communications Holdings Inc.	877,730	9,619,921
Frontier Communications Corp.[a]	1,058,127	7,851,302
Iridium Communications Inc.[a,b]	1,122,567	12,628,879

		46,691,898
ELECTRIC UTILITIES — 0.26%
El Paso Electric Co.	259,603	13,239,753

		13,239,753
ELECTRICAL EQUIPMENT — 1.06%
AZZ Inc.	351,273	15,350,630
Encore Wire Corp.	278,525	15,792,367
General Cable Corp.	681,011	20,157,926
Powell Industries Inc.	119,725	3,213,419

		54,514,342
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.40%
Anixter International Inc.[b]	389,366	29,494,475
Badger Meter Inc.	141,028	6,649,470
Bel Fuse Inc. Class B NVS	135,491	2,560,780
Benchmark Electronics Inc.	653,929	19,519,781
CTS Corp.[a]	205,552	5,591,014
Daktronics Inc.	529,164	4,661,935
ePlus Inc.[b]	60,147	4,673,422
Fabrinet[b]	501,980	15,752,132
FARO Technologies Inc.[a,b]	78,987	4,612,841
Insight Enterprises Inc.[b]	482,149	16,841,465
Itron Inc.[a,b]	279,964	20,031,424
Methode Electronics Inc.	253,047	9,894,138
MTS Systems Corp.	239,573	12,373,946
OSI Systems Inc.[a,b]	120,445	7,861,445
Park Electrochemical Corp.	157,606	2,654,085
Plexus Corp.[b]	452,121	27,005,187
Sanmina Corp.[a,b]	957,796	25,046,365
ScanSource Inc.[b]	343,433	12,209,043

		227,432,948
ENERGY EQUIPMENT & SERVICES — 3.44%
Archrock Inc.	959,587	8,396,386
Bristow Group Inc.	435,776	5,665,088
CARBO Ceramics Inc.[a,b]	200,975	1,457,069
Era Group Inc.[a,b]	284,765	2,662,553
Exterran Corp.[b]	427,845	11,423,461
Geospace Technologies Corp.[a,b]	189,949	1,874,797
Gulf Island Fabrication Inc.[a]	182,538	1,296,020
Helix Energy Solutions Group Inc.[a,b]	1,870,771	10,831,764
Matrix Service Co.[b]	361,747	4,955,934
McDermott International Inc.[a,b]	3,820,115	23,264,500
Newpark Resources Inc.[a,b]	1,194,797	9,677,856
Noble Corp. PLC[b]	3,335,497	12,374,694
Oil States International Inc.[a,b]	803,972	21,064,066
Pioneer Energy Services Corp.[a,b]	1,049,476	2,833,585

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
SEACOR Holdings Inc.[a,b]	225,512	$11,523,663
TETRA Technologies Inc.[b]	1,695,276	6,357,285
U.S. Silica Holdings Inc.	1,082,993	27,637,981
Unit Corp.[a,b]	717,256	14,172,979

		177,469,681
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.25%
Acadia Realty Trust[a]	1,130,681	27,814,753
Agree Realty Corp.[a]	210,402	10,107,712
American Assets Trust Inc.	310,490	10,373,471
Armada Hoffler Properties Inc.	262,975	3,600,128
CareTrust REIT Inc.	426,531	5,715,515
CBL & Associates Properties Inc.[a]	2,333,057	9,728,848
Cedar Realty Trust Inc.	1,086,870	4,282,268
Chatham Lodging Trust	617,804	11,830,947
Chesapeake Lodging Trust	465,042	12,932,818
Community Healthcare Trust Inc.[a]	121,135	3,118,015
DiamondRock Hospitality Co.[a]	2,707,556	28,266,885
Franklin Street Properties Corp.[a]	1,454,080	12,228,813
Getty Realty Corp.	207,587	5,235,344
Global Net Lease Inc.[a]	429,955	7,257,640
Government Properties Income Trust[a]	992,087	13,551,908
Hersha Hospitality Trust[a]	510,181	9,132,240
Independence Realty Trust Inc.	1,137,202	10,439,514
Kite Realty Group Trust[a]	1,131,931	17,239,309
LTC Properties Inc.[a]	253,238	9,623,044
Pennsylvania REIT[a]	951,887	9,185,709
PS Business Parks Inc.	113,316	12,809,241
Ramco-Gershenson Properties Trust[a]	389,016	4,808,238
Retail Opportunity Investments Corp.[a]	762,169	13,467,526
Saul Centers Inc.	78,130	3,982,286
Summit Hotel Properties Inc.[a]	496,727	6,760,454
Urstadt Biddle Properties Inc. Class A	245,270	4,733,711
Whitestone REIT[a]	293,739	3,051,948

		271,278,285
FOOD & STAPLES RETAILING — 0.54%
Andersons Inc. (The)	356,119	11,787,539
SpartanNash Co.	486,346	8,370,014
SUPERVALU Inc.[a,b]	515,265	7,847,486

		28,005,039
FOOD PRODUCTS — 1.30%
B&G Foods Inc.[a]	335,004	7,939,595
Cal-Maine Foods Inc.[b]	230,218	10,060,527
Darling Ingredients Inc.[a,b]	1,089,417	18,846,914
Dean Foods Co.	1,237,054	10,663,405
J&J Snack Foods Corp.	73,719	10,067,067
John B Sanfilippo & Son Inc.	119,289	6,903,254
Seneca Foods Corp. Class Aa,b	94,157	2,608,149

		67,088,911
GAS UTILITIES — 1.49%
Northwest Natural Gas Co.	218,754	12,611,168
South Jersey Industries Inc.	603,649	16,998,756
Spire Inc.	651,600	47,110,680

		76,720,604
HEALTH CARE EQUIPMENT & SUPPLIES — 2.25%
Abaxis Inc.	128,310	9,061,252
Analogic Corp.	103,143	9,891,414

Security	Shares	Value
AngioDynamics Inc.[b]	496,439	$8,563,573
Anika Therapeutics Inc.[a,b]	86,652	4,308,338
CONMED Corp.	175,213	11,096,239
CryoLife Inc.[b]	240,815	4,828,341
Haemonetics Corp.[b]	265,950	19,456,902
Integra LifeSciences Holdings Corp.[a,b]	326,651	18,076,866
Invacare Corp.[a]	444,868	7,740,703
Meridian Bioscience Inc.[a]	341,547	4,849,967
Natus Medical Inc.[a,b]	214,788	7,227,616
Tactile Systems Technology Inc.[a,b]	84,846	2,698,103
Varex Imaging Corp.[a,b]	236,853	8,474,600

		116,273,914
HEALTH CARE PROVIDERS & SERVICES — 2.20%
Aceto Corp.	419,733	3,189,971
Community Health Systems Inc.[a,b]	1,542,330	6,107,627
Cross Country Healthcare Inc.[a,b]	495,253	5,502,261
Diplomat Pharmacy Inc.[a,b]	647,593	13,048,999
Ensign Group Inc. (The)	292,849	7,701,929
Kindred Healthcare Inc.	1,234,492	11,295,602
Magellan Health Inc.[b]	327,098	35,032,196
Owens & Minor Inc.	830,610	12,915,985
Quorum Health Corp.[a,b]	382,913	3,132,228
Select Medical Holdings Corp.[b]	621,154	10,714,906
U.S. Physical Therapy Inc.	58,592	4,763,530

		113,405,234
HEALTH CARE TECHNOLOGY — 0.34%
Computer Programs & Systems Inc.[a]	83,970	2,451,924
HealthStream Inc.	173,828	4,316,149
HMS Holdings Corp.[a,b]	654,691	11,024,997

		17,793,070
HOTELS, RESTAURANTS & LEISURE — 1.37%
Belmond Ltd. Class Ab	1,139,709	12,707,755
Biglari Holdings Inc.[a,b]	13,675	5,585,007
BJ’s Restaurants Inc.	105,096	4,718,810
Chuy’s Holdings Inc.[a,b]	228,309	5,981,696
Dine Brands Global Inc.	123,955	8,128,969
El Pollo Loco Holdings Inc.[a,b]	297,909	2,830,136
Fiesta Restaurant Group Inc.[a,b]	368,871	6,824,114
Marcus Corp. (The)	258,490	7,845,171
Red Robin Gourmet Burgers Inc.[a,b]	174,000	10,092,000
Sonic Corp.	245,130	6,184,630

		70,898,288
HOUSEHOLD DURABLES — 1.22%
Ethan Allen Interiors Inc.	344,124	7,897,646
La-Z-Boy Inc.	310,414	9,296,899
M/I Homes Inc.[b]	376,704	11,998,022
MDC Holdings Inc.	293,318	8,189,439
Meritage Homes Corp.[a,b]	241,618	10,933,215
Universal Electronics Inc.[a,b]	192,463	10,017,699
William Lyon Homes Class Ab	178,954	4,919,445

		63,252,365

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.20%
WD-40 Co.	80,155	$10,556,413

		10,556,413
INSURANCE — 4.46%
American Equity Investment Life Holding Co.	1,068,265	31,364,261
AMERISAFE Inc.	162,933	9,002,048
eHealth Inc.[a,b]	109,481	1,566,673
Employers Holdings Inc.	238,454	9,645,464
HCI Group Inc.	109,052	4,161,424
Horace Mann Educators Corp.	551,366	23,570,897
Infinity Property & Casualty Corp.	148,311	17,560,022
James River Group Holdings Ltd.	59,377	2,106,102
Maiden Holdings Ltd.	904,349	5,878,269
Navigators Group Inc. (The)[a]	303,869	17,518,048
ProAssurance Corp.	383,628	18,625,140
RLI Corp.	300,120	19,024,607
Safety Insurance Group Inc.	206,206	15,846,931
Selective Insurance Group Inc.	286,222	17,373,675
Stewart Information Services Corp.	322,034	14,150,174
United Fire Group Inc.	262,534	12,564,877
United Insurance Holdings Corp.	282,409	5,405,308
Universal Insurance Holdings Inc.	157,100	5,011,490

		230,375,410
INTERNET & DIRECT MARKETING RETAIL — 0.29%
FTD Companies Inc.[a,b]	240,563	875,649
Shutterfly Inc.[a,b]	170,510	13,853,938

		14,729,587
INTERNET SOFTWARE & SERVICES — 0.73%
Alarm.com Holdings Inc.[a,b]	156,559	5,908,536
Blucora Inc.[b]	630,270	15,504,642
DHI Group Inc.[a,b]	687,910	1,100,656
Liquidity Services Inc.[a,b]	365,864	2,378,116
LivePerson Inc.[a,b]	373,422	6,105,450
NIC Inc.	485,020	6,450,766

		37,448,166
IT SERVICES — 3.02%
CACI International Inc. Class Aa,b	331,164	50,121,671
Cardtronics PLC Class Aa,b	619,121	13,812,590
CSG Systems International Inc.	240,791	10,905,424
EVERTEC Inc.	495,520	8,101,752
ManTech International Corp./VA Class A	350,700	19,453,329
Perficient Inc.[b]	464,868	10,654,775
Sykes Enterprises Inc.[b]	536,348	15,521,911
Travelport Worldwide Ltd.	1,684,621	27,526,707

		156,098,159
LEISURE PRODUCTS — 0.57%
Callaway Golf Co.	419,541	6,863,691
Nautilus Inc.[b]	224,572	3,020,493
Sturm Ruger & Co. Inc.[a]	136,348	7,158,270
Vista Outdoor Inc.[a,b]	772,683	12,610,187

		29,652,641

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.27%
Cambrex Corp.[a,b]	163,870	$8,570,401
Luminex Corp.	254,331	5,358,754

		13,929,155
MACHINERY — 5.18%
Actuant Corp. Class Aa	501,180	11,652,435
Astec Industries Inc.	257,500	14,208,850
Briggs & Stratton Corp.	580,990	12,438,996
Chart Industries Inc.[a,b]	415,889	24,549,928
CIRCOR International Inc.	220,978	9,426,922
ESCO Technologies Inc.	128,412	7,518,523
Federal Signal Corp.	387,393	8,530,394
Franklin Electric Co. Inc.	254,620	10,375,765
Greenbrier Companies Inc. (The)	387,097	19,451,624
Hillenbrand Inc.	405,410	18,608,319
Lindsay Corp.	75,246	6,880,494
Lydall Inc.[b]	131,628	6,351,051
Mueller Industries Inc.	775,238	20,280,226
SPX Corp.[b]	575,040	18,677,299
SPX FLOW Inc.[b]	572,404	28,156,553
Standex International Corp.	84,421	8,049,542
Tennant Co.	142,176	9,625,315
Titan International Inc.	669,679	8,444,652
Wabash National Corp.[a]	372,470	7,751,101
Watts Water Technologies Inc. Class A	215,289	16,727,955

		267,705,944
MARINE — 0.32%
Matson Inc.	570,613	16,342,356

		16,342,356
MEDIA — 0.90%
EW Scripps Co. (The) Class A NVS[a]	346,203	4,150,974
Gannett Co. Inc.	1,521,858	15,188,143
New Media Investment Group Inc.	721,941	12,374,069
Scholastic Corp. NVS	374,848	14,559,096

		46,272,282
METALS & MINING — 1.80%
AK Steel Holding Corp.[a,b]	4,226,884	19,147,784
Century Aluminum Co.[b]	672,194	11,118,089
Gerber Scientific Inc. Escrow[b,c]	177,368	1,774
Haynes International Inc.	168,506	6,253,258
Kaiser Aluminum Corp.	225,340	22,736,806
Materion Corp.	269,193	13,742,303
Olympic Steel Inc.	122,995	2,522,627
SunCoke Energy Inc.[b]	861,465	9,269,363
TimkenSteel Corp.[b]	527,182	8,007,895

		92,799,899
MORTGAGE REAL ESTATE INVESTMENT — 1.93%
Apollo Commercial Real Estate Finance Inc.[a]	1,481,043	26,629,153
ARMOUR Residential REIT Inc.[a]	568,324	13,230,583
Capstead Mortgage Corp.	1,272,189	11,004,435
Invesco Mortgage Capital Inc.[a]	1,507,657	24,695,422
New York Mortgage Trust Inc.[a]	1,525,273	9,044,869
PennyMac Mortgage Investment Trust[d]	821,809	14,817,216

		99,421,678

SCHEDULES OF INVESTMENTS	31

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
MULTI-UTILITIES — 0.50%
Avista Corp.	505,235	$25,893,294

		25,893,294
MULTILINE RETAIL — 0.27%
Fred’s Inc. Class Aa	457,760	1,368,702
JC Penney Co. Inc.[a,b]	4,204,890	12,698,768

		14,067,470
OIL, GAS & CONSUMABLE FUELS — 2.85%
Carrizo Oil & Gas Inc.[a,b]	1,040,985	16,655,760
Cloud Peak Energy Inc.[a,b]	1,014,985	2,953,606
CONSOL Energy Inc.[b]	154,432	4,473,895
Denbury Resources Inc.[a,b]	5,407,575	14,816,756
Green Plains Inc.	523,716	8,798,429
HighPoint Resources Corp. NVS[a,b]	1,329,389	6,753,296
Par Pacific Holdings Inc.[a,b]	342,575	5,882,013
PDC Energy Inc.[a,b]	887,874	43,532,462
REX American Resources Corp.[a,b]	76,698	5,583,615
Ring Energy Inc.[a,b]	489,995	7,031,428
SRC Energy Inc.[a,b]	3,252,454	30,670,641

		147,151,901
PAPER & FOREST PRODUCTS — 1.95%
Boise Cascade Co.	519,163	20,039,692
Clearwater Paper Corp.[a,b]	221,715	8,669,056
KapStone Paper and Packaging Corp.	1,178,443	40,432,379
Neenah Inc.	124,919	9,793,650
PH Glatfelter Co.	589,585	12,104,180
Schweitzer-Mauduit International Inc.	241,112	9,439,535

		100,478,492
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.[b]	5,930,978	16,843,978

		16,843,978
PHARMACEUTICALS — 0.65%
Amphastar Pharmaceuticals Inc.[a,b]	238,628	4,474,275
Depomed Inc.a,b	489,869	3,228,237
Impax Laboratories Inc.[a,b]	428,046	8,325,495
Lannett Co. Inc.[a,b]	152,773	2,452,006
Medicines Co. (The)[a,b]	451,497	14,872,311

		33,352,324
PROFESSIONAL SERVICES — 1.53%
Forrester Research Inc.	52,838	2,190,135
FTI Consulting Inc.[b]	503,404	24,369,788
Heidrick & Struggles International Inc.	252,301	7,884,406
Kelly Services Inc. Class A NVS	410,178	11,911,569
Navigant Consulting Inc.[b]	607,783	11,693,745
Resources Connection Inc.	393,509	6,374,846
TrueBlue Inc.[a,b]	553,081	14,324,798

		78,749,287

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.28%
RE/MAX Holdings Inc. Class A	239,998	$14,507,879

		14,507,879
ROAD & RAIL — 0.63%
ArcBest Corp.	345,584	11,075,967
Heartland Express Inc.[a]	405,186	7,289,296
Marten Transport Ltd.	213,761	4,873,751
Roadrunner Transportation Systems Inc.[a,b]	425,723	1,081,336
Saia Inc.[b]	106,526	8,005,429

		32,325,779
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
Diodes Inc.[a,b]	515,320	15,696,647
DSP Group Inc.[a,b]	307,113	3,623,933
Kopin Corp.[a,b]	292,858	913,717
Nanometrics Inc.[a,b]	94,126	2,531,989
PDF Solutions Inc.[a,b]	232,854	2,715,078
Photronics Inc.[a,b]	928,132	7,657,089
Power Integrations Inc.	147,334	10,070,279
Semtech Corp.[b]	327,829	12,801,723
SolarEdge Technologies Inc.[a,b]	209,168	11,002,237
Ultra Clean Holdings Inc.[a,b]	160,551	3,090,607
Veeco Instruments Inc.[a,b]	651,997	11,083,949
Xperi Corp.	411,501	8,703,246

		89,890,494
SOFTWARE — 1.14%
8x8 Inc.[a,b]	565,801	10,552,189
Agilysys Inc.[b]	112,598	1,342,168
MicroStrategy Inc. Class Ab	64,430	8,310,826
Monotype Imaging Holdings Inc.	216,473	4,859,819
Synchronoss Technologies Inc.[a,b]	588,952	6,213,443
TiVo Corp.	1,655,545	22,432,635
VASCO Data Security International Inc.[b]	407,402	5,275,856

		58,986,936
SPECIALTY RETAIL — 5.63%
Abercrombie & Fitch Co. Class A	913,707	22,120,846
Asbury Automotive Group Inc.[a,b]	249,573	16,846,178
Ascena Retail Group Inc.[a,b]	2,314,362	4,651,868
Barnes & Noble Education Inc.[b]	502,956	3,465,367
Barnes & Noble Inc.	781,496	3,868,405
Big 5 Sporting Goods Corp.[a]	270,524	1,961,299
Buckle Inc. (The)[a]	384,467	8,515,944
Caleres Inc.[a]	577,852	19,415,827
Cato Corp. (The) Class A	312,105	4,600,428
Chico’s FAS Inc.	1,729,185	15,631,832
Children’s Place Inc. (The)	72,639	9,824,425
DSW Inc. Class A	971,055	21,809,895
Express Inc.[a,b]	1,055,444	7,556,979
Finish Line Inc. (The) Class A	514,060	6,960,372
Francesca’s Holdings Corp.[a,b]	483,207	2,319,394
Genesco Inc.[a,b]	266,424	10,816,814
Group 1 Automotive Inc.	264,383	17,274,785
Guess? Inc.	796,229	16,513,789
Haverty Furniture Companies Inc.	260,481	5,248,692
Hibbett Sports Inc.[a,b]	256,864	6,151,893

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2018

Security	Shares	Value
Kirkland’s Inc.[a,b]	216,191	$2,094,891
Lithia Motors Inc. Class A	158,368	15,919,151
Lumber Liquidators Holdings Inc.[a,b]	161,494	3,862,936
MarineMax Inc.[a,b]	298,911	5,813,819
Monro Inc.	440,353	23,602,921
Rent-A-Center Inc./TXa	718,967	6,204,685
Shoe Carnival Inc.	152,650	3,633,070
Sonic Automotive Inc. Class A	324,430	6,147,949
Tailored Brands Inc.	325,847	8,165,726
Tile Shop Holdings Inc.	459,912	2,759,472
Vitamin Shoppe Inc.[a,b]	323,622	1,407,756
Zumiez Inc.[a,b]	242,865	5,804,474

		290,971,882
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
Cray Inc.[a,b]	544,746	11,276,242
Electronics For Imaging Inc.[a,b]	615,802	16,829,869
Super Micro Computer Inc.[a,b]	513,738	8,733,546

		36,839,657
TEXTILES, APPAREL & LUXURY GOODS — 2.42%
Crocs Inc.[a,b]	316,827	5,148,439
Fossil Group Inc.[a,b]	583,000	7,404,100
G-III Apparel Group Ltd.[a,b]	561,440	21,155,059
Movado Group Inc.	208,832	8,019,149
Oxford Industries Inc.	226,930	16,919,901
Perry Ellis International Inc.[a,b]	168,281	4,341,650
Steven Madden Ltd.[a]	304,921	13,386,032
Unifi Inc.[b]	229,893	8,333,621
Vera Bradley Inc.[a,b]	251,586	2,669,327
Wolverine World Wide Inc.	1,296,071	37,456,452

		124,833,730
THRIFTS & MORTGAGE FINANCE — 1.49%
Dime Community Bancshares Inc.	244,271	4,494,586
HomeStreet Inc.[a,b]	363,000	10,399,950
Northfield Bancorp. Inc.	253,492	3,957,010
Northwest Bancshares Inc.	1,386,633	22,962,643
Oritani Financial Corp.	537,427	8,249,505
Provident Financial Services Inc.	821,682	21,026,842
TrustCo Bank Corp. NY	710,834	6,006,547

		77,097,083
TOBACCO — 0.32%
Universal Corp./VA	339,292	16,455,662

		16,455,662
TRADING COMPANIES & DISTRIBUTORS — 1.46%
Applied Industrial Technologies Inc.	519,543	37,874,685
DXP Enterprises Inc./TXb	212,378	8,272,123
Kaman Corp.	372,998	23,170,636
Veritiv Corp.[a,b]	149,867	5,874,786

		75,192,230
WATER UTILITIES — 0.36%
American States Water Co.	185,462	9,840,613
California Water Service Group	236,099	8,794,688

		18,635,301

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Spok Holdings Inc.	269,407	$4,027,635

		4,027,635

TOTAL COMMON STOCKS
(Cost: $4,933,790,452)		5,150,180,158

SHORT-TERM INVESTMENTS — 8.87%

MONEY MARKET FUNDS — 8.87%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.84%[d,e,f]	454,337,871	454,337,871
BlackRock Cash Funds: Treasury, SL Agency Shares 1.58%[d,e]	3,734,596	3,734,596

		458,072,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,096,978)		458,072,467

TOTAL INVESTMENTS IN SECURITIES — 108.61%
(Cost: $5,391,887,430)		5,608,252,625
Other Assets, Less Liabilities — (8.61)%		(444,660,378)

NET ASSETS — 100.00%		$5,163,592,247

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.89%
Arconic Inc.	2,676,164	$61,658,819
Boeing Co. (The)	3,444,609	1,129,418,399
General Dynamics Corp.	1,719,642	379,868,918
Harris Corp.	733,582	118,312,105
Huntington Ingalls Industries Inc.	281,011	72,433,395
L3 Technologies Inc.	484,703	100,818,224
Lockheed Martin Corp.	1,547,045	522,792,917
Northrop Grumman Corp.	1,084,073	378,471,566
Raytheon Co.	1,794,636	387,318,341
Rockwell Collins Inc.	1,027,056	138,498,502
Textron Inc.	1,629,968	96,119,213
TransDigm Group Inc.	303,258	93,082,010
United Technologies Corp.	4,631,179	582,694,942

		4,061,487,351
AIR FREIGHT & LOGISTICS — 0.69%
CH Robinson Worldwide Inc.	877,484	82,229,026
Expeditors International of Washington Inc.	1,089,466	68,963,198
FedEx Corp.	1,534,608	368,474,727
United Parcel Service Inc. Class B	4,285,313	448,500,858

		968,167,809
AIRLINES — 0.50%
Alaska Air Group Inc.	778,074	48,209,465
American Airlines Group Inc.	2,631,198	136,717,048
Delta Air Lines Inc.	4,042,072	221,545,966
Southwest Airlines Co.	3,367,835	192,909,589
United Continental Holdings Inc.[a]	1,506,065	104,626,336

		704,008,404
AUTO COMPONENTS — 0.17%
Aptiv PLC	1,663,137	141,316,751
BorgWarner Inc.	1,237,092	62,139,131
Goodyear Tire & Rubber Co. (The)	1,459,943	38,805,285

		242,261,167
AUTOMOBILES — 0.43%
Ford Motor Co.	24,267,964	268,889,041
General Motors Co.	7,881,314	286,406,951
Harley-Davidson Inc.	1,021,351	43,795,531

		599,091,523
BANKS — 6.50%
Bank of America Corp.	59,571,183	1,786,539,778
BB&T Corp.	4,851,292	252,461,236
Citigroup Inc.	16,002,852	1,080,192,510
Citizens Financial Group Inc.	3,023,864	126,941,811
Comerica Inc.	1,074,187	103,046,759
Fifth Third Bancorp.	4,323,304	137,264,902

Security	Shares	Value
Huntington Bancshares Inc./OH	6,862,126	$103,618,103
JPMorgan Chase & Co.	21,369,557	2,350,010,183
KeyCorp	6,608,054	129,187,456
M&T Bank Corp.	935,182	172,410,154
People’s United Financial Inc.	2,194,604	40,951,311
PNC Financial Services Group Inc. (The)[b]	2,936,572	444,127,149
Regions Financial Corp.	6,992,135	129,913,868
SunTrust Banks Inc.	2,920,853	198,734,838
SVB Financial Group[a,c]	331,912	79,662,199
U.S. Bancorp.	9,771,585	493,465,042
Wells Fargo & Co.	27,334,662	1,432,609,635
Zions BanCorp.	1,207,855	63,690,194

		9,124,827,128
BEVERAGES — 1.93%
Brown-Forman Corp. Class B NVS	1,625,272	88,414,797
Coca-Cola Co. (The)	23,905,902	1,038,233,324
Constellation Brands Inc. Class A	1,067,068	243,206,139
Dr Pepper Snapple Group Inc.	1,116,368	132,155,644
Molson Coors Brewing Co. Class B	1,160,906	87,451,049
Monster Beverage Corp.[a,c]	2,585,349	147,907,816
PepsiCo Inc.	8,855,041	966,527,725

		2,703,896,494
BIOTECHNOLOGY — 2.64%
AbbVie Inc.	9,925,777	939,474,793
Alexion Pharmaceuticals Inc.[a]	1,380,478	153,868,078
Amgen Inc.	4,162,360	709,599,133
Biogen Inc.[a]	1,315,912	360,323,024
Celgene Corp.[a]	4,680,361	417,535,005
Gilead Sciences Inc.	8,156,567	614,923,586
Incyte Corp.[a,c]	1,092,768	91,060,357
Regeneron Pharmaceuticals Inc.[a]	482,525	166,162,309
Vertex Pharmaceuticals Inc.[a]	1,584,390	258,223,882

		3,711,170,167
BUILDING PRODUCTS — 0.32%
Allegion PLC	590,610	50,373,127
AO Smith Corp.	888,274	56,485,343
Fortune Brands Home & Security Inc.	941,616	55,451,766
Johnson Controls International PLC	5,764,345	203,135,518
Masco Corp.	1,951,520	78,919,469

		444,365,223
CAPITAL MARKETS — 3.14%
Affiliated Managers Group Inc.	335,385	63,582,288
Ameriprise Financial Inc.	914,140	135,237,872
Bank of New York Mellon Corp. (The)	6,303,644	324,826,775
BlackRock Inc.[b]	770,500	417,395,260
Cboe Global Markets Inc.	701,340	80,022,894
Charles Schwab Corp. (The)	7,457,905	389,451,799
CME Group Inc.	2,116,245	342,281,466
E*TRADE Financial Corp.[a]	1,656,075	91,763,116

SCHEDULES OF INVESTMENTS	1

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
Franklin Resources Inc.	2,007,827	$69,631,440
Goldman Sachs Group Inc. (The)	2,199,784	554,037,598
Intercontinental Exchange Inc.	3,625,582	262,927,207
Invesco Ltd.	2,560,803	81,971,304
Moody’s Corp.	1,035,157	166,970,824
Morgan Stanley	8,590,912	463,565,612
Nasdaq Inc.	725,840	62,581,925
Northern Trust Corp.	1,321,345	136,270,310
Raymond James Financial Inc.	809,959	72,418,434
S&P Global Inc.	1,581,074	302,079,998
State Street Corp.	2,290,785	228,459,988
T Rowe Price Group Inc.	1,529,172	165,104,701

		4,410,580,811
CHEMICALS — 2.09%
Air Products & Chemicals Inc.	1,366,020	217,238,161
Albemarle Corp.	683,621	63,399,011
CF Industries Holdings Inc.	1,476,391	55,704,232
DowDuPont Inc.	14,570,128	928,262,855
Eastman Chemical Co.	890,248	93,992,384
Ecolab Inc.	1,615,790	221,476,335
FMC Corp.	822,274	62,961,520
International Flavors & Fragrances Inc.	487,869	66,794,145
LyondellBasell Industries NV Class A	2,022,942	213,784,511
Monsanto Co.	2,752,043	321,135,898
Mosaic Co. (The)	2,149,293	52,184,834
PPG Industries Inc.	1,584,429	176,822,276
Praxair Inc.	1,792,409	258,644,619
Sherwin-Williams Co. (The)	515,774	202,245,301

		2,934,646,082
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Cintas Corp.	536,999	91,601,290
Republic Services Inc.	1,393,439	92,287,465
Stericycle Inc.[a,c]	543,653	31,820,010
Waste Management Inc.	2,482,677	208,842,789

		424,551,554
COMMUNICATIONS EQUIPMENT — 1.07%
Cisco Systems Inc.	29,996,974	1,286,570,215
F5 Networks Inc.[a,c]	378,488	54,733,150
Juniper Networks Inc.	2,130,038	51,823,824
Motorola Solutions Inc.	1,011,960	106,559,388

		1,499,686,577
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	854,419	48,889,855
Jacobs Engineering Group Inc.	749,260	44,318,729
Quanta Services Inc.[a]	924,957	31,772,273

		124,980,857
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	389,411	80,724,901

Security	Shares	Value
Vulcan Materials Co.	829,219	$94,671,933

		175,396,834
CONSUMER FINANCE — 0.74%
American Express Co.	4,483,881	418,256,420
Capital One Financial Corp.	3,035,176	290,830,564
Discover Financial Services	2,211,437	159,068,663
Navient Corp.	1,561,417	20,485,791
Synchrony Financial	4,453,781	149,335,277

		1,037,976,715
CONTAINERS & PACKAGING — 0.35%
Avery Dennison Corp.	547,077	58,126,931
Ball Corp.	2,173,078	86,292,927
International Paper Co.	2,581,792	137,945,147
Packaging Corp. of America	595,205	67,079,604
Sealed Air Corp.	1,040,637	44,528,857
WestRock Co.	1,588,427	101,929,361

		495,902,827
DISTRIBUTORS — 0.11%
Genuine Parts Co.	912,171	81,949,442
LKQ Corp.[a]	1,927,667	73,154,963

		155,104,405
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.[c]	1,285,027	32,652,536

		32,652,536
DIVERSIFIED FINANCIAL SERVICES — 1.74%
Berkshire Hathaway Inc. Class Ba,c	11,983,939	2,390,556,152
Leucadia National Corp.	1,989,914	45,230,745

		2,435,786,897
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
AT&T Inc.	38,231,241	1,362,943,742
CenturyLink Inc.	6,110,251	100,391,424
Verizon Communications Inc.	25,703,141	1,229,124,202

		2,692,459,368
ELECTRIC UTILITIES — 1.78%
Alliant Energy Corp.	1,430,580	58,453,499
American Electric Power Co. Inc.	3,056,825	209,667,627
Duke Energy Corp.	4,370,734	338,600,763
Edison International	2,039,558	129,838,262
Entergy Corp.	1,119,485	88,193,028
Eversource Energy	1,971,756	116,175,863
Exelon Corp.	6,020,583	234,862,943
FirstEnergy Corp.	2,783,658	94,672,209
NextEra Energy Inc.	2,928,676	478,340,651

2	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
PG&E Corp.	3,208,815	$140,963,243
Pinnacle West Capital Corp.	682,114	54,432,697
PPL Corp.	4,322,350	122,279,281
Southern Co. (The)	6,291,804	280,991,967
Xcel Energy Inc.	3,176,673	144,475,088

		2,491,947,121
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.[c]	261,930	36,458,037
AMETEK Inc.	1,444,641	109,749,377
Eaton Corp. PLC	2,738,575	218,839,528
Emerson Electric Co.	3,964,596	270,781,907
Rockwell Automation Inc.	794,373	138,379,776

		774,208,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	1,910,331	164,536,809
Corning Inc.	5,433,898	151,497,076
FLIR Systems Inc.	845,311	42,274,003
IPG Photonics Corp.[a]	238,274	55,608,386
TE Connectivity Ltd.	2,182,734	218,055,127

		631,971,401
ENERGY EQUIPMENT & SERVICES — 0.78%
Baker Hughes a GE Co.	2,617,094	72,676,700
Halliburton Co.	5,423,627	254,585,051
Helmerich & Payne Inc.	663,576	44,167,619
National Oilwell Varco Inc.[c]	2,390,970	88,011,606
Schlumberger Ltd.	8,617,308	558,229,212
TechnipFMC PLC	2,730,020	80,399,089

		1,098,069,277
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.72%
Alexandria Real Estate Equities Inc.[c]	629,017	78,557,933
American Tower Corp.	2,743,468	398,735,639
Apartment Investment & Management Co. Class Ac	1,000,271	40,761,043
AvalonBay Communities Inc.[c]	863,471	142,006,441
Boston Properties Inc.[c]	960,951	118,408,382
Crown Castle International Corp.	2,588,004	283,671,118
Digital Realty Trust Inc.[c]	1,285,694	135,486,434
Duke Realty Corp.	2,256,739	59,758,449
Equinix Inc.	495,212	207,067,946
Equity Residential[c]	2,287,326	140,945,028
Essex Property Trust Inc.	409,125	98,468,205
Extra Space Storage Inc.[c]	791,468	69,142,644
Federal Realty Investment Trust[c]	455,323	52,867,554
GGP Inc.	3,961,853	81,059,512
HCP Inc.	2,920,399	67,840,869
Host Hotels & Resorts Inc.[c]	4,539,579	84,617,753
Iron Mountain Inc.[c]	1,747,650	57,427,779
Kimco Realty Corp.[c]	2,620,910	37,741,104
Macerich Co. (The)[c]	677,212	37,937,416
Mid-America Apartment Communities Inc.[c]	710,790	64,852,480
Prologis Inc.	3,325,175	209,452,773
Public Storage[c]	936,708	187,706,916
Realty Income Corp.[c]	1,787,679	92,476,635

Security	Shares	Value
Regency Centers Corp.[c]	920,507	$54,291,503
SBA Communications Corp.[a]	724,886	123,897,515
Simon Property Group Inc.[c]	1,941,967	299,742,606
SL Green Realty Corp.[c]	561,819	54,400,934
UDR Inc.[c]	1,637,159	58,315,604
Ventas Inc.[c]	2,215,870	109,752,041
Vornado Realty Trust[c]	1,088,696	73,269,241
Welltower Inc.[c]	2,321,908	126,381,452
Weyerhaeuser Co.[c]	4,721,997	165,269,895

		3,812,310,844
FOOD & STAPLES RETAILING — 1.69%
Costco Wholesale Corp.	2,734,267	515,217,931
CVS Health Corp.	6,312,896	392,725,260
Kroger Co. (The)	5,463,170	130,788,290
Sysco Corp.	2,993,847	179,511,066
Walgreens Boots Alliance Inc.	5,297,075	346,799,500
Walmart Inc.	9,038,359	804,142,800

		2,369,184,847
FOOD PRODUCTS — 1.16%
Archer-Daniels-Midland Co.	3,496,880	151,659,686
Campbell Soup Co.	1,192,917	51,665,235
Conagra Brands Inc.	2,498,918	92,160,096
General Mills Inc.	3,560,177	160,421,576
Hershey Co. (The)	874,789	86,569,119
Hormel Foods Corp.	1,704,327	58,492,503
JM Smucker Co. (The)	706,250	87,582,062
Kellogg Co.	1,544,861	100,431,414
Kraft Heinz Co. (The)	3,711,142	231,167,035
McCormick & Co. Inc./MD NVS	756,803	80,516,271
Mondelez International Inc. Class A	9,261,057	386,463,909
Tyson Foods Inc. Class A	1,853,053	135,624,949

		1,622,753,855
HEALTH CARE EQUIPMENT & SUPPLIES — 2.86%
Abbott Laboratories	10,838,085	649,418,053
Align Technology Inc.[a,c]	448,255	112,570,278
Baxter International Inc.	3,095,949	201,360,523
Becton Dickinson and Co.	1,657,660	359,214,922
Boston Scientific Corp.[a]	8,578,459	234,363,500
Cooper Companies Inc. (The)[c]	306,390	70,105,096
Danaher Corp.	3,818,925	373,910,947
DENTSPLY SIRONA Inc.	1,410,699	70,972,267
Edwards Lifesciences Corp.[a,c]	1,312,838	183,167,158
Hologic Inc.[a,c]	1,738,981	64,968,330
IDEXX Laboratories Inc.[a,c]	544,838	104,276,545
Intuitive Surgical Inc.[a]	698,919	288,534,731
Medtronic PLC	8,438,820	676,962,140
ResMed Inc.	893,982	88,030,407
Stryker Corp.	2,005,733	322,762,554
Varian Medical Systems Inc.[a,c]	563,532	69,117,200
Zimmer Biomet Holdings Inc.	1,263,723	137,796,356

		4,007,531,007

SCHEDULES OF INVESTMENTS	3

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.70%
Aetna Inc.	2,035,875	$344,062,875
AmerisourceBergen Corp.	1,006,622	86,780,883
Anthem Inc.	1,595,519	350,535,524
Cardinal Health Inc.	1,972,082	123,610,100
Centene Corp.[a]	1,080,068	115,426,867
Cigna Corp.	1,515,635	254,232,615
DaVita Inc.[a,c]	903,436	59,572,570
Envision Healthcare Corp.[a,c]	750,503	28,841,830
Express Scripts Holding Co.[a,c]	3,513,987	242,746,222
HCA Healthcare Inc.	1,745,158	169,280,326
Henry Schein Inc.[a,c]	960,658	64,565,824
Humana Inc.	855,532	229,992,668
Laboratory Corp. of America Holdings[a,c]	639,371	103,418,259
McKesson Corp.	1,283,481	180,803,968
Quest Diagnostics Inc.	840,882	84,340,465
UnitedHealth Group Inc.	6,025,380	1,289,431,320
Universal Health Services Inc. Class B	541,726	64,145,776

		3,791,788,092
HEALTH CARE TECHNOLOGY — 0.08%
Cerner Corp.[a,c]	1,982,272	114,971,776

		114,971,776
HOTELS, RESTAURANTS & LEISURE — 1.82%
Carnival Corp.	2,536,343	166,333,374
Chipotle Mexican Grill Inc.[a,c]	152,036	49,124,352
Darden Restaurants Inc.	772,150	65,825,787
Hilton Worldwide Holdings Inc.	1,269,893	100,016,773
Marriott International Inc./MD Class A	1,873,634	254,776,751
McDonald’s Corp.	4,963,781	776,236,073
MGM Resorts International	3,167,542	110,927,321
Norwegian Cruise Line Holdings Ltd.[a]	1,279,303	67,764,680
Royal Caribbean Cruises Ltd.	1,058,087	124,579,163
Starbucks Corp.	8,750,283	506,553,883
Wyndham Worldwide Corp.	620,022	70,949,117
Wynn Resorts Ltd.	498,224	90,856,129
Yum! Brands Inc.	2,068,269	176,071,740

		2,560,015,143
HOUSEHOLD DURABLES — 0.40%
DR Horton Inc.	2,150,226	94,265,908
Garmin Ltd.	684,697	40,349,195
Leggett & Platt Inc.	822,283	36,476,474
Lennar Corp. Class A	1,711,482	100,874,749
Mohawk Industries Inc.[a]	393,560	91,392,503
Newell Brands Inc.	2,996,040	76,339,099
PulteGroup Inc.	1,622,980	47,861,680
Whirlpool Corp.	441,047	67,528,706

		555,088,314

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.47%
Church & Dwight Co. Inc.	1,512,306	$76,159,730
Clorox Co. (The)	805,799	107,259,905
Colgate-Palmolive Co.	5,450,330	390,679,654
Kimberly-Clark Corp.	2,183,835	240,505,749
Procter & Gamble Co. (The)	15,697,410	1,244,490,665

		2,059,095,703
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	4,032,870	45,853,732
NRG Energy Inc.[c]	1,871,191	57,127,461

		102,981,193
INDUSTRIAL CONGLOMERATES — 1.71%
3M Co.	3,708,080	813,997,722
General Electric Co.	54,063,209	728,772,057
Honeywell International Inc.	4,682,584	676,680,214
Roper Technologies Inc.	640,819	179,871,485

		2,399,321,478
INSURANCE — 2.58%
Aflac Inc.	4,857,308	212,555,798
Allstate Corp. (The)	2,214,826	209,965,505
American International Group Inc.	5,594,442	304,449,534
Aon PLC	1,529,086	214,576,638
Arthur J Gallagher & Co.	1,134,505	77,974,529
Assurant Inc.	321,437	29,382,556
Brighthouse Financial Inc.[a]	613,163	31,516,578
Chubb Ltd.	2,887,770	394,960,303
Cincinnati Financial Corp.	922,218	68,483,909
Everest Re Group Ltd.	253,839	65,190,932
Hartford Financial Services Group Inc. (The)	2,222,803	114,518,810
Lincoln National Corp.	1,349,443	98,590,305
Loews Corp.[c]	1,676,333	83,364,040
Marsh & McLennan Companies Inc.	3,160,646	261,037,753
MetLife Inc.	6,470,819	296,945,884
Principal Financial Group Inc.	1,686,787	102,742,196
Progressive Corp. (The)	3,632,892	221,352,109
Prudential Financial Inc.	2,627,736	272,102,063
Torchmark Corp.	651,151	54,807,380
Travelers Companies Inc. (The)	1,690,091	234,686,036
Unum Group	1,359,878	64,743,792
Willis Towers Watson PLC	822,699	125,206,561
XL Group Ltd.	1,593,899	88,078,859

		3,627,232,070
INTERNET & DIRECT MARKETING RETAIL — 3.68%
Amazon.com Inc.[a]	2,502,052	3,621,319,942
Booking Holdings Inc.[a]	303,565	631,533,590
Expedia Group Inc.	761,721	84,101,616
Netflix Inc.[a,c]	2,702,138	798,076,458

4	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
TripAdvisor Inc.[a,c]	667,262	$27,284,343

		5,162,315,949
INTERNET SOFTWARE & SERVICES — 4.73%
Akamai Technologies Inc.[a]	1,067,529	75,773,209
Alphabet Inc. Class Aa	1,858,465	1,927,488,390
Alphabet Inc. Class C NVS[a,c]	1,895,187	1,955,434,995
eBay Inc.[a]	5,872,692	236,317,126
Facebook Inc. Class Aa	14,918,362	2,383,805,064
VeriSign Inc.[a,c]	517,188	61,317,809

		6,640,136,593
IT SERVICES — 4.28%
Accenture PLC Class A	3,839,690	589,392,415
Alliance Data Systems Corp.	299,925	63,842,035
Automatic Data Processing Inc.	2,758,776	313,065,900
Cognizant Technology Solutions Corp. Class A	3,661,236	294,729,498
CSRA Inc.	1,017,539	41,953,133
DXC Technology Co.	1,783,186	179,263,689
Fidelity National Information Services Inc.	2,069,102	199,254,523
Fiserv Inc.[a]	2,568,688	183,173,141
Gartner Inc.[a,c]	564,378	66,382,140
Global Payments Inc.[c]	993,700	110,817,424
International Business Machines Corp.	5,334,269	818,436,893
Mastercard Inc. Class A	5,748,142	1,006,844,553
Paychex Inc.	1,996,387	122,957,475
PayPal Holdings Inc.[a]	7,024,470	532,946,539
Total System Services Inc.	1,021,214	88,089,920
Visa Inc. Class Ac	11,224,111	1,342,628,158
Western Union Co. (The)	2,903,697	55,838,093

		6,009,615,529
LEISURE PRODUCTS — 0.06%
Hasbro Inc.	693,040	58,423,272
Mattel Inc.[c]	2,056,035	27,036,860

		85,460,132
LIFE SCIENCES TOOLS & SERVICES — 0.85%
Agilent Technologies Inc.	2,009,395	134,428,526
Illumina Inc.[a,c]	916,903	216,774,207
IQVIA Holdings Inc.[a]	907,611	89,045,715
Mettler-Toledo International Inc.[a,c]	157,089	90,330,888
PerkinElmer Inc.	694,537	52,590,342
Thermo Fisher Scientific Inc.	2,501,892	516,540,622
Waters Corp.[a]	487,533	96,848,430

		1,196,558,730
MACHINERY — 1.69%
Caterpillar Inc.	3,721,052	548,408,644
Cummins Inc.	969,619	157,165,544
Deere & Co.	2,021,394	313,962,916
Dover Corp.	956,234	93,921,304
Flowserve Corp.	803,058	34,796,503
Fortive Corp.	1,914,958	148,447,544
Illinois Tool Works Inc.	1,913,959	299,840,817

Security	Shares	Value
Ingersoll-Rand PLC	1,553,120	$132,807,291
PACCAR Inc.	2,191,725	145,026,443
Parker-Hannifin Corp.	828,546	141,706,222
Pentair PLC	1,025,856	69,891,569
Snap-on Inc.	347,761	51,308,658
Stanley Black & Decker Inc.	954,945	146,297,574
Xylem Inc./NY	1,126,173	86,625,227

		2,370,206,256
MEDIA — 2.55%
CBS Corp. Class B NVS	2,147,945	110,382,893
Charter Communications Inc. Class Aa,c	1,157,133	360,122,932
Comcast Corp. Class A	28,860,774	986,172,648
Discovery Communications Inc. Class Aa,c	930,563	19,941,965
Discovery Communications Inc. Class C NVS[a,c]	1,913,950	37,360,304
DISH Network Corp. Class Aa	1,419,990	53,803,421
Interpublic Group of Companies Inc. (The)	2,402,006	55,318,198
News Corp. Class A NVS	2,432,726	38,437,071
News Corp. Class B	742,602	11,955,892
Omnicom Group Inc.	1,433,964	104,206,164
Time Warner Inc.	4,855,614	459,243,972
Twenty-First Century Fox Inc. Class A NVS	6,550,456	240,336,231
Twenty-First Century Fox Inc. Class B	2,730,954	99,324,797
Viacom Inc. Class B NVS	2,165,082	67,247,447
Walt Disney Co. (The)	9,362,698	940,389,387

		3,584,243,322
METALS & MINING — 0.28%
Freeport-McMoRan Inc.[a]	8,368,285	147,030,768
Newmont Mining Corp.	3,338,981	130,453,988
Nucor Corp.	1,975,338	120,673,398

		398,158,154
MULTI-UTILITIES — 0.94%
Ameren Corp.	1,515,350	85,814,270
CenterPoint Energy Inc.	2,645,980	72,499,852
CMS Energy Corp.	1,746,650	79,105,778
Consolidated Edison Inc.	1,927,107	150,198,720
Dominion Energy Inc.	4,067,164	274,248,869
DTE Energy Co.	1,115,216	116,428,550
NiSource Inc.	2,100,781	50,229,674
Public Service Enterprise Group Inc.	3,132,492	157,376,398
SCANA Corp.	877,704	32,957,785
Sempra Energy	1,596,307	177,541,265
WEC Energy Group Inc.	1,962,113	123,024,485

		1,319,425,646
MULTILINE RETAIL — 0.49%
Dollar General Corp.	1,603,275	149,986,376
Dollar Tree Inc.[a]	1,476,501	140,119,945
Kohl’s Corp.	1,046,055	68,527,063
Macy’s Inc.	1,867,600	55,542,424
Nordstrom Inc.	723,833	35,040,755
Target Corp.	3,378,518	234,570,505

		683,787,068

SCHEDULES OF INVESTMENTS	5

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.94%
Anadarko Petroleum Corp.	3,406,923	$205,812,218
Andeavor	883,475	88,842,246
Apache Corp.	2,394,873	92,154,713
Cabot Oil & Gas Corp.	2,829,965	67,862,561
Chevron Corp.	11,894,377	1,356,434,753
Cimarex Energy Co.[c]	592,789	55,425,771
Concho Resources Inc.[a,c]	928,088	139,519,469
ConocoPhillips	7,307,653	433,270,746
Devon Energy Corp.	3,295,724	104,771,066
EOG Resources Inc.	3,603,102	379,298,548
EQT Corp.	1,528,606	72,624,071
Exxon Mobil Corp.	26,383,834	1,968,497,855
Hess Corp.	1,667,313	84,399,384
Kinder Morgan Inc./DE	11,819,533	178,002,167
Marathon Oil Corp.	5,286,539	85,271,874
Marathon Petroleum Corp.	2,958,310	216,282,044
Newfield Exploration Co.[a,c]	1,224,253	29,896,258
Noble Energy Inc.	3,077,196	93,239,039
Occidental Petroleum Corp.	4,761,283	309,292,944
ONEOK Inc.	2,551,448	145,228,420
Phillips 66	2,609,681	250,320,602
Pioneer Natural Resources Co.	1,057,398	181,639,828
Range Resources Corp.[c]	1,401,503	20,377,854
Valero Energy Corp.	2,703,441	250,798,222
Williams Companies Inc. (The)	5,151,380	128,063,307

		6,937,325,960
PERSONAL PRODUCTS — 0.19%
Coty Inc. Class A	2,892,788	52,938,020
Estee Lauder Companies Inc. (The) Class A	1,400,901	209,742,898

		262,680,918
PHARMACEUTICALS — 4.55%
Allergan PLC	2,057,932	346,329,376
Bristol-Myers Squibb Co.	10,165,302	642,955,352
Eli Lilly & Co.	6,003,338	464,478,261
Johnson & Johnson	16,705,215	2,140,773,302
Merck & Co. Inc.	16,788,255	914,456,250
Mylan NVa,c	3,206,389	132,007,035
Nektar Therapeutics[a,c]	1,009,667	107,287,215
Perrigo Co. PLC	825,064	68,760,834
Pfizer Inc.	37,066,339	1,315,484,371
Zoetis Inc.	3,034,053	253,373,766

		6,385,905,762
PROFESSIONAL SERVICES — 0.29%
Equifax Inc.	744,230	87,677,736
IHS Markit Ltd.[a,c]	2,254,107	108,738,122
Nielsen Holdings PLC	2,054,120	65,300,475
Robert Half International Inc.	775,720	44,906,431

Security	Shares	Value
Verisk Analytics Inc. Class Aa,c	965,970	$100,460,880

		407,083,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa,c	1,873,821	88,481,828

		88,481,828
ROAD & RAIL — 0.96%
CSX Corp.	5,525,994	307,853,126
JB Hunt Transport Services Inc.	539,931	63,252,917
Kansas City Southern	639,238	70,220,294
Norfolk Southern Corp.	1,770,974	240,462,850
Union Pacific Corp.	4,901,447	658,901,520

		1,340,690,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.18%
Advanced Micro Devices Inc.[a,c]	5,145,353	51,710,798
Analog Devices Inc.	2,306,895	210,227,341
Applied Materials Inc.	6,536,140	363,474,745
Broadcom Ltd.	2,555,761	602,265,080
Intel Corp.	29,140,384	1,517,631,199
KLA-Tencor Corp.	973,910	106,165,929
Lam Research Corp.	1,016,675	206,547,693
Microchip Technology Inc.[c]	1,465,523	133,890,181
Micron Technology Inc.[a]	7,197,985	375,302,938
NVIDIA Corp.	3,767,085	872,419,215
Qorvo Inc.[a,c]	782,363	55,117,473
QUALCOMM Inc.	9,217,642	510,749,543
Skyworks Solutions Inc.	1,139,414	114,237,648
Texas Instruments Inc.	6,125,605	636,389,104
Xilinx Inc.	1,592,839	115,066,689

		5,871,195,576
SOFTWARE — 5.76%
Activision Blizzard Inc.	4,736,195	319,503,715
Adobe Systems Inc.[a]	3,060,951	661,410,292
ANSYS Inc.[a]	520,952	81,627,969
Autodesk Inc.[a,c]	1,377,258	172,956,059
CA Inc.	1,929,493	65,409,813
Cadence Design Systems Inc.[a,c]	1,777,573	65,361,359
Citrix Systems Inc.[a]	804,186	74,628,461
Electronic Arts Inc.[a]	1,910,045	231,573,856
Intuit Inc.	1,513,007	262,279,763
Microsoft Corp.	47,943,727	4,375,823,963
Oracle Corp.	18,816,249	860,843,392
Red Hat Inc.[a]	1,107,800	165,627,178
salesforce.com Inc.[a,c]	4,272,510	496,892,913
Symantec Corp.	3,871,206	100,070,675
Synopsys Inc.[a]	916,328	76,275,143
Take-Two Interactive Software Inc.[a,c]	717,391	70,146,492

		8,080,431,043

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2018

Security	Shares	Value
SPECIALTY RETAIL — 2.17%
Advance Auto Parts Inc.[c]	451,646	$53,542,633
AutoZone Inc.[a]	169,219	109,770,673
Best Buy Co. Inc.	1,583,452	110,825,805
CarMax Inc.[a,c]	1,112,413	68,902,861
Foot Locker Inc.	749,793	34,145,573
Gap Inc. (The)	1,353,602	42,232,382
Home Depot Inc. (The)	7,271,143	1,296,008,528
L Brands Inc.	1,526,258	58,318,318
Lowe’s Companies Inc.	5,167,962	453,488,666
O’Reilly Automotive Inc.[a,c]	521,321	128,964,389
Ross Stores Inc.	2,376,074	185,286,251
Tiffany & Co.	634,525	61,967,712
TJX Companies Inc. (The)	3,934,842	320,925,714
Tractor Supply Co.	759,996	47,894,948
Ulta Salon Cosmetics & Fragrance Inc.[a]	360,515	73,642,399

		3,045,916,852
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.36%
Apple Inc.	31,594,042	5,300,848,367
Hewlett Packard Enterprise Co.	9,770,611	171,376,517
HP Inc.	10,216,514	223,945,987
NetApp Inc.	1,655,464	102,125,574
Seagate Technology PLC	1,765,107	103,294,062
Western Digital Corp.	1,860,291	171,649,050
Xerox Corp.	1,351,039	38,882,902

		6,112,122,459
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Hanesbrands Inc.	2,242,838	41,313,076
Michael Kors Holdings Ltd.[a]	939,193	58,305,101
NIKE Inc. Class B	8,081,229	536,916,855
PVH Corp.	473,279	71,668,639
Ralph Lauren Corp.	333,203	37,252,095
Tapestry Inc.	1,771,750	93,211,768
Under Armour Inc. Class Aa,c	1,105,809	18,079,977
Under Armour Inc. Class C NVS[a,c]	1,207,472	17,327,223
VF Corp.	2,051,956	152,090,979

		1,026,165,713
TOBACCO — 1.21%
Altria Group Inc.	11,833,417	737,458,547
Philip Morris International Inc.	9,670,752	961,272,749

		1,698,731,296
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Fastenal Co.	1,798,303	98,169,361
United Rentals Inc.[a]	521,333	90,049,849
WW Grainger Inc.	318,644	89,943,642

		278,162,852

Security	Shares	Value
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	1,110,497	$91,205,119

		91,205,119

TOTAL COMMON STOCKS (Cost: $122,869,635,590)		140,073,478,583

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,d,e]	655,929,215	655,929,215
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,d]	65,293,632	65,293,632

		721,222,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $721,231,289)		721,222,847

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $123,590,866,879)		140,794,701,430
Other Assets, Less Liabilities — (0.33)%		(459,270,832)

NET ASSETS — 100.00%		$140,335,430,598

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.49%
Curtiss-Wright Corp.	1,140,667	$154,069,891
Esterline Technologies Corp.[a]	675,697	49,427,236
KLX Inc.[a]	1,301,100	92,456,166
Orbital ATK Inc.	1,487,948	197,316,784
Teledyne Technologies Inc.[a]	921,156	172,412,768

		665,682,845
AIRLINES — 0.38%
JetBlue Airways Corp.[a,b]	8,285,998	168,371,479

		168,371,479
AUTO COMPONENTS — 0.91%
Cooper Tire & Rubber Co.	1,312,272	38,449,570
Dana Inc.	3,738,947	96,315,275
Delphi Technologies PLC	2,289,230	109,081,809
Gentex Corp.	7,089,220	163,193,844

		407,040,498
AUTOMOBILES — 0.33%
Thor Industries Inc.	1,266,007	145,806,026

		145,806,026
BANKS — 8.15%
Associated Banc-Corp.	4,402,183	109,394,248
BancorpSouth Bank	2,163,580	68,801,844
Bank of Hawaii Corp.	1,094,584	90,959,930
Bank of the Ozarks Inc.	3,137,024	151,424,148
Cathay General Bancorp.	1,977,289	79,052,014
Chemical Financial Corp.	1,835,548	100,367,765
Commerce Bancshares Inc./MO	2,426,018	145,342,738
Cullen/Frost Bankers Inc.	1,494,404	158,511,432
East West Bancorp. Inc.	3,721,144	232,720,346
F.N.B. Corp.	8,327,361	112,003,005
First Horizon National Corp.	8,438,141	158,890,195
Fulton Financial Corp.	4,512,668	80,099,857
Hancock Holding Co.	2,194,789	113,470,591
Home BancShares Inc./AR	4,069,652	92,828,762
International Bancshares Corp.	1,395,332	54,278,415
MB Financial Inc.	2,162,214	87,526,423
PacWest Bancorp.	3,249,283	160,936,987
Pinnacle Financial Partners Inc.	1,904,868	122,292,526
Prosperity Bancshares Inc.	1,805,261	131,116,106
Signature Bank/New York NYa,b	1,382,023	196,178,165
Sterling Bancorp./DE	5,805,076	130,904,464
Synovus Financial Corp.	3,065,991	153,115,591
TCF Financial Corp.	4,416,582	100,742,235
Texas Capital Bancshares Inc.[a,b]	1,278,211	114,911,169
Trustmark Corp.	1,758,274	54,787,818
UMB Financial Corp.	1,140,020	82,526,048
Umpqua Holdings Corp.	5,675,021	121,502,200

Security	Shares	Value
United Bankshares Inc./WV	2,704,245	$95,324,636
Valley National Bancorp.	6,813,296	84,893,668
Webster Financial Corp.	2,379,549	131,827,015
Wintrust Financial Corp.	1,453,212	125,048,893

		3,641,779,234
BEVERAGES — 0.10%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	227,552	43,018,706

		43,018,706
BIOTECHNOLOGY — 0.28%
United Therapeutics Corp.[a,b]	1,117,028	125,509,266

		125,509,266
BUILDING PRODUCTS — 0.44%
Lennox International Inc.	967,887	197,807,066

		197,807,066
CAPITAL MARKETS — 4.10%
Eaton Vance Corp. NVS	3,091,144	172,083,986
Evercore Inc. Class A	1,062,824	92,678,253
FactSet Research Systems Inc.	1,004,649	200,347,104
Federated Investors Inc. Class B	2,377,736	79,416,382
Interactive Brokers Group Inc. Class Ab	1,840,031	123,723,684
Janus Henderson Group PLC	4,659,697	154,189,374
Legg Mason Inc.	2,183,959	88,777,933
MarketAxess Holdings Inc.	967,617	210,398,641
MSCI Inc.	2,318,410	346,532,743
SEI Investments Co.	3,360,649	251,746,217
Stifel Financial Corp.[b]	1,856,236	109,944,858

		1,829,839,175
CHEMICALS — 2.81%
Ashland Global Holdings Inc.	1,602,023	111,805,185
Cabot Corp.	1,596,699	88,968,068
Chemours Co. (The)	4,766,901	232,195,748
Minerals Technologies Inc.	912,221	61,073,196
NewMarket Corp.	237,359	95,342,363
Olin Corp.	4,301,862	130,733,586
PolyOne Corp.	2,082,394	88,543,393
RPM International Inc.	3,453,106	164,609,563
Scotts Miracle-Gro Co. (The)	1,029,378	88,269,164
Sensient Technologies Corp.	1,114,980	78,695,288
Valvoline Inc.	5,168,436	114,377,489

		1,254,613,043
COMMERCIAL SERVICES & SUPPLIES — 2.10%
Brink’s Co. (The)	1,301,999	92,897,629
Clean Harbors Inc.[a,b]	1,328,411	64,839,741
Copart Inc.[a,b]	5,196,098	264,637,271

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
Deluxe Corp.	1,238,062	$91,628,969
Healthcare Services Group Inc.	1,907,885	82,954,840
Herman Miller Inc.	1,536,135	49,079,513
HNI Corp.	1,113,351	40,180,838
MSA Safety Inc.	881,997	73,417,430
Pitney Bowes Inc.	4,808,490	52,364,456
Rollins Inc.	2,471,774	126,134,627

		938,135,314
COMMUNICATIONS EQUIPMENT — 1.09%
ARRIS International PLC[a,b]	4,498,260	119,518,768
Ciena Corp.[a,b]	3,726,477	96,515,754
InterDigital Inc./PA	894,556	65,839,322
NetScout Systems Inc.[a,b]	2,246,644	59,199,069
Plantronics Inc.	851,530	51,406,866
ViaSat Inc.[a,b]	1,410,548	92,701,215

		485,180,994
CONSTRUCTION & ENGINEERING — 1.24%
AECOM[a,b]	4,099,150	146,052,715
Dycom Industries Inc.[a,b]	804,923	86,633,863
EMCOR Group Inc.	1,508,014	117,519,531
Granite Construction Inc.	1,026,961	57,366,041
KBR Inc.	3,646,467	59,036,301
Valmont Industries Inc.	587,841	86,001,138

		552,609,589
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.[b]	1,256,183	129,449,658

		129,449,658
CONSUMER FINANCE — 0.28%
SLM Corp.[a]	11,161,395	125,119,238

		125,119,238
CONTAINERS & PACKAGING — 1.23%
AptarGroup Inc.	1,604,593	144,140,589
Bemis Co. Inc.	2,342,127	101,929,367
Greif Inc. Class A NVS	673,543	35,192,622
Owens-Illinois Inc.[a,b]	4,199,069	90,951,835
Silgan Holdings Inc.	1,922,811	53,550,286
Sonoco Products Co.	2,561,237	124,219,994

		549,984,693
DISTRIBUTORS — 0.34%
Pool Corp.[b]	1,039,948	152,061,197

		152,061,197
DIVERSIFIED CONSUMER SERVICES — 0.84%
Adtalem Global Education Inc.[a]	1,557,182	74,044,004
Graham Holdings Co. Class B	119,118	71,738,816
Service Corp. International/U.S.	4,762,927	179,752,865

Security	Shares	Value
Sotheby’sa	958,907	$49,201,518

		374,737,203
ELECTRIC UTILITIES — 2.07%
ALLETE Inc.	1,309,360	94,601,260
Great Plains Energy Inc.	5,571,209	177,108,734
Hawaiian Electric Industries Inc.	2,802,020	96,333,448
IDACORP Inc.	1,301,777	114,907,856
OGE Energy Corp.	5,159,108	169,063,969
PNM Resources Inc.	2,050,608	78,435,756
Westar Energy Inc.	3,661,700	192,568,803

		923,019,826
ELECTRICAL EQUIPMENT — 0.74%
EnerSys	1,082,677	75,105,303
Hubbell Inc.	1,413,176	172,096,573
Regal Beloit Corp.	1,140,933	83,687,436

		330,889,312
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.73%
Arrow Electronics Inc.[a]	2,258,028	173,913,317
Avnet Inc.	3,098,599	129,397,494
Belden Inc.[b]	1,083,214	74,676,773
Cognex Corp.[b]	4,467,946	232,288,512
Coherent Inc.[a]	638,940	119,737,356
Jabil Inc.	4,526,978	130,060,078
Keysight Technologies Inc.[a,b]	4,891,419	256,261,441
Knowles Corp.[a,b]	2,301,885	28,980,732
Littelfuse Inc.	641,470	133,541,225
National Instruments Corp.	2,769,752	140,066,359
SYNNEX Corp.	758,548	89,812,083
Tech Data Corp.[a]	893,840	76,092,599
Trimble Inc.[a,b]	6,391,439	229,324,831
VeriFone Systems Inc.[a,b]	2,850,770	43,844,843
Vishay Intertechnology Inc.	3,398,426	63,210,724
Zebra Technologies Corp. Class Aa	1,370,893	190,814,597

		2,112,022,964
ENERGY EQUIPMENT & SERVICES — 1.40%
Core Laboratories NVb	1,139,517	123,318,530
Diamond Offshore Drilling Inc.[a,b]	1,684,471	24,694,345
Dril-Quip Inc.[a,b]	987,106	44,222,349
Ensco PLC Class Ab	11,224,965	49,277,596
Nabors Industries Ltd.	8,151,497	56,978,964
Oceaneering International Inc.	2,556,496	47,397,436
Patterson-UTI Energy Inc.	5,742,463	100,550,527
Rowan Companies PLC Class Aa	2,961,971	34,181,145
Superior Energy Services Inc.[a,b]	3,975,893	33,516,778
Transocean Ltd.[a,b]	11,262,904	111,502,750

		625,640,420

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.29%
Alexander & Baldwin Inc.	1,751,747	$40,517,908
American Campus Communities Inc.	3,526,173	136,180,801
Camden Property Trust[b]	2,385,603	200,820,060
CoreCivic Inc.[b]	3,043,084	59,401,000
CoreSite Realty Corp.[b]	881,557	88,384,905
Corporate Office Properties Trust[b]	2,596,398	67,064,960
Cousins Properties Inc.[b]	10,812,420	93,851,806
CyrusOne Inc.[b]	2,483,337	127,171,688
DCT Industrial Trust Inc.	2,422,639	136,491,481
Douglas Emmett Inc.[b]	4,103,409	150,841,315
Education Realty Trust Inc.[b]	1,950,924	63,892,761
EPR Properties[b]	1,669,639	92,498,001
First Industrial Realty Trust Inc.[b]	3,093,613	90,426,308
GEO Group Inc. (The)[b]	3,193,095	65,362,655
Healthcare Realty Trust Inc.[b]	3,215,203	89,093,275
Highwoods Properties Inc.	2,668,211	116,921,006
Hospitality Properties Trust	3,653,370	92,576,396
JBG SMITH Properties	2,403,986	81,038,368
Kilroy Realty Corp.[b]	2,541,471	180,342,782
Lamar Advertising Co. Class Ab	2,165,869	137,879,221
LaSalle Hotel Properties[b]	2,914,746	84,556,781
Liberty Property Trust	3,809,491	151,351,077
Life Storage Inc.[b]	1,197,499	100,015,116
Mack-Cali Realty Corp.[b]	2,346,977	39,217,986
Medical Properties Trust Inc.[b]	9,388,806	122,054,478
National Retail Properties Inc.[b]	3,965,836	155,698,721
Omega Healthcare Investors Inc.[b]	5,112,539	138,243,055
PotlatchDeltic Corp.[b]	1,547,432	80,543,836
Quality Care Properties Inc.[a,b]	2,444,677	47,500,074
Rayonier Inc.[b]	3,323,192	116,909,895
Sabra Health Care REIT Inc.[b]	4,588,439	80,985,948
Senior Housing Properties Trust[b]	5,539,544	86,749,259
Tanger Factory Outlet Centers Inc.[b]	2,433,815	53,543,930
Taubman Centers Inc.[b]	1,568,048	89,237,612
Uniti Group Inc.[b]	4,245,757	68,993,551
Urban Edge Properties[b]	2,724,975	58,178,216
Washington Prime Group Inc.[b]	4,836,212	32,257,534
Weingarten Realty Investors[b]	3,075,321	86,355,014

		3,703,148,780
FOOD & STAPLES RETAILING — 0.53%
Casey’s General Stores Inc.	969,992	106,476,022
Sprouts Farmers Market Inc.[a,b]	3,186,017	74,775,819
United Natural Foods Inc.[a,b]	1,297,516	55,715,337

		236,967,178
FOOD PRODUCTS — 2.18%
Flowers Foods Inc.	4,792,661	104,767,569
Hain Celestial Group Inc. (The)[a,b]	2,675,313	85,797,288
Ingredion Inc.	1,859,642	239,745,047
Lamb Weston Holdings Inc.	3,763,066	219,085,702
Lancaster Colony Corp.	501,762	61,786,973
Post Holdings Inc.[a,b]	1,694,089	128,344,183
Sanderson Farms Inc.	520,698	61,973,476
Tootsie Roll Industries Inc.[b]	514,295	15,145,978

Security	Shares	Value
TreeHouse Foods Inc.[a,b]	1,458,991	$55,835,585

		972,481,801
GAS UTILITIES — 2.07%
Atmos Energy Corp.	2,856,550	240,635,772
National Fuel Gas Co.	2,208,925	113,649,191
New Jersey Resources Corp.	2,263,072	90,749,187
ONE Gas Inc.	1,345,601	88,836,578
Southwest Gas Holdings Inc.	1,244,031	84,133,817
UGI Corp.	4,454,116	197,851,833
WGL Holdings Inc.	1,326,820	110,988,493

		926,844,871
HEALTH CARE EQUIPMENT & SUPPLIES — 3.94%
ABIOMED Inc.[a,b]	1,084,482	315,573,417
Cantel Medical Corp.[b]	918,403	102,319,278
Globus Medical Inc. Class Aa,b	1,866,189	92,973,536
Halyard Health Inc.[a]	1,218,990	56,171,059
Hill-Rom Holdings Inc.	1,703,620	148,214,940
ICU Medical Inc.[a]	390,214	98,490,014
LivaNova PLC[a,b]	1,119,015	99,032,828
Masimo Corp.[a,b]	1,227,255	107,937,077
NuVasive Inc.[a,b]	1,325,036	69,180,130
STERIS PLC	2,184,373	203,933,063
Teleflex Inc.	1,159,729	295,707,700
West Pharmaceutical Services Inc.[b]	1,911,324	168,750,796

		1,758,283,838
HEALTH CARE PROVIDERS & SERVICES — 1.85%
Acadia Healthcare Co. Inc.[a,b]	2,105,735	82,502,697
Encompass Health Corp.	2,535,286	144,942,301
LifePoint Health Inc.[a,b]	1,006,924	47,325,428
MEDNAX Inc.[a,b]	2,423,123	134,798,333
Molina Healthcare Inc.[a,b]	1,188,091	96,449,227
Patterson Companies Inc.	2,107,576	46,851,414
Tenet Healthcare Corp.[a,b]	2,082,353	50,497,060
WellCare Health Plans Inc.[a]	1,146,385	221,974,528

		825,340,988
HEALTH CARE TECHNOLOGY — 0.34%
Allscripts Healthcare Solutions Inc.[a,b]	4,698,545	58,027,031
Medidata Solutions Inc.[a,b]	1,531,228	96,176,430

		154,203,461
HOTELS, RESTAURANTS & LEISURE — 2.90%
Boyd Gaming Corp.[b]	2,114,405	67,364,943
Brinker International Inc.	1,193,144	43,072,498
Cheesecake Factory Inc. (The)	1,098,961	52,991,900
Churchill Downs Inc.	291,130	71,050,277
Cracker Barrel Old Country Store Inc.[b]	617,980	98,382,416
Domino’s Pizza Inc.	1,125,881	262,960,766

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
Dunkin’ Brands Group Inc.	2,124,943	$126,837,848
ILG Inc.	2,717,911	84,554,211
International Speedway Corp. Class A	632,951	27,913,139
Jack in the Box Inc.	760,301	64,876,484
Papa John’s International Inc.[b]	632,479	36,241,047
Scientific Games Corp./DE Class Aa,b	1,353,174	56,292,038
Six Flags Entertainment Corp.	2,027,345	126,222,500
Texas Roadhouse Inc.	1,690,058	97,651,551
Wendy’s Co. (The)	4,638,716	81,409,466

		1,297,821,084
HOUSEHOLD DURABLES — 1.59%
Helen of Troy Ltd.[a,b]	696,669	60,610,203
KB Home[b]	2,173,636	61,839,944
NVR Inc.[a]	88,205	246,974,000
Tempur Sealy International Inc.[a,b]	1,196,542	54,191,387
Toll Brothers Inc.	3,693,412	159,740,069
TRI Pointe Group Inc.[a,b]	3,919,549	64,398,190
Tupperware Brands Corp.	1,327,747	64,236,400

		711,990,193
HOUSEHOLD PRODUCTS — 0.21%
Energizer Holdings Inc.	1,541,920	91,867,594

		91,867,594
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	1,596,237	166,663,105

		166,663,105
INSURANCE — 4.43%
Alleghany Corp.	351,000	215,668,440
American Financial Group Inc./OH	1,775,654	199,263,892
Aspen Insurance Holdings Ltd.	1,543,865	69,242,345
Brown & Brown Inc.	5,909,414	150,335,492
CNO Financial Group Inc.	3,559,339	77,130,876
First American Financial Corp.	2,818,717	165,402,313
Genworth Financial Inc. Class Aa	12,851,542	36,369,864
Hanover Insurance Group Inc. (The)	1,094,148	128,989,108
Kemper Corp.	1,263,842	72,038,994
Mercury General Corp.	940,139	43,124,176
Old Republic International Corp.	6,323,910	135,647,869
Primerica Inc.	1,105,268	106,768,889
Reinsurance Group of America Inc.	1,659,991	255,638,614
RenaissanceRe Holdings Ltd.	1,033,968	143,214,908
WR Berkley Corp.	2,471,921	179,708,657

		1,978,544,437
INTERNET SOFTWARE & SERVICES — 0.69%
Cars.com Inc.[a,b]	1,842,579	52,200,263
j2 Global Inc.	1,264,871	99,823,619
LogMeIn Inc.	1,354,471	156,509,124

		308,533,006

Security	Shares	Value
IT SERVICES — 3.90%
Acxiom Corp.[a,b]	2,038,740	$46,299,786
Broadridge Financial Solutions Inc.	3,007,342	329,875,344
Convergys Corp.	2,366,836	53,537,830
CoreLogic Inc./U.S.[a,b]	2,105,086	95,213,040
DST Systems Inc.	1,531,163	128,081,785
Jack Henry & Associates Inc.	1,989,077	240,578,863
Leidos Holdings Inc.	3,665,225	239,705,715
MAXIMUS Inc.	1,679,092	112,062,600
Sabre Corp.	5,800,047	124,411,008
Science Applications International Corp.	1,104,806	87,058,713
Teradata Corp.[a,b]	3,147,996	124,881,001
WEX Inc.[a,b]	1,030,264	161,359,948

		1,743,065,633
LEISURE PRODUCTS — 0.69%
Brunswick Corp./DE	2,261,936	134,336,379
Polaris Industries Inc.	1,514,411	173,430,348

		307,766,727
LIFE SCIENCES TOOLS & SERVICES — 1.03%
Bio-Rad Laboratories Inc. Class Aa	522,239	130,601,529
Bio-Techne Corp.	968,084	146,219,408
Charles River Laboratories International Inc.[a]	1,221,007	130,330,287
Syneos Health Inc.[a,b]	1,450,566	51,495,093

		458,646,317
MACHINERY — 5.07%
AGCO Corp.	1,699,791	110,231,446
Crane Co.	1,310,942	121,576,761
Donaldson Co. Inc.	3,355,915	151,183,971
Graco Inc.	4,362,173	199,438,550
IDEX Corp.	1,970,357	280,795,576
ITT Inc.	2,265,517	110,965,023
Kennametal Inc.	2,111,886	84,813,342
Lincoln Electric Holdings Inc.	1,594,124	143,391,454
Nordson Corp.	1,313,391	179,067,729
Oshkosh Corp.	1,928,394	149,007,004
Terex Corp.	1,987,863	74,365,955
Timken Co. (The)	1,774,441	80,914,510
Toro Co. (The)	2,769,207	172,936,977
Trinity Industries Inc.	3,896,323	127,137,019
Wabtec Corp./DEb	2,201,665	179,215,531
Woodward Inc.	1,419,684	101,734,555

		2,266,775,403
MARINE — 0.24%
Kirby Corp.[a,b]	1,387,962	106,803,676

		106,803,676

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
MEDIA — 1.50%
AMC Networks Inc. Class Aa,b	1,272,040	$65,764,468
Cable One Inc.	120,732	82,956,164
Cinemark Holdings Inc.	2,728,539	102,784,064
John Wiley & Sons Inc. Class A	1,143,073	72,813,750
Live Nation Entertainment Inc.[a,b]	3,484,198	146,824,104
Meredith Corp.	1,022,460	55,008,348
New York Times Co. (The) Class A	3,296,196	79,438,324
TEGNA Inc.	5,550,529	63,220,525

		668,809,747
METALS & MINING — 2.30%
Allegheny Technologies Inc.[a,b]	3,235,043	76,605,818
Carpenter Technology Corp.	1,220,920	53,866,990
Commercial Metals Co.	3,020,240	61,794,111
Compass Minerals International Inc.[b]	870,988	52,520,576
Reliance Steel & Aluminum Co.	1,881,477	161,317,838
Royal Gold Inc.	1,690,925	145,199,730
Steel Dynamics Inc.	6,077,483	268,746,298
U.S. Steel Corp.[b]	4,539,167	159,733,287
Worthington Industries Inc.	1,129,719	48,487,540

		1,028,272,188
MULTI-UTILITIES — 0.95%
Black Hills Corp.	1,378,456	74,850,161
MDU Resources Group Inc.	5,045,435	142,079,449
NorthWestern Corp.	1,274,497	68,567,939
Vectren Corp.	2,145,221	137,122,526

		422,620,075
MULTILINE RETAIL — 0.20%
Big Lots Inc.[b]	1,085,867	47,267,790
Dillard’s Inc. Class Ab	531,088	42,667,610

		89,935,400
OIL, GAS & CONSUMABLE FUELS — 2.87%
Callon Petroleum Co.[a,b]	5,196,129	68,796,748
Chesapeake Energy Corp.[a,b]	23,499,085	70,967,237
CNX Resources Corp.[a]	5,202,400	80,273,032
Energen Corp.[a]	2,510,962	157,839,071
Gulfport Energy Corp.[a,b]	4,289,504	41,393,714
HollyFrontier Corp.	4,566,051	223,097,252
Matador Resources Co.[a,b]	2,512,938	75,161,975
Murphy Oil Corp.	4,190,732	108,288,515
PBF Energy Inc. Class A	2,866,408	97,171,231
QEP Resources Inc.[a,b]	6,202,688	60,724,315
SM Energy Co.[b]	2,668,157	48,106,871
Southwestern Energy Co.[a,b]	13,156,880	56,969,290
World Fuel Services Corp.	1,766,520	43,368,066
WPX Energy Inc.[a,b]	10,287,092	152,043,220

		1,284,200,537

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.39%
Domtar Corp.	1,614,020	$68,660,411
Louisiana-Pacific Corp.	3,731,611	107,358,448

		176,018,859
PERSONAL PRODUCTS — 0.36%
Edgewell Personal Care Co.[a]	1,394,958	68,101,850
Nu Skin Enterprises Inc. Class A	1,276,554	94,094,795

		162,196,645
PHARMACEUTICALS — 0.66%
Akorn Inc.[a,b]	2,435,890	45,575,502
Catalent Inc.[a]	3,432,172	140,924,982
Endo International PLC[a,b]	5,238,657	31,117,622
Mallinckrodt PLC[a,b]	2,230,633	32,299,566
Prestige Brands Holdings Inc.[a,b]	1,365,469	46,043,615

		295,961,287
PROFESSIONAL SERVICES — 0.69%
Dun & Bradstreet Corp. (The)	952,438	111,435,246
ManpowerGroup Inc.	1,703,289	196,048,564

		307,483,810
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Jones Lang LaSalle Inc.	1,169,000	204,154,160

		204,154,160
ROAD & RAIL — 1.95%
Avis Budget Group Inc.[a,b]	1,840,320	86,200,589
Genesee & Wyoming Inc. Class Aa,b	1,594,842	112,898,865
Knight-Swift Transportation Holdings Inc.[b]	3,302,869	151,965,003
Landstar System Inc.	1,081,031	118,535,049
Old Dominion Freight Line Inc.[b]	1,760,162	258,691,009
Ryder System Inc.	1,368,606	99,620,831
Werner Enterprises Inc.	1,156,451	42,210,461

		870,121,807
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.42%
Cirrus Logic Inc.[a,b]	1,636,998	66,511,229
Cree Inc.[a,b]	2,526,394	101,838,942
Cypress Semiconductor Corp.	9,170,912	155,538,667
First Solar Inc.[a,b]	2,105,211	149,427,877
Integrated Device Technology Inc.[a,b]	3,418,805	104,478,681
Microsemi Corp.[a]	3,027,343	195,929,639
MKS Instruments Inc.	1,402,728	162,225,493
Monolithic Power Systems Inc.	999,474	115,709,105
Silicon Laboratories Inc.[a,b]	1,099,521	98,846,938
Synaptics Inc.[a,b]	887,861	40,601,883
Teradyne Inc.[b]	5,031,013	229,967,604
Versum Materials Inc.	2,804,466	105,532,056

		1,526,608,114

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2018

Security	Shares	Value
SOFTWARE — 3.31%
ACI Worldwide Inc.[a,b]	2,994,261	$71,023,871
Blackbaud Inc.[b]	1,242,050	126,453,110
CDK Global Inc.[b]	3,256,273	206,252,332
CommVault Systems Inc.[a,b]	1,079,753	61,761,872
Fair Isaac Corp.	774,232	131,131,674
Fortinet Inc.[a]	3,720,066	199,321,136
Manhattan Associates Inc.[a,b]	1,755,932	73,538,432
PTC Inc.[a]	2,993,622	233,532,452
Tyler Technologies Inc.[a,b]	908,028	191,557,587
Ultimate Software Group Inc. (The)[a,b]	747,727	182,221,070

		1,476,793,536
SPECIALTY RETAIL — 1.92%
Aaron’s Inc.	1,593,105	74,238,693
American Eagle Outfitters Inc.	4,336,413	86,424,711
AutoNation Inc.[a,b]	1,546,629	72,351,305
Bed Bath & Beyond Inc.	3,679,043	77,223,113
Dick’s Sporting Goods Inc.	2,128,901	74,617,980
GameStop Corp. Class Ab	2,644,852	33,378,032
Michaels Companies Inc. (The)[a,b]	2,846,307	56,100,711
Murphy USA Inc.[a,b]	813,668	59,235,030
Office Depot Inc.	13,254,373	28,496,902
Sally Beauty Holdings Inc.[a,b]	3,231,819	53,163,422
Signet Jewelers Ltd.	1,562,593	60,191,082
Urban Outfitters Inc.[a,b]	2,062,211	76,219,319
Williams-Sonoma Inc.	2,000,592	105,551,234

		857,191,534
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
3D Systems Corp.[a,b]	2,966,720	34,384,285
Diebold Nixdorf Inc.[b]	1,985,518	30,576,977
NCR Corp.[a,b]	3,058,679	96,409,562

		161,370,824
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Carter’s Inc.	1,222,550	127,267,455
Deckers Outdoor Corp.[a,b]	820,544	73,873,576
Skechers U.S.A. Inc. Class Aa	3,501,129	136,158,907

		337,299,938
THRIFTS & MORTGAGE FINANCE — 0.69%
LendingTree Inc.[a,b]	198,627	65,179,450
New York Community Bancorp. Inc.	12,620,181	164,440,958
Washington Federal Inc.	2,231,056	77,194,538

		306,814,946
TRADING COMPANIES & DISTRIBUTORS — 0.79%
GATX Corp.	981,675	67,234,921
MSC Industrial Direct Co. Inc. Class A	1,159,827	106,367,734

Security	Shares	Value
NOW Inc.[a,b]	2,771,840	$28,328,205
Watsco Inc.	826,874	149,639,388

		351,570,248
WATER UTILITIES — 0.35%
Aqua America Inc.	4,591,983	156,402,941

		156,402,941
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	2,391,387	67,030,579

		67,030,579

TOTAL COMMON STOCKS (Cost: $38,802,828,596)		44,544,923,013

SHORT-TERM INVESTMENTS — 5.59%

MONEY MARKET FUNDS — 5.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	2,442,061,800	2,442,061,800
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	55,072,486	55,072,486

		2,497,134,286

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,497,231,491)		2,497,134,286

TOTAL INVESTMENTS IN SECURITIES — 105.32% (Cost: $41,300,060,087)		47,042,057,299
Other Assets, Less Liabilities — (5.32)%		(2,378,075,804)

NET ASSETS — 100.00%		$44,663,981,495

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 2.03%
AAR Corp.[a]	1,572,796	$69,376,032
Aerojet Rocketdyne Holdings Inc.[a,b]	3,649,761	102,083,815
Aerovironment Inc.[a,b]	1,029,300	46,843,443
Axon Enterprise Inc.[a,b]	2,566,381	100,884,437
Cubic Corp.[a]	1,215,008	77,274,509
Engility Holdings Inc.[a,b]	879,798	21,467,071
Mercury Systems Inc.[a,b]	2,333,961	112,776,995
Moog Inc. Class Aa,b	1,574,227	129,732,047
National Presto Industries Inc.	242,981	22,779,469
Triumph Group Inc.[a]	2,418,924	60,956,885

		744,174,703
AIR FREIGHT & LOGISTICS — 0.69%
Atlas Air Worldwide Holdings Inc.[a,b]	1,239,361	74,919,372
Echo Global Logistics Inc.[a,b]	1,286,382	35,504,143
Forward Air Corp.	1,423,278	75,234,475
Hub Group Inc. Class Aa,b	1,641,990	68,717,282

		254,375,272
AIRLINES — 0.92%
Allegiant Travel Co.	609,472	105,164,394
Hawaiian Holdings Inc.[a]	2,496,265	96,605,456
SkyWest Inc.	2,514,826	136,806,534

		338,576,384
AUTO COMPONENTS — 1.64%
American Axle & Manufacturing Holdings Inc.[a,b]	4,826,957	73,466,286
Cooper-Standard Holdings Inc.[a,b]	784,469	96,340,638
Dorman Products Inc.[a,b]	1,446,577	95,777,863
Fox Factory Holding Corp.[a,b]	1,827,738	63,788,056
Gentherm Inc.[a,b]	1,791,535	60,822,613
LCI Industries	1,214,642	126,504,964
Motorcar Parts of America Inc.[a,b]	939,802	20,139,957
Standard Motor Products Inc.	989,117	47,052,296
Superior Industries International Inc.	1,167,680	15,530,144

		599,422,817
AUTOMOBILES — 0.14%
Winnebago Industries Inc.	1,409,752	53,006,675

		53,006,675
BANKS — 8.26%
Ameris Bancorp.	1,860,284	98,409,024
Banc of California Inc.	2,078,551	40,116,034
Banner Corp.	1,587,926	88,114,014
Boston Private Financial Holdings Inc.	4,113,392	61,906,550
Brookline Bancorp. Inc.	3,748,710	60,729,102
Central Pacific Financial Corp.	1,217,758	34,657,393
City Holding Co.[a]	752,375	51,582,830

Security	Shares	Value
Columbia Banking System Inc.	3,547,159	$148,803,320
Community Bank System Inc.	2,467,886	132,179,974
Customers Bancorp. Inc.[a,b]	1,422,268	41,459,112
CVB Financial Corp.	4,980,421	112,756,731
Fidelity Southern Corp.	1,094,490	25,249,884
First BanCorp./Puerto Rico[b]	8,865,381	53,369,594
First Commonwealth Financial Corp.	4,757,433	67,222,528
First Financial Bancorp.	4,719,170	138,507,639
First Financial Bankshares Inc.[a]	3,281,599	151,938,034
First Midwest Bancorp. Inc.	5,006,048	123,098,720
Glacier Bancorp. Inc.	3,854,860	147,949,527
Great Western Bancorp. Inc.	2,859,956	115,170,428
Green Bancorp. Inc.[a,b]	1,209,374	26,908,572
Hanmi Financial Corp.	1,591,119	48,926,909
Hope Bancorp Inc.	6,257,728	113,828,072
Independent Bank Corp./Rockland MA	1,334,748	95,501,219
LegacyTexas Financial Group Inc.	2,064,507	88,402,190
National Bank Holdings Corp. Class A	1,309,958	43,556,103
NBT Bancorp. Inc.	2,129,987	75,571,939
OFG Bancorp.	2,160,968	22,582,116
Old National Bancorp./IN	6,505,941	109,950,403
Opus Bank	841,279	23,555,812
Pacific Premier Bancorp. Inc.[a,b]	1,893,538	76,120,228
S&T Bancorp. Inc.	1,701,653	67,964,021
Seacoast Banking Corp. of Florida[a,b]	2,294,422	60,733,350
ServisFirst Bancshares Inc.[a]	2,189,478	89,374,492
Simmons First National Corp. Class A	3,810,730	108,415,268
Southside Bancshares Inc.	1,354,327	47,049,320
Tompkins Financial Corp.	604,430	45,791,617
United Community Banks Inc./GA	3,576,683	113,202,017
Westamerica Bancorp.	1,296,034	75,273,655

		3,025,927,741
BEVERAGES — 0.26%
Coca-Cola Bottling Co. Consolidated	226,551	39,118,561
MGP Ingredients Inc.[a]	607,953	54,466,509

		93,585,070
BIOTECHNOLOGY — 2.20%
Acorda Therapeutics Inc.[a,b]	2,278,434	53,884,964
AMAG Pharmaceuticals Inc.[a,b]	1,638,403	33,013,821
Cytokinetics Inc.[a,b]	2,487,162	17,907,566
Eagle Pharmaceuticals Inc./DEa,b	408,086	21,502,051
Emergent BioSolutions Inc.[a,b]	1,702,450	89,633,993
Enanta Pharmaceuticals Inc.[a,b]	696,995	56,393,866
Ligand Pharmaceuticals Inc.[a,b]	1,023,434	169,030,359
MiMedx Group Inc.[a,b]	4,953,733	34,527,519
Momenta Pharmaceuticals Inc.[a,b]	3,713,187	67,394,344
Myriad Genetics Inc.[a,b]	3,390,577	100,191,550
Progenics Pharmaceuticals Inc.[a,b]	3,376,576	25,189,257
Repligen Corp.[a,b]	1,817,430	65,754,617
Spectrum Pharmaceuticals Inc.[a,b]	4,389,618	70,628,954

		805,052,861

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
BUILDING PRODUCTS — 2.25%
AAON Inc.	1,942,375	$75,752,625
American Woodmark Corp.[b]	690,682	67,997,643
Apogee Enterprises Inc.	1,378,984	59,778,956
Gibraltar Industries Inc.[a,b]	1,536,945	52,025,588
Griffon Corp.	1,502,274	27,416,501
Insteel Industries Inc.[a]	895,850	24,752,336
Patrick Industries Inc.[a,b]	1,181,653	73,085,238
PGT Innovations Inc.[a,b]	2,386,382	44,506,024
Quanex Building Products Corp.[a]	1,713,498	29,814,865
Simpson Manufacturing Co. Inc.	2,009,622	115,734,131
Trex Co. Inc.[a,b]	1,429,156	155,449,298
Universal Forest Products Inc.	2,978,018	96,636,684

		822,949,889
CAPITAL MARKETS — 1.21%
Donnelley Financial Solutions Inc.[a,b]	1,656,496	28,442,036
Financial Engines Inc.	3,066,564	107,329,740
Greenhill & Co. Inc.[a]	1,221,568	22,599,008
INTL. FCStone Inc.[a,b]	772,325	32,962,831
Investment Technology Group Inc.	1,632,013	32,215,937
Piper Jaffray Companies	697,577	57,933,770
Virtus Investment Partners Inc.	350,977	43,450,952
Waddell & Reed Financial Inc. Class A	3,471,343	70,155,842
WisdomTree Investments Inc.	5,056,298	46,366,253

		441,456,369
CHEMICALS — 2.95%
A Schulman Inc.	1,437,580	61,815,940
AdvanSix Inc.[b]	1,484,673	51,636,927
American Vanguard Corp.	1,300,914	26,278,463
Balchem Corp.	1,545,140	126,315,195
Flotek Industries Inc.[a,b]	2,724,462	16,619,218
FutureFuel Corp.	1,260,758	15,116,488
Hawkins Inc.	485,734	17,073,550
HB Fuller Co.	2,455,777	122,125,790
Ingevity Corp.[b]	2,043,780	150,606,148
Innophos Holdings Inc.	949,871	38,194,313
Innospec Inc.	1,175,655	80,649,933
Koppers Holdings Inc.[b]	1,018,545	41,862,200
Kraton Corp.[a,b]	1,543,508	73,640,767
LSB Industries Inc.[a,b]	1,015,133	6,222,765
Quaker Chemical Corp.	644,275	95,436,456
Rayonier Advanced Materials Inc.	2,515,034	53,997,780
Stepan Co.	954,229	79,372,768
Tredegar Corp.	1,233,657	22,144,143

		1,079,108,844
COMMERCIAL SERVICES & SUPPLIES — 2.57%
ABM Industries Inc.	3,178,539	106,417,486
Brady Corp. Class A NVS	2,343,319	87,054,301
Essendant Inc.[c]	1,892,647	14,762,647
Interface Inc.	2,880,877	72,598,100
LSC Communications Inc.	1,703,217	29,721,137
Matthews International Corp. Class A	1,570,347	79,459,558

Security	Shares	Value
Mobile Mini Inc.	2,149,147	$93,487,894
Multi-Color Corp.[a]	678,419	44,809,575
RR Donnelley & Sons Co.	3,296,200	28,775,826
Team Inc.[a,b]	1,460,238	20,078,272
Tetra Tech Inc.	2,713,580	132,829,741
U.S. Ecology Inc.	1,067,123	56,877,656
UniFirst Corp./MA	750,848	121,374,579
Viad Corp.[a]	991,048	51,980,468

		940,227,240
COMMUNICATIONS EQUIPMENT — 2.12%
ADTRAN Inc.	2,331,246	36,250,875
Applied Optoelectronics Inc.[a,b]	949,031	23,782,717
CalAmp Corp.[a,b]	1,724,433	39,455,027
Comtech Telecommunications Corp.	1,146,054	34,255,554
Digi International Inc.a,[b,c]	1,352,622	13,932,007
Extreme Networks Inc.[a,b]	5,564,367	61,597,543
Finisar Corp.[a,b]	5,541,131	87,605,281
Harmonic Inc.[a,b]	4,144,439	15,748,868
Lumentum Holdings Inc.[a,b]	3,022,034	192,805,769
NETGEAR Inc.[a,b]	1,520,409	86,967,395
Oclaro Inc.[b]	8,204,439	78,434,437
Viavi Solutions Inc.[a,b]	10,918,928	106,131,980

		776,967,453
CONSTRUCTION & ENGINEERING — 0.40%
Aegion Corp.[a,b]	1,596,803	36,582,757
Comfort Systems USA Inc.	1,808,504	74,600,790
MYR Group Inc.[a,b]	802,064	24,719,612
Orion Group Holdings Inc.[b]	1,406,613	9,269,580

		145,172,739
CONSTRUCTION MATERIALS — 0.13%
U.S. Concrete Inc.[a,b]	765,998	46,266,279

		46,266,279
CONSUMER FINANCE — 1.54%
Encore Capital Group Inc.[a,b]	1,156,194	52,259,969
Enova International Inc.[a,b]	1,654,786	36,488,031
EZCORP Inc. Class A NVS[a,b]	2,510,344	33,136,541
FirstCash Inc.	2,259,710	183,601,438
Green Dot Corp. Class Aa,b	2,241,920	143,841,587
PRA Group Inc.[a,b]	2,193,584	83,356,192
World Acceptance Corp.[a,b]	298,633	31,446,055

		564,129,813
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	1,085,036	22,948,511

		22,948,511

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	2,243,544	$47,697,745

		47,697,745
DIVERSIFIED CONSUMER SERVICES — 0.55%
American Public Education Inc.[b]	792,011	34,056,473
Capella Education Co.	567,872	49,603,619
Career Education Corp.[b]	3,190,691	41,925,680
Regis Corp.[a,b]	1,712,710	25,913,302
Strayer Education Inc.	512,378	51,775,797

		203,274,871
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.99%
ATN International Inc.	525,389	31,323,692
Cincinnati Bell Inc.[a,b]	2,054,236	28,451,169
Cogent Communications Holdings Inc.	1,999,317	86,770,358
Consolidated Communications Holdings Inc.	3,146,633	34,487,098
Frontier Communications Corp.[a]	3,849,539	28,563,579
Iridium Communications Inc.[a,b]	4,059,830	45,673,087
Vonage Holdings Corp.[a,b]	10,065,842	107,201,217

		362,470,200
ELECTRIC UTILITIES — 0.28%
El Paso Electric Co.	1,977,804	100,868,004

		100,868,004
ELECTRICAL EQUIPMENT — 0.60%
AZZ Inc.	1,272,242	55,596,975
Encore Wire Corp.	1,014,178	57,503,893
General Cable Corp.	2,457,166	72,732,114
Powell Industries Inc.	436,250	11,708,950
Vicor Corp.[a,b]	776,648	22,173,300

		219,715,232
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.95%
Anixter International Inc.[b]	1,404,041	106,356,106
Badger Meter Inc.	1,423,697	67,127,314
Bel Fuse Inc. Class B NVS	492,666	9,311,387
Benchmark Electronics Inc.	2,346,474	70,042,249
Control4 Corp.[a,b]	980,980	21,071,450
CTS Corp.[a]	1,603,181	43,606,523
Daktronics Inc.	1,932,639	17,026,550
Electro Scientific Industries Inc.[b]	1,622,430	31,361,572
ePlus Inc.[b]	676,894	52,594,664
Fabrinet[a,b]	1,809,316	56,776,336
FARO Technologies Inc.[a,b]	811,356	47,383,190
II-VI Inc.[a,b]	2,665,221	109,007,539
Insight Enterprises Inc.[a,b]	1,748,976	61,091,732
Itron Inc.[a,b]	1,653,406	118,301,199
KEMET Corp.[a,b]	2,391,866	43,364,531
Methode Electronics Inc.	1,784,573	69,776,804
MTS Systems Corp.	867,422	44,802,346
OSI Systems Inc.[a,b]	864,550	56,429,179

Security	Shares	Value
Park Electrochemical Corp.	959,273	$16,154,157
Plexus Corp.[a,b]	1,622,900	96,935,817
Rogers Corp.[a,b]	888,958	106,266,039
Sanmina Corp.[a,b]	3,463,936	90,581,926
ScanSource Inc.[a,b]	1,246,045	44,296,900
TTM Technologies Inc.[a,b]	4,492,843	68,695,570

		1,448,361,080
ENERGY EQUIPMENT & SERVICES — 1.73%
Archrock Inc.	3,404,083	29,785,726
Bristow Group Inc.	1,567,261	20,374,393
CARBO Ceramics Inc.[a,b]	1,057,770	7,668,832
Era Group Inc.[a,b]	986,493	9,223,710
Exterran Corp.[a,b]	1,545,434	41,263,088
Geospace Technologies Corp.[a,b]	665,580	6,569,275
Gulf Island Fabrication Inc.[a]	674,146	4,786,437
Helix Energy Solutions Group Inc.[a,b]	6,751,988	39,094,011
Matrix Service Co.[a,b]	1,339,996	18,357,945
McDermott International Inc.[a,b]	13,788,757	83,973,530
Newpark Resources Inc.[a,b]	4,315,173	34,952,901
Noble Corp. PLC[a,b]	11,957,904	44,363,824
Oil States International Inc.[a,b]	2,886,987	75,639,059
Pioneer Energy Services Corp.a,[b,c]	3,975,669	10,734,306
SEACOR Holdings Inc.[a,b]	817,397	41,768,987
TETRA Technologies Inc.[a,b]	6,091,056	22,841,460
U.S. Silica Holdings Inc.[a]	3,633,299	92,721,790
Unit Corp.[a,b]	2,603,434	51,443,856

		635,563,130
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.12%
Acadia Realty Trust[a]	4,068,445	100,083,747
Agree Realty Corp.[a]	1,510,181	72,549,095
American Assets Trust Inc.	2,021,030	67,522,612
Armada Hoffler Properties Inc.[a]	2,229,367	30,520,034
CareTrust REIT Inc.[a]	3,720,961	49,860,878
CBL & Associates Properties Inc.[a]	8,286,272	34,553,754
Cedar Realty Trust Inc.[a]	4,048,238	15,950,058
Chatham Lodging Trust[a]	2,244,096	42,974,439
Chesapeake Lodging Trust[a]	2,928,162	81,432,185
Community Healthcare Trust Inc.[a]	844,752	21,743,917
DiamondRock Hospitality Co.[a]	9,752,675	101,817,927
Easterly Government Properties Inc.[a]	2,188,253	44,640,361
EastGroup Properties Inc.[a]	1,687,450	139,484,617
Four Corners Property Trust Inc.[a]	2,988,599	69,006,751
Franklin Street Properties Corp.[a]	5,257,146	44,212,598
Getty Realty Corp.	1,622,501	40,919,475
Global Net Lease Inc.[a]	3,279,335	55,355,175
Government Properties Income Trust[a]	2,953,273	40,341,709
Hersha Hospitality Trust[a]	1,840,331	32,941,925
Independence Realty Trust Inc.[a]	4,133,463	37,945,190
Kite Realty Group Trust[a]	4,070,213	61,989,344
Lexington Realty Trust[a]	10,543,336	82,976,054
LTC Properties Inc.[a]	1,930,907	73,374,466
National Storage Affiliates Trust[a]	2,444,799	61,315,559

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
Pennsylvania REIT[a]	3,464,278	$33,430,283
PS Business Parks Inc.	967,351	109,349,357
Ramco-Gershenson Properties Trust[a]	3,851,846	47,608,817
Retail Opportunity Investments Corp.[a]	5,476,528	96,770,250
Saul Centers Inc.[a]	599,255	30,544,027
Summit Hotel Properties Inc.[a]	5,080,731	69,148,749
Universal Health Realty Income Trust	627,154	37,691,955
Urstadt Biddle Properties Inc. Class Aa	1,452,263	28,028,676
Whitestone REIT[a]	1,938,644	20,142,511

		1,876,226,495
FOOD & STAPLES RETAILING — 0.28%
Andersons Inc. (The)	1,292,081	42,767,881
SpartanNash Co.	1,749,382	30,106,864
SUPERVALU Inc.[a,b]	1,869,419	28,471,252

		101,345,997
FOOD PRODUCTS — 1.39%
B&G Foods Inc.[a]	2,749,865	65,171,800
Cal-Maine Foods Inc.[a,b]	1,435,447	62,729,034
Calavo Growers Inc.[a]	767,234	70,738,975
Darling Ingredients Inc.[a,b]	8,001,569	138,427,144
Dean Foods Co.	4,481,488	38,630,427
J&J Snack Foods Corp.	721,004	98,460,306
John B Sanfilippo & Son Inc.	429,984	24,883,174
Seneca Foods Corp. Class Aa,b	330,921	9,166,512

		508,207,372
GAS UTILITIES — 0.98%
Northwest Natural Gas Co.	1,402,355	80,845,766
South Jersey Industries Inc.	3,869,984	108,978,749
Spire Inc.	2,346,963	169,685,425

		359,509,940
HEALTH CARE EQUIPMENT & SUPPLIES — 4.27%
Abaxis Inc.	1,098,939	77,607,072
Analogic Corp.	599,419	57,484,282
AngioDynamics Inc.[a,b]	1,821,093	31,413,854
Anika Therapeutics Inc.[a,b]	715,650	35,582,118
CONMED Corp.	1,203,889	76,242,290
CryoLife Inc.[b]	1,616,290	32,406,615
Cutera Inc.[a,b]	670,396	33,687,399
Haemonetics Corp.[a,b]	2,588,600	189,381,976
Heska Corp.[a,b]	315,170	24,920,492
Inogen Inc.[a,b]	841,368	103,353,645
Integer Holdings Corp.[b]	1,382,811	78,197,962
Integra LifeSciences Holdings Corp.[a,b]	3,085,947	170,776,307
Invacare Corp.[a]	1,598,479	27,813,535
Lantheus Holdings Inc.[a,b]	1,468,092	23,342,663
LeMaitre Vascular Inc.[a]	735,026	26,629,992
Meridian Bioscience Inc.	2,048,366	29,086,797
Merit Medical Systems Inc.[a,b]	2,442,963	110,788,372
Natus Medical Inc.[a,b]	1,597,444	53,753,991
Neogen Corp.[a,b]	2,487,681	166,649,750
OraSure Technologies Inc.[a,b]	2,957,892	49,958,796

Security	Shares	Value
Orthofix International NVa,b	881,313	$51,803,578
Surmodics Inc.[a],[b,c]	661,997	25,188,986
Tactile Systems Technology Inc.[a,b]	715,486	22,752,455
Varex Imaging Corp.[a,b]	1,840,208	65,842,642

		1,564,665,569
HEALTH CARE PROVIDERS & SERVICES — 3.72%
Aceto Corp.	1,525,458	11,593,481
Almost Family Inc.[a,b]	612,409	34,294,904
Amedisys Inc.[a,b]	1,377,136	83,096,386
AMN Healthcare Services Inc.[a,b]	2,308,397	131,001,530
BioTelemetry Inc.[a,b]	1,493,486	46,372,740
Chemed Corp.	780,657	213,010,069
Community Health Systems Inc.[a,b]	5,588,124	22,128,971
CorVel Corp.[a,b]	473,712	23,946,142
Cross Country Healthcare Inc.[a,b]	1,818,820	20,207,090
Diplomat Pharmacy Inc.[a,b]	2,342,593	47,203,249
Ensign Group Inc. (The)	2,342,617	61,610,827
HealthEquity Inc.[a,b]	2,499,316	151,308,591
Kindred Healthcare Inc.	4,435,740	40,587,021
LHC Group Inc.[a,b]	787,480	48,477,269
Magellan Health Inc.[a,b]	1,181,991	126,591,236
Owens & Minor Inc.	3,016,059	46,899,717
Providence Service Corp. (The)[b]	543,009	37,543,642
Quorum Health Corp.[a,b]	1,438,499	11,766,922
Select Medical Holdings Corp.[b]	5,209,401	89,862,167
Tivity Health Inc.[a,b]	1,647,138	65,309,022
U.S. Physical Therapy Inc.	613,278	49,859,501

		1,362,670,477
HEALTH CARE TECHNOLOGY — 0.69%
Computer Programs & Systems Inc.[a]	555,348	16,216,162
HealthStream Inc.	1,246,417	30,948,534
HMS Holdings Corp.[a,b]	3,984,668	67,101,809
Omnicell Inc.[a,b]	1,881,277	81,647,422
Quality Systems Inc.[a,b]	2,312,384	31,564,041
Tabula Rasa HealthCare Inc.[b]	627,869	24,361,317

		251,839,285
HOTELS, RESTAURANTS & LEISURE — 2.21%
Belmond Ltd. Class Aa,b	4,115,833	45,891,538
Biglari Holdings Inc.[a,b]	49,364	20,160,751
BJ’s Restaurants Inc.	865,736	38,871,546
Chuy’s Holdings Inc.[a,b]	833,796	21,845,455
Dave & Buster’s Entertainment Inc.[a,b]	1,981,216	82,695,956
Dine Brands Global Inc.	875,196	57,395,354
El Pollo Loco Holdings Inc.[a,b]	1,106,726	10,513,897
Fiesta Restaurant Group Inc.[a,b]	1,329,144	24,589,164
Marcus Corp. (The)	933,805	28,340,982
Marriott Vacations Worldwide Corp.	1,146,912	152,768,678
Monarch Casino & Resort Inc.[a,b]	564,388	23,867,968
Penn National Gaming Inc.[a,b]	3,032,595	79,635,945
Red Robin Gourmet Burgers Inc.[a,b]	631,715	36,639,470

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
Ruth’s Hospitality Group Inc.	1,428,472	$34,926,140
Shake Shack Inc. Class Aa,b	928,231	38,642,257
Sonic Corp.[c]	1,885,329	47,566,851
Wingstop Inc.[a]	1,417,572	66,951,926

		811,303,878
HOUSEHOLD DURABLES — 2.11%
Cavco Industries Inc.[a,b]	409,864	71,213,870
Ethan Allen Interiors Inc.	1,235,331	28,350,846
Installed Building Products Inc.[a,b]	1,026,031	61,613,162
iRobot Corp.[a,b]	1,354,802	86,964,740
La-Z-Boy Inc.	2,284,071	68,407,927
LGI Homes Inc.[a,b]	871,613	61,509,729
M/I Homes Inc.[a,b]	1,358,108	43,255,740
MDC Holdings Inc.	2,195,447	61,296,880
Meritage Homes Corp.[a,b]	1,845,935	83,528,559
TopBuild Corp.[a,b]	1,726,040	132,076,581
Universal Electronics Inc.[a,b]	702,244	36,551,800
William Lyon Homes Class Aa,b	1,398,839	38,454,084

		773,223,918
HOUSEHOLD PRODUCTS — 0.49%
Central Garden & Pet Co.[a,b]	510,331	21,944,233
Central Garden & Pet Co. Class A NVS[b]	1,702,927	67,452,938
WD-40 Co.	673,795	88,738,802

		178,135,973
INDUSTRIAL CONGLOMERATES — 0.17%
Raven Industries Inc.	1,732,883	60,737,549

		60,737,549
INSURANCE — 3.17%
American Equity Investment Life Holding Co.	2,858,035	83,911,908
AMERISAFE Inc.	928,914	51,322,498
eHealth Inc.[a,b]	841,344	12,039,633
Employers Holdings Inc.	1,597,191	64,606,376
HCI Group Inc.[a]	388,445	14,823,061
Horace Mann Educators Corp.	1,988,199	84,995,507
Infinity Property & Casualty Corp.	533,070	63,115,488
James River Group Holdings Ltd.	433,018	15,359,148
Maiden Holdings Ltd.	2,837,501	18,443,757
Navigators Group Inc. (The)[a]	1,073,297	61,875,572
ProAssurance Corp.	2,594,623	125,968,947
RLI Corp.	1,892,072	119,938,444
Safety Insurance Group Inc.	738,543	56,757,030
Selective Insurance Group Inc.	2,850,367	173,017,277
Stewart Information Services Corp.	1,155,928	50,791,476
Third Point Reinsurance Ltd.[a,b]	4,059,135	56,624,933
United Fire Group Inc.	795,928	38,093,114
United Insurance Holdings Corp.	1,029,572	19,706,008
Universal Insurance Holdings Inc.	1,577,587	50,325,025

		1,161,715,202

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.58%
FTD Companies Inc.[a,b]	874,507	$3,183,205
Nutrisystem Inc.	1,471,840	39,666,088
PetMed Express Inc.[a]	996,342	41,597,279
Shutterfly Inc.[a,b]	1,573,219	127,824,044

		212,270,616
INTERNET SOFTWARE & SERVICES — 1.38%
Alarm.com Holdings Inc.[a,b]	1,219,432	46,021,364
Blucora Inc.[a,b]	2,279,648	56,079,341
DHI Group Inc.[a,b]	2,499,057	3,998,491
Liquidity Services Inc.[a,b]	1,276,670	8,298,355
LivePerson Inc.[a,b]	2,662,303	43,528,654
NIC Inc.	3,234,700	43,021,510
QuinStreet Inc.[a,b]	1,760,185	22,477,562
Shutterstock Inc.[a,b]	903,105	43,484,506
SPS Commerce Inc.[a,b]	827,997	53,049,768
Stamps.com Inc.[a,b]	792,617	159,355,648
XO Group Inc.[b]	1,188,736	24,666,272

		503,981,471
IT SERVICES — 2.17%
CACI International Inc. Class Aa,b	1,195,446	180,930,752
Cardtronics PLC Class Aa,b	2,241,007	49,996,866
CSG Systems International Inc.	1,630,763	73,857,256
EVERTEC Inc.	2,933,957	47,970,197
ExlService Holdings Inc.[b]	1,662,386	92,711,267
ManTech International Corp./VA Class A	1,270,526	70,476,077
Perficient Inc.[b]	1,695,534	38,861,640
Sykes Enterprises Inc.[b]	1,950,728	56,454,069
Travelport Worldwide Ltd.	6,095,921	99,607,349
TTEC Holdings Inc.	677,493	20,799,035
Virtusa Corp.[a,b]	1,334,870	64,687,800

		796,352,308
LEISURE PRODUCTS — 0.50%
Callaway Golf Co.[a]	4,585,670	75,021,561
Nautilus Inc.[a,b]	1,499,317	20,165,814
Sturm Ruger & Co. Inc.[a]	842,320	44,221,800
Vista Outdoor Inc.[a,b]	2,785,913	45,466,100

		184,875,275
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Cambrex Corp.[a,b]	1,592,540	83,289,842
Luminex Corp.[a]	2,003,401	42,211,659

		125,501,501
MACHINERY — 5.76%
Actuant Corp. Class Aa	2,904,881	67,538,483
Alamo Group Inc.	465,221	51,127,788

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
Albany International Corp. Class A	1,406,598	$88,193,695
Astec Industries Inc.[a]	930,709	51,356,523
Barnes Group Inc.	2,378,991	142,477,771
Briggs & Stratton Corp.	2,092,387	44,798,006
Chart Industries Inc.[a,b]	1,493,869	88,183,087
CIRCOR International Inc.[a]	801,033	34,172,068
EnPro Industries Inc.	1,051,527	81,367,159
ESCO Technologies Inc.	1,257,839	73,646,473
Federal Signal Corp.	2,909,919	64,076,416
Franklin Electric Co. Inc.	1,879,093	76,573,040
Greenbrier Companies Inc. (The)	1,398,030	70,251,007
Harsco Corp.[b]	3,876,570	80,051,170
Hillenbrand Inc.	3,050,694	140,026,855
John Bean Technologies Corp.[a]	1,534,508	174,013,207
Lindsay Corp.	510,619	46,691,001
Lydall Inc.[a,b]	839,907	40,525,513
Mueller Industries Inc.	2,801,436	73,285,566
Proto Labs Inc.[a,b]	1,215,271	142,855,106
SPX Corp.[b]	2,079,194	67,532,221
SPX FLOW Inc.[a,b]	2,061,630	101,411,580
Standex International Corp.	624,163	59,513,942
Tennant Co.	866,496	58,661,779
Titan International Inc.	2,448,471	30,875,219
Wabash National Corp.[a]	2,810,148	58,479,180
Watts Water Technologies Inc. Class A	1,339,671	104,092,437

		2,111,776,292
MARINE — 0.16%
Matson Inc.	2,060,148	59,002,639

		59,002,639
MEDIA — 0.69%
EW Scripps Co. (The) Class A NVS[a]	2,667,524	31,983,613
Gannett Co. Inc.	5,497,046	54,860,519
New Media Investment Group Inc.	2,608,127	44,703,297
Scholastic Corp. NVS	1,344,666	52,226,827
World Wrestling Entertainment Inc. Class A	1,948,934	70,181,113

		253,955,369
METALS & MINING — 0.91%
AK Steel Holding Corp.[a,b]	15,235,563	69,017,100
Century Aluminum Co.[a,b]	2,419,182	40,013,270
Gerber Scientific Inc. Escrow[b,d]	349,019	3,490
Haynes International Inc.	601,896	22,336,361
Kaiser Aluminum Corp.	801,689	80,890,420
Materion Corp.	977,892	49,921,387
Olympic Steel Inc.[a]	451,688	9,264,121
SunCoke Energy Inc.[a,b]	3,094,699	33,298,961
TimkenSteel Corp.[b]	1,904,026	28,922,155

		333,667,265
MORTGAGE REAL ESTATE INVESTMENT — 0.97%
Apollo Commercial Real Estate Finance Inc.[a]	5,350,480	96,201,630
ARMOUR Residential REIT Inc.[a]	2,030,572	47,271,716
Capstead Mortgage Corp.[a]	4,512,813	39,035,833

Security	Shares	Value
Invesco Mortgage Capital Inc.[a]	5,421,228	$88,799,715
New York Mortgage Trust Inc.[a]	5,498,169	32,604,142
PennyMac Mortgage Investment Trust[a,c]	2,955,595	53,289,378

		357,202,414
MULTI-UTILITIES — 0.45%
Avista Corp.	3,186,303	163,298,029

		163,298,029
MULTILINE RETAIL — 0.53%
Fred’s Inc. Class Aa	1,500,732	4,487,188
JC Penney Co. Inc.[a,b]	15,078,487	45,537,031
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,380,019	143,515,146

		193,539,365
OIL, GAS & CONSUMABLE FUELS — 1.54%
Carrizo Oil & Gas Inc.[a,b]	3,770,671	60,330,736
Cloud Peak Energy Inc.[a,b]	3,708,624	10,792,096
CONSOL Energy Inc.[a,b]	1,240,108	35,925,929
Denbury Resources Inc.[a,b]	19,463,000	53,328,620
Green Plains Inc.	1,888,806	31,731,941
HighPoint Resources Corp. NVS[a,b]	4,821,923	24,495,369
Par Pacific Holdings Inc.[a,b]	1,229,784	21,115,391
PDC Energy Inc.[a,b]	3,196,882	156,743,124
REX American Resources Corp.[a,b]	287,886	20,958,101
Ring Energy Inc.[a,b]	2,634,516	37,805,304
SRC Energy Inc.[a,b]	11,723,795	110,555,387

		563,781,998
PAPER & FOREST PRODUCTS — 1.14%
Boise Cascade Co.	1,882,005	72,645,393
Clearwater Paper Corp.[b]	804,811	31,468,110
KapStone Paper and Packaging Corp.	4,253,966	145,953,573
Neenah Inc.	822,426	64,478,198
PH Glatfelter Co.	2,120,084	43,525,325
Schweitzer-Mauduit International Inc.	1,499,279	58,696,773

		416,767,372
PERSONAL PRODUCTS — 0.40%
Avon Products Inc.[b]	21,349,737	60,633,253
Inter Parfums Inc.	831,209	39,191,504
Medifast Inc.	508,160	47,487,552

		147,312,309
PHARMACEUTICALS — 1.52%
Amphastar Pharmaceuticals Inc.[a,b]	1,697,096	31,820,550
ANI Pharmaceuticals Inc.[a,b]	439,533	25,589,611
Corcept Therapeutics Inc.[a,b]	4,622,719	76,043,728
Depomed Inc.[a,b]	3,077,404	20,280,092
Impax Laboratories Inc.[a,b]	3,586,503	69,757,483

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
Innoviva Inc.[b]	3,358,820	$55,991,530
Lannett Co. Inc.[a,b]	1,484,223	23,821,779
Medicines Co. (The)[a,b]	3,119,582	102,759,031
Phibro Animal Health Corp. Series A	955,997	37,953,081
Supernus Pharmaceuticals Inc.[a,b]	2,497,931	114,405,240

		558,422,125
PROFESSIONAL SERVICES — 2.57%
ASGN Inc.[a,b]	2,380,175	194,888,729
Exponent Inc.	1,246,084	98,004,507
Forrester Research Inc.	479,736	19,885,057
FTI Consulting Inc.[a,b]	1,816,953	87,958,695
Heidrick & Struggles International Inc.	927,014	28,969,188
Insperity Inc.	1,794,299	124,793,495
Kelly Services Inc. Class A NVS	1,485,186	43,129,801
Korn/Ferry International	2,744,024	141,564,198
Navigant Consulting Inc.[a,b]	2,186,980	42,077,495
Resources Connection Inc.	1,382,395	22,394,799
TrueBlue Inc.[a,b]	1,993,919	51,642,502
WageWorks Inc.[a,b]	1,932,598	87,353,430

		942,661,896
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
HFF Inc. Class A	1,790,847	89,005,096
RE/MAX Holdings Inc. Class A	863,456	52,195,915

		141,201,011
ROAD & RAIL — 0.61%
ArcBest Corp.	1,251,537	40,111,761
Heartland Express Inc.[a]	2,408,753	43,333,466
Marten Transport Ltd.	1,889,855	43,088,694
Roadrunner Transportation Systems Inc.[a,b]	1,480,292	3,759,942
Saia Inc.[a,b]	1,246,837	93,699,801

		223,993,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.72%
Advanced Energy Industries Inc.[a,b]	1,914,370	122,328,243
Axcelis Technologies Inc.[a,b]	1,553,377	38,213,074
Brooks Automation Inc.	3,414,198	92,456,482
Cabot Microelectronics Corp.	1,235,282	132,311,055
CEVA Inc.[a,b]	1,069,010	38,698,162
Cohu Inc.	1,370,465	31,260,307
Diodes Inc.[a,b]	1,848,323	56,299,919
DSP Group Inc.[a,b]	1,122,303	13,243,175
FormFactor Inc.[a,b]	3,489,464	47,631,184
Kopin Corp.[a,b]	2,930,959	9,144,592
Kulicke & Soffa Industries Inc.[a,b]	3,402,708	85,101,727
MaxLinear Inc.[a,b]	2,947,574	67,057,308
Nanometrics Inc.[a,b]	1,134,005	30,504,735
PDF Solutions Inc.[a,b]	1,376,841	16,053,966
Photronics Inc.[a,b]	3,349,218	27,631,049
Power Integrations Inc.	1,437,338	98,242,052
Rambus Inc.[a,b]	5,304,922	71,245,102
Rudolph Technologies Inc.[a,b]	1,542,342	42,722,873
Semtech Corp.[b]	3,200,386	124,975,073

Security	Shares	Value
SolarEdge Technologies Inc.[a,b]	1,752,101	$92,160,513
Ultra Clean Holdings Inc.[a,b]	1,870,683	36,010,648
Veeco Instruments Inc.[a,b]	2,346,790	39,895,430
Xperi Corp.	2,379,752	50,331,755

		1,363,518,424
SOFTWARE — 1.81%
8x8 Inc.[a,b]	4,437,773	82,764,466
Agilysys Inc.[a,b]	741,735	8,841,481
Bottomline Technologies de Inc.[a,b]	1,672,437	64,806,934
Ebix Inc.[a]	1,073,344	79,964,128
MicroStrategy Inc. Class Aa,b	455,446	58,747,980
Monotype Imaging Holdings Inc.	2,022,533	45,405,866
Progress Software Corp.	2,250,354	86,526,111
Qualys Inc.[a,b]	1,577,441	114,758,833
Synchronoss Technologies Inc.[a,b]	2,130,287	22,474,528
TiVo Corp.	5,949,792	80,619,682
VASCO Data Security International Inc.[a,b]	1,453,896	18,827,953

		663,737,962
SPECIALTY RETAIL — 4.33%
Abercrombie & Fitch Co. Class A	3,296,605	79,810,807
Asbury Automotive Group Inc.[a,b]	901,776	60,869,880
Ascena Retail Group Inc.[a,b]	8,474,364	17,033,472
Barnes & Noble Education Inc.[a,b]	1,831,832	12,621,322
Barnes & Noble Inc.	2,769,276	13,707,916
Big 5 Sporting Goods Corp.[a]	979,461	7,101,092
Buckle Inc. (The)[a]	1,367,942	30,299,915
Caleres Inc.[a]	2,088,407	70,170,475
Cato Corp. (The) Class A	1,123,621	16,562,174
Chico’s FAS Inc.	6,176,440	55,835,018
Children’s Place Inc. (The)[c]	845,035	114,290,984
DSW Inc. Class A	3,493,168	78,456,553
Express Inc.[a],[b,c]	3,783,400	27,089,144
Finish Line Inc. (The) Class A	1,809,463	24,500,129
Five Below Inc.[a,b]	2,670,771	195,874,345
Francesca’s Holdings Corp.[a],[b,c]	1,820,787	8,739,778
Genesco Inc.[a,b]	960,850	39,010,510
Group 1 Automotive Inc.	959,231	62,676,153
Guess? Inc.	2,862,461	59,367,441
Haverty Furniture Companies Inc.	971,961	19,585,014
Hibbett Sports Inc.[a,b]	914,689	21,906,802
Kirkland’s Inc.[a],[b,c]	833,339	8,075,055
Lithia Motors Inc. Class A	1,167,740	117,381,225
Lumber Liquidators Holdings Inc.[a,b]	1,370,330	32,778,294
MarineMax Inc.[a,b]	1,077,519	20,957,745
Monro Inc.	1,578,696	84,618,106
Rent-A-Center Inc./TXa	2,588,928	22,342,449
RHa,b	918,031	87,469,994
Shoe Carnival Inc.	553,073	13,163,137
Sleep Number Corp.[a,b]	1,875,723	65,931,663
Sonic Automotive Inc. Class A	1,164,813	22,073,206
Tailored Brands Inc.	2,393,770	59,987,876
Tile Shop Holdings Inc.	1,672,355	10,034,130
Vitamin Shoppe Inc.[a,b]	1,168,461	5,082,805
Zumiez Inc.[a,b]	862,953	20,624,577

		1,586,029,186

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2018

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
Cray Inc.[a,b]	1,977,179	$40,927,605
Electronics For Imaging Inc.[a,b]	2,211,960	60,452,867
Super Micro Computer Inc.[a,b]	1,864,687	31,699,679

		133,080,151
TEXTILES, APPAREL & LUXURY GOODS — 1.50%
Crocs Inc.[a,b]	3,338,954	54,258,003
Fossil Group Inc.[a,b]	2,111,266	26,813,078
G-III Apparel Group Ltd.[a,b]	2,031,433	76,544,396
Movado Group Inc.	751,358	28,852,147
Oxford Industries Inc.	821,420	61,245,075
Perry Ellis International Inc.[a,b]	613,746	15,834,647
Steven Madden Ltd.	2,564,419	112,577,994
Unifi Inc.[b]	837,725	30,367,531
Vera Bradley Inc.[a,b]	945,774	10,034,662
Wolverine World Wide Inc.	4,664,233	134,796,334

		551,323,867
THRIFTS & MORTGAGE FINANCE — 1.68%
BofI Holding Inc.[a,b]	2,674,416	108,394,080
Dime Community Bancshares Inc.	1,522,868	28,020,771
HomeStreet Inc.[a,b]	1,321,289	37,854,930
Meta Financial Group Inc.[a]	444,545	48,544,314
NMI Holdings Inc. Class Aa,b	2,831,364	46,859,074
Northfield Bancorp. Inc.	2,266,928	35,386,746
Northwest Bancshares Inc.	5,001,841	82,830,487
Oritani Financial Corp.	1,949,636	29,926,913
Provident Financial Services Inc.	2,966,676	75,917,239
TrustCo Bank Corp. NY	4,753,725	40,168,976
Walker & Dunlop Inc.[a]	1,362,966	80,987,440

		614,890,970
TOBACCO — 0.16%
Universal Corp./VA	1,225,880	59,455,180

		59,455,180
TRADING COMPANIES & DISTRIBUTORS — 0.74%
Applied Industrial Technologies Inc.	1,866,229	136,048,094
DXP Enterprises Inc./TXa,b	778,237	30,312,331
Kaman Corp.	1,341,399	83,327,706
Veritiv Corp.[a,b]	537,019	21,051,145

		270,739,276
WATER UTILITIES — 0.50%
American States Water Co.	1,786,431	94,788,029
California Water Service Group	2,335,253	86,988,174

		181,776,203

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Spok Holdings Inc.	971,390	$14,522,281

		14,522,281

TOTAL COMMON STOCKS
(Cost: $31,747,238,238)		36,509,516,996

SHORT-TERM INVESTMENTS — 9.05%

MONEY MARKET FUNDS — 9.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%c,[e,f]	3,270,786,552	3,270,786,552
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,e]	45,183,092	45,183,092

		3,315,969,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,316,167,169)		3,315,969,644

TOTAL INVESTMENTS IN SECURITIES — 108.70%
(Cost: $35,063,405,407)		39,825,486,640
Other Assets, Less Liabilities — (8.70)%		(3,189,098,797)

NET ASSETS — 100.00%		$36,636,387,843

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.65%
AAR Corp.	16,258	$717,140
Aerojet Rocketdyne Holdings Inc.[a]	34,716	971,007
Aerovironment Inc.[a,b]	8,841	402,354
Air Industries Group[a,b]	4,113	6,334
Arconic Inc.	193,723	4,463,378
Arotech Corp.[a,b]	9,236	28,170
Astronics Corp.[a]	9,255	345,212
Astrotech Corp.[a]	1,452	3,848
Axon Enterprise Inc.[a]	25,077	985,777
Boeing Co. (The)	261,451	85,724,554
BWX Technologies Inc.	47,485	3,016,722
CPI Aerostructures Inc.[a]	3,976	38,766
Cubic Corp.	9,267	589,381
Curtiss-Wright Corp.	21,122	2,852,949
Ducommun Inc.[a]	4,443	134,978
Engility Holdings Inc.[a]	8,387	204,643
Esterline Technologies Corp.[a]	13,196	965,287
General Dynamics Corp.	130,598	28,849,098
Harris Corp.	56,570	9,123,610
HEICO Corp.[b]	14,403	1,250,324
HEICO Corp. Class A	30,592	2,170,502
Hexcel Corp.	42,917	2,772,009
Huntington Ingalls Industries Inc.	21,526	5,548,542
Innovative Solutions & Support Inc.[a]	7,908	27,915
KeyW Holding Corp. (The)[a,b]	17,910	140,773
KLX Inc.[a]	25,438	1,807,624
Kratos Defense & Security Solutions Inc.[a,b]	33,677	346,536
L3 Technologies Inc.	35,379	7,358,832
Lockheed Martin Corp.	115,975	39,191,432
Mercury Systems Inc.[a]	32,922	1,590,791
Micronet Enertec Technologies Inc.[a]	4,202	5,337
Moog Inc. Class Aa	16,287	1,342,212
National Presto Industries Inc.	3,394	318,188
Northrop Grumman Corp.	81,640	28,502,157
Orbital ATK Inc.	26,258	3,482,073
Raytheon Co.	137,134	29,596,260
Rockwell Collins Inc.	75,344	10,160,138
SIFCO Industries Inc.[a]	614	3,390
Sparton Corp.[a]	4,185	72,861
Spirit AeroSystems Holdings Inc. Class A	57,137	4,782,367
Tel-Instrument Electronics Corp.[a]	226	542
Teledyne Technologies Inc.[a]	16,638	3,114,134
Textron Inc.	131,044	7,727,665
TransDigm Group Inc.	22,739	6,979,509
Triumph Group Inc.[b]	26,341	663,793
United Technologies Corp.	347,917	43,774,917
Vectrus Inc.[a]	4,460	166,090
Wesco Aircraft Holdings Inc.[a,b]	33,277	341,089

		342,661,210
AIR FREIGHT & LOGISTICS — 0.62%
Air T Inc.[a]	253	6,325
Air Transport Services Group Inc.[a]	17,202	401,151
Atlas Air Worldwide Holdings Inc.[a]	12,344	746,195

Security	Shares	Value
CH Robinson Worldwide Inc.	68,467	$6,416,042
Echo Global Logistics Inc.[a]	12,249	338,072
Expeditors International of Washington Inc.	80,769	5,112,678
FedEx Corp.	115,156	27,650,107
Forward Air Corp.	13,493	713,240
Hub Group Inc. Class Aa	16,582	693,957
Radiant Logistics Inc.[a,b]	13,711	53,062
United Parcel Service Inc. Class B	325,196	34,035,013
XPO Logistics Inc.[a,b]	46,090	4,692,423

		80,858,265
AIRLINES — 0.47%
Alaska Air Group Inc.	59,711	3,699,694
Allegiant Travel Co.	7,990	1,378,674
American Airlines Group Inc.	197,923	10,284,079
Delta Air Lines Inc.	298,301	16,349,878
Hawaiian Holdings Inc.	25,839	999,969
JetBlue Airways Corp.[a]	154,506	3,139,562
SkyWest Inc.	26,177	1,424,029
Southwest Airlines Co.	255,695	14,646,210
Spirit Airlines Inc.[a,b]	33,018	1,247,420
United Continental Holdings Inc.[a]	113,399	7,877,828

		61,047,343
AUTO COMPONENTS — 0.41%
Adient PLC	42,683	2,550,736
American Axle & Manufacturing Holdings Inc.[a]	28,727	437,225
Aptiv PLC	124,889	10,611,818
Autoliv Inc.	39,201	5,720,994
BorgWarner Inc.	92,835	4,663,102
CDTi Advanced Materials Inc.[a,b]	3,412	3,326
Cooper Tire & Rubber Co.	25,571	749,230
Cooper-Standard Holdings Inc.[a]	9,534	1,170,871
Dana Inc.	80,120	2,063,891
Delphi Technologies PLC	41,923	1,997,631
Dorman Products Inc.[a]	17,481	1,157,417
Fox Factory Holding Corp.[a]	20,951	731,190
Gentex Corp.	135,604	3,121,604
Gentherm Inc.[a]	24,589	834,797
Goodyear Tire & Rubber Co. (The)	110,794	2,944,905
Horizon Global Corp.[a,b]	22,657	186,694
LCI Industries	12,402	1,291,668
Lear Corp.	30,513	5,678,164
Modine Manufacturing Co.[a]	33,208	702,349
Motorcar Parts of America Inc.[a,b]	15,948	341,766
Shiloh Industries Inc.[a,b]	4,382	38,123
Standard Motor Products Inc.	16,908	804,314
Stoneridge Inc.[a]	12,621	348,340
Strattec Security Corp.	10,047	365,209
Superior Industries International Inc.	33,136	440,709
Sypris Solutions Inc.[a]	8,661	14,117
Tenneco Inc.	25,461	1,397,045
Tower International Inc.	20,287	562,964
Unique Fabricating Inc.[b]	714	6,026

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
UQM Technologies Inc.[a]	20,648	$26,636
Visteon Corp.[a]	15,305	1,687,223
VOXX International Corp.[a]	8,288	41,026
Workhorse Group Inc.[a,b]	8,324	21,975

		52,713,085
AUTOMOBILES — 0.50%
Ford Motor Co.	1,788,865	19,820,624
General Motors Co.	588,885	21,400,081
Harley-Davidson Inc.	79,673	3,416,378
Tesla Inc.[a,b]	62,388	16,603,318
Thor Industries Inc.	21,492	2,475,234
Winnebago Industries Inc.	13,950	524,520

		64,240,155
BANKS — 6.61%
1st Constitution Bancorp.	3,607	77,911
1st Source Corp.	7,942	402,024
Access National Corp.	7,785	222,106
ACNB Corp.	3,601	105,329
Allegiance Bancshares Inc.[a,b]	693	27,131
American National Bankshares Inc.	4,120	154,912
American River Bankshares	3,670	56,922
Ameris Bancorp.	24,343	1,287,745
AmeriServ Financial Inc.	8,365	33,460
Ames National Corp.	4,314	118,635
Anchor Bancorp. Inc./WAa	622	15,239
Arrow Financial Corp.	5,245	178,068
Associated Banc-Corp.	77,757	1,932,261
Atlantic Capital Bancshares Inc.[a]	3,980	72,038
Auburn National BanCorp. Inc.	595	22,765
Banc of California Inc.	24,779	478,235
BancFirst Corp.	8,172	433,933
Bancorp. Inc. (The)[a,b]	16,907	182,596
Bancorp. of New Jersey Inc.	3,585	59,690
BancorpSouth Bank	39,056	1,241,981
Bank of America Corp.	4,529,562	135,841,564
Bank of Commerce Holdings	4,966	57,854
Bank of Hawaii Corp.	20,689	1,719,256
Bank of Marin Bancorp.	3,479	239,877
Bank of South Carolina Corp.	873	17,635
Bank of the James Financial Group Inc.	775	11,672
Bank of the Ozarks Inc.	63,779	3,078,612
BankUnited Inc.	60,019	2,399,560
Bankwell Financial Group Inc.	3,561	114,949
Banner Corp.	15,776	875,410
Bar Harbor Bankshares	7,832	217,103
Bay Bancorp. Inc.[a]	4,465	60,054
BB&T Corp.	378,013	19,671,797
BCB Bancorp. Inc.	4,337	67,874
Berkshire Hills Bancorp. Inc.	13,526	513,312
Blue Hills Bancorp. Inc.	12,826	267,422
BOK Financial Corp.	8,862	877,249
Boston Private Financial Holdings Inc.	38,471	578,989
Bridge Bancorp. Inc.	4,362	146,345
Brookline Bancorp. Inc.	30,868	500,062
Bryn Mawr Bank Corp.	8,807	387,068

Security	Shares	Value
C&F Financial Corp.	704	$37,030
Camden National Corp.	4,842	215,469
Capital City Bank Group Inc.	4,474	110,732
Carolina Financial Corp.	10,257	402,895
Carolina Trust Bancshares Inc.[a]	3,497	31,578
Cathay General Bancorp.	34,296	1,371,154
CB Financial Services Inc.	829	25,409
CenterState Bank Corp.	36,194	960,227
Central Pacific Financial Corp.	9,084	258,531
Central Valley Community Bancorp.	4,267	83,463
Century Bancorp. Inc./MA Class A NVS	635	50,419
Chemical Financial Corp.	30,872	1,688,081
Chemung Financial Corp.	774	35,968
CIT Group Inc.	68,078	3,506,017
Citigroup Inc.	1,216,356	82,104,030
Citizens & Northern Corp.	4,932	113,880
Citizens Financial Group Inc.	244,233	10,252,901
Citizens First Corp.	289	7,133
Citizens Holding Co.	828	18,133
City Holding Co.	7,831	536,893
Civista Bancshares Inc.	3,654	83,530
CNB Financial Corp./PA	5,065	147,341
CoBiz Financial Inc.	17,059	334,356
Codorus Valley Bancorp. Inc.	3,897	109,584
Colony Bankcorp Inc.[b]	3,614	58,547
Columbia Banking System Inc.	31,725	1,330,864
Comerica Inc.	87,313	8,375,936
Commerce Bancshares Inc./MO	48,397	2,899,464
Community Bank System Inc.	22,458	1,202,850
Community Bankers Trust Corp.[a,b]	9,466	85,194
Community Financial Corp. (The)	880	32,754
Community Trust Bancorp. Inc.	8,281	374,301
Community West Bancshares	3,620	40,544
ConnectOne Bancorp. Inc.	12,832	369,562
County Bancorp. Inc.	862	25,179
Cullen/Frost Bankers Inc.	29,211	3,098,411
Customers Bancorp. Inc.[a]	12,599	367,261
CVB Financial Corp.	46,898	1,061,771
DNB Financial Corp.	618	22,032
Eagle Bancorp. Inc.[a]	13,281	794,868
Eagle Bancorp. Montana Inc.	850	17,638
East West Bancorp. Inc.	67,777	4,238,774
Emclaire Financial Corp.	214	7,062
Enterprise Bancorp. Inc./MA	3,723	131,385
Enterprise Financial Services Corp.	8,736	409,718
Equity Bancshares Inc. Class Aa	302	11,826
Evans Bancorp. Inc.	793	35,883
F.N.B. Corp.	176,641	2,375,821
Farmers Capital Bank Corp.	13	519
Farmers National Banc Corp.	8,424	116,672
Fauquier Bankshares Inc.	831	17,401
FCB Financial Holdings Inc. Class Aa	25,492	1,302,641
Fidelity Southern Corp.	9,158	211,275
Fifth Third Bancorp.	355,455	11,285,696
Financial Institutions Inc.	5,122	151,611
First Bancorp. Inc./ME	4,384	122,664
First BanCorp./Puerto Rico[a]	93,305	561,696

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
First Bancorp./Southern Pines NC	9,768	$348,229
First Bancshares Inc. (The)	3,445	111,101
First Bank/Hamilton NJb	4,042	58,205
First Busey Corp.	19,638	583,641
First Business Financial Services Inc.	4,128	103,860
First Citizens BancShares Inc./NC Class A	4,218	1,743,046
First Commonwealth Financial Corp.	39,436	557,231
First Community Bancshares Inc./VA	7,911	236,143
First Community Corp./SC	3,649	83,562
First Connecticut Bancorp. Inc./Farmington CT	7,682	196,659
First Financial Bancorp.	29,169	856,110
First Financial Bankshares Inc.	30,329	1,404,233
First Financial Corp./IN	4,595	191,152
First Financial Northwest Inc.	4,378	73,332
First Foundation Inc.[a]	11,663	216,232
First Hawaiian Inc.	25,811	718,320
First Horizon National Corp.	148,264	2,791,811
First Internet Bancorp.	843	31,191
First Interstate BancSystem Inc. Class A	9,996	395,342
First Merchants Corp.	17,822	743,177
First Mid-Illinois Bancshares Inc.	279	10,170
First Midwest Bancorp. Inc.	37,965	933,559
First Northwest Bancorp.[a]	5,053	85,345
First of Long Island Corp. (The)	11,856	325,447
First Republic Bank/CA	72,747	6,737,100
First Savings Financial Group Inc.[b]	214	14,969
First U.S. Bancshares Inc.[b]	3,538	40,475
First United Corp.[a]	3,770	72,384
Flushing Financial Corp.	12,741	343,497
Franklin Financial Network Inc.[a]	7,962	259,561
Fulton Financial Corp.	78,055	1,385,476
German American Bancorp. Inc.	8,370	279,140
Glacier Bancorp. Inc.	34,826	1,336,622
Glen Burnie Bancorp.	598	7,146
Great Southern Bancorp. Inc.	4,331	216,333
Great Western Bancorp. Inc.	26,388	1,062,645
Green Bancorp. Inc.[a]	12,048	268,068
Guaranty Bancorp.	7,866	223,001
Hancock Holding Co.	38,442	1,987,451
Hanmi Financial Corp.	13,645	419,584
HarborOne Bancorp Inc.[a,b]	17,805	314,436
Hawthorn Bancshares Inc.	3,486	71,289
Heartland Financial USA Inc.	14,875	789,119
Heritage Commerce Corp.	8,873	146,227
Heritage Financial Corp./WA	13,127	401,686
Hilltop Holdings Inc.	35,080	822,977
Home BancShares Inc./AR	72,994	1,664,993
HomeTrust Bancshares Inc.[a]	8,268	215,381
Hope Bancorp Inc.	59,527	1,082,796
Horizon Bancorp./IN	8,115	243,531
Howard Bancorp. Inc.[a]	701	13,880
Huntington Bancshares Inc./OH	518,856	7,834,726
IBERIABANK Corp.	22,203	1,731,834
Independent Bank Corp./MI	9,382	214,848
Independent Bank Corp./Rockland MA	12,597	901,315
Independent Bank Group Inc.	10,010	707,707
International Bancshares Corp.	25,629	996,968
Investar Holding Corp.	3,650	94,353
Investors Bancorp. Inc.	142,789	1,947,642
JPMorgan Chase & Co.	1,620,986	178,259,830

Security	Shares	Value
KeyCorp	528,095	$10,324,257
Lakeland Bancorp. Inc.	17,822	353,767
Lakeland Financial Corp.	12,441	575,147
Landmark Bancorp. Inc./Manhattan KS	709	20,561
LCNB Corp.	4,174	79,306
LegacyTexas Financial Group Inc.	19,192	821,801
Live Oak Bancshares Inc.[b]	9,526	264,823
M&T Bank Corp.	73,224	13,499,577
Macatawa Bank Corp.	12,610	129,505
Mackinac Financial Corp.	764	12,346
MainSource Financial Group Inc.	9,367	380,769
MB Financial Inc.	42,210	1,708,661
MBT Financial Corp.	9,249	99,427
Melrose Bancorp. Inc.	628	12,497
Mercantile Bank Corp.	7,978	265,269
Mid Penn Bancorp. Inc.	790	25,280
Middlefield Banc Corp.	269	13,208
MidSouth Bancorp. Inc.	4,361	55,167
MidWestOne Financial Group Inc.	3,986	132,694
MutualFirst Financial Inc.	3,618	131,153
National Bank Holdings Corp. Class A	13,143	437,005
National Bankshares Inc.[b]	3,989	179,704
National Commerce Corp.[a]	605	26,348
NBT Bancorp. Inc.	20,648	732,591
Nicolet Bankshares Inc.[a,b]	3,963	218,242
Northrim BanCorp. Inc.	3,621	125,106
Norwood Financial Corp.[b]	1,117	33,611
Oak Valley Bancorp.	3,590	79,016
OFG Bancorp.	20,724	216,566
Ohio Valley Banc Corp.	781	32,685
Old Line Bancshares Inc.	4,090	134,970
Old National Bancorp./IN	63,599	1,074,823
Old Point Financial Corp.	766	20,207
Old Second Bancorp. Inc.	13,075	181,743
Opus Bank	9,043	253,204
Orrstown Financial Services Inc.	3,988	96,310
Pacific Mercantile Bancorp.[a,b]	5,040	48,132
Pacific Premier Bancorp. Inc.[a]	21,589	867,878
PacWest Bancorp.	63,591	3,149,662
Park National Corp.	5,032	522,120
Parke Bancorp. Inc.	3,755	78,104
Patriot National Bancorp Inc.	59	1,109
Peapack Gladstone Financial Corp.	5,164	172,426
Penns Woods Bancorp. Inc.	3,390	143,431
People’s United Financial Inc.	172,581	3,220,361
People’s Utah Bancorp.	594	19,186
Peoples Bancorp. Inc./OH	8,565	303,629
Peoples Bancorp. of North Carolina Inc.	893	27,433
Peoples Financial Services Corp.	3,639	166,120
Pinnacle Financial Partners Inc.	37,513	2,408,335
Plumas Bancorp.	3,427	85,161
PNC Financial Services Group Inc. (The)[c]	228,036	34,488,165
Popular Inc.	50,694	2,109,884
Porter Bancorp Inc.[a]	457	6,261
Preferred Bank/Los Angeles CA	4,959	318,368
Premier Financial Bancorp. Inc.	3,794	70,606
Prosperity Bancshares Inc.	34,603	2,513,216

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
QCR Holdings Inc.	4,867	$218,285
Regions Financial Corp.	575,431	10,691,508
Renasant Corp.	17,303	736,416
Republic Bancorp. Inc./KY Class A	4,191	160,515
Republic First Bancorp. Inc.[a]	16,340	142,158
S&T Bancorp. Inc.	16,946	676,823
Salisbury Bancorp. Inc.	207	9,315
Sandy Spring Bancorp. Inc.	15,783	611,749
SB Financial Group Inc.	865	15,916
Seacoast Banking Corp. of Florida[a,b]	27,896	738,407
Select Bancorp. Inc.[a]	4,183	55,885
ServisFirst Bancshares Inc.	20,333	829,993
Shore Bancshares Inc.	5,105	96,280
Sierra Bancorp.	4,515	120,280
Signature Bank/New York NYa	25,324	3,594,742
Simmons First National Corp. Class A	33,139	942,805
SmartFinancial Inc.[a,b]	3,724	87,737
Sound Financial Bancorp. Inc.	260	9,529
South State Corp.	15,282	1,303,555
Southern First Bancshares Inc.[a,b]	3,536	157,352
Southern National Bancorp. of Virginia Inc.	8,113	128,510
Southside Bancshares Inc.	11,300	392,562
Southwest Georgia Financial Corp.	281	5,873
State Bank Financial Corp.	16,899	507,139
Sterling Bancorp./DE	113,305	2,555,028
Stewardship Financial Corp.	3,586	40,163
Stock Yards Bancorp. Inc.	8,983	315,303
Summit Financial Group Inc.	4,258	106,493
Summit State Bank	868	11,631
SunTrust Banks Inc.	231,341	15,740,442
Sussex Bancorp.	754	22,922
SVB Financial Group[a,b]	24,904	5,977,209
Synovus Financial Corp.	59,243	2,958,595
TCF Financial Corp.	77,986	1,778,861
Texas Capital Bancshares Inc.[a]	26,784	2,407,882
Tompkins Financial Corp.	4,949	374,936
TowneBank/Portsmouth VA	29,477	843,042
TriCo Bancshares	8,729	324,893
TriState Capital Holdings Inc.[a,b]	9,209	214,109
Triumph Bancorp. Inc.[a]	7,845	323,214
Trustmark Corp.	26,674	831,162
Two River Bancorp.	4,088	73,788
U.S. Bancorp.	754,001	38,077,050
UMB Financial Corp.	20,652	1,494,998
Umpqua Holdings Corp.	102,527	2,195,103
Union Bankshares Corp.	24,787	909,931
Union Bankshares Inc./Morrisville VTb	808	41,046
United Bancorp. Inc./OH	3,443	43,382
United Bancshares Inc./OH	679	14,666
United Bankshares Inc./WV	54,606	1,924,861
United Community Banks Inc./GA	33,663	1,065,434
United Security Bancshares/Fresno CA	5,109	54,922
Unity Bancorp. Inc.	3,598	79,156
Univest Corp. of Pennsylvania	8,621	238,802
Valley National Bancorp.	123,748	1,541,900
Veritex Holdings Inc.[a]	9,586	265,245
Village Bank and Trust Financial Corp.[a]	113	3,644
Washington Trust Bancorp. Inc.	7,707	414,251
Webster Financial Corp.	42,588	2,359,375
Wellesley Bank[b]	267	8,210

Security	Shares	Value
Wells Fargo & Co.	2,077,487	$108,881,094
WesBanco Inc.	17,852	755,140
West Bancorp. Inc.	7,934	203,110
Westamerica Bancorp.	12,467	724,083
Western Alliance Bancorp.[a,b]	42,618	2,476,532
Wintrust Financial Corp.	24,897	2,142,387
Zions BanCorp.	94,185	4,966,375

		855,755,944
BEVERAGES — 1.62%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	4,305	813,860
Brown-Forman Corp. Class A	26,500	1,413,245
Brown-Forman Corp. Class B NVS	129,449	7,042,026
Castle Brands Inc.[a,b]	38,449	47,677
Coca-Cola Bottling Co. Consolidated	1,870	322,893
Coca-Cola Co. (The)	1,822,936	79,170,110
Constellation Brands Inc. Class A	80,467	18,340,039
Craft Brew Alliance Inc.[a,b]	4,334	80,612
Dr Pepper Snapple Group Inc.	85,070	10,070,587
MGP Ingredients Inc.[b]	8,855	793,319
Molson Coors Brewing Co. Class B	86,366	6,505,951
Monster Beverage Corp.[a]	194,644	11,135,583
National Beverage Corp.	6,666	593,407
PepsiCo Inc.	669,613	73,088,259
Primo Water Corp.[a,b]	9,321	109,149
Reed’s Inc.[a,b]	4,453	7,570
Truett-Hurst Inc.[a]	708	1,310
Willamette Valley Vineyards Inc.[a]	794	6,241

		209,541,838
BIOTECHNOLOGY — 2.98%
AbbVie Inc.	759,083	71,847,206
Abeona Therapeutics Inc.[a,b]	12,249	175,773
ACADIA Pharmaceuticals Inc.[a,b]	43,013	966,502
Acceleron Pharma Inc.[a]	16,424	642,178
Achaogen Inc.[a,b]	16,040	207,718
Achieve Life Sciences Inc.[a,b]	18,355	23,311
Achillion Pharmaceuticals Inc.[a]	55,034	204,176
Acorda Therapeutics Inc.[a]	21,539	509,397
Actinium Pharmaceuticals Inc.[a]	17,090	6,240
Adamas Pharmaceuticals Inc.[a,b]	16,688	398,843
ADMA Biologics Inc.[a]	684	3,146
Aduro Biotech Inc.[a]	11,943	111,070
Advaxis Inc.[a]	12,904	21,808
Adverum Biotechnologies Inc.[a]	8,417	48,819
Aeglea BioTherapeutics Inc.[a]	4,610	45,731
Aevi Genomic Medicine Inc.[a]	12,265	24,653
Agenus Inc.[a,b]	33,537	157,959
Agios Pharmaceuticals Inc.[a,b]	21,036	1,720,324
Aimmune Therapeutics Inc.[a,b]	18,713	595,635
Akebia Therapeutics Inc.[a,b]	13,620	129,799
Albireo Pharma Inc.[a]	17	554
Alder Biopharmaceuticals Inc.[a,b]	20,823	264,452
Aldeyra Therapeutics Inc.[a]	3,592	26,940

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Alexion Pharmaceuticals Inc.[a]	106,952	$11,920,870
Alkermes PLC[a,b]	81,082	4,699,513
Alnylam Pharmaceuticals Inc.[a]	38,363	4,569,033
Alpine Immune Sciences Inc.[a]	718	5,744
Altimmune Inc.[a,b]	3,068	3,559
AMAG Pharmaceuticals Inc.[a,b]	17,612	354,882
Amgen Inc.	317,081	54,055,969
Amicus Therapeutics Inc.[a,b]	77,380	1,163,795
AmpliPhi Biosciences Corp.[a]	77	84
AnaptysBio Inc.[a]	6,916	719,817
Anavex Life Sciences Corp.[a,b]	13,656	37,691
Anthera Pharmaceuticals Inc.[a,b]	1,517	484
Applied Genetic Technologies Corp./DEa	4,551	17,521
Aptevo Therapeutics Inc.[a]	8,037	26,281
AquaBounty Technologies Inc.[a]	234	690
Aquinox Pharmaceuticals Inc.[a]	4,337	61,065
ARCA biopharma Inc.[a]	865	432
Ardelyx Inc.[a]	8,424	42,541
Arena Pharmaceuticals Inc.[a]	22,290	880,455
Argos Therapeutics Inc.[a,b]	378	340
ArQule Inc.[a]	26,552	76,470
Array BioPharma Inc.[a]	94,058	1,535,027
Arrowhead Pharmaceuticals Inc.[a]	26,513	191,159
Asterias Biotherapeutics Inc.[a,b]	4,874	7,067
Atara Biotherapeutics Inc.[a]	18,880	736,320
Athersys Inc.[a,b]	38,752	70,916
aTyr Pharma Inc.[a]	3,577	9,479
Audentes Therapeutics Inc.[a]	13,954	419,318
AVEO Pharmaceuticals Inc.[a]	29,117	84,439
Avexis Inc.[a]	16,396	2,026,218
Avid Bioservices Inc.[a]	13,241	38,664
Bellicum Pharmaceuticals Inc.[a,b]	4,078	26,752
Biocept Inc.[a,b]	52,456	15,474
BioCryst Pharmaceuticals Inc.[a,b]	38,046	181,479
Biogen Inc.[a]	100,979	27,650,070
BioMarin Pharmaceutical Inc.[a]	83,016	6,730,107
BioSpecifics Technologies Corp.[a]	3,424	151,820
BioTime Inc.[a]	29,174	78,478
Bluebird Bio Inc.[a,b]	23,737	4,053,093
Blueprint Medicines Corp.[a]	19,560	1,793,652
BrainStorm Cell Therapeutics Inc.[a,b]	8,657	27,270
Caladrius Biosciences Inc.[a]	3,361	19,628
Calithera Biosciences Inc.[a]	4,887	30,788
Cancer Genetics Inc.[a,b]	5,077	8,377
Capricor Therapeutics Inc.[a,b]	4,119	5,602
Cara Therapeutics Inc.[a,b]	8,338	103,224
CareDx Inc.[a]	3,990	31,800
CASI Pharmaceuticals Inc.[a]	12,721	53,047
Catabasis Pharmaceuticals Inc.[a]	3,519	6,369
Catalyst Biosciences Inc.[a]	45	1,161
Catalyst Pharmaceuticals Inc.[a]	102,385	244,700
CEL-SCI Corp.[a,b]	2,731	3,851
Celgene Corp.[a]	356,699	31,821,118
Celldex Therapeutics Inc.[a,b]	47,122	109,794
Cellectar Biosciences Inc.[a,b]	597	678
Cellular Biomedicine Group Inc.[a]	4,120	72,306
Celsion Corp.[a]	461	1,033
ChemoCentryx Inc.[a,b]	9,251	125,814
Chiasma Inc.[a]	3,674	5,511
Chimerix Inc.[a,b]	35,231	183,201

Security	Shares	Value
Cidara Therapeutics Inc.[a,b]	3,439	$13,756
Cleveland BioLabs Inc.[a,b]	741	2,238
Clovis Oncology Inc.[a]	21,299	1,124,587
Coherus Biosciences Inc.[a,b]	13,171	145,540
Conatus Pharmaceuticals Inc.[a]	7,726	45,352
Concert Pharmaceuticals Inc.[a]	7,769	177,910
Corbus Pharmaceuticals Holdings Inc.[a,b]	16,234	99,027
Corvus Pharmaceuticals Inc.[a]	901	10,388
CTI BioPharma Corp.[a]	8,742	34,094
Curis Inc.[a,b]	51,227	33,467
Cyclacel Pharmaceuticals Inc.[a,b]	796	1,075
Cytokinetics Inc.[a]	21,510	154,872
CytomX Therapeutics Inc.[a]	18,827	535,628
Cytori Therapeutics Inc.[a,b]	4,724	1,353
CytRx Corp.[a,b]	4,322	6,872
Dicerna Pharmaceuticals Inc.[a]	5,118	48,928
Dyax Corp.[a,d]	19,917	45,610
Dynavax Technologies Corp.[a,b]	25,075	497,739
Eagle Pharmaceuticals Inc./DEa,b	3,600	189,684
Edge Therapeutics Inc.[a,b]	4,064	4,795
Editas Medicine Inc.[a,b]	23,277	771,633
Eiger BioPharmaceuticals Inc.[a]	248	2,443
Eleven Biotherapeutics Inc.[a]	4,200	4,410
Emergent BioSolutions Inc.[a]	19,932	1,049,420
Enanta Pharmaceuticals Inc.[a]	10,054	813,469
Epizyme Inc.[a,b]	18,044	320,281
Esperion Therapeutics Inc.[a,b]	9,045	654,225
Exact Sciences Corp.[a,b]	54,261	2,188,346
Exelixis Inc.[a]	131,383	2,910,133
EyePoint Pharmaceuticals Inc. NVS[a]	13,517	16,491
Fate Therapeutics Inc.[a,b]	18,853	184,005
Fibrocell Science Inc.[a]	2,773	1,636
FibroGen Inc.[a]	32,639	1,507,922
Five Prime Therapeutics Inc.[a]	12,558	215,746
Flexion Therapeutics Inc.[a,b]	14,641	328,105
Fortress Biotech Inc.[a]	47,292	215,179
Foundation Medicine Inc.[a,b]	9,421	741,904
Galectin Therapeutics Inc.[a]	13,606	64,492
Genocea Biosciences Inc.[a,b]	8,776	9,215
Genomic Health Inc.[a]	8,417	263,368
GenVec Inc.[d]	437	—
Geron Corp.[a,b]	72,620	308,635
Gilead Sciences Inc.	621,348	46,843,426
Global Blood Therapeutics Inc.[a,b]	21,214	1,024,636
GlycoMimetics Inc.[a]	8,306	134,806
GTx Inc.[a]	3,115	55,291
Halozyme Therapeutics Inc.[a]	52,193	1,022,461
Heat Biologics Inc.[a,b]	407	663
Hemispherx Biopharma Inc.[a,b]	12,409	4,902
Heron Therapeutics Inc.[a]	22,360	617,136
Histogenics Corp.[a]	4,324	11,891
iBio Inc.[a,b]	38,497	8,315
Idera Pharmaceuticals Inc.[a]	46,433	85,437
Immucell Corp.[a]	736	5,152
Immune Design Corp.[a,b]	4,074	13,444
Immune Pharmaceuticals Inc.[a,b]	568	199
ImmunoCellular Therapeutics Ltd.[a]	672	168

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
ImmunoGen Inc.[a]	38,869	$408,902
Immunomedics Inc.[a,b]	49,736	726,643
Incyte Corp.[a]	82,730	6,893,891
Infinity Pharmaceuticals Inc.[a]	20,757	43,590
Inovio Pharmaceuticals Inc.[a,b]	30,306	142,741
Insmed Inc.[a,b]	34,730	782,120
Insys Therapeutics Inc.[a,b]	20,846	125,910
Intellia Therapeutics Inc.[a]	10,047	211,891
Intercept Pharmaceuticals Inc.[a,b]	8,361	514,369
Intrexon Corp.[a,b]	50,250	770,332
Invitae Corp.[a,b]	15,877	74,463
Ionis Pharmaceuticals Inc.[a,b]	61,444	2,708,451
Iovance Biotherapeutics Inc.[a,b]	31,508	532,485
Ironwood Pharmaceuticals Inc.[a,b]	73,980	1,141,511
IsoRay Inc.[a]	29,339	12,340
ITUS Corp.[a,b]	4,820	18,509
KalVista Pharmaceuticals Inc.[a]	4,109	38,953
Karyopharm Therapeutics Inc.[a]	8,847	118,727
Keryx Biopharmaceuticals Inc.[a,b]	50,610	206,995
Kindred Biosciences Inc.[a]	7,742	66,968
Kura Oncology Inc.[a]	3,673	68,869
La Jolla Pharmaceutical Co.[a,b]	5,100	151,878
Lexicon Pharmaceuticals Inc.[a,b]	65,079	557,727
Ligand Pharmaceuticals Inc.[a]	14,249	2,353,365
Loxo Oncology Inc.[a,b]	12,057	1,391,016
MacroGenics Inc.[a]	13,352	335,936
Madrigal Pharmaceuticals Inc.[a,b]	3,800	443,802
MannKind Corp.[a,b]	29,927	68,234
MediciNova Inc.[a,b]	12,668	129,467
MEI Pharma Inc.[a]	12,896	26,695
Merrimack Pharmaceuticals Inc.	5,131	41,305
MiMedx Group Inc.[a,b]	46,324	322,878
Minerva Neurosciences Inc.[a,b]	7,874	49,212
Miragen Therapeutics Inc.[a]	119	834
Mirati Therapeutics Inc.[a]	12,093	371,255
Molecular Templates Inc.[a]	2,962	23,696
Momenta Pharmaceuticals Inc.[a]	29,313	532,031
Myriad Genetics Inc.[a]	30,781	909,578
NanoViricides Inc.[a,b]	20,642	16,978
NantKwest Inc.[a,b]	13,407	52,153
Natera Inc.[a,b]	4,480	41,530
Navidea Biopharmaceuticals Inc.[a]	64,536	23,233
Neuralstem Inc.[a,b]	1,940	3,201
Neurocrine Biosciences Inc.[a,b]	42,176	3,497,656
NewLink Genetics Corp.[a,b]	12,030	87,217
Novavax Inc.[a]	180,688	379,445
Ohr Pharmaceutical Inc.[a]	12,188	2,680
Oncocyte Corp.[a,b]	693	1,455
OncoMed Pharmaceuticals Inc.[a]	5,033	16,005
Onconova Therapeutics Inc.[a]	460	384
Oncosec Medical Inc.[a,b]	8,474	15,931
OpGen Inc.[a]	25	42
Ophthotech Corp.[a]	13,113	35,930
OPKO Health Inc.[a,b]	216,290	685,639
Oragenics Inc.[a,b]	854	1,486
Organovo Holdings Inc.[a,b]	39,261	40,439
Otonomy Inc.[a]	9,219	38,720
OvaScience Inc.[a]	16,576	13,443
Palatin Technologies Inc.[a]	26,407	28,784
Pfenex Inc.[a]	7,944	47,664

Security	Shares	Value
PolarityTE Inc.[a,b]	297	$5,385
Portola Pharmaceuticals Inc.[a]	29,304	957,069
Progenics Pharmaceuticals Inc.[a]	33,419	249,306
Proteon Therapeutics Inc.[a]	3,668	9,170
Proteostasis Therapeutics Inc.[a]	3,445	16,364
Prothena Corp. PLC[a]	16,612	609,826
PTC Therapeutics Inc.[a,b]	16,443	444,948
Puma Biotechnology Inc.[a,b]	16,708	1,136,979
Radius Health Inc.[a]	26,961	968,978
Recro Pharma Inc.[a]	884	9,733
Regeneron Pharmaceuticals Inc.[a]	36,858	12,692,421
REGENXBIO Inc.[a]	9,286	277,187
Regulus Therapeutics Inc.[a]	12,633	9,064
Repligen Corp.[a]	27,657	1,000,630
Retrophin Inc.[a,b]	13,529	302,508
Rexahn Pharmaceuticals Inc.[a,b]	9,516	14,369
Rigel Pharmaceuticals Inc.[a,b]	64,048	226,730
Riot Blockchain Inc.[b]	3,960	26,215
Rocket Pharmaceuticals Inc.[a,b]	1,847	34,631
RXi Pharmaceuticals Corp.[a,b]	403	1,298
Sage Therapeutics Inc.[a]	21,286	3,428,536
Sangamo Therapeutics Inc.[a,b]	38,378	729,182
Sarepta Therapeutics Inc.[a,b]	26,712	1,979,092
Savara Inc.[a,b]	873	8,032
Seattle Genetics Inc.[a,b]	51,941	2,718,592
SELLAS Life Sciences Group Inc.[a]	133	459
Seres Therapeutics Inc.[a,b]	20,488	150,382
Soleno Therapeutics Inc.[a]	600	1,086
Sorrento Therapeutics Inc.[a,b]	12,091	62,269
Spark Therapeutics Inc.[a,b]	12,470	830,377
Spectrum Pharmaceuticals Inc.[a]	51,865	834,508
Stemline Therapeutics Inc.[a,b]	7,927	121,283
Sunesis Pharmaceuticals Inc.[a,b]	4,886	13,290
Syndax Pharmaceuticals Inc.[a,b]	849	12,081
Synergy Pharmaceuticals Inc.[a,b]	85,174	155,868
Synlogic Inc.[a]	458	4,296
Synthetic Biologics Inc.[a]	35,016	11,149
T2 Biosystems Inc.[a]	7,881	51,148
Tenax Therapeutics Inc.[a,b]	627	3,442
TESARO Inc.[a,b]	19,664	1,123,601
TG Therapeutics Inc.[a,b]	17,312	245,830
Tonix Pharmaceuticals Holding Corp.[a,b]	594	1,746
Tracon Pharmaceuticals Inc.[a,b]	3,623	8,333
Trevena Inc.[a]	13,599	22,302
TrovaGene Inc.[a,b]	12,913	4,509
Ultragenyx Pharmaceutical Inc.[a,b]	22,809	1,163,031
United Therapeutics Corp.[a]	20,786	2,335,515
Vanda Pharmaceuticals Inc.[a]	41,467	698,719
Vaxart Inc.[a]	1,830	9,278
Veracyte Inc.[a]	7,778	43,246
Verastem Inc.[a]	13,492	40,206
Vericel Corp.[a]	12,664	126,007
Versartis Inc.[a]	8,715	14,380
Vertex Pharmaceuticals Inc.[a]	122,277	19,928,705
Vical Inc.[a]	4,480	6,496
Viking Therapeutics Inc.[a]	703	3,072
Vital Therapies Inc.[a,b]	9,430	64,124

SCHEDULES OF INVESTMENTS	27

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Voyager Therapeutics Inc.[a,b]	7,768	$145,961
vTv Therapeutics Inc. Class Aa,b	4,009	16,317
XBiotech Inc.[a,b]	840	4,494
Xencor Inc.[a]	13,750	412,225
XOMA Corp.[a]	3,370	68,175
Zafgen Inc.[a]	8,666	64,562
ZIOPHARM Oncology Inc.[a,b]	59,928	234,918

		386,237,393
BUILDING PRODUCTS — 0.44%
AAON Inc.	17,824	695,136
Advanced Drainage Systems Inc.	16,818	435,586
Allegion PLC	43,392	3,700,904
Alpha Pro Tech Ltd.[a]	7,799	26,127
American Woodmark Corp.[a]	7,705	758,557
AO Smith Corp.	68,706	4,369,014
Apogee Enterprises Inc.	12,976	562,510
Armstrong Flooring Inc.[a]	12,021	163,125
Armstrong World Industries Inc.[a,b]	21,837	1,229,423
Builders FirstSource Inc.[a,b]	51,134	1,014,499
Continental Building Products Inc.[a]	17,961	512,787
Continental Materials Corp.[a]	77	1,517
CSW Industrials Inc.[a]	7,772	350,129
Fortune Brands Home & Security Inc.	72,033	4,242,023
Gibraltar Industries Inc.[a]	13,410	453,928
Griffon Corp.	17,207	314,028
Insteel Industries Inc.	13,295	367,341
JELD-WEN Holding Inc.[a,b]	31,195	955,191
Jewett-Cameron Trading Co. Ltd.[a]	283	4,132
Johnson Controls International PLC	434,984	15,328,836
Lennox International Inc.	17,474	3,571,161
Masco Corp.	154,151	6,233,866
Masonite International Corp.[a]	13,052	800,740
NCI Building Systems Inc.[a]	16,999	300,882
Owens Corning	52,209	4,197,604
Patrick Industries Inc.[a]	11,595	717,151
PGT Innovations Inc.[a]	21,702	404,742
Ply Gem Holdings Inc.[a]	9,243	199,649
Quanex Building Products Corp.	16,391	285,203
Simpson Manufacturing Co. Inc.	17,885	1,029,997
Tecogen Inc.[a,b]	4,252	12,161
Trex Co. Inc.[a]	13,193	1,435,003
Universal Forest Products Inc.	26,583	862,618
USG Corp.[a,b]	42,961	1,736,484

		57,272,054
CAPITAL MARKETS — 3.04%
Affiliated Managers Group Inc.	26,398	5,004,533
Ameriprise Financial Inc.	69,457	10,275,469
Artisan Partners Asset Management Inc. Class A	17,524	583,549
Ashford Inc.[a]	153	14,644
Associated Capital Group Inc. Class A	2,634	98,643
B. Riley Financial Inc.	652	12,714
Bank of New York Mellon Corp. (The)	482,688	24,872,913
BGC Partners Inc. Class A	132,311	1,779,583
BlackRock Inc.[c]	58,445	31,660,825
Cboe Global Markets Inc.	53,989	6,160,145

Security	Shares	Value
Charles Schwab Corp. (The)	575,730	$30,064,621
CME Group Inc.	161,549	26,128,935
Cohen & Co. Inc.	735	8,034
Cohen & Steers Inc.	13,625	553,992
Cowen Inc. Class Aa,b	12,238	161,542
Diamond Hill Investment Group Inc.	627	129,513
Donnelley Financial Solutions Inc.[a]	12,490	214,453
E*TRADE Financial Corp.[a]	128,687	7,130,547
Eaton Vance Corp. NVS	51,958	2,892,502
Evercore Inc. Class A	17,737	1,546,666
FactSet Research Systems Inc.	20,347	4,057,599
Federated Investors Inc. Class B	18,176	607,078
Financial Engines Inc.	29,443	1,030,505
Franklin Resources Inc.	154,118	5,344,812
GAIN Capital Holdings Inc.	12,151	82,019
GAMCO Investors Inc. Class A	1,671	41,491
Goldman Sachs Group Inc. (The)	166,986	42,057,094
Great Elm Capital Group Inc.[a]	5,167	20,668
Greenhill & Co. Inc.[b]	13,024	240,944
Houlihan Lokey Inc.	11,807	526,592
Interactive Brokers Group Inc. Class A	29,145	1,959,710
Intercontinental Exchange Inc.	281,934	20,445,854
INTL. FCStone Inc.[a]	7,854	335,209
Invesco Ltd.	192,678	6,167,623
Investment Technology Group Inc.	4,763	94,022
Janus Henderson Group PLC	84,217	2,786,740
Ladenburg Thalmann Financial Services Inc.	50,573	165,374
Lazard Ltd. Class A	60,459	3,177,725
Legg Mason Inc.	45,855	1,864,006
LPL Financial Holdings Inc.	42,343	2,585,887
Manning & Napier Inc.	7,873	27,555
MarketAxess Holdings Inc.	17,638	3,835,207
Medley Management Inc. Class A	3,666	20,896
Moelis & Co. Class A	14,591	741,952
Moody’s Corp.	77,656	12,525,913
Morgan Stanley	660,200	35,624,392
Morningstar Inc.	8,597	821,185
MSCI Inc.	42,734	6,387,451
Nasdaq Inc.	52,598	4,535,000
Northern Trust Corp.	102,543	10,575,260
Oppenheimer Holdings Inc. Class A NVS	4,400	113,300
Piper Jaffray Companies	7,819	649,368
PJT Partners Inc. Class A	8,279	414,778
Pzena Investment Management Inc. Class A	7,816	86,992
Raymond James Financial Inc.	59,413	5,312,116
S&P Global Inc.	120,574	23,036,868
Safeguard Scientifics Inc.[a,b]	8,780	107,555
SEI Investments Co.	63,651	4,768,096
Silvercrest Asset Management Group Inc. Class A	3,693	56,134
State Street Corp.	175,199	17,472,596
Stifel Financial Corp.	30,394	1,800,237
T Rowe Price Group Inc.	115,456	12,465,784
TD Ameritrade Holding Corp.	127,801	7,569,653
TheStreet Inc.[a]	17,169	30,732
U.S. Global Investors Inc. Class A NVS[b]	8,853	22,398
Value Line Inc.	194	3,550
Virtu Financial Inc. Class Ab	22,259	734,547

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Virtus Investment Partners Inc.	3,616	$447,661
Waddell & Reed Financial Inc. Class A	22,719	459,151
Westwood Holdings Group Inc.	4,038	228,107
WisdomTree Investments Inc.	29,860	273,816
ZAIS Group Holdings Inc.[a,b]	855	3,463

		394,036,488
CHEMICALS — 2.16%
A Schulman Inc.	13,015	559,645
AdvanSix Inc.[a]	13,460	468,139
AgroFresh Solutions Inc.[a,b]	12,265	90,148
Air Products & Chemicals Inc.	102,121	16,240,303
Albemarle Corp.	51,597	4,785,106
American Vanguard Corp.	12,236	247,167
Ashland Global Holdings Inc.	29,126	2,032,704
Axalta Coating Systems Ltd.[a]	111,690	3,371,921
Balchem Corp.	16,612	1,358,031
Cabot Corp.	29,502	1,643,851
Celanese Corp. Series A	65,288	6,542,510
CF Industries Holdings Inc.	110,422	4,166,222
Chase Corp.	3,979	463,355
Chemours Co. (The)	85,556	4,167,433
Core Molding Technologies Inc.	3,984	71,035
DowDuPont Inc.	1,112,700	70,890,117
Eastman Chemical Co.	68,578	7,240,465
Ecolab Inc.	124,494	17,064,393
Ferro Corp.[a]	38,877	902,724
Flotek Industries Inc.[a,b]	25,060	152,866
FMC Corp.	63,586	4,868,780
FutureFuel Corp.	9,437	113,150
GCP Applied Technologies Inc.[a]	33,773	981,106
Hawkins Inc.	4,315	151,672
HB Fuller Co.	22,177	1,102,862
Huntsman Corp.	90,805	2,656,046
Ikonics Corp.[a]	237	2,074
Ingevity Corp.[a]	20,704	1,525,678
Innophos Holdings Inc.	8,628	346,932
Innospec Inc.	12,023	824,778
International Flavors & Fragrances Inc.	37,789	5,173,692
Intrepid Potash Inc.[a,b]	50,973	185,542
KMG Chemicals Inc.	4,025	241,299
Koppers Holdings Inc.[a]	8,805	361,885
Kraton Corp.[a]	13,569	647,377
Kronos Worldwide Inc.	9,195	207,807
LSB Industries Inc.[a]	8,682	53,221
LyondellBasell Industries NV Class A	150,602	15,915,619
MagneGas Corp.[a]	68	63
Marrone Bio Innovations Inc.[a,b]	9,233	18,466
Minerals Technologies Inc.	16,738	1,120,609
Monsanto Co.	207,837	24,252,499
Mosaic Co. (The)	161,110	3,911,751
NewMarket Corp.	4,405	1,769,400
Northern Technologies International Corp.	791	17,797
Olin Corp.	76,994	2,339,848
OMNOVA Solutions Inc.[a]	21,327	223,933
Platform Specialty Products Corp.[a]	93,920	904,450
PolyOne Corp.	38,792	1,649,436
PPG Industries Inc.	121,120	13,516,992
Praxair Inc.	138,244	19,948,609

Security	Shares	Value
Quaker Chemical Corp.	5,092	$754,278
Rayonier Advanced Materials Inc.	20,593	442,132
RPM International Inc.	60,645	2,890,947
Scotts Miracle-Gro Co. (The)	21,224	1,819,958
Senomyx Inc.[a]	21,177	18,843
Sensient Technologies Corp.	21,183	1,495,096
Sherwin-Williams Co. (The)	39,049	15,311,894
Stepan Co.	8,498	706,864
Trecora Resources[a,b]	8,672	117,939
Tredegar Corp.	12,170	218,451
Trinseo SA	21,071	1,560,308
Tronox Ltd. Class A	41,607	767,233
Valvoline Inc.	90,834	2,010,156
Venator Materials PLC[a]	28,132	508,908
Westlake Chemical Corp.	17,690	1,966,243
WR Grace & Co.	33,515	2,052,123
Yield10 Bioscience Inc.[a,b]	315	614

		280,133,495
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ABM Industries Inc.	25,676	859,632
ACCO Brands Corp.	47,882	600,919
Acme United Corp.	740	15,422
ADT Inc.	50,719	402,202
Advanced Disposal Services Inc.[a]	17,815	396,918
AMREP Corp.[a]	692	4,975
Aqua Metals Inc.[a,b]	4,183	10,834
ARC Document Solutions Inc.[a]	17,432	38,350
Brady Corp. Class A NVS	21,441	796,533
Brink’s Co. (The)	22,074	1,574,980
Casella Waste Systems Inc. Class Aa	17,141	400,757
CECO Environmental Corp.	12,641	56,252
Cemtrex Inc.	4,327	12,332
Cintas Corp.	39,225	6,691,000
Clean Harbors Inc.[a]	25,100	1,225,131
Command Security Corp.[a]	4,007	12,237
CompX International Inc.	257	3,547
Copart Inc.[a]	93,468	4,760,325
Covanta Holding Corp.	60,199	872,886
Deluxe Corp.	21,947	1,624,297
Ecology and Environment Inc. Class A	220	2,552
Ennis Inc.	12,259	241,502
Essendant Inc.	38,470	300,066
Fuel Tech Inc.[a]	8,500	10,200
Healthcare Services Group Inc.	33,878	1,473,015
Heritage-Crystal Clean Inc.[a]	7,905	186,163
Herman Miller Inc.	26,450	845,078
HNI Corp.	21,039	759,298
Hudson Technologies Inc.[a,b]	12,992	64,180
Industrial Services of America Inc.[a,b]	4,382	10,824
InnerWorkings Inc.[a,b]	17,341	156,936
Interface Inc.	29,810	751,212
Intersections Inc.[a]	5,134	8,368
KAR Auction Services Inc.	63,777	3,456,713
Kimball International Inc. Class B NVS	44	750
Knoll Inc.	17,800	359,382

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
LSC Communications Inc.	12,490	$217,951
Matthews International Corp. Class A	13,759	696,205
McGrath RentCorp	9,198	493,841
Mobile Mini Inc.	21,181	921,374
MSA Safety Inc.	13,618	1,133,562
Multi-Color Corp.[b]	7,749	511,821
NL Industries Inc.[a]	4,361	34,234
Odyssey Marine Exploration Inc.[a,b]	3,645	30,144
Performant Financial Corp.[a]	17,293	51,879
Perma-Fix Environmental Services[a]	5,012	20,800
Pitney Bowes Inc.	86,523	942,235
Quad/Graphics Inc.	12,029	304,935
Quest Resource Holding Corp.[a]	4,487	9,916
Republic Services Inc.	110,504	7,318,680
Rollins Inc.	43,190	2,203,986
RR Donnelley & Sons Co.	38,612	337,083
SP Plus Corp.[a]	8,473	301,639
Steelcase Inc. Class A	42,045	571,812
Stericycle Inc.[a,b]	45,627	2,670,548
Team Inc.[a,b]	13,106	180,208
Tetra Tech Inc.	26,341	1,289,392
U.S. Ecology Inc.	9,259	493,505
UniFirst Corp./MA	7,905	1,277,843
Viad Corp.	8,748	458,833
Virco Manufacturing Corp.	4,047	16,593
VSE Corp.	4,068	210,397
Waste Management Inc.	194,149	16,331,814
Wilhelmina International Inc.[a]	303	2,076

		68,019,074
COMMUNICATIONS EQUIPMENT — 1.18%
Acacia Communications Inc.[a,b]	7,510	288,835
ADTRAN Inc.	22,059	343,017
Aerohive Networks Inc.[a,b]	12,217	49,357
Applied Optoelectronics Inc.[a,b]	7,843	196,546
Arista Networks Inc.[a]	21,766	5,556,860
ARRIS International PLC[a]	92,570	2,459,585
Aviat Networks Inc.[a]	3,641	61,023
Black Box Corp.	7,917	15,834
CalAmp Corp.[a]	17,037	389,807
Calix Inc.[a,b]	21,178	145,069
Casa Systems Inc.[a]	34,734	1,019,095
Ciena Corp.[a]	60,123	1,557,186
Cisco Systems Inc.	2,281,343	97,846,801
Clearfield Inc.[a]	4,898	63,184
ClearOne Inc.	3,541	28,151
CommScope Holding Co. Inc.[a]	94,451	3,775,206
Communications Systems Inc.	3,662	13,439
Comtech Telecommunications Corp.	17,351	518,621
DASAN Zhone Solutions Inc.[a]	3,130	35,306
Digi International Inc.[a]	12,245	126,123
EchoStar Corp. Class Aa	21,394	1,128,961
EMCORE Corp.[a]	3,704	21,113
Extreme Networks Inc.[a]	46,340	512,984
F5 Networks Inc.[a]	28,476	4,117,914
Finisar Corp.[a,b]	50,870	804,255
Harmonic Inc.[a]	39,359	149,564
Infinera Corp.[a,b]	65,041	706,345
Inseego Corp.[a,b]	13,760	24,493

Security	Shares	Value
InterDigital Inc./PA	16,611	$1,222,570
Juniper Networks Inc.	174,611	4,248,286
KVH Industries Inc.[a]	7,802	80,751
Lantronix Inc.[a]	4,173	8,596
Lumentum Holdings Inc.[a,b]	28,816	1,838,461
Motorola Solutions Inc.	77,219	8,131,161
NETGEAR Inc.[a,b]	16,256	929,843
NetScout Systems Inc.[a]	43,198	1,138,267
Network-1 Technologies Inc.	5,132	13,600
Oclaro Inc.[a]	79,002	755,259
Optical Cable Corp.[a]	4,138	12,000
Palo Alto Networks Inc.[a]	42,812	7,771,234
ParkerVision Inc.[a,b]	4,871	3,897
PC-Tel Inc.	8,478	60,872
Plantronics Inc.	16,330	985,842
RELM Wireless Corp.	7,663	30,269
Resonant Inc.[a,b]	3,637	11,602
Ribbon Communications Inc.[a]	22,168	113,057
TESSCO Technologies Inc.	3,573	82,715
Ubiquiti Networks Inc.[a,b]	12,207	839,842
ViaSat Inc.[a,b]	25,237	1,658,576
Viavi Solutions Inc.[a]	108,061	1,050,353
Westell Technologies Inc. Class Aa	5,074	16,998
xG Technology Inc.[a,b]	195	203

		152,958,928
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	71,954	2,563,721
Aegion Corp.[a]	16,966	388,691
Ameresco Inc. Class Aa,b	8,712	113,256
Argan Inc.	4,984	214,063
Chicago Bridge & Iron Co. NV	50,745	730,728
Comfort Systems USA Inc.	17,103	705,499
Dycom Industries Inc.[a,b]	16,281	1,752,324
EMCOR Group Inc.	29,304	2,283,661
Fluor Corp.	64,803	3,708,028
Goldfield Corp. (The)[a]	12,976	49,957
Granite Construction Inc.	17,667	986,879
Great Lakes Dredge & Dock Corp.[a,b]	26,014	119,664
HC2 Holdings Inc.[a,b]	12,706	66,833
IES Holdings Inc.[a,b]	4,185	63,403
Jacobs Engineering Group Inc.	55,925	3,307,964
KBR Inc.	64,988	1,052,156
Layne Christensen Co.[a,b]	9,266	138,249
MasTec Inc.[a,b]	30,298	1,425,521
MYR Group Inc.[a]	8,847	272,664
Northwest Pipe Co.[a,b]	4,357	75,376
NV5 Global Inc.[a,b]	3,887	216,700
Orion Group Holdings Inc.[a]	12,867	84,793
Primoris Services Corp.	17,315	432,529
Quanta Services Inc.[a]	69,248	2,378,669
Sterling Construction Co. Inc.[a,b]	8,426	96,562
Tutor Perini Corp.[a,b]	17,831	393,173
Valmont Industries Inc.	12,566	1,838,406

		25,459,469

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	21,819	$2,248,448
Martin Marietta Materials Inc.	29,736	6,164,273
Summit Materials Inc. Class A	44,163	1,337,256
Tecnoglass Inc.	605	5,717
U.S. Concrete Inc.[a,b]	7,722	466,409
U.S. Lime & Minerals Inc.	502	36,736
Vulcan Materials Co.	65,680	7,498,685

		17,757,524
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	215,289	5,845,096
American Express Co.	344,192	32,106,230
Asta Funding Inc.	4,209	15,573
Atlanticus Holdings Corp.[a]	3,445	7,372
Capital One Financial Corp.	224,137	21,476,807
Consumer Portfolio Services Inc.[a]	8,769	33,059
Credit Acceptance Corp.[a,b]	5,802	1,917,039
Discover Financial Services	172,686	12,421,304
Encore Capital Group Inc.[a,b]	9,370	423,524
Enova International Inc.[a]	13,025	287,201
EZCORP Inc. Class A NVS[a,b]	25,180	332,376
FirstCash Inc.	20,516	1,666,925
Green Dot Corp. Class Aa	21,004	1,347,617
LendingClub Corp.[a,b]	196,532	687,862
Navient Corp.	128,452	1,685,290
Nelnet Inc. Class A	11,463	600,776
Nicholas Financial Inc.[a]	4,888	44,334
OneMain Holdings Inc.[a]	28,940	866,464
PRA Group Inc.[a]	21,591	820,458
Regional Management Corp.[a]	4,517	143,821
Santander Consumer USA Holdings Inc.	43,249	704,959
SLM Corp.[a]	204,557	2,293,084
Synchrony Financial	344,263	11,543,139
World Acceptance Corp.[a]	4,163	438,364

		97,708,674
CONTAINERS & PACKAGING — 0.44%
AptarGroup Inc.	29,625	2,661,214
Avery Dennison Corp.	42,201	4,483,856
Ball Corp.	162,806	6,465,026
Bemis Co. Inc.	43,131	1,877,061
Berry Global Group Inc.[a]	63,211	3,464,595
Crown Holdings Inc.[a]	64,052	3,250,639
Graphic Packaging Holding Co.	149,612	2,296,544
Greif Inc. Class A NVS	12,567	656,626
Greif Inc. Class B	4,200	244,650
International Paper Co.	193,322	10,329,194
Myers Industries Inc.	9,376	198,302
Owens-Illinois Inc.[a]	77,197	1,672,087
Packaging Corp. of America	43,176	4,865,935
Sealed Air Corp.	80,733	3,454,565
Silgan Holdings Inc.	35,594	991,293
Sonoco Products Co.	46,820	2,270,770
UFP Technologies Inc.[a,b]	3,621	106,820

Security	Shares	Value
WestRock Co.	119,627	$7,676,465

		56,965,642
DISTRIBUTORS — 0.12%
AMCON Distributing Co.	53	4,770
Core-Mark Holding Co. Inc.	21,308	453,008
Educational Development Corp.[a]	695	17,375
Genuine Parts Co.	68,220	6,128,885
LKQ Corp.[a]	150,041	5,694,056
Pool Corp.	20,305	2,968,997
Weyco Group Inc.	3,595	120,792

		15,387,883
DIVERSIFIED CONSUMER SERVICES — 0.17%
Adtalem Global Education Inc.[a]	25,810	1,227,265
American Public Education Inc.[a]	8,267	355,481
Ascent Capital Group Inc. Class Aa	4,910	18,069
Bridgepoint Education Inc.[a]	8,465	57,054
Bright Horizons Family Solutions Inc.[a,b]	20,790	2,073,179
Cambium Learning Group Inc.[a]	5,010	56,112
Capella Education Co.	4,493	392,464
Career Education Corp.[a]	30,280	397,879
Carriage Services Inc.	8,308	229,799
Chegg Inc.[a,b]	35,973	743,202
Collectors Universe Inc.	4,040	63,468
Graham Holdings Co. Class B	2,879	1,733,878
Grand Canyon Education Inc.[a]	21,447	2,250,219
H&R Block Inc.[b]	89,482	2,273,738
Houghton Mifflin Harcourt Co.[a]	47,714	331,612
K12 Inc.[a]	13,676	193,926
Laureate Education Inc. Class Aa	28,887	397,196
Liberty Tax Inc.	3,650	36,865
Lincoln Educational Services Corp.[a]	12,588	24,295
National American University Holdings Inc.	4,200	5,460
Regis Corp.[a]	17,238	260,811
Service Corp. International/U.S.	100,406	3,789,322
ServiceMaster Global Holdings Inc.[a]	63,506	3,229,280
Sotheby’sa	22,509	1,154,937
Strayer Education Inc.	4,715	476,451
Universal Technical Institute Inc.[a]	8,865	26,063
Weight Watchers International Inc.[a]	12,773	813,896
XpresSpa Group Inc.[a]	5,186	3,734

		22,615,655
DIVERSIFIED FINANCIAL SERVICES — 1.47%
A-Mark Precious Metals Inc.	684	8,379
Berkshire Hathaway Inc. Class Ba	906,694	180,867,319
FGL Holdings[a]	56,408	572,541
GWG Holdings Inc.[a]	186	1,538
Leucadia National Corp.	147,740	3,358,130
LM Funding America Inc.[a,b]	3,731	3,097
Marlin Business Services Corp.	4,304	122,018
On Deck Capital Inc.[a]	17,120	95,701
Tiptree Inc.[b]	16,299	103,499
Voya Financial Inc.	91,184	4,604,792

		189,737,014

SCHEDULES OF INVESTMENTS	31

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.64%
Alaska Communications Systems Group Inc.[a]	25,544	$45,979
AT&T Inc.	2,902,790	103,484,463
ATN International Inc.	8,090	482,326
CenturyLink Inc.	461,986	7,590,430
Cincinnati Bell Inc.[a]	17,630	244,176
Cogent Communications Holdings Inc.	24,688	1,071,459
Consolidated Communications Holdings Inc.	34,828	381,715
Frontier Communications Corp.[b]	51,384	381,269
Fusion Telecommunications International Inc.[a]	4,021	12,988
Globalstar Inc.[a,b]	124,572	85,643
Hawaiian Telcom Holdco Inc.[a]	4,572	121,981
IDT Corp. Class B	30	188
Iridium Communications Inc.[a,b]	37,835	425,644
One Horizon Group Inc.[a,b]	984	836
Ooma Inc.[a,b]	3,390	36,951
ORBCOMM Inc.[a]	29,999	281,091
Otelco Inc.[a]	811	12,084
Pareteum Corp.[a,b]	1,563	3,814
pdvWireless Inc.[a]	4,512	134,683
Verizon Communications Inc.	1,953,813	93,431,338
Vonage Holdings Corp.[a]	103,068	1,097,674
Windstream Holdings Inc.[b]	110,198	155,379
Zayo Group Holdings Inc.[a,b]	86,248	2,946,232

		212,428,343
ELECTRIC UTILITIES — 1.63%
ALLETE Inc.	27,631	1,996,340
Alliant Energy Corp.	103,702	4,237,264
American Electric Power Co. Inc.	230,255	15,793,190
Avangrid Inc.	21,214	1,084,460
Duke Energy Corp.	325,404	25,209,048
Edison International	151,425	9,639,715
El Paso Electric Co.	24,776	1,263,576
Entergy Corp.	86,207	6,791,387
Eversource Energy	150,241	8,852,200
Exelon Corp.	450,976	17,592,574
FirstEnergy Corp.	215,655	7,334,427
Genie Energy Ltd. Class B	8,410	41,966
Great Plains Energy Inc.	104,123	3,310,070
Hawaiian Electric Industries Inc.	50,718	1,743,685
IDACORP Inc.	23,909	2,110,447
MGE Energy Inc.	22,151	1,242,671
NextEra Energy Inc.	223,612	36,522,548
OGE Energy Corp.	102,370	3,354,665
Otter Tail Corp.	17,447	756,327
PG&E Corp.	240,842	10,580,189
Pinnacle West Capital Corp.	51,411	4,102,598
PNM Resources Inc.	37,902	1,449,751
Portland General Electric Co.	42,105	1,705,674
PPL Corp.	329,378	9,318,104
Southern Co. (The)	477,168	21,310,323
Spark Energy Inc. Class Ab	7,524	89,159

Security	Shares	Value
Westar Energy Inc.	64,797	$3,407,674
Xcel Energy Inc.	235,295	10,701,217

		211,541,249
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.[b]	20,906	2,909,906
Allied Motion Technologies Inc.	3,612	143,577
American Electric Technologies Inc.[a]	4,322	4,754
American Superconductor Corp.[a,b]	4,969	28,919
AMETEK Inc.	111,703	8,486,077
Atkore International Group Inc.[a]	13,375	265,494
AZZ Inc.	12,487	545,682
Babcock & Wilcox Enterprises Inc.[a,b]	25,086	109,626
Broadwind Energy Inc.[a]	8,428	18,542
Capstone Turbine Corp.[a,b]	8,333	9,541
Eaton Corp. PLC	208,191	16,636,543
Emerson Electric Co.	299,721	20,470,944
Encore Wire Corp.	9,134	517,898
Energous Corp.[a,b]	11,055	177,212
Energy Focus Inc.[a]	4,188	10,596
EnerSys	20,797	1,442,688
Enphase Energy Inc.[a,b]	12,815	58,564
Ensync Inc.[a,b]	26,507	10,028
Espey Manufacturing & Electronics Corp.	612	16,034
FuelCell Energy Inc.[a,b]	13,469	23,301
Generac Holdings Inc.[a]	30,178	1,385,472
General Cable Corp.	21,724	643,030
Hubbell Inc.	25,008	3,045,474
Ideal Power Inc.[a,b]	3,984	4,542
LSI Industries Inc.	12,162	98,634
Ocean Power Technologies Inc.[a,b]	295	316
Orion Energy Systems Inc.[a,b]	13,095	11,131
Pioneer Power Solutions Inc.[a]	3,488	22,149
Plug Power Inc.[a,b]	81,740	154,489
Powell Industries Inc.	4,205	112,862
Preformed Line Products Co.	650	42,308
Real Goods Solar Inc. Class Aa,b	3	3
Regal Beloit Corp.	21,211	1,555,827
Revolution Lighting Technologies Inc.[a,b]	7,767	26,641
Rockwell Automation Inc.	60,051	10,460,884
Sensata Technologies Holding PLC NVS[a,b]	78,084	4,047,094
Servotronics Inc.	113	1,119
Sunrun Inc.[a]	53,611	478,746
Sunworks Inc.[a]	7,934	7,537
Thermon Group Holdings Inc.[a]	13,719	307,443
Ultralife Corp.[a]	4,486	44,860
Vicor Corp.[a]	7,977	227,743
Vivint Solar Inc.[a,b]	8,797	32,109

		74,596,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.88%
ADDvantage Technologies Group Inc.[a]	3,467	4,438
Amphenol Corp. Class A	145,450	12,527,608
Anixter International Inc.[a]	13,061	989,371

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Applied DNA Sciences Inc.[a]	9,204	$13,254
Arrow Electronics Inc.[a]	42,595	3,280,667
Avnet Inc.	53,723	2,243,472
AVX Corp.	21,479	355,477
Badger Meter Inc.	13,031	614,412
Bel Fuse Inc. Class A	246	4,059
Bel Fuse Inc. Class B NVS	4,265	80,608
Belden Inc.	20,628	1,422,094
Benchmark Electronics Inc.	22,187	662,282
CDW Corp./DE	73,061	5,136,919
ClearSign Combustion Corp.[a]	2,687	5,441
Cognex Corp.	82,702	4,299,677
Coherent Inc.[a]	11,932	2,236,057
Control4 Corp.[a,b]	8,448	181,463
Corning Inc.	428,610	11,949,647
CPS Technologies Corp.[a]	4,065	5,406
CTS Corp.	13,732	373,510
CUI Global Inc.[a,b]	8,895	23,127
Daktronics Inc.	17,358	152,924
Data I/O Corp.[a]	3,981	29,619
Digital Ally Inc.[a]	889	2,311
Dolby Laboratories Inc. Class A	26,800	1,703,408
Dynasil Corp. of America[a]	7,713	10,027
Echelon Corp.[a]	759	3,491
Electro Scientific Industries Inc.[a]	12,775	246,941
Electro-Sensors Inc.[a]	222	890
eMagin Corp.[a]	9,387	13,611
ePlus Inc.[a]	5,747	446,542
Fabrinet[a,b]	13,466	422,563
FARO Technologies Inc.[a]	8,406	490,910
Fitbit Inc. Class Aa,b	101,236	516,304
FLIR Systems Inc.	63,992	3,200,240
Frequency Electronics Inc.[a]	3,981	34,834
ID Systems Inc.[a]	4,976	30,951
Identiv Inc.[a]	5,140	19,224
IEC Electronics Corp.[a]	4,488	20,168
II-VI Inc.[a]	24,934	1,019,801
Image Sensing Systems Inc.[a]	3,612	15,351
Insight Enterprises Inc.[a]	17,087	596,849
Intellicheck Inc.[a,b]	4,133	7,439
IntriCon Corp.[a]	3,617	72,340
IPG Photonics Corp.[a,b]	18,208	4,249,383
Iteris Inc.[a,b]	12,632	62,655
Itron Inc.[a]	13,710	980,950
Jabil Inc.	89,461	2,570,215
KEMET Corp.[a]	21,224	384,791
Key Tronic Corp.[a]	4,422	30,777
Keysight Technologies Inc.[a]	93,878	4,918,268
Kimball Electronics Inc.[a]	9,266	149,646
Knowles Corp.[a,b]	39,367	495,631
LGL Group Inc. (The)[a]	449	2,510
LightPath Technologies Inc. Class Aa,b	5,090	11,198
Littelfuse Inc.	11,177	2,326,828
LRAD Corp.[a]	13,734	31,588
Luna Innovations Inc.[a]	16,513	53,502
Maxwell Technologies Inc.[a,b]	13,677	81,105
Mesa Laboratories Inc.[b]	704	104,502
Methode Electronics Inc.	17,262	674,944
MicroVision Inc.[a,b]	22,150	25,029
MTS Systems Corp.	8,284	427,869

Security	Shares	Value
Napco Security Technologies Inc.[a,b]	5,113	$59,822
National Instruments Corp.	46,894	2,371,430
Neonode Inc.[a,b]	17,979	7,576
Netlist Inc.[a,b]	20,676	4,776
Novanta Inc.[a]	13,568	707,571
OSI Systems Inc.[a]	8,504	555,056
PAR Technology Corp.[a]	4,556	64,194
Park Electrochemical Corp.	8,806	148,293
PC Connection Inc.	13,500	337,500
PCM Inc.[a]	4,073	33,806
Perceptron Inc.[a]	4,336	37,073
Plexus Corp.[a]	16,301	973,659
Radisys Corp.[a,b]	16,400	10,512
Research Frontiers Inc.[a]	8,691	8,474
RF Industries Ltd.	3,988	18,345
Richardson Electronics Ltd./U.S.	4,959	39,424
Rogers Corp.[a]	8,457	1,010,950
Sanmina Corp.[a]	37,377	977,409
ScanSource Inc.[a]	12,676	450,632
Schmitt Industries Inc.[a]	498	1,345
SigmaTron International Inc.[a]	3,452	20,022
Superconductor Technologies Inc.[a,b]	303	286
SYNNEX Corp.	13,057	1,545,949
Systemax Inc.	4,510	128,760
Taitron Components Inc.	800	1,192
TE Connectivity Ltd.	168,119	16,795,088
Tech Data Corp.[a]	17,052	1,451,637
Trimble Inc.[a]	130,149	4,669,746
TTM Technologies Inc.[a,b]	46,078	704,533
Universal Display Corp.[b]	20,686	2,089,286
Universal Security Instruments Inc.[a]	622	877
VeriFone Systems Inc.[a]	46,890	721,168
Vicon Industries Inc.[a,b]	3,563	1,436
Vishay Intertechnology Inc.	60,779	1,130,489
Vishay Precision Group Inc.[a]	5,030	156,684
Wayside Technology Group Inc.	830	10,790
Wireless Telecom Group Inc.[a]	8,353	20,381
Zebra Technologies Corp. Class Aa	25,000	3,479,750

		113,793,039
ENERGY EQUIPMENT & SERVICES — 0.83%
Archrock Inc.	33,998	297,483
Aspen Aerogels Inc.[a]	8,300	35,441
Baker Hughes a GE Co.	194,281	5,395,183
Bristow Group Inc.[b]	12,442	161,746
C&J Energy Services Inc.[a]	41,310	1,066,624
CARBO Ceramics Inc.[a,b]	9,188	66,613
Core Laboratories NVb	15,719	1,701,110
Dawson Geophysical Co.[a]	21,701	146,265
Diamond Offshore Drilling Inc.[a,b]	53,229	780,337
Dril-Quip Inc.[a,b]	26,624	1,192,755
Eco Stim Energy Solutions Inc[a,b]	5,162	4,904
ENGlobal Corp.[a]	7,896	6,570
Ensco PLC Class A	206,179	905,126
Enservco Corp.[a,b]	12,242	11,140
Era Group Inc.[a]	8,634	80,728

SCHEDULES OF INVESTMENTS	33

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Exterran Corp.[a]	24,168	$645,286
Fairmount Santrol Holdings Inc.[a,b]	69,257	294,342
Forum Energy Technologies Inc.[a,b]	54,095	595,045
Frank’s International NVb	132,531	719,643
Geospace Technologies Corp.[a]	7,727	76,266
Gulf Island Fabrication Inc.	5,174	36,735
Halliburton Co.	412,676	19,371,011
Helix Energy Solutions Group Inc.[a]	120,644	698,529
Helmerich & Payne Inc.	49,913	3,322,209
Hornbeck Offshore Services Inc.[a]	11,929	34,713
Independence Contract Drilling Inc.[a,b]	12,456	47,084
ION Geophysical Corp.[a]	4,247	115,094
Keane Group Inc.[a]	25,334	374,943
Matrix Service Co.[a]	12,666	173,524
McDermott International Inc.[a,b]	110,559	673,304
Mitcham Industries Inc.[a]	4,943	16,015
Nabors Industries Ltd.	184,530	1,289,865
National Oilwell Varco Inc.	167,378	6,161,184
Natural Gas Services Group Inc.[a,b]	17	406
Newpark Resources Inc.[a]	42,040	340,524
Noble Corp. PLC[a,b]	170,106	631,093
Oceaneering International Inc.	51,509	954,977
Oil States International Inc.[a]	41,260	1,081,012
Parker Drilling Co.[a,b]	107,190	68,066
Patterson-UTI Energy Inc.	99,106	1,735,346
PHI Inc.[a]	147	1,497
PHI Inc. NVS[a,b]	3,680	37,683
Pioneer Energy Services Corp.[a]	88,645	239,342
Profire Energy Inc.[a]	13,517	36,901
ProPetro Holding Corp.[a]	26,273	417,478
RigNet Inc.[a]	5,048	68,653
Rowan Companies PLC Class Aa	64,879	748,704
RPC Inc.[b]	36,760	662,783
SAExploration Holdings Inc.[a,b]	15	20
Schlumberger Ltd.	650,585	42,144,896
SEACOR Holdings Inc.[a,b]	9,147	467,412
SEACOR Marine Holdings Inc.[a]	21,834	415,283
Superior Drilling Products Inc.[a,b]	4,129	6,854
Superior Energy Services Inc.[a,b]	103,852	875,472
Synthesis Energy Systems Inc.[a]	4,269	11,441
TechnipFMC PLC	197,557	5,818,054
TETRA Technologies Inc.[a]	42,457	159,214
Transocean Ltd.[a,b]	155,956	1,543,964
U.S. Silica Holdings Inc.	34,097	870,155
Unit Corp.[a,b]	38,685	764,416
Weatherford International PLC[a,b]	463,670	1,061,804
Willbros Group Inc.[a,b]	20,779	11,480

		107,671,747
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.52%
Acadia Realty Trust[b]	28,206	693,868
ACRE Realty Investors Inc. NVS[a,d]	2,715	2,253
Agree Realty Corp.[b]	26,307	1,263,788
Alexander & Baldwin Inc.	29,828	689,922
Alexander’s Inc.	1,096	417,828
Alexandria Real Estate Equities Inc.	47,398	5,919,536
American Assets Trust Inc.	25,910	865,653
American Campus Communities Inc.	64,759	2,500,993
American Homes 4 Rent Class A	108,525	2,179,182

Security	Shares	Value
American Tower Corp.	208,800	$30,346,992
Americold Realty Trust	26,920	513,634
Apartment Investment & Management Co. Class A	72,967	2,973,405
Apple Hospitality REIT Inc.[b]	98,520	1,730,996
Armada Hoffler Properties Inc.	16,459	225,324
Ashford Hospitality Prime Inc.	9,023	87,704
Ashford Hospitality Trust Inc.	37,359	241,339
AvalonBay Communities Inc.	63,796	10,491,890
Bluerock Residential Growth REIT Inc.[b]	8,551	72,683
Boston Properties Inc.	74,716	9,206,505
Brandywine Realty Trust	81,317	1,291,314
Brixmor Property Group Inc.	143,043	2,181,406
BRT Apartments Corp.[b]	4,219	49,573
Camden Property Trust	39,514	3,326,288
CareTrust REIT Inc.	26,079	349,459
CatchMark Timber Trust Inc. Class A	17,334	216,155
CBL & Associates Properties Inc.[b]	54,148	225,797
Cedar Realty Trust Inc.	28,771	113,358
Chatham Lodging Trust	12,224	234,090
Chesapeake Lodging Trust	25,368	705,484
CIM Commercial Trust Corp.[b]	4,244	53,687
City Office REIT Inc.	9,273	107,196
Colony NorthStar Inc. Class Ab	266,036	1,495,122
Columbia Property Trust Inc.	71,400	1,460,844
Community Healthcare Trust Inc.[b]	4,911	126,409
CoreCivic Inc.	63,742	1,244,244
CorEnergy Infrastructure Trust Inc.[b]	4,898	183,871
CoreSite Realty Corp.	16,471	1,651,382
Corporate Office Properties Trust	43,560	1,125,155
Cousins Properties Inc.	231,979	2,013,578
Crown Castle International Corp.	199,172	21,831,243
CubeSmart	90,623	2,555,569
CyrusOne Inc.	42,890	2,196,397
DCT Industrial Trust Inc.	42,543	2,396,873
DDR Corp.[b]	176,854	1,296,340
DiamondRock Hospitality Co.	86,149	899,396
Digital Realty Trust Inc.	98,729	10,404,062
Douglas Emmett Inc.	72,044	2,648,337
Duke Realty Corp.	168,695	4,467,044
Easterly Government Properties Inc.	42,637	869,795
EastGroup Properties Inc.	19,726	1,630,551
Education Realty Trust Inc.	33,965	1,112,354
Empire State Realty Trust Inc. Class A	55,794	936,781
EPR Properties	33,708	1,867,423
Equinix Inc.	37,813	15,811,128
Equity Commonwealth[a]	56,542	1,734,143
Equity LifeStyle Properties Inc.	41,110	3,608,225
Equity Residential[b]	170,493	10,505,779
Essex Property Trust Inc.	30,329	7,299,584
Extra Space Storage Inc.[b]	60,894	5,319,700
Farmland Partners Inc.[b]	8,315	69,430
Federal Realty Investment Trust	34,934	4,056,187
First Industrial Realty Trust Inc.	54,811	1,602,126
Forest City Realty Trust Inc. Class A	125,207	2,536,694
Four Corners Property Trust Inc.	30,211	697,572
Franklin Street Properties Corp.	43,056	362,101
Front Yard Residential Corp.[b]	25,595	257,230

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Gaming and Leisure Properties Inc.	89,947	$3,010,526
GEO Group Inc. (The)	63,688	1,303,693
Getty Realty Corp.	12,597	317,696
GGP Inc.	291,801	5,970,248
Gladstone Commercial Corp.[b]	9,273	160,794
Gladstone Land Corp.	4,032	48,707
Global Net Lease Inc.[b]	25,629	432,618
Global Self Storage Inc.	3,950	17,459
Government Properties Income Trust	5,487	74,952
Gramercy Property Trust	72,954	1,585,290
HCP Inc.	222,376	5,165,794
Healthcare Realty Trust Inc.[b]	59,729	1,655,091
Healthcare Trust of America Inc. Class A	94,277	2,493,627
Hersha Hospitality Trust	20,072	359,289
Highwoods Properties Inc.	51,008	2,235,171
Hospitality Properties Trust	51,554	1,306,378
Host Hotels & Resorts Inc.	346,270	6,454,473
Hudson Pacific Properties Inc.	71,674	2,331,555
Independence Realty Trust Inc.[b]	11,614	106,617
InfraREIT Inc.[a]	24,674	479,416
Investors Real Estate Trust	90,552	469,965
Invitation Homes Inc.	132,327	3,021,025
Iron Mountain Inc.	132,141	4,342,153
iStar Inc.[a]	35,022	356,174
JBG SMITH Properties	40,149	1,353,423
Jernigan Capital Inc.	3,601	65,178
Kilroy Realty Corp.	43,117	3,059,582
Kimco Realty Corp.[b]	198,565	2,859,336
Kite Realty Group Trust	23,708	361,073
Lamar Advertising Co. Class Ab	38,777	2,468,544
LaSalle Hotel Properties	51,959	1,507,331
Lexington Realty Trust	98,693	776,714
Liberty Property Trust	68,677	2,728,537
Life Storage Inc.	24,858	2,076,140
LTC Properties Inc.	17,612	669,256
Macerich Co. (The)	58,878	3,298,346
Mack-Cali Realty Corp.	42,772	714,720
Medical Properties Trust Inc.	202,253	2,629,289
Mid-America Apartment Communities Inc.	55,268	5,042,652
Monmouth Real Estate Investment Corp.	54,475	819,304
National Health Investors Inc.	20,682	1,391,692
National Retail Properties Inc.	73,858	2,899,665
National Storage Affiliates Trust	26,141	655,616
New Senior Investment Group Inc.	31,345	256,402
NexPoint Residential Trust Inc.	9,204	228,627
NorthStar Realty Europe Corp.	29,391	382,671
Omega Healthcare Investors Inc.[b]	99,489	2,690,183
One Liberty Properties Inc.	7,691	169,971
Outfront Media Inc.	64,286	1,204,720
Paramount Group Inc.	90,648	1,290,827
Park Hotels & Resorts Inc.	66,986	1,809,962
Pebblebrook Hotel Trust[b]	33,977	1,167,110
Pennsylvania REIT[b]	24,186	233,395
Physicians Realty Trust	75,988	1,183,133
Piedmont Office Realty Trust Inc. Class A	68,287	1,201,168
PotlatchDeltic Corp.	28,652	1,491,337
Power REIT[a]	239	1,494
Preferred Apartment Communities Inc. Class A	9,408	133,500
Prologis Inc.	249,942	15,743,847
PS Business Parks Inc.	9,351	1,057,037

Security	Shares	Value
Public Storage	71,855	$14,399,023
QTS Realty Trust Inc. Class A	24,870	900,791
Quality Care Properties Inc.[a]	42,064	817,303
RAIT Financial Trust[b]	16,269	2,627
Ramco-Gershenson Properties Trust[b]	31,074	384,075
Rayonier Inc.[b]	55,914	1,967,054
Realty Income Corp.[b]	129,460	6,696,966
Regency Centers Corp.	75,628	4,460,539
Retail Opportunity Investments Corp.[b]	74,271	1,312,369
Retail Properties of America Inc. Class A	110,571	1,289,258
Rexford Industrial Realty Inc.	60,939	1,754,434
RLJ Lodging Trust[b]	80,921	1,573,104
Ryman Hospitality Properties Inc.	25,184	1,950,501
Sabra Health Care REIT Inc.	93,152	1,644,133
Saul Centers Inc.	4,924	250,976
SBA Communications Corp.[a]	57,084	9,756,797
Select Income REIT	45,995	895,983
Senior Housing Properties Trust	74,825	1,171,759
Seritage Growth Properties Class Ab	11,897	422,938
Simon Property Group Inc.	147,770	22,808,299
SL Green Realty Corp.	46,598	4,512,084
Sotherly Hotels Inc.[b]	4,969	34,385
Spirit Realty Capital Inc.[b]	267,643	2,076,910
STAG Industrial Inc.	43,716	1,045,687
STORE Capital Corp.[b]	72,096	1,789,423
Summit Hotel Properties Inc.	33,895	461,311
Sun Communities Inc.	37,287	3,406,913
Sunstone Hotel Investors Inc.[b]	101,989	1,552,273
Tanger Factory Outlet Centers Inc.[b]	43,619	959,618
Taubman Centers Inc.	31,368	1,785,153
Terreno Realty Corp.	44,067	1,520,752
Tier REIT Inc.	21,476	396,876
UDR Inc.	124,338	4,428,920
UMH Properties Inc.	12,120	162,529
Uniti Group Inc.[b]	78,532	1,276,145
Universal Health Realty Income Trust[b]	5,329	320,273
Urban Edge Properties	42,964	917,281
Urstadt Biddle Properties Inc. Class A	3,588	69,248
Ventas Inc.	168,260	8,333,918
VEREIT Inc.	496,507	3,455,689
Vornado Realty Trust	81,058	5,455,203
Washington Prime Group Inc.[b]	119,844	799,359
Washington REIT	34,621	945,153
Weingarten Realty Investors	65,738	1,845,923
Welltower Inc.	171,322	9,325,056
Weyerhaeuser Co.	358,670	12,553,450
Wheeler Real Estate Investment Trust Inc.[b]	736	2,635
Whitestone REIT[b]	12,464	129,501
WP Carey Inc.[b]	55,282	3,426,931
Xenia Hotels & Resorts Inc.	51,058	1,006,864

		455,324,856
FOOD & STAPLES RETAILING — 1.48%
Andersons Inc. (The)	12,574	416,199
Casey’s General Stores Inc.	16,203	1,778,603
Chefs’ Warehouse Inc. (The)[a]	8,601	197,823

SCHEDULES OF INVESTMENTS	35

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Costco Wholesale Corp.	205,195	$38,664,894
CVS Health Corp.	474,680	29,529,843
Ingles Markets Inc. Class A	9,701	328,379
Kroger Co. (The)	413,275	9,893,804
Natural Grocers by Vitamin Cottage Inc.[a,b]	25,395	181,828
Performance Food Group Co.[a]	56,934	1,699,480
PriceSmart Inc.	17,446	1,457,613
Rite Aid Corp.[a,b]	522,408	877,646
Smart & Final Stores Inc.[a,b]	25,100	139,305
SpartanNash Co.	31,783	546,985
Sprouts Farmers Market Inc.[a]	62,928	1,476,920
SUPERVALU Inc.[a,b]	20,295	309,093
Sysco Corp.	221,511	13,281,800
U.S. Foods Holding Corp.[a]	64,344	2,108,553
United Natural Foods Inc.[a]	29,479	1,265,828
Village Super Market Inc. Class A	3,692	97,358
Walgreens Boots Alliance Inc.	402,972	26,382,577
Walmart Inc.	684,561	60,905,392
Weis Markets Inc.	17,996	737,476

		192,277,399
FOOD PRODUCTS — 1.22%
Alico Inc.	649	17,653
Arcadia Biosciences Inc.[a,b]	219	5,258
Archer-Daniels-Midland Co.	254,460	11,035,930
B&G Foods Inc.[b]	30,030	711,711
Blue Buffalo Pet Products Inc.[a]	43,214	1,720,349
Bridgford Foods Corp.[a]	641	9,461
Bunge Ltd.	64,638	4,779,334
Cal-Maine Foods Inc.[a]	13,520	590,824
Calavo Growers Inc.	7,759	715,380
Campbell Soup Co.	86,630	3,751,945
Coffee Holding Co. Inc.[a]	4,069	17,700
Conagra Brands Inc.	196,348	7,241,314
Darling Ingredients Inc.[a]	76,985	1,331,841
Dean Foods Co.	42,819	369,100
Farmer Bros. Co.[a]	13	393
Flowers Foods Inc.	85,524	1,869,555
Fresh Del Monte Produce Inc.	16,291	737,005
Freshpet Inc.[a,b]	8,475	139,414
General Mills Inc.	265,538	11,965,142
Hain Celestial Group Inc. (The)[a,b]	53,137	1,704,104
Hershey Co. (The)	67,439	6,673,764
Hormel Foods Corp.	124,494	4,272,634
Hostess Brands Inc.[a,b]	46,587	689,022
Ingredion Inc.	34,063	4,391,402
J&J Snack Foods Corp.	10,937	1,493,557
JM Smucker Co. (The)	54,818	6,797,980
John B Sanfilippo & Son Inc.	4,165	241,029
Kellogg Co.	113,434	7,374,344
Kraft Heinz Co. (The)	287,641	17,917,158
Lamb Weston Holdings Inc.	67,863	3,950,984
Lancaster Colony Corp.	9,217	1,134,981
Landec Corp.[a]	12,721	166,009
Lifeway Foods Inc.[a,b]	3,479	20,839
Limoneira Co.	4,947	117,392
McCormick & Co. Inc./MD NVS	55,854	5,942,307
Mondelez International Inc. Class A	705,743	29,450,655
Pilgrim’s Pride Corp.[a]	21,485	528,746

Security	Shares	Value
Pinnacle Foods Inc.	55,578	$3,006,770
Post Holdings Inc.[a,b]	29,836	2,260,375
RiceBran Technologies[a,b]	4,154	6,480
Rocky Mountain Chocolate Factory Inc.	3,439	41,371
S&W Seed Co.[a,b]	5,196	18,706
Sanderson Farms Inc.	8,817	1,049,399
Seaboard Corp.	76	324,140
Seneca Foods Corp. Class Aa	3,572	98,944
Seneca Foods Corp. Class Ba	117	3,808
Tootsie Roll Industries Inc.[b]	8,928	262,921
TreeHouse Foods Inc.[a,b]	25,823	988,246
Tyson Foods Inc. Class A	137,860	10,089,974

		158,027,350
GAS UTILITIES — 0.16%
Atmos Energy Corp.	50,265	4,234,324
Chesapeake Utilities Corp.	7,974	560,971
National Fuel Gas Co.	41,988	2,160,283
New Jersey Resources Corp.	39,000	1,563,900
Northwest Natural Gas Co.	23,942	1,380,256
ONE Gas Inc.	25,021	1,651,887
RGC Resources Inc.	1,246	31,648
South Jersey Industries Inc.	35,171	990,415
Southwest Gas Holdings Inc.	21,610	1,461,484
Spire Inc.	21,940	1,586,262
UGI Corp.	80,829	3,590,424
WGL Holdings Inc.	22,225	1,859,121

		21,070,975
HEALTH CARE EQUIPMENT & SUPPLIES — 2.84%
Abaxis Inc.	9,200	649,704
Abbott Laboratories	821,227	49,207,922
ABIOMED Inc.[a]	20,856	6,068,887
Accuray Inc.[a,b]	37,749	188,745
Aethlon Medical Inc.[a,b]	3,693	4,395
Akers Biosciences Inc.[a,b]	680	563
Align Technology Inc.[a]	34,847	8,751,127
Alliqua BioMedical Inc.[a]	1,090	2,104
Alphatec Holdings Inc.[a]	3,492	11,209
Amedica Corp.[a]	365	555
Analogic Corp.	4,976	477,198
AngioDynamics Inc.[a]	12,682	218,765
Anika Therapeutics Inc.[a]	7,747	385,181
Antares Pharma Inc.[a,b]	68,001	149,602
Apollo Endosurgery Inc.[a]	72	443
Atossa Genetics Inc.[a,b]	639	285
AtriCure Inc.[a,b]	12,717	260,953
Atrion Corp.	646	407,820
Avinger Inc.[a,b]	82	108
AxoGen Inc.[a]	12,043	439,570
Baxter International Inc.	235,552	15,320,302
Becton Dickinson and Co.	125,492	27,194,116
Biolase Inc.[a]	20,923	8,524
BioLife Solutions Inc.[a,b]	4,361	22,285

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Boston Scientific Corp.[a]	656,147	$17,925,936
Bovie Medical Corp.[a]	12,673	37,639
Cantel Medical Corp.	16,888	1,881,492
Cardiovascular Systems Inc.[a]	13,138	288,116
CAS Medical Systems Inc.[a,b]	12,566	15,833
Cerus Corp.[a,b]	47,692	261,352
Cesca Therapeutics Inc.[a]	272	549
Chembio Diagnostics Inc.[a,b]	4,168	33,344
CHF Solutions Inc.[a]	9	25
Cogentix Medical Inc.[a]	12,755	49,107
ConforMIS Inc.[a,b]	4,332	6,281
CONMED Corp.	12,501	791,688
Cooper Companies Inc. (The)	24,581	5,624,379
Corindus Vascular Robotics Inc.[a,b]	38,823	53,188
CryoLife Inc.[a]	12,192	244,450
CryoPort Inc.[a]	2,880	24,768
Cutera Inc.[a]	5,190	260,798
CytoSorbents Corp.[a]	8,350	58,868
Danaher Corp.	290,455	28,438,449
Dare Bioscience Inc.[a,b]	643	539
Daxor Corp.	131	1,255
DENTSPLY SIRONA Inc.	111,625	5,615,854
DexCom Inc.[a,b]	40,932	3,035,517
Edwards Lifesciences Corp.[a,b]	98,860	13,792,947
Electromed Inc.[a]	3,439	18,433
Endologix Inc.[a,b]	33,700	142,551
FONAR Corp.[a]	3,614	107,697
GenMark Diagnostics Inc.[a,b]	20,645	112,309
Glaukos Corp.[a,b]	14,363	442,811
Globus Medical Inc. Class Aa	33,951	1,691,439
Haemonetics Corp.[a]	22,195	1,623,786
Halyard Health Inc.[a]	21,611	995,835
Heska Corp.[a]	3,884	307,108
Hill-Rom Holdings Inc.	30,588	2,661,156
Hologic Inc.[a]	132,680	4,956,925
ICU Medical Inc.[a]	9,422	2,378,113
IDEXX Laboratories Inc.[a]	42,908	8,212,162
Inogen Inc.[a]	8,718	1,070,919
InspireMD Inc.[a]	2	2
Insulet Corp.[a]	26,111	2,263,301
Integer Holdings Corp.[a]	12,578	711,286
Integra LifeSciences Holdings Corp.[a]	25,402	1,405,747
Intuitive Surgical Inc.[a]	52,954	21,861,000
Invacare Corp.[b]	13,082	227,627
InVivo Therapeutics Holdings Corp.[a]	12,660	6,773
Invuity Inc.[a,b]	832	3,203
iRadimed Corp.[a,b]	3,385	47,729
iRhythm Technologies Inc.[a]	10,109	636,362
IRIDEX Corp.[a]	4,080	23,338
K2M Group Holdings Inc.[a,b]	12,093	229,162
Kewaunee Scientific Corp.	262	8,921
Lantheus Holdings Inc.[a]	13,624	216,622
LeMaitre Vascular Inc.	5,024	182,020
LivaNova PLC[a]	20,809	1,841,596
Masimo Corp.[a]	20,930	1,840,793
Medtronic PLC	644,434	51,696,495
Meridian Bioscience Inc.	17,996	255,543
Merit Medical Systems Inc.[a]	20,768	941,829
Microbot Medical Inc.[a]	263	178
Milestone Scientific Inc.[a]	4,990	3,593

Security	Shares	Value
Misonix Inc.[a,b]	3,576	$35,402
Natus Medical Inc.[a]	16,242	546,543
Neogen Corp.[a]	29,610	1,983,574
NeuroMetrix Inc.[a]	108	152
Nevro Corp.[a,b]	12,305	1,066,474
NuVasive Inc.[a]	21,425	1,118,599
Nuvectra Corp.[a]	4,104	53,434
NxStage Medical Inc.[a]	26,504	658,889
OraSure Technologies Inc.[a]	25,761	435,103
Orthofix International NVa	8,579	504,274
Penumbra Inc.[a,b]	12,846	1,485,640
Precision Therapeutics Inc.[a,b]	57	63
Presbia PLC[a]	1,019	2,588
Pro-Dex Inc.[a]	613	4,199
Quidel Corp.[a]	12,985	672,753
ReShape Lifesciences Inc.[a,b]	27	39
ResMed Inc.	68,911	6,785,666
Retractable Technologies Inc.[a]	5,043	5,194
Rockwell Medical Inc.[a,b]	29,461	153,492
RTI Surgical Inc.[a,b]	26,455	121,693
SeaSpine Holdings Corp.[a]	4,239	42,983
Second Sight Medical Products Inc.[a]	7,922	15,210
Senseonics Holdings Inc.[a,b]	7,679	23,037
Sientra Inc.[a,b]	4,383	42,340
Sorrento Tech Inc. NVS[a,d]	126	82
STAAR Surgical Co.[a,b]	12,950	191,660
STERIS PLC	43,042	4,018,401
Strata Skin Sciences Inc.[a]	1,191	1,334
Stryker Corp.	151,016	24,301,495
Surmodics Inc.[a]	5,078	193,218
Tactile Systems Technology Inc.[a]	8,232	261,778
Tandem Diabetes Care Inc.[a]	822	4,077
Teleflex Inc.	20,928	5,336,221
TransEnterix Inc.[a,b]	29,172	49,592
Utah Medical Products Inc.	754	74,533
Varex Imaging Corp.[a]	17,935	641,714
Varian Medical Systems Inc.[a]	45,041	5,524,279
Vermillion Inc.[a,b]	12,159	16,536
ViewRay Inc.[a,b]	20,303	130,548
VolitionRx Ltd.[a,b]	4,982	11,957
West Pharmaceutical Services Inc.	34,028	3,004,332
Wright Medical Group NVa	47,428	940,972
Xtant Medical Holdings Inc.[a,b]	120	947
Zimmer Biomet Holdings Inc.	95,961	10,463,587
Zosano Pharma Corp.[a,b]	201	1,013

		368,262,718
HEALTH CARE PROVIDERS & SERVICES — 2.47%
AAC Holdings Inc.[a,b]	4,124	47,343
Acadia Healthcare Co. Inc.[a,b]	42,035	1,646,931
Aceto Corp.	13,045	99,142
Addus HomeCare Corp.[a,b]	3,646	177,378
Aetna Inc.	154,961	26,188,409
Almost Family Inc.[a]	4,134	231,504
Amedisys Inc.[a]	12,873	776,757
American Renal Associates Holdings Inc.[a,b]	4,114	77,549

SCHEDULES OF INVESTMENTS	37

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
American Shared Hospital Services[a]	709	$1,808
AmerisourceBergen Corp.	76,982	6,636,618
AMN Healthcare Services Inc.[a]	21,768	1,235,334
Anthem Inc.	120,840	26,548,548
BioScrip Inc.[a]	22,924	56,393
BioTelemetry Inc.[a,b]	12,805	397,595
Brookdale Senior Living Inc.[a,b]	105,879	710,448
Capital Senior Living Corp.[a,b]	12,829	137,912
Cardinal Health Inc.	145,167	9,099,068
Centene Corp.[a]	85,391	9,125,736
Chemed Corp.	8,232	2,246,183
Cigna Corp.	115,725	19,411,711
Civitas Solutions Inc.[a]	8,464	130,346
Community Health Systems Inc.[a]	51,374	203,441
CorVel Corp.[a]	4,413	223,077
Cross Country Healthcare Inc.[a]	16,236	180,382
DaVita Inc.[a]	70,037	4,618,240
Digirad Corp.	8,843	13,707
Diplomat Pharmacy Inc.[a,b]	28,118	566,578
Diversicare Healthcare Services Inc.	3,405	25,606
Encompass Health Corp.	48,389	2,766,399
Ensign Group Inc. (The)	21,578	567,501
Envision Healthcare Corp.[a]	57,395	2,205,690
Express Scripts Holding Co.[a]	261,536	18,066,907
Five Star Senior Living Inc.[a]	2,456	3,193
Genesis Healthcare Inc.[a,b]	12,193	18,411
HCA Healthcare Inc.	124,908	12,116,076
HealthEquity Inc.[a,b]	21,758	1,317,229
Henry Schein Inc.[a,b]	73,913	4,967,693
Humana Inc.	65,288	17,551,373
InfuSystem Holdings Inc.[a]	8,444	24,488
Interpace Diagnostics Group Inc.[a,b]	271	239
Joint Corp. (The)[a]	4,056	27,784
Kindred Healthcare Inc.	51,377	470,100
Laboratory Corp. of America Holdings[a]	50,730	8,205,577
LHC Group Inc.[a]	8,797	541,543
LifePoint Health Inc.[a]	25,501	1,198,547
Magellan Health Inc.[a]	12,253	1,312,296
McKesson Corp.	97,303	13,707,074
MEDNAX Inc.[a]	44,661	2,484,491
Molina Healthcare Inc.[a]	20,530	1,666,625
National Healthcare Corp.	4,687	279,486
National Research Corp. Class A	4,239	123,991
National Research Corp. Class B	194	9,409
Owens & Minor Inc.	35,061	545,199
Patterson Companies Inc.	43,612	969,495
Premier Inc. Class Aa,b	21,370	669,095
Providence Service Corp. (The)[a]	5,000	345,700
Psychemedics Corp.	3,463	71,615
Quest Diagnostics Inc.	66,112	6,631,034
Quorum Health Corp.[a]	13,219	108,131
RadNet Inc.[a]	13,726	197,654
Regional Health Properties Inc.[a]	8,467	3,139
Select Medical Holdings Corp.[a]	68,415	1,180,159
Sharps Compliance Corp.[a]	4,900	22,246
Surgery Partners Inc.[a,b]	16,341	280,248
Tenet Healthcare Corp.[a]	35,913	870,890
Tivity Health Inc.[a]	23,899	947,595
Triple-S Management Corp. Class Ba	11,993	313,497
U.S. Physical Therapy Inc.	4,976	404,549

Security	Shares	Value
UnitedHealth Group Inc.	455,405	$97,456,670
Universal Health Services Inc. Class B	38,356	4,541,734
WellCare Health Plans Inc.[a]	21,016	4,069,328

		320,073,844
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a]	85,835	1,060,062
athenahealth Inc.[a,b]	19,997	2,860,171
Castlight Health Inc. Class Ba	18,004	65,715
Cerner Corp.[a]	148,239	8,597,862
Computer Programs & Systems Inc.	4,445	129,794
Cotiviti Holdings Inc.[a]	18,091	623,054
Evolent Health Inc. Class Aa	29,102	414,704
HealthStream Inc.	12,058	299,400
HMS Holdings Corp.[a]	38,774	652,954
HTG Molecular Diagnostics Inc.[a]	3,456	12,511
Icad Inc.[a]	5,130	15,800
Inovalon Holdings Inc. Class Aa,b	30,415	322,399
Medidata Solutions Inc.[a]	25,923	1,628,224
Micron Solutions Inc.[a]	620	2,362
Omnicell Inc.[a,b]	16,861	731,768
Quality Systems Inc.[a]	20,802	283,947
Simulations Plus Inc.	4,428	65,313
Streamline Health Solutions Inc.[a]	9,475	17,434
Tabula Rasa HealthCare Inc.[a]	7,451	289,099
Teladoc Inc.[a,b]	22,414	903,284
Veeva Systems Inc. Class Aa	52,515	3,834,645
Vocera Communications Inc.[a,b]	12,039	281,953

		23,092,455
HOTELS, RESTAURANTS & LEISURE — 2.04%
Aramark	111,598	4,414,817
Ark Restaurants Corp.	295	7,080
Bagger Dave’s Burger Tavern Inc.[a]	3,276	180
Belmond Ltd. Class Aa,b	39,353	438,786
Biglari Holdings Inc.[a]	199	81,274
BJ’s Restaurants Inc.	12,046	540,865
Bloomin’ Brands Inc.	54,862	1,332,049
Bojangles’ Inc.[a,b]	4,081	56,522
Bowl America Inc.	686	10,153
Boyd Gaming Corp.	36,980	1,178,183
Bravo Brio Restaurant Group Inc.[a]	7,744	30,976
Brinker International Inc.	25,806	931,597
Caesars Entertainment Corp.[a,b]	67,184	755,820
Canterbury Park Holding Corp.	598	8,641
Carnival Corp.	191,366	12,549,782
Carrols Restaurant Group Inc.[a]	16,368	183,322
Century Casinos Inc.[a]	9,212	68,722
Chanticleer Holdings Inc.[a,b]	1,017	3,763
Cheesecake Factory Inc. (The)	21,192	1,021,878
Chipotle Mexican Grill Inc.[a,b]	11,970	3,867,627
Choice Hotels International Inc.	16,838	1,349,566
Churchill Downs Inc.	4,839	1,180,958
Chuy’s Holdings Inc.[a]	8,287	217,119

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[b]	12,864	$2,047,949
Darden Restaurants Inc.	59,751	5,093,773
Dave & Buster’s Entertainment Inc.[a]	17,341	723,813
Del Frisco’s Restaurant Group Inc.[a]	11,981	182,710
Del Taco Restaurants Inc.[a]	12,606	130,598
Denny’s Corp.[a,b]	37,793	583,146
Dine Brands Global Inc.	8,297	544,117
Diversified Restaurant Holdings Inc.[a]	5,128	6,923
Domino’s Pizza Inc.	20,858	4,871,594
Dover Downs Gaming & Entertainment Inc.[a]	8,282	11,015
Dover Motorsports Inc.	8,322	17,476
Drive Shack Inc.[a]	24,416	116,708
Dunkin’ Brands Group Inc.	42,665	2,546,674
El Pollo Loco Holdings Inc.[a,b]	8,888	84,436
Eldorado Resorts Inc.[a]	35,217	1,162,161
Empire Resorts Inc.[a,b]	635	10,954
Extended Stay America Inc.	93,671	1,851,876
Famous Dave’s of America Inc.[a]	3,640	25,844
Fiesta Restaurant Group Inc.[a,b]	16,669	308,376
Flanigan’s Enterprises Inc.	198	4,752
Fogo De Chao Inc.[a]	3,420	53,865
Full House Resorts Inc.[a]	4,630	14,862
Gaming Partners International Corp.	825	8,118
Golden Entertainment Inc.[a]	4,216	97,938
Good Times Restaurants Inc.[a]	4,905	14,960
Habit Restaurants Inc. (The) Class Aa	4,900	43,120
Hilton Grand Vacations Inc.[a]	26,366	1,134,265
Hilton Worldwide Holdings Inc.	94,196	7,418,877
Hyatt Hotels Corp. Class A	20,303	1,548,307
ILG Inc.	51,543	1,603,503
International Speedway Corp. Class A	6,401	282,284
J Alexander’s Holdings Inc.[a]	7,814	89,470
Jack in the Box Inc.	16,251	1,386,698
Jamba Inc.[a]	8,295	71,088
Kona Grill Inc.[a,b]	4,430	8,417
La Quinta Holdings Inc.[a]	38,832	734,313
Las Vegas Sands Corp.	176,077	12,659,936
Lindblad Expeditions Holdings Inc.[a,b]	8,497	87,264
Luby’s Inc.[a]	9,184	25,532
Marcus Corp. (The)	8,600	261,010
Marriott International Inc./MD Class A	145,607	19,799,640
Marriott Vacations Worldwide Corp.	12,253	1,632,100
McDonald’s Corp.	373,828	58,459,223
MGM Resorts International	243,355	8,522,292
Monarch Casino & Resort Inc.[a]	4,480	189,459
Nathan’s Famous Inc.	709	52,395
Nevada Gold & Casinos Inc.[a]	7,705	16,874
Noodles & Co.[a,b]	8,874	66,999
Norwegian Cruise Line Holdings Ltd.[a]	87,115	4,614,482
ONE Group Hospitality Inc. (The)[a]	7,869	21,640
Papa John’s International Inc.	12,942	741,577
Papa Murphy’s Holdings Inc.[a]	17,680	85,925
Peak Resorts Inc.	4,916	23,843
Penn National Gaming Inc.[a,b]	23,225	609,888
Pinnacle Entertainment Inc.[a]	29,392	886,169
Planet Fitness Inc. Class Aa	43,286	1,634,912
Potbelly Corp.[a,b]	12,066	145,395
Rave Restaurant Group Inc.[a]	3,285	4,041
RCI Hospitality Holdings Inc.	4,414	125,313
Red Lion Hotels Corp.[a,b]	8,799	85,790

Security	Shares	Value
Red Robin Gourmet Burgers Inc.[a]	5,174	$300,092
Red Rock Resorts Inc. Class A	31,776	930,401
Royal Caribbean Cruises Ltd.	80,912	9,526,579
Ruth’s Hospitality Group Inc.	16,510	403,669
Scientific Games Corp./DE Class Aa,b	23,360	971,776
SeaWorld Entertainment Inc.[a,b]	30,194	447,777
Shake Shack Inc. Class Aa	5,151	214,436
Six Flags Entertainment Corp.	41,151	2,562,061
Sonic Corp.	22,072	556,877
Speedway Motorsports Inc.	4,586	81,723
Starbucks Corp.	659,760	38,193,506
Texas Roadhouse Inc.	29,634	1,712,252
Town Sports International Holdings Inc.[a]	12,736	96,794
Vail Resorts Inc.	18,780	4,163,526
Wendy’s Co. (The)	98,901	1,735,713
Wingstop Inc.	8,496	401,266
Wyndham Worldwide Corp.	51,561	5,900,125
Wynn Resorts Ltd.	38,201	6,966,334
Yum! Brands Inc.	155,576	13,244,185
Zoe’s Kitchen Inc.[a]	20,992	303,124

		264,528,575
HOUSEHOLD DURABLES — 0.52%
AV Homes Inc.[a,b]	4,529	84,013
Bassett Furniture Industries Inc.	9,389	284,956
Beazer Homes USA Inc.[a,b]	12,602	201,002
Cavco Industries Inc.[a]	4,130	717,587
Century Communities Inc.[a,b]	8,463	253,467
Comstock Holding Companies Inc.[a,b]	285	430
CSS Industries Inc.	4,200	73,500
CTI Industries Corp.[a]	230	920
Dixie Group Inc. (The)[a]	7,764	21,351
DR Horton Inc.	159,703	7,001,380
Emerson Radio Corp.[a]	8,658	12,641
Ethan Allen Interiors Inc.	12,600	289,170
Flexsteel Industries Inc.	13	515
Garmin Ltd.	53,893	3,175,914
GoPro Inc. Class Aa,b	46,565	223,046
Green Brick Partners Inc.[a]	12,683	138,245
Hamilton Beach Brands Holding Co. Class A	28	594
Helen of Troy Ltd.[a]	12,841	1,117,167
Hooker Furniture Corp.	4,992	183,206
Hovnanian Enterprises Inc. Class Aa	56,580	103,541
Installed Building Products Inc.[a]	10,918	655,626
iRobot Corp.[a,b]	12,979	833,122
KB Home	38,888	1,106,364
La-Z-Boy Inc.	22,142	663,153
Leggett & Platt Inc.	60,876	2,700,459
Lennar Corp. Class A	128,133	7,552,159
Lennar Corp. Class Bb	6,581	313,848
LGI Homes Inc.[a,b]	7,999	564,489
Libbey Inc.	9,244	45,203
Lifetime Brands Inc.	4,586	56,866
Live Ventures Inc.[a,b]	631	7,673
M/I Homes Inc.[a]	12,099	385,353
MDC Holdings Inc.	21,906	611,616

SCHEDULES OF INVESTMENTS	39

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Meritage Homes Corp.[a]	17,050	$771,512
Mohawk Industries Inc.[a]	29,759	6,910,635
New Home Co. Inc. (The)[a,b]	5,134	56,885
Newell Brands Inc.	232,818	5,932,203
Nova Lifestyle Inc.[a,b]	8,666	18,719
NVR Inc.[a]	1,615	4,522,000
P&F Industries Inc. Class A	689	5,347
PICO Holdings Inc.	9,740	111,523
PulteGroup Inc.	145,859	4,301,382
Roku Inc.[a]	8,800	273,680
Skyline Corp.[a]	4,394	96,668
Taylor Morrison Home Corp. Class Aa	42,758	995,406
Tempur Sealy International Inc.[a,b]	24,936	1,129,351
Toll Brothers Inc.	71,958	3,112,183
TopBuild Corp.[a]	17,773	1,359,990
TRI Pointe Group Inc.[a,b]	68,611	1,127,279
Tupperware Brands Corp.	22,331	1,080,374
Turtle Beach Corp.[a]	8,396	5,037
Universal Electronics Inc.[a]	4,123	214,602
Vuzix Corp.[a]	5,146	28,303
Whirlpool Corp.	33,090	5,066,410
William Lyon Homes Class Aa	8,595	236,277
ZAGG Inc.[a,b]	13,000	158,600

		66,892,942
HOUSEHOLD PRODUCTS — 1.25%
Central Garden & Pet Co.[a]	4,435	190,705
Central Garden & Pet Co. Class A NVS[a]	20,707	820,204
Church & Dwight Co. Inc.	120,832	6,085,100
Clorox Co. (The)	61,693	8,211,955
Colgate-Palmolive Co.	409,321	29,340,129
Energizer Holdings Inc.	29,453	1,754,810
HRG Group Inc.[a]	71,495	1,178,953
Kimberly-Clark Corp.	162,939	17,944,472
Ocean Bio-Chem Inc.	728	2,898
Oil-Dri Corp. of America	3,428	137,771
Orchids Paper Products Co.[b]	4,269	34,792
Procter & Gamble Co. (The)	1,187,741	94,164,107
Spectrum Brands Holdings Inc.[b]	12,022	1,246,681
WD-40 Co.	7,603	1,001,315

		162,113,892
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	291,077	3,309,545
Dynegy Inc.[a]	72,040	973,981
NRG Energy Inc.	147,725	4,510,044
NRG Yield Inc. Class A	16,508	271,392
NRG Yield Inc. Class C	29,298	498,066
Ormat Technologies Inc.	16,728	943,125
Pattern Energy Group Inc. Class A	66,060	1,142,177
TerraForm Power Inc. Class A	20,717	222,293
U.S. Geothermal Inc.[a]	8,913	47,774
Vistra Energy Corp.[a]	125,422	2,612,540

		14,530,937

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.44%
3M Co.	281,202	$61,729,463
Carlisle Companies Inc.	29,888	3,120,606
General Electric Co.	4,121,465	55,557,348
Honeywell International Inc.	357,529	51,666,516
Raven Industries Inc.	17,104	599,495
Roper Technologies Inc.	47,926	13,452,349

		186,125,777
INSURANCE — 2.80%
1347 Property Insurance Holdings Inc.[a]	3,505	25,061
Aflac Inc.	368,970	16,146,127
Alleghany Corp.	5,450	3,348,698
Allstate Corp. (The)	167,941	15,920,807
American Equity Investment Life Holding Co.	15,394	451,968
American Financial Group Inc./OH	35,119	3,941,054
American International Group Inc.	424,450	23,098,569
American National Insurance Co.	4,279	500,472
AMERISAFE Inc.	6,027	332,992
AmTrust Financial Services Inc.	53,495	658,523
Aon PLC	118,760	16,665,591
Arch Capital Group Ltd.[a]	61,141	5,233,058
Argo Group International Holdings Ltd.	18,854	1,082,220
Arthur J Gallagher & Co.	81,522	5,603,007
Aspen Insurance Holdings Ltd.	25,054	1,123,672
Assurant Inc.	28,163	2,574,380
Assured Guaranty Ltd.	64,142	2,321,940
Athene Holding Ltd. Class A NVS[a]	38,559	1,843,506
Atlantic American Corp.	749	2,434
Atlas Financial Holdings Inc.[a]	4,459	46,151
Axis Capital Holdings Ltd.	43,721	2,517,018
Baldwin & Lyons Inc. Class A	175	3,896
Baldwin & Lyons Inc. Class B	4,150	91,300
Blue Capital Reinsurance Holdings Ltd.	3,552	43,334
Brighthouse Financial Inc.[a]	46,915	2,411,431
Brown & Brown Inc.	104,528	2,659,192
Chubb Ltd.	221,619	30,310,831
Cincinnati Financial Corp.	72,814	5,407,168
Citizens Inc./TXa,b	21,355	156,319
CNA Financial Corp.	12,718	627,633
CNO Financial Group Inc.	41,242	893,714
Conifer Holdings Inc.[a]	833	4,873
Crawford & Co. Class A NVS	8,421	67,536
Crawford & Co. Class B	4,973	40,878
Donegal Group Inc. Class A	4,016	63,453
eHealth Inc.[a]	8,356	119,574
EMC Insurance Group Inc.	4,105	111,163
Employers Holdings Inc.	20,991	849,086
Enstar Group Ltd.[a]	4,930	1,036,533
Erie Indemnity Co. Class A NVS	10,977	1,291,334
Everest Re Group Ltd.	19,864	5,101,473
FBL Financial Group Inc. Class A	7,164	496,823
Federated National Holding Co.	5,072	79,985
First Acceptance Corp.[a]	8,624	7,330

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
First American Financial Corp.	48,497	$2,845,804
FNF Group	126,157	5,048,803
Genworth Financial Inc. Class Aa	233,147	659,806
Global Indemnity Ltd.	4,199	144,950
Greenlight Capital Re Ltd. Class Aa	13,522	217,028
Hallmark Financial Services Inc.[a]	7,726	68,916
Hanover Insurance Group Inc. (The)	21,024	2,478,519
Hartford Financial Services Group Inc. (The)	176,467	9,091,580
HCI Group Inc.	3,226	123,104
Health Insurance Innovations Inc. Class Aa	4,126	119,241
Heritage Insurance Holdings Inc.	12,115	183,663
Horace Mann Educators Corp.	17,863	763,643
Independence Holding Co.	4,017	143,206
Infinity Property & Casualty Corp.	4,162	492,781
Investors Title Co.	321	64,168
James River Group Holdings Ltd.	7,548	267,728
Kemper Corp.	22,046	1,256,622
Kingstone Companies Inc.	3,510	58,968
Kinsale Capital Group Inc.	5,456	280,057
Lincoln National Corp.	107,819	7,877,256
Loews Corp.	134,311	6,679,286
Maiden Holdings Ltd.	14,308	93,002
Markel Corp.[a,b]	7,305	8,548,676
Marsh & McLennan Companies Inc.	243,560	20,115,620
MBIA Inc.[a,b]	60,799	562,999
Mercury General Corp.	17,018	780,616
MetLife Inc.	492,549	22,603,074
National General Holdings Corp.	26,323	639,912
National Security Group Inc. (The)	249	3,909
National Western Life Group Inc. Class A	423	128,964
Navigators Group Inc. (The)	15,668	903,260
Old Republic International Corp.	115,178	2,470,568
Primerica Inc.	20,879	2,016,911
Principal Financial Group Inc.	124,746	7,598,279
ProAssurance Corp.	25,161	1,221,567
Progressive Corp. (The)	273,778	16,681,294
Prudential Financial Inc.	195,607	20,255,105
Reinsurance Group of America Inc.	31,298	4,819,892
RenaissanceRe Holdings Ltd.	18,705	2,590,830
RLI Corp.	18,049	1,144,126
Safety Insurance Group Inc.	3,104	238,542
Selective Insurance Group Inc.	26,430	1,604,301
State Auto Financial Corp.	7,807	223,046
Stewart Information Services Corp.	7,915	347,785
Third Point Reinsurance Ltd.[a]	27,840	388,368
Torchmark Corp.	51,696	4,351,252
Travelers Companies Inc. (The)	127,535	17,709,510
Trupanion Inc.[a,b]	7,675	229,406
Unico American Corp.[a]	619	4,921
United Fire Group Inc.	5,340	255,572
United Insurance Holdings Corp.	5,558	106,380
Universal Insurance Holdings Inc.	13,307	424,493
Unum Group	111,309	5,299,422
Validus Holdings Ltd.	39,108	2,637,835
White Mountains Insurance Group Ltd.	1,597	1,313,564
Willis Towers Watson PLC	63,235	9,623,735
WMIH Corp.[a,b]	46,924	66,632
WR Berkley Corp.	46,634	3,390,292

Security	Shares	Value
XL Group Ltd.	122,426	$6,765,261

		362,336,157
INTERNET & DIRECT MARKETING RETAIL — 3.13%
1-800-Flowers.com Inc. Class Aa,b	7,902	93,244
Amazon.com Inc.[a]	190,023	275,027,889
Booking Holdings Inc.[a]	23,110	48,077,813
CafePress Inc.[a]	4,032	5,362
Duluth Holdings Inc. Class Ba,b	3,882	72,710
EVINE Live Inc.[a]	21,164	21,587
Expedia Group Inc.	57,690	6,369,553
FTD Companies Inc.[a]	8,534	31,064
Gaia Inc.[a]	8,436	130,758
Groupon Inc.[a,b]	196,390	852,333
JRjr33 Inc.[a]	5,050	654
Lands’ End Inc.[a]	8,321	194,295
Liberty Expedia Holdings Inc. Class Aa,b	26,769	1,051,486
Liberty Interactive Corp. QVC Group Series Aa	229,893	5,786,407
Liberty TripAdvisor Holdings Inc. Class Aa	33,395	358,996
Netflix Inc.[a]	205,785	60,778,600
Nutrisystem Inc.	12,988	350,027
Overstock.com Inc.[a,b]	7,897	286,266
PetMed Express Inc.	11,011	459,709
Shutterfly Inc.[a,b]	16,741	1,360,206
TripAdvisor Inc.[a,b]	53,746	2,197,674
U.S. Auto Parts Network Inc.[a]	8,278	16,970
Wayfair Inc. Class Aa,b	20,487	1,383,487

		404,907,090
INTERNET SOFTWARE & SERVICES — 4.40%
2U Inc.[a,b]	24,336	2,044,954
Akamai Technologies Inc.[a]	81,339	5,773,442
Alarm.com Holdings Inc.[a,b]	11,774	444,351
Alphabet Inc. Class Aa	141,445	146,698,267
Alphabet Inc. Class C NVS[a]	143,756	148,326,003
Alteryx Inc. Class Aa,b	12,482	426,135
Amber Road Inc.[a]	5,022	44,696
ANGI Homeservices Inc.[a]	27,349	371,399
Appfolio Inc. Class Aa	4,423	180,680
Apptio Inc. Class Aa	11,022	312,363
AutoWeb Inc.[a]	2,690	8,016
Benefitfocus Inc.[a,b]	10,751	262,324
Blucora Inc.[a]	17,944	441,422
Box Inc. Class Aa,b	74,444	1,529,824
Brightcove Inc.[a]	16,348	113,619
BroadVision Inc.[a]	885	2,390
Carbonite Inc.[a]	8,624	248,371
Care.com Inc.[a]	5,150	83,790
Cars.com Inc.[a,b]	33,917	960,869
ChannelAdvisor Corp.[a]	11,982	109,036
Cloudera Inc.[a]	42,139	909,360
CommerceHub Inc. Series C NVS[a]	19,487	438,263
Cornerstone OnDemand Inc.[a]	25,627	1,002,272
Coupa Software Inc.[a,b]	12,919	589,365

SCHEDULES OF INVESTMENTS	41

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Determine Inc.[a]	4,092	$5,811
DHI Group Inc.[a]	18,033	28,853
eBay Inc.[a]	446,381	17,962,371
eGain Corp.[a]	8,545	67,933
Endurance International Group Holdings Inc.[a,b]	29,390	217,486
Envestnet Inc.[a]	29,292	1,678,432
Etsy Inc.[a]	50,664	1,421,632
Facebook Inc. Class Aa	1,133,689	181,152,165
Five9 Inc.[a]	24,732	736,766
Glowpoint Inc.[a,b]	7,855	1,738
GoDaddy Inc. Class Aa	53,997	3,316,496
Gogo Inc.[a,b]	21,591	186,330
GrubHub Inc.[a,b]	42,110	4,272,902
GTT Communications Inc.[a]	15,730	891,891
Hortonworks Inc.[a]	24,702	503,180
IAC/InterActiveCorp.[a]	34,982	5,470,485
Instructure Inc.[a,b]	12,990	547,528
Internap Corp.[a]	6,310	69,410
Inuvo Inc.[a]	9,483	8,702
iPass Inc.[a]	25,542	9,706
Issuer Direct Corp.	318	5,406
IZEA Inc.[a]	3,865	14,146
j2 Global Inc.	25,191	1,988,074
Leaf Group Ltd.[a]	5,151	36,315
Limelight Networks Inc.[a]	29,992	123,267
Liquidity Services Inc.[a]	12,442	80,873
LivePerson Inc.[a]	21,730	355,285
LogMeIn Inc.	25,046	2,894,065
Marchex Inc. Class B	12,933	35,307
Marin Software Inc.[a]	1,625	10,806
Match Group Inc.[a,b]	25,436	1,130,376
Meet Group Inc. (The)[a,b]	17,988	37,595
MINDBODY Inc. Class Aa,b	24,599	956,901
MuleSoft Inc. Class Aa	21,956	965,625
Net Element Inc.[a]	51	355
New Relic Inc.[a]	22,252	1,649,318
NIC Inc.	26,620	354,046
Nutanix Inc. Class Aa	27,735	1,362,066
Okta Inc.[a]	20,482	816,208
Pandora Media Inc.[a,b]	116,062	583,792
Q2 Holdings Inc.[a]	24,154	1,100,215
QuinStreet Inc.[a]	16,880	215,558
Qumu Corp.[a]	4,909	8,640
Quotient Technology Inc.[a,b]	29,223	382,821
Reis Inc.	4,277	91,742
Remark Holdings Inc.[a,b]	7,803	44,321
SharpSpring Inc.[a,b]	3,586	22,843
Shutterstock Inc.[a]	8,682	418,038
SPS Commerce Inc.[a]	8,276	530,243
Stamps.com Inc.[a,b]	8,426	1,694,047
Support.com Inc.[a]	5,669	15,646
Synacor Inc.[a,b]	12,643	20,229
TechTarget Inc.[a]	8,419	167,370
Telaria Inc.[a]	16,249	61,096
Trade Desk Inc. (The) Class Aa	9,012	447,175
Travelzoo[a]	3,990	28,927
TrueCar Inc.[a]	38,773	366,793
Twilio Inc. Class Aa	33,303	1,271,509
Twitter Inc.[a,b]	305,095	8,850,806
VeriSign Inc.[a,b]	42,366	5,022,913

Security	Shares	Value
Web.com Group Inc.[a]	22,236	$402,472
XO Group Inc.[a]	11,961	248,191
Yelp Inc.[a]	35,236	1,471,103
Zillow Group Inc. Class Aa	21,146	1,141,884
Zillow Group Inc. Class C NVS[a,b]	47,511	2,556,092

		569,851,528
IT SERVICES — 4.19%
Accenture PLC Class A	289,097	44,376,389
Acxiom Corp.[a]	34,924	793,124
ALJ Regional Holdings Inc.[a,b]	5,173	10,863
Alliance Data Systems Corp.	23,648	5,033,713
Automatic Data Processing Inc.	210,047	23,836,134
Black Knight Inc.[a]	49,738	2,342,660
Blackhawk Network Holdings Inc.[a]	25,774	1,152,098
Booz Allen Hamilton Holding Corp.	74,050	2,867,216
Broadridge Financial Solutions Inc.	55,173	6,051,926
CACI International Inc. Class Aa	12,147	1,838,448
Cardtronics PLC Class Aa,b	20,981	468,086
Cass Information Systems Inc.	4,685	278,804
Cognizant Technology Solutions Corp. Class A	279,310	22,484,455
Computer Task Group Inc.[a]	7,848	64,275
Conduent Inc.[a,b]	77,320	1,441,245
Convergys Corp.	43,601	986,255
CoreLogic Inc./U.S.[a]	42,047	1,901,786
CSG Systems International Inc.	13,746	622,556
CSP Inc.	681	7,321
CSRA Inc.	79,254	3,267,642
DST Systems Inc.	27,124	2,268,923
DXC Technology Co.	133,480	13,418,744
Edgewater Technology Inc.[a]	4,894	27,162
EPAM Systems Inc.[a]	23,130	2,648,848
Euronet Worldwide Inc.[a,b]	23,774	1,876,244
Everi Holdings Inc.[a]	30,265	198,841
EVERTEC Inc.	29,716	485,857
ExlService Holdings Inc.[a]	16,431	916,357
Fidelity National Information Services Inc.	155,476	14,972,339
First Data Corp. Class Aa	202,485	3,239,760
Fiserv Inc.[a]	199,430	14,221,353
FleetCor Technologies Inc.[a]	43,922	8,894,205
Gartner Inc.[a]	43,305	5,093,534
Genpact Ltd.	60,554	1,937,122
Global Payments Inc.	72,183	8,049,848
Hackett Group Inc. (The)	12,152	195,161
Information Services Group Inc.[a]	13,621	56,936
Innodata Inc.[a]	12,650	13,662
Inpixon[a,b]	20	21
International Business Machines Corp.	404,425	62,050,928
Jack Henry & Associates Inc.	35,197	4,257,077
JetPay Corp.[a]	4,135	9,511
Leidos Holdings Inc.	65,040	4,253,616
ManTech International Corp./VA Class A	12,075	669,800
Mastercard Inc. Class A	436,438	76,446,480
Mattersight Corp.[a,b]	7,788	16,355
MAXIMUS Inc.	29,932	1,997,662
MoneyGram International Inc.[a,b]	13,072	112,681

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Paychex Inc.	153,715	$9,467,307
Payment Data Systems Inc.[a,b]	908	1,653
PayPal Holdings Inc.[a]	532,803	40,423,764
Perficient Inc.[a]	16,873	386,729
PFSweb Inc.[a]	7,719	67,464
PRGX Global Inc.[a]	12,150	114,818
Sabre Corp.	100,872	2,163,704
Science Applications International Corp.	21,712	1,710,906
ServiceSource International Inc.[a,b]	25,965	98,927
Square Inc. Class Aa,b	130,027	6,397,328
StarTek Inc.[a,b]	4,942	48,333
Steel Connect Inc.[a]	21,383	45,332
Sykes Enterprises Inc.[a]	17,317	501,154
Syntel Inc.[a]	13,627	347,897
Teradata Corp.[a]	63,304	2,511,270
Total System Services Inc.	77,443	6,680,233
Travelport Worldwide Ltd.	52,137	851,919
TTEC Holdings Inc.	7,987	245,201
Unisys Corp.[a,b]	22,115	237,736
Virtusa Corp.[a]	12,716	616,217
Visa Inc. Class A	854,363	102,198,902
Western Union Co. (The)	228,292	4,390,055
WEX Inc.[a]	17,402	2,725,501
WidePoint Corp.[a,b]	35,092	20,388
Worldpay Inc. Class Aa	139,911	11,506,281

		541,913,042
LEISURE PRODUCTS — 0.12%
American Outdoor Brands Corp.[a]	25,215	260,219
Brunswick Corp./DE	42,460	2,521,699
Callaway Golf Co.	43,111	705,296
Clarus Corp.[a]	11,448	77,274
Escalade Inc.	4,288	58,746
Hasbro Inc.	54,235	4,572,011
JAKKS Pacific Inc.[a]	7,920	16,632
Johnson Outdoors Inc. Class A	3,590	222,580
Malibu Boats Inc. Class Aa	8,506	282,484
Marine Products Corp.	1,322	18,521
Mattel Inc.[b]	159,791	2,101,252
MCBC Holdings Inc.[a]	3,619	91,199
Nautilus Inc.[a]	12,940	174,043
Polaris Industries Inc.	28,885	3,307,910
Sturm Ruger & Co. Inc.[b]	8,718	457,695
Summer Infant Inc.[a]	4,980	5,727
Vista Outdoor Inc.[a]	31,629	516,185

		15,389,473
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Accelerate Diagnostics Inc.[a,b]	13,644	311,765
Agilent Technologies Inc.	150,888	10,094,407
Bio-Rad Laboratories Inc. Class Aa	10,118	2,530,309
Bio-Techne Corp.	24,299	3,670,121
Bioanalytical Systems Inc.[a]	3,594	5,750
Bruker Corp.	51,309	1,535,165
Cambrex Corp.[a]	16,711	873,985
Charles River Laboratories International Inc.[a]	22,435	2,394,712
ChromaDex Corp.[a,b]	8,235	34,587

Security	Shares	Value
Codexis Inc.[a,b]	13,563	$149,193
Enzo Biochem Inc.[a]	17,964	98,443
Fluidigm Corp.[a,b]	9,159	53,489
Harvard Bioscience Inc.[a]	52,270	261,350
Illumina Inc.[a]	69,564	16,446,321
IQVIA Holdings Inc.[a]	68,862	6,756,051
Luminex Corp.	13,997	294,917
Mettler-Toledo International Inc.[a]	12,150	6,986,615
NanoString Technologies Inc.[a]	4,950	37,175
NeoGenomics Inc.[a,b]	25,903	211,368
Pacific Biosciences of California Inc.[a,b]	47,506	97,387
PerkinElmer Inc.	50,711	3,839,837
PRA Health Sciences Inc.[a]	23,747	1,970,051
Syneos Health Inc.[a]	29,265	1,038,908
Thermo Fisher Scientific Inc.	188,245	38,865,063
Waters Corp.[a,b]	38,976	7,742,582

		106,299,551
MACHINERY — 2.09%
Actuant Corp. Class Ab	26,436	614,637
AGCO Corp.	34,895	2,262,941
Alamo Group Inc.	3,542	389,266
Albany International Corp. Class A	12,938	811,213
Allison Transmission Holdings Inc.	67,164	2,623,426
Altra Industrial Motion Corp.	12,590	578,510
American Railcar Industries Inc.	4,214	157,646
ARC Group Worldwide Inc.[a]	4,017	7,833
Art’s-Way Manufacturing Co. Inc.[a]	304	714
Astec Industries Inc.	8,567	472,727
Barnes Group Inc.	22,316	1,336,505
Blue Bird Corp.[a,b]	15,083	357,467
Briggs & Stratton Corp.	20,771	444,707
Caterpillar Inc.	282,985	41,706,329
Chart Industries Inc.[a,b]	13,489	796,256
Chicago Rivet & Machine Co.	125	3,898
CIRCOR International Inc.	8,276	353,054
Colfax Corp.[a]	46,769	1,491,931
Columbus McKinnon Corp./NY	8,787	314,926
Commercial Vehicle Group Inc.[a]	12,594	97,604
Crane Co.	21,998	2,040,095
Cummins Inc.	72,936	11,822,196
Deere & Co.	153,099	23,779,337
DMC Global Inc.	5,070	135,622
Donaldson Co. Inc.	61,004	2,748,230
Douglas Dynamics Inc.	9,733	421,926
Dover Corp.	76,452	7,509,115
Eastern Co. (The)	3,534	100,719
Energy Recovery Inc.[a,b]	7,922	65,119
EnPro Industries Inc.	9,279	718,009
ESCO Technologies Inc.	12,773	747,859
ExOne Co. (The)[a]	4,432	32,265
Federal Signal Corp.	29,246	643,997
Flowserve Corp.	65,937	2,857,050
Fortive Corp.	142,631	11,056,755
Franklin Electric Co. Inc.	17,260	703,345
FreightCar America Inc.	5,009	67,121

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Gardner Denver Holdings Inc.[a,b]	26,248	$805,289
Gencor Industries Inc.[a,b]	4,011	64,577
Global Brass & Copper Holdings Inc.	11,800	394,710
Gorman-Rupp Co. (The)	8,608	251,784
Graco Inc.	76,932	3,517,331
Graham Corp.	4,424	94,762
Greenbrier Companies Inc. (The)	12,584	632,346
Hardinge Inc.	5,147	94,293
Harsco Corp.[a]	37,683	778,154
Hillenbrand Inc.	29,701	1,363,276
Hurco Companies Inc.	3,660	167,994
Hyster-Yale Materials Handling Inc.	4,318	301,958
IDEX Corp.	34,159	4,867,999
Illinois Tool Works Inc.	146,051	22,880,350
Ingersoll-Rand PLC	121,078	10,353,380
ITT Inc.	41,951	2,054,760
Jason Industries Inc.[a]	8,360	26,000
John Bean Technologies Corp.	18,745	2,125,683
Kadant Inc.	4,670	441,315
Kennametal Inc.	38,066	1,528,731
LB Foster Co. Class Aa	4,421	104,115
Lincoln Electric Holdings Inc.	29,624	2,664,679
Lindsay Corp.	4,545	415,595
Liqtech International Inc.[a,b]	12,918	6,398
LS Starrett Co. (The) Class A	3,612	24,381
Lydall Inc.[a]	9,035	435,939
Manitex International Inc.[a]	7,810	89,268
Manitowoc Co. Inc. (The)[a,b]	15,922	453,140
Meritor Inc.[a,b]	43,579	895,984
Middleby Corp. (The)[a,b]	26,034	3,222,749
Milacron Holdings Corp.[a]	31,279	629,959
Miller Industries Inc./TN	19,835	495,875
Mueller Industries Inc.	25,348	663,104
Mueller Water Products Inc. Class A	76,324	829,642
Navistar International Corp.[a]	38,293	1,339,106
NN Inc.	12,691	304,584
Nordson Corp.	25,348	3,455,946
Omega Flex Inc.	3,512	228,631
Oshkosh Corp.	34,537	2,668,674
PACCAR Inc.	163,641	10,828,125
Park-Ohio Holdings Corp.	4,206	163,403
Parker-Hannifin Corp.	63,426	10,847,749
Pentair PLC	82,288	5,606,281
Perma-Pipe International Holdings Inc.[a]	3,980	36,019
Proto Labs Inc.[a]	12,125	1,425,294
RBC Bearings Inc.[a]	12,064	1,498,349
REV Group Inc.	8,958	185,968
Rexnord Corp.[a]	46,983	1,394,455
Snap-on Inc.	28,262	4,169,775
Spartan Motors Inc.	16,561	284,849
SPX Corp.[a]	17,855	579,930
SPX FLOW Inc.[a]	20,747	1,020,545
Standex International Corp.	5,022	478,848
Stanley Black & Decker Inc.	71,797	10,999,300
Sun Hydraulics Corp.	12,555	672,446
Taylor Devices Inc.[a]	702	7,582
Tennant Co.	9,686	655,742
Terex Corp.	51,087	1,911,165
Timken Co. (The)	30,835	1,406,076
Titan International Inc.	21,161	266,840

Security	Shares	Value
Toro Co. (The)	52,194	$3,259,515
TriMas Corp.[a]	21,187	556,159
Trinity Industries Inc.	69,194	2,257,800
Twin Disc Inc.[a]	4,366	94,917
Wabash National Corp.[b]	30,079	625,944
WABCO Holdings Inc.[a]	22,386	2,996,814
Wabtec Corp./DEb	42,334	3,445,988
Watts Water Technologies Inc. Class A	12,847	998,212
Welbilt Inc.[a]	63,687	1,238,712
Woodward Inc.	25,603	1,834,711
WSI Industries Inc.[a]	3,411	16,543
Xerium Technologies Inc.[a]	4,538	29,270
Xylem Inc./NY	81,749	6,288,133

		270,024,270
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a]	9,671	137,522
Kirby Corp.[a,b]	25,325	1,948,759
Matson Inc.	17,257	494,240
Pangaea Logistics Solutions Ltd.[a]	4,322	11,453

		2,591,974
MEDIA — 2.59%
AH Belo Corp. Class A	8,835	45,500
Altice USA Inc.[a,b]	28,941	534,830
AMC Entertainment Holdings Inc. Class A	25,148	353,329
AMC Networks Inc. Class Aa,b	29,224	1,510,881
Ballantyne Strong Inc.[a]	5,081	22,610
Beasley Broadcast Group Inc. Class A	904	10,215
Cable One Inc.	2,803	1,925,969
CBS Corp. Class A	4,036	208,580
CBS Corp. Class B NVS	164,266	8,441,630
Central European Media Enterprises Ltd. Class Aa	34,409	144,518
Charter Communications Inc. Class Aa	88,217	27,454,895
Cinedigm Corp. Class Aa	4,390	6,014
Cinemark Holdings Inc.	54,502	2,053,090
Clear Channel Outdoor Holdings Inc. Class A	16,552	81,105
Comcast Corp. Class A	2,186,978	74,729,038
Daily Journal Corp.[a,b]	181	41,357
Discovery Communications Inc. Class Aa,b	75,769	1,623,730
Discovery Communications Inc. Class C NVS[a]	144,761	2,825,735
DISH Network Corp. Class Aa	103,747	3,930,974
Emmis Communications Corp. Class Aa	4,090	18,855
Entercom Communications Corp. Class A	37,649	363,313
Entravision Communications Corp. Class A	25,788	121,204
EW Scripps Co. (The) Class A NVS	25,019	299,978
Gannett Co. Inc.	76,980	768,260
GCI Liberty Inc. Class Aa	43,236	2,285,455
Global Eagle Entertainment Inc.[a,b]	21,452	31,534
Gray Television Inc.[a]	30,235	383,985
Harte-Hanks Inc.[a]	2,071	19,097
Hemisphere Media Group Inc.[a,b]	4,446	50,018
Insignia Systems Inc.[a]	4,978	7,865
Interpublic Group of Companies Inc. (The)	186,956	4,305,597

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
John Wiley & Sons Inc. Class A	21,705	$1,382,609
Lee Enterprises Inc.[a]	25,712	50,138
Liberty Broadband Corp. Class Aa,b	12,287	1,041,938
Liberty Broadband Corp. Class C NVS[a,b]	71,793	6,151,942
Liberty Global PLC Series Aa	112,631	3,526,477
Liberty Global PLC Series C NVS[a,b]	271,324	8,256,389
Liberty Latin America Ltd. Class Aa,b	24,750	481,388
Liberty Latin America Ltd. Class C NVS[a,b]	50,771	969,218
Liberty Media Corp.-Liberty Braves Class C NVS[a,b]	11,796	269,185
Liberty Media Corp.-Liberty Formula One Class Aa,b	7,737	226,617
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	94,433	2,913,258
Liberty Media Corp.-Liberty SiriusXM Class Aa	43,658	1,794,344
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	89,787	3,667,799
Lions Gate Entertainment Corp. Class A	26,678	689,093
Lions Gate Entertainment Corp. Class B NVS	52,510	1,264,441
Live Nation Entertainment Inc.[a]	68,072	2,868,554
Loral Space & Communications Inc.[a]	13	541
Madison Square Garden Co. (The) Class Aa	8,152	2,003,762
McClatchy Co. (The) Class Aa	3,604	33,337
Meredith Corp.	18,384	989,059
MSG Networks Inc. Class Aa,b	34,214	773,236
National CineMedia Inc.	60,354	313,237
New Media Investment Group Inc.	17,456	299,196
New York Times Co. (The) Class A	55,936	1,348,058
News Corp. Class A NVS	193,823	3,062,403
News Corp. Class B	59,306	954,827
Nexstar Media Group Inc. Class A	24,463	1,626,790
NTN Buzztime Inc.[a]	331	2,252
Omnicom Group Inc.	109,055	7,925,027
Reading International Inc. Class A NVS[a]	8,276	137,795
Saga Communications Inc. Class A	3,418	127,321
Salem Media Group Inc. Class A	5,070	18,252
Scholastic Corp. NVS	12,649	491,287
Sinclair Broadcast Group Inc. Class A	30,778	963,351
Sirius XM Holdings Inc.[b]	716,450	4,470,648
SPAR Group Inc.[a,b]	3,622	4,998
TEGNA Inc.	101,751	1,158,944
Time Warner Inc.	363,563	34,385,789
Townsquare Media Inc. Class A	4,454	35,320
Tribune Media Co. Class A	35,171	1,424,777
tronc Inc.[a]	3,055	50,163
Twenty-First Century Fox Inc. Class A NVS	501,512	18,400,475
Twenty-First Century Fox Inc. Class B	201,847	7,341,175
Urban One Inc. Class Aa	233	466
Urban One Inc. NVS[a]	13,162	26,982
Viacom Inc. Class Ab	11,391	451,084
Viacom Inc. Class B NVS	161,834	5,026,564
Walt Disney Co. (The)	710,332	71,345,746
World Wrestling Entertainment Inc. Class A	16,441	592,040
Xcel Brands Inc.[a,b]	315	1,008

		335,938,461
METALS & MINING — 0.46%
AK Steel Holding Corp.[a,b]	150,547	681,978
Alcoa Corp.[a]	80,653	3,626,159
Allegheny Technologies Inc.[a]	57,712	1,366,620
Ampco-Pittsburgh Corp.	4,208	37,451
Carpenter Technology Corp.	21,708	957,757
Century Aluminum Co.[a]	26,713	441,833

Security	Shares	Value
Cleveland-Cliffs Inc.[a,b]	122,958	$854,558
Coeur Mining Inc.[a]	76,726	613,808
Commercial Metals Co.	52,170	1,067,398
Compass Minerals International Inc.	17,542	1,057,783
Comstock Mining Inc.[a,b]	11,857	2,964
Freeport-McMoRan Inc.[a]	623,347	10,952,207
Friedman Industries Inc.	4,017	23,580
General Moly Inc.[a]	46,890	17,818
Gerber Scientific Inc. Escrow[a,d]	664	7
Gold Resource Corp.	25,751	116,137
Golden Minerals Co.[a,b]	43,634	17,541
Haynes International Inc.	4,979	184,771
Hecla Mining Co.[b]	180,326	661,796
Kaiser Aluminum Corp.	9,266	934,939
Materion Corp.	13,578	693,157
McEwen Mining Inc.[b]	80,694	167,844
Newmont Mining Corp.	245,808	9,603,719
Nucor Corp.	154,010	9,408,471
Olympic Steel Inc.	4,301	88,213
Paramount Gold Nevada Corp.[a]	3,666	5,169
Pershing Gold Corp.[a]	8,473	17,370
Reliance Steel & Aluminum Co.	34,575	2,964,460
Royal Gold Inc.	33,873	2,908,674
Ryerson Holding Corp.[a]	7,844	63,929
Schnitzer Steel Industries Inc. Class A	12,692	410,586
Solitario Zinc Corp.[a,b]	16,920	7,878
Steel Dynamics Inc.	111,742	4,941,231
SunCoke Energy Inc.[a]	29,958	322,348
Synalloy Corp.	4,376	62,796
TimkenSteel Corp.[a]	17,295	262,711
U.S. Antimony Corp.[a,b]	33,646	8,411
U.S. Steel Corp.	81,966	2,884,384
Universal Stainless & Alloy Products Inc.[a]	4,015	110,412
Worthington Industries Inc.	21,327	915,355

		59,464,223
MORTGAGE REAL ESTATE INVESTMENT — 0.23%
AG Mortgage Investment Trust Inc.	7,955	138,178
AGNC Investment Corp.[b]	183,392	3,469,777
Annaly Capital Management Inc.	509,604	5,315,170
Anworth Mortgage Asset Corp.[b]	29,687	142,498
Apollo Commercial Real Estate Finance Inc.[b]	91,320	1,641,934
Arbor Realty Trust Inc.[b]	18,055	159,245
Ares Commercial Real Estate Corp.[b]	11,593	143,173
ARMOUR Residential REIT Inc.	15,819	368,266
Blackstone Mortgage Trust Inc. Class Ab	54,980	1,727,472
Capstead Mortgage Corp.	29,385	254,180
Cherry Hill Mortgage Investment Corp.	3,644	63,916
Chimera Investment Corp.[b]	89,437	1,557,098
CYS Investments Inc.[b]	69,457	466,751
Dynex Capital Inc.	21,633	143,427
Ellington Residential Mortgage REIT	3,662	40,135
Five Oaks Investment Corp.	7,566	22,017
Granite Point Mortgage Trust Inc.	17,447	288,573
Great Ajax Corp.	8,276	112,140
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	42,074	820,443

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Invesco Mortgage Capital Inc.[b]	68,961	$1,129,581
Ladder Capital Corp.	67,209	1,013,512
Manhattan Bridge Capital Inc.	879	6,109
MFA Financial Inc.	200,637	1,510,797
MTGE Investment Corp.	21,072	377,189
New Residential Investment Corp.	152,806	2,513,659
New York Mortgage Trust Inc.[b]	42,513	252,102
Orchid Island Capital Inc.[b]	105,897	780,461
Owens Realty Mortgage Inc.[b]	4,341	63,292
PennyMac Mortgage Investment Trust[c]	17,833	321,529
Redwood Trust Inc.[b]	35,170	544,080
Resource Capital Corp.	12,156	115,603
Starwood Property Trust Inc.	120,153	2,517,205
Sutherland Asset Management Corp.	1,973	29,891
Two Harbors Investment Corp.	92,041	1,414,670
Western Asset Mortgage Capital Corp.[b]	14,626	141,726

		29,605,799
MULTI-UTILITIES — 0.84%
Ameren Corp.	115,986	6,568,287
Avista Corp.	26,112	1,338,240
Black Hills Corp.	24,889	1,351,473
CenterPoint Energy Inc.	201,795	5,529,183
CMS Energy Corp.	128,676	5,827,736
Consolidated Edison Inc.	145,588	11,347,129
Dominion Energy Inc.	307,954	20,765,338
DTE Energy Co.	84,398	8,811,151
MDU Resources Group Inc.	90,144	2,538,455
NiSource Inc.	149,240	3,568,329
NorthWestern Corp.	18,450	992,610
Public Service Enterprise Group Inc.	239,862	12,050,667
SCANA Corp.	67,286	2,526,589
Sempra Energy	118,764	13,208,932
Unitil Corp.	5,059	234,788
Vectren Corp.	38,497	2,460,728
WEC Energy Group Inc.	159,004	9,969,551

		109,089,186
MULTILINE RETAIL — 0.43%
Big Lots Inc.	26,809	1,166,996
Dillard’s Inc. Class Ab	9,914	796,491
Dollar General Corp.	123,348	11,539,205
Dollar Tree Inc.[a]	113,272	10,749,513
Fred’s Inc. Class Ab	10,026	29,978
JC Penney Co. Inc.[a,b]	174,181	526,027
Kohl’s Corp.	79,601	5,214,661
Macy’s Inc.	142,094	4,225,875
Nordstrom Inc.	50,722	2,455,452
Ollie’s Bargain Outlet Holdings Inc.[a,b]	16,635	1,003,090
Sears Holdings Corp.[a,b]	65,333	174,439
Target Corp.	251,325	17,449,495
Tuesday Morning Corp.[a,b]	21,185	83,681

		55,414,903
OIL, GAS & CONSUMABLE FUELS — 4.63%
Abraxas Petroleum Corp.[a]	150,835	334,854

Security	Shares	Value
Adams Resources & Energy Inc.	606	$26,361
Aemetis Inc.[a,b]	5,107	8,682
Alta Mesa Resources Inc.[a]	41,586	332,688
Amyris Inc.[a,b]	13,247	88,622
Anadarko Petroleum Corp.	261,605	15,803,558
Andeavor	70,462	7,085,659
Antero Resources Corp.[a,b]	89,337	1,773,339
Apache Corp.	164,585	6,333,231
Approach Resources Inc.[a,b]	51,978	135,663
Arch Coal Inc. Class A	11,225	1,031,353
Barnwell Industries Inc.[a]	747	1,401
Bonanza Creek Energy Inc.[a]	10,205	282,781
Cabot Oil & Gas Corp.	219,556	5,264,953
California Resources Corp.[a]	21,052	361,042
Callon Petroleum Co.[a,b]	122,934	1,627,646
Camber Energy Inc.[a,b]	1,182	910
Carrizo Oil & Gas Inc.[a]	44,390	710,240
Centennial Resource Development Inc./DE Class Aa,b	82,878	1,520,811
Centrus Energy Corp. Class Aa	3,663	13,004
Cheniere Energy Inc.[a]	95,063	5,081,117
Chesapeake Energy Corp.[a,b]	396,587	1,197,693
Chevron Corp.	899,570	102,586,963
Cimarex Energy Co.	42,402	3,964,587
Clean Energy Fuels Corp.[a,b]	55,605	91,748
Cloud Peak Energy Inc.[a]	30,700	89,337
CNX Resources Corp.[a]	103,758	1,600,986
Comstock Resources Inc.[a]	12,674	92,647
Concho Resources Inc.[a,b]	70,311	10,569,853
ConocoPhillips	553,536	32,819,149
CONSOL Energy Inc.[a]	12,969	375,712
Contango Oil & Gas Co.[a]	39,282	139,451
Continental Resources Inc./OKa,b	38,813	2,288,026
CVR Energy Inc.	12,708	384,036
Delek U.S. Holdings Inc.	36,833	1,499,103
Denbury Resources Inc.[a]	227,909	624,471
Devon Energy Corp.	230,204	7,318,185
Diamondback Energy Inc.[a,b]	49,052	6,206,059
Dorian LPG Ltd.[a]	1,941	14,538
Earthstone Energy Inc. Class Aa	16,279	164,743
Eclipse Resources Corp.[a]	144,395	207,929
Energen Corp.[a]	42,931	2,698,643
Energy XXI Gulf Coast Inc.[a]	29,741	114,205
EOG Resources Inc.	267,035	28,110,774
EP Energy Corp. Class Aa,b	84,314	112,981
EQT Corp.	112,099	5,325,823
Erin Energy Corp.[a,b]	85,705	312,823
Evolution Petroleum Corp.	64,669	520,585
Extraction Oil & Gas Inc.[a,b]	45,414	520,444
Exxon Mobil Corp.	1,999,036	149,148,076
Gastar Exploration Inc.[a,b]	418,313	285,582
Gener8 Maritime Inc.[a]	55,753	315,004
Gevo Inc.[a,b]	4,983	2,298
Green Plains Inc.	29,659	498,271
Gulfport Energy Corp.[a]	99,040	955,736
Halcon Resources Corp.[a]	70,298	342,351
Hallador Energy Co.	8,445	58,017
Harvest Natural Resources Inc. NVS[a,d]	8,626	7,505

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Hess Corp.	125,963	$6,376,247
HighPoint Resources Corp. NVS[a]	56,005	284,505
HollyFrontier Corp.	85,202	4,162,970
Houston American Energy Corp.[a,b]	17,763	5,560
International Seaways Inc.[a,b]	26,021	457,970
Isramco Inc.[a]	145	15,051
Jones Energy Inc. Class Aa,b	55,763	44,610
Kinder Morgan Inc./DE	880,321	13,257,634
Kosmos Energy Ltd.[a,b]	160,231	1,009,455
Laredo Petroleum Inc.[a,b]	103,003	897,156
Marathon Oil Corp.	397,056	6,404,513
Marathon Petroleum Corp.	228,487	16,704,685
Matador Resources Co.[a,b]	60,238	1,801,719
Murphy Oil Corp.	55,195	1,426,239
NACCO Industries Inc. Class A	14	460
Newfield Exploration Co.[a]	85,446	2,086,591
Noble Energy Inc.	223,108	6,760,172
Northern Oil and Gas Inc.[a,b]	673	1,333
Oasis Petroleum Inc.[a]	129,909	1,052,263
Occidental Petroleum Corp.	359,376	23,345,065
ONEOK Inc.	180,874	10,295,348
Overseas Shipholding Group Inc. Series Aa	1,987	5,643
Pacific Ethanol Inc.[a]	26,453	79,359
Panhandle Oil and Gas Inc. Class A	25,582	493,733
Par Pacific Holdings Inc.[a]	11,225	192,733
Parsley Energy Inc. Class Aa	119,049	3,451,231
PBF Energy Inc. Class A	46,917	1,590,486
PDC Energy Inc.[a]	37,221	1,824,946
Peabody Energy Corp.	46,330	1,691,045
PEDEVCO Corp.[a,b]	1,000	300
PetroQuest Energy Inc.[a]	43,141	25,052
Phillips 66	196,802	18,877,248
Pioneer Natural Resources Co.	77,942	13,388,877
PrimeEnergy Corp.[a]	174	9,396
QEP Resources Inc.[a]	142,046	1,390,630
Range Resources Corp.[b]	103,501	1,504,905
Renewable Energy Group Inc.[a,b]	34,519	441,843
Resolute Energy Corp.[a,b]	7,977	276,403
REX American Resources Corp.[a]	4,683	340,922
Rex Energy Corp.[a,b]	12,572	11,463
Ring Energy Inc.[a]	46,342	665,008
RSP Permian Inc.[a]	71,285	3,341,841
Sanchez Energy Corp.[a,b]	17,590	55,057
SandRidge Energy Inc.[a]	8,885	128,921
SemGroup Corp. Class A	44,275	947,485
SM Energy Co.	58,650	1,057,460
Southwestern Energy Co.[a]	230,919	999,879
SRC Energy Inc.[a]	137,021	1,292,108
Stone Energy Corp.[a,b]	7,688	285,225
Targa Resources Corp.	107,473	4,728,812
Tellurian Inc.[a,b]	21,820	157,322
Torchlight Energy Resources Inc.[a,b]	102,583	133,358
TransAtlantic Petroleum Ltd.[a,b]	84,879	109,494
U.S. Energy Corp. Wyoming[a]	658	796
Ultra Petroleum Corp.[a]	94,553	394,286
Uranium Energy Corp.[a,b]	189,783	248,616
VAALCO Energy Inc.[a]	180,166	155,231
Valero Energy Corp.	197,571	18,328,662
Vertex Energy Inc.[a,b]	8,271	9,264
W&T Offshore Inc.[a]	953	4,222

Security	Shares	Value
Westmoreland Coal Co.[a]	7,387	$3,029
Westwater Resources Inc.[a]	577	330
Whiting Petroleum Corp.[a,b]	45,241	1,530,955
Williams Companies Inc. (The)	396,058	9,846,002
World Fuel Services Corp.	43,191	1,060,339
WPX Energy Inc.[a]	191,401	2,828,907
Yuma Energy Inc.[a,b]	729	795
Zion Oil & Gas Inc.[a]	55,019	261,890

		599,943,304
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.	17,305	667,973
Clearwater Paper Corp.[a]	8,435	329,808
Domtar Corp.	30,453	1,295,471
KapStone Paper and Packaging Corp.	42,029	1,442,015
Louisiana-Pacific Corp.	65,168	1,874,883
Mercer International Inc.	20,644	257,018
Neenah Inc.	8,270	648,368
PH Glatfelter Co.	20,684	424,643
Resolute Forest Products Inc.[a,b]	55,478	460,467
Schweitzer-Mauduit International Inc.	13,487	528,016
Verso Corp. Class Aa	15,918	268,059

		8,196,721
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.[a]	202,112	573,998
CCA Industries Inc.[a]	4,031	11,891
Coty Inc. Class A	230,495	4,218,059
Cyanotech Corp.[a]	812	4,060
DS Healthcare Group Inc.[a]	2,605	—
Edgewell Personal Care Co.[a]	26,477	1,292,607
elf Beauty Inc.[a,b]	12,578	243,636
Estee Lauder Companies Inc. (The) Class A	106,749	15,982,460
Herbalife Ltd.[a]	30,979	3,019,523
Inter Parfums Inc.	8,367	394,504
Lifevantage Corp.[a]	7,693	27,772
Mannatech Inc.	256	4,019
Medifast Inc.	4,297	401,555
MYOS RENS Technology Inc.[a]	307	390
Natural Alternatives International Inc.[a]	880	9,680
Natural Health Trends Corp.[b]	4,001	76,059
Nature’s Sunshine Products Inc.	4,239	46,629
Nu Skin Enterprises Inc. Class A	25,855	1,905,772
Reliv International Inc.[a]	258	1,228
Revlon Inc. Class Aa,b	4,532	93,359
United-Guardian Inc.	8,138	143,229
USANA Health Sciences Inc.[a]	8,035	690,207
Veru Inc.[a,b]	9,359	16,940

		29,157,577
PHARMACEUTICALS — 3.96%
AcelRx Pharmaceuticals Inc.[a,b]	13,562	28,480
Acer Therapeutics Inc.[a,b]	368	6,955

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Aclaris Therapeutics Inc.[a,b]	8,830	$154,702
Adamis Pharmaceuticals Corp.[a,b]	5,025	17,588
Aerie Pharmaceuticals Inc.[a,b]	16,678	904,781
Agile Therapeutics Inc.[a]	21,195	54,471
Akorn Inc.[a]	46,491	869,847
Alimera Sciences Inc.[a,b]	85,370	87,931
Allergan PLC	157,175	26,450,981
Amphastar Pharmaceuticals Inc.[a]	21,501	403,144
Ampio Pharmaceuticals Inc.[a]	124,546	423,456
ANI Pharmaceuticals Inc.[a]	4,455	259,370
Apricus Biosciences Inc.[a,b]	1,280	520
Aradigm Corp.[a,b]	4,510	5,502
Aratana Therapeutics Inc.[a]	21,178	93,395
Assembly Biosciences Inc.[a]	11,155	548,157
Axsome Therapeutics Inc.[a]	8,168	20,012
Bio-Path Holdings Inc.[a,b]	3,940	7,880
BioDelivery Sciences International Inc.[a]	55,738	125,410
BioPharmX Corp.[a,b]	4,478	1,034
Bristol-Myers Squibb Co.	771,033	48,767,837
Catalent Inc.[a]	60,316	2,476,575
Cerecor Inc.[a,b]	3,768	16,165
Collegium Pharmaceutical Inc.[a]	16,415	419,403
ContraVir Pharmaceuticals Inc.[a,b]	33,797	7,773
Corcept Therapeutics Inc.[a,b]	50,414	829,310
Corium International Inc.[a,b]	5,177	59,380
CorMedix Inc.[a]	17,151	3,108
Cumberland Pharmaceuticals Inc.[a]	5,089	33,995
Cymabay Therapeutics Inc.[a]	24,190	314,228
Depomed Inc.[a]	30,371	200,145
Dermira Inc.[a]	13,079	104,501
Durect Corp.[a]	50,729	108,560
Egalet Corp.[a,b]	29,175	18,383
Eli Lilly & Co.	459,587	35,558,246
Endo International PLC[a]	89,375	530,887
Endocyte Inc.[a]	44,354	403,178
Evofem Biosciences Inc.[a,b]	574	3,645
Evoke Pharma Inc.[a,b]	34,692	72,159
EyeGate Pharmaceuticals Inc.[a]	635	241
Flex Pharma Inc.[a]	13,716	68,580
Horizon Pharma PLC[a]	81,207	1,153,139
Impax Laboratories Inc.[a,b]	35,139	683,454
Imprimis Pharmaceuticals Inc.[a,b]	30,728	54,081
Innoviva Inc.[a]	38,797	646,746
Intersect ENT Inc.[a,b]	12,204	479,617
Intra-Cellular Therapies Inc.[a]	17,927	377,363
Jaguar Health Inc.[a,b]	86,485	16,865
Jazz Pharmaceuticals PLC[a,b]	31,191	4,709,529
Johnson & Johnson	1,267,420	162,419,873
Juniper Pharmaceuticals Inc.[a]	12,287	124,713
KemPharm Inc.[a]	3,506	27,697
Lannett Co. Inc.[a,b]	17,058	273,781
Lipocine Inc.[a,b]	38,521	58,937
Mallinckrodt PLC[a,b]	44,443	643,535
Marinus Pharmaceuticals Inc.[a]	55,128	210,589
Medicines Co. (The)[a,b]	38,264	1,260,416
Melinta Therapeutics Inc.[a,b]	6,824	50,498
Merck & Co. Inc.	1,276,326	69,521,477
Mylan NVa	245,777	10,118,639
MyoKardia Inc.[a,b]	8,221	401,185
Nektar Therapeutics[a]	76,883	8,169,588

Security	Shares	Value
Neos Therapeutics Inc.[a]	33,241	$275,900
NovaBay Pharmaceuticals Inc.[a,b]	657	2,267
Novus Therapeutics Inc.[a,b]	317	1,528
Ocular Therapeutix Inc.[a]	20,752	135,096
Omeros Corp.[a,b]	25,949	289,850
Pacira Pharmaceuticals Inc./DEa,b	16,373	510,019
Pain Therapeutics Inc.[a,b]	3,006	21,313
Paratek Pharmaceuticals Inc.[a,b]	8,236	107,068
Pernix Therapeutics Holdings Inc.[a,b]	30,160	72,082
Perrigo Co. PLC	64,433	5,369,846
Pfizer Inc.	2,789,929	99,014,580
Phibro Animal Health Corp. Series A	12,423	493,193
PLx Pharma Inc.[a,b]	348	1,166
Prestige Brands Holdings Inc.[a]	25,511	860,231
ProPhase Labs Inc.[a]	123	364
Pulmatrix Inc.[a]	155	79
Reata Pharmaceuticals Inc. Series Aa	3,937	80,748
Revance Therapeutics Inc.[a]	17,823	548,948
Ritter Pharmaceuticals Inc.[a,b]	8,621	23,449
SCYNEXIS Inc.[a,b]	43,267	57,978
Sonoma Pharmaceuticals Inc.[a]	3,384	12,453
Supernus Pharmaceuticals Inc.[a,b]	25,149	1,151,824
Teligent Inc.[a,b]	30,886	103,777
Tetraphase Pharmaceuticals Inc.[a]	51,098	156,871
TherapeuticsMD Inc.[a,b]	71,955	350,421
Theravance Biopharma Inc.[a,b]	21,245	515,191
Titan Pharmaceuticals Inc.[a,b]	8,518	8,944
VIVUS Inc.[a]	68,754	24,470
WaVe Life Sciences Ltd.[a,b]	4,749	190,435
Zoetis Inc.	232,911	19,450,398
Zogenix Inc.[a,b]	20,214	809,571
Zynerba Pharmaceuticals Inc.[a,b]	5,224	45,397

		512,547,094
PROFESSIONAL SERVICES — 0.47%
Acacia Research Corp.[a,b]	8,453	29,585
ASGN Inc.[a]	21,768	1,782,364
Barrett Business Services Inc.	3,988	330,525
CBIZ Inc.[a]	22,072	402,814
CoStar Group Inc.[a]	16,454	5,967,537
CRA International Inc.	4,234	221,396
DLH Holdings Corp.[a]	819	4,783
Dun & Bradstreet Corp. (The)	20,900	2,445,300
Equifax Inc.	56,611	6,669,342
Exponent Inc.	12,484	981,867
Forrester Research Inc.	4,379	181,510
Franklin Covey Co.[a,b]	7,761	208,771
FTI Consulting Inc.[a]	18,010	871,864
GEE Group Inc.[a]	802	2,120
GP Strategies Corp.[a]	8,321	188,471
Heidrick & Struggles International Inc.	8,392	262,250
Hill International Inc.[a,b]	17,994	102,566
Hudson Global Inc.[a]	13,521	26,231
Huron Consulting Group Inc.[a]	9,241	352,082
ICF International Inc.	8,625	504,131
IHS Markit Ltd.[a]	170,279	8,214,259

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Insperity Inc.	16,306	$1,134,082
Kelly Services Inc. Class A NVS	13,095	380,279
Kforce Inc.	12,228	330,767
Korn/Ferry International	26,029	1,342,836
Lightbridge Corp.[a,b]	3,478	4,069
ManpowerGroup Inc.	33,759	3,885,661
Marathon Patent Group Inc.[a,b]	1,210	1,355
Mastech Digital Inc.[a]	634	7,824
Mistras Group Inc.[a]	7,983	151,198
Navigant Consulting Inc.[a]	21,532	414,276
Nielsen Holdings PLC	162,157	5,154,971
RCM Technologies Inc.	4,595	26,513
Resources Connection Inc.	17,080	276,696
Robert Half International Inc.	60,152	3,482,199
RPX Corp.	25,423	271,772
Spherix Inc.[a]	238	286
TransUnion[a]	69,907	3,969,319
TriNet Group Inc.[a]	20,729	960,167
TrueBlue Inc.[a]	18,008	466,407
Verisk Analytics Inc. Class Aa	72,715	7,562,360
Volt Information Sciences Inc.[a,b]	4,450	13,572
WageWorks Inc.[a]	21,826	986,535
Willdan Group Inc.[a,b]	3,994	113,230

		60,686,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Altisource Portfolio Solutions SAa,b	4,852	128,869
American Realty Investors Inc.[a]	779	14,396
CBRE Group Inc. Class Aa	141,395	6,676,672
CKX Lands Inc.[b]	229	2,370
Consolidated-Tomoka Land Co.[b]	3,556	223,495
Forestar Group Inc.[a]	1,009	21,340
FRP Holdings Inc.[a,b]	3,578	200,368
Griffin Industrial Realty Inc.	642	24,094
HFF Inc. Class A	16,826	836,252
Howard Hughes Corp. (The)[a,b]	17,049	2,372,027
Income Opportunity Realty Investors Inc.[a]	108	1,264
InterGroup Corp. (The)[a]	126	2,930
Jones Lang LaSalle Inc.	20,258	3,537,857
JW Mays Inc.[a]	106	3,949
Kennedy-Wilson Holdings Inc.	63,216	1,099,958
Marcus & Millichap Inc.[a]	5,108	184,194
Maui Land & Pineapple Co. Inc.[a,b]	3,970	46,250
Newmark Group Inc. Class Aa	56,182	853,405
Rafael Holdings Inc. Class Ba	15	73
RE/MAX Holdings Inc. Class A	8,328	503,428
Realogy Holdings Corp.	64,936	1,771,454
RMR Group Inc. (The) Class A	3,694	258,395
St. Joe Co. (The)[a,b]	27,545	519,223
Stratus Properties Inc.[a,b]	3,560	107,512
Tejon Ranch Co.[a]	8,406	194,263
Transcontinental Realty Investors Inc.[a]	269	10,924

		19,594,962
ROAD & RAIL — 0.95%
AMERCO	3,656	1,261,686
ArcBest Corp.	12,096	387,677

Security	Shares	Value
Avis Budget Group Inc.[a,b]	36,559	$1,712,424
Celadon Group Inc.[b]	70,193	259,714
Covenant Transportation Group Inc. Class Aa,b	4,921	146,793
CSX Corp.	420,744	23,439,648
Genesee & Wyoming Inc. Class Aa	29,625	2,097,154
Heartland Express Inc.	16,976	305,398
Hertz Global Holdings Inc.[a,b]	43,517	863,812
JB Hunt Transport Services Inc.	42,121	4,934,475
Kansas City Southern	50,399	5,536,330
Knight-Swift Transportation Holdings Inc.	57,034	2,624,134
Landstar System Inc.	18,110	1,985,762
Marten Transport Ltd.	18,054	411,631
Norfolk Southern Corp.	136,470	18,529,897
Old Dominion Freight Line Inc.	30,752	4,519,621
PAM Transportation Services Inc.[a]	673	24,464
Patriot Transportation Holding Inc.[a]	681	12,639
Roadrunner Transportation Systems Inc.[a]	13,482	34,244
Ryder System Inc.	25,326	1,843,480
Saia Inc.[a]	12,168	914,425
Schneider National Inc. Class B	21,346	556,277
Union Pacific Corp.	369,910	49,727,001
Universal Logistics Holdings Inc.	4,086	86,419
USA Truck Inc.[a]	4,157	105,962
Werner Enterprises Inc.	21,298	777,377
YRC Worldwide Inc.[a]	16,241	143,408

		123,241,852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.96%
Adesto Technologies Corp.[a]	3,564	26,374
Advanced Energy Industries Inc.[a]	20,916	1,336,532
Advanced Micro Devices Inc.[a,b]	390,647	3,926,002
Aehr Test Systems[a]	7,681	17,282
Alpha & Omega Semiconductor Ltd.[a]	27	417
Amkor Technology Inc.[a]	81,600	826,608
Amtech Systems Inc.[a]	4,432	32,442
Analog Devices Inc.	173,136	15,777,884
Applied Materials Inc.	499,881	27,798,382
Axcelis Technologies Inc.[a]	12,953	318,644
AXT Inc.[a]	16,917	122,648
Broadcom Ltd.	194,943	45,938,318
Brooks Automation Inc.	33,641	910,998
Cabot Microelectronics Corp.	17,439	1,867,891
Cavium Inc.[a]	30,343	2,408,627
CEVA Inc.[a]	8,817	319,175
Cirrus Logic Inc.[a]	29,434	1,195,903
Cohu Inc.	12,175	277,712
Cree Inc.[a,b]	47,086	1,898,037
CVD Equipment Corp.[a]	3,540	32,320
CyberOptics Corp.[a,b]	3,971	71,478
Cypress Semiconductor Corp.	166,448	2,822,958
Diodes Inc.[a]	17,327	527,780
DSP Group Inc.[a,b]	26	307
Entegris Inc.	64,966	2,260,817
First Solar Inc.[a]	37,206	2,640,882
FormFactor Inc.[a]	33,918	462,981
GSI Technology Inc.[a,b]	8,681	64,326

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Ichor Holdings Ltd.[a]	9,943	$240,720
Inphi Corp.[a,b]	17,163	516,606
Integrated Device Technology Inc.[a]	63,523	1,941,263
Intel Corp.	2,212,140	115,208,251
Intermolecular Inc.[a,b]	12,742	16,692
inTEST Corp.[a]	4,069	27,059
KLA-Tencor Corp.	73,556	8,018,340
Kopin Corp.[a,b]	29,273	91,332
Kulicke & Soffa Industries Inc.[a]	33,406	835,484
Lam Research Corp.	77,467	15,738,196
Lattice Semiconductor Corp.[a]	54,945	306,044
MACOM Technology Solutions Holdings Inc.[a,b]	19,562	324,729
Marvell Technology Group Ltd.	212,145	4,455,045
Maxim Integrated Products Inc.	132,228	7,962,770
MaxLinear Inc.[a]	25,484	579,761
Microchip Technology Inc.	108,349	9,898,765
Micron Technology Inc.[a]	545,423	28,438,355
Microsemi Corp.[a]	52,179	3,377,025
MKS Instruments Inc.	28,147	3,255,201
Monolithic Power Systems Inc.	21,533	2,492,875
MoSys Inc.[a,b]	3,455	4,111
Nanometrics Inc.[a]	12,034	323,715
NeoPhotonics Corp.[a,b]	12,871	88,166
NVE Corp.	3,399	282,491
NVIDIA Corp.	286,040	66,244,004
ON Semiconductor Corp.[a]	189,441	4,633,727
PDF Solutions Inc.[a]	12,636	147,336
Photronics Inc.[a]	30,160	248,820
Pixelworks Inc.[a]	12,630	48,878
Power Integrations Inc.	18,453	1,261,263
Qorvo Inc.[a,b]	59,597	4,198,609
QUALCOMM Inc.	702,614	38,931,842
QuickLogic Corp.[a,b]	29,725	45,182
Rambus Inc.[a]	51,308	689,066
Rubicon Technology Inc.[a]	842	5,852
Rudolph Technologies Inc.[a]	13,544	375,169
Semtech Corp.[a]	29,883	1,166,931
Sigma Designs Inc.[a]	17,070	105,834
Silicon Laboratories Inc.[a]	17,493	1,572,621
Skyworks Solutions Inc.	86,286	8,651,034
SolarEdge Technologies Inc.[a,b]	16,672	876,947
SunPower Corp.[a,b]	12,381	98,800
Synaptics Inc.[a,b]	17,141	783,858
Teradyne Inc.	94,096	4,301,128
Texas Instruments Inc.	464,646	48,272,073
Trio-Tech International[a]	311	1,788
Ultra Clean Holdings Inc.[a]	16,348	314,699
Veeco Instruments Inc.[a]	21,452	364,684
Versum Materials Inc.	50,825	1,912,545
Xcerra Corp.[a]	23,846	277,806
Xilinx Inc.	115,761	8,362,575
Xperi Corp.	25,225	533,509

		512,733,301
SOFTWARE — 5.64%
8x8 Inc.[a]	41,966	782,666
A10 Networks Inc.[a]	17,420	101,384
ACI Worldwide Inc.[a]	54,894	1,302,086
Activision Blizzard Inc.	356,599	24,056,169

Security	Shares	Value
Adobe Systems Inc.[a]	232,298	$50,194,952
Agilysys Inc.[a]	7,913	94,323
American Software Inc./GA Class A	12,660	164,580
ANSYS Inc.[a]	39,436	6,179,227
Appian Corp.[a]	9,632	242,534
Aspen Technology Inc.[a]	38,385	3,028,193
Asure Software Inc.[a,b]	4,052	49,596
Autodesk Inc.[a]	102,676	12,894,052
Avaya Holdings Corp.[a]	49,253	1,103,267
Aware Inc./MAa	8,581	35,611
Blackbaud Inc.	21,611	2,200,216
Blackline Inc.[a]	15,448	605,716
Bottomline Technologies de Inc.[a]	17,215	667,081
BSQUARE Corp.[a]	4,587	19,495
CA Inc.	149,283	5,060,694
Cadence Design Systems Inc.[a]	137,996	5,074,113
Callidus Software Inc.[a]	33,773	1,214,139
CDK Global Inc.	63,189	4,002,391
Citrix Systems Inc.[a]	61,377	5,695,786
CommVault Systems Inc.[a]	21,517	1,230,772
Datawatch Corp.[a]	4,394	38,008
Dell Technologies Inc. Class Va	95,036	6,957,586
Digimarc Corp.[a,b]	4,249	101,764
Digital Turbine Inc.[a]	25,018	50,286
Document Security Systems Inc.[a,b]	12,026	16,115
Ebix Inc.[b]	12,610	939,445
Electronic Arts Inc.[a]	145,012	17,581,255
Ellie Mae Inc.[a,b]	17,491	1,608,123
Everbridge Inc.[a]	11,481	420,205
Evolving Systems Inc.[a]	4,377	21,010
Fair Isaac Corp.	13,519	2,289,713
Finjan Holdings Inc.[a]	3,620	11,765
FireEye Inc.[a,b]	80,869	1,369,112
Fortinet Inc.[a]	68,041	3,645,637
GlobalSCAPE Inc.	7,885	29,017
Glu Mobile Inc.[a]	54,838	206,739
GSE Systems Inc.[a]	4,978	16,178
Guidewire Software Inc.[a,b]	33,767	2,729,387
HubSpot Inc.[a,b]	15,967	1,729,226
Imperva Inc.[a]	12,929	559,826
Intelligent Systems Corp.[a]	3,429	17,522
Intuit Inc.	115,230	19,975,120
Majesco[a,b]	3,551	17,968
Mam Software Group Inc.[a]	4,520	35,166
Manhattan Associates Inc.[a,b]	33,951	1,421,868
Microsoft Corp.	3,637,273	331,973,907
MicroStrategy Inc. Class Aa	4,334	559,043
Mitek Systems Inc.[a,b]	13,071	96,725
MobileIron Inc.[a,b]	17,837	88,293
Model N Inc.[a]	9,250	166,962
Monotype Imaging Holdings Inc.	17,915	402,192
NetSol Technologies Inc.[a]	4,365	20,079
Nuance Communications Inc.[a]	116,748	1,838,781
NXT-ID Inc.[a,b]	250	498
Oracle Corp.	1,426,264	65,251,578
Park City Group Inc.[a,b]	7,664	67,060
Paycom Software Inc.[a,b]	22,776	2,445,915

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Paylocity Holding Corp.[a]	13,211	$676,800
Pegasystems Inc.	16,908	1,025,470
Progress Software Corp.	22,148	851,591
Proofpoint Inc.[a,b]	24,591	2,794,767
PROS Holdings Inc.[a,b]	12,140	400,741
PTC Inc.[a]	51,993	4,055,974
QAD Inc.	244	7,640
QAD Inc. Class A	4,280	178,262
Qualys Inc.[a]	14,057	1,022,647
Rapid7 Inc.[a]	11,051	282,574
RealNetworks Inc.[a,b]	12,249	37,482
RealPage Inc.[a]	25,303	1,303,104
Red Hat Inc.[a]	84,878	12,690,110
RingCentral Inc. Class Aa	30,294	1,923,669
RMG Networks Holding Corp.[a]	1,604	2,278
Rosetta Stone Inc.[a]	8,375	110,131
Rubicon Project Inc. (The)[a]	9,247	16,645
salesforce.com Inc.[a,b]	324,972	37,794,244
Seachange International Inc.[a]	16,464	44,617
SecureWorks Corp. Class Aa,b	4,413	35,657
ServiceNow Inc.[a]	82,241	13,606,773
SITO Mobile Ltd.[a,b]	8,397	33,756
Smith Micro Software Inc.[a]	4,998	8,746
Snap Inc. Class A NVS[a,b]	121,244	1,924,142
Sonic Foundry Inc.[a]	760	1,680
Splunk Inc.[a]	68,172	6,707,443
SS&C Technologies Holdings Inc.	87,222	4,678,588
Symantec Corp.	291,731	7,541,246
Synchronoss Technologies Inc.[a,b]	17,771	187,484
Synopsys Inc.[a]	69,277	5,766,617
Tableau Software Inc. Class Aa	29,532	2,386,776
Take-Two Interactive Software Inc.[a]	53,920	5,272,298
Telenav Inc.[a]	12,978	70,081
TiVo Corp.	54,764	742,052
Tyler Technologies Inc.[a]	16,256	3,429,366
Ultimate Software Group Inc. (The)[a,b]	14,995	3,654,281
Upland Software Inc.[a]	5,731	164,995
Varonis Systems Inc.[a]	11,667	705,853
VASCO Data Security International Inc.[a]	13,093	169,554
Verint Systems Inc.[a]	29,477	1,255,720
VirnetX Holding Corp.[a,b]	21,704	85,731
VMware Inc. Class Aa,b	34,279	4,157,014
Workday Inc. Class Aa,b	63,387	8,057,122
Workiva Inc.[a]	8,752	207,422
Zedge Inc. Class Ba	3,567	11,414
Zendesk Inc.[a]	47,211	2,259,991
Zix Corp.[a]	25,647	109,513
Zynga Inc. Class Aa	346,568	1,268,439

		730,416,617
SPECIALTY RETAIL — 2.10%
Aaron’s Inc.	29,842	1,390,637
Abercrombie & Fitch Co. Class A	38,815	939,711
Advance Auto Parts Inc.	34,457	4,084,877
America’s Car-Mart Inc./TXa	4,198	211,789
American Eagle Outfitters Inc.	86,077	1,715,515
Appliance Recycling Centers of America Inc.[a]	869	721
Asbury Automotive Group Inc.[a]	9,368	632,340
Ascena Retail Group Inc.[a]	126,141	253,543

Security	Shares	Value
AutoNation Inc.[a,b]	28,796	$1,347,077
AutoZone Inc.[a]	12,366	8,021,701
Barnes & Noble Education Inc.[a]	17,404	119,914
Barnes & Noble Inc.	61,283	303,351
Bed Bath & Beyond Inc.	56,533	1,186,628
Best Buy Co. Inc.	119,935	8,394,251
Big 5 Sporting Goods Corp.[b]	6,829	49,510
Boot Barn Holdings Inc.[a]	7,692	136,379
Buckle Inc. (The)[b]	26,498	586,931
Build-A-Bear Workshop Inc.[a]	17,049	155,998
Burlington Stores Inc.[a]	33,013	4,395,681
Caleres Inc.	22,341	750,658
Camping World Holdings Inc. Class A	13,181	425,087
CarMax Inc.[a,b]	87,010	5,389,399
Carvana Co.[a,b]	12,634	289,698
Cato Corp. (The) Class A	22,774	335,689
Chico’s FAS Inc.	91,094	823,490
Children’s Place Inc. (The)	8,852	1,197,233
Christopher & Banks Corp.[a]	17,065	18,260
Citi Trends Inc.	7,864	243,076
Conn’s Inc.[a]	12,611	428,774
Container Store Group Inc. (The)[a,b]	8,458	46,012
Destination Maternity Corp.[a]	7,746	20,062
Destination XL Group Inc.[a]	21,188	37,079
Dick’s Sporting Goods Inc.	37,860	1,326,993
DSW Inc. Class A	42,834	962,052
Express Inc.[a]	49,496	354,391
Finish Line Inc. (The) Class A	33,445	452,845
Five Below Inc.[a,b]	30,404	2,229,829
Floor & Decor Holdings Inc. Class Aa	15,616	813,906
Foot Locker Inc.	56,782	2,585,852
Francesca’s Holdings Corp.[a,b]	20,367	97,762
GameStop Corp. Class A	67,293	849,238
Gap Inc. (The)	103,700	3,235,440
Genesco Inc.[a,b]	16,086	653,092
GNC Holdings Inc. Class Aa	65,225	251,768
Group 1 Automotive Inc.	9,151	597,926
Guess? Inc.	29,718	616,351
Haverty Furniture Companies Inc.	8,775	176,816
Hibbett Sports Inc.[a,b]	12,703	304,237
Home Depot Inc. (The)	546,863	97,472,861
Infosonics Corp.[a,b]	310	2,371
Kirkland’s Inc.[a,b]	7,878	76,338
L Brands Inc.	112,382	4,294,116
Lithia Motors Inc. Class A	12,758	1,282,434
Lowe’s Companies Inc.	388,684	34,107,021
Lumber Liquidators Holdings Inc.[a,b]	12,748	304,932
MarineMax Inc.[a]	12,218	237,640
Michaels Companies Inc. (The)[a,b]	41,117	810,416
Monro Inc.	16,257	871,375
Murphy USA Inc.[a]	16,582	1,207,170
New York & Co. Inc.[a]	16,453	55,611
O’Reilly Automotive Inc.[a,b]	39,852	9,858,588
Office Depot Inc.	252,001	541,802
Party City Holdco Inc.[a,b]	25,637	399,937
Penske Automotive Group Inc.	17,747	786,724
Pier 1 Imports Inc.	90,975	292,939

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Rent-A-Center Inc./TXb	25,012	$215,854
RHa,b	11,036	1,051,510
Ross Stores Inc.	177,139	13,813,299
Sally Beauty Holdings Inc.[a]	72,986	1,200,620
Sears Hometown and Outlet Stores Inc.[a,b]	4,914	14,742
Shoe Carnival Inc.	27	643
Signet Jewelers Ltd.	28,402	1,094,045
Sleep Number Corp.[a,b]	21,685	762,228
Sonic Automotive Inc. Class A	13,041	247,127
Sportsman’s Warehouse Holdings Inc.[a,b]	13,246	54,044
Stage Stores Inc.[b]	13,655	29,768
Stein Mart Inc.	44	67
Tailored Brands Inc.	29,642	742,829
Tandy Leather Factory Inc.[a,b]	3,658	25,789
Tiffany & Co.	49,912	4,874,406
Tile Shop Holdings Inc.	25,022	150,132
Tilly’s Inc. Class A	7,449	84,174
TJX Companies Inc. (The)	290,533	23,695,871
Tractor Supply Co.	56,165	3,539,518
Trans World Entertainment Corp.[a]	4,924	6,155
Ulta Salon Cosmetics & Fragrance Inc.[a]	27,219	5,560,025
Urban Outfitters Inc.[a]	38,584	1,426,065
Vitamin Shoppe Inc.[a,b]	12,291	53,466
Williams-Sonoma Inc.	32,919	1,736,806
Winmark Corp.	359	46,957
Zumiez Inc.[a]	4,381	104,706

		272,572,690
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.63%
3D Systems Corp.[a,b]	47,857	554,663
Apple Inc.	2,398,375	402,399,357
AstroNova Inc.	3,501	54,266
Avid Technology Inc.[a,b]	13,516	61,363
CCUR Holdings Inc.	3,855	18,504
CPI Card Group Inc.[b]	1,492	4,498
Cray Inc.[a,b]	17,820	368,874
Diebold Nixdorf Inc.	33,600	517,440
Eastman Kodak Co.[a,b]	17,284	92,469
Electronics For Imaging Inc.[a,b]	21,520	588,142
Hewlett Packard Enterprise Co.	748,348	13,126,024
HP Inc.	779,610	17,089,051
Immersion Corp.[a,b]	12,945	154,693
Intevac Inc.[a]	9,282	64,046
NCR Corp.[a]	56,508	1,781,132
NetApp Inc.	129,778	8,006,005
Pure Storage Inc. Class Aa,b	57,175	1,140,641
Quantum Corp.[a]	15,700	57,148
Seagate Technology PLC	132,059	7,728,093
Super Micro Computer Inc.[a,b]	17,024	289,408
TransAct Technologies Inc.	4,139	54,014
USA Technologies Inc.[a,b]	16,883	151,947
Western Digital Corp.	139,930	12,911,341
Xerox Corp.	108,676	3,127,695
Xplore Technologies Corp.[a]	4,413	14,298

		470,355,112

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.74%
Carter’s Inc.	23,297	$2,425,218
Charles & Colvard Ltd.[a]	12,688	17,256
Cherokee Inc.[a]	4,187	5,443
Columbia Sportswear Co.	12,941	989,081
Crocs Inc.[a]	34,122	554,483
Crown Crafts Inc.	4,306	25,190
Culp Inc.	13	397
Deckers Outdoor Corp.[a]	13,685	1,232,061
Delta Apparel Inc.[a]	3,683	66,368
Differential Brands Group Inc.[a]	239	299
Forward Industries Inc.[a]	4,917	7,031
Fossil Group Inc.[a,b]	27,728	352,146
G-III Apparel Group Ltd.[a]	17,749	668,782
Hanesbrands Inc.	162,675	2,996,473
Iconix Brand Group Inc.[a,b]	24,825	27,556
Lakeland Industries Inc.[a]	3,652	47,293
Lululemon Athletica Inc.[a]	47,204	4,206,820
Michael Kors Holdings Ltd.[a]	71,396	4,432,264
Movado Group Inc.	8,276	317,798
Naked Brand Group Inc.[a,b]	3,436	5,051
NIKE Inc. Class B	612,116	40,668,987
Oxford Industries Inc.	7,908	589,620
Perry Ellis International Inc.[a,b]	4,898	126,368
PVH Corp.	38,074	5,765,546
Ralph Lauren Corp.	26,418	2,953,532
Rocky Brands Inc.	4,057	87,023
Sequential Brands Group Inc.[a,b]	13,143	27,403
Skechers U.S.A. Inc. Class Aa	60,423	2,349,850
Steven Madden Ltd.	25,692	1,127,879
Superior Uniform Group Inc.	4,116	108,127
Tapestry Inc.	133,690	7,033,431
Under Armour Inc. Class Aa,b	85,127	1,391,826
Under Armour Inc. Class C NVS[a,b]	91,854	1,318,105
Unifi Inc.[a]	7,779	281,989
Vera Bradley Inc.[a]	8,852	93,920
VF Corp.	158,131	11,720,670
Vince Holding Corp.[a]	896	8,019
Wolverine World Wide Inc.	47,054	1,359,861

		95,389,166
THRIFTS & MORTGAGE FINANCE — 0.21%
Atlantic Coast Financial Corp.[a]	7,716	79,475
BankFinancial Corp.	29	492
Bear State Financial Inc.	5,043	51,691
Beneficial Bancorp. Inc.	34,906	542,788
BofI Holding Inc.[a,b]	25,834	1,047,052
Broadway Financial Corp./DEa	3,484	7,177
BSB Bancorp. Inc./MAa	4,180	127,908
Capitol Federal Financial Inc.	56,510	697,899
Central Federal Corp.[a]	8,666	20,105
Charter Financial Corp./MD	7,833	159,715
Citizens Community Bancorp. Inc./WI	799	11,162
Clifton Bancorp. Inc.	11,946	186,955

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Coastway Bancorp. Inc.[a]	858	$23,381
Dime Community Bancshares Inc.	29,631	545,210
Elmira Savings Bank	637	12,899
Entegra Financial Corp.[a,b]	2,542	73,718
Equitable Financial Corp.[a]	747	7,844
ESSA Bancorp. Inc.	4,294	62,993
Essent Group Ltd.[a]	41,843	1,780,838
Federal Agricultural Mortgage Corp. Class C NVS	4,307	374,795
First Capital Inc.[b]	627	24,767
First Defiance Financial Corp.	4,277	245,158
Flagstar Bancorp. Inc.[a]	8,778	310,741
FS Bancorp. Inc.	626	33,491
Greene County Bancorp. Inc.	636	23,341
Guaranty Federal Bancshares Inc.	825	18,802
Hamilton Bancorp. Inc./MDa	790	11,139
Hingham Institution for Savings	262	53,972
HMN Financial Inc.[a]	848	15,688
Home Bancorp. Inc.	3,514	151,699
Home Federal Bancorp. Inc./LA	253	7,590
HomeStreet Inc.[a]	8,838	253,209
HopFed Bancorp. Inc.	3,595	52,128
IF Bancorp. Inc.	697	13,877
Impac Mortgage Holdings Inc.[a]	4,081	32,240
Jacksonville Bancorp. Inc./IL	232	7,714
Kearny Financial Corp./MD	46,911	609,843
Kentucky First Federal Bancorp.	844	7,343
Lake Shore Bancorp. Inc.	652	10,986
LendingTree Inc.[a]	3,791	1,244,017
Magyar Bancorp. Inc.[a]	714	8,825
Malvern Bancorp. Inc.[a,b]	3,587	93,262
Meridian Bancorp. Inc.	22,123	445,778
Meta Financial Group Inc.	3,883	424,024
MGIC Investment Corp.[a]	171,755	2,232,815
MSB Financial Corp./MD	650	11,668
Nationstar Mortgage Holdings Inc.[a,b]	30,089	540,398
New York Community Bancorp. Inc.	262,744	3,423,554
NMI Holdings Inc. Class Aa	25,347	419,493
Northfield Bancorp. Inc.	17,895	279,341
Northwest Bancshares Inc.	46,922	777,028
OceanFirst Financial Corp.	16,331	436,854
Oconee Federal Financial Corp.	212	6,108
Ocwen Financial Corp.[a]	55,407	228,277
Oritani Financial Corp.	17,163	263,452
Pathfinder Bancorp. Inc.	713	10,909
PB Bancorp Inc.	698	7,294
PHH Corp.[a]	20,938	219,011
Poage Bankshares Inc.	661	12,559
Provident Bancorp. Inc.[a]	4,370	116,024
Provident Financial Holdings Inc.	3,666	66,318
Provident Financial Services Inc.	33,772	864,226
Prudential Bancorp. Inc.	4,117	74,682
Radian Group Inc.	98,329	1,872,184
Riverview Bancorp. Inc.	9,425	88,030
Security National Financial Corp. Class Aa	5,335	27,475
Severn Bancorp. Inc.[b]	4,177	30,283
SI Financial Group Inc.	4,557	65,621
Southern Missouri Bancorp. Inc.	3,506	128,320
Territorial Bancorp. Inc.	7,570	224,526
TFS Financial Corp.	30,117	442,419
Timberland Bancorp. Inc./WA	3,648	110,899

Security	Shares	Value
TrustCo Bank Corp. NY	43,098	$364,178
United Community Bancorp.	811	20,437
United Community Financial Corp./OH	21,661	213,577
United Financial Bancorp. Inc.	22,097	357,971
Walker & Dunlop Inc.	12,684	753,683
Washington Federal Inc.	42,722	1,478,181
Waterstone Financial Inc.	12,603	218,032
Western New England Bancorp Inc.	12,208	130,015
WSFS Financial Corp.	12,810	613,599
WVS Financial Corp.	222	3,574

		27,046,746
TOBACCO — 1.01%
22nd Century Group Inc.[a,b]	25,493	59,909
Alliance One International Inc.[a]	4,229	110,165
Altria Group Inc.	895,924	55,833,984
Philip Morris International Inc.	733,075	72,867,655
Universal Corp./VA	9,380	454,930
Vector Group Ltd.	45,570	929,172

		130,255,815
TRADING COMPANIES & DISTRIBUTORS — 0.37%
AeroCentury Corp.[a]	249	4,308
Air Lease Corp.	43,277	1,844,466
Aircastle Ltd.	29,276	581,421
Applied Industrial Technologies Inc.	21,797	1,589,001
Beacon Roofing Supply Inc.[a]	31,484	1,670,856
BlueLinx Holdings Inc.[a]	723	23,563
BMC Stock Holdings Inc.[a,b]	43,672	853,788
CAI International Inc.[a]	8,365	177,840
DXP Enterprises Inc./TXa	5,042	196,386
EnviroStar Inc.[b]	3,545	139,141
Fastenal Co.	132,844	7,251,954
GATX Corp.	20,531	1,406,168
General Finance Corp.[a]	5,111	37,055
GMS Inc.[a]	16,973	518,695
H&E Equipment Services Inc.	13,594	523,233
HD Supply Holdings Inc.[a]	87,199	3,308,330
Herc Holdings Inc.[a]	12,249	795,572
Houston Wire & Cable Co.[a]	8,512	62,350
Huttig Building Products Inc.[a,b]	8,274	43,273
Kaman Corp.	12,709	789,483
Lawson Products Inc./DEa	3,559	89,865
MRC Global Inc.[a]	46,820	769,721
MSC Industrial Direct Co. Inc. Class A	21,760	1,995,610
Nexeo Solutions Inc.[a,b]	46,387	496,341
NOW Inc.[a,b]	50,676	517,909
Rush Enterprises Inc. Class Aa	12,733	541,025
Rush Enterprises Inc. Class Ba	4,292	173,311
SiteOne Landscape Supply Inc.[a,b]	17,086	1,316,305
Titan Machinery Inc.[a,b]	8,380	197,433
Transcat Inc.[a]	4,007	62,710
Triton International Ltd.	21,544	659,246
United Rentals Inc.[a]	38,960	6,729,561

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2018

Security	Shares	Value
Univar Inc.[a,b]	46,719	$1,296,452
Veritiv Corp.[a]	4,122	161,582
Watsco Inc.	16,223	2,935,876
WESCO International Inc.[a]	20,690	1,283,814
Willis Lease Finance Corp.[a]	3,511	120,357
WW Grainger Inc.	24,077	6,796,215

		47,960,216
TRANSPORTATION INFRASTRUCTURE — 0.01%
Macquarie Infrastructure Corp.	37,589	1,388,162

		1,388,162
WATER UTILITIES — 0.11%
American States Water Co.	17,021	903,134
American Water Works Co. Inc.	87,216	7,163,050
Aqua America Inc.	95,357	3,247,859
Artesian Resources Corp. Class A NVS	4,069	148,437
Cadiz Inc.[a,b]	8,467	114,305
California Water Service Group	21,838	813,466
Connecticut Water Service Inc.	4,766	288,486
Middlesex Water Co.	8,246	302,628
Pure Cycle Corp.[a,b]	8,331	78,728
SJW Group	8,319	438,495
York Water Co. (The)	5,061	156,891

		13,655,479
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	16,403	406,302
NII Holdings Inc.[a,b]	46,941	99,046
Shenandoah Telecommunications Co.	21,246	764,856
Spok Holdings Inc.	7,448	111,348
Sprint Corp.[a,b]	333,932	1,629,588
T-Mobile U.S. Inc.[a]	137,074	8,366,997
Telephone & Data Systems Inc.	55,300	1,550,059
U.S. Cellular Corp.[a]	5,084	204,326

		13,132,522

TOTAL COMMON STOCKS (Cost: $11,009,220,991)		12,914,558,705

RIGHTS — 0.00%

ELECTRICAL EQUIPMENT — 0.00%
Babcock & Wilcox Enterprises Inc. (Expires 04/10/18)[a,b]	24,888	47,735

		47,735
HOTELS, RESTAURANTS & LEISURE — 0.00%
Famous Dave’s of America Inc. (Expires 04/10/18)[a]	769	2,769

		2,769

TOTAL RIGHTS (Cost: $0)		50,504

Security	Shares	Value
WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	$—
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	—

		—
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20) NVS[a]	2,346	328

		328

TOTAL WARRANTS (Cost: $0)		328

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,e,f]	314,387,201	314,387,201
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,e]	15,815,552	15,815,552

		330,202,753

TOTAL SHORT-TERM INVESTMENTS (Cost: $330,227,153)		330,202,753

TOTAL INVESTMENTS IN SECURITIES — 102.29% (Cost: $11,339,448,144)		13,244,812,290
Other Assets, Less Liabilities — (2.29)%		(296,180,892)

NET ASSETS — 100.00%		$12,948,631,398

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.30%
Boeing Co. (The)	159,765	$52,383,748
Curtiss-Wright Corp.	7,358	993,845
General Dynamics Corp.	39,812	8,794,471
Harris Corp.	21,655	3,492,518
Huntington Ingalls Industries Inc.	9,017	2,324,222
KLX Inc.[a]	14,565	1,034,989
Lockheed Martin Corp.	44,493	15,035,520
Northrop Grumman Corp.	34,142	11,919,655
Orbital ATK Inc.	16,648	2,207,691
Raytheon Co.	50,846	10,973,584
Rockwell Collins Inc.	47,459	6,399,846
Teledyne Technologies Inc.[a]	10,225	1,913,813
TransDigm Group Inc.	14,047	4,311,586

		121,785,488
AIR FREIGHT & LOGISTICS — 0.59%
Expeditors International of Washington Inc.	28,303	1,791,580
FedEx Corp.	40,668	9,764,794
United Parcel Service Inc. Class B	97,282	10,181,534

		21,737,908
AIRLINES — 0.25%
American Airlines Group Inc.	65,693	3,413,408
Southwest Airlines Co.	104,656	5,994,696

		9,408,104
AUTO COMPONENTS — 0.31%
Aptiv PLC	76,779	6,523,912
BorgWarner Inc.	38,333	1,925,466
Dana Inc.	26,220	675,427
Delphi Technologies PLC	25,192	1,200,399
Gentex Corp.	49,285	1,134,541

		11,459,745
AUTOMOBILES — 0.04%
Thor Industries Inc.	14,136	1,628,043

		1,628,043
BANKS — 1.68%
BancorpSouth Bank	10,932	347,638
Bank of America Corp.	1,326,311	39,776,067
Bank of Hawaii Corp.	5,913	491,370
Bank of the Ozarks Inc.	35,067	1,692,684
Cathay General Bancorp.	13,544	541,489
Comerica Inc.	25,526	2,448,709
Commerce Bancshares Inc./MO	14,390	862,105
Cullen/Frost Bankers Inc.	8,614	913,687
East West Bancorp. Inc.	42,013	2,627,493
Hancock Holding Co.	10,615	548,795

Security	Shares	Value
Home BancShares Inc./AR	22,413	$511,241
MB Financial Inc.	12,581	509,279
Pinnacle Financial Partners Inc.	12,732	817,394
Signature Bank/New York NYa,b	5,663	803,863
Sterling Bancorp./DE	43,252	975,333
SVB Financial Group[a]	15,287	3,669,033
Synovus Financial Corp.	34,173	1,706,600
Texas Capital Bancshares Inc.[a]	14,146	1,271,725
Webster Financial Corp.	15,340	849,836
Wintrust Financial Corp.	8,683	747,172

		62,111,513
BEVERAGES — 1.83%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	1,290	243,875
Brown-Forman Corp. Class B NVS	50,645	2,755,088
Coca-Cola Co. (The)	498,996	21,671,396
Constellation Brands Inc. Class A	49,515	11,285,459
Dr Pepper Snapple Group Inc.	24,801	2,935,942
Monster Beverage Corp.[a]	119,675	6,846,607
PepsiCo Inc.	201,273	21,968,948

		67,707,315
BIOTECHNOLOGY — 3.82%
AbbVie Inc.	460,391	43,576,008
Alexion Pharmaceuticals Inc.[a]	33,480	3,731,681
Amgen Inc.	113,900	19,417,672
Biogen Inc.[a]	42,129	11,535,763
Celgene Corp.[a]	217,219	19,378,107
Dyax Corp.[a,c]	12,804	29,321
Gilead Sciences Inc.	245,932	18,540,813
Incyte Corp.[a]	50,982	4,248,330
Regeneron Pharmaceuticals Inc.[a]	22,365	7,701,611
United Therapeutics Corp.[a]	8,594	965,622
Vertex Pharmaceuticals Inc.[a]	73,266	11,940,893

		141,065,821
BUILDING PRODUCTS — 0.31%
Allegion PLC	17,813	1,519,271
AO Smith Corp.	42,103	2,677,330
Fortune Brands Home & Security Inc.	44,212	2,603,644
Lennox International Inc.	10,843	2,215,984
Masco Corp.	59,875	2,421,345

		11,437,574
CAPITAL MARKETS — 3.25%
Affiliated Managers Group Inc.	7,067	1,339,762
Ameriprise Financial Inc.	29,311	4,336,269
BlackRock Inc.[d]	21,137	11,450,336
Cboe Global Markets Inc.	32,514	3,709,847
Charles Schwab Corp. (The)	346,116	18,074,177
CME Group Inc.	65,813	10,644,595
E*TRADE Financial Corp.[a]	77,136	4,274,106

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
Eaton Vance Corp. NVS	34,756	$1,934,866
Evercore Inc. Class A	11,863	1,034,454
FactSet Research Systems Inc.	11,284	2,250,255
Federated Investors Inc. Class B	20,452	683,097
Interactive Brokers Group Inc. Class A	20,577	1,383,597
Intercontinental Exchange Inc.	168,164	12,195,253
Janus Henderson Group PLC	52,199	1,727,265
MarketAxess Holdings Inc.	10,840	2,357,050
Moody’s Corp.	47,986	7,740,142
MSCI Inc.	25,999	3,886,070
Nasdaq Inc.	16,130	1,390,729
Northern Trust Corp.	33,200	3,423,916
Raymond James Financial Inc.	17,855	1,596,416
S&P Global Inc.	73,323	14,009,092
SEI Investments Co.	37,469	2,806,803
T Rowe Price Group Inc.	70,792	7,643,412

		119,891,509
CHEMICALS — 1.37%
Air Products & Chemicals Inc.	22,879	3,638,447
Albemarle Corp.	19,084	1,769,850
CF Industries Holdings Inc.	28,385	1,070,966
Chemours Co. (The)	53,759	2,618,601
Ecolab Inc.	34,682	4,753,862
FMC Corp.	38,956	2,982,861
International Flavors & Fragrances Inc.	13,881	1,900,448
Monsanto Co.	66,359	7,743,432
NewMarket Corp.	1,187	476,794
Olin Corp.	27,282	829,100
PolyOne Corp.	14,644	622,663
PPG Industries Inc.	35,347	3,944,725
Praxair Inc.	43,278	6,245,015
RPM International Inc.	16,698	795,994
Scotts Miracle-Gro Co. (The)	6,380	547,085
Sensient Technologies Corp.	5,672	400,330
Sherwin-Williams Co. (The)	23,876	9,362,257
Valvoline Inc.	35,022	775,037

		50,477,467
COMMERCIAL SERVICES & SUPPLIES — 0.65%
Brink’s Co. (The)	14,308	1,020,876
Cintas Corp.	24,844	4,237,890
Copart Inc.[a]	58,051	2,956,537
Deluxe Corp.	6,844	506,524
Healthcare Services Group Inc.	21,201	921,820
Herman Miller Inc.	16,855	538,517
MSA Safety Inc.	6,534	543,890
Republic Services Inc.	30,167	1,997,960
Rollins Inc.	27,672	1,412,102
Waste Management Inc.	115,365	9,704,504

		23,840,620
COMMUNICATIONS EQUIPMENT — 0.96%
Cisco Systems Inc.	640,034	27,451,059
F5 Networks Inc.[a]	10,374	1,500,184
InterDigital Inc./PA	10,007	736,515

Security	Shares	Value
Motorola Solutions Inc.	46,797	$4,927,724
Plantronics Inc.	5,206	314,286
ViaSat Inc.[a,b]	5,858	384,988

		35,314,756
CONSTRUCTION & ENGINEERING — 0.05%
Dycom Industries Inc.[a,b]	9,097	979,110
Granite Construction Inc.	6,339	354,096
Valmont Industries Inc.	2,682	392,377

		1,725,583
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	14,033	1,446,101
Martin Marietta Materials Inc.	7,811	1,619,220
Vulcan Materials Co.	19,458	2,221,520

		5,286,841
CONSUMER FINANCE — 0.34%
American Express Co.	124,816	11,642,836
SLM Corp.[a]	85,571	959,251

		12,602,087
CONTAINERS & PACKAGING — 0.18%
AptarGroup Inc.	8,730	784,216
Avery Dennison Corp.	25,291	2,687,169
Packaging Corp. of America	17,897	2,016,992
Sealed Air Corp.	18,467	790,203
Silgan Holdings Inc.	8,872	247,085

		6,525,665
DISTRIBUTORS — 0.10%
LKQ Corp.[a]	51,526	1,955,412
Pool Corp.	11,621	1,699,222

		3,654,634
DIVERSIFIED CONSUMER SERVICES — 0.10%
H&R Block Inc.	37,865	962,150
Service Corp. International/U.S.	53,737	2,028,034
Sotheby’sa	10,756	551,890

		3,542,074
ELECTRIC UTILITIES — 0.40%
ALLETE Inc.	7,662	553,580
FirstEnergy Corp.	53,024	1,803,346
IDACORP Inc.	7,579	668,998
NextEra Energy Inc.	69,201	11,302,599
PNM Resources Inc.	13,526	517,370

		14,845,893

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.43%
AMETEK Inc.	66,732	$5,069,630
Emerson Electric Co.	75,377	5,148,249
Hubbell Inc.	8,547	1,040,854
Rockwell Automation Inc.	25,600	4,459,520

		15,718,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.11%
Amphenol Corp. Class A	88,148	7,592,187
Belden Inc.[b]	5,220	359,867
Cognex Corp.	49,999	2,599,448
Coherent Inc.[a]	7,103	1,331,102
Corning Inc.	251,061	6,999,581
FLIR Systems Inc.	27,214	1,360,972
IPG Photonics Corp.[a]	10,971	2,560,412
Jabil Inc.	49,993	1,436,299
Keysight Technologies Inc.[a]	27,023	1,415,735
Littelfuse Inc.	7,167	1,492,026
National Instruments Corp.	30,649	1,549,920
TE Connectivity Ltd.	73,110	7,303,689
Trimble Inc.[a]	72,162	2,589,173
Vishay Intertechnology Inc.	18,349	341,291
Zebra Technologies Corp. Class Aa	15,327	2,133,365

		41,065,067
ENERGY EQUIPMENT & SERVICES — 0.02%
Core Laboratories NVb	5,344	578,328

		578,328
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.90%
Alexandria Real Estate Equities Inc.	15,821	1,975,885
American Tower Corp.	127,276	18,498,294
Apartment Investment & Management Co. Class A	20,448	833,256
AvalonBay Communities Inc.	17,506	2,879,037
Boston Properties Inc.	19,815	2,441,604
Camden Property Trust	14,289	1,202,848
CoreSite Realty Corp.[b]	9,865	989,065
Corporate Office Properties Trust	12,516	323,288
Cousins Properties Inc.	63,033	547,126
Crown Castle International Corp.	81,587	8,942,751
CyrusOne Inc.	12,094	619,334
DCT Industrial Trust Inc.	26,886	1,514,757
Digital Realty Trust Inc.	35,572	3,748,577
Douglas Emmett Inc.	29,301	1,077,105
Equinix Inc.	22,941	9,592,550
Essex Property Trust Inc.[b]	9,905	2,383,935
Extra Space Storage Inc.	36,366	3,176,934
Federal Realty Investment Trust	9,895	1,148,908
First Industrial Realty Trust Inc.	34,634	1,012,352
GEO Group Inc. (The)	19,290	394,866
GGP Inc.	70,289	1,438,113
Healthcare Realty Trust Inc.[b]	18,535	513,605
Highwoods Properties Inc.	13,499	591,526
Iron Mountain Inc.[b]	36,574	1,201,822
Kilroy Realty Corp.[b]	17,270	1,225,479

Security	Shares	Value
Lamar Advertising Co. Class A	24,273	$1,545,219
Liberty Property Trust	21,298	846,170
Life Storage Inc.	6,845	571,694
Medical Properties Trust Inc.[b]	56,687	736,931
National Retail Properties Inc.	18,117	711,273
PotlatchDeltic Corp.	11,233	584,678
Prologis Inc.	154,296	9,719,105
Public Storage	24,276	4,864,668
Quality Care Properties Inc.[a]	8,482	164,805
Rayonier Inc.[b]	22,621	795,807
SBA Communications Corp.[a]	33,789	5,775,216
Simon Property Group Inc.	44,208	6,823,505
Tanger Factory Outlet Centers Inc.[b]	11,634	255,948
Taubman Centers Inc.[b]	7,776	442,532
UDR Inc.	51,486	1,833,931
Uniti Group Inc.	22,899	372,109
Urban Edge Properties[b]	16,855	359,854
Vornado Realty Trust	32,219	2,168,339
Weingarten Realty Investors	13,838	388,571

		107,233,372
FOOD & STAPLES RETAILING — 0.02%
Sprouts Farmers Market Inc.[a,b]	35,365	830,017

		830,017
FOOD PRODUCTS — 0.37%
Flowers Foods Inc.	23,473	513,120
General Mills Inc.	57,314	2,582,569
Hain Celestial Group Inc. (The)[a]	11,765	377,304
Hershey Co. (The)	21,980	2,175,141
Ingredion Inc.	9,556	1,231,959
Kellogg Co.	26,083	1,695,656
Lamb Weston Holdings Inc.	41,892	2,438,952
Lancaster Colony Corp.	2,974	366,218
McCormick & Co. Inc./MD NVS	17,061	1,815,120
Sanderson Farms Inc.	3,859	459,298
Tootsie Roll Industries Inc.	2,642	77,792

		13,733,129
GAS UTILITIES — 0.04%
ONE Gas Inc.	6,233	411,503
Southwest Gas Holdings Inc.	6,746	456,232
WGL Holdings Inc.	5,519	461,664

		1,329,399
HEALTH CARE EQUIPMENT & SUPPLIES — 4.22%
Abbott Laboratories	502,693	30,121,365
ABIOMED Inc.[a]	12,122	3,527,381
Align Technology Inc.[a]	20,809	5,225,764
Baxter International Inc.	80,356	5,226,354
Becton Dickinson and Co.	76,902	16,664,663
Boston Scientific Corp.[a]	396,636	10,836,096

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
Cantel Medical Corp.	10,058	$1,120,562
Cooper Companies Inc. (The)	14,195	3,247,958
Edwards Lifesciences Corp.[a]	60,809	8,484,072
Globus Medical Inc. Class Aa	20,703	1,031,423
Hill-Rom Holdings Inc.	18,863	1,641,081
Hologic Inc.[a]	80,021	2,989,585
ICU Medical Inc.[a]	4,274	1,078,758
IDEXX Laboratories Inc.[a]	25,196	4,822,262
Intuitive Surgical Inc.[a]	32,423	13,385,187
LivaNova PLC[a]	12,686	1,122,711
Masimo Corp.[a]	13,708	1,205,619
Medtronic PLC	168,206	13,493,485
NuVasive Inc.[a]	8,964	468,010
ResMed Inc.	41,381	4,074,787
STERIS PLC	15,079	1,407,775
Stryker Corp.	93,061	14,975,376
Teleflex Inc.	13,101	3,340,493
Varian Medical Systems Inc.[a]	13,947	1,710,600
West Pharmaceutical Services Inc.	13,467	1,189,001
Zimmer Biomet Holdings Inc.	32,802	3,576,730

		155,967,098
HEALTH CARE PROVIDERS & SERVICES — 2.83%
Aetna Inc.	47,329	7,998,601
Anthem Inc.	39,136	8,598,179
Centene Corp.[a]	50,221	5,367,118
Cigna Corp.	70,120	11,761,929
Encompass Health Corp.	28,638	1,637,235
HCA Healthcare Inc.	43,646	4,233,662
Laboratory Corp. of America Holdings[a]	17,050	2,757,838
Molina Healthcare Inc.[a]	6,547	531,485
Tenet Healthcare Corp.[a]	9,373	227,295
UnitedHealth Group Inc.	279,455	59,803,370
WellCare Health Plans Inc.[a]	8,075	1,563,562

		104,480,274
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a]	26,606	328,584
Cerner Corp.[a]	91,153	5,286,874
Medidata Solutions Inc.[a,b]	16,842	1,057,846

		6,673,304
HOTELS, RESTAURANTS & LEISURE — 2.77%
Boyd Gaming Corp.	23,411	745,874
Carnival Corp.	52,994	3,475,346
Chipotle Mexican Grill Inc.[a,b]	2,825	912,786
Churchill Downs Inc.	3,121	761,680
Cracker Barrel Old Country Store Inc.	2,800	445,760
Darden Restaurants Inc.	21,332	1,818,553
Domino’s Pizza Inc.	12,668	2,958,738
Dunkin’ Brands Group Inc.	23,869	1,424,741
Hilton Worldwide Holdings Inc.	23,342	1,838,416
ILG Inc.	21,827	679,038
Jack in the Box Inc.	5,581	476,227
Marriott International Inc./MD Class A	86,672	11,785,659
McDonald’s Corp.	230,234	36,003,993

Security	Shares	Value
MGM Resorts International	65,293	$2,286,561
Norwegian Cruise Line Holdings Ltd.[a]	59,432	3,148,113
Papa John’s International Inc.	3,029	173,562
Royal Caribbean Cruises Ltd.	32,484	3,824,666
Scientific Games Corp./DE Class Aa,b	14,493	602,909
Six Flags Entertainment Corp.	22,422	1,395,994
Starbucks Corp.	259,763	15,037,680
Texas Roadhouse Inc.	12,581	726,930
Wendy’s Co. (The)	27,228	477,851
Wyndham Worldwide Corp.	28,790	3,294,440
Wynn Resorts Ltd.	23,148	4,221,269
Yum! Brands Inc.	43,218	3,679,148

		102,195,934
HOUSEHOLD DURABLES — 0.54%
DR Horton Inc.	98,565	4,321,090
Garmin Ltd.	16,210	955,255
Helen of Troy Ltd.[a]	3,642	316,854
KB Home	23,841	678,276
Lennar Corp. Class A	46,734	2,754,502
Mohawk Industries Inc.[a]	11,961	2,777,583
NVR Inc.[a]	1,000	2,800,000
PulteGroup Inc.	76,328	2,250,913
Tempur Sealy International Inc.[a,b]	5,612	254,167
Toll Brothers Inc.	41,420	1,791,415
TRI Pointe Group Inc.[a,b]	42,550	699,097
Tupperware Brands Corp.	6,325	306,004

		19,905,156
HOUSEHOLD PRODUCTS — 1.08%
Church & Dwight Co. Inc.	37,454	1,886,184
Clorox Co. (The)	21,222	2,824,860
Colgate-Palmolive Co.	118,828	8,517,591
Energizer Holdings Inc.	7,807	465,141
Kimberly-Clark Corp.	44,503	4,901,115
Procter & Gamble Co. (The)	269,396	21,357,715

		39,952,606
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
NRG Energy Inc.	47,234	1,442,054

		1,442,054
INDUSTRIAL CONGLOMERATES — 1.77%
3M Co.	171,986	37,754,367
Carlisle Companies Inc.	8,730	911,499
Honeywell International Inc.	128,155	18,519,679
Roper Technologies Inc.	29,770	8,356,141

		65,541,686

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
INSURANCE — 1.10%
Allstate Corp. (The)	48,256	$4,574,669
Aon PLC	42,046	5,900,315
Arthur J Gallagher & Co.	26,586	1,827,256
Brown & Brown Inc.	41,770	1,062,629
CNO Financial Group Inc.	36,383	788,420
First American Financial Corp.	17,048	1,000,377
Kemper Corp.	13,821	787,797
Marsh & McLennan Companies Inc.	83,806	6,921,537
Primerica Inc.	11,790	1,138,914
Principal Financial Group Inc.	35,660	2,172,050
Progressive Corp. (The)	168,594	10,272,432
RenaissanceRe Holdings Ltd.	5,985	828,982
Torchmark Corp.	12,740	1,072,326
Willis Towers Watson PLC	16,020	2,438,084

		40,785,788
INTERNET & DIRECT MARKETING RETAIL — 6.42%
Amazon.com Inc.[a]	116,059	167,976,833
Booking Holdings Inc.[a]	14,069	29,269,007
Expedia Group Inc.	20,832	2,300,061
Netflix Inc.[a]	125,347	37,021,236
TripAdvisor Inc.[a,b]	11,719	479,190

		237,046,327
INTERNET SOFTWARE & SERVICES — 8.37%
Akamai Technologies Inc.[a]	19,597	1,390,995
Alphabet Inc. Class Aa	86,222	89,424,285
Alphabet Inc. Class C NVS[a]	87,907	90,701,564
Cars.com Inc.[a]	10,934	309,760
eBay Inc.[a]	271,752	10,935,301
Facebook Inc. Class Aa	691,966	110,569,247
j2 Global Inc.	13,974	1,102,828
LogMeIn Inc.	15,188	1,754,973
VeriSign Inc.[a,b]	24,130	2,860,853

		309,049,806
IT SERVICES — 6.21%
Accenture PLC Class A	112,197	17,222,239
Acxiom Corp.[a]	10,776	244,723
Alliance Data Systems Corp.	8,459	1,800,583
Automatic Data Processing Inc.	128,040	14,529,979
Broadridge Financial Solutions Inc.	33,659	3,692,056
Cognizant Technology Solutions Corp. Class A	169,800	13,668,900
CoreLogic Inc./U.S.[a]	23,826	1,077,650
DST Systems Inc.	7,308	611,314
DXC Technology Co.	42,868	4,309,520
Fidelity National Information Services Inc.	59,260	5,706,738
Fiserv Inc.[a]	119,604	8,528,961
Gartner Inc.[a]	26,160	3,076,939
Global Payments Inc.	45,913	5,120,218
Jack Henry & Associates Inc.	22,270	2,693,556
Mastercard Inc. Class A	266,619	46,700,984
MAXIMUS Inc.	18,816	1,255,780
Paychex Inc.	59,995	3,695,092
PayPal Holdings Inc.[a]	325,837	24,721,253
Sabre Corp.	25,896	555,469
Teradata Corp.[a]	22,486	892,020

Security	Shares	Value
Total System Services Inc.	47,750	$4,118,915
Visa Inc. Class A	520,638	62,278,718
Western Union Co. (The)	52,420	1,008,037
WEX Inc.[a]	11,439	1,791,576

		229,301,220
LEISURE PRODUCTS — 0.12%
Brunswick Corp./DE	11,155	662,495
Hasbro Inc.	17,514	1,476,430
Mattel Inc.[b]	27,358	359,758
Polaris Industries Inc.	16,982	1,944,779

		4,443,462
LIFE SCIENCES TOOLS & SERVICES — 1.37%
Agilent Technologies Inc.	93,477	6,253,611
Bio-Rad Laboratories Inc. Class Aa	5,766	1,441,961
Bio-Techne Corp.	10,806	1,632,138
Charles River Laboratories International Inc.[a]	13,576	1,449,102
Illumina Inc.[a]	42,528	10,054,470
IQVIA Holdings Inc.[a]	24,400	2,393,884
Mettler-Toledo International Inc.[a]	7,362	4,233,371
PerkinElmer Inc.	19,844	1,502,588
Thermo Fisher Scientific Inc.	83,561	17,252,004
Waters Corp.[a]	22,806	4,530,412

		50,743,541
MACHINERY — 1.94%
Caterpillar Inc.	89,697	13,219,544
Crane Co.	6,579	610,136
Deere & Co.	51,524	8,002,708
Donaldson Co. Inc.	22,951	1,033,943
Dover Corp.	25,209	2,476,028
Fortive Corp.	58,272	4,517,245
Graco Inc.	48,618	2,222,815
IDEX Corp.	22,043	3,141,348
Illinois Tool Works Inc.	88,796	13,910,781
Ingersoll-Rand PLC	30,215	2,583,685
ITT Inc.	13,211	647,075
Kennametal Inc.	10,390	417,262
Lincoln Electric Holdings Inc.	9,783	879,981
Nordson Corp.	14,666	1,999,562
Oshkosh Corp.	10,230	790,472
Parker-Hannifin Corp.	21,637	3,700,576
Stanley Black & Decker Inc.	29,304	4,489,373
Terex Corp.	9,496	355,245
Timken Co. (The)	10,031	457,414
Toro Co. (The)	31,109	1,942,757
Wabtec Corp./DEb	10,255	834,757
Woodward Inc.	8,569	614,055
Xylem Inc./NY	36,104	2,777,120

		71,623,882

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
MEDIA — 1.80%
AMC Networks Inc. Class Aa	9,006	$465,610
Cable One Inc.	886	608,779
CBS Corp. Class B NVS	45,005	2,312,807
Charter Communications Inc. Class Aa	53,742	16,725,585
Comcast Corp. Class A	669,315	22,870,494
John Wiley & Sons Inc. Class A	4,927	313,850
Live Nation Entertainment Inc.[a]	39,174	1,650,792
Meredith Corp.	5,766	310,211
New York Times Co. (The) Class A	37,147	895,243
Walt Disney Co. (The)	204,121	20,501,913

		66,655,284
METALS & MINING — 0.04%
Royal Gold Inc.	18,903	1,623,201

		1,623,201
MULTI-UTILITIES — 0.22%
Dominion Energy Inc.	71,653	4,831,562
Vectren Corp.	15,028	960,590
WEC Energy Group Inc.	38,420	2,408,934

		8,201,086
MULTILINE RETAIL — 0.27%
Dollar General Corp.	36,041	3,371,635
Dollar Tree Inc.[a]	68,484	6,499,132

		9,870,767
OIL, GAS & CONSUMABLE FUELS — 0.27%
Cabot Oil & Gas Corp.	61,465	1,473,930
Cimarex Energy Co.	8,938	835,703
EOG Resources Inc.	58,414	6,149,242
Hess Corp.	23,624	1,195,847
Matador Resources Co.[a]	12,614	377,285

		10,032,007
PAPER & FOREST PRODUCTS — 0.03%
Louisiana-Pacific Corp.	42,319	1,217,518

		1,217,518
PERSONAL PRODUCTS — 0.28%
Estee Lauder Companies Inc. (The) Class A	65,010	9,733,297
Nu Skin Enterprises Inc. Class A	6,516	480,295

		10,213,592
PHARMACEUTICALS — 4.05%
Akorn Inc.[a]	27,069	506,461
Bristol-Myers Squibb Co.	297,034	18,787,401
Catalent Inc.[a]	38,826	1,594,196
Eli Lilly & Co.	169,836	13,140,211
Johnson & Johnson	418,419	53,620,395

Security	Shares	Value
Merck & Co. Inc.	288,124	$15,694,114
Nektar Therapeutics[a,b]	45,642	4,849,919
Perrigo Co. PLC	13,351	1,112,672
Pfizer Inc.	790,852	28,067,338
Prestige Brands Holdings Inc.[a]	10,253	345,731
Zoetis Inc.	140,693	11,749,272

		149,467,710
PROFESSIONAL SERVICES — 0.19%
Dun & Bradstreet Corp. (The)	5,242	613,314
Equifax Inc.	20,429	2,406,741
Robert Half International Inc.	20,907	1,210,306
Verisk Analytics Inc. Class Aa	28,665	2,981,160

		7,211,521
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Group Inc. Class Aa	87,227	4,118,859
Jones Lang LaSalle Inc.	8,304	1,450,211

		5,569,070
ROAD & RAIL — 1.17%
CSX Corp.	256,213	14,273,626
JB Hunt Transport Services Inc.	13,975	1,637,171
Kansas City Southern	13,764	1,511,975
Knight-Swift Transportation Holdings Inc.	18,858	867,657
Landstar System Inc.	8,408	921,937
Norfolk Southern Corp.	36,897	5,009,875
Old Dominion Freight Line Inc.	19,748	2,902,364
Union Pacific Corp.	118,197	15,889,223
Werner Enterprises Inc.	6,728	245,572

		43,259,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.43%
Advanced Micro Devices Inc.[a,b]	80,050	804,503
Analog Devices Inc.	107,055	9,755,922
Applied Materials Inc.	303,446	16,874,632
Broadcom Ltd.	118,571	27,941,256
Cirrus Logic Inc.[a]	18,387	747,064
Cree Inc.[a,b]	12,754	514,114
Cypress Semiconductor Corp.	63,633	1,079,216
First Solar Inc.[a]	11,279	800,583
Integrated Device Technology Inc.[a,b]	38,331	1,171,395
Intel Corp.	770,432	40,124,099
KLA-Tencor Corp.	45,228	4,930,304
Lam Research Corp.	47,016	9,551,771
Microchip Technology Inc.	67,917	6,204,897
Micron Technology Inc.[a]	333,971	17,413,248
Microsemi Corp.[a]	33,943	2,196,791
MKS Instruments Inc.	15,705	1,816,283
Monolithic Power Systems Inc.	11,034	1,277,406
NVIDIA Corp.	174,729	40,465,489
Qorvo Inc.[a]	36,746	2,588,756

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Shares	Value
QUALCOMM Inc.	149,988	$8,310,835
Silicon Laboratories Inc.[a]	12,275	1,103,523
Skyworks Solutions Inc.	52,694	5,283,100
Teradyne Inc.	56,263	2,571,782
Texas Instruments Inc.	284,135	29,518,785
Versum Materials Inc.	31,194	1,173,830
Xilinx Inc.	44,984	3,249,644

		237,469,228
SOFTWARE — 9.70%
ACI Worldwide Inc.[a]	17,440	413,677
Activision Blizzard Inc.	219,066	14,778,192
Adobe Systems Inc.[a]	141,979	30,678,822
ANSYS Inc.[a]	24,308	3,808,820
Autodesk Inc.[a]	38,980	4,895,108
Blackbaud Inc.[b]	13,859	1,410,985
Cadence Design Systems Inc.[a]	82,066	3,017,567
CDK Global Inc.	36,642	2,320,904
Citrix Systems Inc.[a]	21,031	1,951,677
CommVault Systems Inc.[a]	6,444	368,597
Electronic Arts Inc.[a]	88,569	10,738,106
Fair Isaac Corp.	8,642	1,463,696
Fortinet Inc.[a]	41,868	2,243,287
Intuit Inc.	70,228	12,174,024
Manhattan Associates Inc.[a]	12,229	512,151
Microsoft Corp.	2,223,769	202,963,397
Oracle Corp.	445,119	20,364,194
PTC Inc.[a]	19,787	1,543,584
Red Hat Inc.[a]	51,105	7,640,709
salesforce.com Inc.[a]	198,163	23,046,357
Symantec Corp.	81,059	2,095,375
Synopsys Inc.[a]	42,958	3,575,824
Take-Two Interactive Software Inc.[a]	21,621	2,114,101
Tyler Technologies Inc.[a]	10,069	2,124,156
Ultimate Software Group Inc. (The)[a]	8,406	2,048,542

		358,291,852
SPECIALTY RETAIL — 2.68%
American Eagle Outfitters Inc.	28,096	559,953
AutoZone Inc.[a]	3,358	2,178,301
CarMax Inc.[a,b]	26,245	1,625,615
Home Depot Inc. (The)	337,255	60,112,331
Lowe’s Companies Inc.	162,887	14,293,334
O’Reilly Automotive Inc.[a]	13,104	3,241,668
Ross Stores Inc.	72,851	5,680,921
Tiffany & Co.	12,417	1,212,644
TJX Companies Inc. (The)	82,485	6,727,477
Tractor Supply Co.	14,973	943,599
Ulta Salon Cosmetics & Fragrance Inc.[a]	11,559	2,361,157

		98,937,000
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.79%
Apple Inc.	1,465,418	245,867,832
NetApp Inc.	77,348	4,771,598

		250,639,430

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Carter’s Inc.	9,501	$989,054
Deckers Outdoor Corp.[a]	4,590	413,238
Hanesbrands Inc.	44,419	818,198
Michael Kors Holdings Ltd.[a]	43,888	2,724,567
NIKE Inc. Class B	251,123	16,684,612
Skechers U.S.A. Inc. Class Aa	38,706	1,505,276
Tapestry Inc.	32,210	1,694,568
VF Corp.	59,242	4,391,017

		29,220,530
THRIFTS & MORTGAGE FINANCE — 0.03%
LendingTree Inc.[a,b]	2,200	721,930
Washington Federal Inc.	10,647	368,386

		1,090,316
TOBACCO — 1.12%
Altria Group Inc.	307,367	19,155,111
Philip Morris International Inc.	224,297	22,295,122

		41,450,233
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Fastenal Co.	46,508	2,538,872
MSC Industrial Direct Co. Inc. Class A	5,915	542,465
United Rentals Inc.[a]	24,409	4,216,166
Watsco Inc.	4,457	806,583

		8,104,086
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	28,324	2,326,250
Aqua America Inc.	31,195	1,062,502

		3,388,752

TOTAL COMMON STOCKS
(Cost: $3,279,433,938)		3,687,600,926

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d],e,f	19,432,035	19,432,035
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	3,276,788	3,276,788

		22,708,823

SCHEDULES OF INVESTMENTS	61

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2018

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,710,456)	$22,708,823

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $3,302,144,394)	3,710,309,749
Other Assets, Less Liabilities — (0.45)%	(16,636,343)

NET ASSETS — 100.00%	$3,693,673,406

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 2.23%
Arconic Inc.	126,731	$2,919,882
Curtiss-Wright Corp.	5,804	783,946
Esterline Technologies Corp.[a]	8,028	587,248
General Dynamics Corp.	41,255	9,113,230
Harris Corp.	13,074	2,108,575
Huntington Ingalls Industries Inc.	4,419	1,139,041
L3 Technologies Inc.	23,328	4,852,224
Lockheed Martin Corp.	28,211	9,533,343
Northrop Grumman Corp.	16,637	5,808,310
Raytheon Co.	33,617	7,255,221
Textron Inc.	78,204	4,611,690
United Technologies Corp.	222,233	27,961,356

		76,674,066
AIR FREIGHT & LOGISTICS — 0.70%
CH Robinson Worldwide Inc.	41,968	3,932,821
Expeditors International of Washington Inc.	23,802	1,506,667
FedEx Corp.	31,657	7,601,162
United Parcel Service Inc. Class B	104,868	10,975,485

		24,016,135
AIRLINES — 0.76%
Alaska Air Group Inc.	37,020	2,293,759
American Airlines Group Inc.	58,261	3,027,242
Delta Air Lines Inc.	194,308	10,650,022
JetBlue Airways Corp.[a]	95,956	1,949,826
Southwest Airlines Co.	53,223	3,048,613
United Continental Holdings Inc.[a]	72,205	5,016,081

		25,985,543
AUTO COMPONENTS — 0.13%
BorgWarner Inc.	19,494	979,184
Cooper Tire & Rubber Co.	15,360	450,048
Dana Inc.	15,950	410,872
Gentex Corp.	31,872	733,693
Goodyear Tire & Rubber Co. (The)	72,202	1,919,129

		4,492,926
AUTOMOBILES — 0.84%
Ford Motor Co.	1,165,965	12,918,892
General Motors Co.	377,281	13,710,392
Harley-Davidson Inc.	50,391	2,160,766

		28,790,050
BANKS — 12.11%
Associated Banc-Corp.	51,635	1,283,130
BancorpSouth Bank	13,507	429,523
Bank of America Corp.	1,486,389	44,576,806
Bank of Hawaii Corp.	6,651	552,698

Security	Shares	Value
BB&T Corp.	232,244	$12,085,978
Cathay General Bancorp.	8,660	346,227
Chemical Financial Corp.	21,250	1,161,950
Citigroup Inc.	767,864	51,830,820
Citizens Financial Group Inc.	145,614	6,112,876
Comerica Inc.	25,513	2,447,462
Commerce Bancshares Inc./MO	13,853	829,933
Cullen/Frost Bankers Inc.	8,308	881,230
F.N.B. Corp.	96,734	1,301,072
Fifth Third Bancorp.	207,287	6,581,362
First Horizon National Corp.	97,496	1,835,850
Fulton Financial Corp.	51,996	922,929
Hancock Holding Co.	14,609	755,285
Home BancShares Inc./AR	24,278	553,781
Huntington Bancshares Inc./OH	328,949	4,967,130
International Bancshares Corp.	15,969	621,194
JPMorgan Chase & Co.	1,025,374	112,760,379
KeyCorp	316,906	6,195,512
M&T Bank Corp.	44,872	8,272,602
MB Financial Inc.	12,401	501,992
PacWest Bancorp.	37,778	1,871,144
People’s United Financial Inc.	103,571	1,932,635
Pinnacle Financial Partners Inc.	8,934	573,563
PNC Financial Services Group Inc. (The)[b]	140,898	21,309,414
Prosperity Bancshares Inc.	20,791	1,510,050
Regions Financial Corp.	335,392	6,231,583
Signature Bank/New York NYa	10,235	1,452,858
Sterling Bancorp./DE	22,468	506,653
SunTrust Banks Inc.	139,915	9,519,817
TCF Financial Corp.	51,476	1,174,168
Trustmark Corp.	19,772	616,096
U.S. Bancorp.	468,860	23,677,430
UMB Financial Corp.	13,456	974,080
Umpqua Holdings Corp.	65,892	1,410,748
United Bankshares Inc./WV	31,194	1,099,588
Valley National Bancorp.	79,008	984,440
Webster Financial Corp.	11,739	650,341
Wells Fargo & Co.	1,311,618	68,741,899
Wintrust Financial Corp.	7,669	659,917
Zions BanCorp.	59,044	3,113,390

		415,817,535
BEVERAGES — 1.75%
Boston Beer Co. Inc. (The) Class A NVS[a,c]	1,450	274,123
Brown-Forman Corp. Class B NVS	25,775	1,402,160
Coca-Cola Co. (The)	630,905	27,400,204
Dr Pepper Snapple Group Inc.	28,056	3,321,269
Molson Coors Brewing Co. Class B	55,251	4,162,058
PepsiCo Inc.	216,688	23,651,495

		60,211,309
BIOTECHNOLOGY — 0.98%
Alexion Pharmaceuticals Inc.[a]	31,796	3,543,982
Amgen Inc.	81,882	13,959,243
Biogen Inc.[a]	19,572	5,359,205
Gilead Sciences Inc.	136,984	10,327,224
United Therapeutics Corp.[a]	4,063	456,519

		33,646,173

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
BUILDING PRODUCTS — 0.35%
Allegion PLC	10,000	$852,900
Johnson Controls International PLC	276,704	9,751,049
Masco Corp.	32,093	1,297,841

		11,901,790
CAPITAL MARKETS — 3.16%
Affiliated Managers Group Inc.	9,005	1,707,168
Ameriprise Financial Inc.	13,641	2,018,050
Bank of New York Mellon Corp. (The)	301,682	15,545,673
BlackRock Inc.[b]	15,108	8,184,306
CME Group Inc.	33,561	5,428,156
Franklin Resources Inc.	97,831	3,392,779
Goldman Sachs Group Inc. (The)	105,563	26,587,097
Invesco Ltd.	121,648	3,893,952
Legg Mason Inc.	25,617	1,041,331
Morgan Stanley	412,231	22,243,985
Nasdaq Inc.	18,112	1,561,617
Northern Trust Corp.	29,181	3,009,437
Raymond James Financial Inc.	20,155	1,802,059
State Street Corp.	109,851	10,955,440
Stifel Financial Corp.	21,593	1,278,953

		108,650,003
CHEMICALS — 3.01%
Air Products & Chemicals Inc.	41,861	6,657,155
Albemarle Corp.	13,701	1,270,631
Ashland Global Holdings Inc.	18,686	1,304,096
Cabot Corp.	18,490	1,030,263
CF Industries Holdings Inc.	40,190	1,516,369
DowDuPont Inc.	699,122	44,541,063
Eastman Chemical Co.	42,650	4,502,987
Ecolab Inc.	41,915	5,745,289
International Flavors & Fragrances Inc.	9,199	1,259,435
LyondellBasell Industries NV Class A	96,669	10,215,980
Minerals Technologies Inc.	10,897	729,554
Monsanto Co.	63,218	7,376,908
Mosaic Co. (The)	104,985	2,549,036
NewMarket Corp.	1,542	619,390
Olin Corp.	21,233	645,271
PolyOne Corp.	8,947	380,426
PPG Industries Inc.	39,546	4,413,334
Praxair Inc.	41,175	5,941,552
RPM International Inc.	22,931	1,093,121
Scotts Miracle-Gro Co. (The)	5,611	481,143
Sensient Technologies Corp.	7,191	507,541
Valvoline Inc.	24,351	538,888

		103,319,432

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Clean Harbors Inc.[a]	15,500	$756,555
Deluxe Corp.	7,356	544,418
HNI Corp.	12,895	465,380
MSA Safety Inc.	3,449	287,095
Pitney Bowes Inc.	56,470	614,958
Republic Services Inc.	36,194	2,397,129
Stericycle Inc.[a]	25,583	1,497,373

		6,562,908
COMMUNICATIONS EQUIPMENT — 1.20%
ARRIS International PLC[a]	52,551	1,396,280
Ciena Corp.[a]	43,999	1,139,574
Cisco Systems Inc.	777,255	33,336,467
F5 Networks Inc.[a]	7,832	1,132,586
Juniper Networks Inc.	103,271	2,512,583
NetScout Systems Inc.[a]	26,061	686,707
Plantronics Inc.	4,613	278,487
ViaSat Inc.[a,c]	10,641	699,327

		41,182,011
CONSTRUCTION & ENGINEERING — 0.31%
AECOM[a]	47,506	1,692,639
EMCOR Group Inc.	17,677	1,377,569
Fluor Corp.	42,156	2,412,166
Granite Construction Inc.	5,543	309,632
Jacobs Engineering Group Inc.	36,066	2,133,304
KBR Inc.	41,841	677,406
Quanta Services Inc.[a]	46,615	1,601,225
Valmont Industries Inc.	4,097	599,391

		10,803,332
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	10,705	2,219,146
Vulcan Materials Co.	19,517	2,228,256

		4,447,402
CONSUMER FINANCE — 1.11%
American Express Co.	86,108	8,032,154
Capital One Financial Corp.	145,286	13,921,304
Discover Financial Services	105,992	7,624,005
Navient Corp.	78,743	1,033,108
SLM Corp.[a]	40,680	456,023
Synchrony Financial	213,506	7,158,856

		38,225,450
CONTAINERS & PACKAGING — 0.68%
AptarGroup Inc.	9,468	850,510
Ball Corp.	105,002	4,169,629
Bemis Co. Inc.	27,165	1,182,221
Greif Inc. Class A NVS	7,903	412,932
International Paper Co.	123,371	6,591,713
Owens-Illinois Inc.[a]	48,800	1,057,008

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Packaging Corp. of America	9,806	$1,105,136
Sealed Air Corp.	31,171	1,333,807
Silgan Holdings Inc.	12,965	361,075
Sonoco Products Co.	29,732	1,442,002
WestRock Co.	76,217	4,890,845

		23,396,878
DISTRIBUTORS — 0.16%
Genuine Parts Co.	43,842	3,938,765
LKQ Corp.[a]	38,624	1,465,781

		5,404,546
DIVERSIFIED CONSUMER SERVICES — 0.07%
Adtalem Global Education Inc.[a]	18,154	863,223
Graham Holdings Co. Class B	1,390	837,127
H&R Block Inc.[c]	23,111	587,251

		2,287,601
DIVERSIFIED FINANCIAL SERVICES — 3.40%
Berkshire Hathaway Inc. Class Ba	575,018	114,704,590
Leucadia National Corp.	93,727	2,130,415

		116,835,005
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.76%
AT&T Inc.	1,834,476	65,399,069
CenturyLink Inc.	290,653	4,775,429
Verizon Communications Inc.	1,233,324	58,977,554

		129,152,052
ELECTRIC UTILITIES — 3.35%
ALLETE Inc.	7,293	526,919
Alliant Energy Corp.	69,590	2,843,447
American Electric Power Co. Inc.	147,004	10,083,004
Duke Energy Corp.	209,179	16,205,097
Edison International	97,342	6,196,792
Entergy Corp.	53,972	4,251,914
Eversource Energy	94,677	5,578,369
Exelon Corp.	288,329	11,247,714
FirstEnergy Corp.	79,246	2,695,157
Great Plains Energy Inc.	64,540	2,051,727
Hawaiian Electric Industries Inc.	32,806	1,127,870
IDACORP Inc.	7,267	641,458
NextEra Energy Inc.	68,865	11,247,720
OGE Energy Corp.	59,707	1,956,598
PG&E Corp.	153,864	6,759,246
Pinnacle West Capital Corp.	33,444	2,668,831
PNM Resources Inc.	9,803	374,965
PPL Corp.	207,217	5,862,169
Southern Co. (The)	301,215	13,452,262
Westar Energy Inc.	42,874	2,254,744

Security	Shares	Value
Xcel Energy Inc.	151,791	$6,903,455

		114,929,458
ELECTRICAL EQUIPMENT — 0.72%
Acuity Brands Inc.[c]	12,708	1,768,826
Eaton Corp. PLC	131,526	10,510,243
Emerson Electric Co.	111,899	7,642,702
EnerSys	12,480	865,738
Hubbell Inc.	7,613	927,111
Regal Beloit Corp.	13,215	969,320
Rockwell Automation Inc.	11,923	2,076,987

		24,760,927
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Arrow Electronics Inc.[a]	26,263	2,022,776
Avnet Inc.	36,187	1,511,169
Belden Inc.	7,027	484,441
FLIR Systems Inc.	13,225	661,382
Keysight Technologies Inc.[a]	29,095	1,524,287
Knowles Corp.[a,c]	26,801	337,425
SYNNEX Corp.	8,759	1,037,066
TE Connectivity Ltd.	29,387	2,935,761
Tech Data Corp.[a]	10,491	893,099
VeriFone Systems Inc.[a]	33,567	516,261
Vishay Intertechnology Inc.	20,455	380,463

		12,304,130
ENERGY EQUIPMENT & SERVICES — 1.71%
Baker Hughes a GE Co.	126,082	3,501,297
Core Laboratories NVc	7,715	834,917
Diamond Offshore Drilling Inc.[a,c]	19,317	283,187
Dril-Quip Inc.[a,c]	11,368	509,287
Ensco PLC Class Ac	15,267	67,022
Halliburton Co.	260,687	12,236,648
Helmerich & Payne Inc.	32,504	2,163,466
Nabors Industries Ltd.	97,455	681,211
National Oilwell Varco Inc.	113,556	4,179,996
Oceaneering International Inc.	29,440	545,818
Patterson-UTI Energy Inc.	66,059	1,156,693
Rowan Companies PLC Class Aa	33,952	391,806
Schlumberger Ltd.	413,490	26,785,882
Superior Energy Services Inc.[a]	45,516	383,700
TechnipFMC PLC	130,993	3,857,744
Transocean Ltd.[a,c]	130,960	1,296,504

		58,875,178
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) —3.32%
Alexander & Baldwin Inc.	20,161	466,324
Alexandria Real Estate Equities Inc.	13,906	1,736,720
American Campus Communities Inc.	40,665	1,570,482
Apartment Investment & Management Co. Class A	26,812	1,092,589
AvalonBay Communities Inc.	23,106	3,800,013
Boston Properties Inc.	25,821	3,181,664
Camden Property Trust	13,018	1,095,855
CoreCivic Inc.	35,313	689,310

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Corporate Office Properties Trust	16,871	$435,778
Cousins Properties Inc.	59,959	520,444
Crown Castle International Corp.	39,867	4,369,822
CyrusOne Inc.	16,468	843,326
Digital Realty Trust Inc.	24,608	2,593,191
Douglas Emmett Inc.	17,322	636,757
Duke Realty Corp.	106,451	2,818,823
Education Realty Trust Inc.	23,391	766,055
EPR Properties[c]	19,197	1,063,514
Equity Residential[c]	109,997	6,778,015
Essex Property Trust Inc.	9,437	2,271,297
Federal Realty Investment Trust	11,556	1,341,767
GEO Group Inc. (The)[c]	17,063	349,280
GGP Inc.	115,730	2,367,836
HCP Inc.	140,256	3,258,147
Healthcare Realty Trust Inc.	18,188	503,989
Highwoods Properties Inc.	16,918	741,347
Hospitality Properties Trust	21,331	540,528
Host Hotels & Resorts Inc.[c]	220,472	4,109,598
Iron Mountain Inc.	46,171	1,517,179
JBG SMITH Properties	27,673	932,857
Kilroy Realty Corp.	11,746	833,496
Kimco Realty Corp.	127,885	1,841,544
LaSalle Hotel Properties[c]	33,848	981,930
Liberty Property Trust	22,386	889,396
Life Storage Inc.	6,867	573,532
Macerich Co. (The)	32,426	1,816,505
Mack-Cali Realty Corp.	26,704	446,224
Medical Properties Trust Inc.	49,941	649,233
Mid-America Apartment Communities Inc.	34,080	3,109,459
National Retail Properties Inc.	27,673	1,086,442
Omega Healthcare Investors Inc.[c]	59,281	1,602,958
PotlatchDeltic Corp.	6,285	327,134
Public Storage	19,795	3,966,720
Quality Care Properties Inc.[a]	19,222	373,483
Rayonier Inc.[c]	15,176	533,892
Realty Income Corp.[c]	85,379	4,416,656
Regency Centers Corp.	44,623	2,631,865
Sabra Health Care REIT Inc.	52,940	934,391
Senior Housing Properties Trust	39,391	616,863
Simon Property Group Inc.	47,421	7,319,431
SL Green Realty Corp.	27,135	2,627,482
Tanger Factory Outlet Centers Inc.[c]	16,360	359,920
Taubman Centers Inc.	10,167	578,604
UDR Inc.	27,130	966,371
Uniti Group Inc.[c]	25,785	419,006
Urban Edge Properties	14,201	303,191
Ventas Inc.	106,410	5,270,487
Vornado Realty Trust	18,160	1,222,168
Washington Prime Group Inc.	55,563	370,605
Weingarten Realty Investors	21,540	604,843
Welltower Inc.[c]	110,595	6,019,686
Weyerhaeuser Co.	225,632	7,897,120

		113,983,144

Security	Shares	Value
FOOD & STAPLES RETAILING — 3.37%
Casey’s General Stores Inc.	11,157	$1,224,704
Costco Wholesale Corp.	131,187	24,719,566
CVS Health Corp.	303,114	18,856,722
Kroger Co. (The)	263,345	6,304,479
Sysco Corp.	143,461	8,601,922
United Natural Foods Inc.[a,c]	15,240	654,406
Walgreens Boots Alliance Inc.	254,554	16,665,650
Walmart Inc.	433,688	38,585,221

		115,612,670
FOOD PRODUCTS — 2.18%
Archer-Daniels-Midland Co.	167,088	7,246,607
Campbell Soup Co.	57,837	2,504,920
Conagra Brands Inc.	120,359	4,438,840
Flowers Foods Inc.	30,748	672,151
General Mills Inc.	110,413	4,975,210
Hain Celestial Group Inc. (The)[a]	18,871	605,193
Hershey Co. (The)	19,509	1,930,611
Hormel Foods Corp.	80,509	2,763,069
Ingredion Inc.	11,617	1,497,664
JM Smucker Co. (The)	33,930	4,207,659
Kellogg Co.	47,467	3,085,830
Kraft Heinz Co. (The)	178,446	11,115,401
Lancaster Colony Corp.	2,739	337,280
McCormick & Co. Inc./MD NVS	18,543	1,972,790
Mondelez International Inc. Class A	444,372	18,543,643
Post Holdings Inc.[a]	19,908	1,508,230
Sanderson Farms Inc.	2,104	250,418
Tootsie Roll Industries Inc.[c]	3,801	111,950
TreeHouse Foods Inc.[a,c]	17,075	653,460
Tyson Foods Inc. Class A	88,919	6,507,982

		74,928,908
GAS UTILITIES — 0.27%
Atmos Energy Corp.	33,191	2,796,010
National Fuel Gas Co.	25,457	1,309,763
New Jersey Resources Corp.	25,985	1,041,999
ONE Gas Inc.	9,283	612,864
Southwest Gas Holdings Inc.	7,369	498,365
UGI Corp.	52,012	2,310,373
WGL Holdings Inc.	9,616	804,378

		9,373,752
HEALTH CARE EQUIPMENT & SUPPLIES — 1.49%
Baxter International Inc.	65,645	4,269,551
Danaher Corp.	183,413	17,957,967
DENTSPLY SIRONA Inc.	68,627	3,452,624
Halyard Health Inc.[a]	14,245	656,410
Medtronic PLC	230,794	18,514,295
NuVasive Inc.[a]	6,063	316,549
STERIS PLC	9,813	916,142
Varian Medical Systems Inc.[a,c]	12,816	1,571,882
West Pharmaceutical Services Inc.	8,508	751,171
Zimmer Biomet Holdings Inc.	26,640	2,904,826

		51,311,417

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.43%
Acadia Healthcare Co. Inc.[a,c]	24,396	$955,835
Aetna Inc.	48,846	8,254,974
AmerisourceBergen Corp.	48,839	4,210,410
Anthem Inc.	35,929	7,893,601
Cardinal Health Inc.	94,032	5,893,926
DaVita Inc.[a]	43,744	2,884,479
Envision Healthcare Corp.[a,c]	35,997	1,383,365
Express Scripts Holding Co.[a]	168,607	11,647,372
HCA Healthcare Inc.	38,684	3,752,348
Henry Schein Inc.[a,c]	46,179	3,103,691
Humana Inc.	41,140	11,059,666
Laboratory Corp. of America Holdings[a]	12,825	2,074,444
LifePoint Health Inc.[a]	11,775	553,425
McKesson Corp.	61,656	8,685,481
MEDNAX Inc.[a]	28,334	1,576,220
Molina Healthcare Inc.[a]	7,244	588,068
Patterson Companies Inc.	24,636	547,658
Quest Diagnostics Inc.	40,703	4,082,511
Tenet Healthcare Corp.[a]	14,369	348,448
Universal Health Services Inc. Class B	26,024	3,081,502
WellCare Health Plans Inc.[a]	5,011	970,280

		83,547,704
HEALTH CARE TECHNOLOGY — 0.01%
Allscripts Healthcare Solutions Inc.[a]	26,297	324,768

		324,768
HOTELS, RESTAURANTS & LEISURE — 0.93%
Brinker International Inc.	13,715	495,111
Carnival Corp.	66,720	4,375,498
Cheesecake Factory Inc. (The)	12,599	607,524
Chipotle Mexican Grill Inc.[a]	4,461	1,441,394
Cracker Barrel Old Country Store Inc.[c]	4,297	684,082
Darden Restaurants Inc.	14,959	1,275,255
Hilton Worldwide Holdings Inc.	36,423	2,868,675
ILG Inc.	8,925	277,657
International Speedway Corp. Class A	2,494	109,985
Jack in the Box Inc.	2,986	254,795
MGM Resorts International	85,291	2,986,891
Papa John’s International Inc.	4,453	255,157
Royal Caribbean Cruises Ltd.	17,366	2,044,673
Starbucks Corp.	151,154	8,750,305
Texas Roadhouse Inc.	6,747	389,842
Wendy’s Co. (The)	26,204	459,880
Yum! Brands Inc.	54,640	4,651,503

		31,928,227

Security	Shares	Value
HOUSEHOLD DURABLES — 0.42%
Garmin Ltd.	16,412	$967,159
Helen of Troy Ltd.[a]	4,437	386,019
Leggett & Platt Inc.	39,818	1,766,326
Lennar Corp. Class A	33,777	1,990,816
Mohawk Industries Inc.[a]	6,673	1,549,604
Newell Brands Inc.	144,967	3,693,759
Tempur Sealy International Inc.[a,c]	8,103	366,985
Tupperware Brands Corp.	8,715	421,632
Whirlpool Corp.	21,223	3,249,454

		14,391,754
HOUSEHOLD PRODUCTS — 1.71%
Church & Dwight Co. Inc.	34,249	1,724,780
Clorox Co. (The)	16,627	2,213,220
Colgate-Palmolive Co.	138,608	9,935,421
Energizer Holdings Inc.	10,156	605,095
Kimberly-Clark Corp.	58,674	6,461,768
Procter & Gamble Co. (The)	474,530	37,620,738

		58,561,022
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	197,581	2,246,496
NRG Energy Inc.	42,155	1,286,992

		3,533,488
INDUSTRIAL CONGLOMERATES — 1.44%
Carlisle Companies Inc.	9,808	1,024,053
General Electric Co.	2,594,135	34,968,940
Honeywell International Inc.	92,117	13,311,828

		49,304,821
INSURANCE — 4.49%
Aflac Inc.	232,856	10,189,779
Alleghany Corp.	2,918	1,792,936
Allstate Corp. (The)	56,076	5,316,005
American Financial Group Inc./OH	20,580	2,309,488
American International Group Inc.	268,595	14,616,940
Aon PLC	30,308	4,253,122
Arthur J Gallagher & Co.	26,634	1,830,555
Aspen Insurance Holdings Ltd.	17,820	799,227
Assurant Inc.	15,662	1,431,663
Brighthouse Financial Inc.[a]	28,812	1,480,937
Brown & Brown Inc.	25,118	639,002
Chubb Ltd.	138,657	18,964,118
Cincinnati Financial Corp.	44,914	3,335,314
Everest Re Group Ltd.	12,197	3,132,433
First American Financial Corp.	14,306	839,476
Genworth Financial Inc. Class Aa	149,223	422,301
Hanover Insurance Group Inc. (The)	12,712	1,498,618
Hartford Financial Services Group Inc. (The)	106,650	5,494,608
Lincoln National Corp.	65,531	4,787,695
Loews Corp.	81,011	4,028,677
Marsh & McLennan Companies Inc.	65,458	5,406,176

SCHEDULES OF INVESTMENTS	67

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Mercury General Corp.	10,856	$497,965
MetLife Inc.	309,718	14,212,959
Old Republic International Corp.	71,023	1,523,443
Principal Financial Group Inc.	43,705	2,662,071
Prudential Financial Inc.	126,075	13,055,066
Reinsurance Group of America Inc.	19,278	2,968,812
RenaissanceRe Holdings Ltd.	5,663	784,382
Torchmark Corp.	18,386	1,547,550
Travelers Companies Inc. (The)	81,101	11,261,685
Unum Group	66,109	3,147,449
Willis Towers Watson PLC	22,905	3,485,912
WR Berkley Corp.	28,742	2,089,543
XL Group Ltd.	76,579	4,231,755

		154,037,662
INTERNET & DIRECT MARKETING RETAIL — 0.07%
Expedia Group Inc.	15,156	1,673,374
TripAdvisor Inc.[a,c]	20,370	832,929

		2,506,303
INTERNET SOFTWARE & SERVICES — 0.07%
Akamai Technologies Inc.[a]	30,656	2,175,963
Cars.com Inc.[a]	10,050	284,716

		2,460,679
IT SERVICES — 2.08%
Accenture PLC Class A	68,176	10,465,016
Acxiom Corp.[a]	13,230	300,453
Alliance Data Systems Corp.	5,714	1,216,282
Convergys Corp.	27,435	620,580
CSRA Inc.	49,559	2,043,317
DST Systems Inc.	10,098	844,698
DXC Technology Co.	40,919	4,113,587
Fidelity National Information Services Inc.	37,542	3,615,294
International Business Machines Corp.	255,960	39,271,943
Leidos Holdings Inc.	42,539	2,782,051
Paychex Inc.	33,753	2,078,847
Sabre Corp.	35,513	761,754
Science Applications International Corp.	12,772	1,006,434
Teradata Corp.[a,c]	13,798	547,367
Western Union Co. (The)	83,261	1,601,109

		71,268,732
LEISURE PRODUCTS — 0.09%
Brunswick Corp./DE	14,553	864,302
Hasbro Inc.	15,500	1,306,650
Mattel Inc.[c]	74,678	982,016

		3,152,968
LIFE SCIENCES TOOLS & SERVICES — 0.30%
IQVIA Holdings Inc.[a]	18,378	1,803,066

Security	Shares	Value
PerkinElmer Inc.	12,836	$971,942
Syneos Health Inc.[a,c]	16,638	590,649
Thermo Fisher Scientific Inc.	33,612	6,939,533

		10,305,190
MACHINERY — 1.93%
AGCO Corp.	19,695	1,277,221
Caterpillar Inc.	85,705	12,631,203
Crane Co.	8,662	803,314
Cummins Inc.	46,531	7,542,210
Deere & Co.	43,540	6,762,633
Donaldson Co. Inc.	15,155	682,733
Dover Corp.	20,418	2,005,456
Flowserve Corp.	39,049	1,691,993
Fortive Corp.	31,160	2,415,523
Ingersoll-Rand PLC	43,557	3,724,559
ITT Inc.	12,610	617,638
Kennametal Inc.	14,068	564,971
Lincoln Electric Holdings Inc.	8,718	784,184
Oshkosh Corp.	11,791	911,090
PACCAR Inc.	105,161	6,958,503
Parker-Hannifin Corp.	17,596	3,009,444
Pentair PLC	49,404	3,365,894
Snap-on Inc.	16,917	2,495,934
Stanley Black & Decker Inc.	15,538	2,380,422
Terex Corp.	13,144	491,717
Timken Co. (The)	10,212	465,667
Trinity Industries Inc.	45,386	1,480,945
Wabtec Corp./DE	15,059	1,225,803
Woodward Inc.	7,788	558,088
Xylem Inc./NY	16,616	1,278,103

		66,125,248
MARINE — 0.04%
Kirby Corp.[a,c]	16,017	1,232,508

		1,232,508
MEDIA — 3.23%
AMC Networks Inc. Class Aa	5,535	286,159
Cable One Inc.	531	364,855
CBS Corp. Class B NVS	57,024	2,930,463
Cinemark Holdings Inc.	31,402	1,182,913
Comcast Corp. Class A	692,416	23,659,855
Discovery Communications Inc. Class Aa,c	46,864	1,004,296
Discovery Communications Inc. Class C NVS[a]	92,164	1,799,041
DISH Network Corp. Class Aa	68,466	2,594,177
Interpublic Group of Companies Inc. (The)	115,327	2,655,981
John Wiley & Sons Inc. Class A	8,270	526,799
Meredith Corp.	5,301	285,194
News Corp. Class A NVS	114,637	1,811,265
News Corp. Class B	36,423	586,410
Omnicom Group Inc.	68,716	4,993,592
TEGNA Inc.	64,398	733,493
Time Warner Inc.	232,998	22,036,951
Twenty-First Century Fox Inc. Class A NVS	314,906	11,553,901
Twenty-First Century Fox Inc. Class B	131,210	4,772,108

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Viacom Inc. Class B NVS	105,432	$3,274,718
Walt Disney Co. (The)	238,107	23,915,467

		110,967,638
METALS & MINING — 0.86%
Allegheny Technologies Inc.[a]	37,639	891,291
Carpenter Technology Corp.	14,033	619,136
Commercial Metals Co.	34,695	709,860
Compass Minerals International Inc.	10,092	608,548
Ferroglobe PLC	5,097	—
Freeport-McMoRan Inc.[a]	402,302	7,068,446
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Newmont Mining Corp.	159,326	6,224,867
Nucor Corp.	94,958	5,800,984
Reliance Steel & Aluminum Co.	21,841	1,872,647
Steel Dynamics Inc.	70,944	3,137,144
U.S. Steel Corp.	52,840	1,859,440
Worthington Industries Inc.	13,156	564,655

		29,357,029
MULTI-UTILITIES — 1.74%
Ameren Corp.	72,497	4,105,505
Black Hills Corp.	15,991	868,311
CenterPoint Energy Inc.	129,218	3,540,573
CMS Energy Corp.	84,361	3,820,710
Consolidated Edison Inc.	92,744	7,228,467
Dominion Energy Inc.	120,685	8,137,790
DTE Energy Co.	53,591	5,594,900
MDU Resources Group Inc.	58,953	1,660,117
NiSource Inc.	100,742	2,408,741
NorthWestern Corp.	14,499	780,046
Public Service Enterprise Group Inc.	150,662	7,569,259
SCANA Corp.	42,909	1,611,233
Sempra Energy	76,283	8,484,195
Vectren Corp.	9,154	585,124
WEC Energy Group Inc.	54,603	3,423,608

		59,818,579
MULTILINE RETAIL — 0.69%
Big Lots Inc.	12,730	554,137
Dillard’s Inc. Class Ac	6,301	506,222
Dollar General Corp.	40,031	3,744,900
Kohl’s Corp.	50,109	3,282,641
Macy’s Inc.	91,061	2,708,154
Nordstrom Inc.	34,884	1,688,734
Target Corp.	162,413	11,276,335

		23,761,123
OIL, GAS & CONSUMABLE FUELS — 9.81%
Anadarko Petroleum Corp.	163,470	9,875,223
Andeavor	42,501	4,273,901
Apache Corp.	113,929	4,383,988

Security	Shares	Value
Cabot Oil & Gas Corp.	74,715	$1,791,666
Callon Petroleum Co.[a,c]	59,905	793,142
Chesapeake Energy Corp.[a,c]	56,566	170,829
Chevron Corp.	570,730	65,086,049
Cimarex Energy Co.	19,392	1,813,152
CNX Resources Corp.[a]	60,503	933,561
Concho Resources Inc.[a]	44,532	6,694,496
ConocoPhillips	350,932	20,806,758
Devon Energy Corp.	157,182	4,996,816
Energen Corp.[a]	28,857	1,813,951
EOG Resources Inc.	112,374	11,829,611
EQT Corp.	73,158	3,475,737
Exxon Mobil Corp.	1,265,980	94,454,768
Gulfport Energy Corp.[a]	48,907	471,952
Hess Corp.	55,214	2,794,933
HollyFrontier Corp.	53,036	2,591,339
Kinder Morgan Inc./DE	566,836	8,536,550
Marathon Oil Corp.	253,859	4,094,746
Marathon Petroleum Corp.	141,743	10,362,831
Matador Resources Co.[a]	16,485	493,066
Murphy Oil Corp.	49,214	1,271,690
Newfield Exploration Co.[a]	60,580	1,479,364
Noble Energy Inc.	147,848	4,479,794
Occidental Petroleum Corp.	228,615	14,850,830
ONEOK Inc.	122,688	6,983,401
PBF Energy Inc. Class A	32,855	1,113,784
PetroCorp Inc. Escrow[d]	190	—
Phillips 66	125,439	12,032,109
Pioneer Natural Resources Co.	50,879	8,739,995
QEP Resources Inc.[a]	71,642	701,375
Range Resources Corp.	67,185	976,870
SM Energy Co.	30,563	551,051
Southwestern Energy Co.[a]	152,130	658,723
Valero Energy Corp.	129,424	12,006,664
Williams Companies Inc. (The)	247,183	6,144,969
World Fuel Services Corp.	20,295	498,242
WPX Energy Inc.[a]	120,544	1,781,640

		336,809,566
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	19,046	810,217

		810,217
PERSONAL PRODUCTS — 0.12%
Coty Inc. Class A	142,206	2,602,370
Edgewell Personal Care Co.[a]	16,030	782,585
Nu Skin Enterprises Inc. Class A	8,057	593,881

		3,978,836
PHARMACEUTICALS — 4.50%
Allergan PLC	98,688	16,608,204
Bristol-Myers Squibb Co.	180,466	11,414,474
Eli Lilly & Co.	112,343	8,691,978
Endo International PLC[a]	60,082	356,887
Johnson & Johnson	368,731	47,252,878
Mallinckrodt PLC[a,c]	2,402	34,781

SCHEDULES OF INVESTMENTS	69

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Merck & Co. Inc.	507,492	$27,643,089
Mylan NVa	153,791	6,331,575
Perrigo Co. PLC	24,917	2,076,583
Pfizer Inc.	960,418	34,085,235
Prestige Brands Holdings Inc.[a]	5,253	177,131

		154,672,815
PROFESSIONAL SERVICES — 0.46%
Dun & Bradstreet Corp. (The)	5,224	611,208
Equifax Inc.	14,766	1,739,583
IHS Markit Ltd.[a]	108,167	5,217,976
ManpowerGroup Inc.	19,781	2,276,793
Nielsen Holdings PLC	100,465	3,193,782
Robert Half International Inc.	15,102	874,255
Verisk Analytics Inc. Class Aa	16,652	1,731,808

		15,645,405
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
Jones Lang LaSalle Inc.	5,155	900,269

		900,269
ROAD & RAIL — 0.86%
Avis Budget Group Inc.[a,c]	21,126	989,542
Genesee & Wyoming Inc. Class Aa	18,802	1,330,994
JB Hunt Transport Services Inc.	11,209	1,313,134
Kansas City Southern	16,328	1,793,631
Knight-Swift Transportation Holdings Inc.[c]	19,655	904,327
Landstar System Inc.	3,838	420,837
Norfolk Southern Corp.	46,691	6,339,704
Ryder System Inc.	15,798	1,149,936
Union Pacific Corp.	112,886	15,175,265
Werner Enterprises Inc.	6,409	233,928

		29,651,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.56%
Advanced Micro Devices Inc.[a,c]	162,589	1,634,019
Cree Inc.[a,c]	15,990	644,557
Cypress Semiconductor Corp.	40,514	687,117
First Solar Inc.[a]	12,643	897,400
Intel Corp.	601,258	31,313,517
QUALCOMM Inc.	287,486	15,929,599
Synaptics Inc.[a]	10,205	466,675
Xilinx Inc.	29,745	2,148,779

		53,721,663
SOFTWARE — 1.00%
ACI Worldwide Inc.[a,c]	17,338	411,257
Autodesk Inc.[a]	25,659	3,222,257
CA Inc.	93,974	3,185,719
Citrix Systems Inc.[a]	17,090	1,585,952
CommVault Systems Inc.[a]	6,236	356,699

Security	Shares	Value
Manhattan Associates Inc.[a,c]	8,049	$337,092
Oracle Corp.	442,409	20,240,212
PTC Inc.[a]	14,311	1,116,401
Symantec Corp.	101,889	2,633,831
Take-Two Interactive Software Inc.[a]	12,170	1,189,983

		34,279,403
SPECIALTY RETAIL — 1.57%
Aaron’s Inc.	18,574	865,548
Advance Auto Parts Inc.	22,201	2,631,929
American Eagle Outfitters Inc.	21,021	418,949
AutoNation Inc.[a]	17,708	828,380
AutoZone Inc.[a]	4,645	3,013,165
Bed Bath & Beyond Inc.	42,844	899,296
Best Buy Co. Inc.	75,908	5,312,801
CarMax Inc.[a,c]	27,304	1,691,210
Dick’s Sporting Goods Inc.	24,413	855,676
Foot Locker Inc.	36,720	1,672,229
GameStop Corp. Class A	30,249	381,742
Gap Inc. (The)	65,105	2,031,276
L Brands Inc.	73,375	2,803,659
Lowe’s Companies Inc.	79,347	6,962,699
Michaels Companies Inc. (The)[a,c]	32,740	645,305
Murphy USA Inc.[a]	9,398	684,174
O’Reilly Automotive Inc.[a]	11,502	2,845,365
Office Depot Inc.	31,756	68,275
Ross Stores Inc.	38,790	3,024,844
Sally Beauty Holdings Inc.[a]	38,057	626,038
Signet Jewelers Ltd.	18,085	696,634
Tiffany & Co.	17,730	1,731,512
TJX Companies Inc. (The)	103,900	8,474,084
Tractor Supply Co.	22,072	1,390,977
Ulta Salon Cosmetics & Fragrance Inc.[a]	5,330	1,088,759
Urban Outfitters Inc.[a]	24,593	908,957
Williams-Sonoma Inc.	23,259	1,227,145

		53,780,628
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.04%
3D Systems Corp.[a,c]	33,702	390,606
Diebold Nixdorf Inc.	22,526	346,900
Hewlett Packard Enterprise Co.	468,184	8,211,947
HP Inc.	489,230	10,723,922
NCR Corp.[a]	35,950	1,133,144
Seagate Technology PLC	84,988	4,973,498
Western Digital Corp.	88,908	8,203,541
Xerox Corp.	63,838	1,837,258

		35,820,816
TEXTILES, APPAREL & LUXURY GOODS — 0.67%
Carter’s Inc.	4,613	480,213
Deckers Outdoor Corp.[a]	4,957	446,279
Hanesbrands Inc.	63,130	1,162,855
NIKE Inc. Class B	127,964	8,501,928
PVH Corp.	22,945	3,474,561
Ralph Lauren Corp.	16,599	1,855,768
Tapestry Inc.	51,785	2,724,409

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2018

Security	Shares	Value
Under Armour Inc. Class Aa,c	56,773	$928,239
Under Armour Inc. Class C NVS[a,c]	54,405	780,712
VF Corp.	37,585	2,785,800

		23,140,764
THRIFTS & MORTGAGE FINANCE — 0.07%
New York Community Bancorp. Inc.	146,309	1,906,406
Washington Federal Inc.	15,209	526,232

		2,432,638
TOBACCO — 1.13%
Altria Group Inc.	249,832	15,569,530
Philip Morris International Inc.	232,012	23,061,993

		38,631,523
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Fastenal Co.	37,916	2,069,834
GATX Corp.	11,423	782,361
MSC Industrial Direct Co. Inc. Class A	7,400	678,654
NOW Inc.[a,c]	32,235	329,442
Watsco Inc.	5,004	905,574
WW Grainger Inc.	15,259	4,307,158

		9,073,023
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	24,103	1,979,579
Aqua America Inc.	20,794	708,244

		2,687,823
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	27,409	768,274

		768,274

TOTAL COMMON STOCKS (Cost: $3,358,321,084)		3,421,272,135

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[b,e,f]	32,013,467	32,013,466

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,e]	4,882,215	$4,882,215

		36,895,681

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,898,519)		36,895,681

TOTAL INVESTMENTS IN SECURITIES — 100.70% (Cost: $3,395,219,603)		3,458,167,816
Other Assets, Less Liabilities — (0.70)%		(24,017,763)

NET ASSETS — 100.00%		$3,434,150,053

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.74%
Arconic Inc.	328,795	$7,575,437
Boeing Co. (The)	430,146	141,036,271
BWX Technologies Inc.	73,550	4,672,632
General Dynamics Corp.	197,222	43,566,340
Harris Corp.	91,580	14,770,022
HEICO Corp.[a]	22,844	1,983,088
HEICO Corp. Class A	47,747	3,387,650
Hexcel Corp.	69,783	4,507,284
Huntington Ingalls Industries Inc.	34,129	8,797,091
L3 Technologies Inc.	60,102	12,501,216
Lockheed Martin Corp.	190,868	64,500,023
Northrop Grumman Corp.	124,730	43,545,738
Orbital ATK Inc.	43,671	5,791,211
Raytheon Co.	224,937	48,545,903
Rockwell Collins Inc.	124,656	16,809,862
Spirit AeroSystems Holdings Inc. Class A	88,920	7,442,604
Teledyne Technologies Inc.[b]	26,644	4,986,957
Textron Inc.	202,989	11,970,261
TransDigm Group Inc.	37,046	11,370,899
United Technologies Corp.	576,220	72,500,000

		530,260,489
AIR FREIGHT & LOGISTICS — 0.67%
CH Robinson Worldwide Inc.	106,805	10,008,697
Expeditors International of Washington Inc.	137,015	8,673,050
FedEx Corp.	191,392	45,955,133
United Parcel Service Inc. Class B	532,738	55,756,359
XPO Logistics Inc.[a,b]	91,887	9,355,015

		129,748,254
AIRLINES — 0.51%
Alaska Air Group Inc.	92,776	5,748,401
American Airlines Group Inc.	333,103	17,308,032
Copa Holdings SA Class A NVS	23,436	3,014,573
Delta Air Lines Inc.	504,142	27,632,023
JetBlue Airways Corp.[b]	246,045	4,999,634
Southwest Airlines Co.	424,325	24,305,336
Spirit Airlines Inc.[a,b]	54,126	2,044,880
United Continental Holdings Inc.[b]	207,001	14,380,360

		99,433,239
AUTO COMPONENTS — 0.29%
Adient PLC	72,343	4,323,217
Aptiv PLC	207,771	17,654,302
BorgWarner Inc.	161,540	8,114,154
Delphi Technologies PLC	68,769	3,276,843
Gentex Corp.	215,042	4,950,267
Goodyear Tire & Rubber Co. (The)	185,055	4,918,762
Lear Corp.	51,511	9,585,682
Visteon Corp.[b]	23,887	2,633,303

		55,456,530

Security	Shares	Value
AUTOMOBILES — 0.55%
Ford Motor Co.	3,005,073	$33,296,209
General Motors Co.	1,012,360	36,789,162
Harley-Davidson Inc.	129,389	5,548,200
Tesla Inc.[a,b]	102,712	27,334,745
Thor Industries Inc.	38,026	4,379,455

		107,347,771
BANKS — 6.34%
Associated Banc-Corp.	130,339	3,238,924
Bank of America Corp.	7,387,691	221,556,853
Bank of Hawaii Corp.	32,356	2,688,784
Bank of the Ozarks Inc.	92,410	4,460,631
BankUnited Inc.	80,213	3,206,916
BB&T Corp.	608,947	31,689,602
BOK Financial Corp.	19,308	1,911,299
CIT Group Inc.	99,760	5,137,640
Citigroup Inc.	1,986,401	134,082,067
Citizens Financial Group Inc.	378,738	15,899,421
Comerica Inc.	132,782	12,737,777
Commerce Bancshares Inc./MO	72,295	4,331,193
Cullen/Frost Bankers Inc.	43,513	4,615,424
East West Bancorp. Inc.	112,131	7,012,673
F.N.B. Corp.	245,468	3,301,545
Fifth Third Bancorp.	535,794	17,011,459
First Hawaiian Inc.	40,634	1,130,844
First Horizon National Corp.	223,000	4,199,090
First Republic Bank/CA	123,679	11,453,912
Huntington Bancshares Inc./OH	819,041	12,367,519
JPMorgan Chase & Co.	2,668,140	293,415,356
KeyCorp	824,053	16,110,236
M&T Bank Corp.	108,861	20,069,614
PacWest Bancorp.	98,884	4,897,725
People’s United Financial Inc.	265,000	4,944,900
Pinnacle Financial Partners Inc.	55,513	3,563,935
PNC Financial Services Group Inc. (The)[c]	367,371	55,561,190
Popular Inc.	77,311	3,217,684
Prosperity Bancshares Inc.	50,718	3,683,648
Regions Financial Corp.	874,922	16,256,051
Signature Bank/New York NYb	42,283	6,002,072
SunTrust Banks Inc.	363,304	24,719,204
SVB Financial Group[b]	40,375	9,690,404
Synovus Financial Corp.	90,496	4,519,370
TCF Financial Corp.	126,708	2,890,209
U.S. Bancorp.	1,203,650	60,784,325
Webster Financial Corp.	69,952	3,875,341
Wells Fargo & Co.	3,419,151	179,197,704
Western Alliance Bancorp.[b]	74,505	4,329,486
Zions BanCorp.	149,087	7,861,357

		1,227,623,384
BEVERAGES — 1.73%
Brown-Forman Corp. Class A	41,390	2,207,329
Brown-Forman Corp. Class B NVS	182,162	9,909,613

SCHEDULES OF INVESTMENTS	1

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Coca-Cola Co. (The)	2,968,143	$128,906,450
Constellation Brands Inc. Class A	124,754	28,433,932
Dr Pepper Snapple Group Inc.	138,114	16,349,935
Molson Coors Brewing Co. Class B	134,072	10,099,644
Monster Beverage Corp.[b]	318,446	18,218,296
PepsiCo Inc.	1,103,482	120,445,060

		334,570,259
BIOTECHNOLOGY — 2.70%
AbbVie Inc.	1,230,233	116,441,553
ACADIA Pharmaceuticals Inc.[a,b]	72,480	1,628,626
Agios Pharmaceuticals Inc.[a,b]	36,677	2,999,445
Alexion Pharmaceuticals Inc.[b]	165,817	18,481,963
Alkermes PLC[b]	116,994	6,780,972
Alnylam Pharmaceuticals Inc.[a,b]	66,583	7,930,035
Amgen Inc.	556,719	94,909,455
Biogen Inc.[b]	163,879	44,873,348
BioMarin Pharmaceutical Inc.[b]	133,485	10,821,629
Celgene Corp.[b]	576,289	51,410,742
Exelixis Inc.[b]	220,788	4,890,454
Gilead Sciences Inc.	1,004,136	75,701,813
Incyte Corp.[b]	133,957	11,162,637
Intercept Pharmaceuticals Inc.[a,b]	13,821	850,268
Intrexon Corp.[a,b]	52,206	800,318
Ionis Pharmaceuticals Inc.[a,b]	94,332	4,158,155
Neurocrine Biosciences Inc.[a,b]	67,826	5,624,810
OPKO Health Inc.[a,b]	242,182	767,717
Regeneron Pharmaceuticals Inc.[b]	61,213	21,079,309
Seattle Genetics Inc.[a,b]	79,639	4,168,305
TESARO Inc.[a,b]	28,337	1,619,176
United Therapeutics Corp.[b]	32,886	3,695,071
Vertex Pharmaceuticals Inc.[b]	194,694	31,731,228

		522,527,029
BUILDING PRODUCTS — 0.37%
Allegion PLC	72,869	6,214,997
AO Smith Corp.	110,602	7,033,181
Armstrong World Industries Inc.[a,b]	34,950	1,967,685
Fortune Brands Home & Security Inc.	115,755	6,816,812
Johnson Controls International PLC	713,070	25,128,587
Lennox International Inc.	29,556	6,040,360
Masco Corp.	244,175	9,874,437
Owens Corning	84,684	6,808,593
USG Corp.[b]	65,590	2,651,148

		72,535,800
CAPITAL MARKETS — 3.15%
Affiliated Managers Group Inc.	43,197	8,189,287
Ameriprise Financial Inc.	113,541	16,797,256
Bank of New York Mellon Corp. (The)	758,636	39,092,513
BGC Partners Inc. Class A	174,816	2,351,275
BlackRock Inc.[c]	96,172	52,098,296
Cboe Global Markets Inc.	86,054	9,818,761
Charles Schwab Corp. (The)	915,846	47,825,478
CME Group Inc.	261,402	42,279,160
E*TRADE Financial Corp.[b]	206,069	11,418,283
Eaton Vance Corp. NVS	86,460	4,813,228

Security	Shares	Value
FactSet Research Systems Inc.	29,345	$5,851,980
Federated Investors Inc. Class B	73,431	2,452,595
Franklin Resources Inc.	253,590	8,794,501
Goldman Sachs Group Inc. (The)	271,627	68,411,976
Interactive Brokers Group Inc. Class A	52,376	3,521,762
Intercontinental Exchange Inc.	443,862	32,188,872
Invesco Ltd.	311,484	9,970,603
Lazard Ltd. Class A	91,362	4,801,987
Legg Mason Inc.	66,289	2,694,648
LPL Financial Holdings Inc.	68,803	4,201,799
MarketAxess Holdings Inc.	27,860	6,057,878
Moody’s Corp.	128,095	20,661,724
Morgan Stanley	985,349	53,169,432
Morningstar Inc.	15,675	1,497,276
MSCI Inc.	68,012	10,165,754
Nasdaq Inc.	87,669	7,558,821
Northern Trust Corp.	161,342	16,639,201
Raymond James Financial Inc.	99,741	8,917,843
S&P Global Inc.	195,775	37,404,772
SEI Investments Co.	102,335	7,665,915
State Street Corp.	284,863	28,409,387
T Rowe Price Group Inc.	182,061	19,657,126
TD Ameritrade Holding Corp.	229,140	13,571,962

		608,951,351
CHEMICALS — 2.17%
Air Products & Chemicals Inc.	164,865	26,218,481
Albemarle Corp.	85,607	7,939,193
Ashland Global Holdings Inc.	46,939	3,275,873
Axalta Coating Systems Ltd.[a,b]	162,414	4,903,279
Cabot Corp.	45,856	2,555,096
Celanese Corp. Series A	104,175	10,439,377
CF Industries Holdings Inc.	182,118	6,871,312
Chemours Co. (The)	141,178	6,876,780
DowDuPont Inc.	1,802,439	114,833,389
Eastman Chemical Co.	110,671	11,684,644
Ecolab Inc.	197,926	27,129,717
FMC Corp.	103,506	7,925,454
Huntsman Corp.	155,908	4,560,309
International Flavors & Fragrances Inc.	61,670	8,443,240
LyondellBasell Industries NV Class A	250,270	26,448,534
Monsanto Co.	338,957	39,552,892
Mosaic Co. (The)	273,228	6,633,976
NewMarket Corp.	5,540	2,225,307
Olin Corp.	125,992	3,828,897
Platform Specialty Products Corp.[a,b]	169,012	1,627,586
PPG Industries Inc.	197,884	22,083,854
Praxair Inc.	220,719	31,849,752
RPM International Inc.	102,710	4,896,186
Scotts Miracle-Gro Co. (The)	31,675	2,716,131
Sherwin-Williams Co. (The)	63,176	24,772,573
Valvoline Inc.	155,090	3,432,142
Westlake Chemical Corp.	28,337	3,149,657
WR Grace & Co.	53,051	3,248,313

		420,121,944

2	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.39%
ADT Inc.	81,829	$648,904
Cintas Corp.	66,763	11,388,432
Clean Harbors Inc.[b]	39,381	1,922,187
Copart Inc.[b]	153,100	7,797,383
KAR Auction Services Inc.	104,569	5,667,640
Pitney Bowes Inc.	143,821	1,566,211
Republic Services Inc.	173,735	11,506,469
Rollins Inc.	72,555	3,702,482
Stericycle Inc.[b]	62,597	3,663,802
Waste Management Inc.	334,410	28,130,569

		75,994,079
COMMUNICATIONS EQUIPMENT — 1.16%
Arista Networks Inc.[b]	41,171	10,510,956
ARRIS International PLC[b]	135,372	3,596,834
Cisco Systems Inc.	3,828,881	164,220,706
CommScope Holding Co. Inc.[b]	145,952	5,833,702
EchoStar Corp. Class Ab	37,320	1,969,377
F5 Networks Inc.[b]	47,741	6,903,826
Juniper Networks Inc.	281,355	6,845,367
Motorola Solutions Inc.	125,571	13,222,626
Palo Alto Networks Inc.[b]	68,243	12,387,469

		225,490,863
CONSTRUCTION & ENGINEERING — 0.12%
AECOM[a,b]	121,154	4,316,717
Fluor Corp.	107,920	6,175,182
Jacobs Engineering Group Inc.	96,319	5,697,269
Quanta Services Inc.[b]	114,838	3,944,685
Valmont Industries Inc.	16,719	2,445,990

		22,579,843
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	36,922	3,804,812
Martin Marietta Materials Inc.	48,787	10,113,545
Vulcan Materials Co.	101,773	11,619,424

		25,537,781
CONSUMER FINANCE — 0.77%
Ally Financial Inc.	337,091	9,152,021
American Express Co.	556,608	51,920,394
Capital One Financial Corp.	371,867	35,632,296
Credit Acceptance Corp.[a,b]	8,567	2,830,622
Discover Financial Services	279,982	20,139,105
Navient Corp.	203,796	2,673,804
OneMain Holdings Inc.[a,b]	55,080	1,649,095
Santander Consumer USA Holdings Inc.	112,856	1,839,553
SLM Corp.[b]	324,631	3,639,114
Synchrony Financial	598,182	20,057,042

		149,533,046

Security	Shares	Value
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	46,499	$4,177,005
Ardagh Group SAa	14,176	264,808
Avery Dennison Corp.	67,471	7,168,794
Ball Corp.	269,254	10,692,076
Bemis Co. Inc.	70,973	3,088,745
Berry Global Group Inc.[b]	98,940	5,422,901
Crown Holdings Inc.[b]	99,021	5,025,316
Graphic Packaging Holding Co.	239,481	3,676,033
International Paper Co.	318,653	17,025,630
Owens-Illinois Inc.[b]	122,667	2,656,967
Packaging Corp. of America	72,618	8,184,049
Sealed Air Corp.	138,576	5,929,667
Silgan Holdings Inc.	54,599	1,520,582
Sonoco Products Co.	75,407	3,657,239
WestRock Co.	192,333	12,342,009

		90,831,821
DISTRIBUTORS — 0.12%
Genuine Parts Co.	111,676	10,032,972
LKQ Corp.[b]	236,846	8,988,306
Pool Corp.	30,384	4,442,748

		23,464,026
DIVERSIFIED CONSUMER SERVICES — 0.11%
Bright Horizons Family Solutions Inc.[b]	41,114	4,099,888
Graham Holdings Co. Class B	3,266	1,966,948
H&R Block Inc.	156,909	3,987,058
Service Corp. International/U.S.	138,439	5,224,688
ServiceMaster Global Holdings Inc.[b]	102,071	5,190,310

		20,468,892
DIVERSIFIED FINANCIAL SERVICES — 1.60%
Berkshire Hathaway Inc. Class Bb	1,486,123	296,451,816
Leucadia National Corp.	246,556	5,604,218
Voya Financial Inc.[a]	137,627	6,950,163

		309,006,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
AT&T Inc.	4,752,671	169,432,721
CenturyLink Inc.	736,648	12,103,127
Verizon Communications Inc.	3,183,488	152,234,396
Zayo Group Holdings Inc.[a,b]	142,072	4,853,179

		338,623,423
ELECTRIC UTILITIES — 1.69%
Alliant Energy Corp.	176,845	7,225,887
American Electric Power Co. Inc.	379,965	26,061,799
Avangrid Inc.	41,935	2,143,717
Duke Energy Corp.	541,980	41,987,191
Edison International	245,769	15,645,655
Entergy Corp.	137,875	10,861,792
Eversource Energy	244,335	14,396,218
Exelon Corp.	742,803	28,976,745

SCHEDULES OF INVESTMENTS	3

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
FirstEnergy Corp.	340,263	$11,572,345
Great Plains Energy Inc.	168,034	5,341,801
Hawaiian Electric Industries Inc.	81,280	2,794,406
NextEra Energy Inc.	361,216	58,997,409
OGE Energy Corp.	155,692	5,102,027
PG&E Corp.	395,234	17,362,630
Pinnacle West Capital Corp.	86,158	6,875,408
PPL Corp.	525,687	14,871,685
Southern Co. (The)	768,166	34,306,294
Westar Energy Inc.	109,438	5,755,344
Xcel Energy Inc.	390,794	17,773,311

		328,051,664
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.[a]	31,991	4,452,827
AMETEK Inc.	175,749	13,351,652
Eaton Corp. PLC	339,661	27,142,311
Emerson Electric Co.	488,567	33,369,126
Hubbell Inc.	41,664	5,073,842
Regal Beloit Corp.	33,852	2,483,044
Rockwell Automation Inc.	99,007	17,247,019
Sensata Technologies Holding PLC NVS[a,b]	129,350	6,704,210

		109,824,031
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Amphenol Corp. Class A	231,458	19,935,477
Arrow Electronics Inc.[b]	66,531	5,124,218
Avnet Inc.	91,688	3,828,891
CDW Corp./DE	114,465	8,048,034
Cognex Corp.	126,846	6,594,724
Coherent Inc.[b]	18,682	3,501,007
Corning Inc.	661,884	18,453,326
Dolby Laboratories Inc. Class A	44,875	2,852,255
FLIR Systems Inc.	107,734	5,387,777
IPG Photonics Corp.[b]	27,765	6,479,796
Jabil Inc.	135,662	3,897,569
Keysight Technologies Inc.[b]	144,870	7,589,739
National Instruments Corp.	82,173	4,155,489
Trimble Inc.[b]	191,185	6,859,718
Universal Display Corp.[a]	31,790	3,210,790
Zebra Technologies Corp. Class Ab	40,748	5,671,714

		111,590,524
ENERGY EQUIPMENT & SERVICES — 0.71%
Baker Hughes a GE Co.	325,763	9,046,439
Halliburton Co.	668,914	31,398,823
Helmerich & Payne Inc.	81,038	5,393,889
Nabors Industries Ltd.	240,544	1,681,403
National Oilwell Varco Inc.	292,331	10,760,704
Oceaneering International Inc.	74,243	1,376,465
Patterson-UTI Energy Inc.	159,211	2,787,785
RPC Inc.[a]	44,983	811,043
Schlumberger Ltd.	1,073,894	69,566,853
Transocean Ltd.[a,b]	331,911	3,285,919
Weatherford International PLC[a,b]	672,347	1,539,675

		137,648,998

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.32%
Alexandria Real Estate Equities Inc.[a]	77,457	$9,673,605
American Campus Communities Inc.	102,950	3,975,929
American Homes 4 Rent Class A	184,126	3,697,250
American Tower Corp.	326,482	47,450,894
Apartment Investment & Management Co. Class A	118,309	4,821,092
Apple Hospitality REIT Inc.	160,425	2,818,667
AvalonBay Communities Inc.	106,298	17,481,769
Boston Properties Inc.	118,934	14,655,048
Brandywine Realty Trust	129,479	2,056,127
Brixmor Property Group Inc.[a]	235,769	3,595,477
Camden Property Trust	69,818	5,877,279
Colony NorthStar Inc. Class Aa	410,050	2,304,481
Columbia Property Trust Inc.	94,643	1,936,396
CoreCivic Inc.	88,111	1,719,927
CoreSite Realty Corp.[a]	25,899	2,596,634
Corporate Office Properties Trust[a]	77,605	2,004,537
Crown Castle International Corp.	311,126	34,102,521
CubeSmart[a]	140,914	3,973,775
CyrusOne Inc.	69,539	3,561,092
DCT Industrial Trust Inc.	71,094	4,005,436
DDR Corp.[a]	231,670	1,698,141
Digital Realty Trust Inc.	156,898	16,533,911
Douglas Emmett Inc.	122,579	4,506,004
Duke Realty Corp.	274,665	7,273,129
Empire State Realty Trust Inc. Class A	100,277	1,683,651
EPR Properties	47,476	2,630,170
Equinix Inc.	59,858	25,029,024
Equity Commonwealth[b]	91,890	2,818,266
Equity LifeStyle Properties Inc.	64,486	5,659,936
Equity Residential[a]	274,606	16,921,222
Essex Property Trust Inc.	50,227	12,088,634
Extra Space Storage Inc.[a]	93,723	8,187,641
Federal Realty Investment Trust	56,627	6,574,961
Forest City Realty Trust Inc. Class Aa	193,497	3,920,249
Gaming and Leisure Properties Inc.	155,238	5,195,816
GGP Inc.[a]	471,335	9,643,514
HCP Inc.[a]	361,183	8,390,281
Healthcare Trust of America Inc. Class A	156,288	4,133,818
Highwoods Properties Inc.	76,818	3,366,165
Hospitality Properties Trust	117,084	2,966,909
Host Hotels & Resorts Inc.	566,402	10,557,733
Hudson Pacific Properties Inc.	119,380	3,883,431
Invitation Homes Inc.	224,467	5,124,582
Iron Mountain Inc.	219,608	7,216,319
JBG SMITH Properties	65,721	2,215,455
Kilroy Realty Corp.	75,328	5,345,275
Kimco Realty Corp.	315,712	4,546,253
Lamar Advertising Co. Class A	64,783	4,124,086
Liberty Property Trust	115,437	4,586,312
Life Storage Inc.	34,766	2,903,656
Macerich Co. (The)	104,196	5,837,060
Medical Properties Trust Inc.	276,633	3,596,229
Mid-America Apartment Communities Inc.	86,693	7,909,869
National Retail Properties Inc.	118,063	4,635,153
Omega Healthcare Investors Inc.[a]	148,745	4,022,065

4	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Outfront Media Inc.[a]	104,476	$1,957,880
Paramount Group Inc.	165,377	2,354,969
Park Hotels & Resorts Inc.[a]	137,663	3,719,654
Piedmont Office Realty Trust Inc. Class A	108,885	1,915,287
Prologis Inc.	406,348	25,595,861
Public Storage	114,466	22,937,842
Rayonier Inc.[a]	98,608	3,469,029
Realty Income Corp.[a]	217,549	11,253,810
Regency Centers Corp.	114,773	6,769,312
Retail Properties of America Inc. Class A	161,524	1,883,370
SBA Communications Corp.[a,b]	90,072	15,395,106
Senior Housing Properties Trust[a]	185,840	2,910,254
Simon Property Group Inc.	240,447	37,112,995
SL Green Realty Corp.[a]	69,721	6,751,084
Spirit Realty Capital Inc.	340,574	2,642,854
STORE Capital Corp.	129,821	3,222,157
Sun Communities Inc.	58,954	5,386,627
Tanger Factory Outlet Centers Inc.[a]	70,792	1,557,424
Taubman Centers Inc.	45,398	2,583,600
UDR Inc.[a]	205,571	7,322,439
Uniti Group Inc.[a]	126,460	2,054,975
Ventas Inc.	274,334	13,587,763
VEREIT Inc.	751,125	5,227,830
VICI Properties Inc.	211,862	3,881,312
Vornado Realty Trust	132,442	8,913,347
Weingarten Realty Investors	93,461	2,624,385
Welltower Inc.	287,256	15,635,344
Weyerhaeuser Co.	574,655	20,112,925
WP Carey Inc.[a]	80,972	5,019,454

		641,831,745
FOOD & STAPLES RETAILING — 1.58%
Casey’s General Stores Inc.	29,268	3,212,748
Costco Wholesale Corp.	337,046	63,509,578
CVS Health Corp.	786,347	48,918,647
Kroger Co. (The)	678,170	16,235,390
Rite Aid Corp.[a,b]	794,918	1,335,462
Sprouts Farmers Market Inc.[a,b]	96,965	2,275,769
Sysco Corp.	371,918	22,300,203
U.S. Foods Holding Corp.[b]	156,185	5,118,182
Walgreens Boots Alliance Inc.	661,961	43,338,587
Walmart Inc.	1,109,108	98,677,339

		304,921,905
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.	426,634	18,503,117
Blue Buffalo Pet Products Inc.[b]	71,403	2,842,553
Bunge Ltd.	107,700	7,963,338
Campbell Soup Co.	136,761	5,923,119
Conagra Brands Inc.	293,047	10,807,573
Flowers Foods Inc.	132,260	2,891,204
General Mills Inc.	437,531	19,715,147
Hain Celestial Group Inc. (The)[b]	76,574	2,455,728
Hershey Co. (The)	106,437	10,533,005
Hormel Foods Corp.	209,726	7,197,796
Ingredion Inc.	54,514	7,027,945
JM Smucker Co. (The)	83,950	10,410,639
Kellogg Co.	186,993	12,156,415

Security	Shares	Value
Kraft Heinz Co. (The)	465,514	$28,996,867
Lamb Weston Holdings Inc.	114,203	6,648,899
McCormick & Co. Inc./MD NVS	94,081	10,009,278
Mondelez International Inc. Class A	1,109,810	46,312,371
Pilgrim’s Pride Corp.[b]	38,239	941,062
Pinnacle Foods Inc.	90,701	4,906,924
Post Holdings Inc.[b]	50,396	3,818,001
Seaboard Corp.	206	878,590
TreeHouse Foods Inc.[b]	41,248	1,578,561
Tyson Foods Inc. Class A	215,467	15,770,030

		238,288,162
GAS UTILITIES — 0.08%
Atmos Energy Corp.	84,063	7,081,467
National Fuel Gas Co.	61,485	3,163,403
UGI Corp.	134,385	5,969,382

		16,214,252
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
Abbott Laboratories	1,306,089	78,260,853
ABIOMED Inc.[b]	31,925	9,289,856
Align Technology Inc.[b]	61,569	15,461,823
Baxter International Inc.	385,214	25,054,319
Becton Dickinson and Co.	203,458	44,089,349
Boston Scientific Corp.[b]	1,055,263	28,829,785
Cooper Companies Inc. (The)	37,652	8,615,154
Danaher Corp.	473,781	46,387,898
DENTSPLY SIRONA Inc.	174,882	8,798,313
DexCom Inc.[a,b]	65,345	4,845,985
Edwards Lifesciences Corp.[b]	161,255	22,498,298
Hill-Rom Holdings Inc.	51,615	4,490,505
Hologic Inc.[b]	210,105	7,849,523
IDEXX Laboratories Inc.[b]	66,572	12,741,215
Intuitive Surgical Inc.[b]	85,812	35,425,768
Medtronic PLC	1,047,506	84,030,931
ResMed Inc.	108,005	10,635,252
STERIS PLC	63,995	5,974,573
Stryker Corp.	262,785	42,287,362
Teleflex Inc.	34,428	8,778,451
Varian Medical Systems Inc.[b]	71,661	8,789,222
West Pharmaceutical Services Inc.	55,961	4,940,797
Zimmer Biomet Holdings Inc.	156,185	17,030,412

		535,105,644
HEALTH CARE PROVIDERS & SERVICES — 2.50%
Acadia Healthcare Co. Inc.[a,b]	59,992	2,350,487
Aetna Inc.	246,407	41,642,783
AmerisourceBergen Corp.	123,658	10,660,556
Anthem Inc.	198,806	43,677,678
Brookdale Senior Living Inc.[a,b]	140,400	942,084
Cardinal Health Inc.	244,843	15,346,759
Centene Corp.[b]	131,383	14,040,901
Cigna Corp.	182,364	30,589,738
DaVita Inc.[b]	112,583	7,423,723

SCHEDULES OF INVESTMENTS	5

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Envision Healthcare Corp.[a,b]	94,724	$3,640,243
Express Scripts Holding Co.[b]	436,040	30,121,643
HCA Healthcare Inc.	217,854	21,131,838
Henry Schein Inc.[a,b]	120,928	8,127,571
Humana Inc.	105,675	28,408,610
Laboratory Corp. of America Holdings[b]	79,049	12,786,176
LifePoint Health Inc.[a,b]	26,224	1,232,528
McKesson Corp.	159,791	22,509,758
MEDNAX Inc.[b]	69,564	3,869,846
Patterson Companies Inc.	63,805	1,418,385
Premier Inc. Class Aa,b	39,484	1,236,244
Quest Diagnostics Inc.	104,601	10,491,480
UnitedHealth Group Inc.	740,558	158,479,412
Universal Health Services Inc. Class B	66,481	7,872,015
WellCare Health Plans Inc.[b]	34,415	6,663,777

		484,664,235
HEALTH CARE TECHNOLOGY — 0.12%
athenahealth Inc.[a,b]	30,541	4,368,279
Cerner Corp.[b]	222,316	12,894,328
Veeva Systems Inc. Class Ab	84,476	6,168,438

		23,431,045
HOTELS, RESTAURANTS & LEISURE — 2.03%
Aramark	188,234	7,446,537
Carnival Corp.	313,484	20,558,281
Chipotle Mexican Grill Inc.[a,b]	18,744	6,056,374
Choice Hotels International Inc.	24,827	1,989,884
Darden Restaurants Inc.	95,266	8,121,426
Domino’s Pizza Inc.	33,705	7,872,140
Dunkin’ Brands Group Inc.	69,039	4,120,938
Extended Stay America Inc.	146,907	2,904,351
Hilton Grand Vacations Inc.[b]	70,465	3,031,404
Hilton Worldwide Holdings Inc.	165,345	13,022,572
Hyatt Hotels Corp. Class A	35,602	2,715,009
International Game Technology PLC	82,563	2,206,909
Las Vegas Sands Corp.	278,499	20,024,078
Marriott International Inc./MD Class A	235,210	31,983,856
McDonald’s Corp.	616,515	96,410,616
MGM Resorts International	387,685	13,576,729
Norwegian Cruise Line Holdings Ltd.[a,b]	154,252	8,170,728
Royal Caribbean Cruises Ltd.	132,955	15,654,122
Six Flags Entertainment Corp.	51,393	3,199,728
Starbucks Corp.	1,057,722	61,231,527
Vail Resorts Inc.	31,015	6,876,025
Wendy’s Co. (The)	140,510	2,465,950
Wyndham Worldwide Corp.	76,253	8,725,631
Wynn Resorts Ltd.	61,894	11,286,990
Yum China Holdings Inc.	287,001	11,910,541
Yum! Brands Inc.	260,843	22,205,565

		393,767,911
HOUSEHOLD DURABLES — 0.43%
DR Horton Inc.	265,651	11,646,140
Garmin Ltd.	92,289	5,438,591
Leggett & Platt Inc.	100,663	4,465,411
Lennar Corp. Class A	197,323	11,630,218

Security	Shares	Value
Lennar Corp. Class B	11,582	$552,346
Mohawk Industries Inc.[b]	47,470	11,023,483
Newell Brands Inc.	375,979	9,579,945
NVR Inc.[b]	2,509	7,025,200
PulteGroup Inc.	207,121	6,107,998
Tempur Sealy International Inc.[a,b]	35,353	1,601,137
Toll Brothers Inc.	110,473	4,777,957
Tupperware Brands Corp.	38,105	1,843,520
Whirlpool Corp.	52,805	8,084,973

		83,776,919
HOUSEHOLD PRODUCTS — 1.34%
Church & Dwight Co. Inc.	193,867	9,763,142
Clorox Co. (The)	99,700	13,271,067
Colgate-Palmolive Co.	665,759	47,721,605
Energizer Holdings Inc.	46,523	2,771,840
Kimberly-Clark Corp.	270,137	29,750,188
Procter & Gamble Co. (The)	1,949,571	154,561,989
Spectrum Brands Holdings Inc.[a]	18,452	1,913,473

		259,753,304
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	511,116	5,811,389
NRG Energy Inc.	228,879	6,987,676
Vistra Energy Corp.[a,b]	184,471	3,842,531

		16,641,596
INDUSTRIAL CONGLOMERATES — 1.55%
3M Co.	447,908	98,324,764
Carlisle Companies Inc.	47,379	4,946,842
General Electric Co.	6,714,786	90,515,315
Honeywell International Inc.	580,084	83,827,939
Roper Technologies Inc.	77,471	21,745,335

		299,360,195
INSURANCE — 2.82%
Aflac Inc.	588,395	25,748,165
Alleghany Corp.	11,175	6,866,367
Allstate Corp. (The)	274,814	26,052,367
American Financial Group Inc./OH	53,781	6,035,304
American International Group Inc.	696,150	37,884,483
American National Insurance Co.	5,648	660,590
Aon PLC	192,049	26,950,236
Arch Capital Group Ltd.[b]	94,084	8,052,650
Arthur J Gallagher & Co.	139,214	9,568,178
Aspen Insurance Holdings Ltd.	48,100	2,157,285
Assurant Inc.	40,934	3,741,777
Assured Guaranty Ltd.	91,475	3,311,395
Athene Holding Ltd. Class A NVS[b]	91,134	4,357,117
Axis Capital Holdings Ltd.	61,497	3,540,382
Brighthouse Financial Inc.[b]	63,778	3,278,189
Brown & Brown Inc.	175,600	4,467,264
Chubb Ltd.	359,116	49,116,295

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Cincinnati Financial Corp.	118,558	$8,804,117
CNA Financial Corp.	20,806	1,026,776
Erie Indemnity Co. Class A NVS	18,464	2,172,105
Everest Re Group Ltd.	31,087	7,983,763
First American Financial Corp.	80,974	4,751,554
FNF Group	199,839	7,997,557
Hanover Insurance Group Inc. (The)	31,959	3,767,647
Hartford Financial Services Group Inc. (The)	272,839	14,056,665
Lincoln National Corp.	168,041	12,277,075
Loews Corp.	211,524	10,519,089
Markel Corp.[b]	10,523	12,314,541
Marsh & McLennan Companies Inc.	392,926	32,451,758
Mercury General Corp.	20,629	946,252
MetLife Inc.	699,810	32,114,281
Old Republic International Corp.	182,266	3,909,606
Principal Financial Group Inc.	206,100	12,553,551
ProAssurance Corp.	39,172	1,901,801
Progressive Corp. (The)	448,399	27,320,951
Prudential Financial Inc.	327,281	33,889,948
Reinsurance Group of America Inc.	48,540	7,475,160
RenaissanceRe Holdings Ltd.	30,323	4,200,039
Torchmark Corp.	87,764	7,387,096
Travelers Companies Inc. (The)	209,358	29,071,452
Unum Group	170,651	8,124,694
Validus Holdings Ltd.	59,935	4,042,616
White Mountains Insurance Group Ltd.[a]	2,755	2,266,043
Willis Towers Watson PLC	95,391	14,517,556
WR Berkley Corp.	72,652	5,281,800
XL Group Ltd.	194,404	10,742,765

		545,656,302
INTERNET & DIRECT MARKETING RETAIL — 3.35%
Amazon.com Inc.[b]	310,873	449,938,928
Booking Holdings Inc.[b]	37,907	78,861,344
Expedia Group Inc.	94,717	10,457,704
Liberty Expedia Holdings Inc. Class Ab	42,156	1,655,888
Liberty Interactive Corp. QVC Group Series Ab	342,491	8,620,498
Netflix Inc.[b]	316,762	93,555,657
TripAdvisor Inc.[a,b]	85,570	3,498,957
Wayfair Inc. Class Aa,b	29,331	1,980,722

		648,569,698
INTERNET SOFTWARE & SERVICES — 4.45%
Akamai Technologies Inc.[b]	126,846	9,003,529
Alphabet Inc. Class Ab	229,936	238,475,823
Alphabet Inc. Class C NVS[b]	233,566	240,991,063
eBay Inc.[b]	728,971	29,333,793
Facebook Inc. Class Ab	1,826,770	291,899,578
GoDaddy Inc. Class Ab	98,511	6,050,546
IAC/InterActiveCorp.[b]	53,258	8,328,486
LogMeIn Inc.	39,626	4,578,784
Match Group Inc.[a,b]	27,258	1,211,345
Pandora Media Inc.[a,b]	205,986	1,036,110
Twitter Inc.[b]	526,262	15,266,861
VeriSign Inc.[a,b]	65,370	7,750,267
Zillow Group Inc. Class Ab	43,209	2,333,286
Zillow Group Inc. Class C NVS[a,b]	84,890	4,567,082

		860,826,553

Security	Shares	Value
IT SERVICES — 4.46%
Accenture PLC Class A	478,814	$73,497,949
Alliance Data Systems Corp.	37,123	7,902,002
Amdocs Ltd.	109,242	7,288,626
Automatic Data Processing Inc.	346,096	39,274,974
Black Knight Inc.[b]	92,620	4,362,402
Booz Allen Hamilton Holding Corp.	111,859	4,331,180
Broadridge Financial Solutions Inc.	89,569	9,824,824
Cognizant Technology Solutions Corp. Class A	450,572	36,271,046
Conduent Inc.[a,b]	141,488	2,637,336
CoreLogic Inc./U.S.[b]	62,637	2,833,071
CSRA Inc.	123,472	5,090,751
DST Systems Inc.	45,051	3,768,516
DXC Technology Co.	217,941	21,909,609
Euronet Worldwide Inc.[a,b]	39,369	3,107,001
Fidelity National Information Services Inc.	253,628	24,424,376
First Data Corp. Class Ab	366,169	5,858,704
Fiserv Inc.[b]	320,964	22,887,943
FleetCor Technologies Inc.[b]	68,515	13,874,287
Gartner Inc.[b]	67,958	7,993,220
Genpact Ltd.	116,655	3,731,793
Global Payments Inc.	117,655	13,120,886
International Business Machines Corp.	653,965	100,337,850
Jack Henry & Associates Inc.	59,023	7,138,832
Leidos Holdings Inc.	108,649	7,105,645
Mastercard Inc. Class A	716,051	125,423,493
Paychex Inc.	248,013	15,275,121
PayPal Holdings Inc.[b]	874,241	66,328,665
Sabre Corp.	170,886	3,665,505
Square Inc. Class Aa,b	186,646	9,182,983
Switch Inc. Class Aa	27,317	434,613
Teradata Corp.[a,b]	92,316	3,662,176
Total System Services Inc.	140,934	12,156,967
Visa Inc. Class A	1,405,451	168,120,049
Western Union Co. (The)	359,501	6,913,204
WEX Inc.[b]	30,846	4,831,101
Worldpay Inc. Class Ab	222,106	18,265,997

		862,832,697
LEISURE PRODUCTS — 0.10%
Brunswick Corp./DE	68,835	4,088,111
Hasbro Inc.	86,865	7,322,719
Mattel Inc.[a]	269,670	3,546,160
Polaris Industries Inc.	45,332	5,191,421

		20,148,411
LIFE SCIENCES TOOLS & SERVICES — 0.87%
Agilent Technologies Inc.	248,877	16,649,871
Bio-Rad Laboratories Inc. Class Ab	16,384	4,097,311
Bio-Techne Corp.	27,904	4,214,620
Bruker Corp.	78,718	2,355,243
Charles River Laboratories International Inc.[a,b]	35,552	3,794,820
Illumina Inc.[a,b]	112,194	26,524,905
IQVIA Holdings Inc.[b]	122,673	12,035,448

SCHEDULES OF INVESTMENTS	7

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Mettler-Toledo International Inc.[a,b]	19,269	$11,080,253
PerkinElmer Inc.	85,141	6,446,877
QIAGEN NVb	169,759	5,484,913
Thermo Fisher Scientific Inc.	307,937	63,576,673
Waters Corp.[b]	59,170	11,754,121

		168,015,055
MACHINERY — 1.93%
AGCO Corp.	50,345	3,264,873
Allison Transmission Holdings Inc.	95,712	3,738,511
Caterpillar Inc.	438,625	64,644,553
Colfax Corp.[a,b]	67,308	2,147,125
Crane Co.	38,903	3,607,864
Cummins Inc.	120,909	19,598,140
Deere & Co.	249,241	38,712,112
Donaldson Co. Inc.	99,199	4,468,915
Dover Corp.	118,606	11,649,481
Flowserve Corp.	98,709	4,277,061
Fortive Corp.	236,024	18,296,581
Gardner Denver Holdings Inc.[a,b]	57,136	1,752,933
Gates Industrial Corp. PLC[b]	34,505	604,183
Graco Inc.	129,951	5,941,360
IDEX Corp.	59,299	8,450,701
Illinois Tool Works Inc.	235,700	36,924,762
Ingersoll-Rand PLC	192,022	16,419,801
ITT Inc.	67,709	3,316,387
Lincoln Electric Holdings Inc.	44,779	4,027,871
Middleby Corp. (The)[a,b]	43,013	5,324,579
Nordson Corp.	44,542	6,072,856
Oshkosh Corp.	57,563	4,447,893
PACCAR Inc.	265,838	17,590,501
Parker-Hannifin Corp.	102,005	17,445,915
Pentair PLC	128,793	8,774,667
Snap-on Inc.	43,921	6,480,104
Stanley Black & Decker Inc.	118,245	18,115,134
Terex Corp.	59,057	2,209,322
Timken Co. (The)	52,632	2,400,019
Toro Co. (The)	81,129	5,066,506
Trinity Industries Inc.	118,305	3,860,292
WABCO Holdings Inc.[b]	38,521	5,156,806
Wabtec Corp./DEa	65,376	5,321,606
Welbilt Inc.[b]	95,102	1,849,734
Xylem Inc./NY	138,695	10,668,419

		372,627,567
MARINE — 0.02%
Kirby Corp.[b]	42,383	3,261,372

		3,261,372
MEDIA — 2.58%
AMC Networks Inc. Class Aa,b	37,368	1,931,926
Cable One Inc.	3,537	2,430,308
CBS Corp. Class B NVS[a]	256,570	13,185,132
Charter Communications Inc. Class Ab	136,252	42,404,348
Cinemark Holdings Inc.	79,517	2,995,405
Comcast Corp. Class A	3,585,066	122,501,705
Discovery Communications Inc. Class Aa,b	121,080	2,594,744

Security	Shares	Value
Discovery Communications Inc. Class C NVS[b]	229,507	$4,479,977
DISH Network Corp. Class Ab	169,413	6,419,059
GCI Liberty Inc. Class Ab	74,175	3,920,891
Interpublic Group of Companies Inc. (The)	300,200	6,913,606
John Wiley & Sons Inc. Class A	33,394	2,127,198
Liberty Broadband Corp. Class Aa,b	19,598	1,661,910
Liberty Broadband Corp. Class C NVS[a,b]	79,944	6,850,401
Liberty Media Corp.-Liberty Formula One Class Aa,b	18,917	554,079
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	143,126	4,415,437
Liberty Media Corp.-Liberty SiriusXM Class Ab	68,424	2,812,226
Liberty Media Corp.-Liberty SiriusXM Class C NVS[b]	139,436	5,695,961
Lions Gate Entertainment Corp. Class Aa	41,516	1,072,358
Lions Gate Entertainment Corp. Class B NVS	78,139	1,881,587
Live Nation Entertainment Inc.[a,b]	103,689	4,369,455
Madison Square Garden Co. (The) Class Ab	13,851	3,404,576
News Corp. Class A NVS	298,600	4,717,880
News Corp. Class B	91,342	1,470,606
Omnicom Group Inc.	178,861	12,997,829
Sirius XM Holdings Inc.[a]	1,094,717	6,831,034
TEGNA Inc.	163,937	1,867,242
Time Warner Inc.	599,049	56,658,054
Tribune Media Co. Class A	61,096	2,474,999
Twenty-First Century Fox Inc. Class A NVS	803,969	29,497,623
Twenty-First Century Fox Inc. Class B	341,070	12,404,716
Viacom Inc. Class A	7,606	301,198
Viacom Inc. Class B NVS	273,650	8,499,569
Walt Disney Co. (The)	1,161,769	116,688,078

		499,031,117
METALS & MINING — 0.42%
Alcoa Corp.[b]	141,280	6,351,949
Freeport-McMoRan Inc.[b]	1,048,094	18,415,012
Newmont Mining Corp.	411,515	16,077,891
Nucor Corp.	246,452	15,055,753
Reliance Steel & Aluminum Co.	55,205	4,733,277
Royal Gold Inc.	49,082	4,214,671
Southern Copper Corp.	63,046	3,415,832
Steel Dynamics Inc.	177,866	7,865,235
Tahoe Resources Inc.	226,341	1,061,539
U.S. Steel Corp.	133,186	4,686,815

		81,877,974
MORTGAGE REAL ESTATE INVESTMENT — 0.16%
AGNC Investment Corp.[a]	301,659	5,707,388
Annaly Capital Management Inc.	896,772	9,353,332
Chimera Investment Corp.[a]	141,566	2,464,664
MFA Financial Inc.	304,126	2,290,069
New Residential Investment Corp.[a]	255,666	4,205,706
Starwood Property Trust Inc.	198,433	4,157,171
Two Harbors Investment Corp.	131,587	2,022,492

		30,200,822

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
MULTI-UTILITIES — 0.88%
Ameren Corp.	187,231	$10,602,892
CenterPoint Energy Inc.	333,972	9,150,833
CMS Energy Corp.	214,977	9,736,308
Consolidated Edison Inc.	240,123	18,715,187
Dominion Energy Inc.	496,126	33,453,776
DTE Energy Co.	137,909	14,397,700
MDU Resources Group Inc.	146,523	4,126,088
NiSource Inc.	259,757	6,210,790
Public Service Enterprise Group Inc.	388,955	19,541,099
SCANA Corp.	102,024	3,831,001
Sempra Energy	193,282	21,496,824
Vectren Corp.	65,381	4,179,153
WEC Energy Group Inc.	243,322	15,256,289

		170,697,940
MULTILINE RETAIL — 0.44%
Dollar General Corp.	209,920	19,638,016
Dollar Tree Inc.[b]	177,111	16,807,834
Kohl’s Corp.	130,860	8,572,639
Macy’s Inc.	233,736	6,951,309
Nordstrom Inc.	89,027	4,309,797
Target Corp.	420,278	29,179,901

		85,459,496
OIL, GAS & CONSUMABLE FUELS — 4.89%
Anadarko Petroleum Corp.	423,076	25,558,021
Andeavor	119,936	12,060,764
Antero Resources Corp.[a,b]	176,304	3,499,634
Apache Corp.	291,881	11,231,581
Cabot Oil & Gas Corp.	354,892	8,510,310
Centennial Resource Development Inc./DE Class Aa,b	120,320	2,207,872
Cheniere Energy Inc.[b]	158,248	8,458,356
Chesapeake Energy Corp.[a,b]	691,529	2,088,418
Chevron Corp.	1,460,200	166,521,208
Cimarex Energy Co.	72,231	6,753,598
CNX Resources Corp.[b]	172,078	2,655,164
Concho Resources Inc.[b]	114,170	17,163,176
ConocoPhillips	909,863	53,945,777
CONSOL Energy Inc.[b]	21,514	623,261
Continental Resources Inc./OKa,b	69,037	4,069,731
Devon Energy Corp.	407,019	12,939,134
Diamondback Energy Inc.[b]	75,033	9,493,175
Energen Corp.[b]	76,553	4,812,122
EOG Resources Inc.	445,866	46,936,314
EQT Corp.	188,620	8,961,336
Extraction Oil & Gas Inc.[a,b]	91,913	1,053,323
Exxon Mobil Corp.	3,275,355	244,374,237
Gulfport Energy Corp.[b]	120,779	1,165,517
Hess Corp.	217,976	11,033,945
HollyFrontier Corp.	135,480	6,619,553
Kinder Morgan Inc./DE	1,467,909	22,106,709
Kosmos Energy Ltd.[a,b]	177,103	1,115,749
Laredo Petroleum Inc.[a,b]	123,906	1,079,221
Marathon Oil Corp.	656,345	10,586,845
Marathon Petroleum Corp.	374,658	27,391,246
Murphy Oil Corp.	122,876	3,175,116
Newfield Exploration Co.[b]	150,826	3,683,171
Noble Energy Inc.	374,941	11,360,712
Occidental Petroleum Corp.	588,922	38,256,373

Security	Shares	Value
ONEOK Inc.	299,134	$17,026,707
Parsley Energy Inc. Class Ab	184,036	5,335,204
PBF Energy Inc. Class A	82,728	2,804,479
Phillips 66	326,611	31,328,527
Pioneer Natural Resources Co.	130,626	22,438,934
QEP Resources Inc.[b]	179,575	1,758,039
Range Resources Corp.[a]	174,572	2,538,277
RSP Permian Inc.[b]	100,375	4,705,580
SM Energy Co.	84,626	1,525,807
Southwestern Energy Co.[b]	453,899	1,965,383
Targa Resources Corp.	162,872	7,166,368
Valero Energy Corp.	338,157	31,370,825
Whiting Petroleum Corp.[a,b]	68,765	2,327,008
Williams Companies Inc. (The)	639,863	15,906,994
World Fuel Services Corp.	52,035	1,277,459
WPX Energy Inc.[b]	309,815	4,579,066

		945,545,326
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	49,959	2,125,256

		2,125,256
PERSONAL PRODUCTS — 0.22%
Coty Inc. Class A	364,325	6,667,147
Edgewell Personal Care Co.[b]	40,268	1,965,884
Estee Lauder Companies Inc. (The) Class A	169,043	25,309,118
Herbalife Ltd.[b]	49,222	4,797,668
Nu Skin Enterprises Inc. Class A	41,187	3,035,894

		41,775,711
PHARMACEUTICALS — 4.07%
Akorn Inc.[b]	68,536	1,282,308
Allergan PLC	259,697	43,704,408
Bristol-Myers Squibb Co.	1,272,323	80,474,430
Eli Lilly & Co.	754,332	58,362,667
Endo International PLC[b]	170,220	1,011,107
Johnson & Johnson	2,083,324	266,977,971
Mallinckrodt PLC[b]	75,666	1,095,644
Merck & Co. Inc.	2,115,035	115,205,956
Mylan NVb	412,894	16,998,846
Perrigo Co. PLC	100,733	8,395,088
Pfizer Inc.	4,569,605	162,175,281
Zoetis Inc.	379,129	31,661,063

		787,344,769
PROFESSIONAL SERVICES — 0.41%
CoStar Group Inc.[b]	27,434	9,949,763
Dun & Bradstreet Corp. (The)	28,952	3,387,384
Equifax Inc.	91,307	10,756,878
IHS Markit Ltd.[b]	298,332	14,391,536
ManpowerGroup Inc.	50,492	5,811,629
Nielsen Holdings PLC	277,648	8,826,430
Robert Half International Inc.	93,310	5,401,716

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
TransUnion[b]	137,109	$7,785,049
Verisk Analytics Inc. Class Ab	117,539	12,224,056

		78,534,441
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
CBRE Group Inc. Class Ab	228,404	10,785,237
Howard Hughes Corp. (The)[a,b]	28,152	3,916,788
Jones Lang LaSalle Inc.	34,280	5,986,659
Realogy Holdings Corp.	102,700	2,801,656

		23,490,340
ROAD & RAIL — 0.94%
AMERCO	3,870	1,335,537
CSX Corp.	659,393	36,734,784
Genesee & Wyoming Inc. Class Aa,b	46,103	3,263,631
JB Hunt Transport Services Inc.	66,008	7,732,837
Kansas City Southern	78,822	8,658,597
Landstar System Inc.	31,751	3,481,497
Norfolk Southern Corp.	218,387	29,652,587
Old Dominion Freight Line Inc.	46,740	6,869,378
Ryder System Inc.	40,453	2,944,574
Union Pacific Corp.	608,243	81,766,106

		182,439,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.18%
Advanced Micro Devices Inc.[a,b]	649,393	6,526,400
Analog Devices Inc.	287,793	26,226,576
Applied Materials Inc.	813,297	45,227,446
Broadcom Ltd.	312,069	73,539,060
Cavium Inc.[b]	52,618	4,176,817
Cypress Semiconductor Corp.	251,447	4,264,541
First Solar Inc.[a,b]	62,257	4,419,002
Intel Corp.	3,641,363	189,642,185
KLA-Tencor Corp.	121,877	13,285,812
Lam Research Corp.	125,294	25,454,729
Marvell Technology Group Ltd.	305,702	6,419,742
Maxim Integrated Products Inc.	218,153	13,137,174
Microchip Technology Inc.[a]	175,080	15,995,309
Micron Technology Inc.[b]	843,111	43,959,808
Microsemi Corp.[b]	91,421	5,916,767
NVIDIA Corp.	447,521	103,641,388
NXP Semiconductors NVb	265,545	31,068,765
ON Semiconductor Corp.[b]	323,763	7,919,243
Qorvo Inc.[a,b]	97,093	6,840,202
QUALCOMM Inc.	1,141,145	63,230,844
Skyworks Solutions Inc.	140,625	14,099,063
Teradyne Inc.	150,965	6,900,610
Texas Instruments Inc.	762,461	79,212,073
Versum Materials Inc.	83,062	3,125,623
Xilinx Inc.	197,264	14,250,351

		808,479,530
SOFTWARE — 5.72%
Activision Blizzard Inc.	572,058	38,591,033
Adobe Systems Inc.[b]	381,383	82,409,239
ANSYS Inc.[b]	66,279	10,385,257

Security	Shares	Value
Atlassian Corp. PLC Class Aa,b	70,315	$3,791,385
Autodesk Inc.[b]	160,606	20,168,901
CA Inc.	240,985	8,169,391
Cadence Design Systems Inc.[b]	216,147	7,947,725
CDK Global Inc.	95,337	6,038,646
Citrix Systems Inc.[b]	117,349	10,889,987
Dell Technologies Inc. Class Vb	154,133	11,284,077
Electronic Arts Inc.[b]	231,333	28,046,813
FireEye Inc.[a,b]	144,996	2,454,782
Fortinet Inc.[b]	113,805	6,097,672
Guidewire Software Inc.[a,b]	57,179	4,621,779
Intuit Inc.	187,987	32,587,546
Manhattan Associates Inc.[b]	53,976	2,260,515
Microsoft Corp.	5,794,223	528,838,733
Nuance Communications Inc.[a,b]	219,344	3,454,668
Oracle Corp.	2,252,699	103,060,979
PTC Inc.[b]	89,423	6,975,888
Red Hat Inc.[b]	136,608	20,424,262
salesforce.com Inc.[b]	529,725	61,607,017
ServiceNow Inc.[b]	131,725	21,793,901
Splunk Inc.[b]	107,579	10,584,698
SS&C Technologies Holdings Inc.	131,546	7,056,127
Symantec Corp.	480,421	12,418,883
Synopsys Inc.[b]	114,107	9,498,267
Tableau Software Inc. Class Ab	49,276	3,982,486
Take-Two Interactive Software Inc.[b]	85,935	8,402,724
Tyler Technologies Inc.[a,b]	26,962	5,687,904
Ultimate Software Group Inc. (The)[a,b]	22,350	5,446,695
VMware Inc. Class Ab	51,946	6,299,491
Workday Inc. Class Aa,b	105,487	13,408,453
Zynga Inc. Class Ab	599,069	2,192,593

		1,106,878,517
SPECIALTY RETAIL — 2.12%
Advance Auto Parts Inc.	54,977	6,517,523
AutoNation Inc.[a,b]	44,404	2,077,219
AutoZone Inc.[b]	21,095	13,684,116
Bed Bath & Beyond Inc.	106,294	2,231,111
Best Buy Co. Inc.	193,685	13,556,013
Burlington Stores Inc.[b]	51,620	6,873,203
CarMax Inc.[a,b]	138,105	8,554,224
Dick’s Sporting Goods Inc.	59,916	2,100,056
Floor & Decor Holdings Inc. Class Aa,b	22,768	1,186,668
Foot Locker Inc.	94,912	4,322,292
GameStop Corp. Class A	76,975	971,425
Gap Inc. (The)	177,450	5,536,440
Home Depot Inc. (The)	910,976	162,372,362
L Brands Inc.	185,565	7,090,439
Lowe’s Companies Inc.	643,526	56,469,407
Michaels Companies Inc. (The)[a,b]	88,342	1,741,221
Murphy USA Inc.[b]	25,160	1,831,648
O’Reilly Automotive Inc.[b]	64,267	15,898,370
Penske Automotive Group Inc.	28,902	1,281,226
Ross Stores Inc.	290,707	22,669,332
Sally Beauty Holdings Inc.[a,b]	100,452	1,652,435
Signet Jewelers Ltd.	46,354	1,785,556

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2018

Security	Shares	Value
Tiffany & Co.	83,206	$8,125,898
TJX Companies Inc. (The)	492,392	40,159,492
Tractor Supply Co.	98,114	6,183,144
Ulta Salon Cosmetics & Fragrance Inc.[b]	45,071	9,206,653
Urban Outfitters Inc.[b]	61,854	2,286,124
Williams-Sonoma Inc.	66,545	3,510,914

		409,874,511
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.87%
Apple Inc.	3,922,634	658,139,532
Hewlett Packard Enterprise Co.	1,214,135	21,295,928
HP Inc.	1,270,973	27,859,728
NCR Corp.[b]	93,576	2,949,516
NetApp Inc.	206,289	12,725,968
Western Digital Corp.	228,869	21,117,743
Xerox Corp.	175,419	5,048,559

		749,136,974
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Carter’s Inc.	35,670	3,713,247
Hanesbrands Inc.	276,681	5,096,464
Lululemon Athletica Inc.[b]	73,765	6,573,937
Michael Kors Holdings Ltd.[b]	109,813	6,817,191
NIKE Inc. Class B	1,005,867	66,829,804
PVH Corp.	59,005	8,935,127
Ralph Lauren Corp.	42,982	4,805,388
Skechers U.S.A. Inc. Class Ab	103,496	4,024,959
Tapestry Inc.	219,959	11,572,043
Under Armour Inc. Class Aa,b	137,932	2,255,188
Under Armour Inc. Class C NVS[a,b]	139,477	2,001,495
VF Corp.	251,962	18,675,423

		141,300,266
THRIFTS & MORTGAGE FINANCE — 0.03%
New York Community Bancorp. Inc.	360,458	4,696,768
TFS Financial Corp.	42,990	631,523

		5,328,291
TOBACCO — 1.09%
Altria Group Inc.	1,474,603	91,897,259
Philip Morris International Inc.	1,198,851	119,165,789

		211,063,048
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	72,477	3,088,970
Fastenal Co.	222,829	12,164,235
HD Supply Holdings Inc.[b]	144,476	5,481,419
MSC Industrial Direct Co. Inc. Class A	33,269	3,051,100
United Rentals Inc.[b]	64,628	11,163,195
Univar Inc.[b]	87,453	2,426,821
Watsco Inc.	23,101	4,180,588
WESCO International Inc.[b]	36,539	2,267,245
WW Grainger Inc.	39,375	11,114,381

		54,937,954

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.01%
Macquarie Infrastructure Corp.	62,431	$2,305,577

		2,305,577
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	137,614	11,302,238
Aqua America Inc.	139,091	4,737,439

		16,039,677
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	481,176	2,348,139
T-Mobile U.S. Inc.[a,b]	234,177	14,294,164
Telephone & Data Systems Inc.	71,881	2,014,824
U.S. Cellular Corp.[b]	9,777	392,938

		19,050,065

TOTAL COMMON STOCKS
(Cost: $16,247,030,088)		19,309,832,936

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	298,985,695	298,985,695
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	20,414,293	20,414,293

		319,399,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,405,597)		319,399,988

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $16,566,435,685)		19,629,232,924
Other Assets, Less Liabilities — (1.42)%		(275,348,740)

NET ASSETS — 100.00%		$19,353,884,184

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.31%
Boeing Co. (The)	1,720,438	$564,097,211
BWX Technologies Inc.	287,238	18,248,230
General Dynamics Corp.	322,830	71,313,147
Harris Corp.	93,296	15,046,779
HEICO Corp.[a]	93,929	8,153,977
HEICO Corp. Class A	184,633	13,099,711
Hexcel Corp.	185,093	11,955,157
Huntington Ingalls Industries Inc.	114,768	29,582,600
Lockheed Martin Corp.	687,051	232,175,144
Northrop Grumman Corp.	498,082	173,890,388
Raytheon Co.	333,102	71,890,074
Rockwell Collins Inc.	501,486	67,625,387
TransDigm Group Inc.	149,035	45,744,803

		1,322,822,608
AIR FREIGHT & LOGISTICS — 1.25%
CH Robinson Worldwide Inc.	427,701	40,079,861
Expeditors International of Washington Inc.	388,372	24,583,947
FedEx Corp.	764,418	183,544,406
United Parcel Service Inc. Class B	2,130,745	223,003,772
XPO Logistics Inc.[a,b]	269,062	27,393,202

		498,605,188
AIRLINES — 0.37%
Alaska Air Group Inc.	303,610	18,811,676
American Airlines Group Inc.	575,186	29,886,664
Copa Holdings SA Class A NVS	6,981	897,966
Southwest Airlines Co.	1,703,919	97,600,480

		147,196,786
AUTO COMPONENTS — 0.35%
Aptiv PLC	827,605	70,321,597
BorgWarner Inc.	66,678	3,349,236
Delphi Technologies PLC	273,940	13,053,241
Gentex Corp.	558,499	12,856,647
Lear Corp.	170,623	31,751,234
Visteon Corp.[b]	95,955	10,578,079

		141,910,034
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	377,738	16,197,406
Tesla Inc.[a,b]	410,876	109,346,430
Thor Industries Inc.	151,202	17,413,934

		142,957,770
BANKS — 0.26%
Bank of the Ozarks Inc.	170,492	8,229,649
East West Bancorp. Inc.	26,813	1,676,885
First Republic Bank/CA	397,227	36,787,192

Security	Shares	Value
Pinnacle Financial Partners Inc.	68,954	$4,426,847
Signature Bank/New York NYb	97,654	13,861,985
SVB Financial Group[b]	119,080	28,580,391
Western Alliance Bancorp.[a,b]	168,669	9,801,356

		103,364,305
BEVERAGES — 2.76%
Brown-Forman Corp. Class A	156,870	8,365,877
Brown-Forman Corp. Class B NVS	680,275	37,006,960
Coca-Cola Co. (The)	8,879,998	385,658,313
Constellation Brands Inc. Class A	498,652	113,652,764
Dr Pepper Snapple Group Inc.	552,950	65,458,221
Monster Beverage Corp.[a,b]	1,274,633	72,921,754
PepsiCo Inc.	3,839,786	419,112,642

		1,102,176,531
BIOTECHNOLOGY — 4.22%
AbbVie Inc.	4,920,564	465,731,383
ACADIA Pharmaceuticals Inc.[a,b]	295,898	6,648,828
Agios Pharmaceuticals Inc.[a,b]	141,066	11,536,377
Alexion Pharmaceuticals Inc.[b]	535,226	59,656,290
Alkermes PLC[a,b]	466,741	27,052,308
Alnylam Pharmaceuticals Inc.[a,b]	233,747	27,839,268
Amgen Inc.	640,712	109,228,582
Biogen Inc.[b]	615,548	168,549,353
BioMarin Pharmaceutical Inc.[a,b]	539,555	43,741,724
Celgene Corp.[b]	2,305,239	205,650,371
Exelixis Inc.[a,b]	902,898	19,999,191
Gilead Sciences Inc.	2,872,868	216,585,518
Incyte Corp.[b]	536,075	44,671,130
Intercept Pharmaceuticals Inc.[a,b]	54,874	3,375,848
Intrexon Corp.[a,b]	152,632	2,339,849
Ionis Pharmaceuticals Inc.[a,b]	378,386	16,679,255
Neurocrine Biosciences Inc.[a,b]	273,585	22,688,404
OPKO Health Inc.[a,b]	111,629	353,864
Regeneron Pharmaceuticals Inc.[b]	245,012	84,372,332
Seattle Genetics Inc.[a,b]	325,279	17,025,103
TESARO Inc.[a,b]	113,762	6,500,361
Vertex Pharmaceuticals Inc.[b]	777,600	126,733,248

		1,686,958,587
BUILDING PRODUCTS — 0.33%
Allegion PLC	292,244	24,925,491
AO Smith Corp.	440,949	28,039,947
Armstrong World Industries Inc.[b]	135,048	7,603,202
Fortune Brands Home & Security Inc.	436,945	25,731,691
Lennox International Inc.	110,236	22,528,931
Masco Corp.	627,588	25,379,659

		134,208,921
CAPITAL MARKETS — 2.03%
Ameriprise Financial Inc.	409,685	60,608,799
BGC Partners Inc. Class A	178,774	2,404,510
Cboe Global Markets Inc.	345,394	39,409,455
Charles Schwab Corp. (The)	2,911,237	152,024,796

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Eaton Vance Corp. NVS	353,283	$19,667,265
FactSet Research Systems Inc.	116,801	23,292,455
Federated Investors Inc. Class B	82,609	2,759,141
Intercontinental Exchange Inc.	846,830	61,412,112
Invesco Ltd.	180,631	5,781,998
Lazard Ltd. Class A	323,113	16,982,819
Legg Mason Inc.	62,150	2,526,398
LPL Financial Holdings Inc.	270,453	16,516,565
MarketAxess Holdings Inc.	112,418	24,444,170
Moody’s Corp.	512,762	82,708,511
Morningstar Inc.	56,341	5,381,692
MSCI Inc.	275,378	41,160,750
Raymond James Financial Inc.	102,106	9,129,297
S&P Global Inc.	784,001	149,791,231
SEI Investments Co.	408,472	30,598,638
State Street Corp.	58,617	5,845,873
T Rowe Price Group Inc.	111,957	12,087,997
TD Ameritrade Holding Corp.	814,962	48,270,199

		812,804,671
CHEMICALS — 2.59%
Albemarle Corp.	63,219	5,862,930
Axalta Coating Systems Ltd.[a,b]	651,343	19,664,045
Celanese Corp. Series A	251,797	25,232,577
Chemours Co. (The)	566,288	27,583,889
DowDuPont Inc.	3,438,792	219,085,438
Ecolab Inc.	791,126	108,439,641
FMC Corp.	410,096	31,401,051
Huntsman Corp.	297,761	8,709,509
International Flavors & Fragrances Inc.	245,398	33,597,440
LyondellBasell Industries NV Class A	435,609	46,035,159
Monsanto Co.	1,354,241	158,026,382
NewMarket Corp.	21,313	8,561,006
Platform Specialty Products Corp.[a,b]	310,345	2,988,622
PPG Industries Inc.	736,484	82,191,614
Praxair Inc.	775,428	111,894,261
RPM International Inc.	368,047	17,544,801
Scotts Miracle-Gro Co. (The)	121,397	10,409,793
Sherwin-Williams Co. (The)	252,495	99,008,340
Westlake Chemical Corp.	54,574	6,065,900
WR Grace & Co.	208,744	12,781,395

		1,035,083,793
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ADT Inc.[a]	212,025	1,681,358
Cintas Corp.	268,664	45,828,705
Clean Harbors Inc.[a,b]	112,986	5,514,847
Copart Inc.[b]	608,970	31,014,842
KAR Auction Services Inc.	420,139	22,771,534
Rollins Inc.	294,721	15,039,612
Waste Management Inc.	1,109,089	93,296,567

		215,147,465

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.34%
Arista Networks Inc.[a,b]	166,006	$42,381,332
CommScope Holding Co. Inc.[a,b]	295,513	11,811,655
F5 Networks Inc.[b]	190,942	27,612,123
Motorola Solutions Inc.	47,117	4,961,420
Palo Alto Networks Inc.[a,b]	275,353	49,982,076

		136,748,606
CONSTRUCTION & ENGINEERING — 0.01%
Quanta Services Inc.[b]	113,533	3,899,859

		3,899,859
CONSTRUCTION MATERIALS — 0.24%
Eagle Materials Inc.	143,809	14,819,517
Martin Marietta Materials Inc.	176,161	36,518,175
Vulcan Materials Co.	378,415	43,203,641

		94,541,333
CONSUMER FINANCE — 0.05%
Capital One Financial Corp.	93,011	8,912,314
Credit Acceptance Corp.[a,b]	31,016	10,247,997

		19,160,311
CONTAINERS & PACKAGING — 0.56%
AptarGroup Inc.	45,626	4,098,584
Ardagh Group SA	30,135	562,922
Avery Dennison Corp.	255,492	27,146,025
Ball Corp.	587,054	23,311,914
Berry Global Group Inc.[b]	405,472	22,223,920
Crown Holdings Inc.[b]	280,314	14,225,936
Graphic Packaging Holding Co.	675,532	10,369,416
International Paper Co.	1,155,341	61,729,870
Owens-Illinois Inc.[b]	389,411	8,434,642
Packaging Corp. of America	289,756	32,655,501
Sealed Air Corp.	282,737	12,098,316
Silgan Holdings Inc.	227,576	6,337,992

		223,195,038
DISTRIBUTORS — 0.09%
Genuine Parts Co.	165,780	14,893,675
LKQ Corp.[b]	133,575	5,069,171
Pool Corp.	120,097	17,560,584

		37,523,430
DIVERSIFIED CONSUMER SERVICES — 0.15%
Bright Horizons Family Solutions Inc.[b]	176,813	17,631,793
H&R Block Inc.	97,638	2,480,982
Service Corp. International/U.S.	547,391	20,658,536
ServiceMaster Global Holdings Inc.[b]	411,678	20,933,826

		61,705,137

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.02%
Leucadia National Corp.	235,018	$5,341,959
Voya Financial Inc.[a]	33,049	1,668,975

		7,010,934
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.82%
Verizon Communications Inc.	6,417,398	306,879,972
Zayo Group Holdings Inc.[b]	569,691	19,460,645

		326,340,617
ELECTRICAL EQUIPMENT — 0.34%
Acuity Brands Inc.[a]	87,959	12,243,013
AMETEK Inc.	113,937	8,655,794
Emerson Electric Co.	280,061	19,128,167
Hubbell Inc.	107,377	13,076,371
Rockwell Automation Inc.	396,156	69,010,375
Sensata Technologies Holding PLC NVS[a,b]	262,277	13,593,817

		135,707,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.66%
Amphenol Corp. Class A	921,425	79,362,335
CDW Corp./DE	459,891	32,334,936
Cognex Corp.[a]	508,512	26,437,539
Coherent Inc.[b]	74,837	14,024,454
Corning Inc.	149,068	4,156,016
FLIR Systems Inc.	229,810	11,492,798
IPG Photonics Corp.[b]	110,048	25,683,002
National Instruments Corp.	257,033	12,998,159
Trimble Inc.[b]	596,575	21,405,111
Universal Display Corp.[a]	127,398	12,867,198
Zebra Technologies Corp. Class Ab	160,228	22,302,135

		263,063,683
ENERGY EQUIPMENT & SERVICES — 0.22%
Halliburton Co.	1,805,090	84,730,925
RPC Inc.[a]	163,486	2,947,652

		87,678,577
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.35%
American Tower Corp.	1,303,849	189,501,414
Boston Properties Inc.	70,704	8,712,147
CoreSite Realty Corp.	103,859	10,412,903
Crown Castle International Corp.	1,242,170	136,154,254
CubeSmart	374,470	10,560,054
CyrusOne Inc.[a]	244,200	12,505,482
Digital Realty Trust Inc.[a]	479,283	50,506,842
Douglas Emmett Inc.[a]	397,071	14,596,330
Equinix Inc.	239,401	100,103,134
Equity LifeStyle Properties Inc.	256,406	22,504,755
Extra Space Storage Inc.[a]	316,380	27,638,957

Security	Shares	Value
Federal Realty Investment Trust[a]	85,164	$9,888,392
Gaming and Leisure Properties Inc.	204,518	6,845,217
Hudson Pacific Properties Inc.	49,350	1,605,355
Iron Mountain Inc.	761,136	25,010,929
Lamar Advertising Co. Class Aa	226,907	14,444,900
Outfront Media Inc.	64,391	1,206,687
Public Storage[a]	455,930	91,363,813
SBA Communications Corp.[b]	359,801	61,497,187
Simon Property Group Inc.	870,454	134,354,575
Tanger Factory Outlet Centers Inc.[a]	19,243	423,346
Taubman Centers Inc.	93,054	5,295,703
VICI Properties Inc.	155,744	2,853,230

		937,985,606
FOOD & STAPLES RETAILING — 1.06%
Costco Wholesale Corp.	1,348,084	254,019,468
Kroger Co. (The)	1,467,469	35,131,208
Rite Aid Corp.[a,b]	1,502,862	2,524,808
Sprouts Farmers Market Inc.[a,b]	395,402	9,280,085
Sysco Corp.	1,486,695	89,142,232
Walgreens Boots Alliance Inc.	492,806	32,264,009

		422,361,810
FOOD PRODUCTS — 0.54%
Blue Buffalo Pet Products Inc.[a,b]	286,228	11,394,737
Campbell Soup Co.	359,793	15,582,635
General Mills Inc.	1,245,925	56,141,380
Hershey Co. (The)	379,357	37,541,169
Kellogg Co.	694,147	45,126,496
Lamb Weston Holdings Inc.	103,572	6,029,962
McCormick & Co. Inc./MD NVS	375,513	39,950,828
Pilgrim’s Pride Corp.[a,b]	144,413	3,554,004
TreeHouse Foods Inc.[a,b]	49,905	1,909,864

		217,231,075
HEALTH CARE EQUIPMENT & SUPPLIES — 2.65%
ABIOMED Inc.[a,b]	126,164	36,712,462
Align Technology Inc.[b]	245,245	61,588,377
Baxter International Inc.	142,311	9,255,907
Becton Dickinson and Co.	814,155	176,427,389
Boston Scientific Corp.[b]	4,232,142	115,622,120
Cooper Companies Inc. (The)[a]	115,050	26,324,591
DexCom Inc.[a,b]	262,049	19,433,554
Edwards Lifesciences Corp.[b]	644,308	89,893,852
Hill-Rom Holdings Inc.	188,612	16,409,244
Hologic Inc.[a,b]	485,452	18,136,487
IDEXX Laboratories Inc.[b]	266,257	50,958,927
Intuitive Surgical Inc.[b]	343,140	141,658,486
Medtronic PLC	307,377	24,657,783
ResMed Inc.	432,079	42,546,819
Stryker Corp.	1,049,623	168,905,333
Teleflex Inc.	23,278	5,935,424
Varian Medical Systems Inc.[a,b]	283,360	34,754,104
West Pharmaceutical Services Inc.	224,442	19,815,984

		1,059,036,843

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Aetna Inc.	316,282	$53,451,658
AmerisourceBergen Corp.	489,738	42,220,313
Centene Corp.[b]	65,741	7,025,741
Cigna Corp.	638,955	107,178,312
Express Scripts Holding Co.[b]	119,580	8,260,586
HCA Healthcare Inc.	60,358	5,854,726
Henry Schein Inc.[a,b]	480,710	32,308,519
Humana Inc.	398,534	107,137,895
LifePoint Health Inc.[a,b]	19,073	896,431
McKesson Corp.	67,529	9,512,810
Patterson Companies Inc.	24,341	541,100
Premier Inc. Class Aa,b	50,495	1,580,999
UnitedHealth Group Inc.	2,962,003	633,868,642
WellCare Health Plans Inc.[b]	125,614	24,322,639

		1,034,160,371
HEALTH CARE TECHNOLOGY — 0.23%
athenahealth Inc.[a,b]	120,830	17,282,315
Cerner Corp.[b]	888,786	51,549,588
Veeva Systems Inc. Class Ab	341,157	24,911,284

		93,743,187
HOTELS, RESTAURANTS & LEISURE — 3.23%
Aramark	320,278	12,670,198
Chipotle Mexican Grill Inc.[a,b]	75,985	24,551,513
Choice Hotels International Inc.	102,330	8,201,750
Darden Restaurants Inc.	386,324	32,934,121
Domino’s Pizza Inc.	134,576	31,431,571
Dunkin’ Brands Group Inc.	275,231	16,428,538
Extended Stay America Inc.	330,659	6,537,128
Hilton Grand Vacations Inc.[b]	281,804	12,123,208
Hilton Worldwide Holdings Inc.	581,990	45,837,532
Las Vegas Sands Corp.	1,113,584	80,066,690
Marriott International Inc./MD Class A	940,385	127,873,552
McDonald’s Corp.	2,465,884	385,614,940
MGM Resorts International	112,356	3,934,707
Six Flags Entertainment Corp.	200,761	12,499,380
Starbucks Corp.	4,230,551	244,906,597
Vail Resorts Inc.	123,575	27,396,578
Wendy’s Co. (The)	565,114	9,917,751
Wyndham Worldwide Corp.	305,390	34,945,778
Wynn Resorts Ltd.	247,393	45,114,587
Yum China Holdings Inc.	987,818	40,994,447
Yum! Brands Inc.	1,042,534	88,750,919

		1,292,731,485
HOUSEHOLD DURABLES — 0.25%
DR Horton Inc.	574,760	25,197,479
Leggett & Platt Inc.	325,365	14,433,191
Mohawk Industries Inc.[b]	11,959	2,777,119
NVR Inc.[b]	10,043	28,120,400

Security	Shares	Value
PulteGroup Inc.	236,345	$6,969,814
Tempur Sealy International Inc.[a,b]	54,732	2,478,812
Toll Brothers Inc.	211,324	9,139,763
Tupperware Brands Corp.	155,219	7,509,495
Whirlpool Corp.	17,716	2,712,497

		99,338,570
HOUSEHOLD PRODUCTS — 0.66%
Church & Dwight Co. Inc.	764,964	38,523,587
Clorox Co. (The)	340,043	45,263,124
Colgate-Palmolive Co.	417,713	29,941,668
Energizer Holdings Inc.	179,679	10,705,275
Kimberly-Clark Corp.	919,211	101,232,707
Procter & Gamble Co. (The)	397,692	31,529,022
Spectrum Brands Holdings Inc.[a]	74,957	7,773,041

		264,968,424
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
NRG Energy Inc.	180,732	5,517,748

		5,517,748
INDUSTRIAL CONGLOMERATES — 1.84%
3M Co.	1,791,501	393,270,300
General Electric Co.	4,670,404	62,957,046
Honeywell International Inc.	1,354,971	195,806,859
Roper Technologies Inc.	293,406	82,356,130

		734,390,335
INSURANCE — 1.13%
Allstate Corp. (The)	303,311	28,753,883
American International Group Inc.	335,669	18,267,107
Aon PLC	767,264	107,670,157
Arch Capital Group Ltd.[b]	52,533	4,496,299
Arthur J Gallagher & Co.	381,204	26,200,151
Aspen Insurance Holdings Ltd.	58,641	2,630,049
Assurant Inc.	34,138	3,120,555
Erie Indemnity Co. Class A NVS	55,571	6,537,372
Marsh & McLennan Companies Inc.	1,570,847	129,736,254
Progressive Corp. (The)	1,785,849	108,811,780
RenaissanceRe Holdings Ltd.	8,748	1,211,685
XL Group Ltd.	245,510	13,566,883

		451,002,175
INTERNET & DIRECT MARKETING RETAIL — 6.42%
Amazon.com Inc.[b]	1,243,400	1,799,622,556
Booking Holdings Inc.[b]	151,599	315,385,044
Expedia Group Inc.	378,977	41,842,851
Liberty Expedia Holdings Inc. Class Aa,b	28,153	1,105,850
Liberty Interactive Corp. QVC Group Series Ab	843,561	21,232,430
Netflix Inc.[b]	1,266,942	374,191,320
TripAdvisor Inc.[a,b]	159,007	6,501,796
Wayfair Inc. Class Aa,b	117,563	7,939,029

		2,567,820,876

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 8.04%
Alphabet Inc. Class Aa,b	919,656	$953,812,024
Alphabet Inc. Class C NVS[b]	934,213	963,911,631
Facebook Inc. Class Ab	7,306,509	1,167,507,073
GoDaddy Inc. Class Aa,b	388,653	23,871,067
IAC/InterActiveCorp.[b]	214,117	33,483,617
LogMeIn Inc.	99,446	11,490,986
Match Group Inc.[a,b]	112,014	4,977,902
Pandora Media Inc.[a,b]	770,707	3,876,656
Twitter Inc.[a,b]	129,219	3,748,643
VeriSign Inc.[a,b]	261,970	31,059,163
Zillow Group Inc. Class Aa,b	112,201	6,058,854
Zillow Group Inc. Class C NVS[a,b]	232,460	12,506,348

		3,216,303,964
IT SERVICES — 7.94%
Accenture PLC Class A	1,915,223	293,986,730
Alliance Data Systems Corp.	148,880	31,690,597
Automatic Data Processing Inc.	1,383,494	156,998,899
Black Knight Inc.[b]	391,399	18,434,893
Booz Allen Hamilton Holding Corp.	411,723	15,941,915
Broadridge Financial Solutions Inc.	363,179	39,837,105
Cognizant Technology Solutions Corp. Class A	1,805,601	145,350,880
CoreLogic Inc./U.S.[b]	151,377	6,846,782
CSRA Inc.	494,676	20,395,491
DST Systems Inc.	19,170	1,603,571
DXC Technology Co.	872,996	87,762,288
Euronet Worldwide Inc.[a,b]	153,761	12,134,818
Fidelity National Information Services Inc.	578,157	55,676,519
First Data Corp. Class Aa,b	1,465,588	23,449,408
Fiserv Inc.[b]	1,281,531	91,385,976
FleetCor Technologies Inc.[b]	275,076	55,702,890
Gartner Inc.[a,b]	268,605	31,593,320
Genpact Ltd.	466,761	14,931,684
Global Payments Inc.	469,466	52,354,848
International Business Machines Corp.	1,796,961	275,707,726
Jack Henry & Associates Inc.	237,325	28,704,459
Mastercard Inc. Class A	2,864,003	501,658,765
Paychex Inc.	992,337	61,118,036
PayPal Holdings Inc.[b]	3,496,708	265,295,236
Sabre Corp.	532,901	11,430,726
Square Inc. Class Aa,b	747,529	36,778,427
Switch Inc. Class Aa	81,119	1,290,603
Total System Services Inc.	561,417	48,427,830
Visa Inc. Class A	5,621,356	672,426,605
Western Union Co. (The)	1,415,181	27,213,931
WEX Inc.[b]	95,993	15,034,424
Worldpay Inc. Class Ab	885,463	72,820,477

		3,173,985,859
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	221,977	13,183,214
Hasbro Inc.	263,535	22,216,000

Security	Shares	Value
Mattel Inc.[a]	199,770	$2,626,976
Polaris Industries Inc.	180,527	20,673,952

		58,700,142
LIFE SCIENCES TOOLS & SERVICES — 1.02%
Agilent Technologies Inc.	239,925	16,050,983
Bio-Techne Corp.	113,257	17,106,337
Bruker Corp.[a]	116,203	3,476,794
Charles River Laboratories International Inc.[b]	144,227	15,394,790
Illumina Inc.[b]	449,101	106,176,458
IQVIA Holdings Inc.[a,b]	322,429	31,633,509
Mettler-Toledo International Inc.[a,b]	77,049	44,305,486
PerkinElmer Inc.	66,046	5,001,003
QIAGEN NVb	225,974	7,301,220
Thermo Fisher Scientific Inc.	554,747	114,533,066
Waters Corp.[b]	235,608	46,803,529

		407,783,175
MACHINERY — 2.43%
Allison Transmission Holdings Inc.	384,189	15,006,422
Caterpillar Inc.	1,589,428	234,249,899
Cummins Inc.	156,943	25,438,891
Deere & Co.	997,883	154,991,187
Donaldson Co. Inc.	374,154	16,855,638
Dover Corp.	50,708	4,980,540
Fortive Corp.[a]	858,216	66,528,904
Gardner Denver Holdings Inc.[a,b]	228,087	6,997,709
Gates Industrial Corp. PLC[b]	108,453	1,899,012
Graco Inc.	516,065	23,594,492
IDEX Corp.	218,129	31,085,564
Illinois Tool Works Inc.	941,491	147,493,980
Ingersoll-Rand PLC	386,024	33,008,912
Lincoln Electric Holdings Inc.	180,079	16,198,106
Middleby Corp. (The)[a,b]	169,299	20,957,523
Nordson Corp.	176,237	24,028,153
Parker-Hannifin Corp.	353,330	60,430,030
Snap-on Inc.	23,287	3,435,764
Stanley Black & Decker Inc.	47,764	7,317,445
Toro Co. (The)	323,089	20,176,908
WABCO Holdings Inc.[b]	157,045	21,023,614
Wabtec Corp./DEa	84,100	6,845,740
Welbilt Inc.[a,b]	393,950	7,662,327
Xylem Inc./NY	286,342	22,025,427

		972,232,187
MEDIA — 2.80%
AMC Networks Inc. Class Aa,b	150,841	7,798,480
Cable One Inc.	14,606	10,035,929
CBS Corp. Class B NVS	1,027,271	52,791,457
Charter Communications Inc. Class Ab	366,744	114,138,068
Comcast Corp. Class A	13,263,736	453,221,859
Discovery Communications Inc. Class C NVS[b]	153,135	2,989,195
DISH Network Corp. Class Ab	521,957	19,776,951
GCI Liberty Inc. Class Ab	48,058	2,540,346
Interpublic Group of Companies Inc. (The)	1,019,623	23,481,918
Lions Gate Entertainment Corp. Class Aa	102,797	2,655,246

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Lions Gate Entertainment Corp. Class B NVS	208,766	$5,027,085
Live Nation Entertainment Inc.[a,b]	410,403	17,294,382
Madison Square Garden Co. (The) Class Aa,b	5,572	1,369,598
Omnicom Group Inc.	713,859	51,876,133
Sirius XM Holdings Inc.[a]	4,151,004	25,902,265
Twenty-First Century Fox Inc. Class A NVS	163,202	5,987,881
Twenty-First Century Fox Inc. Class B	68,569	2,493,855
Walt Disney Co. (The)	3,173,717	318,768,135

		1,118,148,783
METALS & MINING — 0.09%
Freeport-McMoRan Inc.[b]	822,750	14,455,718
Royal Gold Inc.	73,869	6,343,131
Southern Copper Corp.	224,397	12,157,829
Steel Dynamics Inc.	91,703	4,055,107

		37,011,785
MULTILINE RETAIL — 0.28%
Dollar General Corp.	320,754	30,006,537
Dollar Tree Inc.[b]	671,881	63,761,507
Nordstrom Inc.	359,757	17,415,836

		111,183,880
OIL, GAS & CONSUMABLE FUELS — 0.61%
Antero Resources Corp.[a,b]	348,579	6,919,293
Apache Corp.	60,807	2,339,853
Cabot Oil & Gas Corp.	995,234	23,865,711
Cheniere Energy Inc.[a,b]	413,959	22,126,109
Chesapeake Energy Corp.[a,b]	222,503	671,959
Cimarex Energy Co.	268,055	25,063,143
Continental Resources Inc./OKa,b	121,305	7,150,930
Devon Energy Corp.	115,808	3,681,536
Diamondback Energy Inc.[a,b]	68,554	8,673,452
EOG Resources Inc.	166,528	17,530,403
EQT Corp.	97,301	4,622,771
Gulfport Energy Corp.[a,b]	48,337	466,452
Laredo Petroleum Inc.[a,b]	496,789	4,327,032
Newfield Exploration Co.[b]	609,889	14,893,489
ONEOK Inc.	1,194,695	68,002,039
Parsley Energy Inc. Class Aa,b	481,220	13,950,568
RSP Permian Inc.[a,b]	202,499	9,493,153
Williams Companies Inc. (The)	374,676	9,314,445

		243,092,338
PERSONAL PRODUCTS — 0.31%
Estee Lauder Companies Inc. (The) Class A	673,060	100,770,543
Herbalife Ltd.[b]	197,224	19,223,423
Nu Skin Enterprises Inc. Class A	45,957	3,387,491

		123,381,457

Security	Shares	Value
PHARMACEUTICALS — 1.78%
Akorn Inc.[b]	260,580	$4,875,452
Bristol-Myers Squibb Co.	2,503,717	158,360,100
Eli Lilly & Co.	3,017,083	233,431,712
Johnson & Johnson	1,274,896	163,377,922
Merck & Co. Inc.	462,610	25,198,367
Zoetis Inc.	1,520,223	126,953,823

		712,197,376
PROFESSIONAL SERVICES — 0.56%
CoStar Group Inc.[b]	109,337	39,654,343
Dun & Bradstreet Corp. (The)	45,790	5,357,430
Equifax Inc.	368,287	43,387,892
IHS Markit Ltd.[b]	673,942	32,510,962
Robert Half International Inc.	372,342	21,554,878
TransUnion[b]	555,872	31,562,412
Verisk Analytics Inc. Class Aa,b	468,782	48,753,328

		222,781,245
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Ab	395,426	18,672,016

		18,672,016
ROAD & RAIL — 1.23%
CSX Corp.	2,366,682	131,847,854
JB Hunt Transport Services Inc.	265,773	31,135,307
Landstar System Inc.	127,887	14,022,810
Old Dominion Freight Line Inc.[a]	116,345	17,099,225
Union Pacific Corp.	2,206,861	296,668,324

		490,773,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.07%
Advanced Micro Devices Inc.[a,b]	2,597,873	26,108,624
Analog Devices Inc.	1,145,025	104,346,128
Applied Materials Inc.	3,252,902	180,893,880
Broadcom Ltd.	1,248,419	294,189,937
Cavium Inc.[b]	206,911	16,424,595
Cypress Semiconductor Corp.	84,734	1,437,089
KLA-Tencor Corp.	485,016	52,871,594
Lam Research Corp.	502,203	102,027,561
Maxim Integrated Products Inc.	870,012	52,392,123
Microchip Technology Inc.[a]	701,134	64,055,602
Micron Technology Inc.[b]	2,546,215	132,759,650
Microsemi Corp.[b]	294,270	19,045,154
NVIDIA Corp.	1,789,960	414,536,836
NXP Semiconductors NVb	592,391	69,309,747
ON Semiconductor Corp.[a,b]	1,208,257	29,553,966
Qorvo Inc.[a,b]	202,117	14,239,143
Skyworks Solutions Inc.	562,449	56,391,137
Teradyne Inc.	559,663	25,582,196
Texas Instruments Inc.	3,049,594	316,822,321
Versum Materials Inc.	29,984	1,128,298
Xilinx Inc.	745,332	53,842,784

		2,027,958,365

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
SOFTWARE — 9.80%
Activision Blizzard Inc.	2,284,029	$154,080,596
Adobe Systems Inc.[b]	1,525,436	329,616,211
ANSYS Inc.[b]	264,126	41,385,903
Atlassian Corp. PLC Class Aa,b	282,487	15,231,699
Autodesk Inc.[b]	524,677	65,888,938
Cadence Design Systems Inc.[a,b]	859,939	31,619,957
CDK Global Inc.	385,514	24,418,457
Citrix Systems Inc.[b]	467,754	43,407,571
Dell Technologies Inc. Class Vb	618,098	45,250,955
Electronic Arts Inc.[b]	924,434	112,078,378
Fortinet Inc.[b]	450,942	24,161,472
Guidewire Software Inc.[a,b]	89,179	7,208,339
Intuit Inc.	751,816	130,327,304
Manhattan Associates Inc.[a,b]	207,723	8,699,439
Microsoft Corp.	23,175,031	2,115,185,079
Oracle Corp.	730,603	33,425,087
PTC Inc.[b]	351,477	27,418,721
Red Hat Inc.[a,b]	546,427	81,696,301
salesforce.com Inc.[a,b]	2,118,729	246,408,183
ServiceNow Inc.[b]	523,730	86,651,128
Splunk Inc.[b]	434,994	42,799,060
SS&C Technologies Holdings Inc.[a]	485,339	26,033,584
Symantec Corp.	1,917,415	49,565,178
Synopsys Inc.[b]	35,743	2,975,247
Tableau Software Inc. Class Aa,b	197,465	15,959,121
Take-Two Interactive Software Inc.[b]	344,266	33,662,329
Tyler Technologies Inc.[a,b]	107,881	22,758,576
Ultimate Software Group Inc. (The)[a,b]	87,143	21,236,749
VMware Inc. Class Aa,b	208,332	25,264,422
Workday Inc. Class Aa,b	421,322	53,554,239

		3,917,968,223
SPECIALTY RETAIL — 3.46%
Advance Auto Parts Inc.[a]	58,198	6,899,373
AutoZone Inc.[b]	72,345	46,929,478
Burlington Stores Inc.[b]	118,054	15,718,890
CarMax Inc.[a,b]	555,544	34,410,395
Dick’s Sporting Goods Inc.	194,942	6,832,717
Floor & Decor Holdings Inc. Class Aa,b	90,789	4,731,923
Foot Locker Inc.	28,009	1,275,530
Gap Inc. (The)	41,246	1,286,875
Home Depot Inc. (The)	3,643,585	649,432,590
L Brands Inc.	117,580	4,492,732
Lowe’s Companies Inc.	2,573,896	225,859,374
Michaels Companies Inc. (The)[a,b]	255,013	5,026,306
O’Reilly Automotive Inc.[b]	257,851	63,787,180
Ross Stores Inc.	1,166,943	90,998,215
Sally Beauty Holdings Inc.[a,b]	145,717	2,397,045
TJX Companies Inc. (The)	1,965,247	160,285,545
Tractor Supply Co.	386,839	24,378,594

Security	Shares	Value
Ulta Salon Cosmetics & Fragrance Inc.[b]	179,346	$36,635,008
Williams-Sonoma Inc.	51,677	2,726,479

		1,384,104,249
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.75%
Apple Inc.	15,689,307	2,632,351,928
NCR Corp.[a,b]	370,096	11,665,426
NetApp Inc.	705,454	43,519,457
Western Digital Corp.	132,591	12,234,172

		2,699,770,983
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
Carter’s Inc.	142,646	14,849,449
Hanesbrands Inc.	1,116,300	20,562,246
Lululemon Athletica Inc.[b]	296,907	26,460,352
Michael Kors Holdings Ltd.[b]	34,908	2,167,089
NIKE Inc. Class B	4,023,116	267,295,827
Skechers U.S.A. Inc. Class Ab	173,086	6,731,315
Tapestry Inc.	145,514	7,655,491
Under Armour Inc. Class Aa,b	410,627	6,713,751
Under Armour Inc. Class C NVS[a,b]	416,741	5,980,233
VF Corp.	743,225	55,087,837

		413,503,590
TOBACCO — 1.03%
Altria Group Inc.	5,897,928	367,558,873
Philip Morris International Inc.	432,623	43,002,726

		410,561,599
TRADING COMPANIES & DISTRIBUTORS — 0.47%
Air Lease Corp.	18,041	768,907
Fastenal Co.	894,168	48,812,631
HD Supply Holdings Inc.[a,b]	576,624	21,877,115
MSC Industrial Direct Co. Inc. Class A	53,441	4,901,074
United Rentals Inc.[b]	261,266	45,128,476
Univar Inc.[a,b]	350,209	9,718,300
Watsco Inc.	92,676	16,771,576
WW Grainger Inc.	147,435	41,616,477

		189,594,556
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[a,b]	577,083	35,225,146

		35,225,146

TOTAL COMMON STOCKS
(Cost: $27,306,680,831)		39,905,034,664

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	699,061,392	$699,061,392
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	42,404,206	42,404,206

		741,465,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $741,468,102)		741,465,598

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $28,048,148,933)		40,646,500,262
Other Assets, Less Liabilities — (1.68)%		(671,122,794)

NET ASSETS — 100.00%		$39,975,377,468

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.13%
Arconic Inc.	1,273,185	$29,334,182
General Dynamics Corp.	451,344	99,701,890
Harris Corp.	264,144	42,601,144
Hexcel Corp.	88,848	5,738,692
Huntington Ingalls Industries Inc.	21,807	5,620,972
L3 Technologies Inc.	231,021	48,052,368
Lockheed Martin Corp.	73,861	24,959,848
Orbital ATK Inc.	169,260	22,445,569
Raytheon Co.	547,084	118,071,669
Spirit AeroSystems Holdings Inc. Class A	345,190	28,892,403
Teledyne Technologies Inc.[a]	102,896	19,259,044
Textron Inc.	789,548	46,559,646
United Technologies Corp.	2,230,365	280,624,524

		771,861,951
AIR FREIGHT & LOGISTICS — 0.06%
Expeditors International of Washington Inc.	157,069	9,942,468
XPO Logistics Inc.[a,b]	95,463	9,719,088

		19,661,556
AIRLINES — 0.67%
Alaska Air Group Inc.	63,030	3,905,339
American Airlines Group Inc.	731,552	38,011,442
Copa Holdings SA Class A NVS	87,779	11,291,013
Delta Air Lines Inc.	1,955,432	107,177,228
JetBlue Airways Corp.[a]	969,117	19,692,457
Spirit Airlines Inc.[a,b]	196,408	7,420,294
United Continental Holdings Inc.[a]	803,144	55,794,414

		243,292,187
AUTO COMPONENTS — 0.21%
Adient PLC	277,299	16,571,388
BorgWarner Inc.	566,182	28,439,322
Gentex Corp.	295,943	6,812,608
Goodyear Tire & Rubber Co. (The)	718,612	19,100,707
Lear Corp.	32,875	6,117,709

		77,041,734
AUTOMOBILES — 0.77%
Ford Motor Co.	11,638,154	128,950,746
General Motors Co.	3,917,726	142,370,163
Harley-Davidson Inc.	131,508	5,639,063

		276,959,972
BANKS — 12.84%
Associated Banc-Corp.	504,362	12,533,396
Bank of America Corp.	28,589,542	857,400,365
Bank of Hawaii Corp.	124,115	10,313,957
Bank of the Ozarks Inc.	192,278	9,281,259

Security	Shares	Value
BankUnited Inc.	316,078	$12,636,798
BB&T Corp.	2,353,319	122,466,721
BOK Financial Corp.	73,752	7,300,710
CIT Group Inc.	396,445	20,416,918
Citigroup Inc.	7,687,130	518,881,275
Citizens Financial Group Inc.	1,469,908	61,706,738
Comerica Inc.	517,267	49,621,423
Commerce Bancshares Inc./MO	276,627	16,572,724
Cullen/Frost Bankers Inc.	167,684	17,786,242
East West Bancorp. Inc.	398,864	24,944,955
F.N.B. Corp.	973,493	13,093,481
Fifth Third Bancorp.	2,080,687	66,061,812
First Hawaiian Inc.	156,645	4,359,430
First Horizon National Corp.	879,893	16,568,385
First Republic Bank/CA	91,138	8,440,290
Huntington Bancshares Inc./OH	3,188,480	48,146,048
JPMorgan Chase & Co.	10,325,411	1,135,485,448
KeyCorp	3,197,638	62,513,823
M&T Bank Corp.	422,328	77,860,390
PacWest Bancorp.	374,463	18,547,152
People’s United Financial Inc.	1,010,333	18,852,814
Pinnacle Financial Partners Inc.	142,327	9,137,393
PNC Financial Services Group Inc. (The)[c]	1,421,666	215,012,766
Popular Inc.	305,522	12,715,826
Prosperity Bancshares Inc.	195,688	14,212,819
Regions Financial Corp.	3,397,395	63,123,599
Signature Bank/New York NYa	67,758	9,618,248
SunTrust Banks Inc.	1,405,959	95,661,450
SVB Financial Group[a]	41,577	9,978,896
Synovus Financial Corp.	349,415	17,449,785
TCF Financial Corp.	484,293	11,046,723
U.S. Bancorp.	4,657,961	235,227,031
Webster Financial Corp.	270,134	14,965,424
Wells Fargo & Co.	13,231,744	693,475,703
Western Alliance Bancorp.[a]	130,568	7,587,306
Zions BanCorp.	580,284	30,598,375

		4,651,603,898
BEVERAGES — 0.63%
Brown-Forman Corp. Class A	44	2,346
Brown-Forman Corp. Class B NVS	39,549	2,151,466
Coca-Cola Co. (The)	2,894,569	125,711,132
Molson Coors Brewing Co. Class B	518,827	39,083,238
PepsiCo Inc.	555,144	60,593,967

		227,542,149
BIOTECHNOLOGY — 1.08%
Agios Pharmaceuticals Inc.[a,b]	13,556	1,108,610
Alexion Pharmaceuticals Inc.[a]	124,100	13,832,186
Alnylam Pharmaceuticals Inc.[a]	31,780	3,784,998
Amgen Inc.	1,533,956	261,508,819
Biogen Inc.[a]	38,983	10,674,325
Gilead Sciences Inc.	1,107,962	83,529,255
Intrexon Corp.[a,b]	64,908	995,040

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
OPKO Health Inc.[a,b]	869,389	$2,755,963
United Therapeutics Corp.[a,b]	126,609	14,225,787

		392,414,983
BUILDING PRODUCTS — 0.41%
Fortune Brands Home & Security Inc.	25,270	1,488,150
Johnson Controls International PLC	2,759,476	97,243,934
Lennox International Inc.	7,349	1,501,915
Masco Corp.	321,866	13,016,261
Owens Corning	330,831	26,598,813
USG Corp.[a,b]	248,056	10,026,424

		149,875,497
CAPITAL MARKETS — 4.33%
Affiliated Managers Group Inc.	166,816	31,624,977
Ameriprise Financial Inc.	42,748	6,324,139
Bank of New York Mellon Corp. (The)	2,935,846	151,284,144
BGC Partners Inc. Class A	503,424	6,771,053
BlackRock Inc.[c]	371,546	201,273,899
Charles Schwab Corp. (The)	725,574	37,889,474
CME Group Inc.	1,012,331	163,734,416
E*TRADE Financial Corp.[a]	799,473	44,298,799
Federated Investors Inc. Class B	194,580	6,498,972
Franklin Resources Inc.	983,328	34,101,815
Goldman Sachs Group Inc. (The)	1,051,221	264,760,521
Interactive Brokers Group Inc. Class A	210,617	14,161,887
Intercontinental Exchange Inc.	901,402	65,369,673
Invesco Ltd.	1,021,455	32,696,775
Lazard Ltd. Class A	28,691	1,507,999
Legg Mason Inc.	194,950	7,924,718
Morgan Stanley	3,813,198	205,760,164
Morningstar Inc.	22	2,101
Nasdaq Inc.	340,033	29,317,645
Northern Trust Corp.	623,864	64,339,094
Raymond James Financial Inc.	289,397	25,874,986
State Street Corp.	1,046,165	104,334,036
T Rowe Price Group Inc.	593,847	64,117,661
TD Ameritrade Holding Corp.	94,637	5,605,350

		1,569,574,298
CHEMICALS — 1.72%
Air Products & Chemicals Inc.	638,611	101,558,307
Albemarle Corp.	267,286	24,788,104
Ashland Global Holdings Inc.	188,052	13,124,149
Cabot Corp.	180,060	10,032,943
Celanese Corp. Series A	165,727	16,607,503
CF Industries Holdings Inc.	695,406	26,237,668
DowDuPont Inc.	3,648,060	232,417,903
Eastman Chemical Co.	430,313	45,432,447
Huntsman Corp.	317,409	9,284,213
LyondellBasell Industries NV Class A	546,524	57,756,656
Mosaic Co. (The)	1,051,971	25,541,856
Olin Corp.	485,770	14,762,550
Platform Specialty Products Corp.[a,b]	353,724	3,406,362
PPG Industries Inc.	56,179	6,269,576
Praxair Inc.	103,035	14,867,951

Security	Shares	Value
RPM International Inc.	32,611	$1,554,566
Scotts Miracle-Gro Co. (The)	7,418	636,094
Valvoline Inc.	592,454	13,111,007
Westlake Chemical Corp.	55,611	6,181,163

		623,571,018
COMMERCIAL SERVICES & SUPPLIES — 0.24%
ADT Inc.	109,565	868,851
Clean Harbors Inc.[a]	45,652	2,228,274
Pitney Bowes Inc.	579,198	6,307,466
Republic Services Inc.	674,094	44,645,246
Stericycle Inc.[a]	243,983	14,280,325
Waste Management Inc.	222,951	18,754,638

		87,084,800
COMMUNICATIONS EQUIPMENT — 2.05%
ARRIS International PLC[a]	518,274	13,770,540
Cisco Systems Inc.	14,817,336	635,515,541
CommScope Holding Co. Inc.[a]	278,699	11,139,599
EchoStar Corp. Class Aa,b	145,579	7,682,204
Juniper Networks Inc.	1,095,515	26,653,880
Motorola Solutions Inc.	444,593	46,815,643

		741,577,407
CONSTRUCTION & ENGINEERING — 0.23%
AECOM[a,b]	478,388	17,044,964
Fluor Corp.	412,611	23,609,601
Jacobs Engineering Group Inc.	369,057	21,829,722
Quanta Services Inc.[a]	336,425	11,556,199
Valmont Industries Inc.	67,725	9,908,168

		83,948,654
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	17,497	3,627,128
Vulcan Materials Co.	26,633	3,040,690

		6,667,818
CONSUMER FINANCE — 1.55%
Ally Financial Inc.	1,310,349	35,575,975
American Express Co.	2,154,006	200,925,680
Capital One Financial Corp.	1,346,400	129,012,048
Credit Acceptance Corp.[a,b]	3,080	1,017,663
Discover Financial Services	1,081,319	77,779,276
Navient Corp.	774,472	10,161,072
OneMain Holdings Inc.[a]	208,135	6,231,562
Santander Consumer USA Holdings Inc.	457,906	7,463,868
SLM Corp.[a]	1,305,301	14,632,424
Synchrony Financial	2,304,372	77,265,593

		560,065,161

SCHEDULES OF INVESTMENTS	21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
CONTAINERS & PACKAGING — 0.37%
AptarGroup Inc.	142,264	$12,779,575
Ardagh Group SA	88	1,644
Avery Dennison Corp.	12,297	1,306,556
Ball Corp.	456,836	18,140,958
Bemis Co. Inc.	265,795	11,567,398
Crown Holdings Inc.[a]	110,164	5,590,823
Graphic Packaging Holding Co.	270,047	4,145,222
International Paper Co.	110,693	5,914,327
Owens-Illinois Inc.[a]	103,950	2,251,557
Sealed Air Corp.	260,582	11,150,304
Sonoco Products Co.	296,750	14,392,375
WestRock Co.	749,654	48,105,297

		135,346,036
DISTRIBUTORS — 0.15%
Genuine Parts Co.	268,701	24,140,098
LKQ Corp.[a]	785,574	29,812,533

		53,952,631
DIVERSIFIED CONSUMER SERVICES — 0.06%
Graham Holdings Co. Class B	12,219	7,358,893
H&R Block Inc.[b]	530,582	13,482,088

		20,840,981
DIVERSIFIED FINANCIAL SERVICES — 3.28%
Berkshire Hathaway Inc. Class Ba	5,751,145	1,147,238,405
Leucadia National Corp.	728,474	16,558,214
Voya Financial Inc.[b]	501,325	25,316,912

		1,189,113,531
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.75%
AT&T Inc.	18,392,279	655,684,746
CenturyLink Inc.	2,871,574	47,179,961
Verizon Communications Inc.	6,110,583	292,208,079

		995,072,786
ELECTRIC UTILITIES — 3.51%
Alliant Energy Corp.	690,321	28,206,516
American Electric Power Co. Inc.	1,471,831	100,952,888
Avangrid Inc.	174,496	8,920,236
Duke Energy Corp.	2,094,071	162,227,680
Edison International	948,286	60,367,887
Entergy Corp.	534,407	42,100,583
Eversource Energy	946,987	55,796,474
Exelon Corp.	2,867,137	111,847,014
FirstEnergy Corp.	1,332,213	45,308,564
Great Plains Energy Inc.	634,850	20,181,882
Hawaiian Electric Industries Inc.	330,307	11,355,955
NextEra Energy Inc.	1,397,863	228,312,964
OGE Energy Corp.	588,997	19,301,432
PG&E Corp.	1,527,923	67,121,657
Pinnacle West Capital Corp.	331,673	26,467,505

Security	Shares	Value
PPL Corp.	2,045,337	$57,862,584
Southern Co. (The)	2,976,500	132,930,490
Westar Energy Inc.	417,900	21,977,361
Xcel Energy Inc.	1,516,879	68,987,657

		1,270,227,329
ELECTRICAL EQUIPMENT — 0.82%
Acuity Brands Inc.[b]	41,228	5,738,525
AMETEK Inc.	570,125	43,312,396
Eaton Corp. PLC	1,314,465	105,038,898
Emerson Electric Co.	1,622,212	110,797,080
Hubbell Inc.	60,435	7,359,774
Regal Beloit Corp.	131,290	9,630,122
Sensata Technologies Holding PLC NVS[a,b]	252,958	13,110,813

		294,987,608
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Arrow Electronics Inc.[a]	261,108	20,110,538
Avnet Inc.	357,697	14,937,427
Corning Inc.	2,407,503	67,121,184
Dolby Laboratories Inc. Class A	172,145	10,941,536
FLIR Systems Inc.	188,342	9,418,983
Jabil Inc.	512,461	14,723,005
Keysight Technologies Inc.[a]	561,268	29,404,830
National Instruments Corp.	63,428	3,207,554
Trimble Inc.[a]	144,765	5,194,168

		175,059,225
ENERGY EQUIPMENT & SERVICES — 1.24%
Baker Hughes a GE Co.	1,279,662	35,536,214
Halliburton Co.	837,263	39,301,125
Helmerich & Payne Inc.	312,425	20,795,008
Nabors Industries Ltd.	921,136	6,438,740
National Oilwell Varco Inc.	1,134,632	41,765,804
Oceaneering International Inc.	289,707	5,371,168
Patterson-UTI Energy Inc.	633,723	11,096,490
RPC Inc.[b]	66	1,190
Schlumberger Ltd.	4,156,044	269,228,530
Transocean Ltd.[a,b]	1,272,591	12,598,651
Weatherford International PLC[a,b]	2,740,424	6,275,571

		448,408,491
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.37%
Alexandria Real Estate Equities Inc.[b]	299,057	37,349,229
American Campus Communities Inc.	405,913	15,676,360
American Homes 4 Rent Class Ab	729,983	14,658,059
Apartment Investment & Management Co. Class A	459,532	18,725,929
Apple Hospitality REIT Inc.	640,649	11,256,203
AvalonBay Communities Inc.	411,009	67,594,540
Boston Properties Inc.	392,553	48,370,381
Brandywine Realty Trust	532,723	8,459,641
Brixmor Property Group Inc.	927,090	14,138,123

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
Camden Property Trust	268,987	$22,643,326
Colony NorthStar Inc. Class Ab	1,648,632	9,265,312
Columbia Property Trust Inc.	343,151	7,020,870
CoreCivic Inc.	364,716	7,119,256
Corporate Office Properties Trust[b]	293,581	7,583,197
CubeSmart[b]	183,053	5,162,095
CyrusOne Inc.	26,871	1,376,064
DCT Industrial Trust Inc.[b]	278,213	15,674,520
DDR Corp.	912,368	6,687,657
Digital Realty Trust Inc.	143,924	15,166,711
Douglas Emmett Inc.	91,008	3,345,454
Duke Realty Corp.	1,060,588	28,084,370
Empire State Realty Trust Inc. Class A	397,379	6,671,993
EPR Properties	191,660	10,617,964
Equity Commonwealth[a]	367,705	11,277,512
Equity Residential	1,064,196	65,575,758
Essex Property Trust Inc.	195,919	47,153,785
Extra Space Storage Inc.[b]	54,637	4,773,088
Federal Realty Investment Trust	133,157	15,460,859
Forest City Realty Trust Inc. Class A	764,369	15,486,116
Gaming and Leisure Properties Inc.	415,176	13,895,941
GGP Inc.	1,852,108	37,894,130
HCP Inc.[b]	1,400,007	32,522,163
Healthcare Trust of America Inc. Class A	604,351	15,985,084
Highwoods Properties Inc.	303,221	13,287,144
Hospitality Properties Trust[b]	481,858	12,210,282
Host Hotels & Resorts Inc.[b]	2,174,863	40,539,446
Hudson Pacific Properties Inc.	424,914	13,822,452
Invitation Homes Inc.[b]	865,287	19,754,502
Iron Mountain Inc.[b]	95,980	3,153,903
JBG SMITH Properties	263,064	8,867,887
Kilroy Realty Corp.[b]	284,236	20,169,387
Kimco Realty Corp.[b]	1,213,637	17,476,373
Lamar Advertising Co. Class Ab	25,992	1,654,651
Liberty Property Trust	434,022	17,243,694
Life Storage Inc.	139,794	11,675,595
Macerich Co. (The)[b]	408,015	22,857,000
Medical Properties Trust Inc.	1,096,763	14,257,919
Mid-America Apartment Communities Inc.	338,028	30,841,675
National Retail Properties Inc.	461,817	18,130,935
Omega Healthcare Investors Inc.[b]	574,105	15,523,799
Outfront Media Inc.[b]	370,045	6,934,643
Paramount Group Inc.	614,864	8,755,663
Park Hotels & Resorts Inc.	531,870	14,371,127
Piedmont Office Realty Trust Inc. Class Ab	406,001	7,141,558
Prologis Inc.	1,573,750	99,130,513
Rayonier Inc.[b]	389,892	13,716,401
Realty Income Corp.[b]	841,104	43,510,310
Regency Centers Corp.	444,794	26,233,950
Retail Properties of America Inc. Class A	638,684	7,447,055
Senior Housing Properties Trust[b]	687,084	10,759,736
Simon Property Group Inc.	88,799	13,706,126
SL Green Realty Corp.	270,012	26,145,262
Spirit Realty Capital Inc.[b]	1,354,169	10,508,351
STORE Capital Corp.	518,405	12,866,812
Sun Communities Inc.	231,568	21,158,368
Tanger Factory Outlet Centers Inc.[b]	240,482	5,290,604
Taubman Centers Inc.[b]	93,885	5,342,995
UDR Inc.	791,591	28,196,471
Uniti Group Inc.	510,027	8,287,939

Security	Shares	Value
Ventas Inc.[b]	1,058,606	$52,432,755
VEREIT Inc.	2,877,590	20,028,026
VICI Properties Inc.	664,362	12,171,112
Vornado Realty Trust	513,212	34,539,168
Weingarten Realty Investors	367,364	10,315,581
Welltower Inc.	1,110,285	60,432,813
Weyerhaeuser Co.	2,227,819	77,973,665
WP Carey Inc.[b]	310,968	19,276,906

		1,580,812,244
FOOD & STAPLES RETAILING — 2.13%
Casey’s General Stores Inc.	111,539	12,243,636
CVS Health Corp.	3,043,062	189,308,887
Kroger Co. (The)	1,205,670	28,863,740
Rite Aid Corp.[a,b]	1,657,967	2,785,384
U.S. Foods Holding Corp.[a]	615,625	20,174,031
Walgreens Boots Alliance Inc.	2,086,631	136,611,732
Walmart Inc.	4,292,145	381,872,141

		771,859,551
FOOD PRODUCTS — 1.96%
Archer-Daniels-Midland Co.	1,645,537	71,366,940
Bunge Ltd.	418,655	30,955,351
Campbell Soup Co.	181,650	7,867,262
Conagra Brands Inc.	1,141,742	42,107,445
Flowers Foods Inc.	539,018	11,782,934
General Mills Inc.	496,023	22,350,796
Hain Celestial Group Inc. (The)[a,b]	310,630	9,961,904
Hershey Co. (The)	39,168	3,876,065
Hormel Foods Corp.	803,627	27,580,479
Ingredion Inc.	212,735	27,425,796
JM Smucker Co. (The)	327,257	40,583,141
Kellogg Co.	50,764	3,300,168
Kraft Heinz Co. (The)	1,795,556	111,845,183
Lamb Weston Holdings Inc.	332,051	19,332,009
Mondelez International Inc. Class A	4,296,354	179,286,852
Pilgrim’s Pride Corp.[a]	66	1,624
Pinnacle Foods Inc.	348,520	18,854,932
Post Holdings Inc.[a,b]	191,271	14,490,691
Seaboard Corp.	714	3,045,210
TreeHouse Foods Inc.[a,b]	113,745	4,353,021
Tyson Foods Inc. Class A	831,718	60,873,440

		711,241,243
GAS UTILITIES — 0.17%
Atmos Energy Corp.	324,084	27,300,836
National Fuel Gas Co.	244,656	12,587,551
UGI Corp.	517,669	22,994,857

		62,883,244

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
Abbott Laboratories	5,054,904	$302,889,848
Baxter International Inc.	1,350,177	87,815,512
Cooper Companies Inc. (The)[b]	31,913	7,302,014
Danaher Corp.	1,831,211	179,293,869
DENTSPLY SIRONA Inc.	677,663	34,093,225
Hill-Rom Holdings Inc.	10,505	913,935
Hologic Inc.[a,b]	354,833	13,256,561
Medtronic PLC	3,757,792	301,450,074
STERIS PLC	247,290	23,086,994
Teleflex Inc.	112,401	28,660,007
Zimmer Biomet Holdings Inc.	602,669	65,715,028

		1,044,477,067
HEALTH CARE PROVIDERS & SERVICES — 2.41%
Acadia Healthcare Co. Inc.[a,b]	240,792	9,434,231
Aetna Inc.	645,410	109,074,290
Anthem Inc.	768,048	168,740,146
Brookdale Senior Living Inc.[a,b]	540,663	3,627,849
Cardinal Health Inc.	943,951	59,166,849
Centene Corp.[a]	446,232	47,688,814
Cigna Corp.	87,855	14,736,798
DaVita Inc.[a]	436,277	28,768,105
Envision Healthcare Corp.[a,b]	357,129	13,724,467
Express Scripts Holding Co.[a]	1,576,931	108,934,393
HCA Healthcare Inc.	786,124	76,254,028
Humana Inc.	23,805	6,399,498
Laboratory Corp. of America Holdings[a]	304,799	49,301,238
LifePoint Health Inc.[a,b]	83,598	3,929,106
McKesson Corp.	551,475	77,686,283
MEDNAX Inc.[a]	269,118	14,971,034
Patterson Companies Inc.	205,330	4,564,486
Premier Inc. Class Aa,b	113,776	3,562,327
Quest Diagnostics Inc.	407,601	40,882,380
Universal Health Services Inc. Class B	257,990	30,548,596
WellCare Health Plans Inc.[a]	9,540	1,847,230

		873,842,148
HOTELS, RESTAURANTS & LEISURE — 0.75%
Aramark	412,033	16,300,026
Carnival Corp.	1,216,066	79,749,608
Extended Stay America Inc.	248,378	4,910,433
Hilton Worldwide Holdings Inc.	74,408	5,860,374
Hyatt Hotels Corp. Class A	132,754	10,123,820
International Game Technology PLC	315,573	8,435,266
MGM Resorts International	1,381,559	48,382,196
Norwegian Cruise Line Holdings Ltd.[a]	596,386	31,590,567
Royal Caribbean Cruises Ltd.	512,418	60,332,095
Yum China Holdings Inc.	156,976	6,514,504

		272,198,889
HOUSEHOLD DURABLES — 0.63%
DR Horton Inc.	453,557	19,883,939
Garmin Ltd.	356,274	20,995,227
Leggett & Platt Inc.	75,974	3,370,206
Lennar Corp. Class A	762,905	44,965,621
Lennar Corp. Class Bb	37,526	1,789,615
Mohawk Industries Inc.[a]	173,041	40,183,581

Security	Shares	Value
Newell Brands Inc.	1,453,870	$37,044,607
PulteGroup Inc.	567,108	16,724,015
Tempur Sealy International Inc.[a,b]	83,668	3,789,324
Toll Brothers Inc.	225,855	9,768,229
Whirlpool Corp.	190,107	29,107,283

		227,621,647
HOUSEHOLD PRODUCTS — 2.06%
Clorox Co. (The)	56,553	7,527,770
Colgate-Palmolive Co.	2,166,146	155,269,345
Kimberly-Clark Corp.	154,752	17,042,838
Procter & Gamble Co. (The)	7,159,832	567,631,481

		747,471,434
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	1,948,775	22,157,572
NRG Energy Inc.	709,966	21,675,262
Vistra Energy Corp.[a]	711,950	14,829,918

		58,662,752
INDUSTRIAL CONGLOMERATES — 1.24%
Carlisle Companies Inc.	184,001	19,211,544
General Electric Co.	21,463,962	289,334,208
Honeywell International Inc.	933,862	134,952,398
Roper Technologies Inc.	15,990	4,488,233

		447,986,383
INSURANCE — 4.63%
Aflac Inc.	2,277,016	99,642,220
Alleghany Corp.	44,130	27,115,237
Allstate Corp. (The)	768,717	72,874,372
American Financial Group Inc./OH	207,412	23,275,775
American International Group Inc.	2,365,014	128,704,062
American National Insurance Co.	24,439	2,858,385
Arch Capital Group Ltd.[a,b]	316,306	27,072,631
Arthur J Gallagher & Co.	170,215	11,698,877
Aspen Insurance Holdings Ltd.	117,696	5,278,666
Assurant Inc.	124,203	11,353,396
Assured Guaranty Ltd.	345,321	12,500,620
Athene Holding Ltd. Class A NVS[a]	351,172	16,789,533
Axis Capital Holdings Ltd.	239,249	13,773,565
Brighthouse Financial Inc.[a]	253,163	13,012,578
Brown & Brown Inc.	687,490	17,489,746
Chubb Ltd.	1,389,725	190,072,688
Cincinnati Financial Corp.	459,076	34,090,984
CNA Financial Corp.	79,480	3,922,338
Erie Indemnity Co. Class A NVS	17,887	2,104,227
Everest Re Group Ltd.	121,615	31,233,164
First American Financial Corp.	316,914	18,596,514
FNF Group	780,549	31,237,571
Hanover Insurance Group Inc. (The)	125,256	14,766,430
Hartford Financial Services Group Inc. (The)	1,058,585	54,538,299

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
Lincoln National Corp.	652,555	$47,675,668
Loews Corp.	821,818	40,869,009
Markel Corp.[a,b]	40,690	47,617,473
Mercury General Corp.	80,436	3,689,599
MetLife Inc.	2,702,760	124,029,656
Old Republic International Corp.	715,064	15,338,123
Principal Financial Group Inc.	795,710	48,466,696
ProAssurance Corp.	162,248	7,877,140
Prudential Financial Inc.	1,266,539	131,150,113
Reinsurance Group of America Inc.	192,451	29,637,454
RenaissanceRe Holdings Ltd.	108,048	14,965,729
Torchmark Corp.	340,251	28,638,927
Travelers Companies Inc. (The)	810,171	112,500,345
Unum Group	665,380	31,678,742
Validus Holdings Ltd.	227,501	15,344,942
White Mountains Insurance Group Ltd.[b]	10,977	9,028,802
Willis Towers Watson PLC	370,334	56,361,131
WR Berkley Corp.	281,202	20,443,385
XL Group Ltd.	512,064	28,296,657

		1,677,611,469
INTERNET & DIRECT MARKETING RETAIL — 0.07%
Liberty Expedia Holdings Inc. Class Aa	129,613	5,091,199
Liberty Interactive Corp. QVC Group Series Aa	510,079	12,838,688
TripAdvisor Inc.[a,b]	163,619	6,690,381

		24,620,268
INTERNET SOFTWARE & SERVICES — 0.60%
Akamai Technologies Inc.[a]	495,479	35,169,100
eBay Inc.[a]	2,828,497	113,818,719
LogMeIn Inc.	57,344	6,626,099
Twitter Inc.[a]	1,907,115	55,325,406
Zillow Group Inc. Class Aa,b	46,135	2,491,290
Zillow Group Inc. Class C NVS[a,b]	95,752	5,151,458

		218,582,072
IT SERVICES — 0.74%
Amdocs Ltd.	421,072	28,093,924
Booz Allen Hamilton Holding Corp.	31,050	1,202,256
Conduent Inc.[a,b]	578,441	10,782,140
CoreLogic Inc./U.S.[a,b]	94,329	4,266,501
DST Systems Inc.	157,656	13,187,924
Fidelity National Information Services Inc.	425,775	41,002,133
International Business Machines Corp.	792,130	121,536,506
Leidos Holdings Inc.	423,821	27,717,894
Sabre Corp.	151,538	3,250,490
Switch Inc. Class A	110	1,750
Teradata Corp.[a,b]	359,348	14,255,335
WEX Inc.[a]	23,236	3,639,222

		268,936,075
LEISURE PRODUCTS — 0.06%
Brunswick Corp./DE	42,442	2,520,630
Hasbro Inc.	85,762	7,229,737
Mattel Inc.[b]	846,176	11,127,214

		20,877,581

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Agilent Technologies Inc.	728,998	$48,769,966
Bio-Rad Laboratories Inc. Class Aa	61,942	15,490,455
Bruker Corp.[b]	183,826	5,500,074
IQVIA Holdings Inc.[a]	164,157	16,105,443
PerkinElmer Inc.	262,012	19,839,549
QIAGEN NVa	444,708	14,368,516
Thermo Fisher Scientific Inc.	654,239	135,074,184

		255,148,187
MACHINERY — 1.39%
AGCO Corp.	202,034	13,101,905
Caterpillar Inc.	159,555	23,515,216
Colfax Corp.[a,b]	272,141	8,681,298
Crane Co.	151,376	14,038,610
Cummins Inc.	318,132	51,566,016
Donaldson Co. Inc.	23,694	1,067,415
Dover Corp.	411,996	40,466,247
Flowserve Corp.	385,060	16,684,650
Fortive Corp.	86,331	6,692,379
Gates Industrial Corp. PLC[a]	27,750	485,902
IDEX Corp.	14,611	2,082,214
Ingersoll-Rand PLC	374,038	31,983,989
ITT Inc.	269,274	13,189,041
Oshkosh Corp.	219,982	16,998,009
PACCAR Inc.	1,023,912	67,752,257
Parker-Hannifin Corp.	54,729	9,360,301
Pentair PLC	494,423	33,685,039
Snap-on Inc.	148,611	21,926,067
Stanley Black & Decker Inc.	410,051	62,819,813
Terex Corp.	231,145	8,647,134
Timken Co. (The)	212,160	9,674,496
Trinity Industries Inc.	454,662	14,835,621
Wabtec Corp./DEb	176,579	14,373,531
Xylem Inc./NY	253,604	19,507,220

		503,134,370
MARINE — 0.04%
Kirby Corp.[a,b]	162,069	12,471,210

		12,471,210
MEDIA — 2.35%
Charter Communications Inc. Class Aa	173,107	53,874,360
Cinemark Holdings Inc.	322,667	12,154,866
Comcast Corp. Class A	1,036,012	35,400,530
Discovery Communications Inc. Class Aa,b	462,560	9,912,661
Discovery Communications Inc. Class C NVS[a]	721,997	14,093,374
DISH Network Corp. Class Aa,b	158,376	6,000,867
GCI Liberty Inc. Class Aa	242,027	12,793,547

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
Interpublic Group of Companies Inc. (The)	163,036	$3,754,719
John Wiley & Sons Inc. Class A	136,221	8,677,278
Liberty Broadband Corp. Class Aa	75,365	6,390,952
Liberty Broadband Corp. Class C NVS[a,b]	309,992	26,563,214
Liberty Media Corp.-Liberty Formula One Class Aa,b	72,990	2,137,877
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	565,399	17,442,559
Liberty Media Corp.-Liberty SiriusXM Class Aa	271,249	11,148,334
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	527,265	21,538,775
Lions Gate Entertainment Corp. Class Ab	66,735	1,723,765
Lions Gate Entertainment Corp. Class B NVS	117,801	2,836,648
Madison Square Garden Co. (The) Class Aa	51,369	12,626,500
News Corp. Class A NVS	1,124,404	17,765,583
News Corp. Class B	358,680	5,774,748
Sirius XM Holdings Inc.[b]	168,915	1,054,030
TEGNA Inc.	662,738	7,548,586
Time Warner Inc.	2,318,244	219,259,517
Tribune Media Co. Class A	236,186	9,567,895
Twenty-First Century Fox Inc. Class A NVS	2,955,559	108,439,460
Twenty-First Century Fox Inc. Class B	1,241,386	45,149,209
Viacom Inc. Class Ab	29,555	1,170,378
Viacom Inc. Class B NVS	1,048,809	32,576,008
Walt Disney Co. (The)	1,425,210	143,148,092

		850,524,332
METALS & MINING — 0.78%
Alcoa Corp.[a]	553,695	24,894,127
Freeport-McMoRan Inc.[a]	3,242,649	56,973,343
Newmont Mining Corp.	1,594,369	62,291,997
Nucor Corp.	952,921	58,213,944
Reliance Steel & Aluminum Co.	208,637	17,888,536
Royal Gold Inc.	125,139	10,745,686
Southern Copper Corp.	25,968	1,406,946
Steel Dynamics Inc.	597,661	26,428,570
Tahoe Resources Inc.	910,444	4,269,982
U.S. Steel Corp.[b]	513,558	18,072,106

		281,185,237
MORTGAGE REAL ESTATE INVESTMENT — 0.32%
AGNC Investment Corp.[b]	1,166,317	22,066,717
Annaly Capital Management Inc.	3,462,547	36,114,365
Chimera Investment Corp.	573,365	9,982,285
MFA Financial Inc.	1,207,109	9,089,531
New Residential Investment Corp.	986,244	16,223,714
Starwood Property Trust Inc.[b]	752,603	15,767,033
Two Harbors Investment Corp.	532,327	8,181,866

		117,425,511
MULTI-UTILITIES — 1.82%
Ameren Corp.	721,430	40,854,581
CenterPoint Energy Inc.	1,286,375	35,246,675
CMS Energy Corp.	840,863	38,082,685
Consolidated Edison Inc.	928,145	72,339,621
Dominion Energy Inc.	1,916,708	129,243,620
DTE Energy Co.	534,207	55,771,211
MDU Resources Group Inc.	573,538	16,150,830
NiSource Inc.	1,004,747	24,023,501

Security	Shares	Value
Public Service Enterprise Group Inc.	1,509,723	$75,848,484
SCANA Corp.	388,131	14,574,319
Sempra Energy	749,943	83,408,660
Vectren Corp.	245,417	15,687,055
WEC Energy Group Inc.	943,036	59,128,357

		660,359,599
MULTILINE RETAIL — 0.62%
Dollar General Corp.	503,316	47,085,212
Dollar Tree Inc.[a]	36,192	3,434,621
Kohl’s Corp.	498,535	32,659,028
Macy’s Inc.	902,940	26,853,435
Target Corp.	1,626,403	112,921,160

		222,953,456
OIL, GAS & CONSUMABLE FUELS — 9.46%
Anadarko Petroleum Corp.	1,634,836	98,760,443
Andeavor	465,700	46,830,792
Antero Resources Corp.[a,b]	363,007	7,205,689
Apache Corp.	1,077,770	41,472,590
Cabot Oil & Gas Corp.	415,619	9,966,544
Centennial Resource Development Inc./DE Class Aa,b	465,357	8,539,301
Cheniere Energy Inc.[a,b]	211,264	11,292,061
Chesapeake Energy Corp.[a,b]	2,492,686	7,527,912
Chevron Corp.	5,650,820	644,419,513
Cimarex Energy Co.	18,867	1,764,065
CNX Resources Corp.[a]	646,082	9,969,045
Concho Resources Inc.[a]	439,912	66,131,971
ConocoPhillips	3,521,470	208,787,956
CONSOL Energy Inc.[a]	71,271	2,064,721
Continental Resources Inc./OKa,b	150,310	8,860,774
Devon Energy Corp.	1,456,000	46,286,240
Diamondback Energy Inc.[a]	226,015	28,595,418
Energen Corp.[a]	286,706	18,022,339
EOG Resources Inc.	1,561,291	164,357,104
EQT Corp.	628,955	29,881,652
Extraction Oil & Gas Inc.[a,b]	383,625	4,396,342
Exxon Mobil Corp.	12,675,249	945,700,328
Gulfport Energy Corp.[a,b]	458,413	4,423,685
Hess Corp.	844,481	42,747,628
HollyFrontier Corp.	530,783	25,934,057
Kinder Morgan Inc./DE	5,679,371	85,531,327
Kosmos Energy Ltd.[a,b]	685,455	4,318,367
Marathon Oil Corp.	2,531,790	40,837,773
Marathon Petroleum Corp.	1,446,915	105,783,956
Murphy Oil Corp.	495,564	12,805,374
Noble Energy Inc.	1,436,374	43,522,132
Occidental Petroleum Corp.	2,282,239	148,254,245
Parsley Energy Inc. Class Aa,b	246,419	7,143,687
PBF Energy Inc. Class A	334,915	11,353,618
Phillips 66	1,267,160	121,545,987
Pioneer Natural Resources Co.	504,912	86,733,783
QEP Resources Inc.[a]	746,347	7,306,737
Range Resources Corp.[b]	695,649	10,114,736

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
RSP Permian Inc.[a]	201,786	$9,459,728
SM Energy Co.[b]	318,248	5,738,011
Southwestern Energy Co.[a]	1,728,748	7,485,479
Targa Resources Corp.	629,026	27,677,144
Valero Energy Corp.	1,306,173	121,173,669
Whiting Petroleum Corp.[a,b]	276,834	9,368,063
Williams Companies Inc. (The)	2,109,606	52,444,805
World Fuel Services Corp.	184,938	4,540,228
WPX Energy Inc.[a]	1,167,678	17,258,281

		3,424,335,300
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	191,647	8,152,663

		8,152,663
PERSONAL PRODUCTS — 0.12%
Coty Inc. Class A	1,393,909	25,508,535
Edgewell Personal Care Co.[a]	159,027	7,763,698
Nu Skin Enterprises Inc. Class A	116,151	8,561,490

		41,833,723
PHARMACEUTICALS — 6.51%
Akorn Inc.[a]	44	823
Allergan PLC	1,003,503	168,879,520
Bristol-Myers Squibb Co.	2,501,246	158,203,810
Endo International PLC[a]	625,155	3,713,421
Johnson & Johnson	6,828,708	875,098,930
Mallinckrodt PLC[a,b]	299,227	4,332,807
Merck & Co. Inc.	7,734,769	421,312,867
Mylan NVa	1,592,162	65,549,310
Perrigo Co. PLC	391,518	32,629,110
Pfizer Inc.	17,683,854	627,599,978

		2,357,320,576
PROFESSIONAL SERVICES — 0.24%
Dun & Bradstreet Corp. (The)	68,872	8,058,024
IHS Markit Ltd.[a]	488,446	23,562,635
ManpowerGroup Inc.	197,671	22,751,932
Nielsen Holdings PLC	1,064,511	33,840,805

		88,213,396
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
CBRE Group Inc. Class Aa	487,046	22,998,312
Howard Hughes Corp. (The)[a,b]	108,621	15,112,440
Jones Lang LaSalle Inc.	133,576	23,327,712
Realogy Holdings Corp.	387,814	10,579,566

		72,018,030
ROAD & RAIL — 0.64%
AMERCO	14,947	5,158,210
CSX Corp.	258,738	14,414,294
Genesee & Wyoming Inc. Class Aa,b	184,755	13,078,807
Kansas City Southern	306,500	33,669,025

Security	Shares	Value
Norfolk Southern Corp.	847,413	$115,061,737
Old Dominion Freight Line Inc.	70,888	10,418,409
Ryder System Inc.	156,794	11,413,035
Union Pacific Corp.	220,923	29,698,679

		232,912,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.21%
Cypress Semiconductor Corp.	909,637	15,427,443
First Solar Inc.[a]	239,297	16,985,301
Intel Corp.	14,091,662	733,893,757
Marvell Technology Group Ltd.	1,198,944	25,177,824
Micron Technology Inc.[a]	795,128	41,457,974
Microsemi Corp.[a]	69,805	4,517,780
NXP Semiconductors NVa	440,496	51,538,032
ON Semiconductor Corp.[a,b]	69,074	1,689,550
Qorvo Inc.[a]	178,640	12,585,188
QUALCOMM Inc.	4,417,786	244,789,522
Teradyne Inc.	31,669	1,447,590
Versum Materials Inc.	301,314	11,338,446
Xilinx Inc.	44,453	3,211,285

		1,164,059,692
SOFTWARE — 1.35%
Autodesk Inc.[a]	114,487	14,377,277
CA Inc.	940,069	31,868,339
FireEye Inc.[a,b]	522,664	8,848,702
Guidewire Software Inc.[a,b]	133,749	10,810,932
Nuance Communications Inc.[a]	871,016	13,718,502
Oracle Corp.	8,011,543	366,528,092
SS&C Technologies Holdings Inc.[b]	36,651	1,965,960
Synopsys Inc.[a]	407,202	33,895,495
Zynga Inc. Class Aa	2,227,996	8,154,465

		490,167,764
SPECIALTY RETAIL — 0.67%
Advance Auto Parts Inc.[b]	153,932	18,248,639
AutoNation Inc.[a,b]	171,577	8,026,372
AutoZone Inc.[a]	11,477	7,445,015
Bed Bath & Beyond Inc.	395,174	8,294,702
Best Buy Co. Inc.	751,698	52,611,343
Burlington Stores Inc.[a]	84,250	11,217,888
Dick’s Sporting Goods Inc.	42,857	1,502,138
Foot Locker Inc.	332,558	15,144,691
GameStop Corp. Class A	291,957	3,684,497
Gap Inc. (The)	660,957	20,621,858
L Brands Inc.	608,062	23,234,049
Michaels Companies Inc. (The)[a,b]	87,171	1,718,140
Murphy USA Inc.[a]	91,882	6,689,010
Penske Automotive Group Inc.	104,750	4,643,568
Sally Beauty Holdings Inc.[a,b]	224,646	3,695,427
Signet Jewelers Ltd.	180,229	6,942,421
Tiffany & Co.	322,084	31,454,723
Urban Outfitters Inc.[a]	230,858	8,532,512
Williams-Sonoma Inc.	198,595	10,477,872

		244,184,865

SCHEDULES OF INVESTMENTS	27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2018

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.79%
Hewlett Packard Enterprise Co.	4,679,562	$82,079,517
HP Inc.	4,918,516	107,813,871
NetApp Inc.	110,623	6,824,333
Western Digital Corp.	758,192	69,958,376
Xerox Corp.	677,510	19,498,738

		286,174,835
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Michael Kors Holdings Ltd.[a]	394,346	24,481,000
PVH Corp.	228,653	34,624,924
Ralph Lauren Corp.	162,586	18,177,115
Skechers U.S.A. Inc. Class Aa	229,350	8,919,422
Tapestry Inc.	706,484	37,168,123
Under Armour Inc. Class Aa,b	147,069	2,404,578
Under Armour Inc. Class C NVS[a,b]	149,064	2,139,068
VF Corp.	252,860	18,741,983

		146,656,213
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	1,403,338	18,285,494
TFS Financial Corp.	154,425	2,268,503

		20,553,997
TOBACCO — 1.16%
Philip Morris International Inc.	4,221,891	419,655,965

		419,655,965
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Air Lease Corp.	275,761	11,752,934
MSC Industrial Direct Co. Inc. Class A	80,602	7,392,009
WESCO International Inc.[a,b]	143,762	8,920,432
WW Grainger Inc.	7,696	2,172,350

		30,237,725
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	238,574	8,810,538

		8,810,538
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	530,709	43,587,130
Aqua America Inc.	524,913	17,878,537

		61,465,667
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	1,927,940	9,408,347
T-Mobile U.S. Inc.[a]	345,560	21,092,983
Telephone & Data Systems Inc.	298,537	8,367,992

Security	Shares	Value
U.S. Cellular Corp.[a,b]	36,495	$1,466,734

		40,336,056

TOTAL COMMON STOCKS
(Cost: $32,122,008,826)		36,115,726,871

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	353,837,224	353,837,224
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	37,607,284	37,607,284

		391,444,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $391,453,133)		391,444,508

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $32,513,461,959)		36,507,171,379
Other Assets, Less Liabilities — (0.80)%		(289,473,928)

NET ASSETS — 100.00%		$36,217,697,451

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.43%
AAR Corp.	646,682	$28,525,142
Aerojet Rocketdyne Holdings Inc.[a,b]	1,378,186	38,547,862
Aerovironment Inc.[a,b]	423,010	19,251,185
Astronics Corp.[a,b]	415,381	15,493,711
Axon Enterprise Inc.[a,b]	1,038,460	40,821,863
Cubic Corp.[a]	507,785	32,295,126
Curtiss-Wright Corp.	885,505	119,605,160
Ducommun Inc.[a,b]	214,678	6,521,918
Engility Holdings Inc.[a,b]	370,802	9,047,569
Esterline Technologies Corp.[a,b]	520,061	38,042,462
KeyW Holding Corp. (The)[a,b]	967,845	7,607,262
KLX Inc.[b]	1,006,815	71,544,274
Kratos Defense & Security Solutions Inc.[a,b]	1,718,735	17,685,783
Mercury Systems Inc.[a,b]	930,163	44,945,476
Moog Inc. Class Ab	635,632	52,382,433
National Presto Industries Inc.	99,045	9,285,469
Sparton Corp.[b]	198,668	3,458,810
Triumph Group Inc.[a]	983,297	24,779,084
Vectrus Inc.[b]	222,942	8,302,360
Wesco Aircraft Holdings Inc.[a,b]	1,127,975	11,561,744

		599,704,693
AIR FREIGHT & LOGISTICS — 0.31%
Air Transport Services Group Inc.[b]	1,168,724	27,254,644
Atlas Air Worldwide Holdings Inc.[a,b]	467,527	28,262,007
Echo Global Logistics Inc.[b]	530,435	14,640,006
Forward Air Corp.	583,956	30,867,914
Hub Group Inc. Class Aa,b	647,457	27,096,075
Radiant Logistics Inc.[a,b]	786,517	3,043,821

		131,164,467
AIRLINES — 0.33%
Allegiant Travel Co.	254,708	43,949,865
Hawaiian Holdings Inc.	1,010,208	39,095,050
SkyWest Inc.	1,012,558	55,083,155

		138,128,070
AUTO COMPONENTS — 1.10%
American Axle & Manufacturing Holdings Inc.[a,b]	1,990,798	30,299,945
Cooper Tire & Rubber Co.	1,021,177	29,920,486
Cooper-Standard Holdings Inc.[a,b]	341,659	41,959,142
Dana Inc.	2,906,910	74,882,002
Dorman Products Inc.[a,b]	536,541	35,524,380
Fox Factory Holding Corp.[b]	704,031	24,570,682
Gentherm Inc.[a,b]	737,970	25,054,081
Horizon Global Corp.[a,b]	497,210	4,097,010
LCI Industries	483,654	50,372,564
Modine Manufacturing Co.[a,b]	995,629	21,057,553
Motorcar Parts of America Inc.[a,b]	386,491	8,282,502
Shiloh Industries Inc.[a,b]	283,620	2,467,494
Standard Motor Products Inc.	432,545	20,576,166

Security	Shares	Value
Stoneridge Inc.[a,b]	542,957	$14,985,613
Superior Industries International Inc.	496,379	6,601,841
Tenneco Inc.	1,015,344	55,711,925
Tower International Inc.	400,044	11,101,221
VOXX International Corp.[a,b]	401,648	1,988,158

		459,452,765
AUTOMOBILES — 0.06%
Winnebago Industries Inc.	634,093	23,841,897

		23,841,897
BANKS — 10.32%
1st Source Corp.	326,093	16,506,828
Access National Corp.	296,721	8,465,450
ACNB Corp.	123,413	3,609,830
Allegiance Bancshares Inc.[a,b]	231,505	9,063,421
American National Bankshares Inc.	167,815	6,309,844
Ameris Bancorp.	716,616	37,908,986
Ames National Corp.[a]	171,625	4,719,687
Arrow Financial Corp.	242,332	8,227,171
Atlantic Capital Bancshares Inc.[a,b]	424,450	7,682,545
Banc of California Inc.	876,943	16,925,000
BancFirst Corp.	340,584	18,085,010
Banco Latinoamericano de Comercio Exterior SA Class E	615,799	17,550,271
Bancorp. Inc. (The)[b]	997,219	10,769,965
BancorpSouth Bank	1,698,741	54,019,964
Bank of Commerce Holdings	307,601	3,583,552
Bank of Marin Bancorp.	133,928	9,234,336
Bank of NT Butterfield & Son Ltd. (The)	1,075,565	48,271,357
Bankwell Financial Group Inc.	118,116	3,812,784
Banner Corp.	640,778	35,556,771
Bar Harbor Bankshares	308,945	8,563,955
BCB Bancorp. Inc.	201,035	3,146,198
Berkshire Hills Bancorp. Inc.	792,551	30,077,310
Blue Hills Bancorp. Inc.	481,235	10,033,750
Boston Private Financial Holdings Inc.	1,703,988	25,645,019
Bridge Bancorp. Inc.	381,840	12,810,732
Brookline Bancorp. Inc.	1,480,495	23,984,019
Bryn Mawr Bank Corp.	377,585	16,594,861
Byline Bancorp Inc.[a,b]	338,808	7,768,867
C&F Financial Corp.	68,383	3,596,946
Cadence BanCorp	581,909	15,845,382
Camden National Corp.	307,172	13,669,154
Capital City Bank Group Inc.	224,726	5,561,968
Capstar Financial Holdings Inc.[a,b]	169,747	3,196,336
Carolina Financial Corp.	378,686	14,874,786
Cathay General Bancorp.	1,531,101	61,213,418
CBTX Inc.[a]	57,205	1,684,115
CenterState Bank Corp.	1,198,403	31,793,632
Central Pacific Financial Corp.	541,637	15,414,989
Central Valley Community Bancorp.	199,965	3,911,315
Century Bancorp. Inc./MA Class A NVS	59,589	4,731,367
Chemical Financial Corp.	1,421,870	77,747,852
Chemung Financial Corp.	62,245	2,892,525

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Citizens & Northern Corp.	239,397	$5,527,677
City Holding Co.	304,097	20,848,890
Civista Bancshares Inc.	196,563	4,493,430
CNB Financial Corp./PA	297,006	8,639,905
CoBiz Financial Inc.	759,552	14,887,219
Codorus Valley Bancorp. Inc.	172,748	4,857,674
Columbia Banking System Inc.	1,445,084	60,621,274
Community Bank System Inc.	977,998	52,381,573
Community Bankers Trust Corp.[a,b]	429,861	3,868,749
Community Financial Corp. (The)	77,806	2,895,939
Community Trust Bancorp. Inc.	312,919	14,143,939
ConnectOne Bancorp. Inc.	608,161	17,515,037
County Bancorp. Inc.	93,317	2,725,790
Customers Bancorp. Inc.[b]	569,072	16,588,449
CVB Financial Corp.	2,059,395	46,624,703
DNB Financial Corp.	62,136	2,215,148
Eagle Bancorp. Inc.[b]	626,630	37,503,805
Enterprise Bancorp. Inc./MA	190,973	6,739,437
Enterprise Financial Services Corp.	436,818	20,486,764
Equity Bancshares Inc. Class Ab	215,777	8,449,827
Evans Bancorp. Inc.	92,327	4,177,797
Farmers & Merchants Bancorp. Inc./Archbold OHa	174,693	7,052,356
Farmers Capital Bank Corp.	153,604	6,136,480
Farmers National Banc Corp.	518,163	7,176,558
FB Financial Corp.[a,b]	261,454	10,612,418
FCB Financial Holdings Inc. Class Aa,b	731,716	37,390,688
Fidelity Southern Corp.	446,652	10,304,262
Financial Institutions Inc.	294,757	8,724,807
First Bancorp. Inc./ME	204,236	5,714,523
First BanCorp./Puerto Rico[b]	3,871,854	23,308,561
First Bancorp./Southern Pines NCa	567,889	20,245,243
First Bancshares Inc. (The)[a]	208,662	6,729,349
First Busey Corp.	820,705	24,391,353
First Business Financial Services Inc.	176,038	4,429,116
First Citizens BancShares Inc./NC Class A	148,781	61,482,260
First Commonwealth Financial Corp.	1,922,721	27,168,048
First Community Bancshares Inc./VA	334,591	9,987,541
First Connecticut Bancorp. Inc./Farmington CT	283,261	7,251,482
First Financial Bancorp.	1,218,210	35,754,463
First Financial Bankshares Inc.[a]	1,263,732	58,510,792
First Financial Corp./IN	212,214	8,828,102
First Financial Northwest Inc.	167,992	2,813,866
First Foundation Inc.[a,b]	579,706	10,747,749
First Guaranty Bancshares Inc.[a]	84,076	2,185,135
First Internet Bancorp.	160,125	5,924,625
First Interstate BancSystem Inc. Class Aa	522,785	20,676,147
First Merchants Corp.	813,861	33,938,004
First Mid-Illinois Bancshares Inc.	200,811	7,319,561
First Midwest Bancorp. Inc.	2,032,831	49,987,314
First Northwest Bancorp.[a,b]	204,364	3,451,708
First of Long Island Corp. (The)	470,720	12,921,264
Flushing Financial Corp.	563,609	15,194,899
FNB Bancorp./CA	104,053	3,828,110
Franklin Financial Network Inc.[a,b]	239,032	7,792,443
Fulton Financial Corp.	3,421,255	60,727,276
German American Bancorp. Inc.	426,876	14,236,315
Glacier Bancorp. Inc.	1,564,298	60,037,757
Great Southern Bancorp. Inc.	222,679	11,122,816
Great Western Bancorp. Inc.	1,177,398	47,413,817
Green Bancorp. Inc.[b]	493,542	10,981,309

Security	Shares	Value
Guaranty Bancorp.	476,854	$13,518,811
Guaranty Bancshares Inc./TX	160,400	5,342,924
Hancock Holding Co.	1,687,163	87,226,327
Hanmi Financial Corp.	638,828	19,643,961
HarborOne Bancorp Inc.[a,b]	262,583	4,637,216
Heartland Financial USA Inc.	484,215	25,687,606
Heritage Commerce Corp.	723,896	11,929,806
Heritage Financial Corp./WA	573,025	17,534,565
Hilltop Holdings Inc.	1,444,873	33,896,721
Home BancShares Inc./AR	3,156,206	71,993,059
HomeTrust Bancshares Inc.[a,b]	339,697	8,849,107
Hope Bancorp Inc.	2,565,199	46,660,970
Horizon Bancorp./IN	462,980	13,894,030
Howard Bancorp. Inc.[a,b]	174,826	3,461,555
IBERIABANK Corp.	1,017,202	79,341,756
Independent Bank Corp./MI	409,552	9,378,741
Independent Bank Corp./Rockland MA	540,660	38,684,223
Independent Bank Group Inc.	399,185	28,222,379
International Bancshares Corp.	1,093,382	42,532,560
Investar Holding Corp.	162,561	4,202,202
Investors Bancorp. Inc.	5,148,834	70,230,096
Lakeland Bancorp. Inc.	906,926	18,002,481
Lakeland Financial Corp.	483,372	22,346,288
LCNB Corp.	177,680	3,375,920
LegacyTexas Financial Group Inc.	933,107	39,955,642
Live Oak Bancshares Inc.[a]	461,830	12,838,874
Macatawa Bank Corp.	524,431	5,385,906
MainSource Financial Group Inc.	500,186	20,332,561
MB Financial Inc.	1,620,199	65,585,656
MBT Financial Corp.	356,536	3,832,762
Mercantile Bank Corp.	324,664	10,795,078
Metropolitan Bank Holding Corp.[a,b]	73,870	3,110,666
Middlefield Banc Corp.[a]	51,920	2,549,272
Midland States Bancorp. Inc.	314,518	9,926,188
MidSouth Bancorp. Inc.[a]	295,469	3,737,683
MidWestOne Financial Group Inc.	225,548	7,508,493
MutualFirst Financial Inc.	122,162	4,428,373
National Bank Holdings Corp. Class A	500,526	16,642,489
National Bankshares Inc.[a]	135,614	6,109,411
National Commerce Corp.[a,b]	230,608	10,042,978
NBT Bancorp. Inc.	856,980	30,405,650
Nicolet Bankshares Inc.[a,b]	177,478	9,773,713
Northeast Bancorp	144,336	2,958,888
Northrim BanCorp. Inc.	134,270	4,639,029
Norwood Financial Corp.	113,458	3,413,951
OFG Bancorp.	893,673	9,338,883
Ohio Valley Banc Corp.	81,743	3,420,945
Old Line Bancshares Inc.	169,960	5,608,680
Old National Bancorp./IN	2,656,547	44,895,644
Old Point Financial Corp.	71,045	1,874,167
Old Second Bancorp. Inc.	588,370	8,178,343
Opus Bank	403,501	11,298,028
Orrstown Financial Services Inc.	149,649	3,614,023
Pacific Mercantile Bancorp.[a,b]	345,907	3,303,412
Pacific Premier Bancorp. Inc.[a,b]	774,649	31,140,890
Park National Corp.	269,202	27,932,400
Parke Bancorp. Inc.	114,604	2,383,763

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Peapack Gladstone Financial Corp.	341,713	$11,409,797
Penns Woods Bancorp. Inc.	91,575	3,874,538
People’s Utah Bancorp.	270,630	8,741,349
Peoples Bancorp. Inc./OH	335,304	11,886,527
Peoples Bancorp. of North Carolina Inc.	91,821	2,820,741
Peoples Financial Services Corp.	142,730	6,515,624
Preferred Bank/Los Angeles CA	265,448	17,041,762
Premier Financial Bancorp. Inc.	189,295	3,522,780
QCR Holdings Inc.	242,729	10,886,396
RBB Bancorp	168,693	4,448,434
Reliant Bancorp Inc.	139,385	3,176,584
Renasant Corp.	901,856	38,382,991
Republic Bancorp. Inc./KY Class A	192,792	7,383,934
Republic First Bancorp. Inc.[a,b]	975,512	8,486,954
S&T Bancorp. Inc.	694,110	27,722,753
Sandy Spring Bancorp. Inc.	636,934	24,687,562
Seacoast Banking Corp. of Florida[a,b]	833,138	22,053,163
ServisFirst Bancshares Inc.[a]	931,480	38,023,014
Shore Bancshares Inc.	251,610	4,745,365
Sierra Bancorp.	248,538	6,621,052
Simmons First National Corp. Class A	1,653,872	47,052,658
SmartFinancial Inc.[b]	142,467	3,356,523
South State Corp.	724,189	61,773,322
Southern First Bancshares Inc.[a,b]	130,150	5,791,675
Southern National Bancorp. of Virginia Inc.	429,243	6,799,209
Southside Bancshares Inc.	559,305	19,430,256
State Bank Financial Corp.	759,668	22,797,637
Sterling Bancorp./DE	4,283,152	96,585,078
Stock Yards Bancorp. Inc.	437,504	15,356,390
Summit Financial Group Inc.	218,111	5,454,956
Texas Capital Bancshares Inc.[a,b]	996,498	89,585,170
Tompkins Financial Corp.	295,806	22,410,263
TowneBank/Portsmouth VA	1,276,339	36,503,295
TriCo Bancshares	411,573	15,318,747
TriState Capital Holdings Inc.[a,b]	452,930	10,530,622
Triumph Bancorp. Inc.[a,b]	350,883	14,456,380
Trustmark Corp.	1,346,224	41,948,340
Two River Bancorp.	143,136	2,583,605
UMB Financial Corp.	907,692	65,707,824
Umpqua Holdings Corp.	4,450,445	95,284,027
Union Bankshares Corp.	1,109,414	40,726,588
Union Bankshares Inc./Morrisville VTa	84,074	4,270,959
United Bankshares Inc./WV	1,999,913	70,496,933
United Community Banks Inc./GA	1,446,007	45,766,122
United Security Bancshares/Fresno CAa	260,809	2,803,697
Unity Bancorp. Inc.	156,551	3,444,122
Univest Corp. of Pennsylvania	575,909	15,952,679
Valley National Bancorp.	5,202,654	64,825,069
Veritex Holdings Inc.[a,b]	323,104	8,940,288
Washington Trust Bancorp. Inc.	303,740	16,326,025
WesBanco Inc.	838,227	35,457,002
West Bancorp. Inc.	329,369	8,431,846
Westamerica Bancorp.	504,997	29,330,226
Wintrust Financial Corp.	1,114,515	95,904,016

		4,325,141,425
BEVERAGES — 0.25%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	165,204	31,231,816
Castle Brands Inc.[a,b]	1,738,590	2,155,851

Security	Shares	Value
Coca-Cola Bottling Co. Consolidated	94,507	$16,318,524
Craft Brew Alliance Inc.[a,b]	254,387	4,731,598
MGP Ingredients Inc.[a]	259,144	23,216,711
National Beverage Corp.[a]	235,597	20,972,845
Primo Water Corp.[a,b]	503,032	5,890,505

		104,517,850
BIOTECHNOLOGY — 6.51%
Abeona Therapeutics Inc.[a,b]	564,413	8,099,327
Acceleron Pharma Inc.[a,b]	752,890	29,437,999
Achaogen Inc.[a,b]	684,892	8,869,351
Achillion Pharmaceuticals Inc.[a,b]	2,747,559	10,193,444
Acorda Therapeutics Inc.[a,b]	871,440	20,609,556
Adamas Pharmaceuticals Inc.[a,b]	349,628	8,356,109
Aduro Biotech Inc.[a,b]	892,708	8,302,184
Advaxis Inc.[a,b]	741,344	1,252,871
Agenus Inc.[a,b]	1,494,884	7,040,904
Aileron Therapeutics Inc.[a,b]	105,051	854,065
Aimmune Therapeutics Inc.[a,b]	707,447	22,518,038
Akebia Therapeutics Inc.[a,b]	905,145	8,626,032
Alder Biopharmaceuticals Inc.[a,b]	1,275,681	16,201,149
Allena Pharmaceuticals Inc.[a,b]	110,376	1,216,344
AMAG Pharmaceuticals Inc.[a,b]	702,511	14,155,597
Amicus Therapeutics Inc.[a,b]	3,718,704	55,929,308
AnaptysBio Inc.[a,b]	355,961	37,048,421
Anavex Life Sciences Corp.[a,b]	745,998	2,058,954
Apellis Pharmaceuticals Inc.[a,b]	221,787	4,903,711
Ardelyx Inc.[a,b]	684,060	3,454,503
Arena Pharmaceuticals Inc.[a,b]	953,789	37,674,665
ARMO BioSciences Inc.[a,b]	137,362	5,138,712
Array BioPharma Inc.[a,b]	3,971,506	64,814,978
Arsanis Inc.[b]	98,882	2,263,409
Asterias Biotherapeutics Inc.[a,b]	520,834	755,209
Atara Biotherapeutics Inc.[a,b]	658,293	25,673,427
Athenex Inc.[a,b]	148,749	2,530,220
Athersys Inc.[a,b]	2,109,107	3,859,666
Audentes Therapeutics Inc.[a,b]	405,094	12,173,075
Avexis Inc.[a,b]	560,256	69,236,436
Axovant Sciences Ltd.[a,b]	643,063	855,274
Bellicum Pharmaceuticals Inc.[a,b]	540,718	3,547,110
BioCryst Pharmaceuticals Inc.[a,b]	1,967,312	9,384,078
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	629,255	16,209,609
BioSpecifics Technologies Corp.[a,b]	114,540	5,078,704
BioTime Inc.[a,b]	1,605,603	4,319,072
Bluebird Bio Inc.[a,b]	977,690	166,940,567
Blueprint Medicines Corp.[a,b]	848,293	77,788,468
Calithera Biosciences Inc.[b]	611,322	3,851,329
Calyxt Inc.[a,b]	109,080	1,431,130
Cara Therapeutics Inc.[a,b]	535,636	6,631,174
Catalyst Pharmaceuticals Inc.[a,b]	1,807,327	4,319,512
Celcuity Inc.[a,b]	57,205	942,738
Celldex Therapeutics Inc.[a,b]	2,590,014	6,034,733
ChemoCentryx Inc.[a,b]	493,157	6,706,935
Chimerix Inc.[a,b]	932,012	4,846,462
Clovis Oncology Inc.[a,b]	875,719	46,237,963
Coherus Biosciences Inc.[a,b]	770,859	8,517,992

SCHEDULES OF INVESTMENTS	31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Conatus Pharmaceuticals Inc.[a,b]	520,594	$3,055,887
Concert Pharmaceuticals Inc.[b]	362,882	8,309,998
Corbus Pharmaceuticals Holdings Inc.[a,b]	970,662	5,921,038
Corvus Pharmaceuticals Inc.[a,b]	168,809	1,946,368
Cue Biopharma Inc.[a,b]	185,135	2,601,147
Curis Inc.[a,b]	2,436,470	1,591,746
Cytokinetics Inc.[a,b]	830,626	5,980,507
CytomX Therapeutics Inc.[a,b]	581,830	16,553,063
Deciphera Pharmaceuticals Inc.[a,b]	168,922	3,385,197
Denali Therapeutics Inc.[a,b]	322,696	6,353,884
Dyax Corp.[b,c]	2,384,154	5,459,713
Dynavax Technologies Corp.[a,b]	1,224,624	24,308,786
Eagle Pharmaceuticals Inc./DEa,b	162,561	8,565,339
Edge Therapeutics Inc.[a,b]	395,296	466,449
Editas Medicine Inc.[a,b]	743,839	24,658,263
Emergent BioSolutions Inc.[b]	666,284	35,079,853
Enanta Pharmaceuticals Inc.[a,b]	308,067	24,925,701
Epizyme Inc.[a,b]	985,739	17,496,867
Esperion Therapeutics Inc.[a,b]	347,041	25,101,476
Exact Sciences Corp.[a,b]	2,347,469	94,673,425
Fate Therapeutics Inc.[a,b]	975,621	9,522,061
FibroGen Inc.[a,b]	1,389,648	64,201,738
Five Prime Therapeutics Inc.[a,b]	664,659	11,418,842
Flexion Therapeutics Inc.[a,b]	657,528	14,735,202
Fortress Biotech Inc.[a,b]	665,707	3,028,967
Foundation Medicine Inc.[a,b]	290,795	22,900,106
G1 Therapeutics Inc.[a,b]	271,796	10,070,042
Genocea Biosciences Inc.[a,b]	1,798,400	1,888,320
Genomic Health Inc.[a,b]	394,615	12,347,503
Geron Corp.[a,b]	2,970,065	12,622,776
Global Blood Therapeutics Inc.[a,b]	780,086	37,678,154
Halozyme Therapeutics Inc.[a,b]	2,373,221	46,491,399
Heron Therapeutics Inc.[b]	1,088,028	30,029,573
Idera Pharmaceuticals Inc.[a,b]	2,836,014	5,218,266
Immune Design Corp.[a,b]	648,066	2,138,618
ImmunoGen Inc.[a,b]	2,004,315	21,085,394
Immunomedics Inc.[a,b]	2,036,437	29,752,345
Inovio Pharmaceuticals Inc.[a,b]	1,623,302	7,645,752
Insmed Inc.[a,b]	1,521,940	34,274,089
Insys Therapeutics Inc.[a,b]	477,017	2,881,183
Intellia Therapeutics Inc.[a,b]	333,947	7,042,942
Invitae Corp.[a,b]	845,240	3,964,176
Iovance Biotherapeutics Inc.[a,b]	1,476,129	24,946,580
Ironwood Pharmaceuticals Inc.[a,b]	2,695,014	41,584,066
Jounce Therapeutics Inc.[a,b]	290,184	6,485,612
Karyopharm Therapeutics Inc.[a,b]	699,979	9,393,718
Keryx Biopharmaceuticals Inc.[a,b]	1,787,671	7,311,574
Kindred Biosciences Inc.[a,b]	444,321	3,843,377
Kura Oncology Inc.[a,b]	403,423	7,564,181
La Jolla Pharmaceutical Co.[a,b]	351,745	10,474,966
Lexicon Pharmaceuticals Inc.[a,b]	855,983	7,335,774
Ligand Pharmaceuticals Inc.[a,b]	406,499	67,137,375
Loxo Oncology Inc.[a,b]	455,362	52,535,114
MacroGenics Inc.[a,b]	680,579	17,123,368
Madrigal Pharmaceuticals Inc.[a,b]	95,789	11,187,197
Matinas BioPharma Holdings Inc.[a,b]	1,057,233	808,572
MediciNova Inc.[a,b]	786,437	8,037,386
Merrimack Pharmaceuticals Inc.	260,000	2,093,000
Mersana Therapeutics Inc.[a,b]	232,349	3,664,144
MiMedx Group Inc.[a,b]	2,086,450	14,542,556

Security	Shares	Value
Minerva Neurosciences Inc.[a,b]	563,780	$3,523,625
Miragen Therapeutics Inc.[b]	260,384	1,825,292
Momenta Pharmaceuticals Inc.[a,b]	1,520,963	27,605,478
Myriad Genetics Inc.[a,b]	1,307,423	38,634,350
NantKwest Inc.[a,b]	612,001	2,380,684
Natera Inc.[a,b]	630,835	5,847,840
NewLink Genetics Corp.[a,b]	583,892	4,233,217
Novavax Inc.[a,b]	6,276,416	13,180,474
Novelion Therapeutics Inc.[b]	302,964	1,060,374
Nymox Pharmaceutical Corp.[a,b]	569,926	2,410,787
Oncocyte Corp.[a,b]	72,103	151,416
Organovo Holdings Inc.[a,b]	1,998,644	2,058,603
Otonomy Inc.[a,b]	565,120	2,373,504
Ovid therapeutics Inc.[a,b]	265,746	1,878,824
PDL BioPharma Inc.[b]	3,124,918	9,187,259
Pieris Pharmaceuticals Inc.[a,b]	800,058	5,456,396
Portola Pharmaceuticals Inc.[a,b]	1,132,694	36,993,786
Progenics Pharmaceuticals Inc.[a,b]	1,412,762	10,539,205
Protagonist Therapeutics Inc.[a,b]	207,828	1,785,243
Prothena Corp. PLC[a,b]	775,335	28,462,548
PTC Therapeutics Inc.[b]	797,433	21,578,537
Puma Biotechnology Inc.[a,b]	580,498	39,502,889
Ra Pharmaceuticals Inc.[a,b]	235,580	1,250,930
Radius Health Inc.[a,b]	766,202	27,537,300
Recro Pharma Inc.[a,b]	272,756	3,003,044
REGENXBIO Inc.[a,b]	552,859	16,502,841
Repligen Corp.[a,b]	752,486	27,224,943
Retrophin Inc.[a,b]	764,293	17,089,591
Rhythm Pharmaceuticals Inc.[a,b]	168,642	3,355,976
Rigel Pharmaceuticals Inc.[a,b]	2,967,604	10,505,318
Sage Therapeutics Inc.[a,b]	841,302	135,508,513
Sangamo Therapeutics Inc.[a,b]	1,669,469	31,719,911
Sarepta Therapeutics Inc.[a,b]	1,219,216	90,331,713
Selecta Biosciences Inc.[a,b]	272,901	2,780,861
Seres Therapeutics Inc.[a,b]	407,801	2,993,259
Solid Biosciences Inc.[b]	184,117	1,380,877
Spark Therapeutics Inc.[a,b]	548,769	36,542,528
Spectrum Pharmaceuticals Inc.[a,b]	1,727,567	27,796,553
Spero Therapeutics Inc.[b]	123,672	1,762,326
Stemline Therapeutics Inc.[a,b]	540,714	8,272,924
Strongbridge Biopharma PLC[a,b]	583,439	5,163,435
Syndax Pharmaceuticals Inc.[a,b]	234,276	3,333,747
Synergy Pharmaceuticals Inc.[a,b]	5,031,642	9,207,905
Syros Pharmaceuticals Inc.[a,b]	326,224	4,234,388
TG Therapeutics Inc.[a,b]	1,038,939	14,752,934
Tocagen Inc.[a,b]	360,732	4,274,674
Trevena Inc.[a,b]	1,120,322	1,837,328
Ultragenyx Pharmaceutical Inc.[a,b]	890,449	45,403,994
Vanda Pharmaceuticals Inc.[b]	880,808	14,841,615
VBI Vaccines Inc.[a,b]	696,942	2,439,297
Veracyte Inc.[b]	468,025	2,602,219
Versartis Inc.[a,b]	647,214	1,067,903
Voyager Therapeutics Inc.[a,b]	345,573	6,493,317
vTv Therapeutics Inc. Class Aa,b	150,584	612,877
XBiotech Inc.[a,b]	420,711	2,250,804
Xencor Inc.[a,b]	763,581	22,892,158
ZIOPHARM Oncology Inc.[a,b]	2,620,388	10,271,921

		2,728,241,484

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
BUILDING PRODUCTS — 1.31%
AAON Inc.	817,832	$31,895,448
Advanced Drainage Systems Inc.	710,697	18,407,052
American Woodmark Corp.[b]	278,601	27,428,269
Apogee Enterprises Inc.	552,701	23,959,588
Armstrong Flooring Inc.[b]	438,410	5,949,224
Builders FirstSource Inc.[a,b]	2,198,188	43,612,050
Caesarstone Ltd.	455,950	8,959,418
Continental Building Products Inc.[a,b]	760,916	21,724,152
CSW Industrials Inc.[a,b]	289,027	13,020,666
Gibraltar Industries Inc.[a,b]	637,025	21,563,296
Griffon Corp.	590,573	10,777,957
Insteel Industries Inc.[a]	365,919	10,110,342
JELD-WEN Holding Inc.[a,b]	1,348,132	41,279,802
Masonite International Corp.[a,b]	563,928	34,596,983
NCI Building Systems Inc.[a,b]	838,656	14,844,211
Patrick Industries Inc.[a,b]	482,671	29,853,201
PGT Innovations Inc.[b]	969,863	18,087,945
Ply Gem Holdings Inc.[a,b]	448,675	9,691,380
Quanex Building Products Corp.[a]	697,356	12,133,994
Simpson Manufacturing Co. Inc.	821,594	47,315,599
Trex Co. Inc.[a,b]	590,722	64,252,832
Universal Forest Products Inc.	1,194,513	38,761,947

		548,225,356
CAPITAL MARKETS — 1.38%
Arlington Asset Investment Corp. Class Aa	480,109	5,300,403
Artisan Partners Asset Management Inc. Class A	916,160	30,508,128
Associated Capital Group Inc. Class Aa	74,898	2,804,930
B. Riley Financial Inc.	432,056	8,425,092
BrightSphere Investment Group PLC	1,512,505	23,837,079
Cohen & Steers Inc.	429,087	17,446,677
Cowen Inc. Class Aa,b	545,009	7,194,119
Diamond Hill Investment Group Inc.	65,291	13,486,509
Donnelley Financial Solutions Inc.[b]	687,061	11,796,837
Evercore Inc. Class A	775,143	67,592,470
Financial Engines Inc.	1,167,528	40,863,480
GAIN Capital Holdings Inc.[a]	726,813	4,905,988
GAMCO Investors Inc. Class Aa	129,528	3,216,180
Greenhill & Co. Inc.[a]	492,421	9,109,789
Hamilton Lane Inc. Class A	287,996	10,722,091
Houlihan Lokey Inc.	540,369	24,100,457
INTL. FCStone Inc.[a,b]	311,234	13,283,467
Investment Technology Group Inc.	674,966	13,323,829
Ladenburg Thalmann Financial Services Inc.	2,054,541	6,718,349
Medley Management Inc. Class A	128,313	731,384
Moelis & Co. Class A	634,297	32,254,003
Oppenheimer Holdings Inc. Class A NVS	207,235	5,336,301
Piper Jaffray Companies	285,336	23,697,155
PJT Partners Inc. Class Aa	366,690	18,371,169
Pzena Investment Management Inc. Class A	340,871	3,793,894
Safeguard Scientifics Inc.[a,b]	385,090	4,717,353
Silvercrest Asset Management Group Inc. Class A	139,341	2,117,983
Stifel Financial Corp.	1,340,660	79,407,292

Security	Shares	Value
Value Line Inc.	23,599	$431,862
Virtu Financial Inc. Class Aa	509,654	16,818,582
Virtus Investment Partners Inc.	139,335	17,249,673
Waddell & Reed Financial Inc. Class A	1,559,473	31,516,949
Westwood Holdings Group Inc.	166,201	9,388,695
WisdomTree Investments Inc.	2,070,626	18,987,640

		579,455,809
CHEMICALS — 2.10%
A Schulman Inc.	574,231	24,691,933
Advanced Emissions Solutions Inc.[a]	175,747	2,007,031
AdvanSix Inc.[b]	601,977	20,936,760
AgroFresh Solutions Inc.[a,b]	463,976	3,410,224
American Vanguard Corp.[a]	576,399	11,643,260
Balchem Corp.[a]	628,232	51,357,966
Chase Corp.	142,235	16,563,266
Core Molding Technologies Inc.	144,618	2,578,539
Ferro Corp.[a,b]	1,660,688	38,561,175
Flotek Industries Inc.[a,b]	1,111,055	6,777,435
FutureFuel Corp.	510,132	6,116,483
GCP Applied Technologies Inc.[a,b]	1,437,109	41,748,016
Hawkins Inc.	196,623	6,911,298
HB Fuller Co.	1,005,593	50,008,140
Ingevity Corp.[b]	850,128	62,645,932
Innophos Holdings Inc.	389,600	15,665,816
Innospec Inc.	481,349	33,020,541
Intrepid Potash Inc.[a,b]	1,896,695	6,903,970
KMG Chemicals Inc.	263,749	15,811,753
Koppers Holdings Inc.[b]	414,513	17,036,484
Kraton Corp.[b]	603,614	28,798,424
Kronos Worldwide Inc.	453,140	10,240,964
LSB Industries Inc.[a,b]	445,072	2,728,291
Minerals Technologies Inc.	697,654	46,707,935
OMNOVA Solutions Inc.[a,b]	879,289	9,232,534
PolyOne Corp.	1,608,810	68,406,601
PQ Group Holdings Inc.[a,b]	600,148	8,384,068
Quaker Chemical Corp.	256,253	37,958,757
Rayonier Advanced Materials Inc.	997,117	21,408,102
Sensient Technologies Corp.	876,600	61,870,428
Stepan Co.	395,765	32,919,733
Trecora Resources[a,b]	393,176	5,347,194
Tredegar Corp.	523,077	9,389,232
Trinseo SA	888,417	65,787,279
Tronox Ltd. Class A	1,789,715	33,002,345
Valhi Inc.	509,193	3,085,710

		879,663,619
COMMERCIAL SERVICES & SUPPLIES — 2.46%
ABM Industries Inc.	1,111,362	37,208,400
ACCO Brands Corp.	2,116,646	26,563,907
Advanced Disposal Services Inc.[b]	1,014,681	22,607,093
Aqua Metals Inc.[a,b]	347,029	898,805
ARC Document Solutions Inc.[a,b]	837,729	1,843,004
Brady Corp. Class A NVS	935,210	34,743,051

SCHEDULES OF INVESTMENTS	33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Brink’s Co. (The)	916,675	$65,404,761
Casella Waste Systems Inc. Class Aa,b	786,897	18,397,652
CECO Environmental Corp.	616,216	2,742,161
Cimpress NVa,b	491,454	76,027,934
CompX International Inc.	32,797	452,599
Covanta Holding Corp.	2,327,234	33,744,893
Deluxe Corp.	959,869	71,039,905
Ennis Inc.	505,298	9,954,371
Essendant Inc.	758,399	5,915,512
Healthcare Services Group Inc.	1,431,274	62,231,794
Heritage-Crystal Clean Inc.[a,b]	290,744	6,847,021
Herman Miller Inc.	1,188,473	37,971,712
HNI Corp.	864,726	31,207,961
Hudson Technologies Inc.[a,b]	768,974	3,798,732
InnerWorkings Inc.[a,b]	917,464	8,303,049
Interface Inc.	1,190,229	29,993,771
Kimball International Inc. Class B NVS	733,716	12,502,521
Knoll Inc.	973,165	19,648,201
LSC Communications Inc.	690,658	12,051,982
Matthews International Corp. Class A	631,141	31,935,735
McGrath RentCorp	461,663	24,786,686
Mobile Mini Inc.	874,429	38,037,661
MSA Safety Inc.	663,832	55,257,376
Multi-Color Corp.[a]	276,184	18,241,953
NL Industries Inc.[a,b]	171,524	1,346,463
Quad/Graphics Inc.	623,174	15,797,461
RR Donnelley & Sons Co.	1,414,166	12,345,669
SP Plus Corp.[a,b]	351,165	12,501,474
Steelcase Inc. Class A	1,700,604	23,128,214
Team Inc.[a,b]	589,351	8,103,576
Tetra Tech Inc.	1,111,205	54,393,485
U.S. Ecology Inc.	439,722	23,437,183
UniFirst Corp./MAa	304,252	49,182,336
Viad Corp.	400,311	20,996,312
VSE Corp.	173,211	8,958,473

		1,030,550,849
COMMUNICATIONS EQUIPMENT — 1.69%
Acacia Communications Inc.[a,b]	373,599	14,368,617
ADTRAN Inc.	977,934	15,206,874
Aerohive Networks Inc.[a,b]	635,592	2,567,792
Applied Optoelectronics Inc.[a,b]	380,358	9,531,771
CalAmp Corp.[b]	698,377	15,978,866
Calix Inc.[a,b]	861,580	5,901,823
Casa Systems Inc.[b]	141,949	4,164,784
Ciena Corp.[a,b]	2,873,418	74,421,526
Clearfield Inc.[a,b]	228,584	2,948,734
Comtech Telecommunications Corp.	460,227	13,756,185
Digi International Inc.[b]	527,060	5,428,718
EMCORE Corp.[b]	541,814	3,088,340
Extreme Networks Inc.[a,b]	2,293,512	25,389,178
Finisar Corp.[a,b]	2,271,510	35,912,573
Harmonic Inc.[a,b]	1,585,943	6,026,583
Infinera Corp.[a,b]	2,939,480	31,922,753
InterDigital Inc./PA	689,771	50,767,146
KVH Industries Inc.[a,b]	304,296	3,149,464
Lumentum Holdings Inc.[a,b]	1,235,139	78,801,868
NETGEAR Inc.[a,b]	623,396	35,658,251
NetScout Systems Inc.[a,b]	1,676,753	44,182,442

Security	Shares	Value
Oclaro Inc.[b]	3,346,667	$31,994,136
Plantronics Inc.	653,577	39,456,443
Quantenna Communications Inc.[a,b]	456,177	6,249,625
Ribbon Communications Inc.[b]	954,391	4,867,394
Ubiquiti Networks Inc.[a,b]	445,356	30,640,493
ViaSat Inc.[a,b]	1,090,952	71,697,365
Viavi Solutions Inc.[b]	4,553,935	44,264,248

		708,343,992
CONSTRUCTION & ENGINEERING — 1.16%
Aegion Corp.[a,b]	658,556	15,087,518
Ameresco Inc. Class Aa,b	369,542	4,804,046
Argan Inc.	292,916	12,580,742
Chicago Bridge & Iron Co. NVa	2,010,989	28,958,242
Comfort Systems USA Inc.	740,412	30,541,995
Dycom Industries Inc.[a,b]	603,069	64,908,316
EMCOR Group Inc.	1,184,646	92,319,463
Granite Construction Inc.	790,916	44,180,568
Great Lakes Dredge & Dock Corp.[a,b]	1,143,656	5,260,818
HC2 Holdings Inc.[a,b]	817,076	4,297,820
IES Holdings Inc.[a,b]	173,176	2,623,616
KBR Inc.	2,805,092	45,414,439
Layne Christensen Co.[a,b]	359,268	5,360,279
MasTec Inc.[a,b]	1,331,621	62,652,768
MYR Group Inc.[b]	320,753	9,885,607
Northwest Pipe Co.[a,b]	187,366	3,241,432
NV5 Global Inc.[a,b]	159,945	8,916,934
Orion Group Holdings Inc.[a,b]	535,577	3,529,452
Primoris Services Corp.	794,469	19,845,836
Sterling Construction Co. Inc.[a,b]	515,651	5,909,360
Tutor Perini Corp.[a,b]	756,402	16,678,664

		486,997,915
CONSTRUCTION MATERIALS — 0.22%
Forterra Inc.[a,b]	376,196	3,129,951
Summit Materials Inc. Class Aa,b	2,207,330	66,837,952
U.S. Concrete Inc.[a,b]	315,890	19,079,756
U.S. Lime & Minerals Inc.	41,606	3,044,727

		92,092,386
CONSUMER FINANCE — 0.68%
Curo Group Holdings Corp.[b]	162,540	2,795,688
Elevate Credit Inc.[a,b]	312,761	2,214,348
Encore Capital Group Inc.[a,b]	476,445	21,535,314
Enova International Inc.[b]	658,324	14,516,044
EZCORP Inc. Class A NVS[a,b]	1,019,445	13,456,674
FirstCash Inc.	932,737	75,784,881
Green Dot Corp. Class Aa,b	927,583	59,513,725
LendingClub Corp.[a,b]	6,601,520	23,105,320
Nelnet Inc. Class A	384,329	20,142,683
PRA Group Inc.[a,b]	890,046	33,821,748
Regional Management Corp.[a,b]	212,418	6,763,389
World Acceptance Corp.[a,b]	119,245	12,556,499

		286,206,313

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
CONTAINERS & PACKAGING — 0.11%
Greif Inc. Class A NVS	511,342	$26,717,619
Greif Inc. Class B	110,899	6,459,867
Myers Industries Inc.	464,651	9,827,369
UFP Technologies Inc.[a,b]	128,886	3,802,137

		46,806,992
DISTRIBUTORS — 0.06%
Core-Mark Holding Co. Inc.	916,799	19,491,147
Funko Inc. Class Aa,b	215,592	1,770,010
Weyco Group Inc.	127,157	4,272,475

		25,533,632
DIVERSIFIED CONSUMER SERVICES — 0.99%
Adtalem Global Education Inc.[b]	1,201,315	57,122,528
American Public Education Inc.[b]	314,491	13,523,113
Ascent Capital Group Inc. Class Aa,b	222,080	817,254
Bridgepoint Education Inc.[a,b]	548,333	3,695,765
Cambium Learning Group Inc.[a,b]	270,906	3,034,147
Capella Education Co.	231,189	20,194,359
Career Education Corp.[b]	1,361,859	17,894,827
Carriage Services Inc.	295,511	8,173,834
Chegg Inc.[a,b]	1,941,472	40,110,812
Collectors Universe Inc.	154,128	2,421,351
Grand Canyon Education Inc.[b]	937,069	98,317,280
Houghton Mifflin Harcourt Co.[a,b]	2,076,622	14,432,523
K12 Inc.[b]	771,600	10,941,288
Laureate Education Inc. Class Aa,b	1,115,581	15,339,239
Liberty Tax Inc.	135,358	1,367,116
Regis Corp.[a,b]	713,555	10,796,087
Sotheby’sb	758,791	38,933,566
Strayer Education Inc.	212,220	21,444,831
Weight Watchers International Inc.[a,b]	558,411	35,581,949

		414,141,869
DIVERSIFIED FINANCIAL SERVICES — 0.09%
Cannae Holdings Inc.[a,b]	1,251,936	23,611,513
Marlin Business Services Corp.	183,198	5,193,663
On Deck Capital Inc.[a,b]	1,016,618	5,682,895
Tiptree Inc.[a]	511,285	3,246,660

		37,734,731
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.46%
ATN International Inc.	211,396	12,603,430
Cincinnati Bell Inc.[a,b]	822,999	11,398,536
Cogent Communications Holdings Inc.	834,151	36,202,153
Consolidated Communications Holdings Inc.	1,311,165	14,370,368
Frontier Communications Corp.[a]	1,557,795	11,558,839
Globalstar Inc.[a,b]	11,430,232	7,858,285
Hawaiian Telcom Holdco Inc.[b]	117,946	3,146,799
IDT Corp. Class B	353,115	2,214,031

Security	Shares	Value
Intelsat SAa,b	754,264	$2,836,033
Iridium Communications Inc.[a,b]	1,684,519	18,950,839
Ooma Inc.[a,b]	332,006	3,618,865
ORBCOMM Inc.[a,b]	1,353,701	12,684,178
pdvWireless Inc.[a,b]	190,797	5,695,291
Vonage Holdings Corp.[a,b]	4,083,892	43,493,450
Windstream Holdings Inc.[a]	3,671,330	5,176,575

		191,807,672
ELECTRIC UTILITIES — 0.99%
ALLETE Inc.	1,025,653	74,103,429
El Paso Electric Co.	804,266	41,017,566
Genie Energy Ltd. Class B	304,266	1,518,288
IDACORP Inc.	1,009,737	89,129,485
MGE Energy Inc.	689,301	38,669,786
Otter Tail Corp.	789,983	34,245,763
PNM Resources Inc.	1,595,628	61,032,771
Portland General Electric Co.	1,800,200	72,926,102
Spark Energy Inc. Class Aa	235,288	2,788,163

		415,431,353
ELECTRICAL EQUIPMENT — 0.68%
Allied Motion Technologies Inc.	139,728	5,554,188
Atkore International Group Inc.[a,b]	667,357	13,247,036
AZZ Inc.	522,671	22,840,723
Babcock & Wilcox Enterprises Inc.[a,b]	888,044	3,880,752
Encore Wire Corp.	403,214	22,862,234
Energous Corp.[a,b]	377,707	6,054,643
EnerSys	841,197	58,353,836
Generac Holdings Inc.[a,b]	1,212,838	55,681,393
General Cable Corp.	1,004,317	29,727,783
LSI Industries Inc.	498,941	4,046,411
Plug Power Inc.[a,b]	4,641,884	8,773,161
Powell Industries Inc.	178,921	4,802,240
Preformed Line Products Co.	59,375	3,864,719
Revolution Lighting Technologies Inc.[a,b]	246,740	846,318
Sunrun Inc.[a,b]	1,703,743	15,214,425
Thermon Group Holdings Inc.[a,b]	641,148	14,368,127
TPI Composites Inc.[a,b]	213,038	4,782,703
Vicor Corp.[a,b]	330,039	9,422,613
Vivint Solar Inc.[a,b]	541,974	1,978,205

		286,301,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.65%
Akoustis Technologies Inc.[a,b]	176,998	1,031,898
Anixter International Inc.[b]	578,794	43,843,645
AVX Corp.	918,475	15,200,761
Badger Meter Inc.	564,469	26,614,713
Bel Fuse Inc. Class B NVS	203,433	3,844,884
Belden Inc.[a]	840,276	57,928,627
Benchmark Electronics Inc.	989,403	29,533,680
Control4 Corp.[a,b]	509,396	10,941,826
CTS Corp.	643,187	17,494,686

SCHEDULES OF INVESTMENTS	35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Daktronics Inc.	707,691	$6,234,758
Electro Scientific Industries Inc.[b]	643,914	12,446,858
ePlus Inc.[b]	256,533	19,932,614
Fabrinet[a,b]	730,357	22,918,603
FARO Technologies Inc.[a,b]	333,129	19,454,734
Fitbit Inc. Class Aa,b	3,905,366	19,917,367
II-VI Inc.[a,b]	1,199,284	49,050,716
Insight Enterprises Inc.[b]	718,212	25,087,145
Iteris Inc.[a,b]	472,999	2,346,075
Itron Inc.[b]	682,503	48,833,090
KEMET Corp.[a,b]	1,115,950	20,232,174
Kimball Electronics Inc.[a,b]	529,140	8,545,611
Knowles Corp.[a,b]	1,769,021	22,271,974
Littelfuse Inc.[a]	483,893	100,736,845
Maxwell Technologies Inc.[a,b]	717,106	4,252,439
Mesa Laboratories Inc.[a]	64,640	9,595,162
Methode Electronics Inc.	719,283	28,123,965
MicroVision Inc.[a,b]	1,488,279	1,681,755
MTS Systems Corp.	341,865	17,657,327
Napco Security Technologies Inc.[a,b]	232,981	2,725,878
Novanta Inc.[a,b]	643,325	33,549,399
OSI Systems Inc.[a,b]	349,981	22,843,260
Park Electrochemical Corp.	390,265	6,572,063
PC Connection Inc.	232,768	5,819,200
PCM Inc.[a,b]	201,041	1,668,640
Plexus Corp.[a,b]	669,470	39,987,443
Radisys Corp.[a,b]	782,460	501,557
Rogers Corp.[b]	360,865	43,137,802
Sanmina Corp.[b]	1,410,940	36,896,081
ScanSource Inc.[a,b]	499,408	17,753,954
SYNNEX Corp.	579,655	68,631,152
Systemax Inc.	228,659	6,528,214
Tech Data Corp.[b]	702,409	59,796,078
TTM Technologies Inc.[a,b]	1,858,691	28,419,385
VeriFone Systems Inc.[a,b]	2,183,477	33,581,876
Vishay Intertechnology Inc.	2,644,762	49,192,573
Vishay Precision Group Inc.[a,b]	201,888	6,288,811

		1,109,647,298
ENERGY EQUIPMENT & SERVICES — 1.39%
Archrock Inc.	1,397,628	12,229,245
Basic Energy Services Inc.[a,b]	337,734	4,876,879
Bristow Group Inc.[a]	649,080	8,438,040
C&J Energy Services Inc.[a,b]	1,009,093	26,054,781
Cactus Inc. Class Ab	458,475	12,346,732
CARBO Ceramics Inc.[a,b]	463,020	3,356,895
Diamond Offshore Drilling Inc.[a,b]	1,295,353	18,989,875
Dril-Quip Inc.[a,b]	746,281	33,433,389
Ensco PLC Class Aa	8,501,225	37,320,378
Era Group Inc.[b]	394,257	3,686,303
Exterran Corp.[b]	640,754	17,108,132
Fairmount Santrol Holdings Inc.[a,b]	3,118,347	13,252,975
Forum Energy Technologies Inc.[a,b]	1,620,254	17,822,794
Frank’s International NVa	993,040	5,392,207
FTS International Inc.[b]	450,243	8,279,969
Geospace Technologies Corp.[a,b]	258,495	2,551,346
Gulf Island Fabrication Inc.[a]	268,119	1,903,645
Helix Energy Solutions Group Inc.[b]	2,822,768	16,343,827
Independence Contract Drilling Inc.[a,b]	693,874	2,622,844

Security	Shares	Value
Keane Group Inc.[a,b]	1,070,415	$15,842,142
Key Energy Services Inc.[b]	203,346	2,383,215
Liberty Oilfield Services Inc. Series Aa,b	298,884	5,048,151
Mammoth Energy Services Inc.[a,b]	166,320	5,332,219
Matrix Service Co.[b]	524,148	7,180,828
McDermott International Inc.[a,b]	5,653,773	34,431,478
Natural Gas Services Group Inc.[a,b]	257,957	6,152,274
NCS Multistage Holdings Inc.[a,b]	212,174	3,182,610
Newpark Resources Inc.[a,b]	1,668,452	13,514,461
Nine Energy Service Inc.[b]	166,020	4,042,587
Noble Corp. PLC[a,b]	4,900,944	18,182,502
Oil States International Inc.[a,b]	999,122	26,176,996
Parker Drilling Co.[a,b]	2,668,216	1,694,317
PHI Inc. NVS[a,b]	232,472	2,380,513
Pioneer Energy Services Corp.[b]	1,613,902	4,357,535
ProPetro Holding Corp.[a,b]	1,132,299	17,992,231
Quintana Energy Services Inc.[a,b]	140,924	1,374,009
Ranger Energy Services Inc.[a,b]	117,332	955,082
RigNet Inc.[a,b]	273,398	3,718,213
Rowan Companies PLC Class Ab	2,316,838	26,736,311
SEACOR Holdings Inc.[a,b]	330,692	16,898,361
SEACOR Marine Holdings Inc.[a,b]	316,108	6,012,374
Select Energy Services Inc. Class Aa,b	531,697	6,710,016
Smart Sand Inc.[a,b]	439,839	2,559,863
Solaris Oilfield Infrastructure Inc. Class Aa,b	353,004	5,845,746
Superior Energy Services Inc.[a,b]	3,055,215	25,755,462
TETRA Technologies Inc.[b]	2,283,098	8,561,618
U.S. Silica Holdings Inc.[a]	1,628,338	41,555,186
Unit Corp.[a,b]	1,043,341	20,616,418

		581,202,974
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.80%
Acadia Realty Trust[a]	1,675,663	41,221,310
Agree Realty Corp.[a]	561,320	26,965,813
Alexander & Baldwin Inc.	1,372,422	31,744,121
Alexander’s Inc.[a]	42,545	16,219,430
American Assets Trust Inc.	791,092	26,430,384
Americold Realty Trust[a]	1,065,415	20,328,118
Armada Hoffler Properties Inc.[a]	913,842	12,510,497
Ashford Hospitality Prime Inc.[a]	543,401	5,281,858
Ashford Hospitality Trust Inc.[a]	1,574,535	10,171,496
Bluerock Residential Growth REIT Inc.[a]	475,984	4,045,864
CareTrust REIT Inc.[a]	1,528,650	20,483,910
CatchMark Timber Trust Inc. Class Aa	838,644	10,457,891
CBL & Associates Properties Inc.[a]	3,315,064	13,823,817
Cedar Realty Trust Inc.	1,718,187	6,769,657
Chatham Lodging Trust[a]	898,832	17,212,633
Chesapeake Lodging Trust	1,168,340	32,491,535
City Office REIT Inc.	717,491	8,294,196
Clipper Realty Inc.	299,665	2,538,163
Community Healthcare Trust Inc.[a]	342,388	8,813,067
CorEnergy Infrastructure Trust Inc.[a]	238,559	8,955,505
Cousins Properties Inc.	8,369,037	72,643,241
DiamondRock Hospitality Co.[a]	3,983,437	41,587,082
Easterly Government Properties Inc.[a]	845,531	17,248,832
EastGroup Properties Inc.[a]	681,749	56,353,372

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Education Realty Trust Inc.[a]	1,526,756	$50,001,259
Farmland Partners Inc.[a]	655,241	5,471,262
First Industrial Realty Trust Inc.[a]	2,383,847	69,679,848
Four Corners Property Trust Inc.[a]	1,232,858	28,466,691
Franklin Street Properties Corp.	2,128,105	17,897,363
Front Yard Residential Corp.[a]	995,603	10,005,810
GEO Group Inc. (The)[a]	2,446,842	50,086,856
Getty Realty Corp.[a]	619,122	15,614,257
Gladstone Commercial Corp.	545,198	9,453,733
Global Medical REIT Inc.[a]	330,117	2,294,313
Global Net Lease Inc.[a]	1,324,039	22,349,778
Government Properties Income Trust[a]	1,409,263	19,250,533
Gramercy Property Trust[a]	3,210,174	69,757,081
Healthcare Realty Trust Inc.[a]	2,469,932	68,441,816
Hersha Hospitality Trust[a]	782,299	14,003,152
Independence Realty Trust Inc.[a]	1,683,464	15,454,200
Industrial Logistics Properties Trust[a,b]	402,230	8,181,358
InfraREIT Inc.[a,b]	858,108	16,673,038
Investors Real Estate Trust[a]	2,436,784	12,646,909
iStar Inc.[a,b]	1,335,464	13,581,669
Jernigan Capital Inc.[a]	267,764	4,846,528
Kite Realty Group Trust[a]	1,668,710	25,414,453
LaSalle Hotel Properties[a]	2,278,948	66,112,282
Lexington Realty Trust	4,335,651	34,121,573
LTC Properties Inc.[a]	786,477	29,886,126
Mack-Cali Realty Corp.[a]	1,780,974	29,760,076
MedEquities Realty Trust Inc.[a]	593,270	6,235,268
Monmouth Real Estate Investment Corp.[a]	1,454,196	21,871,108
National Health Investors Inc.[a]	806,381	54,261,378
National Storage Affiliates Trust	1,009,667	25,322,448
New Senior Investment Group Inc.[a]	1,603,019	13,112,695
NexPoint Residential Trust Inc.[a]	345,147	8,573,451
NorthStar Realty Europe Corp.[a]	1,094,370	14,248,697
One Liberty Properties Inc.	298,406	6,594,773
Pebblebrook Hotel Trust[a]	1,373,216	47,169,970
Pennsylvania REIT[a]	1,347,217	13,000,644
Physicians Realty Trust	3,610,091	56,209,117
PotlatchDeltic Corp.[a]	1,212,148	63,092,303
Preferred Apartment Communities Inc. Class Aa	731,191	10,375,600
PS Business Parks Inc.	394,843	44,633,053
QTS Realty Trust Inc. Class Aa	985,430	35,692,275
Quality Care Properties Inc.[b]	1,882,323	36,573,536
RAIT Financial Trust[a]	1,667,335	269,275
Ramco-Gershenson Properties Trust[a]	1,579,604	19,523,905
Retail Opportunity Investments Corp.[a]	2,193,171	38,753,332
Rexford Industrial Realty Inc.[a]	1,549,041	44,596,890
RLJ Lodging Trust[a]	3,399,478	66,085,852
Ryman Hospitality Properties Inc.	884,498	68,504,370
Sabra Health Care REIT Inc.[a]	3,573,644	63,074,817
Safety Income & Growth Inc.[a]	209,607	3,351,616
Saul Centers Inc.	223,432	11,388,329
Select Income REIT	1,262,226	24,588,162
Seritage Growth Properties Class Aa	519,549	18,469,967
STAG Industrial Inc.[a]	1,911,429	45,721,382
Summit Hotel Properties Inc.[a]	2,087,851	28,415,652
Sunstone Hotel Investors Inc.[a]	4,520,764	68,806,028
Terreno Realty Corp.[a]	1,082,914	37,371,362
Tier REIT Inc.[a]	971,355	17,950,640
UMH Properties Inc.[a]	603,772	8,096,583
Universal Health Realty Income Trust	254,668	15,305,547

Security	Shares	Value
Urban Edge Properties[a]	2,090,092	$44,623,464
Urstadt Biddle Properties Inc. Class A	598,298	11,547,151
Washington Prime Group Inc.[a]	3,767,386	25,128,465
Washington REIT[a]	1,556,772	42,499,876
Whitestone REIT[a]	754,105	7,835,151
Xenia Hotels & Resorts Inc.[a]	2,149,001	42,378,300

		2,433,296,188
FOOD & STAPLES RETAILING — 0.52%
Andersons Inc. (The)	543,026	17,974,161
Chefs’ Warehouse Inc. (The)[a,b]	393,204	9,043,692
Ingles Markets Inc. Class A	281,505	9,528,944
Natural Grocers by Vitamin Cottage Inc.[a,b]	180,977	1,295,795
Performance Food Group Co.[a,b]	2,027,403	60,517,980
PriceSmart Inc.	440,807	36,829,425
Smart & Final Stores Inc.[a,b]	461,409	2,560,820
SpartanNash Co.	736,044	12,667,317
SUPERVALU Inc.[a,b]	771,155	11,744,691
United Natural Foods Inc.[a,b]	1,008,291	43,296,015
Village Super Market Inc. Class A	157,035	4,141,013
Weis Markets Inc.	189,533	7,767,062

		217,366,915
FOOD PRODUCTS — 0.95%
Alico Inc.	65,643	1,785,490
B&G Foods Inc.[a]	1,312,929	31,116,417
Cal-Maine Foods Inc.[a,b]	577,407	25,232,686
Calavo Growers Inc.[a]	319,493	29,457,255
Darling Ingredients Inc.[b]	3,279,952	56,743,170
Dean Foods Co.	1,834,209	15,810,881
Farmer Bros. Co.[a,b]	172,817	5,219,073
Fresh Del Monte Produce Inc.	642,501	29,066,745
Freshpet Inc.[a,b]	497,027	8,176,094
Hostess Brands Inc.[a,b]	1,608,497	23,789,671
J&J Snack Foods Corp.	297,447	40,619,362
John B Sanfilippo & Son Inc.	170,831	9,885,990
Lancaster Colony Corp.	376,969	46,419,963
Landec Corp.[a,b]	544,739	7,108,844
Lifeway Foods Inc.[a,b]	93,709	561,317
Limoneira Co.	247,427	5,871,443
Sanderson Farms Inc.	402,684	47,927,450
Seneca Foods Corp. Class Ab	142,947	3,959,632
Tootsie Roll Industries Inc.[a]	341,387	10,053,849

		398,805,332
GAS UTILITIES — 1.10%
Chesapeake Utilities Corp.	316,105	22,237,987
New Jersey Resources Corp.	1,749,019	70,135,662
Northwest Natural Gas Co.	561,490	32,369,898
ONE Gas Inc.	1,051,205	69,400,554
RGC Resources Inc.	132,646	3,369,208
South Jersey Industries Inc.	1,590,329	44,783,665
Southwest Gas Holdings Inc.	954,038	64,521,590
Spire Inc.	943,752	68,233,270
WGL Holdings Inc.	1,025,194	85,757,478

		460,809,312

SCHEDULES OF INVESTMENTS	37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.04%
Abaxis Inc.	440,720	$31,123,646
Accuray Inc.[a,b]	1,638,167	8,190,835
Analogic Corp.	250,833	24,054,885
AngioDynamics Inc.[b]	734,602	12,671,885
Anika Therapeutics Inc.[a,b]	289,081	14,373,107
Antares Pharma Inc.[a,b]	2,917,832	6,419,230
AtriCure Inc.[a,b]	648,838	13,314,156
Atrion Corp.	27,841	17,576,023
AxoGen Inc.[a,b]	552,042	20,149,533
Cantel Medical Corp.	725,501	80,828,066
Cardiovascular Systems Inc.[a,b]	638,743	14,007,634
Cerus Corp.[a,b]	2,568,585	14,075,846
ConforMIS Inc.[a,b]	850,539	1,233,282
CONMED Corp.	551,468	34,924,468
Corindus Vascular Robotics Inc.[a,b]	1,880,503	2,576,289
CryoLife Inc.[b]	641,254	12,857,143
Cutera Inc.[b]	265,053	13,318,913
Endologix Inc.[a,b]	1,646,635	6,965,266
FONAR Corp.[a,b]	121,878	3,631,964
GenMark Diagnostics Inc.[a,b]	1,021,189	5,555,268
Glaukos Corp.[a,b]	574,011	17,696,759
Globus Medical Inc. Class Ab	1,411,301	70,311,016
Haemonetics Corp.[a,b]	1,073,723	78,553,575
Halyard Health Inc.[b]	940,422	43,334,646
Heska Corp.[a,b]	131,691	10,412,807
ICU Medical Inc.[b]	306,236	77,293,966
Inogen Inc.[b]	345,753	42,472,299
Insulet Corp.[a,b]	1,161,328	100,663,911
Integer Holdings Corp.[b]	623,535	35,260,904
Integra LifeSciences Holdings Corp.[a,b]	1,276,458	70,639,186
Invacare Corp.[a]	660,326	11,489,672
iRhythm Technologies Inc.[a,b]	288,721	18,174,987
K2M Group Holdings Inc.[a,b]	834,581	15,815,310
Lantheus Holdings Inc.[b]	613,304	9,751,534
LeMaitre Vascular Inc.[a]	299,844	10,863,348
LivaNova PLC[b]	970,413	85,881,551
Masimo Corp.[a,b]	896,619	78,857,641
Meridian Bioscience Inc.[a]	840,103	11,929,463
Merit Medical Systems Inc.[b]	969,641	43,973,219
Natus Medical Inc.[a,b]	614,039	20,662,412
Neogen Corp.[a,b]	1,002,388	67,149,972
Nevro Corp.[a,b]	558,046	48,365,847
Novocure Ltd.[a,b]	1,161,659	25,324,166
NuVasive Inc.[a,b]	1,011,596	52,815,427
NxStage Medical Inc.[b]	1,291,943	32,117,703
Obalon Therapeutics Inc.[a,b]	168,066	576,466
OraSure Technologies Inc.[a,b]	1,139,150	19,240,244
Orthofix International NVb	346,256	20,352,928
OrthoPediatrics Corp.[a,b]	95,242	1,434,345
Oxford Immunotec Global PLC[a,b]	486,532	6,057,323
Penumbra Inc.[a,b]	585,988	67,769,512
Pulse Biosciences Inc.[a,b]	182,487	2,469,049
Quidel Corp.[a,b]	566,472	29,348,914
Quotient Ltd.[a,b]	535,478	2,522,101

Security	Shares	Value
Restoration Robotics Inc.[a,b]	70,953	$442,037
Rockwell Medical Inc.[a,b]	966,946	5,037,789
RTI Surgical Inc.[a,b]	1,109,591	5,104,119
Sientra Inc.[a,b]	289,115	2,792,851
STAAR Surgical Co.[a,b]	818,317	12,111,092
Surmodics Inc.[b]	266,244	10,130,584
Tactile Systems Technology Inc.[a,b]	261,350	8,310,930
Utah Medical Products Inc.	66,252	6,549,010
Varex Imaging Corp.[a,b]	761,380	27,242,176
ViewRay Inc.[a,b]	606,422	3,899,294
Viveve Medical Inc.[a,b]	300,072	1,098,264
Wright Medical Group NVa,b	2,100,664	41,677,174

		1,691,824,962
HEALTH CARE PROVIDERS & SERVICES — 2.08%
AAC Holdings Inc.[b]	247,526	2,841,598
Aceto Corp.	603,217	4,584,449
Addus HomeCare Corp.[a,b]	157,040	7,639,996
Almost Family Inc.[a,b]	258,285	14,463,960
Amedisys Inc.[a,b]	566,486	34,181,765
American Renal Associates Holdings Inc.[a,b]	201,182	3,792,281
AMN Healthcare Services Inc.[a,b]	939,630	53,324,002
BioScrip Inc.[a,b]	2,218,272	5,456,949
BioTelemetry Inc.[a,b]	637,410	19,791,580
Capital Senior Living Corp.[a,b]	492,461	5,293,956
Chemed Corp.	311,815	85,081,841
Civitas Solutions Inc.[a,b]	333,588	5,137,255
Community Health Systems Inc.[a,b]	1,920,304	7,604,404
CorVel Corp.[b]	187,049	9,455,327
Cross Country Healthcare Inc.[a,b]	715,607	7,950,394
Diplomat Pharmacy Inc.[a,b]	968,006	19,505,321
Encompass Health Corp.	1,966,222	112,408,912
Ensign Group Inc. (The)[a]	968,688	25,476,494
Genesis Healthcare Inc.[a,b]	765,524	1,155,941
HealthEquity Inc.[a,b]	1,006,477	60,932,118
Kindred Healthcare Inc.	1,715,643	15,698,133
LHC Group Inc.[b]	316,266	19,469,335
Magellan Health Inc.[b]	480,591	51,471,296
Molina Healthcare Inc.[a,b]	921,810	74,832,536
National Healthcare Corp.	223,346	13,318,122
National Research Corp. Class A	187,654	5,488,880
Owens & Minor Inc.	1,211,033	18,831,563
PetIQ Inc.[a,b]	143,881	3,827,235
Providence Service Corp. (The)[a,b]	228,764	15,816,743
R1 RCM Inc.[a,b]	2,006,302	14,324,996
RadNet Inc.[a,b]	744,552	10,721,549
Select Medical Holdings Corp.[b]	2,157,892	37,223,637
Surgery Partners Inc.[a,b]	381,548	6,543,548
Tenet Healthcare Corp.[a,b]	1,619,359	39,269,456
Tivity Health Inc.[a,b]	733,403	29,079,429
Triple-S Management Corp. Class Bb	461,456	12,062,460
U.S. Physical Therapy Inc.	241,706	19,650,698

		873,708,159

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.82%
Allscripts Healthcare Solutions Inc.[a,b]	3,617,381	$44,674,655
Castlight Health Inc. Class Ba,b	1,269,149	4,632,394
Computer Programs & Systems Inc.[a]	227,400	6,640,080
Cotiviti Holdings Inc.[a,b]	734,803	25,306,615
Evolent Health Inc. Class Aa,b	1,201,746	17,124,881
HealthStream Inc.	513,429	12,748,442
HMS Holdings Corp.[a,b]	1,684,073	28,359,789
Inovalon Holdings Inc. Class Aa,b	1,298,545	13,764,577
Medidata Solutions Inc.[a,b]	1,126,456	70,752,702
NantHealth Inc.[a,b]	357,346	1,089,905
Omnicell Inc.[a,b]	745,573	32,357,868
Quality Systems Inc.[a,b]	1,065,333	14,541,796
Simulations Plus Inc.	212,211	3,130,112
Tabula Rasa HealthCare Inc.[a,b]	247,545	9,604,746
Teladoc Inc.[a,b]	1,161,530	46,809,659
Vocera Communications Inc.[a,b]	583,590	13,667,678

		345,205,899
HOTELS, RESTAURANTS & LEISURE — 3.09%
Belmond Ltd. Class Aa,b	1,786,019	19,914,112
Biglari Holdings Inc.[a,b]	20,895	8,533,727
BJ’s Restaurants Inc.	392,567	17,626,258
Bloomin’ Brands Inc.	1,805,063	43,826,930
Bluegreen Vacations Corp.[a]	156,941	3,322,441
Bojangles’ Inc.[a,b]	367,347	5,087,756
Boyd Gaming Corp.[a]	1,676,660	53,418,388
Brinker International Inc.	925,155	33,398,095
Caesars Entertainment Corp.[a,b]	2,775,208	31,221,090
Carrols Restaurant Group Inc.[a,b]	701,939	7,861,717
Century Casinos Inc.[b]	465,997	3,476,338
Cheesecake Factory Inc. (The)[a]	851,998	41,083,343
Churchill Downs Inc.	274,403	66,968,052
Chuy’s Holdings Inc.[a,b]	339,494	8,894,743
Cracker Barrel Old Country Store Inc.[a]	387,429	61,678,697
Dave & Buster’s Entertainment Inc.[a,b]	811,185	33,858,862
Del Frisco’s Restaurant Group Inc.[a,b]	438,123	6,681,376
Del Taco Restaurants Inc.[a,b]	670,508	6,946,463
Denny’s Corp.[a,b]	1,278,514	19,727,471
Dine Brands Global Inc.	342,341	22,450,723
Drive Shack Inc.[b]	1,316,588	6,293,291
El Pollo Loco Holdings Inc.[a,b]	429,974	4,084,753
Eldorado Resorts Inc.[a,b]	941,886	31,082,238
Empire Resorts Inc.[a,b]	67,659	1,167,118
Fiesta Restaurant Group Inc.[a,b]	527,059	9,750,591
Fogo De Chao Inc.[a,b]	200,133	3,152,095
Golden Entertainment Inc.[b]	358,292	8,323,123
Habit Restaurants Inc. (The) Class Aa,b	412,316	3,628,381
ILG Inc.	2,120,457	65,967,417
Inspired Entertainment Inc.[a,b]	79,403	436,716
International Speedway Corp. Class A	482,420	21,274,722
J Alexander’s Holdings Inc.[b]	264,877	3,032,842
Jack in the Box Inc.	586,806	50,072,156
La Quinta Holdings Inc.[b]	1,640,328	31,018,602
Lindblad Expeditions Holdings Inc.[a,b]	405,759	4,167,145
Marcus Corp. (The)	377,726	11,463,984
Marriott Vacations Worldwide Corp.	427,545	56,948,994

Security	Shares	Value
Monarch Casino & Resort Inc.[a,b]	225,069	$9,518,168
Nathan’s Famous Inc.	59,333	4,384,709
Noodles & Co.[a,b]	237,560	1,793,578
Papa John’s International Inc.[a]	517,451	29,649,942
Penn National Gaming Inc.[a,b]	1,502,549	39,456,937
Pinnacle Entertainment Inc.[b]	1,068,588	32,217,928
Planet Fitness Inc. Class Ab	1,727,659	65,253,680
PlayAGS Inc.[b]	210,695	4,900,766
Potbelly Corp.[a,b]	463,396	5,583,922
RCI Hospitality Holdings Inc.	181,835	5,162,296
Red Lion Hotels Corp.[a,b]	349,966	3,412,168
Red Robin Gourmet Burgers Inc.[a,b]	258,652	15,001,816
Red Rock Resorts Inc. Class A	1,394,335	40,826,129
Ruth’s Hospitality Group Inc.	575,091	14,060,975
Scientific Games Corp./DE Class Aa,b	1,083,831	45,087,370
SeaWorld Entertainment Inc.[a,b]	1,378,143	20,437,861
Shake Shack Inc. Class Aa,b	453,340	18,872,544
Sonic Corp.[a]	734,302	18,526,439
Speedway Motorsports Inc.	235,464	4,195,968
Texas Roadhouse Inc.	1,343,162	77,607,900
Wingstop Inc.[a]	576,771	27,240,894
Zoe’s Kitchen Inc.[a,b]	385,236	5,562,808

		1,296,595,548
HOUSEHOLD DURABLES — 1.44%
AV Homes Inc.[a,b]	251,427	4,663,971
Bassett Furniture Industries Inc.	207,572	6,299,810
Beazer Homes USA Inc.[a,b]	624,031	9,953,294
Cavco Industries Inc.[a,b]	169,497	29,450,104
Century Communities Inc.[a,b]	413,568	12,386,362
CSS Industries Inc.	178,048	3,115,840
Ethan Allen Interiors Inc.	500,447	11,485,259
Flexsteel Industries Inc.	151,895	6,012,004
GoPro Inc. Class Aa,b	2,197,153	10,524,363
Green Brick Partners Inc.[a,b]	461,396	5,029,216
Hamilton Beach Brands Holding Co. Class A	74,541	1,581,760
Helen of Troy Ltd.[a,b]	540,093	46,988,091
Hooker Furniture Corp.	227,506	8,349,470
Hovnanian Enterprises Inc. Class Aa,b	2,476,215	4,531,473
Installed Building Products Inc.[a,b]	434,192	26,073,230
iRobot Corp.[a,b]	536,488	34,437,165
KB Home	1,697,768	48,301,500
La-Z-Boy Inc.	931,950	27,911,902
LGI Homes Inc.[a,b]	345,489	24,381,159
Libbey Inc.	444,999	2,176,045
Lifetime Brands Inc.	195,314	2,421,894
M/I Homes Inc.[a,b]	525,566	16,739,277
MDC Holdings Inc.	896,400	25,027,488
Meritage Homes Corp.[b]	764,898	34,611,634
New Home Co. Inc. (The)[a,b]	253,795	2,812,049
PICO Holdings Inc.[a]	407,265	4,663,184
Taylor Morrison Home Corp. Class Ab	2,219,667	51,673,848
TopBuild Corp.[a,b]	707,353	54,126,652
TRI Pointe Group Inc.[a,b]	2,999,137	49,275,821
Universal Electronics Inc.[a,b]	283,677	14,765,388
William Lyon Homes Class Aa,b	644,909	17,728,548
ZAGG Inc.[a,b]	541,662	6,608,276

		604,106,077

SCHEDULES OF INVESTMENTS	39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co.[a,b]	212,214	$9,125,202
Central Garden & Pet Co. Class A NVS[b]	708,218	28,052,515
HRG Group Inc.[a,b]	2,375,062	39,164,772
Oil-Dri Corp. of America	99,388	3,994,404
Orchids Paper Products Co.[a]	180,002	1,467,016
WD-40 Co.	273,494	36,019,160

		117,823,069
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.37%
Atlantic Power Corp.[a,b]	2,343,845	4,922,075
Dynegy Inc.[a,b]	2,578,031	34,854,979
NRG Yield Inc. Class A	709,389	11,662,355
NRG Yield Inc. Class C	1,291,735	21,959,495
Ormat Technologies Inc.	808,206	45,566,654
Pattern Energy Group Inc. Class A	1,585,679	27,416,390
TerraForm Power Inc. Class A	912,585	9,792,037

		156,173,985
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	726,350	25,458,568

		25,458,568
INSURANCE — 2.31%
Ambac Financial Group Inc.[a,b]	678,226	10,634,584
American Equity Investment Life Holding Co.	1,442,303	42,346,016
AMERISAFE Inc.	376,674	20,811,239
AmTrust Financial Services Inc.	1,720,341	21,177,398
Argo Group International Holdings Ltd.	659,981	37,882,924
Atlas Financial Holdings Inc.[a,b]	229,854	2,378,989
Baldwin & Lyons Inc. Class B	202,129	4,446,838
Blue Capital Reinsurance Holdings Ltd.	125,285	1,528,477
Citizens Inc./TXa,b	960,964	7,034,256
CNO Financial Group Inc.	3,010,952	65,247,330
Crawford & Co. Class B	252,802	2,078,032
Donegal Group Inc. Class A	201,177	3,178,597
eHealth Inc.[a,b]	315,563	4,515,707
EMC Insurance Group Inc.	176,378	4,776,316
Employers Holdings Inc.	623,572	25,223,487
Enstar Group Ltd.[b]	227,060	47,739,365
FBL Financial Group Inc. Class A	198,627	13,774,782
Federated National Holding Co.	255,391	4,027,516
Genworth Financial Inc. Class Ab	10,058,394	28,465,255
Global Indemnity Ltd.[a]	169,722	5,858,803
Greenlight Capital Re Ltd. Class Aa,b	598,269	9,602,217
Hallmark Financial Services Inc.[a,b]	278,418	2,483,489
HCI Group Inc.	156,273	5,963,378
Health Insurance Innovations Inc. Class Aa,b	241,863	6,989,841
Heritage Insurance Holdings Inc.[a]	444,292	6,735,467
Horace Mann Educators Corp.	823,674	35,212,064
Independence Holding Co.	140,409	5,005,581
Infinity Property & Casualty Corp.	212,231	25,128,150

Security	Shares	Value
Investors Title Co.	30,554	$6,107,745
James River Group Holdings Ltd.	490,570	17,400,518
Kemper Corp.	791,907	45,138,699
Kingstone Companies Inc.	185,013	3,108,218
Kinsale Capital Group Inc.[a]	288,447	14,805,985
Maiden Holdings Ltd.	1,313,174	8,535,631
MBIA Inc.[a,b]	1,767,496	16,367,013
National General Holdings Corp.	1,011,583	24,591,583
National Western Life Group Inc. Class A	45,697	13,932,101
Navigators Group Inc. (The)	411,054	23,697,263
NI Holdings Inc.[a,b]	206,699	3,451,873
Primerica Inc.	842,419	81,377,675
RLI Corp.	769,278	48,764,532
Safety Insurance Group Inc.	300,429	23,087,969
Selective Insurance Group Inc.	1,149,069	69,748,488
State Auto Financial Corp.	323,806	9,251,137
Stewart Information Services Corp.	426,722	18,750,165
Third Point Reinsurance Ltd.[a,b]	1,811,432	25,269,476
Trupanion Inc.[a,b]	463,716	13,860,471
United Fire Group Inc.	390,109	18,670,617
United Insurance Holdings Corp.	434,095	8,308,578
Universal Insurance Holdings Inc.	620,932	19,807,731
WMIH Corp.[b]	3,974,187	5,643,346

		969,922,912
INTERNET & DIRECT MARKETING RETAIL — 0.39%
1-800-Flowers.com Inc. Class Aa,b	517,487	6,106,347
Duluth Holdings Inc. Class Ba,b	189,456	3,548,511
FTD Companies Inc.[a,b]	335,375	1,220,765
Gaia Inc.[a,b]	173,290	2,685,995
Groupon Inc.[a,b]	6,801,607	29,518,974
Lands’ End Inc.[a,b]	266,346	6,219,179
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,462,447	15,721,305
Nutrisystem Inc.	598,351	16,125,559
Overstock.com Inc.[a,b]	337,742	12,243,148
PetMed Express Inc.	396,513	16,554,418
Shutterfly Inc.[a,b]	649,922	52,806,162

		162,750,363
INTERNET SOFTWARE & SERVICES — 3.69%
2U Inc.[a,b]	959,782	80,650,481
Alarm.com Holdings Inc.[a,b]	405,805	15,315,081
Alteryx Inc. Class Aa,b	470,823	16,073,897
Amber Road Inc.[a,b]	405,704	3,610,766
Appfolio Inc. Class Aa,b	189,191	7,728,452
Apptio Inc. Class Aa,b	472,236	13,383,168
Benefitfocus Inc.[a,b]	325,320	7,937,808
Blucora Inc.[a,b]	890,595	21,908,637
Box Inc. Class Aa,b	1,627,345	33,441,940
Brightcove Inc.[b]	709,304	4,929,663
Carbonite Inc.[a,b]	506,332	14,582,362
Cardlytics Inc.[b]	118,424	1,732,543
Care.com Inc.[b]	271,124	4,411,187
Cars.com Inc.[a,b]	1,436,621	40,699,473

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
ChannelAdvisor Corp.[a,b]	511,997	$4,659,173
Cloudera Inc.[a,b]	1,971,534	42,545,704
CommerceHub Inc. Series Aa,b	274,177	6,168,983
CommerceHub Inc. Series C NVS[b]	581,683	13,082,051
Cornerstone OnDemand Inc.[a,b]	1,056,762	41,329,962
Coupa Software Inc.[a,b]	642,526	29,312,036
DHI Group Inc.[a,b]	1,066,368	1,706,189
Endurance International Group Holdings Inc.[a,b]	1,163,024	8,606,378
Envestnet Inc.[a,b]	865,389	49,586,790
Etsy Inc.[a,b]	2,413,650	67,727,019
Five9 Inc.[a,b]	1,067,180	31,791,292
Gogo Inc.[a,b]	1,150,719	9,930,705
GrubHub Inc.[a,b]	1,716,606	174,184,011
GTT Communications Inc.[a,b]	620,519	35,183,427
Hortonworks Inc.[b]	1,033,557	21,053,556
Instructure Inc.[a,b]	439,269	18,515,188
Internap Corp.[a,b]	407,474	4,482,214
j2 Global Inc.	927,040	73,161,997
Leaf Group Ltd.[a,b]	234,103	1,650,426
Limelight Networks Inc.[a,b]	1,868,263	7,678,561
Liquidity Services Inc.[a,b]	542,459	3,525,984
LivePerson Inc.[a,b]	1,108,563	18,125,005
Meet Group Inc. (The)[a,b]	1,342,292	2,805,390
MINDBODY Inc. Class Aa,b	861,045	33,494,650
MuleSoft Inc. Class Aa,b	487,164	21,425,473
New Relic Inc.[a,b]	611,285	45,308,444
NIC Inc.	1,284,111	17,078,676
Nutanix Inc. Class Aa,b	2,192,028	107,650,495
Okta Inc.[a,b]	388,999	15,501,610
Ominto Inc.[a,b]	283,791	814,480
Q2 Holdings Inc.[a,b]	642,410	29,261,775
QuinStreet Inc.[a,b]	735,778	9,395,885
Quotient Technology Inc.[a,b]	1,522,508	19,944,855
Reis Inc.	192,590	4,131,056
SendGrid Inc.[a,b]	169,634	4,773,501
Shutterstock Inc.[a,b]	371,616	17,893,310
SPS Commerce Inc.[b]	332,545	21,306,158
Stamps.com Inc.[a,b]	326,740	65,691,077
TechTarget Inc.[a,b]	384,617	7,646,186
Tintri Inc.[a,b]	191,668	327,752
Trade Desk Inc. (The) Class Aa,b	486,902	24,160,077
TrueCar Inc.[a,b]	1,410,596	13,344,238
Tucows Inc. Class Aa,b	181,840	10,183,040
Twilio Inc. Class Aa,b	1,241,966	47,418,262
Veritone Inc.[a,b]	50,597	704,310
Web.com Group Inc.[a,b]	775,594	14,038,251
XO Group Inc.[a,b]	492,018	10,209,374
Yelp Inc.[b]	1,597,816	66,708,818
Yext Inc.[a,b]	474,797	6,006,182

		1,547,635,434
IT SERVICES — 1.91%
Acxiom Corp.[a,b]	1,573,138	35,725,964
Blackhawk Network Holdings Inc.[b]	1,092,504	48,834,929
CACI International Inc. Class Aa,b	488,257	73,897,697
Cardtronics PLC Class Aa,b	918,985	20,502,555
Cass Information Systems Inc.	239,266	14,238,720
Convergys Corp.	1,834,784	41,502,814
CSG Systems International Inc.	661,617	29,964,634

Security	Shares	Value
EPAM Systems Inc.[b]	998,409	$114,337,799
Everi Holdings Inc.[b]	1,301,033	8,547,787
EVERTEC Inc.	1,217,016	19,898,211
ExlService Holdings Inc.[b]	657,768	36,683,721
Hackett Group Inc. (The)	483,444	7,764,111
Information Services Group Inc.[a,b]	634,060	2,650,371
ManTech International Corp./VA Class A	517,008	28,678,434
MAXIMUS Inc.	1,284,684	85,739,810
MoneyGram International Inc.[a,b]	590,387	5,089,136
Perficient Inc.[b]	685,214	15,705,105
Presidio Inc.[a,b]	637,579	9,971,735
Science Applications International Corp.	857,244	67,550,827
ServiceSource International Inc.[b]	1,535,961	5,852,011
StarTek Inc.[a,b]	200,458	1,960,479
Sykes Enterprises Inc.[b]	789,542	22,849,345
Syntel Inc.[b]	665,098	16,979,952
Travelport Worldwide Ltd.	2,495,905	40,783,088
TTEC Holdings Inc.	273,198	8,387,179
Unisys Corp.[a,b]	1,013,432	10,894,394
Virtusa Corp.[b]	543,526	26,339,270

		801,330,078
LEISURE PRODUCTS — 0.33%
Acushnet Holdings Corp.[a]	628,076	14,502,275
American Outdoor Brands Corp.[a,b]	1,083,062	11,177,200
Callaway Golf Co.[a]	1,850,634	30,276,372
Clarus Corp.[a,b]	409,090	2,761,357
Escalade Inc.	207,711	2,845,641
Johnson Outdoors Inc. Class A	96,109	5,958,758
Malibu Boats Inc. Class Aa,b	406,458	13,498,470
Marine Products Corp.	158,669	2,222,953
MCBC Holdings Inc.[b]	368,628	9,289,426
Nautilus Inc.[a,b]	604,302	8,127,862
Sturm Ruger & Co. Inc.[a]	340,277	17,864,542
Vista Outdoor Inc.[a,b]	1,152,518	18,809,094

		137,333,950
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Accelerate Diagnostics Inc.[a,b]	525,301	12,003,128
Cambrex Corp.[a,b]	647,311	33,854,365
Codexis Inc.[a,b]	795,928	8,755,208
Enzo Biochem Inc.[a,b]	815,705	4,470,063
Fluidigm Corp.[a,b]	714,862	4,174,794
Luminex Corp.	809,588	17,058,019
Medpace Holdings Inc.[a,b]	192,582	6,723,038
NanoString Technologies Inc.[a,b]	408,383	3,066,956
NeoGenomics Inc.[a,b]	1,128,286	9,206,814
Pacific Biosciences of California Inc.[a,b]	2,069,748	4,242,983
PRA Health Sciences Inc.[a,b]	993,085	82,386,332
Quanterix Corp.[b]	106,594	1,816,362
Syneos Health Inc.[a,b]	1,088,597	38,645,194

		226,403,256

SCHEDULES OF INVESTMENTS	41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
MACHINERY — 3.80%
Actuant Corp. Class Aa	1,202,283	$27,953,080
Alamo Group Inc.	190,175	20,900,233
Albany International Corp. Class A	566,624	35,527,325
Altra Industrial Motion Corp.	575,856	26,460,583
American Railcar Industries Inc.[a]	150,964	5,647,563
Astec Industries Inc.	428,246	23,630,614
Barnes Group Inc.	1,003,198	60,081,528
Blue Bird Corp.[a,b]	240,790	5,706,723
Briggs & Stratton Corp.	839,745	17,978,940
Chart Industries Inc.[a,b]	608,127	35,897,737
CIRCOR International Inc.[a]	330,520	14,099,983
Columbus McKinnon Corp./NY	444,484	15,930,307
Commercial Vehicle Group Inc.[a,b]	504,107	3,906,829
DMC Global Inc.[a]	292,462	7,823,359
Douglas Dynamics Inc.	443,941	19,244,842
Eastern Co. (The)	110,188	3,140,358
Energy Recovery Inc.[a,b]	728,764	5,990,440
EnPro Industries Inc.	422,512	32,693,979
ESCO Technologies Inc.	505,876	29,619,040
Evoqua Water Technologies Corp.[a,b]	990,888	21,096,006
ExOne Co. (The)[a,b]	224,035	1,630,975
Federal Signal Corp.	1,184,970	26,093,039
Franklin Electric Co. Inc.	932,838	38,013,148
FreightCar America Inc.	253,450	3,396,230
Gencor Industries Inc.[a,b]	172,382	2,775,350
Global Brass & Copper Holdings Inc.	430,703	14,407,015
Gorman-Rupp Co. (The)	357,825	10,466,381
Graham Corp.	203,066	4,349,674
Greenbrier Companies Inc. (The)[a]	551,814	27,728,653
Hardinge Inc.	234,669	4,299,136
Harsco Corp.[b]	1,596,059	32,958,618
Hillenbrand Inc.	1,263,408	57,990,427
Hurco Companies Inc.	122,308	5,613,937
Hyster-Yale Materials Handling Inc.	208,376	14,571,734
John Bean Technologies Corp.[a]	627,904	71,204,314
Kadant Inc.	217,559	20,559,326
Kennametal Inc.	1,637,627	65,767,100
LB Foster Co. Class Ab	165,691	3,902,023
Lindsay Corp.	210,422	19,240,988
Lydall Inc.[b]	336,229	16,223,049
Manitowoc Co. Inc. (The)[a,b]	643,728	18,320,499
Meritor Inc.[a,b]	1,672,786	34,392,480
Milacron Holdings Corp.[a,b]	1,351,880	27,226,863
Miller Industries Inc./TN	228,555	5,713,875
Mueller Industries Inc.	1,129,148	29,538,512
Mueller Water Products Inc. Class A	3,068,314	33,352,573
Navistar International Corp.[a,b]	995,515	34,813,160
NN Inc.	544,777	13,074,648
Omega Flex Inc.[a]	61,122	3,979,042
Park-Ohio Holdings Corp.	178,802	6,946,458
Proto Labs Inc.[a,b]	495,085	58,197,242
RBC Bearings Inc.[a,b]	466,185	57,900,177
REV Group Inc.	614,076	12,748,218
Rexnord Corp.[a,b]	2,073,060	61,528,421
Spartan Motors Inc.	689,660	11,862,152
SPX Corp.[b]	836,515	27,170,007
SPX FLOW Inc.[a,b]	829,020	40,779,494

Security	Shares	Value
Standex International Corp.	251,708	$24,000,358
Sun Hydraulics Corp.	550,569	29,488,476
Tennant Co.	348,647	23,603,402
Titan International Inc.	1,001,056	12,623,316
TriMas Corp.[a,b]	916,146	24,048,832
Twin Disc Inc.[b]	169,968	3,695,104
Wabash National Corp.[a]	1,177,703	24,507,999
Watts Water Technologies Inc. Class A	552,534	42,931,892
Woodward Inc.	1,071,016	76,749,007

		1,593,712,793
MARINE — 0.12%
Costamare Inc.	1,022,004	6,377,305
Eagle Bulk Shipping Inc.[b]	725,948	3,593,443
Genco Shipping & Trading Ltd.[a,b]	153,907	2,188,557
Matson Inc.	834,370	23,896,357
Navios Maritime Holdings Inc.[b]	1,798,501	1,614,874
Safe Bulkers Inc.[a,b]	977,301	3,098,044
Scorpio Bulkers Inc.	1,177,360	8,300,388

		49,068,968
MEDIA — 1.27%
AMC Entertainment Holdings Inc. Class Aa	1,074,133	15,091,569
Beasley Broadcast Group Inc. Class A	99,573	1,125,175
Central European Media Enterprises Ltd. Class Aa,b	1,652,800	6,941,760
Clear Channel Outdoor Holdings Inc. Class A	715,497	3,505,935
Cogint Inc.[a,b]	408,457	1,021,143
Daily Journal Corp.[a,b]	22,579	5,159,076
Emerald Expositions Events Inc.[a]	363,753	7,085,908
Entercom Communications Corp. Class A	2,559,329	24,697,525
Entravision Communications Corp. Class A	1,332,694	6,263,662
Eros International PLC[a,b]	625,488	6,817,819
EW Scripps Co. (The) Class A NVS[a]	1,171,988	14,052,136
Gannett Co. Inc.	2,268,697	22,641,596
Global Eagle Entertainment Inc.[a,b]	1,031,347	1,516,080
Gray Television Inc.[a,b]	1,611,585	20,467,130
Hemisphere Media Group Inc.[a,b]	312,555	3,516,244
IMAX Corp.[a,b]	1,130,456	21,704,755
Liberty Media Corp.-Liberty Braves Class Aa,b	198,274	4,506,768
Liberty Media Corp.-Liberty Braves Class C NVS[a,b]	697,701	15,921,537
Loral Space & Communications Inc.[a,b]	260,654	10,856,239
MDC Partners Inc. Class Ab	1,136,312	8,181,446
Meredith Corp.	787,959	42,392,194
MSG Networks Inc. Class Aa,b	1,191,671	26,931,765
National CineMedia Inc.	1,246,460	6,469,127
New Media Investment Group Inc.	1,031,700	17,683,338
New York Times Co. (The) Class A	2,506,835	60,414,724
Nexstar Media Group Inc. Class A	876,008	58,254,532
Reading International Inc. Class A NVS[a,b]	331,165	5,513,897
Saga Communications Inc. Class A	81,019	3,017,958
Salem Media Group Inc. Class A	266,264	958,550
Scholastic Corp. NVS	571,064	22,180,126
Sinclair Broadcast Group Inc. Class A	1,425,690	44,624,097
Townsquare Media Inc. Class Aa	185,243	1,468,977

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
tronc Inc.[a,b]	409,083	$6,717,143
WideOpenWest Inc.[a,b]	563,163	4,026,615
World Wrestling Entertainment Inc. Class A	847,438	30,516,242

		532,242,788
METALS & MINING — 1.23%
AK Steel Holding Corp.[a,b]	6,287,129	28,480,694
Allegheny Technologies Inc.[a,b]	2,508,364	59,398,060
Ampco-Pittsburgh Corp.	178,027	1,584,440
Carpenter Technology Corp.	922,710	40,709,965
Century Aluminum Co.[a,b]	1,003,029	16,590,100
Cleveland-Cliffs Inc.[a,b]	5,940,146	41,284,015
Coeur Mining Inc.[a,b]	3,677,936	29,423,488
Commercial Metals Co.	2,302,432	47,107,759
Compass Minerals International Inc.[a]	673,122	40,589,257
Ferroglobe PLC	1,314,890	13
Gerber Scientific Inc. Escrow[b,c]	276,144	2,762
Gold Resource Corp.[a]	1,041,587	4,697,557
Haynes International Inc.	247,868	9,198,382
Hecla Mining Co.[a]	7,910,573	29,031,803
Kaiser Aluminum Corp.	330,619	33,359,457
Klondex Mines Ltd.[b]	3,550,041	8,342,596
Materion Corp.	398,920	20,364,866
Olympic Steel Inc.	182,124	3,735,363
Ramaco Resources Inc.[a,b]	122,929	883,860
Ryerson Holding Corp.[a,b]	320,635	2,613,175
Schnitzer Steel Industries Inc. Class A	529,349	17,124,440
SunCoke Energy Inc.[a,b]	1,291,582	13,897,422
TimkenSteel Corp.[b]	794,607	12,070,080
Warrior Met Coal Inc.[a]	658,528	18,445,369
Worthington Industries Inc.	871,879	37,421,047

		516,355,970
MORTGAGE REAL ESTATE INVESTMENT — 0.84%
AG Mortgage Investment Trust Inc.[a]	565,680	9,825,862
Anworth Mortgage Asset Corp.[a]	1,952,218	9,370,646
Apollo Commercial Real Estate Finance Inc.[a]	2,147,053	38,604,013
Ares Commercial Real Estate Corp.[a]	570,820	7,049,627
ARMOUR Residential REIT Inc.[a]	828,741	19,293,091
Capstead Mortgage Corp.	1,832,834	15,854,014
Cherry Hill Mortgage Investment Corp.[a]	230,604	4,044,794
CYS Investments Inc.[a]	3,104,983	20,865,486
Dynex Capital Inc.[a]	963,658	6,389,053
Ellington Residential Mortgage REIT	178,452	1,955,834
Granite Point Mortgage Trust Inc.[a]	866,048	14,324,434
Great Ajax Corp.	328,709	4,454,007
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	1,020,132	19,892,574
Invesco Mortgage Capital Inc.[a]	2,260,698	37,030,233
KKR Real Estate Finance Trust Inc.	316,490	6,348,789
Ladder Capital Corp.	1,586,815	23,929,170
MTGE Investment Corp.	913,781	16,356,680
New York Mortgage Trust Inc.[a]	2,225,606	13,197,844
Orchid Island Capital Inc.[a]	955,046	7,038,689
Owens Realty Mortgage Inc.[a]	199,642	2,910,780
PennyMac Mortgage Investment Trust[a,d]	1,193,110	21,511,773
Redwood Trust Inc.[a]	1,530,614	23,678,599
Resource Capital Corp.[a]	615,592	5,854,280

Security	Shares	Value
Sutherland Asset Management Corp.	350,107	$5,304,121
TPG RE Finance Trust Inc.[a]	418,499	8,323,945
Western Asset Mortgage Capital Corp.[a]	857,112	8,305,415

		351,713,753
MULTI-UTILITIES — 0.46%
Avista Corp.	1,287,885	66,004,106
Black Hills Corp.	1,076,099	58,432,176
NorthWestern Corp.	1,002,228	53,919,866
Unitil Corp.	275,484	12,785,213

		191,141,361
MULTILINE RETAIL — 0.33%
Big Lots Inc.[a]	847,642	36,897,856
Dillard’s Inc. Class Aa	270,633	21,742,655
Fred’s Inc. Class Aa	596,040	1,782,160
JC Penney Co. Inc.[a,b]	6,216,601	18,774,135
Ollie’s Bargain Outlet Holdings Inc.[a,b]	946,625	57,081,487
Sears Holdings Corp.[a,b]	240,910	643,230

		136,921,523
OIL, GAS & CONSUMABLE FUELS — 2.27%
Abraxas Petroleum Corp.[a,b]	3,075,424	6,827,441
Adams Resources & Energy Inc.	44,274	1,925,919
Approach Resources Inc.[a,b]	892,301	2,328,906
Arch Coal Inc. Class A	383,434	35,229,916
Ardmore Shipping Corp.[b]	558,930	4,247,868
Bonanza Creek Energy Inc.[a,b]	399,377	11,066,737
California Resources Corp.[a,b]	860,515	14,757,832
Callon Petroleum Co.[a,b]	3,992,159	52,856,185
Carrizo Oil & Gas Inc.[a,b]	1,561,551	24,984,816
Clean Energy Fuels Corp.[a,b]	2,720,692	4,489,142
Cloud Peak Energy Inc.[a,b]	1,501,410	4,369,103
Contango Oil & Gas Co.[a,b]	478,366	1,698,199
CVR Energy Inc.	317,495	9,594,699
Delek U.S. Holdings Inc.	1,599,921	65,116,785
Denbury Resources Inc.[a,b]	7,963,274	21,819,371
DHT Holdings Inc.	1,704,713	5,796,024
Dorian LPG Ltd.[a,b]	447,088	3,348,689
Earthstone Energy Inc. Class Aa,b	407,820	4,127,138
Eclipse Resources Corp.[a,b]	1,768,392	2,546,484
Energy XXI Gulf Coast Inc.[a,b]	592,375	2,274,720
EP Energy Corp. Class Aa,b	805,439	1,079,288
Evolution Petroleum Corp.	531,005	4,274,590
Frontline Ltd./Bermuda[a]	1,565,487	6,935,107
GasLog Ltd.	821,544	13,514,399
Gastar Exploration Inc.[a,b]	3,496,440	2,387,020
Gener8 Maritime Inc.[a,b]	946,494	5,347,691
Golar LNG Ltd.[a]	1,912,342	52,321,677
Green Plains Inc.	770,172	12,938,890
Halcon Resources Corp.[a,b]	2,758,813	13,435,419
Hallador Energy Co.	322,567	2,216,035
HighPoint Resources Corp. NVS[a,b]	2,009,442	10,207,965

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
International Seaways Inc.[a,b]	589,714		$10,378,966
Isramco Inc.[b]	14,550		1,510,290
Jagged Peak Energy Inc.[a,b]	1,153,705		16,301,852
Jones Energy Inc. Class Aa,b	1,043,602		834,882
Lilis Energy Inc.[a,b]	851,224		3,379,359
Matador Resources Co.[a,b]	1,934,121		57,849,559
Midstates Petroleum Co. Inc.[a,b]	228,602		3,047,265
NACCO Industries Inc. Class A	83,962		2,758,152
Navios Maritime Acquisition Corp.[a]	1,707,320		1,434,149
Nordic American Tankers Ltd.[a]	2,853,470		5,535,732
Oasis Petroleum Inc.[a,b]	5,316,399		43,062,832
Overseas Shipholding Group Inc. Series Ab	965,100		2,740,884
Pacific Ethanol Inc.[a,b]	869,675		2,609,025
Panhandle Oil and Gas Inc. Class A	320,004		6,176,077
Par Pacific Holdings Inc.[a,b]	639,246		10,975,854
PDC Energy Inc.[a,b]	1,316,004		64,523,676
Peabody Energy Corp.	1,332,638		48,641,287
Penn Virginia Corp.[a,b]	288,586		10,112,053
PetroCorp Inc. Escrow[b,c]	26,106	—
Renewable Energy Group Inc.[a,b]	762,913		9,765,286
Resolute Energy Corp.[a,b]	437,276		15,151,613
REX American Resources Corp.[a,b]	115,892		8,436,938
Ring Energy Inc.[a,b]	1,003,043		14,393,667
Rosehill Resources Inc.[a,b]	50,475		296,288
Sanchez Energy Corp.[a,b]	1,383,217		4,329,469
SandRidge Energy Inc.[a,b]	706,659		10,253,622
Scorpio Tankers Inc.	5,454,287		10,690,403
SemGroup Corp. Class A	1,338,486		28,643,600
Ship Finance International Ltd.	1,212,217		17,334,703
SilverBow Resources Inc.[b]	131,439		3,824,875
SRC Energy Inc.[a,b]	4,834,154		45,586,072
Stone Energy Corp.[a,b]	393,615		14,603,117
Teekay Corp.[a]	1,273,628		10,303,651
Teekay Tankers Ltd. Class A	4,144,936		4,932,474
Tellurian Inc.[a,b]	1,229,065		8,861,559
Ultra Petroleum Corp.[a,b]	3,938,687		16,424,325
Uranium Energy Corp.[a,b]	2,722,449		3,566,408
W&T Offshore Inc.[b]	1,891,827		8,380,794
Westmoreland Coal Co.[a,b]	355,243		145,650
WildHorse Resource Development Corp.[a,b]	975,984		18,631,535

			950,491,998
PAPER & FOREST PRODUCTS — 0.63%
Boise Cascade Co.	777,943		30,028,600
Clearwater Paper Corp.[b]	326,977		12,784,801
KapStone Paper and Packaging Corp.	1,736,437		59,577,154
Louisiana-Pacific Corp.	2,915,127		83,868,204
Neenah Inc.	330,986		25,949,302
PH Glatfelter Co.	871,580		17,893,537
Schweitzer-Mauduit International Inc.	610,967		23,919,358
Verso Corp. Class Aa,b	692,579		11,663,030

			265,683,986
PERSONAL PRODUCTS — 0.18%
elf Beauty Inc.[a,b]	417,708		8,091,004
Inter Parfums Inc.	346,345		16,330,167
Medifast Inc.	212,956		19,900,738

Security	Shares	Value
Natural Health Trends Corp.[a]	146,008	$2,775,612
Nature’s Sunshine Products Inc.	215,265	2,367,915
Revlon Inc. Class Aa,b	237,212	4,886,567
USANA Health Sciences Inc.[a,b]	226,697	19,473,272

		73,825,275
PHARMACEUTICALS — 2.59%
Aclaris Therapeutics Inc.[a,b]	462,942	8,110,744
Aerie Pharmaceuticals Inc.[a,b]	680,542	36,919,403
Akcea Therapeutics Inc.[a,b]	300,069	7,684,767
Amphastar Pharmaceuticals Inc.[a,b]	725,293	13,599,244
ANI Pharmaceuticals Inc.[a,b]	163,019	9,490,966
Aratana Therapeutics Inc.[a,b]	818,649	3,610,242
Assembly Biosciences Inc.[a,b]	323,744	15,908,780
Catalent Inc.[b]	2,674,828	109,828,438
Clearside Biomedical Inc.[a,b]	409,130	4,389,965
Collegium Pharmaceutical Inc.[a,b]	498,752	12,743,114
Corcept Therapeutics Inc.[a,b]	1,814,852	29,854,315
Corium International Inc.[a,b]	429,825	4,930,093
Depomed Inc.[a,b]	1,158,696	7,635,807
Dermira Inc.[a,b]	765,756	6,118,390
Dova Pharmaceuticals Inc.[a,b]	109,724	2,975,715
Durect Corp.[a,b]	2,856,711	6,113,361
Evolus Inc.[a,b]	115,803	1,045,701
Horizon Pharma PLC[a,b]	3,254,863	46,219,055
Impax Laboratories Inc.[a,b]	1,477,759	28,742,413
Innoviva Inc.[b]	1,498,065	24,972,744
Intersect ENT Inc.[b]	527,314	20,723,440
Intra-Cellular Therapies Inc.[a,b]	852,192	17,938,642
Kala Pharmaceuticals Inc.[a,b]	293,519	4,646,406
Lannett Co. Inc.[a,b]	573,661	9,207,259
Medicines Co. (The)[a,b]	1,388,234	45,728,428
Melinta Therapeutics Inc.[a,b]	317,205	2,347,317
Menlo Therapeutics Inc.[b]	131,428	4,939,064
MyoKardia Inc.[a,b]	395,288	19,290,054
Nektar Therapeutics[a,b]	3,004,624	319,271,346
Neos Therapeutics Inc.[a,b]	487,429	4,045,661
Ocular Therapeutix Inc.[a,b]	611,054	3,977,961
Odonate Therapeutics Inc.[a,b]	139,585	2,956,410
Omeros Corp.[a,b]	912,505	10,192,681
Optinose Inc.[a,b]	111,282	2,227,866
Pacira Pharmaceuticals Inc./DEa,b	797,354	24,837,577
Paratek Pharmaceuticals Inc.[a,b]	544,905	7,083,765
Phibro Animal Health Corp. Series A	394,259	15,652,082
Prestige Brands Holdings Inc.[a,b]	1,058,610	35,696,329
Reata Pharmaceuticals Inc. Series Ab	226,602	4,647,607
resTORbio Inc.[a,b]	141,639	1,356,902
Revance Therapeutics Inc.[a,b]	541,409	16,675,397
scPharmaceuticals Inc.[a,b]	156,321	1,938,380
Sienna Biopharmaceuticals Inc.[a,b]	306,864	5,762,906
Supernus Pharmaceuticals Inc.[a,b]	958,502	43,899,392
Teligent Inc.[a,b]	818,576	2,750,415
Tetraphase Pharmaceuticals Inc.[a,b]	1,009,409	3,098,886
TherapeuticsMD Inc.[a,b]	3,334,661	16,239,799
Theravance Biopharma Inc.[a,b]	836,916	20,295,213
WaVe Life Sciences Ltd.[a,b]	238,308	9,556,151
Zogenix Inc.[a,b]	684,076	27,397,244
Zynerba Pharmaceuticals Inc.[a,b]	228,377	1,984,596

		1,087,258,433

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
PROFESSIONAL SERVICES — 1.32%
Acacia Research Corp.[a,b]	777,464	$2,721,124
ASGN Inc.[b]	999,744	81,859,039
Barrett Business Services Inc.	141,488	11,726,525
BG Staffing Inc.	138,331	2,626,906
CBIZ Inc.[a,b]	1,027,271	18,747,696
CRA International Inc.	157,040	8,211,622
Exponent Inc.	509,189	40,047,715
Forrester Research Inc.	199,746	8,279,472
Franklin Covey Co.[a,b]	200,298	5,388,016
FTI Consulting Inc.[a,b]	750,277	36,320,910
GP Strategies Corp.[b]	252,416	5,717,222
Heidrick & Struggles International Inc.	367,845	11,495,156
Hill International Inc.[a,b]	716,179	4,082,220
Huron Consulting Group Inc.[a,b]	443,247	16,887,711
ICF International Inc.	360,629	21,078,765
Insperity Inc.	724,217	50,369,292
Kelly Services Inc. Class A NVS	615,278	17,867,673
Kforce Inc.	471,145	12,744,472
Korn/Ferry International	1,048,117	54,072,356
Mistras Group Inc.[a,b]	347,890	6,589,037
Navigant Consulting Inc.[b]	924,645	17,790,170
Red Violet Inc. NVS[a,b]	54,130	330,193
Resources Connection Inc.	579,514	9,388,127
RPX Corp.	927,650	9,916,578
TriNet Group Inc.[a,b]	826,681	38,291,864
TrueBlue Inc.[b]	822,853	21,311,893
WageWorks Inc.[b]	790,956	35,751,211
Willdan Group Inc.[a,b]	151,118	4,284,195

		553,897,160
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Altisource Portfolio Solutions SAa,b	212,727	5,650,029
Consolidated-Tomoka Land Co.[a]	82,431	5,180,788
Forestar Group Inc.[a,b]	220,565	4,664,950
FRP Holdings Inc.[a,b]	132,972	7,446,432
Griffin Industrial Realty Inc.	14,143	530,787
HFF Inc. Class A	732,232	36,391,930
Kennedy-Wilson Holdings Inc.	2,439,641	42,449,753
Marcus & Millichap Inc.[a,b]	316,288	11,405,345
Maui Land & Pineapple Co. Inc.[a,b]	134,463	1,566,494
Newmark Group Inc. Class Ab	464,535	7,056,287
Rafael Holdings Inc. Class Bb	175,501	851,180
RE/MAX Holdings Inc. Class A	358,401	21,665,341
Redfin Corp.[a,b]	1,166,539	26,632,085
RMR Group Inc. (The) Class A	142,612	9,975,709
St. Joe Co. (The)[a,b]	892,645	16,826,358
Stratus Properties Inc.[a,b]	125,333	3,785,057
Tejon Ranch Co.[a,b]	376,049	8,690,492
Transcontinental Realty Investors Inc.[a,b]	33,595	1,364,293
Trinity Place Holdings Inc.[a,b]	404,073	2,626,475

		214,759,785

Security	Shares	Value
ROAD & RAIL — 0.90%
ArcBest Corp.	521,114	$16,701,704
Avis Budget Group Inc.[a,b]	1,445,566	67,710,311
Covenant Transportation Group Inc. Class Aa,b	240,344	7,169,461
Daseke Inc.[a,b]	672,343	6,582,238
Heartland Express Inc.[a]	924,094	16,624,451
Hertz Global Holdings Inc.[a,b]	1,101,492	21,864,616
Knight-Swift Transportation Holdings Inc.[a]	2,517,680	115,838,457
Marten Transport Ltd.	774,132	17,650,210
Roadrunner Transportation Systems Inc.[a,b]	640,529	1,626,944
Saia Inc.[b]	502,856	37,789,628
Schneider National Inc. Class Ba	840,244	21,896,759
Universal Logistics Holdings Inc.	185,780	3,929,247
Werner Enterprises Inc.	945,694	34,517,831
YRC Worldwide Inc.[a,b]	665,617	5,877,398

		375,779,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Advanced Energy Industries Inc.[a,b]	792,700	50,653,530
Alpha & Omega Semiconductor Ltd.[b]	375,865	5,807,114
Ambarella Inc.[a,b]	646,944	31,693,787
Amkor Technology Inc.[a,b]	2,042,713	20,692,683
Aquantia Corp.[a,b]	141,010	2,213,857
Axcelis Technologies Inc.[b]	602,246	14,815,252
AXT Inc.[a,b]	744,658	5,398,771
Brooks Automation Inc.	1,382,145	37,428,487
Cabot Microelectronics Corp.	503,440	53,923,458
CEVA Inc.[b]	438,722	15,881,736
Cirrus Logic Inc.[a,b]	1,272,626	51,706,794
Cohu Inc.	549,290	12,529,305
Cree Inc.[a,b]	1,950,564	78,627,235
CyberOptics Corp.[a,b]	137,661	2,477,898
Diodes Inc.[b]	780,400	23,770,984
DSP Group Inc.[a,b]	441,698	5,212,036
Entegris Inc.	2,840,401	98,845,955
FormFactor Inc.[b]	1,446,673	19,747,086
GSI Technology Inc.[a,b]	285,676	2,116,859
Ichor Holdings Ltd.[a,b]	370,298	8,964,915
Impinj Inc.[a,b]	365,034	4,752,743
Inphi Corp.[a,b]	845,732	25,456,533
Integrated Device Technology Inc.[a,b]	2,678,810	81,864,434
Kopin Corp.[a,b]	1,214,483	3,789,187
Lattice Semiconductor Corp.[a,b]	2,466,235	13,736,929
MACOM Technology Solutions Holdings Inc.[a,b]	817,725	13,574,235
MaxLinear Inc.[a,b]	1,226,989	27,914,000
MKS Instruments Inc.[a]	1,079,932	124,894,136
Monolithic Power Systems Inc.	796,614	92,224,003
Nanometrics Inc.[a,b]	475,916	12,802,140
NeoPhotonics Corp.[a,b]	658,416	4,510,150
NVE Corp.	93,106	7,738,040
PDF Solutions Inc.[a,b]	559,825	6,527,559
Photronics Inc.[a,b]	1,339,697	11,052,500
Pixelworks Inc.[a,b]	589,284	2,280,529
Power Integrations Inc.	571,082	39,033,455

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Rambus Inc.[a,b]	2,166,638	$29,097,948
Rudolph Technologies Inc.[b]	624,400	17,295,880
Semtech Corp.[b]	1,300,821	50,797,060
Sigma Designs Inc.[b]	758,854	4,704,895
Silicon Laboratories Inc.[a,b]	837,489	75,290,261
SMART Global Holdings Inc.[a,b]	193,786	9,658,294
SunPower Corp.[a,b]	1,197,869	9,558,995
Synaptics Inc.[a,b]	692,728	31,678,451
Ultra Clean Holdings Inc.[a,b]	762,166	14,671,695
Veeco Instruments Inc.[a,b]	949,533	16,142,061
Xcerra Corp.[a,b]	1,039,973	12,115,685
Xperi Corp.	986,177	20,857,644

		1,306,527,184
SOFTWARE — 3.98%
8x8 Inc.[b]	1,771,276	33,034,297
A10 Networks Inc.[a,b]	984,457	5,729,540
ACI Worldwide Inc.[a,b]	2,321,953	55,076,725
Agilysys Inc.[b]	326,028	3,886,254
American Software Inc./GA Class A	530,163	6,892,119
Aspen Technology Inc.[b]	1,463,959	115,491,726
Blackbaud Inc.[a]	954,604	97,188,233
Blackline Inc.[a,b]	563,336	22,088,405
Bottomline Technologies de Inc.[a,b]	795,194	30,813,767
Callidus Software Inc.[a,b]	1,357,955	48,818,482
CommVault Systems Inc.[b]	770,429	44,068,539
Digimarc Corp.[a,b]	199,801	4,785,234
Ebix Inc.[a]	483,006	35,983,947
Ellie Mae Inc.[a,b]	676,824	62,227,199
Everbridge Inc.[a,b]	347,303	12,711,290
Fair Isaac Corp.	597,544	101,206,027
ForeScout Technologies Inc.[a,b]	109,232	3,543,486
Glu Mobile Inc.[a,b]	2,112,358	7,963,590
HubSpot Inc.[a,b]	697,140	75,500,262
Imperva Inc.[a,b]	684,322	29,631,143
Majesco[a,b]	117,145	592,754
MicroStrategy Inc. Class Ab	191,131	24,653,988
Mitek Systems Inc.[a,b]	611,353	4,524,012
MobileIron Inc.[a,b]	1,136,326	5,624,814
Model N Inc.[a,b]	474,001	8,555,718
Monotype Imaging Holdings Inc.	835,772	18,763,081
Park City Group Inc.[a,b]	257,155	2,250,106
Paycom Software Inc.[a,b]	985,118	105,791,822
Paylocity Holding Corp.[a,b]	529,911	27,147,341
Pegasystems Inc.	728,673	44,194,017
Progress Software Corp.	918,769	35,326,668
Proofpoint Inc.[a,b]	870,892	98,976,876
PROS Holdings Inc.[a,b]	531,766	17,553,596
QAD Inc. Class A	195,251	8,132,204
Qualys Inc.[a,b]	643,565	46,819,354
Rapid7 Inc.[a,b]	554,713	14,184,011
RealNetworks Inc.[a,b]	554,976	1,698,227
RealPage Inc.[a,b]	1,173,046	60,411,869
RingCentral Inc. Class Aa,b	1,299,859	82,541,046
Rosetta Stone Inc.[b]	335,103	4,406,604
Rubicon Project Inc. (The)[a,b]	889,495	1,601,091
SailPoint Technologies Holding Inc.[b]	401,536	8,307,780
SecureWorks Corp. Class Aa,b	162,068	1,309,509
Synchronoss Technologies Inc.[a,b]	837,291	8,833,420

Security	Shares	Value
Telenav Inc.[a,b]	643,280	$3,473,712
TiVo Corp.	2,392,008	32,411,708
Upland Software Inc.[a,b]	157,920	4,546,517
Varonis Systems Inc.[b]	395,313	23,916,437
VASCO Data Security International Inc.[b]	608,526	7,880,412
Verint Systems Inc.[b]	1,258,622	53,617,297
VirnetX Holding Corp.[a,b]	1,013,457	4,003,155
Workiva Inc.[a,b]	509,757	12,081,241
Zendesk Inc.[a,b]	1,991,944	95,354,359
Zix Corp.[a,b]	1,105,568	4,720,775

		1,670,845,786
SPECIALTY RETAIL — 2.23%
Aaron’s Inc.[a]	1,263,764	58,891,402
Abercrombie & Fitch Co. Class A	1,361,346	32,958,187
America’s Car-Mart Inc./TXa,b	141,989	7,163,345
American Eagle Outfitters Inc.	3,236,187	64,497,207
Asbury Automotive Group Inc.[a,b]	371,578	25,081,515
Ascena Retail Group Inc.[a,b]	3,458,125	6,950,831
At Home Group Inc.[a,b]	221,410	7,093,976
Barnes & Noble Education Inc.[b]	766,805	5,283,286
Barnes & Noble Inc.	1,208,898	5,984,045
Big 5 Sporting Goods Corp.[a]	422,654	3,064,242
Boot Barn Holdings Inc.[a,b]	399,146	7,076,859
Buckle Inc. (The)[a]	574,674	12,729,029
Build-A-Bear Workshop Inc.[a,b]	284,319	2,601,519
Caleres Inc.	847,497	28,475,899
Camping World Holdings Inc. Class Aa	635,590	20,497,777
Carvana Co.[a,b]	284,592	6,525,695
Cato Corp. (The) Class A	471,435	6,948,952
Chico’s FAS Inc.	2,513,890	22,725,566
Children’s Place Inc. (The)	344,180	46,550,345
Citi Trends Inc.	265,395	8,203,359
Conn’s Inc.[a,b]	373,356	12,694,104
Container Store Group Inc. (The)[a,b]	321,179	1,747,214
DSW Inc. Class A	1,317,888	29,599,764
Express Inc.[a,b]	1,550,433	11,101,100
Finish Line Inc. (The) Class A	761,722	10,313,716
Five Below Inc.[a,b]	1,078,464	79,094,550
Francesca’s Holdings Corp.[a,b]	745,791	3,579,797
Genesco Inc.[a,b]	390,233	15,843,460
GNC Holdings Inc. Class Aa,b	1,364,141	5,265,584
Group 1 Automotive Inc.	398,651	26,047,856
Guess? Inc.	1,202,066	24,930,849
Haverty Furniture Companies Inc.	370,925	7,474,139
Hibbett Sports Inc.[a,b]	378,039	9,054,034
Hudson Ltd. Class Ab	785,485	12,497,066
J. Jill Inc.[a,b]	236,059	1,043,381
Kirkland’s Inc.[a,b]	309,179	2,995,945
Lithia Motors Inc. Class A	469,078	47,151,721
Lumber Liquidators Holdings Inc.[a,b]	564,574	13,504,610
MarineMax Inc.[a,b]	432,208	8,406,446
Monro Inc.[a]	627,615	33,640,164
National Vision Holdings Inc.[a,b]	607,269	19,620,861
Office Depot Inc.	10,186,134	21,900,188
Party City Holdco Inc.[a,b]	708,018	11,045,081

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
Pier 1 Imports Inc.	1,631,336	$5,252,902
Rent-A-Center Inc./TXa	860,744	7,428,221
RHa,b	400,837	38,191,749
Shoe Carnival Inc.	231,032	5,498,562
Sleep Number Corp.[a,b]	789,370	27,746,355
Sonic Automotive Inc. Class A	503,802	9,547,048
Sportsman’s Warehouse Holdings Inc.[a,b]	725,151	2,958,616
Tailored Brands Inc.	987,802	24,754,318
Tile Shop Holdings Inc.	805,619	4,833,714
Tilly’s Inc. Class A	258,471	2,920,722
Vitamin Shoppe Inc.[a,b]	427,934	1,861,513
Winmark Corp.[a]	46,698	6,108,098
Zumiez Inc.[a,b]	367,063	8,772,806

		933,729,290
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.45%
3D Systems Corp.[a,b]	2,186,643	25,343,192
Avid Technology Inc.[a,b]	684,526	3,107,748
CPI Card Group Inc.[a]	105,180	317,118
Cray Inc.[a,b]	806,631	16,697,262
Diebold Nixdorf Inc.[a]	1,522,848	23,451,859
Eastman Kodak Co.[a,b]	331,067	1,771,209
Electronics For Imaging Inc.[a,b]	903,955	24,705,090
Immersion Corp.[a,b]	584,015	6,978,979
Intevac Inc.[a,b]	379,771	2,620,420
Pure Storage Inc. Class Aa,b	1,931,942	38,542,243
Quantum Corp.[a,b]	573,948	2,089,171
Stratasys Ltd.[a,b]	1,007,762	20,336,637
Super Micro Computer Inc.[a,b]	785,821	13,358,957
USA Technologies Inc.[a,b]	966,489	8,698,401

		188,018,286
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Columbia Sportswear Co.	582,490	44,519,711
Crocs Inc.[b]	1,395,306	22,673,722
Culp Inc.	218,099	6,662,924
Deckers Outdoor Corp.[b]	631,100	56,817,933
Delta Apparel Inc.[a,b]	153,279	2,762,088
Fossil Group Inc.[a,b]	893,452	11,346,840
G-III Apparel Group Ltd.[a,b]	871,166	32,825,535
Iconix Brand Group Inc.[a,b]	1,003,629	1,114,028
Movado Group Inc.	304,094	11,677,210
Oxford Industries Inc.	330,173	24,617,699
Perry Ellis International Inc.[a,b]	256,210	6,610,218
Sequential Brands Group Inc.[a,b]	794,862	1,657,287
Steven Madden Ltd.	1,175,850	51,619,815
Superior Uniform Group Inc.	178,227	4,682,023
Unifi Inc.[b]	304,603	11,041,859
Vera Bradley Inc.[a,b]	404,329	4,289,931
Wolverine World Wide Inc.	1,852,760	53,544,764

		348,463,587
THRIFTS & MORTGAGE FINANCE — 2.28%
BankFinancial Corp.	310,221	5,267,553
Bear State Financial Inc.	419,936	4,304,344
Beneficial Bancorp. Inc.	1,375,673	21,391,715

Security	Shares	Value
BofI Holding Inc.[a,b]	1,179,043	$47,786,613
BSB Bancorp. Inc./MAa,b	167,027	5,111,026
Capitol Federal Financial Inc.	2,569,232	31,730,015
Charter Financial Corp./MD	245,315	5,001,973
Clifton Bancorp. Inc.[a]	397,249	6,216,947
Dime Community Bancshares Inc.	640,238	11,780,379
Entegra Financial Corp.[a,b]	136,895	3,969,955
ESSA Bancorp. Inc.	184,483	2,706,366
Essent Group Ltd.[b]	1,625,550	69,183,408
Federal Agricultural Mortgage Corp. Class C NVS	180,166	15,678,045
First Defiance Financial Corp.	200,579	11,497,188
Flagstar Bancorp. Inc.[a,b]	431,067	15,259,772
Greene County Bancorp. Inc.[a]	59,784	2,194,073
Hingham Institution for Savings	26,535	5,466,210
Home Bancorp. Inc.	117,192	5,059,179
HomeStreet Inc.[a,b]	539,372	15,453,008
Impac Mortgage Holdings Inc.[a,b]	210,380	1,662,002
Kearny Financial Corp./MD	1,576,535	20,494,955
LendingTree Inc.[a,b]	127,526	41,847,657
Luther Burbank Corp.	289,896	3,481,651
Malvern Bancorp. Inc.[a,b]	128,714	3,346,564
Merchants Bancorp/IN	148,736	3,197,824
Meridian Bancorp. Inc.	948,698	19,116,265
Meta Financial Group Inc.	180,471	19,707,433
MGIC Investment Corp.[a,b]	7,438,831	96,704,803
Nationstar Mortgage Holdings Inc.[b]	586,665	10,536,503
NMI Holdings Inc. Class Aa,b	1,149,527	19,024,672
Northfield Bancorp. Inc.	867,718	13,545,078
Northwest Bancshares Inc.	1,884,051	31,199,885
OceanFirst Financial Corp.	807,167	21,591,717
Oconee Federal Financial Corp.	24,497	705,759
Ocwen Financial Corp.[a,b]	2,165,611	8,922,317
Oritani Financial Corp.	802,063	12,311,667
PCSB Financial Corp.[a,b]	354,827	7,444,271
PennyMac Financial Services Inc. Class Ab,d	224,219	5,078,560
PHH Corp.[a,b]	650,720	6,806,531
Provident Bancorp. Inc.[a,b]	86,791	2,304,301
Provident Financial Holdings Inc.	132,760	2,401,628
Provident Financial Services Inc.	1,239,600	31,721,364
Prudential Bancorp. Inc.	161,281	2,925,637
Radian Group Inc.[a]	4,337,024	82,576,937
Riverview Bancorp. Inc.	395,603	3,694,932
SI Financial Group Inc.	223,744	3,221,914
Southern Missouri Bancorp. Inc.	121,714	4,454,732
Sterling Bancorp Inc./MIa	353,315	4,773,286
Territorial Bancorp. Inc.	159,737	4,737,799
Timberland Bancorp. Inc./WA	121,693	3,699,467
TrustCo Bank Corp. NY	1,867,631	15,781,482
United Community Financial Corp./OH	984,008	9,702,319
United Financial Bancorp. Inc.	1,026,975	16,636,995
Walker & Dunlop Inc.	550,282	32,697,757
Washington Federal Inc.	1,709,517	59,149,288
Waterstone Financial Inc.	524,903	9,080,822
Western New England Bancorp Inc.	554,236	5,902,613
WSFS Financial Corp.	604,196	28,940,988

		956,188,144

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2018

Security	Shares	Value
TOBACCO — 0.16%
Turning Point Brands Inc.[a]	118,810	$2,309,666
Universal Corp./VA	497,855	24,145,968
Vector Group Ltd.	1,978,103	40,333,520

		66,789,154
TRADING COMPANIES & DISTRIBUTORS — 1.35%
Aircastle Ltd.	961,128	19,088,002
Applied Industrial Technologies Inc.	762,533	55,588,656
Beacon Roofing Supply Inc.[a,b]	1,367,038	72,548,707
BMC Stock Holdings Inc.[a,b]	1,293,863	25,295,022
CAI International Inc.[a,b]	327,748	6,967,922
DXP Enterprises Inc./TXb	316,358	12,322,144
EnviroStar Inc.[a]	69,178	2,715,236
Foundation Building Materials Inc.[a,b]	297,454	4,435,039
GATX Corp.	759,859	52,042,743
GMS Inc.[b]	652,572	19,942,600
H&E Equipment Services Inc.	633,697	24,390,998
Herc Holdings Inc.[a,b]	493,260	32,037,237
Huttig Building Products Inc.[a,b]	477,549	2,497,581
Kaman Corp.	543,546	33,765,078
Lawson Products Inc./DEa,b	127,873	3,228,793
MRC Global Inc.[a,b]	1,760,101	28,936,060
Nexeo Solutions Inc.[a,b]	526,102	5,629,291
NOW Inc.[a,b]	2,157,500	22,049,650
Rush Enterprises Inc. Class Ab	612,306	26,016,882
Rush Enterprises Inc. Class Bb	105,158	4,246,280
SiteOne Landscape Supply Inc.[a,b]	676,250	52,098,300
Textainer Group Holdings Ltd.[b]	549,902	9,320,839
Titan Machinery Inc.[a,b]	373,667	8,803,595
Triton International Ltd.	938,416	28,715,530
Veritiv Corp.[a,b]	230,184	9,023,213
Willis Lease Finance Corp.[a,b]	78,586	2,693,928

		564,399,326
WATER UTILITIES — 0.35%
American States Water Co.	723,685	38,398,726
AquaVenture Holdings Ltd.[a,b]	229,145	2,845,981
Artesian Resources Corp. Class A NVS	158,092	5,767,196
Cadiz Inc.[a,b]	424,420	5,729,670
California Water Service Group	956,475	35,628,694
Connecticut Water Service Inc.	230,113	13,928,740
Consolidated Water Co. Ltd.	286,408	4,167,236
Global Water Resources Inc.	200,272	1,796,440
Middlesex Water Co.	317,421	11,649,350
Pure Cycle Corp.[a,b]	336,526	3,180,171
SJW Group	328,104	17,294,362
York Water Co. (The)	255,899	7,932,869

		148,319,435

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a,b]	745,037	$18,454,566
Shenandoah Telecommunications Co.	930,760	33,507,360
Spok Holdings Inc.	394,763	5,901,707

		57,863,633

TOTAL COMMON STOCKS (Cost: $48,389,472,243)		41,830,883,801

RIGHTS — 0.00%

ELECTRICAL EQUIPMENT — 0.00%
Babcock & Wilcox Enterprises Inc. (Expires 04/10/18)[a,b]	871,783	1,672,080

		1,672,080

TOTAL RIGHTS (Cost: $0)		1,672,080

SHORT-TERM INVESTMENTS — 13.24%

MONEY MARKET FUNDS — 13.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	5,433,189,443	5,433,189,443
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	114,945,427	114,945,427

		5,548,134,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,548,324,411)		5,548,134,870

TOTAL INVESTMENTS IN SECURITIES — 113.03% (Cost: $53,937,796,654)		47,380,690,751
Other Assets, Less Liabilities — (13.03)%		(5,462,092,603)

NET ASSETS — 100.00%		$41,918,598,148

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.08%
Aerojet Rocketdyne Holdings Inc.[a,b]	571,946	$15,997,330
Astronics Corp.[a,b]	173,204	6,460,509
Axon Enterprise Inc.[a,b]	431,247	16,952,320
Curtiss-Wright Corp.	273,555	36,949,074
Kratos Defense & Security Solutions Inc.[a,b]	271,829	2,797,120
Mercury Systems Inc.[a,b]	357,494	17,274,110
Moog Inc. Class Ab	24,362	2,007,672
National Presto Industries Inc.[a]	4,061	380,719
Sparton Corp.[b]	5,081	88,460
Vectrus Inc.[a,b]	18,767	698,883

		99,606,197
AIR FREIGHT & LOGISTICS — 0.28%
Air Transport Services Group Inc.[a,b]	485,562	11,323,306
Forward Air Corp.	244,124	12,904,395
Radiant Logistics Inc.[b]	311,213	1,204,394

		25,432,095
AIRLINES — 0.36%
Allegiant Travel Co.	104,700	18,065,985
Hawaiian Holdings Inc.[a]	380,371	14,720,358

		32,786,343
AUTO COMPONENTS — 1.12%
Cooper-Standard Holdings Inc.[a,b]	30,899	3,794,706
Dana Inc.	583,364	15,027,457
Dorman Products Inc.[a,b]	222,776	14,749,999
Fox Factory Holding Corp.[a,b]	289,331	10,097,652
Gentherm Inc.[b]	237,488	8,062,718
Horizon Global Corp.[a,b]	208,819	1,720,669
LCI Industries	200,620	20,894,573
Shiloh Industries Inc.[a,b]	74,762	650,429
Standard Motor Products Inc.	111,371	5,297,918
Tenneco Inc.	421,228	23,112,780

		103,408,901
AUTOMOBILES — 0.09%
Winnebago Industries Inc.	228,178	8,579,493

		8,579,493
BANKS — 2.20%
Access National Corp.	7,888	225,045
Allegiance Bancshares Inc.[a,b]	67,056	2,625,242
Ameris Bancorp.	227,552	12,037,501
Atlantic Capital Bancshares Inc.[a,b]	31,925	577,843
Bank of NT Butterfield & Son Ltd. (The)	317,454	14,247,336
Bankwell Financial Group Inc.	9,023	291,262
Blue Hills Bancorp. Inc.	97,033	2,023,138
Bryn Mawr Bank Corp.	12,770	561,242

Security	Shares	Value
Byline Bancorp Inc.[a,b]	14,108	$323,496
Capstar Financial Holdings Inc.[a,b]	21,123	397,746
Carolina Financial Corp.[a]	119,135	4,679,623
CBTX Inc.[a]	3,157	92,942
Central Pacific Financial Corp.	15,416	438,739
CoBiz Financial Inc.	34,036	667,106
Columbia Banking System Inc.	61,074	2,562,054
ConnectOne Bancorp. Inc.	68,531	1,973,693
Eagle Bancorp. Inc.[a,b]	209,905	12,562,814
Equity Bancshares Inc. Class Aa,b	30,018	1,175,505
FB Financial Corp.[a,b]	53,193	2,159,104
First Connecticut Bancorp. Inc./Farmington CT	26,096	668,058

First Financial Bankshares Inc.	341,126	15,794,134
First Financial Northwest Inc.	8,699	145,708
First Foundation Inc.[a,b]	85,893	1,592,456
First of Long Island Corp. (The)	36,884	1,012,466
Franklin Financial Network Inc.[a,b]	25,951	846,003
Glacier Bancorp. Inc.	104,740	4,019,921
Green Bancorp. Inc.[b]	35,066	780,218
Guaranty Bancorp.	38,045	1,078,576
Guaranty Bancshares Inc./TX	64,929	2,162,785
HarborOne Bancorp Inc.[a,b]	52,107	920,210
Heritage Commerce Corp.	27,220	448,586
Home BancShares Inc./AR	1,051,937	23,994,683
Howard Bancorp. Inc.[a,b]	14,909	295,198
Investar Holding Corp.	21,942	567,201
Lakeland Financial Corp.	32,931	1,522,400
LegacyTexas Financial Group Inc.	163,412	6,997,302
Live Oak Bancshares Inc.[a]	194,708	5,412,882
MB Financial Inc.	56,593	2,290,885
Metropolitan Bank Holding Corp.[a,b]	3,056	128,688
Midland States Bancorp. Inc.	8,011	252,827
MidSouth Bancorp. Inc.[a]	7,414	93,787
National Bank Holdings Corp. Class A	71,754	2,385,820
National Commerce Corp.[b]	46,237	2,013,621
Old Line Bancshares Inc.[a]	8,496	280,368
Opus Bank	110,786	3,102,008
Pacific Premier Bancorp. Inc.[a,b]	113,357	4,556,951
People’s Utah Bancorp.	14,811	478,395
Preferred Bank/Los Angeles CA	110,231	7,076,830
RBB Bancorp	3,176	83,751
Republic First Bancorp. Inc.[a,b]	89,891	782,052
ServisFirst Bancshares Inc.[a]	383,193	15,641,938
South State Corp.	20,285	1,730,310
Texas Capital Bancshares Inc.[a,b]	316,131	28,420,177
Tompkins Financial Corp.	6,336	480,015
TriState Capital Holdings Inc.[a,b]	51,059	1,187,122
Union Bankshares Inc./Morrisville VTa	29,817	1,514,704
Veritex Holdings Inc.[a,b]	42,218	1,168,172
West Bancorp. Inc.	29,831	763,674

		202,312,313
BEVERAGES — 0.46%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	68,719	12,991,327
Castle Brands Inc.[a,b]	726,742	901,160
Coca-Cola Bottling Co. Consolidated	38,822	6,703,395

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Craft Brew Alliance Inc.[a,b]	105,431	$1,961,017
MGP Ingredients Inc.[a]	94,610	8,476,110
National Beverage Corp.	95,663	8,515,920
Primo Water Corp.[a,b]	210,374	2,463,479

		42,012,408
BIOTECHNOLOGY — 9.43%
Acceleron Pharma Inc.[a,b]	256,653	10,035,132
Achaogen Inc.[a,b]	285,948	3,703,027
Acorda Therapeutics Inc.[a,b]	50,520	1,194,798
Adamas Pharmaceuticals Inc.[a,b]	74,756	1,786,668
Aduro Biotech Inc.[a,b]	358,915	3,337,909
Advaxis Inc.[a,b]	277,593	469,132
Agenus Inc.[a,b]	526,555	2,480,074
Aileron Therapeutics Inc.[a,b]	31,120	253,006
Aimmune Therapeutics Inc.[a,b]	293,059	9,328,068
Akebia Therapeutics Inc.[a,b]	371,404	3,539,480
Alder Biopharmaceuticals Inc.[a,b]	86,909	1,103,744
Allena Pharmaceuticals Inc.[a,b]	33,304	367,010
Amicus Therapeutics Inc.[a,b]	1,542,100	23,193,184
AnaptysBio Inc.[b]	147,668	15,369,285
Anavex Life Sciences Corp.[a,b]	304,233	839,683
Apellis Pharmaceuticals Inc.[b]	66,894	1,479,026
Arena Pharmaceuticals Inc.[b]	395,495	15,622,052
ARMO BioSciences Inc.[b]	41,781	1,563,027
Array BioPharma Inc.[a,b]	1,447,491	23,623,053
Arsanis Inc.[b]	28,358	649,115
Asterias Biotherapeutics Inc.[a,b]	236,711	343,231
Athenex Inc.[a,b]	42,662	725,681
Athersys Inc.[a,b]	787,527	1,441,174
Audentes Therapeutics Inc.[a,b]	151,990	4,567,299
Avexis Inc.[a,b]	230,752	28,516,332
Axovant Sciences Ltd.[b]	266,034	353,825
Bellicum Pharmaceuticals Inc.[a,b]	156,483	1,026,528
BioCryst Pharmaceuticals Inc.[a,b]	686,141	3,272,893
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	232,606	5,991,931
BioSpecifics Technologies Corp.[a,b]	47,250	2,095,065
Bluebird Bio Inc.[a,b]	159,491	27,233,088
Blueprint Medicines Corp.[a,b]	351,837	32,263,453
Calithera Biosciences Inc.[b]	254,603	1,603,999
Calyxt Inc.[a,b]	29,661	389,152
Cara Therapeutics Inc.[a,b]	191,622	2,372,280
Catalyst Pharmaceuticals Inc.[a,b]	721,840	1,725,198
Celcuity Inc.[a,b]	17,226	283,884
ChemoCentryx Inc.[a,b]	205,181	2,790,462
Clovis Oncology Inc.[a,b]	363,464	19,190,899
Coherus Biosciences Inc.[a,b]	318,735	3,522,022
Conatus Pharmaceuticals Inc.[a,b]	212,615	1,248,050
Concert Pharmaceuticals Inc.[b]	63,736	1,459,554
Corbus Pharmaceuticals Holdings Inc.[a,b]	400,429	2,442,617
Cue Biopharma Inc.[a,b]	54,386	764,123
Curis Inc.[b]	1,027,781	671,449
Cytokinetics Inc.[b]	345,238	2,485,714
CytomX Therapeutics Inc.[a,b]	241,406	6,868,001
Deciphera Pharmaceuticals Inc.[a,b]	50,972	1,021,479
Denali Therapeutics Inc.[b]	98,497	1,939,406
Dyax Corp.[b,c]	1,121,579	2,568,416
Dynavax Technologies Corp.[a,b]	39,462	783,321
Eagle Pharmaceuticals Inc./DEa,b	66,353	3,496,140

Security	Shares	Value
Edge Therapeutics Inc.[a,b]	165,076	$194,790
Editas Medicine Inc.[a,b]	219,234	7,267,607
Emergent BioSolutions Inc.[b]	133,920	7,050,888
Epizyme Inc.[a,b]	298,033	5,290,086
Esperion Therapeutics Inc.[a,b]	141,927	10,265,580
Exact Sciences Corp.[a,b]	969,015	39,080,375
Fate Therapeutics Inc.[a,b]	98,368	960,072
FibroGen Inc.[b]	576,547	26,636,471
Flexion Therapeutics Inc.[a,b]	271,086	6,075,037
Fortress Biotech Inc.[a,b]	280,276	1,275,256
Foundation Medicine Inc.[a,b]	119,824	9,436,140
G1 Therapeutics Inc.[a,b]	82,719	3,064,739
Genocea Biosciences Inc.[a,b]	569,920	598,416
Genomic Health Inc.[a,b]	165,509	5,178,777
Geron Corp.[a,b]	1,235,565	5,251,151
Global Blood Therapeutics Inc.[a,b]	321,527	15,529,754
Halozyme Therapeutics Inc.[a,b]	987,510	19,345,321
Heron Therapeutics Inc.[b]	384,375	10,608,750
Idera Pharmaceuticals Inc.[b]	1,089,652	2,004,960
Immune Design Corp.[a,b]	43,382	143,161
ImmunoGen Inc.[a,b]	826,503	8,694,812
Immunomedics Inc.[a,b]	327,171	4,779,968
Inovio Pharmaceuticals Inc.[a,b]	682,956	3,216,723
Insmed Inc.[a,b]	542,500	12,217,100
Insys Therapeutics Inc.[a,b]	202,208	1,221,336
Invitae Corp.[a,b]	361,358	1,694,769
Iovance Biotherapeutics Inc.[a,b]	36,683	619,943
Ironwood Pharmaceuticals Inc.[a,b]	1,114,941	17,203,540
Jounce Therapeutics Inc.[a,b]	118,989	2,659,404
Karyopharm Therapeutics Inc.[a,b]	60,944	817,868
Keryx Biopharmaceuticals Inc.[a,b]	749,664	3,066,126
Kindred Biosciences Inc.[b]	21,457	185,603
Kura Oncology Inc.[b]	177,615	3,330,281
La Jolla Pharmaceutical Co.[a,b]	140,206	4,175,335
Lexicon Pharmaceuticals Inc.[a,b]	361,290	3,096,255
Ligand Pharmaceuticals Inc.[a,b]	169,622	28,014,769
Loxo Oncology Inc.[a,b]	189,095	21,815,890
MacroGenics Inc.[a,b]	79,510	2,000,472
Madrigal Pharmaceuticals Inc.[a,b]	38,999	4,554,693
Matinas BioPharma Holdings Inc.[a,b]	438,725	335,537
MediciNova Inc.[a,b]	272,044	2,780,290
Merrimack Pharmaceuticals Inc.	69,602	560,296
Mersana Therapeutics Inc.[a,b]	68,438	1,079,267
MiMedx Group Inc.[a,b]	861,514	6,004,753
Minerva Neurosciences Inc.[a,b]	185,441	1,159,006
Miragen Therapeutics Inc.[a,b]	116,957	819,869
Momenta Pharmaceuticals Inc.[a,b]	155,193	2,816,753
Natera Inc.[a,b]	261,030	2,419,748
NewLink Genetics Corp.[a,b]	240,129	1,740,935
Novavax Inc.[a,b]	1,004,317	2,109,066
Nymox Pharmaceutical Corp.[a,b]	95,381	403,462
Oncocyte Corp.[a,b]	31,517	66,186
Organovo Holdings Inc.[a,b]	821,884	846,541
Ovid therapeutics Inc.[a,b]	100,929	713,568
Pieris Pharmaceuticals Inc.[a,b]	330,501	2,254,017
Portola Pharmaceuticals Inc.[a,b]	435,014	14,207,557
Progenics Pharmaceuticals Inc.[a,b]	587,649	4,383,862

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Protagonist Therapeutics Inc.[b]	38,812	$333,395
Prothena Corp. PLC[a,b]	248,067	9,106,540
PTC Therapeutics Inc.[a,b]	263,551	7,131,690
Puma Biotechnology Inc.[b]	240,651	16,376,301
Ra Pharmaceuticals Inc.[b]	133,274	707,685
Radius Health Inc.[a,b]	316,633	11,379,790
Recro Pharma Inc.[b]	12,099	133,210
REGENXBIO Inc.[a,b]	64,029	1,911,266
Repligen Corp.[a,b]	312,849	11,318,877
Rhythm Pharmaceuticals Inc.[a,b]	50,885	1,012,611
Rigel Pharmaceuticals Inc.[a,b]	1,222,523	4,327,731
Sage Therapeutics Inc.[a,b]	347,861	56,029,971
Sangamo Therapeutics Inc.[a,b]	693,567	13,177,773
Sarepta Therapeutics Inc.[a,b]	386,198	28,613,410
Selecta Biosciences Inc.[a,b]	114,234	1,164,044
Seres Therapeutics Inc.[a,b]	169,970	1,247,580
Solid Biosciences Inc.[b]	55,397	415,477
Spark Therapeutics Inc.[a,b]	228,431	15,211,220
Spero Therapeutics Inc.[a,b]	37,263	530,998
Stemline Therapeutics Inc.[a,b]	37,684	576,565
Strongbridge Biopharma PLC[a,b]	207,378	1,835,295
Syndax Pharmaceuticals Inc.[a,b]	91,843	1,306,926
Synergy Pharmaceuticals Inc.[a,b]	2,054,423	3,759,594
Syros Pharmaceuticals Inc.[a,b]	127,540	1,655,469
TG Therapeutics Inc.[a,b]	425,711	6,045,096
Tocagen Inc.[b]	131,346	1,556,450
Trevena Inc.[a,b]	25,951	42,560
Ultragenyx Pharmaceutical Inc.[a,b]	367,966	18,762,586
Vanda Pharmaceuticals Inc.[a,b]	363,794	6,129,929
VBI Vaccines Inc.[b]	286,000	1,001,000
Veracyte Inc.[b]	196,838	1,094,419
Versartis Inc.[a,b]	266,415	439,585
vTv Therapeutics Inc. Class Aa,b	61,599	250,708
XBiotech Inc.[a,b]	145,516	778,511
Xencor Inc.[a,b]	315,839	9,468,853
ZIOPHARM Oncology Inc.[a,b]	1,098,414	4,305,783

		867,854,968
BUILDING PRODUCTS — 2.04%
AAON Inc.	342,227	13,346,853
Advanced Drainage Systems Inc.	295,239	7,646,690
American Woodmark Corp.[b]	115,340	11,355,223
Apogee Enterprises Inc.	231,420	10,032,057
Builders FirstSource Inc.[b]	913,620	18,126,221
Caesarstone Ltd.[a]	120,138	2,360,712
Continental Building Products Inc.[b]	313,592	8,953,052
CSW Industrials Inc.[b]	52,009	2,343,005
Griffon Corp.	207,642	3,789,466
Insteel Industries Inc.[a]	135,213	3,735,935
JELD-WEN Holding Inc.[a,b]	558,192	17,091,839
Masonite International Corp.[b]	234,696	14,398,600
NCI Building Systems Inc.[a,b]	352,988	6,247,888
Patrick Industries Inc.[a,b]	198,764	12,293,553
PGT Innovations Inc.[b]	402,427	7,505,263
Ply Gem Holdings Inc.[b]	184,430	3,983,688
Quanex Building Products Corp.	25,502	443,735
Simpson Manufacturing Co. Inc.	51,059	2,940,488
Trex Co. Inc.[a,b]	244,471	26,591,111
Universal Forest Products Inc.	439,711	14,268,622

		187,454,001

Security	Shares	Value
CAPITAL MARKETS — 1.46%
Artisan Partners Asset Management Inc. Class A	376,982	$12,553,501
BrightSphere Investment Group PLC	627,644	9,891,669
Cohen & Steers Inc.	176,201	7,164,333
Cowen Inc. Class Aa,b	11,417	150,704
Diamond Hill Investment Group Inc.	26,121	5,395,554
Donnelley Financial Solutions Inc.[b]	254,318	4,366,640
Evercore Inc. Class A	318,173	27,744,686
Financial Engines Inc.	484,344	16,952,040
GAMCO Investors Inc. Class Aa	7,217	179,198
Hamilton Lane Inc. Class A	79,386	2,955,541
Houlihan Lokey Inc.	221,121	9,861,997
Investment Technology Group Inc.	38,067	751,442
Ladenburg Thalmann Financial Services Inc.	105,516	345,037
Medley Management Inc. Class A	20,534	117,044
Moelis & Co. Class A	257,892	13,113,808
Piper Jaffray Companies	6,201	514,993
Pzena Investment Management Inc. Class A	108,741	1,210,287
Silvercrest Asset Management Group Inc. Class A	59,314	901,573
Value Line Inc.	8,628	157,892
Virtu Financial Inc. Class Aa	208,932	6,894,756
Virtus Investment Partners Inc.	7,807	966,507
Westwood Holdings Group Inc.	68,014	3,842,111
WisdomTree Investments Inc.	926,022	8,491,622

		134,522,935
CHEMICALS — 2.63%
A Schulman Inc.	236,164	10,155,052
Advanced Emissions Solutions Inc.[a]	24,437	279,070
AdvanSix Inc.[a,b]	213,761	7,434,608
Balchem Corp.[a]	262,049	21,422,506
Chase Corp.	59,044	6,875,674
Ferro Corp.[a,b]	691,974	16,067,636
Flotek Industries Inc.[a,b]	50,566	308,453
Hawkins Inc.	16,569	582,400
HB Fuller Co.	312,809	15,555,992
Ingevity Corp.[b]	351,913	25,932,469
KMG Chemicals Inc.	108,435	6,500,678
Koppers Holdings Inc.[b]	170,354	7,001,549
Kraton Corp.[b]	53,317	2,543,754
Kronos Worldwide Inc.	188,527	4,260,710
Minerals Technologies Inc.	164,315	11,000,889
OMNOVA Solutions Inc.[b]	238,232	2,501,436
PolyOne Corp.	665,890	28,313,643
PQ Group Holdings Inc.[a,b]	81,856	1,143,528
Quaker Chemical Corp.	107,478	15,920,716
Rayonier Advanced Materials Inc.	259,578	5,573,140
Sensient Technologies Corp.	359,541	25,376,404
Stepan Co.	104,954	8,730,074
Trinseo SA	256,657	19,005,451
Valhi Inc.	13,307	80,640

		242,566,472

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.36%
ABM Industries Inc.	234,706	$7,857,957
Advanced Disposal Services Inc.[a,b]	417,171	9,294,570
Aqua Metals Inc.[a,b]	138,232	358,021
Brady Corp. Class A NVS	299,623	11,130,994
Brink’s Co. (The)	379,442	27,073,187
Casella Waste Systems Inc. Class Ab	64,045	1,497,372
Cimpress NVa,b	202,457	31,320,098
Covanta Holding Corp.	969,720	14,060,940
Deluxe Corp.	394,774	29,217,224
Healthcare Services Group Inc.	589,485	25,630,808
Heritage-Crystal Clean Inc.[a,b]	66,576	1,567,865
Herman Miller Inc.	420,647	13,439,672
HNI Corp.	358,623	12,942,704
Hudson Technologies Inc.[a,b]	304,849	1,505,954
InnerWorkings Inc.[a,b]	362,684	3,282,290
Interface Inc.	436,302	10,994,810
Kimball International Inc. Class B NVS	260,452	4,438,102
Knoll Inc.	374,911	7,569,453
Matthews International Corp. Class A	258,891	13,099,884
McGrath RentCorp	12,839	689,326
MSA Safety Inc.	275,727	22,951,515
Multi-Color Corp.[a]	112,724	7,445,420
Quad/Graphics Inc.	145,811	3,696,309
RR Donnelley & Sons Co.	162,231	1,416,277
SP Plus Corp.[b]	43,982	1,565,759
Steelcase Inc. Class A	564,037	7,670,903
Team Inc.[a,b]	111,396	1,531,695
Tetra Tech Inc.	430,842	21,089,716
U.S. Ecology Inc.	180,556	9,623,635
Viad Corp.	99,942	5,241,958

		309,204,418
COMMUNICATIONS EQUIPMENT — 1.87%
Acacia Communications Inc.[a,b]	139,113	5,350,286
Aerohive Networks Inc.[a,b]	262,682	1,061,235
Applied Optoelectronics Inc.[a,b]	155,762	3,903,396
CalAmp Corp.[a,b]	287,247	6,572,211
Casa Systems Inc.[b]	25,300	742,302
Ciena Corp.[a,b]	1,179,061	30,537,680
Clearfield Inc.[b]	100,359	1,294,631
EMCORE Corp.[b]	78,129	445,335
Extreme Networks Inc.[b]	938,486	10,389,040
Finisar Corp.[a,b]	436,253	6,897,160
InterDigital Inc./PA	286,632	21,096,115
Lumentum Holdings Inc.[a,b]	508,908	32,468,331
Oclaro Inc.[b]	1,202,888	11,499,609
Plantronics Inc.	272,634	16,458,915
Quantenna Communications Inc.[a,b]	185,420	2,540,254
Ubiquiti Networks Inc.[a,b]	185,560	12,766,528
ViaSat Inc.[a,b]	23,906	1,571,102
Viavi Solutions Inc.[b]	704,598	6,848,693

		172,442,823

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.44%
Argan Inc.	120,417	$5,171,910
Comfort Systems USA Inc.	304,225	12,549,281
Dycom Industries Inc.[a,b]	249,574	26,861,650
EMCOR Group Inc.	365,773	28,504,690
Granite Construction Inc.	255,623	14,279,101
Great Lakes Dredge & Dock Corp.[a,b]	42,482	195,417
HC2 Holdings Inc.[a,b]	338,770	1,781,930
KBR Inc.	128,921	2,087,231
MasTec Inc.[a,b]	550,909	25,920,268
MYR Group Inc.[b]	59,514	1,834,221
NV5 Global Inc.[a,b]	49,966	2,785,605
Orion Group Holdings Inc.[b]	108,748	716,649
Primoris Services Corp.	325,561	8,132,514
Sterling Construction Co. Inc.[a,b]	51,320	588,127
Tutor Perini Corp.[a,b]	48,711	1,074,078

		132,482,672
CONSTRUCTION MATERIALS — 0.40%
Forterra Inc.[a,b]	155,150	1,290,848
Summit Materials Inc. Class Aa,b	915,840	27,731,635
U.S. Concrete Inc.[a,b]	130,613	7,889,025
U.S. Lime & Minerals Inc.	930	68,058

		36,979,566
CONSUMER FINANCE — 0.54%
Curo Group Holdings Corp.[b]	12,589	216,531
Elevate Credit Inc.[a,b]	9,750	69,030
Enova International Inc.[b]	86,839	1,914,800
FirstCash Inc.	70,393	5,719,431
Green Dot Corp. Class Ab	383,490	24,604,718
LendingClub Corp.[a,b]	2,491,760	8,721,160
PRA Group Inc.[a,b]	219,132	8,327,016
Regional Management Corp.[a,b]	7,126	226,892

		49,799,578
CONTAINERS & PACKAGING — 0.17%
Greif Inc. Class A NVS	181,837	9,500,983
Greif Inc. Class B	40,355	2,350,679
Myers Industries Inc.	192,287	4,066,870

		15,918,532
DISTRIBUTORS — 0.09%
Core-Mark Holding Co. Inc.	376,665	8,007,898
Funko Inc. Class Aa,b	31,762	260,766

		8,268,664
DIVERSIFIED CONSUMER SERVICES — 1.21%
Bridgepoint Education Inc.[a,b]	186,982	1,260,259
Cambium Learning Group Inc.[b]	27,219	304,853

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Capella Education Co.	89,432	$7,811,885
Carriage Services Inc.	47,379	1,310,503
Chegg Inc.[a,b]	796,712	16,460,070
Collectors Universe Inc.	64,314	1,010,373
Grand Canyon Education Inc.[b]	386,467	40,548,117
Houghton Mifflin Harcourt Co.[a,b]	595,926	4,141,686
Liberty Tax Inc.	5,228	52,803
Sotheby’sb	315,215	16,173,682
Strayer Education Inc.	87,875	8,879,769
Weight Watchers International Inc.[a,b]	217,441	13,855,340

		111,809,340
DIVERSIFIED FINANCIAL SERVICES — 0.01%
Marlin Business Services Corp.	24,093	683,037

		683,037
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
Cogent Communications Holdings Inc.	347,220	15,069,348
Consolidated Communications Holdings Inc.	297,673	3,262,496
Globalstar Inc.[a,b]	3,073,351	2,112,929
IDT Corp. Class B	92,998	583,098
Ooma Inc.[a,b]	140,869	1,535,472
ORBCOMM Inc.[a,b]	519,598	4,868,633
Vonage Holdings Corp.[a,b]	1,702,023	18,126,545

		45,558,521
ELECTRIC UTILITIES — 0.10%
MGE Energy Inc.	140,159	7,862,920
Spark Energy Inc. Class Aa	83,515	989,653

		8,852,573
ELECTRICAL EQUIPMENT — 0.95%
Allied Motion Technologies Inc.[a]	53,472	2,125,512
Atkore International Group Inc.[b]	276,672	5,491,939
AZZ Inc.	216,476	9,460,001
Energous Corp.[a,b]	156,458	2,508,022
EnerSys	348,667	24,187,030
Generac Holdings Inc.[a,b]	503,825	23,130,606
General Cable Corp.	383,353	11,347,249
Plug Power Inc.[a,b]	1,895,753	3,582,973
Revolution Lighting Technologies Inc.[a,b]	12,844	44,055
TPI Composites Inc.[a,b]	88,819	1,993,986
Vicor Corp.[b]	126,457	3,610,347

		87,481,720
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.04%
Akoustis Technologies Inc.[a,b]	99,088	577,683
Badger Meter Inc.	231,734	10,926,258
Bel Fuse Inc. Class B NVS	19,265	364,109
Control4 Corp.[b]	189,122	4,062,341
Daktronics Inc.	172,924	1,523,460
ePlus Inc.[b]	106,612	8,283,752
Fabrinet[a,b]	299,784	9,407,222
FARO Technologies Inc.[b]	35,024	2,045,402

Security	Shares	Value
II-VI Inc.[a,b]	144,528	$5,911,195
Insight Enterprises Inc.[b]	114,992	4,016,671
Iteris Inc.[a,b]	195,937	971,848
Itron Inc.[a,b]	282,724	20,228,902
KEMET Corp.[b]	458,187	8,306,930
Littelfuse Inc.	185,362	38,588,661
Mesa Laboratories Inc.[a]	27,198	4,037,271
Methode Electronics Inc.	295,623	11,558,859
MicroVision Inc.[a,b]	633,265	715,590
Napco Security Technologies Inc.[a,b]	98,940	1,157,598
Novanta Inc.[b]	264,498	13,793,571
OSI Systems Inc.[a,b]	146,168	9,540,385
PCM Inc.[a,b]	32,874	272,854
Radisys Corp.[a,b]	47,775	30,624
Rogers Corp.[b]	149,205	17,835,966
SYNNEX Corp.	49,101	5,813,558
Systemax Inc.	72,834	2,079,411
Tech Data Corp.[a,b]	22,761	1,937,644
TTM Technologies Inc.[a,b]	163,584	2,501,199
VeriFone Systems Inc.[a,b]	75,014	1,153,715

		187,642,679
ENERGY EQUIPMENT & SERVICES — 0.41%
Cactus Inc. Class Ab	35,114	945,620
Fairmount Santrol Holdings Inc.[a,b]	1,145,261	4,867,359
FTS International Inc.[b]	34,232	629,527
Keane Group Inc.[a,b]	413,166	6,114,857
Liberty Oilfield Services Inc. Series Aa,b	22,347	377,441
NCS Multistage Holdings Inc.[a,b]	81,768	1,226,520
Nine Energy Service Inc.[b]	12,298	299,456
ProPetro Holding Corp.[b]	315,671	5,016,012
Quintana Energy Services Inc.[b]	9,339	91,055
Ranger Energy Services Inc.[b]	8,968	73,000
RigNet Inc.[a,b]	109,665	1,491,444
Select Energy Services Inc. Class Aa,b	222,124	2,803,205
Smart Sand Inc.[a,b]	164,094	955,027
Solaris Oilfield Infrastructure Inc. Class Aa,b	137,378	2,274,980
U.S. Silica Holdings Inc.[a]	413,791	10,559,946

		37,725,449
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.71%
Alexander’s Inc.[a]	16,804	6,406,189
American Assets Trust Inc.	123,479	4,125,433
Americold Realty Trust	134,452	2,565,344
Armada Hoffler Properties Inc.	334,983	4,585,917
CareTrust REIT Inc.[a]	583,973	7,825,238
City Office REIT Inc.[a]	45,216	522,697
Clipper Realty Inc.	16,523	139,950
Community Healthcare Trust Inc.[a]	27,397	705,199
EastGroup Properties Inc.	280,775	23,208,862
First Industrial Realty Trust Inc.[a]	218,597	6,389,590
Four Corners Property Trust Inc.	353,347	8,158,782
GEO Group Inc. (The)[a]	224,410	4,593,673
Global Medical REIT Inc.[a]	12,229	84,992

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Gramercy Property Trust	194,439	$4,225,159
Industrial Logistics Properties Trust[a,b]	51,611	1,049,768
LTC Properties Inc.[a]	132,318	5,028,084
MedEquities Realty Trust Inc.	63,605	668,489
Monmouth Real Estate Investment Corp.[a]	102,353	1,539,389
National Health Investors Inc.	150,923	10,155,609
National Storage Affiliates Trust[a]	37,654	944,362
NexPoint Residential Trust Inc.[a]	7,864	195,342
Physicians Realty Trust[a]	814,742	12,685,533
PotlatchDeltic Corp.	497,889	25,915,122
PS Business Parks Inc.	163,590	18,492,214
QTS Realty Trust Inc. Class A	408,024	14,778,629
Retail Opportunity Investments Corp.[a]	93,631	1,654,460
Rexford Industrial Realty Inc.[a]	259,977	7,484,738
Ryman Hospitality Properties Inc.[a]	365,912	28,339,884
Sabra Health Care REIT Inc.[a]	252,063	4,448,912
Safety Income & Growth Inc.[a]	20,469	327,299
Saul Centers Inc.	85,427	4,354,214
Terreno Realty Corp.	117,838	4,066,589
UMH Properties Inc.	215,182	2,885,591
Universal Health Realty Income Trust	106,211	6,383,281
Urban Edge Properties[a]	856,767	18,291,975
Washington REIT	236,629	6,459,972

		249,686,481
FOOD & STAPLES RETAILING — 0.48%
Chefs’ Warehouse Inc. (The)[a,b]	161,543	3,715,489
Performance Food Group Co.[b]	840,530	25,089,820
PriceSmart Inc.	183,080	15,296,334

		44,101,643
FOOD PRODUCTS — 0.81%
B&G Foods Inc.[a]	543,667	12,884,908
Calavo Growers Inc.[a]	132,441	12,211,060
Dean Foods Co.	39,308	338,835
Freshpet Inc.[a,b]	206,477	3,396,547
Hostess Brands Inc.[a,b]	37,263	551,120
J&J Snack Foods Corp.	124,435	16,992,844
John B Sanfilippo & Son Inc.	71,274	4,124,626
Lancaster Colony Corp.	155,411	19,137,310
Landec Corp.[a,b]	56,921	742,819
Lifeway Foods Inc.[a,b]	39,861	238,767
Limoneira Co.	31,770	753,902
Tootsie Roll Industries Inc.[a]	99,299	2,924,362

		74,297,100
GAS UTILITIES — 0.07%
Chesapeake Utilities Corp.	15,157	1,066,295
New Jersey Resources Corp.	52,794	2,117,040
RGC Resources Inc.	21,001	533,425
Southwest Gas Holdings Inc.	38,311	2,590,973

		6,307,733

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 6.16%
Abaxis Inc.	181,140	$12,792,107
Accuray Inc.[a,b]	687,011	3,435,055
Anika Therapeutics Inc.[a,b]	99,444	4,944,356
Antares Pharma Inc.[a,b]	1,194,272	2,627,398
AtriCure Inc.[a,b]	268,403	5,507,630
Atrion Corp.	11,613	7,331,287
AxoGen Inc.[a,b]	232,335	8,480,227
Cantel Medical Corp.	300,613	33,491,294
Cardiovascular Systems Inc.[a,b]	271,174	5,946,846
Cerus Corp.[a,b]	924,588	5,066,742
ConforMIS Inc.[a,b]	112,904	163,711
Corindus Vascular Robotics Inc.[a,b]	836,585	1,146,121
CryoLife Inc.[b]	183,079	3,670,734
Cutera Inc.[a,b]	109,886	5,521,771
Endologix Inc.[a,b]	691,097	2,923,340
FONAR Corp.[a,b]	44,601	1,329,110
GenMark Diagnostics Inc.[a,b]	427,416	2,325,143
Glaukos Corp.[a,b]	236,466	7,290,247
Globus Medical Inc. Class Ab	583,280	29,059,010
Haemonetics Corp.[b]	361,242	26,428,465
Heska Corp.[a,b]	54,927	4,343,078
ICU Medical Inc.[b]	88,784	22,409,082
Inogen Inc.[b]	142,092	17,454,581
Insulet Corp.[a,b]	480,901	41,684,499
Integra LifeSciences Holdings Corp.[a,b]	525,766	29,095,890
iRhythm Technologies Inc.[a,b]	117,912	7,422,560
K2M Group Holdings Inc.[a,b]	344,484	6,527,972
Lantheus Holdings Inc.[b]	233,502	3,712,682
LeMaitre Vascular Inc.	125,224	4,536,865
Masimo Corp.[b]	370,757	32,608,078
Meridian Bioscience Inc.[a]	302,549	4,296,196
Merit Medical Systems Inc.[a,b]	402,302	18,244,396
Natus Medical Inc.[a,b]	252,050	8,481,482
Neogen Corp.[b]	412,125	27,608,254
Nevro Corp.[a,b]	230,068	19,939,994
Novocure Ltd.[a,b]	481,158	10,489,244
NuVasive Inc.[a,b]	419,744	21,914,834
NxStage Medical Inc.[b]	537,026	13,350,466
Obalon Therapeutics Inc.[b]	40,020	137,269
OraSure Technologies Inc.[b]	444,028	7,499,633
Orthofix International NVb	28,184	1,656,655
OrthoPediatrics Corp.[b]	29,265	440,731
Oxford Immunotec Global PLC[a,b]	209,161	2,604,054
Penumbra Inc.[a,b]	242,403	28,033,907
Pulse Biosciences Inc.[a,b]	75,739	1,024,749
Quidel Corp.[a,b]	234,969	12,173,744
Quotient Ltd.[a,b]	140,212	660,399
Restoration Robotics Inc.[a,b]	24,556	152,984
Rockwell Medical Inc.[a,b]	369,667	1,925,965
RTI Surgical Inc.[b]	346,067	1,591,908
STAAR Surgical Co.[a,b]	341,018	5,047,066
Surmodics Inc.[b]	108,206	4,117,238
Tactile Systems Technology Inc.[a,b]	107,357	3,413,953
Utah Medical Products Inc.	23,996	2,372,005
Varex Imaging Corp.[a,b]	311,255	11,136,704
ViewRay Inc.[a,b]	250,858	1,613,017
Viveve Medical Inc.[a,b]	168,677	617,358
Wright Medical Group NVa,b	878,384	17,427,139

		567,247,225

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.24%
Addus HomeCare Corp.[a,b]	62,163	$3,024,230
Almost Family Inc.[b]	26,868	1,504,608
Amedisys Inc.[a,b]	235,506	14,210,432
American Renal Associates Holdings Inc.[a,b]	71,446	1,346,757
AMN Healthcare Services Inc.[a,b]	389,992	22,132,046
BioScrip Inc.[a,b]	131,832	324,307
BioTelemetry Inc.[a,b]	262,573	8,152,892
Capital Senior Living Corp.[a,b]	204,078	2,193,838
Chemed Corp.	130,032	35,480,532
Civitas Solutions Inc.[b]	133,880	2,061,752
CorVel Corp.[b]	77,682	3,926,825
Cross Country Healthcare Inc.[a,b]	136,867	1,520,592
Encompass Health Corp.	811,535	46,395,456
Ensign Group Inc. (The)	234,707	6,172,794
Genesis Healthcare Inc.[a,b]	363,357	548,669
HealthEquity Inc.[a,b]	415,176	25,134,755
LHC Group Inc.[b]	121,837	7,500,286
Magellan Health Inc.[b]	145,447	15,577,374
Molina Healthcare Inc.[b]	380,817	30,914,724
National Research Corp. Class A	71,510	2,091,667
PetIQ Inc.[a,b]	45,163	1,201,336
Providence Service Corp. (The)[a,b]	77,129	5,332,699
R1 RCM Inc.[a,b]	760,202	5,427,842
RadNet Inc.[b]	296,588	4,270,867
Select Medical Holdings Corp.[b]	888,008	15,318,138
Surgery Partners Inc.[a,b]	156,792	2,688,983
Tenet Healthcare Corp.[b]	672,279	16,302,766
Tivity Health Inc.[a,b]	203,321	8,061,678
Triple-S Management Corp. Class Bb	42,189	1,102,820
U.S. Physical Therapy Inc.	100,329	8,156,748

		298,078,413
HEALTH CARE TECHNOLOGY — 1.23%
Castlight Health Inc. Class Ba,b	531,758	1,940,917
Computer Programs & Systems Inc.	48,431	1,414,185
Cotiviti Holdings Inc.[a,b]	303,043	10,436,801
Evolent Health Inc. Class Aa,b	121,211	1,727,257
HealthStream Inc.	215,608	5,353,547
HMS Holdings Corp.[b]	602,005	10,137,764
Inovalon Holdings Inc. Class Aa,b	531,255	5,631,303
Medidata Solutions Inc.[a,b]	466,394	29,294,207
Omnicell Inc.[a,b]	309,884	13,448,966
Quality Systems Inc.[a,b]	284,730	3,886,564
Simulations Plus Inc.	90,881	1,340,495
Tabula Rasa HealthCare Inc.[b]	100,441	3,897,111
Teladoc Inc.[a,b]	479,741	19,333,562
Vocera Communications Inc.[a,b]	238,631	5,588,738

		113,431,417
HOTELS, RESTAURANTS & LEISURE — 4.23%
BJ’s Restaurants Inc.	165,941	7,450,751
Bloomin’ Brands Inc.	749,449	18,196,622

Security	Shares	Value
Bluegreen Vacations Corp.[a]	29,887	$632,708
Bojangles’ Inc.[a,b]	144,682	2,003,846
Boyd Gaming Corp.	622,874	19,844,766
Brinker International Inc.	292,131	10,545,929
Caesars Entertainment Corp.[b]	66,315	746,044
Cheesecake Factory Inc. (The)	354,435	17,090,856
Churchill Downs Inc.	110,120	26,874,786
Chuy’s Holdings Inc.[a,b]	137,766	3,609,469
Cracker Barrel Old Country Store Inc.[a]	158,124	25,173,341
Dave & Buster’s Entertainment Inc.[b]	337,011	14,066,839
Denny’s Corp.[a,b]	397,613	6,135,169
Dine Brands Global Inc.	86,210	5,653,652
Drive Shack Inc.[b]	242,616	1,159,704
Eldorado Resorts Inc.[a,b]	387,432	12,785,256
Empire Resorts Inc.[a,b]	15,985	275,741
Fiesta Restaurant Group Inc.[a,b]	11,784	218,004
Golden Entertainment Inc.[b]	30,931	718,527
Habit Restaurants Inc. (The) Class Aa,b	167,851	1,477,089
ILG Inc.	80,462	2,503,173
Inspired Entertainment Inc.[a,b]	79,370	436,535
Jack in the Box Inc.	194,248	16,575,182
La Quinta Holdings Inc.[a,b]	142,413	2,693,030
Lindblad Expeditions Holdings Inc.[a,b]	166,714	1,712,153
Marcus Corp. (The)	128,935	3,913,177
Marriott Vacations Worldwide Corp.	157,118	20,928,118
Nathan’s Famous Inc.	22,431	1,657,651
Noodles & Co.[a,b]	97,062	732,818
Papa John’s International Inc.[a]	214,647	12,299,273
Penn National Gaming Inc.[a,b]	86,094	2,260,828
Pinnacle Entertainment Inc.[b]	302,955	9,134,093
Planet Fitness Inc. Class Ab	715,800	27,035,766
PlayAGS Inc.[b]	61,595	1,432,700
Potbelly Corp.[a,b]	49,841	600,584
RCI Hospitality Holdings Inc.[a]	7,004	198,843
Red Robin Gourmet Burgers Inc.[a,b]	100,216	5,812,528
Red Rock Resorts Inc. Class A	570,703	16,710,184
Ruth’s Hospitality Group Inc.	242,199	5,921,765
Scientific Games Corp./DE Class Aa,b	437,446	18,197,754
SeaWorld Entertainment Inc.[a,b]	564,799	8,375,969
Shake Shack Inc. Class Aa,b	186,021	7,744,054
Sonic Corp.	176,790	4,460,412
Texas Roadhouse Inc.	553,762	31,996,368
Wingstop Inc.[a]	239,901	11,330,524
Zoe’s Kitchen Inc.[a,b]	40,323	582,264

		389,904,845
HOUSEHOLD DURABLES — 1.33%
Cavco Industries Inc.[b]	70,627	12,271,441
Century Communities Inc.[a,b]	12,953	387,942
GoPro Inc. Class Aa,b	905,333	4,336,545
Helen of Troy Ltd.[a,b]	102,159	8,887,833
Hooker Furniture Corp.	94,264	3,459,489
Hovnanian Enterprises Inc. Class Aa,b	233,114	426,599
Installed Building Products Inc.[b]	178,054	10,692,143
iRobot Corp.[a,b]	221,040	14,188,558
KB Home[a]	155,571	4,425,995

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
La-Z-Boy Inc.	171,645	$5,140,768
LGI Homes Inc.[a,b]	94,701	6,683,049
M/I Homes Inc.[b]	42,965	1,368,435
MDC Holdings Inc.	151,501	4,229,908
Meritage Homes Corp.[b]	21,099	954,730
PICO Holdings Inc.	16,358	187,299
Taylor Morrison Home Corp. Class Ab	921,291	21,447,654
TopBuild Corp.[a,b]	175,133	13,401,177
TRI Pointe Group Inc.[a,b]	67,662	1,111,687
Universal Electronics Inc.[a,b]	117,263	6,103,539
William Lyon Homes Class Aa,b	43,242	1,188,723
ZAGG Inc.[b]	159,314	1,943,631

		122,837,145
HOUSEHOLD PRODUCTS — 0.35%
Central Garden & Pet Co.[b]	10,268	441,524
Central Garden & Pet Co. Class A NVS[b]	35,977	1,425,049
HRG Group Inc.[a,b]	929,332	15,324,684
WD-40 Co.	114,194	15,039,350

		32,230,607
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
Atlantic Power Corp.[b]	696,181	1,461,980
Ormat Technologies Inc.	159,317	8,982,292
Pattern Energy Group Inc. Class A	128,637	2,224,134

		12,668,406
INDUSTRIAL CONGLOMERATES — 0.11%
Raven Industries Inc.	298,521	10,463,161

		10,463,161
INSURANCE — 1.03%
Atlas Financial Holdings Inc.[a,b]	47,968	496,469
Crawford & Co. Class B	80,996	665,787
eHealth Inc.[a,b]	115,243	1,649,127
HCI Group Inc.	38,709	1,477,136
Health Insurance Innovations Inc. Class Ab	96,577	2,791,075
Heritage Insurance Holdings Inc.[a]	24,517	371,678
Infinity Property & Casualty Corp.	11,898	1,408,723
Investors Title Co.	9,551	1,909,245
Kinsale Capital Group Inc.[a]	120,119	6,165,708
Maiden Holdings Ltd.	71,792	466,648
National General Holdings Corp.	249,268	6,059,705
Primerica Inc.	354,796	34,273,294
RLI Corp.	267,270	16,942,245
Stewart Information Services Corp.	9,290	408,203
Third Point Reinsurance Ltd.[a,b]	369,302	5,151,763
Trupanion Inc.[a,b]	186,560	5,576,278
United Insurance Holdings Corp.	128,315	2,455,949
Universal Insurance Holdings Inc.	193,638	6,177,052

		94,446,085
INTERNET & DIRECT MARKETING RETAIL — 0.57%
1-800-Flowers.com Inc. Class Aa,b	65,939	778,080
Duluth Holdings Inc. Class Ba,b	79,483	1,488,717
Groupon Inc.[a,b]	2,810,275	12,196,593

Security	Shares	Value
Nutrisystem Inc.	244,401	$6,586,607
Overstock.com Inc.[a,b]	69,603	2,523,109
PetMed Express Inc.	162,596	6,788,383
Shutterfly Inc.[a,b]	269,453	21,893,056

		52,254,545
INTERNET SOFTWARE & SERVICES — 6.53%
2U Inc.[a,b]	398,068	33,449,654
Alarm.com Holdings Inc.[a,b]	168,809	6,370,852
Alteryx Inc. Class Aa,b	194,778	6,649,721
Amber Road Inc.[a,b]	164,160	1,461,024
Appfolio Inc. Class Aa,b	77,900	3,182,215
Apptio Inc. Class Aa,b	193,395	5,480,814
Benefitfocus Inc.[a,b]	131,965	3,219,946
Blucora Inc.[a,b]	78,440	1,929,624
Box Inc. Class Aa,b	669,740	13,763,157
Brightcove Inc.[b]	281,900	1,959,205
Carbonite Inc.[a,b]	208,991	6,018,941
Cardlytics Inc.[b]	11,165	163,344
Care.com Inc.[b]	111,598	1,815,699
ChannelAdvisor Corp.[a,b]	197,975	1,801,572
Cloudera Inc.[a,b]	813,222	17,549,331
CommerceHub Inc. Series Ab	114,114	2,567,565
CommerceHub Inc. Series C NVS[b]	238,844	5,371,602
Cornerstone OnDemand Inc.[a,b]	438,978	17,168,430
Coupa Software Inc.[a,b]	266,785	12,170,732
Endurance International Group Holdings Inc.[a,b]	470,246	3,479,820
Envestnet Inc.[a,b]	359,243	20,584,624
Etsy Inc.[b]	1,000,167	28,064,686
Five9 Inc.[b]	440,809	13,131,700
Gogo Inc.[a,b]	477,607	4,121,748
GrubHub Inc.[a,b]	708,679	71,909,658
GTT Communications Inc.[a,b]	256,180	14,525,406
Hortonworks Inc.[b]	418,981	8,534,643
Instructure Inc.[a,b]	180,834	7,622,153
Internap Corp.[a,b]	165,983	1,825,813
j2 Global Inc.	384,216	30,322,327
Limelight Networks Inc.[b]	335,203	1,377,684
LivePerson Inc.[a,b]	454,815	7,436,225
Meet Group Inc. (The)[a,b]	90,718	189,601
MINDBODY Inc. Class Aa,b	355,130	13,814,557
MuleSoft Inc. Class Aa,b	198,017	8,708,788
New Relic Inc.[b]	252,964	18,749,692
NIC Inc.	529,490	7,042,217
Nutanix Inc. Class Aa,b	906,449	44,515,710
Okta Inc.[a,b]	160,975	6,414,854
Ominto Inc.[a,b]	111,188	319,110
Q2 Holdings Inc.[a,b]	260,937	11,885,680
Quotient Technology Inc.[a,b]	627,510	8,220,381
Reis Inc.	75,340	1,616,043
SendGrid Inc.[a,b]	51,470	1,448,366
Shutterstock Inc.[b]	154,338	7,431,375
SPS Commerce Inc.[b]	139,478	8,936,355
Stamps.com Inc.[a,b]	135,181	27,178,140

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
TechTarget Inc.[b]	52,481	$1,043,322
Tintri Inc.[b]	59,511	101,764
Trade Desk Inc. (The) Class Aa,b	197,677	9,808,733
TrueCar Inc.[a,b]	588,031	5,562,773
Tucows Inc. Class Aa,b	74,598	4,177,488
Twilio Inc. Class Aa,b	514,316	19,636,585
Veritone Inc.[a,b]	22,328	310,806
Web.com Group Inc.[b]	316,081	5,721,066
XO Group Inc.[b]	152,962	3,173,961
Yelp Inc.[b]	660,939	27,594,203
Yext Inc.[a,b]	194,458	2,459,894

		601,091,379
IT SERVICES — 2.43%
Acxiom Corp.[b]	339,209	7,703,436
Blackhawk Network Holdings Inc.[b]	452,325	20,218,928
Cardtronics PLC Class Aa,b	372,057	8,300,592
Cass Information Systems Inc.	100,174	5,961,355
CSG Systems International Inc.	226,435	10,255,241
EPAM Systems Inc.[a,b]	412,094	47,193,005
Everi Holdings Inc.[a,b]	543,487	3,570,710
EVERTEC Inc.	410,257	6,707,702
ExlService Holdings Inc.[b]	270,858	15,105,751
Hackett Group Inc. (The)	193,405	3,106,084
Information Services Group Inc.[a,b]	166,771	697,103
MAXIMUS Inc.	531,192	35,451,754
MoneyGram International Inc.[a,b]	22,753	196,131
Perficient Inc.[b]	17,122	392,436
Presidio Inc.[a,b]	165,185	2,583,493
Science Applications International Corp.	354,445	27,930,266
ServiceSource International Inc.[b]	412,578	1,571,922
StarTek Inc.[a,b]	84,439	825,813
Sykes Enterprises Inc.[b]	29,993	867,997
Syntel Inc.[b]	268,643	6,858,456
Travelport Worldwide Ltd.	202,269	3,305,075
TTEC Holdings Inc.	113,876	3,495,993
Unisys Corp.[a,b]	290,102	3,118,597
Virtusa Corp.[a,b]	163,298	7,913,421

		223,331,261
LEISURE PRODUCTS — 0.28%
American Outdoor Brands Corp.[a,b]	446,182	4,604,598
Malibu Boats Inc. Class Aa,b	168,969	5,611,461
Marine Products Corp.	68,732	962,935
MCBC Holdings Inc.[b]	152,897	3,853,004
Nautilus Inc.[b]	250,881	3,374,349
Sturm Ruger & Co. Inc.[a]	139,543	7,326,008

		25,732,355
LIFE SCIENCES TOOLS & SERVICES — 0.93%
Accelerate Diagnostics Inc.[a,b]	204,920	4,682,422
Cambrex Corp.[a,b]	268,733	14,054,736
Codexis Inc.[a,b]	317,140	3,488,540
Enzo Biochem Inc.[a,b]	323,711	1,773,936
Fluidigm Corp.[a,b]	320,663	1,872,672
Luminex Corp.	149,172	3,143,054

Security	Shares	Value
NanoString Technologies Inc.[a,b]	65,065	$488,638
NeoGenomics Inc.[a,b]	465,999	3,802,552
Pacific Biosciences of California Inc.[a,b]	952,644	1,952,920
PRA Health Sciences Inc.[b]	410,331	34,041,060
Quanterix Corp.[b]	33,350	568,284
Syneos Health Inc.[a,b]	451,752	16,037,196

		85,906,010
MACHINERY — 4.44%
Actuant Corp. Class Aa	249,625	5,803,781
Alamo Group Inc.	67,519	7,420,338
Albany International Corp. Class A	186,138	11,670,853
Altra Industrial Motion Corp.	236,584	10,871,035
Astec Industries Inc.	87,871	4,848,722
Barnes Group Inc.	56,377	3,376,419
Blue Bird Corp.[b]	50,303	1,192,181
CIRCOR International Inc.[a]	67,252	2,868,970
Commercial Vehicle Group Inc.[a,b]	209,196	1,621,269
Douglas Dynamics Inc.	183,361	7,948,699
Energy Recovery Inc.[a,b]	301,344	2,477,048
EnPro Industries Inc.	175,182	13,555,583
Evoqua Water Technologies Corp.[a,b]	228,129	4,856,866
ExOne Co. (The)[a,b]	85,832	624,857
Federal Signal Corp.	118,197	2,602,698
Franklin Electric Co. Inc.	362,245	14,761,484
Global Brass & Copper Holdings Inc.	165,695	5,542,498
Harsco Corp.[b]	664,536	13,722,668
Hillenbrand Inc.	523,957	24,049,626
Hyster-Yale Materials Handling Inc.	71,790	5,020,275
John Bean Technologies Corp.[a]	258,476	29,311,178
Kadant Inc.	89,563	8,463,704
Kennametal Inc.	673,023	27,028,604
Lindsay Corp.	86,493	7,908,920
Lydall Inc.[b]	137,909	6,654,109
Milacron Holdings Corp.[b]	491,961	9,908,095
Miller Industries Inc./TN	6,507	162,675
Mueller Industries Inc.	471,643	12,338,181
Mueller Water Products Inc. Class A	774,961	8,423,826
Navistar International Corp.[a,b]	23,551	823,578
NN Inc.	224,917	5,398,008
Omega Flex Inc.	24,238	1,577,894
Proto Labs Inc.[a,b]	205,342	24,137,952
RBC Bearings Inc.[b]	193,770	24,066,234
REV Group Inc.	251,421	5,219,500
Spartan Motors Inc.	166,722	2,867,618
SPX Corp.[b]	351,627	11,420,845
SPX FLOW Inc.[b]	88,518	4,354,200
Standex International Corp.	82,029	7,821,465
Sun Hydraulics Corp.	226,978	12,156,942
Tennant Co.	138,115	9,350,386
Wabash National Corp.[a]	135,146	2,812,388
Watts Water Technologies Inc. Class A	133,553	10,377,068
Woodward Inc.	438,528	31,424,916

		408,844,156

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
MARINE — 0.05%
Matson Inc.	163,423	$4,680,435

		4,680,435
MEDIA — 1.29%
Emerald Expositions Events Inc.	9,502	185,099
Entercom Communications Corp. Class A	821,772	7,930,100
Entravision Communications Corp. Class A	546,775	2,569,842
Eros International PLC[a,b]	126,621	1,380,169
Global Eagle Entertainment Inc.[a,b]	27,028	39,731
Gray Television Inc.[b]	432,530	5,493,131
Hemisphere Media Group Inc.[a,b]	10,248	115,290
IMAX Corp.[a,b]	463,014	8,889,869
Liberty Media Corp.-Liberty Braves Class Aa,b	82,732	1,880,498
Liberty Media Corp.-Liberty Braves Class C NVS[a,b]	285,830	6,522,641
Loral Space & Communications Inc.[a,b]	106,765	4,446,762
MDC Partners Inc. Class Ab	145,360	1,046,592
New York Times Co. (The) Class A	844,681	20,356,812
Nexstar Media Group Inc. Class A	362,993	24,139,034
Reading International Inc. Class A NVS[a,b]	33,640	560,106
Sinclair Broadcast Group Inc. Class A	590,686	18,488,472
tronc Inc.[a,b]	106,802	1,753,689
WideOpenWest Inc.[a,b]	57,588	411,754
World Wrestling Entertainment Inc. Class A	348,962	12,566,122

		118,775,713
METALS & MINING — 0.36%
Century Aluminum Co.[a,b]	27,379	452,849
Coeur Mining Inc.[a,b]	252,318	2,018,544
Compass Minerals International Inc.	256,055	15,440,116
Klondex Mines Ltd.[b]	424,036	996,485
Worthington Industries Inc.	329,683	14,149,994

		33,057,988
MULTILINE RETAIL — 0.43%
Big Lots Inc.[a]	352,704	15,353,205
Fred’s Inc. Class Aa	14,870	44,461
Ollie’s Bargain Outlet Holdings Inc.[a,b]	394,541	23,790,822
Sears Holdings Corp.[a,b]	17,962	47,959

		39,236,447
OIL, GAS & CONSUMABLE FUELS — 0.78%
Abraxas Petroleum Corp.[a,b]	1,158,489	2,571,846
Ardmore Shipping Corp.[b]	116,669	886,684
Bonanza Creek Energy Inc.[b]	12,120	335,845
Carrizo Oil & Gas Inc.[a,b]	631,111	10,097,776
CVR Energy Inc.	7,370	222,721
Energy XXI Gulf Coast Inc.[a,b]	40,795	156,653
Evolution Petroleum Corp.	218,059	1,755,375
Gastar Exploration Inc.[a,b]	716,754	489,328
Isramco Inc.[b]	5,876	609,929
Jagged Peak Energy Inc.[a,b]	481,098	6,797,915
Jones Energy Inc. Class Aa,b	38,989	31,191
Lilis Energy Inc.[a,b]	355,521	1,411,418

Security	Shares	Value
Matador Resources Co.[a,b]	805,425	$24,090,262
Panhandle Oil and Gas Inc. Class A	71,247	1,375,067
Par Pacific Holdings Inc.[a,b]	94,084	1,615,422
Penn Virginia Corp.[a,b]	106,622	3,736,035
Resolute Energy Corp.[a,b]	10,289	356,514
Ring Energy Inc.[b]	388,605	5,576,482
Rosehill Resources Inc.[a,b]	10,165	59,669
Sanchez Energy Corp.[a,b]	529,805	1,658,290
SilverBow Resources Inc.[a,b]	11,168	324,989
SRC Energy Inc.[a,b]	222,317	2,096,449
Tellurian Inc.[a,b]	506,160	3,649,414
Ultra Petroleum Corp.[a,b]	142,743	595,238
Uranium Energy Corp.[a,b]	1,077,637	1,411,704
W&T Offshore Inc.[b]	44,430	196,825
Westmoreland Coal Co.[a,b]	37,942	15,556

		72,124,597
PAPER & FOREST PRODUCTS — 0.77%
Boise Cascade Co.	62,395	2,408,447
KapStone Paper and Packaging Corp.	719,332	24,680,281
Louisiana-Pacific Corp.	1,124,372	32,348,182
Neenah Inc.	113,848	8,925,683
Schweitzer-Mauduit International Inc.	48,672	1,905,509
Verso Corp. Class Aa,b	20,719	348,908

		70,617,010
PERSONAL PRODUCTS — 0.27%
elf Beauty Inc.[a,b]	171,959	3,330,846
Inter Parfums Inc.	67,712	3,192,621
Medifast Inc.	87,657	8,191,547
Natural Health Trends Corp.[a]	61,050	1,160,560
Revlon Inc. Class Aa,b	30,857	635,654
USANA Health Sciences Inc.[a,b]	93,701	8,048,916

		24,560,144
PHARMACEUTICALS — 4.23%
Aclaris Therapeutics Inc.[a,b]	193,128	3,383,603
Aerie Pharmaceuticals Inc.[a,b]	280,978	15,243,056
Akcea Therapeutics Inc.[a,b]	91,777	2,350,409
Amphastar Pharmaceuticals Inc.[a,b]	301,175	5,647,031
ANI Pharmaceuticals Inc.[b]	67,370	3,922,281
Aratana Therapeutics Inc.[a,b]	312,350	1,377,464
Assembly Biosciences Inc.[a,b]	135,141	6,640,829
Catalent Inc.[b]	1,106,849	45,447,220
Clearside Biomedical Inc.[a,b]	97,763	1,048,997
Collegium Pharmaceutical Inc.[a,b]	11,311	288,996
Corcept Therapeutics Inc.[a,b]	753,428	12,393,891
Corium International Inc.[a,b]	169,701	1,946,470
Depomed Inc.[a,b]	474,098	3,124,306
Dermira Inc.[a,b]	260,577	2,082,010
Dova Pharmaceuticals Inc.[a,b]	38,313	1,039,049
Durect Corp.[a,b]	1,139,449	2,438,421
Evolus Inc.[b]	31,319	282,811

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Innoviva Inc.[b]	619,347	$10,324,514
Intersect ENT Inc.[b]	219,977	8,645,096
Kala Pharmaceuticals Inc.[a,b]	87,277	1,381,595
Medicines Co. (The)[a,b]	527,646	17,380,659
Melinta Therapeutics Inc.[a,b]	6,551	48,477
Menlo Therapeutics Inc.[b]	39,264	1,475,541
MyoKardia Inc.[a,b]	147,682	7,206,882
Nektar Therapeutics[b]	1,242,553	132,033,682
Neos Therapeutics Inc.[a,b]	194,570	1,614,931
Ocular Therapeutix Inc.[a,b]	237,851	1,548,410
Odonate Therapeutics Inc.[b]	41,271	874,120
Omeros Corp.[a,b]	377,488	4,216,541
Optinose Inc.[a,b]	34,113	682,942
Pacira Pharmaceuticals Inc./DEa,b	326,830	10,180,755
Paratek Pharmaceuticals Inc.[a,b]	220,111	2,861,443
Phibro Animal Health Corp. Series A	154,159	6,120,112
Prestige Brands Holdings Inc.[a,b]	441,218	14,877,871
Reata Pharmaceuticals Inc. Series Ab	92,887	1,905,112
resTORbio Inc.[b]	40,195	385,068
Revance Therapeutics Inc.[a,b]	222,068	6,839,694
scPharmaceuticals Inc.[b]	45,697	566,643
Sienna Biopharmaceuticals Inc.[a,b]	92,338	1,734,108
Supernus Pharmaceuticals Inc.[a,b]	399,639	18,303,466
Teligent Inc.[a,b]	338,453	1,137,202
TherapeuticsMD Inc.[a,b]	1,366,470	6,654,709
Theravance Biopharma Inc.[a,b]	348,542	8,452,144
WaVe Life Sciences Ltd.[a,b]	98,737	3,959,354
Zogenix Inc.[a,b]	212,822	8,523,521
Zynerba Pharmaceuticals Inc.[a,b]	94,760	823,464

		389,414,900
PROFESSIONAL SERVICES — 1.35%
ASGN Inc.[b]	413,848	33,885,874
Barrett Business Services Inc.	58,809	4,874,090
BG Staffing Inc.	57,550	1,092,874
Exponent Inc.	212,097	16,681,429
Forrester Research Inc.	83,965	3,480,349
Franklin Covey Co.[a,b]	66,066	1,777,175
GP Strategies Corp.[b]	94,006	2,129,236
Hill International Inc.[a,b]	256,348	1,461,184
Insperity Inc.	299,900	20,858,045
Kforce Inc.	191,556	5,181,590
Mistras Group Inc.[a,b]	15,801	299,271
TriNet Group Inc.[a,b]	342,219	15,851,584
TrueBlue Inc.[b]	19,716	510,644
WageWorks Inc.[a,b]	329,038	14,872,518
Willdan Group Inc.[a,b]	62,705	1,777,687

		124,733,550
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Altisource Portfolio Solutions SAa,b	89,258	2,370,692
Consolidated-Tomoka Land Co.[a]	29,578	1,858,977
HFF Inc. Class A	304,315	15,124,455
Kennedy-Wilson Holdings Inc.	526,537	9,161,744
Marcus & Millichap Inc.[b]	133,228	4,804,202
Maui Land & Pineapple Co. Inc.[a,b]	55,798	650,047
Newmark Group Inc. Class Ab	59,750	907,603

Security	Shares	Value
Rafael Holdings Inc. Class Bb	46,739	$226,684
Redfin Corp.[a,b]	149,889	3,421,966
RMR Group Inc. (The) Class A	58,476	4,090,396
Trinity Place Holdings Inc.[a,b]	150,786	980,109

		43,596,875
ROAD & RAIL — 1.11%
ArcBest Corp.	27,989	897,047
Avis Budget Group Inc.[a,b]	598,961	28,055,333
Daseke Inc.[a,b]	249,465	2,442,262
Heartland Express Inc.[a]	369,053	6,639,264
Knight-Swift Transportation Holdings Inc.[a]	1,034,364	47,591,088
Saia Inc.[a,b]	91,660	6,888,249
Schneider National Inc. Class Ba	320,136	8,342,744
Universal Logistics Holdings Inc.	52,025	1,100,329
YRC Worldwide Inc.[a,b]	62,411	551,089

		102,507,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.78%
Advanced Energy Industries Inc.[b]	328,510	20,991,789
Alpha & Omega Semiconductor Ltd.[b]	9,795	151,333
Ambarella Inc.[a,b]	114,091	5,589,318
Amkor Technology Inc.[a,b]	45,289	458,778
Aquantia Corp.[a,b]	33,738	529,687
Axcelis Technologies Inc.[a,b]	251,868	6,195,953
Brooks Automation Inc.	570,516	15,449,573
Cabot Microelectronics Corp.	207,806	22,258,101
CEVA Inc.[a,b]	181,094	6,555,603
Cirrus Logic Inc.[a,b]	526,339	21,385,154
Cohu Inc.	38,551	879,348
CyberOptics Corp.[a,b]	30,519	549,342
Diodes Inc.[b]	85,608	2,607,620
Entegris Inc.	1,175,420	40,904,616
FormFactor Inc.[b]	595,291	8,125,722
Ichor Holdings Ltd.[a,b]	155,340	3,760,781
Impinj Inc.[a,b]	149,661	1,948,586
Inphi Corp.[a,b]	347,149	10,449,185
Integrated Device Technology Inc.[a,b]	1,108,454	33,874,354
Kopin Corp.[a,b]	459,029	1,432,170
Lattice Semiconductor Corp.[b]	1,022,143	5,693,337
MACOM Technology Solutions Holdings Inc.[a,b]	329,041	5,462,081
MaxLinear Inc.[a,b]	509,220	11,584,755
MKS Instruments Inc.	444,360	51,390,234
Monolithic Power Systems Inc.	330,166	38,223,318
Nanometrics Inc.[b]	164,616	4,428,170
NVE Corp.	36,892	3,066,094
PDF Solutions Inc.[a,b]	218,737	2,550,473
Pixelworks Inc.[a,b]	235,259	910,452
Power Integrations Inc.	237,257	16,216,516
Rambus Inc.[b]	236,237	3,172,663
Rudolph Technologies Inc.[b]	232,549	6,441,607
Semtech Corp.[b]	541,006	21,126,284
Silicon Laboratories Inc.[b]	347,144	31,208,246
SMART Global Holdings Inc.[a,b]	46,256	2,305,399

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
Synaptics Inc.[a,b]	284,797	$13,023,767
Ultra Clean Holdings Inc.[a,b]	312,126	6,008,426
Xcerra Corp.[a,b]	371,402	4,326,833
Xperi Corp.	404,535	8,555,915

		439,791,583
SOFTWARE — 6.82%
8x8 Inc.[b]	734,412	13,696,784
A10 Networks Inc.[a,b]	422,260	2,457,553
ACI Worldwide Inc.[a,b]	963,936	22,864,562
American Software Inc./GA Class A	129,337	1,681,381
Aspen Technology Inc.[a,b]	602,783	47,553,551
Blackbaud Inc.[a]	394,460	40,159,973
Blackline Inc.[a,b]	233,329	9,148,830
Bottomline Technologies de Inc.[b]	289,467	11,216,846
Callidus Software Inc.[a,b]	555,956	19,986,618
CommVault Systems Inc.[b]	320,866	18,353,535
Digimarc Corp.[a,b]	82,252	1,969,935
Ebix Inc.[a]	198,836	14,813,282
Ellie Mae Inc.[a,b]	280,025	25,745,499
Everbridge Inc.[a,b]	143,750	5,261,250
Fair Isaac Corp.	246,612	41,768,674
ForeScout Technologies Inc.[b]	33,156	1,075,581
Glu Mobile Inc.[b]	49,193	185,458
HubSpot Inc.[a,b]	288,002	31,190,617
Imperva Inc.[b]	281,528	12,190,162
Majesco[a,b]	47,415	239,920
MicroStrategy Inc. Class Ab	44,280	5,711,677
Mitek Systems Inc.[a,b]	256,681	1,899,439
MobileIron Inc.[a,b]	481,381	2,382,836
Model N Inc.[a,b]	194,797	3,516,086
Monotype Imaging Holdings Inc.	166,286	3,733,121
Park City Group Inc.[a,b]	109,949	962,054
Paycom Software Inc.[a,b]	407,869	43,801,052
Paylocity Holding Corp.[a,b]	220,147	11,278,131
Pegasystems Inc.	303,102	18,383,136
Progress Software Corp.	317,745	12,217,295
Proofpoint Inc.[b]	361,029	41,030,946
PROS Holdings Inc.[a,b]	222,461	7,343,438
QAD Inc. Class A	53,284	2,219,279
Qualys Inc.[a,b]	265,967	19,349,099
Rapid7 Inc.[a,b]	227,547	5,818,377
RealPage Inc.[a,b]	485,373	24,996,710
RingCentral Inc. Class Aa,b	538,191	34,175,128
Rosetta Stone Inc.[a,b]	24,501	322,188
SailPoint Technologies Holding Inc.[b]	123,983	2,565,208
Telenav Inc.[b]	132,438	715,165
Upland Software Inc.[b]	66,666	1,919,314
Varonis Systems Inc.[b]	162,793	9,848,977
VASCO Data Security International Inc.[b]	21,139	273,750
Verint Systems Inc.[b]	84,119	3,583,469
VirnetX Holding Corp.[a,b]	425,914	1,682,360
Workiva Inc.[a,b]	212,152	5,028,002
Zendesk Inc.[a,b]	824,782	39,482,314
Zix Corp.[a,b]	447,091	1,909,079

		627,707,641

Security	Shares	Value
SPECIALTY RETAIL — 1.73%
America’s Car-Mart Inc./TXa,b	20,743	$1,046,484
Asbury Automotive Group Inc.[a,b]	153,143	10,337,152
At Home Group Inc.[a,b]	70,302	2,252,476
Camping World Holdings Inc. Class A	262,094	8,452,532
Carvana Co.[a,b]	9,502	217,881
Children’s Place Inc. (The)	142,721	19,303,015
Five Below Inc.[a,b]	447,394	32,811,876
Francesca’s Holdings Corp.[a,b]	306,474	1,471,075
Hudson Ltd. Class Ab	168,466	2,680,294
J. Jill Inc.[b]	97,950	432,939
Lithia Motors Inc. Class A	194,951	19,596,475
Lumber Liquidators Holdings Inc.[a,b]	231,893	5,546,881
MarineMax Inc.[a,b]	103,528	2,013,620
Monro Inc.	262,812	14,086,723
National Vision Holdings Inc.[a,b]	73,797	2,384,381
Party City Holdco Inc.[a,b]	14,168	221,021
RHa,b	166,267	15,841,920
Sleep Number Corp.[a,b]	324,156	11,394,083
Sportsman’s Warehouse Holdings Inc.[a,b]	300,786	1,227,207
Tailored Brands Inc.	127,736	3,201,064
Tile Shop Holdings Inc.	335,362	2,012,172
Winmark Corp.[a]	17,836	2,332,949

		158,864,220
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.66%
3D Systems Corp.[a,b]	904,144	10,479,029
Avid Technology Inc.[a,b]	198,760	902,370
CPI Card Group Inc.[a]	34,118	102,866
Diebold Nixdorf Inc.[a]	623,969	9,609,123
Eastman Kodak Co.[a,b]	117,472	628,475
Electronics For Imaging Inc.[a,b]	376,168	10,280,671
Immersion Corp.[a,b]	242,014	2,892,067
Intevac Inc.[a,b]	162,053	1,118,166
Pure Storage Inc. Class Aa,b	803,247	16,024,778
Quantum Corp.[b]	46,060	167,658
Stratasys Ltd.[a,b]	208,476	4,207,046
Super Micro Computer Inc.[a,b]	69,579	1,182,843
USA Technologies Inc.[a,b]	405,906	3,653,154

		61,248,246
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Columbia Sportswear Co.	85,201	6,511,912
Crocs Inc.[b]	412,117	6,696,901
Culp Inc.	92,455	2,824,500
Deckers Outdoor Corp.[a,b]	17,089	1,538,523
Oxford Industries Inc.	53,810	4,012,074
Steven Madden Ltd.[a]	488,944	21,464,642
Superior Uniform Group Inc.	69,904	1,836,378
Wolverine World Wide Inc.	771,100	22,284,790

		67,169,720

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2018

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.84%
Bear State Financial Inc.	17,578	$180,174
BofI Holding Inc.[a,b]	206,401	8,365,433
BSB Bancorp. Inc./MAa,b	18,332	560,959
Charter Financial Corp./MD	21,901	446,561
Essent Group Ltd.[a,b]	673,041	28,644,625
Greene County Bancorp. Inc.	20,952	768,938
Hingham Institution for Savings	5,323	1,096,538
LendingTree Inc.[a,b]	52,714	17,298,099
Luther Burbank Corp.	11,895	142,859
Merchants Bancorp/IN	6,172	132,698
Meridian Bancorp. Inc.	62,884	1,267,113
Meta Financial Group Inc.	7,135	779,142
NMI Holdings Inc. Class Ab	71,678	1,186,271
Northfield Bancorp. Inc.	34,700	541,667
Oconee Federal Financial Corp.	3,034	87,410
Ocwen Financial Corp.[b]	52,771	217,416
Provident Bancorp. Inc.[a,b]	3,525	93,589
Southern Missouri Bancorp. Inc.	3,454	126,416
Sterling Bancorp Inc./MIa	12,147	164,106
Walker & Dunlop Inc.	196,566	11,679,952
Waterstone Financial Inc.	18,259	315,881
Western New England Bancorp Inc.	19,526	207,952
WSFS Financial Corp.	66,812	3,200,295

		77,504,094
TOBACCO — 0.09%
Turning Point Brands Inc.	41,973	815,955
Vector Group Ltd.	372,740	7,600,169

		8,416,124
TRADING COMPANIES & DISTRIBUTORS — 1.24%
Applied Industrial Technologies Inc.	316,793	23,094,210
Beacon Roofing Supply Inc.[a,b]	419,787	22,278,096
BMC Stock Holdings Inc.[a,b]	28,849	563,998
CAI International Inc.[a,b]	59,751	1,270,306
DXP Enterprises Inc./TXb	101,031	3,935,158
EnviroStar Inc.[a]	29,158	1,144,452
Foundation Building Materials Inc.[a,b]	38,132	568,548
GMS Inc.[b]	268,419	8,202,885
H&E Equipment Services Inc.	260,320	10,019,717
Herc Holdings Inc.[a,b]	197,955	12,857,177
Huttig Building Products Inc.[a,b]	145,318	760,013
Kaman Corp.	17,710	1,100,145
Lawson Products Inc./DEb	39,897	1,007,399
Rush Enterprises Inc. Class Ab	121,419	5,159,093
Rush Enterprises Inc. Class Bb	20,010	808,004
SiteOne Landscape Supply Inc.[a,b]	280,855	21,637,069
Willis Lease Finance Corp.[a,b]	3,112	106,679

		114,512,949
WATER UTILITIES — 0.32%
American States Water Co.	206,150	10,938,319
California Water Service Group	245,233	9,134,929

Security	Shares	Value
Global Water Resources Inc.	84,325	$756,395
Middlesex Water Co.	113,440	4,163,248
Pure Cycle Corp.[a,b]	142,201	1,343,800
York Water Co. (The)	96,057	2,977,767

		29,314,458
WIRELESS TELECOMMUNICATION SERVICES — 0.23%
Boingo Wireless Inc.[a,b]	314,621	7,793,162
Shenandoah Telecommunications Co.	383,665	13,811,940

		21,605,102

TOTAL COMMON STOCKS
(Cost: $8,281,490,438)		9,193,684,866

SHORT-TERM INVESTMENTS — 15.88%

MONEY MARKET FUNDS — 15.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	1,455,135,686	1,455,135,686
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	6,408,863	6,408,863

		1,461,544,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,461,575,148)		1,461,544,549

TOTAL INVESTMENTS IN SECURITIES — 115.73%
(Cost: $9,743,065,586)		10,655,229,415
Other Assets, Less Liabilities — (15.73)%		(1,447,943,530)

NET ASSETS — 100.00%		$9,207,285,885

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 1.82%
AAR Corp.	290,004	$12,792,076
Aerovironment Inc.[a,b]	188,189	8,564,481
Cubic Corp.	225,880	14,365,968
Curtiss-Wright Corp.	99,627	13,456,619
Ducommun Inc.[a,b]	95,572	2,903,477
Engility Holdings Inc.[a]	165,942	4,048,985
Esterline Technologies Corp.[a]	235,320	17,213,658
KeyW Holding Corp. (The)[a,b]	431,987	3,395,418
KLX Inc.[a]	452,466	32,152,234
Kratos Defense & Security Solutions Inc.[a,b]	474,547	4,883,089
Mercury Systems Inc.[a,b]	32,463	1,568,612
Moog Inc. Class Aa	259,675	21,399,817
National Presto Industries Inc.	39,122	3,667,687
Sparton Corp.[a,b]	78,941	1,374,363
Triumph Group Inc.[b]	436,719	11,005,319
Vectrus Inc.[a]	80,207	2,986,909
Wesco Aircraft Holdings Inc.[a,b]	494,796	5,071,659

		160,850,371
AIR FREIGHT & LOGISTICS — 0.36%
Atlas Air Worldwide Holdings Inc.[a,b]	209,890	12,687,851
Echo Global Logistics Inc.[a,b]	238,074	6,570,842
Hub Group Inc. Class Aa	293,761	12,293,898

		31,552,591
AIRLINES — 0.30%
Hawaiian Holdings Inc.	42,749	1,654,386
SkyWest Inc.	457,482	24,887,021

		26,541,407
AUTO COMPONENTS — 1.07%
American Axle & Manufacturing Holdings Inc.[a,b]	893,212	13,594,687
Cooper Tire & Rubber Co.	465,134	13,628,426
Cooper-Standard Holdings Inc.[a]	122,291	15,018,558
Dana Inc.	676,319	17,421,978
Gentherm Inc.[a,b]	70,532	2,394,561
Modine Manufacturing Co.[a]	445,808	9,428,839
Motorcar Parts of America Inc.[a,b]	170,606	3,656,087
Shiloh Industries Inc.[a]	46,406	403,732
Standard Motor Products Inc.	71,921	3,421,282
Stoneridge Inc.[a]	242,287	6,687,121
Superior Industries International Inc.	219,024	2,913,019
Tower International Inc.	180,925	5,020,669
VOXX International Corp.[a,b]	176,418	873,269

		94,462,228
AUTOMOBILES — 0.01%
Winnebago Industries Inc.	34,819	1,309,194

		1,309,194

Security	Shares	Value
BANKS — 19.50%
1st Source Corp.	143,851	$7,281,738
Access National Corp.	123,888	3,534,525
ACNB Corp.	62,063	1,815,343
Allegiance Bancshares Inc.[a,b]	31,112	1,218,035
American National Bankshares Inc.	74,414	2,797,966
Ameris Bancorp.	80,628	4,265,221
Ames National Corp.	77,445	2,129,738
Arrow Financial Corp.	106,544	3,617,169
Atlantic Capital Bancshares Inc.[a]	151,195	2,736,629
Banc of California Inc.	390,002	7,527,039
BancFirst Corp.	151,816	8,061,430
Banco Latinoamericano de Comercio Exterior SA Class E	270,352	7,705,032
Bancorp. Inc. (The)[a]	442,522	4,779,238
BancorpSouth Bank	765,875	24,354,825
Bank of Commerce Holdings	140,681	1,638,934
Bank of Marin Bancorp.	59,623	4,111,006
Bank of NT Butterfield & Son Ltd. (The)	139,223	6,248,328
Bankwell Financial Group Inc.	47,186	1,523,164
Banner Corp.	292,276	16,218,395
Bar Harbor Bankshares	135,203	3,747,827
BCB Bancorp. Inc.	113,461	1,775,665
Berkshire Hills Bancorp. Inc.	358,444	13,602,950
Blue Hills Bancorp. Inc.	105,485	2,199,362
Boston Private Financial Holdings Inc.	755,323	11,367,611
Bridge Bancorp. Inc.	168,298	5,646,398
Brookline Bancorp. Inc.	666,745	10,801,269
Bryn Mawr Bank Corp.	154,518	6,791,066
Byline Bancorp Inc.[a,b]	137,288	3,148,014
C&F Financial Corp.	30,183	1,587,626
Cadence BanCorp	263,521	7,175,677
Camden National Corp.	136,076	6,055,382
Capital City Bank Group Inc.	98,753	2,444,137
Capstar Financial Holdings Inc.[a,b]	53,527	1,007,913
Carolina Financial Corp.	41,806	1,642,140
Cathay General Bancorp.	687,083	27,469,578
CBTX Inc.[b]	22,408	659,692
CenterState Bank Corp.	543,779	14,426,457
Central Pacific Financial Corp.	221,422	6,301,670
Central Valley Community Bancorp.	89,386	1,748,390
Century Bancorp. Inc./MA Class A NVS	26,679	2,118,313
Chemical Financial Corp.	638,496	34,912,961
Chemung Financial Corp.	29,105	1,352,509
Citizens & Northern Corp.	105,751	2,441,791
City Holding Co.[b]	134,455	9,218,235
Civista Bancshares Inc.	88,459	2,022,173
CNB Financial Corp./PA	133,989	3,897,740
CoBiz Financial Inc.	312,281	6,120,708
Codorus Valley Bancorp. Inc.	77,336	2,174,688
Columbia Banking System Inc.	584,142	24,504,757
Community Bank System Inc.	438,907	23,507,859
Community Bankers Trust Corp.[a,b]	196,463	1,768,167
Community Financial Corp. (The )	36,284	1,350,490
Community Trust Bancorp. Inc.	136,692	6,178,478
ConnectOne Bancorp. Inc.	195,382	5,627,002

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
County Bancorp. Inc.	42,563	$1,243,265
Customers Bancorp. Inc.[a,b]	260,537	7,594,654
CVB Financial Corp.	927,231	20,992,510
DNB Financial Corp.	29,199	1,040,944
Eagle Bancorp. Inc.[a,b]	55,811	3,340,288
Enterprise Bancorp. Inc./MA	85,499	3,017,260
Enterprise Financial Services Corp.	196,214	9,202,437
Equity Bancshares Inc. Class Aa,b	62,123	2,432,737
Evans Bancorp. Inc.	42,636	1,929,279
Farmers & Merchants Bancorp. Inc./Archbold OH	79,465	3,208,002
Farmers Capital Bank Corp.	65,872	2,631,586
Farmers National Banc Corp.	232,802	3,224,308
FB Financial Corp.[a,b]	58,190	2,361,932
FCB Financial Holdings Inc. Class Aa,b	329,859	16,855,795
Fidelity Southern Corp.	199,905	4,611,808
Financial Institutions Inc.	131,673	3,897,521
First Bancorp. Inc./ME	90,866	2,542,431
First BanCorp./Puerto Rico[a]	1,729,021	10,408,706
First Bancorp./Southern Pines NCb	251,186	8,954,781
First Bancshares Inc. (The)	93,476	3,014,601
First Busey Corp.	364,250	10,825,510
First Business Financial Services Inc.	76,036	1,913,066
First Citizens BancShares Inc./NC Class A	66,837	27,619,722
First Commonwealth Financial Corp.	860,895	12,164,446
First Community Bancshares Inc./VA	149,238	4,454,754
First Connecticut Bancorp. Inc./Farmington CT	99,490	2,546,944
First Financial Bancorp.	555,239	16,296,265
First Financial Bankshares Inc.	197,521	9,145,222
First Financial Corp./IN	95,960	3,991,936
First Financial Northwest Inc.	68,546	1,148,146
First Foundation Inc.[a,b]	174,823	3,241,218
First Guaranty Bancshares Inc.	41,991	1,091,346
First Internet Bancorp.	71,698	2,652,826
First Interstate BancSystem Inc. Class A	233,526	9,235,953
First Merchants Corp.	368,751	15,376,917
First Mid-Illinois Bancshares Inc.	90,606	3,302,589
First Midwest Bancorp. Inc.	920,782	22,642,029
First Northwest Bancorp.[a]	92,203	1,557,309
First of Long Island Corp. (The)	174,227	4,782,531
Flushing Financial Corp.	250,793	6,761,379
FNB Bancorp./CA	48,746	1,793,365
Franklin Financial Network Inc.[a,b]	81,301	2,650,413
Fulton Financial Corp.	1,535,390	27,253,172
German American Bancorp. Inc.	190,417	6,350,407
Glacier Bancorp. Inc.	589,866	22,639,057
Great Southern Bancorp. Inc.	97,650	4,877,617
Great Western Bancorp. Inc.	534,415	21,520,892
Green Bancorp. Inc.[a]	179,019	3,983,173
Guaranty Bancorp.	175,002	4,961,307
Hancock Holding Co.	759,045	39,242,626
Hanmi Financial Corp.	281,276	8,649,237
HarborOne Bancorp Inc.[a,b]	57,786	1,020,501
Heartland Financial USA Inc.	221,486	11,749,832
Heritage Commerce Corp.	291,775	4,808,452
Heritage Financial Corp./WA	260,396	7,968,118
Hilltop Holdings Inc.	662,179	15,534,719
Home BancShares Inc./AR	275,262	6,278,726
HomeTrust Bancshares Inc.[a,b]	148,453	3,867,201
Hope Bancorp Inc.	1,170,055	21,283,300
Horizon Bancorp./IN	205,031	6,152,980

Security	Shares	Value
Howard Bancorp. Inc.[a,b]	61,772	$1,223,086
IBERIABANK Corp.	455,158	35,502,324
Independent Bank Corp./MI	185,205	4,241,194
Independent Bank Corp./Rockland MA	243,335	17,410,619
Independent Bank Group Inc.	179,754	12,708,608
International Bancshares Corp.	494,404	19,232,316
Investar Holding Corp.	50,181	1,297,179
Investors Bancorp. Inc.	2,288,521	31,215,426
Lakeland Bancorp. Inc.	399,401	7,928,110
Lakeland Financial Corp.	178,798	8,265,832
LCNB Corp.	81,491	1,548,329
LegacyTexas Financial Group Inc.	250,125	10,710,352
Macatawa Bank Corp.	234,471	2,408,017
MainSource Financial Group Inc.	222,662	9,051,210
MB Financial Inc.	667,035	27,001,577
MBT Financial Corp.	167,194	1,797,336
Mercantile Bank Corp.	144,944	4,819,388
Metropolitan Bank Holding Corp.[a,b]	28,896	1,216,811
Middlefield Banc Corp.	23,635	1,160,479
Midland States Bancorp. Inc.	130,140	4,107,218
MidSouth Bancorp. Inc.[b]	127,121	1,608,081
MidWestOne Financial Group Inc.	98,563	3,281,162
MutualFirst Financial Inc.	55,922	2,027,173
National Bank Holdings Corp. Class A	142,363	4,733,570
National Bankshares Inc.[b]	60,792	2,738,680
National Commerce Corp.[a,b]	57,099	2,486,661
NBT Bancorp. Inc.	382,805	13,581,921
Nicolet Bankshares Inc.[a,b]	78,893	4,344,638
Northeast Bancorp	63,945	1,310,873
Northrim BanCorp. Inc.	61,706	2,131,942
Norwood Financial Corp.	52,648	1,584,178
OFG Bancorp.	388,672	4,061,622
Ohio Valley Banc Corp.	37,297	1,560,879
Old Line Bancshares Inc.	67,214	2,218,062
Old National Bancorp./IN	1,208,176	20,418,174
Old Point Financial Corp.	32,871	867,137
Old Second Bancorp. Inc.	261,305	3,632,139
Opus Bank	59,337	1,661,436
Orrstown Financial Services Inc.	66,166	1,597,909
Pacific Mercantile Bancorp.[a,b]	144,021	1,375,401
Pacific Premier Bancorp. Inc.[a,b]	230,292	9,257,738
Park National Corp.	119,268	12,375,248
Parke Bancorp. Inc.	51,637	1,074,050
Peapack Gladstone Financial Corp.	157,118	5,246,170
Penns Woods Bancorp. Inc.	41,055	1,737,037
People’s Utah Bancorp.	104,855	3,386,816
Peoples Bancorp. Inc./OH	147,818	5,240,148
Peoples Bancorp. of North Carolina Inc.[b]	42,353	1,301,084
Peoples Financial Services Corp.	61,859	2,823,863
Premier Financial Bancorp. Inc.	85,204	1,585,646
QCR Holdings Inc.	107,871	4,838,014
RBB Bancorp	69,252	1,826,175
Reliant Bancorp Inc.	63,987	1,458,264
Renasant Corp.	407,817	17,356,692
Republic Bancorp. Inc./KY Class A	88,025	3,371,357
Republic First Bancorp. Inc.[a,b]	340,555	2,962,828
S&T Bancorp. Inc.	308,738	12,330,996

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
Sandy Spring Bancorp. Inc.	289,393	$11,216,873
Seacoast Banking Corp. of Florida[a,b]	383,449	10,149,895
Shore Bancshares Inc.	116,726	2,201,452
Sierra Bancorp.	121,008	3,223,653
Simmons First National Corp. Class A	746,171	21,228,565
SmartFinancial Inc.[a]	65,148	1,534,887
South State Corp.	301,646	25,730,404
Southern First Bancshares Inc.[a]	58,848	2,618,736
Southern National Bancorp. of Virginia Inc.	191,342	3,030,857
Southside Bancshares Inc.	246,352	8,558,268
State Bank Financial Corp.	336,938	10,111,509
Sterling Bancorp./DE	1,919,095	43,275,592
Stock Yards Bancorp. Inc.	193,642	6,796,834
Summit Financial Group Inc.	98,292	2,458,283
Texas Capital Bancshares Inc.[a,b]	105,104	9,448,850
Tompkins Financial Corp.	124,388	9,423,635
TowneBank/Portsmouth VA	573,535	16,403,101
TriCo Bancshares	181,176	6,743,371
TriState Capital Holdings Inc.[a,b]	145,552	3,384,084
Triumph Bancorp. Inc.[a,b]	158,459	6,528,511
Trustmark Corp.	604,598	18,839,274
Two River Bancorp.	65,771	1,187,167
UMB Financial Corp.	407,126	29,471,851
Umpqua Holdings Corp.	1,994,098	42,693,638
Union Bankshares Corp.	503,892	18,497,875
Union Bankshares Inc./Morrisville VTb	5,360	272,288
United Bankshares Inc./WV	899,940	31,722,885
United Community Banks Inc./GA	659,075	20,859,724
United Security Bancshares/Fresno CA	122,000	1,311,500
Unity Bancorp. Inc.	70,569	1,552,518
Univest Corp. of Pennsylvania	252,943	7,006,521
Valley National Bancorp.	2,313,175	28,822,160
Veritex Holdings Inc.[a,b]	96,498	2,670,100
Washington Trust Bancorp. Inc.	134,275	7,217,281
WesBanco Inc.	377,972	15,988,216
West Bancorp. Inc.	110,706	2,834,074
Westamerica Bancorp.[b]	226,456	13,152,564
Wintrust Financial Corp.	499,413	42,974,489

		1,723,579,158
BEVERAGES — 0.01%
MGP Ingredients Inc.[b]	13,875	1,243,061

		1,243,061
BIOTECHNOLOGY — 3.21%
Abeona Therapeutics Inc.[a,b]	253,171	3,633,004
Acceleron Pharma Inc.[a,b]	58,465	2,285,981
Achillion Pharmaceuticals Inc.[a,b]	1,213,819	4,503,268
Acorda Therapeutics Inc.[a,b]	334,548	7,912,060
Adamas Pharmaceuticals Inc.[a,b]	73,001	1,744,724
Advaxis Inc.[a]	28,350	47,912
Agenus Inc.[a,b]	110,196	519,023
Aileron Therapeutics Inc.[a,b]	11,646	94,682
Alder Biopharmaceuticals Inc.[a,b]	473,087	6,008,205
Allena Pharmaceuticals Inc.[a]	12,336	135,943
AMAG Pharmaceuticals Inc.[a,b]	313,176	6,310,496
Apellis Pharmaceuticals Inc.[a]	24,859	549,632

Security	Shares	Value
Ardelyx Inc.[a,b]	307,127	$1,550,991
ARMO BioSciences Inc.[a]	14,947	559,167
Array BioPharma Inc.[a,b]	216,800	3,538,176
Arsanis Inc.[a]	14,468	331,173
Atara Biotherapeutics Inc.[a]	296,440	11,561,160
Athenex Inc.[a,b]	15,970	271,650
Athersys Inc.[a,b]	44,153	80,800
Audentes Therapeutics Inc.[a,b]	13,688	411,324
Bellicum Pharmaceuticals Inc.[a,b]	73,286	480,756
BioCryst Pharmaceuticals Inc.[a,b]	134,703	642,533
Biohaven Pharmaceutical Holding Co. Ltd.[a]	31,520	811,955
BioTime Inc.[a,b]	779,393	2,096,567
Bluebird Bio Inc.[a,b]	266,417	45,490,703
Calyxt Inc.[a,b]	11,105	145,698
Cara Therapeutics Inc.[a,b]	34,358	425,352
Celcuity Inc.[a,b]	6,430	105,966
Celldex Therapeutics Inc.[a,b]	1,181,368	2,752,587
Chimerix Inc.[a,b]	422,607	2,197,556
Concert Pharmaceuticals Inc.[a,b]	91,984	2,106,434
Corvus Pharmaceuticals Inc.[a]	74,158	855,042
Cue Biopharma Inc.[a]	19,128	268,748
Deciphera Pharmaceuticals Inc.[a,b]	18,941	379,578
Denali Therapeutics Inc.[a,b]	35,986	708,564
Dynavax Technologies Corp.[a,b]	501,846	9,961,643
Editas Medicine Inc.[a,b]	94,364	3,128,167
Emergent BioSolutions Inc.[a,b]	157,018	8,266,998
Enanta Pharmaceuticals Inc.[a,b]	139,770	11,308,791
Epizyme Inc.[a,b]	116,347	2,065,159
Fate Therapeutics Inc.[a,b]	325,663	3,178,471
Five Prime Therapeutics Inc.[a,b]	294,436	5,058,410
G1 Therapeutics Inc.[a]	31,248	1,157,738
Genocea Biosciences Inc.[a,b]	101,155	106,213
Heron Therapeutics Inc.[a]	69,305	1,912,818
Idera Pharmaceuticals Inc.[a]	70,867	130,395
Immune Design Corp.[a,b]	253,900	837,870
Immunomedics Inc.[a,b]	564,880	8,252,897
Insmed Inc.[a,b]	98,246	2,212,500
Intellia Therapeutics Inc.[a,b]	149,972	3,162,909
Iovance Biotherapeutics Inc.[a,b]	613,730	10,372,037
Karyopharm Therapeutics Inc.[a,b]	249,179	3,343,982
Kindred Biosciences Inc.[a,b]	199,755	1,727,881
MacroGenics Inc.[a,b]	216,623	5,450,235
MediciNova Inc.[a,b]	51,639	527,751
Merrimack Pharmaceuticals Inc.	44,291	356,543
Mersana Therapeutics Inc.[a,b]	26,218	413,458
Minerva Neurosciences Inc.[a,b]	37,204	232,525
Miragen Therapeutics Inc.[a,b]	18,869	132,272
Momenta Pharmaceuticals Inc.[a]	512,492	9,301,730
Myriad Genetics Inc.[a,b]	587,760	17,368,308
NantKwest Inc.[a,b]	274,148	1,066,436
Novavax Inc.[a,b]	1,725,862	3,624,310
Novelion Therapeutics Inc.[a,b]	138,875	486,063
Nymox Pharmaceutical Corp.[a,b]	191,090	808,311
Otonomy Inc.[a,b]	246,403	1,034,893
PDL BioPharma Inc.[a]	1,374,353	4,040,598
Portola Pharmaceuticals Inc.[a,b]	38,726	1,264,791
Protagonist Therapeutics Inc.[a,b]	59,043	507,179

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
Prothena Corp. PLC[a,b]	78,966	$2,898,842
PTC Therapeutics Inc.[a,b]	69,198	1,872,498
Recro Pharma Inc.[a,b]	114,450	1,260,095
REGENXBIO Inc.[a]	180,398	5,384,880
Retrophin Inc.[a,b]	354,501	7,926,642
Rhythm Pharmaceuticals Inc.[a,b]	18,912	376,349
Sarepta Therapeutics Inc.[a,b]	129,580	9,600,582
Solid Biosciences Inc.[a]	24,342	182,565
Spectrum Pharmaceuticals Inc.[a,b]	781,021	12,566,628
Spero Therapeutics Inc.[a]	13,818	196,907
Stemline Therapeutics Inc.[a,b]	194,949	2,982,720
Syndax Pharmaceuticals Inc.[a,b]	6,805	96,835
Tocagen Inc.[a]	19,581	232,035
Trevena Inc.[a,b]	459,221	753,122
Voyager Therapeutics Inc.[a,b]	153,450	2,883,325
XBiotech Inc.[a,b]	10,578	56,592

		283,588,309
BUILDING PRODUCTS — 0.49%
Armstrong Flooring Inc.[a]	195,492	2,652,826
Caesarstone Ltd.[b]	74,958	1,472,925
CSW Industrials Inc.[a]	71,332	3,213,507
Gibraltar Industries Inc.[a]	283,889	9,609,643
Griffon Corp.	42,827	781,593
Insteel Industries Inc.[b]	16,446	454,403
Quanex Building Products Corp.	284,417	4,948,856
Simpson Manufacturing Co. Inc.	315,165	18,150,352
Universal Forest Products Inc.	65,596	2,128,590

		43,412,695
CAPITAL MARKETS — 1.28%
Arlington Asset Investment Corp. Class Ab	201,279	2,222,120
Associated Capital Group Inc. Class Ab	31,717	1,187,802
B. Riley Financial Inc.	187,100	3,648,450
Cowen Inc. Class Aa,b	225,586	2,977,735
Donnelley Financial Solutions Inc.[a,b]	30,699	527,102
GAIN Capital Holdings Inc.[b]	311,026	2,099,425
GAMCO Investors Inc. Class A	44,467	1,104,116
Greenhill & Co. Inc.[b]	221,376	4,095,456
Hamilton Lane Inc. Class A	40,627	1,512,543
INTL. FCStone Inc.[a,b]	136,881	5,842,081
Investment Technology Group Inc.	256,931	5,071,818
Ladenburg Thalmann Financial Services Inc.	823,859	2,694,019
Medley Management Inc. Class A	30,587	174,346
Oppenheimer Holdings Inc. Class A NVS	87,281	2,247,486
Piper Jaffray Companies	123,792	10,280,926
PJT Partners Inc. Class A	164,308	8,231,831
Pzena Investment Management Inc. Class A	35,456	394,625
Safeguard Scientifics Inc.[a,b]	178,481	2,186,392
Stifel Financial Corp.	600,358	35,559,204
Value Line Inc.	3,686	67,454
Virtus Investment Partners Inc.	53,615	6,637,537
Waddell & Reed Financial Inc. Class A	705,233	14,252,759

		113,015,227

Security	Shares	Value
CHEMICALS — 1.50%
Advanced Emissions Solutions Inc.[b]	60,112	$686,479
AdvanSix Inc.[a]	35,933	1,249,750
AgroFresh Solutions Inc.[a,b]	195,871	1,439,652
American Vanguard Corp.	256,315	5,177,563
Core Molding Technologies Inc.	67,742	1,207,840
Flotek Industries Inc.[a,b]	441,684	2,694,272
FutureFuel Corp.	230,258	2,760,793
GCP Applied Technologies Inc.[a,b]	646,925	18,793,171
Hawkins Inc.	69,602	2,446,510
HB Fuller Co.	115,477	5,742,671
Innophos Holdings Inc.	172,453	6,934,335
Innospec Inc.	214,507	14,715,180
Intrepid Potash Inc.[a,b]	854,289	3,109,612
Kraton Corp.[a]	213,177	10,170,675
LSB Industries Inc.[a,b]	195,017	1,195,454
Minerals Technologies Inc.	138,533	9,274,784
OMNOVA Solutions Inc.[a,b]	135,521	1,422,971
PQ Group Holdings Inc.[a,b]	173,793	2,427,888
Rayonier Advanced Materials Inc.	162,999	3,499,589
Stepan Co.	64,738	5,384,907
Trecora Resources[a,b]	178,691	2,430,198
Tredegar Corp.	234,708	4,213,009
Trinseo SA	120,962	8,957,236
Tronox Ltd. Class A	809,127	14,920,302
Valhi Inc.	218,473	1,323,946

		132,178,787
COMMERCIAL SERVICES & SUPPLIES — 1.44%
ABM Industries Inc.	249,868	8,365,581
ACCO Brands Corp.	945,717	11,868,748
ARC Document Solutions Inc.[a]	369,746	813,441
Brady Corp. Class A NVS	93,776	3,483,778
Casella Waste Systems Inc. Class Aa	284,345	6,647,986
CECO Environmental Corp.	266,929	1,187,834
CompX International Inc.	21,314	294,133
Ennis Inc.	224,834	4,429,230
Essendant Inc.	336,618	2,625,620
Heritage-Crystal Clean Inc.[a]	58,690	1,382,150
Herman Miller Inc.	81,888	2,616,322
InnerWorkings Inc.[a,b]	31,199	282,351
Interface Inc.	55,881	1,408,201
Kimball International Inc. Class B NVS	46,561	793,399
Knoll Inc.	27,914	563,584
LSC Communications Inc.	309,551	5,401,665
McGrath RentCorp	194,172	10,425,095
Mobile Mini Inc.	394,145	17,145,308
NL Industries Inc.[a,b]	80,483	631,792
Quad/Graphics Inc.	124,209	3,148,698
RR Donnelley & Sons Co.	449,721	3,926,064
SP Plus Corp.[a,b]	109,612	3,902,187
Steelcase Inc. Class A	150,028	2,040,381
Team Inc.[a,b]	144,989	1,993,599
Tetra Tech Inc.	35,863	1,755,494

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
UniFirst Corp./MAb	137,379	$22,207,315
Viad Corp.	73,603	3,860,477
VSE Corp.	78,292	4,049,262

		127,249,695
COMMUNICATIONS EQUIPMENT — 1.48%
Acacia Communications Inc.[a,b]	14,511	558,093
ADTRAN Inc.	434,078	6,749,913
Calix Inc.[a,b]	384,364	2,632,893
Casa Systems Inc.[a]	34,741	1,019,301
Comtech Telecommunications Corp.	205,250	6,134,923
Digi International Inc.[a]	236,768	2,438,710
EMCORE Corp.[a]	130,342	742,949
Finisar Corp.[a,b]	551,037	8,711,895
Harmonic Inc.[a,b]	716,705	2,723,479
Infinera Corp.[a,b]	1,324,992	14,389,413
KVH Industries Inc.[a,b]	145,646	1,507,436
NETGEAR Inc.[a,b]	281,744	16,115,757
NetScout Systems Inc.[a,b]	761,210	20,057,884
Oclaro Inc.[a]	196,634	1,879,821
Ribbon Communications Inc.[a]	425,569	2,170,402
ViaSat Inc.[a,b]	462,764	30,412,850
Viavi Solutions Inc.[a,b]	1,284,732	12,487,595

		130,733,314
CONSTRUCTION & ENGINEERING — 0.85%
Aegion Corp.[a,b]	291,126	6,669,697
Ameresco Inc. Class Aa,b	170,398	2,215,174
Chicago Bridge & Iron Co. NVb	906,092	13,047,725
EMCOR Group Inc.	131,058	10,213,350
Granite Construction Inc.	80,186	4,479,190
Great Lakes Dredge & Dock Corp.[a,b]	471,920	2,170,832
IES Holdings Inc.[a,b]	81,591	1,236,104
KBR Inc.	1,127,577	18,255,471
Layne Christensen Co.[a,b]	162,341	2,422,128
MYR Group Inc.[a]	80,267	2,473,829
Northwest Pipe Co.[a,b]	85,867	1,485,499
NV5 Global Inc.[a,b]	18,960	1,057,020
Orion Group Holdings Inc.[a]	130,028	856,884
Sterling Construction Co. Inc.[a,b]	181,020	2,074,489
Tutor Perini Corp.[a,b]	286,783	6,323,565

		74,980,957
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	16,790	1,228,692

		1,228,692
CONSUMER FINANCE — 0.85%
Curo Group Holdings Corp.[a]	60,942	1,048,202
Elevate Credit Inc.[a]	156,248	1,106,236
Encore Capital Group Inc.[a,b]	217,415	9,827,158
Enova International Inc.[a,b]	204,942	4,518,971
EZCORP Inc. Class A NVS[a,b]	452,587	5,974,148
FirstCash Inc.	341,012	27,707,225
LendingClub Corp.[a,b]	255,171	893,099

Security	Shares	Value
Nelnet Inc. Class A	172,035	$9,016,354
PRA Group Inc.[a,b]	163,515	6,213,570
Regional Management Corp.[a,b]	86,651	2,758,968
World Acceptance Corp.[a]	55,045	5,796,239

		74,860,170
CONTAINERS & PACKAGING — 0.04%
Greif Inc. Class A NVS	31,951	1,669,440
Greif Inc. Class B	7,381	429,943
UFP Technologies Inc.[a,b]	58,354	1,721,443

		3,820,826
DISTRIBUTORS — 0.03%
Funko Inc. Class Aa,b	59,910	491,861
Weyco Group Inc.	58,417	1,962,811

		2,454,672
DIVERSIFIED CONSUMER SERVICES — 0.73%
Adtalem Global Education Inc.[a]	543,257	25,831,870
American Public Education Inc.[a]	141,734	6,094,562
Ascent Capital Group Inc. Class Aa,b	103,488	380,836
Bridgepoint Education Inc.[a]	32,816	221,180
Cambium Learning Group Inc.[a]	92,182	1,032,438
Capella Education Co.	6,272	547,859
Career Education Corp.[a]	606,832	7,973,772
Carriage Services Inc.	78,031	2,158,337
Houghton Mifflin Harcourt Co.[a,b]	288,290	2,003,616
K12 Inc.[a]	350,011	4,963,156
Laureate Education Inc. Class Aa,b	501,341	6,893,439
Liberty Tax Inc.	62,538	631,634
Regis Corp.[a,b]	319,114	4,828,195
Weight Watchers International Inc.[a,b]	15,950	1,016,334

		64,577,228
DIVERSIFIED FINANCIAL SERVICES — 0.18%
Cannae Holdings Inc.[a]	556,804	10,501,323
Marlin Business Services Corp.	54,090	1,533,452
On Deck Capital Inc.[a,b]	453,137	2,533,036
Tiptree Inc.[b]	222,755	1,414,494

		15,982,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.42%
ATN International Inc.	92,750	5,529,755
Cincinnati Bell Inc.[a,b]	379,322	5,253,610
Consolidated Communications Holdings Inc.	266,532	2,921,191
Frontier Communications Corp.[b]	706,959	5,245,636
Globalstar Inc.[a,b]	1,777,199	1,221,824
Hawaiian Telcom Holdco Inc.[a]	54,853	1,463,478
IDT Corp. Class B	58,036	363,886
Intelsat SAa,b	318,863	1,198,925
Iridium Communications Inc.[a,b]	749,638	8,433,428

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
ORBCOMM Inc.[a,b]	38,004	$356,097
pdvWireless Inc.[a,b]	84,660	2,527,101
Windstream Holdings Inc.[b]	1,650,040	2,326,556

		36,841,487
ELECTRIC UTILITIES — 2.00%
ALLETE Inc.	458,173	33,102,999
El Paso Electric Co.	365,084	18,619,284
Genie Energy Ltd. Class B	133,577	666,549
IDACORP Inc.	452,435	39,936,438
MGE Energy Inc.	161,368	9,052,745
Otter Tail Corp.	352,498	15,280,788
PNM Resources Inc.	715,031	27,349,936
Portland General Electric Co.	800,565	32,430,888
Spark Energy Inc. Class Ab	13,191	156,313

		176,595,940
ELECTRICAL EQUIPMENT — 0.38%
Babcock & Wilcox Enterprises Inc.[a,b]	398,161	1,739,963
Encore Wire Corp.	179,794	10,194,320
General Cable Corp.	28,787	852,095
LSI Industries Inc.	216,054	1,752,198
Powell Industries Inc.	74,501	1,999,607
Preformed Line Products Co.	28,219	1,836,775
Revolution Lighting Technologies Inc.[a,b]	103,650	355,519
Sunrun Inc.[a,b]	769,174	6,868,724
Thermon Group Holdings Inc.[a,b]	289,380	6,485,006
Vicor Corp.[a,b]	15,134	432,076
Vivint Solar Inc.[a,b]	239,419	873,879

		33,390,162
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.34%
Anixter International Inc.[a]	260,857	19,759,918
AVX Corp.	413,927	6,850,492
Bel Fuse Inc. Class B NVS	65,375	1,235,587
Belden Inc.[b]	379,457	26,159,766
Benchmark Electronics Inc.	446,003	13,313,190
Control4 Corp.[a,b]	23,717	509,441
CTS Corp.	285,419	7,763,397
Daktronics Inc.	129,357	1,139,635
Electro Scientific Industries Inc.[a]	289,669	5,599,302
FARO Technologies Inc.[a]	109,971	6,422,306
Fitbit Inc. Class Aa,b	1,743,881	8,893,793
II-VI Inc.[a,b]	383,017	15,665,395
Insight Enterprises Inc.[a]	197,661	6,904,299
Kimball Electronics Inc.[a]	236,310	3,816,406
Knowles Corp.[a,b]	792,486	9,977,399
Littelfuse Inc.	14,219	2,960,111
Maxwell Technologies Inc.[a,b]	334,204	1,981,830
MTS Systems Corp.	158,626	8,193,033
Park Electrochemical Corp.	164,182	2,764,825
PC Connection Inc.	105,080	2,627,000
PCM Inc.[a,b]	51,599	428,272
Plexus Corp.[a]	301,345	17,999,337
Radisys Corp.[a,b]	271,982	174,340
Sanmina Corp.[a]	637,913	16,681,425

Security	Shares	Value
ScanSource Inc.[a]	224,018	$7,963,840
SYNNEX Corp.	208,006	24,627,910
Systemax Inc.	25,655	732,450
Tech Data Corp.[a]	291,464	24,812,330
TTM Technologies Inc.[a,b]	657,099	10,047,044
VeriFone Systems Inc.[a,b]	907,019	13,949,952
Vishay Intertechnology Inc.	1,192,706	22,184,332
Vishay Precision Group Inc.[a,b]	91,047	2,836,114

		294,974,471
ENERGY EQUIPMENT & SERVICES — 2.49%
Archrock Inc.	624,916	5,468,015
Basic Energy Services Inc.[a]	157,509	2,274,430
Bristow Group Inc.	293,015	3,809,195
C&J Energy Services Inc.[a]	449,590	11,608,414
Cactus Inc. Class Aa	171,706	4,624,043
CARBO Ceramics Inc.[a,b]	205,916	1,492,891
Diamond Offshore Drilling Inc.[a,b]	580,247	8,506,421
Dril-Quip Inc.[a,b]	337,453	15,117,894
Ensco PLC Class Ab	3,844,518	16,877,434
Era Group Inc.[a]	177,563	1,660,214
Exterran Corp.[a]	287,453	7,674,995
Fairmount Santrol Holdings Inc.[a,b]	164,366	698,556
Forum Energy Technologies Inc.[a,b]	722,049	7,942,539
Frank’s International NV	447,530	2,430,088
FTS International Inc.[a]	165,452	3,042,662
Geospace Technologies Corp.[a,b]	119,465	1,179,120
Gulf Island Fabrication Inc.	125,535	891,299
Helix Energy Solutions Group Inc.[a]	1,264,743	7,322,862
Independence Contract Drilling Inc.[a,b]	312,417	1,180,936
Keane Group Inc.[a,b]	31,254	462,559
Key Energy Services Inc.[a]	91,039	1,066,977
Liberty Oilfield Services Inc. Series Aa,b	111,300	1,879,857
Mammoth Energy Services Inc.[a,b]	72,979	2,339,707
Matrix Service Co.[a]	235,599	3,227,706
McDermott International Inc.[a,b]	2,550,935	15,535,194
Natural Gas Services Group Inc.[a,b]	112,608	2,685,701
NCS Multistage Holdings Inc.[a,b]	5,404	81,060
Newpark Resources Inc.[a,b]	751,314	6,085,643
Nine Energy Service Inc.[a]	60,180	1,465,383
Noble Corp. PLC[a]	2,189,117	8,121,624
Oil States International Inc.[a,b]	454,063	11,896,451
Parker Drilling Co.[a,b]	1,240,652	787,814
PHI Inc. NVS[a,b]	104,658	1,071,698
Pioneer Energy Services Corp.[a]	678,693	1,832,471
ProPetro Holding Corp.[a,b]	169,906	2,699,806
Quintana Energy Services Inc.[a]	45,018	438,926
Ranger Energy Services Inc.[a]	40,552	330,093
Rowan Companies PLC Class Aa	1,051,569	12,135,106
SEACOR Holdings Inc.[a,b]	146,577	7,490,085
SEACOR Marine Holdings Inc.[a,b]	144,521	2,748,790
Smart Sand Inc.[a,b]	24,587	143,096
Solaris Oilfield Infrastructure Inc. Class Aa,b	7,997	132,430
Superior Energy Services Inc.[a,b]	1,363,502	11,494,322
TETRA Technologies Inc.[a]	1,026,575	3,849,656
U.S. Silica Holdings Inc.[b]	283,516	7,235,328
Unit Corp.[a,b]	464,113	9,170,873

		220,210,364

SCHEDULES OF INVESTMENTS	67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.32%
Acadia Realty Trust[b]	745,145	$18,330,567
Agree Realty Corp.[b]	255,048	12,252,506
Alexander & Baldwin Inc.	615,719	14,241,580
Alexander’s Inc.[b]	938	357,594
American Assets Trust Inc.	233,626	7,805,445
Americold Realty Trust	328,730	6,272,168
Armada Hoffler Properties Inc.	46,162	631,958
Ashford Hospitality Prime Inc.	240,857	2,341,130
Ashford Hospitality Trust Inc.[b]	699,211	4,516,903
Bluerock Residential Growth REIT Inc.[b]	214,017	1,819,145
CareTrust REIT Inc.[b]	53,501	716,913
CatchMark Timber Trust Inc. Class A	382,818	4,773,740
CBL & Associates Properties Inc.[b]	1,524,688	6,357,949
Cedar Realty Trust Inc.[b]	794,248	3,129,337
Chatham Lodging Trust	405,284	7,761,189
Chesapeake Lodging Trust	532,871	14,819,143
City Office REIT Inc.[b]	257,401	2,975,556
Clipper Realty Inc.	121,037	1,025,183
Community Healthcare Trust Inc.[b]	123,062	3,167,616
CorEnergy Infrastructure Trust Inc.[b]	107,193	4,024,025
Cousins Properties Inc.[b]	3,755,451	32,597,315
DiamondRock Hospitality Co.[b]	1,806,644	18,861,363
Easterly Government Properties Inc.[b]	373,477	7,618,931
Education Realty Trust Inc.[b]	683,422	22,382,071
Farmland Partners Inc.[b]	285,203	2,381,445
First Industrial Realty Trust Inc.	832,239	24,326,346
Four Corners Property Trust Inc.	172,926	3,992,861
Franklin Street Properties Corp.	935,390	7,866,630
Front Yard Residential Corp.[b]	451,664	4,539,223
GEO Group Inc. (The)	862,473	17,654,822
Getty Realty Corp.[b]	276,115	6,963,620
Gladstone Commercial Corp.[b]	248,982	4,317,348
Global Medical REIT Inc.[b]	148,665	1,033,222
Global Net Lease Inc.[b]	610,965	10,313,089
Government Properties Income Trust[b]	640,943	8,755,281
Gramercy Property Trust[b]	1,230,729	26,743,741
Healthcare Realty Trust Inc.	1,097,625	30,415,189
Hersha Hospitality Trust[b]	354,566	6,346,731
Independence Realty Trust Inc.[b]	754,868	6,929,688
Industrial Logistics Properties Trust[a,b]	125,779	2,558,345
InfraREIT Inc.[a]	382,877	7,439,300
Investors Real Estate Trust[b]	1,075,855	5,583,687
iStar Inc.[a,b]	605,592	6,158,871
Jernigan Capital Inc.[b]	122,534	2,217,865
Kite Realty Group Trust	748,259	11,395,985
LaSalle Hotel Properties[b]	1,025,574	29,751,902
Lexington Realty Trust	1,957,510	15,405,604
LTC Properties Inc.	211,480	8,036,240
Mack-Cali Realty Corp.	818,808	13,682,282
MedEquities Realty Trust Inc.[b]	191,265	2,010,195
Monmouth Real Estate Investment Corp.[b]	551,852	8,299,854
National Health Investors Inc.[b]	197,560	13,293,812
National Storage Affiliates Trust	407,789	10,227,348
New Senior Investment Group Inc.[b]	730,713	5,977,232
NexPoint Residential Trust Inc.	149,215	3,706,501

Security	Shares	Value
NorthStar Realty Europe Corp.[b]	487,715	$6,350,049
One Liberty Properties Inc.	131,178	2,899,034
Pebblebrook Hotel Trust[b]	621,579	21,351,239
Pennsylvania REIT[b]	616,081	5,945,182
Physicians Realty Trust	744,367	11,589,794
Preferred Apartment Communities Inc. Class Ab	347,338	4,928,726
Quality Care Properties Inc.[a,b]	848,589	16,488,084
RAIT Financial Trust[b]	820,674	132,539
Ramco-Gershenson Properties Trust[b]	708,535	8,757,493
Retail Opportunity Investments Corp.[b]	874,859	15,458,759
Rexford Industrial Realty Inc.[b]	415,260	11,955,335
RLJ Lodging Trust	1,529,136	29,726,404
Sabra Health Care REIT Inc.[b]	1,327,062	23,422,644
Safety Income & Growth Inc.[b]	70,156	1,121,794
Saul Centers Inc.[b]	11,442	583,199
Select Income REIT	574,046	11,182,416
Seritage Growth Properties Class Ab	229,803	8,169,497
STAG Industrial Inc.	855,358	20,460,163
Summit Hotel Properties Inc.[b]	939,036	12,780,280
Sunstone Hotel Investors Inc.[b]	2,031,328	30,916,812
Terreno Realty Corp.	361,755	12,484,165
Tier REIT Inc.	432,495	7,992,508
UMH Properties Inc.[b]	48,981	656,835
Urstadt Biddle Properties Inc. Class A	264,826	5,111,142
Washington Prime Group Inc.[b]	1,670,309	11,140,961
Washington REIT[b]	450,730	12,304,929
Whitestone REIT[b]	340,902	3,541,972
Xenia Hotels & Resorts Inc.[b]	971,287	19,153,780

		823,709,321
FOOD & STAPLES RETAILING — 0.57%
Andersons Inc. (The)	242,848	8,038,269
Chefs’ Warehouse Inc. (The)[a,b]	13,401	308,223
Ingles Markets Inc. Class A	127,616	4,319,802
Natural Grocers by Vitamin Cottage Inc.[a,b]	82,718	592,261
Smart & Final Stores Inc.[a,b]	204,123	1,132,883
SpartanNash Co.	330,335	5,685,065
SUPERVALU Inc.[a,b]	345,645	5,264,173
United Natural Foods Inc.[a,b]	456,931	19,620,617
Village Super Market Inc. Class A	71,020	1,872,797
Weis Markets Inc.	86,289	3,536,123

		50,370,213
FOOD PRODUCTS — 1.11%
Alico Inc.	29,176	793,587
Cal-Maine Foods Inc.[a,b]	255,226	11,153,376
Darling Ingredients Inc.[a,b]	1,476,818	25,548,951
Dean Foods Co.	776,877	6,696,680
Farmer Bros. Co.[a,b]	75,909	2,292,452
Fresh Del Monte Produce Inc.	291,043	13,166,785
Hostess Brands Inc.[a,b]	675,432	9,989,639
Landec Corp.[a,b]	189,650	2,474,933
Limoneira Co.	73,252	1,738,270
Sanderson Farms Inc.	181,255	21,572,970

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
Seneca Foods Corp. Class Aa	62,701	$1,736,818
Tootsie Roll Industries Inc.[b]	43,784	1,289,445

		98,453,906
GAS UTILITIES — 2.26%
Chesapeake Utilities Corp.	123,930	8,718,475
New Jersey Resources Corp.	721,719	28,940,932
Northwest Natural Gas Co.	254,067	14,646,963
ONE Gas Inc.	468,683	30,942,452
RGC Resources Inc.	37,776	959,510
South Jersey Industries Inc.	718,543	20,234,171
Southwest Gas Holdings Inc.	383,828	25,958,288
Spire Inc.	422,473	30,544,798
WGL Holdings Inc.	458,887	38,385,897

		199,331,486
HEALTH CARE EQUIPMENT & SUPPLIES — 1.63%
Analogic Corp.	111,316	10,675,204
AngioDynamics Inc.[a]	321,423	5,544,547
Anika Therapeutics Inc.[a,b]	23,211	1,154,051
Cerus Corp.[a]	136,774	749,522
ConforMIS Inc.[a,b]	226,046	327,767
CONMED Corp.	247,118	15,649,983
CryoLife Inc.[a]	91,785	1,840,289
FONAR Corp.[a,b]	7,590	226,182
Haemonetics Corp.[a]	91,074	6,662,974
Halyard Health Inc.[a]	421,963	19,444,055
ICU Medical Inc.[a]	40,396	10,195,950
Integer Holdings Corp.[a]	282,499	15,975,318
Invacare Corp.[b]	294,735	5,128,389
Lantheus Holdings Inc.[a]	23,107	367,401
LivaNova PLC[a,b]	436,485	38,628,922
Meridian Bioscience Inc.	45,701	648,954
Obalon Therapeutics Inc.[a,b]	34,006	116,641
OraSure Technologies Inc.[a,b]	29,883	504,724
Orthofix International NVa	125,286	7,364,311
OrthoPediatrics Corp.[a]	10,082	151,835
Quotient Ltd.[a,b]	88,860	418,531
Restoration Robotics Inc.[a,b]	8,319	51,827
Rockwell Medical Inc.[a,b]	29,731	154,899
RTI Surgical Inc.[a,b]	109,952	505,779
Sientra Inc.[a]	132,250	1,277,535
Utah Medical Products Inc.	4,966	490,889

		144,256,479
HEALTH CARE PROVIDERS & SERVICES — 0.78%
AAC Holdings Inc.[a,b]	99,929	1,147,185
Aceto Corp.	272,163	2,068,439
Almost Family Inc.[a]	84,940	4,756,640
American Renal Associates Holdings Inc.[a,b]	9,598	180,922
BioScrip Inc.[a,b]	904,739	2,225,658
Community Health Systems Inc.[a,b]	845,867	3,349,633
Cross Country Healthcare Inc.[a,b]	172,218	1,913,342
Diplomat Pharmacy Inc.[a,b]	436,535	8,796,180
Ensign Group Inc. (The)	180,092	4,736,420
Kindred Healthcare Inc.	767,350	7,021,252

Security	Shares	Value
LHC Group Inc.[a,b]	8,466	$521,167
Magellan Health Inc.[a]	59,043	6,323,505
National Healthcare Corp.	99,500	5,933,185
National Research Corp. Class A	7,739	226,366
Owens & Minor Inc.	547,840	8,518,912
PetIQ Inc.[a,b]	15,222	404,905
Providence Service Corp. (The)[a]	18,042	1,247,424
R1 RCM Inc.[a,b]	74,834	534,315
Tivity Health Inc.[a,b]	110,487	4,380,810
Triple-S Management Corp. Class Ba	161,155	4,212,592

		68,498,852
HEALTH CARE TECHNOLOGY — 0.36%
Allscripts Healthcare Solutions Inc.[a]	1,636,123	20,206,119
Computer Programs & Systems Inc.[b]	47,442	1,385,307
Evolent Health Inc. Class Aa,b	407,848	5,811,834
HMS Holdings Corp.[a,b]	100,307	1,689,170
NantHealth Inc.[a,b]	150,081	457,747
Quality Systems Inc.[a,b]	173,485	2,368,070

		31,918,247
HOTELS, RESTAURANTS & LEISURE — 1.73%
Belmond Ltd. Class Aa,b	814,064	9,076,814
Biglari Holdings Inc.[a,b]	9,189	3,752,879
Bluegreen Vacations Corp.	39,552	837,316
Boyd Gaming Corp.	72,263	2,302,299
Brinker International Inc.	101,942	3,680,106
Caesars Entertainment Corp.[a]	1,162,601	13,079,261
Carrols Restaurant Group Inc.[a,b]	313,513	3,511,346
Century Casinos Inc.[a,b]	238,722	1,780,866
Del Frisco’s Restaurant Group Inc.[a,b]	188,510	2,874,777
Del Taco Restaurants Inc.[a,b]	298,661	3,094,128
Denny’s Corp.[a,b]	143,164	2,209,021
Dine Brands Global Inc.	60,400	3,961,032
Drive Shack Inc.[a]	304,425	1,455,152
El Pollo Loco Holdings Inc.[a,b]	184,888	1,756,436
Empire Resorts Inc.[a,b]	14,544	250,884
Fiesta Restaurant Group Inc.[a,b]	220,177	4,073,274
Fogo De Chao Inc.[a]	85,346	1,344,200
Golden Entertainment Inc.[a]	128,924	2,994,905
ILG Inc.	870,764	27,089,468
International Speedway Corp. Class A	217,863	9,607,758
J Alexander’s Holdings Inc.[a]	118,301	1,354,546
Jack in the Box Inc.	54,439	4,645,280
La Quinta Holdings Inc.[a]	583,255	11,029,352
Marcus Corp. (The)	32,602	989,471
Marriott Vacations Worldwide Corp.	22,629	3,014,183
Monarch Casino & Resort Inc.[a]	99,990	4,228,577
Nathan’s Famous Inc.	1,795	132,651
Penn National Gaming Inc.[a,b]	402,680	10,574,377
Pinnacle Entertainment Inc.[a]	147,496	4,447,004
PlayAGS Inc.[a]	24,051	559,426
Potbelly Corp.[a,b]	150,943	1,818,863
RCI Hospitality Holdings Inc.[b]	75,734	2,150,088

SCHEDULES OF INVESTMENTS	69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
Red Lion Hotels Corp.[a,b]	161,632	$1,575,912
Red Robin Gourmet Burgers Inc.[a,b]	7,071	410,118
Sonic Corp.	144,466	3,644,877
Speedway Motorsports Inc.	106,200	1,892,484
Zoe’s Kitchen Inc.[a,b]	129,656	1,872,233

		153,071,364
HOUSEHOLD DURABLES — 1.56%
AV Homes Inc.[a,b]	110,017	2,040,815
Bassett Furniture Industries Inc.	91,481	2,776,448
Beazer Homes USA Inc.[a,b]	281,086	4,483,322
Century Communities Inc.[a,b]	169,017	5,062,059
CSS Industries Inc.	81,317	1,423,048
Ethan Allen Interiors Inc.	221,685	5,087,671
Flexsteel Industries Inc.	68,303	2,703,433
Green Brick Partners Inc.[a,b]	212,538	2,316,664
Hamilton Beach Brands Holding Co. Class A	26,738	567,380
Helen of Troy Ltd.[a]	132,963	11,567,781
Hovnanian Enterprises Inc. Class Aa,b	870,383	1,592,801
KB Home	596,810	16,979,244
La-Z-Boy Inc.	233,355	6,988,982
LGI Homes Inc.[a]	53,205	3,754,677
Libbey Inc.	200,880	982,303
Lifetime Brands Inc.	89,213	1,106,241
M/I Homes Inc.[a]	188,823	6,014,013
MDC Holdings Inc.	238,581	6,661,182
Meritage Homes Corp.[a]	321,906	14,566,246
New Home Co. Inc. (The)[a,b]	113,563	1,258,278
PICO Holdings Inc.	179,331	2,053,340
TopBuild Corp.[a]	128,534	9,835,422
TRI Pointe Group Inc.[a,b]	1,275,492	20,956,334
William Lyon Homes Class Aa	233,269	6,412,565
ZAGG Inc.[a,b]	71,396	871,031

		138,061,280
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co.[a,b]	80,684	3,469,412
Central Garden & Pet Co. Class A NVS[a,b]	279,387	11,066,519
HRG Group Inc.[a,b]	61,930	1,021,226
Oil-Dri Corp. of America	46,333	1,862,123
Orchids Paper Products Co.[b]	83,281	678,740

		18,098,020
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.64%
Atlantic Power Corp.[a]	288,694	606,257
Dynegy Inc.[a,b]	1,161,259	15,700,222
NRG Yield Inc. Class A	316,837	5,208,800
NRG Yield Inc. Class C	590,922	10,045,674
Ormat Technologies Inc.	189,305	10,673,016
Pattern Energy Group Inc. Class A	562,469	9,725,089
TerraForm Power Inc. Class A	409,433	4,393,216

		56,352,274
INSURANCE — 3.81%
Ambac Financial Group Inc.[a,b]	317,167	4,973,179

Security	Shares	Value
American Equity Investment Life Holding Co.	644,140	$18,911,950
AMERISAFE Inc.	170,628	9,427,197
AmTrust Financial Services Inc.	768,913	9,465,319
Argo Group International Holdings Ltd.	295,158	16,942,069
Atlas Financial Holdings Inc.[a,b]	46,724	483,593
Baldwin & Lyons Inc. Class B	85,047	1,871,034
Blue Capital Reinsurance Holdings Ltd.	55,572	677,978
Citizens Inc./TXa,b	430,609	3,152,058
CNO Financial Group Inc.	1,469,792	31,850,393
Crawford & Co. Class B	23,047	189,446
Donegal Group Inc. Class A	81,995	1,295,521
eHealth Inc.[a,b]	16,782	240,150
EMC Insurance Group Inc.	79,843	2,162,148
Employers Holdings Inc.	287,691	11,637,101
Enstar Group Ltd.[a]	101,258	21,289,494
FBL Financial Group Inc. Class A	90,326	6,264,108
Federated National Holding Co.	110,632	1,744,667
Genworth Financial Inc. Class Aa	4,548,730	12,872,906
Global Indemnity Ltd.[b]	76,526	2,641,678
Greenlight Capital Re Ltd. Class Aa,b	270,751	4,345,554
Hallmark Financial Services Inc.[a]	124,307	1,108,818
HCI Group Inc.	29,824	1,138,084
Heritage Insurance Holdings Inc.[b]	172,991	2,622,544
Horace Mann Educators Corp.	368,686	15,761,326
Independence Holding Co.	53,572	1,909,842
Infinity Property & Casualty Corp.	83,030	9,830,752
Investors Title Co.	3,132	626,087
James River Group Holdings Ltd.	228,478	8,104,115
Kemper Corp.	357,382	20,370,774
Kingstone Companies Inc.	85,190	1,431,192
Maiden Holdings Ltd.	519,130	3,374,345
MBIA Inc.[a,b]	802,631	7,432,363
National General Holdings Corp.	174,294	4,237,087
National Western Life Group Inc. Class A	20,651	6,296,077
Navigators Group Inc. (The)	183,667	10,588,403
NI Holdings Inc.[a]	94,097	1,571,420
RLI Corp.	56,155	3,559,665
Safety Insurance Group Inc.	131,684	10,119,915
Selective Insurance Group Inc.	518,553	31,476,167
State Auto Financial Corp.	145,837	4,166,563
Stewart Information Services Corp.	180,624	7,936,619
Third Point Reinsurance Ltd.[a]	415,070	5,790,227
United Fire Group Inc.	187,593	8,978,201
United Insurance Holdings Corp.	44,992	861,147
Universal Insurance Holdings Inc.	72,463	2,311,570
WMIH Corp.[a]	1,763,277	2,503,853

		336,544,699
INTERNET & DIRECT MARKETING RETAIL — 0.19%
1-800-Flowers.com Inc. Class Aa,b	173,556	2,047,961
FTD Companies Inc.[a,b]	153,953	560,389
Gaia Inc.[a,b]	73,541	1,139,886
Lands’ End Inc.[a,b]	119,711	2,795,252
Liberty TripAdvisor Holdings Inc. Class Aa	658,162	7,075,241
Overstock.com Inc.[a,b]	76,073	2,757,646

		16,376,375

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.46%
Blucora Inc.[a]	316,561	$7,787,401
Cardlytics Inc.[a]	34,433	503,755
Cars.com Inc.[a,b]	650,235	18,421,158
ChannelAdvisor Corp.[a,b]	10,102	91,928
DHI Group Inc.[a]	438,075	700,920
Leaf Group Ltd.[a,b]	108,446	764,544
Limelight Networks Inc.[a]	458,622	1,884,936
Liquidity Services Inc.[a,b]	228,706	1,486,589
Meet Group Inc. (The)[a,b]	536,169	1,120,593
QuinStreet Inc.[a,b]	333,787	4,262,460
SendGrid Inc.[a,b]	18,713	526,584
TechTarget Inc.[a,b]	121,366	2,412,756
Tintri Inc.[a,b]	21,806	37,288
XO Group Inc.[a,b]	50,441	1,046,651

		41,047,563
IT SERVICES — 1.32%
Acxiom Corp.[a,b]	342,093	7,768,932
CACI International Inc. Class Aa	219,671	33,247,206
Convergys Corp.	831,757	18,814,343
CSG Systems International Inc.	54,097	2,450,053
EVERTEC Inc.	91,491	1,495,878
Information Services Group Inc.[a,b]	118,205	494,097
ManTech International Corp./VA Class A	232,528	12,898,328
MoneyGram International Inc.[a,b]	239,332	2,063,042
Perficient Inc.[a]	287,188	6,582,349
Presidio Inc.[a,b]	103,233	1,614,564
ServiceSource International Inc.[a]	230,836	879,485
Sykes Enterprises Inc.[a,b]	320,755	9,282,650
Travelport Worldwide Ltd.	903,242	14,758,974
Unisys Corp.[a,b]	139,471	1,499,313
Virtusa Corp.[a]	66,667	3,230,683

		117,079,897
LEISURE PRODUCTS — 0.39%
Acushnet Holdings Corp.[b]	283,461	6,545,114
Callaway Golf Co.[b]	843,766	13,804,012
Clarus Corp.[a,b]	192,913	1,302,163
Escalade Inc.	98,900	1,354,930
Johnson Outdoors Inc. Class A	43,649	2,706,238
Vista Outdoor Inc.[a,b]	511,808	8,352,707

		34,065,164
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Accelerate Diagnostics Inc.[a,b]	13,307	304,065
Codexis Inc.[a,b]	19,307	212,377
Enzo Biochem Inc.[a,b]	22,537	123,503
Luminex Corp.	205,142	4,322,342
Medpace Holdings Inc.[a]	84,444	2,947,940
NanoString Technologies Inc.[a,b]	112,870	847,654
Quanterix Corp.[a]	7,112	121,188

		8,879,069

Security	Shares	Value
MACHINERY — 3.08%
Actuant Corp. Class Ab	261,142	$6,071,552
Alamo Group Inc.	12,771	1,403,533
Albany International Corp. Class A	55,698	3,492,265
American Railcar Industries Inc.	66,080	2,472,053
Astec Industries Inc.	96,722	5,337,120
Barnes Group Inc.	392,138	23,485,145
Blue Bird Corp.[a,b]	50,718	1,202,017
Briggs & Stratton Corp.	379,190	8,118,458
Chart Industries Inc.[a,b]	276,835	16,341,570
CIRCOR International Inc.[b]	76,437	3,260,802
Columbus McKinnon Corp./NY	199,747	7,158,932
DMC Global Inc.[b]	127,310	3,405,543
Eastern Co. (The)	50,509	1,439,507
ESCO Technologies Inc.	227,931	13,345,360
Evoqua Water Technologies Corp.[a,b]	203,407	4,330,535
ExOne Co. (The)[a]	4,567	33,248
Federal Signal Corp.	402,564	8,864,459
Franklin Electric Co. Inc.	26,003	1,059,622
FreightCar America Inc.	110,810	1,484,854
Gencor Industries Inc.[a,b]	77,330	1,245,013
Global Brass & Copper Holdings Inc.	13,854	463,416
Gorman-Rupp Co. (The)	158,045	4,622,816
Graham Corp.	84,541	1,810,868
Greenbrier Companies Inc. (The)	249,491	12,536,923
Hardinge Inc.	107,295	1,965,644
Hurco Companies Inc.	56,445	2,590,826
Hyster-Yale Materials Handling Inc.	15,596	1,090,628
LB Foster Co. Class Aa	74,990	1,766,015
Manitowoc Co. Inc. (The)[a,b]	287,069	8,169,984
Meritor Inc.[a,b]	756,479	15,553,208
Milacron Holdings Corp.[a,b]	71,726	1,444,562
Miller Industries Inc./TN	94,718	2,367,950
Mueller Water Products Inc. Class A	544,306	5,916,606
Navistar International Corp.[a,b]	424,458	14,843,296
Park-Ohio Holdings Corp.	80,501	3,127,464
Rexnord Corp.[a,b]	936,571	27,797,427
Spartan Motors Inc.	126,509	2,175,955
SPX FLOW Inc.[a,b]	278,159	13,682,641
Standex International Corp.	23,984	2,286,874
Tennant Co.	8,429	570,643
Titan International Inc.	443,218	5,588,979
TriMas Corp.[a]	407,952	10,708,740
Twin Disc Inc.[a]	76,684	1,667,110
Wabash National Corp.[b]	380,920	7,926,945
Watts Water Technologies Inc. Class A	105,088	8,165,338

		272,392,446
MARINE — 0.19%
Costamare Inc.	462,304	2,884,777
Eagle Bulk Shipping Inc.[a,b]	327,247	1,619,873

SCHEDULES OF INVESTMENTS	71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
Genco Shipping & Trading Ltd.[a]	68,872	$979,360
Matson Inc.	201,673	5,775,915
Navios Maritime Holdings Inc.[a]	801,897	720,023
Safe Bulkers Inc.[a]	438,548	1,390,197
Scorpio Bulkers Inc.	536,702	3,783,749

		17,153,894
MEDIA — 1.24%
AMC Entertainment Holdings Inc. Class Ab	479,358	6,734,980
Beasley Broadcast Group Inc. Class A	46,814	528,998
Central European Media Enterprises Ltd. Class Aa,b	748,220	3,142,524
Clear Channel Outdoor Holdings Inc. Class A	328,513	1,609,714
Cogint Inc.[a,b]	183,926	459,815
Daily Journal Corp.[a,b]	10,024	2,290,384
Emerald Expositions Events Inc.[b]	151,305	2,947,421
Entercom Communications Corp. Class A	254,715	2,458,000
Eros International PLC[a,b]	137,862	1,502,696
EW Scripps Co. (The) Class A NVS[b]	523,621	6,278,216
Gannett Co. Inc.	1,016,586	10,145,528
Global Eagle Entertainment Inc.[a,b]	418,751	615,564
Gray Television Inc.[a,b]	257,571	3,271,152
Hemisphere Media Group Inc.[a,b]	131,668	1,481,265
MDC Partners Inc. Class Aa	355,598	2,560,305
Meredith Corp.	356,479	19,178,570
MSG Networks Inc. Class Aa,b	538,380	12,167,388
National CineMedia Inc.	560,339	2,908,159
New Media Investment Group Inc.	461,098	7,903,220
New York Times Co. (The) Class A	212,880	5,130,408
Reading International Inc. Class A NVS[a,b]	113,386	1,887,877
Saga Communications Inc. Class A	35,867	1,336,046
Salem Media Group Inc. Class A	115,566	416,038
Scholastic Corp. NVS	252,981	9,825,782
Townsquare Media Inc. Class Ab	85,145	675,200
tronc Inc.[a]	66,716	1,095,477
WideOpenWest Inc.[a,b]	164,004	1,172,628

		109,723,355
METALS & MINING — 2.22%
AK Steel Holding Corp.[a,b]	2,830,617	12,822,695
Allegheny Technologies Inc.[a,b]	1,129,596	26,748,833
Ampco-Pittsburgh Corp.	78,666	700,127
Carpenter Technology Corp.	417,604	18,424,688
Century Aluminum Co.[a,b]	418,795	6,926,869
Cleveland-Cliffs Inc.[a,b]	2,681,208	18,634,396
Coeur Mining Inc.[a,b]	1,395,496	11,163,968
Commercial Metals Co.	1,040,920	21,297,223
Compass Minerals International Inc.	25,052	1,510,636
Ferroglobe PLC[a]	543,825	5
Gerber Scientific Inc. Escrow[a,c]	173,399	1,734
Gold Resource Corp.[b]	461,170	2,079,877
Haynes International Inc.	109,352	4,058,053
Hecla Mining Co.[b]	3,528,906	12,951,085
Kaiser Aluminum Corp.	148,049	14,938,144
Klondex Mines Ltd.[a]	1,146,057	2,693,234
Materion Corp.	177,658	9,069,441
Olympic Steel Inc.	82,449	1,691,029
Ramaco Resources Inc.[a,b]	61,522	442,343

Security	Shares	Value
Ryerson Holding Corp.[a,b]	147,108	$1,198,930
Schnitzer Steel Industries Inc. Class A	237,198	7,673,355
SunCoke Energy Inc.[a,b]	575,956	6,197,287
TimkenSteel Corp.[a]	353,272	5,366,202
Warrior Met Coal Inc.[b]	296,753	8,312,052
Worthington Industries Inc.	32,897	1,411,939

		196,314,145
MORTGAGE REAL ESTATE INVESTMENT — 1.79%
AG Mortgage Investment Trust Inc.	253,886	4,410,000
Anworth Mortgage Asset Corp.[b]	849,100	4,075,680
Apollo Commercial Real Estate Finance Inc.[b]	967,898	17,402,806
Ares Commercial Real Estate Corp.[b]	242,161	2,990,688
ARMOUR Residential REIT Inc.	371,674	8,652,571
Capstead Mortgage Corp.	848,430	7,338,920
Cherry Hill Mortgage Investment Corp.	110,145	1,931,943
CYS Investments Inc.[b]	1,404,939	9,441,190
Dynex Capital Inc.[b]	448,449	2,973,217
Ellington Residential Mortgage REIT	84,643	927,687
Granite Point Mortgage Trust Inc.[b]	391,744	6,479,446
Great Ajax Corp.	140,718	1,906,729
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	460,176	8,973,432
Invesco Mortgage Capital Inc.	1,015,550	16,634,709
KKR Real Estate Finance Trust Inc.	137,464	2,757,528
Ladder Capital Corp.	714,534	10,775,173
MTGE Investment Corp.	411,002	7,356,936
New York Mortgage Trust Inc.[b]	1,011,645	5,999,055
Orchid Island Capital Inc.[b]	454,666	3,350,888
Owens Realty Mortgage Inc.[b]	89,912	1,310,917
PennyMac Mortgage Investment Trust[d]	543,673	9,802,424
Redwood Trust Inc.[b]	694,966	10,751,124
Resource Capital Corp.[b]	272,801	2,594,338
Sutherland Asset Management Corp.	166,343	2,520,096
TPG RE Finance Trust Inc.[b]	189,991	3,778,921
Western Asset Mortgage Capital Corp.[b]	354,892	3,438,903

		158,575,321
MULTI-UTILITIES — 0.97%
Avista Corp.	577,329	29,588,111
Black Hills Corp.	482,081	26,176,998
NorthWestern Corp.	444,005	23,887,469
Unitil Corp.	130,719	6,066,669

		85,719,247
MULTILINE RETAIL — 0.22%
Dillard’s Inc. Class Ab	122,038	9,804,533
Fred’s Inc. Class Ab	282,983	846,119
JC Penney Co. Inc.[a,b]	2,795,381	8,442,050
Sears Holdings Corp.[a,b]	85,525	228,352

		19,321,054

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.94%
Abraxas Petroleum Corp.[a,b]	123,051		$273,173
Adams Resources & Energy Inc.	20,326		884,181
Approach Resources Inc.[a,b]	378,923		988,989
Arch Coal Inc. Class A	172,496		15,848,933
Ardmore Shipping Corp.[a]	139,287		1,058,581
Bonanza Creek Energy Inc.[a]	169,805		4,705,297
California Resources Corp.[a,b]	384,611		6,596,079
Callon Petroleum Co.[a,b]	1,807,029		23,925,064
Clean Energy Fuels Corp.[a,b]	1,227,086		2,024,692
Cloud Peak Energy Inc.[a]	673,992		1,961,317
Contango Oil & Gas Co.[a,b]	205,882		730,881
CVR Energy Inc.	136,602		4,128,112
Delek U.S. Holdings Inc.	721,035		29,346,125
Denbury Resources Inc.[a,b]	3,579,959		9,809,088
DHT Holdings Inc.	760,160		2,584,544
Dorian LPG Ltd.[a,b]	203,258		1,522,402
Earthstone Energy Inc. Class Aa,b	166,908		1,689,109
Eclipse Resources Corp.[a,b]	813,870		1,171,973
Energy XXI Gulf Coast Inc.[a,b]	223,252		857,288
EP Energy Corp. Class Aa,b	345,237		462,618
Frontline Ltd./Bermuda[b]	683,803		3,029,247
GasLog Ltd.	366,881		6,035,193
Gastar Exploration Inc.[a,b]	799,946		546,123
Gener8 Maritime Inc.[a]	429,407		2,426,150
Golar LNG Ltd.[b]	863,264		23,618,903
Green Plains Inc.	352,773		5,926,586
Halcon Resources Corp.[a,b]	1,231,132		5,995,613
Hallador Energy Co.	147,316		1,012,061
HighPoint Resources Corp. NVS[a,b]	896,902		4,556,262
International Seaways Inc.[a,b]	259,635		4,569,576
Jones Energy Inc. Class Aa,b	408,948		327,158
Midstates Petroleum Co. Inc.[a]	101,165		1,348,529
NACCO Industries Inc. Class A	36,652		1,204,018
Navios Maritime Acquisition Corp.	793,063		666,173
Nordic American Tankers Ltd.	1,248,470		2,422,032
Oasis Petroleum Inc.[a,b]	2,399,712		19,437,667
Overseas Shipholding Group Inc. Series Aa	399,087		1,133,407
Pacific Ethanol Inc.[a]	396,863		1,190,589
Panhandle Oil and Gas Inc. Class A	66,488		1,283,218
Par Pacific Holdings Inc.[a,b]	176,490		3,030,333
PDC Energy Inc.[a,b]	593,547		29,101,609
Peabody Energy Corp.	599,187		21,870,326
Penn Virginia Corp.[a,b]	13,766		482,361
PetroCorp Inc. Escrow[a,c]	19,086	—
Renewable Energy Group Inc.[a,b]	339,063		4,340,006
Resolute Energy Corp.[a,b]	184,579		6,395,662
REX American Resources Corp.[a,b]	52,918		3,852,430
Ring Energy Inc.[a,b]	23,004		330,107
Rosehill Resources Inc.[a,b]	20,830		122,272
SandRidge Energy Inc.[a,b]	315,440		4,577,034
Scorpio Tankers Inc.	2,412,508		4,728,516
SemGroup Corp. Class A	599,181		12,822,473
Ship Finance International Ltd.	531,189		7,596,003
SilverBow Resources Inc.[a,b]	51,238		1,491,026
SRC Energy Inc.[a,b]	1,927,158		18,173,100
Stone Energy Corp.[a,b]	174,034		6,456,661
Teekay Corp.[b]	562,705		4,552,284
Teekay Tankers Ltd. Class A	1,837,555		2,186,691

Security	Shares	Value
Ultra Petroleum Corp.[a,b]	1,597,578	$6,661,900
Uranium Energy Corp.[a,b]	59,783	78,316
W&T Offshore Inc.[a]	787,681	3,489,427
Westmoreland Coal Co.[a,b]	115,518	47,362
WildHorse Resource Development Corp.[a,b]	435,988	8,323,011

		348,005,861
PAPER & FOREST PRODUCTS — 0.48%
Boise Cascade Co.	282,006	10,885,432
Clearwater Paper Corp.[a]	146,514	5,728,697
Louisiana-Pacific Corp.	81,374	2,341,130
Neenah Inc.	25,664	2,012,058
PH Glatfelter Co.	391,636	8,040,287
Schweitzer-Mauduit International Inc.	222,781	8,721,876
Verso Corp. Class Aa,b	287,931	4,848,758

		42,578,238
PERSONAL PRODUCTS — 0.07%
Inter Parfums Inc.	80,879	3,813,445
Nature’s Sunshine Products Inc.	97,572	1,073,292
Revlon Inc. Class Aa,b	74,787	1,540,612

		6,427,349
PHARMACEUTICALS — 0.73%
Akcea Therapeutics Inc.[a,b]	34,367	880,139
Aratana Therapeutics Inc.[a]	25,388	111,961
Clearside Biomedical Inc.[a,b]	77,757	834,333
Collegium Pharmaceutical Inc.[a,b]	212,079	5,418,618
Dermira Inc.[a,b]	61,631	492,432
Dova Pharmaceuticals Inc.[a,b]	15,063	408,509
Evolus Inc.[a]	11,193	101,073
Horizon Pharma PLC[a]	1,467,576	20,839,579
Impax Laboratories Inc.[a,b]	658,147	12,800,959
Intra-Cellular Therapies Inc.[a,b]	381,830	8,037,521
Kala Pharmaceuticals Inc.[a,b]	33,292	527,012
Lannett Co. Inc.[a,b]	253,287	4,065,256
Medicines Co. (The)[a,b]	47,996	1,580,988
Melinta Therapeutics Inc.[a,b]	124,728	922,987
Menlo Therapeutics Inc.[a]	13,975	525,181
MyoKardia Inc.[a,b]	15,575	760,060
Neos Therapeutics Inc.[a]	12,403	102,945
Odonate Therapeutics Inc.[a]	13,372	283,219
Optinose Inc.[a,b]	11,897	238,178
Phibro Animal Health Corp. Series A	10,928	433,842
resTORbio Inc.[a]	13,184	126,303
scPharmaceuticals Inc.[a]	21,928	271,907
Sienna Biopharmaceuticals Inc.[a,b]	35,158	660,267
Tetraphase Pharmaceuticals Inc.[a,b]	467,979	1,436,696
Zogenix Inc.[a,b]	76,389	3,059,379

		64,919,344

SCHEDULES OF INVESTMENTS	73

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
PROFESSIONAL SERVICES — 1.29%
Acacia Research Corp.[a,b]	356,709	$1,248,481
CBIZ Inc.[a,b]	459,275	8,381,769
CRA International Inc.	71,178	3,721,898
Franklin Covey Co.[a,b]	16,075	432,418
FTI Consulting Inc.[a]	339,234	16,422,318
GP Strategies Corp.[a]	11,812	267,542
Heidrick & Struggles International Inc.	164,151	5,129,719
Hill International Inc.[a,b]	35,312	201,278
Huron Consulting Group Inc.[a]	196,774	7,497,089
ICF International Inc.	160,362	9,373,159
Kelly Services Inc. Class A NVS	276,574	8,031,709
Korn/Ferry International	473,637	24,434,933
Mistras Group Inc.[a]	141,493	2,679,877
Navigant Consulting Inc.[a]	413,184	7,949,660
Red Violet Inc. NVS[a,b]	24,523	149,593
Resources Connection Inc.	271,408	4,396,810
RPX Corp.	413,689	4,422,335
TrueBlue Inc.[a]	346,488	8,974,039

		113,714,627
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Consolidated-Tomoka Land Co.[b]	3,891	244,549
Forestar Group Inc.[a,b]	94,807	2,005,168
FRP Holdings Inc.[a,b]	58,994	3,303,664
Griffin Industrial Realty Inc.	9,388	352,332
Kennedy-Wilson Holdings Inc.	518,694	9,025,276
Newmark Group Inc. Class Aa	148,956	2,262,642
Rafael Holdings Inc. Class Ba	29,018	140,737
RE/MAX Holdings Inc. Class A	160,561	9,705,912
Redfin Corp.[a,b]	357,860	8,169,944
St. Joe Co. (The)[a,b]	393,088	7,409,709
Stratus Properties Inc.[a,b]	54,115	1,634,273
Tejon Ranch Co.[a,b]	164,955	3,812,110
Transcontinental Realty Investors Inc.[a]	16,167	656,542

		48,722,858
ROAD & RAIL — 0.65%
ArcBest Corp.	203,440	6,520,252
Covenant Transportation Group Inc. Class Aa	107,977	3,220,954
Daseke Inc.[a,b]	21,686	212,306
Heartland Express Inc.[b]	17,795	320,132
Hertz Global Holdings Inc.[a,b]	493,833	9,802,585
Marten Transport Ltd.	349,000	7,957,200
Roadrunner Transportation Systems Inc.[a]	279,013	708,693
Saia Inc.[a]	129,553	9,735,908
Schneider National Inc. Class Bb	30,706	800,198
Universal Logistics Holdings Inc.	25,674	543,005
Werner Enterprises Inc.	428,703	15,647,660
YRC Worldwide Inc.[a,b]	234,248	2,068,410

		57,537,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.23%
Alpha & Omega Semiconductor Ltd.[a]	168,246	2,599,401
Ambarella Inc.[a]	168,501	8,254,864

Security	Shares	Value
Amkor Technology Inc.[a,b]	877,347	$8,887,525
Aquantia Corp.[a,b]	25,324	397,587
AXT Inc.[a,b]	331,473	2,403,179
Cohu Inc.	207,630	4,736,040
Cree Inc.[a,b]	877,349	35,365,938
CyberOptics Corp.[a,b]	26,855	483,390
Diodes Inc.[a,b]	257,339	7,838,546
DSP Group Inc.[a,b]	198,577	2,343,209
GSI Technology Inc.[a,b]	128,833	954,653
Kopin Corp.[a,b]	51,284	160,006
Nanometrics Inc.[a]	35,411	952,556
NeoPhotonics Corp.[a,b]	292,721	2,005,139
NVE Corp.	2,300	191,153
PDF Solutions Inc.[a,b]	16,820	196,121
Photronics Inc.[a,b]	594,737	4,906,580
Rambus Inc.[a]	721,998	9,696,433
Rudolph Technologies Inc.[a]	29,200	808,840
Sigma Designs Inc.[a]	340,202	2,109,252
SMART Global Holdings Inc.[a,b]	35,218	1,755,265
SunPower Corp.[a,b]	531,448	4,240,955
Veeco Instruments Inc.[a,b]	422,580	7,183,860
Xcerra Corp.[a]	57,310	667,662

		109,138,154
SOFTWARE — 0.79%
Agilysys Inc.[a]	143,354	1,708,780
American Software Inc./GA Class A	103,188	1,341,444
Bottomline Technologies de Inc.[a,b]	42,882	1,661,677
Digimarc Corp.[a,b]	6,521	156,178
ForeScout Technologies Inc.[a]	12,073	391,648
Glu Mobile Inc.[a,b]	891,791	3,362,052
MicroStrategy Inc. Class Aa	37,862	4,883,819
Monotype Imaging Holdings Inc.	194,502	4,366,570
Park City Group Inc.[a,b]	4,323	37,826
Progress Software Corp.	67,945	2,612,485
QAD Inc. Class A	31,277	1,302,687
RealNetworks Inc.[a,b]	236,797	724,599
Rosetta Stone Inc.[a,b]	124,477	1,636,873
Rubicon Project Inc. (The)[a,b]	397,372	715,270
SailPoint Technologies Holding Inc.[a]	43,977	909,884
SecureWorks Corp. Class Aa,b	69,250	559,540
Synchronoss Technologies Inc.[a,b]	386,443	4,076,974
Telenav Inc.[a]	135,308	730,663
TiVo Corp.	1,080,706	14,643,566
VASCO Data Security International Inc.[a]	251,820	3,261,069
Verint Systems Inc.[a]	477,691	20,349,637

		69,433,241
SPECIALTY RETAIL — 2.79%
Aaron’s Inc.[b]	569,331	26,530,825
Abercrombie & Fitch Co. Class A	612,825	14,836,493
America’s Car-Mart Inc./TXa,b	40,584	2,047,463
American Eagle Outfitters Inc.	1,458,439	29,066,689
Ascena Retail Group Inc.[a,b]	1,550,160	3,115,822

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
At Home Group Inc.[a,b]	21,440	$686,938
Barnes & Noble Education Inc.[a]	342,949	2,362,919
Barnes & Noble Inc.	539,375	2,669,906
Big 5 Sporting Goods Corp.[b]	184,917	1,340,648
Boot Barn Holdings Inc.[a,b]	175,988	3,120,267
Buckle Inc. (The)[b]	258,647	5,729,031
Build-A-Bear Workshop Inc.[a,b]	119,860	1,096,719
Caleres Inc.	378,234	12,708,662
Carvana Co.[a,b]	116,948	2,681,618
Cato Corp. (The) Class A	204,310	3,011,529
Chico’s FAS Inc.	1,140,593	10,310,961
Citi Trends Inc.	120,001	3,709,231
Conn’s Inc.[a]	168,286	5,721,724
Container Store Group Inc. (The)[a]	149,226	811,789
DSW Inc. Class A	587,857	13,203,268
Express Inc.[a]	696,597	4,987,635
Finish Line Inc. (The) Class A	344,630	4,666,290
Genesco Inc.[a,b]	174,453	7,082,792
GNC Holdings Inc. Class Aa,b	614,753	2,372,947
Group 1 Automotive Inc.	178,785	11,681,812
Guess? Inc.	535,590	11,108,137
Haverty Furniture Companies Inc.	165,191	3,328,599
Hibbett Sports Inc.[a,b]	173,407	4,153,098
Hudson Ltd. Class Aa	174,626	2,778,300
Kirkland’s Inc.[a,b]	136,321	1,320,950
MarineMax Inc.[a,b]	79,287	1,542,132
National Vision Holdings Inc.[a,b]	193,016	6,236,347
Office Depot Inc.	4,615,014	9,922,280
Party City Holdco Inc.[a,b]	293,990	4,586,244
Pier 1 Imports Inc.	733,029	2,360,353
Rent-A-Center Inc./TXb	384,075	3,314,567
Shoe Carnival Inc.	103,664	2,467,203
Sonic Automotive Inc. Class A	227,376	4,308,775
Tailored Brands Inc.	302,792	7,587,967
Tilly’s Inc. Class A	113,423	1,281,680
Vitamin Shoppe Inc.[a,b]	194,749	847,158
Zumiez Inc.[a,b]	164,829	3,939,413

		246,637,181
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.21%
Avid Technology Inc.[a,b]	96,081	436,208
Cray Inc.[a,b]	359,723	7,446,266
Eastman Kodak Co.[a,b]	32,581	174,308
Quantum Corp.[a,b]	203,260	739,867
Stratasys Ltd.[a,b]	229,096	4,623,157
Super Micro Computer Inc.[a,b]	276,723	4,704,291

		18,124,097
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Columbia Sportswear Co.	170,198	13,008,233
Crocs Inc.[a,b]	179,655	2,919,394
Deckers Outdoor Corp.[a,b]	266,354	23,979,851
Delta Apparel Inc.[a,b]	61,060	1,100,301
Fossil Group Inc.[a,b]	396,681	5,037,849
G-III Apparel Group Ltd.[a,b]	390,706	14,721,802
Iconix Brand Group Inc.[a,b]	454,662	504,675
Movado Group Inc.	136,594	5,245,209

Security	Shares	Value
Oxford Industries Inc.	89,957	$6,707,194
Perry Ellis International Inc.[a,b]	114,428	2,952,242
Sequential Brands Group Inc.[a,b]	357,433	745,248
Unifi Inc.[a]	138,035	5,003,769
Vera Bradley Inc.[a,b]	179,102	1,900,272

		83,826,039
THRIFTS & MORTGAGE FINANCE — 3.90%
BankFinancial Corp.	130,286	2,212,256
Bear State Financial Inc.	166,913	1,710,858
Beneficial Bancorp. Inc.	604,331	9,397,347
BofI Holding Inc.[a,b]	307,535	12,464,394
BSB Bancorp. Inc./MAa	56,249	1,721,219
Capitol Federal Financial Inc.	1,148,331	14,181,888
Charter Financial Corp./MD	88,269	1,799,805
Clifton Bancorp. Inc.	180,012	2,817,188
Dime Community Bancshares Inc.	284,729	5,239,014
Entegra Financial Corp.[a,b]	60,282	1,748,178
ESSA Bancorp. Inc.	82,192	1,205,757
Federal Agricultural Mortgage Corp. Class C NVS	80,199	6,978,917
First Defiance Financial Corp.	87,274	5,002,546
Flagstar Bancorp. Inc.[a,b]	193,573	6,852,484
Greene County Bancorp. Inc.[b]	6,585	241,670
Hingham Institution for Savings	6,155	1,267,930
Home Bancorp. Inc.	58,839	2,540,080
HomeStreet Inc.[a,b]	243,059	6,963,640
Impac Mortgage Holdings Inc.[a,b]	86,419	682,710
Kearny Financial Corp./MD	692,780	9,006,140
Luther Burbank Corp.	120,542	1,447,709
Malvern Bancorp. Inc.[a,b]	58,977	1,533,402
Merchants Bancorp/IN	58,267	1,252,740
Meridian Bancorp. Inc.	362,119	7,296,698
Meta Financial Group Inc.	75,904	8,288,717
MGIC Investment Corp.[a]	3,333,006	43,329,078
Nationstar Mortgage Holdings Inc.[a,b]	266,462	4,785,658
NMI Holdings Inc. Class Aa,b	435,997	7,215,750
Northfield Bancorp. Inc.	348,724	5,443,582
Northwest Bancshares Inc.	842,428	13,950,608
OceanFirst Financial Corp.	354,475	9,482,206
Oconee Federal Financial Corp.[b]	11,883	342,349
Ocwen Financial Corp.[a,b]	901,302	3,713,364
Oritani Financial Corp.	347,576	5,335,292
PCSB Financial Corp.[a,b]	164,096	3,442,734
PennyMac Financial Services Inc. Class Aa,d	93,191	2,110,776
PHH Corp.[a]	289,026	3,023,212
Provident Bancorp. Inc.[a]	37,328	991,058
Provident Financial Holdings Inc.	53,760	972,518
Provident Financial Services Inc.	550,368	14,083,917
Prudential Bancorp. Inc.	75,495	1,369,479
Radian Group Inc.	1,949,338	37,115,396
Riverview Bancorp. Inc.	190,518	1,779,438
SI Financial Group Inc.	103,704	1,493,338
Southern Missouri Bancorp. Inc.	59,015	2,159,949
Sterling Bancorp Inc./MIb	149,602	2,021,123
Territorial Bancorp. Inc.	70,057	2,077,891
Timberland Bancorp. Inc./WA	56,879	1,729,122

SCHEDULES OF INVESTMENTS	75

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2018

Security	Shares	Value
TrustCo Bank Corp. NY	818,311	$6,914,728
United Community Financial Corp./OH	439,412	4,332,602
United Financial Bancorp. Inc.	451,729	7,318,010
Walker & Dunlop Inc.	36,012	2,139,833
Washington Federal Inc.	771,165	26,682,309
Waterstone Financial Inc.	208,044	3,599,161
Western New England Bancorp Inc.	227,751	2,425,548
WSFS Financial Corp.	197,357	9,453,400

		344,686,716
TOBACCO — 0.23%
Universal Corp./VA	221,831	10,758,804
Vector Group Ltd.	476,582	9,717,507

		20,476,311
TRADING COMPANIES & DISTRIBUTORS — 1.46%
Aircastle Ltd.	427,126	8,482,722
Beacon Roofing Supply Inc.[a]	156,446	8,302,589
BMC Stock Holdings Inc.[a,b]	558,389	10,916,505
CAI International Inc.[a,b]	80,114	1,703,224
DXP Enterprises Inc./TXa	33,303	1,297,152
Foundation Building Materials Inc.[a]	99,047	1,476,791
GATX Corp.	343,732	23,542,205
Huttig Building Products Inc.[a,b]	54,455	284,800
Kaman Corp.	228,627	14,202,309
Lawson Products Inc./DEa	15,558	392,839
MRC Global Inc.[a]	798,277	13,123,674
Nexeo Solutions Inc.[a,b]	239,672	2,564,490
NOW Inc.[a,b]	957,352	9,784,137
Rush Enterprises Inc. Class Aa,b	144,087	6,122,257
Rush Enterprises Inc. Class Ba,b	23,730	958,217
Textainer Group Holdings Ltd.[a]	245,816	4,166,581
Titan Machinery Inc.[a,b]	169,536	3,994,268
Triton International Ltd.	424,545	12,991,077
Veritiv Corp.[a,b]	102,229	4,007,377
Willis Lease Finance Corp.[a,b]	30,981	1,062,029

		129,375,243
WATER UTILITIES — 0.40%
American States Water Co.	101,760	5,399,386
AquaVenture Holdings Ltd.[a]	103,481	1,285,234
Artesian Resources Corp. Class A NVS	71,280	2,600,294
Cadiz Inc.[a,b]	191,074	2,579,499
California Water Service Group	164,457	6,126,023
Connecticut Water Service Inc.	104,924	6,351,050
Consolidated Water Co. Ltd.	134,020	1,949,991
Middlesex Water Co.	18,847	691,685
SJW Group	147,534	7,776,517
York Water Co. (The)	10,865	336,815

		35,096,494

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Spok Holdings Inc.	174,986	$2,616,041

		2,616,041

TOTAL COMMON STOCKS
(Cost: $8,550,573,468)		8,806,262,079

RIGHTS — 0.01%

ELECTRICAL EQUIPMENT — 0.01%
Babcock & Wilcox Enterprises Inc. (Expires 04/10/18)[b]	399,536	766,310

		766,310

TOTAL RIGHTS
(Cost: $0)		766,310

SHORT-TERM INVESTMENTS — 10.67%

MONEY MARKET FUNDS — 10.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	930,835,655	930,835,655
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	11,973,583	11,973,583

		942,809,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $942,836,102)		942,809,238

TOTAL INVESTMENTS IN SECURITIES — 110.31%
(Cost: $9,493,409,570)		9,749,837,627
Other Assets, Less Liabilities — (10.31)%		(911,216,859)

NET ASSETS — 100.00%		$8,838,620,768

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 0.98%
Aerovironment Inc.[a]	47,381	$2,156,309
Arotech Corp.[a]	55,255	168,528
CPI Aerostructures Inc.[a]	22,293	217,357
Ducommun Inc.[a,b]	24,244	736,533
Innovative Solutions & Support Inc.[a]	31,193	110,111
KeyW Holding Corp. (The)[a,b]	106,520	837,247
Kratos Defense & Security Solutions Inc.[a,b]	194,370	2,000,067
National Presto Industries Inc.	11,195	1,049,531
SIFCO Industries Inc.[a]	7,241	39,984
Sparton Corp.[a]	22,621	393,832
Vectrus Inc.[a]	24,575	915,173

		8,624,672
AIR FREIGHT & LOGISTICS — 0.23%
Echo Global Logistics Inc.[a]	60,021	1,656,580
Radiant Logistics Inc.[a,b]	85,643	331,438

		1,988,018
AUTO COMPONENTS — 0.95%
CDTi Advanced Materials Inc.[a,b]	22,525	21,960
Horizon Global Corp.[a,b]	55,153	454,461
Modine Manufacturing Co.[a]	111,407	2,356,258
Motorcar Parts of America Inc.[a,b]	41,768	895,088
Shiloh Industries Inc.[a]	30,703	267,116
Stoneridge Inc.[a,b]	59,753	1,649,183
Strattec Security Corp.	7,862	285,784
Superior Industries International Inc.	54,243	721,432
Tower International Inc.	43,826	1,216,171
Unique Fabricating Inc.[b]	11,152	94,123
VOXX International Corp.[a,b]	46,228	228,828
Workhorse Group Inc.[a,b]	69,392	183,195

		8,373,599
AUTOMOBILES — 0.30%
Winnebago Industries Inc.	70,421	2,647,830

		2,647,830
BANKS — 14.65%
1st Constitution Bancorp.	22,186	479,218
Access National Corp.	36,074	1,029,191
ACNB Corp.	18,107	529,630
Allegiance Bancshares Inc.[a,b]	28,315	1,108,532
American National Bankshares Inc.	21,944	825,094
American River Bankshares	19,977	309,843
AmeriServ Financial Inc.	59,730	238,920
Ames National Corp.	21,879	601,673
Arrow Financial Corp.	31,887	1,082,564
Atlantic Capital Bancshares Inc.[a]	53,194	962,811
Bancorp. Inc. (The)[a]	112,221	1,211,987
Bank of Commerce Holdings	45,256	527,232

Security	Shares	Value
Bank of Marin Bancorp.	17,583	$1,212,348
Bankwell Financial Group Inc.	13,444	433,972
Bar Harbor Bankshares	35,948	996,479
Bay Bancorp. Inc.[a]	18,114	243,633
BCB Bancorp. Inc.	33,293	521,035
Blue Hills Bancorp. Inc.	62,630	1,305,836
Bridge Bancorp. Inc.	46,061	1,545,347
Bryn Mawr Bank Corp.	47,115	2,070,704
Byline Bancorp Inc.[a]	37,526	860,471
C&F Financial Corp.	8,551	449,783
Camden National Corp.	37,069	1,649,571
Capital City Bank Group Inc.	28,185	697,579
Capstar Financial Holdings Inc.[a,b]	22,396	421,717
Carolina Financial Corp.[b]	42,746	1,679,063
CBTX Inc.[b]	6,421	189,034
Central Valley Community Bancorp.	24,564	480,472
Century Bancorp. Inc./MA Class A NVS	8,196	650,762
Chemung Financial Corp.	10,020	465,629
Citizens & Northern Corp.	34,628	799,561
Citizens Holding Co.	3,086	67,583
Civista Bancshares Inc.	25,482	582,519
CNB Financial Corp./PA	35,622	1,036,244
CoBiz Financial Inc.	93,339	1,829,444
Codorus Valley Bancorp. Inc.	20,191	567,771
Community Bankers Trust Corp.[a,b]	64,366	579,294
Community First Bancshares Inc./GAa	14,499	162,824
Community Trust Bancorp. Inc.	38,507	1,740,516
ConnectOne Bancorp. Inc.	72,953	2,101,046
Customers Bancorp. Inc.[a]	64,207	1,871,634
Enterprise Bancorp. Inc./MA	22,974	810,752
Equity Bancshares Inc. Class Aa	26,797	1,049,371
Esquire Financial Holdings Inc.[a]	12,875	314,150
Farmers Capital Bank Corp.	18,617	743,749
Farmers National Banc Corp.	64,720	896,372
FB Financial Corp.[a,b]	30,979	1,257,438
Fidelity Southern Corp.	51,906	1,197,471
Financial Institutions Inc.	36,703	1,086,409
First Bancorp. Inc./ME	27,151	759,685
First Bancorp./Southern Pines NCb	67,245	2,397,284
First Bank/Hamilton NJ	39,081	562,766
First Business Financial Services Inc.	20,247	509,415
First Community Bancshares Inc./VA	40,815	1,218,328
First Connecticut Bancorp. Inc./Farmington CT	37,665	964,224
First Financial Corp./IN	23,883	993,533
First Financial Northwest Inc.	25,059	419,738
First Foundation Inc.[a,b]	74,920	1,389,017
First Internet Bancorp.	19,410	718,170
First Mid-Illinois Bancshares Inc.	26,116	951,928
First Northwest Bancorp.[a]	28,251	477,159
First of Long Island Corp. (The)	59,856	1,643,047
First U.S. Bancshares Inc.	18,503	211,674
First United Corp.[a]	18,869	362,285
Flushing Financial Corp.	64,013	1,725,790
Franklin Financial Network Inc.[a,b]	28,207	919,548
German American Bancorp. Inc.	49,471	1,649,858
Great Southern Bancorp. Inc.	26,991	1,348,200
Green Bancorp. Inc.[a]	50,604	1,125,939

SCHEDULES OF INVESTMENTS	1

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Guaranty Bancorp.	62,502	$1,771,932
Guaranty Bancshares Inc./TX	17,638	587,522
Hanmi Financial Corp.	75,324	2,316,213
HarborOne Bancorp Inc.[a,b]	36,002	635,795
Heritage Commerce Corp.	81,757	1,347,355
Heritage Financial Corp./WA	66,468	2,033,921
HomeTrust Bancshares Inc.[a,b]	39,651	1,032,909
Horizon Bancorp./IN	56,184	1,686,082
Howard Bancorp. Inc.[a]	22,791	451,262
Independent Bank Corp./MI	54,228	1,241,821
Investar Holding Corp.	25,646	662,949
Lakeland Bancorp. Inc.	105,638	2,096,914
LCNB Corp.	24,708	469,452
Live Oak Bancshares Inc.[b]	55,466	1,541,955
Macatawa Bank Corp.	60,471	621,037
MBT Financial Corp.	47,981	515,796
Mercantile Bank Corp.	38,363	1,275,570
Meridian Bank/Malvern PAa,b	3,433	60,249
Metropolitan Bank Holding Corp.[a,b]	9,086	382,611
Midland States Bancorp. Inc.	35,480	1,119,749
MidSouth Bancorp. Inc.[b]	35,741	452,124
MidWestOne Financial Group Inc.	27,543	916,906
National Bankshares Inc.	16,734	753,867
National Commerce Corp.[a]	29,635	1,290,604
Nicolet Bankshares Inc.[a,b]	22,421	1,234,724
Northeast Bancorp	19,245	394,523
Northrim BanCorp. Inc.	18,596	642,492
OFG Bancorp.	96,899	1,012,595
Old Line Bancshares Inc.	24,254	800,382
Old Second Bancorp. Inc.	72,119	1,002,454
Orrstown Financial Services Inc.	19,844	479,233
Pacific Mercantile Bancorp.[a,b]	44,260	422,683
Parke Bancorp. Inc.	18,051	375,461
Peapack Gladstone Financial Corp.	43,337	1,447,022
Penns Woods Bancorp. Inc.	12,245	518,086
People’s Utah Bancorp.	35,759	1,155,016
Peoples Bancorp. Inc./OH	42,202	1,496,061
Peoples Financial Services Corp.	16,766	765,368
Porter Bancorp Inc.[a]	4,444	60,883
Preferred Bank/Los Angeles CA	30,876	1,982,239
Premier Financial Bancorp. Inc.	23,607	439,326
QCR Holdings Inc.	31,420	1,409,187
RBB Bancorp	16,059	423,476
Reliant Bancorp Inc.	6,363	145,013
Republic Bancorp. Inc./KY Class A	25,393	972,552
Republic First Bancorp. Inc.[a]	118,185	1,028,210
Seacoast Banking Corp. of Florida[a,b]	101,776	2,694,011
Shore Bancshares Inc.	33,141	625,039
Sierra Bancorp.	31,400	836,496
SmartFinancial Inc.[a]	19,223	452,894
Southern First Bancshares Inc.[a]	18,961	843,765
Southern National Bancorp. of Virginia Inc.	55,418	877,821
Stock Yards Bancorp. Inc.	52,443	1,840,749
Summit Financial Group Inc.	27,694	692,627
Sussex Bancorp.	15,901	483,390
TriCo Bancshares	48,033	1,787,788
TriState Capital Holdings Inc.[a,b]	55,116	1,281,447
Triumph Bancorp. Inc.[a]	41,286	1,700,983
Two River Bancorp.	22,767	410,944
United Security Bancshares/Fresno CA	37,857	406,963

Security	Shares	Value
Unity Bancorp. Inc.	25,307	$556,754
Univest Corp. of Pennsylvania	67,449	1,868,337
Veritex Holdings Inc.[a,b]	39,548	1,094,293
Washington Trust Bancorp. Inc.	36,690	1,972,088
West Bancorp. Inc.	41,558	1,063,885

		128,783,721
BEVERAGES — 0.49%
Castle Brands Inc.[a,b]	213,349	264,553
Craft Brew Alliance Inc.[a,b]	29,385	546,561
Long Blockchain Corp.[a,b]	15,025	39,967
MGP Ingredients Inc.[b]	29,142	2,610,832
New Age Beverages Corp.[a,b]	60,155	145,575
Primo Water Corp.[a,b]	59,688	698,946
Reed’s Inc.[a,b]	24,695	41,981

		4,348,415
BIOTECHNOLOGY — 13.97%
Abeona Therapeutics Inc.[a,b]	64,792	929,765
Achaogen Inc.[a,b]	77,465	1,003,172
Achillion Pharmaceuticals Inc.[a,b]	293,132	1,087,520
Actinium Pharmaceuticals Inc.[a]	166,846	60,915
Adamas Pharmaceuticals Inc.[a,b]	36,168	864,415
ADMA Biologics Inc.[a]	36,919	169,827
Advaxis Inc.[a]	82,430	139,307
Adverum Biotechnologies Inc.[a]	84,466	489,903
Aeglea BioTherapeutics Inc.[a]	18,366	182,191
Aevi Genomic Medicine Inc.[a]	58,826	118,240
Agenus Inc.[a,b]	169,267	797,248
Aileron Therapeutics Inc.[a]	12,275	99,796
Akebia Therapeutics Inc.[a]	101,996	972,022
Albireo Pharma Inc.[a]	10,973	357,391
Aldeyra Therapeutics Inc.[a]	33,311	249,833
Allena Pharmaceuticals Inc.[a,b]	11,633	128,196
Alpine Immune Sciences Inc.[a]	8,603	68,824
Altimmune Inc.[a,b]	27,597	32,013
AnaptysBio Inc.[a]	40,610	4,226,689
Anavex Life Sciences Corp.[a]	88,921	245,422
Apellis Pharmaceuticals Inc.[a]	24,347	538,312
Applied Genetic Technologies Corp./DEa	33,369	128,471
Aptevo Therapeutics Inc.[a]	46,818	153,095
Ardelyx Inc.[a,b]	76,131	384,462
Arena Pharmaceuticals Inc.[a]	106,755	4,216,822
ArQule Inc.[a]	149,599	430,845
Arrowhead Pharmaceuticals Inc.[a]	192,930	1,391,025
Arsanis Inc.[a]	10,385	237,713
Asterias Biotherapeutics Inc.[a]	67,895	98,448
Atara Biotherapeutics Inc.[a]	73,515	2,867,085
Athersys Inc.[a,b]	232,623	425,700
aTyr Pharma Inc.[a]	35,876	95,071
Audentes Therapeutics Inc.[a,b]	41,370	1,243,168
AzurRx BioPharma Inc.[a,b]	12,845	40,333
Bellicum Pharmaceuticals Inc.[a,b]	59,599	390,969
Biocept Inc.[a,b]	52,838	15,587
BioCryst Pharmaceuticals Inc.[a,b]	221,040	1,054,361

2	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	70,964	$1,828,033
BioSpecifics Technologies Corp.[a]	13,778	610,917
BioTime Inc.[a,b]	193,789	521,292
BrainStorm Cell Therapeutics Inc.[a,b]	42,803	134,829
Caladrius Biosciences Inc.[a]	18,789	109,728
Calithera Biosciences Inc.[a]	69,047	434,996
Calyxt Inc.[a,b]	15,881	208,359
Cancer Genetics Inc.[a]	37,167	61,326
Cara Therapeutics Inc.[a,b]	60,241	745,784
CASI Pharmaceuticals Inc.[a,b]	81,666	340,547
Catabasis Pharmaceuticals Inc.[a]	28,825	52,173
Catalyst Pharmaceuticals Inc.[a,b]	175,549	419,562
Celcuity Inc.[a,b]	6,036	99,473
Celldex Therapeutics Inc.[a,b]	297,783	693,834
Cellular Biomedicine Group Inc.[a]	24,776	434,819
ChemoCentryx Inc.[a,b]	55,612	756,323
Chiasma Inc.[a]	41,730	62,595
Chimerix Inc.[a,b]	105,503	548,616
Cidara Therapeutics Inc.[a,b]	31,759	127,036
Cleveland BioLabs Inc.[a,b]	10,141	30,626
Conatus Pharmaceuticals Inc.[a]	58,551	343,694
Concert Pharmaceuticals Inc.[a]	41,112	941,465
ContraFect Corp.[a,b]	157,448	250,342
Corbus Pharmaceuticals Holdings Inc.[a,b]	109,240	666,364
Corvus Pharmaceuticals Inc.[a]	20,064	231,338
CTI BioPharma Corp.[a]	93,663	365,286
Cue Biopharma Inc.[a]	19,912	279,764
Curis Inc.[a]	287,374	187,741
Cytokinetics Inc.[a]	94,363	679,414
CytomX Therapeutics Inc.[a,b]	65,974	1,876,960
Cytori Therapeutics Inc.[a,b]	68,626	19,654
Deciphera Pharmaceuticals Inc.[a,b]	18,558	371,902
Dicerna Pharmaceuticals Inc.[a,b]	41,000	391,960
Diffusion Pharmaceuticals Inc.[a,b]	14,600	7,972
Dynavax Technologies Corp.[a,b]	139,001	2,759,170
Edge Therapeutics Inc.[a,b]	46,108	54,407
Eiger BioPharmaceuticals Inc.[a]	12,548	123,598
Eleven Biotherapeutics Inc.[a]	35,079	36,833
Enanta Pharmaceuticals Inc.[a]	35,834	2,899,329
Esperion Therapeutics Inc.[a]	38,781	2,805,030
EyePoint Pharmaceuticals Inc. NVS[a]	85,942	104,849
Fate Therapeutics Inc.[a,b]	101,309	988,776
Flexion Therapeutics Inc.[a,b]	74,443	1,668,268
Fortress Biotech Inc.[a]	76,597	348,516
G1 Therapeutics Inc.[a,b]	30,187	1,118,428
Galectin Therapeutics Inc.[a]	72,705	344,622
Gemphire Therapeutics Inc.[a,b]	15,268	99,395
Genocea Biosciences Inc.[a]	122,559	128,687
Geron Corp.[a,b]	339,425	1,442,556
GlycoMimetics Inc.[a,b]	58,654	951,954
GTx Inc.[a]	22,751	403,830
Heron Therapeutics Inc.[a,b]	121,318	3,348,377
Histogenics Corp.[a]	25,836	71,049
Idera Pharmaceuticals Inc.[a]	322,376	593,172
Immune Design Corp.[a,b]	70,598	232,973
ImmunoGen Inc.[a,b]	228,301	2,401,727
Immunomedics Inc.[a,b]	233,480	3,411,143
Infinity Pharmaceuticals Inc.[a]	94,753	198,981
Inovio Pharmaceuticals Inc.[a,b]	185,314	872,829
Intellia Therapeutics Inc.[a,b]	38,256	806,819

Security	Shares	Value
Invitae Corp.[a,b]	93,706	$439,481
Iovance Biotherapeutics Inc.[a]	164,671	2,782,940
Jounce Therapeutics Inc.[a,b]	32,852	734,242
Kadmon Holdings Inc.[a,b]	175,570	746,172
Karyopharm Therapeutics Inc.[a,b]	76,787	1,030,482
Kindred Biosciences Inc.[a]	60,889	526,690
Krystal Biotech Inc.[a]	6,636	66,957
Kura Oncology Inc.[a,b]	45,795	858,656
La Jolla Pharmaceutical Co.[a,b]	40,013	1,191,587
Leap Therapeutics Inc.[a,b]	9,703	80,535
MacroGenics Inc.[a]	76,948	1,936,012
Madrigal Pharmaceuticals Inc.[a,b]	10,033	1,171,754
MannKind Corp.[a,b]	203,646	464,313
Matinas BioPharma Holdings Inc.[a,b]	131,867	100,852
MediciNova Inc.[a,b]	81,801	836,006
MEI Pharma Inc.[a]	81,738	169,198
Merrimack Pharmaceuticals Inc.	28,282	227,670
Mersana Therapeutics Inc.[a,b]	20,796	327,953
Minerva Neurosciences Inc.[a,b]	64,895	405,594
Miragen Therapeutics Inc.[a,b]	31,614	221,614
Mirati Therapeutics Inc.[a]	46,476	1,426,813
NanoViricides Inc.[a]	110,134	90,585
NantKwest Inc.[a,b]	67,101	261,023
Natera Inc.[a,b]	71,913	666,634
Neuralstem Inc.[a,b]	25,648	42,319
Neurotrope Inc.[a]	16,652	135,214
NewLink Genetics Corp.[a,b]	65,657	476,013
Novavax Inc.[a,b]	713,322	1,497,976
Novelion Therapeutics Inc.[a]	38,537	134,880
Nymox Pharmaceutical Corp.[a,b]	78,628	332,596
Oncobiologics Inc.[a,b]	28,553	25,412
Oncocyte Corp.[a,b]	10,256	21,538
OncoMed Pharmaceuticals Inc.[a]	48,177	153,203
Ophthotech Corp.[a]	80,111	219,504
Organovo Holdings Inc.[a,b]	223,073	229,765
Otonomy Inc.[a]	63,766	267,817
OvaScience Inc.[a]	72,692	58,953
Ovid therapeutics Inc.[a,b]	17,899	126,546
PDL BioPharma Inc.[a]	366,383	1,077,166
Pfenex Inc.[a]	48,646	291,876
Pieris Pharmaceuticals Inc.[a]	81,473	555,646
PolarityTE Inc.[a,b]	11,195	202,965
Progenics Pharmaceuticals Inc.[a,b]	160,652	1,198,464
Protagonist Therapeutics Inc.[a]	25,699	220,754
Proteostasis Therapeutics Inc.[a]	40,208	190,988
PTC Therapeutics Inc.[a,b]	91,489	2,475,692
Ra Pharmaceuticals Inc.[a,b]	27,395	145,467
Recro Pharma Inc.[a]	32,362	356,306
REGENXBIO Inc.[a,b]	62,900	1,877,565
Regulus Therapeutics Inc.[a]	182,498	130,942
Rexahn Pharmaceuticals Inc.[a,b]	69,259	104,581
Rhythm Pharmaceuticals Inc.[a,b]	18,866	375,433
Rigel Pharmaceuticals Inc.[a,b]	336,264	1,190,375
Rocket Pharmaceuticals Inc.[a,b]	16,465	308,719
Sangamo Therapeutics Inc.[a,b]	190,754	3,624,326
Savara Inc.[a]	53,998	496,782
Selecta Biosciences Inc.[a,b]	33,206	338,369

SCHEDULES OF INVESTMENTS	3

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Seres Therapeutics Inc.[a,b]	45,479	$333,816
Sophiris Bio Inc.[a,b]	72,092	144,905
Sorrento Therapeutics Inc.[a,b]	169,406	872,441
Spectrum Pharmaceuticals Inc.[a,b]	198,778	3,198,338
Spero Therapeutics Inc.[a,b]	13,121	186,974
Spring Bank Pharmaceuticals Inc.[a,b]	28,319	435,546
Stemline Therapeutics Inc.[a,b]	56,236	860,411
Strongbridge Biopharma PLC[a,b]	58,494	517,672
Sunesis Pharmaceuticals Inc.[a,b]	72,509	197,224
Syndax Pharmaceuticals Inc.[a,b]	26,248	373,509
Synergy Pharmaceuticals Inc.[a,b]	561,075	1,026,767
Synlogic Inc.[a]	3,090	28,984
Syros Pharmaceuticals Inc.[a,b]	31,048	403,003
T2 Biosystems Inc.[a]	51,563	334,644
TapImmune Inc.[a,b]	13,125	43,575
TG Therapeutics Inc.[a,b]	116,923	1,660,307
Tocagen Inc.[a]	39,945	473,348
Tonix Pharmaceuticals Holding Corp.[a]	14,831	43,603
Tracon Pharmaceuticals Inc.[a]	26,654	61,304
Trevena Inc.[a]	128,332	210,464
uniQure NVa	48,411	1,137,658
Vanda Pharmaceuticals Inc.[a]	102,236	1,722,677
VBI Vaccines Inc.[a,b]	77,225	270,288
Veracyte Inc.[a]	54,664	303,932
Verastem Inc.[a]	86,619	258,125
Vericel Corp.[a]	76,913	765,284
Versartis Inc.[a]	72,664	119,896
Vital Therapies Inc.[a,b]	69,321	471,383
Voyager Therapeutics Inc.[a]	38,457	722,607
vTv Therapeutics Inc. Class Aa,b	19,319	78,628
XBiotech Inc.[a,b]	46,937	251,113
XOMA Corp.[a]	13,937	281,946
Zafgen Inc.[a]	53,262	396,802

		122,819,287
BUILDING PRODUCTS — 0.81%
Alpha Pro Tech Ltd.[a]	32,187	107,826
Armstrong Flooring Inc.[a]	48,968	664,496
CSW Industrials Inc.[a]	35,691	1,607,880
Insteel Industries Inc.	40,933	1,130,979
PGT Innovations Inc.[a]	110,349	2,058,009
Quanex Building Products Corp.	81,018	1,409,713
Tecogen Inc.[a,b]	36,450	104,247

		7,083,150
CAPITAL MARKETS — 1.37%
Arlington Asset Investment Corp. Class Ab	48,519	535,650
B. Riley Financial Inc.	47,734	930,813
Cowen Inc. Class Aa,b	57,386	757,495
Diamond Hill Investment Group Inc.	6,579	1,358,958
GAIN Capital Holdings Inc.	77,468	522,909
Great Elm Capital Group Inc.[a]	39,131	156,524
Hennessy Advisors Inc.	11,695	225,714
INTL. FCStone Inc.[a]	34,633	1,478,136
Ladenburg Thalmann Financial Services Inc.	229,354	749,988
Manning & Napier Inc.	31,116	108,906
Medley Management Inc. Class A	16,998	96,889
National Holdings Corp.[a]	9,391	42,823

Security	Shares	Value
Oppenheimer Holdings Inc. Class A NVS	22,868	$588,851
PJT Partners Inc. Class A	41,729	2,090,623
Pzena Investment Management Inc. Class A	39,349	437,954
Safeguard Scientifics Inc.[a]	46,846	573,863
Siebert Financial Corp.[a]	7,572	63,832
Silvercrest Asset Management Group Inc. Class A	15,986	242,987
Westwood Holdings Group Inc.	18,641	1,053,030
ZAIS Group Holdings Inc.[a,b]	7,638	30,934

		12,046,879
CHEMICALS — 1.68%
Advanced Emissions Solutions Inc.[b]	43,396	495,582
AgroFresh Solutions Inc.[a,b]	50,420	370,587
American Vanguard Corp.	65,188	1,316,798
Core Molding Technologies Inc.	17,822	317,766
Flotek Industries Inc.[a,b]	122,311	746,097
FutureFuel Corp.	57,300	687,027
Hawkins Inc.	21,318	749,328
Intrepid Potash Inc.[a,b]	215,298	783,685
KMG Chemicals Inc.	29,664	1,778,357
Koppers Holdings Inc.[a]	46,423	1,907,985
LSB Industries Inc.[a]	48,789	299,076
Marrone Bio Innovations Inc.[a,b]	64,055	128,110
Northern Technologies International Corp.	8,800	198,000
OMNOVA Solutions Inc.[a]	99,386	1,043,553
Rayonier Advanced Materials Inc.	107,371	2,305,255
Trecora Resources[a,b]	45,148	614,013
Tredegar Corp.	57,623	1,034,333

		14,775,552
COMMERCIAL SERVICES & SUPPLIES — 1.59%
AMREP Corp.[a]	3,832	27,552
Aqua Metals Inc.[a,b]	37,369	96,786
ARC Document Solutions Inc.[a]	87,352	192,174
Casella Waste Systems Inc. Class Aa	89,582	2,094,427
CECO Environmental Corp.	65,322	290,683
Cemtrex Inc.	13,115	37,378
Ecology and Environment Inc. Class A	8,074	93,658
Ennis Inc.	58,555	1,153,534
Heritage-Crystal Clean Inc.[a]	32,495	765,257
Hudson Technologies Inc.[a,b]	81,350	401,869
InnerWorkings Inc.[a,b]	107,508	972,947
Intersections Inc.[a]	18,685	30,457
Kimball International Inc. Class B NVS	79,245	1,350,335
NL Industries Inc.[a,b]	18,598	145,994
Odyssey Marine Exploration Inc.[a,b]	17,331	143,327
Performant Financial Corp.[a]	82,076	246,228
Perma-Fix Environmental Services[a]	25,241	104,750
Quest Resource Holding Corp.[a]	12,866	28,434
SP Plus Corp.[a]	39,859	1,418,981
Team Inc.[a,b]	65,209	896,624
Viad Corp.	46,747	2,451,880
VSE Corp.	20,081	1,038,589

		13,981,864

4	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.08%
Aerohive Networks Inc.[a,b]	70,596	$285,208
Aviat Networks Inc.[a]	10,815	181,259
Black Box Corp.	29,611	59,222
CalAmp Corp.[a]	78,417	1,794,181
Calix Inc.[a,b]	96,722	662,546
Clearfield Inc.[a,b]	26,309	339,386
ClearOne Inc.	15,459	122,899
Communications Systems Inc.	18,624	68,350
Comtech Telecommunications Corp.	51,188	1,530,009
DASAN Zhone Solutions Inc.[a]	12,166	137,232
Digi International Inc.[a]	59,479	612,634
EMCORE Corp.[a]	60,101	342,576
Harmonic Inc.[a,b]	178,582	678,612
Inseego Corp.[a,b]	94,671	168,514
KVH Industries Inc.[a,b]	36,643	379,255
Lantronix Inc.[a]	22,306	45,950
Network-1 Technologies Inc.	26,895	71,272
ParkerVision Inc.[a,b]	38,215	30,572
PC-Tel Inc.	40,680	292,082
Quantenna Communications Inc.[a,b]	47,740	654,038
RELM Wireless Corp.	20,354	80,398
Resonant Inc.[a,b]	26,950	85,971
Ribbon Communications Inc.[a]	108,926	555,523
TESSCO Technologies Inc.	14,398	333,314

		9,511,003
CONSTRUCTION & ENGINEERING — 0.73%
Ameresco Inc. Class Aa	41,863	544,219
Goldfield Corp. (The)[a]	51,622	198,745
Great Lakes Dredge & Dock Corp.[a,b]	128,954	593,188
HC2 Holdings Inc.[a,b]	93,043	489,406
IES Holdings Inc.[a,b]	19,810	300,122
Layne Christensen Co.[a,b]	40,814	608,945
Limbach Holdings Inc.[a]	8,698	107,681
MYR Group Inc.[a]	36,087	1,112,201
Northwest Pipe Co.[a,b]	22,228	384,544
NV5 Global Inc.[a,b]	18,265	1,018,274
Orion Group Holdings Inc.[a]	61,082	402,530
Sterling Construction Co. Inc.[a,b]	58,073	665,517

		6,425,372
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	3,972	290,671

		290,671
CONSUMER FINANCE — 0.67%
Asta Funding Inc.	9,787	36,212
Consumer Portfolio Services Inc.[a]	43,161	162,717
Elevate Credit Inc.[a,b]	39,031	276,339
Enova International Inc.[a]	74,795	1,649,230
EZCORP Inc. Class A NVS[a,b]	113,105	1,492,986
Nicholas Financial Inc.[a]	16,099	146,018
Regional Management Corp.[a,b]	23,551	749,864
World Acceptance Corp.[a]	13,442	1,415,442

		5,928,808

Security	Shares	Value
CONTAINERS & PACKAGING — 0.18%
Myers Industries Inc.	52,817	$1,117,080
UFP Technologies Inc.[a,b]	15,284	450,878

		1,567,958
DISTRIBUTORS — 0.10%
Educational Development Corp.[a,b]	7,642	191,050
Funko Inc. Class Aa,b	22,573	185,324
Weyco Group Inc.	14,060	472,416

		848,790
DIVERSIFIED CONSUMER SERVICES — 0.96%
American Public Education Inc.[a]	35,449	1,524,307
Ascent Capital Group Inc. Class Aa	22,782	83,838
Bridgepoint Education Inc.[a]	49,426	333,131
Cambium Learning Group Inc.[a,b]	31,624	354,189
Career Education Corp.[a]	154,349	2,028,146
Carriage Services Inc.	36,087	998,166
Collectors Universe Inc.	16,653	261,619
K12 Inc.[a]	86,332	1,224,188
Liberty Tax Inc.	15,450	156,045
Lincoln Educational Services Corp.[a]	52,328	100,993
National American University Holdings Inc.	30,308	39,400
Regis Corp.[a]	81,042	1,226,165
Universal Technical Institute Inc.[a]	37,739	110,953
XpresSpa Group Inc.[a]	32,792	23,610

		8,464,750
DIVERSIFIED FINANCIAL SERVICES — 0.19%
A-Mark Precious Metals Inc.	10,303	126,212
Marlin Business Services Corp.	20,677	586,193
On Deck Capital Inc.[a,b]	110,618	618,355
Tiptree Inc.[b]	59,821	379,863

		1,710,623
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Alaska Communications Systems Group Inc.[a]	118,096	212,573
Fusion Telecommunications International Inc.[a]	46,996	151,797
Hawaiian Telcom Holdco Inc.[a]	15,166	404,629
IDT Corp. Class B	37,880	237,508
Intelsat SAa,b	79,381	298,473
magicJack VocalTec Ltd.[a,b]	30,641	257,384
Ooma Inc.[a]	40,669	443,292
ORBCOMM Inc.[a,b]	156,823	1,469,431
pdvWireless Inc.[a,b]	21,792	650,491

		4,125,578

SCHEDULES OF INVESTMENTS	5

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
ELECTRIC UTILITIES — 0.05%
Genie Energy Ltd. Class B	31,995	$159,655
Spark Energy Inc. Class Ab	24,908	295,160

		454,815
ELECTRICAL EQUIPMENT — 1.09%
Allied Motion Technologies Inc.	15,304	608,334
American Superconductor Corp.[a,b]	40,282	234,441
Babcock & Wilcox Enterprises Inc.[a,b]	100,948	441,143
Broadwind Energy Inc.[a]	33,033	72,673
Energous Corp.[a,b]	42,646	683,615
Energy Focus Inc.[a]	26,739	67,650
Enphase Energy Inc.[a,b]	170,097	777,343
FuelCell Energy Inc.[a]	148,267	256,502
Ideal Power Inc.[a,b]	26,888	30,652
LSI Industries Inc.	56,330	456,836
Orion Energy Systems Inc.[a,b]	58,537	49,756
Plug Power Inc.[a,b]	516,946	977,028
Polar Power Inc.[a,b]	7,561	37,503
Powell Industries Inc.	20,114	539,860
Preformed Line Products Co.	6,140	399,653
Revolution Lighting Technologies Inc.[a,b]	27,239	93,430
Sunrun Inc.[a]	192,944	1,722,990
Sunworks Inc.[a]	48,439	46,017
TPI Composites Inc.[a,b]	23,280	522,636
Ultralife Corp.[a]	23,932	239,320
Vicor Corp.[a]	37,459	1,069,454
Vivint Solar Inc.[a,b]	59,514	217,226

		9,544,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.28%
Airgain Inc.[a]	16,556	128,143
Akoustis Technologies Inc.[a,b]	24,974	145,598
Applied DNA Sciences Inc.[a]	52,181	75,141
Bel Fuse Inc. Class B NVS	21,684	409,828
ClearSign Combustion Corp.[a]	36,509	73,931
Control4 Corp.[a,b]	57,376	1,232,436
CTS Corp.	74,005	2,012,936
CUI Global Inc.[a,b]	45,329	117,855
Daktronics Inc.	80,558	709,716
Data I/O Corp.[a]	18,602	138,399
Electro Scientific Industries Inc.[a]	72,903	1,409,215
eMagin Corp.[a,b]	44,062	63,890
FARO Technologies Inc.[a]	37,229	2,174,174
Frequency Electronics Inc.[a]	15,177	132,799
ID Systems Inc.[a]	29,813	185,437
Identiv Inc.[a]	26,868	100,486
IEC Electronics Corp.[a]	26,812	120,488
Intellicheck Inc.[a,b]	27,172	48,910
Interlink Electronics Inc.[a]	2,472	13,596
IntriCon Corp.[a]	14,362	287,240
Iteris Inc.[a,b]	57,873	287,050
KEMET Corp.[a,b]	123,882	2,245,981
Key Tronic Corp.[a]	24,010	167,110
Kimball Electronics Inc.[a]	58,594	946,293
LightPath Technologies Inc. Class Aa,b	56,548	124,406
LRAD Corp.[a]	81,115	186,564

Security	Shares	Value
Luna Innovations Inc.[a]	67,615	$219,073
Maxwell Technologies Inc.[a,b]	83,598	495,736
Mesa Laboratories Inc.[b]	7,463	1,107,808
MicroVision Inc.[a,b]	174,613	197,313
Napco Security Technologies Inc.[a,b]	28,800	336,960
Neonode Inc.[a,b]	92,036	38,784
Netlist Inc.[a,b]	139,831	32,301
PAR Technology Corp.[a]	25,706	362,197
Park Electrochemical Corp.	45,957	773,916
PC Connection Inc.	25,435	635,875
PCM Inc.[a,b]	21,004	174,333
Perceptron Inc.[a]	20,430	174,676
Radisys Corp.[a]	85,745	54,962
Research Frontiers Inc.[a]	44,641	43,525
Richardson Electronics Ltd./U.S.	31,655	251,657
Systemax Inc.	25,844	737,846
Vishay Precision Group Inc.[a]	23,392	728,661
Wireless Telecom Group Inc.[a]	46,631	113,780

		20,017,025
ENERGY EQUIPMENT & SERVICES — 1.70%
Aspen Aerogels Inc.[a]	39,305	167,832
Basic Energy Services Inc.[a]	38,456	555,305
Bristow Group Inc.	72,469	942,097
CARBO Ceramics Inc.[a,b]	51,100	370,475
Dawson Geophysical Co.[a]	45,560	307,074
ENGlobal Corp.[a,b]	36,564	30,421
Era Group Inc.[a]	43,892	410,390
Geospace Technologies Corp.[a,b]	29,373	289,912
Gulf Island Fabrication Inc.[b]	33,060	234,726
Hornbeck Offshore Services Inc.[a]	73,415	213,638
Independence Contract Drilling Inc.[a,b]	76,650	289,737
ION Geophysical Corp.[a]	20,439	553,897
Key Energy Services Inc.[a]	24,787	290,504
Mammoth Energy Services Inc.[a]	17,830	571,630
Matrix Service Co.[a]	58,752	804,902
Mitcham Industries Inc.[a]	26,263	85,092
Natural Gas Services Group Inc.[a,b]	27,405	653,609
Newpark Resources Inc.[a,b]	189,429	1,534,375
Nine Energy Service Inc.[a]	18,174	442,537
Nordic American Offshore Ltd.[b]	96,701	106,371
Parker Drilling Co.[a,b]	293,282	186,234
PHI Inc. NVS[a,b]	25,863	264,837
Pioneer Energy Services Corp.[a]	167,388	451,948
Profire Energy Inc.[a,b]	53,669	146,516
Ranger Energy Services Inc.[a]	14,945	121,652
RigNet Inc.[a,b]	30,093	409,265
SAExploration Holdings Inc.[a,b]	9,985	13,480
SEACOR Holdings Inc.[a]	36,806	1,880,787
SEACOR Marine Holdings Inc.[a,b]	36,453	693,336
Smart Sand Inc.[a,b]	48,319	281,217
Solaris Oilfield Infrastructure Inc. Class Aa,b	39,186	648,920
TETRA Technologies Inc.[a]	253,462	950,482

		14,903,198

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.85%
Armada Hoffler Properties Inc.	100,175	$1,371,396
Ashford Hospitality Prime Inc.	58,107	564,800
Ashford Hospitality Trust Inc.[b]	169,307	1,093,723
Bluerock Residential Growth REIT Inc.[b]	49,028	416,738
BRT Apartments Corp.[b]	19,211	225,729
CatchMark Timber Trust Inc. Class A	97,532	1,216,224
Cedar Realty Trust Inc.	203,773	802,866
City Office REIT Inc.[b]	74,436	860,480
Clipper Realty Inc.	35,537	300,998
Community Healthcare Trust Inc.[b]	40,382	1,039,433
Condor Hospitality Trust Inc.	8,622	86,220
CorEnergy Infrastructure Trust Inc.[b]	26,302	987,377
Farmland Partners Inc.[b]	72,970	609,300
Getty Realty Corp.	72,863	1,837,605
Gladstone Commercial Corp.[b]	61,892	1,073,207
Gladstone Land Corp.	24,385	294,571
Global Medical REIT Inc.[b]	40,229	279,592
Global Self Storage Inc.	29,846	131,919
Independence Realty Trust Inc.[b]	187,846	1,724,426
Innovative Industrial Properties Inc.[b]	11,783	315,195
Jernigan Capital Inc.[b]	31,170	564,177
MedEquities Realty Trust Inc.	69,329	728,648
NexPoint Residential Trust Inc.	39,670	985,403
One Liberty Properties Inc.	32,283	713,454
Plymouth Industrial REIT Inc.[b]	9,286	159,533
Preferred Apartment Communities Inc. Class Ab	83,278	1,181,715
RAIT Financial Trust[b]	183,474	29,631
Safety Income & Growth Inc.[b]	24,432	390,668
Sotherly Hotels Inc.[b]	31,778	219,904
UMH Properties Inc.	69,034	925,746
Universal Health Realty Income Trust	28,434	1,708,883
Urstadt Biddle Properties Inc. Class A	66,239	1,278,413
Wheeler Real Estate Investment Trust Inc.[b]	18,411	65,911
Whitestone REIT[b]	84,634	879,347

		25,063,232
FOOD & STAPLES RETAILING — 0.18%
Chefs’ Warehouse Inc. (The)[a,b]	44,394	1,021,062
Natural Grocers by Vitamin Cottage Inc.[a,b]	18,584	133,061
Village Super Market Inc. Class A	16,737	441,355

		1,595,478
FOOD PRODUCTS — 0.59%
Alico Inc.	8,027	218,335
Farmer Bros. Co.[a,b]	19,900	600,980
Freshpet Inc.[a,b]	57,264	941,993
John B Sanfilippo & Son Inc.	19,150	1,108,211
Landec Corp.[a,b]	61,935	808,252
Lifeway Foods Inc.[a,b]	12,862	77,043
Limoneira Co.	28,032	665,199
Rocky Mountain Chocolate Factory Inc.	13,905	167,277
S&W Seed Co.[a,b]	35,629	128,264
Seneca Foods Corp. Class Aa	15,944	441,649

		5,157,203

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.31%
Accuray Inc.[a,b]	185,750	$928,750
American Medical Alert Corp. Escrow[a,c]	12,839	—
AngioDynamics Inc.[a,b]	85,967	1,482,931
Anika Therapeutics Inc.[a]	33,463	1,663,780
Antares Pharma Inc.[a,b]	323,187	711,011
Apollo Endosurgery Inc.[a,b]	14,788	90,946
AtriCure Inc.[a,b]	73,557	1,509,390
AxoGen Inc.[a,b]	63,365	2,312,822
Bellerophon Therapeutics Inc.[a,b]	72,195	150,166
Biolase Inc.[a]	81,205	33,083
Bovie Medical Corp.[a]	69,107	205,248
Cerus Corp.[a,b]	273,247	1,497,394
Cesca Therapeutics Inc.[a]	8,800	17,776
Chembio Diagnostics Inc.[a]	28,088	224,704
Cogentix Medical Inc.[a]	50,333	193,782
ConforMIS Inc.[a]	88,377	128,147
Corindus Vascular Robotics Inc.[a,b]	222,327	304,588
CryoLife Inc.[a]	72,947	1,462,587
CryoPort Inc.[a]	54,028	464,641
Cutera Inc.[a]	30,387	1,526,947
CytoSorbents Corp.[a]	65,104	458,983
Ekso Bionics Holdings Inc.[a,b]	123,577	195,252
Electromed Inc.[a]	17,495	93,773
FONAR Corp.[a,b]	14,390	428,822
GenMark Diagnostics Inc.[a,b]	114,340	622,010
Heska Corp.[a,b]	14,932	1,180,673
Invacare Corp.[b]	74,883	1,302,964
InVivo Therapeutics Holdings Corp.[a]	68,832	36,825
Invuity Inc.[a,b]	35,938	138,361
iRadimed Corp.[a,b]	10,159	143,242
iRhythm Technologies Inc.[a]	32,740	2,060,983
IRIDEX Corp.[a]	22,055	126,155
Lantheus Holdings Inc.[a]	69,379	1,103,126
LeMaitre Vascular Inc.	34,329	1,243,740
Milestone Scientific Inc.[a]	46,972	33,820
Misonix Inc.[a]	13,638	135,016
Myomo Inc.[a]	5,692	16,905
Nuvectra Corp.[a]	28,438	370,263
Obalon Therapeutics Inc.[a]	22,001	75,463
OraSure Technologies Inc.[a]	127,797	2,158,491
Orthofix International NVa,b	39,343	2,312,582
OrthoPediatrics Corp.[a]	10,451	157,392
Oxford Immunotec Global PLC[a,b]	56,751	706,550
Pulse Biosciences Inc.[a,b]	22,080	298,742
Quotient Ltd.[a,b]	61,147	288,002
ReShape Lifesciences Inc.[a,b]	16,189	23,474
Restoration Robotics Inc.[a,b]	6,571	40,937
Retractable Technologies Inc.[a]	38,252	39,400
Rockwell Medical Inc.[a,b]	107,761	561,435
RTI Surgical Inc.[a]	124,959	574,811
SeaSpine Holdings Corp.[a]	24,277	246,169
Second Sight Medical Products Inc.[a,b]	54,863	105,337
Senseonics Holdings Inc.[a,b]	157,419	472,257
Sientra Inc.[a,b]	33,169	320,413
STAAR Surgical Co.[a,b]	94,411	1,397,283

SCHEDULES OF INVESTMENTS	7

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Surmodics Inc.[a]	29,886	$1,137,162
Tactile Systems Technology Inc.[a]	29,698	944,396
Utah Medical Products Inc.	7,657	756,894
Valeritas Holdings Inc.[a]	5,933	16,078
Vermillion Inc.[a,b]	59,300	80,648
ViewRay Inc.[a,b]	69,353	445,940
Viveve Medical Inc.[a,b]	37,118	135,852
Zosano Pharma Corp.[a,b]	4,190	21,118

		37,916,432
HEALTH CARE PROVIDERS & SERVICES — 2.26%
AAC Holdings Inc.[a,b]	25,573	293,578
Aceto Corp.	67,601	513,768
Addus HomeCare Corp.[a]	17,325	842,861
Almost Family Inc.[a]	28,976	1,622,656
American Renal Associates Holdings Inc.[a,b]	20,956	395,021
BioScrip Inc.[a,b]	262,965	646,894
BioTelemetry Inc.[a,b]	71,809	2,229,669
Capital Senior Living Corp.[a,b]	55,519	596,829
Catasys Inc.[a,b]	5,975	28,680
Civitas Solutions Inc.[a,b]	35,514	546,916
Cross Country Healthcare Inc.[a,b]	79,997	888,767
CynergisTek Inc./DEa	19,327	96,248
Digirad Corp.	42,391	65,706
Five Star Senior Living Inc.[a]	62,993	81,891
Fulgent Genetics Inc.[a,b]	14,601	58,112
Genesis Healthcare Inc.[a,b]	88,682	133,910
InfuSystem Holdings Inc.[a]	45,229	131,164
Joint Corp. (The)[a]	25,490	174,607
National Research Corp. Class A	21,657	633,467
Nobilis Health Corp.[a,b]	123,711	204,123
PetIQ Inc.[a,b]	16,385	435,841
Providence Service Corp. (The)[a]	26,128	1,806,490
Psychemedics Corp.	12,943	267,661
Quorum Health Corp.[a,b]	65,860	538,735
R1 RCM Inc.[a,b]	226,982	1,620,651
RadNet Inc.[a]	85,434	1,230,250
Sharps Compliance Corp.[a]	32,192	146,152
Triple-S Management Corp. Class Ba	51,885	1,356,274
U.S. Physical Therapy Inc.	27,818	2,261,603

		19,848,524
HEALTH CARE TECHNOLOGY — 0.67%
Castlight Health Inc. Class Ba,b	142,626	520,585
Computer Programs & Systems Inc.[b]	26,145	763,434
HealthStream Inc.	58,007	1,440,314
HTG Molecular Diagnostics Inc.[a]	11,703	42,365
Icad Inc.[a]	31,574	97,248
NantHealth Inc.[a,b]	35,577	108,510
Simulations Plus Inc.	28,214	416,156
Tabula Rasa HealthCare Inc.[a,b]	25,120	974,656
Vocera Communications Inc.[a,b]	66,199	1,550,380

		5,913,648
HOTELS, RESTAURANTS & LEISURE — 2.26%
Ark Restaurants Corp.	4,682	112,368
Bagger Dave’s Burger Tavern Inc.[a]	34,103	1,872

Security	Shares	Value
Biglari Holdings Inc.[a]	2,220	$906,670
Bravo Brio Restaurant Group Inc.[a]	25,226	100,904
Carrols Restaurant Group Inc.[a]	78,688	881,306
Century Casinos Inc.[a]	49,442	368,837
Chuy’s Holdings Inc.[a,b]	37,652	986,482
Del Frisco’s Restaurant Group Inc.[a]	49,326	752,222
Del Taco Restaurants Inc.[a,b]	74,215	768,867
Denny’s Corp.[a,b]	144,622	2,231,517
Diversified Restaurant Holdings Inc.[a]	30,574	41,275
Dover Downs Gaming & Entertainment Inc.[a]	47,186	62,757
Dover Motorsports Inc.	35,357	74,250
Drive Shack Inc.[a]	142,061	679,052
El Pollo Loco Holdings Inc.[a,b]	46,177	438,682
Empire Resorts Inc.[a]	8,032	138,552
Fogo De Chao Inc.[a]	20,659	325,379
Full House Resorts Inc.[a]	50,332	161,566
Golden Entertainment Inc.[a]	39,739	923,137
Good Times Restaurants Inc.[a]	28,709	87,562
Habit Restaurants Inc. (The) Class Aa,b	45,491	400,321
Inspired Entertainment Inc.[a,b]	10,741	59,076
J Alexander’s Holdings Inc.[a]	29,091	333,092
Jamba Inc.[a]	31,307	268,301
Kona Grill Inc.[a,b]	16,736	31,798
Lindblad Expeditions Holdings Inc.[a]	48,789	501,063
Luby’s Inc.[a]	48,193	133,977
Marcus Corp. (The)	41,425	1,257,249
Monarch Casino & Resort Inc.[a]	24,338	1,029,254
Nathan’s Famous Inc.	6,381	471,556
Nevada Gold & Casinos Inc.[a]	49,255	107,868
Noodles & Co.[a,b]	28,857	217,870
ONE Group Hospitality Inc. (The)[a]	33,405	91,864
Papa Murphy’s Holdings Inc.[a]	28,015	136,153
Peak Resorts Inc.	29,618	143,647
PlayAGS Inc.[a]	23,140	538,236
Potbelly Corp.[a,b]	53,450	644,073
RCI Hospitality Holdings Inc.	21,133	599,966
Red Lion Hotels Corp.[a,b]	41,812	407,667
Ruth’s Hospitality Group Inc.	65,873	1,610,595
Town Sports International Holdings Inc.[a]	29,739	226,016
YogaWorks Inc.[a]	15,676	43,893
Zoe’s Kitchen Inc.[a,b]	42,234	609,859

		19,906,651
HOUSEHOLD DURABLES — 1.63%
AV Homes Inc.[a,b]	27,839	516,413
Bassett Furniture Industries Inc.	22,591	685,637
Beazer Homes USA Inc.[a,b]	69,032	1,101,060
Century Communities Inc.[a]	43,585	1,305,371
CSS Industries Inc.	20,211	353,693
Dixie Group Inc. (The)[a]	34,863	95,873
Emerson Radio Corp.[a]	35,226	51,430
Flexsteel Industries Inc.	15,738	622,910
Green Brick Partners Inc.[a]	51,681	563,323
Hamilton Beach Brands Holding Co. Class A	6,953	147,543
Hooker Furniture Corp.	25,919	951,227
Hovnanian Enterprises Inc. Class Aa,b	281,286	514,753

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
LGI Homes Inc.[a,b]	38,868	$2,742,915
Libbey Inc.	47,638	232,950
Lifetime Brands Inc.	22,656	280,934
M/I Homes Inc.[a]	59,002	1,879,214
New Home Co. Inc. (The)[a,b]	28,923	320,467
Nova Lifestyle Inc.[a,b]	38,200	82,512
PICO Holdings Inc.	50,214	574,950
Skyline Corp.[a]	15,712	345,664
Vuzix Corp.[a,b]	40,572	223,146
ZAGG Inc.[a,b]	61,110	745,542

		14,337,527
HOUSEHOLD PRODUCTS — 0.08%
Ocean Bio-Chem Inc.	13,330	53,054
Oil-Dri Corp. of America	11,744	471,991
Orchids Paper Products Co.[b]	19,542	159,267

		684,312
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Atlantic Power Corp.[a]	260,621	547,304
U.S. Geothermal Inc.[a]	37,857	202,914

		750,218
INSURANCE — 1.75%
1347 Property Insurance Holdings Inc.[a]	13,185	94,273
Atlas Financial Holdings Inc.[a,b]	25,749	266,502
Baldwin & Lyons Inc. Class B	24,499	538,978
Blue Capital Reinsurance Holdings Ltd.	15,208	185,538
Citizens Inc./TXa,b	103,099	754,685
Conifer Holdings Inc.[a]	12,187	71,294
Crawford & Co. Class B	27,550	226,461
Donegal Group Inc. Class A	22,717	358,929
eHealth Inc.[a,b]	36,285	519,238
EMC Insurance Group Inc.	18,906	511,974
Federated National Holding Co.	26,976	425,412
First Acceptance Corp.[a]	37,745	32,083
Hallmark Financial Services Inc.[a]	32,654	291,274
HCI Group Inc.	17,622	672,456
Health Insurance Innovations Inc. Class Aa	26,293	759,868
Heritage Insurance Holdings Inc.[b]	49,415	749,131
Independence Holding Co.	14,635	521,738
Investors Title Co.	3,450	689,655
Kingstone Companies Inc.	22,133	371,834
Kinsale Capital Group Inc.	33,155	1,701,846
NI Holdings Inc.[a,b]	24,432	408,014
Trupanion Inc.[a,b]	51,180	1,529,770
United Insurance Holdings Corp.	46,186	884,000
Universal Insurance Holdings Inc.	69,333	2,211,723
WMIH Corp.[a]	435,534	618,458

		15,395,134
INTERNET & DIRECT MARKETING RETAIL — 0.57%
1-800-Flowers.com Inc. Class Aa,b	60,376	712,437
CafePress Inc.[a]	14,908	19,828
Duluth Holdings Inc. Class Ba,b	20,952	392,431
EVINE Live Inc.[a]	133,825	136,501

Security	Shares	Value
FTD Companies Inc.[a]	36,706	$133,610
Gaia Inc.[a,b]	22,813	353,601
Overstock.com Inc.[a,b]	37,728	1,367,640
PetMed Express Inc.	44,343	1,851,320
U.S. Auto Parts Network Inc.[a]	38,791	79,522

		5,046,890
INTERNET SOFTWARE & SERVICES — 2.59%
Amber Road Inc.[a,b]	46,026	409,631
Appfolio Inc. Class Aa,b	21,182	865,285
Apptio Inc. Class Aa,b	52,535	1,488,842
AutoWeb Inc.[a]	22,524	67,122
Blucora Inc.[a]	100,707	2,477,392
Brightcove Inc.[a]	75,960	527,922
Carbonite Inc.[a,b]	57,292	1,650,010
Care.com Inc.[a]	31,189	507,445
ChannelAdvisor Corp.[a,b]	57,676	524,852
Determine Inc.[a]	22,110	31,396
DHI Group Inc.[a,b]	105,421	168,674
eGain Corp.[a]	41,192	327,476
Instructure Inc.[a]	49,917	2,104,002
Internap Corp.[a,b]	45,907	504,977
Inuvo Inc.[a]	59,533	54,627
iPass Inc.[a]	153,316	58,260
Issuer Direct Corp.	6,772	115,124
Leaf Group Ltd.[a]	29,392	207,214
Limelight Networks Inc.[a,b]	182,106	748,456
Liquidity Services Inc.[a]	58,481	380,126
LivePerson Inc.[a]	125,060	2,044,731
Marchex Inc. Class B	81,197	221,668
Marin Software Inc.[a]	10,060	66,899
Meet Group Inc. (The)[a,b]	146,126	305,403
Ominto Inc.[a,b]	32,501	93,278
Professional Diversity Network Inc.[a,b]	3,696	10,386
QuinStreet Inc.[a]	83,929	1,071,773
Reis Inc.	21,087	452,316
Remark Holdings Inc.[a,b]	38,673	219,663
Rhythmone PLC[a]	38,198	93,772
SendGrid Inc.[a,b]	18,631	524,276
SharpSpring Inc.[a,b]	13,492	85,944
ShotSpotter Inc.[a,b]	8,999	238,473
Support.com Inc.[a]	40,168	110,864
Synacor Inc.[a]	73,912	118,259
TechTarget Inc.[a]	48,629	966,745
Telaria Inc.[a]	83,507	313,986
Tintri Inc.[a,b]	20,142	34,443
Travelzoo[a]	12,621	91,502
Tucows Inc. Class Aa,b	20,765	1,162,840
Veritone Inc.[a,b]	6,200	86,304
XO Group Inc.[a]	58,676	1,217,527

		22,749,885
IT SERVICES — 1.12%
ALJ Regional Holdings Inc.[a,b]	46,222	97,066
Cass Information Systems Inc.	27,320	1,625,813

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Computer Task Group Inc.[a]	33,490	$274,283
Edgewater Technology Inc.[a]	28,402	157,631
Everi Holdings Inc.[a]	146,846	964,778
Hackett Group Inc. (The)	52,138	837,336
Information Services Group Inc.[a,b]	74,126	309,847
Innodata Inc.[a]	62,784	67,807
Mattersight Corp.[a,b]	52,733	110,739
MoneyGram International Inc.[a]	65,322	563,076
Perficient Inc.[a]	78,307	1,794,796
PFSweb Inc.[a]	36,166	316,091
PRGX Global Inc.[a]	50,282	475,165
ServiceSource International Inc.[a]	169,310	645,071
StarTek Inc.[a,b]	24,636	240,940
Steel Connect Inc.[a]	86,439	183,251
Unisys Corp.[a,b]	112,469	1,209,042

		9,872,732
LEISURE PRODUCTS — 0.58%
Clarus Corp.[a,b]	49,665	335,239
Escalade Inc.	23,480	321,676
JAKKS Pacific Inc.[a]	46,244	97,112
Johnson Outdoors Inc. Class A	10,716	664,392
Malibu Boats Inc. Class Aa,b	45,855	1,522,845
Marine Products Corp.	16,701	233,981
MCBC Holdings Inc.[a]	41,126	1,036,375
Nautilus Inc.[a]	66,204	890,444
Summer Infant Inc.[a]	19,975	22,971

		5,125,035
LIFE SCIENCES TOOLS & SERVICES — 0.54%
ChromaDex Corp.[a,b]	93,874	394,271
Codexis Inc.[a,b]	97,746	1,075,206
Enzo Biochem Inc.[a]	94,197	516,200
Fluidigm Corp.[a,b]	86,378	504,447
Harvard Bioscience Inc.[a]	77,080	385,400
NanoString Technologies Inc.[a]	46,590	349,891
NeoGenomics Inc.[a,b]	127,450	1,039,992
Pacific Biosciences of California Inc.[a,b]	233,109	477,873

		4,743,280
MACHINERY — 2.87%
Alamo Group Inc.	22,062	2,424,614
ARC Group Worldwide Inc.[a]	20,548	40,069
ASV Holdings Inc. NVS[a]	11,654	84,608
Blue Bird Corp.[a]	22,879	542,232
Columbus McKinnon Corp./NY	49,948	1,790,136
Commercial Vehicle Group Inc.[a]	57,275	443,881
DMC Global Inc.	31,945	854,529
Douglas Dynamics Inc.	49,962	2,165,853
Eastern Co. (The)	13,710	390,735
Energy Recovery Inc.[a,b]	81,294	668,237
ExOne Co. (The)[a,b]	25,680	186,950
FreightCar America Inc.	27,689	371,033
Gencor Industries Inc.[a]	25,140	404,754
Global Brass & Copper Holdings Inc.	46,771	1,564,490
Graham Corp.	22,795	488,269
Hardinge Inc.	26,851	491,910

Security	Shares	Value
Hurco Companies Inc.	14,296	$656,186
Jason Industries Inc.[a]	47,756	148,521
Kadant Inc.	24,994	2,361,933
LB Foster Co. Class Aa	18,771	442,057
LS Starrett Co. (The) Class A	15,914	107,420
Lydall Inc.[a]	37,965	1,831,811
Manitex International Inc.[a]	33,804	386,380
Miller Industries Inc./TN	24,960	624,000
NN Inc.	62,005	1,488,120
Park-Ohio Holdings Corp.	19,704	765,500
Perma-Pipe International Holdings Inc.[a]	15,488	140,166
Spartan Motors Inc.	76,949	1,323,523
Titan International Inc.	111,922	1,411,337
Twin Disc Inc.[a]	19,503	423,995
Xerium Technologies Inc.[a]	26,182	168,874

		25,192,123
MARINE — 0.26%
Eagle Bulk Shipping Inc.[a,b]	99,373	491,896
Genco Shipping & Trading Ltd.[a,b]	18,096	257,325
Navios Maritime Holdings Inc.[a]	199,314	178,964
Pangaea Logistics Solutions Ltd.[a]	19,051	50,485
Safe Bulkers Inc.[a]	111,657	353,953
Scorpio Bulkers Inc.	132,642	935,126

		2,267,749
MEDIA — 1.37%
AH Belo Corp. Class A	47,248	243,327
Ballantyne Strong Inc.[a]	30,813	137,118
Beasley Broadcast Group Inc. Class A	12,416	140,301
Central European Media Enterprises Ltd. Class Aa,b	187,525	787,605
Cogint Inc.[a,b]	45,859	114,648
Daily Journal Corp.[a,b]	1,160	265,048
Emmis Communications Corp. Class Aa	24,305	112,046
Entercom Communications Corp. Class A	284,497	2,745,396
Entravision Communications Corp. Class A	150,982	709,615
Global Eagle Entertainment Inc.[a,b]	113,214	166,425
Harte-Hanks Inc.[a]	9,882	91,112
Hemisphere Media Group Inc.[a,b]	32,735	368,269
Lee Enterprises Inc.[a,b]	119,694	233,403
McClatchy Co. (The) Class Aa	11,879	109,881
MDC Partners Inc. Class Aa	130,419	939,017
National CineMedia Inc.	138,769	720,211
New Media Investment Group Inc.	114,693	1,965,838
Reading International Inc. Class A NVS[a,b]	42,640	709,956
Saga Communications Inc. Class A	9,072	337,932
Salem Media Group Inc. Class A	25,323	91,163
Townsquare Media Inc. Class Ab	18,730	148,529
tronc Inc.[a]	45,289	743,645
Urban One Inc. NVS[a]	53,624	109,929
Xcel Brands Inc.[a,b]	15,619	49,981

		12,040,395

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
METALS & MINING — 1.03%
Ampco-Pittsburgh Corp.	20,157	$179,397
Friedman Industries Inc.	15,670	91,983
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Gold Resource Corp.[b]	116,169	523,922
Haynes International Inc.	28,208	1,046,799
Klondex Mines Ltd.[a]	396,188	931,042
Olympic Steel Inc.	19,684	403,719
Pershing Gold Corp.[a]	32,271	66,156
Ramaco Resources Inc.[a,b]	13,989	100,581
Ryerson Holding Corp.[a,b]	35,391	288,437
Schnitzer Steel Industries Inc. Class A	58,050	1,877,917
SunCoke Energy Inc.[a]	142,227	1,530,363
Synalloy Corp.	19,898	285,536
TimkenSteel Corp.[a]	88,071	1,337,798
Universal Stainless & Alloy Products Inc.[a]	15,448	424,820

		9,088,914
MORTGAGE REAL ESTATE INVESTMENT — 1.14%
AG Mortgage Investment Trust Inc.[b]	61,775	1,073,032
Anworth Mortgage Asset Corp.[b]	232,914	1,117,987
Ares Commercial Real Estate Corp.[b]	63,378	782,718
Cherry Hill Mortgage Investment Corp.	28,272	495,891
Dynex Capital Inc.	125,375	831,236
Ellington Residential Mortgage REIT	24,312	266,460
Five Oaks Investment Corp.	38,850	113,054
Great Ajax Corp.	40,870	553,789
Manhattan Bridge Capital Inc.	20,154	140,070
New York Mortgage Trust Inc.[b]	249,936	1,482,120
Orchid Island Capital Inc.[b]	96,833	713,659
Owens Realty Mortgage Inc.[b]	26,643	388,455
Resource Capital Corp.[b]	67,909	645,815
Sutherland Asset Management Corp.	37,332	565,580
Western Asset Mortgage Capital Corp.[b]	91,628	887,875

		10,057,741
MULTI-UTILITIES — 0.18%
Unitil Corp.	33,876	1,572,185

		1,572,185
MULTILINE RETAIL — 0.07%
Fred’s Inc. Class Ab	78,657	235,184
Tuesday Morning Corp.[a,b]	98,725	389,964

		625,148
OIL, GAS & CONSUMABLE FUELS — 2.86%
Abraxas Petroleum Corp.[a,b]	345,335	766,644
Adams Resources & Energy Inc.	5,734	249,429
Approach Resources Inc.[a,b]	97,183	253,648
Ardmore Shipping Corp.[a]	65,135	495,026
Bonanza Creek Energy Inc.[a]	44,949	1,245,537
California Resources Corp.[a,b]	94,874	1,627,089
Centrus Energy Corp. Class Aa	12,166	43,189
Clean Energy Fuels Corp.[a,b]	321,534	530,531
Cloud Peak Energy Inc.[a]	164,207	477,842

Security	Shares	Value
Comstock Resources Inc.[a]	29,008	$212,049
Contango Oil & Gas Co.[a,b]	50,020	177,571
DHT Holdings Inc.	192,294	653,800
Dorian LPG Ltd.[a,b]	52,477	393,053
Earthstone Energy Inc. Class Aa,b	41,636	421,356
Eclipse Resources Corp.[a]	189,918	273,482
Energy Fuels Inc./Canada[a,b]	164,016	284,568
Evolution Petroleum Corp.	57,056	459,301
Gastar Exploration Inc.[a,b]	402,815	275,002
Gener8 Maritime Inc.[a,b]	106,897	603,968
Hallador Energy Co.	37,859	260,091
HighPoint Resources Corp. NVS[a,b]	217,198	1,103,366
Isramco Inc.[a]	1,700	176,460
Jones Energy Inc. Class Aa,b	102,985	82,388
Lilis Energy Inc.[a,b]	98,029	389,175
Lonestar Resources U.S. Inc. Class Aa	30,563	132,643
Midstates Petroleum Co. Inc.[a]	23,959	319,373
NACCO Industries Inc. Class A	8,920	293,022
Navios Maritime Acquisition Corp.	174,080	146,227
Northern Oil and Gas Inc.[a,b]	103,488	204,906
Overseas Shipholding Group Inc. Series Aa,b	99,077	281,379
Pacific Ethanol Inc.[a,b]	96,755	290,265
Panhandle Oil and Gas Inc. Class A	35,564	686,385
Penn Virginia Corp.[a]	31,537	1,105,057
PetroQuest Energy Inc.[a]	41,916	24,341
Renewable Energy Group Inc.[a,b]	85,624	1,095,987
REX American Resources Corp.[a,b]	13,111	954,481
Ring Energy Inc.[a,b]	112,880	1,619,828
Rosehill Resources Inc.[a,b]	5,769	33,864
Sanchez Energy Corp.[a,b]	152,640	477,763
SandRidge Energy Inc.[a,b]	79,841	1,158,493
SilverBow Resources Inc.[a,b]	16,118	469,034
Stone Energy Corp.[a]	43,348	1,608,211
Teekay Tankers Ltd. Class A	454,418	540,757
Torchlight Energy Resources Inc.[a,b]	94,654	123,050
TransAtlantic Petroleum Ltd.[a]	66,408	85,666
Uranium Energy Corp.[a,b]	310,949	407,343
VAALCO Energy Inc.[a]	84,955	73,197
Vertex Energy Inc.[a,b]	62,594	70,105
W&T Offshore Inc.[a]	208,357	923,022
Westmoreland Coal Co.[a]	20,813	8,533
Westwater Resources Inc.[a]	57,175	32,727
Zion Oil & Gas Inc.[a]	109,988	523,543

		25,143,767
PAPER & FOREST PRODUCTS — 0.15%
Verso Corp. Class Aa,b	77,048	1,297,488

		1,297,488
PERSONAL PRODUCTS — 0.37%
DS Healthcare Group Inc.[a]	30,533	3
Lifevantage Corp.[a]	31,263	112,859
Mannatech Inc.	5,640	88,548
Medifast Inc.	23,622	2,207,476
Natural Alternatives International Inc.[a]	13,027	143,297

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Natural Health Trends Corp.[b]	14,650	$278,497
Nature’s Sunshine Products Inc.	23,511	258,621
United-Guardian Inc.	8,193	144,197

		3,233,498
PHARMACEUTICALS — 3.77%
AcelRx Pharmaceuticals Inc.[a,b]	90,952	190,999
Aclaris Therapeutics Inc.[a,b]	51,712	905,994
Adamis Pharmaceuticals Corp.[a,b]	63,145	221,008
Adolor Corp. Escrow[a,c]	77,501	1
Agile Therapeutics Inc.[a]	41,715	107,208
Alimera Sciences Inc.[a,b]	107,572	110,799
Amphastar Pharmaceuticals Inc.[a]	82,535	1,547,531
ANI Pharmaceuticals Inc.[a]	18,130	1,055,529
Aratana Therapeutics Inc.[a,b]	91,162	402,024
Assembly Biosciences Inc.[a]	36,718	1,804,323
Avenue Therapeutics Inc.[a,b]	15,536	69,912
Axsome Therapeutics Inc.[a]	35,809	87,732
BioDelivery Sciences International Inc.[a]	117,442	264,245
Clearside Biomedical Inc.[a,b]	49,279	528,764
Collegium Pharmaceutical Inc.[a,b]	56,873	1,453,105
Corium International Inc.[a,b]	49,894	572,284
Cumberland Pharmaceuticals Inc.[a]	26,109	174,408
Cymabay Therapeutics Inc.[a]	120,264	1,562,229
Dova Pharmaceuticals Inc.[a,b]	11,939	323,786
Durect Corp.[a]	329,927	706,044
Egalet Corp.[a,b]	64,752	40,800
Endocyte Inc.[a]	90,483	822,490
Evoke Pharma Inc.[a]	29,134	60,599
Flex Pharma Inc.[a,b]	22,310	111,550
Imprimis Pharmaceuticals Inc.[a,b]	40,919	72,017
Intersect ENT Inc.[a,b]	60,732	2,386,768
Intra-Cellular Therapies Inc.[a]	96,496	2,031,241
Juniper Pharmaceuticals Inc.[a]	27,370	277,806
Kala Pharmaceuticals Inc.[a]	29,193	462,125
KemPharm Inc.[a]	29,190	230,601
Lipocine Inc.[a,b]	39,144	59,890
Melinta Therapeutics Inc.[a,b]	27,171	201,065
MyoKardia Inc.[a]	44,909	2,191,559
Neos Therapeutics Inc.[a]	56,726	470,826
NovaBay Pharmaceuticals Inc.[a,b]	10,565	36,449
Novan Inc.[a]	27,269	79,898
Novus Therapeutics Inc.[a,b]	8,804	42,435
Ocular Therapeutix Inc.[a,b]	56,006	364,599
Odonate Therapeutics Inc.[a]	15,106	319,945
Omeros Corp.[a,b]	103,821	1,159,681
Optinose Inc.[a,b]	12,214	244,524
Paratek Pharmaceuticals Inc.[a,b]	54,303	705,939
Pernix Therapeutics Holdings Inc.[a,b]	21,042	50,290
PLx Pharma Inc.[a]	1,756	5,883
ProPhase Labs Inc.[a]	5,355	15,851
Pulmatrix Inc.[a,b]	28,654	14,585
Reata Pharmaceuticals Inc. Series Aa,b	26,073	534,757
resTORbio Inc.[a]	5,912	56,637
Revance Therapeutics Inc.[a,b]	60,135	1,852,158
scPharmaceuticals Inc.[a]	16,467	204,191
SCYNEXIS Inc.[a]	56,479	75,682
Senestech Inc.[a,b]	34,444	17,566
Sienna Biopharmaceuticals Inc.[a,b]	33,742	633,675

Security	Shares	Value
Teligent Inc.[a]	94,606	$317,876
Tetraphase Pharmaceuticals Inc.[a,b]	114,577	351,751
Titan Pharmaceuticals Inc.[a,b]	48,366	50,784
VIVUS Inc.[a]	234,337	83,401
WaVe Life Sciences Ltd.[a,b]	26,954	1,080,855
Zogenix Inc.[a,b]	78,357	3,138,198
Zynerba Pharmaceuticals Inc.[a,b]	25,829	224,454

		33,169,326
PROFESSIONAL SERVICES — 1.74%
Acacia Research Corp.[a,b]	108,314	379,099
Barrett Business Services Inc.	15,557	1,289,364
BG Staffing Inc.	15,905	302,036
CBIZ Inc.[a]	116,801	2,131,618
CRA International Inc.	18,202	951,783
DLH Holdings Corp.[a]	15,590	91,046
Forrester Research Inc.	25,597	1,060,996
Franklin Covey Co.[a,b]	23,087	621,040
GP Strategies Corp.[a,b]	29,199	661,357
Heidrick & Struggles International Inc.	41,859	1,308,094
Hill International Inc.[a,b]	77,623	442,451
Hudson Global Inc.[a]	63,177	122,564
Kelly Services Inc. Class A NVS	67,284	1,953,927
Kforce Inc.	51,942	1,405,031
Mastech Digital Inc.[a]	4,851	59,861
Mistras Group Inc.[a]	39,323	744,778
RCM Technologies Inc.	20,186	116,473
Red Violet Inc. NVS[a,b]	6,115	37,299
Resources Connection Inc.	66,418	1,075,972
Volt Information Sciences Inc.[a,b]	23,544	71,809
Willdan Group Inc.[a]	16,601	470,638

		15,297,236
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Altisource Asset Management Corp.[a]	1,637	107,224
Altisource Portfolio Solutions SAa,b	23,755	630,933
American Realty Investors Inc.[a]	6,223	115,001
Consolidated-Tomoka Land Co.[b]	9,478	595,692
Forestar Group Inc.[a,b]	25,668	542,878
FRP Holdings Inc.[a,b]	14,938	836,528
Griffin Industrial Realty Inc.	4,139	155,337
Maui Land & Pineapple Co. Inc.[a,b]	15,333	178,629
Rafael Holdings Inc. Class Ba	18,940	91,859
Tejon Ranch Co.[a,b]	40,778	942,380
Trinity Place Holdings Inc.[a,b]	43,989	285,928

		4,482,389
ROAD & RAIL — 0.63%
ArcBest Corp.	58,173	1,864,445
Celadon Group Inc.[b]	61,659	228,138
Covenant Transportation Group Inc. Class Aa,b	26,705	796,610
Daseke Inc.[a,b]	66,550	651,525
PAM Transportation Services Inc.[a]	5,718	207,849
Patriot Transportation Holding Inc.[a]	4,830	89,645

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
Roadrunner Transportation Systems Inc.[a]	68,239	$173,327
Universal Logistics Holdings Inc.	21,202	448,422
USA Truck Inc.[a]	18,470	470,800
YRC Worldwide Inc.[a]	73,656	650,383

		5,581,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.81%
Adesto Technologies Corp.[a]	40,893	302,608
Aehr Test Systems[a,b]	41,200	92,700
Alpha & Omega Semiconductor Ltd.[a]	43,642	674,269
Amtech Systems Inc.[a]	24,229	177,356
Aquantia Corp.[a,b]	15,184	238,389
Atomera Inc.[a,b]	23,364	145,791
Axcelis Technologies Inc.[a,b]	68,623	1,688,126
AXT Inc.[a]	85,047	616,591
CEVA Inc.[a]	49,246	1,782,705
Cohu Inc.	62,155	1,417,756
CVD Equipment Corp.[a]	15,424	140,821
CyberOptics Corp.[a,b]	15,591	280,638
DSP Group Inc.[a,b]	53,436	630,545
Everspin Technologies Inc.[a,b]	18,198	137,395
FormFactor Inc.[a]	160,916	2,196,503
GSI Technology Inc.[a,b]	35,975	266,575
Ichor Holdings Ltd.[a]	41,423	1,002,851
Impinj Inc.[a,b]	39,997	520,761
inTEST Corp.[a]	22,965	152,717
Kopin Corp.[a,b]	139,723	435,936
Nanometrics Inc.[a]	54,207	1,458,168
NeoPhotonics Corp.[a,b]	72,460	496,351
NVE Corp.	10,846	901,411
PDF Solutions Inc.[a,b]	61,800	720,588
Photronics Inc.[a,b]	149,330	1,231,973
Pixelworks Inc.[a,b]	67,455	261,051
QuickLogic Corp.[a,b]	182,705	277,712
Rudolph Technologies Inc.[a]	70,314	1,947,698
Sigma Designs Inc.[a]	85,371	529,300
SMART Global Holdings Inc.[a,b]	21,287	1,060,944
Ultra Clean Holdings Inc.[a,b]	80,126	1,542,425
Xcerra Corp.[a]	121,176	1,411,700

		24,740,354
SOFTWARE — 2.28%
A10 Networks Inc.[a]	108,040	628,793
Agilysys Inc.[a]	38,008	453,055
American Software Inc./GA Class A	61,839	803,907
Asure Software Inc.[a,b]	22,661	277,371
Aware Inc./MAa	32,381	134,381
BSQUARE Corp.[a]	33,233	141,240
Datawatch Corp.[a]	24,824	214,728
Digimarc Corp.[a,b]	23,096	553,149
Digital Turbine Inc.[a]	141,259	283,931
Everbridge Inc.[a,b]	39,062	1,429,669
Evolving Systems Inc.[a]	23,305	111,864
Finjan Holdings Inc.[a]	17,645	57,346
GlobalSCAPE Inc.	30,013	110,448
Glu Mobile Inc.[a]	239,901	904,427
GSE Systems Inc.[a]	39,731	129,126
Mind CTI Ltd.	56,214	123,109

Security	Shares	Value
Mitek Systems Inc.[a,b]	70,291	$520,153
MobileIron Inc.[a,b]	128,807	637,595
Model N Inc.[a]	54,341	980,855
NetSol Technologies Inc.[a]	27,287	125,520
Park City Group Inc.[a,b]	30,013	262,614
PROS Holdings Inc.[a,b]	60,706	2,003,905
QAD Inc. Class A	23,209	966,655
RealNetworks Inc.[a,b]	57,296	175,326
Rosetta Stone Inc.[a,b]	39,072	513,797
Rubicon Project Inc. (The)[a]	99,120	178,416
Seachange International Inc.[a]	80,586	218,388
SITO Mobile Ltd.[a]	41,125	165,322
Telenav Inc.[a]	67,513	364,570
Upland Software Inc.[a]	19,164	551,732
Varonis Systems Inc.[a]	44,402	2,686,321
VASCO Data Security International Inc.[a]	69,838	904,402
VirnetX Holding Corp.[a,b]	118,950	469,852
Workiva Inc.[a,b]	59,625	1,413,112
Zix Corp.[a,b]	122,034	521,085

		20,016,164
SPECIALTY RETAIL — 1.86%
America’s Car-Mart Inc./TXa,b	15,519	782,934
Barnes & Noble Education Inc.[a]	85,445	588,716
Barnes & Noble Inc.	130,734	647,133
Big 5 Sporting Goods Corp.[b]	43,731	317,050
Boot Barn Holdings Inc.[a,b]	43,882	778,028
Build-A-Bear Workshop Inc.[a]	31,392	287,237
Christopher & Banks Corp.[a]	68,038	72,801
Citi Trends Inc.	30,067	929,371
Conn’s Inc.[a]	42,209	1,435,106
Container Store Group Inc. (The)[a]	35,863	195,095
Destination Maternity Corp.[a]	26,047	67,462
Destination XL Group Inc.[a,b]	75,666	132,416
DGSE Companies Inc.[a,b]	30,888	25,637
Francesca’s Holdings Corp.[a,b]	78,014	374,467
GNC Holdings Inc. Class Aa	152,836	589,947
Haverty Furniture Companies Inc.	44,709	900,886
Hibbett Sports Inc.[a,b]	42,764	1,024,198
J. Jill Inc.[a]	25,690	113,550
Kirkland’s Inc.[a,b]	35,675	345,691
Lumber Liquidators Holdings Inc.[a,b]	63,359	1,515,547
MarineMax Inc.[a,b]	47,555	924,945
New York & Co. Inc.[a]	70,132	237,046
Pier 1 Imports Inc.	175,214	564,189
Sears Hometown and Outlet Stores Inc.[a,b]	18,353	55,059
Shoe Carnival Inc.	24,910	592,858
Sportsman’s Warehouse Holdings Inc.[a,b]	82,884	338,167
Stage Stores Inc.[b]	49,813	108,592
Stein Mart Inc.[b]	65,524	99,596
Tandy Leather Factory Inc.[a]	13,324	93,934
Tilly’s Inc. Class A	30,165	340,864
Trans World Entertainment Corp.[a]	16,164	20,205
Vitamin Shoppe Inc.[a,b]	46,488	202,223
Winmark Corp.	4,873	637,388
Zumiez Inc.[a,b]	41,540	992,806

		16,331,144

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
AstroNova Inc.	11,779	$182,574
Avid Technology Inc.[a,b]	74,480	338,139
CPI Card Group Inc.[b]	9,609	28,971
Eastman Kodak Co.[a,b]	37,016	198,036
Immersion Corp.[a,b]	65,656	784,589
Intevac Inc.[a]	45,250	312,225
Quantum Corp.[a]	63,331	230,525
TransAct Technologies Inc.	17,012	222,007
USA Technologies Inc.[a]	109,398	984,582

		3,281,648
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Cherokee Inc.[a]	25,343	32,946
Crocs Inc.[a]	156,995	2,551,169
Crown Crafts Inc.	17,490	102,317
Culp Inc.	24,488	748,108
Delta Apparel Inc.[a,b]	14,767	266,101
Iconix Brand Group Inc.[a,b]	103,568	114,960
Lakeland Industries Inc.[a]	18,750	242,812
Mossimo Inc. Escrow[a,c]	21,276	—
Movado Group Inc.	34,492	1,324,493
Perry Ellis International Inc.[a,b]	28,271	729,392
Rocky Brands Inc.	15,079	323,445
Sequential Brands Group Inc.[a,b]	84,404	175,982
Superior Uniform Group Inc.	19,579	514,340
Unifi Inc.[a]	33,823	1,226,084
Vera Bradley Inc.[a,b]	43,524	461,790

		8,813,939
THRIFTS & MORTGAGE FINANCE — 3.91%
Atlantic Coast Financial Corp.[a]	42,410	436,823
BankFinancial Corp.	43,784	743,452
Bear State Financial Inc.	54,143	554,966
BSB Bancorp. Inc./MAa	25,582	782,809
Central Federal Corp.[a]	45,612	105,820
Charter Financial Corp./MD	32,422	661,085
Dime Community Bancshares Inc.	77,932	1,433,949
Ditech Holding Corp.[a,b]	2,751	24,731
Entegra Financial Corp.[a]	16,809	487,461
ESSA Bancorp. Inc.	29,819	437,445
Federal Agricultural Mortgage Corp. Class C NVS	20,581	1,790,959
First Defiance Financial Corp.	24,925	1,428,701
Hingham Institution for Savings	3,427	705,962
Home Bancorp. Inc.	15,706	678,028
HomeStreet Inc.[a,b]	63,577	1,821,481
HopFed Bancorp. Inc.	20,721	300,454
Impac Mortgage Holdings Inc.[a]	22,343	176,510
Luther Burbank Corp.	31,467	377,919
Merchants Bancorp/IN	16,333	351,159
Meridian Bancorp. Inc.	117,227	2,362,124
Meta Financial Group Inc.	20,533	2,242,204
NMI Holdings Inc. Class Aa,b	130,042	2,152,195
OceanFirst Financial Corp.	90,294	2,415,364

Security	Shares	Value
Ocwen Financial Corp.[a,b]	238,796	$983,839
PCSB Financial Corp.[a,b]	46,391	973,283
Provident Bancorp. Inc.[a]	1,961	52,065
Provident Financial Holdings Inc.	21,492	388,790
Prudential Bancorp. Inc.	25,801	468,030
Randolph Bancorp Inc.[a]	14,116	227,550
Riverview Bancorp. Inc.	58,581	547,147
Security National Financial Corp. Class Aa	18,995	97,824
SI Financial Group Inc.	36,460	525,024
Southern Missouri Bancorp. Inc.	19,401	710,077
Sterling Bancorp Inc./MI	38,944	526,133
Territorial Bancorp. Inc.	23,612	700,332
Timberland Bancorp. Inc./WA	17,522	532,669
United Community Financial Corp./OH	123,706	1,219,741
United Financial Bancorp. Inc.	122,037	1,976,999
Waterstone Financial Inc.	69,282	1,198,579
Western New England Bancorp Inc.	76,111	810,582

		34,410,265
TOBACCO — 0.15%
22nd Century Group Inc.[a,b]	249,597	586,553
Alliance One International Inc.[a]	18,502	481,977
Turning Point Brands Inc.[b]	12,862	250,037

		1,318,567
TRADING COMPANIES & DISTRIBUTORS — 0.70%
BlueLinx Holdings Inc.[a]	19,219	626,347
CAI International Inc.[a,b]	35,097	746,162
DXP Enterprises Inc./TXa	34,858	1,357,719
EnviroStar Inc.[b]	8,488	333,154
Foundation Building Materials Inc.[a]	32,970	491,583
General Finance Corp.[a]	21,734	157,572
Houston Wire & Cable Co.[a]	38,235	280,071
Huttig Building Products Inc.[a,b]	54,502	285,045
Lawson Products Inc./DEa	14,300	361,075
Titan Machinery Inc.[a,b]	42,350	997,766
Transcat Inc.[a]	14,403	225,407
Willis Lease Finance Corp.[a]	8,166	279,931

		6,141,832
TRANSPORTATION INFRASTRUCTURE — 0.00%
Sino-Global Shipping America Ltd.[a,b]	11,739	13,148

		13,148
WATER UTILITIES — 0.77%
AquaVenture Holdings Ltd.[a,b]	27,458	341,028
Artesian Resources Corp. Class A NVS	18,387	670,758
Cadiz Inc.[a,b]	48,783	658,571
Connecticut Water Service Inc.	27,315	1,653,377
Consolidated Water Co. Ltd.	35,874	521,967
Global Water Resources Inc.	31,002	278,088
Middlesex Water Co.	36,536	1,340,871
Pure Cycle Corp.[a]	43,336	409,525
York Water Co. (The)	29,021	899,651

		6,773,836

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2018

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Boingo Wireless Inc.[a,b]	87,499	$2,167,350
Spok Holdings Inc.	44,504	665,335

		2,832,685

TOTAL COMMON STOCKS
(Cost: $817,955,827)		877,094,506

RIGHTS — 0.02%
ELECTRICAL EQUIPMENT — 0.02%
Babcock & Wilcox Enterprises Inc. (Expires 04/10/18)[a,b]	100,396	192,560

		192,560

TOTAL RIGHTS
(Cost: $0)		192,560

WARRANTS — 0.00%
ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/23/23) NVS[a]	4,203	3,026

		3,026
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20) NVS[a,b]	3,803	533

		533
THRIFTS & MORTGAGE FINANCE — 0.00%
Ditech Holding Corp. (Expires 01/31/28)[a,b,c]	2,752	—
Ditech Holding Corp. (Expires 02/09/28)[a,b,c]	3,469	—

		—

TOTAL WARRANTS
(Cost: $0)		3,559

SHORT-TERM INVESTMENTS — 15.60%

MONEY MARKET FUNDS — 15.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[d,e,f]	136,060,830	136,060,830

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[d,e]	1,111,609	$1,111,609

		137,172,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,173,859)		137,172,439

TOTAL INVESTMENTS IN SECURITIES — 115.36%
(Cost: $955,129,686)		1,014,463,064
Other Assets, Less Liabilities — (15.36)%		(135,088,096)

NET ASSETS — 100.00%		$879,374,968

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 0.79%
BWX Technologies Inc.	126	$8,005
Harris Corp.	162	26,127
Huntington Ingalls Industries Inc.	63	16,239
TransDigm Group Inc.	70	21,486

		71,857
AIR FREIGHT & LOGISTICS — 0.19%
CH Robinson Worldwide Inc.	189	17,711

		17,711
AIRLINES — 0.62%
Alaska Air Group Inc.	161	9,975
Southwest Airlines Co.	756	43,304
Spirit Airlines Inc.[a]	91	3,438

		56,717
AUTOMOBILES — 0.09%
Thor Industries Inc.	70	8,062

		8,062
BANKS — 13.69%
Associated Banc-Corp.	210	5,219
Bank of America Corp.	11,908	357,121
Bank of Hawaii Corp.	49	4,072
Bank of the Ozarks Inc.	150	7,240
BankUnited Inc.	126	5,037
BB&T Corp.	977	50,843
BOK Financial Corp.	28	2,772
Citizens Financial Group Inc.	616	25,860
Commerce Bancshares Inc./MO	118	7,069
Cullen/Frost Bankers Inc.	70	7,425
East West Bancorp. Inc.	175	10,944
F.N.B. Corp.	392	5,272
Fifth Third Bancorp.	860	27,305
First Horizon National Corp.	361	6,798
First Republic Bank/CA	198	18,337
Huntington Bancshares Inc./OH	1,347	20,340
KeyCorp	1,330	26,001
M&T Bank Corp.	175	32,263
PacWest Bancorp.	188	9,312
People’s United Financial Inc.	420	7,837
PNC Financial Services Group Inc. (The)[b]	600	90,744
Prosperity Bancshares Inc.	84	6,101
Regions Financial Corp.	1,470	27,313
Signature Bank/New York NYa	70	9,936
SunTrust Banks Inc.	588	40,008
SVB Financial Group[a]	65	15,601
Synovus Financial Corp.	147	7,341
TCF Financial Corp.	196	4,471
U.S. Bancorp.	1,933	97,616

Security	Shares	Value
Webster Financial Corp.	112	$6,205
Wells Fargo & Co.	5,497	288,098
Western Alliance Bancorp.[a]	119	6,915
Zions BanCorp.	245	12,919

		1,250,335
BEVERAGES — 0.87%
Constellation Brands Inc. Class A	221	50,370
Dr Pepper Snapple Group Inc.	245	29,003

		79,373
BIOTECHNOLOGY — 1.37%
ACADIA Pharmaceuticals Inc.[a]	126	2,831
Agios Pharmaceuticals Inc.[a]	65	5,316
Alnylam Pharmaceuticals Inc.[a]	117	13,935
Exelixis Inc.[a]	385	8,528
Incyte Corp.[a]	236	19,666
Intercept Pharmaceuticals Inc.[a]	35	2,153
Intrexon Corp.[a]	70	1,073
Ionis Pharmaceuticals Inc.[a]	168	7,405
Neurocrine Biosciences Inc.[a]	119	9,869
Regeneron Pharmaceuticals Inc.[a]	107	36,846
Seattle Genetics Inc.[a]	141	7,380
TESARO Inc.[a]	49	2,800
United Therapeutics Corp.[a]	63	7,079

		124,881
CAPITAL MARKETS — 2.45%
Ameriprise Financial Inc.	189	27,961
Cboe Global Markets Inc.	138	15,746
Charles Schwab Corp. (The)	1,470	76,763
E*TRADE Financial Corp.[a]	336	18,618
Eaton Vance Corp. NVS	133	7,404
Federated Investors Inc. Class B	89	2,973
LPL Financial Holdings Inc.	105	6,412
Raymond James Financial Inc.	160	14,306
T Rowe Price Group Inc.	292	31,527
TD Ameritrade Holding Corp.	367	21,737

		223,447
CHEMICALS — 0.48%
Sherwin-Williams Co. (The)	112	43,917

		43,917
COMMERCIAL SERVICES & SUPPLIES — 1.18%
Cintas Corp.	119	20,299
KAR Auction Services Inc.	182	9,864
Republic Services Inc.	316	20,929
Rollins Inc.	126	6,430
Waste Management Inc.	595	50,051

		107,573

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.04%
EchoStar Corp. Class Aa	63	$3,325

		3,325
CONSTRUCTION MATERIALS — 0.49%
Eagle Materials Inc.	63	6,492
Martin Marietta Materials Inc.	84	17,413
Vulcan Materials Co.	181	20,665

		44,570
CONSUMER FINANCE — 1.74%
Ally Financial Inc.	560	15,204
Capital One Financial Corp.	596	57,109
Credit Acceptance Corp.[a]	14	4,626
Discover Financial Services	462	33,232
Navient Corp.	343	4,500
OneMain Holdings Inc.[a]	79	2,365
Santander Consumer USA Holdings Inc.	182	2,966
SLM Corp.[a]	525	5,885
Synchrony Financial	994	33,329

		159,216
CONTAINERS & PACKAGING — 0.40%
Packaging Corp. of America	126	14,200
WestRock Co.	344	22,075

		36,275
DISTRIBUTORS — 0.09%
Pool Corp.	56	8,188

		8,188
DIVERSIFIED CONSUMER SERVICES — 0.28%
H&R Block Inc.	280	7,115
Service Corp. International/U.S.	245	9,246
ServiceMaster Global Holdings Inc.[a]	182	9,255

		25,616
DIVERSIFIED FINANCIAL SERVICES — 3.66%
Berkshire Hathaway Inc. Class Ba	1,571	313,383
Leucadia National Corp.	434	9,865
Voya Financial Inc.	224	11,312

		334,560
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.46%
AT&T Inc.	8,392	299,175
CenturyLink Inc.	1,311	21,540
Verizon Communications Inc.	5,626	269,035

		589,750

Security	Shares	Value
ELECTRIC UTILITIES — 5.72%
Alliant Energy Corp.	308	$12,585
American Electric Power Co. Inc.	685	46,984
Avangrid Inc.	77	3,936
Duke Energy Corp.	959	74,294
Edison International	436	27,756
Entergy Corp.	246	19,380
Eversource Energy	427	25,159
Exelon Corp.	1,301	50,752
FirstEnergy Corp.	595	20,236
Great Plains Energy Inc.	287	9,124
Hawaiian Electric Industries Inc.	147	5,054
NextEra Energy Inc.	637	104,041
OGE Energy Corp.	266	8,717
Pinnacle West Capital Corp.	147	11,731
Southern Co. (The)	1,378	61,541
Westar Energy Inc.	189	9,939
Xcel Energy Inc.	692	31,472

		522,701
ELECTRICAL EQUIPMENT — 0.20%
Acuity Brands Inc.	63	8,769
Hubbell Inc.	77	9,377

		18,146
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
CDW Corp./DE	203	14,273

		14,273
ENERGY EQUIPMENT & SERVICES — 0.17%
Helmerich & Payne Inc.	140	9,319
Patterson-UTI Energy Inc.	280	4,903
RPC Inc.	77	1,388

		15,610
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.08%
Alexandria Real Estate Equities Inc.	117	14,612
American Campus Communities Inc.	161	6,218
American Homes 4 Rent Class A	294	5,904
Apartment Investment & Management Co. Class A	189	7,702
Apple Hospitality REIT Inc.	259	4,551
AvalonBay Communities Inc.	172	28,287
Boston Properties Inc.	189	23,289
Brandywine Realty Trust	210	3,335
Brixmor Property Group Inc.	371	5,658
Camden Property Trust	126	10,607
Columbia Property Trust Inc.	147	3,008
CoreCivic Inc.	147	2,869
CoreSite Realty Corp.	42	4,211
Corporate Office Properties Trust	119	3,074
Crown Castle International Corp.	510	55,901

SCHEDULES OF INVESTMENTS	17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
CubeSmart	217	$6,119
CyrusOne Inc.	105	5,377
DCT Industrial Trust Inc.	112	6,310
DDR Corp.	378	2,771
Douglas Emmett Inc.	197	7,242
Duke Realty Corp.	434	11,492
Empire State Realty Trust Inc. Class A	154	2,586
EPR Properties	77	4,266
Equity Commonwealth[a]	147	4,508
Equity LifeStyle Properties Inc.	98	8,601
Equity Residential	443	27,298
Essex Property Trust Inc.	84	20,217
Extra Space Storage Inc.	147	12,842
Federal Realty Investment Trust	91	10,566
Forest City Realty Trust Inc. Class A	294	5,956
Gaming and Leisure Properties Inc.	254	8,501
GGP Inc.	749	15,325
HCP Inc.	580	13,473
Healthcare Trust of America Inc. Class A	251	6,639
Highwoods Properties Inc.	126	5,521
Host Hotels & Resorts Inc.	889	16,571
Hudson Pacific Properties Inc.	189	6,148
JBG SMITH Properties	105	3,540
Kilroy Realty Corp.	119	8,444
Kimco Realty Corp.	504	7,258
Lamar Advertising Co. Class A	98	6,239
Life Storage Inc.	56	4,677
Macerich Co. (The)	168	9,411
Mid-America Apartment Communities Inc.	140	12,774
National Retail Properties Inc.	182	7,145
Omega Healthcare Investors Inc.	238	6,435
Outfront Media Inc.	168	3,148
Paramount Group Inc.	238	3,389
Park Hotels & Resorts Inc.	223	6,025
Piedmont Office Realty Trust Inc. Class A	175	3,078
Prologis Inc.	654	41,195
Public Storage	182	36,471
Realty Income Corp.	349	18,054
Regency Centers Corp.	182	10,734
Retail Properties of America Inc. Class A	287	3,346
Simon Property Group Inc.	391	60,351
SL Green Realty Corp.	119	11,523
Spirit Realty Capital Inc.	588	4,563
STORE Capital Corp.	210	5,212
Sun Communities Inc.	91	8,315
Tanger Factory Outlet Centers Inc.	112	2,464
Taubman Centers Inc.	70	3,984
UDR Inc.	322	11,470
Uniti Group Inc.	203	3,299
Ventas Inc.	434	21,496
VEREIT Inc.	1,190	8,282
Vornado Realty Trust	210	14,133
Weingarten Realty Investors	147	4,128

		738,138
FOOD & STAPLES RETAILING — 1.94%
Casey’s General Stores Inc.	56	6,147
CVS Health Corp.	1,392	86,596
Kroger Co. (The)	1,218	29,159

Security	Shares	Value
Rite Aid Corp.[a]	1,407	$2,364
Sprouts Farmers Market Inc.[a]	182	4,271
Sysco Corp.	655	39,274
U.S. Foods Holding Corp.[a]	280	9,176

		176,987
FOOD PRODUCTS — 1.35%
Blue Buffalo Pet Products Inc.[a]	126	5,016
Conagra Brands Inc.	546	20,137
Flowers Foods Inc.	238	5,203
Hershey Co. (The)	189	18,703
Hormel Foods Corp.	364	12,492
JM Smucker Co. (The)	154	19,098
Pinnacle Foods Inc.	161	8,710
Post Holdings Inc.[a]	84	6,364
Tyson Foods Inc. Class A	379	27,739

		123,462
GAS UTILITIES — 0.19%
Atmos Energy Corp.	140	11,794
National Fuel Gas Co.	105	5,402

		17,196
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
ABIOMED Inc.[a]	56	16,295
DexCom Inc.[a]	112	8,306

		24,601
HEALTH CARE PROVIDERS & SERVICES — 8.28%
Aetna Inc.	434	73,346
Anthem Inc.	350	76,895
Brookdale Senior Living Inc.[a]	245	1,644
Cardinal Health Inc.	427	26,764
Centene Corp.[a]	231	24,687
Cigna Corp.	322	54,012
DaVita Inc.[a]	210	13,847
Envision Healthcare Corp.[a]	166	6,379
Express Scripts Holding Co.[a]	771	53,261
HCA Healthcare Inc.	399	38,703
Humana Inc.	188	50,540
LifePoint Health Inc.[a]	49	2,303
MEDNAX Inc.[a]	119	6,620
Premier Inc. Class Aa	70	2,192
Quest Diagnostics Inc.	187	18,756
UnitedHealth Group Inc.	1,310	280,340
Universal Health Services Inc. Class B	119	14,091
WellCare Health Plans Inc.[a]	63	12,199

		756,579
HEALTH CARE TECHNOLOGY — 0.34%
athenahealth Inc.[a]	56	8,010
Cerner Corp.[a]	393	22,794

		30,804

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.86%
Chipotle Mexican Grill Inc.[a]	35	$11,309
Choice Hotels International Inc.	42	3,366
Darden Restaurants Inc.	168	14,322
Domino’s Pizza Inc.	63	14,714
Extended Stay America Inc.	314	6,208
Hilton Grand Vacations Inc.[a]	126	5,421
Six Flags Entertainment Corp.	98	6,101
Vail Resorts Inc.	56	12,415
Wendy’s Co. (The)	245	4,300

		78,156
HOUSEHOLD DURABLES — 0.81%
DR Horton Inc.	467	20,473
Lennar Corp. Class A	358	21,101
Lennar Corp. Class B	21	1,001
NVR Inc.[a]	4	11,200
PulteGroup Inc.	392	11,560
Toll Brothers Inc.	203	8,780

		74,115
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
NRG Energy Inc.	427	13,036

		13,036
INSURANCE — 3.58%
Allstate Corp. (The)	454	43,039
American Financial Group Inc./OH	84	9,427
American National Insurance Co.	7	819
Brown & Brown Inc.	280	7,123
Cincinnati Financial Corp.	189	14,035
CNA Financial Corp.	35	1,727
Erie Indemnity Co. Class A NVS	28	3,294
First American Financial Corp.	132	7,746
FNF Group	322	12,886
Hanover Insurance Group Inc. (The)	63	7,427
Hartford Financial Services Group Inc. (The)	448	23,081
Lincoln National Corp.	273	19,945
Loews Corp.	343	17,057
Mercury General Corp.	35	1,606
Old Republic International Corp.	294	6,306
Principal Financial Group Inc.	331	20,161
ProAssurance Corp.	63	3,059
Progressive Corp. (The)	719	43,809
Torchmark Corp.	140	11,784
Travelers Companies Inc. (The)	343	47,629
Unum Group	280	13,331
White Mountains Insurance Group Ltd.	4	3,290
WR Berkley Corp.	119	8,651

		327,232

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.04%
Wayfair Inc. Class Aa	49	$3,309

		3,309
INTERNET SOFTWARE & SERVICES — 0.13%
Pandora Media Inc.[a]	301	1,514
Zillow Group Inc. Class Aa	63	3,402
Zillow Group Inc. Class C NVS[a]	136	7,317

		12,233
IT SERVICES — 2.13%
Black Knight Inc.[a]	157	7,395
Booz Allen Hamilton Holding Corp.	196	7,589
Broadridge Financial Solutions Inc.	160	17,550
CoreLogic Inc./U.S.[a]	112	5,066
CSRA Inc.	217	8,947
DST Systems Inc.	84	7,027
Fiserv Inc.[a]	574	40,932
Jack Henry & Associates Inc.	105	12,700
Leidos Holdings Inc.	189	12,360
Paychex Inc.	434	26,730
Square Inc. Class Aa	330	16,236
Worldpay Inc. Class Aa	389	31,991

		194,523
MACHINERY — 0.07%
Trinity Industries Inc.	203	6,624

		6,624
MARINE — 0.06%
Kirby Corp.[a]	70	5,386

		5,386
MEDIA — 4.35%
Cable One Inc.	7	4,810
CBS Corp. Class B NVS	476	24,462
Charter Communications Inc. Class Aa	241	75,004
Comcast Corp. Class A	6,363	217,424
DISH Network Corp. Class Aa	294	11,140
Liberty Broadband Corp. Class Aa	42	3,562
Liberty Broadband Corp. Class C NVS[a]	126	10,797
Liberty Media Corp.-Liberty Formula One Class Aa	35	1,025
Liberty Media Corp.-Liberty Formula One Class C NVS[a]	252	7,774
Liberty Media Corp.-Liberty SiriusXM Class Aa	119	4,891
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	238	9,722
Madison Square Garden Co. (The) Class Aa	28	6,882
Sirius XM Holdings Inc.	1,974	12,318
TEGNA Inc.	287	3,269
Tribune Media Co. Class A	105	4,253

		397,333

SCHEDULES OF INVESTMENTS	19

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
METALS & MINING — 0.53%
Nucor Corp.	435	$26,574
Reliance Steel & Aluminum Co.	98	8,403
Steel Dynamics Inc.	315	13,929

		48,906
MORTGAGE REAL ESTATE INVESTMENT — 0.52%
AGNC Investment Corp.	468	8,854
Annaly Capital Management Inc.	1,416	14,769
Chimera Investment Corp.	231	4,022
MFA Financial Inc.	483	3,637
New Residential Investment Corp.	412	6,777
Starwood Property Trust Inc.	308	6,453
Two Harbors Investment Corp.	210	3,228

		47,740
MULTI-UTILITIES — 2.88%
Ameren Corp.	333	18,858
CenterPoint Energy Inc.	581	15,919
CMS Energy Corp.	378	17,120
Consolidated Edison Inc.	424	33,046
Dominion Energy Inc.	875	59,001
DTE Energy Co.	244	25,474
MDU Resources Group Inc.	259	7,293
NiSource Inc.	459	10,975
Public Service Enterprise Group Inc.	690	34,666
SCANA Corp.	175	6,571
Vectren Corp.	112	7,159
WEC Energy Group Inc.	427	26,773

		262,855
MULTILINE RETAIL — 1.66%
Dollar General Corp.	377	35,268
Dollar Tree Inc.[a]	314	29,799
Kohl’s Corp.	231	15,133
Macy’s Inc.	406	12,074
Nordstrom Inc.	154	7,455
Target Corp.	753	52,281

		152,010
OIL, GAS & CONSUMABLE FUELS — 5.59%
Andeavor	212	21,319
Antero Resources Corp.[a]	308	6,114
Cabot Oil & Gas Corp.	616	14,772
Centennial Resource Development Inc./DE Class Aa	180	3,303
Cheniere Energy Inc.[a]	273	14,592
Chesapeake Energy Corp.[a]	1,211	3,657
Cimarex Energy Co.	126	11,781
CNX Resources Corp.[a]	308	4,752
Concho Resources Inc.[a]	201	30,216
CONSOL Energy Inc.[a]	41	1,188

Security	Shares	Value
Continental Resources Inc./OKa	119	$7,015
Diamondback Energy Inc.[a]	133	16,827
Energen Corp.[a]	133	8,360
EOG Resources Inc.	786	82,742
EQT Corp.	321	15,251
Extraction Oil & Gas Inc.[a]	161	1,845
Gulfport Energy Corp.[a]	210	2,027
HollyFrontier Corp.	238	11,629
Kinder Morgan Inc./DE	2,622	39,487
Laredo Petroleum Inc.[a]	217	1,890
Marathon Petroleum Corp.	659	48,180
Newfield Exploration Co.[a]	266	6,496
ONEOK Inc.	512	29,143
Parsley Energy Inc. Class Aa	308	8,929
PBF Energy Inc. Class A	147	4,983
Pioneer Natural Resources Co.	231	39,681
QEP Resources Inc.[a]	322	3,152
Range Resources Corp.	329	4,784
RSP Permian Inc.[a]	175	8,204
SM Energy Co.	147	2,650
Southwestern Energy Co.[a]	679	2,940
Targa Resources Corp.	287	12,628
Whiting Petroleum Corp.[a]	119	4,027
Williams Companies Inc. (The)	1,128	28,042
WPX Energy Inc.[a]	532	7,863

		510,469
PHARMACEUTICALS — 0.06%
Akorn Inc.[a]	119	2,226
Endo International PLC[a]	301	1,788
Mallinckrodt PLC[a]	133	1,926

		5,940
PROFESSIONAL SERVICES — 0.43%
CoStar Group Inc.[a]	48	17,409
Verisk Analytics Inc. Class Aa	208	21,632

		39,041
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Howard Hughes Corp. (The)[a]	46	6,400
Realogy Holdings Corp.	168	4,583

		10,983
ROAD & RAIL — 3.27%
AMERCO	7	2,416
CSX Corp.	1,183	65,905
JB Hunt Transport Services Inc.	119	13,941
Landstar System Inc.	56	6,140
Norfolk Southern Corp.	396	53,769
Old Dominion Freight Line Inc.	84	12,345
Union Pacific Corp.	1,075	144,512

		299,028

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

March 31, 2018

Security	Shares	Value
SOFTWARE — 0.85%
Intuit Inc.	332	$57,552
Tyler Technologies Inc.[a]	49	10,337
Ultimate Software Group Inc. (The)[a]	42	10,236

		78,125
SPECIALTY RETAIL — 6.76%
Advance Auto Parts Inc.	98	11,618
AutoNation Inc.[a]	84	3,930
AutoZone Inc.[a]	37	24,002
Bed Bath & Beyond Inc.	189	3,967
Best Buy Co. Inc.	357	24,986
Burlington Stores Inc.[a]	91	12,117
CarMax Inc.[a]	245	15,175
Dick’s Sporting Goods Inc.	119	4,171
Home Depot Inc. (The)	1,609	286,788
L Brands Inc.	322	12,304
Lowe’s Companies Inc.	1,141	100,123
Michaels Companies Inc. (The)[a]	154	3,035
Murphy USA Inc.[a]	49	3,567
O’Reilly Automotive Inc.[a]	119	29,438
Ross Stores Inc.	518	40,394
Signet Jewelers Ltd.	91	3,505
Tractor Supply Co.	175	11,028
Ulta Salon Cosmetics & Fragrance Inc.[a]	83	16,954
Urban Outfitters Inc.[a]	112	4,140
Williams-Sonoma Inc.	119	6,278

		617,520
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Carter’s Inc.	63	6,558

		6,558
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	581	7,570
TFS Financial Corp.	63	926

		8,496
TOBACCO — 1.79%
Altria Group Inc.	2,625	163,590

		163,590
TRADING COMPANIES & DISTRIBUTORS — 0.71%
Fastenal Co.	394	21,508
HD Supply Holdings Inc.[a]	273	10,358
MSC Industrial Direct Co. Inc. Class A	56	5,136
United Rentals Inc.[a]	115	19,864
Watsco Inc.	42	7,601

		64,467

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.04%
Macquarie Infrastructure Corp.	105	$3,878

		3,878
WATER UTILITIES — 0.31%
American Water Works Co. Inc.	245	20,122
Aqua America Inc.	238	8,106

		28,228
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Sprint Corp.[a]	840	4,099
T-Mobile U.S. Inc.[a]	401	24,477
Telephone & Data Systems Inc.	133	3,728
U.S. Cellular Corp.[a]	21	844

		33,148

TOTAL COMMON STOCKS
(Cost: $9,210,518)		9,116,799

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[b,c]	6,423	6,423

		6,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,423)		6,423

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $9,216,941)		9,123,222
Other Assets, Less Liabilities — 0.13%		12,146

NET ASSETS — 100.00%		$9,135,368

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 55.95%

AEROSPACE & DEFENSE — 1.14%
BWX Technologies Inc.	128	$8,132
HEICO Corp.	42	3,646
HEICO Corp. Class Aa	83	5,889
Hexcel Corp.	123	7,945
Huntington Ingalls Industries Inc.	61	15,723
Orbital ATK Inc.	80	10,609
Spirit AeroSystems Holdings Inc. Class A	159	13,308
Teledyne Technologies Inc.[b]	48	8,984

		74,236
AIR FREIGHT & LOGISTICS — 0.25%
XPO Logistics Inc.[a,b]	162	16,493

		16,493
AIRLINES — 0.44%
Alaska Air Group Inc.	166	10,285
Copa Holdings SA Class A NVS	44	5,660
JetBlue Airways Corp.[b]	442	8,981
Spirit Airlines Inc.[b]	96	3,627

		28,553
AUTO COMPONENTS — 0.73%
Adient PLC	131	7,829
Gentex Corp.	389	8,955
Goodyear Tire & Rubber Co. (The)	332	8,824
Lear Corp.	92	17,120
Visteon Corp.[b]	44	4,851

		47,579
AUTOMOBILES — 0.12%
Thor Industries Inc.	68	7,832

		7,832
BANKS — 2.75%
Associated Banc-Corp.	231	5,740
Bank of Hawaii Corp.	59	4,903
Bank of the Ozarks Inc.	165	7,965
BankUnited Inc.	144	5,757
BOK Financial Corp.	34	3,366
Commerce Bancshares Inc./MO	128	7,669
Cullen/Frost Bankers Inc.	78	8,273
East West Bancorp. Inc.	197	12,320
F.N.B. Corp.	441	5,931
First Hawaiian Inc.	75	2,087
First Horizon National Corp.	400	7,532
PacWest Bancorp.	177	8,767
People’s United Financial Inc.	470	8,770
Pinnacle Financial Partners Inc.	100	6,420
Popular Inc.	138	5,744

Security	Shares	Value
Prosperity Bancshares Inc.	92	$6,682
Signature Bank/New York NYb	75	10,646
SVB Financial Group[b]	72	17,281
Synovus Financial Corp.	165	8,240
TCF Financial Corp.	221	5,041
Webster Financial Corp.	126	6,980
Western Alliance Bancorp.[a,b]	136	7,903
Zions BanCorp.	268	14,132

		178,149
BIOTECHNOLOGY — 1.27%
ACADIA Pharmaceuticals Inc.[b]	135	3,033
Agios Pharmaceuticals Inc.[a,b]	66	5,397
Alkermes PLC[b]	209	12,114
Alnylam Pharmaceuticals Inc.[b]	120	14,292
Exelixis Inc.[b]	396	8,771
Intercept Pharmaceuticals Inc.[a,b]	26	1,600
Intrexon Corp.[a,b]	95	1,456
Ionis Pharmaceuticals Inc.[a,b]	170	7,494
Neurocrine Biosciences Inc.[b]	120	9,952
OPKO Health Inc.[a,b]	461	1,461
Seattle Genetics Inc.[b]	143	7,485
TESARO Inc.[b]	51	2,914
United Therapeutics Corp.[b]	59	6,629

		82,598
BUILDING PRODUCTS — 1.04%
Allegion PLC	131	11,173
AO Smith Corp.	199	12,654
Armstrong World Industries Inc.[b]	62	3,491
Fortune Brands Home & Security Inc.	210	12,367
Lennox International Inc.	52	10,627
Owens Corning	152	12,221
USG Corp.[b]	120	4,850

		67,383
CAPITAL MARKETS — 2.02%
BGC Partners Inc. Class A	319	4,291
Cboe Global Markets Inc.	152	17,343
E*TRADE Financial Corp.[b]	366	20,280
Eaton Vance Corp. NVS	154	8,573
FactSet Research Systems Inc.	52	10,370
Federated Investors Inc. Class B	101	3,373
Lazard Ltd. Class A	164	8,620
Legg Mason Inc.	117	4,756
LPL Financial Holdings Inc.	122	7,451
MarketAxess Holdings Inc.	50	10,872
Morningstar Inc.	27	2,579
MSCI Inc.	123	18,385
SEI Investments Co.	184	13,783

		130,676

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
CHEMICALS — 1.50%
Ashland Global Holdings Inc.	86	$6,002
Axalta Coating Systems Ltd.[b]	291	8,785
Cabot Corp.	83	4,625
CF Industries Holdings Inc.	320	12,074
Chemours Co. (The)	254	12,372
Huntsman Corp.	276	8,073
NewMarket Corp.	10	4,017
Olin Corp.	228	6,929
Platform Specialty Products Corp.[b]	306	2,947
RPM International Inc.	181	8,628
Scotts Miracle-Gro Co. (The)	58	4,973
Valvoline Inc.	282	6,241
Westlake Chemical Corp.	50	5,557
WR Grace & Co.	94	5,756

		96,979
COMMERCIAL SERVICES & SUPPLIES — 0.59%
ADT Inc.[a]	150	1,189
Clean Harbors Inc.[b]	72	3,514
Copart Inc.[b]	273	13,904
KAR Auction Services Inc.	188	10,190
Pitney Bowes Inc.	258	2,810
Rollins Inc.	131	6,685

		38,292
COMMUNICATIONS EQUIPMENT — 0.60%
Arista Networks Inc.[b]	73	18,637
ARRIS International PLC[b]	243	6,456
CommScope Holding Co. Inc.[b]	261	10,432
EchoStar Corp. Class Aa,b	66	3,483

		39,008
CONSTRUCTION & ENGINEERING — 0.62%
AECOM[a,b]	213	7,589
Fluor Corp.	192	10,986
Jacobs Engineering Group Inc.	171	10,115
Quanta Services Inc.[b]	204	7,007
Valmont Industries Inc.	30	4,389

		40,086
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	64	6,595

		6,595
CONSUMER FINANCE — 0.35%
Credit Acceptance Corp.[b]	15	4,956
Navient Corp.	361	4,736
OneMain Holdings Inc.[b]	93	2,785
Santander Consumer USA Holdings Inc.	206	3,358
SLM Corp.[b]	591	6,625

		22,460

Security	Shares	Value
CONTAINERS & PACKAGING — 1.41%
AptarGroup Inc.	84	$7,546
Ardagh Group SA	26	486
Avery Dennison Corp.	122	12,962
Bemis Co. Inc.	125	5,440
Berry Global Group Inc.[b]	179	9,811
Crown Holdings Inc.[b]	180	9,135
Graphic Packaging Holding Co.	425	6,524
Owens-Illinois Inc.[b]	225	4,874
Packaging Corp. of America	129	14,538
Sealed Air Corp.	246	10,526
Silgan Holdings Inc.	102	2,841
Sonoco Products Co.	136	6,596

		91,279
DISTRIBUTORS — 0.12%
Pool Corp.	54	7,896

		7,896
DIVERSIFIED CONSUMER SERVICES — 0.56%
Bright Horizons Family Solutions Inc.[b]	74	7,380
Graham Holdings Co. Class B	5	3,011
H&R Block Inc.	285	7,242
Service Corp. International/U.S.	249	9,397
ServiceMaster Global Holdings Inc.[b]	185	9,407

		36,437
DIVERSIFIED FINANCIAL SERVICES — 0.19%
Voya Financial Inc.[a]	247	12,474

		12,474
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
Zayo Group Holdings Inc.[b]	255	8,711

		8,711
ELECTRIC UTILITIES — 0.91%
Alliant Energy Corp.	321	13,116
Great Plains Energy Inc.	297	9,442
Hawaiian Electric Industries Inc.	150	5,157
OGE Energy Corp.	276	9,044
Pinnacle West Capital Corp.	153	12,209
Westar Energy Inc.	196	10,308

		59,276
ELECTRICAL EQUIPMENT — 0.40%
Hubbell Inc.	76	9,255
Regal Beloit Corp.	62	4,548
Sensata Technologies Holding PLC NVS[a,b]	233	12,076

		25,879

SCHEDULES OF INVESTMENTS	23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.01%
Arrow Electronics Inc.[b]	122	$9,396
Avnet Inc.	166	6,932
CDW Corp./DE	205	14,414
Cognex Corp.[a]	228	11,854
Coherent Inc.[b]	33	6,184
Dolby Laboratories Inc. Class A	77	4,894
FLIR Systems Inc.	191	9,552
IPG Photonics Corp.[b]	49	11,436
Jabil Inc.	243	6,981
Keysight Technologies Inc.[b]	254	13,307
National Instruments Corp.	146	7,383
Trimble Inc.[b]	344	12,343
Universal Display Corp.	58	5,858
Zebra Technologies Corp. Class Ab	72	10,022

		130,556
ENERGY EQUIPMENT & SERVICES — 0.47%
Helmerich & Payne Inc.	146	9,718
Nabors Industries Ltd.	447	3,125
Oceaneering International Inc.	138	2,558
Patterson-UTI Energy Inc.	287	5,025
RPC Inc.[a]	80	1,442
Transocean Ltd.[a,b]	594	5,881
Weatherford International PLC[a,b]	1,217	2,787

		30,536
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.46%
Alexandria Real Estate Equities Inc.	138	17,235
American Campus Communities Inc.	187	7,222
American Homes 4 Rent Class A	331	6,646
Apartment Investment & Management Co. Class A	215	8,761
Apple Hospitality REIT Inc.	290	5,095
Brandywine Realty Trust	239	3,795
Brixmor Property Group Inc.	419	6,390
Camden Property Trust	125	10,522
Colony NorthStar Inc. Class A	733	4,119
Columbia Property Trust Inc.	167	3,417
CoreCivic Inc.	162	3,162
CoreSite Realty Corp.	46	4,612
Corporate Office Properties Trust	138	3,565
CubeSmart	249	7,022
CyrusOne Inc.	126	6,452
DCT Industrial Trust Inc.	128	7,211
DDR Corp.	429	3,145
Douglas Emmett Inc.	218	8,014
Duke Realty Corp.	489	12,949
Empire State Realty Trust Inc. Class A	178	2,989
EPR Properties	87	4,820
Equity Commonwealth[b]	167	5,122
Equity LifeStyle Properties Inc.	115	10,094
Forest City Realty Trust Inc. Class A	336	6,807
Gaming and Leisure Properties Inc.	275	9,204

Security	Shares	Value
Healthcare Trust of America Inc. Class A	278	$7,353
Highwoods Properties Inc.	140	6,135
Hudson Pacific Properties Inc.	216	7,026
Invitation Homes Inc.	402	9,178
Iron Mountain Inc.	381	12,520
Kilroy Realty Corp.	133	9,438
Lamar Advertising Co. Class A	116	7,385
Liberty Property Trust	203	8,065
Life Storage Inc.	63	5,262
Medical Properties Trust Inc.[a]	498	6,474
National Retail Properties Inc.	213	8,362
Omega Healthcare Investors Inc.[a]	267	7,220
Outfront Media Inc.	193	3,617
Paramount Group Inc.	283	4,030
Park Hotels & Resorts Inc.	244	6,593
Piedmont Office Realty Trust Inc. Class A	201	3,536
Rayonier Inc.	177	6,227
Regency Centers Corp.	206	12,150
Retail Properties of America Inc. Class A	305	3,556
Spirit Realty Capital Inc.	630	4,889
STORE Capital Corp.	234	5,808
Sun Communities Inc.	104	9,502
Tanger Factory Outlet Centers Inc.[a]	128	2,816
Taubman Centers Inc.	81	4,610
Uniti Group Inc.	230	3,737
VICI Properties Inc.	373	6,833
Weingarten Realty Investors	165	4,633
WP Carey Inc.	146	9,050

		354,375
FOOD & STAPLES RETAILING — 0.33%
Casey’s General Stores Inc.	51	5,598
Rite Aid Corp.[b]	1,467	2,464
Sprouts Farmers Market Inc.[b]	183	4,295
U.S. Foods Holding Corp.[b]	280	9,176

		21,533
FOOD PRODUCTS — 0.92%
Blue Buffalo Pet Products Inc.[b]	128	5,096
Flowers Foods Inc.	245	5,356
Hain Celestial Group Inc. (The)[b]	141	4,522
Ingredion Inc.	99	12,763
Lamb Weston Holdings Inc.	202	11,760
Pilgrim’s Pride Corp.[b]	75	1,846
Pinnacle Foods Inc.	162	8,764
Post Holdings Inc.[b]	90	6,818
TreeHouse Foods Inc.[b]	76	2,909

		59,834
GAS UTILITIES — 0.45%
Atmos Energy Corp.	150	12,636
National Fuel Gas Co.	111	5,711
UGI Corp.	238	10,572

		28,919

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
ABIOMED Inc.[b]	56	$16,296
Cooper Companies Inc. (The)	66	15,102
DexCom Inc.[a,b]	119	8,825
Hill-Rom Holdings Inc.	91	7,917
ResMed Inc.	192	18,906
STERIS PLC	115	10,736
Teleflex Inc.	62	15,809
West Pharmaceutical Services Inc.	101	8,917

		102,508
HEALTH CARE PROVIDERS & SERVICES — 0.59%
Acadia Healthcare Co. Inc.[a,b]	108	4,231
Brookdale Senior Living Inc.[a,b]	257	1,725
Envision Healthcare Corp.[b]	165	6,341
LifePoint Health Inc.[b]	51	2,397
MEDNAX Inc.[b]	125	6,954
Patterson Companies Inc.	113	2,512
Premier Inc. Class Aa,b	81	2,536
WellCare Health Plans Inc.[b]	61	11,811

		38,507
HEALTH CARE TECHNOLOGY — 0.29%
athenahealth Inc.[a,b]	55	7,867
Veeva Systems Inc. Class Ab	149	10,880

		18,747
HOTELS, RESTAURANTS & LEISURE — 1.24%
Aramark	334	13,213
Choice Hotels International Inc.	47	3,767
Domino’s Pizza Inc.	60	14,014
Dunkin’ Brands Group Inc.	126	7,521
Extended Stay America Inc.	264	5,219
Hilton Grand Vacations Inc.[b]	125	5,377
Hyatt Hotels Corp. Class A	65	4,957
International Game Technology PLC	150	4,010
Six Flags Entertainment Corp.	92	5,728
Vail Resorts Inc.	55	12,193
Wendy’s Co. (The)	254	4,458

		80,457
HOUSEHOLD DURABLES — 0.69%
Leggett & Platt Inc.	182	8,074
NVR Inc.[b]	4	11,200
PulteGroup Inc.	365	10,764
Tempur Sealy International Inc.[a,b]	65	2,944
Toll Brothers Inc.	198	8,563
Tupperware Brands Corp.	71	3,435

		44,980

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.13%
Energizer Holdings Inc.	84	$5,005
Spectrum Brands Holdings Inc.[a]	34	3,526

		8,531
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.30%
NRG Energy Inc.	410	12,517
Vistra Energy Corp.[a,b]	332	6,916

		19,433
INDUSTRIAL CONGLOMERATES — 0.14%
Carlisle Companies Inc.	84	8,770

		8,770
INSURANCE — 2.51%
Alleghany Corp.	3	1,843
American Financial Group Inc./OH	97	10,885
American National Insurance Co.	10	1,170
Arthur J Gallagher & Co.	248	17,045
Aspen Insurance Holdings Ltd.	81	3,633
Assurant Inc.	72	6,581
Assured Guaranty Ltd.	164	5,937
Axis Capital Holdings Ltd.	114	6,563
Brown & Brown Inc.	322	8,192
Erie Indemnity Co. Class A NVS	34	4,000
Everest Re Group Ltd.	55	14,125
First American Financial Corp.	146	8,567
Hanover Insurance Group Inc. (The)	58	6,838
Mercury General Corp.	39	1,789
Old Republic International Corp.	330	7,078
ProAssurance Corp.	72	3,496
Reinsurance Group of America Inc.	88	13,552
RenaissanceRe Holdings Ltd.	54	7,479
Torchmark Corp.	158	13,299
Validus Holdings Ltd.	107	7,217
White Mountains Insurance Group Ltd.	5	4,113
WR Berkley Corp.	131	9,524

		162,926
INTERNET & DIRECT MARKETING RETAIL — 0.20%
Liberty Expedia Holdings Inc. Class Ab	75	2,946
TripAdvisor Inc.[a,b]	150	6,133
Wayfair Inc. Class Ab	54	3,647

		12,726
INTERNET SOFTWARE & SERVICES — 0.77%
GoDaddy Inc. Class Ab	178	10,933
IAC/InterActiveCorp.[b]	96	15,013
LogMeIn Inc.	72	8,320
Match Group Inc.[a,b]	51	2,266

SCHEDULES OF INVESTMENTS	25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
Pandora Media Inc.[a,b]	335	$1,685
Zillow Group Inc. Class Ab	75	4,050
Zillow Group Inc. Class C NVS[a,b]	148	7,962

		50,229
IT SERVICES — 2.32%
Black Knight Inc.[b]	174	8,195
Booz Allen Hamilton Holding Corp.	196	7,589
Broadridge Financial Solutions Inc.	161	17,660
Conduent Inc.[b]	263	4,902
CoreLogic Inc./U.S.[b]	116	5,247
CSRA Inc.	222	9,153
DST Systems Inc.	81	6,776
Euronet Worldwide Inc.[b]	69	5,445
Gartner Inc.[b]	121	14,232
Genpact Ltd.	209	6,686
Jack Henry & Associates Inc.	107	12,942
Leidos Holdings Inc.	195	12,753
Sabre Corp.	305	6,542
Square Inc. Class Aa,b	333	16,384
Switch Inc. Class Aa	44	700
Teradata Corp.[b]	167	6,625
WEX Inc.[b]	54	8,458

		150,289
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	122	7,246
Polaris Industries Inc.	81	9,276

		16,522
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Bio-Rad Laboratories Inc. Class Ab	29	7,252
Bio-Techne Corp.	51	7,703
Bruker Corp.	143	4,279
Charles River Laboratories International Inc.[b]	66	7,045
PerkinElmer Inc.	150	11,358
QIAGEN NVb	310	10,016

		47,653
MACHINERY — 2.88%
AGCO Corp.	92	5,966
Allison Transmission Holdings Inc.	172	6,718
Colfax Corp.[b]	123	3,924
Crane Co.	69	6,399
Donaldson Co. Inc.	178	8,019
Flowserve Corp.	179	7,756
Gardner Denver Holdings Inc.[b]	103	3,160
Gates Industrial Corp. PLC[b]	56	981
Graco Inc.	227	10,378
IDEX Corp.	106	15,106
ITT Inc.	122	5,976
Lincoln Electric Holdings Inc.	81	7,286
Middleby Corp. (The)[a,b]	75	9,284
Nordson Corp.	80	10,907
Oshkosh Corp.	103	7,959

Security	Shares	Value
Snap-on Inc.	78	$11,508
Terex Corp.	107	4,003
Timken Co. (The)	95	4,332
Toro Co. (The)	146	9,118
Trinity Industries Inc.	207	6,754
WABCO Holdings Inc.[b]	69	9,237
Wabtec Corp./DEa	118	9,605
Welbilt Inc.[b]	177	3,443
Xylem Inc./NY	246	18,922

		186,741
MARINE — 0.09%
Kirby Corp.[b]	74	5,694

		5,694
MEDIA — 1.12%
AMC Networks Inc. Class Ab	68	3,516
Cable One Inc.	6	4,123
Cinemark Holdings Inc.	147	5,537
GCI Liberty Inc. Class Ab	132	6,978
Interpublic Group of Companies Inc. (The)	537	12,367
John Wiley & Sons Inc. Class A	62	3,949
Liberty Media Corp.-Liberty Formula One Class Ab	36	1,054
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	257	7,928
Lions Gate Entertainment Corp. Class A	72	1,860
Lions Gate Entertainment Corp. Class B NVS	140	3,371
Live Nation Entertainment Inc.[b]	185	7,796
Madison Square Garden Co. (The) Class Ab	25	6,145
TEGNA Inc.	297	3,383
Tribune Media Co. Class A	110	4,456

		72,463
METALS & MINING — 0.80%
Alcoa Corp.[b]	254	11,420
Reliance Steel & Aluminum Co.	98	8,403
Royal Gold Inc.	90	7,728
Steel Dynamics Inc.	313	13,841
Tahoe Resources Inc.	431	2,021
U.S. Steel Corp.	240	8,446

		51,859
MORTGAGE REAL ESTATE INVESTMENT — 0.58%
AGNC Investment Corp.	536	10,141
Chimera Investment Corp.[a]	259	4,509
MFA Financial Inc.	543	4,089
New Residential Investment Corp.	456	7,501
Starwood Property Trust Inc.	352	7,374
Two Harbors Investment Corp.	242	3,720

		37,334

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
MULTI-UTILITIES — 0.23%
MDU Resources Group Inc.	267	$7,518
Vectren Corp.	116	7,415

		14,933
MULTILINE RETAIL — 0.36%
Kohl’s Corp.	232	15,198
Nordstrom Inc.	162	7,843

		23,041
OIL, GAS & CONSUMABLE FUELS — 2.20%
Antero Resources Corp.[b]	317	6,292
Centennial Resource Development Inc./DE Class Ab	213	3,908
Chesapeake Energy Corp.[a,b]	1,244	3,757
CNX Resources Corp.[b]	314	4,845
CONSOL Energy Inc.[b]	42	1,217
Diamondback Energy Inc.[b]	135	17,080
Energen Corp.[b]	134	8,423
Extraction Oil & Gas Inc.[b]	170	1,948
Gulfport Energy Corp.[b]	222	2,142
HollyFrontier Corp.	243	11,873
Kosmos Energy Ltd.[a,b]	326	2,054
Laredo Petroleum Inc.[b]	225	1,960
Murphy Oil Corp.	225	5,814
Newfield Exploration Co.[b]	273	6,667
Parsley Energy Inc. Class Ab	321	9,306
PBF Energy Inc. Class A	152	5,153
QEP Resources Inc.[b]	332	3,250
Range Resources Corp.	314	4,566
RSP Permian Inc.[b]	181	8,485
SM Energy Co.	155	2,795
Southwestern Energy Co.[b]	814	3,525
Targa Resources Corp.	292	12,848
Whiting Petroleum Corp.[a,b]	125	4,230
World Fuel Services Corp.	93	2,283
WPX Energy Inc.[b]	543	8,025

		142,446
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	86	3,658

		3,658
PERSONAL PRODUCTS — 0.27%
Edgewell Personal Care Co.[b]	74	3,613
Herbalife Ltd.[b]	88	8,577
Nu Skin Enterprises Inc. Class A	72	5,307

		17,497
PHARMACEUTICALS — 0.09%
Akorn Inc.[b]	126	2,358
Endo International PLC[b]	315	1,871
Mallinckrodt PLC[a,b]	130	1,882

		6,111

Security	Shares	Value
PROFESSIONAL SERVICES — 0.89%
CoStar Group Inc.[b]	48	$17,409
Dun & Bradstreet Corp. (The)	51	5,967
ManpowerGroup Inc.	91	10,474
Robert Half International Inc.	170	9,841
TransUnion[b]	245	13,911

		57,602
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
Howard Hughes Corp. (The)[b]	50	6,957
Jones Lang LaSalle Inc.	63	11,002
Realogy Holdings Corp.	183	4,992

		22,951
ROAD & RAIL — 0.50%
AMERCO	7	2,416
Genesee & Wyoming Inc. Class Ab	84	5,946
Landstar System Inc.	58	6,360
Old Dominion Freight Line Inc.	85	12,492
Ryder System Inc.	73	5,314

		32,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.37%
Advanced Micro Devices Inc.[a,b]	1,163	11,688
Cavium Inc.[b]	92	7,303
Cypress Semiconductor Corp.	452	7,666
First Solar Inc.[b]	113	8,021
Marvell Technology Group Ltd.	551	11,571
Microsemi Corp.[b]	161	10,420
ON Semiconductor Corp.[b]	573	14,016
Teradyne Inc.	268	12,250
Versum Materials Inc.	150	5,644

		88,579
SOFTWARE — 2.50%
ANSYS Inc.[b]	118	18,489
Atlassian Corp. PLC Class Ab	127	6,848
Cadence Design Systems Inc.[b]	380	13,973
FireEye Inc.[b]	249	4,215
Fortinet Inc.[b]	201	10,770
Guidewire Software Inc.[a,b]	104	8,406
Manhattan Associates Inc.[b]	95	3,979
Nuance Communications Inc.[b]	395	6,221
PTC Inc.[b]	158	12,326
Splunk Inc.[b]	192	18,891
SS&C Technologies Holdings Inc.	237	12,713
Tableau Software Inc. Class Ab	88	7,112
Take-Two Interactive Software Inc.[b]	153	14,960

SCHEDULES OF INVESTMENTS	27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2500 ETF

March 31, 2018

Security	Shares	Value
Tyler Technologies Inc.[b]	48	$10,126
Ultimate Software Group Inc. (The)[b]	39	9,504
Zynga Inc. Class Ab	1,062	3,887

		162,420
SPECIALTY RETAIL — 0.94%
AutoNation Inc.[b]	80	3,742
Bed Bath & Beyond Inc.	194	4,072
Burlington Stores Inc.[b]	93	12,383
Dick’s Sporting Goods Inc.	116	4,066
Floor & Decor Holdings Inc. Class Ab	43	2,241
Foot Locker Inc.	170	7,742
GameStop Corp. Class A	140	1,767
Michaels Companies Inc. (The)[b]	158	3,114
Murphy USA Inc.[b]	45	3,276
Penske Automotive Group Inc.	50	2,217
Sally Beauty Holdings Inc.[b]	174	2,862
Signet Jewelers Ltd.	83	3,197
Urban Outfitters Inc.[b]	113	4,177
Williams-Sonoma Inc.	115	6,067

		60,923
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.08%
NCR Corp.[b]	167	5,264

		5,264
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Carter’s Inc.	65	6,766
Lululemon Athletica Inc.[b]	132	11,764
Michael Kors Holdings Ltd.[b]	199	12,354
Ralph Lauren Corp.	76	8,497
Skechers U.S.A. Inc. Class Ab	180	7,000

		46,381
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	656	8,548
TFS Financial Corp.	77	1,131

		9,679
TRADING COMPANIES & DISTRIBUTORS — 0.87%
Air Lease Corp.	134	5,711
HD Supply Holdings Inc.[b]	257	9,750
MSC Industrial Direct Co. Inc. Class A	60	5,503
United Rentals Inc.[b]	116	20,037
Univar Inc.[b]	156	4,329
Watsco Inc.	41	7,420
WESCO International Inc.[b]	64	3,971

		56,721
TRANSPORTATION INFRASTRUCTURE — 0.06%
Macquarie Infrastructure Corp.	113	4,173

		4,173

Security	Shares	Value
WATER UTILITIES — 0.13%
Aqua America Inc.	244	$8,311

		8,311
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Telephone & Data Systems Inc.	135	3,784
U.S. Cellular Corp.[b]	20	804

		4,588

TOTAL COMMON STOCKS
(Cost: $3,387,171)		3,628,799

INVESTMENT COMPANIES — 43.92%
iShares Russell 2000 ETF[c]	18,759	2,848,179

		2,848,179

TOTAL INVESTMENT COMPANIES
(Cost: $2,691,597)		2,848,179

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	184,619	184,619
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	4,590	4,590

		189,209

TOTAL SHORT-TERM INVESTMENTS (Cost: $189,226)		189,209

TOTAL INVESTMENTS IN SECURITIES — 102.79%
(Cost: $6,267,994)		6,666,187
Other Assets, Less Liabilities — (2.79)%		(180,665)

NET ASSETS — 100.00%		$6,485,522

NVS	— Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.76%
AEROSPACE & DEFENSE — 2.64%
AAR Corp.	10,652	$469,860
Aerojet Rocketdyne Holdings Inc.[a]	20,515	573,805
Aerovironment Inc.[a]	5,776	262,866
Arconic Inc.	128,549	2,961,769
Astronics Corp.[a]	5,791	216,004
Axon Enterprise Inc.[a]	15,510	609,698
Boeing Co. (The)	167,873	55,042,199
BWX Technologies Inc.	28,804	1,829,918
Cubic Corp.	7,313	465,107
Curtiss-Wright Corp.	13,280	1,793,730
Ducommun Inc.[a]	2,993	90,927
Engility Holdings Inc.[a]	4,464	108,922
Esterline Technologies Corp.[a]	7,783	569,326
General Dynamics Corp.	76,930	16,993,837
Harris Corp.	35,768	5,768,663
HEICO Corp.[b]	8,796	763,581
HEICO Corp. Class A	18,608	1,320,238
Hexcel Corp.	26,568	1,716,027
Huntington Ingalls Industries Inc.	13,512	3,482,853
KeyW Holding Corp. (The)[a,b]	16,920	132,991
KLX Inc.[a]	14,899	1,058,723
Kratos Defense & Security Solutions Inc.[a,b]	28,924	297,628
L3 Technologies Inc.	23,195	4,824,560
Lockheed Martin Corp.	74,488	25,171,730
Mercury Systems Inc.[a]	14,044	678,606
Moog Inc. Class Aa	9,332	769,050
National Presto Industries Inc.	1,296	121,500
Northrop Grumman Corp.	48,737	17,015,061
Orbital ATK Inc.	17,407	2,308,342
Raytheon Co.	87,880	18,966,262
Rockwell Collins Inc.	49,120	6,623,832
Sparton Corp.[a]	2,902	50,524
Spirit AeroSystems Holdings Inc. Class A	34,879	2,919,372
Teledyne Technologies Inc.[a]	10,645	1,992,425
Textron Inc.	79,413	4,682,985
TransDigm Group Inc.	14,466	4,440,194
Triumph Group Inc.[b]	14,470	364,644
United Technologies Corp.	224,934	28,301,196
Vectrus Inc.[a]	2,923	108,852
Wesco Aircraft Holdings Inc.[a,b]	14,638	150,039

		216,017,846
AIR FREIGHT & LOGISTICS — 0.64%
Air Transport Services Group Inc.[a]	18,005	419,877
Atlas Air Worldwide Holdings Inc.[a]	7,426	448,902
CH Robinson Worldwide Inc.	41,462	3,885,404
Echo Global Logistics Inc.[a]	7,498	206,945
Expeditors International of Washington Inc.	53,341	3,376,485
FedEx Corp.	74,748	17,947,742
Forward Air Corp.	8,349	441,328
Hub Group Inc. Class Aa	10,453	437,458
Radiant Logistics Inc.[a]	9,580	37,075
United Parcel Service Inc. Class B	207,919	21,760,803
XPO Logistics Inc.[a,b]	35,961	3,661,189

		52,623,208

Security	Shares	Value
AIRLINES — 0.50%
Alaska Air Group Inc.	35,992	$2,230,064
Allegiant Travel Co.	3,558	613,933
American Airlines Group Inc.	130,042	6,756,982
Copa Holdings SA Class A NVS	9,306	1,197,031
Delta Air Lines Inc.	197,509	10,825,468
Hawaiian Holdings Inc.	16,154	625,160
JetBlue Airways Corp.[a]	95,820	1,947,063
SkyWest Inc.	15,932	866,701
Southwest Airlines Co.	166,246	9,522,571
Spirit Airlines Inc.[a,b]	20,354	768,974
United Continental Holdings Inc.[a]	81,138	5,636,657

		40,990,604
AUTO COMPONENTS — 0.35%
Adient PLC	28,287	1,690,431
American Axle & Manufacturing Holdings Inc.[a]	29,410	447,620
Aptiv PLC	80,906	6,874,583
BorgWarner Inc.	63,221	3,175,591
Cooper Tire & Rubber Co.	15,201	445,389
Cooper-Standard Holdings Inc.[a]	5,403	663,542
Dana Inc.	42,172	1,086,351
Delphi Technologies PLC	26,703	1,272,398
Dorman Products Inc.[a]	8,431	558,217
Fox Factory Holding Corp.[a]	10,397	362,855
Gentex Corp.	85,749	1,973,942
Gentherm Inc.[a]	11,854	402,443
Goodyear Tire & Rubber Co. (The)	71,955	1,912,564
Horizon Global Corp.[a,b]	9,366	77,176
LCI Industries	6,985	727,488
Lear Corp.	20,178	3,754,924
Modine Manufacturing Co.[a]	13,396	283,325
Motorcar Parts of America Inc.[a]	6,133	131,430
Shiloh Industries Inc.[a,b]	6,095	53,027
Standard Motor Products Inc.	5,851	278,332
Stoneridge Inc.[a]	7,717	212,989
Superior Industries International Inc.	6,392	85,014
Tenneco Inc.	15,636	857,947
Tower International Inc.	5,681	157,648
Visteon Corp.[a]	9,314	1,026,775
VOXX International Corp.[a]	10,480	51,876

		28,563,877
AUTOMOBILES — 0.52%
Ford Motor Co.	1,176,629	13,037,049
General Motors Co.	394,314	14,329,371
Harley-Davidson Inc.	50,516	2,166,126
Tesla Inc.[a,b]	40,118	10,676,603
Thor Industries Inc.	15,065	1,735,036
Winnebago Industries Inc.	8,969	337,235

		42,281,420

SCHEDULES OF INVESTMENTS	29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
BANKS — 6.66%
1st Source Corp.	4,551	$230,372
Access National Corp.	3,839	109,527
ACNB Corp.	1,763	51,568
Allegiance Bancshares Inc.[a,b]	3,980	155,817
American National Bankshares Inc.	2,183	82,081
Ameris Bancorp.	11,277	596,553
Ames National Corp.	2,244	61,710
Arrow Financial Corp.	3,249	110,304
Associated Banc-Corp.	50,804	1,262,479
Atlantic Capital Bancshares Inc.[a]	5,067	91,713
Banc of California Inc.	14,063	271,416
BancFirst Corp.	5,374	285,359
Banco Latinoamericano de Comercio Exterior SA Class E	7,970	227,145
Bancorp. Inc. (The)[a]	18,744	202,435
BancorpSouth Bank	25,267	803,491
Bank of America Corp.	2,883,258	86,468,907
Bank of Commerce Holdings	6,801	79,232
Bank of Hawaii Corp.	12,716	1,056,700
Bank of Marin Bancorp.	2,574	177,477
Bank of NT Butterfield & Son Ltd. (The)	15,973	716,868
Bank of the Ozarks Inc.	36,059	1,740,568
BankUnited Inc.	31,682	1,266,646
Bankwell Financial Group Inc.	1,698	54,811
Banner Corp.	9,952	552,236
Bar Harbor Bankshares	4,862	134,775
BB&T Corp.	237,624	12,365,953
BCB Bancorp. Inc.	4,859	76,043
Berkshire Hills Bancorp. Inc.	11,897	451,491
Blue Hills Bancorp. Inc.	8,007	166,946
BOK Financial Corp.	7,954	787,366
Boston Private Financial Holdings Inc.	26,369	396,853
Bridge Bancorp. Inc.	5,001	167,784
Brookline Bancorp. Inc.	25,001	405,016
Bryn Mawr Bank Corp.	5,528	242,956
Byline Bancorp Inc.[a,b]	3,594	82,410
C&F Financial Corp.	947	49,812
Cadence BanCorp	9,720	264,676
Camden National Corp.	4,230	188,235
Capital City Bank Group Inc.	3,141	77,740
Capstar Financial Holdings Inc.[a,b]	884	16,646
Carolina Financial Corp.	5,210	204,649
Cathay General Bancorp.	23,596	943,368
CenterState Bank Corp.	19,706	522,800
Central Pacific Financial Corp.	8,258	235,023
Central Valley Community Bancorp.	2,523	49,350
Century Bancorp. Inc./MA Class A NVS	967	76,780
Chemical Financial Corp.	21,046	1,150,795
Chemung Financial Corp.	925	42,985
CIT Group Inc.	38,876	2,002,114
Citigroup Inc.	775,244	52,328,970
Citizens & Northern Corp.	3,309	76,405
Citizens Financial Group Inc.	147,448	6,189,867
City Holding Co.[b]	4,130	283,153
Civista Bancshares Inc.	3,890	88,925

Security	Shares	Value
CNB Financial Corp./PA	3,523	$102,484
CoBiz Financial Inc.	9,697	190,061
Codorus Valley Bancorp. Inc.	2,464	69,288
Columbia Banking System Inc.	20,934	878,181
Comerica Inc.	52,248	5,012,151
Commerce Bancshares Inc./MO	28,903	1,731,579
Community Bank System Inc.[b]	15,156	811,755
Community Bankers Trust Corp.[a]	9,196	82,764
Community Financial Corp. (The )	1,948	72,505
Community Trust Bancorp. Inc.	4,356	196,891
ConnectOne Bancorp. Inc.	7,723	222,422
County Bancorp. Inc.	1,379	40,281
Cullen/Frost Bankers Inc.	17,152	1,819,313
Customers Bancorp. Inc.[a]	8,916	259,901
CVB Financial Corp.	29,555	669,125
DNB Financial Corp.	2,151	76,683
Eagle Bancorp. Inc.[a]	9,632	576,475
East West Bancorp. Inc.	43,307	2,708,420
Enterprise Bancorp. Inc./MA	2,690	94,930
Enterprise Financial Services Corp.	6,833	320,468
Equity Bancshares Inc. Class Aa	4,240	166,038
Evans Bancorp. Inc.	1,867	84,482
F.N.B. Corp.	98,056	1,318,853
Farmers & Merchants Bancorp. Inc./Archbold OHb	3,017	121,796
Farmers Capital Bank Corp.	2,741	109,503
Farmers National Banc Corp.	7,258	100,523
FB Financial Corp.[a]	2,963	120,268
FCB Financial Holdings Inc. Class Aa	11,307	577,788
Fidelity Southern Corp.	6,845	157,914
Fifth Third Bancorp.	209,888	6,663,944
Financial Institutions Inc.	3,879	114,818
First Bancorp. Inc./ME	2,350	65,753
First BanCorp./Puerto Rico[a]	64,651	389,199
First Bancorp./Southern Pines NC	9,379	334,361
First Bancshares Inc. (The)	2,727	87,946
First Busey Corp.	12,402	368,587
First Business Financial Services Inc.	2,208	55,553
First Citizens BancShares Inc./NC Class A	2,177	899,623
First Commonwealth Financial Corp.	30,608	432,491
First Community Bancshares Inc./VA	5,044	150,563
First Connecticut Bancorp. Inc./Farmington CT	4,977	127,411
First Financial Bancorp.	18,983	557,151
First Financial Bankshares Inc.	18,271	845,947
First Financial Corp./IN	3,179	132,246
First Financial Northwest Inc.	2,685	44,974
First Foundation Inc.[a,b]	7,768	144,019
First Guaranty Bancshares Inc.	3,128	81,297
First Hawaiian Inc.	15,866	441,551
First Horizon National Corp.	88,140	1,659,676
First Internet Bancorp.	1,483	54,871
First Interstate BancSystem Inc. Class A	8,751	346,102
First Merchants Corp.	11,727	489,016
First Mid-Illinois Bancshares Inc.	3,864	140,843
First Midwest Bancorp. Inc.	30,310	745,323
First Northwest Bancorp.[a]	3,230	54,555
First of Long Island Corp. (The)	7,498	205,820
First Republic Bank/CA	48,297	4,472,785
Flushing Financial Corp.	8,587	231,506
FNB Bancorp./CA	2,889	106,286
Franklin Financial Network Inc.[a,b]	3,793	123,652

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Fulton Financial Corp.	51,966	$922,396
German American Bancorp. Inc.	7,385	246,290
Glacier Bancorp. Inc.	22,557	865,738
Great Southern Bancorp. Inc.	2,963	148,002
Great Western Bancorp. Inc.	17,010	684,993
Green Bancorp. Inc.[a]	6,945	154,526
Guaranty Bancorp.	7,200	204,120
Guaranty Bancshares Inc./TX	2,635	87,772
Hancock Holding Co.	24,722	1,278,127
Hanmi Financial Corp.	8,672	266,664
HarborOne Bancorp Inc.[a,b]	4,269	75,391
Heartland Financial USA Inc.	7,565	401,323
Heritage Commerce Corp.	11,385	187,625
Heritage Financial Corp./WA	8,254	252,572
Hilltop Holdings Inc.	23,069	541,199
Home BancShares Inc./AR	47,035	1,072,868
HomeTrust Bancshares Inc.[a]	6,198	161,458
Hope Bancorp Inc.	39,170	712,502
Horizon Bancorp./IN	7,992	239,840
Howard Bancorp. Inc.[a]	4,020	79,596
Huntington Bancshares Inc./OH	319,402	4,822,970
IBERIABANK Corp.	14,908	1,162,824
Independent Bank Corp./MI	6,322	144,774
Independent Bank Corp./Rockland MA	8,312	594,724
Independent Bank Group Inc.	5,590	395,213
International Bancshares Corp.	16,690	649,241
Investar Holding Corp.	3,336	86,236
Investors Bancorp. Inc.	76,962	1,049,762
JPMorgan Chase & Co.	1,041,321	114,514,070
KeyCorp	321,695	6,289,137
Lakeland Bancorp. Inc.	12,995	257,951
Lakeland Financial Corp.	6,855	316,907
LCNB Corp.	2,537	48,203
LegacyTexas Financial Group Inc.	13,713	587,191
Live Oak Bancshares Inc.	6,668	185,370
M&T Bank Corp.	42,652	7,863,323
Macatawa Bank Corp.	7,691	78,987
MainSource Financial Group Inc.	8,264	335,932
MB Financial Inc.	24,992	1,011,676
MBT Financial Corp.	5,195	55,846
Mercantile Bank Corp.	5,400	179,550
Metropolitan Bank Holding Corp.[a,b]	1,770	74,535
Middlefield Banc Corp.	1,518	74,534
Midland States Bancorp. Inc.	4,558	143,850
MidSouth Bancorp. Inc.[b]	6,597	83,452
MidWestOne Financial Group Inc.	4,148	138,087
MutualFirst Financial Inc.	1,623	58,834
National Bank Holdings Corp. Class A	8,212	273,049
National Bankshares Inc.	1,944	87,577
National Commerce Corp.[a]	3,669	159,785
NBT Bancorp. Inc.	12,200	432,856
Nicolet Bankshares Inc.[a,b]	2,019	111,186
Northeast Bancorp	2,189	44,875
Northrim BanCorp. Inc.	1,973	68,167
Norwood Financial Corp.	2,701	81,273
OFG Bancorp.	12,739	133,123
Ohio Valley Banc Corp.	2,193	91,777

Security	Shares	Value
Old Line Bancshares Inc.	2,418	$79,794
Old National Bancorp./IN	38,174	645,141
Old Point Financial Corp.	2,468	65,106
Old Second Bancorp. Inc.	8,713	121,111
Opus Bank	5,532	154,896
Orrstown Financial Services Inc.	2,154	52,019
Pacific Mercantile Bancorp.[a,b]	4,450	42,498
Pacific Premier Bancorp. Inc.[a]	12,200	490,440
PacWest Bancorp.	38,548	1,909,282
Park National Corp.	4,072	422,511
Parke Bancorp. Inc.	3,527	73,362
Peapack Gladstone Financial Corp.	5,488	183,244
Penns Woods Bancorp. Inc.	1,053	44,552
People’s United Financial Inc.	101,506	1,894,102
People’s Utah Bancorp.	5,104	164,859
Peoples Bancorp. Inc./OH	3,880	137,546
Peoples Bancorp. of North Carolina Inc.	2,748	84,419
Peoples Financial Services Corp.	2,118	96,687
Pinnacle Financial Partners Inc.	21,681	1,391,920
PNC Financial Services Group Inc. (The)[c]	143,376	21,684,186
Popular Inc.	29,693	1,235,823
Preferred Bank/Los Angeles CA	4,562	292,880
Premier Financial Bancorp. Inc.	2,756	51,289
Prosperity Bancshares Inc.	19,506	1,416,721
QCR Holdings Inc.	3,313	148,588
RBB Bancorp	3,078	81,167
Regions Financial Corp.	342,735	6,368,016
Reliant Bancorp Inc.	3,250	74,068
Renasant Corp.	12,677	539,533
Republic Bancorp. Inc./KY Class A	2,819	107,968
Republic First Bancorp. Inc.[a]	18,119	157,635
S&T Bancorp. Inc.	10,686	426,799
Sandy Spring Bancorp. Inc.	9,072	351,631
Seacoast Banking Corp. of Florida[a,b]	11,872	314,252
ServisFirst Bancshares Inc.	13,081	533,966
Shore Bancshares Inc.	3,623	68,330
Sierra Bancorp.	3,245	86,447
Signature Bank/New York NYa	16,509	2,343,453
Simmons First National Corp. Class A	23,597	671,335
SmartFinancial Inc.[a]	3,147	74,143
South State Corp.	10,707	913,307
Southern First Bancshares Inc.[a]	1,701	75,694
Southern National Bancorp. of Virginia Inc.	7,775	123,156
Southside Bancshares Inc.	7,638	265,344
State Bank Financial Corp.	11,751	352,648
Sterling Bancorp./DE	63,518	1,432,331
Stock Yards Bancorp. Inc.	6,933	243,348
Summit Financial Group Inc.	2,407	60,199
SunTrust Banks Inc.	142,322	9,683,589
SVB Financial Group[a,b]	15,912	3,819,039
Synovus Financial Corp.	36,139	1,804,782
TCF Financial Corp.	48,273	1,101,107
Texas Capital Bancshares Inc.[a]	14,646	1,316,675
Tompkins Financial Corp.	4,066	308,040
TowneBank/Portsmouth VA	19,374	554,096
TriCo Bancshares	5,479	203,928
TriState Capital Holdings Inc.[a]	6,336	147,312
Triumph Bancorp. Inc.[a]	5,966	245,799
Trustmark Corp.	19,454	606,187
Two River Bancorp.	4,254	76,785

SCHEDULES OF INVESTMENTS	31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
U.S. Bancorp.	469,759	$23,722,829
UMB Financial Corp.	14,063	1,018,021
Umpqua Holdings Corp.	66,992	1,434,299
Union Bankshares Corp.	17,035	625,355
Union Bankshares Inc./Morrisville VTb	1,128	57,302
United Bankshares Inc./WV	29,835	1,051,684
United Community Banks Inc./GA	22,813	722,031
United Security Bancshares/Fresno CA	7,790	83,742
Unity Bancorp. Inc.	4,554	100,188
Univest Corp. of Pennsylvania	8,209	227,389
Valley National Bancorp.	76,064	947,757
Veritex Holdings Inc.[a]	5,309	146,900
Washington Trust Bancorp. Inc.	4,100	220,375
Webster Financial Corp.	27,260	1,510,204
Wells Fargo & Co.	1,334,426	69,937,267
WesBanco Inc.	12,487	528,200
West Bancorp. Inc.	4,261	109,082
Westamerica Bancorp.	7,710	447,797
Western Alliance Bancorp.[a]	28,759	1,671,185
Wintrust Financial Corp.	16,461	1,416,469
Zions BanCorp.	59,323	3,128,102

		544,777,124
BEVERAGES — 1.62%
Boston Beer Co. Inc. (The) Class A NVS[a,b]	2,465	466,008
Brown-Forman Corp. Class A	16,862	899,250
Brown-Forman Corp. Class B NVS	70,134	3,815,290
Castle Brands Inc.[a,b]	44,635	55,347
Coca-Cola Bottling Co. Consolidated	1,265	218,428
Coca-Cola Co. (The)	1,158,400	50,309,312
Constellation Brands Inc. Class A	48,729	11,106,314
Craft Brew Alliance Inc.[a,b]	2,917	54,256
Dr Pepper Snapple Group Inc.	54,335	6,432,177
MGP Ingredients Inc.[b]	4,379	392,315
Molson Coors Brewing Co. Class B	52,075	3,922,810
Monster Beverage Corp.[a]	124,672	7,132,485
National Beverage Corp.	3,872	344,685
PepsiCo Inc.	430,660	47,006,539
Primo Water Corp.[a,b]	6,170	72,251

		132,227,467
BIOTECHNOLOGY — 2.99%
AbbVie Inc.	480,139	45,445,156
Abeona Therapeutics Inc.[a,b]	7,207	103,420
ACADIA Pharmaceuticals Inc.[a,b]	29,354	659,584
Acceleron Pharma Inc.[a]	11,324	442,768
Achaogen Inc.[a,b]	8,612	111,525
Achillion Pharmaceuticals Inc.[a]	32,662	121,176
Acorda Therapeutics Inc.[a]	11,587	274,033
Adamas Pharmaceuticals Inc.[a,b]	3,543	84,678
Aduro Biotech Inc.[a]	9,679	90,015
Advaxis Inc.[a]	8,230	13,909
Agenus Inc.[a,b]	25,405	119,658
Agios Pharmaceuticals Inc.[a,b]	15,345	1,254,914

Security	Shares	Value
Aileron Therapeutics Inc.[a,b]	6,541	$53,178
Aimmune Therapeutics Inc.[a,b]	9,397	299,107
Akebia Therapeutics Inc.[a]	14,218	135,498
Alder Biopharmaceuticals Inc.[a,b]	19,830	251,841
Alexion Pharmaceuticals Inc.[a]	64,957	7,240,107
Alkermes PLC[a]	45,659	2,646,396
Allena Pharmaceuticals Inc.[a]	5,880	64,798
Alnylam Pharmaceuticals Inc.[a]	26,085	3,106,723
AMAG Pharmaceuticals Inc.[a,b]	10,048	202,467
Amgen Inc.	217,278	37,041,553
Amicus Therapeutics Inc.[a,b]	55,840	839,834
AnaptysBio Inc.[a]	5,336	555,371
Anavex Life Sciences Corp.[a,b]	9,520	26,275
Ardelyx Inc.[a]	7,842	39,602
Arena Pharmaceuticals Inc.[a]	11,000	434,500
ARMO BioSciences Inc.[a]	2,059	77,027
Array BioPharma Inc.[a]	59,539	971,676
Asterias Biotherapeutics Inc.[a]	3,014	4,370
Atara Biotherapeutics Inc.[a,b]	10,030	391,170
Athenex Inc.[a]	4,716	80,219
Athersys Inc.[a,b]	22,202	40,630
Audentes Therapeutics Inc.[a,b]	5,958	179,038
Avexis Inc.[a,b]	8,250	1,019,535
Axovant Sciences Ltd.[a]	9,343	12,426
Bellicum Pharmaceuticals Inc.[a,b]	8,535	55,990
BioCryst Pharmaceuticals Inc.[a,b]	36,212	172,731
Biogen Inc.[a]	63,996	17,523,385
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	9,544	245,853
BioMarin Pharmaceutical Inc.[a]	52,123	4,225,612
BioSpecifics Technologies Corp.[a]	1,023	45,360
BioTime Inc.[a,b]	21,920	58,965
Bluebird Bio Inc.[a,b]	14,643	2,500,292
Blueprint Medicines Corp.[a,b]	12,728	1,167,158
Calithera Biosciences Inc.[a]	9,080	57,204
Calyxt Inc.[a,b]	2,929	38,428
Cara Therapeutics Inc.[a,b]	6,403	79,269
Catalyst Pharmaceuticals Inc.[a]	27,831	66,516
Celcuity Inc.[a]	4,369	72,001
Celgene Corp.[a]	224,820	20,056,192
Celldex Therapeutics Inc.[a,b]	28,863	67,251
ChemoCentryx Inc.[a,b]	6,945	94,452
Chimerix Inc.[a,b]	12,975	67,470
Clovis Oncology Inc.[a]	12,860	679,008
Coherus Biosciences Inc.[a]	9,472	104,666
Conatus Pharmaceuticals Inc.[a,b]	14,768	86,688
Concert Pharmaceuticals Inc.[a]	4,478	102,546
Corbus Pharmaceuticals Holdings Inc.[a]	13,131	80,099
Corvus Pharmaceuticals Inc.[a]	975	11,242
Cue Biopharma Inc.[a]	5,000	70,250
Curis Inc.[a]	29,111	19,018
Cytokinetics Inc.[a]	12,359	88,985
CytomX Therapeutics Inc.[a]	7,935	225,751
Denali Therapeutics Inc.[a]	4,855	95,595
Dyax Corp.[a,d]	40,743	93,301
Dynavax Technologies Corp.[a,b]	18,941	375,979
Eagle Pharmaceuticals Inc./DEa,b	2,336	123,084
Editas Medicine Inc.[a]	12,080	400,452
Emergent BioSolutions Inc.[a]	9,668	509,020
Enanta Pharmaceuticals Inc.[a]	4,469	361,587
Epizyme Inc.[a,b]	17,048	302,602

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Esperion Therapeutics Inc.[a,b]	5,148	$372,355
Exact Sciences Corp.[a,b]	34,963	1,410,058
Exelixis Inc.[a]	89,727	1,987,453
Fate Therapeutics Inc.[a,b]	11,926	116,398
FibroGen Inc.[a]	21,544	995,333
Five Prime Therapeutics Inc.[a]	8,367	143,745
Flexion Therapeutics Inc.[a,b]	8,605	192,838
Fortress Biotech Inc.[a]	9,906	45,072
Foundation Medicine Inc.[a,b]	4,052	319,095
G1 Therapeutics Inc.[a]	2,931	108,594
Genocea Biosciences Inc.[a]	14,309	15,024
Genomic Health Inc.[a]	6,752	211,270
Geron Corp.[a,b]	39,470	167,747
Gilead Sciences Inc.	392,061	29,557,479
Global Blood Therapeutics Inc.[a,b]	10,967	529,706
Halozyme Therapeutics Inc.[a,b]	36,130	707,787
Heron Therapeutics Inc.[a]	16,301	449,908
Idera Pharmaceuticals Inc.[a]	32,264	59,366
Immune Design Corp.[a,b]	4,557	15,038
ImmunoGen Inc.[a]	28,590	300,767
Immunomedics Inc.[a]	32,721	478,054
Incyte Corp.[a]	52,324	4,360,159
Inovio Pharmaceuticals Inc.[a,b]	30,004	141,319
Insmed Inc.[a]	22,135	498,480
Insys Therapeutics Inc.[a,b]	6,911	41,742
Intellia Therapeutics Inc.[a]	5,673	119,644
Intercept Pharmaceuticals Inc.[a,b]	5,700	350,664
Intrexon Corp.[a,b]	17,287	265,010
Invitae Corp.[a,b]	11,286	52,931
Ionis Pharmaceuticals Inc.[a,b]	36,873	1,625,362
Iovance Biotherapeutics Inc.[a]	21,212	358,483
Ironwood Pharmaceuticals Inc.[a,b]	39,608	611,151
Jounce Therapeutics Inc.[a]	5,413	120,981
Karyopharm Therapeutics Inc.[a]	12,852	172,474
Keryx Biopharmaceuticals Inc.[a,b]	27,596	112,868
Kindred Biosciences Inc.[a]	9,616	83,178
Kura Oncology Inc.[a]	5,754	107,888
La Jolla Pharmaceutical Co.[a,b]	5,787	172,337
Lexicon Pharmaceuticals Inc.[a,b]	10,638	91,168
Ligand Pharmaceuticals Inc.[a]	6,207	1,025,148
Loxo Oncology Inc.[a,b]	6,810	785,670
MacroGenics Inc.[a]	9,876	248,480
Madrigal Pharmaceuticals Inc.[a,b]	1,617	188,849
Matinas BioPharma Holdings Inc.[a,b]	27,952	21,378
MediciNova Inc.[a]	8,645	88,352
Merrimack Pharmaceuticals Inc.	3,078	24,778
Mersana Therapeutics Inc.[a,b]	4,399	69,372
MiMedx Group Inc.[a,b]	30,166	210,257
Minerva Neurosciences Inc.[a,b]	4,634	28,963
Miragen Therapeutics Inc.[a]	9,027	63,279
Momenta Pharmaceuticals Inc.[a]	21,468	389,644
Myriad Genetics Inc.[a]	20,683	611,183
NantKwest Inc.[a,b]	12,678	49,317
Natera Inc.[a]	9,119	84,533
Neurocrine Biosciences Inc.[a,b]	26,730	2,216,719
NewLink Genetics Corp.[a]	6,473	46,929
Novavax Inc.[a,b]	76,221	160,064

Security	Shares	Value
Novelion Therapeutics Inc.[a]	7,590	$26,565
Nymox Pharmaceutical Corp.[a,b]	20,576	87,036
Oncocyte Corp.[a]	13,668	28,703
OPKO Health Inc.[a,b]	93,873	297,577
Organovo Holdings Inc.[a,b]	36,534	37,630
Otonomy Inc.[a]	9,572	40,202
Ovid therapeutics Inc.[a,b]	5,981	42,286
PDL BioPharma Inc.[a]	50,001	147,003
Pieris Pharmaceuticals Inc.[a,b]	16,616	113,321
Portola Pharmaceuticals Inc.[a]	16,432	536,669
Progenics Pharmaceuticals Inc.[a]	23,391	174,497
Protagonist Therapeutics Inc.[a]	2,209	18,975
Prothena Corp. PLC[a]	11,374	417,540
PTC Therapeutics Inc.[a]	11,280	305,237
Puma Biotechnology Inc.[a]	8,778	597,343
Ra Pharmaceuticals Inc.[a,b]	2,416	12,829
Radius Health Inc.[a]	11,099	398,898
Regeneron Pharmaceuticals Inc.[a]	23,882	8,224,006
REGENXBIO Inc.[a]	8,984	268,172
Repligen Corp.[a,b]	11,123	402,430
Retrophin Inc.[a,b]	10,614	237,329
Rhythm Pharmaceuticals Inc.[a,b]	3,020	60,098
Rigel Pharmaceuticals Inc.[a,b]	50,005	177,018
Sage Therapeutics Inc.[a]	12,764	2,055,897
Sangamo Therapeutics Inc.[a,b]	25,974	493,506
Sarepta Therapeutics Inc.[a,b]	18,732	1,387,854
Seattle Genetics Inc.[a,b]	31,096	1,627,565
Selecta Biosciences Inc.[a,b]	5,002	50,970
Seres Therapeutics Inc.[a,b]	5,017	36,825
Solid Biosciences Inc.[a]	3,246	24,345
Spark Therapeutics Inc.[a,b]	7,929	527,992
Spectrum Pharmaceuticals Inc.[a]	24,797	398,984
Spero Therapeutics Inc.[a]	7,045	100,391
Stemline Therapeutics Inc.[a,b]	7,805	119,417
Strongbridge Biopharma PLC[a]	12,662	112,059
Syndax Pharmaceuticals Inc.[a,b]	1,353	19,253
Synergy Pharmaceuticals Inc.[a,b]	64,575	118,172
Syros Pharmaceuticals Inc.[a]	5,104	66,250
TESARO Inc.[a]	11,070	632,540
TG Therapeutics Inc.[a,b]	15,445	219,319
Tocagen Inc.[a]	5,080	60,198
Trevena Inc.[a]	12,822	21,028
Ultragenyx Pharmaceutical Inc.[a,b]	13,372	681,838
United Therapeutics Corp.[a]	12,865	1,445,511
Vanda Pharmaceuticals Inc.[a]	14,032	236,439
VBI Vaccines Inc.[a]	17,582	61,537
Veracyte Inc.[a]	11,472	63,784
Versartis Inc.[a]	7,999	13,198
Vertex Pharmaceuticals Inc.[a]	76,040	12,392,999
Voyager Therapeutics Inc.[a]	6,727	126,400
vTv Therapeutics Inc. Class Aa	1,752	7,131
XBiotech Inc.[a,b]	5,605	29,987
Xencor Inc.[a]	11,271	337,905
ZIOPHARM Oncology Inc.[a,b]	35,210	138,023

		244,798,701
BUILDING PRODUCTS — 0.45%
AAON Inc.	11,590	452,010
Advanced Drainage Systems Inc.	9,297	240,792

SCHEDULES OF INVESTMENTS	33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Allegion PLC	28,452	$2,426,671
American Woodmark Corp.[a]	4,356	428,848
AO Smith Corp.	42,798	2,721,525
Apogee Enterprises Inc.	8,069	349,791
Armstrong Flooring Inc.[a]	5,522	74,934
Armstrong World Industries Inc.[a,b]	13,488	759,374
Builders FirstSource Inc.[a,b]	33,111	656,922
Caesarstone Ltd.	6,981	137,177
Continental Building Products Inc.[a,b]	11,720	334,606
CSW Industrials Inc.[a]	4,206	189,480
Fortune Brands Home & Security Inc.	46,069	2,713,004
Gibraltar Industries Inc.[a]	9,281	314,162
Griffon Corp.	8,106	147,935
Insteel Industries Inc.	4,921	135,967
JELD-WEN Holding Inc.[a,b]	20,094	615,278
Johnson Controls International PLC	279,340	9,843,942
Lennox International Inc.	11,496	2,349,438
Masco Corp.	95,421	3,858,825
Masonite International Corp.[a]	8,174	501,475
NCI Building Systems Inc.[a]	12,977	229,693
Owens Corning	33,122	2,663,009
Patrick Industries Inc.[a]	6,660	411,921
PGT Innovations Inc.[a]	16,870	314,626
Ply Gem Holdings Inc.[a]	4,954	107,006
Quanex Building Products Corp.	10,333	179,794
Simpson Manufacturing Co. Inc.	11,675	672,363
Trex Co. Inc.[a]	9,229	1,003,838
Universal Forest Products Inc.	18,537	601,526
USG Corp.[a,b]	26,070	1,053,749

		36,489,681
CAPITAL MARKETS — 3.01%
Affiliated Managers Group Inc.	16,839	3,192,338
Ameriprise Financial Inc.	44,390	6,567,057
Arlington Asset Investment Corp. Class Ab	5,806	64,098
Artisan Partners Asset Management Inc. Class A	14,246	474,392
Associated Capital Group Inc. Class A	1,442	54,003
B. Riley Financial Inc.	8,325	162,337
Bank of New York Mellon Corp. (The)	295,650	15,234,844
BGC Partners Inc. Class A	70,818	952,502
BlackRock Inc.[c]	37,412	20,266,829
BrightSphere Investment Group PLC	22,468	354,096
Cboe Global Markets Inc.	33,744	3,850,190
Charles Schwab Corp. (The)	357,682	18,678,154
CME Group Inc.	102,355	16,554,898
Cohen & Steers Inc.	6,984	283,969
Cowen Inc. Class Aa,b	7,059	93,179
Diamond Hill Investment Group Inc.	813	167,933
Donnelley Financial Solutions Inc.[a]	11,474	197,009
E*TRADE Financial Corp.[a]	80,425	4,456,349
Eaton Vance Corp. NVS	34,870	1,941,213
Evercore Inc. Class A	11,211	977,599
FactSet Research Systems Inc.	11,514	2,296,122
Federated Investors Inc. Class B	28,767	960,818
Financial Engines Inc.	16,730	585,550
Franklin Resources Inc.	99,984	3,467,445

Security	Shares	Value
GAIN Capital Holdings Inc.	11,277	$76,120
GAMCO Investors Inc. Class A	2,360	58,599
Goldman Sachs Group Inc. (The)	106,014	26,700,686
Greenhill & Co. Inc.	8,412	155,622
Hamilton Lane Inc. Class A	4,092	152,345
Houlihan Lokey Inc.	8,216	366,434
Interactive Brokers Group Inc. Class A	20,489	1,377,680
Intercontinental Exchange Inc.	172,750	12,527,830
INTL. FCStone Inc.[a]	3,984	170,037
Invesco Ltd.	120,020	3,841,840
Investment Technology Group Inc.	10,400	205,296
Ladenburg Thalmann Financial Services Inc.	29,281	95,749
Lazard Ltd. Class A	35,830	1,883,225
Legg Mason Inc.	25,787	1,048,242
LPL Financial Holdings Inc.	25,966	1,585,744
MarketAxess Holdings Inc.	11,033	2,399,015
Medley Management Inc. Class A	1,683	9,593
Moelis & Co. Class A	9,296	472,702
Moody’s Corp.	50,217	8,100,002
Morgan Stanley	384,545	20,750,048
Morningstar Inc.	5,914	564,905
MSCI Inc.	26,559	3,969,774
Nasdaq Inc.	33,899	2,922,772
Northern Trust Corp.	63,326	6,530,810
Oppenheimer Holdings Inc. Class A NVS	2,896	74,572
Piper Jaffray Companies	4,235	351,717
PJT Partners Inc. Class A	5,177	259,368
Pzena Investment Management Inc. Class A	3,158	35,148
Raymond James Financial Inc.	38,873	3,475,635
S&P Global Inc.	76,360	14,589,342
Safeguard Scientifics Inc.[a,b]	5,972	73,157
SEI Investments Co.	40,414	3,027,413
Silvercrest Asset Management Group Inc. Class A	2,055	31,236
State Street Corp.	111,596	11,129,469
Stifel Financial Corp.	20,449	1,211,194
T Rowe Price Group Inc.	71,172	7,684,441
TD Ameritrade Holding Corp.	89,409	5,295,695
Value Line Inc.	318	5,819
Virtu Financial Inc. Class Ab	6,949	229,317
Virtus Investment Partners Inc.	2,003	247,971
Waddell & Reed Financial Inc. Class A	23,752	480,028
Westwood Holdings Group Inc.	1,915	108,178
WisdomTree Investments Inc.	31,445	288,351

		246,396,045
CHEMICALS — 2.16%
A Schulman Inc.	8,289	356,427
AdvanSix Inc.[a]	9,020	313,716
AgroFresh Solutions Inc.[a,b]	6,414	47,143
Air Products & Chemicals Inc.	64,413	10,243,599
Albemarle Corp.	32,829	3,044,561
American Vanguard Corp.	7,713	155,803
Ashland Global Holdings Inc.	18,677	1,303,468
Axalta Coating Systems Ltd.[a,b]	63,462	1,915,918
Balchem Corp.	9,456	773,028
Cabot Corp.	17,853	994,769
Celanese Corp. Series A	40,863	4,094,881
CF Industries Holdings Inc.	70,896	2,674,906
Chase Corp.	1,826	212,638

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Chemours Co. (The)	54,985	$2,678,319
Core Molding Technologies Inc.	3,715	66,238
DowDuPont Inc.	703,456	44,817,182
Eastman Chemical Co.	43,191	4,560,106
Ecolab Inc.	77,342	10,601,268
Ferro Corp.[a]	25,357	588,790
Flotek Industries Inc.[a]	15,686	95,685
FMC Corp.	40,616	3,109,967
FutureFuel Corp.	5,450	65,345
GCP Applied Technologies Inc.[a]	20,643	599,679
Hawkins Inc.	2,496	87,734
HB Fuller Co.	15,434	767,533
Huntsman Corp.	60,259	1,762,576
Ingevity Corp.[a]	12,695	935,495
Innophos Holdings Inc.	6,155	247,493
Innospec Inc.	7,403	507,846
International Flavors & Fragrances Inc.	24,009	3,287,072
Intrepid Potash Inc.[a]	35,762	130,174
KMG Chemicals Inc.	3,907	234,225
Koppers Holdings Inc.[a]	5,968	245,285
Kraton Corp.[a]	9,156	436,833
Kronos Worldwide Inc.	5,615	126,899
LSB Industries Inc.[a]	5,279	32,360
LyondellBasell Industries NV Class A	98,122	10,369,533
Minerals Technologies Inc.	10,050	672,847
Monsanto Co.	132,505	15,462,008
Mosaic Co. (The)	107,355	2,606,579
NewMarket Corp.	2,158	866,825
Olin Corp.	48,733	1,480,996
OMNOVA Solutions Inc.[a]	12,836	134,778
Platform Specialty Products Corp.[a,b]	66,037	635,936
PolyOne Corp.	23,927	1,017,376
PPG Industries Inc.	77,355	8,632,818
PQ Group Holdings Inc.[a,b]	8,730	121,958
Praxair Inc.	85,910	12,396,813
Quaker Chemical Corp.	4,058	601,112
Rayonier Advanced Materials Inc.	16,128	346,268
RPM International Inc.	39,731	1,893,977
Scotts Miracle-Gro Co. (The)	12,916	1,107,547
Sensient Technologies Corp.	12,967	915,211
Sherwin-Williams Co. (The)	24,702	9,686,148
Stepan Co.	6,110	508,230
Trecora Resources[a,b]	5,542	75,371
Tredegar Corp.	6,656	119,475
Trinseo SA	13,166	974,942
Tronox Ltd. Class A	25,644	472,875
Valhi Inc.	5,397	32,706
Valvoline Inc.	61,549	1,362,079
Westlake Chemical Corp.	11,060	1,229,319
WR Grace & Co.	20,359	1,246,582

		177,085,270
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ABM Industries Inc.	17,315	579,706
ACCO Brands Corp.	31,628	396,931
ADT Inc.	31,892	252,904

Security	Shares	Value
Advanced Disposal Services Inc.[a]	16,838	$375,151
Aqua Metals Inc.[a]	3,137	8,125
ARC Document Solutions Inc.[a]	10,238	22,524
Brady Corp. Class A NVS	14,507	538,935
Brink’s Co. (The)	13,356	952,951
Casella Waste Systems Inc. Class Aa	10,452	244,368
CECO Environmental Corp.	7,407	32,961
Cimpress NVa,b	7,324	1,133,023
Cintas Corp.	26,157	4,461,861
Clean Harbors Inc.[a]	15,399	751,625
CompX International Inc.	433	5,975
Copart Inc.[a]	59,827	3,046,989
Covanta Holding Corp.	33,927	491,941
Deluxe Corp.	14,360	1,062,784
Ennis Inc.	7,405	145,879
Essendant Inc.	11,419	89,068
Healthcare Services Group Inc.	20,965	911,558
Heritage-Crystal Clean Inc.[a]	6,002	141,347
Herman Miller Inc.	18,544	592,481
HNI Corp.	13,339	481,405
Hudson Technologies Inc.[a,b]	10,895	53,821
InnerWorkings Inc.[a,b]	12,430	112,492
Interface Inc.	16,469	415,019
KAR Auction Services Inc.	41,078	2,226,428
Kimball International Inc. Class B NVS	9,219	157,092
Knoll Inc.	13,463	271,818
LSC Communications Inc.	11,346	197,988
Matthews International Corp. Class A	9,067	458,790
McGrath RentCorp	7,043	378,139
Mobile Mini Inc.	13,033	566,935
MSA Safety Inc.	10,069	838,144
Multi-Color Corp.[b]	3,874	255,878
NL Industries Inc.[a,b]	1,884	14,789
Pitney Bowes Inc.	56,406	614,261
Quad/Graphics Inc.	9,904	251,066
Republic Services Inc.	68,057	4,507,415
Rollins Inc.	29,453	1,502,987
RR Donnelley & Sons Co.	21,065	183,897
SP Plus Corp.[a]	4,329	154,112
Steelcase Inc. Class A	23,667	321,871
Stericycle Inc.[a]	25,182	1,473,902
Team Inc.[a,b]	7,731	106,301
Tetra Tech Inc.	16,052	785,745
U.S. Ecology Inc.	6,066	323,318
UniFirst Corp./MA	4,821	779,315
Viad Corp.	5,541	290,625
VSE Corp.	2,238	115,749
Waste Management Inc.	131,073	11,025,861

		45,104,250
COMMUNICATIONS EQUIPMENT — 1.20%
Acacia Communications Inc.[a,b]	5,492	211,222
ADTRAN Inc.	16,058	249,702
Aerohive Networks Inc.[a]	2,704	10,924
Applied Optoelectronics Inc.[a,b]	5,903	147,929
Arista Networks Inc.[a]	16,096	4,109,309
ARRIS International PLC[a]	53,866	1,431,220
CalAmp Corp.[a]	9,542	218,321
Calix Inc.[a]	11,212	76,802

SCHEDULES OF INVESTMENTS	35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Casa Systems Inc.[a]	2,741	$80,421
Ciena Corp.[a]	43,668	1,131,001
Cisco Systems Inc.	1,494,327	64,091,685
Clearfield Inc.[a]	3,198	41,254
CommScope Holding Co. Inc.[a]	57,026	2,279,329
Comtech Telecommunications Corp.	5,774	172,585
Digi International Inc.[a]	7,343	75,633
EchoStar Corp. Class Aa	14,056	741,735
EMCORE Corp.[a]	8,224	46,877
Extreme Networks Inc.[a]	34,266	379,325
F5 Networks Inc.[a]	18,703	2,704,641
Finisar Corp.[a,b]	32,823	518,932
Harmonic Inc.[a]	28,452	108,118
Infinera Corp.[a]	43,174	468,870
InterDigital Inc./PA	10,170	748,512
Juniper Networks Inc.	109,164	2,655,960
KVH Industries Inc.[a]	4,110	42,538
Lumentum Holdings Inc.[a]	18,101	1,154,844
Motorola Solutions Inc.	48,871	5,146,116
NETGEAR Inc.[a]	8,783	502,387
NetScout Systems Inc.[a]	26,185	689,975
Oclaro Inc.[a]	49,159	469,960
Palo Alto Networks Inc.[a]	26,607	4,829,703
Plantronics Inc.	9,291	560,898
Quantenna Communications Inc.[a,b]	7,746	106,120
Ribbon Communications Inc.[a]	15,432	78,703
Ubiquiti Networks Inc.[a,b]	6,781	466,533
ViaSat Inc.[a,b]	16,530	1,086,351
Viavi Solutions Inc.[a]	66,138	642,861

		98,477,296
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a,b]	47,731	1,700,655
Aegion Corp.[a]	11,147	255,378
Ameresco Inc. Class Aa,b	5,582	72,566
Argan Inc.	4,353	186,961
Chicago Bridge & Iron Co. NV	30,458	438,595
Comfort Systems USA Inc.	10,400	429,000
Dycom Industries Inc.[a,b]	9,417	1,013,552
EMCOR Group Inc.	17,157	1,337,045
Fluor Corp.	41,395	2,368,622
Granite Construction Inc.	11,960	668,086
Great Lakes Dredge & Dock Corp.[a,b]	16,756	77,078
HC2 Holdings Inc.[a,b]	7,467	39,276
IES Holdings Inc.[a,b]	2,272	34,421
Jacobs Engineering Group Inc.	37,908	2,242,258
KBR Inc.	41,758	676,062
Layne Christensen Co.[a,b]	5,280	78,778
MasTec Inc.[a,b]	20,742	975,911
MYR Group Inc.[a]	4,086	125,930
Northwest Pipe Co.[a,b]	4,730	81,829
NV5 Global Inc.[a,b]	3,103	172,992
Orion Group Holdings Inc.[a]	7,408	48,819
Primoris Services Corp.	13,032	325,539
Quanta Services Inc.[a]	44,392	1,524,865
Sterling Construction Co. Inc.[a]	7,676	87,967

Security	Shares	Value
Tutor Perini Corp.[a,b]	11,111	$244,998
Valmont Industries Inc.	6,746	986,940

		16,194,123
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	13,857	1,427,964
Forterra Inc.[a,b]	5,487	45,652
Martin Marietta Materials Inc.	18,757	3,888,326
Summit Materials Inc. Class A	31,965	967,900
U.S. Concrete Inc.[a,b]	4,842	292,457
U.S. Lime & Minerals Inc.	387	28,321
Vulcan Materials Co.	39,231	4,479,003

		11,129,623
CONSUMER FINANCE — 0.77%
Ally Financial Inc.	131,150	3,560,722
American Express Co.	217,228	20,263,028
Capital One Financial Corp.	144,761	13,870,999
Credit Acceptance Corp.[a,b]	3,343	1,104,561
Curo Group Holdings Corp.[a]	4,968	85,450
Discover Financial Services	109,232	7,857,058
Elevate Credit Inc.[a]	9,094	64,385
Encore Capital Group Inc.[a]	7,357	332,536
Enova International Inc.[a]	11,457	252,627
EZCORP Inc. Class A NVS[a,b]	13,483	177,976
FirstCash Inc.	13,610	1,105,812
Green Dot Corp. Class Aa	13,493	865,711
LendingClub Corp.[a,b]	94,594	331,079
Navient Corp.	79,207	1,039,196
Nelnet Inc. Class A	5,063	265,352
OneMain Holdings Inc.[a]	21,700	649,698
PRA Group Inc.[a]	13,924	529,112
Regional Management Corp.[a]	3,107	98,927
Santander Consumer USA Holdings Inc.	44,119	719,140
SLM Corp.[a]	126,250	1,415,262
Synchrony Financial	233,438	7,827,176
World Acceptance Corp.[a]	1,481	155,949

		62,571,756
CONTAINERS & PACKAGING — 0.44%
AptarGroup Inc.	18,565	1,667,694
Ardagh Group SAb	5,534	103,375
Avery Dennison Corp.	26,641	2,830,606
Ball Corp.	105,325	4,182,456
Bemis Co. Inc.	27,228	1,184,963
Berry Global Group Inc.[a]	39,880	2,185,823
Crown Holdings Inc.[a]	39,078	1,983,208
Graphic Packaging Holding Co.	90,878	1,394,977
Greif Inc. Class A NVS	7,213	376,879
Greif Inc. Class B	1,699	98,967
International Paper Co.	123,440	6,595,399
Myers Industries Inc.	7,461	157,800
Owens-Illinois Inc.[a]	49,640	1,075,202
Packaging Corp. of America	28,250	3,183,775
Sealed Air Corp.	54,018	2,311,430
Silgan Holdings Inc.	21,844	608,355

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Sonoco Products Co.	29,973	$1,453,691
UFP Technologies Inc.[a]	1,885	55,608
WestRock Co.	75,721	4,859,017

		36,309,225
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	12,844	273,063
Genuine Parts Co.	42,864	3,850,902
LKQ Corp.[a]	92,333	3,504,037
Pool Corp.	11,842	1,731,537
Weyco Group Inc.	1,866	62,698

		9,422,237
DIVERSIFIED CONSUMER SERVICES — 0.17%
Adtalem Global Education Inc.[a]	17,681	840,732
American Public Education Inc.[a]	5,148	221,364
Ascent Capital Group Inc. Class Aa	4,016	14,779
Bridgepoint Education Inc.[a]	4,946	33,336
Bright Horizons Family Solutions Inc.[a]	16,056	1,601,104
Cambium Learning Group Inc.[a]	3,704	41,485
Capella Education Co.	3,100	270,785
Career Education Corp.[a]	18,779	246,756
Carriage Services Inc.	4,418	122,202
Chegg Inc.[a,b]	30,304	626,081
Collectors Universe Inc.	1,947	30,587
Graham Holdings Co. Class B	1,228	739,563
Grand Canyon Education Inc.[a]	13,828	1,450,834
H&R Block Inc.	61,579	1,564,722
Houghton Mifflin Harcourt Co.[a]	30,705	213,400
K12 Inc.[a]	9,986	141,601
Laureate Education Inc. Class Aa	16,770	230,588
Liberty Tax Inc.	1,249	12,615
Regis Corp.[a]	8,813	133,341
Service Corp. International/U.S.	53,006	2,000,446
ServiceMaster Global Holdings Inc.[a]	39,770	2,022,304
Sotheby’sa	11,303	579,957
Strayer Education Inc.	3,287	332,151
Weight Watchers International Inc.[a]	9,022	574,882

		14,045,615
DIVERSIFIED FINANCIAL SERVICES — 1.48%
Berkshire Hathaway Inc. Class Ba	580,004	115,699,198
Cannae Holdings Inc.[a]	18,768	353,964
Leucadia National Corp.	97,253	2,210,561
Marlin Business Services Corp.	2,320	65,772
On Deck Capital Inc.[a]	17,431	97,439
Tiptree Inc.[b]	12,576	79,858
Voya Financial Inc.	53,925	2,723,213

		121,230,005

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.65%
AT&T Inc.	1,854,865	$66,125,937
ATN International Inc.	3,451	205,749
CenturyLink Inc.	288,325	4,737,180
Cincinnati Bell Inc.[a]	11,178	154,815
Cogent Communications Holdings Inc.	13,208	573,227
Consolidated Communications Holdings Inc.	18,348	201,094
Frontier Communications Corp.[b]	23,007	170,712
Globalstar Inc.[a]	199,458	137,127
Hawaiian Telcom Holdco Inc.[a]	2,936	78,333
IDT Corp. Class B	4,209	26,390
Intelsat SAa,b	6,267	23,564
Iridium Communications Inc.[a,b]	26,629	299,576
Ooma Inc.[a,b]	9,139	99,615
ORBCOMM Inc.[a]	21,727	203,582
pdvWireless Inc.[a,b]	3,493	104,266
Verizon Communications Inc.	1,242,447	59,413,816
Vonage Holdings Corp.[a]	64,395	685,807
Windstream Holdings Inc.[b]	53,126	74,908
Zayo Group Holdings Inc.[a]	55,515	1,896,392

		135,212,090
ELECTRIC UTILITIES — 1.64%
ALLETE Inc.	14,964	1,081,149
Alliant Energy Corp.	68,792	2,810,841
American Electric Power Co. Inc.	148,378	10,177,247
Avangrid Inc.	16,584	847,774
Duke Energy Corp.	211,602	16,392,807
Edison International	95,156	6,057,631
El Paso Electric Co.	12,711	648,261
Entergy Corp.	54,057	4,258,611
Eversource Energy	95,996	5,656,084
Exelon Corp.	290,131	11,318,010
FirstEnergy Corp.	132,835	4,517,718
Genie Energy Ltd. Class B	3,527	17,600
Great Plains Energy Inc.	63,633	2,022,893
Hawaiian Electric Industries Inc.	33,301	1,144,888
IDACORP Inc.	14,986	1,322,814
MGE Energy Inc.	10,774	604,421
NextEra Energy Inc.	140,978	23,025,937
OGE Energy Corp.	60,722	1,989,860
Otter Tail Corp.	11,987	519,637
PG&E Corp.	154,483	6,786,438
Pinnacle West Capital Corp.	33,192	2,648,722
PNM Resources Inc.	23,137	884,990
Portland General Electric Co.	27,094	1,097,578
PPL Corp.	205,561	5,815,321
Southern Co. (The)	299,463	13,374,018
Spark Energy Inc. Class Ab	1,712	20,287
Westar Energy Inc.	43,023	2,262,580
Xcel Energy Inc.	152,917	6,954,665

		134,258,782
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.[b]	12,529	1,743,912
Allied Motion Technologies Inc.	1,779	70,715
AMETEK Inc.	67,869	5,156,008
Atkore International Group Inc.[a]	9,746	193,458
AZZ Inc.	7,627	333,300

SCHEDULES OF INVESTMENTS	37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Babcock & Wilcox Enterprises Inc.[a]	15,701	$68,613
Eaton Corp. PLC	133,059	10,632,745
Emerson Electric Co.	190,204	12,990,933
Encore Wire Corp.	5,857	332,092
Energous Corp.[a,b]	4,316	69,186
EnerSys	13,155	912,562
Generac Holdings Inc.[a,b]	17,561	806,226
General Cable Corp.	13,875	410,700
Hubbell Inc.	16,683	2,031,656
LSI Industries Inc.	5,333	43,251
Plug Power Inc.[a,b]	81,723	154,456
Powell Industries Inc.	2,441	65,516
Preformed Line Products Co.	744	48,427
Regal Beloit Corp.	13,521	991,765
Rockwell Automation Inc.	38,818	6,762,096
Sensata Technologies Holding PLC NVS[a,b]	50,545	2,619,747
Sunrun Inc.[a,b]	29,379	262,354
Thermon Group Holdings Inc.[a]	10,030	224,772
TPI Composites Inc.[a]	1,782	40,006
Vicor Corp.[a]	5,358	152,971
Vivint Solar Inc.[a]	5,798	21,163

		47,138,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.73%
Akoustis Technologies Inc.[a,b]	8,569	49,957
Amphenol Corp. Class A	90,168	7,766,170
Anixter International Inc.[a]	8,682	657,662
Arrow Electronics Inc.[a]	26,418	2,034,714
Avnet Inc.	36,692	1,532,258
AVX Corp.	13,548	224,219
Badger Meter Inc.	8,178	385,593
Bel Fuse Inc. Class B NVS	3,094	58,477
Belden Inc.	12,212	841,895
Benchmark Electronics Inc.	16,122	481,242
CDW Corp./DE	44,611	3,136,599
Cognex Corp.	49,295	2,562,847
Coherent Inc.[a]	7,308	1,369,519
Control4 Corp.[a,b]	8,008	172,012
Corning Inc.	258,165	7,197,640
CTS Corp.	9,434	256,605
Daktronics Inc.	10,221	90,047
Dolby Laboratories Inc. Class A	17,148	1,089,927
Electro Scientific Industries Inc.[a]	8,049	155,587
ePlus Inc.[a]	4,314	335,198
Fabrinet[a]	10,562	331,436
FARO Technologies Inc.[a]	4,846	283,006
Fitbit Inc. Class Aa,b	51,833	264,348
FLIR Systems Inc.	42,372	2,119,024
II-VI Inc.[a]	18,642	762,458
Insight Enterprises Inc.[a]	10,112	353,212
IPG Photonics Corp.[a]	10,768	2,513,036
Iteris Inc.[a,b]	12,511	62,055
Itron Inc.[a]	10,610	759,146
Jabil Inc.	53,152	1,527,057
KEMET Corp.[a,b]	14,891	269,974
Keysight Technologies Inc.[a]	56,724	2,971,770

Security	Shares	Value
Kimball Electronics Inc.[a]	6,932	$111,952
Knowles Corp.[a]	28,171	354,673
Littelfuse Inc.	7,152	1,488,903
Maxwell Technologies Inc.[a,b]	9,208	54,603
Mesa Laboratories Inc.	796	118,158
Methode Electronics Inc.	10,572	413,365
MicroVision Inc.[a,b]	30,674	34,662
MTS Systems Corp.	6,064	313,206
Napco Security Technologies Inc.[a]	8,289	96,981
National Instruments Corp.	31,576	1,596,798
Novanta Inc.[a]	8,967	467,629
OSI Systems Inc.[a]	5,501	359,050
Park Electrochemical Corp.	5,924	99,760
PC Connection Inc.	2,468	61,700
PCM Inc.[a,b]	4,290	35,607
Plexus Corp.[a]	9,723	580,755
Radisys Corp.[a]	10,400	6,666
Rogers Corp.[a]	5,633	673,369
Sanmina Corp.[a]	20,582	538,219
ScanSource Inc.[a]	7,654	272,100
SYNNEX Corp.	8,793	1,041,091
Systemax Inc.	3,263	93,159
Tech Data Corp.[a]	10,561	899,058
Trimble Inc.[a]	73,443	2,635,135
TTM Technologies Inc.[a]	27,429	419,389
Universal Display Corp.[b]	12,279	1,240,179
VeriFone Systems Inc.[a]	32,033	492,668
Vishay Intertechnology Inc.	38,549	717,011
Vishay Precision Group Inc.[a]	3,335	103,885
Zebra Technologies Corp. Class Aa	15,625	2,174,844

		60,109,265
ENERGY EQUIPMENT & SERVICES — 0.76%
Archrock Inc.	19,449	170,179
Baker Hughes a GE Co.	127,173	3,531,594
Basic Energy Services Inc.[a]	5,295	76,460
Bristow Group Inc.	10,111	131,443
C&J Energy Services Inc.[a]	13,777	355,722
Cactus Inc. Class Aa	6,989	188,214
CARBO Ceramics Inc.[a,b]	5,473	39,679
Diamond Offshore Drilling Inc.[a,b]	19,051	279,288
Dril-Quip Inc.[a,b]	11,355	508,704
Ensco PLC Class A	122,780	539,004
Era Group Inc.[a]	5,991	56,016
Exterran Corp.[a]	9,711	259,284
Fairmount Santrol Holdings Inc.[a]	48,775	207,294
Forum Energy Technologies Inc.[a,b]	26,235	288,585
Frank’s International NV	18,073	98,136
FTS International Inc.[a]	6,816	125,346
Geospace Technologies Corp.[a]	3,515	34,693
Gulf Island Fabrication Inc.	7,113	50,502
Halliburton Co.	260,799	12,241,905
Helix Energy Solutions Group Inc.[a]	40,723	235,786
Helmerich & Payne Inc.	31,682	2,108,754
Independence Contract Drilling Inc.[a]	12,904	48,777
Keane Group Inc.[a]	14,289	211,477
Key Energy Services Inc.[a]	4,275	50,103
Liberty Oilfield Services Inc. Series Aa	4,848	81,883
Matrix Service Co.[a]	7,229	99,037

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
McDermott International Inc.[a,b]	86,611	$527,461
Nabors Industries Ltd.	88,453	618,286
National Oilwell Varco Inc.	114,278	4,206,573
Natural Gas Services Group Inc.[a]	3,314	79,039
NCS Multistage Holdings Inc.[a]	3,428	51,420
Newpark Resources Inc.[a]	25,231	204,371
Nine Energy Service Inc.[a]	3,342	81,378
Noble Corp. PLC[a]	67,999	252,276
Oceaneering International Inc.	28,090	520,789
Oil States International Inc.[a]	15,053	394,389
Parker Drilling Co.[a]	33,539	21,297
Patterson-UTI Energy Inc.	62,204	1,089,192
PHI Inc. NVS[a,b]	3,827	39,188
Pioneer Energy Services Corp.[a]	17,117	46,216
ProPetro Holding Corp.[a]	17,041	270,782
Ranger Energy Services Inc.[a]	8,375	68,173
RigNet Inc.[a,b]	3,402	46,267
Rowan Companies PLC Class Aa	32,655	376,839
RPC Inc.[b]	17,121	308,692
Schlumberger Ltd.	419,135	27,151,565
SEACOR Holdings Inc.[a]	4,293	219,372
SEACOR Marine Holdings Inc.[a]	4,316	82,090
Select Energy Services Inc. Class Aa	10,147	128,055
Smart Sand Inc.[a,b]	5,184	30,171
Solaris Oilfield Infrastructure Inc. Class Aa,b	4,765	78,908
Superior Energy Services Inc.[a]	44,253	373,053
TETRA Technologies Inc.[a]	33,452	125,445
Transocean Ltd.[a]	129,516	1,282,208
U.S. Silica Holdings Inc.	24,307	620,315
Unit Corp.[a]	16,233	320,764
Weatherford International PLC[a,b]	263,533	603,491

		62,235,930
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.51%
Acadia Realty Trust	23,770	584,742
Agree Realty Corp.[b]	9,136	438,893
Alexander & Baldwin Inc.	19,334	447,195
Alexander’s Inc.	683	260,380
Alexandria Real Estate Equities Inc.	30,228	3,775,175
American Assets Trust Inc.	12,036	402,123
American Campus Communities Inc.	40,528	1,565,191
American Homes 4 Rent Class A	71,850	1,442,748
American Tower Corp.	127,442	18,522,420
Americold Realty Trust	15,824	301,922
Apartment Investment & Management Co. Class A	47,341	1,929,146
Apple Hospitality REIT Inc.	62,683	1,101,340
Armada Hoffler Properties Inc.	11,926	163,267
Ashford Hospitality Prime Inc.	8,982	87,305
Ashford Hospitality Trust Inc.[b]	21,034	135,880
AvalonBay Communities Inc.	41,717	6,860,778
Bluerock Residential Growth REIT Inc.[b]	5,598	47,583
Boston Properties Inc.	46,596	5,741,559
Brandywine Realty Trust	50,633	804,052
Brixmor Property Group Inc.	91,337	1,392,889
Camden Property Trust	27,246	2,293,568
CareTrust REIT Inc.	23,536	315,382

Security	Shares	Value
CatchMark Timber Trust Inc. Class A	10,589	$132,045
CBL & Associates Properties Inc.[b]	51,831	216,135
Cedar Realty Trust Inc.	25,224	99,383
Chatham Lodging Trust	14,684	281,199
Chesapeake Lodging Trust	17,495	486,536
City Office REIT Inc.	7,860	90,862
Clipper Realty Inc.	1,692	14,331
Colony NorthStar Inc. Class Ab	162,101	911,008
Columbia Property Trust Inc.	36,656	749,982
Community Healthcare Trust Inc.	6,608	170,090
CoreCivic Inc.	34,628	675,939
CorEnergy Infrastructure Trust Inc.[b]	4,412	165,626
CoreSite Realty Corp.	10,356	1,038,293
Corporate Office Properties Trust	28,848	745,144
Cousins Properties Inc.	124,111	1,077,283
Crown Castle International Corp.	120,907	13,252,616
CubeSmart	53,412	1,506,218
CyrusOne Inc.	27,253	1,395,626
DCT Industrial Trust Inc.	27,927	1,573,407
DDR Corp.	90,927	666,495
DiamondRock Hospitality Co.	60,481	631,422
Digital Realty Trust Inc.	61,399	6,470,227
Douglas Emmett Inc.	47,902	1,760,878
Duke Realty Corp.	106,266	2,813,924
Easterly Government Properties Inc.	13,347	272,279
EastGroup Properties Inc.[b]	9,951	822,550
Education Realty Trust Inc.[b]	21,670	709,692
Empire State Realty Trust Inc. Class A	38,929	653,618
EPR Properties	18,475	1,023,515
Equinix Inc.	23,395	9,782,385
Equity Commonwealth[a]	36,667	1,124,577
Equity LifeStyle Properties Inc.	25,297	2,220,318
Equity Residential	107,963	6,652,680
Essex Property Trust Inc.	19,759	4,755,596
Extra Space Storage Inc.	36,432	3,182,700
Farmland Partners Inc.[b]	9,797	81,805
Federal Realty Investment Trust	21,847	2,536,655
First Industrial Realty Trust Inc.	36,424	1,064,674
Forest City Realty Trust Inc. Class A	75,481	1,529,245
Four Corners Property Trust Inc.	17,787	410,702
Franklin Street Properties Corp.[b]	31,980	268,952
Front Yard Residential Corp.[b]	15,841	159,202
Gaming and Leisure Properties Inc.	61,133	2,046,122
GEO Group Inc. (The)	36,356	744,207
Getty Realty Corp.	10,032	253,007
GGP Inc.	184,138	3,767,463
Gladstone Commercial Corp.	7,226	125,299
Global Medical REIT Inc.[b]	4,418	30,705
Global Net Lease Inc.	19,847	335,017
Government Properties Income Trust	17,884	244,295
Gramercy Property Trust	47,997	1,042,975
HCP Inc.[b]	142,771	3,316,570
Healthcare Realty Trust Inc.[b]	36,534	1,012,357
Healthcare Trust of America Inc. Class A	61,245	1,619,930
Hersha Hospitality Trust	10,998	196,864
Highwoods Properties Inc.	30,881	1,353,205
Hospitality Properties Trust	45,146	1,144,000
Host Hotels & Resorts Inc.[b]	219,149	4,084,937
Hudson Pacific Properties Inc.	46,623	1,516,646
Independence Realty Trust Inc.	28,266	259,482

SCHEDULES OF INVESTMENTS	39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Industrial Logistics Properties Trust[a]	6,077	$123,606
InfraREIT Inc.[a]	11,260	218,782
Investors Real Estate Trust	35,530	184,401
Invitation Homes Inc.	87,752	2,003,378
Iron Mountain Inc.	85,971	2,825,007
iStar Inc.[a]	18,162	184,708
JBG SMITH Properties	25,611	863,347
Jernigan Capital Inc.[b]	3,110	56,291
Kilroy Realty Corp.	29,500	2,093,320
Kimco Realty Corp.	125,069	1,800,994
Kite Realty Group Trust	23,427	356,793
Lamar Advertising Co. Class A	25,359	1,614,354
LaSalle Hotel Properties	33,849	981,959
Lexington Realty Trust	66,407	522,623
Liberty Property Trust	43,729	1,737,353
Life Storage Inc.	14,205	1,186,402
LTC Properties Inc.	11,272	428,336
Macerich Co. (The)	40,861	2,289,033
Mack-Cali Realty Corp.	27,504	459,592
MedEquities Realty Trust Inc.	6,682	70,228
Medical Properties Trust Inc.	108,095	1,405,235
Mid-America Apartment Communities Inc.	34,130	3,114,021
Monmouth Real Estate Investment Corp.	24,875	374,120
National Health Investors Inc.	11,934	803,039
National Retail Properties Inc.	46,316	1,818,366
National Storage Affiliates Trust	15,634	392,101
New Senior Investment Group Inc.	24,975	204,296
NexPoint Residential Trust Inc.	5,018	124,647
NorthStar Realty Europe Corp.	17,315	225,441
Omega Healthcare Investors Inc.[b]	58,153	1,572,457
One Liberty Properties Inc.	3,230	71,383
Outfront Media Inc.	40,923	766,897
Paramount Group Inc.[b]	59,625	849,060
Park Hotels & Resorts Inc.	53,870	1,455,567
Pebblebrook Hotel Trust[b]	20,456	702,664
Pennsylvania REIT[b]	19,863	191,678
Physicians Realty Trust[b]	51,750	805,747
Piedmont Office Realty Trust Inc. Class A	43,302	761,682
PotlatchDeltic Corp.	18,626	969,483
Preferred Apartment Communities Inc. Class A	11,180	158,644
Prologis Inc.	158,545	9,986,750
PS Business Parks Inc.	6,021	680,614
Public Storage	44,539	8,925,170
QTS Realty Trust Inc. Class A	14,955	541,670
Quality Care Properties Inc.[a]	27,807	540,290
RAIT Financial Trust[b]	24,202	3,909
Ramco-Gershenson Properties Trust	21,753	268,867
Rayonier Inc.	37,964	1,335,574
Realty Income Corp.[b]	84,946	4,394,257
Regency Centers Corp.	44,630	2,632,277
Retail Opportunity Investments Corp.	33,120	585,230
Retail Properties of America Inc. Class A	63,595	741,518
Rexford Industrial Realty Inc.	24,379	701,871
RLJ Lodging Trust	52,326	1,017,217
Ryman Hospitality Properties Inc.	13,646	1,056,883
Sabra Health Care REIT Inc.	52,401	924,878
Safety Income & Growth Inc.[b]	3,977	63,592

Security	Shares	Value
Saul Centers Inc.	3,682	$187,672
SBA Communications Corp.[a]	35,147	6,007,325
Select Income REIT	19,998	389,561
Senior Housing Properties Trust	71,933	1,126,471
Seritage Growth Properties Class Ab	6,795	241,562
Simon Property Group Inc.	93,402	14,416,599
SL Green Realty Corp.	27,308	2,644,234
Spirit Realty Capital Inc.	134,769	1,045,807
STAG Industrial Inc.	27,164	649,763
STORE Capital Corp.	51,349	1,274,482
Summit Hotel Properties Inc.[b]	29,675	403,877
Sun Communities Inc.	22,986	2,100,231
Sunstone Hotel Investors Inc.[b]	65,872	1,002,572
Tanger Factory Outlet Centers Inc.[b]	28,303	622,666
Taubman Centers Inc.	17,615	1,002,470
Terreno Realty Corp.	17,459	602,510
Tier REIT Inc.	13,916	257,168
UDR Inc.	79,791	2,842,155
UMH Properties Inc.	11,113	149,025
Uniti Group Inc.[b]	49,416	803,010
Universal Health Realty Income Trust	3,753	225,555
Urban Edge Properties[b]	30,359	648,165
Urstadt Biddle Properties Inc. Class A	10,554	203,692
Ventas Inc.	107,622	5,330,518
VEREIT Inc.	294,440	2,049,302
VICI Properties Inc.	82,582	1,512,902
Vornado Realty Trust	51,217	3,446,904
Washington Prime Group Inc.	57,363	382,611
Washington REIT	23,724	647,665
Weingarten Realty Investors	36,834	1,034,299
Welltower Inc.	112,420	6,119,021
Weyerhaeuser Co.	225,613	7,896,455
Whitestone REIT[b]	10,495	109,043
WP Carey Inc.[b]	31,923	1,978,907
Xenia Hotels & Resorts Inc.	31,300	617,236

		287,021,470
FOOD & STAPLES RETAILING — 1.50%
Andersons Inc. (The)	7,776	257,386
Casey’s General Stores Inc.	11,387	1,249,951
Chefs’ Warehouse Inc. (The)[a]	6,318	145,314
Costco Wholesale Corp.	131,546	24,787,213
CVS Health Corp.	306,892	19,091,751
Ingles Markets Inc. Class A	4,867	164,748
Kroger Co. (The)	265,663	6,359,972
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,096	15,007
Performance Food Group Co.[a]	30,713	916,783
PriceSmart Inc.	6,769	565,550
Rite Aid Corp.[a,b]	301,612	506,708
Smart & Final Stores Inc.[a]	7,782	43,190
SpartanNash Co.	10,285	177,005
Sprouts Farmers Market Inc.[a]	39,825	934,693
SUPERVALU Inc.[a]	10,462	159,336
Sysco Corp.	145,106	8,700,556
U.S. Foods Holding Corp.[a]	61,424	2,012,865
United Natural Foods Inc.[a,b]	15,250	654,835
Village Super Market Inc. Class A	1,417	37,366
Walgreens Boots Alliance Inc.	258,220	16,905,663
Walmart Inc.	432,860	38,511,554
Weis Markets Inc.	3,125	128,063

		122,325,509

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
FOOD PRODUCTS — 1.21%
Alico Inc.	997	$27,118
Archer-Daniels-Midland Co.	166,691	7,229,389
B&G Foods Inc.[b]	19,224	455,609
Blue Buffalo Pet Products Inc.[a]	27,886	1,110,142
Bunge Ltd.	42,182	3,118,937
Cal-Maine Foods Inc.[a]	9,512	415,674
Calavo Growers Inc.	4,751	438,042
Campbell Soup Co.	53,441	2,314,530
Conagra Brands Inc.	114,433	4,220,289
Darling Ingredients Inc.[a]	47,496	821,681
Dean Foods Co.	28,030	241,619
Farmer Bros. Co.[a,b]	1,905	57,531
Flowers Foods Inc.	54,746	1,196,748
Fresh Del Monte Produce Inc.	10,230	462,805
Freshpet Inc.[a]	6,893	113,390
General Mills Inc.	170,815	7,696,924
Hain Celestial Group Inc. (The)[a]	30,550	979,738
Hershey Co. (The)	41,210	4,078,142
Hormel Foods Corp.	81,666	2,802,777
Hostess Brands Inc.[a]	23,747	351,218
Ingredion Inc.	21,364	2,754,247
J&J Snack Foods Corp.	4,695	641,149
JM Smucker Co. (The)	32,920	4,082,409
John B Sanfilippo & Son Inc.	2,215	128,182
Kellogg Co.	73,318	4,766,403
Kraft Heinz Co. (The)	180,555	11,246,771
Lamb Weston Holdings Inc.	43,363	2,524,594
Lancaster Colony Corp.	5,804	714,705
Landec Corp.[a]	7,271	94,886
Lifeway Foods Inc.[a,b]	1,219	7,302
Limoneira Co.	2,175	51,613
McCormick & Co. Inc./MD NVS	36,776	3,912,599
Mondelez International Inc. Class A	432,920	18,065,752
Pilgrim’s Pride Corp.[a]	17,006	418,518
Pinnacle Foods Inc.	35,164	1,902,372
Post Holdings Inc.[a,b]	19,670	1,490,199
Sanderson Farms Inc.	5,814	691,982
Seaboard Corp.	73	311,345
Seneca Foods Corp. Class Aa	2,453	67,948
Tootsie Roll Industries Inc.[b]	6,308	185,766
TreeHouse Foods Inc.[a,b]	16,268	622,576
Tyson Foods Inc. Class A	84,357	6,174,089

		98,987,710
GAS UTILITIES — 0.16%
Atmos Energy Corp.	32,798	2,762,904
Chesapeake Utilities Corp.	5,170	363,709
National Fuel Gas Co.	24,007	1,235,160
New Jersey Resources Corp.	25,608	1,026,881
Northwest Natural Gas Co.	8,730	503,284

Security	Shares	Value
ONE Gas Inc.	15,495	$1,022,980
RGC Resources Inc.	2,824	71,730
South Jersey Industries Inc.	23,717	667,871
Southwest Gas Holdings Inc.	14,045	949,863
Spire Inc.	14,409	1,041,771
UGI Corp.	52,734	2,342,444
WGL Holdings Inc.	15,377	1,286,286

		13,274,883
HEALTH CARE EQUIPMENT & SUPPLIES — 2.86%
Abaxis Inc.	6,117	431,983
Abbott Laboratories	509,788	30,546,497
ABIOMED Inc.[a]	12,338	3,590,235
Accuray Inc.[a,b]	20,068	100,340
Align Technology Inc.[a]	24,045	6,038,421
Analogic Corp.	3,375	323,662
AngioDynamics Inc.[a]	11,623	200,497
Anika Therapeutics Inc.[a,b]	4,635	230,452
Antares Pharma Inc.[a,b]	42,630	93,786
AtriCure Inc.[a]	7,994	164,037
Atrion Corp.	398	251,257
AxoGen Inc.[a]	9,452	344,998
Baxter International Inc.	150,342	9,778,244
Becton Dickinson and Co.	79,367	17,198,829
Boston Scientific Corp.[a]	411,971	11,255,048
Cantel Medical Corp.	11,273	1,255,925
Cardiovascular Systems Inc.[a,b]	8,629	189,234
Cerus Corp.[a]	44,196	242,194
ConforMIS Inc.[a]	13,969	20,255
CONMED Corp.	7,993	506,197
Cooper Companies Inc. (The)	14,436	3,303,101
Corindus Vascular Robotics Inc.[a,b]	6,365	8,720
CryoLife Inc.[a]	9,276	185,984
Cutera Inc.[a]	4,640	233,160
Danaher Corp.	185,014	18,114,721
DENTSPLY SIRONA Inc.	67,371	3,389,435
DexCom Inc.[a,b]	25,551	1,894,862
Edwards Lifesciences Corp.[a]	63,105	8,804,410
Endologix Inc.[a,b]	24,651	104,274
FONAR Corp.[a]	2,704	80,579
GenMark Diagnostics Inc.[a,b]	13,204	71,830
Glaukos Corp.[a,b]	8,503	262,147
Globus Medical Inc. Class Aa	20,995	1,045,971
Haemonetics Corp.[a]	16,459	1,204,140
Halyard Health Inc.[a]	13,779	634,936
Heska Corp.[a]	2,159	170,712
Hill-Rom Holdings Inc.	20,068	1,745,916
Hologic Inc.[a]	83,609	3,123,632
ICU Medical Inc.[a]	4,675	1,179,970
IDEXX Laboratories Inc.[a]	26,079	4,991,260
Inogen Inc.[a]	5,310	652,280
Insulet Corp.[a]	17,165	1,487,862
Integer Holdings Corp.[a]	9,297	525,745
Integra LifeSciences Holdings Corp.[a,b]	19,822	1,096,949
Intuitive Surgical Inc.[a]	33,458	13,812,466
Invacare Corp.[b]	9,032	157,157
iRhythm Technologies Inc.[a]	4,716	296,872
K2M Group Holdings Inc.[a,b]	12,047	228,291
Lantheus Holdings Inc.[a]	7,743	123,114

SCHEDULES OF INVESTMENTS	41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
LeMaitre Vascular Inc.	5,405	$195,823
LivaNova PLC[a]	14,401	1,274,488
Masimo Corp.[a]	12,956	1,139,480
Medtronic PLC	408,814	32,795,059
Meridian Bioscience Inc.	11,510	163,442
Merit Medical Systems Inc.[a]	14,352	650,863
Natus Medical Inc.[a]	10,079	339,158
Neogen Corp.[a]	14,780	990,112
Nevro Corp.[a,b]	8,219	712,341
Novocure Ltd.[a]	18,516	403,649
NuVasive Inc.[a]	15,064	786,491
NxStage Medical Inc.[a]	20,053	498,518
Obalon Therapeutics Inc.[a]	1,423	4,881
OraSure Technologies Inc.[a]	18,617	314,441
Orthofix International NVa	5,251	308,654
Oxford Immunotec Global PLC[a,b]	8,454	105,252
Penumbra Inc.[a]	9,061	1,047,905
Pulse Biosciences Inc.[a,b]	2,694	36,450
Quidel Corp.[a]	8,112	420,283
Quotient Ltd.[a,b]	10,406	49,012
ResMed Inc.	42,075	4,143,125
Rockwell Medical Inc.[a,b]	15,360	80,026
RTI Surgical Inc.[a]	16,071	73,927
Sientra Inc.[a,b]	4,990	48,203
STAAR Surgical Co.[a,b]	10,264	151,907
STERIS PLC	24,991	2,333,160
Stryker Corp.	102,674	16,522,300
Surmodics Inc.[a]	4,355	165,708
Tactile Systems Technology Inc.[a,b]	3,741	118,964
Teleflex Inc.	13,558	3,457,019
Utah Medical Products Inc.	952	94,105
Varex Imaging Corp.[a]	11,217	401,344
Varian Medical Systems Inc.[a]	27,478	3,370,177
ViewRay Inc.[a,b]	13,467	86,593
Viveve Medical Inc.[a]	9,660	35,356
West Pharmaceutical Services Inc.	22,417	1,979,197
Wright Medical Group NVa,b	32,318	641,189
Zimmer Biomet Holdings Inc.	61,090	6,661,254

		234,292,443
HEALTH CARE PROVIDERS & SERVICES — 2.47%
AAC Holdings Inc.[a]	1,615	18,540
Acadia Healthcare Co. Inc.[a,b]	23,463	919,280
Aceto Corp.	7,648	58,125
Addus HomeCare Corp.[a]	1,459	70,980
Aetna Inc.	96,164	16,251,716
Almost Family Inc.[a]	3,241	181,496
Amedisys Inc.[a]	8,371	505,106
American Renal Associates Holdings Inc.[a,b]	2,516	47,427
AmerisourceBergen Corp.	47,445	4,090,233
AMN Healthcare Services Inc.[a]	14,829	841,546
Anthem Inc.	77,647	17,059,046
BioScrip Inc.[a]	51,270	126,124
BioTelemetry Inc.[a,b]	10,320	320,436
Brookdale Senior Living Inc.[a,b]	56,089	376,357
Capital Senior Living Corp.[a,b]	8,038	86,409

Security	Shares	Value
Cardinal Health Inc.	95,792	$6,004,243
Centene Corp.[a]	51,262	5,478,370
Chemed Corp.	4,786	1,305,908
Cigna Corp.	71,437	11,982,842
Civitas Solutions Inc.[a]	3,259	50,189
Community Health Systems Inc.[a]	33,915	134,303
CorVel Corp.[a]	3,415	172,628
Cross Country Healthcare Inc.[a]	13,662	151,785
DaVita Inc.[a,b]	44,100	2,907,954
Diplomat Pharmacy Inc.[a]	14,349	289,132
Encompass Health Corp.	29,324	1,676,453
Ensign Group Inc. (The)	13,377	351,815
Envision Healthcare Corp.[a,b]	36,844	1,415,915
Express Scripts Holding Co.[a]	170,914	11,806,739
Genesis Healthcare Inc.[a,b]	16,039	24,219
HCA Healthcare Inc.	85,024	8,247,328
HealthEquity Inc.[a]	14,794	895,629
Henry Schein Inc.[a,b]	47,239	3,174,933
Humana Inc.	41,527	11,163,703
Kindred Healthcare Inc.	23,887	218,566
Laboratory Corp. of America Holdings[a]	30,598	4,949,227
LHC Group Inc.[a]	4,314	265,570
LifePoint Health Inc.[a]	11,802	554,694
Magellan Health Inc.[a]	7,549	808,498
McKesson Corp.	62,358	8,784,371
MEDNAX Inc.[a]	27,646	1,537,947
Molina Healthcare Inc.[a]	13,623	1,105,915
National Healthcare Corp.	3,010	179,486
National Research Corp. Class A	2,162	63,239
Owens & Minor Inc.	17,882	278,065
Patterson Companies Inc.	24,411	542,657
PetIQ Inc.[a,b]	3,010	80,066
Premier Inc. Class Aa,b	15,711	491,911
Providence Service Corp. (The)[a]	3,482	240,746
Quest Diagnostics Inc.	40,889	4,101,167
R1 RCM Inc.[a]	29,773	212,579
RadNet Inc.[a]	9,197	132,437
Select Medical Holdings Corp.[a]	30,301	522,692
Surgery Partners Inc.[a]	4,499	77,158
Tenet Healthcare Corp.[a]	23,624	572,882
Tivity Health Inc.[a]	11,339	449,591
Triple-S Management Corp. Class Ba	6,916	180,784
U.S. Physical Therapy Inc.	3,339	271,461
UnitedHealth Group Inc.	289,024	61,851,136
Universal Health Services Inc. Class B	25,759	3,050,123
WellCare Health Plans Inc.[a]	13,444	2,603,162

		202,313,039
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	53,768	664,035
athenahealth Inc.[a,b]	11,812	1,689,470
Castlight Health Inc. Class Ba,b	12,096	44,150
Cerner Corp.[a]	87,302	5,063,516
Computer Programs & Systems Inc.[b]	3,116	90,987
Cotiviti Holdings Inc.[a]	10,918	376,016
Evolent Health Inc. Class Aa,b	16,207	230,950
HealthStream Inc.	7,892	195,958
HMS Holdings Corp.[a]	24,166	406,955
Inovalon Holdings Inc. Class Aa,b	16,949	179,659

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Medidata Solutions Inc.[a,b]	17,034	$1,069,906
NantHealth Inc.[a,b]	1,947	5,938
Omnicell Inc.[a,b]	10,475	454,615
Quality Systems Inc.[a]	15,086	205,924
Tabula Rasa HealthCare Inc.[a,b]	3,780	146,664
Teladoc Inc.[a,b]	17,966	724,030
Veeva Systems Inc. Class Aa	33,073	2,414,991
Vocera Communications Inc.[a,b]	8,942	209,422

		14,173,186
HOTELS, RESTAURANTS & LEISURE — 2.11%
Aramark	72,511	2,868,535
Belmond Ltd. Class Aa	27,562	307,316
Biglari Holdings Inc.[a]	280	114,355
BJ’s Restaurants Inc.	6,910	310,259
Bloomin’ Brands Inc.	26,327	639,220
Bluegreen Vacations Corp.	4,230	89,549
Bojangles’ Inc.[a,b]	3,120	43,212
Boyd Gaming Corp.	24,083	767,284
Brinker International Inc.	14,664	529,370
Caesars Entertainment Corp.[a,b]	41,857	470,891
Carnival Corp.	123,027	8,068,111
Carrols Restaurant Group Inc.[a]	12,641	141,579
Century Casinos Inc.[a]	6,227	46,453
Cheesecake Factory Inc. (The)	13,284	640,554
Chipotle Mexican Grill Inc.[a]	7,300	2,358,703
Choice Hotels International Inc.	9,706	777,936
Churchill Downs Inc.	3,866	943,497
Chuy’s Holdings Inc.[a]	4,490	117,638
Cracker Barrel Old Country Store Inc.	5,842	930,046
Darden Restaurants Inc.	37,131	3,165,418
Dave & Buster’s Entertainment Inc.[a]	12,488	521,249
Del Frisco’s Restaurant Group Inc.[a]	6,521	99,445
Del Taco Restaurants Inc.[a]	12,213	126,527
Denny’s Corp.[a]	19,951	307,844
Dine Brands Global Inc.	5,189	340,295
Domino’s Pizza Inc.	13,134	3,067,577
Drive Shack Inc.[a]	18,542	88,631
Dunkin’ Brands Group Inc.	27,517	1,642,490
El Pollo Loco Holdings Inc.[a,b]	8,391	79,714
Eldorado Resorts Inc.[a]	15,105	498,465
Empire Resorts Inc.[a]	832	14,352
Extended Stay America Inc.	57,320	1,133,216
Fiesta Restaurant Group Inc.[a,b]	8,212	151,922
Fogo De Chao Inc.[a]	1,417	22,318
Golden Entertainment Inc.[a]	5,993	139,217
Habit Restaurants Inc. (The) Class Aa	3,766	33,141
Hilton Grand Vacations Inc.[a]	20,636	887,761
Hilton Worldwide Holdings Inc.	64,535	5,082,777
Hyatt Hotels Corp. Class A	13,952	1,063,980
ILG Inc.	31,579	982,423
Inspired Entertainment Inc.[a]	8,456	46,508
International Game Technology PLC	33,185	887,035
International Speedway Corp. Class A	7,197	317,388
J Alexander’s Holdings Inc.[a]	4,350	49,807
Jack in the Box Inc.	8,623	735,801

Security	Shares	Value
La Quinta Holdings Inc.[a]	26,183	$495,121
Las Vegas Sands Corp.	109,098	7,844,146
Lindblad Expeditions Holdings Inc.[a]	4,288	44,038
Marcus Corp. (The)	5,535	167,987
Marriott International Inc./MD Class A	91,775	12,479,564
Marriott Vacations Worldwide Corp.	6,398	852,214
McDonald’s Corp.	240,615	37,627,374
MGM Resorts International	151,477	5,304,725
Monarch Casino & Resort Inc.[a]	4,113	173,939
Nathan’s Famous Inc.	898	66,362
Noodles & Co.[a,b]	3,527	26,629
Norwegian Cruise Line Holdings Ltd.[a]	60,383	3,198,487
Papa John’s International Inc.	7,992	457,942
Penn National Gaming Inc.[a]	19,968	524,360
Pinnacle Entertainment Inc.[a]	15,257	459,999
Planet Fitness Inc. Class Aa	25,011	944,665
PlayAGS Inc.[a]	3,973	92,412
Potbelly Corp.[a,b]	8,175	98,509
RCI Hospitality Holdings Inc.	3,324	94,368
Red Lion Hotels Corp.[a]	4,144	40,404
Red Robin Gourmet Burgers Inc.[a]	4,137	239,946
Red Rock Resorts Inc. Class A	20,176	590,753
Royal Caribbean Cruises Ltd.	51,970	6,118,948
Ruth’s Hospitality Group Inc.	9,627	235,380
Scientific Games Corp./DE Class Aa	15,537	646,339
SeaWorld Entertainment Inc.[a,b]	19,008	281,889
Shake Shack Inc. Class Aa	6,519	271,386
Six Flags Entertainment Corp.	20,146	1,254,290
Sonic Corp.	10,986	277,177
Speedway Motorsports Inc.	3,226	57,487
Starbucks Corp.	412,803	23,897,166
Texas Roadhouse Inc.	19,925	1,151,266
Vail Resorts Inc.	12,206	2,706,070
Wendy’s Co. (The)	55,054	966,198
Wingstop Inc.	8,629	407,548
Wyndham Worldwide Corp.	29,884	3,419,626
Wynn Resorts Ltd.	24,282	4,428,065
Yum China Holdings Inc.	110,252	4,575,458
Yum! Brands Inc.	101,790	8,665,383
Zoe’s Kitchen Inc.[a]	5,282	76,272

		172,909,701
HOUSEHOLD DURABLES — 0.51%
AV Homes Inc.[a,b]	2,743	50,883
Bassett Furniture Industries Inc.	2,804	85,101
Beazer Homes USA Inc.[a]	11,239	179,262
Cavco Industries Inc.[a]	2,763	480,071
Century Communities Inc.[a]	5,068	151,787
CSS Industries Inc.	2,820	49,350
DR Horton Inc.	102,293	4,484,525
Ethan Allen Interiors Inc.	6,921	158,837
Flexsteel Industries Inc.	2,449	96,931
Garmin Ltd.	36,070	2,125,605
GoPro Inc. Class Aa,b	31,863	152,624
Green Brick Partners Inc.[a]	4,069	44,352
Hamilton Beach Brands Holding Co. Class A	2,849	60,456
Helen of Troy Ltd.[a]	8,515	740,805
Hooker Furniture Corp.	2,872	105,402
Hovnanian Enterprises Inc. Class Aa	28,662	52,451

SCHEDULES OF INVESTMENTS	43

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Installed Building Products Inc.[a]	6,912	$415,066
iRobot Corp.[a,b]	8,288	532,007
KB Home	26,481	753,384
La-Z-Boy Inc.	14,560	436,072
Leggett & Platt Inc.	39,492	1,751,865
Lennar Corp. Class A	77,280	4,554,883
Lennar Corp. Class B	4,211	200,823
LGI Homes Inc.[a,b]	5,742	405,213
Libbey Inc.	5,615	27,457
Lifetime Brands Inc.	2,425	30,070
M/I Homes Inc.[a]	8,295	264,196
MDC Holdings Inc.	14,519	405,371
Meritage Homes Corp.[a]	11,724	530,511
Mohawk Industries Inc.[a]	18,499	4,295,838
New Home Co. Inc. (The)[a]	2,340	25,927
Newell Brands Inc.	146,840	3,741,483
NVR Inc.[a]	988	2,766,400
PICO Holdings Inc.	6,531	74,780
PulteGroup Inc.	81,011	2,389,014
Taylor Morrison Home Corp. Class Aa	33,230	773,594
Tempur Sealy International Inc.[a,b]	13,848	627,176
Toll Brothers Inc.	43,271	1,871,471
TopBuild Corp.[a]	10,940	837,129
TRI Pointe Group Inc.[a]	45,622	749,570
Tupperware Brands Corp.	15,262	738,376
Universal Electronics Inc.[a]	4,142	215,591
Whirlpool Corp.	20,654	3,162,334
William Lyon Homes Class Aa	10,053	276,357
ZAGG Inc.[a]	8,356	101,943

		41,972,343
HOUSEHOLD PRODUCTS — 1.26%
Central Garden & Pet Co.[a]	2,967	127,581
Central Garden & Pet Co. Class A NVS[a]	10,738	425,332
Church & Dwight Co. Inc.	74,424	3,747,993
Clorox Co. (The)	38,614	5,139,910
Colgate-Palmolive Co.	259,906	18,630,062
Energizer Holdings Inc.	17,348	1,033,594
HRG Group Inc.[a]	34,174	563,529
Kimberly-Clark Corp.	105,822	11,654,177
Oil-Dri Corp. of America	1,307	52,528
Orchids Paper Products Co.[b]	1,722	14,034
Procter & Gamble Co. (The)	760,876	60,322,249
Spectrum Brands Holdings Inc.	7,408	768,210
WD-40 Co.	4,449	585,933

		103,065,132
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	200,328	2,277,729
Atlantic Power Corp.[a]	32,132	67,477
Dynegy Inc.[a]	36,760	496,995
NRG Energy Inc.	88,839	2,712,255
NRG Yield Inc. Class A	9,458	155,489
NRG Yield Inc. Class C	17,742	301,614

Security	Shares	Value
Ormat Technologies Inc.	12,563	$708,302
Pattern Energy Group Inc. Class A	23,773	411,035
TerraForm Power Inc. Class A	16,172	173,526
Vistra Energy Corp.[a]	72,073	1,501,281

		8,805,703
INDUSTRIAL CONGLOMERATES — 1.43%
3M Co.	174,810	38,374,291
Carlisle Companies Inc.	18,431	1,924,381
General Electric Co.	2,620,632	35,326,119
Honeywell International Inc.	226,392	32,715,908
Raven Industries Inc.	10,249	359,227
Roper Technologies Inc.	30,375	8,525,959

		117,225,885
INSURANCE — 2.78%
Aflac Inc.	230,494	10,086,417
Alleghany Corp.	4,391	2,698,006
Allstate Corp. (The)	107,235	10,165,878
Ambac Financial Group Inc.[a]	10,524	165,016
American Equity Investment Life Holding Co.	22,360	656,490
American Financial Group Inc./OH	21,018	2,358,640
American International Group Inc.	271,752	14,788,744
American National Insurance Co.	2,034	237,897
AMERISAFE Inc.	5,221	288,460
AmTrust Financial Services Inc.	26,801	329,920
Aon PLC	74,901	10,510,857
Arch Capital Group Ltd.[a]	36,904	3,158,613
Argo Group International Holdings Ltd.	9,378	538,297
Arthur J Gallagher & Co.	54,543	3,748,740
Aspen Insurance Holdings Ltd.	18,100	811,785
Assurant Inc.	16,156	1,476,820
Assured Guaranty Ltd.	34,931	1,264,502
Athene Holding Ltd. Class A NVS[a]	35,559	1,700,076
Atlas Financial Holdings Inc.[a]	3,226	33,389
Axis Capital Holdings Ltd.	23,932	1,377,765
Baldwin & Lyons Inc. Class B	2,471	54,362
Blue Capital Reinsurance Holdings Ltd.	1,749	21,338
Brighthouse Financial Inc.[a]	24,952	1,282,533
Brown & Brown Inc.	69,685	1,772,786
Chubb Ltd.	140,155	19,168,999
Cincinnati Financial Corp.	46,134	3,425,911
Citizens Inc./TXa,b	10,794	79,012
CNA Financial Corp.	7,452	367,756
CNO Financial Group Inc.	49,257	1,067,399
Crawford & Co. Class B	6,013	49,427
Donegal Group Inc. Class A	2,121	33,512
eHealth Inc.[a]	5,895	84,357
EMC Insurance Group Inc.	1,853	50,179
Employers Holdings Inc.	9,433	381,565
Enstar Group Ltd.[a]	3,270	687,518
Erie Indemnity Co. Class A NVS	7,223	849,714
Everest Re Group Ltd.	12,085	3,103,670
FBL Financial Group Inc. Class A	2,778	192,654
Federated National Holding Co.	3,175	50,070
First American Financial Corp.	31,866	1,869,897
FNF Group	78,808	3,153,896

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Genworth Financial Inc. Class Aa	150,784	$426,719
Global Indemnity Ltd.	2,915	100,626
Greenlight Capital Re Ltd. Class Aa	7,968	127,886
Hallmark Financial Services Inc.[a]	4,060	36,215
Hanover Insurance Group Inc. (The)	12,607	1,486,239
Hartford Financial Services Group Inc. (The)	106,932	5,509,137
HCI Group Inc.	3,219	122,837
Health Insurance Innovations Inc. Class Aa	3,326	96,121
Heritage Insurance Holdings Inc.[b]	6,644	100,723
Horace Mann Educators Corp.	11,424	488,376
Independence Holding Co.	2,196	78,287
Infinity Property & Casualty Corp.	3,568	422,451
Investors Title Co.	389	77,761
James River Group Holdings Ltd.	5,897	209,167
Kemper Corp.	11,961	681,777
Kingstone Companies Inc.	4,827	81,094
Kinsale Capital Group Inc.	4,296	220,514
Lincoln National Corp.	65,797	4,807,129
Loews Corp.	83,284	4,141,713
Maiden Holdings Ltd.	20,324	132,106
Markel Corp.[a]	4,074	4,767,599
Marsh & McLennan Companies Inc.	152,936	12,630,984
MBIA Inc.[a,b]	26,676	247,020
Mercury General Corp.	8,053	369,391
MetLife Inc.	273,239	12,538,938
National General Holdings Corp.	14,084	342,382
National Western Life Group Inc. Class A	691	210,672
Navigators Group Inc. (The)	5,732	330,450
NI Holdings Inc.[a]	4,202	70,173
Old Republic International Corp.	70,861	1,519,968
Primerica Inc.	13,527	1,306,708
Principal Financial Group Inc.	79,909	4,867,257
ProAssurance Corp.	15,486	751,845
Progressive Corp. (The)	174,639	10,640,754
Prudential Financial Inc.	127,441	13,196,516
Reinsurance Group of America Inc.	18,991	2,924,614
RenaissanceRe Holdings Ltd.	12,096	1,675,417
RLI Corp.	11,130	705,531
Safety Insurance Group Inc.	4,349	334,221
Selective Insurance Group Inc.	16,821	1,021,035
State Auto Financial Corp.	4,266	121,880
Stewart Information Services Corp.	6,999	307,536
Third Point Reinsurance Ltd.[a]	22,974	320,487
Torchmark Corp.	34,462	2,900,667
Travelers Companies Inc. (The)	82,008	11,387,631
Trupanion Inc.[a,b]	6,672	199,426
United Fire Group Inc.	5,175	247,676
United Insurance Holdings Corp.	4,301	82,321
Universal Insurance Holdings Inc.	10,181	324,774
Unum Group	66,553	3,168,588
Validus Holdings Ltd.	23,526	1,586,829
White Mountains Insurance Group Ltd.	1,075	884,209
Willis Towers Watson PLC	37,368	5,687,036
WMIH Corp.[a]	59,283	84,182
WR Berkley Corp.	28,188	2,049,268
XL Group Ltd.	76,205	4,211,088

		227,504,818

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 3.12%
1-800-Flowers.com Inc. Class Aa,b	7,183	$84,759
Amazon.com Inc.[a]	121,328	175,602,868
Booking Holdings Inc.[a]	14,791	30,771,049
Duluth Holdings Inc. Class Ba,b	2,180	40,831
Expedia Group Inc.	37,020	4,087,378
FTD Companies Inc.[a]	5,082	18,498
Gaia Inc.[a]	3,949	61,210
Groupon Inc.[a,b]	107,653	467,214
Lands’ End Inc.[a,b]	4,206	98,210
Liberty Expedia Holdings Inc. Class Aa	15,625	613,750
Liberty TripAdvisor Holdings Inc. Class Aa	20,550	220,913
Netflix Inc.[a]	123,624	36,512,348
Nutrisystem Inc.	9,517	256,483
Overstock.com Inc.[a,b]	5,024	182,120
PetMed Express Inc.	5,525	230,669
Qurate Retail Group, Inc. NVS[a]	133,943	3,371,345
Shutterfly Inc.[a]	9,612	780,975
TripAdvisor Inc.[a,b]	31,652	1,294,250
Wayfair Inc. Class Aa,b	11,454	773,489

		255,468,359
INTERNET SOFTWARE & SERVICES — 4.39%
2U Inc.[a]	14,386	1,208,856
Akamai Technologies Inc.[a]	49,523	3,515,143
Alarm.com Holdings Inc.[a]	6,023	227,308
Alphabet Inc. Class Aa	89,740	93,072,944
Alphabet Inc. Class C NVS[a]	91,158	94,055,913
Alteryx Inc. Class Aa,b	7,012	239,390
Amber Road Inc.[a]	2,481	22,081
Appfolio Inc. Class Aa	3,596	146,897
Apptio Inc. Class Aa	6,371	180,554
Benefitfocus Inc.[a,b]	5,153	125,733
Blucora Inc.[a]	14,932	367,327
Box Inc. Class Aa	23,319	479,205
Brightcove Inc.[a]	7,944	55,211
Carbonite Inc.[a,b]	6,944	199,987
Care.com Inc.[a]	3,350	54,505
Cars.com Inc.[a]	21,340	604,562
ChannelAdvisor Corp.[a]	5,679	51,679
Cloudera Inc.[a,b]	29,103	628,043
CommerceHub Inc. Series Aa	3,948	88,830
CommerceHub Inc. Series C NVS[a]	7,896	177,581
Cornerstone OnDemand Inc.[a]	16,776	656,109
Coupa Software Inc.[a,b]	8,859	404,148
DHI Group Inc.[a]	12,735	20,376
eBay Inc.[a]	286,306	11,520,953
Endurance International Group Holdings Inc.[a]	16,268	120,383
Envestnet Inc.[a]	12,941	741,519
Etsy Inc.[a]	35,292	990,294
Facebook Inc. Class Aa	712,950	113,922,280
Five9 Inc.[a]	15,464	460,673
GoDaddy Inc. Class Aa,b	37,844	2,324,378
Gogo Inc.[a,b]	15,558	134,266

SCHEDULES OF INVESTMENTS	45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
GrubHub Inc.[a,b]	25,511	$2,588,601
GTT Communications Inc.[a,b]	9,305	527,593
Hortonworks Inc.[a]	15,925	324,392
IAC/InterActiveCorp.[a]	20,904	3,268,968
Instructure Inc.[a]	7,437	313,470
Internap Corp.[a,b]	5,920	65,120
j2 Global Inc.	13,994	1,104,406
Leaf Group Ltd.[a]	9,554	67,356
Limelight Networks Inc.[a]	17,747	72,940
Liquidity Services Inc.[a]	6,542	42,523
LivePerson Inc.[a]	15,489	253,245
LogMeIn Inc.	15,585	1,800,847
Match Group Inc.[a,b]	10,155	451,288
Meet Group Inc. (The)[a,b]	12,080	25,247
MINDBODY Inc. Class Aa,b	13,796	536,664
MuleSoft Inc. Class Aa	7,965	350,301
New Relic Inc.[a]	8,708	645,437
NIC Inc.	18,105	240,796
Nutanix Inc. Class Aa,b	33,578	1,649,016
Okta Inc.[a]	6,455	257,232
Ominto Inc.[a,b]	4,459	12,797
Pandora Media Inc.[a,b]	67,359	338,816
Q2 Holdings Inc.[a]	10,027	456,730
QuinStreet Inc.[a]	9,235	117,931
Quotient Technology Inc.[a,b]	23,139	303,121
Reis Inc.	2,297	49,271
Shutterstock Inc.[a,b]	5,434	261,647
SPS Commerce Inc.[a]	5,201	333,228
Stamps.com Inc.[a]	4,868	978,711
TechTarget Inc.[a]	4,603	91,508
Tintri Inc.[a]	16,813	28,750
Trade Desk Inc. (The) Class Aa	7,054	350,019
TrueCar Inc.[a]	18,733	177,214
Tucows Inc. Class Aa,b	2,660	148,960
Twilio Inc. Class Aa	18,444	704,192
Twitter Inc.[a]	205,356	5,957,378
VeriSign Inc.[a,b]	25,850	3,064,776
Veritone Inc.[a,b]	3,583	49,875
Web.com Group Inc.[a,b]	11,432	206,919
XO Group Inc.[a]	7,442	154,422
Yelp Inc.[a]	23,475	980,081
Yext Inc.[a]	5,754	72,788
Zillow Group Inc. Class Aa	16,815	908,010
Zillow Group Inc. Class C NVS[a,b]	33,108	1,781,210

		358,910,924
IT SERVICES — 4.26%
Accenture PLC Class A	186,878	28,685,773
Acxiom Corp.[a]	24,006	545,176
Alliance Data Systems Corp.	14,498	3,086,044
Amdocs Ltd.	42,238	2,818,119
Automatic Data Processing Inc.	134,557	15,269,528
Black Knight Inc.[a]	35,390	1,666,869
Blackhawk Network Holdings Inc.[a]	16,877	754,402
Booz Allen Hamilton Holding Corp.	43,684	1,691,444
Broadridge Financial Solutions Inc.	35,137	3,854,178

Security	Shares	Value
CACI International Inc. Class Aa	7,416	$1,122,412
Cardtronics PLC Class Aa,b	12,728	283,962
Cass Information Systems Inc.	3,266	194,360
Cognizant Technology Solutions Corp. Class A	176,011	14,168,885
Conduent Inc.[a]	59,043	1,100,561
Convergys Corp.	29,125	658,807
CoreLogic Inc./U.S.[a]	25,225	1,140,927
CSG Systems International Inc.	9,498	430,164
CSRA Inc.	47,623	1,963,496
DST Systems Inc.	18,055	1,510,301
DXC Technology Co.	85,486	8,593,908
EPAM Systems Inc.[a]	14,723	1,686,078
Euronet Worldwide Inc.[a,b]	15,253	1,203,767
Everi Holdings Inc.[a]	18,901	124,180
EVERTEC Inc.	18,364	300,251
ExlService Holdings Inc.[a]	9,174	511,634
Fidelity National Information Services Inc.	99,134	9,546,604
First Data Corp. Class Aa	143,042	2,288,672
Fiserv Inc.[a]	125,734	8,966,092
FleetCor Technologies Inc.[a]	26,850	5,437,125
Gartner Inc.[a]	26,106	3,070,588
Genpact Ltd.	45,524	1,456,313
Global Payments Inc.	45,396	5,062,562
Hackett Group Inc. (The)	7,016	112,677
Information Services Group Inc.[a]	9,091	38,000
International Business Machines Corp.	255,230	39,159,939
Jack Henry & Associates Inc.	22,995	2,781,245
Leidos Holdings Inc.	42,432	2,775,053
ManTech International Corp./VA Class A	8,106	449,640
Mastercard Inc. Class A	279,462	48,950,564
MAXIMUS Inc.	18,986	1,267,126
MoneyGram International Inc.[a]	8,717	75,141
Paychex Inc.	96,492	5,942,942
PayPal Holdings Inc.[a]	341,201	25,886,920
Perficient Inc.[a]	9,064	207,747
Presidio Inc.[a,b]	11,065	173,057
Sabre Corp.	66,683	1,430,350
Science Applications International Corp.	12,880	1,014,944
ServiceSource International Inc.[a]	17,041	64,926
Square Inc. Class Aa,b	72,827	3,583,088
StarTek Inc.[a,b]	6,699	65,516
Switch Inc. Class A	10,820	172,146
Sykes Enterprises Inc.[a]	10,816	313,015
Syntel Inc.[a]	10,268	262,142
Teradata Corp.[a,b]	35,977	1,427,208
Total System Services Inc.	54,208	4,675,982
Travelport Worldwide Ltd.	35,258	576,116
TTEC Holdings Inc.	5,301	162,741
Unisys Corp.[a,b]	15,254	163,980
Virtusa Corp.[a]	8,827	427,756
Visa Inc. Class A	548,518	65,613,723
Western Union Co. (The)	136,686	2,628,472
WEX Inc.[a]	11,693	1,831,358
Worldpay Inc. Class Aa	86,138	7,083,989

		348,510,685
LEISURE PRODUCTS — 0.12%
Acushnet Holdings Corp.	10,720	247,525
American Outdoor Brands Corp.[a,b]	17,082	176,286

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Brunswick Corp./DE	26,653	$1,582,922
Callaway Golf Co.	26,904	440,149
Clarus Corp.[a,b]	11,702	78,988
Escalade Inc.	2,803	38,401
Hasbro Inc.	34,038	2,869,403
Johnson Outdoors Inc. Class A	1,702	105,524
Malibu Boats Inc. Class Aa,b	5,386	178,869
Marine Products Corp.	1,471	20,609
Mattel Inc.[b]	103,537	1,361,512
MCBC Holdings Inc.[a]	6,000	151,200
Nautilus Inc.[a]	8,637	116,168
Polaris Industries Inc.	17,705	2,027,577
Sturm Ruger & Co. Inc.[b]	5,349	280,822
Vista Outdoor Inc.[a]	18,006	293,858

		9,969,813
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Accelerate Diagnostics Inc.[a,b]	6,281	143,521
Agilent Technologies Inc.	97,636	6,531,848
Bio-Rad Laboratories Inc. Class Aa	6,346	1,587,008
Bio-Techne Corp.	11,139	1,682,435
Bruker Corp.	30,190	903,285
Cambrex Corp.[a,b]	9,833	514,266
Charles River Laboratories International Inc.[a]	14,477	1,545,275
Codexis Inc.[a,b]	9,745	107,195
Enzo Biochem Inc.[a]	11,576	63,436
Fluidigm Corp.[a,b]	6,641	38,783
Illumina Inc.[a]	43,932	10,386,403
IQVIA Holdings Inc.[a]	48,018	4,711,046
Luminex Corp.	11,144	234,804
Medpace Holdings Inc.[a]	2,359	82,353
Mettler-Toledo International Inc.[a]	7,574	4,355,277
NanoString Technologies Inc.[a]	6,052	45,451
NeoGenomics Inc.[a,b]	13,842	112,951
Pacific Biosciences of California Inc.[a,b]	28,249	57,910
PerkinElmer Inc.	32,695	2,475,665
PRA Health Sciences Inc.[a]	14,530	1,205,409
QIAGEN NVa	67,273	2,173,591
Syneos Health Inc.[a]	16,219	575,774
Thermo Fisher Scientific Inc.	120,184	24,813,189
Waters Corp.[a]	23,107	4,590,206

		68,937,081
MACHINERY — 2.07%
Actuant Corp. Class A	18,019	418,942
AGCO Corp.	19,567	1,268,920
Alamo Group Inc.	2,775	304,972
Albany International Corp. Class A	9,124	572,075
Allison Transmission Holdings Inc.	37,507	1,465,023
Altra Industrial Motion Corp.	9,160	420,902
American Railcar Industries Inc.	2,768	103,551
Astec Industries Inc.	6,869	379,031
Barnes Group Inc.	15,373	920,689
Blue Bird Corp.[a]	5,027	119,140

Security	Shares	Value
Briggs & Stratton Corp.	13,624	$291,690
Caterpillar Inc.	171,180	25,228,508
Chart Industries Inc.[a]	9,834	580,501
CIRCOR International Inc.	5,009	213,684
Colfax Corp.[a]	26,406	842,351
Columbus McKinnon Corp./NY	7,505	268,979
Commercial Vehicle Group Inc.[a,b]	9,756	75,609
Crane Co.	14,869	1,378,951
Cummins Inc.	47,363	7,677,069
Deere & Co.	97,220	15,100,210
DMC Global Inc.	4,097	109,595
Donaldson Co. Inc.	39,499	1,779,430
Douglas Dynamics Inc.	6,234	270,244
Dover Corp.	46,884	4,604,946
Eastern Co. (The)	2,606	74,271
Energy Recovery Inc.[a,b]	10,077	82,833
EnPro Industries Inc.	5,903	456,774
ESCO Technologies Inc.	7,513	439,886
Evoqua Water Technologies Corp.[a,b]	9,613	204,661
ExOne Co. (The)[a]	3,511	25,560
Federal Signal Corp.	17,024	374,868
Flowserve Corp.	38,579	1,671,628
Fortive Corp.	92,880	7,200,058
Franklin Electric Co. Inc.	13,261	540,386
FreightCar America Inc.	3,264	43,738
Gardner Denver Holdings Inc.[a]	22,291	683,888
Gates Industrial Corp. PLC[a]	13,451	235,527
Gencor Industries Inc.[a]	2,250	36,225
Global Brass & Copper Holdings Inc.	6,022	201,436
Gorman-Rupp Co. (The)	5,383	157,453
Graco Inc.	50,397	2,304,151
Graham Corp.	2,939	62,953
Greenbrier Companies Inc. (The)	7,678	385,819
Hardinge Inc.	3,393	62,160
Harsco Corp.[a]	22,771	470,221
Hillenbrand Inc.	19,661	902,440
Hurco Companies Inc.	1,835	84,226
Hyster-Yale Materials Handling Inc.	2,848	199,161
IDEX Corp.	22,852	3,256,639
Illinois Tool Works Inc.	91,568	14,345,043
Ingersoll-Rand PLC	75,275	6,436,765
ITT Inc.	26,563	1,301,056
John Bean Technologies Corp.[b]	9,771	1,108,031
Kadant Inc.	3,210	303,345
Kennametal Inc.	25,204	1,012,193
LB Foster Co. Class Aa	3,998	94,153
Lincoln Electric Holdings Inc.	17,547	1,578,353
Lindsay Corp.	3,486	318,760
Lydall Inc.[a]	4,827	232,903
Manitowoc Co. Inc. (The)[a]	10,496	298,716
Meritor Inc.[a]	23,860	490,562
Middleby Corp. (The)[a,b]	16,412	2,031,641
Milacron Holdings Corp.[a]	21,633	435,689
Miller Industries Inc./TN	3,041	76,025
Mueller Industries Inc.	17,623	461,018
Mueller Water Products Inc. Class A	44,020	478,497
Navistar International Corp.[a,b]	15,640	546,931
NN Inc.	7,724	185,376
Nordson Corp.	17,617	2,401,902
Omega Flex Inc.	814	52,991

SCHEDULES OF INVESTMENTS	47

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Oshkosh Corp.	22,823	$1,763,533
PACCAR Inc.	103,012	6,816,304
Park-Ohio Holdings Corp.	2,414	93,784
Parker-Hannifin Corp.	39,988	6,839,148
Pentair PLC	50,055	3,410,247
Proto Labs Inc.[a]	7,576	890,559
RBC Bearings Inc.[a]	7,064	877,349
REV Group Inc.	10,666	221,426
Rexnord Corp.[a]	30,893	916,904
Snap-on Inc.	17,156	2,531,196
Spartan Motors Inc.	9,685	166,582
SPX Corp.[a]	11,508	373,780
SPX FLOW Inc.[a]	13,199	649,259
Standex International Corp.	3,448	328,767
Stanley Black & Decker Inc.	46,075	7,058,690
Sun Hydraulics Corp.	7,625	408,395
Tennant Co.	5,261	356,170
Terex Corp.	23,002	860,505
Timken Co. (The)	20,524	935,894
Titan International Inc.	13,033	164,346
Toro Co. (The)	31,182	1,947,316
TriMas Corp.[a]	12,546	329,332
Trinity Industries Inc.	46,167	1,506,429
Wabash National Corp.[b]	19,152	398,553
WABCO Holdings Inc.[a]	15,125	2,024,784
Wabtec Corp./DEb	25,933	2,110,946
Watts Water Technologies Inc. Class A	7,975	619,657
Welbilt Inc.[a,b]	37,097	721,537
Woodward Inc.	15,472	1,108,724
Xylem Inc./NY	53,600	4,122,912

		169,294,952
MARINE — 0.03%
Costamare Inc.	20,553	128,251
Eagle Bulk Shipping Inc.[a]	17,280	85,536
Kirby Corp.[a,b]	15,523	1,194,495
Matson Inc.	13,662	391,279
Navios Maritime Holdings Inc.[a]	46,552	41,799
Safe Bulkers Inc.[a]	27,576	87,416
Scorpio Bulkers Inc.	20,356	143,510

		2,072,286
MEDIA — 2.47%
AMC Entertainment Holdings Inc. Class Ab	15,832	222,440
AMC Networks Inc. Class Aa	14,542	751,821
Beasley Broadcast Group Inc. Class A	6,810	76,953
Cable One Inc.	1,394	957,831
CBS Corp. Class B NVS	100,298	5,154,314
Central European Media Enterprises Ltd. Class Aa,b	21,356	89,695
Charter Communications Inc. Class Aa	53,153	16,542,277
Cinemark Holdings Inc.	31,163	1,173,910
Clear Channel Outdoor Holdings Inc. Class A	11,533	56,512
Cogint Inc.[a,b]	4,393	10,983
Comcast Corp. Class A	1,399,172	47,809,707

Security	Shares	Value
Daily Journal Corp.[a,b]	220	$50,268
Discovery Communications Inc. Class Aa,b	44,051	944,013
Discovery Communications Inc. Class C NVS[a]	89,829	1,753,462
DISH Network Corp. Class Aa,b	66,088	2,504,074
Emerald Expositions Events Inc.	4,659	90,757
Entercom Communications Corp. Class A	37,768	364,461
Entravision Communications Corp. Class A	22,906	107,658
Eros International PLC[a,b]	8,483	92,465
EW Scripps Co. (The) Class A NVS	17,470	209,465
Gannett Co. Inc.	32,034	319,699
GCI Liberty Inc. Class Aa	29,093	1,537,856
Global Eagle Entertainment Inc.[a,b]	11,964	17,587
Gray Television Inc.[a]	24,914	316,408
Hemisphere Media Group Inc.[a,b]	2,362	26,573
IMAX Corp.[a]	16,917	324,806
Interpublic Group of Companies Inc. (The)	115,367	2,656,902
John Wiley & Sons Inc. Class A	12,753	812,366
Liberty Broadband Corp. Class Aa,b	7,962	675,178
Liberty Broadband Corp. Class C NVS[a]	31,113	2,666,073
Liberty Media Corp.-Liberty Braves Class Aa,b	2,978	67,690
Liberty Media Corp.-Liberty Braves Class C NVS[a]	9,804	223,727
Liberty Media Corp.-Liberty Formula One Class Aa,b	7,347	215,194
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	55,875	1,723,744
Liberty Media Corp.-Liberty SiriusXM Class Aa	26,750	1,099,425
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a,b]	53,381	2,180,614
Lions Gate Entertainment Corp. Class Ab	16,167	417,594
Lions Gate Entertainment Corp. Class B NVS	30,851	742,892
Live Nation Entertainment Inc.[a]	40,742	1,716,868
Loral Space & Communications Inc.[a]	3,571	148,732
Madison Square Garden Co. (The) Class Aa	5,678	1,395,652
MDC Partners Inc. Class Aa	13,487	97,106
Meredith Corp.	10,952	589,218
MSG Networks Inc. Class Aa,b	17,078	385,963
National CineMedia Inc.	20,163	104,646
New Media Investment Group Inc.	17,467	299,384
New York Times Co. (The) Class A	39,419	949,998
News Corp. Class A NVS	114,716	1,812,513
News Corp. Class B	39,191	630,975
Nexstar Media Group Inc. Class A	12,932	859,978
Omnicom Group Inc.	69,068	5,019,172
Reading International Inc. Class A NVS[a]	4,835	80,503
Saga Communications Inc. Class A	1,289	48,015
Salem Media Group Inc. Class A	3,220	11,592
Scholastic Corp. NVS	7,957	309,050
Sinclair Broadcast Group Inc. Class A	21,697	679,116
Sirius XM Holdings Inc.[b]	427,243	2,665,996
TEGNA Inc.	63,996	728,914
Time Warner Inc.	233,792	22,112,047
Townsquare Media Inc. Class Ab	2,470	19,587
Tribune Media Co. Class A	24,668	999,301
tronc Inc.[a,b]	6,173	101,361
Twenty-First Century Fox Inc. Class A NVS	314,569	11,541,537
Twenty-First Century Fox Inc. Class B	131,108	4,768,398
Viacom Inc. Class A	2,828	111,989
Viacom Inc. Class B NVS	105,321	3,271,270
Walt Disney Co. (The)	453,415	45,541,003
WideOpenWest Inc.[a]	6,308	45,102
World Wrestling Entertainment Inc. Class A	11,533	415,303

		202,447,683

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
METALS & MINING — 0.48%
AK Steel Holding Corp.[a,b]	91,870	$416,171
Alcoa Corp.[a]	55,208	2,482,152
Allegheny Technologies Inc.[a]	37,427	886,271
Ampco-Pittsburgh Corp.	2,470	21,983
Carpenter Technology Corp.	13,613	600,606
Century Aluminum Co.[a]	14,569	240,971
Cleveland-Cliffs Inc.[a,b]	93,064	646,795
Coeur Mining Inc.[a]	53,611	428,888
Commercial Metals Co.	36,138	739,383
Compass Minerals International Inc.[b]	10,278	619,763
Ferroglobe PLC[a]	15,827	—
Freeport-McMoRan Inc.[a]	409,830	7,200,713
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Gold Resource Corp.	14,597	65,832
Haynes International Inc.	3,366	124,912
Hecla Mining Co.[b]	113,209	415,477
Kaiser Aluminum Corp.	4,985	502,987
Klondex Mines Ltd.[a]	52,206	122,684
Materion Corp.	5,642	288,024
Newmont Mining Corp.	160,545	6,272,493
Nucor Corp.	96,422	5,890,420
Olympic Steel Inc.	2,433	49,901
Ramaco Resources Inc.[a,b]	1,782	12,813
Reliance Steel & Aluminum Co.	21,539	1,846,754
Royal Gold Inc.	19,409	1,666,651
Ryerson Holding Corp.[a]	3,087	25,159
Schnitzer Steel Industries Inc. Class A	7,134	230,785
Southern Copper Corp.	24,651	1,335,591
Steel Dynamics Inc.	68,130	3,012,709
SunCoke Energy Inc.[a]	19,819	213,252
Tahoe Resources Inc.	87,872	412,120
TimkenSteel Corp.[a]	11,449	173,910
U.S. Steel Corp.	52,058	1,831,921
Warrior Met Coal Inc.[b]	9,891	277,047
Worthington Industries Inc.	12,828	550,578

		39,605,773
MORTGAGE REAL ESTATE INVESTMENT — 0.21%
AG Mortgage Investment Trust Inc.	6,956	120,826
AGNC Investment Corp.	117,832	2,229,381
Annaly Capital Management Inc.	350,150	3,652,065
Anworth Mortgage Asset Corp.	22,506	108,029
Apollo Commercial Real Estate Finance Inc.[b]	31,638	568,851
Ares Commercial Real Estate Corp.	8,359	103,234
ARMOUR Residential REIT Inc.[b]	12,674	295,051
Capstead Mortgage Corp.	26,511	229,320
Cherry Hill Mortgage Investment Corp.	4,068	71,353
Chimera Investment Corp.[b]	57,508	1,001,214
CYS Investments Inc.	49,050	329,616
Dynex Capital Inc.	15,478	102,619
Ellington Residential Mortgage REIT	4,967	54,438
Granite Point Mortgage Trust Inc.	13,718	226,896
Great Ajax Corp.	6,873	93,129

Security	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	16,109	$314,126
Invesco Mortgage Capital Inc.[b]	34,568	566,224
KKR Real Estate Finance Trust Inc.	3,570	71,614
Ladder Capital Corp.	21,191	319,560
MFA Financial Inc.	119,215	897,689
MTGE Investment Corp.	11,725	209,878
New Residential Investment Corp.	99,824	1,642,105
New York Mortgage Trust Inc.[b]	28,640	169,835
Orchid Island Capital Inc.[b]	20,649	152,183
Owens Realty Mortgage Inc.[b]	2,942	42,894
PennyMac Mortgage Investment Trust[c]	18,812	339,180
Redwood Trust Inc.	22,201	343,450
Resource Capital Corp.	8,731	83,032
Starwood Property Trust Inc.	77,576	1,625,217
Sutherland Asset Management Corp.	5,147	77,977
TPG RE Finance Trust Inc.[b]	8,126	161,626
Two Harbors Investment Corp.	51,155	786,252
Western Asset Mortgage Capital Corp.	12,745	123,499

		17,112,363
MULTI-UTILITIES — 0.85%
Ameren Corp.	72,496	4,105,449
Avista Corp.	18,777	962,321
Black Hills Corp.	15,771	856,365
CenterPoint Energy Inc.	129,255	3,541,587
CMS Energy Corp.	84,092	3,808,527
Consolidated Edison Inc.	93,730	7,305,316
Dominion Energy Inc.	193,662	13,058,629
DTE Energy Co.	53,771	5,613,692
MDU Resources Group Inc.	57,046	1,606,415
NiSource Inc.	101,470	2,426,148
NorthWestern Corp.	14,404	774,935
Public Service Enterprise Group Inc.	152,097	7,641,353
SCANA Corp.	39,476	1,482,324
Sempra Energy	75,603	8,408,566
Unitil Corp.	3,933	182,531
Vectren Corp.	24,522	1,567,446
WEC Energy Group Inc.	94,749	5,940,762

		69,282,366
MULTILINE RETAIL — 0.43%
Big Lots Inc.	12,274	534,287
Dillard’s Inc. Class Ab	3,850	309,309
Dollar General Corp.	82,242	7,693,739
Dollar Tree Inc.[a]	69,107	6,558,254
Fred’s Inc. Class A	10,585	31,649
JC Penney Co. Inc.[a,b]	93,261	281,648
Kohl’s Corp.	51,095	3,347,234
Macy’s Inc.	91,494	2,721,032
Nordstrom Inc.	34,901	1,689,557
Ollie’s Bargain Outlet Holdings Inc.[a,b]	14,139	852,582
Sears Holdings Corp.[a,b]	3,765	10,053
Target Corp.	164,638	11,430,816

		35,460,160

SCHEDULES OF INVESTMENTS	49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.69%
Abraxas Petroleum Corp.[a]	48,306	$107,239
Adams Resources & Energy Inc.	687	29,885
Anadarko Petroleum Corp.	165,133	9,975,685
Andeavor	46,779	4,704,096
Antero Resources Corp.[a]	68,884	1,367,347
Apache Corp.	114,336	4,399,649
Arch Coal Inc. Class A	5,574	512,139
Ardmore Shipping Corp.[a]	5,079	38,600
Bonanza Creek Energy Inc.[a]	6,180	171,248
Cabot Oil & Gas Corp.	139,810	3,352,644
California Resources Corp.[a]	10,600	181,790
Callon Petroleum Co.[a,b]	62,479	827,222
Carrizo Oil & Gas Inc.[a,b]	23,119	369,904
Centennial Resource Development Inc./DE Class Aa,b	46,981	862,101
Cheniere Energy Inc.[a]	61,921	3,309,677
Chesapeake Energy Corp.[a,b]	270,185	815,959
Chevron Corp.	569,883	64,989,457
Cimarex Energy Co.	28,470	2,661,945
Clean Energy Fuels Corp.[a,b]	49,530	81,725
Cloud Peak Energy Inc.[a]	23,794	69,241
CNX Resources Corp.[a]	69,093	1,066,105
Concho Resources Inc.[a]	44,634	6,709,829
ConocoPhillips	354,938	21,044,274
CONSOL Energy Inc.[a]	8,640	250,301
Contango Oil & Gas Co.[a]	5,525	19,614
Continental Resources Inc./OKa,b	25,514	1,504,050
CVR Energy Inc.	4,582	138,468
Delek U.S. Holdings Inc.	24,671	1,004,110
Denbury Resources Inc.[a]	135,615	371,585
Devon Energy Corp.	157,472	5,006,035
DHT Holdings Inc.	30,818	104,781
Diamondback Energy Inc.[a,b]	29,301	3,707,163
Dorian LPG Ltd.[a,b]	7,858	58,856
Earthstone Energy Inc. Class Aa	7,680	77,722
Eclipse Resources Corp.[a]	37,910	54,590
Energen Corp.[a]	28,888	1,815,900
Energy XXI Gulf Coast Inc.[a]	8,787	33,742
EOG Resources Inc.	174,083	18,325,717
EP Energy Corp. Class Aa,b	9,820	13,159
EQT Corp.	73,599	3,496,689
Evolution Petroleum Corp.	4,339	34,929
Extraction Oil & Gas Inc.[a,b]	35,925	411,701
Exxon Mobil Corp.	1,278,300	95,373,963
Frontline Ltd./Bermuda[b]	23,056	102,138
GasLog Ltd.	12,150	199,868
Gastar Exploration Inc.[a,b]	86,718	59,202
Gener8 Maritime Inc.[a]	16,060	90,739
Golar LNG Ltd.	28,319	774,808
Green Plains Inc.	10,693	179,642
Gulfport Energy Corp.[a]	47,165	455,142
Halcon Resources Corp.[a,b]	38,490	187,446
Hallador Energy Co.	10,786	74,100
Hess Corp.	85,921	4,349,321
HighPoint Resources Corp. NVS[a]	36,500	185,420

Security	Shares	Value
HollyFrontier Corp.	52,906	$2,584,987
International Seaways Inc.[a]	8,739	153,806
Isramco Inc.[a]	237	24,601
Jagged Peak Energy Inc.[a]	17,073	241,242
Jones Energy Inc. Class Aa,b	11,633	9,306
Kinder Morgan Inc./DE	572,893	8,627,769
Kosmos Energy Ltd.[a,b]	69,078	435,191
Laredo Petroleum Inc.[a,b]	51,332	447,102
Lilis Energy Inc.[a,b]	15,358	60,971
Marathon Oil Corp.	253,639	4,091,197
Marathon Petroleum Corp.	146,153	10,685,246
Matador Resources Co.[a]	29,082	869,843
Midstates Petroleum Co. Inc.[a]	5,483	73,088
Murphy Oil Corp.	47,991	1,240,087
NACCO Industries Inc. Class A	1,452	47,698
Navios Maritime Acquisition Corp.	23,089	19,395
Newfield Exploration Co.[a]	58,852	1,437,166
Noble Energy Inc.	143,838	4,358,291
Nordic American Tankers Ltd.	32,892	63,810
Oasis Petroleum Inc.[a]	79,912	647,287
Occidental Petroleum Corp.	230,518	14,974,449
ONEOK Inc.	116,724	6,643,930
Overseas Shipholding Group Inc. Series Aa	9,865	28,017
Pacific Ethanol Inc.[a]	5,664	16,992
Panhandle Oil and Gas Inc. Class A	3,932	75,888
Par Pacific Holdings Inc.[a,b]	8,784	150,821
Parsley Energy Inc. Class Aa	69,031	2,001,209
PBF Energy Inc. Class A	32,284	1,094,428
PDC Energy Inc.[a]	19,617	961,822
Peabody Energy Corp.	20,747	757,266
Penn Virginia Corp.[a]	4,236	148,429
PetroCorp Inc. Escrow[a,d]	1,248	—
Phillips 66	128,274	12,304,042
Pioneer Natural Resources Co.	51,085	8,775,381
QEP Resources Inc.[a]	70,172	686,984
Range Resources Corp.[b]	68,218	991,890
Renewable Energy Group Inc.[a,b]	11,528	147,558
Resolute Energy Corp.[a,b]	6,446	223,354
REX American Resources Corp.[a]	1,794	130,603
Ring Energy Inc.[a]	14,483	207,831
Rosehill Resources Inc.[a]	8,820	51,773
RSP Permian Inc.[a]	39,228	1,839,009
Sanchez Energy Corp.[a,b]	19,473	60,950
SandRidge Energy Inc.[a]	10,361	150,338
Scorpio Tankers Inc.	79,480	155,781
SemGroup Corp. Class A	19,456	416,358
Ship Finance International Ltd.	18,501	264,564
SilverBow Resources Inc.[a]	2,868	83,459
SM Energy Co.	33,936	611,866
Southwestern Energy Co.[a]	177,436	768,298
SRC Energy Inc.[a]	73,885	696,736
Stone Energy Corp.[a]	5,779	214,401
Targa Resources Corp.	63,556	2,796,464
Teekay Corp.[b]	22,620	182,996
Teekay Tankers Ltd. Class A	82,205	97,824
Tellurian Inc.[a,b]	16,449	118,597
Ultra Petroleum Corp.[a,b]	57,924	241,543
Uranium Energy Corp.[a,b]	55,062	72,131
Valero Energy Corp.	131,942	12,240,259
W&T Offshore Inc.[a]	27,870	123,464

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Westmoreland Coal Co.[a]	4,864	$1,994
Whiting Petroleum Corp.[a]	26,859	908,909
WildHorse Resource Development Corp.[a,b]	14,528	277,340
Williams Companies Inc. (The)	250,256	6,221,364
World Fuel Services Corp.	20,107	493,627
WPX Energy Inc.[a]	121,783	1,799,953

		383,437,637
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.	10,942	422,361
Clearwater Paper Corp.[a]	5,158	201,678
Domtar Corp.	18,490	786,565
KapStone Paper and Packaging Corp.	24,983	857,167
Louisiana-Pacific Corp.	43,490	1,251,207
Neenah Inc.	5,263	412,619
PH Glatfelter Co.	11,884	243,979
Schweitzer-Mauduit International Inc.	8,670	339,430
Verso Corp. Class Aa	10,318	173,755

		4,688,761
PERSONAL PRODUCTS — 0.21%
Coty Inc. Class A	142,315	2,604,364
Edgewell Personal Care Co.[a]	17,116	835,603
elf Beauty Inc.[a,b]	6,141	118,951
Estee Lauder Companies Inc. (The) Class A	65,446	9,798,575
Herbalife Ltd.[a]	19,324	1,883,510
Inter Parfums Inc.	4,557	214,863
Medifast Inc.	2,762	258,109
Natural Health Trends Corp.[b]	2,070	39,351
Nature’s Sunshine Products Inc.	3,282	36,102
Nu Skin Enterprises Inc. Class A	15,186	1,119,360
Revlon Inc. Class Aa,b	3,227	66,476
USANA Health Sciences Inc.[a]	3,432	294,809

		17,270,073
PHARMACEUTICALS — 3.95%
Aclaris Therapeutics Inc.[a,b]	6,972	122,149
Aerie Pharmaceuticals Inc.[a,b]	10,677	579,227
Akcea Therapeutics Inc.[a,b]	4,467	114,400
Akorn Inc.[a]	26,932	503,898
Allergan PLC	101,381	17,061,409
Amphastar Pharmaceuticals Inc.[a]	11,861	222,394
ANI Pharmaceuticals Inc.[a,b]	1,941	113,005
Aratana Therapeutics Inc.[a]	7,127	31,430
Assembly Biosciences Inc.[a]	5,491	269,828
Bristol-Myers Squibb Co.	496,555	31,407,104
Catalent Inc.[a]	40,043	1,644,166
Clearside Biomedical Inc.[a,b]	8,304	89,102
Collegium Pharmaceutical Inc.[a]	6,375	162,881
Corcept Therapeutics Inc.[a,b]	25,928	426,516
Depomed Inc.[a]	16,824	110,870
Dermira Inc.[a]	12,098	96,663
Dova Pharmaceuticals Inc.[a,b]	2,946	79,896

Security	Shares	Value
Durect Corp.[a,b]	29,261	$62,619
Eli Lilly & Co.	294,397	22,777,496
Endo International PLC[a]	66,768	396,602
Horizon Pharma PLC[a]	47,085	668,607
Impax Laboratories Inc.[a,b]	20,663	401,895
Innoviva Inc.[a]	21,858	364,373
Intersect ENT Inc.[a]	9,043	355,390
Intra-Cellular Therapies Inc.[a]	14,123	297,289
Johnson & Johnson	813,079	104,196,074
Kala Pharmaceuticals Inc.[a,b]	2,951	46,714
Lannett Co. Inc.[a,b]	7,177	115,191
Mallinckrodt PLC[a]	29,581	428,333
Medicines Co. (The)[a,b]	19,808	652,476
Melinta Therapeutics Inc.[a,b]	2,490	18,426
Menlo Therapeutics Inc.[a]	2,722	102,293
Merck & Co. Inc.	825,448	44,962,153
Mylan NVa	161,520	6,649,778
MyoKardia Inc.[a]	5,558	271,230
Nektar Therapeutics[a]	44,615	4,740,790
Neos Therapeutics Inc.[a,b]	10,158	84,311
Ocular Therapeutix Inc.[a]	4,960	32,290
Odonate Therapeutics Inc.[a]	3,412	72,266
Omeros Corp.[a,b]	15,554	173,738
Pacira Pharmaceuticals Inc./DEa	11,821	368,224
Paratek Pharmaceuticals Inc.[a,b]	7,817	101,621
Perrigo Co. PLC	39,186	3,265,761
Pfizer Inc.	1,783,415	63,293,398
Phibro Animal Health Corp. Series A	5,932	235,500
Prestige Brands Holdings Inc.[a]	15,549	524,312
Reata Pharmaceuticals Inc. Series Aa	4,167	85,465
Revance Therapeutics Inc.[a,b]	7,536	232,109
scPharmaceuticals Inc.[a]	5,405	67,022
Sienna Biopharmaceuticals Inc.[a]	3,244	60,922
Supernus Pharmaceuticals Inc.[a]	14,894	682,145
Teligent Inc.[a]	8,546	28,715
Tetraphase Pharmaceuticals Inc.[a,b]	9,735	29,886
TherapeuticsMD Inc.[a,b]	45,586	222,004
Theravance Biopharma Inc.[a,b]	12,006	291,146
WaVe Life Sciences Ltd.[a,b]	4,593	184,179
Zoetis Inc.	148,093	12,367,246
Zogenix Inc.[a]	9,942	398,177
Zynerba Pharmaceuticals Inc.[a,b]	4,115	35,759

		323,378,863
PROFESSIONAL SERVICES — 0.48%
Acacia Research Corp.[a,b]	13,218	46,263
ASGN Inc.[a]	15,137	1,239,418
Barrett Business Services Inc.	1,997	165,511
BG Staffing Inc.	4,204	79,834
CBIZ Inc.[a]	16,738	305,468
CoStar Group Inc.[a]	10,742	3,895,909
CRA International Inc.	3,014	157,602
Dun & Bradstreet Corp. (The)	10,933	1,279,161
Equifax Inc.	36,177	4,262,012
Exponent Inc.	7,623	599,549
Forrester Research Inc.	2,409	99,853
Franklin Covey Co.[a,b]	3,795	102,086
FTI Consulting Inc.[a]	10,674	516,728
GP Strategies Corp.[a]	3,049	69,060

SCHEDULES OF INVESTMENTS	51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Heidrick & Struggles International Inc.	5,095	$159,219
Hill International Inc.[a]	6,736	38,395
Huron Consulting Group Inc.[a]	6,552	249,631
ICF International Inc.	5,495	321,183
IHS Markit Ltd.[a]	115,197	5,557,103
Insperity Inc.	11,333	788,210
Kelly Services Inc. Class A NVS	7,892	229,184
Kforce Inc.	8,052	217,807
Korn/Ferry International	15,186	783,446
ManpowerGroup Inc.	19,867	2,286,692
Mistras Group Inc.[a]	4,347	82,332
Navigant Consulting Inc.[a]	14,508	279,134
Nielsen Holdings PLC	106,789	3,394,822
Red Violet Inc. NVS[a,b]	591	3,603
Resources Connection Inc.	7,387	119,669
Robert Half International Inc.	36,831	2,132,147
RPX Corp.	14,725	157,410
TransUnion[a]	53,582	3,042,386
TriNet Group Inc.[a]	13,245	613,508
TrueBlue Inc.[a]	11,395	295,131
Verisk Analytics Inc. Class Aa	45,294	4,710,576
WageWorks Inc.[a]	12,360	558,672
Willdan Group Inc.[a]	2,622	74,334

		38,913,048
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Altisource Portfolio Solutions SAa,b	4,103	108,976
CBRE Group Inc. Class Aa	87,814	4,146,577
Consolidated-Tomoka Land Co.[b]	1,132	71,146
Forestar Group Inc.[a]	5,154	109,007
FRP Holdings Inc.[a]	1,788	100,128
Griffin Industrial Realty Inc.	193	7,243
HFF Inc. Class A	10,875	540,488
Howard Hughes Corp. (The)[a,b]	10,989	1,528,900
Jones Lang LaSalle Inc.	13,469	2,352,226
Kennedy-Wilson Holdings Inc.	36,059	627,427
Marcus & Millichap Inc.[a]	3,831	138,146
Maui Land & Pineapple Co. Inc.[a]	3,745	43,629
Newmark Group Inc. Class Aa	6,989	106,163
Rafael Holdings Inc. Class Ba	2,114	10,253
RE/MAX Holdings Inc. Class A	5,066	306,240
Realogy Holdings Corp.	40,305	1,099,520
Redfin Corp.[a,b]	17,515	399,868
RMR Group Inc. (The) Class A	1,876	131,226
St. Joe Co. (The)[a,b]	14,872	280,337
Stratus Properties Inc.[a,b]	1,835	55,417
Tejon Ranch Co.[a,b]	4,593	106,144
Transcontinental Realty Investors Inc.[a]	2,635	107,007
Trinity Place Holdings Inc.[a,b]	11,018	71,617

		12,447,685
ROAD & RAIL — 0.94%
AMERCO	1,510	521,101
ArcBest Corp.	7,063	226,369

Security	Shares	Value
Avis Budget Group Inc.[a,b]	20,889	$978,441
Covenant Transportation Group Inc. Class Aa	3,052	91,041
CSX Corp.	257,330	14,335,854
Daseke Inc.[a]	7,340	71,859
Genesee & Wyoming Inc. Class Aa	17,990	1,273,512
Heartland Express Inc.[b]	13,560	243,944
Hertz Global Holdings Inc.[a,b]	17,978	356,863
JB Hunt Transport Services Inc.	25,843	3,027,507
Kansas City Southern	30,722	3,374,812
Knight-Swift Transportation Holdings Inc.[b]	37,683	1,733,795
Landstar System Inc.	12,270	1,345,406
Marten Transport Ltd.	10,671	243,299
Norfolk Southern Corp.	85,783	11,647,616
Old Dominion Freight Line Inc.	18,283	2,687,053
Roadrunner Transportation Systems Inc.[a]	7,704	19,568
Ryder System Inc.	15,367	1,118,564
Saia Inc.[a]	7,043	529,281
Schneider National Inc. Class Bb	12,674	330,284
Union Pacific Corp.	237,422	31,916,639
Universal Logistics Holdings Inc.	1,418	29,991
Werner Enterprises Inc.	15,072	550,128
YRC Worldwide Inc.[a,b]	8,024	70,852

		76,723,779
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.10%
Advanced Energy Industries Inc.[a]	12,232	781,625
Advanced Micro Devices Inc.[a,b]	254,432	2,557,042
Alpha & Omega Semiconductor Ltd.[a]	4,923	76,060
Ambarella Inc.[a,b]	9,850	482,551
Amkor Technology Inc.[a]	33,092	335,222
Analog Devices Inc.	112,298	10,233,717
Applied Materials Inc.	317,187	17,638,769
Axcelis Technologies Inc.[a]	7,857	193,282
AXT Inc.[a]	11,430	82,867
Broadcom Ltd.	121,815	28,705,705
Brooks Automation Inc.	21,712	587,961
Cabot Microelectronics Corp.	7,496	802,897
Cavium Inc.[a]	20,060	1,592,363
CEVA Inc.[a]	6,425	232,585
Cirrus Logic Inc.[a]	19,211	780,543
Cohu Inc.	9,721	221,736
Cree Inc.[a,b]	29,203	1,177,173
CyberOptics Corp.[a,b]	3,306	59,508
Cypress Semiconductor Corp.	99,840	1,693,286
Diodes Inc.[a]	12,521	381,390
DSP Group Inc.[a,b]	6,476	76,417
Entegris Inc.	43,401	1,510,355
First Solar Inc.[a]	24,350	1,728,363
FormFactor Inc.[a]	23,211	316,830
GSI Technology Inc.[a,b]	9,951	73,737
Ichor Holdings Ltd.[a]	5,371	130,032
Impinj Inc.[a,b]	5,349	69,644
Inphi Corp.[a,b]	12,540	377,454
Integrated Device Technology Inc.[a]	41,427	1,266,009
Intel Corp.	1,421,142	74,013,075
KLA-Tencor Corp.	47,492	5,177,103
Kopin Corp.[a,b]	18,853	58,821
Lam Research Corp.	49,245	10,004,614
Lattice Semiconductor Corp.[a]	32,840	182,919

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
MACOM Technology Solutions Holdings Inc.[a,b]	12,045	$199,947
Marvell Technology Group Ltd.	119,013	2,499,273
Maxim Integrated Products Inc.	85,064	5,122,554
MaxLinear Inc.[a]	17,804	405,041
Microchip Technology Inc.	68,321	6,241,807
Micron Technology Inc.[a]	329,168	17,162,819
Microsemi Corp.[a]	35,149	2,274,843
MKS Instruments Inc.	16,421	1,899,089
Monolithic Power Systems Inc.	11,652	1,348,952
Nanometrics Inc.[a]	6,534	175,765
NeoPhotonics Corp.[a,b]	7,726	52,923
NVE Corp.	1,264	105,051
NVIDIA Corp.[b]	174,661	40,449,741
NXP Semiconductors NVa	102,649	12,009,933
ON Semiconductor Corp.[a]	126,437	3,092,649
PDF Solutions Inc.[a,b]	7,059	82,308
Photronics Inc.[a,b]	16,773	138,377
Pixelworks Inc.[a]	16,062	62,160
Power Integrations Inc.	8,895	607,973
Qorvo Inc.[a]	38,633	2,721,695
QUALCOMM Inc.	445,537	24,687,205
Rambus Inc.[a]	31,070	417,270
Rudolph Technologies Inc.[a]	9,193	254,646
Semtech Corp.[a]	18,472	721,332
Sigma Designs Inc.[a]	9,439	58,522
Silicon Laboratories Inc.[a]	12,942	1,163,486
Skyworks Solutions Inc.	54,878	5,502,068
SMART Global Holdings Inc.[a,b]	2,844	141,745
SunPower Corp.[a,b]	15,757	125,741
Synaptics Inc.[a]	11,045	505,088
Teradyne Inc.[b]	59,200	2,706,032
Texas Instruments Inc.	297,570	30,914,547
Ultra Clean Holdings Inc.[a]	9,450	181,912
Veeco Instruments Inc.[a]	12,764	216,988
Versum Materials Inc.	32,448	1,221,018
Xcerra Corp.[a]	13,761	160,316
Xilinx Inc.	76,979	5,560,963
Xperi Corp.	14,579	308,346

		335,101,780
SOFTWARE — 5.59%
8x8 Inc.[a]	26,779	499,428
A10 Networks Inc.[a]	16,956	98,684
ACI Worldwide Inc.[a]	33,597	796,921
Activision Blizzard Inc.	223,470	15,075,286
Adobe Systems Inc.[a]	148,846	32,162,644
Agilysys Inc.[a]	4,108	48,967
American Software Inc./GA Class A	6,616	86,008
ANSYS Inc.[a]	25,506	3,996,535
Aspen Technology Inc.[a]	21,648	1,707,811
Atlassian Corp. PLC Class Aa	27,565	1,486,305
Autodesk Inc.[a]	62,805	7,887,052
Blackbaud Inc.	14,630	1,489,480
Blackline Inc.[a]	8,503	333,403
Bottomline Technologies de Inc.[a]	12,685	491,544
CA Inc.	94,141	3,191,380

Security	Shares	Value
Cadence Design Systems Inc.[a]	84,509	$3,107,396
Callidus Software Inc.[a]	19,488	700,594
CDK Global Inc.	37,273	2,360,872
Citrix Systems Inc.[a]	45,155	4,190,384
CommVault Systems Inc.[a]	11,313	647,104
Dell Technologies Inc. Class Va	60,376	4,420,127
Digimarc Corp.[a]	2,017	48,307
Ebix Inc.[b]	6,723	500,863
Electronic Arts Inc.[a]	90,460	10,967,370
Ellie Mae Inc.[a]	10,258	943,120
Everbridge Inc.[a]	6,244	228,530
Fair Isaac Corp.	8,826	1,494,860
FireEye Inc.[a,b]	57,006	965,112
ForeScout Technologies Inc.[a]	2,892	93,816
Fortinet Inc.[a]	44,493	2,383,935
Glu Mobile Inc.[a]	31,062	117,104
Guidewire Software Inc.[a,b]	22,685	1,833,629
HubSpot Inc.[a,b]	10,696	1,158,377
Imperva Inc.[a]	9,942	430,489
Intuit Inc.	73,222	12,693,034
Majesco[a]	1,738	8,794
Manhattan Associates Inc.[a,b]	21,264	890,536
Microsoft Corp.	2,261,359	206,394,236
MicroStrategy Inc. Class Aa	2,793	360,269
Mitek Systems Inc.[a,b]	8,577	63,470
MobileIron Inc.[a]	15,048	74,488
Model N Inc.[a]	7,896	142,523
Monotype Imaging Holdings Inc.	13,740	308,463
Nuance Communications Inc.[a]	90,583	1,426,682
Oracle Corp.	879,180	40,222,485
Park City Group Inc.[a,b]	2,707	23,686
Paycom Software Inc.[a,b]	14,633	1,571,438
Paylocity Holding Corp.[a]	7,857	402,514
Pegasystems Inc.	11,597	703,358
Progress Software Corp.	13,396	515,076
Proofpoint Inc.[a]	13,307	1,512,341
PROS Holdings Inc.[a]	8,696	287,055
PTC Inc.[a]	35,040	2,733,470
QAD Inc. Class A	3,940	164,101
Qualys Inc.[a]	10,092	734,193
Rapid7 Inc.[a]	7,970	203,793
RealNetworks Inc.[a,b]	6,273	19,195
RealPage Inc.[a]	17,054	878,281
Red Hat Inc.[a]	53,570	8,009,251
RingCentral Inc. Class Aa	19,025	1,208,087
Rosetta Stone Inc.[a]	5,605	73,706
Rubicon Project Inc. (The)[a]	12,332	22,198
SailPoint Technologies Holding Inc.[a]	6,077	125,733
salesforce.com Inc.[a]	206,737	24,043,513
SecureWorks Corp. Class Aa,b	1,792	14,479
ServiceNow Inc.[a]	51,401	8,504,295
Splunk Inc.[a]	42,140	4,146,155
SS&C Technologies Holdings Inc.[b]	51,083	2,740,092
Symantec Corp.	188,206	4,865,125
Synchronoss Technologies Inc.[a,b]	11,435	120,639
Synopsys Inc.[a]	44,536	3,707,177
Tableau Software Inc. Class Aa	19,286	1,558,694
Take-Two Interactive Software Inc.[a]	33,608	3,286,190
Telenav Inc.[a]	11,923	64,384
TiVo Corp.	33,428	452,949

SCHEDULES OF INVESTMENTS	53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
Tyler Technologies Inc.[a]	10,476	$2,210,017
Ultimate Software Group Inc. (The)[a]	8,534	2,079,736
Upland Software Inc.[a]	3,303	95,093
Varonis Systems Inc.[a]	5,690	344,245
VASCO Data Security International Inc.[a]	8,022	103,885
Verint Systems Inc.[a]	18,081	770,251
VirnetX Holding Corp.[a,b]	11,715	46,274
VMware Inc. Class Aa,b	20,347	2,467,481
Workday Inc. Class Aa,b	41,161	5,231,975
Workiva Inc.[a]	7,508	177,940
Zendesk Inc.[a]	30,696	1,469,417
Zix Corp.[a]	16,971	72,466
Zynga Inc. Class Aa	229,539	840,113

		457,128,478
SPECIALTY RETAIL — 2.12%
Aaron’s Inc.	18,495	861,867
Abercrombie & Fitch Co. Class A	20,468	495,530
Advance Auto Parts Inc.	21,797	2,584,034
America’s Car-Mart Inc./TXa	2,210	111,495
American Eagle Outfitters Inc.	47,210	940,895
Asbury Automotive Group Inc.[a]	5,100	344,250
Ascena Retail Group Inc.[a]	48,944	98,377
At Home Group Inc.[a,b]	2,410	77,216
AutoNation Inc.[a]	17,323	810,370
AutoZone Inc.[a]	8,218	5,330,934
Barnes & Noble Education Inc.[a]	14,731	101,497
Barnes & Noble Inc.	21,288	105,376
Bed Bath & Beyond Inc.	41,602	873,226
Best Buy Co. Inc.	75,866	5,309,861
Big 5 Sporting Goods Corp.[b]	5,284	38,309
Boot Barn Holdings Inc.[a]	3,966	70,317
Buckle Inc. (The)	7,690	170,334
Build-A-Bear Workshop Inc.[a]	3,443	31,503
Burlington Stores Inc.[a]	19,966	2,658,473
Caleres Inc.	12,214	410,390
Camping World Holdings Inc. Class A	9,012	290,637
CarMax Inc.[a,b]	53,824	3,333,859
Carvana Co.[a,b]	4,505	103,300
Cato Corp. (The) Class A	7,673	113,100
Chico’s FAS Inc.	36,551	330,421
Children’s Place Inc. (The)	5,085	687,746
Citi Trends Inc.	4,132	127,720
Conn’s Inc.[a]	6,855	233,070
Container Store Group Inc. (The)[a]	4,046	22,010
Dick’s Sporting Goods Inc.	23,527	824,621
DSW Inc. Class A	20,167	452,951
Express Inc.[a]	23,757	170,100
Finish Line Inc. (The) Class A	11,276	152,677
Five Below Inc.[a]	16,665	1,222,211
Floor & Decor Holdings Inc. Class Aa,b	8,879	462,774
Foot Locker Inc.	37,063	1,687,849
Francesca’s Holdings Corp.[a]	12,356	59,309
GameStop Corp. Class A	29,351	370,410
Gap Inc. (The)	69,135	2,157,012
Genesco Inc.[a]	5,798	235,399

Security	Shares	Value
GNC Holdings Inc. Class Aa	21,260	$82,064
Group 1 Automotive Inc.	5,854	382,500
Guess? Inc.	16,629	344,886
Haverty Furniture Companies Inc.	5,217	105,123
Hibbett Sports Inc.[a,b]	7,382	176,799
Home Depot Inc. (The)	355,535	63,370,558
Hudson Ltd. Class Aa	11,970	190,443
J. Jill Inc.[a]	6,151	27,187
Kirkland’s Inc.[a]	6,130	59,400
L Brands Inc.	71,765	2,742,141
Lithia Motors Inc. Class A	7,282	731,987
Lowe’s Companies Inc.	251,155	22,038,851
Lumber Liquidators Holdings Inc.[a]	7,644	182,845
MarineMax Inc.[a]	8,369	162,777
Michaels Companies Inc. (The)[a]	34,526	680,508
Monro Inc.	9,565	512,684
Murphy USA Inc.[a,b]	9,129	664,591
National Vision Holdings Inc.[a]	5,478	176,994
O’Reilly Automotive Inc.[a]	25,179	6,228,781
Office Depot Inc.	157,881	339,444
Party City Holdco Inc.[a,b]	12,330	192,348
Penske Automotive Group Inc.	10,135	449,285
Pier 1 Imports Inc.	27,215	87,632
Rent-A-Center Inc./TXb	15,869	136,950
RHa,b	5,980	569,774
Ross Stores Inc.	113,478	8,849,014
Sally Beauty Holdings Inc.[a]	40,403	664,629
Shoe Carnival Inc.	4,050	96,390
Signet Jewelers Ltd.	18,207	701,334
Sleep Number Corp.[a]	12,409	436,176
Sonic Automotive Inc. Class A	8,293	157,152
Sportsman’s Warehouse Holdings Inc.[a,b]	8,331	33,991
Tailored Brands Inc.	14,285	357,982
Tiffany & Co.	32,246	3,149,144
Tile Shop Holdings Inc.	9,147	54,882
Tilly’s Inc. Class A	2,492	28,160
TJX Companies Inc. (The)	192,067	15,664,985
Tractor Supply Co.	37,257	2,347,936
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,646	3,604,548
Urban Outfitters Inc.[a]	23,703	876,063
Vitamin Shoppe Inc.[a,b]	8,280	36,018
Williams-Sonoma Inc.	24,845	1,310,822
Winmark Corp.	704	92,083
Zumiez Inc.[a]	6,170	147,463

		173,706,754
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.61%
3D Systems Corp.[a,b]	30,795	356,914
Apple Inc.	1,530,919	256,857,589
Avid Technology Inc.[a,b]	8,632	39,189
CPI Card Group Inc.[b]	982	2,961
Cray Inc.[a,b]	11,063	229,004
Diebold Nixdorf Inc.	23,112	355,925
Eastman Kodak Co.[a,b]	4,974	26,611
Electronics For Imaging Inc.[a]	14,607	399,209
Hewlett Packard Enterprise Co.	473,803	8,310,505
HP Inc.	497,897	10,913,902
Immersion Corp.[a,b]	7,736	92,445
Intevac Inc.[a]	6,425	44,333

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
NCR Corp.[a,b]	35,504	$1,119,086
NetApp Inc.	80,807	4,984,984
Pure Storage Inc. Class Aa,b	29,058	579,707
Quantum Corp.[a]	10,963	39,905
Stratasys Ltd.[a,b]	13,829	279,069
Super Micro Computer Inc.[a,b]	10,780	183,260
USA Technologies Inc.[a,b]	10,461	94,149
Western Digital Corp.	89,357	8,244,971
Xerox Corp.	68,568	1,973,387

		295,127,105
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Carter’s Inc.	13,898	1,446,782
Columbia Sportswear Co.	8,298	634,216
Crocs Inc.[a]	20,198	328,217
Culp Inc.	2,394	73,137
Deckers Outdoor Corp.[a]	9,610	865,188
Delta Apparel Inc.[a]	2,078	37,446
Fossil Group Inc.[a,b]	12,211	155,080
G-III Apparel Group Ltd.[a]	12,776	481,400
Hanesbrands Inc.	108,443	1,997,520
Iconix Brand Group Inc.[a,b]	14,293	15,865
Lululemon Athletica Inc.[a,b]	28,538	2,543,307
Michael Kors Holdings Ltd.[a]	43,048	2,672,420
Movado Group Inc.	4,990	191,616
NIKE Inc. Class B	392,566	26,082,085
Oxford Industries Inc.	5,236	390,396
Perry Ellis International Inc.[a,b]	3,300	85,140
PVH Corp.	23,189	3,511,510
Ralph Lauren Corp.	16,445	1,838,551
Sequential Brands Group Inc.[a,b]	9,465	19,734
Skechers U.S.A. Inc. Class Aa	39,842	1,549,455
Steven Madden Ltd.	16,949	744,061
Superior Uniform Group Inc.	2,102	55,220
Tapestry Inc.	85,862	4,517,200
Under Armour Inc. Class Aa,b	53,636	876,949
Under Armour Inc. Class C NVS[a,b]	54,275	778,846
Unifi Inc.[a]	3,901	141,411
Vera Bradley Inc.[a]	5,496	58,313
VF Corp.	97,762	7,246,119
Wolverine World Wide Inc.	26,757	773,277

		60,110,461
THRIFTS & MORTGAGE FINANCE — 0.21%
BankFinancial Corp.	5,891	100,029
Bear State Financial Inc.	3,787	38,817
Beneficial Bancorp. Inc.	19,054	296,290
BofI Holding Inc.[a,b]	18,572	752,723
BSB Bancorp. Inc./MAa	3,318	101,531
Capitol Federal Financial Inc.	36,326	448,626
Charter Financial Corp./MD	6,355	129,578
Clifton Bancorp. Inc.	7,275	113,854
Dime Community Bancshares Inc.	8,725	160,540
Entegra Financial Corp.[a]	2,018	58,522

Security	Shares	Value
ESSA Bancorp. Inc.	2,363	$34,665
Essent Group Ltd.[a]	23,596	1,004,246
Federal Agricultural Mortgage Corp. Class C NVS	2,905	252,793
First Defiance Financial Corp.	2,766	158,547
Flagstar Bancorp. Inc.[a]	5,508	194,983
Greene County Bancorp. Inc.	893	32,773
Hingham Institution for Savings	358	73,748
Home Bancorp. Inc.	1,707	73,691
HomeStreet Inc.[a]	7,816	223,928
Impac Mortgage Holdings Inc.[a]	3,743	29,570
Kearny Financial Corp./MD	25,847	336,011
LendingTree Inc.[a,b]	2,020	662,863
Luther Burbank Corp.	6,810	81,788
Malvern Bancorp. Inc.[a]	3,175	82,550
Merchants Bancorp/IN	3,977	85,506
Meridian Bancorp. Inc.	14,994	302,129
Meta Financial Group Inc.	3,080	336,336
MGIC Investment Corp.[a]	111,778	1,453,114
Nationstar Mortgage Holdings Inc.[a]	8,295	148,978
New York Community Bancorp. Inc.	142,395	1,855,407
NMI Holdings Inc. Class Aa	19,333	319,961
Northfield Bancorp. Inc.	10,908	170,274
Northwest Bancshares Inc.	27,303	452,138
OceanFirst Financial Corp.	13,343	356,925
Oconee Federal Financial Corp.	2,759	79,487
Ocwen Financial Corp.[a,b]	29,047	119,674
Oritani Financial Corp.	12,685	194,715
PCSB Financial Corp.[a]	5,374	112,747
PennyMac Financial Services Inc. Class Aa,c	3,152	71,393
PHH Corp.[a]	9,628	100,709
Provident Bancorp. Inc.[a]	1,271	33,745
Provident Financial Holdings Inc.	1,937	35,040
Provident Financial Services Inc.	19,238	492,300
Prudential Bancorp. Inc.	4,280	77,639
Radian Group Inc.	66,621	1,268,464
Riverview Bancorp. Inc.	11,187	104,487
SI Financial Group Inc.	3,240	46,656
Southern Missouri Bancorp. Inc.	1,732	63,391
Sterling Bancorp Inc./MIb	6,181	83,505
Territorial Bancorp. Inc.	3,093	91,738
TFS Financial Corp.	18,552	272,529
Timberland Bancorp. Inc./WA	3,273	99,499
TrustCo Bank Corp. NY	26,191	221,314
United Community Financial Corp./OH	11,148	109,919
United Financial Bancorp. Inc.	16,318	264,352
Walker & Dunlop Inc.	9,050	537,751
Washington Federal Inc.	26,880	930,048
Waterstone Financial Inc.	9,422	163,001
Western New England Bancorp Inc.	11,978	127,566
WSFS Financial Corp.	9,077	434,788

		17,059,891
TOBACCO — 1.02%
Altria Group Inc.	575,507	35,865,596
Philip Morris International Inc.	467,888	46,508,067
Turning Point Brands Inc.	1,763	34,273
Universal Corp./VA	7,546	365,981
Vector Group Ltd.	28,259	576,201

		83,350,118

SCHEDULES OF INVESTMENTS	55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.37%
Air Lease Corp.	28,293	$1,205,848
Aircastle Ltd.	13,912	276,292
Applied Industrial Technologies Inc.	11,272	821,729
Beacon Roofing Supply Inc.[a]	19,851	1,053,493
BMC Stock Holdings Inc.[a]	19,422	379,700
CAI International Inc.[a]	4,868	103,494
DXP Enterprises Inc./TXa	3,956	154,086
Fastenal Co.	87,131	4,756,481
Foundation Building Materials Inc.[a]	3,803	56,703
GATX Corp.	11,533	789,895
GMS Inc.[a]	9,249	282,649
H&E Equipment Services Inc.	9,290	357,572
HD Supply Holdings Inc.[a]	56,303	2,136,136
Herc Holdings Inc.[a]	7,210	468,290
Huttig Building Products Inc.[a]	11,255	58,864
Kaman Corp.	8,875	551,315
Lawson Products Inc./DEa	1,656	41,814
MRC Global Inc.[a]	28,518	468,836
MSC Industrial Direct Co. Inc. Class A	13,069	1,198,558
Nexeo Solutions Inc.[a]	9,219	98,643
NOW Inc.[a]	31,497	321,899
Rush Enterprises Inc. Class Aa	9,354	397,451
Rush Enterprises Inc. Class Ba	1,934	78,095
SiteOne Landscape Supply Inc.[a,b]	10,066	775,485
Textainer Group Holdings Ltd.[a]	9,433	159,889
Titan Machinery Inc.[a,b]	4,843	114,101
Triton International Ltd.	13,032	398,779
United Rentals Inc.[a]	25,233	4,358,496
Univar Inc.[a]	34,145	947,524
Veritiv Corp.[a]	4,029	157,937
Watsco Inc.	9,024	1,633,073
WESCO International Inc.[a]	14,339	889,735
Willis Lease Finance Corp.[a]	1,231	42,199
WW Grainger Inc.	15,355	4,334,256

		29,869,317
TRANSPORTATION INFRASTRUCTURE — 0.01%
Macquarie Infrastructure Corp.	24,100	890,013

		890,013
WATER UTILITIES — 0.10%
American States Water Co.	10,614	563,179
American Water Works Co. Inc.	53,343	4,381,061
Aqua America Inc.	52,639	1,792,884
AquaVenture Holdings Ltd.[a]	3,072	38,154
Artesian Resources Corp. Class A NVS	2,174	79,307
Cadiz Inc.[a,b]	6,199	83,686
California Water Service Group	15,207	566,461
Connecticut Water Service Inc.	4,081	247,023

Security	Shares	Value
Consolidated Water Co. Ltd.	5,674	$82,557
Global Water Resources Inc.	2,380	21,349
Middlesex Water Co.	4,273	156,819
Pure Cycle Corp.[a,b]	10,125	95,681
SJW Group	5,507	290,274
York Water Co. (The)	3,807	118,017

		8,516,452
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	12,706	314,728
Shenandoah Telecommunications Co.	13,304	478,944
Spok Holdings Inc.	5,742	85,843
Sprint Corp.[a,b]	187,975	917,318
T-Mobile U.S. Inc.[a]	91,380	5,577,835
Telephone & Data Systems Inc.	29,039	813,963
U.S. Cellular Corp.[a]	3,908	157,062

		8,345,693

TOTAL COMMON STOCKS
(Cost: $5,710,213,514)		8,162,700,245

RIGHTS — 0.00%

ELECTRICAL EQUIPMENT — 0.00%
Babcock & Wilcox Enterprises Inc. (Expires 04/10/18)[a]	15,656	30,028

		30,028

TOTAL RIGHTS
(Cost: $0)		30,028

SHORT-TERM INVESTMENTS — 2.41%

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,e,f]	187,493,833	187,493,833

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,e]	9,216,649	$9,216,649

		196,710,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,715,470)		196,710,482

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $5,906,928,984)		8,359,440,755
Other Assets, Less Liabilities — (2.17)%		(177,314,268)

NET ASSETS — 100.00%		$8,182,126,487

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.14%
Arconic Inc.	1,025,879	$23,636,253
BWX Technologies Inc.	226,395	14,382,874
Harris Corp.	286,522	46,210,268
HEICO Corp.[a]	72,866	6,325,497
HEICO Corp. Class A	143,827	10,204,526
Hexcel Corp.	215,863	13,942,591
Huntington Ingalls Industries Inc.	107,101	27,606,354
L3 Technologies Inc.	186,678	38,829,024
Orbital ATK Inc.	138,155	18,320,735
Rockwell Collins Inc.	390,124	52,608,221
Spirit AeroSystems Holdings Inc. Class A	278,220	23,287,014
Teledyne Technologies Inc.[b]	84,075	15,736,318
Textron Inc.	638,170	37,632,885
TransDigm Group Inc.	116,149	35,650,774

		364,373,334
AIR FREIGHT & LOGISTICS — 0.51%
CH Robinson Worldwide Inc.	334,790	31,373,171
Expeditors International of Washington Inc.	427,103	27,035,620
XPO Logistics Inc.[a,b]	284,910	29,006,687

		87,415,478
AIRLINES — 0.87%
Alaska Air Group Inc.	289,736	17,952,043
American Airlines Group Inc.	1,041,680	54,125,693
Copa Holdings SA Class A NVS	74,158	9,538,943
JetBlue Airways Corp.[b]	770,768	15,662,006
Spirit Airlines Inc.[a,b]	165,567	6,255,121
United Continental Holdings Inc.[b]	647,414	44,975,851

		148,509,657
AUTO COMPONENTS — 1.02%
Adient PLC	226,493	13,535,222
Aptiv PLC	644,118	54,730,706
BorgWarner Inc.	508,269	25,530,352
Delphi Technologies PLC	214,346	10,213,587
Gentex Corp.	667,094	15,356,504
Goodyear Tire & Rubber Co. (The)	580,182	15,421,237
Lear Corp.	161,297	30,015,759
Visteon Corp.[b]	74,524	8,215,526

		173,018,893
AUTOMOBILES — 0.18%
Harley-Davidson Inc.	404,679	17,352,635
Thor Industries Inc.	118,851	13,688,070

		31,040,705

Security	Shares	Value
BANKS — 4.62%
Associated Banc-Corp.	406,449	$10,100,258
Bank of Hawaii Corp.	100,468	8,348,891
Bank of the Ozarks Inc.	288,207	13,911,752
BankUnited Inc.	251,243	10,044,695
BOK Financial Corp.	59,522	5,892,083
CIT Group Inc.	313,648	16,152,872
Citizens Financial Group Inc.	1,184,346	49,718,845
Comerica Inc.	416,784	39,982,089
Commerce Bancshares Inc./MO	226,683	13,580,579
Cullen/Frost Bankers Inc.	134,575	14,274,370
East West Bancorp. Inc.	345,922	21,633,962
F.N.B. Corp.	765,591	10,297,199
Fifth Third Bancorp.	1,677,504	53,260,752
First Hawaiian Inc.	126,691	3,525,811
First Horizon National Corp.	696,398	13,113,174
First Republic Bank/CA	385,359	35,688,097
Huntington Bancshares Inc./OH	2,572,301	38,841,745
KeyCorp	2,576,053	50,361,836
M&T Bank Corp.	340,243	62,727,200
PacWest Bancorp.	304,079	15,061,033
People’s United Financial Inc.	826,002	15,413,197
Pinnacle Financial Partners Inc.	169,455	10,879,011
Popular Inc.	239,976	9,987,801
Prosperity Bancshares Inc.	160,635	11,666,920
Regions Financial Corp.	2,739,297	50,896,138
Signature Bank/New York NYb	130,165	18,476,922
SunTrust Banks Inc.	1,132,579	77,060,675
SVB Financial Group[b]	125,886	30,213,899
Synovus Financial Corp.	283,092	14,137,614
TCF Financial Corp.	378,789	8,640,177
Webster Financial Corp.	221,450	12,268,330
Western Alliance Bancorp.[a,b]	235,410	13,679,675
Zions BanCorp.	469,952	24,780,569

		784,618,171
BEVERAGES — 0.71%
Brown-Forman Corp. Class A	129,304	6,895,783
Brown-Forman Corp. Class B NVS	562,293	30,588,739
Dr Pepper Snapple Group Inc.	432,837	51,239,244
Molson Coors Brewing Co. Class B	414,497	31,224,059

		119,947,825
BIOTECHNOLOGY — 1.26%
ACADIA Pharmaceuticals Inc.[a,b]	236,113	5,305,459
Agios Pharmaceuticals Inc.[a,b]	119,074	9,737,872
Alkermes PLC[a,b]	366,481	21,241,239
Alnylam Pharmaceuticals Inc.[a,b]	210,247	25,040,418
BioMarin Pharmaceutical Inc.[b]	418,816	33,953,413
Exelixis Inc.[a,b]	709,101	15,706,587
Incyte Corp.[b]	417,628	34,800,941
Intercept Pharmaceuticals Inc.[a,b]	43,263	2,661,540
Intrexon Corp.[a,b]	165,257	2,533,390
Ionis Pharmaceuticals Inc.[a,b]	297,640	13,119,971
Neurocrine Biosciences Inc.[a,b]	214,599	17,796,695
OPKO Health Inc.[a,b]	801,283	2,540,067

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
Seattle Genetics Inc.[a,b]	254,321	$13,311,161
TESARO Inc.[a,b]	88,496	5,056,661
United Therapeutics Corp.[b]	102,903	11,562,181

		214,367,595
BUILDING PRODUCTS — 0.87%
Allegion PLC	229,559	19,579,087
AO Smith Corp.	346,111	22,009,199
Armstrong World Industries Inc.[b]	105,106	5,917,468
Fortune Brands Home & Security Inc.	365,027	21,496,440
Lennox International Inc.	92,277	18,858,650
Masco Corp.	757,007	30,613,363
Owens Corning	266,632	21,437,213
USG Corp.[a,b]	206,664	8,353,359

		148,264,779
CAPITAL MARKETS — 3.66%
Affiliated Managers Group Inc.	133,527	25,314,049
Ameriprise Financial Inc.	355,478	52,589,415
BGC Partners Inc. Class A	558,464	7,511,341
Cboe Global Markets Inc.	270,551	30,869,869
E*TRADE Financial Corp.[b]	645,172	35,748,981
Eaton Vance Corp. NVS	275,154	15,317,823
FactSet Research Systems Inc.	91,182	18,183,515
Federated Investors Inc. Class B	220,876	7,377,258
Interactive Brokers Group Inc. Class Aa	166,054	11,165,471
Invesco Ltd.	963,497	30,841,539
Lazard Ltd. Class A	280,818	14,759,794
Legg Mason Inc.	205,377	8,348,575
LPL Financial Holdings Inc.	213,502	13,038,567
MarketAxess Holdings Inc.	88,360	19,212,998
Moody’s Corp.	399,811	64,489,514
Morningstar Inc.	46,255	4,418,278
MSCI Inc.	213,355	31,890,172
Nasdaq Inc.	274,237	23,644,714
Northern Trust Corp.	502,666	51,839,945
Raymond James Financial Inc.	312,322	27,924,710
SEI Investments Co.	319,741	23,951,798
T Rowe Price Group Inc.	566,261	61,139,200
TD Ameritrade Holding Corp.	714,274	42,306,449

		621,883,975
CHEMICALS — 1.97%
Albemarle Corp.	265,457	24,618,482
Ashland Global Holdings Inc.	147,798	10,314,822
Axalta Coating Systems Ltd.[b]	512,204	15,463,439
Cabot Corp.	145,741	8,120,689
Celanese Corp. Series A	326,005	32,668,961
CF Industries Holdings Inc.	560,396	21,143,741
Chemours Co. (The)	444,429	21,648,137
Eastman Chemical Co.	346,502	36,583,681
FMC Corp.	321,006	24,579,429
Huntsman Corp.	484,243	14,164,108
International Flavors & Fragrances Inc.	189,708	25,972,922
Mosaic Co. (The)	844,933	20,514,973
NewMarket Corp.	17,595	7,067,560

Security	Shares	Value
Olin Corp.	398,097	$12,098,168
Platform Specialty Products Corp.[a,b]	527,428	5,079,132
RPM International Inc.	316,002	15,063,815
Scotts Miracle-Gro Co. (The)	103,058	8,837,223
Valvoline Inc.	480,217	10,627,202
Westlake Chemical Corp.	84,840	9,429,966
WR Grace & Co.	164,946	10,099,644

		334,096,094
COMMERCIAL SERVICES & SUPPLIES — 0.88%
ADT Inc.	254,329	2,016,829
Cintas Corp.	210,166	35,850,116
Clean Harbors Inc.[b]	124,432	6,073,526
Copart Inc.[b]	477,406	24,314,287
KAR Auction Services Inc.	323,379	17,527,142
Pitney Bowes Inc.	444,184	4,837,164
Republic Services Inc.	543,952	36,025,941
Rollins Inc.	227,907	11,630,094
Stericycle Inc.[a,b]	199,566	11,680,598

		149,955,697
COMMUNICATIONS EQUIPMENT — 1.13%
Arista Networks Inc.[a,b]	129,616	33,090,965
ARRIS International PLC[b]	423,385	11,249,339
CommScope Holding Co. Inc.[b]	455,362	18,200,819
EchoStar Corp. Class Ab	113,549	5,991,981
F5 Networks Inc.[b]	149,468	21,614,567
Juniper Networks Inc.	885,120	21,534,970
Motorola Solutions Inc.	394,199	41,509,155
Palo Alto Networks Inc.[b]	213,627	38,777,573

		191,969,369
CONSTRUCTION & ENGINEERING — 0.42%
AECOM[a,b]	384,423	13,696,991
Fluor Corp.	336,817	19,272,669
Jacobs Engineering Group Inc.	298,745	17,670,767
Quanta Services Inc.[b]	356,821	12,256,801
Valmont Industries Inc.	52,782	7,722,007

		70,619,235
CONSTRUCTION MATERIALS — 0.47%
Eagle Materials Inc.	113,399	11,685,767
Martin Marietta Materials Inc.	150,630	31,225,599
Vulcan Materials Co.	316,608	36,147,135

		79,058,501
CONSUMER FINANCE — 1.14%
Ally Financial Inc.	1,055,475	28,656,146
Credit Acceptance Corp.[a,b]	26,667	8,811,044
Discover Financial Services	871,160	62,662,539
Navient Corp.	624,616	8,194,962

SCHEDULES OF INVESTMENTS	59

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
OneMain Holdings Inc.[b]	170,795	$5,113,602
Santander Consumer USA Holdings Inc.	352,350	5,743,305
SLM Corp.[a,b]	1,043,187	11,694,126
Synchrony Financial	1,865,690	62,556,586

		193,432,310
CONTAINERS & PACKAGING — 1.67%
AptarGroup Inc.	147,985	13,293,493
Ardagh Group SA	44,137	824,479
Avery Dennison Corp.	212,191	22,545,294
Ball Corp.	833,490	33,097,888
Bemis Co. Inc.	218,121	9,492,626
Berry Global Group Inc.[b]	318,048	17,432,211
Crown Holdings Inc.[a,b]	309,794	15,722,045
Graphic Packaging Holding Co.	749,810	11,509,583
International Paper Co.	989,990	52,895,166
Owens-Illinois Inc.[b]	387,026	8,382,983
Packaging Corp. of America	224,264	25,274,553
Sealed Air Corp.	431,018	18,443,260
Silgan Holdings Inc.	180,496	5,026,814
Sonoco Products Co.	236,938	11,491,493
WestRock Co.	604,232	38,773,567

		284,205,455
DISTRIBUTORS — 0.43%
Genuine Parts Co.	344,915	30,987,163
LKQ Corp.[b]	736,498	27,950,099
Pool Corp.	93,362	13,651,392

		72,588,654
DIVERSIFIED CONSUMER SERVICES — 0.38%
Bright Horizons Family Solutions Inc.[a,b]	137,986	13,759,964
Graham Holdings Co. Class B	10,246	6,170,654
H&R Block Inc.	500,208	12,710,285
Service Corp. International/U.S.	428,971	16,189,366
ServiceMaster Global Holdings Inc.[b]	323,805	16,465,484

		65,295,753
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Leucadia National Corp.	778,284	17,690,395
Voya Financial Inc.[a]	431,458	21,788,629

		39,479,024
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.31%
CenturyLink Inc.	2,319,081	38,102,501
Zayo Group Holdings Inc.[b]	447,961	15,302,348

		53,404,849
ELECTRIC UTILITIES — 2.22%
Alliant Energy Corp.	556,452	22,736,629
Avangrid Inc.	137,662	7,037,281
Edison International	764,442	48,664,378
Entergy Corp.	430,961	33,951,108

Security	Shares	Value
Eversource Energy	763,204	$44,967,980
FirstEnergy Corp.	1,066,393	36,268,026
Great Plains Energy Inc.	519,327	16,509,405
Hawaiian Electric Industries Inc.	262,477	9,023,959
OGE Energy Corp.	481,089	15,765,287
Pinnacle West Capital Corp.	267,293	21,329,981
PPL Corp.	1,648,097	46,624,664
Westar Energy Inc.	341,382	17,953,279
Xcel Energy Inc.	1,222,282	55,589,385

		376,421,362
ELECTRICAL EQUIPMENT — 0.91%
Acuity Brands Inc.[a]	100,214	13,948,787
AMETEK Inc.	546,019	41,481,063
Hubbell Inc.	131,411	16,003,231
Regal Beloit Corp.	106,202	7,789,917
Rockwell Automation Inc.	308,850	53,801,670
Sensata Technologies Holding PLC NVS[a,b]	407,194	21,104,865

		154,129,533
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.71%
Amphenol Corp. Class A	718,835	61,913,259
Arrow Electronics Inc.[b]	208,849	16,085,550
Avnet Inc.	288,032	12,028,216
CDW Corp./DE	359,209	25,255,985
Cognex Corp.	398,613	20,723,890
Coherent Inc.[b]	58,896	11,037,111
Dolby Laboratories Inc. Class A	138,570	8,807,509
FLIR Systems Inc.	331,720	16,589,317
IPG Photonics Corp.[b]	86,513	20,190,404
Jabil Inc.	412,774	11,858,997
Keysight Technologies Inc.[b]	451,742	23,666,763
National Instruments Corp.	253,800	12,834,666
Trimble Inc.[b]	593,153	21,282,330
Universal Display Corp.[a]	100,222	10,122,422
Zebra Technologies Corp. Class Ab	126,302	17,579,975

		289,976,394
ENERGY EQUIPMENT & SERVICES — 0.68%
Baker Hughes a GE Co.	1,023,113	28,411,848
Helmerich & Payne Inc.	254,775	16,957,824
Nabors Industries Ltd.	740,312	5,174,781
National Oilwell Varco Inc.	913,673	33,632,303
Oceaneering International Inc.	234,454	4,346,777
Patterson-UTI Energy Inc.	504,190	8,828,367
RPC Inc.[a]	138,067	2,489,348
Transocean Ltd.[a,b]	1,034,779	10,244,312
Weatherford International PLC[a,b]	2,107,013	4,825,060

		114,910,620

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.42%
Alexandria Real Estate Equities Inc.	241,525	$30,164,057
American Campus Communities Inc.	327,164	12,635,074
American Homes 4 Rent Class A	574,682	11,539,615
Apartment Investment & Management Co. Class A	376,206	15,330,395
Apple Hospitality REIT Inc.[a]	500,674	8,796,842
AvalonBay Communities Inc.	331,260	54,479,020
Boston Properties Inc.	370,484	45,651,038
Brandywine Realty Trust	418,531	6,646,272
Brixmor Property Group Inc.	731,963	11,162,436
Camden Property Trust	217,987	18,350,146
Colony NorthStar Inc. Class Aa	1,298,176	7,295,749
Columbia Property Trust Inc.	284,478	5,820,420
CoreCivic Inc.[a]	285,968	5,582,095
CoreSite Realty Corp.[a]	80,871	8,108,126
Corporate Office Properties Trust[a]	240,679	6,216,739
CubeSmart	435,163	12,271,597
CyrusOne Inc.	216,718	11,098,129
DCT Industrial Trust Inc.[a]	224,231	12,633,175
DDR Corp.[a]	736,461	5,398,259
Digital Realty Trust Inc.[a]	491,171	51,759,600
Douglas Emmett Inc.[a]	382,400	14,057,024
Duke Realty Corp.	854,130	22,617,362
Empire State Realty Trust Inc. Class A	311,589	5,231,579
EPR Properties[a]	149,663	8,291,330
Equity Commonwealth[b]	287,253	8,810,050
Equity LifeStyle Properties Inc.	200,190	17,570,676
Essex Property Trust Inc.	157,230	37,842,116
Extra Space Storage Inc.[a]	292,422	25,545,986
Federal Realty Investment Trust	175,973	20,432,225
Forest City Realty Trust Inc. Class A	603,708	12,231,124
Gaming and Leisure Properties Inc.	483,939	16,197,438
GGP Inc.	1,482,825	30,338,599
HCP Inc.	1,126,659	26,172,289
Healthcare Trust of America Inc. Class A	487,096	12,883,689
Highwoods Properties Inc.	246,006	10,779,983
Hospitality Properties Trust	361,166	9,151,946
Host Hotels & Resorts Inc.[a]	1,752,123	32,659,573
Hudson Pacific Properties Inc.	377,518	12,280,661
Invitation Homes Inc.[a]	706,742	16,134,920
Iron Mountain Inc.	679,952	22,343,223
JBG SMITH Properties	205,269	6,919,618
Kilroy Realty Corp.[a]	232,382	16,489,827
Kimco Realty Corp.[a]	995,028	14,328,403
Lamar Advertising Co. Class A	199,821	12,720,605
Liberty Property Trust[a]	354,766	14,094,853
Life Storage Inc.	109,210	9,121,219
Macerich Co. (The)[a]	328,916	18,425,874
Medical Properties Trust Inc.[a]	875,880	11,386,440
Mid-America Apartment Communities Inc.	271,999	24,817,189
National Retail Properties Inc.[a]	373,220	14,652,617
Omega Healthcare Investors Inc.[a]	468,318	12,663,319
Outfront Media Inc.	329,668	6,177,978
Paramount Group Inc.[a]	494,539	7,042,235
Park Hotels & Resorts Inc.[a]	430,388	11,629,084
Piedmont Office Realty Trust Inc. Class A	345,441	6,076,307
Prologis Inc.	1,268,260	79,887,697
Rayonier Inc.	311,029	10,942,000
Realty Income Corp.[a]	677,908	35,068,181
Regency Centers Corp.[a]	358,394	21,138,078
Retail Properties of America Inc. Class A	521,481	6,080,468
SBA Communications Corp.[b]	280,902	48,011,770

Security	Shares	Value
Senior Housing Properties Trust	549,408	$8,603,729
SL Green Realty Corp.[a]	218,270	21,135,084
Spirit Realty Capital Inc.	1,090,616	8,463,180
STORE Capital Corp.	406,717	10,094,716
Sun Communities Inc.[a]	183,979	16,810,161
Tanger Factory Outlet Centers Inc.[a]	218,439	4,805,658
Taubman Centers Inc.	140,680	8,006,099
UDR Inc.	637,369	22,703,084
Uniti Group Inc.[a]	394,644	6,412,965
Ventas Inc.	852,688	42,233,637
VEREIT Inc.[a]	2,353,969	16,383,624
VICI Properties Inc.	658,475	12,063,262
Vornado Realty Trust[a]	412,637	27,770,470
Weingarten Realty Investors[a]	286,261	8,038,209
Welltower Inc.	895,499	48,742,011
Weyerhaeuser Co.	1,795,443	62,840,505
WP Carey Inc.[a]	254,138	15,754,015

		1,431,044,748
FOOD & STAPLES RETAILING — 0.22%
Casey’s General Stores Inc.	90,969	9,985,667
Rite Aid Corp.[a,b]	2,555,780	4,293,711
Sprouts Farmers Market Inc.[b]	311,230	7,304,568
U.S. Foods Holding Corp.[b]	498,382	16,331,978

		37,915,924
FOOD PRODUCTS — 2.30%
Blue Buffalo Pet Products Inc.[b]	222,805	8,869,867
Bunge Ltd.	337,101	24,925,248
Campbell Soup Co.	426,588	18,475,526
Conagra Brands Inc.	921,520	33,985,658
Flowers Foods Inc.	429,352	9,385,635
Hain Celestial Group Inc. (The)[a,b]	242,621	7,780,855
Hershey Co. (The)	330,755	32,731,515
Hormel Foods Corp.	647,654	22,227,485
Ingredion Inc.	171,454	22,103,850
JM Smucker Co. (The)	264,643	32,818,378
Kellogg Co.	587,303	38,180,568
Lamb Weston Holdings Inc.	352,235	20,507,122
McCormick & Co. Inc./MD NVS	293,182	31,191,633
Pilgrim’s Pride Corp.[a,b]	126,194	3,105,634
Pinnacle Foods Inc.	284,803	15,407,842
Post Holdings Inc.[a,b]	156,959	11,891,214
Seaboard Corp.	627	2,674,155
TreeHouse Foods Inc.[a,b]	131,641	5,037,901
Tyson Foods Inc. Class A	670,140	49,047,547

		390,347,633
GAS UTILITIES — 0.30%
Atmos Energy Corp.	262,110	22,080,147
National Fuel Gas Co.	191,896	9,873,049
UGI Corp.	416,188	18,487,071

		50,440,267

SCHEDULES OF INVESTMENTS	61

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
ABIOMED Inc.[a,b]	98,592	$28,689,286
Align Technology Inc.[b]	191,024	47,971,857
Cooper Companies Inc. (The)	115,992	26,540,130
DENTSPLY SIRONA Inc.	540,620	27,198,592
DexCom Inc.[a,b]	207,006	15,351,565
Edwards Lifesciences Corp.[b]	502,791	70,149,400
Hill-Rom Holdings Inc.	158,831	13,818,297
Hologic Inc.[b]	664,516	24,826,318
IDEXX Laboratories Inc.[b]	208,421	39,889,695
ResMed Inc.	334,891	32,976,717
STERIS PLC	201,610	18,822,310
Teleflex Inc.	108,131	27,571,242
Varian Medical Systems Inc.[a,b]	221,026	27,108,839
West Pharmaceutical Services Inc.	176,393	15,573,738
Zimmer Biomet Holdings Inc.	485,499	52,938,811

		469,426,797
HEALTH CARE PROVIDERS & SERVICES — 1.99%
Acadia Healthcare Co. Inc.[a,b]	188,152	7,371,795
AmerisourceBergen Corp.	384,906	33,182,746
Brookdale Senior Living Inc.[a,b]	438,415	2,941,765
Cardinal Health Inc.	760,209	47,649,900
Centene Corp.[b]	409,660	43,780,364
DaVita Inc.[b]	352,499	23,243,784
Envision Healthcare Corp.[a,b]	287,841	11,061,730
Henry Schein Inc.[a,b]	377,640	25,381,185
Laboratory Corp. of America Holdings[b]	246,128	39,811,204
LifePoint Health Inc.[a,b]	86,926	4,085,522
MEDNAX Inc.[b]	220,771	12,281,491
Patterson Companies Inc.	197,175	4,383,200
Premier Inc. Class Aa,b	125,664	3,934,540
Quest Diagnostics Inc.	328,431	32,941,629
Universal Health Services Inc. Class B	206,813	24,488,727
WellCare Health Plans Inc.[b]	106,942	20,707,180

		337,246,762
HEALTH CARE TECHNOLOGY — 0.43%
athenahealth Inc.[a,b]	95,355	13,638,626
Cerner Corp.[b]	691,671	40,116,918
Veeva Systems Inc. Class Aa,b	266,364	19,449,899

		73,205,443
HOTELS, RESTAURANTS & LEISURE — 2.59%
Aramark	583,442	23,080,965
Chipotle Mexican Grill Inc.[a,b]	59,479	19,218,260
Choice Hotels International Inc.	79,346	6,359,582
Darden Restaurants Inc.	299,105	25,498,701
Domino’s Pizza Inc.	104,851	24,489,000
Dunkin’ Brands Group Inc.	215,962	12,890,772
Extended Stay America Inc.	458,491	9,064,367
Hilton Grand Vacations Inc.[b]	220,083	9,467,971
Hilton Worldwide Holdings Inc.	517,691	40,773,343
Hyatt Hotels Corp. Class A	111,033	8,467,377
International Game Technology PLC	257,730	6,889,123

Security	Shares	Value
MGM Resorts International	1,201,221	$42,066,759
Norwegian Cruise Line Holdings Ltd.[b]	481,142	25,486,092
Royal Caribbean Cruises Ltd.	412,924	48,617,672
Six Flags Entertainment Corp.	157,569	9,810,246
Vail Resorts Inc.	96,257	21,340,177
Wendy’s Co. (The)	439,803	7,718,543
Wyndham Worldwide Corp.	238,543	27,296,475
Wynn Resorts Ltd.	191,909	34,996,525
Yum China Holdings Inc.	887,581	36,834,611

		440,366,561
HOUSEHOLD DURABLES — 1.54%
DR Horton Inc.	822,407	36,054,323
Garmin Ltd.	290,946	17,145,448
Leggett & Platt Inc.	318,518	14,129,459
Lennar Corp. Class A	615,251	36,262,894
Lennar Corp. Class Ba	38,002	1,812,315
Mohawk Industries Inc.[b]	149,101	34,624,234
Newell Brands Inc.	1,171,417	29,847,705
NVR Inc.[b]	7,858	22,002,400
PulteGroup Inc.	638,335	18,824,499
Tempur Sealy International Inc.[a,b]	110,556	5,007,081
Toll Brothers Inc.	345,884	14,959,483
Tupperware Brands Corp.	120,762	5,842,466
Whirlpool Corp.	166,984	25,566,920

		262,079,227
HOUSEHOLD PRODUCTS — 0.50%
Church & Dwight Co. Inc.	597,865	30,108,481
Clorox Co. (The)	310,434	41,321,870
Energizer Holdings Inc.	139,660	8,320,943
Spectrum Brands Holdings Inc.	58,372	6,053,176

		85,804,470
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
AES Corp./VA	1,592,536	18,107,134
NRG Energy Inc.	720,065	21,983,585
Vistra Energy Corp.[b]	575,333	11,984,186

		52,074,905
INDUSTRIAL CONGLOMERATES — 0.49%
Carlisle Companies Inc.	145,427	15,184,033
Roper Technologies Inc.	241,918	67,903,964

		83,087,997
INSURANCE — 4.59%
Alleghany Corp.	34,198	21,012,619
American Financial Group Inc./OH	169,149	18,981,901
American National Insurance Co.	18,400	2,152,064
Arch Capital Group Ltd.[b]	294,404	25,198,038
Arthur J Gallagher & Co.	432,023	29,692,941

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
Aspen Insurance Holdings Ltd.	139,876	$6,273,439
Assurant Inc.	124,502	11,380,728
Assured Guaranty Ltd.	278,850	10,094,370
Athene Holding Ltd. Class A NVS[b]	284,192	13,587,220
Axis Capital Holdings Ltd.	195,776	11,270,824
Brown & Brown Inc.	552,868	14,064,962
Cincinnati Financial Corp.	369,324	27,426,000
CNA Financial Corp.	64,300	3,173,205
Erie Indemnity Co. Class A NVS	59,707	7,023,931
Everest Re Group Ltd.	97,696	25,090,287
First American Financial Corp.	259,215	15,210,736
FNF Group	629,475	25,191,589
Hanover Insurance Group Inc. (The)	102,768	12,115,320
Hartford Financial Services Group Inc. (The)	852,906	43,941,717
Lincoln National Corp.	527,690	38,553,031
Loews Corp.	662,248	32,933,593
Markel Corp.[a,b]	32,730	38,302,282
Mercury General Corp.	65,109	2,986,550
Old Republic International Corp.	581,221	12,467,190
Principal Financial Group Inc.	641,179	39,054,213
ProAssurance Corp.	125,832	6,109,144
Progressive Corp. (The)	1,394,517	84,967,921
Reinsurance Group of America Inc.	154,906	23,855,524
RenaissanceRe Holdings Ltd.	95,926	13,286,710
Torchmark Corp.	273,186	22,994,066
Unum Group	537,366	25,583,995
Validus Holdings Ltd.	183,860	12,401,357
White Mountains Insurance Group Ltd.	8,569	7,048,174
Willis Towers Watson PLC	298,651	45,451,696
WR Berkley Corp.	229,511	16,685,450
XL Group Ltd.	609,372	33,673,897

		779,236,684
INTERNET & DIRECT MARKETING RETAIL — 0.48%
Expedia Group Inc.	295,282	32,602,085
Liberty Expedia Holdings Inc. Class Aa,b	129,311	5,079,336
Liberty Interactive Corp. QVC Group Series Ab	1,070,734	26,950,375
TripAdvisor Inc.[a,b]	257,662	10,535,799
Wayfair Inc. Class Aa,b	91,492	6,178,455

		81,346,050
INTERNET SOFTWARE & SERVICES — 1.10%
Akamai Technologies Inc.[a,b]	396,778	28,163,302
GoDaddy Inc. Class Ab	302,066	18,552,894
IAC/InterActiveCorp.[b]	167,939	26,262,301
LogMeIn Inc.	125,147	14,460,736
Match Group Inc.[a,b]	90,015	4,000,267
Pandora Media Inc.[a,b]	581,428	2,924,583
Twitter Inc.[b]	1,641,123	47,608,978
VeriSign Inc.[a,b]	205,563	24,371,549
Zillow Group Inc. Class Aa,b	128,556	6,942,024
Zillow Group Inc. Class C NVS[a,b]	259,624	13,967,771

		187,254,405

Security	Shares	Value
IT SERVICES — 4.66%
Alliance Data Systems Corp.	116,534	$24,805,427
Amdocs Ltd.	341,296	22,771,269
Black Knight Inc.[b]	305,564	14,392,064
Booz Allen Hamilton Holding Corp.	340,600	13,188,032
Broadridge Financial Solutions Inc.	281,553	30,883,549
Conduent Inc.[b]	452,316	8,431,170
CoreLogic Inc./U.S.[a,b]	196,708	8,897,103
CSRA Inc.	391,732	16,151,110
DST Systems Inc.	142,815	11,946,475
DXC Technology Co.	681,072	68,468,168
Euronet Worldwide Inc.[a,b]	119,688	9,445,777
Fidelity National Information Services Inc.	790,665	76,141,039
First Data Corp. Class Ab	1,141,722	18,267,552
Fiserv Inc.[a,b]	1,000,206	71,324,690
FleetCor Technologies Inc.[b]	214,293	43,394,333
Gartner Inc.[a,b]	210,463	24,754,658
Genpact Ltd.	363,428	11,626,062
Global Payments Inc.	365,234	40,730,896
Jack Henry & Associates Inc.	186,212	22,522,341
Leidos Holdings Inc.	341,813	22,354,570
Paychex Inc.	773,450	47,636,785
Sabre Corp.	532,771	11,427,938
Square Inc. Class Aa,b	583,332	28,699,934
Switch Inc. Class Aa	86,724	1,379,779
Teradata Corp.[a,b]	289,276	11,475,579
Total System Services Inc.	435,187	37,539,231
Western Union Co. (The)	1,105,364	21,256,150
WEX Inc.[a,b]	94,674	14,827,842
Worldpay Inc. Class Ab	693,029	56,994,705

		791,734,228
LEISURE PRODUCTS — 0.37%
Brunswick Corp./DE	209,109	12,418,983
Hasbro Inc.	272,696	22,988,273
Mattel Inc.[a]	829,283	10,905,071
Polaris Industries Inc.	141,834	16,242,830

		62,555,157
LIFE SCIENCES TOOLS & SERVICES — 1.92%
Agilent Technologies Inc.	776,092	51,920,555
Bio-Rad Laboratories Inc. Class Aa,b	50,712	12,682,057
Bio-Techne Corp.	89,438	13,508,716
Bruker Corp.	243,198	7,276,484
Charles River Laboratories International Inc.[a,b]	113,877	12,155,231
Illumina Inc.[b]	350,599	82,888,616
IQVIA Holdings Inc.[b]	383,637	37,638,626
Mettler-Toledo International Inc.[a,b]	60,315	34,682,934
PerkinElmer Inc.	263,528	19,954,340
QIAGEN NVb	537,727	17,373,959
Waters Corp.[b]	182,906	36,334,277

		326,415,795

SCHEDULES OF INVESTMENTS	63

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
MACHINERY — 4.27%
AGCO Corp.	161,282	$10,459,138
Allison Transmission Holdings Inc.	299,266	11,689,330
Colfax Corp.[b]	210,862	6,726,498
Crane Co.	119,150	11,049,971
Cummins Inc.	378,559	61,360,628
Donaldson Co. Inc.	311,444	14,030,552
Dover Corp.	372,133	36,550,903
Flowserve Corp.	315,423	13,667,279
Fortive Corp.	738,732	57,266,505
Gardner Denver Holdings Inc.[a,b]	178,109	5,464,384
Gates Industrial Corp. PLC[b]	107,242	1,877,807
Graco Inc.	405,676	18,547,507
IDEX Corp.	183,511	26,152,153
Ingersoll-Rand PLC	600,596	51,356,964
ITT Inc.	214,849	10,523,304
Lincoln Electric Holdings Inc.	142,065	12,778,747
Middleby Corp. (The)[a,b]	131,823	16,318,369
Nordson Corp.	138,489	18,881,590
Oshkosh Corp.	179,628	13,879,856
PACCAR Inc.	824,806	54,577,413
Parker-Hannifin Corp.	318,133	54,410,287
Pentair PLC	397,949	27,112,265
Snap-on Inc.	136,526	20,143,046
Stanley Black & Decker Inc.	368,016	56,380,051
Terex Corp.	186,853	6,990,171
Timken Co. (The)	164,819	7,515,746
Toro Co. (The)	254,043	15,864,985
Trinity Industries Inc.	362,906	11,841,623
WABCO Holdings Inc.[b]	121,901	16,318,887
Wabtec Corp./DEa	206,561	16,814,065
Welbilt Inc.[a,b]	307,609	5,982,995
Xylem Inc./NY	430,573	33,119,675

		725,652,694
MARINE — 0.06%
Kirby Corp.[a,b]	127,057	9,777,036

		9,777,036
MEDIA — 1.82%
AMC Networks Inc. Class Aa,b	117,843	6,092,483
Cable One Inc.	11,205	7,699,067
Cinemark Holdings Inc.	253,238	9,539,475
Discovery Communications Inc. Class Aa,b	361,388	7,744,545
Discovery Communications Inc. Class C NVS[b]	712,746	13,912,802
GCI Liberty Inc. Class Ab	231,837	12,254,904
Interpublic Group of Companies Inc. (The)	942,004	21,694,352
John Wiley & Sons Inc. Class A	105,923	6,747,295
Liberty Broadband Corp. Class Ab	60,857	5,160,674
Liberty Broadband Corp. Class C NVS[b]	249,972	21,420,101
Liberty Media Corp.-Liberty Formula One Class Aa,b	58,982	1,727,583
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	447,518	13,805,930
Liberty Media Corp.-Liberty SiriusXM Class Ab	211,980	8,712,378
Liberty Media Corp.-Liberty SiriusXM Class C NVS[b]	430,381	17,581,064
Lions Gate Entertainment Corp. Class Aa	134,867	3,483,615
Lions Gate Entertainment Corp. Class B NVS	247,223	5,953,130
Live Nation Entertainment Inc.[b]	323,474	13,631,194
Madison Square Garden Co. (The) Class Ab	43,873	10,783,983
News Corp. Class A NVS	919,542	14,528,764

Security	Shares	Value
News Corp. Class B	289,655	$4,663,445
Omnicom Group Inc.	555,881	40,395,872
Sirius XM Holdings Inc.[a]	3,427,436	21,387,201
TEGNA Inc.	512,062	5,832,386
Tribune Media Co. Class A	190,321	7,709,904
Viacom Inc. Class Aa	25,273	1,000,811
Viacom Inc. Class B NVS	844,693	26,236,165

		309,699,123
METALS & MINING — 1.50%
Alcoa Corp.[b]	444,880	20,001,805
Freeport-McMoRan Inc.[b]	3,258,070	57,244,290
Newmont Mining Corp.	1,284,595	50,189,127
Nucor Corp.	767,424	46,881,932
Reliance Steel & Aluminum Co.	170,820	14,646,107
Royal Gold Inc.	157,075	13,488,030
Southern Copper Corp.	195,745	10,605,464
Steel Dynamics Inc.	549,616	24,304,019
Tahoe Resources Inc.	738,165	3,461,994
U.S. Steel Corp.	420,724	14,805,278

		255,628,046
MORTGAGE REAL ESTATE INVESTMENT — 0.56%
AGNC Investment Corp.	940,032	17,785,405
Annaly Capital Management Inc.	2,809,330	29,301,312
Chimera Investment Corp.[a]	446,746	7,777,848
MFA Financial Inc.	938,557	7,067,334
New Residential Investment Corp.	797,517	13,119,155
Starwood Property Trust Inc.[a]	616,177	12,908,908
Two Harbors Investment Corp.	421,410	6,477,072

		94,437,034
MULTI-UTILITIES — 2.52%
Ameren Corp.	581,906	32,953,337
CenterPoint Energy Inc.	1,035,856	28,382,454
CMS Energy Corp.	673,060	30,482,887
Consolidated Edison Inc.	747,883	58,290,001
DTE Energy Co.	430,533	44,947,645
MDU Resources Group Inc.	469,763	13,228,526
NiSource Inc.	809,816	19,362,701
Public Service Enterprise Group Inc.	1,216,571	61,120,527
SCANA Corp.	318,434	11,957,197
Sempra Energy	604,258	67,205,575
Vectren Corp.	201,012	12,848,687
WEC Energy Group Inc.	760,054	47,655,386

		428,434,923
MULTILINE RETAIL — 1.04%
Dollar General Corp.	657,254	61,486,112
Dollar Tree Inc.[a,b]	553,765	52,552,298
Kohl’s Corp.	405,212	26,545,438
Macy’s Inc.	735,221	21,865,473
Nordstrom Inc.	282,369	13,669,483

		176,118,804

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.82%
Andeavor	375,263	$37,736,447
Antero Resources Corp.[a,b]	550,054	10,918,572
Apache Corp.	918,037	35,326,064
Cabot Oil & Gas Corp.	1,104,896	26,495,406
Centennial Resource Development Inc./DE Class Aa,b	375,119	6,883,434
Cheniere Energy Inc.[a,b]	490,913	26,239,300
Chesapeake Energy Corp.[a,b]	2,157,943	6,516,988
Cimarex Energy Co.	225,479	21,082,286
CNX Resources Corp.[b]	542,371	8,368,784
Concho Resources Inc.[a,b]	354,387	53,274,998
CONSOL Energy Inc.[b]	67,790	1,963,876
Continental Resources Inc./OKa,b	210,404	12,403,316
Devon Energy Corp.	1,264,680	40,204,177
Diamondback Energy Inc.[b]	235,621	29,810,769
Energen Corp.[b]	234,459	14,738,093
EQT Corp.	588,164	27,943,672
Extraction Oil & Gas Inc.[a,b]	286,869	3,287,519
Gulfport Energy Corp.[b]	388,892	3,752,808
Hess Corp.	679,680	34,405,402
HollyFrontier Corp.	426,198	20,824,034
Kosmos Energy Ltd.[a,b]	552,509	3,480,807
Laredo Petroleum Inc.[a,b]	386,940	3,370,247
Marathon Oil Corp.	2,039,158	32,891,619
Marathon Petroleum Corp.	1,166,228	85,262,929
Murphy Oil Corp.	394,387	10,190,960
Newfield Exploration Co.[b]	480,084	11,723,651
Noble Energy Inc.	1,155,803	35,020,831
ONEOK Inc.	932,801	53,095,033
Parsley Energy Inc. Class Aa,b	562,884	16,318,007
PBF Energy Inc. Class A	264,715	8,973,838
QEP Resources Inc.[b]	573,141	5,611,050
Range Resources Corp.	545,361	7,929,549
RSP Permian Inc.[b]	317,468	14,882,900
SM Energy Co.	264,254	4,764,500
Southwestern Energy Co.[b]	1,414,708	6,125,686
Targa Resources Corp.	508,292	22,364,848
Whiting Petroleum Corp.[a,b]	214,568	7,260,981
Williams Companies Inc. (The)	1,989,875	49,468,292
World Fuel Services Corp.	162,157	3,980,954
WPX Energy Inc.[a,b]	956,712	14,140,203

		819,032,830
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	148,284	6,308,001

		6,308,001
PERSONAL PRODUCTS — 0.30%
Coty Inc. Class A	1,124,374	20,576,044
Edgewell Personal Care Co.[b]	129,784	6,336,055
Herbalife Ltd.[a,b]	154,079	15,018,080
Nu Skin Enterprises Inc. Class A	123,023	9,068,026

		50,998,205

Security	Shares	Value
PHARMACEUTICALS — 1.11%
Akorn Inc.[b]	217,680	$4,072,793
Endo International PLC[a,b]	537,632	3,193,534
Mallinckrodt PLC[a,b]	226,634	3,281,660
Mylan NVb	1,282,623	52,805,589
Perrigo Co. PLC	317,294	26,443,282
Zoetis Inc.	1,183,372	98,823,396

		188,620,254
PROFESSIONAL SERVICES — 1.44%
CoStar Group Inc.[a,b]	85,254	30,919,921
Dun & Bradstreet Corp. (The)	88,153	10,313,901
Equifax Inc.	285,869	33,678,227
IHS Markit Ltd.[b]	924,270	44,586,785
ManpowerGroup Inc.	158,208	18,209,741
Nielsen Holdings PLC	860,486	27,354,850
Robert Half International Inc.	291,329	16,865,036
TransUnion[b]	433,993	24,642,122
Verisk Analytics Inc. Class Ab	363,524	37,806,496

		244,377,079
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
CBRE Group Inc. Class Ab	705,079	33,293,830
Howard Hughes Corp. (The)[b]	87,829	12,219,649
Jones Lang LaSalle Inc.	108,800	19,000,832
Realogy Holdings Corp.	317,458	8,660,254

		73,174,565
ROAD & RAIL — 0.64%
AMERCO	11,977	4,133,263
Genesee & Wyoming Inc. Class Aa,b	147,444	10,437,561
JB Hunt Transport Services Inc.	208,101	24,379,032
Kansas City Southern	248,185	27,263,122
Landstar System Inc.	99,692	10,931,228
Old Dominion Freight Line Inc.[a]	147,206	21,634,866
Ryder System Inc.	126,778	9,228,170

		108,007,242
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.28%
Advanced Micro Devices Inc.[a,b]	2,023,833	20,339,522
Analog Devices Inc.	893,732	81,445,797
Cavium Inc.[b]	161,177	12,794,230
Cypress Semiconductor Corp.	796,250	13,504,400
First Solar Inc.[b]	196,132	13,921,449
KLA-Tencor Corp.	377,317	41,131,326
Lam Research Corp.	391,988	79,636,282
Marvell Technology Group Ltd.	960,869	20,178,249
Maxim Integrated Products Inc.	680,131	40,957,489
Microchip Technology Inc.[a]	547,892	50,055,413
Microsemi Corp.[b]	282,131	18,259,518
ON Semiconductor Corp.[a,b]	1,003,973	24,557,180

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
Qorvo Inc.[b]	304,458	$21,449,066
Skyworks Solutions Inc.	440,268	44,141,270
Teradyne Inc.	470,947	21,526,988
Versum Materials Inc.	259,221	9,754,486
Xilinx Inc.	615,145	44,438,075

		558,090,740
SOFTWARE — 4.14%
ANSYS Inc.[a,b]	204,809	32,091,522
Atlassian Corp. PLC Class Aa,b	220,074	11,866,390
Autodesk Inc.[b]	499,576	62,736,754
CA Inc.	757,217	25,669,656
Cadence Design Systems Inc.[b]	664,923	24,449,219
CDK Global Inc.	301,764	19,113,732
Citrix Systems Inc.[b]	362,591	33,648,445
Dell Technologies Inc. Class Vb	482,555	35,327,852
FireEye Inc.[a,b]	436,026	7,381,920
Fortinet Inc.[b]	351,107	18,812,313
Guidewire Software Inc.[a,b]	181,686	14,685,679
Manhattan Associates Inc.[a,b]	164,609	6,893,825
Nuance Communications Inc.[b]	715,048	11,262,006
PTC Inc.[a,b]	276,362	21,559,000
Red Hat Inc.[b]	426,030	63,695,745
ServiceNow Inc.[a,b]	410,777	67,963,055
Splunk Inc.[a,b]	338,312	33,286,518
SS&C Technologies Holdings Inc.	414,796	22,249,657
Symantec Corp.	1,497,056	38,698,898
Synopsys Inc.[b]	357,246	29,737,157
Tableau Software Inc. Class Ab	153,854	12,434,480
Take-Two Interactive Software Inc.[b]	268,066	26,211,494
Tyler Technologies Inc.[a,b]	84,847	17,899,323
Ultimate Software Group Inc. (The)[a,b]	68,642	16,728,055
Workday Inc. Class Aa,b	328,948	41,812,580
Zynga Inc. Class Ab	1,856,350	6,794,241

		703,009,516
SPECIALTY RETAIL — 2.77%
Advance Auto Parts Inc.	171,353	20,313,898
AutoNation Inc.[a,b]	138,935	6,499,379
AutoZone Inc.[b]	65,954	42,783,700
Bed Bath & Beyond Inc.	331,353	6,955,100
Best Buy Co. Inc.	606,386	42,440,956
Burlington Stores Inc.[b]	161,055	21,444,473
CarMax Inc.[a,b]	435,133	26,952,138
Dick’s Sporting Goods Inc.	197,261	6,913,998
Floor & Decor Holdings Inc. Class Aa,b	70,928	3,696,767
Foot Locker Inc.	288,856	13,154,502
GameStop Corp. Class A	237,177	2,993,174
Gap Inc. (The)	563,172	17,570,967
L Brands Inc.	575,915	22,005,712
Michaels Companies Inc. (The)[b]	265,175	5,226,599
Murphy USA Inc.[a,b]	78,029	5,680,511
O’Reilly Automotive Inc.[a,b]	200,855	49,687,510
Penske Automotive Group Inc.	84,873	3,762,420
Ross Stores Inc.	908,595	70,852,238
Sally Beauty Holdings Inc.[a,b]	292,063	4,804,436
Signet Jewelers Ltd.	145,130	5,590,408

Security	Shares	Value
Tiffany & Co.	259,287	$25,321,969
Tractor Supply Co.	302,162	19,042,249
Ulta Salon Cosmetics & Fragrance Inc.[b]	140,593	28,718,932
Urban Outfitters Inc.[b]	194,500	7,188,720
Williams-Sonoma Inc.	202,994	10,709,964

		470,310,720
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.77%
NCR Corp.[a,b]	286,986	9,045,799
NetApp Inc.	645,857	39,842,918
Western Digital Corp.	713,345	65,820,343
Xerox Corp.	553,495	15,929,586

		130,638,646
TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Carter’s Inc.	111,882	11,646,916
Hanesbrands Inc.	874,513	16,108,530
Lululemon Athletica Inc.[a,b]	228,576	20,370,693
Michael Kors Holdings Ltd.[b]	344,262	21,371,785
PVH Corp.	184,109	27,879,626
Ralph Lauren Corp.	133,828	14,961,970
Skechers U.S.A. Inc. Class Ab	316,891	12,323,891
Tapestry Inc.	685,390	36,058,368
Under Armour Inc. Class Aa,b	438,409	7,167,987
Under Armour Inc. Class C NVS[a,b]	444,929	6,384,731
VF Corp.	783,898	58,102,520

		232,377,017
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	1,147,690	14,954,400
TFS Financial Corp.	132,246	1,942,694

		16,897,094
TRADING COMPANIES & DISTRIBUTORS — 1.01%
Air Lease Corp.	233,617	9,956,757
Fastenal Co.	696,806	38,038,640
HD Supply Holdings Inc.[b]	449,194	17,042,420
MSC Industrial Direct Co. Inc. Class A	105,072	9,636,153
United Rentals Inc.[b]	202,578	34,991,298
Univar Inc.[a,b]	272,837	7,571,227
Watsco Inc.	73,152	13,238,317
WESCO International Inc.[a,b]	112,364	6,972,186
WW Grainger Inc.	122,387	34,546,178

		171,993,176
TRANSPORTATION INFRASTRUCTURE — 0.04%
Macquarie Infrastructure Corp.	192,042	7,092,111

		7,092,111

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2018

Security	Shares	Value
WATER UTILITIES — 0.29%
American Water Works Co. Inc.	430,035	$35,318,774
Aqua America Inc.	428,597	14,598,014

		49,916,788
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Telephone & Data Systems Inc.	231,013	6,475,294
U.S. Cellular Corp.[a,b]	34,093	1,370,198

		7,845,492

TOTAL COMMON STOCKS
(Cost: $12,914,904,298)		16,943,003,451

SHORT-TERM INVESTMENTS — 4.07%

MONEY MARKET FUNDS — 4.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	672,731,047	672,731,047
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	18,616,885	18,616,885

		691,347,932

TOTAL SHORT-TERM INVESTMENTS
(Cost: $691,349,347)		691,347,932

TOTAL INVESTMENTS IN SECURITIES — 103.80%
(Cost: $13,606,253,645)		17,634,351,383
Other Assets, Less Liabilities — (3.80)%		(646,317,059)

NET ASSETS — 100.00%		$16,988,034,324

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.14%
BWX Technologies Inc.	253,449	$16,101,615
Harris Corp.	82,850	13,362,048
HEICO Corp.[a]	82,233	7,138,647
HEICO Corp. Class Aa	162,866	11,555,342
Hexcel Corp.	161,280	10,417,075
Huntington Ingalls Industries Inc.	100,570	25,922,923
Rockwell Collins Inc.	437,968	59,059,985
TransDigm Group Inc.	130,453	40,041,244

		183,598,879
AIR FREIGHT & LOGISTICS — 0.94%
CH Robinson Worldwide Inc.	375,186	35,158,680
Expeditors International of Washington Inc.	336,402	21,294,247
XPO Logistics Inc.[a,b]	234,951	23,920,361

		80,373,288
AIRLINES — 0.51%
Alaska Air Group Inc.	266,608	16,519,032
American Airlines Group Inc.	504,583	26,218,132
Copa Holdings SA Class A NVS	6,114	786,444

		43,523,608
AUTO COMPONENTS — 1.45%
Aptiv PLC	723,144	61,445,546
BorgWarner Inc.	58,632	2,945,085
Delphi Technologies PLC	241,652	11,514,718
Gentex Corp.	485,192	11,169,120
Lear Corp.	149,670	27,852,090
Visteon Corp.[b]	84,012	9,261,483

		124,188,042
AUTOMOBILES — 0.34%
Harley-Davidson Inc.	330,284	14,162,578
Thor Industries Inc.	132,868	15,302,407

		29,464,985
BANKS — 1.06%
Bank of the Ozarks Inc.	149,569	7,219,696
East West Bancorp. Inc.	23,583	1,474,881
First Republic Bank/CA	346,891	32,125,575
Pinnacle Financial Partners Inc.	59,139	3,796,724
Signature Bank/New York NYb	85,758	12,173,348
SVB Financial Group[a,b]	104,598	25,104,566
Western Alliance Bancorp.[b]	148,058	8,603,650

		90,498,440

Security	Shares	Value
BEVERAGES — 1.13%
Brown-Forman Corp. Class A	138,043	$7,361,833
Brown-Forman Corp. Class B NVS	595,376	32,388,455
Dr Pepper Snapple Group Inc.	483,574	57,245,490

		96,995,778
BIOTECHNOLOGY — 2.56%
ACADIA Pharmaceuticals Inc.[a,b]	265,644	5,969,021
Agios Pharmaceuticals Inc.[a,b]	123,421	10,093,369
Alkermes PLC[b]	410,299	23,780,930
Alnylam Pharmaceuticals Inc.[a,b]	204,507	24,356,784
BioMarin Pharmaceutical Inc.[b]	470,371	38,132,977
Exelixis Inc.[a,b]	789,953	17,497,459
Incyte Corp.[b]	468,230	39,017,606
Intercept Pharmaceuticals Inc.[a,b]	48,095	2,958,804
Intrexon Corp.[a,b]	129,109	1,979,241
Ionis Pharmaceuticals Inc.[a,b]	332,188	14,642,847
Neurocrine Biosciences Inc.[a,b]	239,353	19,849,544
OPKO Health Inc.[a,b]	97,968	310,559
Seattle Genetics Inc.[a,b]	284,600	14,895,964
TESARO Inc.[a,b]	99,772	5,700,972

		219,186,077
BUILDING PRODUCTS — 1.37%
Allegion PLC	256,863	21,907,845
AO Smith Corp.	387,712	24,654,606
Armstrong World Industries Inc.[b]	118,513	6,672,282
Fortune Brands Home & Security Inc.	380,036	22,380,320
Lennox International Inc.	95,659	19,549,830
Masco Corp.	550,378	22,257,286

		117,422,169
CAPITAL MARKETS — 4.54%
Ameriprise Financial Inc.	359,137	53,130,728
BGC Partners Inc. Class A	156,812	2,109,121
Cboe Global Markets Inc.	302,187	34,479,537
Eaton Vance Corp. NVS	307,612	17,124,760
FactSet Research Systems Inc.	103,097	20,559,604
Federated Investors Inc. Class B	66,691	2,227,479
Invesco Ltd.	158,895	5,086,229
Lazard Ltd. Class A	284,101	14,932,348
Legg Mason Inc.	52,486	2,133,556
LPL Financial Holdings Inc.	237,381	14,496,858
MarketAxess Holdings Inc.	98,775	21,477,636
Moody’s Corp.	448,832	72,396,602
Morningstar Inc.	48,084	4,592,984
MSCI Inc.	239,612	35,814,806
Raymond James Financial Inc.	91,393	8,171,448
SEI Investments Co.	358,323	26,841,976
T Rowe Price Group Inc.	98,224	10,605,245
TD Ameritrade Holding Corp.	712,975	42,229,509

		388,410,426
CHEMICALS — 2.15%
Albemarle Corp.	55,503	5,147,348
Axalta Coating Systems Ltd.[b]	577,439	17,432,883
Celanese Corp. Series A	218,168	21,862,615

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
Chemours Co. (The)	497,818	$24,248,715
FMC Corp.	360,406	27,596,288
Huntsman Corp.	261,323	7,643,698
International Flavors & Fragrances Inc.	213,030	29,165,937
NewMarket Corp.	18,518	7,438,310
Platform Specialty Products Corp.[a,b]	272,313	2,622,374
RPM International Inc.	323,076	15,401,033
Scotts Miracle-Gro Co. (The)	104,617	8,970,908
Westlake Chemical Corp.	47,864	5,320,084
WR Grace & Co.	183,247	11,220,214

		184,070,407
COMMERCIAL SERVICES & SUPPLIES — 1.25%
ADT Inc.	185,423	1,470,404
Cintas Corp.	235,055	40,095,682
Clean Harbors Inc.[b]	99,124	4,838,242
Copart Inc.[b]	534,973	27,246,175
KAR Auction Services Inc.	364,239	19,741,754
Rollins Inc.	258,464	13,189,418

		106,581,675
COMMUNICATIONS EQUIPMENT — 1.40%
Arista Networks Inc.[b]	145,246	37,081,304
CommScope Holding Co. Inc.[a,b]	256,899	10,268,253
F5 Networks Inc.[b]	167,508	24,223,332
Motorola Solutions Inc.	41,355	4,354,681
Palo Alto Networks Inc.[b]	240,060	43,575,691

		119,503,261
CONSTRUCTION & ENGINEERING — 0.04%
Quanta Services Inc.[b]	101,660	3,492,021

		3,492,021
CONSTRUCTION MATERIALS — 0.96%
Eagle Materials Inc.	126,825	13,069,316
Martin Marietta Materials Inc.	153,166	31,751,312
Vulcan Materials Co.	329,795	37,652,695

		82,473,323
CONSUMER FINANCE — 0.11%
Credit Acceptance Corp.[a,b]	27,394	9,051,251

		9,051,251
CONTAINERS & PACKAGING — 2.28%
AptarGroup Inc.	38,674	3,474,086
Ardagh Group SA	26,427	493,656
Avery Dennison Corp.	224,484	23,851,425
Ball Corp.	515,525	20,471,498
Berry Global Group Inc.[b]	355,099	19,462,976
Crown Holdings Inc.[b]	243,203	12,342,552

Security	Shares	Value
Graphic Packaging Holding Co.	589,552	$9,049,623
International Paper Co.	1,010,885	54,011,586
Owens-Illinois Inc.[b]	341,693	7,401,070
Packaging Corp. of America	251,702	28,366,815
Sealed Air Corp.	247,788	10,602,849
Silgan Holdings Inc.	198,986	5,541,760

		195,069,896
DISTRIBUTORS — 0.38%
Genuine Parts Co.	145,479	13,069,834
LKQ Corp.[b]	117,255	4,449,827
Pool Corp.	105,515	15,428,403

		32,948,064
DIVERSIFIED CONSUMER SERVICES — 0.63%
Bright Horizons Family Solutions Inc.[b]	154,763	15,432,967
H&R Block Inc.	85,715	2,178,018
Service Corp. International/U.S.	483,519	18,248,007
ServiceMaster Global Holdings Inc.[b]	361,526	18,383,597

		54,242,589
DIVERSIFIED FINANCIAL SERVICES — 0.07%
Leucadia National Corp.	206,237	4,687,767
Voya Financial Inc.[a]	29,045	1,466,772

		6,154,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.20%
Zayo Group Holdings Inc.[a,b]	500,217	17,087,413

		17,087,413
ELECTRICAL EQUIPMENT — 1.19%
Acuity Brands Inc.[a]	77,352	10,766,625
AMETEK Inc.	100,191	7,611,510
Hubbell Inc.	94,705	11,533,175
Rockwell Automation Inc.	346,702	60,395,489
Sensata Technologies Holding PLC NVS[a,b]	231,258	11,986,102

		102,292,901
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.65%
Amphenol Corp. Class A	806,848	69,493,818
CDW Corp./DE	402,674	28,312,009
Cognex Corp.	447,056	23,242,441
Coherent Inc.[b]	65,780	12,327,172
FLIR Systems Inc.	198,532	9,928,585
IPG Photonics Corp.[b]	96,803	22,591,884
National Instruments Corp.	225,585	11,407,834
Trimble Inc.[b]	527,501	18,926,736
Universal Display Corp.[a]	111,985	11,310,485
Zebra Technologies Corp. Class Ab	140,655	19,577,770

		227,118,734

SCHEDULES OF INVESTMENTS	69

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.03%
RPC Inc.[a]	143,486	$2,587,052

		2,587,052
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.93%
Boston Properties Inc.[a]	62,177	7,661,450
CoreSite Realty Corp.	91,195	9,143,211
CubeSmart	328,640	9,267,648
CyrusOne Inc.	214,063	10,962,166
Digital Realty Trust Inc.[a]	420,400	44,301,752
Douglas Emmett Inc.[a]	348,050	12,794,318
Equity LifeStyle Properties Inc.	224,333	19,689,707
Extra Space Storage Inc.[a]	278,079	24,292,982
Federal Realty Investment Trust	76,392	8,869,875
Gaming and Leisure Properties Inc.	173,969	5,822,742
Hudson Pacific Properties Inc.	43,256	1,407,118
Iron Mountain Inc.	665,951	21,883,150
Lamar Advertising Co. Class A	200,295	12,750,780
Outfront Media Inc.	50,690	949,931
SBA Communications Corp.[b]	314,809	53,807,154
Tanger Factory Outlet Centers Inc.[a]	16,854	370,788
Taubman Centers Inc.[a]	78,440	4,464,020
VICI Properties Inc.	136,217	2,495,495

		250,934,287
FOOD & STAPLES RETAILING — 0.12%
Rite Aid Corp.[a,b]	1,318,826	2,215,628
Sprouts Farmers Market Inc.[a,b]	350,113	8,217,152

		10,432,780
FOOD PRODUCTS — 1.65%
Blue Buffalo Pet Products Inc.[b]	251,221	10,001,108
Campbell Soup Co.	312,480	13,533,509
Hershey Co. (The)	332,213	32,875,798
Kellogg Co.	607,869	39,517,564
Lamb Weston Holdings Inc.	90,944	5,294,760
McCormick & Co. Inc./MD NVS	328,544	34,953,796
Pilgrim’s Pride Corp.[a,b]	126,781	3,120,080
TreeHouse Foods Inc.[a,b]	44,814	1,715,032

		141,011,647
HEALTH CARE EQUIPMENT & SUPPLIES — 4.32%
ABIOMED Inc.[a,b]	110,479	32,148,284
Align Technology Inc.[b]	214,394	53,840,765
Cooper Companies Inc. (The)[a]	101,181	23,151,225
DexCom Inc.[a,b]	230,035	17,059,395
Edwards Lifesciences Corp.[b]	564,336	78,736,159
Hill-Rom Holdings Inc.	166,479	14,483,673
Hologic Inc.[b]	422,997	15,803,168
IDEXX Laboratories Inc.[b]	233,572	44,703,345
ResMed Inc.	376,110	37,035,552

Security	Shares	Value
Teleflex Inc.	19,745	$5,034,580
Varian Medical Systems Inc.[a,b]	247,858	30,399,784
West Pharmaceutical Services Inc.	197,141	17,405,579

		369,801,509
HEALTH CARE PROVIDERS & SERVICES — 1.12%
AmerisourceBergen Corp.	428,439	36,935,726
Centene Corp.[b]	57,677	6,163,941
Henry Schein Inc.[a,b]	423,210	28,443,944
LifePoint Health Inc.[a,b]	16,705	785,135
Patterson Companies Inc.	21,351	474,633
Premier Inc. Class Aa,b	44,016	1,378,141
WellCare Health Plans Inc.[b]	110,336	21,364,360

		95,545,880
HEALTH CARE TECHNOLOGY — 0.96%
athenahealth Inc.[a,b]	106,701	15,261,444
Cerner Corp.[b]	776,682	45,047,556
Veeva Systems Inc. Class Ab	298,485	21,795,375

		82,104,375
HOTELS, RESTAURANTS & LEISURE — 3.73%
Aramark	279,060	11,039,614
Chipotle Mexican Grill Inc.[a,b]	66,658	21,537,866
Choice Hotels International Inc.	89,758	7,194,104
Darden Restaurants Inc.	335,819	28,628,570
Domino’s Pizza Inc.	117,551	27,455,212
Dunkin’ Brands Group Inc.	242,968	14,502,760
Extended Stay America Inc.	289,891	5,731,145
Hilton Grand Vacations Inc.[b]	246,566	10,607,269
Hilton Worldwide Holdings Inc.	510,542	40,210,288
MGM Resorts International	99,581	3,487,327
Six Flags Entertainment Corp.	178,039	11,084,708
Vail Resorts Inc.	107,899	23,921,208
Wendy’s Co. (The)	495,881	8,702,711
Wyndham Worldwide Corp.	267,396	30,598,124
Wynn Resorts Ltd.	215,491	39,296,939
Yum China Holdings Inc.	859,484	35,668,586

		319,666,431
HOUSEHOLD DURABLES — 1.01%
DR Horton Inc.	505,418	22,157,525
Leggett & Platt Inc.	285,437	12,661,985
Mohawk Industries Inc.[b]	10,475	2,432,505
NVR Inc.[b]	8,803	24,648,400
PulteGroup Inc.	199,731	5,890,067
Tempur Sealy International Inc.[a,b]	48,002	2,174,011
Toll Brothers Inc.	181,408	7,845,896
Tupperware Brands Corp.	136,148	6,586,840
Whirlpool Corp.	15,082	2,309,205

		86,706,434

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.05%
Church & Dwight Co. Inc.	671,443	$33,813,869
Clorox Co. (The)	296,584	39,478,296
Energizer Holdings Inc.	158,776	9,459,874
Spectrum Brands Holdings Inc.[a]	64,935	6,733,760

		89,485,799
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
NRG Energy Inc.[a]	158,624	4,842,791

		4,842,791
INDUSTRIAL CONGLOMERATES — 0.84%
Roper Technologies Inc.	256,839	72,092,139

		72,092,139
INSURANCE — 1.70%
Arch Capital Group Ltd.[b]	44,221	3,784,876
Arthur J Gallagher & Co.	333,695	22,934,857
Aspen Insurance Holdings Ltd.	50,300	2,255,955
Assurant Inc.	27,970	2,556,738
Erie Indemnity Co. Class A NVS	48,921	5,755,067
Progressive Corp. (The)	1,564,641	95,333,576
RenaissanceRe Holdings Ltd.	7,736	1,071,513
XL Group Ltd.	216,774	11,978,931

		145,671,513
INTERNET & DIRECT MARKETING RETAIL — 0.80%
Expedia Group Inc.	330,920	36,536,877
Liberty Expedia Holdings Inc. Class Ab	27,308	1,072,658
Liberty Interactive Corp. QVC Group Series Aa,b	737,631	18,566,172
TripAdvisor Inc.[a,b]	137,114	5,606,592
Wayfair Inc. Class Aa,b	103,165	6,966,733

		68,749,032
INTERNET SOFTWARE & SERVICES — 1.34%
GoDaddy Inc. Class Ab	340,908	20,938,569
IAC/InterActiveCorp.[b]	188,075	29,411,169
LogMeIn Inc.	87,266	10,083,586
Match Group Inc.[a,b]	98,274	4,367,297
Pandora Media Inc.[a,b]	652,884	3,284,007
Twitter Inc.[b]	118,617	3,441,079
VeriSign Inc.[a,b]	229,848	27,250,779
Zillow Group Inc. Class Aa,b	101,044	5,456,376
Zillow Group Inc. Class C NVS[a,b]	202,123	10,874,217

		115,107,079
IT SERVICES — 8.82%
Alliance Data Systems Corp.	130,813	27,844,855
Black Knight Inc.[b]	342,334	16,123,931
Booz Allen Hamilton Holding Corp.	361,975	14,015,672
Broadridge Financial Solutions Inc.	315,798	34,639,883
CoreLogic Inc./U.S.[b]	130,450	5,900,254

Security	Shares	Value
CSRA Inc.	437,741	$18,048,061
DST Systems Inc.	16,791	1,404,567
DXC Technology Co.	764,382	76,843,322
Euronet Worldwide Inc.[a,b]	134,964	10,651,359
Fidelity National Information Services Inc.	504,989	48,630,441
First Data Corp. Class Ab	1,279,496	20,471,936
Fiserv Inc.[a,b]	1,123,524	80,118,496
FleetCor Technologies Inc.[b]	240,474	48,695,985
Gartner Inc.[a,b]	236,129	27,773,493
Genpact Ltd.	410,721	13,138,965
Global Payments Inc.	409,612	45,679,930
Jack Henry & Associates Inc.	208,612	25,231,621
Paychex Inc.	868,183	53,471,391
Sabre Corp.	466,180	9,999,561
Square Inc. Class Aa,b	655,489	32,250,059
Switch Inc. Class Aa	70,676	1,124,455
Total System Services Inc.	489,283	42,205,552
Western Union Co. (The)	1,239,235	23,830,489
WEX Inc.[b]	84,182	13,184,585
Worldpay Inc. Class Ab	774,116	63,663,300

		754,942,163
LEISURE PRODUCTS — 0.60%
Brunswick Corp./DE	191,664	11,382,925
Hasbro Inc.	233,443	19,679,245
Mattel Inc.[a]	175,299	2,305,182
Polaris Industries Inc.	158,649	18,168,483

		51,535,835
LIFE SCIENCES TOOLS & SERVICES — 3.00%
Agilent Technologies Inc.	212,244	14,199,123
Bio-Techne Corp.	99,373	15,009,298
Bruker Corp.	99,387	2,973,659
Charles River Laboratories International Inc.[b]	127,382	13,596,755
Illumina Inc.[b]	393,376	93,001,954
IQVIA Holdings Inc.[b]	281,644	27,632,093
Mettler-Toledo International Inc.[b]	67,594	38,868,578
PerkinElmer Inc.	55,942	4,235,928
QIAGEN NVb	196,281	6,341,839
Waters Corp.[b]	205,549	40,832,309

		256,691,536
MACHINERY — 4.45%
Allison Transmission Holdings Inc.	336,679	13,150,682
Cummins Inc.	136,606	22,142,466
Donaldson Co. Inc.	322,953	14,549,033
Dover Corp.	44,545	4,375,210
Fortive Corp.	750,288	58,162,326
Gardner Denver Holdings Inc.[a,b]	199,539	6,121,856
Gates Industrial Corp. PLC[b]	94,857	1,660,946
Graco Inc.	452,742	20,699,364
IDEX Corp.	191,609	27,306,199
Ingersoll-Rand PLC	338,076	28,908,879
Lincoln Electric Holdings Inc.	158,094	14,220,555
Middleby Corp. (The)[a,b]	148,200	18,345,678
Nordson Corp.	154,894	21,118,248

SCHEDULES OF INVESTMENTS	71

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
Parker-Hannifin Corp.	308,894	$52,830,141
Snap-on Inc.	20,429	3,014,095
Stanley Black & Decker Inc.	42,010	6,435,932
Toro Co. (The)	283,769	17,721,374
WABCO Holdings Inc.[b]	136,266	18,241,929
Wabtec Corp./DEa	73,759	6,003,983
Welbilt Inc.[a,b]	345,701	6,723,884
Xylem Inc./NY	251,487	19,344,380

		381,077,160
MEDIA — 1.54%
AMC Networks Inc. Class Aa,b	131,654	6,806,512
Cable One Inc.	12,641	8,685,757
Discovery Communications Inc. Class C NVS[b]	134,651	2,628,388
GCI Liberty Inc. Class Ab	41,983	2,219,221
Interpublic Group of Companies Inc. (The)	882,301	20,319,392
Lions Gate Entertainment Corp. Class A	90,273	2,331,752
Lions Gate Entertainment Corp. Class B NVS	176,868	4,258,981
Live Nation Entertainment Inc.[a,b]	360,233	15,180,219
Madison Square Garden Co. (The) Class Aa,b	4,097	1,007,043
Omnicom Group Inc.	623,684	45,323,116
Sirius XM Holdings Inc.[a]	3,641,408	22,722,386

		131,482,767
METALS & MINING — 0.38%
Freeport-McMoRan Inc.[b]	722,012	12,685,751
Royal Gold Inc.	64,864	5,569,872
Southern Copper Corp.	196,901	10,668,096
Steel Dynamics Inc.	78,843	3,486,437

		32,410,156
MULTILINE RETAIL — 1.14%
Dollar General Corp.	281,367	26,321,883
Dollar Tree Inc.[b]	589,003	55,896,385
Nordstrom Inc.	314,357	15,218,022

		97,436,290
OIL, GAS & CONSUMABLE FUELS — 2.31%
Antero Resources Corp.[a,b]	305,832	6,070,765
Apache Corp.	53,324	2,051,908
Cabot Oil & Gas Corp.	874,924	20,980,677
Cheniere Energy Inc.[b]	363,521	19,430,197
Chesapeake Energy Corp.[a,b]	165,993	501,299
Cimarex Energy Co.	235,689	22,036,921
Continental Resources Inc./OKa,b	103,498	6,101,207
Devon Energy Corp.	101,883	3,238,861
Diamondback Energy Inc.[b]	59,934	7,582,850
EQT Corp.	89,910	4,271,624
Gulfport Energy Corp.[a,b]	42,401	409,170
Laredo Petroleum Inc.[a,b]	436,005	3,797,604
Newfield Exploration Co.[b]	535,621	13,079,865
ONEOK Inc.	1,042,206	59,322,365

Security	Shares	Value
Parsley Energy Inc. Class Ab	417,321	$12,098,136
RSP Permian Inc.[a,b]	177,624	8,327,013
Williams Companies Inc. (The)	327,124	8,132,303

		197,432,765
PERSONAL PRODUCTS — 0.23%
Herbalife Ltd.[b]	173,345	16,895,937
Nu Skin Enterprises Inc. Class A	37,500	2,764,125

		19,660,062
PHARMACEUTICALS — 1.35%
Akorn Inc.[b]	228,625	4,277,574
Zoetis Inc.	1,328,291	110,925,581

		115,203,155
PROFESSIONAL SERVICES — 2.27%
CoStar Group Inc.[b]	95,549	34,653,711
Dun & Bradstreet Corp. (The)	39,480	4,619,160
Equifax Inc.	321,158	37,835,624
IHS Markit Ltd.[b]	590,722	28,496,429
Robert Half International Inc.	328,611	19,023,291
TransUnion[b]	486,333	27,613,988
Verisk Analytics Inc. Class Ab	408,646	42,499,184

		194,741,387
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Ab	348,890	16,474,586

		16,474,586
ROAD & RAIL — 0.64%
JB Hunt Transport Services Inc.	233,288	27,329,689
Landstar System Inc.	112,868	12,375,976
Old Dominion Freight Line Inc.[a]	102,381	15,046,936

		54,752,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.34%
Advanced Micro Devices Inc.[a,b]	2,267,298	22,786,345
Analog Devices Inc.	1,003,394	91,439,295
Cavium Inc.[b]	182,304	14,471,291
Cypress Semiconductor Corp.	74,313	1,260,348
KLA-Tencor Corp.	423,404	46,155,270
Lam Research Corp.	440,019	89,394,260
Maxim Integrated Products Inc.	758,639	45,685,241
Microchip Technology Inc.[a]	614,920	56,179,091
Microsemi Corp.[b]	257,425	16,660,546
ON Semiconductor Corp.[b]	1,061,407	25,962,015
Qorvo Inc.[a,b]	177,328	12,492,758
Skyworks Solutions Inc.	493,393	49,467,582
Teradyne Inc.	494,194	22,589,608
Versum Materials Inc.	26,295	989,481
Xilinx Inc.	652,095	47,107,343

		542,640,474

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2018

Security	Shares	Value
SOFTWARE — 7.89%
ANSYS Inc.[b]	230,009	$36,040,110
Atlassian Corp. PLC Class Aa,b	247,667	13,354,205
Autodesk Inc.[b]	458,450	57,572,151
Cadence Design Systems Inc.[b]	746,780	27,459,101
CDK Global Inc.	338,186	21,420,701
Citrix Systems Inc.[b]	407,303	37,797,718
Dell Technologies Inc. Class Vb	540,798	39,591,821
Fortinet Inc.[b]	392,304	21,019,648
Guidewire Software Inc.[a,b]	80,124	6,476,423
Manhattan Associates Inc.[a,b]	182,631	7,648,586
PTC Inc.[b]	308,776	24,087,616
Red Hat Inc.[a,b]	478,174	71,491,795
ServiceNow Inc.[a,b]	459,259	75,984,401
Splunk Inc.[b]	380,587	37,445,955
SS&C Technologies Holdings Inc.	426,497	22,877,299
Symantec Corp.	1,677,600	43,365,960
Synopsys Inc.[b]	31,421	2,615,484
Tableau Software Inc. Class Ab	173,106	13,990,427
Take-Two Interactive Software Inc.[b]	300,606	29,393,255
Tyler Technologies Inc.[a,b]	94,406	19,915,890
Ultimate Software Group Inc. (The)[a,b]	77,216	18,817,539
Workday Inc. Class Aa,b	368,615	46,854,653

		675,220,738
SPECIALTY RETAIL — 3.56%
Advance Auto Parts Inc.	51,072	6,054,586
AutoZone Inc.[b]	63,333	41,083,484
Burlington Stores Inc.[b]	103,763	13,816,043
CarMax Inc.[a,b]	487,915	30,221,455
Dick’s Sporting Goods Inc.	168,270	5,897,864
Floor & Decor Holdings Inc. Class Aa,b	79,442	4,140,517
Foot Locker Inc.	22,731	1,035,170
Gap Inc. (The)	31,078	969,634
L Brands Inc.	103,428	3,951,984
Michaels Companies Inc. (The)[a,b]	229,586	4,525,140
O’Reilly Automotive Inc.[b]	225,440	55,769,347
Ross Stores Inc.	1,020,035	79,542,329
Sally Beauty Holdings Inc.[a,b]	120,297	1,978,886
Tractor Supply Co.	338,655	21,342,038
Ulta Salon Cosmetics & Fragrance Inc.[b]	157,512	32,174,976
Williams-Sonoma Inc.	45,361	2,393,246

		304,896,699
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.69%
NCR Corp.[a,b]	326,003	10,275,615
NetApp Inc.	618,846	38,176,610
Western Digital Corp.	114,720	10,585,214

		59,037,439

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.49%
Carter’s Inc.	125,969	$13,113,373
Hanesbrands Inc.	971,331	17,891,917
Lululemon Athletica Inc.[b]	257,566	22,954,282
Michael Kors Holdings Ltd.[b]	28,748	1,784,676
Skechers U.S.A. Inc. Class Ab	151,829	5,904,630
Tapestry Inc.	130,277	6,853,873
Under Armour Inc. Class Aa,b	360,342	5,891,591
Under Armour Inc. Class C NVS[a,b]	365,697	5,247,752
VF Corp.	651,890	48,318,087

		127,960,181
TRADING COMPANIES & DISTRIBUTORS — 1.94%
Air Lease Corp.	15,833	674,803
Fastenal Co.	779,958	42,577,907
HD Supply Holdings Inc.[b]	503,231	19,092,584
MSC Industrial Direct Co. Inc. Class A	48,030	4,404,831
United Rentals Inc.[a,b]	227,609	39,314,903
Univar Inc.[a,b]	307,260	8,526,465
Watsco Inc.	82,321	14,897,631
WW Grainger Inc.	129,338	36,508,237

		165,997,361

TOTAL COMMON STOCKS
(Cost: $6,569,430,332)		8,548,079,869

SHORT-TERM INVESTMENTS — 4.87%

MONEY MARKET FUNDS — 4.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	407,935,852	407,935,852
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	8,766,495	8,766,495

		416,702,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,704,949)		416,702,347

TOTAL INVESTMENTS IN SECURITIES — 104.71%
(Cost: $6,986,135,281)		8,964,782,216
Other Assets, Less Liabilities — (4.71)%		(403,128,520)

NET ASSETS — 100.00%		$8,561,653,696

NVS	— Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 2.15%
Arconic Inc.	1,154,900	$26,608,896
Harris Corp.	239,685	38,656,397
Hexcel Corp.	80,566	5,203,758
Huntington Ingalls Industries Inc.	19,816	5,107,772
L3 Technologies Inc.	210,947	43,876,976
Orbital ATK Inc.	156,351	20,733,706
Spirit AeroSystems Holdings Inc. Class A	313,285	26,221,955
Teledyne Technologies Inc.[a]	94,395	17,667,912
Textron Inc.	717,624	42,318,287

		226,395,659
AIR FREIGHT & LOGISTICS — 0.17%
Expeditors International of Washington Inc.	141,589	8,962,584
XPO Logistics Inc.[a,b]	84,818	8,635,320

		17,597,904
AIRLINES — 1.17%
Alaska Air Group Inc.	56,907	3,525,958
American Airlines Group Inc.	666,089	34,609,984
Copa Holdings SA Class A NVS	77,824	10,010,501
JetBlue Airways Corp.[a]	874,474	17,769,312
Spirit Airlines Inc.[a,b]	183,652	6,938,372
United Continental Holdings Inc.[a]	729,327	50,666,347

		123,520,474
AUTO COMPONENTS — 0.67%
Adient PLC	256,915	15,353,240
BorgWarner Inc.	514,137	25,825,102
Gentex Corp.	273,432	6,294,405
Goodyear Tire & Rubber Co. (The)	653,868	17,379,811
Lear Corp.	31,647	5,889,190

		70,741,748
AUTOMOBILES — 0.05%
Harley-Davidson Inc.	123,057	5,276,684

		5,276,684
BANKS — 7.53%
Associated Banc-Corp.	457,059	11,357,916
Bank of Hawaii Corp.	113,952	9,469,411
Bank of the Ozarks Inc.	176,389	8,514,297
BankUnited Inc.	281,575	11,257,369
BOK Financial Corp.	67,844	6,715,878
CIT Group Inc.	357,391	18,405,637
Citizens Financial Group Inc.	1,334,807	56,035,198
Comerica Inc.	471,129	45,195,405
Commerce Bancshares Inc./MO	256,158	15,346,426
Cullen/Frost Bankers Inc.	151,646	16,085,091
East West Bancorp. Inc.	367,271	22,969,128

Security	Shares	Value
F.N.B. Corp.	865,891	$11,646,234
Fifth Third Bancorp.	1,882,874	59,781,249
First Hawaiian Inc.	141,958	3,950,691
First Horizon National Corp.	784,969	14,780,966
First Republic Bank/CA	85,661	7,933,065
Huntington Bancshares Inc./OH	2,885,411	43,569,706
KeyCorp	2,903,736	56,768,039
M&T Bank Corp.	383,516	70,705,010
PacWest Bancorp.	346,948	17,184,334
People’s United Financial Inc.	927,086	17,299,425
Pinnacle Financial Partners Inc.	131,760	8,458,992
Popular Inc.	271,896	11,316,312
Prosperity Bancshares Inc.	178,825	12,988,060
Regions Financial Corp.	3,074,660	57,127,183
Signature Bank/New York NYa	59,991	8,515,722
SunTrust Banks Inc.	1,276,734	86,868,981
SVB Financial Group[a]	36,964	8,871,730
Synovus Financial Corp.	320,691	16,015,309
TCF Financial Corp.	430,082	9,810,170
Webster Financial Corp.	247,009	13,684,299
Western Alliance Bancorp.[a,b]	115,103	6,688,635
Zions BanCorp.	531,322	28,016,609

		793,332,477
BEVERAGES — 0.36%
Brown-Forman Corp. Class A	8,006	426,960
Brown-Forman Corp. Class B NVS	35,618	1,937,619
Molson Coors Brewing Co. Class B	467,336	35,204,421

		37,569,000
BIOTECHNOLOGY — 0.20%
Agios Pharmaceuticals Inc.[a,b]	10,877	889,521
Alnylam Pharmaceuticals Inc.[a]	31,029	3,695,554
Intrexon Corp.[a,b]	48,832	748,595
OPKO Health Inc.[a,b]	787,852	2,497,491
United Therapeutics Corp.[a]	116,182	13,054,209

		20,885,370
BUILDING PRODUCTS — 0.46%
Fortune Brands Home & Security Inc.	28,382	1,671,416
Lennox International Inc.	7,547	1,542,380
Masco Corp.	297,988	12,050,635
Owens Corning	300,387	24,151,115
USG Corp.[a]	229,606	9,280,674

		48,696,220
CAPITAL MARKETS — 2.95%
Affiliated Managers Group Inc.	150,049	28,446,289
Ameriprise Financial Inc.	39,906	5,903,694
BGC Partners Inc. Class A	469,317	6,312,314
E*TRADE Financial Corp.[a]	723,350	40,080,823
Federated Investors Inc. Class B	180,764	6,037,518

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
Interactive Brokers Group Inc. Class Ab	187,973	$12,639,304
Invesco Ltd.	927,398	29,686,010
Lazard Ltd. Class A	32,044	1,684,233
Legg Mason Inc.	176,468	7,173,424
Morningstar Inc.	3,053	291,623
Nasdaq Inc.	310,101	26,736,908
Northern Trust Corp.	566,530	58,426,239
Raymond James Financial Inc.	261,881	23,414,780
T Rowe Price Group Inc.	539,270	58,224,982
TD Ameritrade Holding Corp.	87,701	5,194,530

		310,252,671
CHEMICALS — 1.81%
Albemarle Corp.	242,704	22,508,369
Ashland Global Holdings Inc.	166,945	11,651,092
Cabot Corp.	165,320	9,211,630
Celanese Corp. Series A	147,320	14,762,937
CF Industries Holdings Inc.	630,788	23,799,631
Eastman Chemical Co.	388,491	41,016,880
Huntsman Corp.	280,454	8,203,280
Mosaic Co. (The)	949,557	23,055,244
NewMarket Corp.	1,336	536,644
Olin Corp.	446,472	13,568,284
Platform Specialty Products Corp.[a,b]	320,333	3,084,807
RPM International Inc.	29,431	1,402,976
Scotts Miracle-Gro Co. (The)	9,046	775,695
Valvoline Inc.	543,918	12,036,905
Westlake Chemical Corp.	47,623	5,293,296

		190,907,670
COMMERCIAL SERVICES & SUPPLIES — 0.59%
ADT Inc.[b]	99,493	788,980
Clean Harbors Inc.[a,b]	41,426	2,022,003
Pitney Bowes Inc.	507,645	5,528,254
Republic Services Inc.	609,919	40,394,935
Stericycle Inc.[a,b]	223,862	13,102,643

		61,836,815
COMMUNICATIONS EQUIPMENT — 0.91%
ARRIS International PLC[a]	480,153	12,757,665
CommScope Holding Co. Inc.[a]	252,026	10,073,479
EchoStar Corp. Class Aa	127,906	6,749,600
Juniper Networks Inc.	997,922	24,279,442
Motorola Solutions Inc.	400,989	42,224,142

		96,084,328
CONSTRUCTION & ENGINEERING — 0.72%
AECOM[a,b]	431,246	15,365,295
Fluor Corp.	378,567	21,661,604
Jacobs Engineering Group Inc.	336,639	19,912,197
Quanta Services Inc.[a]	297,796	10,229,292
Valmont Industries Inc.	59,837	8,754,153

		75,922,541

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.06%
Martin Marietta Materials Inc.	16,023	$3,321,568
Vulcan Materials Co.	24,263	2,770,107

		6,091,675
CONSUMER FINANCE — 1.98%
Ally Financial Inc.	1,192,504	32,376,483
Credit Acceptance Corp.[a,b]	2,839	938,034
Discover Financial Services	981,933	70,630,441
Navient Corp.	703,850	9,234,512
OneMain Holdings Inc.[a]	192,418	5,760,995
Santander Consumer USA Holdings Inc.	400,812	6,533,236
SLM Corp.[a]	1,161,897	13,024,865
Synchrony Financial	2,094,105	70,215,341

		208,713,907
CONTAINERS & PACKAGING — 1.18%
AptarGroup Inc.	126,268	11,342,654
Ardagh Group SA	23,277	434,814
Avery Dennison Corp.	13,685	1,454,031
Ball Corp.	418,746	16,628,404
Bemis Co. Inc.	244,281	10,631,109
Crown Holdings Inc.[a]	106,375	5,398,531
Graphic Packaging Holding Co.	245,911	3,774,734
International Paper Co.	102,176	5,459,264
Owens-Illinois Inc.[a]	94,189	2,040,134
Sealed Air Corp.	237,731	10,172,509
Sonoco Products Co.	263,884	12,798,374
WestRock Co.	682,721	43,810,207

		123,944,765
DISTRIBUTORS — 0.47%
Genuine Parts Co.	244,350	21,952,404
LKQ Corp.[a,b]	712,995	27,058,160

		49,010,564
DIVERSIFIED CONSUMER SERVICES — 0.18%
Graham Holdings Co. Class B	11,638	7,008,985
H&R Block Inc.	472,607	12,008,944

		19,017,929
DIVERSIFIED FINANCIAL SERVICES — 0.36%
Leucadia National Corp.	668,311	15,190,709
Voya Financial Inc.[b]	458,547	23,156,624

		38,347,333

SCHEDULES OF INVESTMENTS	75

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.41%
CenturyLink Inc.	2,614,773	$42,960,720

		42,960,720
ELECTRIC UTILITIES — 4.03%
Alliant Energy Corp.	629,740	25,731,176
Avangrid Inc.	156,209	7,985,404
Edison International	861,131	54,819,600
Entergy Corp.	486,175	38,300,867
Eversource Energy	859,944	50,667,901
FirstEnergy Corp.	1,202,994	40,913,826
Great Plains Energy Inc.	583,005	18,533,729
Hawaiian Electric Industries Inc.	292,113	10,042,845
OGE Energy Corp.	539,226	17,670,436
Pinnacle West Capital Corp.	302,658	24,152,108
PPL Corp.	1,857,345	52,544,290
Westar Energy Inc.	386,751	20,339,235
Xcel Energy Inc.	1,377,463	62,647,017

		424,348,434
ELECTRICAL EQUIPMENT — 0.67%
Acuity Brands Inc.[b]	35,555	4,948,901
AMETEK Inc.	513,705	39,026,169
Hubbell Inc.	52,996	6,453,853
Regal Beloit Corp.	120,486	8,837,648
Sensata Technologies Holding PLC NVS[a,b]	226,257	11,726,900

		70,993,471
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
Arrow Electronics Inc.[a]	237,403	18,284,779
Avnet Inc.	326,292	13,625,954
Dolby Laboratories Inc. Class A	156,140	9,924,258
FLIR Systems Inc.	175,127	8,758,101
Jabil Inc.	465,297	13,367,983
Keysight Technologies Inc.[a]	509,059	26,669,601
National Instruments Corp.	60,368	3,052,810
Trimble Inc.[a]	142,583	5,115,878

		98,799,364
ENERGY EQUIPMENT & SERVICES — 1.20%
Baker Hughes a GE Co.	1,151,717	31,983,181
Helmerich & Payne Inc.	287,444	19,132,273
Nabors Industries Ltd.	833,634	5,827,102
National Oilwell Varco Inc.	1,029,605	37,899,760
Oceaneering International Inc.	267,305	4,955,835
Patterson-UTI Energy Inc.	562,758	9,853,892
RPC Inc.[b]	12,389	223,374
Transocean Ltd.[a,b]	1,165,856	11,541,974
Weatherford International PLC[a,b]	2,389,466	5,471,877

		126,889,268

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.90%
Alexandria Real Estate Equities Inc.[b]	272,142	$33,987,814
American Campus Communities Inc.	372,368	14,380,852
American Homes 4 Rent Class Ab	649,045	13,032,824
Apartment Investment & Management Co. Class A	421,964	17,195,033
Apple Hospitality REIT Inc.	566,195	9,948,046
AvalonBay Communities Inc.[b]	373,232	61,381,735
Boston Properties Inc.	354,332	43,660,789
Brandywine Realty Trust	467,923	7,430,617
Brixmor Property Group Inc.	825,166	12,583,782
Camden Property Trust	245,799	20,691,360
Colony NorthStar Inc. Class Ab	1,454,934	8,176,729
Columbia Property Trust Inc.	322,870	6,605,920
CoreCivic Inc.	319,163	6,230,062
Corporate Office Properties Trust	269,484	6,960,772
CubeSmart	154,387	4,353,713
CyrusOne Inc.[b]	29,634	1,517,557
DCT Industrial Trust Inc.[b]	253,049	14,256,781
DDR Corp.	837,989	6,142,459
Digital Realty Trust Inc.[b]	131,036	13,808,574
Douglas Emmett Inc.[b]	82,401	3,029,061
Duke Realty Corp.	967,632	25,622,895
Empire State Realty Trust Inc. Class A	348,944	5,858,770
EPR Properties[b]	169,063	9,366,090
Equity Commonwealth[a]	325,370	9,979,098
Essex Property Trust Inc.	176,842	42,562,333
Extra Space Storage Inc.[b]	49,423	4,317,593
Federal Realty Investment Trust[b]	121,507	14,108,178
Forest City Realty Trust Inc. Class A	688,645	13,951,948
Gaming and Leisure Properties Inc.	368,072	12,319,370
GGP Inc.	1,667,469	34,116,416
HCP Inc.	1,271,679	29,541,103
Healthcare Trust of America Inc. Class A	546,223	14,447,598
Highwoods Properties Inc.	274,161	12,013,735
Hospitality Properties Trust	399,308	10,118,465
Host Hotels & Resorts Inc.	1,975,754	36,828,055
Hudson Pacific Properties Inc.	377,727	12,287,459
Invitation Homes Inc.[b]	790,398	18,044,786
Iron Mountain Inc.	94,611	3,108,917
JBG SMITH Properties	233,264	7,863,329
Kilroy Realty Corp.	260,830	18,508,497
Kimco Realty Corp.[b]	1,128,260	16,246,944
Lamar Advertising Co. Class Ab	23,530	1,497,920
Liberty Property Trust	398,221	15,821,320
Life Storage Inc.	123,600	10,323,072
Macerich Co. (The)	372,647	20,875,685
Medical Properties Trust Inc.[b]	975,225	12,677,925
Mid-America Apartment Communities Inc.[b]	306,956	28,006,665
National Retail Properties Inc.	414,004	16,253,797
Omega Healthcare Investors Inc.[b]	526,755	14,243,455
Outfront Media Inc.	322,158	6,037,241
Paramount Group Inc.[b]	557,939	7,945,051
Park Hotels & Resorts Inc.	484,550	13,092,541
Piedmont Office Realty Trust Inc. Class A	380,138	6,686,627
Prologis Inc.	1,429,106	90,019,387
Rayonier Inc.[b]	347,322	12,218,788
Realty Income Corp.[b]	762,694	39,454,161
Regency Centers Corp.[b]	403,795	23,815,829
Retail Properties of America Inc. Class A	594,175	6,928,081

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
Senior Housing Properties Trust	585,959	$9,176,118
SL Green Realty Corp.[b]	246,014	23,821,536
Spirit Realty Capital Inc.[b]	1,235,599	9,588,248
STORE Capital Corp.	459,789	11,411,963
Sun Communities Inc.[b]	207,584	18,966,950
Tanger Factory Outlet Centers Inc.[b]	233,337	5,133,414
Taubman Centers Inc.	79,529	4,525,995
UDR Inc.[b]	718,830	25,604,725
Uniti Group Inc.[b]	447,442	7,270,933
Ventas Inc.[b]	963,589	47,726,563
VEREIT Inc.	2,635,788	18,345,084
VICI Properties Inc.	603,284	11,052,163
Vornado Realty Trust	465,645	31,337,908
Weingarten Realty Investors	323,628	9,087,474
Welltower Inc.	1,005,120	54,708,682
Weyerhaeuser Co.	2,023,058	70,807,030
WP Carey Inc.[b]	285,249	17,682,586

		1,358,730,976
FOOD & STAPLES RETAILING — 0.30%
Casey’s General Stores Inc.	101,169	11,105,321
Rite Aid Corp.[a,b]	1,502,261	2,523,798
U.S. Foods Holding Corp.[a]	563,066	18,451,673

		32,080,792
FOOD PRODUCTS — 2.82%
Bunge Ltd.	380,070	28,102,376
Campbell Soup Co.	164,006	7,103,100
Conagra Brands Inc.	1,032,673	38,084,980
Flowers Foods Inc.	477,914	10,447,200
Hain Celestial Group Inc. (The)[a,b]	273,943	8,785,352
Hershey Co. (The)	38,803	3,839,945
Hormel Foods Corp.	729,764	25,045,500
Ingredion Inc.	193,166	24,902,961
JM Smucker Co. (The)	297,147	36,849,199
Kellogg Co.	51,067	3,319,866
Lamb Weston Holdings Inc.	307,266	17,889,027
Pilgrim’s Pride Corp.[a,b]	15,366	378,157
Pinnacle Foods Inc.	319,255	17,271,695
Post Holdings Inc.[a,b]	172,952	13,102,844
Seaboard Corp.	722	3,079,330
TreeHouse Foods Inc.[a,b]	105,655	4,043,417
Tyson Foods Inc. Class A	755,269	55,278,138

		297,523,087
GAS UTILITIES — 0.54%
Atmos Energy Corp.	295,342	24,879,610
National Fuel Gas Co.	216,517	11,139,800
UGI Corp.	471,167	20,929,238

		56,948,648
HEALTH CARE EQUIPMENT & SUPPLIES — 1.49%
Cooper Companies Inc. (The)[b]	29,347	6,714,887
DENTSPLY SIRONA Inc.	609,930	30,685,579
Hill-Rom Holdings Inc.	11,334	986,058

Security	Shares	Value
Hologic Inc.[a,b]	323,520	$12,086,707
STERIS PLC	226,198	21,117,845
Teleflex Inc.	102,096	26,032,438
Zimmer Biomet Holdings Inc.	547,273	59,674,648

		157,298,162
HEALTH CARE PROVIDERS & SERVICES — 2.69%
Acadia Healthcare Co. Inc.[a,b]	213,112	8,349,728
Brookdale Senior Living Inc.[a,b]	492,106	3,302,031
Cardinal Health Inc.	857,200	53,729,296
Centene Corp.[a]	402,136	42,976,274
DaVita Inc.[a]	397,286	26,197,039
Envision Healthcare Corp.[a]	324,737	12,479,643
Laboratory Corp. of America Holdings[a]	277,497	44,885,140
LifePoint Health Inc.[a,b]	82,845	3,893,715
MEDNAX Inc.[a]	245,965	13,683,033
Patterson Companies Inc.	198,567	4,414,144
Premier Inc. Class Aa,b	102,850	3,220,234
Quest Diagnostics Inc.	370,269	37,137,981
Universal Health Services Inc. Class B	232,328	27,509,958
WellCare Health Plans Inc.[a]	9,408	1,821,671

		283,599,887
HOTELS, RESTAURANTS & LEISURE — 1.66%
Aramark	378,191	14,961,236
Extended Stay America Inc.	225,138	4,450,978
Hilton Worldwide Holdings Inc.	70,916	5,585,344
Hyatt Hotels Corp. Class A	124,532	9,496,810
International Game Technology PLC	290,371	7,761,617
MGM Resorts International	1,252,970	43,879,009
Norwegian Cruise Line Holdings Ltd.[a]	542,346	28,728,068
Royal Caribbean Cruises Ltd.	465,321	54,786,895
Yum China Holdings Inc.	136,889	5,680,894

		175,330,851
HOUSEHOLD DURABLES — 1.97%
DR Horton Inc.	417,117	18,286,409
Garmin Ltd.	326,556	19,243,945
Leggett & Platt Inc.	69,118	3,066,075
Lennar Corp. Class A	692,236	40,800,390
Lennar Corp. Class B	41,497	1,978,992
Mohawk Industries Inc.[a]	156,922	36,440,427
Newell Brands Inc.	1,318,096	33,585,086
PulteGroup Inc.	517,257	15,253,909
Tempur Sealy International Inc.[a,b]	77,915	3,528,770
Toll Brothers Inc.	206,930	8,949,723
Whirlpool Corp.	173,131	26,508,087

		207,641,813
HOUSEHOLD PRODUCTS — 0.07%
Clorox Co. (The)	51,870	6,904,416

		6,904,416

SCHEDULES OF INVESTMENTS	77

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.51%
AES Corp./VA	1,801,343	$20,481,270
NRG Energy Inc.	650,920	19,872,587
Vistra Energy Corp.[a]	650,290	13,545,541

		53,899,398
INDUSTRIAL CONGLOMERATES — 0.20%
Carlisle Companies Inc.	163,978	17,120,943
Roper Technologies Inc.	14,535	4,079,829

		21,200,772
INSURANCE — 6.94%
Alleghany Corp.	38,354	23,566,232
American Financial Group Inc./OH	189,830	21,302,723
American National Insurance Co.	19,756	2,310,662
Arch Capital Group Ltd.[a]	288,437	24,687,323
Arthur J Gallagher & Co.	154,077	10,589,712
Aspen Insurance Holdings Ltd.	112,046	5,025,263
Assurant Inc.	112,796	10,310,682
Assured Guaranty Ltd.	312,150	11,299,830
Athene Holding Ltd. Class A NVS[a]	319,932	15,295,949
Axis Capital Holdings Ltd.	220,783	12,710,477
Brown & Brown Inc.	627,486	15,963,244
Cincinnati Financial Corp.	416,650	30,940,429
CNA Financial Corp.	72,308	3,568,400
Erie Indemnity Co. Class A NVS	17,514	2,060,347
Everest Re Group Ltd.	110,405	28,354,212
First American Financial Corp.	291,640	17,113,435
FNF Group	709,384	28,389,548
Hanover Insurance Group Inc. (The)	114,484	13,496,519
Hartford Financial Services Group Inc. (The)	961,292	49,525,764
Lincoln National Corp.	591,639	43,225,145
Loews Corp.	742,181	36,908,661
Markel Corp.[a]	36,906	43,189,246
Mercury General Corp.	72,931	3,345,345
Old Republic International Corp.	659,060	14,136,837
Principal Financial Group Inc.	724,394	44,122,839
ProAssurance Corp.	142,234	6,905,461
Reinsurance Group of America Inc.	174,558	26,881,932
RenaissanceRe Holdings Ltd.	98,874	13,695,038
Torchmark Corp.	309,652	26,063,409
Unum Group	605,623	28,833,711
Validus Holdings Ltd.	208,045	14,032,635
White Mountains Insurance Group Ltd.	9,668	7,952,123
Willis Towers Watson PLC	335,211	51,015,762
WR Berkley Corp.	257,529	18,722,358
XL Group Ltd.	467,504	25,834,271

		731,375,524
INTERNET & DIRECT MARKETING RETAIL — 0.22%
Liberty Expedia Holdings Inc. Class Aa,b	120,051	4,715,603
Liberty Interactive Corp. QVC Group Series Aa	465,423	11,714,697
TripAdvisor Inc.[a,b]	155,795	6,370,458

		22,800,758

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.90%
Akamai Technologies Inc.[a]	446,931	$31,723,162
LogMeIn Inc.	52,672	6,086,250
Twitter Inc.[a]	1,725,996	50,071,144
Zillow Group Inc. Class Aa,b	45,875	2,477,250
Zillow Group Inc. Class C NVS[a,b]	90,210	4,853,298

		95,211,104
IT SERVICES — 1.27%
Amdocs Ltd.	385,432	25,716,023
Booz Allen Hamilton Holding Corp.	22,643	876,737
Conduent Inc.[a,b]	513,232	9,566,644
CoreLogic Inc./U.S.[a,b]	90,458	4,091,415
DST Systems Inc.	143,514	12,004,946
Fidelity National Information Services Inc.	383,642	36,944,725
Leidos Holdings Inc.	384,866	25,170,236
Sabre Corp.	121,904	2,614,841
Switch Inc. Class A	26,537	422,204
Teradata Corp.[a,b]	327,850	13,005,810
WEX Inc.[a]	21,111	3,306,405

		133,719,986
LEISURE PRODUCTS — 0.18%
Brunswick Corp./DE	44,227	2,626,642
Hasbro Inc.	74,868	6,311,372
Mattel Inc.[b]	761,148	10,009,096

		18,947,110
LIFE SCIENCES TOOLS & SERVICES — 1.04%
Agilent Technologies Inc.	663,864	44,412,502
Bio-Rad Laboratories Inc. Class Aa	56,517	14,133,771
Bruker Corp.	174,556	5,222,715
IQVIA Holdings Inc.[a]	150,360	14,751,820
PerkinElmer Inc.	240,037	18,175,602
QIAGEN NVa	406,635	13,138,377

		109,834,787
MACHINERY — 4.12%
AGCO Corp.	179,547	11,643,623
Colfax Corp.[a,b]	239,487	7,639,635
Crane Co.	134,938	12,514,150
Cummins Inc.	287,924	46,669,601
Donaldson Co. Inc.	27,011	1,216,846
Dover Corp.	373,968	36,731,137
Flowserve Corp.	353,692	15,325,474
Fortive Corp.	79,531	6,165,243
Gates Industrial Corp. PLC[a]	25,198	441,217
IDEX Corp.	13,981	1,992,432
Ingersoll-Rand PLC	336,902	28,808,490
ITT Inc.	239,677	11,739,380
Oshkosh Corp.	201,698	15,585,205

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
PACCAR Inc.	929,793	$61,524,403
Parker-Hannifin Corp.	48,430	8,282,983
Pentair PLC	448,758	30,573,883
Snap-on Inc.	133,943	19,761,950
Stanley Black & Decker Inc.	372,361	57,045,705
Terex Corp.	210,786	7,885,504
Timken Co. (The)	187,334	8,542,431
Trinity Industries Inc.	405,016	13,215,672
Wabtec Corp./DEb	157,368	12,809,755
Xylem Inc./NY	232,860	17,911,591

		434,026,310
MARINE — 0.11%
Kirby Corp.[a,b]	144,060	11,085,417

		11,085,417
MEDIA — 2.06%
Cinemark Holdings Inc.	287,559	10,832,348
Discovery Communications Inc. Class Aa,b	411,182	8,811,630
Discovery Communications Inc. Class C NVS[a]	670,133	13,080,996
GCI Liberty Inc. Class Aa	219,319	11,593,202
Interpublic Group of Companies Inc. (The)	162,296	3,737,677
John Wiley & Sons Inc. Class A	120,111	7,651,071
Liberty Broadband Corp. Class Aa,b	69,453	5,889,614
Liberty Broadband Corp. Class C NVS[a]	282,694	24,224,049
Liberty Media Corp.-Liberty Formula One Class Aa,b	66,091	1,935,805
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	504,876	15,575,425
Liberty Media Corp.-Liberty SiriusXM Class Aa	240,472	9,883,399
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	487,161	19,900,527
Lions Gate Entertainment Corp. Class Ab	49,449	1,277,268
Lions Gate Entertainment Corp. Class B NVS	97,818	2,355,457
Madison Square Garden Co. (The) Class Aa,b	45,598	11,207,988
News Corp. Class A NVS	1,040,270	16,436,266
News Corp. Class B	331,007	5,329,213
Sirius XM Holdings Inc.[b]	205,083	1,279,718
TEGNA Inc.	582,477	6,634,413
Tribune Media Co. Class A	214,712	8,697,983
Viacom Inc. Class Ab	26,806	1,061,518
Viacom Inc. Class B NVS	951,575	29,555,920

		216,951,487
METALS & MINING — 2.42%
Alcoa Corp.[a]	500,663	22,509,808
Freeport-McMoRan Inc.[a]	2,944,611	51,736,815
Newmont Mining Corp.	1,447,827	56,566,601
Nucor Corp.	865,335	52,863,315
Reliance Steel & Aluminum Co.	193,081	16,554,765
Royal Gold Inc.	110,610	9,498,081
Southern Copper Corp.	23,510	1,273,772
Steel Dynamics Inc.	540,015	23,879,463
Tahoe Resources Inc.	824,594	3,867,346
U.S. Steel Corp.	471,614	16,596,097

		255,346,063

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 1.01%
AGNC Investment Corp.[b]	1,066,255	$20,173,544
Annaly Capital Management Inc.	3,151,327	32,868,341
Chimera Investment Corp.[b]	506,697	8,821,595
MFA Financial Inc.	1,067,858	8,040,971
New Residential Investment Corp.	897,002	14,755,683
Starwood Property Trust Inc.[b]	691,402	14,484,872
Two Harbors Investment Corp.	467,365	7,183,400

		106,328,406
MULTI-UTILITIES — 4.58%
Ameren Corp.	656,571	37,181,616
CenterPoint Energy Inc.	1,168,570	32,018,818
CMS Energy Corp.	756,972	34,283,262
Consolidated Edison Inc.	842,832	65,690,326
DTE Energy Co.	485,111	50,645,588
MDU Resources Group Inc.	526,787	14,834,322
NiSource Inc.	917,700	21,942,207
Public Service Enterprise Group Inc.	1,370,956	68,876,830
SCANA Corp.	354,566	13,313,953
Sempra Energy	681,020	75,743,044
Vectren Corp.	225,478	14,412,554
WEC Energy Group Inc.	856,366	53,694,148

		482,636,668
MULTILINE RETAIL — 0.95%
Dollar General Corp.	455,467	42,608,938
Dollar Tree Inc.[a]	32,606	3,094,309
Kohl’s Corp.	454,879	29,799,123
Macy’s Inc.	826,874	24,591,233

		100,093,603
OIL, GAS & CONSUMABLE FUELS — 6.88%
Andeavor	422,232	42,459,650
Antero Resources Corp.[a,b]	318,496	6,322,146
Apache Corp.	977,307	37,606,773
Cabot Oil & Gas Corp.	366,895	8,798,142
Centennial Resource Development Inc./DE Class Aa,b	423,574	7,772,583
Cheniere Energy Inc.[a,b]	187,488	10,021,234
Chesapeake Energy Corp.[a,b]	2,284,847	6,900,238
Cimarex Energy Co.	17,062	1,595,297
CNX Resources Corp.[a]	601,041	9,274,063
Concho Resources Inc.[a]	399,479	60,053,678
CONSOL Energy Inc.[a]	76,771	2,224,056
Continental Resources Inc./OKa,b	132,815	7,829,444
Devon Energy Corp.	1,326,034	42,154,621
Diamondback Energy Inc.[a]	205,384	25,985,184
Energen Corp.[a]	265,306	16,677,135
EQT Corp.	572,623	27,205,319
Extraction Oil & Gas Inc.[a,b]	321,540	3,684,848
Gulfport Energy Corp.[a,b]	392,043	3,783,215
Hess Corp.	766,149	38,782,462

SCHEDULES OF INVESTMENTS	79

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
HollyFrontier Corp.	479,588	$23,432,670
Kosmos Energy Ltd.[a,b]	619,300	3,901,590
Marathon Oil Corp.	2,298,552	37,075,644
Marathon Petroleum Corp.	1,313,926	96,061,130
Murphy Oil Corp.	439,728	11,362,571
Noble Energy Inc.	1,303,098	39,483,869
Parsley Energy Inc. Class Aa,b	216,538	6,277,437
PBF Energy Inc. Class A	295,891	10,030,705
QEP Resources Inc.[a]	652,498	6,387,955
Range Resources Corp.[b]	618,348	8,990,780
RSP Permian Inc.[a]	177,462	8,319,418
SM Energy Co.[b]	301,261	5,431,736
Southwestern Energy Co.[a]	1,593,705	6,900,743
Targa Resources Corp.	574,405	25,273,820
Whiting Petroleum Corp.[a,b]	245,284	8,300,410
Williams Companies Inc. (The)	1,915,710	47,624,550
World Fuel Services Corp.	181,758	4,462,159
WPX Energy Inc.[a]	1,068,097	15,786,474

		724,233,749
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	167,196	7,112,518

		7,112,518
PERSONAL PRODUCTS — 0.36%
Coty Inc. Class A	1,265,503	23,158,705
Edgewell Personal Care Co.[a]	146,472	7,150,763
Nu Skin Enterprises Inc. Class A	102,077	7,524,096

		37,833,564
PHARMACEUTICALS — 0.92%
Akorn Inc.[a]	12,211	228,468
Endo International PLC[a,b]	609,088	3,617,983
Mallinckrodt PLC[a,b]	255,368	3,697,728
Mylan NVa	1,445,825	59,524,615
Perrigo Co. PLC	356,558	29,715,544

		96,784,338
PROFESSIONAL SERVICES — 0.76%
Dun & Bradstreet Corp. (The)	60,766	7,109,622
IHS Markit Ltd.[a]	447,775	21,600,666
ManpowerGroup Inc.	179,888	20,705,109
Nielsen Holdings PLC	967,175	30,746,493

		80,161,890
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
CBRE Group Inc. Class Aa,b	446,151	21,067,250
Howard Hughes Corp. (The)[a]	98,630	13,722,392
Jones Lang LaSalle Inc.	122,321	21,362,139
Realogy Holdings Corp.	357,721	9,758,629

		65,910,410

Security	Shares	Value
ROAD & RAIL — 0.63%
AMERCO	13,498	$4,658,160
Genesee & Wyoming Inc. Class Aa,b	164,266	11,628,390
Kansas City Southern	279,399	30,691,980
Old Dominion Freight Line Inc.	62,619	9,203,114
Ryder System Inc.	142,049	10,339,747

		66,521,391
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.80%
Cypress Semiconductor Corp.	824,080	13,976,397
First Solar Inc.[a,b]	220,137	15,625,324
Marvell Technology Group Ltd.	1,083,119	22,745,499
Microsemi Corp.[a]	60,375	3,907,470
ON Semiconductor Corp.[a,b]	62,529	1,529,459
Qorvo Inc.[a]	165,919	11,688,994
Teradyne Inc.	35,653	1,629,699
Versum Materials Inc.	267,034	10,048,489
Xilinx Inc.	38,839	2,805,729

		83,957,060
SOFTWARE — 1.08%
Autodesk Inc.[a]	102,703	12,897,443
CA Inc.	853,364	28,929,040
FireEye Inc.[a]	491,916	8,328,138
Guidewire Software Inc.[a,b]	124,632	10,074,004
Nuance Communications Inc.[a]	799,238	12,587,998
SS&C Technologies Holdings Inc.[b]	37,145	1,992,458
Synopsys Inc.[a]	371,199	30,898,605
Zynga Inc. Class Aa,b	2,085,878	7,634,313

		113,341,999
SPECIALTY RETAIL — 2.13%
Advance Auto Parts Inc.	142,424	16,884,365
AutoNation Inc.[a,b]	156,737	7,332,157
AutoZone Inc.[a]	10,672	6,922,820
Bed Bath & Beyond Inc.	369,334	7,752,321
Best Buy Co. Inc.	680,327	47,616,087
Burlington Stores Inc.[a]	78,147	10,405,273
Dick’s Sporting Goods Inc.	50,653	1,775,388
Foot Locker Inc.	305,297	13,903,225
GameStop Corp. Class Ab	271,403	3,425,106
Gap Inc. (The)	602,955	18,812,196
L Brands Inc.	546,507	20,882,032
Michaels Companies Inc. (The)[a,b]	69,035	1,360,680
Murphy USA Inc.[a]	87,937	6,401,814
Penske Automotive Group Inc.	97,280	4,312,422
Sally Beauty Holdings Inc.[a,b]	224,382	3,691,084
Signet Jewelers Ltd.	163,709	6,306,071
Tiffany & Co.	292,235	28,539,670
Urban Outfitters Inc.[a,b]	220,389	8,145,577
Williams-Sonoma Inc.	184,132	9,714,804

		224,183,092

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2018

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.83%
NetApp Inc.	103,872	$6,407,863
Western Digital Corp.	688,499	63,527,803
Xerox Corp.	626,073	18,018,381

		87,954,047
TEXTILES, APPAREL & LUXURY GOODS — 1.27%
Michael Kors Holdings Ltd.[a]	359,685	22,329,245
PVH Corp.	208,180	31,524,697
Ralph Lauren Corp.	149,925	16,761,615
Skechers U.S.A. Inc. Class Aa	202,240	7,865,114
Tapestry Inc.	641,494	33,748,999
Under Armour Inc. Class Aa,b	133,219	2,178,131
Under Armour Inc. Class C NVS[a,b]	135,071	1,938,269
VF Corp.	228,336	16,924,264

		133,270,334
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp. Inc.	1,288,477	16,788,855
TFS Financial Corp.	140,502	2,063,975

		18,852,830
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Air Lease Corp.	244,764	10,431,842
MSC Industrial Direct Co. Inc. Class A	69,675	6,389,894
WESCO International Inc.[a]	126,621	7,856,833
WW Grainger Inc.	8,107	2,288,363

		26,966,932
TRANSPORTATION INFRASTRUCTURE — 0.08%
Macquarie Infrastructure Corp.	216,651	8,000,921

		8,000,921
WATER UTILITIES — 0.53%
American Water Works Co. Inc.	482,932	39,663,205
Aqua America Inc.	481,662	16,405,408

		56,068,613
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	262,590	7,360,398
U.S. Cellular Corp.[a,b]	37,473	1,506,040

		8,866,438

TOTAL COMMON STOCKS
(Cost: $9,170,213,134)		10,497,673,142

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.23%

MONEY MARKET FUNDS — 3.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.84%[c,d,e]	327,446,348	$327,446,348
BlackRock Cash Funds: Treasury, SL Agency Shares
1.58%[c,d]	12,615,482	12,615,482

		340,061,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $340,072,120)		340,061,830

TOTAL INVESTMENTS IN SECURITIES — 102.89%
(Cost: $9,510,285,254)		10,837,734,972
Other Assets, Less Liabilities — (2.89)%		(304,443,180)

NET ASSETS — 100.00%		$10,533,291,792

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF,

iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF,

iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF,

iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF,

iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF,

iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF,

iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF,

iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF,

iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (twenty five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Russell 1000 Pure U.S. Revenue ETF: statements of operations and changes in net assets for the period August 8, 2017 (commencement of operations) through March 31, 2018.
iShares Russell 2500 ETF: statements of operations and changes in net assets for the period July 6, 2017 (commencement of operations) through March 31, 2018.
iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF: statements of operations for the year ended March 31, 2018 and statements of changes in net assets for each of the two years in the period ended March 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 30, 2018